UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2005 - March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds Total Return Fund—A, B, and C Classes

•	PIMCO Funds Total Return Fund—Class D

•	PIMCO Funds—Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy & IndexPLUS Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy & Equity-Related & Asset Allocation Funds—Class D

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

Annual Report March 31, 2006 Share Classes Institutional and Administrative

Bond Funds

California Intermediate Municipal Bond Fund

Convertible Fund

Developing Local Markets Fund

Diversified Income Fund

Emerging Markets Bond Fund

Floating Income Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

GNMA Fund

HighYield Fund

Investment Grade Corporate Bond Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Municipal Bond Fund

New York Municipal Bond Fund

Real Return Fund

Short Duration Municipal Income Fund

Short-Term Fund

StocksPLUS ® Fund

Total Return Mortgage Fund

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the PIMCO Funds Annual Report for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion. The Developing Local Markets Fund, a new bond fund, was added during the fiscal year. This innovative offering provides our shareholders with access to new and alternative markets and continues to contribute to our growth.

In the fixed-income markets for the twelve-month period ended March 31, 2006:

•	The Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%;

•	The Federal Reserve continued its rate tightening cycle, increasing the Federal Funds Rate by quarter of a percent increments from 2.75% to 4.75% over this period;

•	The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%; and,

•	While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of the primary factors that affected performance during the fiscal year.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. Additionally, you are invited to visit our web site at www.pimcofunds.com or our investment manager’s web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2006

3.31.06  |  PIMCO Funds Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Low Duration Fund (1/95), Money Market Fund (1/95), High Yield Fund (1/95), Short-Term Fund (2/96), Global Bond Fund (Unhedged) (7/96), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), StocksPLUS® Fund (1/97), Long-Term U.S. Government Fund (9/97), Low Duration Fund II (2/98), Emerging Markets Bond Fund (9/98), Low Duration Fund III (3/99), California Intermediate Municipal Bond Fund (9/99), Real Return Fund (4/00), Convertible Fund (8/00), Total Return Mortgage Fund (12/01), Municipal Bond Fund (9/98), Investment Grade Corporate Bond Fund (9/02), Short Duration Municipal Income Fund (10/02), Global Bond Fund (U.S. Dollar-Hedged) (9/03), Diversified Income Fund (10/04), Floating Income Fund (12/05) and Foreign Bond Fund (Unhedged) (2/06). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional and Administrative Classes are based on the historical performance of Class A shares, adjusted to reflect that the Institutional and Administrative Classes do not have a sales charge, and the different operating expenses associated with the Institutional and Administrative Classes, such as 12b-1 distribution and servicing fees (Administrative Class only) and administration fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2  PIMCO Funds Annual Report  |  3.31.06

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from October 1, 2005 to March 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

3.31.06  |  PIMCO Funds Annual Report  3

Benchmark Descriptions

Index	Description
33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The Global High Yield BBB Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in this index.

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3-Months) in England’s Eurodollar market.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S.$10 billion of external trade.

JPMorgan Emerging Markets Bond Index Global	JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in this index. (The benchmark for Emerging Markets Bond was changed from the JPMorgan EMBI + to the JPMorgan EMBI Global on 1/1/03.)

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets - changed to 4PM NY close of exchange markets on 07/01/2004. It is not possible to invest directly in such an unmanaged index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in such an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets - changed to 4PM NY close of exchange markets on 07/01/2004. It is not possible to invest directly in such an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond is an unmanaged index comprised of National Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in such an unmanaged index.

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Index	Description
Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade consists of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers General Municipal Bond	Lehman Brothers General Municipal Bond consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers Global Credit Hedged USD	Lehman Brothers Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield) It is not possible to invest in such an unmanaged index.

Lehman Brothers GNMA Index	Lehman Brothers GNMA is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in such an unmanaged index.

Lehman Brothers Intermediate Government/Credit Index	The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index.

Merrill Lynch 1-3 Year Treasury Index	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch All Convertibles Index	Merrill Lynch All Convertibles is an unmanaged index market comprised of convertible bonds. It is not possible to invest directly in such an unmanaged index. (Name was changed from CS First Boston Convertible Bond on 8/31/02.)

Merrill Lynch U.S. High Yield, BB-B Rated Index	Merrill Lynch U.S. High Yield, BB-B Rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. It is not possible to invest directly in such an unmanaged index. Prior to 1/97, data represents that of ML High Yield Cash Pay, BB-B rated. Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. Issues that meet the qualifying criteria are included in the index for the following month. Issues that no longer meet the criteria during the course of the month remain in the index until the next month-end re-balancing at which point they are dropped from the index.

S&P 500 Index	The S&P 500 Index is an unmanaged index of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also a proxy for the total market.

3.31.06  |  PIMCO Funds Annual Report  5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class	PCIMX
Administrative Class	PCMMX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	California Intermediate Municipal Bond Fund Institutional Class	Lehman Brothers California Intermediate Municipal Bond Index
8/31/1999	5,000,000	5,000,000
9/30/1999	5,035,313	5,032,226
10/31/1999	4,998,038	4,998,933
11/30/1999	5,040,593	5,039,949
12/31/1999	5,018,422	4,993,778
1/31/2000	5,034,390	5,022,020
2/29/2000	5,066,955	5,049,614
3/31/2000	5,158,118	5,123,805
4/30/2000	5,145,459	5,084,685
5/31/2000	5,170,144	5,098,594
6/30/2000	5,268,173	5,213,479
7/31/2000	5,337,733	5,284,702
8/31/2000	5,414,917	5,366,904
9/30/2000	5,398,442	5,336,141
10/31/2000	5,433,154	5,367,516
11/30/2000	5,459,904	5,391,707
12/31/2000	5,550,991	5,478,058
1/31/2001	5,641,724	5,575,379
2/28/2001	5,650,896	5,574,139
3/31/2001	5,704,668	5,599,284
4/30/2001	5,613,264	5,497,471
5/31/2001	5,710,997	5,593,307
6/30/2001	5,745,338	5,626,035
7/31/2001	5,815,154	5,718,190
8/31/2001	5,932,622	5,823,251
9/30/2001	5,927,320	5,807,057
10/31/2001	5,957,864	5,872,822
11/30/2001	5,932,819	5,806,573
12/31/2001	5,886,709	5,745,693
1/31/2002	5,969,953	5,862,893
2/28/2002	6,023,027	5,932,739
3/31/2002	5,941,465	5,790,033
4/30/2002	6,037,492	5,919,977
5/31/2002	6,087,678	5,977,980
6/30/2002	6,127,822	6,032,123
7/31/2002	6,153,332	6,104,464
8/31/2002	6,187,057	6,192,181
9/30/2002	6,295,670	6,335,395
10/31/2002	6,186,051	6,170,863
11/30/2002	6,190,534	6,172,377
12/31/2002	6,267,111	6,282,255
1/31/2003	6,234,976	6,246,845
2/28/2003	6,285,858	6,336,589
3/31/2003	6,271,330	6,343,770
4/30/2003	6,270,220	6,383,023
5/31/2003	6,358,968	6,529,035
6/30/2003	6,337,008	6,479,652
7/31/2003	6,177,738	6,257,192
8/31/2003	6,186,005	6,323,339
9/30/2003	6,330,530	6,521,498
10/31/2003	6,340,847	6,479,787
11/30/2003	6,416,687	6,519,442
12/31/2003	6,465,911	6,569,227
1/31/2004	6,489,564	6,612,906
2/29/2004	6,569,679	6,720,597
3/31/2004	6,533,072	6,684,467
4/30/2004	6,420,661	6,516,919
5/31/2004	6,377,827	6,512,836
6/30/2004	6,418,233	6,559,648
7/31/2004	6,474,711	6,622,356
8/31/2004	6,555,702	6,757,954
9/30/2004	6,571,687	6,777,623
10/31/2004	6,607,751	6,831,910
11/30/2004	6,603,475	6,783,559
12/31/2004	6,647,472	6,852,345
1/31/2005	6,664,690	6,898,155
2/28/2005	6,665,844	6,847,443
3/31/2005	6,636,241	6,793,239
4/30/2005	6,699,051	6,907,826
5/31/2005	6,694,430	6,934,435
6/30/2005	6,723,077	6,967,110
7/31/2005	6,716,957	6,915,382
8/31/2005	6,766,009	6,988,833
9/30/2005	6,748,322	6,954,511
10/31/2005	6,713,922	6,909,354
11/30/2005	6,742,793	6,944,498
12/31/2005	6,788,398	6,982,383
1/31/2006	6,815,534	7,005,974
2/28/2006	6,843,039	7,034,546
3/31/2006	6,812,146	6,983,985

Regional Breakdown‡

California	85.3%
Puerto Rico	6.7%
Virgin Islands	4.2%
Other	3.8%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (08/31/99)
California Intermediate Municipal Bond Fund Institutional Class	2.65%	3.61%	4.81%
California Intermediate Municipal Bond Fund Administrative Class	2.39%	3.35%	4.55%
Lehman Brothers California Intermediate Municipal Bond Index	2.81%	4.52%	5.21%
Lipper California Intermediate Municipal Debt Fund Average	2.45%	3.67%	4.55%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,009.40	$1,008.20	$1,022.69	$1,021.44
Expenses Paid During Period†	$2.25	$3.50	$2.27	$3.53

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between five and ten years, was 2.45% for the one-year period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA- at the end of the period similar to the benchmark’s average of AA2/AA3.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2006 was 3.55%. The yield was 6.01% on a fully tax adjusted basis with a federal tax rate of 35% and effective CA state tax rate of 6.05% or 3.98% with a federal tax rate of 10% and effective CA state tax rate of 1%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer-term Treasuries lag municipals added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

6  PIMCO Funds Annual Report  |  3.31.06

PIMCO Convertible Fund

Institutional Class	PFCIX
Administrative Class	PFCAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Convertible Fund Institutional Class	Merrill Lynch All Convertibles Index
3/31/1999	5,000,000	5,000,000
4/30/1999	5,240,000	5,202,950
5/31/1999	5,335,000	5,176,675
6/30/1999	5,625,000	5,367,488
7/31/1999	5,640,000	5,333,190
8/31/1999	5,630,000	5,265,991
9/30/1999	5,685,000	5,300,642
10/31/1999	5,915,000	5,508,427
11/30/1999	6,350,000	5,827,476
12/31/1999	7,109,943	6,616,863
1/31/2000	7,257,010	6,615,277
2/29/2000	8,032,917	7,171,820
3/31/2000	8,032,816	7,161,636
4/30/2000	7,497,974	6,667,768
5/31/2000	7,258,568	6,378,988
6/30/2000	7,620,361	6,707,378
7/31/2000	7,400,886	6,508,369
8/31/2000	7,967,437	7,008,279
9/30/2000	7,872,203	6,779,599
10/31/2000	7,507,607	6,514,381
11/30/2000	6,567,872	5,735,717
12/31/2000	7,055,087	5,955,281
1/31/2001	7,240,032	6,325,698
2/28/2001	6,451,298	5,850,638
3/31/2001	6,185,149	5,597,365
4/30/2001	6,649,171	5,973,003
5/31/2001	6,490,858	5,935,733
6/30/2001	6,225,557	5,842,065
7/31/2001	6,027,746	5,757,998
8/31/2001	5,956,314	5,656,369
9/30/2001	5,639,814	5,318,855
10/31/2001	5,816,750	5,428,210
11/30/2001	6,021,331	5,573,468
12/31/2001	6,082,954	5,690,736
1/31/2002	5,967,856	5,600,820
2/28/2002	5,812,473	5,441,981
3/31/2002	6,045,249	5,637,348
4/30/2002	6,022,043	5,555,325
5/31/2002	6,004,638	5,506,825
6/30/2002	5,763,216	5,208,520
7/31/2002	5,512,894	4,896,478
8/31/2002	5,571,109	4,957,293
9/30/2002	5,462,557	4,782,549
10/31/2002	5,450,810	4,889,199
11/30/2002	5,644,642	5,241,809
12/31/2002	5,641,576	5,202,338
1/31/2003	5,683,677	5,286,095
2/28/2003	5,665,634	5,273,461
3/31/2003	5,662,070	5,362,530
4/30/2003	5,999,385	5,633,016
5/31/2003	6,258,394	5,895,065
6/30/2003	6,266,537	5,932,557
7/31/2003	6,424,262	5,949,466
8/31/2003	6,412,129	6,023,299
9/30/2003	6,523,634	6,097,626
10/31/2003	6,866,018	6,316,470
11/30/2003	7,080,008	6,419,429
12/31/2003	7,444,319	6,614,836
1/31/2004	7,640,056	6,815,530
2/29/2004	7,658,998	6,869,441
3/31/2004	7,613,164	6,895,064
4/30/2004	7,417,144	6,728,824
5/31/2004	7,467,730	6,746,050
6/30/2004	7,552,462	6,855,673
7/31/2004	7,343,024	6,670,913
8/31/2004	7,387,450	6,684,321
9/30/2004	7,512,128	6,798,957
10/31/2004	7,601,406	6,829,145
11/30/2004	7,875,618	7,077,452
12/31/2004	8,074,782	7,250,638
1/31/2005	7,964,435	7,091,994
2/28/2005	7,964,435	7,075,328
3/31/2005	7,771,494	6,911,958
4/30/2005	7,420,020	6,683,864
5/31/2005	7,576,231	6,855,839
6/30/2005	7,786,592	7,000,223
7/31/2005	8,061,413	7,223,810
8/31/2005	8,048,326	7,219,115
9/30/2005	8,139,754	7,290,656
10/31/2005	7,888,691	7,136,167
11/30/2005	7,994,402	7,265,974
12/31/2005	8,118,825	7,324,102
1/31/2006	8,412,357	7,625,855
2/28/2006	8,399,015	7,608,163
3/31/2006	8,447,711	7,713,688

Sector Breakdown‡

Industrials	57.4%
Convertible Preferred Stock	15.9%
Common Stocks	9.9%
Utilities	8.8%
Banking & Finance	6.0%
Other	2.0%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (03/31/99)
Convertible Fund Institutional Class	8.70%	6.43%	7.78%
Convertible Fund Administrative Class	8.43%	6.09%	7.50%
Merrill Lynch All Convertibles Index	11.60%	6.62%	6.39%
Lipper Convertible Securities Fund Average	12.34%	6.25%	6.88%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,037.80	$1,036.50	$1,021.69	$1,020.44
Expenses Paid During Period†	$3.30	$4.57	$3.28	$4.53

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities.

•	A slightly longer-than-benchmark delta, or sensitivity to changes in the prices of the underlying equity shares, contributed to performance as underlying stocks significantly outperformed over the twelve-month period.

•	An emphasis on higher-quality detracted from performance as speculative grade convertibles outperformed investment grade issues by over 4.50%.

•	An overweight to the utility sector was a detriment to performance as these bonds were among the worst performing industry categories.

•	As convertible bonds within the media sector lagged the overall market considerably, an overweight to these issues hurt relative performance.

•	With energy issues significantly outperforming the broad convertible market, an overweight to the sector was boost to returns.

•	An overweight to the telecom sector proved beneficial, as the sector rallied over the period.

•	Modest exposure to emerging market sovereign debt helped relative performance as these bonds outperformed convertibles by about 2.25%.

3.31.06  |  PIMCO Funds Annual Report  7

PIMCO Developing Local Markets Fund

Institutional Class PLMIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Developing Local Markets Fund Institutional Class	JPMorgan Emerging Local Markets Index Plus (Unhedged)
5/31/2005	5,000,000	5,000,000
6/30/2005	5,028,228	5,021,443
7/31/2005	5,068,232	5,077,026
8/31/2005	5,119,629	5,113,420
9/30/2005	5,132,140	5,129,270
10/31/2005	5,108,887	5,112,540
11/30/2005	5,173,423	5,166,146
12/31/2005	5,220,041	5,221,375
1/31/2006	5,388,045	5,371,583
2/28/2006	5,398,692	5,381,406
3/31/2006	5,381,933	5,359,325

Sector Breakdown‡

Short-Term Instruments	63.9%
Corporate Bonds & Notes	19.8%
Asset-Backed Securities	9.9%
Soverign Issues	3.5%
Other	2.9%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

Inception (05/31/05)*
Developing Local Markets Fund Institutional Class	7.66%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	7.19%
Lipper International Income Fund Average	-1.40%
* Cumulative return.
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,048.70	$1,020.69
Expenses Paid During Period†	$4.34	$4.28

†	Expenses are equal to the expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Developing Local Markets Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed income instruments denominated in the currencies of, developing markets.

•	An overweight position in Brazil, the top performing country[1] during the time period, contributed to relative returns, as strong economic fundamentals contributed to appreciation of the currency and high local rates provided attractive carry[2]. [1] From May 31, 2005 to March 31, 2006 [2]Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

•	Overweighting Chile also added to relative performance. Despite central bank intervention to slow currency strength, a solid and sustainable economic upswing resulting from high copper prices supported a strong currency

•	De-emphasizing Hong Kong helped returns; Hong Kong underperformed the market, as its USD-pegged currency remained unchanged while the central bank lagged the Federal Reserve in rate hikes.

•	An underweight to Hungary was positive; the currency lagged the market in response to Moody’s negative outlook and political concerns.

•	An underweight to Turkey was negative for relative returns; although the Turkish lira lagged most emerging markets currencies, the country’s local instruments posted strong returns as very high domestic interest rates provided attractive carry on domestic securities.

•	An overweight to Peru was negative; recent hikes from the Federal Reserve further decreased interest rate differentials, as well-contained inflation in Peru kept rates relatively low. Despite its continued strong economic growth, the recent election increased Peru’s political uncertainty and weighed on the country’s performance.

8  PIMCO Funds Annual Report  |  3.31.06

PIMCO Diversified Income Fund

Institutional Class	PDIIX
Administrative Class	PDAAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Diversified Income Fund Institutional Class	Lehman Brothers Global Credit Hedged USD	33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global
7/31/2003	5,000,000	5,000,000	5,000,000
8/31/2003	5,105,891	5,024,945	5,064,622
9/30/2003	5,254,214	5,148,412	5,206,049
10/31/2003	5,293,385	5,118,205	5,227,493
11/30/2003	5,359,739	5,139,686	5,273,547
12/31/2003	5,486,342	5,209,360	5,379,006
1/31/2004	5,527,421	5,249,151	5,423,772
2/29/2004	5,523,688	5,296,541	5,455,246
3/31/2004	5,600,778	5,340,131	5,530,540
4/30/2004	5,406,806	5,237,508	5,381,210
5/31/2004	5,359,082	5,199,590	5,316,481
6/30/2004	5,429,945	5,225,084	5,370,559
7/31/2004	5,518,170	5,279,425	5,466,325
8/31/2004	5,686,584	5,382,849	5,608,820
9/30/2004	5,763,465	5,420,975	5,675,015
10/31/2004	5,851,463	5,474,517	5,752,965
11/30/2004	5,891,498	5,487,404	5,781,172
12/31/2004	6,001,327	5,542,737	5,869,014
1/31/2005	6,029,689	5,578,122	5,898,788
2/28/2005	6,062,737	5,575,847	5,932,054
3/31/2005	5,936,420	5,526,539	5,821,750
4/30/2005	5,969,018	5,577,773	5,865,192
5/31/2005	6,094,372	5,648,834	5,978,204
6/30/2005	6,180,843	5,713,738	6,065,254
7/31/2005	6,191,888	5,699,965	6,073,048
8/31/2005	6,275,032	5,762,503	6,147,170
9/30/2005	6,286,920	5,729,123	6,155,339
10/31/2005	6,206,169	5,683,947	6,093,930
11/30/2005	6,268,503	5,716,935	6,152,322
12/31/2005	6,355,151	5,768,796	6,227,336
1/31/2006	6,405,687	5,782,165	6,273,652
2/28/2006	6,484,697	5,808,084	6,343,332
3/31/2006	6,407,734	5,756,618	6,286,493

Sector Breakdown‡

Corporate Bonds & Notes	53.5%
Sovereign Issues	25.0%
U.S. Government Agencies	7.0%
Foreign Currency-Denominated Issues	6.6%
Short-Term Instruments	3.7%
Other	4.2%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (07/31/03)
Diversified Income Fund Institutional Class	7.94%	9.74%
Diversified Income Fund Administrative Class	7.67%	9.47%
Lehman Brothers Global Credit Hedged USD	4.16%	5.43%
33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global*	7.98%	8.97%
Lipper Multi-Sector Income Fund Average	4.35%	7.42%
All Fund returns are net of fees and expenses.

*  The Diversified Income Index was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: 1) the JPM EMBI Global Index, 2) the ML Global High Yield BB/B Constrained Index (hedged to US$), and 3) the Lehman Brothers Global Aggregate Credit Index (hedged to US$).

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,019.20	$1,017.90	$1,021.19	$1,019.95
Expenses Paid During Period†	$3.78	$5.03	$3.78	$5.04

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.75% for Institutional Class, 1.00% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Overweighting emerging markets, underweighting investment grade, as well as tactically emphasizing high yields were all positive for relative returns; bonds that provided a yield cushion against higher rates, such as high yield and emerging markets, fared the best, returning 13.83% and 7.36% over the twelve-month period, respectively. Investment grade bonds lagged the other two sectors, returning 2.95%.

•	An overweight to Brazil helped returns; Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P and external debt buybacks.

•	An overweight to Ecuador was positive; debt buybacks, a high spread cushion and supportive crude oil prices helped offset political uncertainty.

•	An underweight position in the Philippines was negative; the country outperformed the benchmark especially in the fourth quarter of 2005, as seasonal remittances drove local demand. The narrowed budget shortfall, underpinned by tax collection efforts in 2006, further improved investors’ view of the fiscal outlook.

•	As consumer cyclicals underperformed over the twelve-month period, weighed down heavily by auto-related bonds, an underweight to the overall sector was a boost to returns.

•	Overweighting the communication sector was mixed for performance; an emphasis on outperforming lower tier issues offset losses by allocating to higher tier bonds.

•	An underweight to the banking and insurance sectors detracted from relative performance, as the sector outperformed the broader global corporate credit market during the past twelve months.

•	Above-benchmark duration in the first quarter of 2006 was negative, as U.S. Treasury rates rose.

3.31.06  |  PIMCO Funds Annual Report  9

PIMCO Emerging Markets Bond Fund

Institutional Class	PEBIX
Administrative Class	PEBAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Emerging Markets Bond Fund Institutional Class	JPMorgan Emerging Markets Bond Index Global
7/31/1997	5,000,000	5,000,000
8/31/1997	4,941,202	4,975,934
9/30/1997	5,077,992	5,113,764
10/31/1997	4,500,427	4,572,134
11/30/1997	4,738,197	4,765,908
12/31/1997	4,859,660	4,882,485
1/31/1998	4,866,472	4,905,926
2/28/1998	5,005,158	5,035,629
3/31/1998	5,155,188	5,150,019
4/30/1998	5,168,205	5,161,895
5/31/1998	5,002,060	5,005,938
6/30/1998	4,838,082	4,879,047
7/31/1998	4,912,199	4,907,488
8/31/1998	3,543,793	3,565,758
9/30/1998	3,819,422	3,873,922
10/31/1998	4,019,347	4,121,453
11/30/1998	4,340,414	4,403,988
12/31/1998	4,288,256	4,318,665
1/31/1999	4,139,443	4,220,528
2/28/1999	4,222,136	4,262,095
3/31/1999	4,507,995	4,544,631
4/30/1999	4,883,959	4,824,041
5/31/1999	4,578,472	4,574,947
6/30/1999	4,716,852	4,750,594
7/31/1999	4,686,777	4,671,521
8/31/1999	4,679,209	4,674,647
9/30/1999	4,888,898	4,821,540
10/31/1999	5,046,834	4,992,187
11/30/1999	5,183,471	5,125,953
12/31/1999	5,427,907	5,362,858
1/31/2000	5,308,344	5,280,348
2/29/2000	5,622,784	5,564,133
3/31/2000	5,765,699	5,715,402
4/30/2000	5,656,677	5,610,076
5/31/2000	5,546,802	5,480,373
6/30/2000	5,808,164	5,735,717
7/31/2000	5,949,537	5,899,487
8/31/2000	6,158,003	6,087,636
9/30/2000	6,076,985	6,022,003
10/31/2000	5,975,644	5,899,800
11/30/2000	6,006,990	5,876,047
12/31/2000	6,220,981	6,135,454
1/31/2001	6,485,181	6,431,429
2/28/2001	6,457,362	6,345,793
3/31/2001	6,511,798	6,274,847
4/30/2001	6,550,734	6,244,531
5/31/2001	6,698,649	6,395,174
6/30/2001	6,902,857	6,492,687
7/31/2001	6,955,869	6,156,395
8/31/2001	7,313,582	6,432,054
9/30/2001	7,050,022	6,221,715
10/31/2001	7,347,034	6,225,153
11/30/2001	7,741,151	6,145,456
12/31/2001	7,974,620	6,218,902
1/31/2002	8,171,825	6,333,917
2/28/2002	8,544,744	6,571,446
3/31/2002	8,561,045	6,578,635
4/30/2002	8,675,694	6,643,330
5/31/2002	8,572,651	6,608,951
6/30/2002	7,971,888	6,275,472
7/31/2002	7,424,961	5,991,374
8/31/2002	8,030,226	6,429,954
9/30/2002	7,689,238	6,251,844
10/31/2002	8,336,072	6,636,955
11/30/2002	8,644,940	6,825,366
12/31/2002	8,998,071	7,035,058
1/31/2003	9,208,291	7,150,891
2/28/2003	9,590,663	7,379,719
3/31/2003	9,940,552	7,499,272
4/30/2003	10,588,631	7,925,906
5/31/2003	11,021,019	8,254,382
6/30/2003	10,979,142	8,254,088
7/31/2003	10,544,571	7,961,839
8/31/2003	10,873,901	8,155,670
9/30/2003	11,275,070	8,441,671
10/31/2003	11,374,790	8,482,832
11/30/2003	11,582,879	8,587,218
12/31/2003	11,927,934	8,839,339
1/31/2004	12,063,500	8,884,750
2/29/2004	12,012,305	8,915,795
3/31/2004	12,312,681	9,138,186
4/30/2004	11,431,003	8,642,005
5/31/2004	11,337,099	8,513,720
6/30/2004	11,546,110	8,638,605
7/31/2004	11,853,561	8,895,306
8/31/2004	12,447,926	9,262,398
9/30/2004	12,655,629	9,416,765
10/31/2004	12,866,517	9,568,071
11/30/2004	12,995,262	9,634,982
12/31/2004	13,387,528	9,876,347
1/31/2005	13,487,380	9,938,189
2/28/2005	13,584,797	10,004,588
3/31/2005	13,197,601	9,749,722
4/30/2005	13,456,429	9,903,485
5/31/2005	13,878,430	10,199,759
6/30/2005	14,115,851	10,380,966
7/31/2005	14,091,493	10,355,429
8/31/2005	14,411,310	10,556,323
9/30/2005	14,674,340	10,734,654
10/31/2005	14,390,919	10,576,040
11/30/2005	14,638,080	10,737,663
12/31/2005	14,958,965	10,936,063
1/31/2006	15,133,442	11,066,993
2/28/2006	15,480,430	11,312,802
3/31/2006	15,140,903	11,098,125

Country Allocation‡

Brazil	24.1%
Short-Term Instruments	17.1%
Russia	13.9%
Mexico	12.2%
Other	32.7%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (07/31/97)
Emerging Markets Bond Fund Institutional Class	14.72%	18.37%	13.63%
Emerging Markets Bond Fund Administrative Class	14.43%	18.08%	13.34%
JPMorgan Emerging Markets Bond Index Global	13.83%	12.08%	9.64%
Lipper Emerging Markets Debt Fund Average	15.75%	15.77%	10.01%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,031.70	$1,030.50	$1,020.69	$1,019.45
Expenses Paid During Period†	$4.31	$5.57	$4.28	$5.54

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

Important contributors to relative performance were:

•	An overweight to Brazil; Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buybacks.

•	An overweight to Ecuador, where debt buybacks, a high spread cushion and supportive crude oil prices helped offset political uncertainty.

•	Tactically de-emphasizing countries such as China, Malaysia and Mexico aided relative performance, as those higher-rated countries tended to be more sensitive to rising global interest rates.

•	Despite U.S. dollar strength over the past twelve months against the euro and the yen, modest emerging market currency exposure was positive, as attractive carry[1] plus currency appreciation added to returns. [1]Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

The following strategies detracted from relative returns:

•	An underweight position in the Philippines; the country outperformed the benchmark especially in the fourth quarter of 2005, as seasonal remittances drove local demand. The narrowed budget shortfall underpinned by tax collection efforts in 2006 further improved investors’ view of the fiscal outlook.

•	An underweight to Argentina; although completion of the debt exchange in 2005 disappointed some investors, bonds rallied toward the end of the year as investors favored higher-yielding credits. Outperformance was also supported by stronger than expected economic data and a rating upgrade by S&P.

•	An overweight to Ukraine; the bonds lagged the overall market due to continued political noise.

•	Moderately above-index duration in the first quarter of 2006, as U.S. Treasury rates rose.

10  PIMCO Funds Annual Report  |  3.31.06

PIMCO Floating Income Fund

Institutional Class	PFIIX
Administrative Class	PFTAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Floating Income Fund Institutional Class	3-Month LIBOR Index
7/31/2004	5,000,000	5,000,000
8/31/2004	5,031,130	5,006,609
9/30/2004	5,051,402	5,013,227
10/31/2004	5,078,000	5,021,478
11/30/2004	5,126,276	5,029,743
12/31/2004	5,193,174	5,038,021
1/31/2005	5,197,623	5,048,769
2/28/2005	5,232,397	5,059,540
3/31/2005	5,193,590	5,071,682
4/30/2005	5,216,808	5,084,869
5/31/2005	5,260,393	5,098,089
6/30/2005	5,299,069	5,111,345
7/31/2005	5,338,751	5,126,167
8/31/2005	5,363,637	5,142,059
9/30/2005	5,410,578	5,158,513
10/31/2005	5,408,905	5,176,052
11/30/2005	5,445,507	5,193,651
12/31/2005	5,473,724	5,212,867
1/31/2006	5,512,823	5,232,532
2/28/2006	5,562,001	5,252,885
3/31/2006	5,578,872	5,274,681

Sector Breakdown‡

Corporate Bonds & Notes	29.4%
U.S. Government Agencies	19.4%
Sovereign Issues	18.5%
Short-Term Instruments	14.3%
Bank Loan Obligations	10.0%
Other	8.4%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (07/30/04)
Floating Income Fund Institutional Class	7.42%	6.79%
Floating Income Fund Administrative Class	7.13%	6.51%
3-Month LIBOR Index	4.00%	3.26%
Lipper Loan Participation Fund Average	4.86%	4.59%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,031.10	$1,000.00	$1,022.19	$1,010.59
Expenses Paid During Period†	$2.79	$2.03	$2.77	$2.03

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Institutional Class, and 92/365 (to reflect the period since the class commenced operations on 12/30/05) for Administrative Class.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund benefited from exposure to bonds that provided a yield cushion against higher rates, such as high yield and emerging markets, which fared the best.

•	An allocation to Brazil helped returns; Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buybacks.

•	The Fund’s exposure to banking/insurance, transportation, and energy was positive as those sectors outperformed the overall credit markets. While yields of higher-quality bonds stabilized, spreads on lower quality issues tightened notably during the past twelve months.

•	Emphasizing lower quality telecommunications issuers boosted returns, as the sector’s spreads tightened by 0.49% over the twelve-month period.

•	As consumer cyclicals lagged the overall credit markets over the twelve-month period, weighed down by auto-related bonds, an exposure to the sector detracted from relative returns.

3.31.06  |  PIMCO Funds Annual Report  11

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class	PFUIX
Administrative Class	PFUUX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Foreign Bond Fund (Unhedged) Institutional Class	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD
4/30/2004	5,000,000	5,000,000
5/31/2004	5,034,623	5,052,049
6/30/2004	5,055,680	5,059,669
7/31/2004	4,996,868	5,003,002
8/31/2004	5,123,925	5,140,083
9/30/2004	5,196,569	5,221,295
10/31/2004	5,385,635	5,421,272
11/30/2004	5,632,461	5,656,010
12/31/2004	5,747,094	5,762,345
1/31/2005	5,623,854	5,652,861
2/28/2005	5,638,625	5,660,207
3/31/2005	5,563,474	5,576,438
4/30/2005	5,647,971	5,663,988
5/31/2005	5,465,660	5,484,437
6/30/2005	5,412,356	5,440,562
7/31/2005	5,362,757	5,380,174
8/31/2005	5,496,723	5,511,451
9/30/2005	5,350,326	5,363,743
10/31/2005	5,249,120	5,265,586
11/30/2005	5,143,139	5,175,544
12/31/2005	5,226,502	5,243,862
1/31/2006	5,311,881	5,324,094
2/28/2006	5,282,826	5,291,615
3/31/2006	5,245,079	5,233,411

Country Allocation‡

United States	32.1%
Short-Term Instruments	20.0%
Germany	17.5%
Japan	9.6%
France	8.5%
Spain	6.2%
Other	6.1%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (04/30/04)
Foreign Bond Fund (Unhedged) Institutional Class	-5.72%	2.53%
Foreign Bond Fund (Unhedged) Administrative Class	-5.96%	2.27%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-6.15%	2.41%
Lipper International Income Fund Average	-2.36%	3.57%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Beginning Account Value (03/31/06)	$980.30	$992.60	$1,022.44	$1,003.73
Expenses Paid During Period†	$2.47	$0.66	$2.52	$0.66

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period), for Institutional Class, and 32/365 (to reflect the period since the class commended operations on 2/28/06), for Administrative class.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

12  PIMCO Funds Annual Report  |  3.31.06

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class	PFORX
Administrative Class	PFRAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	JPMorgan GBI Global ex-US Index Hedged in USD
12/31/1992	5,000,000	5,000,000
1/31/1993	5,041,660	5,045,501
2/28/1993	5,152,513	5,136,826
3/31/1993	5,171,807	5,139,908
4/30/1993	5,171,804	5,140,421
5/31/1993	5,218,564	5,169,209
6/30/1993	5,342,019	5,274,661
7/31/1993	5,426,186	5,333,737
8/31/1993	5,558,061	5,444,678
9/30/1993	5,580,127	5,468,090
10/31/1993	5,663,151	5,540,815
11/30/1993	5,679,152	5,579,601
12/31/1993	5,820,067	5,695,098
1/31/1994	5,827,680	5,666,624
2/28/1994	5,673,113	5,539,124
3/31/1994	5,574,498	5,488,718
4/30/1994	5,522,099	5,449,747
5/31/1994	5,441,127	5,389,254
6/30/1994	5,340,992	5,334,283
7/31/1994	5,374,816	5,369,488
8/31/1994	5,322,015	5,317,942
9/30/1994	5,330,821	5,322,728
10/31/1994	5,351,402	5,343,487
11/30/1994	5,430,650	5,418,829
12/31/1994	5,395,132	5,406,367
1/31/1995	5,431,819	5,465,297
2/28/1995	5,467,726	5,535,800
3/31/1995	5,471,621	5,648,728
4/30/1995	5,605,512	5,738,544
5/31/1995	5,825,529	5,926,769
6/30/1995	5,790,386	5,907,210
7/31/1995	5,900,948	5,981,642
8/31/1995	6,013,433	6,033,680
9/30/1995	6,099,110	6,129,012
10/31/1995	6,201,268	6,197,659
11/30/1995	6,444,451	6,333,387
12/31/1995	6,540,017	6,392,287
1/31/1996	6,700,408	6,469,635
2/29/1996	6,557,601	6,393,293
3/31/1996	6,664,336	6,446,357
4/30/1996	6,825,851	6,523,713
5/31/1996	6,852,155	6,568,075
6/30/1996	6,930,027	6,622,589
7/31/1996	6,997,369	6,672,259
8/31/1996	7,169,036	6,761,000
9/30/1996	7,370,202	6,905,010
10/31/1996	7,552,295	7,018,941
11/30/1996	7,735,101	7,159,321
12/31/1996	7,775,388	7,169,345
1/31/1997	7,899,810	7,258,963
2/28/1997	7,942,561	7,305,419
3/31/1997	7,843,570	7,266,703
4/30/1997	7,917,253	7,345,183
5/31/1997	7,958,788	7,383,378
6/30/1997	8,118,878	7,508,894
7/31/1997	8,239,266	7,628,287
8/31/1997	8,206,198	7,637,441
9/30/1997	8,383,475	7,772,623
10/31/1997	8,286,145	7,822,367
11/30/1997	8,398,755	7,878,689
12/31/1997	8,522,040	7,981,113
1/31/1998	8,645,607	8,087,245
2/28/1998	8,725,510	8,159,239
3/31/1998	8,835,222	8,231,855
4/30/1998	8,865,827	8,273,838
5/31/1998	8,942,528	8,387,190
6/30/1998	8,987,048	8,423,255
7/31/1998	9,130,620	8,501,590
8/31/1998	9,058,201	8,669,071
9/30/1998	9,266,649	8,874,530
10/31/1998	9,075,582	8,861,217
11/30/1998	9,245,824	8,956,919
12/31/1998	9,377,213	8,946,169
1/31/1999	9,569,644	9,057,102
2/28/1999	9,476,423	8,996,420
3/31/1999	9,534,902	9,103,477
4/30/1999	9,658,589	9,219,091
5/31/1999	9,507,394	9,181,293
6/30/1999	9,391,681	9,038,983
7/31/1999	9,396,468	9,015,482
8/31/1999	9,329,165	9,031,709
9/30/1999	9,379,607	9,066,031
10/31/1999	9,422,198	9,087,790
11/30/1999	9,440,689	9,140,496
12/31/1999	9,524,187	9,167,918
1/31/2000	9,475,484	9,168,837
2/29/2000	9,584,349	9,236,684
3/31/2000	9,722,350	9,371,538
4/30/2000	9,756,895	9,422,144
5/31/2000	9,815,858	9,497,520
6/30/2000	9,890,070	9,543,107
7/31/2000	9,973,457	9,611,817
8/31/2000	9,963,948	9,613,739
9/30/2000	10,095,126	9,696,417
10/31/2000	10,121,158	9,774,958
11/30/2000	10,271,406	9,947,974
12/31/2000	10,463,562	10,058,396
1/31/2001	10,619,334	10,177,679
2/28/2001	10,680,403	10,265,125
3/31/2001	10,824,425	10,342,598
4/30/2001	10,759,482	10,272,516
5/31/2001	10,785,208	10,325,932
6/30/2001	10,779,884	10,382,726
7/31/2001	11,033,728	10,477,207
8/31/2001	11,133,056	10,565,217
9/30/2001	11,210,774	10,608,535
10/31/2001	11,490,158	10,802,671
11/30/2001	11,452,617	10,756,218
12/31/2001	11,401,404	10,666,943
1/31/2002	11,451,164	10,678,677
2/28/2002	11,476,667	10,688,287
3/31/2002	11,439,446	10,633,778
4/30/2002	11,561,674	10,719,912
5/31/2002	11,567,554	10,733,728
6/30/2002	11,702,631	10,872,315
7/31/2002	11,742,083	10,977,775
8/31/2002	11,830,240	11,109,509
9/30/2002	11,937,977	11,236,158
10/31/2002	11,935,460	11,231,471
11/30/2002	12,058,371	11,252,147
12/31/2002	12,276,373	11,414,177
1/31/2003	12,424,967	11,503,620
2/28/2003	12,567,348	11,582,617
3/31/2003	12,534,779	11,568,305
4/30/2003	12,586,788	11,594,178
5/31/2003	12,744,533	11,778,203
6/30/2003	12,716,274	11,717,184
7/31/2003	12,605,002	11,587,098
8/31/2003	12,556,206	11,503,569
9/30/2003	12,679,626	11,629,935
10/31/2003	12,583,334	11,521,345
11/30/2003	12,576,764	11,531,837
12/31/2003	12,713,652	11,639,816
1/31/2004	12,765,231	11,692,023
2/29/2004	12,920,040	11,803,619
3/31/2004	12,968,480	11,835,351
4/30/2004	12,947,536	11,742,702
5/31/2004	12,926,380	11,722,787
6/30/2004	12,929,578	11,708,220
7/31/2004	12,975,382	11,755,232
8/31/2004	13,105,132	11,921,479
9/30/2004	13,157,583	11,989,578
10/31/2004	13,261,210	12,065,723
11/30/2004	13,465,785	12,170,392
12/31/2004	13,559,695	12,245,876
1/31/2005	13,662,898	12,365,366
2/28/2005	13,621,187	12,306,028
3/31/2005	13,755,012	12,399,797
4/30/2005	13,918,388	12,556,469
5/31/2005	14,005,840	12,660,832
6/30/2005	14,144,152	12,797,538
7/31/2005	14,126,507	12,740,645
8/31/2005	14,228,692	12,844,091
9/30/2005	14,214,295	12,830,238
10/31/2005	14,144,395	12,764,380
11/30/2005	14,182,731	12,835,382
12/31/2005	14,335,226	12,931,239
1/31/2006	14,303,059	12,907,045
2/28/2006	14,366,153	12,936,791
3/31/2006	14,280,411	12,823,412

Country Allocation‡

United States	25.8%
Germany	22.3%
Short-Term Instruments	17.9%
Japan	11.6%
France	11.0%
United Kingdom	3.8%
Other	7.6%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (12/02/92)*
Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	3.81%	5.70%	7.92%	8.32%
Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	3.55%	5.47%	7.67%	8.06%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	3.42%	4.39%	7.12%	7.41%
Lipper International Income Fund Average	-2.36%	7.71%	5.70%	6.09%
All Fund returns are net of fees and expenses.
* The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,004.60	$1,003.40	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.50	$3.75	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

3.31.06  |  PIMCO Funds Annual Report  13

PIMCO Global Bond Fund (Unhedged)

Institutional Class	PIGLX
Administrative Class	PADMX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Global Bond Fund (Unhedged) Institutional Class	JPMorgan GBI Global FX NY Index Unhedged in USD
11/30/1993	5,000,000	5,000,000
12/31/1993	5,159,354	5,051,000
1/31/1994	5,172,612	5,098,475
2/28/1994	5,050,687	5,042,395
3/31/1994	4,981,799	5,019,200
4/30/1994	4,983,396	5,015,185
5/31/1994	4,957,155	4,973,560
6/30/1994	4,993,232	5,032,745
7/31/1994	5,040,972	5,080,050
8/31/1994	5,023,423	5,066,845
9/30/1994	5,045,769	5,091,670
10/31/1994	5,117,441	5,168,045
11/30/1994	5,070,101	5,102,925
12/31/1994	5,071,554	5,114,665
1/31/1995	5,158,706	5,217,980
2/28/1995	5,306,429	5,352,605
3/31/1995	5,497,439	5,625,050
4/30/1995	5,586,069	5,714,490
5/31/1995	5,774,015	5,873,925
6/30/1995	5,791,402	5,910,340
7/31/1995	5,833,592	5,938,120
8/31/1995	5,749,603	5,773,040
9/30/1995	5,839,678	5,902,935
10/31/1995	5,966,446	5,960,785
11/30/1995	6,121,956	6,027,545
12/31/1995	6,236,009	6,102,285
1/31/1996	6,250,544	6,039,430
2/29/1996	6,152,157	6,004,400
3/31/1996	6,159,100	5,995,395
4/30/1996	6,210,796	5,973,215
5/31/1996	6,191,536	5,979,190
6/30/1996	6,265,488	6,031,205
7/31/1996	6,379,395	6,142,180
8/31/1996	6,491,924	6,167,980
9/30/1996	6,584,759	6,201,900
10/31/1996	6,764,325	6,324,700
11/30/1996	6,923,739	6,415,145
12/31/1996	6,879,967	6,370,235
1/31/1997	6,702,769	6,210,980
2/28/1997	6,656,620	6,168,125
3/31/1997	6,576,929	6,121,245
4/30/1997	6,536,080	6,086,970
5/31/1997	6,699,780	6,230,620
6/30/1997	6,783,140	6,301,650
7/31/1997	6,758,684	6,278,335
8/31/1997	6,721,424	6,270,800
9/30/1997	6,895,854	6,410,010
10/31/1997	6,891,415	6,545,905
11/30/1997	6,834,927	6,467,350
12/31/1997	6,817,845	6,460,240
1/31/1998	6,851,128	6,524,840
2/28/1998	6,915,929	6,573,125
3/31/1998	6,961,654	6,523,825
4/30/1998	7,063,593	6,624,290
5/31/1998	7,059,363	6,652,775
6/30/1998	7,070,889	6,671,405
7/31/1998	7,130,372	6,689,415
8/31/1998	7,124,542	6,874,045
9/30/1998	7,491,180	7,232,870
10/31/1998	7,509,415	7,394,885
11/30/1998	7,456,893	7,311,325
12/31/1998	7,669,954	7,448,780
1/31/1999	7,718,892	7,387,700
2/28/1999	7,459,185	7,140,950
3/31/1999	7,441,983	7,158,800
4/30/1999	7,454,117	7,156,655
5/31/1999	7,250,125	7,030,695
6/30/1999	7,143,749	6,913,285
7/31/1999	7,296,476	7,065,375
8/31/1999	7,283,484	7,083,745
9/30/1999	7,400,295	7,185,750
10/31/1999	7,405,937	7,177,130
11/30/1999	7,291,664	7,091,720
12/31/1999	7,341,262	7,071,155
1/31/2000	7,098,375	6,931,855
2/29/2000	7,116,716	6,897,195
3/31/2000	7,307,538	7,097,905
4/30/2000	7,080,709	6,882,125
5/31/2000	7,153,212	6,932,365
6/30/2000	7,318,062	7,100,825
7/31/2000	7,239,595	6,989,340
8/31/2000	7,170,776	6,939,015
9/30/2000	7,191,731	6,925,140
10/31/2000	7,079,209	6,842,730
11/30/2000	7,190,025	6,984,375
12/31/2000	7,372,837	7,235,810
1/31/2001	7,432,281	7,230,820
2/28/2001	7,435,644	7,233,110
3/31/2001	7,247,001	7,031,525
4/30/2001	7,215,818	7,003,480
5/31/2001	7,190,664	6,983,170
6/30/2001	7,102,470	6,920,325
7/31/2001	7,390,315	7,095,410
8/31/2001	7,682,234	7,361,485
9/30/2001	7,717,058	7,413,750
10/31/2001	7,895,729	7,480,475
11/30/2001	7,741,256	7,369,765
12/31/2001	7,555,889	7,178,150
1/31/2002	7,477,602	7,063,300
2/28/2002	7,531,284	7,100,735
3/31/2002	7,501,945	7,069,495
4/30/2002	7,795,515	7,320,460
5/31/2002	7,998,468	7,519,575
6/30/2002	8,367,016	7,870,740
7/31/2002	8,449,841	7,957,320
8/31/2002	8,541,474	8,102,940
9/30/2002	8,665,954	8,198,555
10/31/2002	8,640,459	8,163,825
11/30/2002	8,706,745	8,166,560
12/31/2002	9,167,556	8,568,355
1/31/2003	9,334,426	8,680,410
2/28/2003	9,517,724	8,805,195
3/31/2003	9,519,422	8,827,170
4/30/2003	9,656,965	8,933,280
5/31/2003	10,060,918	9,320,565
6/30/2003	9,923,605	9,173,960
7/31/2003	9,604,102	8,886,930
8/31/2003	9,599,958	8,842,715
9/30/2003	10,156,655	9,342,420
10/31/2003	10,121,297	9,293,510
11/30/2003	10,287,733	9,440,890
12/31/2003	10,689,079	9,811,675
1/31/2004	10,728,563	9,843,605
2/29/2004	10,762,764	9,866,145
3/31/2004	10,932,509	10,005,315
4/30/2004	10,510,333	9,575,425
5/31/2004	10,590,781	9,643,600
6/30/2004	10,642,039	9,664,740
7/31/2004	10,580,374	9,604,820
8/31/2004	10,824,577	9,854,545
9/30/2004	10,949,794	9,979,695
10/31/2004	11,308,086	10,290,065
11/30/2004	11,709,056	10,599,800
12/31/2004	11,926,181	10,779,995
1/31/2005	11,730,670	10,639,855
2/28/2005	11,747,662	10,629,215
3/31/2005	11,621,340	10,499,540
4/30/2005	11,807,422	10,670,680
5/31/2005	11,537,918	10,441,260
6/30/2005	11,473,906	10,394,275
7/31/2005	11,365,279	10,270,585
8/31/2005	11,624,332	10,502,700
9/30/2005	11,351,896	10,253,785
10/31/2005	11,152,337	10,089,725
11/30/2005	10,988,148	9,969,655
12/31/2005	11,168,224	10,096,270
1/31/2006	11,299,579	10,205,310
2/28/2006	11,275,546	10,162,450
3/31/2006	11,187,267	10,049,645

Country Allocation‡

United States	41.3%
Germany	23.6%
Japan	14.1%
Short-Term Instruments	5.9%
France	2.9%
Other	12.2%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (11/23/93)*
Global Bond Fund (Unhedged) Institutional Class	-3.74%	9.07%	6.15%	6.77%
Global Bond Fund (Unhedged) Administrative Class	-3.97%	8.81%	5.91%	6.53%
JPMorgan GBI Global FX NY Index Unhedged in USD	-4.28%	7.40%	5.30%	5.82%
Lipper Global Income Fund Average	-0.65%	6.65%	5.78%	5.95%
All Fund returns are net of fees and expenses.
* The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$985.50	$984.30	$1,022.19	$1,020.94
Expenses Paid During Period†	$2.72	$3.96	$2.77	$4.03

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

14  PIMCO Funds Annual Report  |  3.31.06

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class	PGBIX
Administrative Class	PGDAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	JPMorgan GBI Global Hedged in USD
9/30/1995	5,000,000	5,000,000
10/31/1995	5,079,400	5,061,026
11/30/1995	5,249,282	5,158,548
12/31/1995	5,334,708	5,215,303
1/31/1996	5,436,490	5,267,320
2/29/1996	5,333,197	5,192,381
3/31/1996	5,343,321	5,203,588
4/30/1996	5,411,129	5,232,726
5/31/1996	5,408,424	5,253,364
6/30/1996	5,460,345	5,302,633
7/31/1996	5,484,370	5,331,814
8/31/1996	5,618,737	5,375,077
9/30/1996	5,750,216	5,478,140
10/31/1996	5,873,845	5,576,424
11/30/1996	6,018,929	5,680,628
12/31/1996	6,003,280	5,666,757
1/31/1997	6,054,308	5,714,968
2/28/1997	6,096,083	5,740,047
3/31/1997	6,011,773	5,698,390
4/30/1997	6,083,120	5,767,451
5/31/1997	6,130,428	5,806,359
6/30/1997	6,235,482	5,891,702
7/31/1997	6,364,953	6,016,967
8/31/1997	6,341,529	5,996,667
9/30/1997	6,459,229	6,097,869
10/31/1997	6,383,806	6,165,281
11/30/1997	6,428,999	6,204,146
12/31/1997	6,500,624	6,280,819
1/31/1998	6,559,466	6,369,334
2/28/1998	6,596,641	6,395,301
3/31/1998	6,687,802	6,437,507
4/30/1998	6,719,004	6,469,056
5/31/1998	6,756,987	6,549,324
6/30/1998	6,789,348	6,595,928
7/31/1998	6,874,059	6,638,177
8/31/1998	6,802,481	6,789,620
9/30/1998	6,956,874	6,928,630
10/31/1998	6,843,727	6,948,042
11/30/1998	6,934,601	6,998,579
12/31/1998	6,997,201	6,999,805
1/31/1999	7,154,505	7,069,585
2/28/1999	7,046,815	6,974,516
3/31/1999	7,092,910	7,039,686
4/30/1999	7,163,065	7,105,744
5/31/1999	7,055,175	7,061,635
6/30/1999	6,970,719	6,982,382
7/31/1999	6,965,894	6,968,468
8/31/1999	6,936,305	6,975,192
9/30/1999	6,972,759	7,010,463
10/31/1999	6,993,488	7,023,869
11/30/1999	6,984,987	7,047,044
12/31/1999	7,017,208	7,047,171
1/31/2000	6,988,075	7,051,273
2/29/2000	7,071,942	7,122,153
3/31/2000	7,171,694	7,240,525
4/30/2000	7,183,729	7,256,553
5/31/2000	7,210,193	7,299,478
6/30/2000	7,290,433	7,363,422
7/31/2000	7,351,732	7,419,542
8/31/2000	7,372,537	7,453,966
9/30/2000	7,458,243	7,497,272
10/31/2000	7,480,810	7,560,497
11/30/2000	7,571,122	7,703,271
12/31/2000	7,663,232	7,808,279
1/31/2001	7,827,804	7,890,069
2/28/2001	7,899,134	7,967,039
3/31/2001	8,023,091	8,016,392
4/30/2001	7,975,146	7,945,301
5/31/2001	8,007,075	7,980,825
6/30/2001	7,981,363	8,025,400
7/31/2001	8,214,623	8,136,794
8/31/2001	8,295,831	8,218,119
9/30/2001	8,352,022	8,276,354
10/31/2001	8,587,250	8,451,607
11/30/2001	8,525,457	8,364,488
12/31/2001	8,493,372	8,288,491
1/31/2002	8,535,271	8,311,709
2/28/2002	8,579,152	8,340,466
3/31/2002	8,491,837	8,248,907
4/30/2002	8,619,987	8,356,791
5/31/2002	8,647,438	8,378,063
6/30/2002	8,727,738	8,489,245
7/31/2002	8,807,790	8,603,515
8/31/2002	8,904,021	8,732,925
9/30/2002	9,042,770	8,870,328
10/31/2002	9,041,810	8,839,286
11/30/2002	9,090,407	8,827,953
12/31/2002	9,282,167	8,984,555
1/31/2003	9,381,750	9,028,453
2/28/2003	9,519,313	9,118,237
3/31/2003	9,485,273	9,098,445
4/30/2003	9,528,827	9,125,341
5/31/2003	9,685,829	9,304,401
6/30/2003	9,651,570	9,252,214
7/31/2003	9,463,397	9,068,080
8/31/2003	9,459,446	9,033,655
9/30/2003	9,616,412	9,177,782
10/31/2003	9,524,980	9,077,722
11/30/2003	9,544,989	9,087,026
12/31/2003	9,647,540	9,172,031
1/31/2004	9,691,700	9,222,526
2/29/2004	9,801,293	9,317,596
3/31/2004	9,862,939	9,358,110
4/30/2004	9,785,161	9,228,827
5/31/2004	9,775,021	9,208,739
6/30/2004	9,784,528	9,209,416
7/31/2004	9,828,552	9,259,319
8/31/2004	9,958,900	9,406,618
9/30/2004	9,987,941	9,454,153
10/31/2004	10,068,390	9,518,350
11/30/2004	10,159,090	9,550,406
12/31/2004	10,236,794	9,619,340
1/31/2005	10,307,524	9,708,870
2/28/2005	10,272,038	9,653,850
3/31/2005	10,344,993	9,702,569
4/30/2005	10,472,199	9,837,942
5/31/2005	10,548,819	9,930,516
6/30/2005	10,636,802	10,027,278
7/31/2005	10,600,158	9,959,105
8/31/2005	10,699,638	10,060,560
9/30/2005	10,666,368	10,019,327
10/31/2005	10,589,987	9,959,739
11/30/2005	10,630,678	10,013,871
12/31/2005	10,747,614	10,097,734
1/31/2006	10,730,443	10,074,897
2/28/2006	10,755,527	10,096,677
3/31/2006	10,698,352	10,002,115

Country Allocation‡

United States	32.6%
Short-Term Instruments	22.0%
Germany	17.6%
Japan	10.4%
France	7.3%
Other	10.1%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (10/02/95)*
Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	3.41%	5.92%	7.25%	7.59%
Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	3.13%	5.60%	6.97%	7.31%
JPMorgan GBI Global Hedged in USD	3.09%	4.53%	6.75%	6.83%
Lipper Global Income Fund Average	-0.65%	6.65%	5.78%	5.96%
All Fund returns are net of fees and expenses.
* The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,002.90	$1,001.70	$1,022.19	$1,020.94
Expenses Paid During Period†	$2.75	$3.99	$2.77	$4.03

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

3.31.06  |  PIMCO Funds Annual Report  15

PIMCO GNMA Fund

Institutional Class PDMIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	GNMA Fund Institutional Class	Lehman Brothers GNMA Index
7/31/1997	5,000,000	5,000,000
8/31/1997	5,018,286	4,989,337
9/30/1997	5,111,651	5,055,583
10/31/1997	5,159,820	5,108,308
11/30/1997	5,172,284	5,123,990
12/31/1997	5,218,267	5,170,241
1/31/1998	5,260,371	5,220,145
2/28/1998	5,285,796	5,231,813
3/31/1998	5,293,096	5,253,935
4/30/1998	5,311,809	5,284,438
5/31/1998	5,351,927	5,320,546
6/30/1998	5,392,191	5,342,972
7/31/1998	5,408,563	5,373,010
8/31/1998	5,477,311	5,415,391
9/30/1998	5,543,973	5,479,473
10/31/1998	5,519,699	5,474,726
11/30/1998	5,498,845	5,505,690
12/31/1998	5,536,600	5,528,299
1/31/1999	5,578,414	5,567,556
2/28/1999	5,528,744	5,549,893
3/31/1999	5,595,411	5,583,509
4/30/1999	5,622,757	5,610,300
5/31/1999	5,662,331	5,582,000
6/30/1999	5,653,531	5,559,755
7/31/1999	5,659,351	5,523,329
8/31/1999	5,658,931	5,521,445
9/30/1999	5,722,084	5,610,299
10/31/1999	5,740,102	5,643,667
11/30/1999	5,736,548	5,646,093
12/31/1999	5,694,838	5,634,755
1/31/2000	5,747,671	5,583,844
2/29/2000	5,792,796	5,655,255
3/31/2000	5,884,367	5,744,636
4/30/2000	5,873,635	5,739,574
5/31/2000	5,882,556	5,760,408
6/30/2000	5,950,810	5,866,692
7/31/2000	5,991,510	5,897,650
8/31/2000	6,047,328	5,986,789
9/30/2000	6,090,882	6,042,466
10/31/2000	6,147,435	6,087,180
11/30/2000	6,286,860	6,173,009
12/31/2000	6,355,420	6,260,666
1/31/2001	6,457,728	6,362,715
2/28/2001	6,575,949	6,391,347
3/31/2001	6,647,112	6,429,695
4/30/2001	6,647,008	6,440,625
5/31/2001	6,718,310	6,494,083
6/30/2001	6,782,014	6,512,915
7/31/2001	6,941,037	6,624,287
8/31/2001	6,997,445	6,672,644
9/30/2001	7,097,376	6,763,391
10/31/2001	7,182,775	6,853,345
11/30/2001	7,139,375	6,796,272
12/31/2001	7,123,734	6,775,882
1/31/2002	7,203,175	6,843,642
2/28/2002	7,276,553	6,913,447
3/31/2002	7,202,868	6,847,769
4/30/2002	7,335,519	6,968,290
5/31/2002	7,382,074	7,014,281
6/30/2002	7,447,847	7,070,460
7/31/2002	7,542,393	7,153,184
8/31/2002	7,617,287	7,203,256
9/30/2002	7,662,843	7,262,323
10/31/2002	7,677,465	7,285,778
11/30/2002	7,693,756	7,292,503
12/31/2002	7,770,487	7,365,149
1/31/2003	7,785,131	7,384,077
2/28/2003	7,825,763	7,421,569
3/31/2003	7,827,950	7,426,748
4/30/2003	7,865,878	7,444,423
5/31/2003	7,881,827	7,444,644
6/30/2003	7,911,748	7,467,264
7/31/2003	7,760,708	7,344,124
8/31/2003	7,833,409	7,391,862
9/30/2003	7,949,976	7,498,711
10/31/2003	7,931,464	7,479,086
11/30/2003	7,976,454	7,504,615
12/31/2003	8,030,331	7,575,233
1/31/2004	8,081,569	7,613,042
2/29/2004	8,137,116	7,663,732
3/31/2004	8,154,722	7,695,222
4/30/2004	8,054,936	7,573,999
5/31/2004	8,038,337	7,558,110
6/30/2004	8,104,907	7,625,461
7/31/2004	8,166,716	7,687,243
8/31/2004	8,259,474	7,794,163
9/30/2004	8,278,139	7,810,350
10/31/2004	8,331,995	7,871,997
11/30/2004	8,314,879	7,853,395
12/31/2004	8,362,012	7,904,980
1/31/2005	8,401,715	7,949,776
2/28/2005	8,383,674	7,924,550
3/31/2005	8,376,531	7,909,285
4/30/2005	8,453,211	7,989,635
5/31/2005	8,506,897	8,047,347
6/30/2005	8,533,872	8,070,961
7/31/2005	8,509,306	8,040,507
8/31/2005	8,585,477	8,106,992
9/30/2005	8,555,734	8,074,667
10/31/2005	8,504,537	8,039,612
11/30/2005	8,527,797	8,056,472
12/31/2005	8,630,522	8,158,326
1/31/2006	8,652,451	8,184,980
2/28/2006	8,677,262	8,201,581
3/31/2006	8,641,295	8,149,046

Sector Breakdown‡

U.S. Government Agencies	99.0%
Short-Term Instruments	0.1%
Other	0.9%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (07/31/97)
GNMA Fund Institutional Class	3.16%	5.39%	6.52%
Lehman Brothers GNMA Index	3.03%	4.85%	5.80%
Lipper GNMA Fund Average	2.12%	4.06%	4.97%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,010.00	$1,022.44
Expenses Paid During Period†	$2.51	$2.52

†	Expenses are equal to the expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	Duration and yield curve positioning were generally negative for performance, as interest rates rose and the yield curve flattened during the period.

•	Overweights to GNMA 30-year mortgage-backed securities (“MBS”) versus GNMA 15-years were positive for returns, as 30-years significantly outperformed 15-years over the year.

•	Out-of-index allocations to conventional (non-GNMA) MBS early in the period detracted from performance, as conventionals underperformed GNMAs due to historically low GNMA issuance in 2005.

16  PIMCO Funds Annual Report  |  3.31.06

PIMCO High Yield Fund

Institutional Class	PHIYX
Administrative Class	PHYAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	High Yield Fund Institutional Class	Merrill Lynch US High Yield, BB-B Rated, Constrained Index	Merrill Lynch US High Yield, BB-B Rated Index
12/31/1992	5,000,000	5,000,000	5,000,000
1/31/1993	5,113,886	5,120,600	5,120,600
2/28/1993	5,208,126	5,215,995	5,215,995
3/31/1993	5,313,333	5,305,555	5,305,555
4/30/1993	5,369,686	5,343,540	5,343,545
5/31/1993	5,409,077	5,412,045	5,412,045
6/30/1993	5,556,254	5,513,035	5,513,035
7/31/1993	5,595,567	5,566,180	5,566,180
8/31/1993	5,658,345	5,617,165	5,617,170
9/30/1993	5,686,689	5,644,410	5,644,410
10/31/1993	5,839,376	5,750,465	5,750,470
11/30/1993	5,884,380	5,776,805	5,776,805
12/31/1993	5,935,129	5,831,975	5,831,975
1/31/1994	6,061,596	5,955,085	5,955,090
2/28/1994	6,060,370	5,909,885	5,909,950
3/31/1994	5,879,246	5,718,940	5,719,000
4/30/1994	5,828,068	5,651,170	5,651,170
5/31/1994	5,870,524	5,628,905	5,628,905
6/30/1994	5,878,587	5,649,335	5,649,340
7/31/1994	5,934,013	5,691,650	5,691,650
8/31/1994	5,984,086	5,729,385	5,729,390
9/30/1994	6,025,467	5,726,235	5,726,235
10/31/1994	6,028,706	5,740,490	5,740,495
11/30/1994	6,004,787	5,694,625	5,694,630
12/31/1994	6,077,394	5,761,365	5,761,370
1/31/1995	6,137,436	5,849,745	5,849,750
2/28/1995	6,305,367	6,031,145	6,031,150
3/31/1995	6,397,464	6,111,905	6,111,905
4/30/1995	6,537,390	6,253,090	6,253,090
5/31/1995	6,727,023	6,452,000	6,452,000
6/30/1995	6,781,902	6,504,455	6,504,455
7/31/1995	6,872,762	6,569,240	6,569,240
8/31/1995	6,925,387	6,619,890	6,619,890
9/30/1995	7,022,543	6,697,010	6,697,010
10/31/1995	7,125,446	6,755,205	6,755,210
11/30/1995	7,212,331	6,823,165	6,823,165
12/31/1995	7,334,202	6,933,085	6,933,090
1/31/1996	7,453,084	7,034,930	7,034,935
2/29/1996	7,460,951	7,035,075	7,035,075
3/31/1996	7,402,000	7,012,350	7,012,350
4/30/1996	7,434,433	7,010,595	7,010,600
5/31/1996	7,459,688	7,055,955	7,055,960
6/30/1996	7,490,201	7,102,100	7,102,105
7/31/1996	7,557,060	7,147,415	7,147,415
8/31/1996	7,680,144	7,218,670	7,218,675
9/30/1996	7,858,765	7,379,865	7,379,870
10/31/1996	7,937,607	7,470,860	7,470,860
11/30/1996	8,110,110	7,621,245	7,621,250
12/31/1996	8,191,022	7,677,265	7,677,265
1/31/1997	8,275,049	7,735,920	7,739,220
2/28/1997	8,402,615	7,840,820	7,844,555
3/31/1997	8,292,841	7,733,950	7,732,845
4/30/1997	8,381,534	7,829,390	7,811,410
5/31/1997	8,572,658	8,000,615	7,974,905
6/30/1997	8,699,809	8,121,425	8,098,755
7/31/1997	8,924,236	8,342,650	8,326,170
8/31/1997	8,921,803	8,327,890	8,306,600
9/30/1997	9,072,091	8,463,715	8,445,570
10/31/1997	9,081,530	8,499,515	8,488,050
11/30/1997	9,168,890	8,575,240	8,564,870
12/31/1997	9,273,057	8,661,250	8,654,800
1/31/1998	9,432,639	8,789,700	8,782,720
2/28/1998	9,483,456	8,830,750	8,823,735
3/31/1998	9,557,939	8,907,400	8,898,910
4/30/1998	9,581,967	8,942,315	8,935,310
5/31/1998	9,631,622	9,009,290	8,997,140
6/30/1998	9,702,825	9,059,025	9,047,885
7/31/1998	9,806,262	9,115,285	9,104,525
8/31/1998	9,412,663	8,708,925	8,701,920
9/30/1998	9,532,027	8,765,970	8,761,530
10/31/1998	9,438,479	8,595,120	8,593,045
11/30/1998	9,836,791	8,998,405	8,994,600
12/31/1998	9,879,676	8,995,620	8,990,460
1/31/1999	10,010,006	9,094,930	9,089,985
2/28/1999	9,927,890	9,034,725	9,029,900
3/31/1999	10,010,332	9,135,460	9,131,395
4/30/1999	10,178,603	9,268,385	9,265,630
5/31/1999	9,984,753	9,176,810	9,170,750
6/30/1999	9,982,745	9,156,895	9,153,415
7/31/1999	10,010,514	9,168,710	9,167,240
8/31/1999	9,972,088	9,087,845	9,091,240
9/30/1999	9,978,381	9,076,030	9,077,515
10/31/1999	9,966,545	9,041,360	9,043,380
11/30/1999	10,104,777	9,148,865	9,152,190
12/31/1999	10,158,157	9,218,850	9,222,465
1/31/2000	10,112,740	9,175,245	9,178,010
2/29/2000	10,137,614	9,178,175	9,182,230
3/31/2000	9,935,905	9,035,730	9,040,275
4/30/2000	9,958,025	9,043,955	9,049,135
5/31/2000	9,908,672	8,947,995	8,953,575
6/30/2000	10,098,829	9,143,960	9,149,660
7/31/2000	10,178,729	9,189,130	9,194,765
8/31/2000	10,325,854	9,294,165	9,300,965
9/30/2000	10,294,967	9,210,890	9,218,280
10/31/2000	10,085,655	8,940,640	8,947,910
11/30/2000	9,895,109	8,625,215	8,632,680
12/31/2000	10,113,001	8,858,610	8,866,280
1/31/2001	10,530,435	9,411,650	9,420,335
2/28/2001	10,642,311	9,527,885	9,536,675
3/31/2001	10,517,025	9,355,045	9,363,490
4/30/2001	10,438,828	9,258,690	9,268,920
5/31/2001	10,558,600	9,401,640	9,410,175
6/30/2001	10,394,083	9,182,585	9,191,765
7/31/2001	10,556,027	9,318,025	9,328,450
8/31/2001	10,647,779	9,399,560	9,409,885
9/30/2001	10,220,694	8,833,235	8,841,340
10/31/2001	10,447,685	9,117,755	9,128,860
11/30/2001	10,634,566	9,415,360	9,428,380
12/31/2001	10,618,130	9,339,375	9,345,030
1/31/2002	10,640,592	9,385,975	9,390,820
2/28/2002	10,537,787	9,304,505	9,304,145
3/31/2002	10,630,020	9,508,370	9,504,740
4/30/2002	10,725,786	9,636,730	9,629,730
5/31/2002	10,639,337	9,621,985	9,611,335
6/30/2002	10,106,683	9,102,300	8,912,975
7/31/2002	9,527,204	8,779,440	8,566,175
8/31/2002	9,916,153	9,029,130	8,836,605
9/30/2002	9,673,118	8,909,405	8,702,380
10/31/2002	9,749,024	8,827,350	8,623,015
11/30/2002	10,350,642	9,340,395	9,124,440
12/31/2002	10,527,512	9,441,930	9,224,080
1/31/2003	10,791,936	9,649,560	9,430,885
2/28/2003	10,953,828	9,761,980	9,540,000
3/31/2003	11,223,287	9,981,335	9,756,175
4/30/2003	11,789,757	10,460,240	10,226,520
5/31/2003	11,909,108	10,530,535	10,294,835
6/30/2003	12,144,452	10,798,640	10,559,720
7/31/2003	11,871,444	10,627,915	10,384,430
8/31/2003	12,062,755	10,746,095	10,503,540
9/30/2003	12,331,441	11,016,680	10,764,235
10/31/2003	12,555,013	11,217,190	10,960,900
11/30/2003	12,676,103	11,359,425	11,100,870
12/31/2003	13,022,288	11,602,740	11,340,870
1/31/2004	13,134,396	11,752,535	11,487,280
2/29/2004	13,072,378	11,778,035	11,512,210
3/31/2004	13,141,290	11,882,395	11,614,205
4/30/2004	13,018,494	11,781,990	11,516,065
5/31/2004	12,837,284	11,593,120	11,331,465
6/30/2004	12,993,528	11,740,125	11,475,145
7/31/2004	13,198,949	11,925,035	11,655,880
8/31/2004	13,472,477	12,146,600	11,872,445
9/30/2004	13,674,952	12,310,580	12,032,725
10/31/2004	13,950,458	12,527,615	12,244,860
11/30/2004	14,041,238	12,604,035	12,319,680
12/31/2004	14,252,902	12,754,775	12,467,145
1/31/2005	14,258,260	12,764,475	12,475,870
2/28/2005	14,463,688	12,938,070	12,646,415
3/31/2005	14,100,234	12,591,330	12,306,230
4/30/2005	14,009,619	12,522,080	12,237,065
5/31/2005	14,337,732	12,749,980	12,460,515
6/30/2005	14,567,011	12,950,790	12,681,814
7/31/2005	14,745,209	13,103,740	12,853,399
8/31/2005	14,834,765	13,161,135	12,896,329
9/30/2005	14,731,755	13,061,240	12,781,036
10/31/2005	14,630,723	12,957,665	12,707,545
11/30/2005	14,754,025	13,062,750	12,770,701
12/31/2005	14,912,152	13,187,630	12,885,127
1/31/2006	15,105,364	13,330,585	13,089,098
2/28/2006	15,264,475	13,441,365	13,149,439
3/31/2006	15,282,064	13,476,175	13,220,185

Sector Breakdown‡

Corporate Bonds & Notes	82.7%
Short-Term Instruments	6.2%
Other	11.1%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (12/15/92)*
High Yield Fund Institutional Class	8.38%	7.76%	7.52%	8.79%
High Yield Fund Administrative Class	8.11%	7.50%	7.26%	8.53%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	7.03%	7.57%	6.75%	7.77%
Merrill Lynch U.S. High Yield, BB-B Rated Index	7.43%	7.14%	6.55%	7.62%
Lipper High Current Yield Fund Average	6.77%	6.92%	5.43%	6.56%
All Fund returns are net of fees and expenses.
* The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The Fund has changed its primary benchmark from the Merrill Lynch U.S. High Yield, BB-B Rated, Index (the “Unconstrained Index”) to the Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (the “Constrained Index”). This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,037.30	$1,036.10	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.54	$3.81	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	An underweight to building products contributed to relative performance, as these bonds significantly underperformed amid a slowdown in construction activity.

•	As consumer cyclicals underperformed over the twelve-month period, weighed down heavily by auto-related bonds, an underweight to the overall sector was a boost to relative returns.

•	Security selection in the telecom sector was a significant contribution to relative performance, as middle-to-lower quality wireline companies notably outperformed the overall sector.

•	As the metals and mining sector outperformed, led by middle-tier steel producers, an underweight to the industry category detracted from returns.

•	An underweight to the finance sector, which outperformed the high-yield market over the period, detracted from relative performance.

•	Exposure to BBB-rated issues hurt performance, as this category of bonds underperformed the high-yield market by about 5.50%.

•	Modest exposure to emerging market sovereign debt helped relative performance, as these bonds outperformed high yields by over 6.50%.

3.31.06  |  PIMCO Funds Annual Report  17

PIMCO Investment Grade Corporate Bond Fund

Institutional Class	PIGIX
Administrative Class	PGCAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Investment Grade Corporate Bond Fund Institutional Class	Lehman Brothers Credit Investment Grade Index
4/30/2000	5,000,000	5,000,000
5/31/2000	5,014,761	4,981,500
6/30/2000	5,128,394	5,106,535
7/31/2000	5,184,004	5,168,324
8/31/2000	5,264,388	5,235,512
9/30/2000	5,297,559	5,263,260
10/31/2000	5,317,541	5,268,524
11/30/2000	5,424,989	5,337,015
12/31/2000	5,563,978	5,440,553
1/31/2001	5,642,326	5,589,624
2/28/2001	5,736,175	5,638,254
3/31/2001	5,749,969	5,673,211
4/30/2001	5,686,680	5,652,787
5/31/2001	5,737,457	5,704,793
6/30/2001	5,744,342	5,733,317
7/31/2001	5,953,968	5,882,957
8/31/2001	6,059,316	5,961,788
9/30/2001	5,983,609	5,952,846
10/31/2001	6,107,077	6,100,476
11/30/2001	6,081,896	6,047,484
12/31/2001	6,069,349	6,005,757
1/31/2002	6,095,819	6,056,805
2/28/2002	6,151,204	6,102,837
3/31/2002	6,115,274	5,989,935
4/30/2002	6,226,317	6,073,195
5/31/2002	6,250,468	6,153,361
6/30/2002	6,270,463	6,163,349
7/31/2002	6,212,479	6,160,267
8/31/2002	6,454,385	6,319,818
9/30/2002	6,434,531	6,439,894
10/31/2002	6,482,306	6,365,346
11/30/2002	6,576,724	6,447,852
12/31/2002	6,764,990	6,637,928
1/31/2003	6,813,294	6,659,487
2/28/2003	6,942,379	6,792,647
3/31/2003	6,963,326	6,797,563
4/30/2003	7,146,390	6,923,284
5/31/2003	7,387,457	7,141,717
6/30/2003	7,371,256	7,124,125
7/31/2003	7,012,097	6,820,352
8/31/2003	7,089,786	6,873,766
9/30/2003	7,347,828	7,113,878
10/31/2003	7,304,590	7,038,094
11/30/2003	7,351,138	7,070,385
12/31/2003	7,467,130	7,149,204
1/31/2004	7,543,636	7,221,437
2/29/2004	7,636,622	7,312,236
3/31/2004	7,719,693	7,382,939
4/30/2004	7,481,875	7,150,306
5/31/2004	7,411,975	7,100,125
6/30/2004	7,450,878	7,130,005
7/31/2004	7,543,160	7,217,990
8/31/2004	7,735,813	7,388,389
9/30/2004	7,784,238	7,429,850
10/31/2004	7,876,891	7,501,795
11/30/2004	7,815,337	7,426,572
12/31/2004	7,916,582	7,523,571
1/31/2005	7,971,611	7,583,190
2/28/2005	7,929,154	7,538,497
3/31/2005	7,828,978	7,444,645
4/30/2005	7,933,417	7,544,494
5/31/2005	8,051,984	7,650,103
6/30/2005	8,126,079	7,710,893
7/31/2005	8,049,980	7,633,490
8/31/2005	8,178,726	7,749,584
9/30/2005	8,055,810	7,633,501
10/31/2005	7,961,699	7,550,183
11/30/2005	8,014,866	7,596,042
12/31/2005	8,116,734	7,670,825
1/31/2006	8,110,059	7,655,341
2/28/2006	8,146,785	7,689,246
3/31/2006	8,031,539	7,581,242

Sector Breakdown‡

Banking & Finance	31.6%
Industrial	24.5%
Short-Term Instruments	17.5%
Utilities	15.5%
U.S. Government Agencies	7.4%
Other	3.5%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (04/28/00)
Investment Grade Corporate Bond Fund Institutional Class	2.59%	6.91%	8.33%
Investment Grade Corporate Bond Fund Administrative Class	2.33%	6.64%	8.06%
Lehman Brothers Credit Investment Grade Index	1.83%	5.97%	7.29%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	5.85%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$997.00	$995.70	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.49	$3.73	$2.52	$3.79

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities.

•	Slightly above-index duration was negative for the Fund, given rising interest rates.

•	An emphasis on BBB-rated issues was detrimental, as higher-quality securities outperformed. However, a small allocation to below-investment-grade names added to returns, as high-yield bonds outperformed high-grade credits.

•	Below-index exposure to consumer non-cyclicals was positive. Supermarkets, in particular, lagged after matching the price cuts of discount and club stores without the ability to lower their cost structures to the same degree.

•	An overweight position in electric utility companies was advantageous, as rating upgrades outpaced downgrades and shareholder-friendly activities remained limited.

•	An above-index allocation to natural gas also boosted performance, as pipelines and distributors continued to profit from strong energy demand.

•	Underweight exposure to real estate investment trusts hurt performance. This sector fared better than other financials in the current interest rate environment due to its ability to lock in rents in advance.

•	An overweight of communication companies also detracted from returns. Business, event, structural, and ratings risks combined to limit the opportunity for yield spread tightening in this sector.

18  PIMCO Funds Annual Report  |  3.31.06

PIMCO Long-Term U.S. Government Fund

Institutional Class	PGOVX
Administrative Class	PLGBX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Long-Term U.S. Government Fund Institutional Class	Lehman Brothers Long-Term Treasury Index
6/30/1991	5,000,000	5,000,000
7/31/1991	5,068,858	5,074,501
8/31/1991	5,265,511	5,249,571
9/30/1991	5,442,627	5,414,932
10/31/1991	5,470,292	5,426,845
11/30/1991	5,543,810	5,457,236
12/31/1991	5,909,199	5,782,486
1/31/1992	5,742,566	5,600,917
2/29/1992	5,771,828	5,633,962
3/31/1992	5,753,678	5,571,988
4/30/1992	5,725,465	5,566,416
5/31/1992	5,930,074	5,721,163
6/30/1992	6,016,162	5,804,119
7/31/1992	6,300,744	6,045,570
8/31/1992	6,427,326	6,087,285
9/30/1992	6,540,767	6,183,464
10/31/1992	6,378,211	6,053,611
11/30/1992	6,445,336	6,076,615
12/31/1992	6,614,191	6,243,115
1/31/1993	6,790,743	6,421,044
2/28/1993	7,063,398	6,635,507
3/31/1993	7,101,318	6,652,095
4/30/1993	7,156,851	6,703,316
5/31/1993	7,184,508	6,725,437
6/30/1993	7,540,954	7,009,924
7/31/1993	7,650,608	7,122,783
8/31/1993	7,942,707	7,409,119
9/30/1993	7,968,888	7,435,051
10/31/1993	8,009,725	7,488,582
11/30/1993	7,792,708	7,296,874
12/31/1993	7,842,784	7,320,224
1/31/1994	8,022,521	7,495,910
2/28/1994	7,708,576	7,188,578
3/31/1994	7,394,709	6,873,000
4/30/1994	7,268,749	6,791,898
5/31/1994	7,328,147	6,747,072
6/30/1994	7,204,147	6,682,974
7/31/1994	7,383,262	6,909,528
8/31/1994	7,399,583	6,858,397
9/30/1994	7,168,768	6,642,358
10/31/1994	7,121,957	6,619,109
11/30/1994	7,100,568	6,658,162
12/31/1994	7,262,933	6,760,697
1/31/1995	7,452,733	6,934,447
2/28/1995	7,710,914	7,131,386
3/31/1995	7,801,105	7,192,715
4/30/1995	7,935,072	7,320,745
5/31/1995	8,543,055	7,882,247
6/30/1995	8,640,810	7,973,681
7/31/1995	8,491,696	7,846,101
8/31/1995	8,683,521	8,020,286
9/30/1995	8,870,756	8,167,858
10/31/1995	9,089,506	8,396,559
11/30/1995	9,312,996	8,606,473
12/31/1995	9,556,137	8,835,405
1/31/1996	9,571,150	8,835,405
2/29/1996	9,125,460	8,408,654
3/31/1996	8,958,096	8,241,322
4/30/1996	8,759,342	8,103,692
5/31/1996	8,770,736	8,061,553
6/30/1996	8,946,985	8,233,264
7/31/1996	8,917,924	8,236,557
8/31/1996	8,856,205	8,133,600
9/30/1996	9,102,550	8,358,088
10/31/1996	9,493,242	8,686,561
11/30/1996	9,850,638	8,976,691
12/31/1996	9,623,943	8,758,559
1/31/1997	9,575,922	8,696,373
2/28/1997	9,597,964	8,699,851
3/31/1997	9,359,341	8,477,135
4/30/1997	9,569,998	8,681,434
5/31/1997	9,684,036	8,778,666
6/30/1997	9,874,998	8,948,094
7/31/1997	10,423,699	9,473,347
8/31/1997	10,161,452	9,209,988
9/30/1997	10,426,645	9,463,263
10/31/1997	10,781,376	9,782,175
11/30/1997	10,883,554	9,912,278
12/31/1997	11,069,810	10,078,804
1/31/1998	11,275,676	10,283,404
2/28/1998	11,199,106	10,209,364
3/31/1998	11,253,029	10,230,803
4/30/1998	11,317,967	10,268,657
5/31/1998	11,538,499	10,464,788
6/30/1998	11,808,620	10,707,571
7/31/1998	11,801,190	10,662,600
8/31/1998	12,299,503	11,143,483
9/30/1998	12,790,684	11,551,334
10/31/1998	12,445,120	11,376,910
11/30/1998	12,490,034	11,464,511
12/31/1998	12,553,589	11,440,436
1/31/1999	12,648,960	11,543,400
2/28/1999	12,075,284	10,975,465
3/31/1999	12,125,895	10,950,221
4/30/1999	12,144,248	10,965,551
5/31/1999	11,925,741	10,793,392
6/30/1999	11,815,424	10,678,982
7/31/1999	11,747,539	10,627,723
8/31/1999	11,656,627	10,586,275
9/30/1999	11,776,118	10,664,613
10/31/1999	11,801,074	10,671,012
11/30/1999	11,726,422	10,598,449
12/31/1999	11,550,921	10,440,533
1/31/2000	11,603,539	10,589,832
2/29/2000	11,954,401	10,909,645
3/31/2000	12,278,301	11,282,755
4/30/2000	12,209,784	11,192,492
5/31/2000	12,144,660	11,152,200
6/30/2000	12,517,549	11,394,202
7/31/2000	12,743,435	11,590,183
8/31/2000	13,029,801	11,854,439
9/30/2000	12,879,241	11,711,000
10/31/2000	13,106,842	11,893,691
11/30/2000	13,540,593	12,269,532
12/31/2000	13,905,213	12,557,866
1/31/2001	13,985,665	12,579,214
2/28/2001	14,260,279	12,794,319
3/31/2001	14,183,961	12,730,348
4/30/2001	13,761,111	12,384,082
5/31/2001	13,838,073	12,400,182
6/30/2001	13,958,266	12,506,822
7/31/2001	14,554,786	12,972,076
8/31/2001	14,877,021	13,249,679
9/30/2001	15,018,954	13,349,052
10/31/2001	15,721,338	14,004,491
11/30/2001	15,035,222	13,338,725
12/31/2001	14,672,563	13,087,957
1/31/2002	15,010,337	13,256,792
2/28/2002	15,200,756	13,410,571
3/31/2002	14,541,130	12,868,783
4/30/2002	15,195,082	13,357,797
5/31/2002	15,278,807	13,399,206
6/30/2002	15,579,617	13,639,773
7/31/2002	16,052,436	14,059,878
8/31/2002	16,696,221	14,674,295
9/30/2002	17,340,061	15,285,851
10/31/2002	16,810,632	14,846,775
11/30/2002	16,642,980	14,682,652
12/31/2002	17,442,664	15,284,066
1/31/2003	17,326,557	15,232,415
2/28/2003	17,915,068	15,693,487
3/31/2003	17,702,396	15,496,155
4/30/2003	17,916,414	15,653,492
5/31/2003	18,828,278	16,533,692
6/30/2003	18,541,218	16,281,448
7/31/2003	16,886,706	14,825,323
8/31/2003	17,164,987	15,061,699
9/30/2003	18,188,397	15,845,833
10/31/2003	17,787,606	15,404,985
11/30/2003	17,869,352	15,479,505
12/31/2003	18,090,027	15,663,608
1/31/2004	18,375,830	15,932,256
2/29/2004	18,814,639	16,249,760
3/31/2004	19,140,150	16,496,467
4/30/2004	18,030,492	15,571,022
5/31/2004	17,822,726	15,494,494
6/30/2004	17,983,092	15,636,264
7/31/2004	18,362,492	15,900,742
8/31/2004	19,061,737	16,490,806
9/30/2004	19,172,249	16,630,150
10/31/2004	19,426,636	16,874,804
11/30/2004	18,960,543	16,499,204
12/31/2004	19,403,171	16,870,415
1/31/2005	19,787,284	17,295,779
2/28/2005	19,490,969	17,072,549
3/31/2005	19,365,196	16,958,636
4/30/2005	19,992,661	17,538,752
5/31/2005	20,515,361	17,994,098
6/30/2005	20,794,172	18,263,729
7/31/2005	20,217,624	17,784,704
8/31/2005	20,821,465	18,302,482
9/30/2005	20,193,077	17,776,992
10/31/2005	19,761,012	17,449,555
11/30/2005	19,902,262	17,558,550
12/31/2005	20,349,444	17,967,436
1/31/2006	20,172,493	17,802,909
2/28/2006	20,273,701	17,929,071
3/31/2006	19,596,437	17,317,582

Sector Breakdown‡

U.S. Treasury Obligations	50.5%
U.S. Government Agencies	28.2%
Asset-Backed Securities	6.4%
Short-Term Instruments	3.6%
Other	11.3%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (07/01/91)*
Long-Term U.S. Government Fund Institutional Class	1.19%	6.67%	8.14%	9.70%
Long-Term U.S. Government Fund Administrative Class	0.95%	6.41%	7.87%	9.44%
Lehman Brothers Long-Term Treasury Index	2.12%	6.35%	7.71%	8.79%
Lipper General U.S. Government Fund Average	1.15%	3.80%	5.12%	5.99%
All Fund returns are net of fees and expenses.
* The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$970.40	$969.30	$1,022.54	$1,021.29
Expenses Paid During Period†	$2.36	$3.58	$2.42	$3.68

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.48% for Institutional Class, 0.73% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s emphasis on the short-term portion of the curve (under five-year maturity) throughout the twelve-month reporting period was a negative for performance as these rates rose the most. This was the primary reason for underperformance.

•	Active management of duration positioning relative to the benchmark hurt returns throughout the period.

•	A modest allocation to interest rate swaps during the last three months of the twelve-month reporting period negatively affected performance, as the spreads widened and the yield curve shifted upward.

•	An exposure to structured mortgages had a positive effect on relative performance for the reporting period.

•	A small allocation to Treasury Inflation-Protected Securities (“TIPS”) negatively affected performance over the twelve-month reporting period, as real yields rose.

3.31.06  |  PIMCO Funds Annual Report  19

PIMCO Low Duration Fund

Institutional Class	PTLDX
Administrative Class	PLDAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Low Duration Fund Institutional Class	Merrill Lynch 1-3 Year Treasury Index
5/31/1987	5,000,000	5,000,000
6/30/1987	5,046,628	5,054,486
7/31/1987	5,065,090	5,079,247
8/31/1987	5,064,335	5,083,277
9/30/1987	5,052,060	5,063,694
10/31/1987	5,133,989	5,175,497
11/30/1987	5,191,951	5,206,753
12/31/1987	5,222,390	5,239,924
1/31/1988	5,308,798	5,323,917
2/29/1988	5,347,411	5,367,579
3/31/1988	5,380,986	5,378,053
4/30/1988	5,403,325	5,385,796
5/31/1988	5,415,511	5,378,103
6/30/1988	5,466,198	5,433,788
7/31/1988	5,495,264	5,437,868
8/31/1988	5,517,425	5,449,457
9/30/1988	5,568,286	5,512,752
10/31/1988	5,619,832	5,567,754
11/30/1988	5,626,975	5,552,801
12/31/1988	5,652,043	5,565,872
1/31/1989	5,699,277	5,609,584
2/28/1989	5,708,130	5,609,468
3/31/1989	5,730,286	5,635,162
4/30/1989	5,798,151	5,721,387
5/31/1989	5,917,401	5,806,895
6/30/1989	6,046,639	5,915,301
7/31/1989	6,135,363	6,002,808
8/31/1989	6,107,180	5,965,890
9/30/1989	6,137,963	6,001,276
10/31/1989	6,219,093	6,091,880
11/30/1989	6,275,483	6,149,263
12/31/1989	6,307,554	6,173,858
1/31/1990	6,303,536	6,178,987
2/28/1990	6,346,767	6,207,779
3/31/1990	6,381,164	6,228,694
4/30/1990	6,377,250	6,240,900
5/31/1990	6,484,898	6,336,383
6/30/1990	6,554,775	6,403,041
7/31/1990	6,626,735	6,482,955
8/31/1990	6,639,802	6,502,338
9/30/1990	6,676,368	6,555,691
10/31/1990	6,724,978	6,627,712
11/30/1990	6,805,177	6,692,922
12/31/1990	6,878,682	6,774,101
1/31/1991	6,942,193	6,836,151
2/28/1991	6,997,644	6,876,758
3/31/1991	7,057,271	6,923,107
4/30/1991	7,143,402	6,988,670
5/31/1991	7,199,368	7,030,881
6/30/1991	7,245,425	7,059,426
7/31/1991	7,325,646	7,120,914
8/31/1991	7,430,571	7,218,612
9/30/1991	7,527,775	7,296,718
10/31/1991	7,593,269	7,375,086
11/30/1991	7,675,305	7,451,712
12/31/1991	7,804,629	7,565,276
1/31/1992	7,811,724	7,553,701
2/29/1992	7,850,357	7,579,762
3/31/1992	7,854,905	7,577,109
4/30/1992	7,910,379	7,646,439
5/31/1992	7,990,995	7,716,175
6/30/1992	8,065,552	7,794,942
7/31/1992	8,172,756	7,882,416
8/31/1992	8,227,543	7,951,624
9/30/1992	8,309,644	8,027,323
10/31/1992	8,312,516	7,979,320
11/30/1992	8,317,418	7,966,313
12/31/1992	8,404,634	8,041,993
1/31/1993	8,484,134	8,125,469
2/28/1993	8,584,735	8,194,941
3/31/1993	8,633,491	8,219,527
4/30/1993	8,674,838	8,270,487
5/31/1993	8,685,036	8,247,329
6/30/1993	8,771,815	8,308,113
7/31/1993	8,802,074	8,327,387
8/31/1993	8,888,391	8,400,002
9/30/1993	8,922,962	8,427,302
10/31/1993	8,984,843	8,443,819
11/30/1993	8,993,553	8,445,931
12/31/1993	9,056,846	8,477,097
1/31/1994	9,106,228	8,531,519
2/28/1994	9,066,980	8,477,003
3/31/1994	9,027,600	8,434,789
4/30/1994	8,998,069	8,404,930
5/31/1994	8,988,338	8,416,864
6/30/1994	9,007,246	8,441,778
7/31/1994	9,091,298	8,514,377
8/31/1994	9,129,999	8,544,348
9/30/1994	9,116,482	8,524,952
10/31/1994	9,115,926	8,544,133
11/30/1994	9,118,176	8,506,026
12/31/1994	9,113,801	8,525,250
1/31/1995	9,198,589	8,643,921
2/28/1995	9,314,539	8,762,689
3/31/1995	9,352,866	8,811,585
4/30/1995	9,470,326	8,890,096
5/31/1995	9,642,739	9,045,405
6/30/1995	9,692,391	9,094,070
7/31/1995	9,696,402	9,131,718
8/31/1995	9,802,372	9,186,053
9/30/1995	9,890,345	9,230,697
10/31/1995	9,964,908	9,308,604
11/30/1995	10,081,178	9,390,892
12/31/1995	10,201,089	9,463,014
1/31/1996	10,276,453	9,543,450
2/29/1996	10,210,333	9,503,081
3/31/1996	10,206,317	9,494,623
4/30/1996	10,210,668	9,502,599
5/31/1996	10,220,903	9,522,079
6/30/1996	10,324,796	9,590,448
7/31/1996	10,360,157	9,628,235
8/31/1996	10,411,622	9,661,259
9/30/1996	10,559,003	9,748,888
10/31/1996	10,711,509	9,858,660
11/30/1996	10,856,335	9,934,177
12/31/1996	10,827,172	9,934,177
1/31/1997	10,917,928	9,980,768
2/28/1997	10,962,362	10,003,723
3/31/1997	10,918,161	9,999,822
4/30/1997	11,051,403	10,081,520
5/31/1997	11,144,606	10,150,277
6/30/1997	11,232,679	10,220,213
7/31/1997	11,414,133	10,332,533
8/31/1997	11,408,378	10,342,038
9/30/1997	11,508,994	10,420,534
10/31/1997	11,594,791	10,497,958
11/30/1997	11,628,837	10,523,470
12/31/1997	11,718,950	10,595,345
1/31/1998	11,808,398	10,698,225
2/28/1998	11,849,111	10,707,426
3/31/1998	11,900,389	10,751,006
4/30/1998	11,965,788	10,801,320
5/31/1998	12,042,787	10,858,892
6/30/1998	12,072,222	10,915,357
7/31/1998	12,130,281	10,966,441
8/31/1998	12,177,935	11,104,289
9/30/1998	12,426,371	11,251,422
10/31/1998	12,407,993	11,306,666
11/30/1998	12,480,576	11,296,829
12/31/1998	12,558,314	11,336,708
1/31/1999	12,614,507	11,381,600
2/28/1999	12,548,547	11,326,059
3/31/1999	12,656,332	11,404,775
4/30/1999	12,723,248	11,441,498
5/31/1999	12,683,445	11,434,174
6/30/1999	12,690,305	11,469,850
7/31/1999	12,692,072	11,506,210
8/31/1999	12,701,307	11,539,462
9/30/1999	12,796,976	11,614,468
10/31/1999	12,850,766	11,645,363
11/30/1999	12,906,395	11,667,372
12/31/1999	12,931,228	11,684,058
1/31/2000	12,915,977	11,679,735
2/29/2000	13,009,930	11,757,522
3/31/2000	13,106,258	11,830,418
4/30/2000	13,135,290	11,861,176
5/31/2000	13,175,787	11,909,925
6/30/2000	13,335,487	12,033,551
7/31/2000	13,416,218	12,109,603
8/31/2000	13,566,278	12,198,850
9/30/2000	13,635,215	12,286,438
10/31/2000	13,636,576	12,352,416
11/30/2000	13,743,722	12,469,270
12/31/2000	13,926,801	12,618,029
1/31/2001	14,154,253	12,776,132
2/28/2001	14,225,101	12,859,176
3/31/2001	14,343,928	12,966,423
4/30/2001	14,386,763	13,001,042
5/31/2001	14,503,863	13,074,368
6/30/2001	14,541,262	13,118,821
7/31/2001	14,789,469	13,266,014
8/31/2001	14,880,723	13,342,428
9/30/2001	15,029,046	13,562,042
10/31/2001	15,224,654	13,690,204
11/30/2001	15,069,717	13,660,633
12/31/2001	15,041,156	13,665,416
1/31/2002	15,183,830	13,693,156
2/28/2002	15,307,463	13,759,294
3/31/2002	15,191,222	13,666,418
4/30/2002	15,395,788	13,819,073
5/31/2002	15,497,092	13,874,348
6/30/2002	15,550,542	13,990,755
7/31/2002	15,620,991	14,161,442
8/31/2002	15,780,286	14,210,015
9/30/2002	15,870,489	14,327,391
10/31/2002	15,952,480	14,359,914
11/30/2002	16,005,786	14,316,833
12/31/2002	16,192,973	14,451,412
1/31/2003	16,240,555	14,449,967
2/28/2003	16,378,874	14,510,223
3/31/2003	16,417,388	14,536,631
4/30/2003	16,504,462	14,563,816
5/31/2003	16,590,071	14,618,430
6/30/2003	16,639,982	14,640,795
7/31/2003	16,369,891	14,561,150
8/31/2003	16,439,972	14,570,907
9/30/2003	16,637,601	14,703,210
10/31/2003	16,565,760	14,648,661
11/30/2003	16,584,712	14,640,898
12/31/2003	16,673,791	14,725,815
1/31/2004	16,732,820	14,755,856
2/29/2004	16,821,769	14,826,389
3/31/2004	16,867,606	14,872,795
4/30/2004	16,735,931	14,729,421
5/31/2004	16,730,597	14,715,723
6/30/2004	16,758,167	14,714,546
7/31/2004	16,840,999	14,767,812
8/31/2004	16,985,411	14,870,006
9/30/2004	16,977,295	14,856,920
10/31/2004	17,056,850	14,902,234
11/30/2004	17,023,274	14,828,468
12/31/2004	17,071,805	14,859,459
1/31/2005	17,054,343	14,854,258
2/28/2005	17,031,288	14,820,539
3/31/2005	17,020,094	14,821,428
4/30/2005	17,132,254	14,904,428
5/31/2005	17,193,850	14,960,619
6/30/2005	17,222,268	14,989,793
7/31/2005	17,185,253	14,947,521
8/31/2005	17,304,323	15,040,345
9/30/2005	17,239,063	15,003,045
10/31/2005	17,205,017	15,001,695
11/30/2005	17,243,144	15,049,401
12/31/2005	17,335,930	15,107,190
1/31/2006	17,377,055	15,132,268
2/28/2006	17,399,666	15,144,525
3/31/2006	17,362,904	15,165,273

Sector Breakdown‡

Short-Term Instruments	39.6%
U.S. Government Agencies	26.9%
Mortgage-Backed Securities	14.2%
Corporate Bonds & Notes	9.1%
Asset-Backed Securities	8.3%
Other	1.9%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (05/11/87)*
Low Duration Fund Institutional Class	2.01%	3.89%	5.46%	6.81%
Low Duration Fund Administrative Class	1.76%	3.64%	5.20%	6.55%
Merrill Lynch 1-3 Year Treasury Index	2.32%	3.18%	4.79%	6.05%
Lipper Short Investment Grade Debt Fund Average	2.38%	3.03%	4.48%	5.68%
All Fund returns are net of fees and expenses.
* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,007.20	$1,005.90	$1,022.79	$1,021.54
Expenses Paid During Period†	$2.15	$3.40	$2.17	$3.43

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Tactical duration positioning significantly detracted from performance; extending duration during the second half of the period hurt returns as yields moved higher.

•	Broader-than-benchmark maturity structure was slightly positive for performance as yields on maturities three years and longer rose the least. Exposure to short-term rates via Eurodollar futures also enhanced returns as those contracts outperformed the index.

•	A mortgage emphasis was slightly positive for returns. While the sector underperformed Treasuries on a like-duration basis, security selection helped performance.

•	Corporate bonds were positive for performance as short-term corporates outperformed like-duration Treasuries, benefiting from a strengthening economy and investors’ search for extra yield.

•	Exposure to high-quality emerging markets was positive for performance. Emerging markets bonds benefited from continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

•	Tactical exposure to Euroland issues, and shorter-maturity U.K. securities later in the period, helped returns. These positions outperformed Treasuries amid slower growth and more muted inflation in those economies.

•	A tactical allocation to real return bonds early in the period had a slight negative impact as Treasury Inflation-Protected Securities underperformed nominal Treasuries for the period.

20  PIMCO Funds Annual Report  |  3.31.06

PIMCO Low Duration Fund II

Institutional Class	PLDTX
Administrative Class	PDFAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Low Duration Fund II Institutional Class	Merrill Lynch 1-3 Year Treasury Index
10/31/1991	5,000,000	5,000,000
11/30/1991	5,070,496	5,051,950
12/31/1991	5,150,788	5,128,941
1/31/1992	5,126,506	5,121,094
2/29/1992	5,159,358	5,138,762
3/31/1992	5,157,326	5,136,964
4/30/1992	5,197,109	5,183,966
5/31/1992	5,240,589	5,231,244
6/30/1992	5,302,476	5,284,645
7/31/1992	5,355,736	5,343,949
8/31/1992	5,377,728	5,390,869
9/30/1992	5,426,036	5,442,189
10/31/1992	5,423,401	5,409,645
11/30/1992	5,417,545	5,400,827
12/31/1992	5,471,783	5,452,135
1/31/1993	5,544,427	5,508,728
2/28/1993	5,600,313	5,555,828
3/31/1993	5,619,040	5,572,496
4/30/1993	5,660,962	5,607,045
5/31/1993	5,649,149	5,591,344
6/30/1993	5,710,514	5,632,553
7/31/1993	5,724,808	5,645,621
8/31/1993	5,775,444	5,694,851
9/30/1993	5,794,689	5,713,359
10/31/1993	5,802,333	5,724,557
11/30/1993	5,799,743	5,725,988
12/31/1993	5,831,720	5,747,117
1/31/1994	5,872,093	5,784,014
2/28/1994	5,850,184	5,747,054
3/31/1994	5,796,320	5,718,434
4/30/1994	5,779,212	5,698,191
5/31/1994	5,767,710	5,706,282
6/30/1994	5,772,326	5,723,172
7/31/1994	5,831,607	5,772,392
8/31/1994	5,826,033	5,792,711
9/30/1994	5,810,813	5,779,561
10/31/1994	5,821,529	5,792,565
11/30/1994	5,828,521	5,766,731
12/31/1994	5,850,354	5,779,763
1/31/1995	5,935,515	5,860,217
2/28/1995	6,029,620	5,940,737
3/31/1995	6,074,370	5,973,886
4/30/1995	6,107,608	6,027,114
5/31/1995	6,211,631	6,132,407
6/30/1995	6,235,805	6,165,399
7/31/1995	6,243,368	6,190,923
8/31/1995	6,297,641	6,227,760
9/30/1995	6,346,020	6,258,027
10/31/1995	6,405,255	6,310,844
11/30/1995	6,478,110	6,366,632
12/31/1995	6,539,804	6,415,528
1/31/1996	6,580,351	6,470,061
2/29/1996	6,535,860	6,442,692
3/31/1996	6,518,000	6,436,958
4/30/1996	6,505,764	6,442,365
5/31/1996	6,502,485	6,455,572
6/30/1996	6,575,782	6,501,923
7/31/1996	6,606,321	6,527,541
8/31/1996	6,630,457	6,549,930
9/30/1996	6,719,145	6,609,338
10/31/1996	6,816,464	6,683,760
11/30/1996	6,887,004	6,734,957
12/31/1996	6,881,011	6,734,957
1/31/1997	6,918,655	6,766,544
2/28/1997	6,946,342	6,782,107
3/31/1997	6,930,530	6,779,461
4/30/1997	6,993,758	6,834,850
5/31/1997	7,044,400	6,881,464
6/30/1997	7,099,424	6,928,877
7/31/1997	7,200,340	7,005,026
8/31/1997	7,201,737	7,011,470
9/30/1997	7,257,640	7,064,687
10/31/1997	7,324,878	7,117,177
11/30/1997	7,343,098	7,134,473
12/31/1997	7,405,208	7,183,201
1/31/1998	7,464,768	7,252,950
2/28/1998	7,477,590	7,259,187
3/31/1998	7,505,393	7,288,733
4/30/1998	7,541,498	7,322,844
5/31/1998	7,593,666	7,361,875
6/30/1998	7,623,903	7,400,156
7/31/1998	7,657,543	7,434,789
8/31/1998	7,746,767	7,528,244
9/30/1998	7,854,078	7,627,994
10/31/1998	7,838,078	7,665,447
11/30/1998	7,857,712	7,658,778
12/31/1998	7,893,710	7,685,814
1/31/1999	7,943,452	7,716,249
2/28/1999	7,885,625	7,678,594
3/31/1999	7,947,390	7,731,961
4/30/1999	7,979,520	7,756,857
5/31/1999	7,950,895	7,751,892
6/30/1999	7,933,181	7,776,079
7/31/1999	7,948,712	7,800,729
8/31/1999	7,953,224	7,823,273
9/30/1999	8,024,423	7,874,124
10/31/1999	8,063,922	7,895,070
11/30/1999	8,094,148	7,909,991
12/31/1999	8,095,132	7,921,303
1/31/2000	8,091,435	7,918,372
2/29/2000	8,147,721	7,971,109
3/31/2000	8,208,297	8,020,529
4/30/2000	8,230,192	8,041,382
5/31/2000	8,254,772	8,074,432
6/30/2000	8,344,502	8,158,245
7/31/2000	8,402,661	8,209,805
8/31/2000	8,475,367	8,270,310
9/30/2000	8,548,174	8,329,692
10/31/2000	8,593,470	8,374,422
11/30/2000	8,667,062	8,453,644
12/31/2000	8,750,262	8,554,496
1/31/2001	8,883,371	8,661,684
2/28/2001	8,923,988	8,717,984
3/31/2001	9,007,545	8,790,693
4/30/2001	9,037,851	8,814,164
5/31/2001	9,115,828	8,863,875
6/30/2001	9,143,360	8,894,013
7/31/2001	9,320,652	8,993,803
8/31/2001	9,365,723	9,045,608
9/30/2001	9,481,992	9,194,498
10/31/2001	9,595,694	9,281,386
11/30/2001	9,533,382	9,261,338
12/31/2001	9,460,591	9,264,581
1/31/2002	9,537,547	9,283,388
2/28/2002	9,616,284	9,328,226
3/31/2002	9,525,964	9,265,260
4/30/2002	9,661,287	9,368,754
5/31/2002	9,705,294	9,406,228
6/30/2002	9,773,012	9,485,147
7/31/2002	9,834,221	9,600,866
8/31/2002	9,915,303	9,633,796
9/30/2002	9,989,531	9,713,372
10/31/2002	10,029,806	9,735,422
11/30/2002	10,042,868	9,706,215
12/31/2002	10,132,099	9,797,454
1/31/2003	10,166,547	9,796,474
2/28/2003	10,254,931	9,837,325
3/31/2003	10,243,236	9,855,229
4/30/2003	10,274,430	9,873,659
5/31/2003	10,312,895	9,910,685
6/30/2003	10,323,322	9,925,848
7/31/2003	10,116,469	9,871,851
8/31/2003	10,160,990	9,878,466
9/30/2003	10,287,302	9,968,162
10/31/2003	10,263,579	9,931,180
11/30/2003	10,264,862	9,925,917
12/31/2003	10,318,860	9,983,487
1/31/2004	10,344,335	10,003,854
2/29/2004	10,398,915	10,051,672
3/31/2004	10,427,885	10,083,134
4/30/2004	10,332,278	9,985,932
5/31/2004	10,331,816	9,976,645
6/30/2004	10,359,224	9,975,847
7/31/2004	10,408,735	10,011,960
8/31/2004	10,490,298	10,081,243
9/30/2004	10,483,704	10,072,371
10/31/2004	10,533,117	10,103,092
11/30/2004	10,488,515	10,053,081
12/31/2004	10,515,107	10,074,092
1/31/2005	10,491,914	10,070,566
2/28/2005	10,485,270	10,047,706
3/31/2005	10,488,265	10,048,309
4/30/2005	10,549,048	10,104,580
5/31/2005	10,577,394	10,142,675
6/30/2005	10,604,194	10,162,453
7/31/2005	10,567,783	10,133,795
8/31/2005	10,641,302	10,196,726
9/30/2005	10,608,938	10,171,438
10/31/2005	10,583,616	10,170,523
11/30/2005	10,629,900	10,202,865
12/31/2005	10,679,567	10,242,044
1/31/2006	10,692,805	10,259,046
2/28/2006	10,706,378	10,267,355
3/31/2006	10,671,034	10,281,422

Sector Breakdown‡

U.S. Government Agencies	34.7%
Short-Term Instruments	32.7%
Mortgage-Backed Securities	12.9%
Corporate Bonds & Notes	9.8%
Asset-Backed Securities	8.6%
Other	1.3%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (10/31/91)
Low Duration Fund II Institutional Class	1.74%	3.45%	5.05%	5.40%
Low Duration Fund II Administrative Class	1.49%	3.19%	4.79%	5.14%
Merrill Lynch 1-3 Year Treasury Index	2.32%	3.18%	4.79%	5.13%
Lipper Short Investment Grade Debt Fund Average	2.38%	3.03%	4.48%	4.90%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,005.80	$1,004.60	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.50	$3.75	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	Tactical duration positioning significantly detracted from performance; underweighting duration early in the period as rates fell and extending duration during the second half of the period as yields moved higher hurt relative returns.

•	Broader-than-benchmark maturity structure was slightly positive for performance as yields on maturities three years and longer rose the least. Exposure to short-term rates via Eurodollar futures also enhanced returns as those contracts outperformed the index.

•	A mortgage emphasis was slightly positive for returns. While the sector underperformed Treasuries on a like-duration basis, security selection helped performance.

•	Corporate bonds were positive for performance as short-term corporates outperformed like-duration Treasuries, benefiting from a strengthening economy and investors’ search for extra yield.

•	A tactical allocation to real return bonds early in the period had a slight negative impact as Treasury Inflation-Protected Securities underperformed nominal Treasuries for the period.

3.31.06  |  PIMCO Funds Annual Report  21

PIMCO Low Duration Fund III

Institutional Class	PLDIX
Administrative Class	PDRAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Low Duration Fund III Institutional Class	Merrill Lynch 1-3 Year Treasury Index
12/31/1996	5,000,000	5,000,000
1/31/1997	5,019,544	5,023,450
2/28/1997	5,044,724	5,035,003
3/31/1997	5,028,885	5,033,040
4/30/1997	5,074,774	5,074,160
5/31/1997	5,116,879	5,108,766
6/30/1997	5,156,800	5,143,965
7/31/1997	5,193,007	5,200,497
8/31/1997	5,219,920	5,205,281
9/30/1997	5,260,771	5,244,790
10/31/1997	5,310,323	5,283,758
11/30/1997	5,313,692	5,296,598
12/31/1997	5,355,776	5,332,774
1/31/1998	5,393,985	5,384,555
2/28/1998	5,402,862	5,389,186
3/31/1998	5,427,616	5,411,120
4/30/1998	5,458,772	5,436,444
5/31/1998	5,490,624	5,465,421
6/30/1998	5,503,181	5,493,840
7/31/1998	5,527,294	5,519,552
8/31/1998	5,543,567	5,588,932
9/30/1998	5,649,590	5,662,986
10/31/1998	5,656,322	5,690,791
11/30/1998	5,694,733	5,685,840
12/31/1998	5,712,097	5,705,912
1/31/1999	5,732,230	5,728,507
2/28/1999	5,719,966	5,700,552
3/31/1999	5,758,729	5,740,171
4/30/1999	5,794,632	5,758,654
5/31/1999	5,786,934	5,754,968
6/30/1999	5,775,306	5,772,924
7/31/1999	5,775,192	5,791,224
8/31/1999	5,779,894	5,807,961
9/30/1999	5,833,335	5,845,712
10/31/1999	5,851,977	5,861,262
11/30/1999	5,870,819	5,872,339
12/31/1999	5,868,064	5,880,737
1/31/2000	5,860,600	5,878,562
2/29/2000	5,890,024	5,917,713
3/31/2000	5,930,458	5,954,402
4/30/2000	5,948,746	5,969,883
5/31/2000	5,969,290	5,994,419
6/30/2000	6,042,394	6,056,642
7/31/2000	6,085,896	6,094,920
8/31/2000	6,140,202	6,139,839
9/30/2000	6,195,214	6,183,923
10/31/2000	6,177,912	6,217,130
11/30/2000	6,243,517	6,275,945
12/31/2000	6,303,425	6,350,817
1/31/2001	6,394,711	6,430,393
2/28/2001	6,424,571	6,472,190
3/31/2001	6,467,996	6,526,168
4/30/2001	6,486,396	6,543,593
5/31/2001	6,532,018	6,580,499
6/30/2001	6,538,598	6,602,872
7/31/2001	6,662,254	6,676,957
8/31/2001	6,713,249	6,715,416
9/30/2001	6,796,107	6,825,951
10/31/2001	6,880,896	6,890,457
11/30/2001	6,827,395	6,875,573
12/31/2001	6,818,908	6,877,980
1/31/2002	6,884,565	6,891,943
2/28/2002	6,929,931	6,925,230
3/31/2002	6,877,510	6,878,485
4/30/2002	6,969,327	6,955,318
5/31/2002	7,021,128	6,983,139
6/30/2002	7,059,258	7,041,728
7/31/2002	7,093,370	7,127,637
8/31/2002	7,176,982	7,152,084
9/30/2002	7,214,805	7,211,161
10/31/2002	7,268,168	7,227,530
11/30/2002	7,292,605	7,205,847
12/31/2002	7,367,164	7,273,583
1/31/2003	7,405,077	7,272,855
2/28/2003	7,464,661	7,303,183
3/31/2003	7,484,976	7,316,475
4/30/2003	7,526,621	7,330,157
5/31/2003	7,561,085	7,357,645
6/30/2003	7,577,007	7,368,902
7/31/2003	7,439,604	7,328,815
8/31/2003	7,463,901	7,333,726
9/30/2003	7,543,720	7,400,316
10/31/2003	7,515,184	7,372,861
11/30/2003	7,519,657	7,368,953
12/31/2003	7,553,947	7,411,693
1/31/2004	7,569,999	7,426,813
2/29/2004	7,607,828	7,462,313
3/31/2004	7,636,216	7,485,670
4/30/2004	7,568,225	7,413,508
5/31/2004	7,574,344	7,406,614
6/30/2004	7,584,975	7,406,021
7/31/2004	7,617,425	7,432,831
8/31/2004	7,679,774	7,484,266
9/30/2004	7,673,961	7,477,680
10/31/2004	7,709,187	7,500,487
11/30/2004	7,691,497	7,463,360
12/31/2004	7,713,843	7,478,958
1/31/2005	7,711,158	7,476,340
2/28/2005	7,698,083	7,459,369
3/31/2005	7,691,789	7,459,817
4/30/2005	7,742,582	7,501,592
5/31/2005	7,770,949	7,529,873
6/30/2005	7,783,565	7,544,556
7/31/2005	7,757,298	7,523,281
8/31/2005	7,816,890	7,570,000
9/30/2005	7,793,471	7,551,227
10/31/2005	7,776,656	7,550,547
11/30/2005	7,800,411	7,574,558
12/31/2005	7,837,647	7,603,644
1/31/2006	7,854,187	7,616,266
2/28/2006	7,864,829	7,622,435
3/31/2006	7,855,170	7,632,878

Sector Breakdown‡

Short-Term Instruments	46.3%
U.S. Government Agencies	26.8%
Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	9.8%
Asset-Backed Securities	6.3%
Other	0.7%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (12/31/96)
Low Duration Fund III Institutional Class	2.12%	3.96%	5.01%
Low Duration Fund III Administrative Class	1.89%	3.70%	4.75%
Merrill Lynch 1-3 Year Treasury Index	2.32%	3.18%	4.68%
Lipper Short Investment Grade Debt Fund Average	2.38%	3.03%	4.33%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,007.90	$1,006.90	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.50	$3.75	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•	Tactical duration positioning significantly detracted from performance; above-benchmark duration for much of the period detracted from returns as yields generally moved higher.

•	Broader-than-benchmark maturity structure was slightly positive for performance as yields on maturities three years and longer rose the least. Exposure to short-term rates via Eurodollar futures also enhanced returns as those contracts outperformed.

•	A mortgage emphasis was slightly positive for returns. While the sector underperformed Treasuries on a like-duration basis, security selection helped performance.

•	Corporate bonds were positive for performance as short-term corporates outperformed like-duration Treasuries, benefiting from a strengthening economy and investors’ search for extra yield.

•	Exposure to high-quality emerging markets was positive for performance. Emerging markets bonds benefited from continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

•	Tactical exposure to Euroland issues, and shorter-maturity U.K. securities later in the period, helped returns. These positions outperformed Treasuries amid slower growth and more muted inflation in those economies.

•	A tactical allocation to real return bonds early in the period had a slight negative impact as Treasury Inflation-Protected Securities underperformed nominal Treasuries for the period.

22  PIMCO Funds Annual Report  |  3.31.06

PIMCO Moderate Duration Fund

Institutional Class PMDRX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Moderate Duration Fund Institutional Class	Lehman Brothers Intermediate Government/Credit Bond Index
12/31/1996	5,000,000	5,000,000
1/31/1997	5,018,573	5,019,463
2/28/1997	5,025,671	5,029,034
3/31/1997	4,987,552	4,994,366
4/30/1997	5,045,822	5,053,050
5/31/1997	5,078,973	5,095,000
6/30/1997	5,141,280	5,141,493
7/31/1997	5,240,626	5,246,067
8/31/1997	5,220,094	5,219,726
9/30/1997	5,282,529	5,280,430
10/31/1997	5,331,654	5,338,864
11/30/1997	5,354,915	5,350,657
12/31/1997	5,398,734	5,393,482
1/31/1998	5,454,128	5,464,139
2/28/1998	5,448,868	5,459,941
3/31/1998	5,476,199	5,477,482
4/30/1998	5,507,779	5,504,969
5/31/1998	5,547,118	5,545,295
6/30/1998	5,574,030	5,580,774
7/31/1998	5,603,136	5,600,396
8/31/1998	5,657,953	5,688,435
9/30/1998	5,812,116	5,831,330
10/31/1998	5,807,792	5,825,572
11/30/1998	5,807,850	5,825,131
12/31/1998	5,837,909	5,848,531
1/31/1999	5,869,063	5,880,659
2/28/1999	5,778,416	5,794,204
3/31/1999	5,842,985	5,837,457
4/30/1999	5,861,195	5,855,384
5/31/1999	5,823,540	5,810,305
6/30/1999	5,805,584	5,814,363
7/31/1999	5,800,346	5,809,238
8/31/1999	5,804,694	5,813,648
9/30/1999	5,858,013	5,867,883
10/31/1999	5,893,763	5,883,025
11/30/1999	5,912,009	5,890,336
12/31/1999	5,890,158	5,871,097
1/31/2000	5,826,274	5,849,641
2/29/2000	5,873,746	5,897,838
3/31/2000	5,951,786	5,959,303
4/30/2000	5,955,966	5,945,804
5/31/2000	5,995,504	5,955,121
6/30/2000	6,078,846	6,060,150
7/31/2000	6,123,436	6,106,250
8/31/2000	6,204,722	6,178,401
9/30/2000	6,265,532	6,234,610
10/31/2000	6,292,005	6,263,013
11/30/2000	6,379,265	6,348,077
12/31/2000	6,486,663	6,465,047
1/31/2001	6,588,529	6,571,166
2/28/2001	6,633,080	6,633,289
3/31/2001	6,671,537	6,684,120
4/30/2001	6,651,187	6,666,481
5/31/2001	6,678,198	6,704,011
6/30/2001	6,710,068	6,729,036
7/31/2001	6,873,298	6,868,787
8/31/2001	6,945,719	6,937,520
9/30/2001	7,087,216	7,038,689
10/31/2001	7,215,055	7,155,438
11/30/2001	7,125,631	7,083,730
12/31/2001	7,096,739	7,044,519
1/31/2002	7,173,775	7,081,102
2/28/2002	7,256,413	7,137,374
3/31/2002	7,144,569	7,028,835
4/30/2002	7,283,515	7,144,994
5/31/2002	7,341,911	7,216,350
6/30/2002	7,325,727	7,278,749
7/31/2002	7,336,202	7,364,972
8/31/2002	7,495,034	7,474,640
9/30/2002	7,525,399	7,608,485
10/31/2002	7,580,167	7,578,645
11/30/2002	7,614,632	7,572,131
12/31/2002	7,802,655	7,737,408
1/31/2003	7,840,214	7,736,981
2/28/2003	7,965,668	7,845,933
3/31/2003	7,984,304	7,854,042
4/30/2003	8,085,184	7,914,028
5/31/2003	8,210,361	8,073,032
6/30/2003	8,198,510	8,067,667
7/31/2003	7,966,446	7,848,507
8/31/2003	8,029,123	7,867,008
9/30/2003	8,204,651	8,066,121
10/31/2003	8,151,451	7,990,136
11/30/2003	8,153,852	8,001,006
12/31/2003	8,227,348	8,070,876
1/31/2004	8,281,344	8,123,914
2/29/2004	8,365,657	8,206,806
3/31/2004	8,442,409	8,270,606
4/30/2004	8,262,028	8,074,483
5/31/2004	8,247,561	8,037,818
6/30/2004	8,287,548	8,061,900
7/31/2004	8,353,977	8,129,971
8/31/2004	8,483,541	8,265,649
9/30/2004	8,488,840	8,280,037
10/31/2004	8,553,489	8,335,779
11/30/2004	8,514,450	8,259,831
12/31/2004	8,567,809	8,316,367
1/31/2005	8,567,959	8,332,453
2/28/2005	8,531,742	8,286,717
3/31/2005	8,512,109	8,243,958
4/30/2005	8,621,578	8,338,253
5/31/2005	8,684,595	8,413,128
6/30/2005	8,723,430	8,448,551
7/31/2005	8,653,330	8,378,420
8/31/2005	8,752,037	8,476,362
9/30/2005	8,667,220	8,404,502
10/31/2005	8,595,492	8,358,449
11/30/2005	8,620,488	8,394,875
12/31/2005	8,687,593	8,447,686
1/31/2006	8,711,689	8,446,396
2/28/2006	8,743,849	8,452,501
3/31/2006	8,675,589	8,415,182

Sector Breakdown‡

U.S. Government Agencies	74.6%
Short-Term Instruments	17.8%
Corporate Bonds & Notes	3.0%
Other	4.6%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (12/31/96)
Moderate Duration Fund Institutional Class	1.92%	5.39%	6.14%
Lehman Brothers Intermediate Government/Credit Bond Index	2.08%	4.71%	5.79%
Lipper Short Intermediate Investment Grade Debt Fund Average	1.74%	3.79%	4.98%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,001.00	$1,022.69
Expenses Paid During Period†	$2.24	$2.27

†	Expenses are equal to the expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration for most of the year was negative for performance as yields increased across the maturity spectrum.

•	An emphasis on short and intermediate maturities detracted from performance as short-term yields rose more than long-term yields.

•	An emphasis on mortgages was neutral for performance as they performed in-line with like-duration Treasuries; however, mortgage issuer and coupon selection was positive for performance.

•	An underweight to longer-term corporate securities contributed to returns as this sector lagged like-duration Treasuries.

•	An allocation to non-U.S. Government securities was positive for returns as rates in the U.S. rose more than in other developed countries, where economic growth was generally slower.

•	Exposure to emerging market bonds enhanced performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

•	Modest holdings of real return bonds early in the period detracted from performance as inflation expectations decreased over the period, causing real return bonds to underperform conventional, non inflation-linked Treasuries.

•	A tactical allocation to municipal bonds was positive for performance as municipal yields rose less than Treasury yields over the period.

3.31.06  |  PIMCO Funds Annual Report  23

PIMCO Money Market Fund

Institutional Class	PMIXX
Administrative Class	PMAXX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Money Market Fund Institutional Class	Citigroup 3-Month Treasury Bill Index
2/28/1991	5,000,000	5,000,000
3/31/1991	5,025,170	5,025,950
4/30/1991	5,050,085	5,050,225
5/31/1991	5,075,810	5,074,668
6/30/1991	5,098,544	5,098,114
7/31/1991	5,122,151	5,122,431
8/31/1991	5,146,158	5,146,559
9/30/1991	5,168,071	5,169,408
10/31/1991	5,189,068	5,192,103
11/30/1991	5,209,752	5,212,767
12/31/1991	5,235,296	5,232,315
1/31/1992	5,253,666	5,250,418
2/29/1992	5,269,348	5,266,800
3/31/1992	5,286,316	5,284,707
4/30/1992	5,302,529	5,301,830
5/31/1992	5,318,495	5,319,272
6/30/1992	5,333,833	5,335,496
7/31/1992	5,349,339	5,351,503
8/31/1992	5,362,691	5,366,754
9/30/1992	5,375,416	5,380,225
10/31/1992	5,388,548	5,393,837
11/30/1992	5,400,824	5,407,267
12/31/1992	5,415,417	5,421,760
1/31/1993	5,427,493	5,436,236
2/28/1993	5,439,092	5,448,847
3/31/1993	5,452,504	5,462,578
4/30/1993	5,464,658	5,475,852
5/31/1993	5,475,877	5,489,816
6/30/1993	5,489,090	5,503,540
7/31/1993	5,501,737	5,517,960
8/31/1993	5,515,161	5,532,361
9/30/1993	5,527,714	5,546,138
10/31/1993	5,541,036	5,560,446
11/30/1993	5,554,511	5,574,514
12/31/1993	5,567,081	5,589,230
1/31/1994	5,580,537	5,603,875
2/28/1994	5,592,446	5,617,437
3/31/1994	5,606,276	5,633,278
4/30/1994	5,620,505	5,650,065
5/31/1994	5,637,321	5,668,823
6/30/1994	5,654,814	5,688,040
7/31/1994	5,672,813	5,708,632
8/31/1994	5,694,234	5,729,867
9/30/1994	5,714,049	5,751,354
10/31/1994	5,736,363	5,774,877
11/30/1994	5,759,664	5,799,362
12/31/1994	5,785,415	5,826,271
1/31/1995	5,813,735	5,853,305
2/28/1995	5,839,234	5,879,060
3/31/1995	5,867,023	5,908,043
4/30/1995	5,892,850	5,936,461
5/31/1995	5,923,104	5,965,787
6/30/1995	5,950,960	5,994,065
7/31/1995	5,979,025	6,022,957
8/31/1995	6,006,869	6,051,505
9/30/1995	6,032,542	6,078,677
10/31/1995	6,061,076	6,106,577
11/30/1995	6,105,719	6,133,568
12/31/1995	6,136,175	6,161,661
1/31/1996	6,164,350	6,189,326
2/29/1996	6,191,072	6,214,641
3/31/1996	6,217,237	6,240,991
4/30/1996	6,244,019	6,266,704
5/31/1996	6,273,132	6,293,588
6/30/1996	6,297,220	6,319,958
7/31/1996	6,324,461	6,347,387
8/31/1996	6,354,570	6,375,251
9/30/1996	6,379,780	6,402,538
10/31/1996	6,406,912	6,430,582
11/30/1996	6,433,601	6,457,590
12/31/1996	6,460,353	6,485,292
1/31/1997	6,488,472	6,513,374
2/28/1997	6,513,657	6,538,842
3/31/1997	6,539,911	6,567,351
4/30/1997	6,567,988	6,595,327
5/31/1997	6,598,555	6,624,478
6/30/1997	6,626,256	6,652,302
7/31/1997	6,655,217	6,680,973
8/31/1997	6,686,098	6,709,768
9/30/1997	6,714,110	6,738,217
10/31/1997	6,746,003	6,767,595
11/30/1997	6,773,457	6,796,087
12/31/1997	6,805,247	6,825,582
1/31/1998	6,836,094	6,855,683
2/28/1998	6,863,584	6,882,969
3/31/1998	6,893,016	6,913,529
4/30/1998	6,922,674	6,942,842
5/31/1998	6,953,532	6,972,836
6/30/1998	6,983,538	7,001,494
7/31/1998	7,016,569	7,031,111
8/31/1998	7,045,979	7,061,063
9/30/1998	7,076,192	7,089,942
10/31/1998	7,107,700	7,118,445
11/30/1998	7,136,327	7,144,640
12/31/1998	7,168,594	7,171,075
1/31/1999	7,194,413	7,197,823
2/28/1999	7,219,300	7,222,369
3/31/1999	7,247,024	7,249,957
4/30/1999	7,276,038	7,276,783
5/31/1999	7,301,880	7,304,725
6/30/1999	7,329,104	7,331,825
7/31/1999	7,359,334	7,360,493
8/31/1999	7,388,408	7,389,641
9/30/1999	7,418,652	7,418,608
10/31/1999	7,450,747	7,448,876
11/30/1999	7,482,278	7,478,970
12/31/1999	7,519,731	7,510,904
1/31/2000	7,552,712	7,543,878
2/29/2000	7,586,023	7,576,014
3/31/2000	7,624,519	7,611,546
4/30/2000	7,657,193	7,647,245
5/31/2000	7,694,457	7,684,640
6/30/2000	7,736,374	7,720,680
7/31/2000	7,775,004	7,758,048
8/31/2000	7,817,526	7,796,450
9/30/2000	7,859,326	7,835,199
10/31/2000	7,900,222	7,876,256
11/30/2000	7,941,283	7,916,503
12/31/2000	7,985,711	7,958,144
1/31/2001	8,024,932	7,999,209
2/28/2001	8,061,082	8,033,765
3/31/2001	8,097,308	8,069,193
4/30/2001	8,128,747	8,100,180
5/31/2001	8,158,254	8,129,826
6/30/2001	8,185,013	8,155,923
7/31/2001	8,209,512	8,181,532
8/31/2001	8,235,891	8,206,405
9/30/2001	8,254,682	8,229,956
10/31/2001	8,271,440	8,251,518
11/30/2001	8,287,588	8,269,095
12/31/2001	8,300,832	8,283,565
1/31/2002	8,311,159	8,296,488
2/28/2002	8,320,835	8,307,605
3/31/2002	8,333,230	8,319,818
4/30/2002	8,344,363	8,331,798
5/31/2002	8,356,387	8,344,212
6/30/2002	8,366,453	8,355,892
7/31/2002	8,377,137	8,368,093
8/31/2002	8,388,230	8,380,227
9/30/2002	8,397,666	8,391,792
10/31/2002	8,407,645	8,403,456
11/30/2002	8,416,026	8,414,212
12/31/2002	8,424,152	8,424,309
1/31/2003	8,432,168	8,433,491
2/28/2003	8,438,590	8,441,250
3/31/2003	8,444,791	8,449,776
4/30/2003	8,451,124	8,457,803
5/31/2003	8,457,753	8,466,007
6/30/2003	8,464,043	8,473,711
7/31/2003	8,469,921	8,481,084
8/31/2003	8,474,948	8,488,039
9/30/2003	8,479,556	8,494,490
10/31/2003	8,485,361	8,501,370
11/30/2003	8,490,215	8,508,001
12/31/2003	8,495,651	8,514,808
1/31/2004	8,501,080	8,521,534
2/29/2004	8,505,777	8,527,755
3/31/2004	8,510,851	8,534,492
4/30/2004	8,516,001	8,541,064
5/31/2004	8,520,857	8,547,982
6/30/2004	8,526,365	8,554,991
7/31/2004	8,533,237	8,563,118
8/31/2004	8,540,687	8,572,367
9/30/2004	8,549,411	8,582,568
10/31/2004	8,559,850	8,594,068
11/30/2004	8,571,020	8,606,272
12/31/2004	8,585,222	8,620,472
1/31/2005	8,598,519	8,635,903
2/28/2005	8,612,905	8,651,102
3/31/2005	8,629,525	8,669,269
4/30/2005	8,648,145	8,688,168
5/31/2005	8,667,473	8,708,759
6/30/2005	8,687,347	8,729,225
7/31/2005	8,709,031	8,751,310
8/31/2005	8,732,639	8,774,676
9/30/2005	8,758,106	8,798,631
10/31/2005	8,782,576	8,824,499
11/30/2005	8,808,939	8,850,796
12/31/2005	8,839,198	8,879,118
1/31/2006	8,866,952	8,908,863
2/28/2006	8,895,551	8,937,104
3/31/2006	8,930,054	8,970,172

Sector Breakdown‡

Short-Term Instruments	100.0%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Inception (03/01/91)*
Money Market Fund Institutional Class	4.47%	4.29%	3.48%	1.98%	3.69%	3.92%
Money Market Fund Administrative Class	4.21%	4.08%	3.23%	1.72%	3.44%	3.67%
Citigroup 3-Month Treasury Bill Index	—	—	3.47%	2.14%	3.69%	3.95%
Lipper Institutional Money Market Fund Average	—	—	3.34%	1.95%	3.72%	3.99%
All Fund returns are net of fees and expenses.
* The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return will fluctuate. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,019.63	$1,018.39	$1,023.33	$1,022.10
Expenses Paid During Period†	$1.61	$2.86	$1.62	$2.86

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.32% for Institutional Class, 0.57% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund, which has a Aaa money market fund rating by Moody’s, emphasizes high-quality commercial paper and shorter-term agencies due to strong liquidity, attractive yields and limited credit risks.

•	High-quality (A1/P1) three-month commercial paper yields increased approximately 1.90%, reflecting eight Federal Reserve rate hikes.

•	High-quality (A1/P1) three-month commercial paper yield spread relative to Treasuries increased by 0.15% to approximately 0.35% on March 31, 2006, which provided additional yield.

•	U.S. and non-U.S. issued high-quality (A1/P1) commercial paper was emphasized due to attractive yields, modest interest rate sensitivity, and limited credit risk.

•	The SEC 7-day effective yield for the Fund’s Institutional Class shares was 4.47% as of March 31, 2006.

24  PIMCO Funds Annual Report  |  3.31.06

PIMCO Municipal Bond Fund

Institutional Class	PFMIX
Administrative Class	PMNAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Municipal Bond Fund Institutional Class	Lehman Brothers General Municipal Bond
12/31/1997	5,000,000	5,000,000
1/31/1998	5,058,771	5,051,606
2/28/1998	5,035,172	5,053,147
3/31/1998	5,039,379	5,057,585
4/30/1998	5,006,296	5,034,774
5/31/1998	5,105,540	5,114,478
6/30/1998	5,122,719	5,134,629
7/31/1998	5,128,447	5,147,504
8/31/1998	5,223,548	5,227,052
9/30/1998	5,293,484	5,292,186
10/31/1998	5,282,938	5,292,055
11/30/1998	5,296,412	5,310,633
12/31/1998	5,302,933	5,324,025
1/31/1999	5,373,214	5,387,309
2/28/1999	5,338,814	5,363,770
3/31/1999	5,343,842	5,371,215
4/30/1999	5,354,304	5,384,587
5/31/1999	5,314,853	5,353,415
6/30/1999	5,217,784	5,276,332
7/31/1999	5,228,509	5,295,539
8/31/1999	5,173,421	5,253,157
9/30/1999	5,166,761	5,255,321
10/31/1999	5,100,796	5,198,346
11/30/1999	5,153,694	5,253,674
12/31/1999	5,105,896	5,214,521
1/31/2000	5,076,823	5,191,848
2/29/2000	5,130,397	5,252,090
3/31/2000	5,247,153	5,366,926
4/30/2000	5,221,693	5,335,186
5/31/2000	5,198,809	5,307,455
6/30/2000	5,317,548	5,448,010
7/31/2000	5,383,204	5,523,862
8/31/2000	5,469,026	5,608,957
9/30/2000	5,465,577	5,579,834
10/31/2000	5,517,329	5,640,725
11/30/2000	5,504,367	5,683,363
12/31/2000	5,631,212	5,823,784
1/31/2001	5,682,823	5,881,523
2/28/2001	5,767,136	5,900,169
3/31/2001	5,831,025	5,953,044
4/30/2001	5,754,016	5,888,571
5/31/2001	5,866,118	5,951,930
6/30/2001	5,925,480	5,991,752
7/31/2001	6,027,073	6,080,591
8/31/2001	6,167,010	6,180,731
9/30/2001	6,093,424	6,160,009
10/31/2001	6,129,114	6,233,322
11/30/2001	6,112,491	6,180,854
12/31/2001	6,067,257	6,122,355
1/31/2002	6,200,469	6,228,526
2/28/2002	6,319,852	6,303,630
3/31/2002	6,199,472	6,180,056
4/30/2002	6,322,109	6,300,850
5/31/2002	6,385,020	6,339,158
6/30/2002	6,451,048	6,406,159
7/31/2002	6,491,278	6,488,799
8/31/2002	6,503,118	6,566,665
9/30/2002	6,611,620	6,710,475
10/31/2002	6,484,933	6,599,187
11/30/2002	6,461,665	6,571,777
12/31/2002	6,570,173	6,710,404
1/31/2003	6,545,431	6,693,433
2/28/2003	6,618,675	6,787,014
3/31/2003	6,601,163	6,791,072
4/30/2003	6,629,652	6,835,996
5/31/2003	6,770,473	6,996,059
6/30/2003	6,746,822	6,966,282
7/31/2003	6,553,553	6,722,482
8/31/2003	6,589,163	6,772,678
9/30/2003	6,749,233	6,971,729
10/31/2003	6,768,515	6,936,660
11/30/2003	6,857,140	7,009,011
12/31/2003	6,921,496	7,067,015
1/31/2004	6,942,370	7,107,480
2/29/2004	7,039,504	7,214,488
3/31/2004	6,969,159	7,189,293
4/30/2004	6,859,067	7,019,024
5/31/2004	6,820,962	6,993,642
6/30/2004	6,840,023	7,019,116
7/31/2004	6,907,186	7,111,396
8/31/2004	7,006,727	7,253,913
9/30/2004	7,023,460	7,292,472
10/31/2004	7,061,403	7,355,174
11/30/2004	7,056,187	7,294,589
12/31/2004	7,123,513	7,383,572
1/31/2005	7,153,510	7,452,663
2/28/2005	7,159,855	7,427,805
3/31/2005	7,133,114	7,381,025
4/30/2005	7,218,609	7,497,395
5/31/2005	7,219,348	7,550,359
6/30/2005	7,269,651	7,597,283
7/31/2005	7,291,553	7,562,878
8/31/2005	7,336,141	7,639,214
9/30/2005	7,319,033	7,587,752
10/31/2005	7,298,938	7,541,698
11/30/2005	7,336,328	7,577,893
12/31/2005	7,397,924	7,643,086
1/31/2006	7,433,427	7,663,713
2/28/2006	7,471,237	7,715,210
3/31/2006	7,440,459	7,661,940

Regional Breakdown‡

Texas	11.9%
Illinois	9.0%
New York	8.9%
New Jersey	8.2%
California	6.7%
Washington	4.9%
Tennessee	4.8%
Ohio	4.2%
Wisconsin	4.0%
Louisiana	4.0%
Florida	3.4%
Other	30.0%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (12/31/97)
Municipal Bond Fund Institutional Class	4.31%	5.00%	4.94%
Municipal Bond Fund Administrative Class	4.05%	4.73%	4.68%
Lehman Brothers General Municipal Bond	3.81%	5.18%	5.31%
Lipper General Municipal Debt Fund Average	3.48%	4.44%	4.30%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,016.58	$1,015.32	$1,022.61	$1,021.37
Expenses Paid During Period†	$2.34	$3.58	$2.35	$3.59

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.47% for Institutional Class, 0.71% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities of ten years or greater, was 3.48% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA+ at the end of the period versus the benchmark’s average of AA1/AA2.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2006 was 3.69%. The yield was 5.68% on a fully tax adjusted basis with a federal tax rate of 35% or 4.10% with a federal tax rate of 10%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer term Treasuries lag municipals added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

3.31.06  |  PIMCO Funds Annual Report  25

PIMCO New York Municipal Bond Fund

Institutional Class PNYIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	New York Municipal Bond Fund Institutional Class	Lehman Brothers New York Insured Municipal Bond Index
8/31/1999	5,000,000	5,000,000
9/30/1999	5,019,710	4,993,260
10/31/1999	4,980,249	4,923,780
11/30/1999	5,025,490	4,992,885
12/31/1999	5,006,999	4,941,521
1/31/2000	4,983,454	4,912,836
2/29/2000	5,015,826	4,986,733
3/31/2000	5,096,773	5,113,493
4/30/2000	5,067,630	5,064,270
5/31/2000	5,050,517	5,028,909
6/30/2000	5,174,063	5,192,348
7/31/2000	5,232,730	5,261,070
8/31/2000	5,340,170	5,354,094
9/30/2000	5,349,497	5,320,974
10/31/2000	5,415,568	5,388,643
11/30/2000	5,449,805	5,435,409
12/31/2000	5,558,734	5,605,768
1/31/2001	5,634,983	5,653,830
2/28/2001	5,675,787	5,658,762
3/31/2001	5,747,731	5,720,813
4/30/2001	5,703,523	5,664,467
5/31/2001	5,859,988	5,730,891
6/30/2001	5,907,799	5,763,444
7/31/2001	6,021,097	5,852,658
8/31/2001	6,177,243	5,950,719
9/30/2001	5,972,699	5,897,032
10/31/2001	6,020,304	5,975,323
11/30/2001	5,963,911	5,924,083
12/31/2001	5,930,594	5,862,151
1/31/2002	6,025,569	5,983,344
2/28/2002	6,153,621	6,065,443
3/31/2002	6,119,628	5,942,921
4/30/2002	6,251,376	6,069,549
5/31/2002	6,351,197	6,098,916
6/30/2002	6,423,924	6,165,030
7/31/2002	6,455,869	6,250,534
8/31/2002	6,475,603	6,338,730
9/30/2002	6,605,232	6,505,445
10/31/2002	6,527,679	6,403,332
11/30/2002	6,540,430	6,370,713
12/31/2002	6,618,241	6,518,074
1/31/2003	6,588,406	6,499,217
2/28/2003	6,642,767	6,595,434
3/31/2003	6,657,523	6,605,039
4/30/2003	6,680,160	6,670,146
5/31/2003	6,839,942	6,835,396
6/30/2003	6,834,314	6,795,388
7/31/2003	6,593,946	6,529,299
8/31/2003	6,664,713	6,587,455
9/30/2003	6,821,944	6,785,506
10/31/2003	6,811,026	6,747,210
11/30/2003	6,887,040	6,821,418
12/31/2003	6,945,593	6,881,758
1/31/2004	6,985,494	6,924,615
2/29/2004	7,087,453	7,030,757
3/31/2004	7,023,151	6,994,848
4/30/2004	6,888,152	6,821,242
5/31/2004	6,861,369	6,801,732
6/30/2004	6,881,015	6,820,525
7/31/2004	6,948,327	6,916,248
8/31/2004	7,054,022	7,051,103
9/30/2004	7,088,220	7,093,690
10/31/2004	7,129,475	7,161,120
11/30/2004	7,097,170	7,093,231
12/31/2004	7,205,509	7,186,904
1/31/2005	7,250,985	7,261,265
2/28/2005	7,229,101	7,232,569
3/31/2005	7,202,717	7,180,548
4/30/2005	7,297,354	7,299,024
5/31/2005	7,341,755	7,357,045
6/30/2005	7,389,640	7,405,584
7/31/2005	7,356,868	7,355,955
8/31/2005	7,426,397	7,434,301
9/30/2005	7,383,649	7,368,956
10/31/2005	7,337,297	7,323,687
11/30/2005	7,371,551	7,359,602
12/31/2005	7,429,977	7,434,146
1/31/2006	7,451,196	7,450,767
2/28/2006	7,498,791	7,516,406
3/31/2006	7,452,776	7,454,424

Regional Breakdown‡

New York	85.4%
Puerto Rico	6.6%
Other	8.0%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (08/31/99)
New York Municipal Bond Fund Institutional Class	3.47%	5.33%	6.25%
Lehman Brothers New York Insured Municipal Bond Index	3.82%	5.44%	6.26%
Lipper New York Municipal Debt Fund Average	3.53%	4.44%	5.12%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,009.36	$1,022.70
Expenses Paid During Period†	$2.24	$2.25

†	Expenses are equal to the expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York municipal funds with average maturities of ten years or more, was 3.53% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was slightly positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AAA at the end of the period similar to the benchmark’s average of AAA/AAA.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2006 was 3.56%. The yield was 5.94% on a fully tax adjusted basis with a federal tax rate of 35.0% and effective NY state tax rate of 5.01% or 6.24% for a New York City resident with an effective tax rate of 7.90%. The yield was 4.14% on a fully tax adjusted basis with a federal tax rate of 10.0% and effective NY state tax rate of 4.00% or 4.29% for a New York City resident with an effective tax rate of 6.90%. Your tax adjusted yield may differ depending on your tax bracket.

•	The ten-year New York Insured maturity increased 0.15% while the 30-year maturity declined 0.09%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	Municipal bonds within New York outperformed the broader national market for the period.

26  PIMCO Funds Annual Report  |  3.31.06

PIMCO Real Return Fund

Institutional Class	PRRIX
Administrative Class	PARRX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Real Return Fund Institutional Class	Lehman Brothers U.S. TIPS Index
1/31/1997	5,000,000	5,000,000
2/28/1997	5,017,061	5,016,499
3/31/1997	4,971,983	4,947,776
4/30/1997	5,002,809	4,977,955
5/31/1997	5,032,748	5,004,838
6/30/1997	5,021,938	4,988,823
7/31/1997	5,083,742	5,036,214
8/31/1997	5,094,469	5,051,322
9/30/1997	5,104,457	5,061,426
10/31/1997	5,169,085	5,113,556
11/30/1997	5,196,006	5,142,195
12/31/1997	5,169,329	5,120,599
1/31/1998	5,199,466	5,145,691
2/28/1998	5,193,833	5,141,057
3/31/1998	5,205,501	5,138,489
4/30/1998	5,233,211	5,157,501
5/31/1998	5,254,770	5,194,120
6/30/1998	5,272,877	5,207,097
7/31/1998	5,313,726	5,231,257
8/31/1998	5,317,549	5,243,132
9/30/1998	5,441,195	5,348,519
10/31/1998	5,469,946	5,360,284
11/30/1998	5,461,835	5,354,923
12/31/1998	5,438,790	5,322,793
1/31/1999	5,518,587	5,384,539
2/28/1999	5,505,806	5,346,309
3/31/1999	5,538,991	5,344,703
4/30/1999	5,630,484	5,379,950
5/31/1999	5,671,234	5,417,047
6/30/1999	5,664,215	5,420,299
7/31/1999	5,674,126	5,417,586
8/31/1999	5,703,057	5,426,798
9/30/1999	5,727,393	5,447,965
10/31/1999	5,738,633	5,458,858
11/30/1999	5,783,160	5,492,160
12/31/1999	5,749,871	5,448,219
1/31/2000	5,784,298	5,472,738
2/29/2000	5,826,798	5,523,636
3/31/2000	6,002,905	5,684,369
4/30/2000	6,079,127	5,759,975
5/31/2000	6,062,274	5,744,998
6/30/2000	6,143,456	5,817,382
7/31/2000	6,192,132	5,867,107
8/31/2000	6,251,051	5,910,524
9/30/2000	6,302,775	5,941,257
10/31/2000	6,370,226	6,013,147
11/30/2000	6,463,907	6,100,339
12/31/2000	6,524,893	6,166,219
1/31/2001	6,691,996	6,295,097
2/28/2001	6,816,461	6,401,481
3/31/2001	6,869,744	6,462,938
4/30/2001	6,923,017	6,499,127
5/31/2001	7,014,615	6,575,820
6/30/2001	7,006,887	6,567,930
7/31/2001	7,121,462	6,677,616
8/31/2001	7,141,782	6,686,963
9/30/2001	7,182,647	6,725,746
10/31/2001	7,343,453	6,885,147
11/30/2001	7,177,111	6,731,845
12/31/2001	7,092,347	6,653,082
1/31/2002	7,127,297	6,692,334
2/28/2002	7,245,533	6,794,060
3/31/2002	7,190,998	6,751,935
4/30/2002	7,405,040	6,936,264
5/31/2002	7,533,544	7,046,549
6/30/2002	7,638,521	7,146,299
7/31/2002	7,756,851	7,264,209
8/31/2002	8,045,237	7,524,269
9/30/2002	8,227,043	7,713,880
10/31/2002	7,979,940	7,507,970
11/30/2002	8,004,417	7,502,658
12/31/2002	8,302,593	7,754,818
1/31/2003	8,349,366	7,813,257
2/28/2003	8,637,938	8,105,915
3/31/2003	8,484,663	7,974,554
4/30/2003	8,468,817	7,954,055
5/31/2003	8,882,398	8,331,401
6/30/2003	8,807,837	8,246,264
7/31/2003	8,393,273	7,865,621
8/31/2003	8,561,148	8,006,657
9/30/2003	8,873,603	8,271,680
10/31/2003	8,897,997	8,316,566
11/30/2003	8,906,680	8,321,535
12/31/2003	9,008,526	8,406,354
1/31/2004	9,113,843	8,502,845
2/29/2004	9,330,706	8,699,078
3/31/2004	9,481,121	8,838,422
4/30/2004	9,048,128	8,409,592
5/31/2004	9,195,089	8,561,086
6/30/2004	9,200,451	8,564,762
7/31/2004	9,304,206	8,644,776
8/31/2004	9,537,905	8,876,570
9/30/2004	9,555,554	8,894,098
10/31/2004	9,664,331	8,983,065
11/30/2004	9,674,984	8,961,591
12/31/2004	9,837,235	9,117,949
1/31/2005	9,807,830	9,118,645
2/28/2005	9,782,609	9,079,696
3/31/2005	9,809,728	9,087,807
4/30/2005	9,992,619	9,261,349
5/31/2005	10,062,469	9,325,035
6/30/2005	10,094,383	9,364,708
7/31/2005	9,904,017	9,168,113
8/31/2005	10,129,656	9,379,684
9/30/2005	10,112,552	9,366,552
10/31/2005	9,970,213	9,246,862
11/30/2005	9,963,939	9,262,899
12/31/2005	10,096,906	9,376,825
1/31/2006	10,115,639	9,375,941
2/28/2006	10,115,772	9,371,443
3/31/2006	9,889,257	9,165,850

Sector Breakdown‡

U.S. Treasury Obligations	82.4%
U.S. Government Agencies	7.8%
Other	9.8%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (01/29/97)*
Real Return Fund Institutional Class	0.81%	7.56%	7.80%
Real Return Fund Administrative Class	0.55%	7.28%	7.52%
Lehman Brothers U.S. TIPS Index	0.86%	7.24%	6.84%
Lipper Treasury Inflation Protected Securities Fund Average	0.17%	6.06%	5.92%
All Fund returns are net of fees and expenses.
* The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$977.91	$976.62	$1,022.68	$1,021.42
Expenses Paid During Period†	$2.22	$3.47	$2.27	$3.55

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a Treasury Inflation-Protected Securities (“TIPS”) and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 7.15 years on March 31, 2006, compared to a duration of 7.21 years for the benchmark.

•	The Fund’s above-index duration for the period detracted slightly due to rising real yields for the period.

•	The Fund’s emphasis on European nominal bonds for the first half of the period was positive, as nominal yields in Europe fell more than in the U.S.

•	Modest exposure to emerging market bonds was positive to performance as spreads on emerging market bonds narrowed relative to treasuries. The spread on the EMBI Global Bond Index narrowed 1.82% relative to the ten-year U.S. Treasury.

3.31.06  |  PIMCO Funds Annual Report  27

PIMCO Short Duration Municipal Income Fund

Institutional Class	PSDIX
Administrative Class	PSDMX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Short Duration Municipal Income Fund Institutional Class	Lehman Brothers 1-Year Municipal Bond Index
8/31/1999	5,000,000	5,000,000
9/30/1999	5,015,118	5,016,803
10/31/1999	5,026,688	5,027,776
11/30/1999	5,043,155	5,043,303
12/31/1999	5,056,562	5,047,544
1/31/2000	5,077,025	5,066,694
2/29/2000	5,086,181	5,082,009
3/31/2000	5,109,575	5,104,020
4/30/2000	5,117,236	5,116,238
5/31/2000	5,126,760	5,124,666
6/30/2000	5,161,314	5,166,694
7/31/2000	5,188,759	5,195,397
8/31/2000	5,219,335	5,221,936
9/30/2000	5,245,011	5,233,543
10/31/2000	5,280,167	5,258,326
11/30/2000	5,294,485	5,278,110
12/31/2000	5,350,202	5,317,489
1/31/2001	5,379,572	5,380,568
2/28/2001	5,406,064	5,398,148
3/31/2001	5,427,510	5,426,118
4/30/2001	5,425,337	5,436,255
5/31/2001	5,459,195	5,474,691
6/30/2001	5,498,887	5,496,242
7/31/2001	5,528,640	5,520,484
8/31/2001	5,582,997	5,553,869
9/30/2001	5,574,425	5,581,061
10/31/2001	5,598,463	5,605,284
11/30/2001	5,606,363	5,610,422
12/31/2001	5,616,444	5,624,384
1/31/2002	5,645,924	5,670,196
2/28/2002	5,673,910	5,690,579
3/31/2002	5,660,706	5,650,833
4/30/2002	5,693,716	5,693,626
5/31/2002	5,720,098	5,718,730
6/30/2002	5,734,819	5,746,715
7/31/2002	5,738,782	5,767,891
8/31/2002	5,753,121	5,787,118
9/30/2002	5,760,986	5,800,105
10/31/2002	5,733,000	5,791,599
11/30/2002	5,751,456	5,804,200
12/31/2002	5,783,140	5,841,131
1/31/2003	5,800,801	5,854,640
2/28/2003	5,814,468	5,869,348
3/31/2003	5,803,442	5,869,259
4/30/2003	5,798,572	5,876,226
5/31/2003	5,833,124	5,895,047
6/30/2003	5,835,400	5,902,749
7/31/2003	5,816,299	5,900,340
8/31/2003	5,832,306	5,907,998
9/30/2003	5,875,987	5,935,685
10/31/2003	5,892,941	5,929,135
11/30/2003	5,919,706	5,934,895
12/31/2003	5,929,972	5,941,294
1/31/2004	5,935,267	5,953,921
2/29/2004	5,974,963	5,975,034
3/31/2004	5,933,881	5,975,746
4/30/2004	5,922,434	5,961,446
5/31/2004	5,915,582	5,952,064
6/30/2004	5,916,890	5,957,801
7/31/2004	5,944,159	5,981,158
8/31/2004	5,957,786	6,006,543
9/30/2004	5,959,828	6,002,900
10/31/2004	5,956,748	6,002,928
11/30/2004	5,971,041	5,995,309
12/31/2004	5,980,237	6,004,522
1/31/2005	5,953,394	6,009,298
2/28/2005	5,973,361	6,008,489
3/31/2005	5,971,216	6,003,782
4/30/2005	5,974,925	6,015,296
5/31/2005	5,948,377	6,022,815
6/30/2005	5,957,924	6,047,764
7/31/2005	5,993,500	6,051,310
8/31/2005	5,987,993	6,061,206
9/30/2005	6,032,102	6,072,287
10/31/2005	6,054,089	6,074,051
11/30/2005	6,077,536	6,078,361
12/31/2005	6,096,415	6,094,033
1/31/2006	6,137,711	6,111,225
2/28/2006	6,155,078	6,117,233
3/31/2006	6,186,472	6,121,441

Regional Breakdown‡

New York	18.6%
Texas	11.6%
Washington	9.3%
Illinois	6.9%
Massachusetts	6.8%
California	5.4%
Other	41.4%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (08/31/99)
Short Duration Municipal Income Fund Institutional Class	3.60%	2.65%	3.29%
Short Duration Municipal Income Fund Administrative Class	3.35%	2.40%	3.04%
Lehman Brothers 1-Year Municipal Bond Index	1.96%	2.44%	3.12%
Lipper Short Municipal Debt Fund Average	2.12%	2.38%	2.96%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,025.59	$1,024.35	$1,023.18	$1,021.92
Expenses Paid During Period†	$1.77	$3.05	$1.77	$3.04

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.35% for Institutional Class, 0.60% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between one to five years, was 2.12% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed longer than its benchmark throughout the period, which was negative for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA at the end of the period similar to the benchmark’s average of AAA.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2006 was 3.56%. The yield was 5.48% on a fully tax adjusted basis with a federal tax rate of 35.0% or 3.96% with a federal tax rate of 10%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer term Treasuries lag municipals significantly added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

28  PIMCO Funds Annual Report  |  3.31.06

PIMCO Short-Term Fund

Institutional Class	PTSHX
Administrative Class	PSFAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Short-Term Fund Institutional Class	Citigroup 3-Month Treasury Bill Index
10/31/1987	5,000,000	5,000,000
11/30/1987	5,029,461	5,024,200
12/31/1987	5,060,119	5,047,260
1/31/1988	5,094,787	5,071,084
2/29/1988	5,116,116	5,095,020
3/31/1988	5,144,560	5,119,067
4/30/1988	5,173,186	5,143,741
5/31/1988	5,202,593	5,169,821
6/30/1988	5,232,291	5,197,272
7/31/1988	5,259,411	5,226,222
8/31/1988	5,293,423	5,256,480
9/30/1988	5,328,409	5,287,967
10/31/1988	5,375,276	5,320,223
11/30/1988	5,411,635	5,353,475
12/31/1988	5,443,779	5,388,326
1/31/1989	5,483,420	5,424,968
2/28/1989	5,522,499	5,463,104
3/31/1989	5,571,029	5,502,547
4/30/1989	5,613,569	5,543,652
5/31/1989	5,665,094	5,585,007
6/30/1989	5,708,266	5,623,934
7/31/1989	5,756,794	5,663,134
8/31/1989	5,788,039	5,701,418
9/30/1989	5,828,328	5,738,589
10/31/1989	5,883,335	5,777,498
11/30/1989	5,922,983	5,814,935
12/31/1989	5,957,698	5,853,432
1/31/1990	5,987,232	5,892,063
2/28/1990	6,024,238	5,927,474
3/31/1990	6,064,842	5,967,248
4/30/1990	6,090,417	6,006,214
5/31/1990	6,148,665	6,046,755
6/30/1990	6,189,318	6,086,182
7/31/1990	6,232,885	6,126,471
8/31/1990	6,267,095	6,166,356
9/30/1990	6,309,632	6,204,216
10/31/1990	6,358,334	6,242,868
11/30/1990	6,409,912	6,279,888
12/31/1990	6,462,141	6,317,192
1/31/1991	6,509,418	6,353,073
2/28/1991	6,545,494	6,384,013
3/31/1991	6,576,473	6,417,146
4/30/1991	6,618,103	6,448,140
5/31/1991	6,656,338	6,479,349
6/30/1991	6,682,104	6,509,285
7/31/1991	6,722,727	6,540,333
8/31/1991	6,766,617	6,571,139
9/30/1991	6,804,471	6,600,314
10/31/1991	6,844,965	6,629,290
11/30/1991	6,862,973	6,655,674
12/31/1991	6,892,228	6,680,633
1/31/1992	6,919,339	6,703,747
2/29/1992	6,934,403	6,724,664
3/31/1992	6,948,634	6,747,527
4/30/1992	6,979,006	6,769,390
5/31/1992	7,001,946	6,791,660
6/30/1992	7,031,099	6,812,374
7/31/1992	7,061,296	6,832,812
8/31/1992	7,080,606	6,852,285
9/30/1992	7,100,505	6,869,485
10/31/1992	7,109,622	6,886,864
11/30/1992	7,119,728	6,904,013
12/31/1992	7,142,089	6,922,516
1/31/1993	7,167,580	6,941,000
2/28/1993	7,187,715	6,957,101
3/31/1993	7,222,352	6,974,634
4/30/1993	7,248,666	6,991,582
5/31/1993	7,279,042	7,009,411
6/30/1993	7,309,491	7,026,933
7/31/1993	7,337,521	7,045,345
8/31/1993	7,358,333	7,063,733
9/30/1993	7,378,551	7,081,323
10/31/1993	7,406,168	7,099,591
11/30/1993	7,435,531	7,117,553
12/31/1993	7,472,268	7,136,344
1/31/1994	7,487,037	7,155,042
2/28/1994	7,497,133	7,172,358
3/31/1994	7,486,772	7,192,583
4/30/1994	7,500,714	7,214,017
5/31/1994	7,507,684	7,237,968
6/30/1994	7,544,131	7,262,503
7/31/1994	7,581,551	7,288,795
8/31/1994	7,613,244	7,315,909
9/30/1994	7,623,522	7,343,344
10/31/1994	7,645,459	7,373,377
11/30/1994	7,653,660	7,404,640
12/31/1994	7,688,576	7,438,998
1/31/1995	7,728,764	7,473,515
2/28/1995	7,801,580	7,506,399
3/31/1995	7,820,739	7,543,404
4/30/1995	7,906,502	7,579,688
5/31/1995	7,988,187	7,617,132
6/30/1995	8,016,388	7,653,238
7/31/1995	8,066,833	7,690,127
8/31/1995	8,106,191	7,726,576
9/30/1995	8,183,875	7,761,270
10/31/1995	8,244,808	7,796,893
11/30/1995	8,323,417	7,831,355
12/31/1995	8,396,279	7,867,224
1/31/1996	8,438,474	7,902,547
2/29/1996	8,455,531	7,934,869
3/31/1996	8,484,975	7,968,513
4/30/1996	8,526,887	8,001,344
5/31/1996	8,573,734	8,035,669
6/30/1996	8,622,971	8,069,338
7/31/1996	8,649,616	8,104,360
8/31/1996	8,706,604	8,139,937
9/30/1996	8,792,582	8,174,777
10/31/1996	8,865,196	8,210,583
11/30/1996	8,947,374	8,245,067
12/31/1996	8,984,288	8,280,437
1/31/1997	9,039,631	8,316,292
2/28/1997	9,081,953	8,348,810
3/31/1997	9,089,081	8,385,210
4/30/1997	9,142,882	8,420,930
5/31/1997	9,211,364	8,458,150
6/30/1997	9,273,987	8,493,676
7/31/1997	9,348,891	8,530,283
8/31/1997	9,379,554	8,567,049
9/30/1997	9,444,784	8,603,372
10/31/1997	9,469,319	8,640,883
11/30/1997	9,513,992	8,677,261
12/31/1997	9,569,434	8,714,921
1/31/1998	9,628,194	8,753,354
2/28/1998	9,663,998	8,788,192
3/31/1998	9,730,989	8,827,212
4/30/1998	9,777,926	8,864,639
5/31/1998	9,824,621	8,902,935
6/30/1998	9,860,451	8,939,525
7/31/1998	9,921,920	8,977,341
8/31/1998	9,927,830	9,015,583
9/30/1998	9,996,273	9,052,456
10/31/1998	10,036,673	9,088,848
11/30/1998	10,073,050	9,122,294
12/31/1998	10,118,477	9,156,047
1/31/1999	10,160,402	9,190,199
2/28/1999	10,203,832	9,221,539
3/31/1999	10,278,911	9,256,764
4/30/1999	10,329,119	9,291,015
5/31/1999	10,333,674	9,326,692
6/30/1999	10,372,627	9,361,293
7/31/1999	10,411,216	9,397,896
8/31/1999	10,447,798	9,435,112
9/30/1999	10,497,169	9,472,098
10/31/1999	10,550,411	9,510,743
11/30/1999	10,602,935	9,549,168
12/31/1999	10,648,527	9,589,942
1/31/2000	10,677,925	9,632,043
2/29/2000	10,740,147	9,673,074
3/31/2000	10,812,389	9,718,440
4/30/2000	10,854,585	9,764,021
5/31/2000	10,916,030	9,811,767
6/30/2000	10,985,938	9,857,784
7/31/2000	11,045,435	9,905,495
8/31/2000	11,117,564	9,954,527
9/30/2000	11,184,834	10,004,001
10/31/2000	11,236,895	10,056,424
11/30/2000	11,330,833	10,107,811
12/31/2000	11,424,107	10,160,978
1/31/2001	11,505,558	10,213,410
2/28/2001	11,585,092	10,257,531
3/31/2001	11,639,557	10,302,766
4/30/2001	11,676,154	10,342,330
5/31/2001	11,769,947	10,380,182
6/30/2001	11,792,303	10,413,503
7/31/2001	11,877,186	10,446,201
8/31/2001	11,921,614	10,477,958
9/30/2001	11,978,109	10,508,029
10/31/2001	12,024,967	10,535,560
11/30/2001	12,046,643	10,558,001
12/31/2001	12,069,064	10,576,477
1/31/2002	12,099,233	10,592,977
2/28/2002	12,115,995	10,607,171
3/31/2002	12,117,592	10,622,765
4/30/2002	12,147,488	10,638,061
5/31/2002	12,178,355	10,653,911
6/30/2002	12,170,919	10,668,824
7/31/2002	12,116,011	10,684,402
8/31/2002	12,199,101	10,699,894
9/30/2002	12,229,403	10,714,661
10/31/2002	12,262,507	10,729,554
11/30/2002	12,369,551	10,743,288
12/31/2002	12,414,024	10,756,179
1/31/2003	12,469,244	10,767,903
2/28/2003	12,531,909	10,777,809
3/31/2003	12,554,180	10,788,695
4/30/2003	12,601,481	10,798,944
5/31/2003	12,636,115	10,809,419
6/30/2003	12,654,551	10,819,256
7/31/2003	12,612,218	10,828,669
8/31/2003	12,631,104	10,837,549
9/30/2003	12,698,898	10,845,786
10/31/2003	12,693,755	10,854,571
11/30/2003	12,697,840	10,863,037
12/31/2003	12,736,765	10,871,728
1/31/2004	12,751,052	10,880,317
2/29/2004	12,788,565	10,888,259
3/31/2004	12,817,722	10,896,861
4/30/2004	12,794,489	10,905,251
5/31/2004	12,808,255	10,914,085
6/30/2004	12,822,687	10,923,034
7/31/2004	12,839,904	10,933,411
8/31/2004	12,869,029	10,945,219
9/30/2004	12,886,855	10,958,244
10/31/2004	12,918,940	10,972,928
11/30/2004	12,939,014	10,988,510
12/31/2004	12,963,954	11,006,641
1/31/2005	12,986,573	11,026,343
2/28/2005	12,995,805	11,045,749
3/31/2005	13,010,682	11,068,945
4/30/2005	13,052,518	11,093,075
5/31/2005	13,095,288	11,119,366
6/30/2005	13,113,854	11,145,496
7/31/2005	13,148,232	11,173,695
8/31/2005	13,198,045	11,203,528
9/30/2005	13,210,588	11,234,114
10/31/2005	13,220,937	11,267,142
11/30/2005	13,248,589	11,300,718
12/31/2005	13,308,091	11,336,881
1/31/2006	13,363,455	11,374,859
2/28/2006	13,392,272	11,410,917
3/31/2006	13,429,838	11,453,138

Sector Breakdown‡

Short-Term Instruments	43.0%
U.S. Government Agencies	20.4%
Corporate Bonds & Notes	16.8%
Asset-Backed Securities	9.3%
Mortgage-Backed Securities	7.1%
Other	3.4%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (10/07/87)*
Short-Term Fund Institutional Class	3.22%	2.90%	4.70%	5.52%
Short-Term Fund Administrative Class	2.96%	2.65%	4.44%	5.26%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	3.69%	4.61%
Lipper Ultra-Short Obligations Fund Average	3.02%	2.43%	4.20%	4.64%
All Fund returns are net of fees and expenses.
* The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,016.59	$1,015.31	$1,022.69	$1,021.44
Expenses Paid During Period†	$2.26	$3.52	$2.27	$3.53

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration detracted from performance as the Federal Reserve initiated eight consecutive rates hikes, totaling 2.00%.

•	The Fund’s curve-steepening bias negatively impacted performance as the yield curve flattened, with short rates rising more than intermediate rates.

•	A mortgage emphasis was a modest positive contributor to performance, as short-term mortgage yield spreads tightened over the period.

•	Corporate exposure slightly added to performance as short maturity credit spreads tightened due to strong credit fundamentals, supported by solid corporate earnings.

•	Emerging market holdings benefited from spread tightening as credit quality and economic fundamentals continued improving.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

3.31.06  |  PIMCO Funds Annual Report  29

PIMCO StockPLUS® Fund

Institutional Class	PSTKX
Administrative Class	PPLAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	StocksPLUS Fund Institutional Class	S&P 500 Index
5/31/1993	5,000,000	5,000,000
6/30/1993	5,027,261	5,014,650
7/31/1993	5,017,471	4,994,491
8/31/1993	5,208,380	5,183,982
9/30/1993	5,157,774	5,144,221
10/31/1993	5,271,731	5,250,655
11/30/1993	5,212,275	5,200,616
12/31/1993	5,306,421	5,263,492
1/31/1994	5,480,662	5,442,451
2/28/1994	5,311,701	5,294,743
3/31/1994	5,077,284	5,063,892
4/30/1994	5,141,283	5,128,811
5/31/1994	5,237,282	5,212,974
6/30/1994	5,126,078	5,085,204
7/31/1994	5,325,725	5,252,202
8/31/1994	5,568,540	5,467,543
9/30/1994	5,473,357	5,333,861
10/31/1994	5,561,106	5,453,713
11/30/1994	5,391,092	5,255,089
12/31/1994	5,461,225	5,333,022
1/31/1995	5,612,304	5,471,307
2/28/1995	5,864,102	5,684,524
3/31/1995	6,023,776	5,852,274
4/30/1995	6,219,204	6,024,624
5/31/1995	6,500,850	6,265,428
6/30/1995	6,643,179	6,410,974
7/31/1995	6,854,074	6,623,561
8/31/1995	6,900,939	6,640,187
9/30/1995	7,193,848	6,920,403
10/31/1995	7,181,918	6,895,697
11/30/1995	7,527,891	7,198,418
12/31/1995	7,673,723	7,337,059
1/31/1996	7,949,045	7,586,813
2/29/1996	7,970,224	7,657,142
3/31/1996	8,076,117	7,730,881
4/30/1996	8,177,430	7,844,834
5/31/1996	8,365,584	8,047,152
6/30/1996	8,445,187	8,077,812
7/31/1996	8,052,904	7,720,934
8/31/1996	8,223,140	7,883,768
9/30/1996	8,704,242	8,327,467
10/31/1996	8,981,877	8,557,139
11/30/1996	9,649,702	9,203,973
12/31/1996	9,444,046	9,021,642
1/31/1997	10,025,985	9,585,314
2/28/1997	10,100,806	9,660,463
3/31/1997	9,646,437	9,263,515
4/30/1997	10,244,078	9,816,546
5/31/1997	10,892,224	10,414,178
6/30/1997	11,344,245	10,880,733
7/31/1997	12,278,977	11,746,513
8/31/1997	11,616,167	11,088,473
9/30/1997	12,220,454	11,695,789
10/31/1997	11,832,913	11,305,149
11/30/1997	12,315,186	11,828,465
12/31/1997	13,256,889	12,031,560
1/31/1998	12,716,721	12,164,629
2/28/1998	13,569,183	13,041,941
3/31/1998	14,253,076	13,709,819
4/30/1998	14,425,043	13,847,740
5/31/1998	14,141,803	13,609,698
6/30/1998	14,691,669	14,162,524
7/31/1998	14,528,428	14,011,693
8/31/1998	12,314,475	11,985,882
9/30/1998	13,256,889	12,753,698
10/31/1998	14,302,676	13,791,084
11/30/1998	15,122,901	14,626,961
12/31/1998	16,099,828	15,469,767
1/31/1999	16,648,553	16,116,712
2/28/1999	16,088,153	15,615,805
3/31/1999	16,768,984	16,240,593
4/30/1999	17,436,465	16,869,592
5/31/1999	16,979,768	16,471,301
6/30/1999	17,970,000	17,385,458
7/31/1999	17,379,659	16,842,684
8/31/1999	17,285,204	16,758,790
9/30/1999	16,909,003	16,299,940
10/31/1999	17,981,456	17,331,400
11/30/1999	18,279,360	17,683,747
12/31/1999	19,341,400	18,725,320
1/31/2000	18,343,134	17,784,881
2/29/2000	18,065,838	17,447,899
3/31/2000	19,758,181	19,154,826
4/30/2000	19,143,792	18,578,458
5/31/2000	18,752,817	18,197,228
6/30/2000	19,218,094	18,645,789
7/31/2000	18,978,573	18,354,169
8/31/2000	20,246,629	19,494,147
9/30/2000	19,133,350	18,465,051
10/31/2000	19,047,934	18,386,944
11/30/2000	17,610,085	16,937,386
12/31/2000	17,751,217	17,020,141
1/31/2001	18,440,436	17,624,015
2/28/2001	16,740,362	16,017,058
3/31/2001	15,622,296	15,002,377
4/30/2001	16,816,942	16,168,212
5/31/2001	17,000,734	16,276,539
6/30/2001	16,623,116	15,880,368
7/31/2001	16,483,817	15,724,041
8/31/2001	15,446,806	14,739,716
9/30/2001	14,193,108	13,549,539
10/31/2001	14,549,096	13,807,929
11/30/2001	15,586,106	14,867,135
12/31/2001	15,714,943	14,997,371
1/31/2002	15,543,960	14,778,559
2/28/2002	15,310,800	14,493,555
3/31/2002	15,861,430	15,038,734
4/30/2002	14,967,165	14,126,936
5/31/2002	14,857,344	14,022,820
6/30/2002	13,806,190	13,023,834
7/31/2002	12,660,904	12,008,965
8/31/2002	12,880,548	12,088,224
9/30/2002	11,499,929	10,774,464
10/31/2002	12,551,082	11,722,821
11/30/2002	13,288,458	12,412,135
12/31/2002	12,591,480	11,682,947
1/31/2003	12,320,524	11,376,854
2/28/2003	12,177,077	11,206,201
3/31/2003	12,304,585	11,314,700
4/30/2003	13,292,777	12,247,250
5/31/2003	14,010,013	12,892,278
6/30/2003	14,176,657	13,056,744
7/31/2003	14,352,864	13,286,948
8/31/2003	14,657,222	13,546,083
9/30/2003	14,545,579	13,402,220
10/31/2003	15,339,269	14,160,384
11/30/2003	15,485,049	14,284,969
12/31/2003	16,322,390	15,034,139
1/31/2004	16,622,495	15,310,090
2/29/2004	16,872,583	15,522,892
3/31/2004	16,616,014	15,288,710
4/30/2004	16,272,353	15,048,701
5/31/2004	16,478,549	15,255,213
6/30/2004	16,780,874	15,551,849
7/31/2004	16,242,915	15,037,131
8/31/2004	16,347,036	15,097,955
9/30/2004	16,508,902	15,261,475
10/31/2004	16,791,710	15,494,629
11/30/2004	17,445,703	16,121,565
12/31/2004	18,030,442	16,670,161
1/31/2005	17,581,030	16,263,825
2/28/2005	17,922,583	16,606,085
3/31/2005	17,573,893	16,312,024
4/30/2005	17,247,443	16,002,659
5/31/2005	17,773,391	16,511,838
6/30/2005	17,762,801	16,535,275
7/31/2005	18,382,857	17,150,197
8/31/2005	18,255,199	16,993,717
9/30/2005	18,317,466	17,131,355
10/31/2005	17,950,015	16,845,760
11/30/2005	18,611,428	17,482,906
12/31/2005	18,611,428	17,488,899
1/31/2006	19,107,487	17,952,057
2/28/2006	19,144,232	18,000,774
3/31/2006	19,315,121	18,224,840

Regional Breakdown‡

Short-Term Instruments‡‡	43.5%
Corporate Bonds & Notes‡‡	20.6%
U.S. Government Agencies‡‡	17.9%
Mortgage-Backed Securities‡‡	6.8%
Asset-Backed Securities‡‡	6.2%
Other	5.0%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative prositions

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (05/13/93)*
StocksPLUS® Fund Institutional Class	9.91%	4.34%	9.11%	11.28%
StocksPLUS® Fund Administrative Class	9.60%	3.98%	8.73%	10.92%
S&P 500 Index	11.73%	3.97%	8.95%	10.76%
Lipper Large-Cap Core Fund Average	11.61%	2.57%	7.31%	9.34%
All Fund returns are net of fees and expenses.
* The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,054.46	$1,052.99	$1,021.94	$1,020.69
Expenses Paid During Period†	$3.07	$4.35	$3.02	$4.28

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.60% for Institutional Class, 0.85% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The StocksPLUS® Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	Short-term (one year and shorter) interest rate exposure impaired performance as U.S. rates increased in association with eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and shorter maturity corporate credit holdings provided attractive performance.

30  PIMCO Funds Annual Report  |  3.31.06

PIMCO Total Return Mortgage Fund

Institutional Class	PTRIX
Administrative Class	PMTAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Total Return Mortgage Fund Institutional Class	Lehman Brothers Mortgage Index
7/31/1997	5,000,000	5,000,000
8/31/1997	5,005,044	4,988,181
9/30/1997	5,084,467	5,051,374
10/31/1997	5,160,309	5,107,410
11/30/1997	5,184,726	5,124,138
12/31/1997	5,246,122	5,170,845
1/31/1998	5,304,038	5,222,283
2/28/1998	5,314,354	5,233,351
3/31/1998	5,334,652	5,255,480
4/30/1998	5,371,139	5,285,274
5/31/1998	5,417,855	5,320,391
6/30/1998	5,453,983	5,345,760
7/31/1998	5,476,124	5,372,837
8/31/1998	5,542,715	5,421,622
9/30/1998	5,605,738	5,487,031
10/31/1998	5,584,293	5,479,998
11/30/1998	5,609,572	5,507,250
12/31/1998	5,625,826	5,530,683
1/31/1999	5,660,727	5,570,043
2/28/1999	5,631,600	5,548,028
3/31/1999	5,669,090	5,585,259
4/30/1999	5,697,656	5,611,032
5/31/1999	5,667,354	5,579,684
6/30/1999	5,661,901	5,560,029
7/31/1999	5,641,744	5,522,278
8/31/1999	5,639,123	5,522,112
9/30/1999	5,717,073	5,611,746
10/31/1999	5,745,364	5,644,019
11/30/1999	5,773,781	5,647,103
12/31/1999	5,762,288	5,633,287
1/31/2000	5,725,332	5,584,465
2/29/2000	5,812,378	5,649,236
3/31/2000	5,890,936	5,711,030
4/30/2000	5,871,241	5,714,956
5/31/2000	5,868,917	5,717,554
6/30/2000	5,978,903	5,839,800
7/31/2000	6,038,508	5,877,283
8/31/2000	6,138,873	5,966,396
9/30/2000	6,201,183	6,028,223
10/31/2000	6,244,656	6,071,546
11/30/2000	6,345,742	6,162,832
12/31/2000	6,468,116	6,262,100
1/31/2001	6,570,212	6,359,587
2/28/2001	6,632,002	6,395,992
3/31/2001	6,664,904	6,433,119
4/30/2001	6,663,174	6,442,016
5/31/2001	6,728,926	6,484,771
6/30/2001	6,752,370	6,498,640
7/31/2001	6,903,222	6,614,008
8/31/2001	6,966,484	6,672,350
9/30/2001	7,067,115	6,772,306
10/31/2001	7,178,012	6,865,914
11/30/2001	7,128,897	6,802,484
12/31/2001	7,114,327	6,776,865
1/31/2002	7,186,372	6,839,625
2/28/2002	7,264,275	6,917,467
3/31/2002	7,188,994	6,844,197
4/30/2002	7,328,375	6,973,764
5/31/2002	7,372,657	7,024,393
6/30/2002	7,443,416	7,082,695
7/31/2002	7,540,639	7,163,437
8/31/2002	7,615,914	7,220,028
9/30/2002	7,670,609	7,271,291
10/31/2002	7,696,327	7,299,110
11/30/2002	7,703,493	7,293,931
12/31/2002	7,787,474	7,370,107
1/31/2003	7,809,106	7,388,087
2/28/2003	7,860,544	7,437,619
3/31/2003	7,870,283	7,438,248
4/30/2003	7,908,934	7,469,304
5/31/2003	7,940,670	7,475,488
6/30/2003	7,970,158	7,487,709
7/31/2003	7,766,892	7,347,444
8/31/2003	7,897,634	7,399,717
9/30/2003	8,018,314	7,525,793
10/31/2003	8,014,789	7,499,716
11/30/2003	8,030,409	7,515,368
12/31/2003	8,114,363	7,596,137
1/31/2004	8,158,965	7,643,708
2/29/2004	8,228,629	7,708,133
3/31/2004	8,255,405	7,741,894
4/30/2004	8,129,681	7,604,064
5/31/2004	8,114,940	7,587,424
6/30/2004	8,177,959	7,654,561
7/31/2004	8,277,430	7,723,155
8/31/2004	8,394,350	7,842,263
9/30/2004	8,415,096	7,854,159
10/31/2004	8,472,415	7,917,475
11/30/2004	8,447,453	7,897,705
12/31/2004	8,513,736	7,953,332
1/31/2005	8,566,367	7,995,663
2/28/2005	8,531,713	7,958,637
3/31/2005	8,508,361	7,943,846
4/30/2005	8,603,885	8,031,763
5/31/2005	8,668,227	8,095,030
6/30/2005	8,703,434	8,124,412
7/31/2005	8,674,730	8,083,686
8/31/2005	8,752,686	8,155,279
9/30/2005	8,694,690	8,112,411
10/31/2005	8,617,216	8,055,867
11/30/2005	8,647,771	8,082,098
12/31/2005	8,723,680	8,161,125
1/31/2006	8,761,954	8,187,443
2/28/2006	8,809,487	8,225,567
3/31/2006	8,734,051	8,155,809

Sector Breakdown‡

U.S. Government Agencies	76.2%
Short-Term Instruments	9.3%
Asset-Backed Securities	7.7%
Mortgage-Backed Securities	6.8%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	5 Years	Inception (07/31/97)
Total Return Mortgage Fund Institutional Class	2.65%	5.55%	6.65%
Total Return Mortgage Fund Administrative Class	2.39%	5.30%	6.39%
Lehman Brothers Mortgage Index	2.67%	4.86%	5.81%
Lipper U.S. Mortgage Fund Average	2.10%	4.24%	5.05%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,004.52	$1,003.26	$1,022.43	$1,021.18
Expenses Paid During Period†	$2.51	$3.76	$2.53	$3.79

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	Duration and yield curve positioning were generally negative for performance, as interest rates rose and the yield curve flattened during the period.

•	An overweight to FNMA mortgage-backed securities (“MBS”) versus FHLMC MBS was positive for returns as both 30- and 15-year FNMAs outperformed their FHLMC counterparts.

•	Out-of-index exposure to mortgage-related asset-backed securities (“ABS”) aided returns as the mortgage ABS sector significantly outperformed Agency MBS. Overseas demand for yield in the form of U.S. mortgage credit was robust during the year.

•	An underweight to 30-year GNMA MBS detracted from returns, as GNMAs outperformed conventionals on historically low issuance.

3.31.06  |  PIMCO Funds Annual Report  31

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
California Intermediate Municipal Bond Fund

Institutional Class
03/31/2006	$9.96	$0.39	$(0.13)	$0.26	$(0.39)	$0.00	$0.00
03/31/2005	10.22	0.42	(0.26)	0.16	(0.42)	0.00	0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00	0.00
03/31/2003	10.16	0.45	0.11	0.56	(0.45)	(0.05)	0.00
03/31/2002	10.60	0.49	(0.06)	0.43	(0.47)	(0.40)	0.00

Administrative Class
03/31/2006	9.96	0.37	(0.13)	0.24	(0.37)	0.00	0.00
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00	0.00
03/31/2003	10.16	0.41	0.12	0.53	(0.42)	(0.05)	0.00
03/31/2002	10.60	0.48	(0.08)	0.40	(0.44)	(0.40)	0.00

Convertible Fund

Institutional Class
03/31/2006	$11.94	$0.11	$0.91	$1.02	$(0.34)	0.00	0.00
03/31/2005	12.04	0.11	0.14	0.25	(0.35)	0.00	0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00	0.00
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)	0.00	0.00
03/31/2002	11.33	0.20	(0.46)	(0.26)	(0.65)

Administrative Class
03/31/2006	12.19	0.08	0.93	1.01	(0.31)	0.00	0.00
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00	0.00
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)	0.00	0.00
03/31/2002	11.36	0.13	(0.41)	(0.28)	(0.44)	0.00	0.00

Developing Local Markets

Institutional Class
05/31/2005 - 03/31/2006	$10.00	$0.30	$0.46	$0.76	$(0.27)	$(0.03)	$0.00

Diversified Income Fund

Institutional Class
03/31/2006	$10.87	$0.59	$0.26	$0.85	$(0.60)	$(0.11)	$0.00
03/31/2005	10.84	0.54	0.09	0.63	(0.55)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)	0.00

Administrative Class
03/31/2006	10.87	0.56	0.26	0.82	(0.57)	(0.11)	0.00
10/29/2004 - 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)	0.00

Emerging Markets Bond Fund

Institutional Class
03/31/2006	$10.58	$0.60	$0.92	$1.52	$(0.62)	$(0.34)	$0.00
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)	0.00
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)	0.00
03/31/2003	9.60	0.64	0.76	1.40	(0.70)	(0.25)	0.00
03/31/2002	8.40	0.75	1.73	2.48	(0.78)	(0.50)	0.00

Administrative Class
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)	0.00
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)	0.00
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)	0.00
03/31/2003	9.60	0.61	0.76	1.37	(0.67)	(0.25)	0.00
03/31/2002	8.40	0.74	1.72	2.46	(0.76)	(0.50)	0.00

32  PIMCO Funds Annual Report  |  3.31.06

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Institutional Class
03/31/2006	$(0.39)	$9.83	2.65%	$93,639	0.46	%(i)	3.93%	142%
03/31/2005	(0.42)	9.96	1.58	76,703	0.47		4.15	59
03/31/2004	(0.42)	10.22	4.17	73,136	0.47		4.11	137
03/31/2003	(0.50)	10.22	5.55	89,240	0.47		4.33	101
03/31/2002	(0.87)	10.16	4.15	83,656	0.50	(h)	4.68	94

Administrative Class
03/31/2006	(0.37)	9.83	2.39	1,723	0.71	(i)	3.68	142
03/31/2005	(0.39)	9.96	1.33	1,760	0.72		3.90	59
03/31/2004	(0.39)	10.22	3.91	2,117	0.72		3.88	137
03/31/2003	(0.47)	10.22	5.27	3,578	0.72		3.95	101
03/31/2002	(0.84)	10.16	3.90	1,612	0.75	(g)	4.51	94

Convertible Fund

Institutional Class
03/31/2006	$(0.34)	$12.62	8.70%	$53,838	0.65%		0.93%	71%
03/31/2005	(0.35)	11.94	2.08	58,894	0.66	(e)	0.91	118
03/31/2004	(0.56)	12.04	34.46	13,666	0.66	(e)	2.00	365
03/31/2003	(0.36)	9.40	(6.34)	11,469	0.67	(e)	2.92	187
03/31/2002	(0.65)	10.42	(2.26)	14,794	0.73	(e)	1.76	307

Administrative Class
03/31/2006	(0.31)	12.89	8.43	11	0.90		0.68	71
03/31/2005	(0.28)	12.19	1.85	10	0.95	(f)	(0.44)	118
03/31/2004	(0.55)	12.24	34.10	944	0.91	(f)	(0.16)	365
03/31/2003	(0.33)	9.56	(7.00)	8	0.92	(f)	2.71	187
03/31/2002	(0.44)	10.64	(2.42)	8	1.01	(f)	1.27	307

Developing Local Markets

Institutional Class
05/31/2005 - 03/31/2006	$(0.30)	$10.46	7.66%	$1,644,442	0.86	%*(j)	3.54%*	6%

Diversified Income Fund

Institutional Class
03/31/2006	$(0.71)	$11.01	7.94%	$1,415,321	0.75%		5.28%	128%
03/31/2005	(0.60)	10.87	5.99	897,441	0.75		4.97	44
07/31/2003 - 03/31/2004	(0.35)	10.84	12.02	676,454	0.75	*(b)	4.55 *	33

Administrative Class
03/31/2006	(0.68)	11.01	7.67	4,020	1.00		5.02	128
10/29/2004 - 03/31/2005	(0.27)	10.87	1.35	3,603	1.00	*	4.61 *	44

Emerging Markets Bond Fund

Institutional Class
03/31/2006	$(0.96)	$11.14	14.72%	$2,145,193	0.85%		5.36%	280%
03/31/2005	(0.89)	10.58	7.18	1,434,181	0.85		4.25	415
03/31/2004	(1.62)	10.73	23.86	779,572	0.85		4.55	461
03/31/2003	(0.95)	10.05	16.11	445,720	0.87	(c)	6.95	388
03/31/2002	(1.28)	9.60	31.46	177,399	0.92	(c)	8.25	620

Administrative Class
03/31/2006	(0.93)	11.14	14.43	23,798	1.10		5.10	280
03/31/2005	(0.87)	10.58	6.91	18,282	1.10		3.98	415
03/31/2004	(1.59)	10.73	23.55	10,108	1.10		4.72	461
03/31/2003	(0.92)	10.05	15.85	31,735	1.12	(d)	6.58	388
03/31/2002	(1.26)	9.60	31.11	11,685	1.19	(d)	8.28	620

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.10%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.49%.
(i)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(j)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Floating Income Fund

Institutional Class
03/31/2006	$10.17	$0.42	$0.31	$0.73	$(0.48)	$(0.03)	$0.00
07/30/2004 - 03/31/2005	10.00	0.19	0.19	0.38	(0.21)	0.00	0.00

Administrative Class
12/31/2005 - 03/31/2006	10.33	0.11	0.08	0.19	(0.13)	0.00	0.00

Foreign Bond Fund (Unhedged)

Institutional Class
03/31/2006	$10.83	$0.35	$(0.96)	$(0.61)	$(0.10)	$0.00	$(0.22)
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)	0.00

Administrative Class
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	(0.00)	0.00	(0.03)

Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
03/31/2006	$10.56	$0.36	$0.04	$0.40	$(0.33)	$(0.33)	$0.00
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)	0.00
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)	0.00
03/31/2003	10.39	0.47	0.50	0.97	(0.27)	(0.25)	(0.14)
03/31/2002	10.32	0.48	0.09	0.57	(0.48)	(0.02)	0.00

Administrative Class
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)	0.00
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)	0.00
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)	0.00
03/31/2003	10.39	0.44	0.52	0.96	(0.27)	(0.25)	(0.13)
03/31/2002	10.32	0.45	0.09	0.54	(0.45)	(0.02)	0.00

Global Bond Fund (Unhedged)

Institutional Class
03/31/2006	$10.16	$0.33	$(0.70)	$(0.37)	$(0.25)	$0.00	$(0.03)
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)	0.00
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)	0.00
03/31/2003	8.33	0.47	1.73	2.20	(0.42)	0.00	0.00
03/31/2002	8.45	0.43	(0.13)	0.30	(0.41)	0.00	(0.01)

Administrative Class
03/31/2006	10.16	0.29	(0.68)	(0.39)	(0.23)	0.00	(0.03)
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)	0.00
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)	0.00
03/31/2003	8.33	0.44	1.74	2.18	(0.40)	0.00	0.00
03/31/2002	8.45	0.41	(0.13)	0.28	(0.39)	0.00	(0.01)

Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
03/31/2006	$10.00	$0.34	$0.00	$0.34	$(0.31)	$(0.37)	$0.00
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)	0.00
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)	0.00
03/31/2003	9.42	0.44	0.64	1.08	(0.40)	0.00	0.00
03/31/2002	9.61	0.44	0.11	0.55	(0.43)	(0.31)	0.00

Administrative Class
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)	0.00
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)	0.00
09/30/2003 - 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)	0.00

GNMA Fund

Institutional Class
03/31/2006	$11.01	$0.40	$(0.06)	$0.34	$(0.45)	$0.00	$0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)	0.00
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)	0.00
03/31/2003	10.67	0.24	0.67	0.91	(0.28)	(0.25)	0.00
03/31/2002	10.44	0.39	0.46	0.85	(0.50)	(0.12)	0.00

34  PIMCO Funds Annual Report  |  3.31.06

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Floating Income Fund

Institutional Class
03/31/2006	$(0.51)	$10.39	7.42%	$1,047,389	0.55%		4.03%	83%
07/30/2004 - 03/31/2005	(0.21)	10.17	3.87	723,725	0.55	*	2.81 *	18

Administrative Class
12/31/2005 - 03/31/2006	(0.13)	10.39	1.84%	10	0.80	%*	4.45 *	83%

Foreign Bond Fund (Unhedged)

Institutional Class
03/31/2006	$(0.32)	$9.90	(5.72)%	$1,076,199	0.50%		3.38%	480%
04/30/2004 - 03/31/2005	(0.29)	10.83	11.27	992,593	0.50	*(f)	2.27 *	344

Administrative Class
02/28/2006 - 03/31/2006	(0.03)	9.90	(0.74)	10	0.75	*	3.72 *	480

Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
03/31/2006	$(0.66)	$10.30	3.81%	$1,664,360	0.50%		3.42%	571%
03/31/2005	(0.58)	10.56	6.06	1,185,669	0.50		2.90	477
03/31/2004	(0.54)	10.52	3.46	949,420	0.51	(c)	3.30	711
03/31/2003	(0.66)	10.70	9.58	800,237	0.50		4.40	589
03/31/2002	(0.50)	10.39	5.68	511,247	0.51	(c)	4.61	434

Administrative Class
03/31/2006	(0.63)	10.30	3.55	56,200	0.75		3.16	571
03/31/2005	(0.56)	10.56	5.80	62,996	0.75		2.65	477
03/31/2004	(0.51)	10.52	3.21	44,548	0.76	(b)	3.05	711
03/31/2003	(0.65)	10.70	9.49	31,805	0.75		4.15	589
03/31/2002	(0.47)	10.39	5.42	21,565	0.76	(b)	4.33	434

Global Bond Fund (Unhedged)

Institutional Class
03/31/2006	$(0.28)	$9.51	(3.74)%	$788,283	0.55%		3.32%	551%
03/31/2005	(0.98)	10.16	6.30	1,220,538	0.55		2.60	278
03/31/2004	(1.08)	10.48	14.84	874,145	0.56	(e)	3.13	649
03/31/2003	(0.42)	10.11	26.89	497,829	0.56	(e)	5.04	483
03/31/2002	(0.42)	8.33	3.52	300,625	0.56	(e)	5.03	355

Administrative Class
03/31/2006	(0.26)	9.51	(3.97)	77,162	0.81	(d)	2.96	551
03/31/2005	(0.95)	10.16	6.03	56,706	0.80		2.36	278
03/31/2004	(1.05)	10.48	14.57	41,821	0.81	(d)	2.93	649
03/31/2003	(0.40)	10.11	26.59	37,875	0.81	(d)	4.63	483
03/31/2002	(0.40)	8.33	3.26	5,946	0.80		4.81	355

Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
03/31/2006	$(0.68)	$9.66	3.41%	$170,002	0.55%		3.41%	372%
03/31/2005	(0.51)	10.00	4.89	126,788	0.55		2.71	245
03/31/2004	(0.46)	10.03	3.98	115,430	0.56	(e)	2.97	577
03/31/2003	(0.40)	10.10	11.70	114,956	0.57	(e)	4.44	413
03/31/2002	(0.74)	9.42	5.84	66,036	0.56	(e)	4.62	373

Administrative Class
03/31/2006	(0.65)	9.66	3.13	11	0.80		3.15	372
03/31/2005	(0.49)	10.00	4.63	11	0.80		2.47	245
09/30/2003 - 03/31/2004	(0.30)	10.03	2.41	10	0.81	*(d)	2.59 *	577

GNMA Fund

Institutional Class
03/31/2006	$(0.45)	$10.90	3.16%	$130,771	0.50%		3.66%	1069%
03/31/2005	(0.38)	11.01	2.72	422,890	0.50		2.31	1209
03/31/2004	(0.42)	11.09	4.17	206,674	0.52	(c)	1.23	1409
03/31/2003	(0.53)	11.05	8.68	94,432	0.50		2.18	763
03/31/2002	(0.62)	10.67	8.36	35,144	0.54	(c)	3.61	1292

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.55%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
High Yield Fund

Institutional Class
03/31/2006	$9.70	$0.71	$0.08	$0.79	$(0.72)	$0.00	$0.00
03/31/2005	9.69	0.67	0.02	0.69	(0.68)	0.00	0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00	0.00
03/31/2003	9.19	0.72	(0.27)	0.45	(0.74)	0.00	0.00
03/31/2002	9.88	0.78	(0.68)	0.10	(0.79)	0.00	0.00

Administrative Class
03/31/2006	9.70	0.68	0.08	0.76	(0.69)	0.00	0.00
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00	0.00
03/31/2003	9.19	0.70	(0.27)	0.43	(0.72)	0.00	0.00
03/31/2002	9.88	0.76	(0.68)	0.08	(0.77)	0.00	0.00

Investment Grade Corporate Bond Fund

Institutional Class
03/31/2006	$10.38	$0.46	$(0.19)	$0.27	$(0.47)	$(0.01)	$0.00
03/31/2005	10.86	0.43	(0.28)	0.15	(0.43)	(0.20)	0.00
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)	0.00
03/31/2003	10.10	0.41	0.93	1.34	(0.59)	(0.36)	0.00
03/31/2002	10.68	0.73	(0.08)	0.65	(0.74)	(0.49)	0.00
Administrative Class
03/31/2006	10.38	0.43	(0.18)	0.25	(0.45)	(0.01)	0.00
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)	0.00
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)	0.00
09/30/2002 - 03/31/2003	10.33	0.29	0.52	0.81	(0.29)	(0.36)	0.00

Long-Term U.S. Government Fund

Institutional Class
03/31/2006	$10.77	$0.44	$(0.30)	$0.14	$(0.42)	$(0.01)	$0.00
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)	0.00
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)	0.00
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)	0.00
03/31/2002	10.65	0.67	(0.39)	0.28	(0.67)	(0.30)	0.00

Administrative Class
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)	0.00
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)	0.00
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)	0.00
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)	0.00
03/31/2002	10.65	0.64	(0.39)	0.25	(0.64)	(0.30)	0.00

Low Duration Fund

Institutional Class
03/31/2006	$10.11	$0.36	$(0.16)	$0.20	$(0.37)	$(0.04)	$0.00
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)	0.00
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)	0.00
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)	0.00
03/31/2002	10.03	0.54	0.04	0.58	(0.54)	(0.01)	0.00

Administrative Class
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)	0.00
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)	0.00
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)	0.00
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)	0.00
03/31/2002	10.03	0.50	0.05	0.55	(0.51)	(0.01)	0.00

36  PIMCO Funds Annual Report  |  3.31.06

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
High Yield Fund

Institutional Class
03/31/2006	$(0.72)	$9.77	8.38%	$3,890,064	0.50%		7.25%	105%
03/31/2005	(0.68)	9.70	7.30	2,977,651	0.50		6.87	62
03/31/2004	(0.69)	9.69	17.09	3,084,338	0.50		7.18	105
03/31/2003	(0.74)	8.90	5.58	2,730,996	0.50		8.41	129
03/31/2002	(0.79)	9.19	1.07	1,869,413	0.50		8.28	96

Administrative Class
03/31/2006	(0.69)	9.77	8.11	737,876	0.75		6.98	105
03/31/2005	(0.65)	9.70	7.03	670,763	0.75		6.61	62
03/31/2004	(0.67)	9.69	16.80	668,731	0.75		6.91	105
03/31/2003	(0.72)	8.90	5.33	439,519	0.75		8.16	129
03/31/2002	(0.77)	9.19	0.83	640,550	0.75		8.04	96

Investment Grade Corporate Bond Fund

Institutional Class
03/31/2006	$(0.48)	$10.17	2.59%	$30,998	0.50%		4.42%	168%
03/31/2005	(0.63)	10.38	1.41	30,319	0.50		4.11	57
03/31/2004	(0.73)	10.86	10.86	30,268	0.51	(c)	4.57	141
03/31/2003	(0.95)	10.49	13.87	23,079	0.51	(c)	3.96	681
03/31/2002	(1.23)	10.10	6.34	6,092	0.50		6.92	512

Administrative Class
03/31/2006	(0.46)	10.17	2.33	1,137	0.75		4.17	168
03/31/2005	(0.61)	10.38	1.16	935	0.75		3.87	57
03/31/2004	(0.70)	10.86	10.58	807	0.75		4.04	141
09/30/2002 - 03/31/2003	(0.65)	10.49	8.09	11	0.76	*(b)	5.62 *	681

Long-Term U.S. Government Fund

Institutional Class
03/31/2006	$(0.43)	$10.48	1.19%	$1,832,892	0.48	%(d)	3.98%	788%
03/31/2005	(0.70)	10.77	1.17	604,056	0.50		3.13	321
03/31/2004	(0.63)	11.35	8.12	296,982	0.51	(c)	3.61	588
03/31/2003	(0.95)	11.12	21.74	380,638	0.50		4.35	427
03/31/2002	(0.97)	9.96	2.51	65,291	0.52	(c)	6.40	682

Administrative Class
03/31/2006	(0.40)	10.48	0.95	99,319	0.74	(d)	3.53	788
03/31/2005	(0.67)	10.77	0.92	110,640	0.75		2.91	321
03/31/2004	(0.61)	11.35	7.85	154,879	0.76	(b)	3.36	588
03/31/2003	(0.92)	11.12	21.44	170,280	0.75		3.97	427
03/31/2002	(0.94)	9.96	2.25	246,304	0.77	(b)	6.07	682

Low Duration Fund

Institutional Class
03/31/2006	$(0.41)	$9.90	2.01%	$8,746,237	0.43%		3.59%	68%
03/31/2005	(0.29)	10.11	0.90	9,297,898	0.43		2.08	278
03/31/2004	(0.30)	10.31	2.74	9,779,729	0.43		2.00	247
03/31/2003	(0.53)	10.33	8.07	7,371,811	0.43		3.42	218
03/31/2002	(0.55)	10.06	5.91	4,230,041	0.43		5.27	569

Administrative Class
03/31/2006	(0.39)	9.90	1.76	329,977	0.68		3.33	68
03/31/2005	(0.26)	10.11	0.65	418,335	0.68		1.83	278
03/31/2004	(0.28)	10.31	2.49	465,152	0.68		1.75	247
03/31/2003	(0.50)	10.33	7.81	396,817	0.68		3.19	218
03/31/2002	(0.52)	10.06	5.65	261,061	0.68		4.89	569

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  37

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Low Duration Fund II

Institutional Class
03/31/2006	$9.73	$0.35	$(0.18)	$0.17	$(0.36)	$0.00	$0.00
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00	0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)	0.00
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)	0.00
03/31/2002	9.98	0.52	0.05	0.57	(0.51)	(0.27)	0.00

Administrative Class
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00	0.00
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)	0.00
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)	0.00
03/31/2002	9.98	0.42	0.12	0.54	(0.48)	(0.27)	0.00

Low Duration Fund III

Institutional Class
03/31/2006	$9.94	$0.36	$(0.15)	$0.21	$(0.36)	$(0.03)	$0.00
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)	0.00
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)	0.00
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)	0.00
03/31/2002	9.87	0.45	0.16	0.61	(0.46)	(0.03)	0.00

Administrative Class
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)	0.00
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)	0.00
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)	0.00
03/31/2003	9.99	0.37	0.47	0.84	(0.40)	(0.19)	0.00
03/31/2002	9.87	0.43	0.16	0.59	(0.44)	(0.03)	0.00

Moderate Duration Fund

Institutional Class
03/31/2006	$10.20	$0.44	$(0.24)	$0.20	$(0.45)	$(0.01)	$0.00
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)	0.00
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)	0.00
03/31/2003	10.03	0.43	0.72	1.15	(0.44)	(0.28)	0.00
03/31/2002	10.00	0.46	0.23	0.69	(0.47)	(0.19)	0.00

Money Market Fund

Institutional Class
03/31/2006	$1.00	$0.03	$0.00	$0.03	$(0.03)	$0.00	$0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00

Administrative Class
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00

Municipal Bond Fund

Institutional Class
03/31/2006	$10.14	$0.41	$0.02	$0.43	$(0.39)	$0.00	$0.00
03/31/2005	10.32	0.43	(0.19)	0.24	(0.42)	0.00	0.00
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00	0.00
03/31/2003	10.03	0.46	0.18	0.64	(0.46)	(0.03)	0.00
03/31/2002	10.02	0.50	0.12	0.62	(0.50)	(0.11)	0.00

38  PIMCO Funds Annual Report  |  3.31.06

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Low Duration Fund II

Institutional Class
03/31/2006	$(0.36)	$9.54	1.74%	$452,372	0.50%		3.59%	93%
03/31/2005	(0.22)	9.73	0.58	554,968	0.50		2.05	308
03/31/2004	(0.30)	9.89	1.80	701,628	0.50		2.06	234
03/31/2003	(0.48)	10.02	7.53	476,083	0.50		3.33	293
03/31/2002	(0.78)	9.77	5.75	360,070	0.50		5.21	582

Administrative Class
03/31/2006	(0.33)	9.54	1.49	1,133	0.75		3.32	93
03/31/2005	(0.19)	9.73	0.33	996	0.75		1.80	308
03/31/2004	(0.28)	9.89	1.56	1,313	0.75		2.00	234
03/31/2003	(0.45)	10.02	7.26	1,536	0.75		3.08	293
03/31/2002	(0.75)	9.77	5.48	626	0.75		4.18	582

Low Duration Fund III

Institutional Class
03/31/2006	$(0.39)	$9.76	2.12%	$146,721	0.50%		3.61%	46%
03/31/2005	(0.29)	9.94	0.73	99,961	0.50		1.85	390
03/31/2004	(0.29)	10.15	2.02	87,641	0.52	(c)	1.86	216
03/31/2003	(0.61)	10.24	8.83	65,441	0.50		3.82	230
03/31/2002	(0.49)	9.99	6.33	57,195	0.51	(c)	4.52	598

Administrative Class
03/31/2006	(0.36)	9.76	1.89	23	0.75		3.33	46
03/31/2005	(0.26)	9.94	0.46	17	0.75		1.59	390
03/31/2004	(0.26)	10.15	1.75	14	0.77	(b)	1.71	216
03/31/2003	(0.59)	10.24	8.57	17	0.75		3.63	230
03/31/2002	(0.47)	9.99	6.06	16	0.76	(b)	4.30	598

Moderate Duration Fund

Institutional Class
03/31/2006	$(0.46)	$9.94	1.92%	$1,845,829	0.45%		4.30%	208%
03/31/2005	(0.45)	10.20	0.82	1,917,803	0.45		2.34	447
03/31/2004	(0.48)	10.56	5.74	1,583,593	0.45		2.45	183
03/31/2003	(0.72)	10.46	11.75	1,085,141	0.45		4.15	458
03/31/2002	(0.66)	10.03	7.09	767,037	0.45		4.58	490

Money Market Fund

Institutional Class
03/31/2006	$(0.03)	$1.00	3.48%	$125,508	0.32%		3.40%	N/A
03/31/2005	(0.01)	1.00	1.39	180,093	0.34		1.35	N/A
03/31/2004	(0.01)	1.00	0.78	162,169	0.35		0.76	N/A
03/31/2003	(0.01)	1.00	1.34	133,701	0.35		1.28	N/A
03/31/2002	(0.03)	1.00	2.91	104,369	0.35		2.87	N/A

Administrative Class
03/31/2006	(0.03)	1.00	3.23	19,114	0.57		2.96	N/A
03/31/2005	(0.01)	1.00	1.15	34,543	0.57		1.13	N/A
03/31/2004	(0.01)	1.00	0.53	7,035	0.60		0.53	N/A
03/31/2003	(0.01)	1.00	1.08	17,522	0.60		1.14	N/A
03/31/2002	(0.03)	1.00	2.65	13,360	0.60		2.33	N/A

Municipal Bond Fund

Institutional Class
03/31/2006	$(0.39)	$10.18	4.31%	$198,755	0.48	%(d)	4.03%	74%
03/31/2005	(0.42)	10.14	2.35	131,443	0.49		4.20	64
03/31/2004	(0.42)	10.32	5.57	126,522	0.49		4.06	115
03/31/2003	(0.49)	10.18	6.48	100,773	0.49		4.47	108
03/31/2002	(0.61)	10.03	6.32	51,622	0.50		4.95	231

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  39

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Municipal Bond Fund (Cont.)

Administrative Class
03/31/2006	$10.14	$0.38	$0.03	$0.41	$(0.37)	$0.00	$0.00
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00	0.00
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00	0.00
03/31/2003	10.03	0.43	0.19	0.62	(0.44)	(0.03)	0.00
03/31/2002	10.02	0.45	0.15	0.60	(0.48)	(0.11)	0.00

New York Municipal Bond Fund

Institutional Class
03/31/2006	$10.77	$0.37	$0.00	$0.37	$(0.37)	$(0.01)	$0.00
03/31/2005	10.87	0.37	(0.10)	0.27	(0.37)	0.00	0.00
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)	0.00
03/31/2003	10.35	0.44	0.45	0.89	(0.44)	(0.12)	0.00
03/31/2002	10.64	0.49	0.17	0.66	(0.49)	(0.46)	0.00

Real Return Fund

Institutional Class
03/31/2006	$11.42	$0.52	$(0.42)	$0.10	$(0.55)	$(0.15)	$0.00
03/31/2005	11.79	0.40	(0.01)	0.39	(0.44)	(0.32)	0.00
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)	0.00
03/31/2003	10.29	0.51	1.30	1.81	(0.53)	(0.15)	0.00
03/31/2002	10.40	0.42	0.06	0.48	(0.49)	(0.10)	0.00

Administrative Class
03/31/2006	11.42	0.57	(0.50)	0.07	(0.52)	(0.15)	0.00
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)	0.00
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)	0.00
03/31/2003	10.29	0.50	1.28	1.78	(0.50)	(0.15)	0.00
03/31/2002	10.40	0.32	0.13	0.45	(0.46)	(0.10)	0.00

Short Duration Municipal Income Fund

Institutional Class
03/31/2006	$9.95	$0.34	$0.01	$0.35	$(0.34)	$0.00	$0.00
03/31/2005	10.17	0.28	(0.22)	0.06	(0.28)	0.00	0.00
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00	0.00
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)	0.00	0.00
03/31/2002	10.16	0.38	0.05	0.43	(0.38)	(0.04)	0.00

Administrative Class
03/31/2006	9.95	0.32	0.01	0.33	(0.32)	0.00	0.00
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00	0.00
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00	0.00
10/22/2002 - 03/31/2003	10.12	0.11	0.04	0.15	(0.11)	0.00	0.00

Short-Term Fund

Institutional Class
03/31/2006	$10.01	$0.34	$(0.02)	$0.32	$(0.35)	$0.00	$0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)	0.00
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)	0.00
03/31/2003	10.00	0.29	0.06	0.35	(0.29)	(0.02)	0.00
03/31/2002	10.03	0.39	0.02	0.41	(0.42)	(0.02)	0.00

Administrative Class
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)	0.00
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)	0.00
03/31/2003	10.00	0.26	0.07	0.33	(0.27)	(0.02)	0.00
03/31/2002	10.03	0.29	0.09	0.38	(0.39)	(0.02)	0.00

40  PIMCO Funds Annual Report  |  3.31.06

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Municipal Bond Fund (Cont.)

Administrative Class
03/31/2006	$(0.37)	$10.18	4.05%	$1,127	0.73	%(g)	3.77%	74%
03/31/2005	(0.39)	10.14	2.09	2,690	0.74		3.97	64
03/31/2004	(0.39)	10.32	5.31	24,245	0.74		3.81	115
03/31/2003	(0.47)	10.18	6.22	69,661	0.74		4.22	108
03/31/2002	(0.59)	10.03	6.07	41,816	0.74		4.41	231

New York Municipal Bond Fund

Institutional Class
03/31/2006	$(0.38)	$10.76	3.47%	$7,581	0.46	%(g)	3.43%	48%
03/31/2005	(0.37)	10.77	2.56	2,978	0.47		3.41	42
03/31/2004	(0.39)	10.87	5.49	2,068	0.47		3.40	147
03/31/2003	(0.56)	10.68	8.79	3,108	0.48	(d)	4.10	227
03/31/2002	(0.95)	10.35	6.46	2,882	0.49		4.57	204

Real Return Fund

Institutional Class
03/31/2006	$(0.70)	$10.82	0.81%	$5,920,513	0.45%		4.64%	388%
03/31/2005	(0.76)	11.42	3.46	4,871,247	0.45		3.53	369
03/31/2004	(0.91)	11.79	11.74	3,416,647	0.45		3.26	308
03/31/2003	(0.68)	11.42	17.99	2,046,641	0.47	(b)	4.62	191
03/31/2002	(0.59)	10.29	4.68	1,250,056	0.47	(b)(e)	4.12	237

Administrative Class
03/31/2006	(0.67)	10.82	0.55	399,084	0.70		5.00	388
03/31/2005	(0.73)	11.42	3.20	1,040,102	0.70		3.38	369
03/31/2004	(0.88)	11.79	11.47	870,562	0.70		2.74	308
03/31/2003	(0.65)	11.42	17.67	319,993	0.72	(c)	4.50	191
03/31/2002	(0.56)	10.29	4.39	298,192	0.71	(e)	3.11	237

Short Duration Municipal Income Fund

Institutional Class
03/31/2006	$(0.34)	$9.96	3.60%	$106,240	0.35%		3.44%	83%
03/31/2005	(0.28)	9.95	0.63	118,485	0.37	(f)	2.83	104
03/31/2004	(0.22)	10.17	2.25	110,601	0.39		2.13	226
03/31/2003	(0.26)	10.16	2.52	75,543	0.39		2.64	152
03/31/2002	(0.42)	10.17	4.30	30,906	0.39		3.75	107

Administrative Class
03/31/2006	(0.32)	9.96	3.35	10	0.60		3.20	83
03/31/2005	(0.26)	9.95	0.42	10	0.63	(f)	2.42	104
03/31/2004	(0.19)	10.17	1.98	249	0.64		1.80	226
10/22/2002 - 03/31/2003	(0.11)	10.16	1.48	715	0.64	*	2.42 *	152

Short-Term Fund

Institutional Class
03/31/2006	$(0.35)	$9.98	3.22%	$2,144,713	0.45%		3.41%	230%
03/31/2005	(0.21)	10.01	1.51	2,494,591	0.45		1.76	356
03/31/2004	(0.18)	10.07	2.10	2,460,266	0.45		1.50	268
03/31/2003	(0.31)	10.04	3.60	1,720,546	0.45		2.81	77
03/31/2002	(0.44)	10.00	4.11	1,053,121	0.57	(b)	3.90	131

Administrative Class
03/31/2006	(0.32)	9.98	2.96	983,035	0.70		3.21	230
03/31/2005	(0.19)	10.01	1.25	715,605	0.70		1.59	356
03/31/2004	(0.16)	10.07	1.84	333,485	0.70		1.25	268
03/31/2003	(0.29)	10.04	3.34	258,495	0.70		2.59	77
03/31/2002	(0.41)	10.00	3.85	290,124	0.74	(c)	2.91	131

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(e)	Effective October 1, 2001, the administrative expense was reduced to 0.20%.
(f)	Effective October 1, 2004, the administrative expense was reduced to 0.15%
(g)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  41

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized) Capital Gains	Tax Basis Return of Capital
StocksPLUS® Fund

Institutional Class
03/31/2006	$9.69	$0.34	$0.61	$0.95	$(0.26)	$0.00	$0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00	0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00	0.00
03/31/2003	10.11	0.22	(2.48)	(2.26)	(0.13)	0.00	0.00
03/31/2002	10.20	0.42	(0.26)	0.16	(0.25)	0.00	0.00

Administrative Class
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00	0.00
03/31/2003	9.94	0.18	(2.43)	(2.25)	(0.12)	0.00	0.00
03/31/2002	10.08	0.38	(0.28)	0.10	(0.24)	0.00	0.00

Total Return Mortgage Fund

Institutional Class
03/31/2006	$10.62	$0.41	$(0.13)	$0.28	$(0.43)	$0.00	$0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)	0.00
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)	0.00
03/31/2003	10.35	0.26	0.71	0.97	(0.30)	(0.27)	0.00
03/31/2002	10.42	0.47	0.33	0.80	(0.47)	(0.40)	0.00

Administrative Class
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)	0.00
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)	0.00
03/31/2003	10.35	0.24	0.70	0.94	(0.27)	(0.27)	0.00
12/13/2001 - 03/31/2002	10.31	0.10	0.04	0.14	(0.10)	0.00	0.00

42  PIMCO Funds Annual Report  |  3.31.06

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
StocksPLUS® Fund

Institutional Class
03/31/2006	$(0.26)	$10.38	9.91%	$688,095	0.63	%(e)	3.34%	239%
03/31/2005	(0.53)	9.69	5.77	863,848	0.65		1.44	371
03/31/2004	(0.73)	9.67	35.04	737,385	0.65		1.06	287
03/31/2003	(0.13)	7.72	(22.42)	329,912	0.65		2.60	282
03/31/2002	(0.25)	10.11	1.53	410,288	0.66	(d)	4.19	455

Administrative Class
03/31/2006	(0.24)	10.15	9.60	38,109	0.88	(e)	3.08	239
03/31/2005	(0.48)	9.49	5.49	129,230	0.90		1.02	371
03/31/2004	(0.71)	9.46	34.68	488,076	0.90		0.79	287
03/31/2003	(0.12)	7.57	(22.66)	124,597	0.90		2.25	282
03/31/2002	(0.24)	9.94	0.92	80,683	0.90		3.81	455

Total Return Mortgage Fund

Institutional Class
03/31/2006	$(0.43)	$10.47	2.65%	$357,590	0.50%		3.86%	711%
03/31/2005	(0.54)	10.62	3.06	454,392	0.50		2.93	824
03/31/2004	(0.43)	10.83	4.89	59,811	0.55	(c)	1.75	993
03/31/2003	(0.57)	10.75	9.48	69,700	0.50		2.44	844
03/31/2002	(0.87)	10.35	7.86	20,635	0.50		4.44	1193

Administrative Class
03/31/2006	(0.40)	10.47	2.39	12,339	0.75		3.67	711
03/31/2005	(0.52)	10.62	2.83	11,264	0.75		2.28	824
03/31/2004	(0.41)	10.83	4.63	14,996	0.80	(b)	1.56	993
03/31/2003	(0.54)	10.75	9.22	14,920	0.75		2.20	844
12/13/2001 - 03/31/2002	(0.10)	10.35	1.38	8,479	0.75	*	3.24 *	1193

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(e)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  43

Statements of Assets and Liabilities

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	Convertible Fund	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund
Assets:
Investments, at value	$142,684	$53,655	$1,937,246	$1,597,946	$3,261,992	$1,398,555
Cash	1	0	630	1,494	8,196	108
Foreign currency, at value	0	0	201	1,483	34	720
Receivable for investments sold	2,008	714	0	178,321	47,762	141,258
Receivable for investments sold on delayed-delivery basis	0	0	0	0	0	1,005
Receivable for Fund shares sold	162	4	7,928	10,418	26,712	5,533
Interest and dividends receivable	1,754	259	5,901	22,772	45,523	10,345
Variation margin receivable	7	0	0	70	392	8
Manager reimbursement receivable	0	0	20	0	0	0
Swap premiums paid	0	0	0	3,540	0	5,211
Unrealized appreciation on forward foreign currency contracts	0	0	26,959	442	658	294
Unrealized appreciation on swap agreements	0	2	103	4,077	17,099	14,023
Other assets	1	0	0	0	0	0

	146,617	54,634	1,978,988	1,820,563	3,408,368	1,577,060

Liabilities:
Payable for investments purchased	$2,001	$500	$18,935	$101,222	$52,748	$101,815
Payable for investments purchased on delayed-delivery basis	0	0	19,700	57,444	285,953	5,345
Payable for short sales	0	0	0	0	0	0
Overdraft due to Custodian	0	195	0	0	0	0
Written options outstanding	76	30	0	681	0	706
Payable for Fund shares redeemed	308	24	1,660	1,833	13,467	22,384
Dividends payable	78	0	310	1,468	1,584	492
Accrued investment advisory fee	30	19	742	655	1,180	426
Accrued administration fee	35	12	696	468	1,169	406
Accrued distribution fee	0	0	5	79	182	18
Accrued servicing fee	11	0	61	52	200	85
Variation margin payable	0	0	0	31	0	0
Recoupment payable to Manager	0	0	0	0	0	11
Swap premiums received	0	0	0	335	62	2,236
Unrealized depreciation on forward foreign currency contracts	0	2	11,097	665	571	1,142
Unrealized depreciation on swap agreements	0	3	0	891	2,084	1,226
Unrealized depreciation on forward volatility options	0	0	0	0	0	0
Other liabilities	0	0	0	0	8	0

	2,539	785	53,206	165,824	359,208	136,292

Net Assets	$144,078	$53,849	$1,925,782	$1,654,739	$3,049,160	$1,440,768

Net Assets Consist of:
Paid in capital	$146,674	$61,645	$1,885,210	$1,629,290	$2,860,902	$1,415,736
Undistributed (overdistributed) net investment income	290	1,186	3,172	(903)	40,398	(201)
Accumulated undistributed net realized gain (loss)	(4,536)	(13,052)	21,825	18,066	9,901	2,790
Net unrealized appreciation (depreciation)	1,650	4,070	15,575	8,286	137,959	22,443

	$144,078	$53,849	$1,925,782	$1,654,739	$3,049,160	$1,440,768

Net Assets:
Institutional Class	$93,639	$53,838	$1,644,442	$1,415,321	$2,145,193	$1,047,389
Administrative Class	1,723	11	0	4,020	23,798	10
Other Classes	48,716	0	281,340	235,398	880,169	393,368

Shares Issued and Outstanding:
Institutional Class	9,526	4,264	157,177	128,524	192,610	100,771
Administrative Class	175	1	0	365	2,137	1

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.83	$12.62	$10.46	$11.01	$11.14	$10.39
Administrative Class	9.83	12.89	0.00	11.01	11.14	10.39

Cost of Investments Owned	$140,989	$49,548	$1,937,628	$1,586,992	$3,137,688	$1,387,285

Cost of Foreign Currency Held	$0	$0	$206	$1,481	$34	$719

Proceeds Received on Short Sales	$0	$0	$0	$0	$0	$0

Premiums Received on Written Options	$77	$29	$0	$845	$0	$718

44  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Amounts in thousands, except per share amounts	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund
Assets:
Investments, at value	$1,672,033	$2,734,817	$1,055,568	$239,492	$411,503	$7,347,509	$59,258
Cash	202	0	117	4	514	4,101	75
Foreign currency, at value	8,278	12,025	4,529	1,249	0	6,568	9
Receivable for investments sold	220,347	292,583	80,072	8,706	191,198	17,560	1,213
Receivable for investments sold on delayed-delivery basis	2,336	378,441	92,535	12,471	0	29,938	0
Receivable for Fund shares sold	12,138	4,710	1,921	205	593	21,112	196
Interest and dividends receivable	16,835	36,016	11,069	2,563	1,246	135,676	637
Variation margin receivable	884	2,791	1,722	588	3	4,050	1
Manager reimbursement receivable	0	0	0	0	0	0	0
Swap premiums paid	20,358	29,037	12,618	3,199	406	0	238
Unrealized appreciation on forward foreign currency contracts	1,339	7,305	1,481	556	0	534	15
Unrealized appreciation on swap agreements	22,318	45,983	18,589	3,846	176	2,171	135
Other assets	0	0	0	0	0	0	0

	1,977,068	3,543,708	1,280,221	272,879	605,639	7,569,219	61,777

Liabilities:
Payable for investments purchased	$3,277	$156,731	$27,584	$12,915	$282,048	$127,382	$5,387
Payable for investments purchased on delayed-delivery basis	310,432	482,093	195,395	22,314	0	78,246	0
Payable for short sales	140,685	400,026	158,133	13,331	44,880	0	0
Overdraft due to Custodian	0	1,342	0	0	0	0	0
Written options outstanding	2,657	5,846	1,984	409	28	2,544	27
Payable for Fund shares redeemed	2,496	12,187	557	1,016	1,010	20,566	153
Dividends payable	501	611	315	122	158	11,988	49
Accrued investment advisory fee	325	550	212	50	67	1,643	13
Accrued administration fee	397	679	254	67	87	2,009	16
Accrued distribution fee	57	103	15	18	0	1,000	4
Accrued servicing fee	90	160	0	11	84	611	5
Variation margin payable	1	1,134	1,313	460	0	3,895	1
Recoupment payable to Manager	3	0	0	0	0	0	0
Swap premiums received	27,867	44,707	18,697	2,840	20	0	54
Unrealized depreciation on forward foreign currency contracts	5,046	3,020	2,631	128	0	716	10
Unrealized depreciation on swap agreements	6,894	10,395	7,679	939	277	2,203	224
Unrealized depreciation on forward volatility options	8	14	7	2	0	0	0
Other liabilities	0	2	0	0	0	0	0

	500,736	1,119,600	414,776	54,622	328,659	252,803	5,943

Net Assets	$1,476,332	$2,424,108	$865,445	$218,257	$276,980	$7,316,416	$55,834

Net Assets Consist of:
Paid in capital	$1,541,556	$2,437,978	$914,447	$222,525	$281,159	$7,398,559	$57,185
Undistributed (overdistributed) net investment income	(26,711)	(69,586)	(30,542)	(3,640)	647	(10,051)	(9)
Accumulated undistributed net realized gain (loss)	(4,549)	10,174	(6,330)	2,039	(489)	(209,251)	(146)
Net unrealized appreciation (depreciation)	(33,964)	45,542	(12,130)	(2,667)	(4,337)	137,159	(1,196)

	$1,476,332	$2,424,108	$865,445	$218,257	$276,980	$7,316,416	$55,834

Net Assets:
Institutional Class	$1,076,199	$1,664,360	$788,283	$170,002	$130,771	$3,890,064	$30,998
Administrative Class	10	56,200	77,162	11	0	737,876	1,137
Other Classes	400,133	703,548	0	48,244	146,209	2,688,476	23,699

Shares Issued and Outstanding:
Institutional Class	108,680	161,577	82,933	17,603	11,996	398,111	3,047
Administrative Class	1	5,456	8,118	1	0	75,515	112

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.90	$10.30	$9.51	$9.66	$10.90	$9.77	$10.17
Administrative Class	9.90	10.30	9.51	9.66	0.00	9.77	10.17

Cost of Investments Owned	$1,707,208	$2,712,394	$1,069,739	$243,666	$416,035	$7,199,573	$60,187

Cost of Foreign Currency Held	$8,269	$11,978	$4,517	$1,242	$0	$6,559	$9

Proceeds Received on Short Sales	$141,102	$397,306	$157,361	$13,233	$45,105	$0	$0

Premiums Received on Written Options	$4,036	$9,246	$3,429	$649	$143	$5,548	$28

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  45

Statements of Assets and Liabilities (Cont.)

Amounts in thousands, except per share amounts	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund
Assets:
Investments, at value	$2,567,239	$11,586,594	$433,538	$148,301	$1,870,814	$307,864
Cash	138	4,525	0	1	129	1
Foreign currency, at value	0	0	0	247	202	0
Receivable for investments sold	504,252	732,980	24,541	16	404,266	0
Receivable for investments sold on delayed-delivery basis	770,711	0	0	0	0	0
Receivable for Fund shares sold	913	19,805	51	114	907	708
Interest and dividends receivable	23,154	37,594	1,546	337	7,986	71
Variation margin receivable	8,441	3,636	22	68	349	0
Manager reimbursement receivable	0	0	0	0	0	0
Swap premiums paid	10	1,832	1	15	81	0
Unrealized appreciation on forward foreign currency contracts	0	919	0	17	234	0
Unrealized appreciation on swap agreements	0	2,932	83	20	567	0
Other assets	270	0	0	0	0	0

	3,875,128	12,390,817	459,782	149,136	2,285,535	308,644

Liabilities:
Payable for investments purchased	$239,814	$207,014	$4,933	$1,705	$255,457	$0
Payable for investments purchased on delayed-delivery basis	430,056	0	0	0	0	0
Payable for short sales	1,018,432	0	0	0	165,474	0
Overdraft due to Custodian	0	747	0	0	0	0
Written options outstanding	2,373	24,740	914	475	3,834	0
Payable for Fund shares redeemed	8,993	83,750	60	2	12,258	1,617
Dividends payable	285	5,420	155	27	521	100
Accrued investment advisory fee	446	2,782	104	33	454	33
Accrued administration fee	526	2,416	104	33	363	73
Accrued distribution fee	110	557	0	0	0	17
Accrued servicing fee	52	682	0	0	0	15
Variation margin payable	8,281	3,216	7	67	274	0
Recoupment payable to Manager	0	0	0	0	0	0
Swap premiums received	3,811	98	0	1	8	0
Unrealized depreciation on forward foreign currency contracts	0	8,509	0	31	947	0
Unrealized depreciation on swap agreements	5,623	3,958	0	18	113	0
Unrealized depreciation on forward volatility options	0	22	0	0	3	0
Other liabilities	0	0	0	0	0	0

	1,718,802	343,911	6,277	2,392	439,706	1,855

Net Assets	$2,156,326	$12,046,906	$453,505	$146,744	$1,845,829	$306,789

Net Assets Consist of:
Paid in capital	$2,261,939	$12,454,319	$470,584	$149,557	$1,906,084	$306,766
Undistributed (overdistributed) net investment income	1,371	(6,808)	(116)	(93)	1,095	48
Accumulated undistributed net realized gain (loss)	(28,222)	(182,235)	(9,484)	(1,166)	(20,499)	(25)
Net unrealized appreciation (depreciation)	(78,762)	(218,370)	(7,479)	(1,554)	(40,851)	0

	$2,156,326	$12,046,906	$453,505	$146,744	$1,845,829	$306,789

Net Assets:
Institutional Class	$1,832,892	$8,746,237	$452,372	$146,721	$1,845,829	$125,508
Administrative Class	99,319	329,977	1,133	23	0	19,114
Other Classes	224,115	2,970,692	0	0	0	162,167

Shares Issued and Outstanding:
Institutional Class	174,890	883,559	47,404	15,031	185,625	125,507
Administrative Class	9,477	33,335	119	2	0	19,114

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.48	$9.90	$9.54	$9.76	$9.94	$1.00
Administrative Class	10.48	9.90	9.54	9.76	0.00	1.00

Cost of Investments Owned	$2,622,323	$11,717,835	$438,203	$149,106	$1,906,314	$307,864

Cost of Foreign Currency Held	$0	$0	$0	$247	$202	$0

Proceeds Received on Short Sales	$1,024,358	$0	$0	$0	$165,836	$0

Premiums Received on Written Options	$2,221	$30,721	$1,202	$367	$4,579	$0

46  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Amounts in thousands, except per share amounts	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Mortgage Fund
Assets:
Investments, at value	$395,575	$30,681	$19,758,565	$287,052	$3,547,958	$1,106,326	$781,628
Cash	588	1	16,276	139	3,311	412	1
Foreign currency, at value	0	0	11,140	0	1,727	327	0
Receivable for investments sold	0	0	526,033	28,063	230,657	85,665	323,052
Receivable for investments sold on delayed-delivery basis	0	0	993,835	0	80,303	0	0
Receivable for Fund shares sold	630	125	39,394	186	8,739	1,996	1,730
Interest and dividends receivable	5,666	364	137,640	3,494	13,969	4,146	1,581
Variation margin receivable	753	0	1,351	546	9,073	6,481	28
Manager reimbursement receivable	0	0	0	0	0	0	0
Swap premiums paid	0	0	17,704	1,135	40	17	1,943
Unrealized appreciation on forward foreign currency contracts	0	0	1,781	0	529	713	0
Unrealized appreciation on swap agreements	3,463	0	36,784	2,240	370	937	1,028
Other assets	0	0	0	0	1	0	0

	406,675	31,171	21,540,503	322,855	3,896,677	1,207,020	1,110,991

Liabilities:
Payable for investments purchased	$0	$0	$1,952,032	$29,904	$0	$60,862	$565,407
Payable for investments purchased on delayed-delivery basis	0	0	4,451,263	0	20,648	0	0
Payable for short sales	0	0	911,278	0	81,925	0	0
Overdraft due to Custodian	0	0	0	0	0	0	0
Written options outstanding	290	31	2,209	114	9,030	5,187	127
Payable for Fund shares redeemed	1,966	34	52,397	1,655	6,698	76,338	782
Dividends payable	310	24	1,525	242	1,770	0	87
Accrued investment advisory fee	82	6	3,251	53	870	377	123
Accrued administration fee	107	9	4,047	64	749	314	147
Accrued distribution fee	54	0	1,827	10	261	116	2
Accrued servicing fee	46	5	1,808	35	123	75	65
Variation margin payable	753	0	1	539	8,991	9,798	0
Recoupment payable to Manager	0	0	0	0	0	0	0
Swap premiums received	2,160	0	16,161	0	60	541	72
Unrealized depreciation on forward foreign currency contracts	0	0	2,362	0	489	387	0
Unrealized depreciation on swap agreements	0	0	4,675	0	1,398	1,008	131
Unrealized depreciation on forward volatility options	0	0	0	0	0	2	0
Other liabilities	0	0	3,096	0	0	0	0

	5,768	109	7,407,932	32,616	133,012	155,005	566,943

Net Assets	$400,907	$31,062	$14,132,571	$290,239	$3,763,665	$1,052,015	$544,048

Net Assets Consist of:
Paid in capital	$397,470	$30,938	$14,510,978	$302,207	$3,784,550	$1,205,562	$555,988
Undistributed (overdistributed) net investment income	446	(7)	35,022	(10)	6,803	25,522	254
Accumulated undistributed net realized gain (loss)	(9,700)	50	(260,627)	(11,397)	(18,369)	(184,988)	(4,581)
Net unrealized appreciation (depreciation)	12,691	81	(152,802)	(561)	(9,319)	5,919	(7,613)

	$400,907	$31,062	$14,132,571	$290,239	$3,763,665	$1,052,015	$544,048

Net Assets:
Institutional Class	$198,755	$7,581	$5,920,513	$106,240	$2,144,713	$688,095	$357,590
Administrative Class	1,127	0	399,084	10	983,035	38,109	12,339
Other Classes	201,025	23,481	7,812,974	183,989	635,917	325,811	174,119

Shares Issued and Outstanding:
Institutional Class	19,521	705	547,267	10,668	214,868	66,280	34,169
Administrative Class	111	0	36,889	1	98,486	3,749	1,179

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.18	$10.76	$10.82	$9.96	$9.98	$10.38	$10.47
Administrative Class	10.18	0.00	10.82	9.96	9.98	10.15	10.47

Cost of Investments Owned	$386,319	$30,609	$19,939,188	$289,721	$3,550,753	$1,106,860	$790,134

Cost of Foreign Currency Held	$0	$0	$11,182	$0	$1,724	$328	$0

Proceeds Received on Short Sales	$0	$0	$905,019	$0	$81,849	$0	$0

Premiums Received on Written Options	$262	$28	$1,590	$105	$8,043	$3,945	$760

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  47

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	California Intermediate Municipal Bond Fund	Convertible Fund	Developing Local Markets Fund(1)	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund
Investment Income:
Interest, net of foreign taxes	$5,809	$158	$30,075	$80,963	$168,126	$61,514
Dividends, net of foreign taxes	0	662	0	177	763	92
Miscellaneous income	1	5	9	48	32	317

Total Income	5,810	825	30,084	81,188	168,921	61,923

Expenses:
Investment advisory fees	316	210	3,077	6,083	12,294	4,064
Administration fees	355	131	2,954	4,334	12,106	3,837
Distribution and/or servicing fees - Administrative Class	4	0	0	10	54	0
Distribution and/or servicing fees - Other Classes	120	0	245	1,161	3,763	887
Trustees’ fees	0	0	2	3	7	3
Organization costs	0	0	22	0	0	0
Interest expense	0	1	0	0	50	8
Miscellaneous expense	0	0	0	2	3	13

Total Expenses	795	342	6,300	11,593	28,277	8,812
Reimbursement by Manager	0	0	(20)	0	0	0

Net Expenses	795	342	6,280	11,593	28,277	8,812

Net Investment Income	5,015	483	23,804	69,595	140,644	53,111

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	714	(495)	8	19,490	118,006	462
Net realized gain (loss) on futures contracts, options and swaps	(1,907)	166	3	5,768	9,684	16,055
Net realized gain (loss) on foreign currency transactions	0	0	27,999	10,332	6,373	1,153
Net change in unrealized appreciation (depreciation) on investments	(919)	4,112	(359)	(2,959)	76,808	12,735
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	260	(35)	103	(4,080)	1,594	13,078
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1)	15,830	(3,379)	(420)	(1,058)

Net Gain (Loss)	(1,852)	3,747	43,584	25,172	212,045	42,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,163	$4,230	$67,388	$94,767	$352,689	$95,536

48  PIMCO Funds Annual Report  |  3.31.06

Amounts in thousands	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund
Investment Income:
Interest, net of foreign taxes	$53,186	$89,975	$49,483	$7,934	$16,403	$528,450	$2,153
Dividends, net of foreign taxes	51	451	145	83	28	2,912	8
Miscellaneous income	28	14	2	1	0	11,096	1

Total Income	53,265	90,440	49,630	8,018	16,431	542,458	2,162

Expenses:
Investment advisory fees	3,446	5,799	3,230	509	975	17,618	110
Administration fees	4,222	7,260	3,875	690	1,220	21,838	130
Distribution and/or servicing fees - Administrative Class	0	151	501	0	0	1,784	2
Distribution and/or servicing fees - Other Classes	1,628	2,899	0	347	1,047	17,501	62
Trustees’ fees	3	5	3	1	1	16	0
Organization costs	0	0	0	0	0	0	0
Interest expense	0	1	46	1	16	17	0
Miscellaneous expense	5	3	2	0	1	11	0

Total Expenses	9,304	16,118	7,657	1,548	3,260	58,785	304
Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	9,304	16,118	7,657	1,548	3,260	58,785	304

Net Investment Income	43,961	74,322	41,973	6,470	13,171	483,673	1,858

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,688)	9,547	7,500	2,009	(185)	115,847	(166)
Net realized gain (loss) on futures contracts, options and swaps	24,768	1,945	2,310	(1,504)	109	(5,252)	(19)
Net realized gain (loss) on foreign currency transactions	(136,850)	139,619	(68,972)	11,970	0	19,353	17
Net change in unrealized appreciation (depreciation) on investments	(32,774)	(149,339)	(63,664)	(14,231)	(389)	(64,604)	(731)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(56)	29,525	16,660	3,517	130	(5,449)	(209)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	14,794	(28,914)	4,421	(2,327)	0	(9,064)	34

Net Gain (Loss)	(131,806)	2,383	(101,745)	(566)	(335)	50,831	(1,074)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(87,845)	$76,705	$(59,772)	$5,904	$12,836	$534,504	$784

(1)	Period from May 31, 2005 to March 31, 2006

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  49

Statements of Operations (Cont.)

Year Ended March 31, 2006

Amounts in thousands	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund
Investment Income:
Interest, net of foreign taxes	$76,862	$522,890	$22,331	$4,382	$94,296	$12,983
Dividends, net of foreign taxes	0	7,092	306	28	1,135	0
Miscellaneous income	1	161	8	2	63	0

Total Income	76,863	530,143	22,645	4,412	95,494	12,983

Expenses:
Investment advisory fees	4,075	33,161	1,392	270	5,055	425
Administration fees	4,711	30,028	1,392	270	4,044	1,024
Distribution and/or servicing fees - Administrative Class	299	874	4	0	0	25
Distribution and/or servicing fees - Other Classes	1,323	15,646	0	0	0	667
Trustees’ fees	4	30	1	0	5	1
Organization costs	0	0	0	0	0	0
Interest expense	29	0	0	0	0	1
Miscellaneous expense	2	21	1	0	3	1

Total Expenses	10,443	79,760	2,790	540	9,107	2,144
Reimbursement by Manager	0	0	0	0	0	(264)

Net Expenses	10,443	79,760	2,790	540	9,107	1,880

Net Investment Income	66,420	450,383	19,855	3,872	86,387	11,103

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(29,340)	3,633	(186)	(65)	(1,882)	(18)
Net realized gain (loss) on futures contracts, options and swaps	6,340	(134,260)	(5,497)	(789)	(13,810)	0
Net realized gain (loss) on foreign currency transactions	0	26,725	0	114	2,424	0
Net change in unrealized appreciation (depreciation) on investments	(45,696)	(97,012)	(4,502)	(700)	(37,401)	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(32,162)	18,230	560	(147)	4,500	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(20,011)	0	(53)	(1,207)	0

Net Gain (Loss)	(100,858)	(202,695)	(9,625)	(1,640)	(47,376)	(18)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,438)	$247,688	$10,230	$2,232	$39,011	$11,085

50  PIMCO Funds Annual Report  |  3.31.06

Amounts in thousands	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Mortgage Fund
Investment Income:
Interest, net of foreign taxes	$15,502	$1,028	$773,536	$12,647	$159,726	$46,606	$25,316
Dividends, net of foreign taxes	0	0	542	0	0	576	10
Miscellaneous income	5	0	37	0	58	18	0

Total Income	15,507	1,028	774,115	12,647	159,784	47,200	25,326

Expenses:
Investment advisory fees	821	63	37,206	671	10,399	4,491	1,453
Administration fees	1,050	88	46,817	823	9,079	3,542	1,717
Distribution and/or servicing fees - Administrative Class	3	0	2,254	0	2,172	285	28
Distribution and/or servicing fees - Other Classes	1,116	55	42,673	587	2,619	2,143	747
Trustees’ fees	1	0	35	1	9	3	1
Organization costs	0	0	0	0	0	0	0
Interest expense	0	0	305	3	4	0	12
Miscellaneous expense	1	0	21	1	7	2	1

Total Expenses	2,992	206	129,311	2,086	24,289	10,466	3,959
Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	2,992	206	129,311	2,086	24,289	10,466	3,959

Net Investment Income	12,515	822	644,804	10,561	135,495	36,734	21,367

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,062)	4	(44,085)	(2,017)	(5,144)	(6,162)	(1,224)
Net realized gain (loss) on futures contracts, options and swaps	(1,712)	78	102,647	(1,050)	1,924	42,161	35
Net realized gain (loss) on foreign currency transactions	0	0	7,898	0	(5,971)	92	0
Net change in unrealized appreciation (depreciation) on investments	990	(187)	(607,884)	952	(3,786)	(6,860)	(6,503)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	2,258	15	(53,619)	1,567	(1,170)	40,720	1,014
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	1,082	0	3,012	(797)	0

Net Gain (Loss)	474	(90)	(593,961)	(548)	(11,135)	69,154	(6,678)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,989	$732	$50,843	$10,013	$124,360	$105,888	$14,689

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  51

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		Convertible Fund		Developing Local Markets Fund	Diversified Income Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Period from May 31, 2005 to March 31, 2006	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,015	$5,026	$483	$288	$23,804	$69,595	$43,537
Net realized gain (loss)	(1,193)	(1,250)	(329)	904	28,010	35,590	962
Net change in unrealized appreciation (depreciation)	(659)	(2,051)	4,076	(677)	15,574	(10,418)	6,388

Net increase (decrease) resulting from operations	3,163	1,725	4,230	515	67,388	94,767	50,887

Distributions to Shareholders:
From net investment income
Institutional Class	(3,271)	(3,058)	(1,453)	(1,162)	(20,990)	(62,693)	(40,952)
Administrative Class	(64)	(79)	0	0	0	(199)	(58)
Other Classes	(1,689)	(1,880)	0	0	(2,974)	(8,566)	(3,962)
From net realized capital gains
Institutional Class	0	0	0	0	(2,369)	(11,219)	(3,470)
Administrative Class	0	0	0	0	0	(38)	(12)
Other Classes	0	0	0	0	(483)	(1,943)	(419)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0

Total Distributions	(5,024)	(5,017)	(1,453)	(1,162)	(26,816)	(84,658)	(48,873)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	39,687	21,602	1,420	58,291	1,608,258	681,263	408,931
Administrative Class	0	0	0	368	0	401	3,697
Other Classes	18,393	14,988	0	0	290,231	138,023	94,343
Issued as reinvestment of distributions
Institutional Class	3,014	2,760	1,442	1,149	22,792	61,414	33,131
Administrative Class	64	79	0	0	0	237	69
Other Classes	1,079	1,183	0	0	2,813	7,559	3,193
Cost of shares redeemed
Institutional Class	(24,612)	(18,870)	(10,694)	(13,597)	(21,778)	(233,657)	(223,722)
Administrative Class	(78)	(386)	0	(1,275)	0	(263)	(116)
Other Classes	(18,837)	(17,957)	0	0	(17,161)	(43,963)	(35,077)
Net increase (decrease) resulting from Fund share transactions	18,710	3,399	(7,832)	44,936	1,885,155	611,014	284,449
Fund Redemption Fee	12	1	0	5	55	28	8

Total Increase (Decrease) in Net Assets	16,861	108	(5,055)	44,294	1,925,782	621,151	286,471

Net Assets:
Beginning of period	127,217	127,109	58,904	14,610	0	1,033,588	747,117

End of period*	$144,078	$127,217	$53,849	$58,904	$1,925,782	$1,654,739	$1,033,588

* Including undistributed (overdistributed) net investment income of:	$290	$299	$1,186	$576	$3,172	$(903)	$(3,449)

52  PIMCO Funds Annual Report  |  3.31.06

	Emerging Markets Bond Fund		Floating Income Fund			Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$140,644	$65,677	$53,111		$6,166	$43,961	$7,692	$74,322	$43,216
Net realized gain (loss)	134,063	42,527	17,670		625	(113,770)	16,930	151,111	(26,278)
Net change in unrealized appreciation (depreciation)	77,982	(910)	24,755		(2,309)	(18,036)	(15,929)	(148,728)	77,864

Net increase (decrease) resulting from operations	352,689	107,294	95,536		4,482	(87,845)	8,693	76,705	94,802

Distributions to Shareholders:
From net investment income
Institutional Class	(106,694)	(47,753)	(49,675)		(5,833)	(8,435)	(6,152)	(47,347)	(25,113)
Administrative Class	(1,140)	(719)	0		0	0	0	(1,710)	(1,131)
Other Classes	(38,535)	(24,328)	(12,884)		(2,265)	(1,309)	(1,457)	(18,145)	(12,110)
From net realized capital gains
Institutional Class	(64,491)	(44,509)	(3,665)		(12)	(4)	(5,182)	(50,858)	(30,349)
Administrative Class	(643)	(671)	0		0	0	0	(2,072)	(1,607)
Other Classes	(24,866)	(23,095)	(1,115)		(8)	(1)	(1,519)	(23,070)	(17,963)
Tax basis return of capital
Institutional Class	0	0	0		0	(21,766)	0	0	0
Administrative Class	0	0	0		0	0	0	0	0
Other Classes	0	0	0		0	(8,146)	0	0	0

Total Distributions	(236,369)	(141,075)	(67,339)		(8,118)	(39,661)	(14,310)	(143,202)	(88,273)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,234,451	1,263,069	877,319		735,475	790,174	1,040,495	966,039	554,751
Administrative Class	12,054	17,534	10		0	10	0	50,719	43,080
Other Classes	396,734	320,724	303,621		302,320	280,392	373,661	323,000	297,741
Issued as reinvestment of distributions
Institutional Class	163,100	89,168	52,465		5,780	27,288	10,925	90,825	51,029
Administrative Class	1,559	1,309	0		0	0	0	2,308	2,135
Other Classes	50,477	37,654	10,793		1,713	7,225	2,277	35,387	25,527
Cost of shares redeemed
Institutional Class	(768,748)	(684,488)	(628,316)		(13,866)	(642,291)	(55,594)	(532,695)	(372,991)
Administrative Class	(9,059)	(10,820)	0		0	0	0	(58,087)	(26,965)
Other Classes	(264,049)	(338,908)	(178,430)		(52,691)	(203,213)	(21,981)	(296,106)	(251,097)
Net increase (decrease) resulting from Fund share transactions	816,519	695,242	437,462		978,731	259,585	1,349,783	581,390	323,210
Fund Redemption Fee	93	51	10		4	35	52	100	48

Total Increase (Decrease) in Net Assets	932,932	661,512	465,669		975,099	132,114	1,344,218	514,993	329,787

Net Assets:
Beginning of period	2,116,228	1,454,716	975,099		0	1,344,218	0	1,909,115	1,579,328

End of period*	$3,049,160	$2,116,228	$1,440,768		$975,099	$1,476,332	$1,344,218	$2,424,108	$1,909,115

* Including undistributed (overdistributed) net investment income of:	$40,398	$30,742	$(201	) $	(1,359)	$(26,711)	$12,342	$(69,586)	$(140,052)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  53

Statements of Changes in Net Assets (Cont.)

	Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$41,973	$25,330	$6,470	$4,290	$13,171	$9,391	$483,673	$454,268
Net realized gain (loss)	(59,162)	34,078	12,475	9	(76)	4,401	129,948	142,356
Net change in unrealized appreciation (depreciation)	(42,583)	(4,314)	(13,041)	3,492	(259)	(4,410)	(79,117)	(124,034)

Net increase (decrease) resulting from operations	(59,772)	55,094	5,904	7,791	12,836	9,382	534,504	472,590

Distributions to Shareholders:
From net investment income
Institutional Class	(28,302)	(20,356)	(4,683)	(2,842)	(8,838)	(7,955)	(257,658)	(210,281)
Administrative Class	(4,610)	(899)	0	0	0	0	(50,296)	(45,960)
Other Classes	0	0	(1,198)	(982)	(5,360)	(3,384)	(183,220)	(203,941)
From net realized capital gains
Institutional Class	0	(66,003)	(5,682)	(3,094)	(2)	(3,159)	(1,013)	0
Administrative Class	0	(3,438)	0	0	0	0	(202)	0
Other Classes	0	0	(1,898)	(1,505)	(3)	(1,491)	(790)	0
Tax basis return of capital
Institutional Class	(3,147)	0	0	0	0	0	0	0
Administrative Class	(580)	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(36,639)	(90,696)	(13,461)	(8,423)	(14,203)	(15,989)	(493,179)	(460,182)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	332,521	580,244	63,266	22,133	39,989	400,500	1,779,054	1,658,543
Administrative Class	367,002	27,326	0	0	0	0	306,876	384,413
Other Classes	0	0	17,519	22,107	22,115	40,183	740,538	803,011
Issued as reinvestment of distributions
Institutional Class	26,879	69,645	9,352	5,347	8,462	10,828	215,806	166,858
Administrative Class	5,183	4,295	1	1	0	0	49,119	45,068
Other Classes	0	0	2,287	1,889	4,042	3,756	120,200	131,308
Cost of shares redeemed
Institutional Class	(714,322)	(269,603)	(23,602)	(15,676)	(340,635)	(190,012)	(1,100,926)	(1,940,247)
Administrative Class	(332,678)	(15,034)	0	0	0	0	(293,684)	(429,522)
Other Classes	0	0	(21,369)	(30,650)	(53,080)	(71,790)	(1,128,710)	(1,645,866)
Net increase (decrease) resulting from Fund share transactions	(315,415)	396,873	47,454	5,151	(319,107)	193,465	688,273	(826,434)
Fund Redemption Fee	27	7	15	4	0	1	243	257

Total Increase (Decrease) in Net Assets	(411,799)	361,278	39,912	4,523	(320,474)	186,859	729,841	(813,769)

Net Assets:
Beginning of period	1,277,244	915,966	178,345	173,822	597,454	410,595	6,586,575	7,400,344

End of period*	$865,445	$1,277,244	$218,257	$178,345	$276,980	$597,454	$7,316,416	$6,586,575

* Including undistributed (overdistributed) net investment income of:	$(30,542)	$2,972	$(3,640)	$(6,469)	$647	$661	$(10,051)	$(33,786)

54  PIMCO Funds Annual Report  |  3.31.06

	Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund		Low Duration Fund		Low Duration Fund II		Low Duration Fund III
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,858	$1,276	$66,420	$21,171	$450,383	$268,432	$19,855	$12,581	$3,872	$1,902
Net realized gain (loss)	(168)	129	(23,000)	13,309	(103,902)	34,119	(5,683)	2,227	(740)	618
Net change in unrealized appreciation (depreciation)	(906)	(1,173)	(77,858)	(28,286)	(98,793)	(213,566)	(3,942)	(11,522)	(900)	(1,595)

Net increase (decrease) resulting from operations	784	232	(34,438)	6,194	247,688	88,985	10,230	3,286	2,232	925

Distributions to Shareholders:
From net investment income
Institutional Class	(1,363)	(1,175)	(55,197)	(11,824)	(347,221)	(213,101)	(20,178)	(13,505)	(3,947)	(2,010)
Administrative Class	(43)	(59)	(4,227)	(3,817)	(12,013)	(8,455)	(53)	(23)	(1)	0
Other Classes	(507)	(37)	(7,306)	(5,931)	(108,030)	(67,712)	0	0	0	0
From net realized capital gains
Institutional Class	(23)	(587)	(1,855)	(13,505)	(32,703)	(59,777)	0	0	(370)	(870)
Administrative Class	(1)	(31)	(114)	(4,326)	(1,292)	(2,665)	0	0	0	0
Other Classes	(13)	(32)	(231)	(7,619)	(12,013)	(26,917)	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0

Total Distributions	(1,950)	(1,921)	(68,930)	(47,022)	(513,272)	(378,627)	(20,231)	(13,528)	(4,318)	(2,880)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	11,300	21,372	1,685,150	431,954	3,908,975	4,237,305	149,669	88,942	91,057	36,514
Administrative Class	552	1,713	47,682	50,585	146,542	150,418	1,669	28	10	3
Other Classes	22,247	4,730	84,207	74,101	774,310	1,578,661	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	1,156	1,554	56,362	25,056	342,181	240,916	18,762	12,451	4,162	2,800
Administrative Class	43	90	4,284	8,131	12,586	10,522	51	21	1	0
Other Classes	384	55	5,943	10,643	95,866	73,737	0	0	0	0
Cost of shares redeemed
Institutional Class	(11,186)	(21,364)	(419,327)	(131,378)	(4,611,076)	(4,765,751)	(261,061)	(237,829)	(46,374)	(25,039)
Administrative Class	(371)	(1,616)	(59,839)	(94,880)	(240,878)	(198,944)	(1,549)	(348)	(4)	0
Other Classes	(2,531)	(522)	(85,953)	(115,403)	(1,819,089)	(2,128,438)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	21,594	6,012	1,318,509	258,809	(1,390,583)	(801,574)	(92,459)	(136,735)	48,852	14,278
Fund Redemption Fee	2	6	70	95	78	68	1	0	0	0

Total Increase (Decrease) in Net Assets	20,430	4,329	1,215,211	218,076	(1,656,089)	(1,091,148)	(102,459)	(146,977)	46,766	12,323

Net Assets:
Beginning of period	35,404	31,075	941,115	723,039	13,702,995	14,794,143	555,964	702,941	99,978	87,655

End of period*	$55,834	$35,404	$2,156,326	$941,115	$12,046,906	$13,702,995	$453,505	$555,964	$146,744	$99,978

* Including undistributed (overdistributed) net investment income of:	$(9)	$29	$1,371	$1,461	$(6,808)	$(38,801)	$(116)	$(112)	$(93)	$(27)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  55

Statements of Changes in Net Assets (Cont.)

	Moderate Duration Fund		Money Market Fund		Municipal Bond Fund		New York Municipal Bond Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$86,387	$41,896	$11,103	$4,586	$12,515	$12,706	$822	$621
Net realized gain (loss)	(13,268)	20,172	(18)	(7)	(2,774)	(1,027)	82	70
Net change in unrealized appreciation (depreciation)	(34,108)	(43,916)	0	0	3,248	(5,860)	(172)	(339)

Net increase resulting from operations	39,011	18,152	11,085	4,579	12,989	5,819	732	352

Distributions to Shareholders:
From net investment income
Institutional Class	(88,851)	(44,469)	(4,473)	(2,055)	(5,631)	(5,007)	(155)	(56)
Administrative Class	0	0	(303)	(131)	(48)	(657)	0	0
Other Classes	0	0	(6,310)	(2,393)	(6,238)	(6,656)	(667)	(565)
From net realized capital gains
Institutional Class	(1,399)	(33,414)	0	0	0	0	(5)	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	(24)	0

Total Distributions	(90,250)	(77,883)	(11,086)	(4,579)	(11,917)	(12,320)	(851)	(621)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	446,159	809,160	115,405	195,477	99,626	39,528	5,630	2,249
Administrative Class	0	0	45,123	154,973	94	3,210	0	0
Other Classes	0	0	260,836	445,665	53,874	40,172	8,208	5,760
Issued as reinvestment of distributions
Institutional Class	85,951	74,102	4,173	1,931	5,140	3,866	140	38
Administrative Class	0	0	312	363	42	624	0	0
Other Classes	0	0	5,580	2,067	3,622	3,872	478	373
Cost of shares redeemed
Institutional Class	(552,846)	(489,324)	(174,160)	(179,488)	(37,729)	(36,116)	(1,122)	(1,329)
Administrative Class	0	0	(60,864)	(127,828)	(1,712)	(25,057)	0	0
Other Classes	0	0	(348,708)	(417,646)	(47,321)	(64,042)	(4,615)	(5,789)
Net increase (decrease) resulting from Fund share transactions	(20,736)	393,938	(152,303)	75,514	75,636	(33,943)	8,719	1,302
Fund Redemption Fee	1	3	0	0	6	35	1	0

Total Increase (Decrease) in Net Assets	(71,974)	334,210	(152,304)	75,514	76,714	(40,409)	8,601	1,033

Net Assets:
Beginning of period	1,917,803	1,583,593	459,093	383,579	324,193	364,602	22,461	21,428

End of period*	$1,845,829	$1,917,803	$306,789	$459,093	$400,907	$324,193	$31,062	$22,461

* Including undistributed (overdistributed) net investment income of:	$1,095	$(1,205)	$48	$31	$446	$686	$(7)	$(7)

56  PIMCO Funds Annual Report  |  3.31.06

	Real Return Fund		Short Duration Municipal Income Fund		Short-Term Fund		StocksPLUS@ Fund		Total Return Mortgage Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$644,804	$379,063	$10,561	$11,206	$135,495	$72,102	$36,734	$20,036	$21,367	$6,844
Net realized gain (loss)	66,460	146,066	(3,067)	(4,737)	(9,191)	14,202	36,091	99,417	(1,189)	(187)
Net change in unrealized appreciation (depreciation)	(660,421)	(139,091)	2,519	(5,026)	(1,944)	(22,837)	33,063	(9,989)	(5,489)	(3,493)

Net increase resulting from operations	50,843	386,038	10,013	1,443	124,360	63,467	105,888	109,464	14,689	3,164

Distributions to Shareholders:
From net investment income
Institutional Class	(259,212)	(141,769)	(3,828)	(3,368)	(83,928)	(48,959)	(18,374)	(52,455)	(15,691)	(3,407)
Administrative Class	(44,869)	(32,285)	0	(5)	(28,090)	(8,179)	(2,712)	(15,838)	(417)	(327)
Other Classes	(356,032)	(217,534)	(6,735)	(7,833)	(25,135)	(16,199)	(7,301)	(19,839)	(6,075)	(3,980)
From net realized capital gains
Institutional Class	(77,464)	(113,529)	0	0	0	(8,594)	0	0	0	(1,293)
Administrative Class	(6,552)	(26,671)	0	0	0	(1,608)	0	0	0	(244)
Other Classes	(113,489)	(210,217)	0	0	0	(3,575)	0	0	0	(3,633)

Total Distributions	(857,618)	(742,005)	(10,563)	(11,206)	(137,153)	(87,114)	(28,387)	(88,132)	(22,183)	(12,884)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,531,141	2,505,094	58,267	127,011	2,896,596	3,086,303	319,016	599,425	42,595	446,025
Administrative Class	404,139	415,089	0	260	493,782	464,775	83,609	97,021	4,090	958
Other Classes	2,471,851	3,208,565	54,454	186,240	171,437	465,937	87,397	92,421	62,672	58,264
Issued as reinvestment of distributions
Institutional Class	301,340	228,590	3,287	2,864	73,090	50,090	16,712	50,375	15,559	4,394
Administrative Class	50,042	58,375	0	5	28,024	9,720	2,694	15,793	419	571
Other Classes	345,474	317,288	4,007	5,267	18,339	14,729	5,901	16,127	5,232	6,539
Cost of shares redeemed
Institutional Class	(1,476,733)	(1,167,311)	(73,749)	(119,423)	(3,312,024)	(3,087,768)	(557,321)	(535,929)	(150,292)	(50,012)
Administrative Class	(1,054,123)	(276,770)	0	(498)	(251,415)	(89,768)	(184,952)	(480,781)	(3,292)	(5,009)
Other Classes	(2,833,460)	(1,836,533)	(156,714)	(273,484)	(575,998)	(910,432)	(185,640)	(144,232)	(61,652)	(71,029)
Net increase (decrease) resulting from Fund share transactions	739,671	3,452,387	(110,448)	(71,758)	(458,169)	3,586	(412,584)	(289,780)	(84,669)	390,701
Fund Redemption Fee	105	194	7	4	47	60	55	8	2	3

Total Increase (Decrease) in Net Assets	(66,999)	3,096,614	(110,991)	(81,517)	(470,915)	(20,001)	(335,028)	(268,440)	(92,161)	380,984

Net Assets:
Beginning of period	14,199,570	11,102,956	401,230	482,747	4,234,580	4,254,581	1,387,043	1,655,483	636,209	255,225

End of period*	$14,132,571	$14,199,570	$290,239	$401,230	$3,763,665	$4,234,580	$1,052,015	$1,387,043	$544,048	$636,209

* Including undistributed (overdistributed) net investment income of:	$35,022	$32,717	$(10)	$(8)	$6,803	$12,275	$25,522	$8,412	$254	$598

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  57

Schedule of Investments

California Intermediate Municipal Bond Fund

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.0%

California 84.5%

Alameda, California Revenue Notes, Series 1998
5.500% due 09/02/2012	$1,180	$1,207
Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	473
Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	178
4.000% due 08/01/2012	225	229
Berkeley, California Unified School District General Obligations Unlimited Notes, Series 2005
4.500% due 11/01/2006	1,000	1,006
Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,074
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	2,000	2,076
California State Coast Community College District General Obligation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,067
California State Department of Water Resources Revenue Bonds, Series 2005
3.150% due 05/01/2022	2,100	2,100
California State Department of Water Resources Revenue Notes, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 01/01/2011	5,000	5,338
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	566
5.000% due 10/01/2013	570	598
California State Educational Facilities Authority Revenue Notes, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	353
California State Educational Facilities Authority Revenue Notes, Series 1997
5.700% due 10/01/2015	135	142
California State Encinitas Union School District General Obligation Notes, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	860
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	162
California State General Obligation Bonds, Series 2004
3.040% due 05/01/2034	250	250
California State Health Facilities Financing Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	364
California State Health Facilities Financing Revenue Notes, Series 2005
5.000% due 07/01/2010	500	522
California State Housing Finance Agency Revenue Notes, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 07/01/2012	375	399
5.000% due 03/01/2013	1,000	1,064
California State Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,042
6.750% due 07/01/2032 (d)	1,300	1,411
California State Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	3,400	3,294
California State Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	892
California State Statewide Communities Development Authority Revenue Notes, Series 1998
5.100% due 05/15/2025	2,000	2,059
5.250% due 05/15/2025	1,000	1,031
California State Statewide Communities Development Authority Revenue Notes,(California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,079
California State Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,049
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,050
California State Tobacco Securitization Agency Revenue Notes, Series 2006
0.000% due 06/01/2028	4,500	3,538
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	505
Capistrano, California Unified School District Special Tax Notes, Series 1997
7.100% due 09/01/2021	1,785	1,882
Capistrano, California Unified School District Special Tax Notes, Series 1999
5.700% due 09/01/2020	1,500	1,624
Capistrano, California Unified School District Special Tax Notes, Series 2003
5.250% due 09/01/2016	700	706
5.375% due 09/01/2017	800	811
Chaffey, California Unified High School District General Obligation Notes, (FGIC Insured), Series 2005
5.000% due 08/01/2011	475	507
Chico, California Public Financing Authority Revenue Notes, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	496
Chula Vista, California Special Tax Notes, Series 2000
6.350% due 09/01/2017	230	249
6.400% due 09/01/2018	120	130
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,073
Corona, California Community Facilities District Special Tax Notes, Series 1998
5.875% due 09/01/2023	1,000	1,028
El Monte, California City School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,220
Fullerton, California Public Financing Authority Tax Allocation Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 09/01/2012	600	642
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.625% due 06/01/2038	5,000	5,517
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	4,650	4,683
Irvine, California Improvement Bond Act of 1915 Special Assessment Notes, Series 1997
3.100% due 09/02/2022	500	500
Lancaster, California Financing Authority Tax Allocation Revenue Notes, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,246
Los Altos, California School District General Obligation Notes, Series 2001
5.000% due 08/01/2016	200	209
Los Angeles County, California Department of Water & Power Revenue Bonds, Series 2003
5.000% due 08/01/2011	310	331
Los Angeles County, California Department of Water & Power Revenue Notes, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,608
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 10/01/2013	3,500	3,772
Los Angeles County, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	152
Los Angeles County, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,432
Los Angeles County, California Unified School District General Obligation Notes, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Los Angeles County, California Unified School District General Obligation Notes, Series 2005
4.250% due 10/18/2006	1,000	1,004

58  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Los Angeles, California Unified School District General Obligation Notes, (FGIC Insured), Series 2006
5.000% due 07/01/2012	$3,000	$3,210
Lucia Mar, California Unified School District General Obligation Notes, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,273
Madera, California Unified School District General Obligation Notes, (FGIC Insured), Series 2005
5.000% due 08/01/2013	1,180	1,270
Metropolitan Water District of Southern California General Obligation Notes, Series 1993
7.250% due 03/01/2007	150	155
Milpitas, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,268
Modesto, California Wastewater Revenue Notes, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,367
Murrieta Valley, California Unified School District Special Tax Bonds, Series 2001
6.400% due 09/01/2031	700	715
Murrieta Valley, California Unified School District Special Tax Notes, Series 2001
6.350% due 09/01/2025	580	592
Newport Mesa, California Unified School District General Obligation Notes, Series 2003
5.000% due 08/01/2011	605	643
Oak Grove, California School District General Obligation Notes, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	590
Oakland, California Redevelopment Agency Tax Allocation Notes, (FGIC Insured), Series 2003
5.500% due 09/01/2015	2,250	2,466
Orange County, California Community Facilities District Special Tax Notes, Series 2000
5.600% due 08/15/2011	455	476
5.700% due 08/15/2012	485	508
5.800% due 08/15/2013	600	630
6.200% due 08/15/2018	1,025	1,085
Orange County, California Local Transportation Authority Revenue Notes, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,571
Pomona, California Public Financing Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,737
Poway, California Unified School District Special Tax Notes, Series 2005
5.125% due 09/01/2028	1,000	995
Riverside County, California Asset Leasing Corporation Revenue Notes, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	266
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	830	979
Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,077
San Diego County, California Certificate of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,392
San Diego County, California Water District Revenue Notes, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	660
San Francisco, California Bay Area Rapid Transit Financing Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2016	2,150	2,316
San Francisco, California City & County Airport Commission Revenue Notes, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	313
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,180
San Jose, California Multifamily Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	960	986
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,063
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	657
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,068
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	90	99
San Ramon Valley, California Unified School District General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,761
Santa Margarita/Dana Point, California Authority Revenue Notes, (MBIA Insured), Series 1994
7.250% due 08/01/2006	150	152
South Orange County, California Public Financing Authority Special Tax Notes, (AMBAC Insured), Series 2005
5.000% due 08/15/2013	1,800	1,926
South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	539
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	501
Southeast California State Resource Recovery Facilities Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	2,125	2,265
Stockton, California Certificates of Participation Notes, Series 1999
4.750% due 08/01/2006	120	121
Sulphur Springs, California Union School District General Obligation Notes, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,310
University of California Revenue Notes, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,458

		121,736

Illinois 0.4%

Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	500	578

Louisiana 0.7%

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,056

Michigan 0.4%

Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	501

New Jersey 0.3%

New Jersey State Economic Development Authority Revenue Notes, Series 1998
6.800% due 04/01/2018	250	284
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	150	162

		446

New York 0.7%

New York City, New York Industrial Development Agency Revenue Notes, Series 2005
5.500% due 01/01/2016	1,000	1,073

Puerto Rico 6.6%

Commonwealth of Puerto Rico General Obligation Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,094
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	275
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/01/2026	1,175	1,232
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Notes, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	157
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,026
Puerto Rico Public Buildings Authority Revenue Notes, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,235
Puerto Rico Public Finance Corporations Revenue Notes, Series 2004
5.750% due 08/01/2027	3,250	3,495

		9,514

Texas 0.2%

Arlington, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2000
6.560% due 02/15/2024	250	264

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  59

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Virgin Islands 4.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2007	$1,500	$1,535
5.500% due 10/01/2008	3,000	3,105
Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	1,250	1,342

		5,982

Total Municipal Bonds & Notes (Cost $139,455)		141,150

SHORT-TERM INSTRUMENTS 1.0%

Repurchase Agreement 0.8%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,193. Repurchase proceeds are $1,167.)	1,167	1,167

U.S. Treasury Bills 0.2%

4.495% due 06/01/2006-06/15/2006 (a)(b)	370	367

Total Short-Term Instruments (Cost $1,534)		1,534

Total Investments 99.0% (Cost $140,989)		$142,684

Written Options (c) (0.0%) (Premiums $77)		(76)

Other Assets and Liabilities (Net) 1.0%		1,470

Net Assets 100.0%		$144,078

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $367 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	100	$(136)
90-Day Eurodollar December Futures	Long	12/2007	25	(8)
90-Day Eurodollar June Futures	Long	06/2007	25	(8)
90-Day Eurodollar March Futures	Long	03/2008	25	(8)
90-Day Eurodollar September Futures	Long	09/2007	25	(8)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	70	168
U.S. Treasury 5-Year Note June Futures	Long	06/2006	58	(45)

				$(45)

(c)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	100	$25	$2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	70	18	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	100	34	55

				$77	$76

(d)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
California State Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,411	0.98%

60  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

Convertible Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.3%

Banking & Finance 1.7%

Dow Jones CDX High Yield Index
8.625% due 06/29/2011	$500	$499
Ford Motor Credit Co.
4.950% due 01/15/2008	450	419

		918

Industrials 2.2%

CCO Holdings LLC
8.750% due 11/15/2013	400	391
Charter Communications Operating LLC
8.375% due 04/30/2014	250	251
Continental Airlines, Inc.
9.798% due 04/01/2021	245	254
JetBlue Airways Corp.
9.160% due 09/15/2009	265	268

		1,164

Utilities 1.4%

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	511
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	255

		766

Total Corporate Bonds & Notes (Cost $2,794)		2,848

CONVERTIBLE BONDS & NOTES 66.7%

Banking & Finance 4.3%

American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	313
AngloGold Holdings PLC
2.375% due 02/27/2009	100	108
Goldman Sachs Group LP
3.030% due 09/21/2009	250	245
Goldman Sachs Group, Inc.
1.296% due 09/20/2011	250	233
Legg Mason, Inc.
0.000% due 06/06/2031	175	255
Merrill Lynch & Co., Inc.
0.470% due 03/13/2032	400	463
Prudential Financial, Inc.
1.989% due 11/15/2035	125	125
US Bancorp
3.430% due 12/11/2035	575	572

		2,314

Industrials 55.0%

Actuant Corp.
2.000% due 11/15/2023	90	144
Allergan, Inc.
0.000% due 11/06/2022	300	373
Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	322
Allied Waste North America, Inc.
4.250% due 04/15/2034	250	233
Alza Corp.
0.000% due 07/28/2020	298	244
Amazon.com, Inc.
4.750% due 02/01/2009	141	135
American Tower Corp.
3.000% due 08/15/2012	350	553
Amgen, Inc.
0.125% due 02/01/2011	750	759
0.000% due 03/01/2032	1,025	775
Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	100	152
Armor Holdings, Inc.
2.000% due 11/01/2024	530	645
ArvinMeritor, Inc.
4.625% due 03/01/2026	500	502
Bausch & Lomb, Inc.
5.311% due 08/01/2023	175	230
Bristol-Myers Squibb Co.
4.410% due 09/15/2023	250	251
Carnival Corp.
2.000% due 04/15/2021	400	494
Cephalon, Inc.
0.000% due 06/15/2033	175	203
Ceradyne, Inc.
2.875% due 12/15/2035	250	279
Charter Communications, Inc.
5.875% due 11/16/2009	275	192
Chiron Corp.
2.750% due 06/20/2034	375	370
Connetics Corp.
2.000% due 03/30/2015	325	274
Costco Wholesale Corp.
0.000% due 08/19/2017	100	124
Diamond Offshore Drilling, Inc.
1.500% due 04/15/2031	125	230
Eastman Kodak Co.
3.375% due 10/15/2033	300	321
Edwards Lifesciences Corp.
3.875% due 05/15/2033	275	275
Electronic Data Systems Corp.
3.875% due 07/15/2023	150	156
Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	388
Flextronics International Ltd.
1.000% due 08/01/2010	200	182
Fluor Corp.
1.500% due 02/15/2024	425	668
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	381
Freeport-McMoRan Copper & Gold, Inc.
7.000% due 02/11/2011	275	549
Genzyme Corp.
1.250% due 12/01/2023	350	382
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	390	520
Halliburton Co.
3.125% due 07/15/2023	275	545
Hanover Compressor Co.
4.750% due 01/15/2014	200	276
Headwaters, Inc.
2.875% due 06/01/2016	100	144
Hilton Hotels Corp.
3.375% due 04/15/2023	452	551
Host Marriott LP
3.250% due 04/15/2024	375	485
ImClone Systems, Inc.
1.375% due 05/15/2024	200	174
Intel Corp.
2.950% due 12/15/2035	300	259
International Game Technology
0.000% due 01/29/2033	640	482
Interpublic Group of Cos., Inc.
4.500% due 03/15/2023	225	234
Invitrogen Corp.
2.000% due 08/01/2023	250	283
Juniper Networks, Inc.
0.000% due 06/15/2008	200	216
Keane, Inc.
2.000% due 06/15/2013	140	140
Lamar Advertising Co.
2.875% due 12/31/2010	260	302
Lincare Holdings, Inc.
3.000% due 06/15/2033	200	193
Lockheed Martin Corp.
4.499% due 08/15/2033	775	901
Logix Communications Enterprises
1.500% due 10/01/2025	300	297
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	213
0.861% due 10/19/2021	100	112
Magnum Hunter Resources, Inc.
4.910% due 12/15/2023	200	320
Manor Care, Inc.
2.625% due 04/15/2023	325	471
Masco Corp.
0.000% due 07/20/2031	275	128
Mediacom Communications Corp.
5.250% due 07/01/2006	675	675
Medtronic, Inc.
1.250% due 09/15/2021	550	548
Nabors Industries, Inc.
0.000% due 06/15/2023	250	287
Nortel Networks Corp.
4.250% due 09/01/2008	250	237
Novell, Inc.
0.500% due 07/15/2024	150	138
Omnicare, Inc.
3.250% due 12/15/2035	250	241
Open Solutions, Inc.
1.467% due 02/02/2035	500	298
Placer Dome, Inc.
2.750% due 10/15/2023	120	149
Pride International, Inc.
3.250% due 05/01/2033	200	267
Qwest Communications International, Inc.
3.500% due 11/15/2025	250	333
Red Hat, Inc.
0.500% due 01/15/2024	225	272
RF Micro Devices, Inc.
1.500% due 07/01/2010	125	155
Roper Industries, Inc.
1.481% due 01/15/2034	450	287
Royal Caribbean Cruises Ltd.
0.000% due 05/18/2021	400	267
Schlumberger Ltd.
1.500% due 06/01/2023	355	627
SCI Systems, Inc.
3.000% due 03/15/2007	528	513
Scientific Games Corp.
0.750% due 12/01/2024	525	673
Serologicals Corp.
4.750% due 08/15/2033	150	260
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	450	398
Solectron Corp.
0.500% due 02/15/2034	325	250
St. Jude Medical, Inc.
2.800% due 12/15/2035	250	248
Synaptics, Inc.
0.750% due 12/01/2024	250	204
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	1,000	994
Transocean, Inc.
1.500% due 05/15/2021	250	282
Universal Health Services, Inc.
0.426% due 06/23/2020	375	221
Utstarcom, Inc.
0.875% due 03/01/2008	350	303
Veritas Software Corp.
0.250% due 08/01/2013	250	246
Walt Disney Co.
2.125% due 04/15/2023	675	728
Wyeth
4.239% due 01/15/2024	401	429
Wynn Resorts Ltd.
6.000% due 07/15/2015	125	417

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  61

Schedule of Investments (Cont.)

Convertible Fund

	Principal Amount (000s)	Value (000s)
Yahoo!, Inc.
0.000% due 04/01/2008	$195	$313
YRC Worldwide, Inc.
3.375% due 11/25/2023	304	340

		29,632

Utilities 7.4%

Centerpoint Energy, Inc.
3.750% due 05/15/2023	225	249
CMS Energy Corp.
3.375% due 07/15/2023	450	587
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	248
Duke Energy Corp.
1.750% due 05/15/2023	300	370
Lucent Technologies, Inc.
2.750% due 06/15/2023	489	521
Nextel Communications, Inc.
5.250% due 01/15/2010	125	126
Nextel Partners, Inc.
1.500% due 11/15/2008	225	498
PPL Energy Supply LLC
2.625% due 05/15/2023	525	625
Reliant Energy, Inc.
5.000% due 08/15/2010	135	172
Time Warner Telecom, Inc.
2.375% due 04/01/2026	500	576

		3,972

Total Convertible Bonds & Notes (Cost $32,922)		35,918

	Shares

COMMON STOCKS 9.9%

Capital Goods 0.5%

Tyco International Ltd.	10,262	276

Communications 0.5%

Citizens Communications Co.	10,000	133
Valor Communications Group, Inc.	9,800	129

		262

Consumer Discretionary 0.9%

Cablevision Systems Corp. (a)	18,700	499

Consumer Services 1.7%

News Corp.	24,800	436
Time Warner, Inc.	26,500	445

		881

Energy 2.0%

El Paso Corp.	43,773	528
Ferrellgas Partners LP	7,400	157
Pioneer Natural Resources Co.	5,000	221
Suburban Propane Partners LP	5,200	154

		1,060

Healthcare 0.9%

Amylin Pharmaceuticals, Inc. (a)	3,500	171
Elan Corp. PLC (a)	2,501	36
Triad Hospitals, Inc. (a)	6,800	285

		492

Technology 1.6%

Advanced Micro Devices, Inc. (a)	12,146	403
Corning, Inc. (a)	10,973	295
Nortel Networks Corp. (a)	60,000	183

		881

Utilities 1.8%

Public Service Enterprise
Group, Inc.	4,090	262
TXU Corp.	2,600	116
Williams Cos., Inc.	28,360	607

		985

Total Common Stocks (Cost $4,669)		5,336

CONVERTIBLE PREFERRED STOCK 15.8%

Allied Waste Industries, Inc.
6.250% due 04/01/2006	1,650	100
6.250% due 03/01/2008	2,000	675
Aspen Insurance Holdings Ltd.
5.625% due 12/31/2049	5,500	283
Celanese Corp.
4.250% due 12/31/2049	10,000	305
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	479
5.000% due 12/31/2049	3,000	584
Comcast Corp.
2.000% due 11/15/2029	5,526	240
Constellation Brands, Inc.
5.750% due 09/01/2006	14,300	537
Entergy Corp.
7.625% due 02/17/2009	8,000	406
Fannie Mae
5.375% due 12/31/2049	3	288
Ford Motor Co. Capital Trust
6.500% due 01/15/2032	12,500	376
General Motors Corp.
5.250% due 03/06/2032	30,000	487
Huntsman Corp.
5.000% due 02/16/2008	5,500	237
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	119
Metlife, Inc.
6.375% due 08/15/2008	22,200	598
NRG Energy, Inc.
5.750% due 03/16/2009	1,000	241
4.000% due 12/31/2049	500	627
PMI Group, Inc.
5.875% due 11/15/2006	5,400	144
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	243
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	330
Washington Mutual Capital Trust
5.375% due 05/03/2041	7,400	400
Xerox Corp.
6.250% due 07/01/2006	6,700	836

Total Convertible Preferred Stock (Cost $8,182)		8,535

EXCHANGE-TRADED FUNDS 1.6%

NASDAQ-100 Index Tracking Stock	20,000	839

Total Exchange-Traded Funds (Cost $749)		839

	# of Contracts

PURCHASED CALL OPTIONS 0.1%

Ford Motor Co. (AMEX)
Strike @$10.000 Exp. 01/19/2008	450	45
JetBlue Airways Corp. (AMEX)
Strike @ $23.375 Exp. 01/19/2008	120	6
Symantec Corp. (AMEX)
Strike @ $22.500 Exp. 07/22/2006	75	1

Total Purchased Call Options (Cost $105)		52

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.2%

Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $96. Repurchase proceeds are $92.)	$92	92

U.S. Treasury Bills 0.0%

4.496% due 06/15/2006 (b)	35	35

Total Short-Term Instruments (Cost $127)		127

Total Investments 99.6% (Cost $49,548)		$53,655

Written Options (d) (0.0%) (Premiums $29)		(30)

Other Assets and Liabilities (Net) 0.4%		224

Net Assets 100.0%		$53,849

62  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Non-income producing security.
(b)	Securities with an aggregate market value of $35 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	9	$(33)

(c)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	JetBlue Airways Corp. 3.500% due 07/15/2033	Buy	(3.300)%	03/20/2008	$250	$2
Morgan Stanley Dean Witter & Co.	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	1.450%	12/20/2006	500	(3)

						$(1)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - AMEX Amylin Pharmaceuticals, Inc.	$50.000	01/20/2007	35	$14	$26
Call - AMEX Nortel Networks Corp.	4.000	06/17/2006	600	10	3
Call - AMEX Triad Hospitals, Inc.	45.000	05/20/2006	34	5	1

				$29	$30

(e)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Buy	BP	112	04/2006	$0	$(2)	$(2)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  63

Schedule of Investments

Developing Local Markets Fund

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 19.9%

Banking & Finance 12.8%

Banco Santander Chile
4.810% due 12/09/2009	$1,000	$1,001
Banque Centrale de Tunisie
7.500% due 09/19/2007	250	258
Bear Stearns Cos., Inc.
4.897% due 01/31/2011	13,500	13,523
CIT Group Holdings, Inc.
4.773% due 01/30/2009	13,500	13,517
CIT Group, Inc.
5.000% due 12/19/2007	17,500	17,514
Citigroup, Inc.
4.920% due 05/18/2010	5,000	5,015
Export-Import Bank of Korea
4.250% due 11/27/2007	3,300	3,240
Goldman Sachs Group, Inc.
4.810% due 11/10/2008	3,000	3,003
5.025% due 12/22/2008	8,600	8,607
5.022% due 03/02/2010	14,500	14,523
HSBC Finance Corp.
6.538% due 11/13/2007	5,800	5,917
International Lease Finance Corp.
4.941% due 04/20/2009	3,900	3,913
5.000% due 01/15/2010	5,000	5,031
JPMorgan Chase & Co.
4.720% due 10/02/2009	8,100	8,131
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	6,500	6,509
4.713% due 01/23/2009	9,000	9,006
5.150% due 12/23/2010	5,900	5,914
Malaysia Global Sukuk, Inc.
5.640% due 07/03/2007	9,400	9,481
MBNA Europe Funding PLC
4.950% due 09/07/2007	3,300	3,303
Merrill Lynch & Co., Inc.
5.017% due 06/16/2008	3,000	3,004
4.788% due 01/30/2009	9,500	9,506
Mirage Resorts, Inc.
7.250% due 10/15/2006	1,600	1,618
Morgan Stanley
4.830% due 02/09/2009	9,000	9,014
Pemex Finance Ltd.
9.690% due 08/15/2009	980	1,052
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	8,500	8,505
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	15,000	15,008
SLM Corp.
4.763% due 07/27/2009	13,300	13,300
Universal City Florida Holding Co.
9.430% due 05/01/2010	6,500	6,630
VTB Capital S.A.
5.250% due 09/21/2007	12,000	12,049
5.680% due 09/21/2007	20,500	20,515
Wachovia Corp.
4.990% due 03/15/2011	9,000	9,010

		246,617

Industrials 4.4%

Bavaria S.A.
8.875% due 11/01/2010	1,500	1,628
Cablevision Systems Corp.
8.716% due 04/01/2009	5,000	5,269
Cisco Systems, Inc.
4.850% due 02/20/2009	2,700	2,704
Cox Communications, Inc.
5.039% due 12/14/2007	9,000	9,062
CSN Iron S.A.
9.125% due 06/01/2007	2,000	2,065
CSX Corp.
4.990% due 08/03/2006	4,253	4,257
DaimlerChrysler N.A. Holding Corp.
5.330% due 03/13/2009	8,500	8,508
Echostar DBS Corp.
5.750% due 10/01/2008	1,500	1,493
El Paso Corp.
6.950% due 12/15/2007	900	911
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	7,192	7,552
Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,053
HJ Heinz Co.
6.428% due 12/01/2020	4,300	4,379
Host Marriott LP
9.250% due 10/01/2007	1,600	1,684
Intelsat Bermuda Ltd.
9.609% due 01/15/2012	3,000	3,064
JC Penney Corp, Inc.
7.600% due 04/01/2007	2,108	2,157
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	9,000	9,007
Qwest Communications International, Inc.
8.249% due 02/15/2009	5,900	6,062
RJ Reynolds Tobacco Holdings, Inc.
6.500% due 06/01/2007	1,600	1,616
Safeway, Inc.
5.315% due 03/27/2009	2,000	2,001
Salomon Brothers AG
9.125% due 04/25/2007	4,425	4,602
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,374
Williams Cos., Inc.
5.935% due 02/16/2007	1,600	1,630

		85,078

Utilities 2.7%

BellSouth Corp.
4.258% due 04/26/2021	5,800	5,797
CMS Energy Corp.
9.875% due 10/15/2007	1,500	1,603
7.500% due 01/15/2009	900	930
Dominion Resources, Inc.
5.265% due 09/28/2007	4,800	4,806
Enersis S.A.
6.900% due 12/01/2006	2,000	2,014
Entergy Gulf States, Inc.
5.610% due 12/08/2008	6,300	6,307
FirstEnergy Corp.
5.500% due 11/15/2006	800	800
Florida Power Corp.
5.141% due 11/14/2008	8,400	8,408
Korea Electric Power Corp.
5.680% due 12/20/2007	700	707
PSEG Power LLC
6.875% due 04/15/2006	800	800
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	900	910
Qwest Corp.
5.625% due 11/15/2008	1,500	1,496
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,974	1,912
Rogers Wireless, Inc.
8.035% due 12/15/2010	5,000	5,188
Sprint Capital Corp.
4.780% due 08/17/2006	1,300	1,297
Verizon Global Funding Corp.
6.040% due 08/15/2007	9,500	9,503

		52,478

Total Corporate Bonds & Notes (Cost $383,984)		384,173

U.S. GOVERNMENT AGENCIES 1.0%

Fannie Mae
4.818% due 09/01/2044	6,478	6,514
Freddie Mac
4.500% due 04/15/2019	1,173	1,164
4.818% due 02/25/2045	7,591	7,623
5.078% due 08/25/2031	920	925
5.098% due 09/25/2031	955	955
5.099% due 12/15/2030	1,582	1,589

Total U.S. Government Agencies (Cost $18,746)		18,770

MORTGAGE-BACKED SECURITIES 1.2%

Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045	987	989
Harborview Mortgage Loan Trust
5.016% due 03/19/2037	3,693	3,696
Lehman XS Trust
4.910% due 04/25/2046	7,400	7,400
5.000% due 05/25/2046	5,000	5,000
Sequoia Mortgage Trust
4.083% due 04/20/2035	1,125	1,091
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	4,500	4,500

Total Mortgage-Backed Securities (Cost $22,693)		22,676

ASSET-BACKED SECURITIES 10.0%

ACE Securities Corp.
4.928% due 10/25/2035	2,564	2,566
4.888% due 12/25/2035	3,531	3,533
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	795	796
4.898% due 03/25/2036	2,052	2,054
Argent Securities, Inc.
4.938% due 10/25/2035	1,050	1,051
4.918% due 11/25/2035	2,289	2,291
4.898% due 03/25/2036	9,269	9,275
Asset-Backed Funding Certificates
4.938% due 06/25/2035	4,597	4,600
4.928% due 08/25/2035	1,306	1,307
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035	100	100
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 07/25/2031	305	306
5.028% due 09/25/2031	192	192
5.018% due 09/25/2034	2,420	2,423
4.898% due 11/25/2035	2,682	2,681
4.888% due 12/25/2035	1,789	1,789
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035	731	732
Countrywide Asset-Backed Certificates
4.978% due 08/25/2033	4,276	4,278
4.918% due 08/25/2035	924	925
5.008% due 08/25/2035	1,250	1,251
4.888% due 02/25/2036	3,370	3,373
4.948% due 02/25/2036	2,747	2,748
4.888% due 04/25/2036	2,597	2,598
FBR Securitization Trust
4.938% due 09/25/2035	1,768	1,769
4.998% due 09/25/2035	2,600	2,602
4.928% due 10/25/2035	1,469	1,470
First Franklin Mortgage Loan Asset-Backed Certificates
4.908% due 01/25/2036	4,253	4,256
4.888% due 03/25/2035	2,208	2,209

64  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
First NLC Trust
4.928% due 09/25/2035		$731	$731
4.928% due 12/25/2035		1,203	1,203
Fremont Home Loan Trust
4.908% due 01/25/2036		9,158	9,165
GSAMP Trust
4.908% due 11/25/2035		2,157	2,158
4.928% due 01/25/2036		1,249	1,250
Home Equity Asset Trust
4.928% due 02/25/2036		2,622	2,624
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,728	1,729
4.908% due 05/25/2036		1,877	1,878
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		2,850	2,852
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		7,262	7,266
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		1,380	1,382
4.908% due 01/25/2036		3,934	3,936
4.898% due 02/25/2036		2,496	2,498
4.740% due 03/25/2036		9,000	8,999
4.889% due 04/25/2036		4,500	4,500
Mastr Asset-Backed Securities Trust
4.661% due 12/25/2035		2,134	2,135
4.651% due 01/25/2036		5,769	5,773
4.661% due 01/25/2036		2,023	2,024
Merrill Lynch Mortgage Investors, Inc.
4.850% due 02/25/2037		3,300	3,299
Metris Master Trust
5.096% due 11/20/2009		4,900	4,905
Morgan Stanley ABS Capital I
4.889% due 03/25/2036		5,000	5,000
Morgan Stanley Capital I
4.703% due 02/25/2036		10,500	10,505
New Century Home Equity Loan Trust
4.928% due 09/25/2035		1,876	1,878
4.938% due 10/25/2035		1,355	1,356
Option One Mortgage Loan Trust
4.291% due 11/25/2035		1,056	1,057
Park Place Securities, Inc.
4.988% due 02/25/2035		804	805
4.928% due 08/25/2035		782	783
Renaissance Home Equity Loan Trust
5.018% due 02/25/2035		47	47
4.968% due 10/25/2035		992	992
Residential Asset Mortgage Products, Inc.
4.928% due 10/25/2035		940	941
4.640% due 02/25/2036		5,351	5,355
Residential Asset Securities Corp.
4.898% due 10/27/2024		4,456	4,458
4.918% due 09/25/2025		575	576
4.928% due 09/25/2035		989	990
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		1,349	1,350
SACO I, Inc.
4.928% due 11/25/2020		847	848
4.928% due 10/25/2033		1,172	1,173
4.898% due 01/25/2034		1,654	1,654
4.928% due 07/25/2035		664	665
SG Mortgage Securities Trust
4.918% due 09/25/2035		1,162	1,163
SLM Student Loan Trust
4.593% due 01/25/2013		4,417	4,419
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		3,510	3,513
4.928% due 11/25/2035		1,047	1,048
4.890% due 05/25/2036		5,200	5,203
Structured Asset Investment Loan Trust
4.908% due 07/25/2035		1,298	1,299
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,000	972
4.918% due 06/25/2035		881	882

Total Asset-Backed Securities (Cost $192,334)			192,414

SOVEREIGN ISSUES 3.5%

Brazilian Government International Bond
5.188% due 04/15/2006		6,184	6,130
5.250% due 04/15/2009		11,407	11,410
Chile Government International Bond
5.060% due 01/28/2008		7,500	7,539
El Salvador Government International Bond
10.000% due 01/15/2007		3,200	3,318
Guatemala Government Bond
8.500% due 08/03/2007		2,500	2,594
Panama Government International Bond
8.250% due 04/22/2008		583	612
Russia Government International Bond
10.000% due 06/26/2007		10,000	10,548
Russian Ministry of Finance
3.000% due 05/14/2006		12,600	12,598
Ukraine Government International Bond
11.000% due 03/15/2007		7,841	8,147
Venezuela Government International Bond
6.000% due 03/31/2007		714	716
9.125% due 06/18/2007		3,000	3,113
5.563% due 12/18/2007		1,476	1,480

Total Sovereign Issues (Cost $68,017)			68,205

FOREIGN CURRENCY- DENOMINATED ISSUES (c) 0.7%

Peru Government Bond
7.840% due 08/12/2020	PN	17,000	4,735
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MP	92,400	8,158

Total Foreign Currency-Denominated Issues (Cost $13,567)			12,893

SHORT-TERM INSTRUMENTS (c) 64.3%

Commercial Paper 63.5%

Bank of America Corp.
4.605% due 05/10/2006		$25,000	24,882
4.815% due 06/19/2006		25,000	24,731
Bank of Ireland
4.550% due 04/26/2006		25,200	25,127
4.605% due 05/09/2006		1,300	1,294
Barclays U.S. Funding Corp.
4.460% due 04/11/2006		6,900	6,893
4.500% due 04/17/2006		2,400	2,396
4.645% due 05/15/2006		9,900	9,846
4.710% due 05/30/2006		10,900	10,819
4.840% due 06/27/2006		2,300	2,273
4.880% due 06/30/2006		25,300	24,989
BNP Paribas Finance
4.480% due 04/20/2006		41,200	41,113
Carolina Power & Light Co.
4.560% due 04/21/2006		1,500	1,497
Danske Corp.
4.420% due 04/06/2006		10,100	10,096
4.510% due 04/26/2006		35,200	35,099
4.700% due 06/01/2006		4,400	4,366
4.740% due 06/08/2006		900	892
4.830% due 06/26/2006		1,100	1,087
Dexia Delaware LLC
4.430% due 04/06/2006		12,300	12,295
4.600% due 05/09/2006		38,400	38,223
DnB NORBank ASA
4.645% due 06/07/2006		45,400	44,986
4.755% due 06/13/2006		8,800	8,713
Fannie Mae
4.316% due 04/03/2006		52,400	52,400
Florida Power Corp.
4.560% due 04/24/2006		1,500	1,496
4.630% due 04/28/2006		1,600	1,595
ForeningsSparbanken AB
4.450% due 04/11/2006		20,000	19,980
4.790% due 06/14/2006		21,300	21,085
Fortis Funding LLC
4.490% due 05/11/2006		38,800	38,616
4.810% due 06/22/2006		15,000	14,832
Freddie Mac
4.650% due 04/03/2006		187,900	187,900
HBOS Treasury Services PLC
4.670% due 05/24/2006		32,800	32,583
4.795% due 06/14/2006		21,300	21,086
IXIS Commercial Paper Corp.
4.440% due 04/19/2006		9,400	9,381
4.470% due 05/02/2006		4,500	4,484
4.600% due 05/04/2006		4,600	4,582
4.530% due 05/08/2006		7,500	7,467
4.660% due 05/22/2006		18,900	18,780
4.690% due 06/05/2006		4,200	4,163
Rabobank USA Financial Corp.
4.830% due 04/03/2006		52,400	52,400
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006		30,300	30,213
4.665% due 05/23/2006		22,300	22,156
4.675% due 05/24/2006		500	497
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		28,400	28,375
4.855% due 06/29/2006		14,000	13,830
Spintab AB
4.550% due 04/25/2006		12,900	12,864
Statens Bostadsfin Bank
4.445% due 04/05/2006		37,900	37,891
4.765% due 05/22/2006		37,700	37,455
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		51,100	51,086
Toyota Motor Credit Corp.
4.740% due 04/28/2006		51,100	50,932
UBS Finance Delaware LLC
4.830% due 04/03/2006		3,500	3,500
4.480% due 04/20/2006		3,500	3,493
4.470% due 05/09/2006		27,800	27,676
4.480% due 05/10/2006		1,900	1,891
4.670% due 05/23/2006		12,100	12,022
4.530% due 05/24/2006		2,600	2,583
4.790% due 07/07/2006		6,700	6,611
Westpac Capital Corp.
4.780% due 06/05/2006		25,400	25,175
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		6,300	6,295
4.560% due 04/28/2006		15,000	14,952
4.660% due 06/08/2006		9,000	8,917

			1,222,861

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  65

Schedule of Investments (Cont.)

Developing Local Markets Fund

	Principal Amount (000s)		Value (000s)
Tri-Party Repurchase Agreement 0.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $6,608. Repurchase proceeds are $6,480.)		$6,478	$6,478

Egypt Treasury Bills 0.5%

1.010% due 01/30/2007	EP	54,000	8,776

Total Short-Term Instruments (Cost $1,238,287)			1,238,115

Total Investments (a) 100.6% (Cost $1,937,628)			$1,937,246
Other Assets and Liabilities (Net) (0.6%)			(11,464)

Net Assets 100.0%			$1,925,782

Notes to Schedule of Investments

(amounts in thousands):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $43,101 were valued with reference to securities whose prices are more readily obtainable.
(b)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	17.930%	10/02/2006	BR	8,500	$23
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	16.120%	07/02/2007		10,350	26
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	4,500,000	28
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	7,000	26

							$103

(c)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	146,690	05/2006	$5,737	$0	$5,737
Buy		67,817	07/2006	955	0	955
Buy		5,256	08/2006	14	(15)	(1)
Buy	CK	2,228,309	04/2006	1,862	0	1,862
Buy		1,452,525	08/2006	112	(496)	(384)
Buy	CO	54,688,980	04/2006	35	(102)	(67)
Buy		45,309,000	07/2006	0	(234)	(234)
Buy	CP	27,333,202	04/2006	491	(522)	(31)
Buy		9,440,412	07/2006	18	0	18
Buy		17,059,250	08/2006	93	(8)	85
Buy	CY	201,844	05/2006	0	(152)	(152)
Buy		5,869	07/2006	0	(10)	(10)
Buy		134,169	08/2006	0	(88)	(88)
Buy		511	09/2006	0	0	0
Buy		62,983	03/2007	0	(20)	(20)
Buy	H$	42,808	05/2006	0	(1)	(1)
Buy		206,000	08/2006	0	(44)	(44)
Buy	IR	138,000,000	05/2006	492	0	492
Buy		146,330,000	07/2006	1,147	0	1,147
Buy		93,490,000	08/2006	183	0	183
Buy	IS	113,575	05/2006	0	(344)	(344)
Buy		121,954	08/2006	3	(61)	(58)
Buy	JY	1,644,556	05/2006	62	0	62
Buy	KW	62,822,140	05/2006	2,988	0	2,988

66  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KW	37,051,812	08/2006	$132	$(19)	$113
Buy		2,039,114	09/2006	5	0	5
Buy	MP	942,682	05/2006	92	(1,045)	(953)
Buy		1,059,297	08/2006	28	(3,095)	(3,067)
Buy	PN	54,343	04/2006	88	0	88
Buy		23,390	07/2006	0	(132)	(132)
Buy		7,564	08/2006	0	(62)	(62)
Buy	PZ	274,572	05/2006	1,062	(1,022)	40
Buy		322,954	08/2006	103	(2,157)	(2,054)
Buy	RP	985,015	05/2006	390	0	390
Buy		925,859	08/2006	14	(64)	(50)
Buy	RR	882,593	05/2006	1,027	0	1,027
Buy		1,352,173	08/2006	674	0	674
Buy		87,487	09/2006	0	(6)	(6)
Buy		1,125,200	02/2007	523	0	523
Buy	S$	138,932	05/2006	2,066	0	2,066
Buy		173,212	08/2006	372	0	372
Buy	SR	290,782	05/2006	2,106	(113)	1,993
Buy		364,939	08/2006	135	(354)	(219)
Buy	SV	1,995,422	04/2006	1,188	(71)	1,117
Buy		542,508	05/2006	88	(75)	13
Buy		967,354	08/2006	8	(218)	(210)
Buy		222,266	09/2006	42	0	42
Buy	T$	1,140,144	05/2006	391	(349)	42
Buy		331,119	08/2006	0	(159)	(159)
Buy	TB	1,322,932	05/2006	1,271	0	1,271
Buy		585,600	08/2006	13	0	13
Buy	TL	39,262	05/2006	925	0	925
Buy		46,116	08/2006	24	(57)	(33)
Buy	UH	23,400	09/2006	0	(2)	(2)

				$26,959	$(11,097)	$15,862

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  67

Schedule of Investments

Diversified Income Fund

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.9%

Appleton Papers, Inc.
5.730% due 06/09/2010	$139	$141
6.330% due 06/11/2010	131	132
Georgia-Pacific Corp.
7.880% due 12/20/2012	7,980	8,046
Hertz Corp.
5.000% due 12/21/2012	1,996	2,025
Kingdom of Morocco
3.813% due 01/05/2009	44	44
OAO Rosneft Oil Co.
5.000% due 12/30/2008	4,952	4,946
6.131% due 12/30/2008	48	48

Total Bank Loan Obligations (Cost $15,280)		15,382

CORPORATE BONDS & NOTES 51.7%

Banking & Finance 12.9%

AES El Salvador Trust
6.750% due 02/01/2016	6,900	6,740
AES Ironwood LLC
8.857% due 11/30/2025	1,649	1,855
AES Red Oak LLC
8.540% due 11/30/2019	2,739	2,999
AIG SunAmerica Global Financing
6.900% due 03/15/2032	220	243
American Honda Finance Corp.
4.500% due 05/26/2009	500	487
American International Group, Inc.
2.875% due 05/15/2008	1,000	953
Asahi Finance Cayman Ltd.
5.700% due 03/27/2049	1,000	1,009
Atlantic & Western Re Ltd.
10.519% due 01/09/2007	5,500	5,452
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	1,500	1,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,987
Banco Santander Chile
5.220% due 12/09/2009	5,000	5,007
Bank of America Corp.
3.875% due 01/15/2008	920	899
BankAmerica Instit-A
8.070% due 12/31/2026	500	528
Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,649
8.250% due 09/19/2027	570	693
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	2,600	2,892
Bear Stearns Cos., Inc.
4.960% due 01/30/2009	3,000	3,017
4.500% due 10/28/2010	1,000	963
4.897% due 01/31/2011	7,500	7,513
Beaver Valley Funding
9.000% due 06/01/2017	325	368
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	474
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,163
CarrAmerica Realty Corp.
7.125% due 01/15/2012	500	536
Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	977
CIT Group, Inc.
5.000% due 12/19/2007	5,100	5,104
Citicorp.
6.375% due 11/15/2008	400	411
Citigroup Capital
7.750% due 12/01/2036	100	105
Citigroup, Inc.
6.000% due 02/21/2012	650	667
Columbia University
6.875% due 12/15/2015	500	538
Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,325
Crestar Capital Trust I
8.160% due 12/15/2026	500	527
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,445
4.875% due 07/21/2015	2,050	1,933
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,935
First Empire Capital Trust II
8.277% due 06/01/2027	500	533
Ford Motor Credit Co.
6.500% due 01/25/2007	700	697
7.375% due 02/01/2011	5,700	5,249
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	397
Frank Russell Co.
5.625% due 01/15/2009	500	505
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008	1,400	1,441
General Electric Capital Corp.
4.714% due 10/21/2010	4,500	4,506
5.875% due 02/15/2012	500	511
General Motors Acceptance Corp.
5.645% due 05/18/2006	40	40
5.500% due 01/16/2007	300	295
7.250% due 03/02/2011	5,000	4,743
6.750% due 12/01/2014	600	541
General RE Corp.
9.000% due 09/12/2009	500	559
Genworth Global Funding Trusts
4.970% due 02/10/2009	2,600	2,602
Goldman Sachs Group LP
7.200% due 11/01/2006	500	505
Goldman Sachs Group, Inc.
4.760% due 07/29/2008	5,000	5,007
5.025% due 12/22/2008	4,800	4,804
4.944% due 07/23/2009	2,150	2,164
7.350% due 10/01/2009	500	530
5.700% due 09/01/2012	165	166
4.750% due 07/15/2013	1,225	1,159
5.250% due 10/15/2013	2,400	2,340
6.125% due 02/15/2033	45	45
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,470
HBOS PLC
5.920% due 09/29/2049	5,000	4,836
HSBC Bank USA N.A.
4.625% due 04/01/2014	400	374
HSBC Finance Corp.
6.400% due 06/17/2008	950	971
4.125% due 12/15/2008	500	485
4.750% due 07/15/2013	120	113
Industrial Bank of Korea
4.000% due 05/19/2014	30	28
International Lease Finance Corp.
5.000% due 01/15/2010	3,000	3,019
J Paul Getty Trust
5.875% due 10/01/2033	1,000	986
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,401
Kazkommerts International BV
8.500% due 04/16/2013	400	426
KRATON Polymers LLC
8.125% due 01/15/2014	2,000	2,015
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	2,500	2,503
4.713% due 01/23/2009	5,000	5,003
M&I Capital Trust A
7.650% due 12/01/2026	500	524
MBNA Capital B
5.480% due 02/01/2027	3,000	2,971
Merrill Lynch & Co., Inc.
4.788% due 01/30/2009	5,100	5,103
MetLife, Inc.
5.375% due 12/15/2012	45	44
Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	652
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008	3,000	3,259
8.790% due 12/29/2049	450	479
Morgan Stanley
4.850% due 01/18/2011	4,700	4,714
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	3,300	3,279
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,504
Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	596
Pemex Finance Ltd.
8.020% due 05/15/2007	231	235
9.690% due 08/15/2009	931	1,000
Prudential Financial, Inc.
4.104% due 11/15/2006	1,289	1,281
Rabobank Capital Funding II
5.260% due 12/26/2049	860	828
Riggs Capital Trust
8.625% due 12/31/2026	1,000	1,062
8.625% due 12/31/2026	345	367
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,855
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	5,300	5,303
9.118% due 03/31/2049	500	561
Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	514
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,041
Swiss Bank Corp. NY
7.000% due 10/15/2015	500	551
Tenneco, Inc.
10.250% due 07/15/2013	2,700	3,010
8.625% due 11/15/2014	3,500	3,517
TNB Capital Ltd.
5.250% due 05/05/2015	570	552
TRAINS
7.406% due 06/15/2015	16,966	17,185
UBS Luxembourg S.A.
6.230% due 02/11/2015	1,500	1,501
UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	265
Universal City Development Partners
11.750% due 04/01/2010	500	554
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	810
Ventas Realty LP
8.750% due 05/01/2009	750	799
9.000% due 05/01/2012	800	902
VTB Capital S.A.
5.680% due 09/21/2007	2,100	2,102
Wachovia Corp.
5.250% due 08/01/2014	500	486
Wells Fargo & Co.
4.668% due 01/12/2011	7,200	7,210
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,500	1,627

		218,109

Industrials 28.8%

Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,000	980
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,929
8.850% due 08/01/2030	745	672

68  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Airgas, Inc.
6.250% due 07/15/2014	$1,050	$1,039
Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,445
Alliance One International, Inc.
11.000% due 05/15/2012	700	675
Allied Waste North America
8.500% due 12/01/2008	995	1,051
6.500% due 11/15/2010	250	248
7.875% due 04/15/2013	2,000	2,097
7.250% due 03/15/2015	5,500	5,637
Amerada Hess Corp.
6.650% due 08/15/2011	810	848
7.300% due 08/15/2031	425	475
American Media Operations, Inc.
10.250% due 05/01/2009	500	455
AmeriGas Partners LP
7.250% due 05/20/2015	500	502
7.125% due 05/20/2016	3,200	3,200
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	513
Argo-Tech Corp.
9.250% due 06/01/2011	750	795
Armor Holdings, Inc.
8.250% due 08/15/2013	325	350
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,475
AstraZeneca PLC
5.400% due 06/01/2014	500	498
Atlantic Richfield Co.
8.530% due 02/27/2012	500	577
Aviall, Inc.
7.625% due 07/01/2011	675	694
Ball Corp.
6.625% due 03/15/2018	3,600	3,591
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	944
Boise Cascade LLC
7.475% due 10/15/2012	500	509
Bombardier, Inc.
6.750% due 05/01/2012	2,000	1,920
BorgWarner, Inc.
7.000% due 11/01/2006	500	503
Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,504
Boyd Gaming Corp.
7.125% due 02/01/2016	2,300	2,343
Brinker International, Inc.
5.750% due 06/01/2014	500	488
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,933
Cablevision Systems Corp.
8.000% due 04/15/2012	2,450	2,401
Caesars Entertainment, Inc.
8.875% due 09/15/2008	335	359
7.875% due 03/15/2010	300	320
7.000% due 04/15/2013	500	521
CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,857
CBS Corp.
5.625% due 08/15/2012	3,500	3,444
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,711
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,626
Cenveo Corp.
9.625% due 03/15/2012	670	724
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	1,975
Charter Communications Operating LLC
8.375% due 04/30/2014	2,100	2,105
Chesapeake Energy Corp.
7.500% due 06/15/2014	500	526
6.625% due 01/15/2016	2,250	2,256
6.875% due 01/15/2016	2,760	2,794
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	358
5.750% due 01/15/2013	400	381
Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	480
CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,894
Comcast Cable Communications
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,133
8.375% due 03/15/2013	315	355
7.125% due 06/15/2013	2,130	2,258
Comcast Corp.
5.500% due 03/15/2011	500	495
5.300% due 01/15/2014	2,000	1,905
6.500% due 01/15/2015	100	103
5.900% due 03/15/2016	2,900	2,849
7.050% due 03/15/2033	200	206
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	512
Constellation Brands, Inc.
8.625% due 08/01/2006	700	710
Cox Communications, Inc.
7.125% due 10/01/2012	725	762
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	442
7.750% due 11/15/2015	525	547
CSC Holdings, Inc.
8.125% due 08/15/2009	335	348
7.625% due 04/01/2011	2,300	2,323
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	4,500	4,501
5.100% due 11/17/2006	2,000	2,000
5.100% due 03/07/2007	5,100	5,103
5.360% due 09/10/2007	1,632	1,637
5.330% due 03/13/2009	4,200	4,204
DaVita, Inc.
7.250% due 03/15/2015	2,950	2,980
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,006
8.050% due 04/15/2027	600	621
9.000% due 04/15/2031	3,900	4,531
Dex Media West LLC
9.875% due 08/15/2013	4,630	5,145
DirecTV Holdings LLC
8.375% due 03/15/2013	1,300	1,394
6.375% due 06/15/2015	1,500	1,489
Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	256
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,628
DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,623
EchoStar DBS Corp.
7.780% due 10/01/2008	2,000	2,055
6.625% due 10/01/2014	2,500	2,428
El Paso Corp.
7.625% due 09/01/2008	175	179
6.375% due 02/01/2009	1,500	1,491
7.750% due 06/15/2010	1,900	1,969
7.875% due 06/15/2012	620	649
7.375% due 12/15/2012	6,200	6,340
6.950% due 06/01/2028	500	465
8.050% due 10/15/2030	550	568
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	210
El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,283
Enterprise Products Operating LP
4.000% due 10/15/2007	700	685
4.625% due 10/15/2009	1,100	1,064
4.950% due 06/01/2010	600	583
Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,387
10.625% due 05/01/2011	40	44
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	531
Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,124
Fisher Communications, Inc.
8.625% due 09/15/2014	500	531
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,342
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	1	1,372
Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	984
Gaz Capital
8.625% due 04/28/2034	1,000	1,230
Gazprom International S.A.
7.201% due 02/01/2020	350	366
Gazstream S.A.
5.625% due 07/22/2013	2,909	2,877
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	836
8.000% due 01/15/2024	5,720	5,799
Greif, Inc.
8.875% due 08/01/2012	495	530
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	663
Hanover Compressor Co.
8.625% due 12/15/2010	500	527
Hanover Equipment Trust
8.500% due 09/01/2008	443	455
8.750% due 09/01/2011	2,000	2,103
HCA, Inc.
5.500% due 12/01/2009	4,700	4,603
6.750% due 07/15/2013	3,100	3,104
7.190% due 11/15/2015	1,700	1,742
6.500% due 02/15/2016	1,220	1,195
Hertz Corp.
8.875% due 01/01/2014	1,300	1,355
Hewlett-Packard Co.
6.500% due 07/01/2012	500	528
HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,193
Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,256
Hospira, Inc.
4.950% due 06/15/2009	500	492
Host Marriott LP
7.000% due 08/15/2012	2,250	2,309
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,963
Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,651
Intelsat Subsidiary Holding Co. Ltd.
8.500% due 01/15/2013	1,000	1,023
International Paper Co.
6.750% due 09/01/2011	220	229
Invensys PLC
9.875% due 03/15/2011	500	534
JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,732
7.125% due 11/15/2023	1,800	1,943
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	329	324

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  69

Schedule of Investments (Cont.)

Diversified Income Fund

	Principal Amount (000s)	Value (000s)
Kroger Co.
6.800% due 04/01/2011	$1,000	$1,043
5.500% due 02/01/2013	1,240	1,208
L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,485
Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,672
7.625% due 07/15/2013	6,100	6,329
Marathon Oil Corp.
6.000% due 07/01/2012	500	512
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,883
MGM Mirage
9.750% due 06/01/2007	230	241
6.000% due 10/01/2009	2,000	1,980
Miller Brewing Co.
5.500% due 08/15/2013	1,000	987
Morgan Stanley Bank AG
9.625% due 03/01/2013	26,480	31,448
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	2,000	1,990
Nalco Co.
7.750% due 11/15/2011	2,825	2,874
8.875% due 11/15/2013	400	418
Newpark Resources
8.625% due 12/15/2007	1,150	1,156
Norfolk Southern Corp.
7.800% due 05/15/2027	6	7
5.640% due 05/17/2029	164	156
Novelis, Inc.
7.250% due 02/15/2015	2,800	2,702
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	8,000	8,006
5.000% due 01/15/2011	10,000	9,777
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	785
8.750% due 11/15/2012	750	806
6.750% due 12/01/2014	2,000	1,965
Peabody Energy Corp.
6.875% due 03/15/2013	1,300	1,326
Pemex Project Funding Master Trust
9.375% due 12/02/2008	203	222
6.400% due 10/15/2009	3,500	3,646
6.210% due 06/15/2010	700	720
8.000% due 11/15/2011	2,100	2,285
5.430% due 12/03/2012	7,100	7,095
7.375% due 12/15/2014	9,251	9,899
5.750% due 12/15/2015	10,110	9,693
9.250% due 03/30/2018	4,068	5,014
8.625% due 02/01/2022	517	611
Petrobras International Finance Co.
7.750% due 09/15/2014	500	544
Petronas Capital Ltd.
7.000% due 05/22/2012	250	268
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,033
Premark International, Inc.
6.875% due 11/15/2008	500	521
Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,747
Qwest Communications International, Inc.
7.250% due 02/15/2011	16,175	16,660
7.500% due 02/15/2014	4,275	4,425
RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,978
Rhodia S.A.
7.625% due 06/01/2010	800	816
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	4,670	4,845
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,010
Roseton
7.270% due 11/08/2010	3,050	3,084
7.670% due 11/08/2016	1,000	1,022
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	400	420
Salomon Brothers AG
10.500% due 10/21/2009	500	572
Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	3,172
SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	481
SemGroup LP
8.750% due 11/15/2015	1,350	1,384
Seneca Gaming Corp.
7.250% due 05/01/2012	1,500	1,523
SESI LLC
8.875% due 05/15/2011	875	919
Sheraton Holding Corp.
7.375% due 11/15/2015	2,000	2,170
Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,080
Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,403
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	361
8.375% due 07/01/2012	6,700	6,633
Sonat, Inc.
7.625% due 07/15/2011	2,000	2,070
Spectrum Brands, Inc.
7.375% due 02/01/2015	1,826	1,598
Station Casinos, Inc.
6.500% due 02/01/2014	700	696
6.875% due 03/01/2016	3,000	3,030
Sungard Data Systems, Inc.
9.125% due 08/15/2013	2,500	2,656
Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,010
Target Corp
4.875% due 05/15/2018	250	234
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	272
7.375% due 02/01/2013	500	459
9.875% due 07/01/2014	750	763
9.250% due 02/01/2015	500	503
Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,153
6.875% due 05/01/2012	2,625	2,756
7.700% due 05/01/2032	200	221
TransMontaigne, Inc.
9.125% due 06/01/2010	750	801
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	503
7.000% due 11/15/2013	2,750	2,723
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,809
TRW Automotive, Inc.
9.375% due 02/15/2013	7,341	7,974
Tyco International Group S.A.
5.800% due 08/01/2006	4,000	4,005
6.750% due 02/15/2011	500	521
6.375% due 10/15/2011	445	457
Tyson Foods, Inc.
6.600% due 04/01/2016	1,500	1,484
UGS Corp.
10.000% due 06/01/2012	950	1,050
Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,278
United Airlines, Inc.
6.201% due 09/01/2008	786	778
Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,164
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,504
Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	948
8.800% due 12/30/2014	500	605
Walt Disney Co.
6.375% due 03/01/2012	640	666
6.200% due 06/20/2014	500	517
Waste Management, Inc.
7.375% due 08/01/2010	900	961
7.650% due 03/15/2011	270	293
Williams Cos., Inc.
6.375% due 10/01/2010	2,500	2,488
7.625% due 07/15/2019	1,500	1,605
7.875% due 09/01/2021	5,000	5,400
7.500% due 01/15/2031	3,500	3,649
7.750% due 06/15/2031	115	122
8.750% due 03/15/2032	350	411
Wyeth
6.450% due 02/01/2024	300	311
Wynn Las Vegas LLC
6.625% due 12/01/2014	4,800	4,686
Xerox Corp.
6.875% due 08/15/2011	3,000	3,094
6.400% due 03/15/2016	5,000	4,988
Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,067

		472,037

Utilities 10.0%

AES Corp.
8.750% due 05/15/2013	5,940	6,445
9.000% due 05/15/2015	100	109
America Movil S.A. de CV
5.500% due 03/01/2014	3,380	3,248
5.750% due 01/15/2015	9,350	9,083
American Cellular Corp.
10.000% due 08/01/2011	1,425	1,553
AT&T Corp.
6.000% due 03/15/2009	260	263
9.050% due 11/15/2011	947	1,025
Boston Edison Co.
7.800% due 05/15/2010	500	544
British Telecommunications PLC
8.375% due 12/15/2010	2,240	2,501
Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,289
7.000% due 02/15/2015	1,000	995
Citizens Communications Co.
6.250% due 01/15/2013	1,500	1,466
9.000% due 08/15/2031	1,500	1,611
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,895
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	697
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,437
Dominion Resources, Inc.
5.750% due 05/15/2008	2,600	2,606
5.700% due 09/17/2012	260	258
Duke Energy Corp.
5.625% due 11/30/2012	225	226
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,500	3,504
5.220% due 12/01/2009	2,600	2,573
5.700% due 06/01/2015	100	96
FirstEnergy Corp.
5.500% due 11/15/2006	450	450
Florida Power Corp.
5.141% due 11/14/2008	5,000	5,005
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	450	455

70  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Homer City Funding LLC
8.734% due 10/01/2026	$1,484	$1,684
Insight Midwest LP
9.750% due 10/01/2009	500	516
10.500% due 11/01/2010	1,250	1,322
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,310
8.625% due 11/14/2011	4,125	4,527
KT Corp.
4.875% due 07/15/2015	3,000	2,768
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	303
Midwest Generation LLC
8.560% due 01/02/2016	378	408
8.750% due 05/01/2034	6,250	6,797
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,021
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	959
Nevada Power Co.
5.875% due 01/15/2015	450	444
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,445
Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,098
7.375% due 08/01/2015	5,125	5,379
Nisource Finance Corp.
3.200% due 11/01/2006	1,437	1,420
5.344% due 11/23/2009	7,000	7,029
NRG Energy, Inc.
7.250% due 02/01/2014	2,700	2,751
7.375% due 02/01/2016	5,170	5,293
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,504
Pedernales Electric Cooperative
5.952% due 11/15/2022	500	504
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	3,944
7.000% due 10/30/2031	170	183
PSEG Energy Holdings LLC
10.000% due 10/01/2009	725	807
8.500% due 06/15/2011	1,200	1,299
PSEG Power LLC
6.875% due 04/15/2006	570	570
3.750% due 04/01/2009	3,000	2,848
7.750% due 04/15/2011	1,000	1,088
6.950% due 06/01/2012	270	286
5.500% due 12/01/2015	900	875
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,562
7.250% due 02/15/2011	700	713
Qwest Corp.
8.875% due 03/15/2012	1,390	1,560
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,316	1,272
5.298% due 09/30/2020	3,000	2,851
Ras Laffan LNG III
5.838% due 09/30/2027	4,000	3,825
Reliant Energy, Inc.
9.500% due 07/15/2013	50	50
6.750% due 12/15/2014	2,725	2,418
Rogers Wireless, Inc.
7.250% due 12/15/2012	2,000	2,118
6.375% due 03/01/2014	500	501
Rural Cellular Corp.
8.250% due 03/15/2012	1,800	1,881
Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,685
South Point Energy Center LLC
8.400% due 05/30/2012	1,993	1,904
Sprint Capital Corp.
7.625% due 01/30/2011	500	541
Suncom Wireless, Inc.
8.500% due 06/01/2013	2,050	1,958
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,375
6.750% due 05/01/2015	6,750	6,969
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,771
8.750% due 01/31/2016	99,600	8,794
Time Warner Telecom, Inc.
10.125% due 02/01/2011	325	343
Verizon Global Funding Corp.
4.879% due 08/15/2007	1,900	1,901
4.375% due 06/01/2013	500	460
Verizon New England, Inc.
6.500% due 09/15/2011	625	635
Verizon New York, Inc.
6.875% due 04/01/2012	25	26
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	491
Virginia Electric and Power Co.
4.750% due 03/01/2013	245	231

		165,551

Total Corporate Bonds & Notes (Cost $860,229)		855,697

MUNICIPAL BONDS & NOTES 0.2%

Connecticut State Housing Finance Authority Revenue Notes, Series 1997
6.880% due 11/15/2011	500	514
Kentucky State Property & Buildings Commission Revenue Notes, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	485
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	487
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 2000
7.410% due 02/01/2021	500	586
Texas State General Obligation Notes, Series 1996
7.625% due 08/01/2011	500	504

Total Municipal Bonds & Notes (Cost $2,629)		2,576

U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
3.000% due 08/25/2009	32	32
4.292% due 02/01/2035	968	957
4.818% due 03/01/2044	495	496
5.000% due 12/01/2013 - 10/01/2020 (b)	8,974	8,763
5.500% due 12/01/2032 - 05/11/2036 (b)	92,101	89,999
6.276% due 03/01/2011	427	440
6.500% due 08/01/2011	109	111
8.000% due 06/01/2008	116	119
Farm Credit Bank
7.500% due 11/29/2049	500	536
Federal Home Loan Bank
4.060% due 08/25/2009	355	343
Freddie Mac
4.000% due 04/15/2022	1,200	1,177
4.818% due 10/25/2044 - 02/25/2045 (b)	827	833
5.000% due 06/15/2013 - 09/15/2024 (b)	3,479	3,463
5.500% due 09/15/2017	648	648
6.500% due 02/15/2030 - 07/25/2043 (b)	35	36
Government National Mortgage Association
6.000% due 12/20/2029	185	185
6.569% due 09/16/2026	1,000	1,049
7.000% due 09/20/2007	16	16
8.000% due 11/15/2006 - 11/15/2007 (b)	28	28
9.000% due 10/15/2008 - 08/15/2016 (b)	12	12
9.250% due 12/20/2019 - 06/20/2021 (b)	24	26
9.500% due 07/15/2009 - 12/20/2020 (b)	15	17
10.000% due 07/15/2013	23	25
New Valley Generation
7.299% due 03/15/2019	850	947
Small Business Administration
4.340% due 03/01/2024	321	298
4.504% due 02/10/2014	154	147
5.130% due 09/01/2023	63	62
5.886% due 09/01/2011	696	705

Total U.S. Government Agencies (Cost $113,327)		111,470

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Security (a)
2.000% due 07/15/2014	2,840	2,770
U.S. Treasury Bond
4.500% due 02/15/2036	4,300	4,036

Total U.S. Treasury Obligations (Cost $7,076)		6,806

MORTGAGE-BACKED SECURITIES 0.6%

Bear Stearns Adjustable Rate Mortgage Trust
4.196% due 01/25/2034	121	120
4.678% due 01/25/2034	78	77
4.815% due 01/25/2034	34	34
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	542
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	223	220
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	10	10
Countrywide Home Loan Mortgage Pass-Through Trust
3.878% due 10/19/2032	47	46
5.088% due 05/25/2034	8	8
General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	979
GS Mortgage Securities Corp.
6.620% due 10/18/2030	457	468
JP Morgan Chase Commercial Mortgage Securities Corp.
5.299% due 06/12/2041	500	495
Mastr Adjustable Rate Mortgages Trust
5.063% due 11/25/2033	175	174
5.155% due 08/25/2034	350	343
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	4,800	4,800
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,005
Washington Mutual, Inc.
5.088% due 12/25/2027	853	853
4.816% due 10/25/2032	9	9
4.597% due 02/27/2034	34	33

Total Mortgage-Backed Securities (Cost $10,289)		10,216

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  71

Schedule of Investments (Cont.)

Diversified Income Fund

	Principal Amount (000s)		Value (000s)
ASSET-BACKED SECURITIES 2.0%

ACE Securities Corp.
4.898% due 02/25/2036		$1,128	$1,129
Argent Securities, Inc.
4.721% due 12/25/2035		3,941	3,944
4.898% due 03/25/2036		1,749	1,750
Asset-Backed Funding Certificates
4.928% due 06/25/2035		214	215
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		300	300
First NLC Trust
4.938% due 02/25/2036		3,398	3,400
Fremont Home Loan Trust
4.908% due 01/25/2036		2,120	2,122
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036		90	90
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036		1,281	1,281
4.740% due 03/25/2036		1,500	1,500
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		3,042	3,044
Morgan Stanley Capital I
4.703% due 02/25/2036		3,300	3,301
Nelnet Student Loan Trust
4.750% due 08/23/2011		1,000	1,001
Park Place Securities, Inc.
4.928% due 08/25/2035		125	125
Residential Asset Mortgage Products, Inc.
4.713% due 02/25/2036		1,685	1,686
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,356	1,357
SLM Student Loan Trust
4.593% due 01/25/2013		4,907	4,910
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		164	165
Structured Asset Securities Corp.
4.948% due 12/25/2035		1,653	1,654

Total Asset-Backed Securities (Cost $32,954)			32,974

SOVEREIGN ISSUES 24.1%

Bolivarian Republic of Venezuela
9.375% due 01/13/2034		6,100	7,808
Brazilian Government International Bond
5.188% due 04/15/2006		140	139
10.710% due 06/29/2009		9,800	11,380
12.000% due 04/15/2010		2,200	2,691
10.000% due 08/07/2011		7,750	9,106
11.000% due 01/11/2012		15,275	18,712
5.250% due 04/15/2012		7,142	7,156
10.250% due 06/17/2013		1,100	1,338
10.500% due 07/14/2014		8,700	10,853
7.875% due 03/07/2015		5,640	6,102
8.000% due 01/15/2018		13,148	14,279
8.875% due 10/14/2019		7,400	8,565
6.000% due 04/15/2024		1,500	1,507
8.875% due 04/15/2024		2,907	3,368
8.750% due 02/04/2025		2,830	3,247
10.125% due 05/15/2027		650	844
12.250% due 03/06/2030		3,335	5,086
8.250% due 01/20/2034		12,970	14,325
11.000% due 08/17/2040		11,997	15,407
Chile Government International Bond
7.125% due 01/11/2012		1,157	1,252
5.500% due 01/15/2013		635	637
China Development Bank
5.000% due 10/15/2015		500	476
Colombia Government International Bond
9.750% due 04/23/2009		45	50
10.000% due 01/23/2012		941	1,114
10.750% due 01/15/2013		8,800	10,978
8.250% due 12/22/2014		5,000	5,650
11.750% due 02/25/2020		1,500	2,145
Croatia Government International Bond
5.625% due 07/31/2010		125	126
Ecuador Government International Bond
12.000% due 11/15/2012		1,250	1,275
9.000% due 08/15/2030		20,045	20,165
Guatemala Government Bond
10.250% due 11/08/2011		1,000	1,193
9.250% due 08/01/2013		1,845	2,144
Hong Kong Government International Bond
5.125% due 08/01/2014		4,200	4,109
Indonesia Government International Bond
6.875% due 03/09/2017		5,700	5,629
Korea Development Bank
4.750% due 07/20/2009		2,250	2,201
5.001% due 10/20/2009		2,300	2,318
5.050% due 11/22/2012		7,500	7,512
5.750% due 09/10/2013		385	389
Korea Highway Corp.
4.875% due 04/17/2014		1,540	1,454
5.125% due 05/20/2015		750	716
Malaysia Government International Bond
8.750% due 06/01/2009		255	280
7.500% due 07/15/2011		899	979
Mexico Government International Bond
9.875% due 02/01/2010		115	131
6.375% due 01/16/2013		1,410	1,449
5.875% due 01/15/2014		5,750	5,724
11.375% due 09/15/2016		30	42
5.625% due 01/15/2017		3,070	2,981
8.125% due 12/30/2019		1,145	1,348
8.000% due 09/24/2022		45	53
11.500% due 05/15/2026		1,000	1,555
8.300% due 08/15/2031		4,868	5,895
7.500% due 04/08/2033		530	592
6.750% due 09/27/2034		26,700	27,635
Pakistan Government International Bond
7.125% due 03/31/2016		3,600	3,602
Panama Government International Bond
9.625% due 02/08/2011		442	512
9.375% due 07/23/2012		1,843	2,147
7.250% due 03/15/2015		2,325	2,476
8.875% due 09/30/2027		500	610
9.375% due 04/01/2029		75	95
6.700% due 01/26/2036		6,424	6,443
Peru Government International Bond
9.125% due 02/21/2012		1,586	1,800
9.875% due 02/06/2015		447	530
5.000% due 03/07/2017		3,145	2,994
8.750% due 11/21/2033		1,000	1,120
Poland Government International Bond
4.000% due 10/27/2024		55	49
Republic of Korea
4.875% due 09/22/2014		2,100	2,004
Russia Government International Bond
11.000% due 07/24/2018		500	719
12.750% due 06/24/2028		500	893
5.000% due 03/31/2030		56,126	61,715
South Africa Government International Bond
9.125% due 05/19/2009		750	825
7.375% due 04/25/2012		2,730	2,969
6.500% due 06/02/2014		7,500	7,903
Ukraine Government International Bond
11.000% due 03/15/2007		187	194
8.235% due 08/05/2009		2,700	2,894
6.875% due 03/04/2011		2,180	2,208
7.650% due 06/11/2013		1,725	1,815
Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,826
5.614% due 04/20/2011		1,500	1,508
10.750% due 09/19/2013		1,980	2,474
8.500% due 10/08/2014		2,000	2,245
9.250% due 09/15/2027		14,240	18,128

Total Sovereign Issues (Cost $380,595)			398,808

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 6.4%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,269
Aspropulsion Capital BV
9.625% due 10/01/2013		325	452
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,809
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,413
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,417
El Paso Corp.
7.125% due 05/06/2009		600	770
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,691
France Telecom S.A.
6.750% due 03/14/2008	EC	2,414	3,093
Gaz Capital
7.800% due 09/27/2010		3,500	4,783
5.875% due 06/01/2015		4,000	5,101
HBOS Capital Funding LP
6.461% due 11/29/2049	BP	1,560	2,961
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,360
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,002
International Endesa BV
6.125% due 07/05/2012	BP	1,080	1,973
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,727
Kronos International, Inc.
8.875% due 06/30/2009		3,000	3,817
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,931
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	BP	1,700	3,409
Republic of Germany
4.750% due 07/04/2028	EC	7,900	10,620
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,704
Rogers Wireless, Inc.
7.625% due 12/15/2011		500	461
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	2,959
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	923
South Africa Government International Bond
5.250% due 05/16/2013	EC	1,050	1,342
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014		3,500	4,304
Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,377
Telenet Communications NV
9.000% due 12/15/2013		2,241	3,035
Ukraine Government International Bond
10.000% due 03/15/2007		3,762	4,766
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	2,959
Veolia Environnement
4.875% due 05/28/2013		3,460	4,372

Total Foreign Currency-Denominated Issues (Cost $105,235)			104,800

72  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Notional Amount (000s)		Value (000s)
PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$99,200	$33

Total Purchased Call Options (Cost $353)			33

PURCHASED PUT OPTIONS (h) 0.0%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	11,700	244

	# of Contracts

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		648	4

Total Purchased Put Options (Cost $61)			248

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.6%

Commercial Paper 3.2%

Freddie Mac
4.650% due 04/03/2006		$25,000	24,991
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		28,000	27,660

			52,651

U.S. Treasury Bills 0.4%

4.504% due 06/15/2006 (d)(e)		6,350	6,285

Total Short-Term Instruments (Cost $58,964)			58,936

Total Investments (c) 96.6% (Cost $1,586,992)			$1,597,946

Written Options (g) (0.0%) (Premiums $845)			(681)

Other Assets and Liabilities (Net) 3.4%			57,474

Net Assets 100.0%			$1,654,739

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal amount of security is adjusted for inflation.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $26,157 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $5,790 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	823	$(885)
90-Day Eurodollar December Futures	Long	12/2007	343	(175)
90-Day Eurodollar December Futures	Short	12/2008	15	6
90-Day Eurodollar June Futures	Long	06/2006	718	(1,652)
90-Day Eurodollar June Futures	Long	06/2007	1,303	(511)
90-Day Eurodollar June Futures	Short	06/2008	15	7
90-Day Eurodollar March Futures	Long	03/2007	406	(296)
90-Day Eurodollar March Futures	Long	03/2008	106	(72)
90-Day Eurodollar September Futures	Long	09/2006	1,177	(1,437)
90-Day Eurodollar September Futures	Long	09/2007	343	(179)
90-Day Eurodollar September Futures	Short	09/2008	15	6
Euro-Bund 10-Year Note June Futures	Long	06/2006	363	(616)

				$(5,804)

(f)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	$(534)
UBS Warburg LLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	5,000,000	915
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	5,100,000	32
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$27,600	248
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		15,750	266

							$927

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  73

Schedule of Investments (Cont.)

Diversified Income Fund

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010	EC	43,600	$202
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		$16,864	146
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015		12,900	(29)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		6,300	27
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009		4,000	(201)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006		1,000	4
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720)%	03/20/2008		1,000	(4)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	03/20/2011		3,000	62
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290)%	03/20/2013		2,000	(57)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010		4,878	72
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		15,000	44
Goldman Sachs & Co.	Russia Government International Bond, 5.000%
	until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013		810	114
Goldman Sachs & Co.	Russia Government International Bond, 5.000%
	until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013		350	48
Goldman Sachs & Co.	Russia Government International Bond, 5.000%
	until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013		200	25
Goldman Sachs & Co.	Mexico Government International Bond 7.500%
	due 04/08/2033	Sell	2.050%	09/20/2013		210	15
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		3,300	248
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,900	519
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010		9,756	145
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000%
	until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013		200	30
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500%
	due 04/08/2033	Sell	0.920%	03/20/2016		650	(2)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		3,000	221
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015		1,500	26
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750)%	03/20/2008		1,000	(5)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	03/20/2011		3,000	65
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310)%	03/20/2013		2,000	(59)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000%
	until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014		4,500	469
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007		4,300	23
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500%
	due 05/15/2026	Sell	1.280%	02/20/2009		900	22
Morgan Stanley Dean Witter & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.720%	03/20/2011		5,000	42
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500%
	due 05/15/2026	Sell	2.170%	09/20/2013		120	9
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500%
	due 05/15/2026	Sell	2.070%	09/20/2013		490	35
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500%
	due 05/15/2026	Sell	2.070%	09/20/2013		40	3

							$2,259

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$109.000	05/26/2006	860	$212	$54
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	860	115	228

				$327	$282

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$42,700	$349	$40
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	16,400	64	146
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	5,600	30	30

							$443	$216

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	$114,000	$75	$183

74  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	6,996	05/2006	$116	$0	$116
Buy	BR	8,267	07/2006	126	0	126
Buy		2,086	08/2006	10	(12)	(2)
Sell	C$	4,500	05/2006	4	0	4
Buy	CP	1,935,085	07/2006	0	0	0
Buy		396,763	08/2006	7	0	7
Buy	CY	2,189	09/2006	0	(2)	(2)
Buy		186,123	03/2007	0	(35)	(35)
Buy	EC	14,283	04/2006	6	(79)	(73)
Sell		87,523	04/2006	0	(163)	(163)
Sell	JY	105,833	04/2006	3	0	3
Buy		1,172,641	05/2006	30	0	30
Buy	KW	592,800	07/2006	6	0	6
Buy		322,090	08/2006	0	(1)	(1)
Buy		2,457,430	09/2006	6	0	6
Buy	MP	42,766	08/2006	0	(135)	(135)
Buy		14,496	09/2006	0	(32)	(32)
Buy	PN	965	05/2006	0	(8)	(8)
Buy		12,535	08/2006	0	(102)	(102)
Buy		810	09/2006	0	(3)	(3)
Buy	PZ	12,138	05/2006	0	(54)	(54)
Buy		650	08/2006	0	(4)	(4)
Buy		955	09/2006	0	(2)	(2)
Buy	RP	8,564	05/2006	4	0	4
Buy		113,071	08/2006	0	0	0
Buy		15,704	09/2006	2	0	2
Buy	RR	18,920	07/2006	7	0	7
Buy		13,240	08/2006	8	0	8
Buy		107,308	09/2006	0	(8)	(8)
Buy		166,957	02/2007	63	0	63
Buy	S$	315	04/2006	2	0	2
Buy		475	07/2006	1	0	1
Buy		4,605	08/2006	21	0	21
Buy		397	09/2006	1	0	1
Buy	SR	9,929	05/2006	0	(18)	(18)
Buy		1,173	08/2006	0	(2)	(2)
Buy	SV	15,972	08/2006	6	(1)	5
Buy		126,217	09/2006	13	0	13
Buy	T$	15,423	08/2006	0	(3)	(3)
Buy		7,674	09/2006	0	(1)	(1)

				$442	$(665)	$(223)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  75

Schedule of Investments

Emerging Markets Bond Fund

	Principal Amount (000s)		Value (000s)
BERMUDA 0.0%

Noble Group Ltd.
6.625% due 03/17/2015		$1,000	$895

Total Bermuda (Cost $942)			895

BRAZIL (f) 25.8%

Braskem S.A.
12.500% due 11/05/2008		$500	569
Brazilian Government International Bond
5.188% due 04/15/2006		76	75
5.188% due 04/15/2009		11,522	11,580
5.250% due 04/15/2009		32,717	32,727
10.271% due 06/29/2009		11,900	13,819
12.000% due 04/15/2010		4,865	5,950
9.250% due 10/22/2010		2,880	3,259
10.000% due 08/07/2011		6,180	7,261
11.000% due 01/11/2012		22,589	27,672
5.250% due 04/15/2012		51,282	51,384
8.500% due 09/24/2012	EC	13,600	19,637
10.250% due 06/17/2013		$7,500	9,124
10.500% due 07/14/2014		65,230	81,374
7.875% due 03/07/2015		13,050	14,120
8.000% due 01/15/2018		9,074	9,854
8.875% due 10/14/2019		33,500	38,776
12.750% due 01/15/2020		3,750	5,594
5.188% due 04/15/2024		1,130	1,136
6.000% due 04/15/2024		12,447	12,509
8.875% due 04/15/2024		21,160	24,513
8.750% due 02/04/2025		23,075	26,479
10.125% due 05/15/2027		42,810	55,610
12.250% due 03/06/2030		17,365	26,482
8.250% due 01/20/2034		101,780	112,416
7.125% due 01/20/2037		3,000	2,947
11.000% due 08/17/2040		121,776	156,391
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	2,090
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		8,925	9,907
CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,961
CSN Islands VIII Corp.
9.750% due 12/16/2013		9,000	10,237
Vale Overseas Ltd.
6.250% due 01/11/2016		2,000	1,977
8.250% due 01/17/2034		750	864

Total Brazil (Cost $715,940)			787,294

BULGARIA 0.0%

Bulgaria Government International Bond
8.250% due 01/15/2015		$150	176

Total Bulgaria (Cost $182)			176

CAYMAN ISLANDS 0.1%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$4,050	4,070
Petrobras International Finance Co.
7.750% due 09/15/2014		650	707

Total Cayman Islands (Cost $4,684)			4,777

CHILE 0.9%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,029
Banco Santander Chile
4.810% due 12/09/2009		8,500	8,512
5.375% due 12/09/2014		3,000	2,899
Chile Government International Bond
5.060% due 01/28/2008		24	24
7.125% due 01/11/2012		1,740	1,884
5.500% due 01/15/2013		1,815	1,820
CODELCO, Inc.
5.625% due 09/21/2035		4,800	4,545
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,430

Total Chile (Cost $27,628)			27,143

CHINA 1.1%

China Development Bank
5.000% due 10/15/2015		$1,000	951
Export-Import Bank of China
5.250% due 07/29/2014		17,910	17,425
4.875% due 07/21/2015		5,840	5,507
Panva Gas Holdings Ltd.
8.250% due 09/23/2011		3,900	4,103
Sino-Forest Corp.
9.125% due 08/17/2011		5,700	6,156

Total China (Cost $34,743)			34,142

COLOMBIA 3.0%

Colombia Government International Bond
10.000% due 01/23/2012		$8,150	9,650
10.750% due 01/15/2013		18,785	23,434
8.250% due 12/22/2014		45,100	50,963
11.750% due 02/25/2020		6,300	9,009

Total Colombia (Cost $90,274)			93,056

ECUADOR 4.5%

Ecuador Government International Bond
9.000% due 08/15/2030		$135,502	136,217

Total Ecuador (Cost $108,371)			136,217

EGYPT 0.2%

Egypt Government International Bond
8.750% due 07/11/2011		$2,000	2,274
Petroleum Export Ltd.
5.265% due 06/15/2011		4,325	4,230

Total Egypt (Cost $6,651)			6,504

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$8,300	8,108
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	5,046

Total El Salvador (Cost $13,108)			13,154

GUATEMALA 0.7%

Guatemala Government Bond
10.250% due 11/08/2011		$4,350	5,192
9.250% due 08/01/2013		14,381	16,699

Total Guatemala (Cost $21,834)			21,891

HONG KONG 0.0%

Hong Kong Government International Bond
5.125% due 08/01/2014		$250	245

Total Hong Kong (Cost $248)			245

INDIA 0.3%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,500	1,454
Vedanta Resources PLC
6.625% due 02/22/2010		7,000	6,824

Total India (Cost $8,322)			8,278

INDONESIA 0.7%

Indonesia Government International Bond
6.875% due 03/09/2017		$20,500	20,244

Total Indonesia (Cost $20,325)			20,244

KAZAKHSTAN 0.9%

Intergas Finance BV
6.875% due 11/04/2011		$1,000	1,019
Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,556
8.500% due 04/16/2013		1,500	1,599
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		21,695	21,661

Total Kazakhstan (Cost $27,951)			27,835

MALAYSIA 1.2%

Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	1,958
Petronas Capital Ltd.
7.000% due 05/22/2012		22,160	23,752
7.875% due 05/22/2022		3,000	3,572
TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,033

Total Malaysia (Cost $38,151)			37,315

MEXICO (f) 13.1%

America Movil S.A. de CV
5.500% due 03/01/2014		$500	480
5.750% due 01/15/2015		4,200	4,080
Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,210
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		4,850	5,359
12.500% due 06/15/2012		1,000	1,125
Mexico Government International Bond
5.280% due 01/13/2009		24	24
6.375% due 01/16/2013		5,384	5,532
5.875% due 01/15/2014		8,700	8,661
6.625% due 03/03/2015		36,182	37,846
5.625% due 01/15/2017		3,450	3,350
8.125% due 12/30/2019		41,215	48,531
8.000% due 09/24/2022		26,180	30,670
11.500% due 05/15/2026		10,000	15,550
8.300% due 08/15/2031		25,150	30,457
7.500% due 04/08/2033		14,725	16,455
6.750% due 09/27/2034		44,050	45,592
Pemex Finance Ltd.
9.030% due 02/15/2011		60	65
Pemex Project Funding Master Trust
9.375% due 12/02/2008		500	546
9.125% due 10/13/2010		4,565	5,147
8.000% due 11/15/2011		8,500	9,248
7.375% due 12/15/2014		9,424	10,084
5.750% due 12/15/2015		46,400	44,486
9.250% due 03/30/2018		11,877	14,638
8.625% due 02/01/2022		40,033	47,339
6.625% due 06/15/2035		7,250	7,013

76  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		$1,000	$957
8.750% due 01/31/2016	MP	10,000	883

	Shares

United Mexican States Value Recovery Right
0.000% due 06/30/2006		20,094,000	281
0.000% due 06/30/2007		18,575,000	478

Total Mexico (Cost $397,115)			398,087

MOROCCO 0.1%

Kingdom of Morocco
2.031% due 01/05/2009		$3,182	3,190

Total Morocco (Cost $3,107)			3,190

PAKISTAN 0.2%

Pakistan Government International Bond
7.125% due 03/31/2016		$5,150	5,153

Total Pakistan (Cost $5,150)			5,153

PANAMA 2.8%

Panama Government International Bond
9.625% due 02/08/2011		$25,439	29,445
9.375% due 07/23/2012		21,473	25,016
5.563% due 07/17/2014		986	986
7.250% due 03/15/2015		1,200	1,278
7.125% due 01/29/2026		20,025	20,526
8.875% due 09/30/2027		250	305
9.375% due 04/01/2029		2,675	3,404
6.700% due 01/26/2036		4,158	4,170

Total Panama (Cost $82,346)			85,130

PERU 2.8%

Peru Government International Bond
9.125% due 01/15/2008		$4,409	4,651
9.125% due 02/21/2012		22,791	25,868
9.875% due 02/06/2015		2,350	2,785
8.375% due 05/03/2016		4,000	4,360
5.000% due 03/07/2017		37,478	35,635
8.750% due 11/21/2033		11,795	13,210

Total Peru (Cost $82,722)			86,509

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$592	572
5.298% due 09/30/2020		4,350	4,116
5.838% due 09/30/2027		4,000	3,856

Total Qatar (Cost $8,906)			8,544

RUSSIA (f) 14.8%

Aries Vermoegensverwaltungs GmbH
5.527% due 10/25/2007	EC	1,000	1,268
Gaz Capital
5.875% due 06/01/2015		7,550	9,628
8.625% due 04/28/2034		$4,900	6,027
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008		6,100	6,278
Gazprom International S.A.
9.625% due 03/01/2013		60,050	71,315
7.201% due 02/01/2020		14,750	15,448
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,097
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		1,000	1,041
8.000% due 01/28/2012		3,500	3,574
Russia Government International Bond
8.250% due 03/31/2010		6,222	6,597
11.000% due 07/24/2018		2,700	3,884
12.750% due 06/24/2028		13,275	23,717
5.000% due 03/31/2030		265,113	291,496
Salomon Brothers AG
9.125% due 04/25/2007		1,000	1,040
UBS Luxembourg S.A.
8.375% due 10/22/2011		450	468
6.230% due 02/11/2015		1,000	1,001
VTB Capital S.A.
5.680% due 09/21/2007		4,025	4,037

Total Russia (Cost $448,367)			451,916

SOUTH AFRICA (f) 1.6%

South Africa Government International Bond
8.375% due 10/17/2006		$1,000	1,016
9.125% due 05/19/2009		10,690	11,759
7.375% due 04/25/2012		6,750	7,341
5.250% due 05/16/2013	EC	12,160	15,545
6.500% due 06/02/2014		$9,750	10,274
8.500% due 06/23/2017		2,140	2,605

Total South Africa (Cost $46,761)			48,540

TUNISIA (f) 1.6%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	558
7.375% due 04/25/2012		$37,062	40,073
4.500% due 06/22/2020	EC	5,500	6,375
8.250% due 09/19/2027		$1,680	2,041

Total Tunisia (Cost $ 49,255)			49,047

UKRAINE (f) 3.2%

Dresdner Bank AG
7.750% due 04/27/2012		$1,500	1,506
Dresdner Bank AG for Kyivstar GSM
10.375% due 08/17/2009		800	871
Ukraine Government International Bond
11.000% due 03/15/2007		5,986	6,219
7.343% due 08/05/2009		18,095	19,362
8.235% due 08/05/2009		10,850	11,662
6.875% due 03/04/2011		36,350	36,807
7.650% due 06/11/2013		16,685	17,557
4.950% due 10/13/2015	EC	2,800	3,195

Total Ukraine (Cost $95,395)			97,179

UNITED STATES 1.2%

Bank Loan Obligations 0.8%

OAO Rosneft Oil Co.
6.131% due 12/30/2008		$25,000	24,968

Corporate Bonds & Notes 0.3%

Southern Copper Corp.
6.375% due 07/27/2015		1,000	977
7.500% due 07/27/2035		7,300	7,122

			8,099

U.S. Government Agencies 0.1%

Fannie Mae
5.500% due 04/12/2036		2,900	2,831

Total United States (Cost $36,118)			35,898

VENEZUELA 7.0%

Bolivarian Republic of Venezuela
9.375% due 01/13/2034		$23,650	$30,272
Venezuela Government International Bond
5.375% due 08/07/2010		36,800	35,734
5.194% due 04/20/2011		16,450	16,532
10.750% due 09/19/2013		18,080	22,591
8.500% due 10/08/2014		2,000	2,245
7.000% due 12/01/2018		5,000	5,100
6.000% due 12/09/2020		29,500	27,184
7.650% due 04/21/2025		3,500	3,787
9.250% due 09/15/2027		55,405	70,531

	Shares

Venezuela Government International Bond Value Recovery Right
0.000% due 04/15/2020		3,500	99

Total Venezuela (Cost $203,659)			214,075

	Principal Amount (000s)

VIETNAM 0.1%

Socialist Republic of Vietnam
6.875% due 01/15/2016		$3,100	3,209

Total Vietnam (Cost $3,047)			3,209

SHORT-TERM INSTRUMENTS 18.3%

Commercial Paper 18.0%

Barclays U.S. Funding Corp.
4.840% due 06/27/2006		$64,700	63,932
Danske Corp.
4.510% due 04/26/2006		73,900	73,687
4.700% due 06/01/2006		600	596
4.710% due 06/02/2006		500	496
Fannie Mae
4.316% due 04/03/2006		83,300	83,300
Federal Home Loan Bank
4.630% due 04/03/2006		30,700	30,700
Freddie Mac
4.650% due 04/03/2006		17,771	17,771
IXIS Commercial Paper Corp.
4.660% due 05/22/2006		67,000	66,575
Rabobank USA Financial Corp.
4.830% due 04/03/2006		83,300	83,300
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		36,200	36,191
UBS Finance Delaware LLC
4.830% due 04/03/2006		8,500	8,500
4.480% due 04/20/2006		4,600	4,590
4.505% due 04/24/2006		600	599
4.480% due 05/10/2006		75,500	75,152
4.670% due 05/23/2006		3,500	3,477

			548,866

U.S. Treasury Bills 0.3%

4.490% due 06/01/2006- 06/15/2006 (a)(c)(d)		7,560	7,483

Total Short-Term Instruments (Cost $556,386)			556,349

Total Investments (b) 107.0% (Cost $3,137,688)			$3,261,992

Other Assets and Liabilities (Net) (7.0%)			(212,832)

Net Assets 100.0%			$3,049,160

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  77

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2006

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	As of March 31, 2006, portfolio securities with an aggregate market value of $28,258 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $1,485 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $5,751 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	210	$(73)
90-Day Eurodollar December Futures	Long	12/2007	754	(37)
90-Day Eurodollar June Futures	Long	06/2007	754	(74)
90-Day Eurodollar March Futures	Long	03/2008	754	(29)
90-Day Eurodollar September Futures	Long	09/2006	3,895	(3,251)
90-Day Eurodollar September Futures	Long	09/2007	754	(45)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,504	(3,467)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	1,647	5,519

				$(1,457)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	69,000	$256

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until
	03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009		$8,025	$487
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until
	03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014		8,125	1,229
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013		5,000	(139)
Citibank N.A.	Multiple reference entities of Gazprom	Sell	1.060%	04/20/2011		17,000	0
Citibank N.A.	Russia Government International Bond, 5.000% until
	03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013		20,000	3,038
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006		6,750	26
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006		4,500	18
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	03/11/2009		14,000	2,873
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013		4,000	458
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007
	and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		2,450	10
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013		3,500	360
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007
	and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007		2,700	21
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013		5,400	634
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007
	and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014		12,000	1,259
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850)%	03/20/2008		5,000	(195)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470)%	09/20/2008		10,000	(346)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780)%	09/20/2010		8,000	(435)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.810)%	09/20/2010		10,000	(556)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011		10,000	(24)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012		3,500	(91)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until
	03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014		3,700	432
Lehman Brothers, Inc.	Multiple reference entities of Gazprom	Sell	1.330%	03/20/2016		2,500	(15)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016		7,500	0
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until
	03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013		12,000	1,980
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until
	03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014		1,350	141
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016		16,500	(239)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007
	and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006		6,120	16

78  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.200%	09/20/2008	$6,200	$68
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	94
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(44)
Morgan Stanley Dean Witter & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	0
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,963
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	736

						$14,759

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	7,725	08/2006	$65	$(33)	$32
Buy	CP	265,700	07/2006	1	0	1
Buy		1,486,250	08/2006	25	0	25
Buy	CY	24,681	09/2006	0	(17)	(17)
Buy		49,016	03/2007	0	(22)	(22)
Sell	EC	46,630	04/2006	105	(56)	49
Buy	IR	60,156,000	08/2006	134	0	134
Buy	JY	1,391,423	05/2006	36	0	36
Buy	KW	201,055	05/2006	16	0	16
Buy		2,792,700	07/2006	30	0	30
Buy		1,994,779	08/2006	0	(6)	(6)
Buy		6,855,087	09/2006	18	0	18
Buy	MP	31,213	08/2006	0	(94)	(94)
Buy		7,802	09/2006	0	(17)	(17)
Buy	PN	4,384	05/2006	0	(35)	(35)
Buy		4,715	08/2006	0	(30)	(30)
Buy		319	09/2006	0	(1)	(1)
Buy	PZ	24,366	05/2006	0	(109)	(109)
Buy		4,850	08/2006	0	(32)	(32)
Buy		881	09/2006	0	(2)	(2)
Buy	RP	31,302	05/2006	15	0	15
Buy		131,630	09/2006	14	0	14
Buy	RR	36,237	07/2006	14	0	14
Buy		240,786	08/2006	133	0	133
Buy		12,875	09/2006	0	(1)	(1)
Buy	S$	1,931	04/2006	11	0	11
Buy		2,120	07/2006	4	0	4
Buy		2,298	08/2006	11	0	11
Buy	SR	47,975	08/2006	0	(89)	(89)
Buy	SV	44,182	08/2006	0	(8)	(8)
Buy		253,860	09/2006	26	0	26
Buy	T$	88,621	08/2006	0	(19)	(19)
Buy		2,556	09/2006	0	0	0

				$658	$(571)	$87

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  79

Schedule of Investments

Floating Income Fund

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 9.8%

AES Corp.
6.750% due 04/30/2008	$1,000	$1,013
5.690% due 08/10/2011	1,000	1,013
AGCO Corp.
6.729% due 06/15/2009	2,346	2,374
Alderwoods Group, Inc.
6.691% due 09/17/2008	91	92
6.730% due 09/17/2008	312	315
6.749% due 09/17/2008	215	218
6.752% due 09/17/2009	279	282
Allegheny Energy Supply Co. LLC
6.350% due 03/08/2011	330	333
6.352% due 03/08/2011	103	103
6.410% due 03/08/2011	185	186
6.430% due 03/08/2011	1,371	1,381
Allied Waste Industries, Inc.
4.870% due 01/15/2012	803	807
Allied Waste N.A.
6.620% due 01/15/2012	324	326
6.730% due 01/15/2012	405	408
6.820% due 01/15/2012	997	1,003
6.970% due 01/15/2012	340	342
Appleton Papers, Inc.
5.000% due 06/09/2010	1	1
6.830% due 06/09/2010	140	142
6.330% due 06/11/2010	130	132
BCP Crystal US Holdings Corp.
6.979% due 04/06/2011	993	1,009
Berry Plastics Corp.
6.840% due 06/30/2010	496	504
Celanese Americas Corp.
4.461% due 07/27/2009	2,000	2,034
Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011	42	43
7.229% due 01/20/2011	420	426
7.230% due 01/20/2011	24	25
7.318% due 01/20/2011	60	61
7.210% due 02/09/2011	378	384
Charter Communications Operating LLC
7.920% due 04/26/2011	981	991
7.920% due 04/27/2011	2	3
Choctaw Resort Development Enterprise
6.940% due 11/04/2011	1,044	1,058
Cognis Deutschland GmbH & Co. KG
6.920% due 05/12/2011	1,008	1,012
Coleto Creek WLE LP
6.527% due 07/01/2011	993	1,002
Cooper-Standard Automotive, Inc.
7.000% due 12/31/2011	1,550	1,562
7.500% due 12/31/2011	963	971
Covanta Energy Corp.
4.527% due 06/24/2012	520	529
7.818% due 06/30/2012	373	379
DaVita, Inc.
6.780% due 05/16/2012	1,531	1,552
6.850% due 05/16/2012	147	149
6.940% due 05/16/2012	268	272
7.020% due 05/16/2012	147	149
7.050% due 05/16/2012	92	93
7.110% due 05/16/2012	300	304
7.125% due 05/16/2012	211	214
6.940% due 10/05/2012	245	248
DirecTV Holdings LLC
6.276% due 04/08/2013	500	506
6.276% due 04/13/2013	500	506
Dresser-Rand Group, Inc.
6.527% due 10/29/2011	353	360
6.778% due 10/29/2011	235	240
6.964% due 10/29/2011	370	377
Dura Operating Corp.
8.220% due 04/28/2011	1,000	1,003
El Paso Corp.
4.000% due 11/22/2009	3,875	3,923
7.313% due 11/22/2009	613	621
Georgia-Pacific Corp.
6.726% due 12/20/2012	333	336
6.880% due 12/20/2012	6,667	6,722
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010	5,000	5,078
Headwaters, Inc.
6.860% due 04/30/2011	1,161	1,172
HealthSouth Corp.
8.150% due 02/02/2013	3,500	3,531
Hercules, Inc.
6.310% due 10/08/2010	564	570
6.479% due 10/08/2010	27	27
Insight Midwest Holdings LLC
7.000% due 12/31/2009	1,484	1,510
Jarden Corp.
6.527% due 01/21/2012	4,179	4,227
Jean Coutu Group, Inc.
6.938% due 07/30/2011	1,932	1,954
K&F Acquisition, Inc.
6.860% due 11/18/2012	897	910
6.870% due 11/18/2012	467	474
Kinetic Concepts, Inc.
6.730% due 08/11/2010	1,034	1,047
Masonite International Corp.
6.527% due 04/06/2013	20	20
6.630% due 04/06/2013	1,468	1,453
Mediacom Communications Corp.
6.640% due 02/28/2014	520	527
6.690% due 02/28/2014	800	812
6.780% due 02/28/2014	500	507
6.980% due 02/28/2014	165	168
Metro-Goldwyn-Mayer, Inc.
7.229% due 04/08/2012	6,000	6,081
Nalco Co.
6.440% due 11/01/2010	472	477
6.500% due 11/01/2010	598	605
8.250% due 11/04/2010	14	14
Neiman-Marcus Group, Inc.
7.340% due 03/13/2013	3,228	3,279
Nortek, Inc.
6.940% due 08/24/2011	1,975	1,996
8.500% due 08/27/2011	5	5
Novelis, Inc.
6.440% due 01/07/2012	1,327	1,343
OAO Rosneft Oil Co.
6.131% due 12/30/2008	15,000	14,981
PanAmSat Corp.
6.355% due 08/20/2009	520	526
6.571% due 08/20/2009	272	275
6.900% due 08/20/2011	1,492	1,514
Penn National Gaming, Inc.
6.340% due 05/26/2012	582	591
6.390% due 05/26/2012	1,745	1,771
6.730% due 05/26/2012	83	84
6.460% due 06/26/2012	582	591
PP Acquisition Corp.
7.530% due 11/12/2011	445	449
Primedia, Inc.
6.820% due 09/30/2013	1,200	1,189
Qwest Corp.
6.950% due 06/30/2010	2,000	2,040
Reliant Energy, Inc.
7.175% due 04/30/2010	726	726
Resorts International Holdings LLC
7.530% due 03/22/2012	2	2
Revlon Consumer Products Corp.
10.720% due 07/09/2010	125	129
10.560% due 07/31/2010	250	258
10.690% due 07/31/2010	250	258
10.910% due 07/31/2010	250	258
Rexel S.A.
7.667% due 01/20/2013	1,365	1,384
8.167% due 04/10/2014	1,365	1,391
RH Donnelley, Inc.
6.200% due 06/30/2011	200	201
6.250% due 06/30/2011	299	302
6.270% due 06/30/2011	50	50
6.280% due 06/30/2011	50	50
6.310% due 06/30/2011	150	151
6.670% due 06/30/2011	150	151
6.690% due 06/30/2011	200	201
6.730% due 06/30/2011	325	328
Roundy’s Supermarket, Inc.
7.700% due 10/27/2011	13	13
7.700% due 11/01/2011	2,500	2,537
7.870% due 11/01/2011	2,488	2,524
Sealy Mattress Co.
6.502% due 04/01/2013	221	224
6.500% due 04/14/2013	44	45
6.570% due 04/14/2013	133	135
Simmons Bedding Co.
7.125% due 12/19/2011	73	74
7.250% due 12/19/2011	169	172
7.375% due 12/19/2011	651	662
Smurfit-Stone Container Enterprises, Inc.
4.056% due 11/01/2010	87	89
6.938% due 11/01/2010	141	143
7.125% due 11/01/2010	215	218
6.875% due 11/01/2011	340	345
7.125% due 11/01/2011	143	145
Solar Capital Corp.
7.215% due 01/22/2013	2,985	3,028
Telcordia Technologies, Inc.
5.000% due 09/09/2012	8	7
7.310% due 09/09/2012	2,970	2,949
Tenneco, Inc.
6.880% due 12/12/2010	656	667
7.020% due 12/12/2010	1,656	1,683
UGS Corp.
6.610% due 03/31/2012	18	18
6.830% due 03/31/2012	2,231	2,261
Universal City Development Partners
5.450% due 06/09/2010	8	8
6.600% due 06/09/2010	564	571
6.770% due 06/09/2010	18	18
6.370% due 06/19/2010	400	405
UPC Financing Partnership
7.280% due 09/30/2012	2,000	2,015
Valor Telecommunications Enterprises LLC
6.729% due 02/15/2012	1,940	1,947
Warner Chilcott Co., Inc.
7.277% due 01/18/2012	616	623
7.440% due 01/18/2012	654	660
Warner Chilcott Corp.
7.277% due 01/18/2012	512	517
Warner Chilcott Holdings Co. III Ltd.
7.277% due 01/18/2012	236	239
WMG Acquisition Corp.
6.371% due 02/27/2011	87	88
6.406% due 02/27/2011	417	423
6.580% due 02/27/2011	554	562
6.590% due 02/27/2011	88	89
6.614% due 02/27/2011	413	419
6.780% due 02/27/2011	417	423
Worldspan LP
7.313% due 02/11/2010	60	59
7.438% due 02/11/2010	97	95
7.500% due 02/11/2010	786	774
7.625% due 02/11/2010	50	49
7.688% due 02/11/2010	73	72
7.313% due 02/16/2010	50	49
7.500% due 02/16/2010	67	66

80  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Wynn Las Vegas LLC
6.975% due 12/14/2011	$3,000	$3,036
Xerium Technologies, Inc.
7.229% due 05/18/2012	1,471	1,473

Total Bank Loan Obligations (Cost $139,529)		140,296

CORPORATE BONDS & NOTES 28.5%

Banking & Finance 12.8%

Asahi Finance Cayman Ltd.
5.700% due 03/27/2049	2,000	2,018
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	1,500	1,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	500
Banco Santander Chile
5.220% due 12/09/2009	5,500	5,508
Banque Centrale de Tunisie
7.500% due 09/19/2007	2,000	2,062
Bear Stearns Cos., Inc.
5.560% due 09/27/2007	650	656
4.960% due 01/30/2009	2,500	2,514
5.140% due 09/09/2009	1,680	1,687
4.897% due 01/31/2011	7,500	7,513
CIT Group Holdings, Inc.
4.810% due 01/30/2009	5,000	5,006
CIT Group, Inc.
4.702% due 04/19/2006	400	400
4.990% due 05/18/2007	100	100
5.160% due 09/20/2007	7,000	7,025
5.000% due 12/19/2007	5,100	5,104
Export-Import Bank of Korea
4.990% due 11/16/2010	2,500	2,501
Ford Motor Credit Co.
6.500% due 01/25/2007	1,000	996
5.880% due 03/21/2007	2,500	2,464
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008	7,000	7,204
General Electric Capital Corp.
4.910% due 05/12/2006	100	100
4.880% due 03/04/2008	2,500	2,502
4.760% due 04/30/2009	1,500	1,503
4.714% due 10/21/2010	4,500	4,506
4.950% due 11/21/2011	2,000	2,009
5.170% due 09/15/2014	450	454
General Motors Acceptance Corp.
5.645% due 05/18/2006	2,500	2,493
5.500% due 01/16/2007	2,500	2,461
6.125% due 08/28/2007	4,000	3,881
Genworth Global Funding Trusts
4.970% due 02/10/2009	2,400	2,401
Goldman Sachs Group, Inc.
4.810% due 10/27/2006	800	801
5.060% due 03/30/2007	1,500	1,502
4.810% due 11/10/2008	4,000	4,004
5.025% due 12/22/2008	5,100	5,104
4.944% due 07/23/2009	4,135	4,163
4.950% due 10/07/2011	2,000	2,016
Hexion US Finance Corp.
9.350% due 07/15/2010	600	610
HSBC Bank USA N.A.
5.000% due 09/21/2007	1,400	1,403
HSBC Finance Corp.
4.870% due 02/09/2007	125	125
6.538% due 11/13/2007	3,200	3,264
5.040% due 09/15/2008	3,000	3,010
5.030% due 11/16/2009	4,500	4,521
Intergas Finance BV
6.875% due 11/04/2011	400	408
International Lease Finance Corp.
5.000% due 01/15/2010	4,500	4,528
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	3,000	3,004
4.713% due 01/23/2009	4,800	4,803
MBNA Europe Funding PLC
4.950% due 09/07/2007	5,000	5,004
Merrill Lynch & Co., Inc.
4.880% due 04/18/2006	250	250
4.788% due 01/30/2009	4,900	4,903
Morgan Stanley
4.780% due 11/09/2006	2,500	2,501
4.708% due 01/12/2007	442	443
4.874% due 02/15/2007	700	701
4.725% due 01/18/2008	2,000	2,004
4.854% due 01/22/2009	100	100
4.880% due 01/15/2010	3,500	3,517
4.850% due 01/18/2011	5,000	5,015
Pemex Finance Ltd.
8.450% due 02/15/2007	361	364
8.020% due 05/15/2007	2,083	2,121
Petroleum Export Ltd.
5.265% due 06/15/2011	1,966	1,923
SLM Corp.
4.703% due 01/25/2008	9,000	9,009
4.833% due 07/25/2008	500	502
UBS Luxembourg S.A.
6.380% due 10/24/2006	150	152
6.230% due 02/11/2015	1,500	1,501
Universal City Florida Holding Co.
9.430% due 05/01/2010	2,500	2,550
VTB Capital S.A.
5.680% due 09/21/2007	10,100	10,124
Wachovia Corp.
4.990% due 03/15/2011	5,000	5,006
Wells Fargo & Co.
4.668% due 01/12/2011	6,900	6,909

		184,936

Industrials 10.2%

Abitibi-Consolidated, Inc.
8.410% due 06/15/2011	2,350	2,362
Bavaria S.A.
8.875% due 11/01/2010	1,500	1,627
Boise Cascade LLC
7.475% due 10/15/2012	3,000	3,052
Bowater, Inc.
7.910% due 03/15/2010	2,500	2,525
Cablevision Systems Corp.
9.620% due 04/01/2009	6,600	6,955
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	445
CCO Holdings LLC
9.035% due 12/15/2010	4,000	3,995
Comcast Corp.
5.900% due 03/15/2016	2,900	2,849
Cox Communications, Inc.
5.450% due 12/14/2007	6,000	6,041
CSX Corp.
4.990% due 08/03/2006	3,093	3,096
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	5,100	5,102
5.715% due 08/08/2006	100	100
5.100% due 11/17/2006	1,000	1,000
5.100% due 03/07/2007	4,000	4,003
5.360% due 09/10/2007	800	803
5.330% due 03/13/2009	4,300	4,304
Dex Media West LLC
9.875% due 08/15/2013	2,600	2,889
Dobson Cellular Systems
9.430% due 11/01/2011	1,500	1,560
EchoStar DBS Corp.
8.240% due 10/01/2008	2,755	2,831
6.375% due 10/01/2011	1,000	982
El Paso Corp.
6.950% due 12/15/2007	2,750	2,784
7.750% due 06/15/2010	650	674
Enterprise Products Operating LP
4.000% due 10/15/2007	250	245
Freescale Semiconductor, Inc.
7.350% due 07/15/2009	3,950	4,068
Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	984
Gazstream S.A.
5.625% due 07/22/2013	2,909	2,877
General Electric Co.
4.910% due 12/09/2008	6,000	6,002
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	4,000	4,200
HJ Heinz Co.
6.428% due 12/01/2020	900	916
Intelsat Bermuda Ltd.
9.614% due 01/15/2012	4,500	4,596
JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,732
JetBlue Airways Corp.
7.440% due 11/15/2008	2,159	2,175
Lyondell Chemical Co.
9.500% due 12/15/2008	884	924
Meritor Automotive, Inc.
6.800% due 02/15/2009	87	87
MGM Mirage
8.500% due 09/15/2010	2,500	2,687
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	1,000	995
Nalco Co.
6.730% due 11/01/2010	416	421
Newpark Resources
8.625% due 12/15/2007	1,500	1,508
Oracle Corp.
4.810% due 01/13/2009	2,000	2,002
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,881
Pemex Project Funding Master Trust
6.400% due 10/15/2009	100	104
6.210% due 06/15/2010	22,000	22,624
5.430% due 12/03/2012	1,200	1,199
Qwest Communications International, Inc.
8.249% due 02/15/2009	7,850	8,066
Roseton
7.270% due 11/08/2010	1,500	1,517
Salomon Brothers AG
10.500% due 10/21/2009	500	572
Time Warner, Inc.
6.125% due 04/15/2006	2,000	2,000
TRW Automotive, Inc.
9.375% due 02/15/2013	5,000	5,431
United Airlines, Inc.
6.201% due 09/01/2008	786	778
Williams Cos., Inc.
6.375% due 10/01/2010	2,250	2,239
Yum! Brands, Inc.
8.500% due 04/15/2006	2,500	2,502

		146,311

Utilities 5.5%

AES Corp.
8.750% due 05/15/2013	5,740	6,228
Alabama Power Co.
4.864% due 04/23/2007	100	100
America Movil S.A. de CV
5.500% due 03/01/2014	875	841
5.750% due 01/15/2015	850	826

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  81

Schedule of Investments (Cont.)

Floating Income Fund

	Principal Amount (000s)		Value (000s)
American Electric Power Co., Inc.
4.709% due 08/16/2007		$4,000	$3,963
Appalachian Power Co.
5.290% due 06/29/2007		400	401
AT&T Corp.
9.050% due 11/15/2011		473	512
CMS Energy Corp.
9.875% due 10/15/2007		600	641
Dominion Resources, Inc.
5.049% due 05/15/2006		600	600
5.265% due 09/28/2007		5,000	5,006
5.687% due 05/15/2008		2,400	2,405
Entergy Gulf States, Inc.
5.220% due 12/01/2009		2,400	2,375
FirstEnergy Corp.
5.500% due 11/15/2006		450	450
Florida Power Corp.
5.141% due 11/14/2008		5,000	5,005
Midwest Generation LLC
8.300% due 07/02/2009		3,375	3,489
Nisource Finance Corp.
3.200% due 11/01/2006		1,438	1,421
5.344% due 11/23/2009		3,500	3,515
Northwestern Corp.
7.300% due 12/01/2006		3,000	3,043
PSEG Energy Holdings LLC
8.625% due 02/15/2008		1,850	1,938
PSEG Power LLC
6.875% due 04/15/2006		3,100	3,101
Public Service Electric & Gas
5.065% due 06/23/2006		5,500	5,501
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		2,000	2,023
Qwest Corp.
8.160% due 06/15/2013		1,500	1,658
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,500	2,376
Rogers Wireless, Inc.
8.035% due 12/15/2010		9,750	10,116
Rural Cellular Corp.
9.410% due 03/15/2010		1,400	1,442
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,800	1,784
Southern California Edison Co.
4.965% due 12/13/2007		3,000	3,002
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		850	814
Time Warner Telecom Holdings, Inc.
8.749% due 02/15/2011		2,350	2,412
Verizon Global Funding Corp.
4.879% due 08/15/2007		1,800	1,801

			78,789

Total Corporate Bonds & Notes (Cost $409,824)			410,036

U.S. GOVERNMENT AGENCIES 18.8%

Fannie Mae
4.292% due 02/01/2035		968	957
4.500% due 10/25/2022		588	585
4.665% due 05/22/2006		25,000	24,994
4.725% due 09/07/2006		50,000	49,998
4.958% due 04/25/2035		275	275
5.000% due 06/25/2027		703	701
5.500% due 04/12/2036		34,000	33,193
Federal Home Loan Bank
4.770% due 06/13/2006		39,500	39,496
4.840% due 12/29/2006		100,000	100,036
Freddie Mac
4.000% due 04/15/2022 - 12/15/2024 (b)		3,300	3,221
4.818% due 10/25/2044		14,450	14,541
5.000% due 06/15/2013 - 09/15/2024 (b)		3,224	3,208

Total U.S. Government Agencies (Cost $271,262)			271,205

MORTGAGE-BACKED SECURITIES 0.7%

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		1,462	1,429
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		1,937	1,920
2.611% due 08/15/2036		947	920
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036		5,200	5,200
Washington Mutual, Inc.
5.128% due 12/25/2044		669	673

Total Mortgage-Backed Securities (Cost $10,166)			10,142

ASSET-BACKED SECURITIES 4.1%

ACE Securities Corp.
4.898% due 02/25/2036		940	941
Argent Securities, Inc.
4.958% due 12/25/2035		3,941	3,944
4.898% due 03/25/2036		1,652	1,653
BA Master Credit Card Trust
4.869% due 06/15/2008		2,000	2,001
Bear Stearns Asset-Backed Securities, Inc.
4.898% due 11/25/2035		1,849	1,849
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033		15	15
Countrywide Asset-Backed Certificates
4.888% due 02/25/2036		2,265	2,266
4.891% due 03/25/2036		2,000	2,000
4.888% due 04/25/2036		1,998	1,999
First NLC Trust
4.938% due 02/25/2036		3,492	3,494
Fremont Home Loan Trust
4.908% due 01/25/2036		2,120	2,122
GSAMP Trust
4.908% due 11/25/2035		1,875	1,876
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,944	1,945
4.908% due 04/25/2036		1,095	1,096
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		1,900	1,901
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		1,860	1,862
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036		1,189	1,190
4.740% due 03/25/2036		1,500	1,500
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		3,042	3,044
Merrill Lynch Mortgage Investors, Inc.
4.850% due 02/25/2037		2,100	2,100
Morgan Stanley Capital I
4.892% due 02/25/2036		3,100	3,101
Nelnet Student Loan Trust
4.750% due 08/23/2011		1,000	1,001
Nissan Auto Lease Trust
2.900% due 08/15/2007		1,481	1,472
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		1,926	1,927
4.713% due 02/25/2036		1,586	1,587
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,453	1,454
4.918% due 09/25/2025		639	640
4.908% due 01/25/2036		2,552	2,554
SLM Student Loan Trust
4.593% due 01/25/2013		4,907	4,910
Structured Asset Securities Corp.
4.948% due 12/25/2035		1,901	1,902

Total Asset-Backed Securities (Cost $59,312)			59,346

SOVEREIGN ISSUES 17.9%

Brazilian Government International Bond
5.250% due 04/15/2009		408	408
10.271% due 06/29/2009		50,825	59,021
10.000% due 08/07/2011		3,150	3,701
5.250% due 04/15/2012		47,111	47,206
5.250% due 04/15/2012		765	766
7.875% due 03/07/2015		175	189
8.875% due 10/14/2019		50	58
Chile Government International Bond
5.060% due 01/28/2008		1,461	1,469
Ecuador Government International Bond
12.000% due 11/15/2012		1,500	1,530
Egypt Government International Bond
7.625% due 07/11/2006		500	503
Kazakhstan Government International Bond
11.125% due 05/11/2007		750	796
Korea Development Bank
5.001% due 10/20/2009		5,200	5,240
5.050% due 11/22/2012		7,500	7,512
Mexico Government International Bond
5.280% due 01/13/2009		2,511	2,542
Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,402
Panama Government International Bond
5.563% due 07/17/2014		3,701	3,701
5.563% due 07/17/2016		6,855	6,787
Peru Government International Bond
5.000% due 03/07/2017		9,028	8,557
Republic of Korea
4.875% due 09/22/2014		2,000	1,908
Russia Government International Bond
8.250% due 03/31/2010		1,000	1,060
12.750% due 06/24/2028		100	179
Ukraine Government International Bond
11.000% due 03/15/2007		2,782	2,890
8.235% due 08/05/2009		31,150	33,437
6.875% due 03/04/2011		250	253
Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,427
5.614% due 04/20/2011		62,300	62,612

Total Sovereign Issues (Cost $248,416)			258,154

FOREIGN CURRENCY- DENOMINATED ISSUES (g) 3.3%

Amadeus Global Travel Distribution S.A.
5.244% due 04/08/2013	EC	2,000	2,451
5.744% due 04/08/2014		2,000	2,462
Basell NV
4.740% due 09/15/2013		2,081	2,556
5.240% due 09/15/2014		1,762	2,175
5.644% due 09/15/2014		675	832
Gaz Capital
7.800% due 09/27/2010		3,000	4,099
Pirelli Cable
5.253% due 06/23/2014		3,900	4,880
Seat Pagine Gialle SpA
4.491% due 05/25/2013		1,949	2,391
SigmaKalon
5.242% due 09/19/2012		2,000	2,434
5.742% due 09/19/2013		2,000	2,446
Spain Government International Bond
3.100% due 09/20/2006	JY	190,000	1,637

82  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016 MP	MP	97,600	$8,617
UPC Financing Partnership
5.239% due 09/15/2012 EC	EC	4,000	4,862
Wavin BV
4.992% due 09/13/2013		2,250	2,750
5.492% due 09/13/2014		2,250	2,760

Total Foreign Currency-Denominated Issues (Cost $47,330)			47,352

	Shares

COMMON STOCKS 0.1%

Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Inc.		162,600	1,780

Total Common Stocks (Cost $1,774)			1,780

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$7,100	2
Strike @ 4.750% Exp. 08/08/2006		31,100	11

Total Purchased Call Options (Cost $152)			13

PURCHASED PUT OPTIONS (g) 0.0%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	11,200	233

Total Purchased Put Options (Cost $53)			233

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 13.9%

Commercial Paper 1.5%

Fannie Mae
4.365% due 04/12/2006		$4,000	3,996
Federal Home Loan Bank
4.630% due 04/03/2006		17,000	17,000

			20,996

Tri-Party Repurchase Agreements 0.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $4,661. Repurchase proceeds are $4,571.)		4,569	4,569

France Treasury Bills 4.1%

2.351% due 04/06/2006 EC	EC	49,300	59,733

Germany Treasury Bills 7.6%

2.506% due 05/17/2006- 08/16/2006 (b)		90,520	109,111

U.S. Treasury Bills 0.4%

4.321% due 05/25/2006- 06/15/2006 (b)(c)(d)		$5,635	5,589

Total Short-Term Instruments (Cost $199,467)			199,998

Total Investments (a) 97.1% (Cost $1,387,285)			$1,398,555

Written Options (f) (0.0%) (Premiums $718)			(706)

Other Assets and Liabilities (Net) 2.9%			42,919

Net Assets 100.0%			$1,440,768

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $35,428 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $2,064 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	120	$(83)
90-Day Eurodollar December Futures	Long	12/2007	215	(89)
90-Day Eurodollar December Futures	Short	12/2008	215	86
90-Day Eurodollar June Futures	Long	06/2007	1,020	(388)
90-Day Eurodollar June Futures	Long	06/2007	215	(99)
90-Day Eurodollar June Futures	Short	06/2008	215	94
90-Day Eurodollar March Futures	Long	03/2007	215	(102)
90-Day Eurodollar March Futures	Short	03/2008	95	42
90-Day Eurodollar September Futures	Long	09/2006	46	(52)
90-Day Eurodollar September Futures	Long	09/2007	335	(175)
90-Day Eurodollar September Futures	Short	09/2008	215	86

				$(680)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	13,300	$(152)
UBS Warburg LLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	6,400,000	1,172
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	4,900,000	30
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$29,600	266
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		15,750	266

							$1,582

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  83

Schedule of Investments (Cont.)

Floating Income Fund

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$6
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	14
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	5
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,480	9
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	85
Bank of America	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	30,000	0
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	340
Barclays Bank PLC	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	17,000	359
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	12,900	(29)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	15
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(14)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	(1)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	12
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(80)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(2)
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc.
	9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(58)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,213	83
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	35
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	992	6
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	1,000	4
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%	10/20/2007	42,500	(97)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720)%	03/20/2008	1,000	(4)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008	600	10
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	10
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	7
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	3
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	40
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009	690	(1)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	03/20/2011	3,000	62
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290)%	03/20/2013	2,000	(57)
Deutsche Bank AG	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	26,829	638
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	(24)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	4
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	09/20/2009	300	15
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	3
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	3
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	1,007
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	44
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	87,805	1,287
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,700	48
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	13,000	5
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	25,000	0
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	(19)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	7
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	(168)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	347
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	(6)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	12
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,000	903
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	18,848	69
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,350	468
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	77
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	17,073	382
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%	03/20/2011	40,000	(377)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	8,500	(18)

84  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750)%	03/20/2008	$1,000	$(5)
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%	04/20/2009	2,000	2
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	5
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	3
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	8
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(10)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	35
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	38
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	29
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	03/20/2011	3,000	67
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310)%	03/20/2013	2,000	(59)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,100	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	31
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until
	03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	08/20/2007	15,000	45
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	1
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	41,500	2,057
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,968	18
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	37,500	2,807
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	600	8
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	21,400	(34)
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	512
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	11,904	41
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	7
UBS Warburg LLC	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	29,000	75
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	20,000	(4)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(3)
Wachovia Bank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	48

						$11,215

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$109.000	05/26/2006	1,060	$262	$66
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	1,060	142	282

				$404	$348

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$3,100	$25	$3
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	15,700	61	139
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	13,600	128	13

							$214	$155

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	$50,400	$33	$81
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	58,000	38	93
Call - OTC British Telecom SP 0.200% due 06/20/2008	Morgan Stanley Dean Witter & Co.	0.450%	06/20/2008	5,500	29	29

					$100	$203

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  85

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2006

(g)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	7,689	07/2006	$117	$0	$117
Buy	CP	1,754,935	07/2006	0	0	0
Buy	CY	174,199	03/2007	0	(32)	(32)
Buy	EC	57,619	04/2006	0	(340)	(340)
Sell		213,702	04/2006	49	(498)	(449)
Sell	JY	135,467	04/2006	4	0	4
Buy		157,880	05/2006	4	0	4
Buy	KW	2,288,782	09/2006	6	0	6
Buy	MP	34,780	08/2006	0	(110)	(110)
Buy	PN	11,073	08/2006	0	(91)	(91)
Buy	PZ	10,422	05/2006	0	(47)	(47)
Buy	RP	105,312	08/2006	0	0	0
Buy	RR	93,263	09/2006	0	(7)	(7)
Buy		225,883	02/2007	85	0	85
Buy	S$	3,853	08/2006	18	0	18
Buy	SR	9,318	05/2006	0	(17)	(17)
Buy	SV	101,770	09/2006	11	0	11

				$294	$(1,142)	$(848)

86  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
BRAZIL 0.0%

Brazilian Government International Bond
5.250% due 04/15/2012		$76	$77
8.875% due 10/14/2019		500	579

Total Brazil (Cost $602)			656

CAYMAN ISLANDS (l) 0.8%

ASIF II
4.026% due 06/15/2007	C$	400	342
Cypress Tree Investment Partners I Ltd.
5.000% due 10/15/2009		$1,448	1,459
Mizuho Finance Cayman Ltd.
1.522% due 11/29/2049	JY	100,000	850
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	4,671
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	1,800	2,166
Pioneer 2002 Ltd.
10.910% due 06/15/2006		$1,000	1,008
Vita Capital Ltd.
5.880% due 01/01/2007		1,100	1,101

Total Cayman Islands (Cost $11,733)			11,597

FRANCE (l) 9.7%

France Government Bond
4.000% due 10/25/2009	EC	4,500	5,551
4.750% due 10/25/2012		100	129
4.000% due 04/25/2014		300	370
4.000% due 10/25/2014		92,900	114,525
5.500% due 04/25/2029		4,200	6,220
5.750% due 10/25/2032		10,100	15,645
4.000% due 04/25/2055		300	365

Total France (Cost $145,843)			142,805

GERMANY (l) 19.8%

Republic of Germany
4.000% due 07/04/2009	EC	300	370
5.375% due 01/04/2010		300	387
5.250% due 07/04/2010		8,700	11,244
5.250% due 01/04/2011		19,500	25,336
5.000% due 01/04/2012		700	908
5.000% due 07/04/2012		16,700	21,714
4.250% due 01/04/2014		27,340	34,274
4.250% due 07/04/2014		63,300	79,402
6.250% due 01/04/2024		9,800	15,290
6.500% due 07/04/2027		2,260	3,708
5.625% due 01/04/2028		41,800	62,396
6.250% due 01/04/2030		22,640	36,754
5.500% due 01/04/2031		300	448
4.750% due 07/04/2034		400	546

Total Germany (Cost $300,212)			292,777

ITALY (l) 0.1%

Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EC	1,000	1,248
Italy Government International Bond
3.000% due 04/15/2009		700	837

Total Italy (Cost $2,084)			2,085

JAPAN (l) 10.9%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	300	354
Japan Government Bond
0.700% due 09/20/2008	JY	1,790,000	15,178
1.600% due 09/20/2013		1,660,000	14,104
1.500% due 03/20/2014		1,520,000	12,767
1.600% due 06/20/2014		3,970,000	33,529
1.600% due 09/20/2014		1,650,000	13,918
1.500% due 03/20/2015		100,000	835
2.300% due 05/20/2030		1,347,700	11,694
2.400% due 03/20/2034		230,000	2,026
2.300% due 06/20/2035		1,490,000	12,829
2.500% due 09/20/2035		4,220,000	37,920
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,402
Xerox Credit Corp.
2.000% due 06/06/2007	JY	300,000	2,567

Total Japan (Cost $173,426)			161,123

JERSEY, CHANNEL ISLANDS (l) 0.0%

ASIF III Jersey Ltd.
2.657% due 07/17/2006	EC	600	727
SRM Investment Ltd.
2.848% due 08/26/2034		87	105

Total Jersey, Channel Islands (Cost $887)			832

MEXICO 0.2%

Pemex Project Funding Master Trust
5.750% due 12/15/2015		$2,600	2,493

Total Mexico (Cost $2,575)			2,493

NETHERLANDS (l) 0.1%

Netherlands Government Bond
4.250% due 07/15/2013	EC	400	502
3.750% due 07/15/2014		1,200	1,455

Total Netherlands (Cost $2,068)			1,957

PERU 0.1%

Peru Government International Bond
9.125% due 02/21/2012		$900	1,021

Total Peru (Cost $1,023)			1,021

RUSSIA (l) 0.2%

Gaz Capital
5.875% due 06/01/2015	EC	600	765
VTB Capital S.A.
5.250% due 09/21/2007		$1,600	1,601

Total Russia (Cost $2,354)			2,366

SOUTH AFRICA 0.1%

South Africa Government International Bond
7.375% due 04/25/2012		$900	979

Total South Africa (Cost $1,006)			979

SPAIN (l) 7.0%

Banesto Banco de Emisiones
2.864% due 10/04/2006	EC	1,000	$1,212
Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006		1,200	1,454
Spain Government Bond
5.400% due 07/30/2011		20,800	27,341
6.150% due 01/31/2013		1,000	1,388
4.400% due 01/31/2015		42,000	53,249
5.750% due 07/30/2032		11,150	17,236
4.200% due 01/31/2037		900	1,124

Total Spain (Cost $102,796)			103,004

TUNISIA (l) 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$200	216
4.500% due 06/22/2020	EC	3,000	3,477

Total Tunisia (Cost $3,852)			3,693

UKRAINE (l) 0.1%

Ukraine Government International Bond
4.950% due 10/13/2015	EC	1,000	1,141

Total Ukraine (Cost $1,210)			1,141

UNITED KINGDOM (l) 4.6%

HBOS PLC
5.920% due 09/29/2049		$3,300	3,192
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007		3,500	3,502
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,400	4,212
4.000% due 03/07/2009		11,400	19,549
5.750% due 12/07/2009		3,900	7,065
4.750% due 06/07/2010		1,500	2,634
9.000% due 07/12/2011		11,900	25,046
5.000% due 03/07/2012		2,030	3,630
5.000% due 09/07/2014		35	63

Total United Kingdom (Cost $70,148)			68,893

UNITED STATES 36.4%

Asset-Backed Securities 2.3%

AAA Trust
4.705% due 11/26/2035		$3,306	3,312
Aegis Asset-Backed Securities Trust
4.701% due 11/25/2023		119	119
Amortizing Residential Collateral Trust
4.931% due 10/25/2031		10	10
4.871% due 07/25/2032		1	1
Argent Securities, Inc.
4.938% due 10/25/2035		140	140
4.918% due 11/25/2035		2,213	2,215
4.958% due 02/25/2036		394	394
Asset-Backed Funding Certificates
4.928% due 06/25/2035		161	161
4.928% due 08/25/2035		342	342
BA Master Credit Card Trust
4.869% due 06/15/2008		600	600
Bear Stearns Asset-Backed Securities, Inc.
4.988% due 12/25/2042		320	320
5.268% due 03/25/2043		13	13
Centex Home Equity
4.908% due 06/25/2035		163	163
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033		12	12

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  87

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

	Principal Amount (000s)	Value (000s)
CIT Group Home Equity Loan Trust
5.108% due 03/25/2033	$20	$20
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	443	444
4.691% due 09/25/2035	1,755	1,756
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	7	7
4.671% due 07/25/2035	107	107
4.898% due 10/25/2035	2,202	2,204
4.918% due 01/25/2036	74	74
Credit-Based Asset Servicing & Securitization
4.901% due 06/25/2032	24	24
CS First Boston Mortgage Securities Corp.
4.891% due 01/25/2032	5	5
FBR Securitization Trust
4.701% due 10/25/2035	615	615
4.701% due 12/25/2035	1,558	1,559
Finance America Mortgage Loan Trust
4.751% due 06/25/2034	10	10
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 03/25/2034	30	30
First NLC Trust
4.691% due 12/25/2035	1,278	1,279
4.701% due 02/25/2036	1,604	1,605
Fremont Home Loan Trust
4.671% due 01/25/2036	1,526	1,528
GE-WMC Mortgage Securities LLC
4.681% due 01/25/2036	1,255	1,256
GSAMP Trust
4.871% due 03/25/2034	82	82
4.681% due 03/25/2035	137	137
4.691% due 09/25/2035	136	137
4.691% due 01/25/2036	583	583
HFC Home Equity Loan Asset-Backed Certificates
4.920% due 09/20/2033	1,433	1,438
Home Equity Asset Trust
4.691% due 02/25/2036	86	86
Home Equity Mortgage Trust
4.701% due 07/25/2035	829	829
4.691% due 02/25/2036	720	720
Household Mortgage Loan Trust
4.870% due 05/20/2032	87	87
Indymac Residential Asset-Backed Trust
4.681% due 03/25/2036	837	838
Irwin Home Equity
5.101% due 06/25/2028	1	1
Long Beach Mortgage Loan Trust
4.781% due 11/25/2034	167	167
4.701% due 09/25/2035	71	71
Merrill Lynch Mortgage Investors, Inc.
4.681% due 06/25/2036	434	434
4.738% due 06/25/2036	400	400
Morgan Stanley Dean Witter Capital
4.911% due 07/25/2032	1	1
New Century Home Equity Loan Trust
4.691% due 09/25/2035	125	125
Novastar Home Equity Loan
5.141% due 01/25/2031	1	1
Option One Mortgage Loan Trust
4.479% due 11/25/2035	325	325
Park Place Securities, Inc.
4.691% due 08/25/2035	63	63
Quest Trust
5.258% due 09/25/2034	115	115
4.998% due 03/25/2035	21	21
Renaissance Home Equity Loan Trust
4.931% due 08/25/2032	6	6
5.081% due 12/25/2033	1,691	1,703
Residential Asset Mortgage Products, Inc.
4.741% due 09/25/2013	70	70
4.681% due 12/25/2025	1,283	1,284
4.721% due 04/25/2026	3	3
4.921% due 09/25/2033	20	20
4.911% due 12/25/2033	8	8
Residential Asset Securities Corp.
4.751% due 10/25/2013	341	342
4.851% due 04/25/2032	43	43
4.831% due 07/25/2032	45	45
4.450% due 01/25/2036	473	473
SACO I, Inc.
4.691% due 07/25/2035	159	160
Saxon Asset Securities Trust
4.841% due 08/25/2032	3	3
SG Mortgage Securities Trust
4.681% due 09/25/2035	542	543
Soundview Home Equity Loan Trust
4.190% due 05/25/2035	1,042	1,042
4.681% due 12/25/2035	622	622
Specialty Underwriting & Residential Finance
4.911% due 06/25/2034	1	1
Structured Asset Securities Corp.
4.779% due 05/25/2034	48	48

		33,402

Bank Loan Obligations 0.2%

Georgia-Pacific Corp.
6.575% due 12/20/2012	143	144
7.880% due 12/20/2012	2,857	2,881

		3,025

Corporate Bonds & Notes 4.8%

ASIF Global Financing
4.750% due 08/11/2006	2,700	2,700
AT&T, Inc.
4.520% due 11/14/2008	1,000	1,003
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	3,300	3,271
BellSouth Corp.
4.258% due 04/26/2021	1,100	1,099
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	600	604
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,551
CIT Group, Inc.
4.984% due 05/23/2008	3,500	3,511
CMS Energy Corp.
9.875% due 10/15/2007	400	428
8.900% due 07/15/2008	1,200	1,281
7.500% due 01/15/2009	400	414
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,403
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	401
Dominion Resources, Inc.
4.819% due 09/28/2007	700	701
El Paso Corp.
7.625% due 08/16/2007	300	307
Ford Motor Credit Co.
5.290% due 11/16/2006	700	698
5.450% due 03/21/2007	400	394
General Electric Capital Corp.
4.930% due 12/12/2008	2,500	2,501
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008	2,400	2,405
HCA, Inc.
7.125% due 06/01/2006	1,900	1,914
7.000% due 07/01/2007	1,500	1,525
HJ Heinz Co.
6.189% due 12/01/2020	6,400	6,517
HSBC Finance Corp.
6.538% due 11/13/2007	2,500	2,550
5.500% due 01/19/2016	5,500	5,383
Mirage Resorts, Inc.
7.250% due 10/15/2006	425	430
Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,300	2,497
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,200	1,277
Morgan Stanley
4.725% due 01/18/2008	900	902
Raychem Corp.
7.200% due 10/15/2008	200	207
SB Treasury Co. LLC
9.400% due 12/29/2049	5,100	5,493
Time Warner, Inc.
6.125% due 04/15/2006	3,700	3,701
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,809
Toyota Motor Credit Corp.
4.302% due 10/12/2007	6,800	6,803
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	507
5.880% due 04/15/2008	1,000	1,015

		70,603

Mortgage-Backed Securities 5.6%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,937	1,897
Banc of America Large Loan
4.949% due 11/15/2015	8	8
Banc of America Mortgage Securities
5.000% due 05/25/2034	3,888	3,737
Bear Stearns Alt-A Trust
5.068% due 07/25/2034	17	17
Citigroup Mortgage Loan Trust, Inc.
4.900% due 02/25/2036	14,657	14,433
Countrywide Alternative Loan Trust
5.028% due 05/25/2035	4,003	4,009
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	3,075	3,043
5.148% due 02/25/2035	505	507
5.158% due 02/25/2035	704	706
5.138% due 03/25/2035	5,922	5,954
5.108% due 04/25/2035	1,038	1,043
5.098% due 08/25/2034	25	25
CS First Boston Mortgage Securities Corp.
4.969% due 11/15/2019	1,998	1,999
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,502	2,469
Greenpoint Mortgage Funding Trust
4.851% due 11/25/2045	531	533
4.801% due 05/25/2045	2,474	2,486
GSR Mortgage Loan Trust
4.541% due 09/25/2035	1,277	1,249
Harborview Mortgage Loan Trust
4.940% due 02/19/2034	76	77
4.790% due 05/19/2035	5,032	5,041
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	375	373
MASTR Asset Securitization Trust
5.500% due 11/25/2017	623	610
Mellon Residential Funding Corp.
5.010% due 12/15/2030	35	35
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	841	828
Sequoia Mortgage Trust
4.870% due 08/20/2032	101	101
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	7,100	7,100
4.811% due 06/19/2035	2,793	2,796
Structured Asset Securities Corp.
4.499% due 03/25/2035	315	315
Washington Mutual, Inc.
4.851% due 12/25/2027	401	401
4.891% due 12/25/2044	1,406	1,413
4.901% due 12/25/2044	1,112	1,113
4.841% due 12/25/2045	1,261	1,264

88  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
4.811% due 04/25/2045		$7,699	$7,702
5.151% due 06/25/2042		1,504	1,513
4.878% due 08/25/2042		36	36
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		8,035	7,961

			82,794

Municipal Bonds & Notes 0.7%

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (b)		630	649
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		1,000	1,004
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035		1,700	1,874
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 06/15/2035		2,000	2,061
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (b)		330	336
Tacoma, Washington Regulated Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032		2,000	2,056
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		1,350	1,384
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
4.000% due 06/01/2013		850	847

			10,211

U.S. Government Agencies 18.0%

Fannie Mae
3.500% due 03/25/2009		29	28
3.718% due 05/28/2035		307	308
4.195% due 11/01/2034		8,789	8,654
4.541% due 05/25/2034		2	2
4.671% due 09/25/2035		400	400
4.691% due 04/26/2035		3,480	3,481
4.701% due 03/25/2034		117	117
4.731% due 08/25/2034		155	155
4.831% due 08/25/2030		72	72
4.985% due 12/01/2034		387	384
5.000% due 11/25/2032		4,000	3,708
5.218% due 06/25/2029		54	54
5.500% due 10/01/2028 - 02/01/2036 (d)		237,952	232,857
6.000% due 04/25/2043 - 07/25/2044 (d)		3,632	3,637
6.500% due 06/25/2044		111	113
Freddie Mac
4.403% due 09/01/2035		571	562
5.000% due 06/15/2013 - 12/15/2031 (d)		3,248	3,067
5.078% due 08/25/2031		145	146
5.099% due 12/15/2030		823	826
Government National Mortgage Association
6.000% due 08/20/2034		3,848	3,924
Small Business Administration
4.625% due 02/01/2025		1,134	1,072
4.754% due 08/01/2014		91	87
5.110% due 04/25/2025		2,456	2,396

			266,050

U.S. Treasury Obligations 4.8%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014		3,917	3,825
1.875% due 07/15/2015		10,196	9,808
2.000% due 01/15/2026		6,205	5,882
U.S. Treasury Bonds
8.875% due 02/15/2019		15,600	21,242
8.125% due 08/15/2019		2,300	2,985
8.125% due 05/15/2021		8,400	11,093
6.125% due 11/15/2027		500	569
6.250% due 05/15/2030		3,100	3,624
U.S. Treasury Notes
3.875% due 05/15/2010		600	579
4.500% due 02/15/2016		11,000	10,702

			70,309

Total United States (Cost $546,263)			536,394

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$32,500	0
Strike @ 4.500% Exp. 04/06/2006		30,300	0
Strike @ 4.750% Exp. 05/02/2006		62,800	0
Strike @ 4.750% Exp. 08/07/2006		90,700	30
Strike @ 4.500% Exp. 10/04/2006		34,800	8
Strike @ 4.250% Exp. 10/11/2006		30,300	2
Strike @ 4.250% Exp. 10/12/2006		23,200	2
Strike @ 4.250% Exp. 10/24/2006		95,700	8
Strike @ 4.250% Exp. 10/25/2006		14,000	1
Strike @ 5.000% Exp. 03/08/2007		270,000	941
30-Year Interest Rate Swap (OTC) Receive 3-Month USD- LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY130.000 Exp. 04/11/2006		100,000	1
U.S. dollar versus Eurodollar (OTC)
Strike @ EC1.065 Exp. 06/22/2006		13,845	0

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		1,573	69

Total Purchased Call Options (Cost $3,002)			1,062

	Notional Amount (000s)

PURCHASED PUT OPTIONS (l) 0.2%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	8,100	169
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	3,600	150
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006		13,900	1,008
Strike @ 4.250% Exp. 06/12/2006		4,100	172
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$7,600	60
Spain Government Bond (OTC) 4.400% due 01/31/2015
Strike @ EC99.000 Exp. 05/24/2006	EC	42,000	0

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		2,652	16
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		1,163	640
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,375	9
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		845	5
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006		1,598	25
U.S. Treasury 10-Year Note June Futures (CBOT)
Strike @ $102.000 Exp. 05/26/2006		1,037	32

Total Purchased Put Options (Cost $1,199)			2,286

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 22.7%

Commercial Paper 21.0%

Bank of America Corp.
4.815% due 06/19/2006		$40,000	39,570
Carolina Power & Light Co.
4.560% due 04/21/2006		1,100	1,098
Danske Corp.
4.510% due 04/26/2006		30,400	30,312
4.710% due 06/02/2006		700	694
4.740% due 06/08/2006		1,200	1,189
4.840% due 06/27/2006		600	593
Fannie Mae
4.316% due 04/03/2006		40,400	40,400
Florida Power Corp.
4.560% due 04/24/2006		1,100	1,097
4.630% due 04/28/2006		500	498
Freddie Mac
4.650% due 04/03/2006		68,400	68,400
Rabobank USA Financial Corp.
4.830% due 04/03/2006		40,400	40,400
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		40,100	39,613

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  89

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

	Principal Amount (000s)	Value (000s)
Sumitomo Corp. of America
4.450% due 04/28/2006	$800	$798
4.450% due 05/01/2006	1,600	1,594
UBS Finance Delaware LLC
4.830% due 04/03/2006	1,300	1,300
4.440% due 04/10/2006	8,700	8,693
4.480% due 04/20/2006	10,300	10,278
4.505% due 04/24/2006	600	598
4.480% due 05/10/2006	13,800	13,736
4.670% due 05/23/2006	8,100	8,048
4.790% due 07/07/2006	1,800	1,776

		310,685

Repurchase Agreement 0.2%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.750% due 03/31/2011 valued at $2,777. Repurchase proceeds are $2,701.)	2,700	2,700

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $2,833. Repurchase proceeds are $2,777.)	2,776	2,776

U.S. Treasury Bills 1.3%

4.495% due 06/01/2006- 06/15/2006 (d)(e)(f)	18,895	18,708

Total Short-Term Instruments (Cost $334,925)		334,869

Total Investments (a) 113.3% (Cost $1,707,208)		$1,672,033

Written Options (i) (0.2%) (Premiums $4,036)		(2,657)

Other Assets and Liabilities (Net) (13.1%)		(193,044)

Net Assets 100.0%		$1,476,332

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $31,968 were valued with reference to securities whose prices are more readily obtainable.
(b)	Residual Interest bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $2,227 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $11,035 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	560	$(112)
90-Day Eurodollar September Futures	Long	09/2006	4,312	(3,606)
Euro-Bobl 5-Year Note June Futures Put Option Strike @ EC108.250	Long	06/2006	900	11
Euro-Bobl 5-Year Note June Futures	Long	06/2006	1,071	(682)
Euro-Bund 10-Year Note June Futures Put Option Strike @ EC113.000	Long	06/2006	283	3
Euro-Bund 10-Year Note June Futures	Long	06/2006	223	(383)
Japan Government 10-Year Note June Futures	Long	06/2006	262	(2,711)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	1,598	(1,084)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	1,133	(1,319)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	173	(581)

				$(10,464)

(g)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$54,600	$(6)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	22,000	(2)

		$(8)

90  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(h)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$500	$9
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	50
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	10
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	11
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	12
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	2,200	(113)

						$(21)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	12/15/2010	A$	60,000	$(531)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	519
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	127,300	(457)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		4,000	67
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,500	79
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		101,900	(369)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2015		4,800	(66)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		5,500	202
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	(3)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,400	(24)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,200	(44)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		500	(19)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(1)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		6,900	(200)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(106)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,100	(9)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(246)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		EC 200	(4)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	46
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2011		97,000	491
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,300	(81)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	28
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	1
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,500	(79)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,700	433
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		104,700	1,137
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,000	83
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	(5)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,300	166
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		9,800	380
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,900	(315)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	(619)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,000	(119)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	(3)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		8,900	440
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		44,600	2,739
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		23,900	(881)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	(8)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	48
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	244
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,255,000	234
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		8,300,000	723
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		10,900,000	1,995
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,530,000	406
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		4,700,000	329
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,110,000	395
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  91

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013	JY	2,860,000	$374
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$78,000	120
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		141,500	(1,493)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		9,100	224
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		16,800	224
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,500	27
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,900	162
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,500	(25)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011		65,400	700
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		18,600	(134)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		142,700	1,844
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		153,600	3,255
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		176,700	(35)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		9,800	131
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		110,800	2,008
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,000	(59)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		18,900	(716)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		18,000	369
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,500	30
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		8,400	(89)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		46,300	660
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		6,400	85
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	(28)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		38,000	775
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		2,000	53

							$15,445

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures	$95.250	06/16/2006	1,573	$607	$118
Put - CME Eurodollar 1-Year Mid-Curve June Futures	94.750	06/16/2006	1,163	179	320

			Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY 112.000	05/26/2006	$7,600	56	20

				$842	$458

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$8,100	$150	$249
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	33,000	314	261
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	6,000	44	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	106	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	13,000	98	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	39,000	319	37
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	13,000	97	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	6,000	42	2
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	11,300	44	100
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	10,000	73	2
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	8,100	153	248
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	8,000	60	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	6,000	72	4
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	12,000	64	64
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	11,600	224	476
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	9,000	100	71
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	27,000	166	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	41,000	301	12
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	76,000	688	602

							$3,175	$2,137

92  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	19,600	$9	$31
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	19,600	10	31

					$19	$62

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$607	$604	0.04%

(k)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	04/12/2036	$136,300	$133,556	$133,063
U.S. Treasury Note	3.000%	02/15/2009	100	95	96
U.S. Treasury Note	3.375%	09/15/2009	300	287	287
U.S. Treasury Note	4.250%	11/15/2014	2,000	1,912	1,952
U.S. Treasury Note	4.125%	05/15/2015	5,500	5,252	5,287

				$141,102	$140,685

*	Market value includes $129 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	31,070	04/2006	$12	$(553)	$(541)
Sell		29,122	04/2006	240	0	240
Buy		24,704	05/2006	9	(139)	(130)
Buy	BP	2,407	04/2006	0	(50)	(50)
Buy		45,061	05/2006	0	(735)	(735)
Sell		318	05/2006	6	0	6
Buy	BR	780	07/2006	13	0	13
Sell		2,453	07/2006	30	0	30
Buy		1,691	08/2006	0	(14)	(14)
Buy	C$	50,483	05/2006	3	(89)	(86)
Buy	CP	77,200	07/2006	0	0	0
Buy		402,000	08/2006	8	0	8
Buy	CY	16,478	03/2007	0	(7)	(7)
Buy	DK	92,788	06/2006	130	0	130
Buy	EC	315,010	04/2006	41	(1,947)	(1,906)
Sell		14,417	04/2006	40	(72)	(32)
Buy	JY	2,157,600	04/2006	2	(87)	(85)
Sell		1,301,406	04/2006	17	(9)	8
Buy		52,133,841	05/2006	3	(1,195)	(1,192)
Buy	KW	3,727,668	08/2006	1	(8)	(7)
Buy	N$	21,172	04/2006	61	0	61
Sell		20,593	04/2006	550	0	550
Sell		21,229	05/2006	0	(80)	(80)
Buy	PN	491	08/2006	0	(4)	(4)
Buy		2,344	09/2006	0	(10)	(10)
Buy	PZ	6,185	05/2006	0	(28)	(28)
Sell		5,795	05/2006	40	0	40
Buy	RP	5,506	08/2006	0	0	0
Buy		1,310	09/2006	0	0	0
Buy	S$	482	04/2006	3	0	3
Buy		277	08/2006	1	0	1
Buy		219	09/2006	1	0	1
Buy	SK	112,752	06/2006	128	0	128
Buy	SR	8,983	08/2006	0	(16)	(16)
Buy	T$	15,444	08/2006	0	(3)	(3)
Sell		1,559	09/2006	0	0	0

				$1,339	$(5,046)	$(3,707)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  93

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

	Principal Amount (000s)		Value (000s)
AUSTRALIA (m) 0.1%

Australia Government Bond
8.750% due 08/15/2008	A$	600	$462
Homeside Mortgage Securities Trust
4.791% due 01/20/2027		$305	302
Medallion Trust
4.798% due 07/12/2031		906	907
Torrens Trust
5.009% due 07/15/2031		367	367

Total Australia (Cost $2,038)			2,038

AUSTRIA (m) 0.7%

Austria Government Bond
5.000% due 07/15/2012	EC	12,700	16,517

Total Austria (Cost $13,865)			16,517

BELGIUM (m) 0.6%

Belgium Government Bond
7.500% due 07/29/2008	EC	10,500	13,881

Total Belgium (Cost $10,141)			13,881

BRAZIL 0.5%

Brazilian Government International Bond
5.250% due 04/15/2009		$4,653	4,655
5.250% due 04/15/2012		382	383
10.500% due 07/14/2014		4,000	4,990
8.875% due 10/14/2019		1,000	1,158

Total Brazil (Cost $10,871)			11,186

CANADA (m) 0.1%

Rogers Wireless, Inc.
7.625% due 12/15/2011	C$	2,100	1,935

Total Canada (Cost $1,760)			1,935

CAYMAN ISLANDS (m) 1.1%

Cypress Tree Investment Partners I Ltd.
5.000% due 10/15/2009		$965	973
Mizuho Finance Cayman Ltd.
1.581% due 11/29/2049	JY	300,000	2,550
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,633
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	3,300	3,972
Pioneer 2002 Ltd.
10.910% due 06/15/2006		$2,100	2,117
Pylon Ltd.
6.604% due 12/22/2008	EC	1,350	1,656
SHL Corp. Ltd.
0.811% due 12/25/2024	JY	20,176	171
Vita Capital Ltd.
6.340% due 01/01/2007		$3,900	3,904

Total Cayman Islands (Cost $26,393)			25,976

DENMARK (m) 0.0%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DK	1,546	263
Nykredit Realkredit A/S
6.000% due 10/01/2029		2,338	398

Total Denmark (Cost $427)			661

FRANCE (m) 12.4%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,394
France Government Bond
7.250% due 04/25/2006		7,000	8,503
5.250% due 04/25/2008		26,800	33,695
4.000% due 04/25/2009		8,050	9,914
4.000% due 10/25/2009		30,070	37,090
4.000% due 04/25/2014		39,700	48,972
4.000% due 10/25/2014		111,700	137,701
6.000% due 10/25/2025		3,400	5,234
5.750% due 10/25/2032		10,300	15,955
4.750% due 04/25/2035		1,100	1,496
4.000% due 04/25/2055		600	731

Total France (Cost $284,802)			300,685

GERMANY (m) 25.2%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,377
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,089
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	545
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,778
Republic of Germany
4.000% due 07/04/2009		2,900	3,572
5.375% due 01/04/2010		4,100	5,289
5.250% due 07/04/2010		33,500	43,294
5.250% due 01/04/2011		28,400	36,899
5.000% due 07/04/2011		100	129
5.000% due 01/04/2012		10,000	12,969
4.250% due 01/04/2014		63,452	79,545
4.250% due 07/04/2014		116,100	145,633
6.250% due 01/04/2024		7,600	11,857
6.500% due 07/04/2027		95,560	156,799
5.625% due 01/04/2028		39,370	58,769
6.250% due 01/04/2030		10,750	17,452
5.500% due 01/04/2031		15,400	22,986
4.750% due 07/04/2034		4,300	5,868

Total Germany (Cost $589,561)			610,850

IRELAND (m) 0.2%

Celtic Residential Irish Mortgage Securitisation
2.862% due 06/13/2035	EC	1,903	2,315
Emerald Mortgages PLC
2.893% due 10/22/2035		504	613
2.893% due 04/30/2028		1,914	2,311

Total Ireland (Cost $4,544)			5,239

ITALY (m) 0.4%

Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2010	EC	1,700	2,225
5.250% due 08/01/2011		3,400	4,443
Siena Mortgages SpA
2.843% due 02/28/2037		1,040	1,261

Total Italy (Cost $7,947)			7,929

JAPAN (m) 13.1%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	300	354
Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,683
Japan Government Bond
0.700% due 09/20/2008	JY	2,980,000	25,269
1.500% due 03/20/2014		6,810,000	57,200
1.600% due 06/20/2014		8,010,000	67,648
1.600% due 09/20/2014		5,710,000	48,164
2.300% due 05/20/2030		700,300	6,077
2.400% due 03/20/2034		2,140,000	18,848
2.300% due 06/20/2035		5,180,000	44,600
2.500% due 09/20/2035		4,060,000	36,482
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,541
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	1,263

Total Japan (Cost $343,011)			318,129

JERSEY, CHANNEL ISLANDS (m) 0.2%

Haus Ltd.
2.931% due 12/14/2037	EC	4,877	5,538
Lloyds TSB Capital
7.375% due 02/07/2049		500	703
SRM Investment Ltd.
2.848% due 08/26/2034		434	527

Total Jersey, Channel Islands (Cost $5,629)			6,768

MEXICO 0.3%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,089
9.375% due 12/02/2008		1,290	1,409
5.750% due 12/15/2015		2,100	2,013
6.625% due 06/15/2035		3,400	3,289

Total Mexico (Cost $7,725)			7,800

NETHERLANDS (m) 0.4%

Delphinus BV
2.804% due 04/25/2093	EC	1,500	1,778
Dutch Mortgage Portfolio Loans BV
2.854% due 11/20/2035		1,445	1,759
Dutch Mortgage-Backed Securities BV
2.767% due 10/02/2079		3,000	3,643
Holland Euro-Denominated Mortgage-Backed Series
2.778% due 04/18/2012		1,090	1,304
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,032

Total Netherlands (Cost $12,028)			11,516

NEW ZEALAND (m) 0.1%

New Zealand Government Bond
4.500% due 02/15/2016	N$	2,006	1,676

Total New Zealand (Cost $1,229)			1,676

PERU 0.1%

Peru Government International Bond
9.125% due 01/15/2008		$2,000	2,110

Total Peru (Cost $2,135)			2,110

RUSSIA (m) 0.2%

Gaz Capital
5.875% due 06/01/2015	EC	700	893

94  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
VTB Capital S.A.
5.680% due 09/21/2007		$3,800	$3,803

Total Russia (Cost $4,679)			4,696

SPAIN (m) 3.0%

Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006	EC	2,600	3,150
Hipotebansa Mortgage Securitization Fund
2.663% due 07/18/2022		1,259	1,459
Spain Government Bond
5.150% due 07/30/2009		37,730	48,117
5.350% due 10/31/2011		11,100	14,589
4.200% due 07/30/2013		2,200	2,746
4.200% due 01/31/2037		2,300	2,874

Total Spain (Cost $59,157)			72,935

TUNISIA (m) 0.2%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	284
7.375% due 04/25/2012		200	216
4.500% due 06/22/2020	EC	4,600	5,332

Total Tunisia (Cost $6,076)			5,832

UNITED KINGDOM (m) 4.3%

Bauhaus Securities Ltd.
2.854% due 10/30/2052	EC	2,940	3,572
Dolerite Funding PLC
5.050% due 08/20/2032		$731	731
HBOS PLC
5.920% due 09/29/2049		5,900	5,706
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		6,500	6,504
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,599
4.000% due 03/07/2009		14,900	25,551
5.000% due 03/07/2012		12,830	22,942
8.000% due 09/27/2013		14,100	30,034

Total United Kingdom (Cost $106,245)			103,639

UNITED STATES (m) 29.1%

Asset-Backed Securities 1.7%

Amresco Residential Securities Mortgage Loan Trust
5.758% due 06/25/2029		$708	708
Argent Securities, Inc.
4.918% due 11/25/2035		4,197	4,200
BA Master Credit Card Trust
4.869% due 06/15/2008		1,200	1,201
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032		107	107
5.218% due 10/25/2032		231	232
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		443	444
4.928% due 09/25/2035		1,755	1,756
Conseco Finance
5.119% due 10/15/2031		96	96
Countrywide Asset-Backed Certificates
4.908% due 07/25/2035		250	250
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		151	151
EQCC Home Equity Loan Trust
5.026% due 03/20/2030		35	35
FBR Securitization Trust
4.938% due 10/25/2035		1,230	1,231
4.938% due 12/25/2035		2,727	2,728
First Alliance Mortgage Loan Trust
5.006% due 12/20/2027		34	34
First NLC Trust
4.928% due 12/25/2035		2,405	2,407
4.938% due 02/25/2036		2,831	2,833
Fremont Home Loan Trust
4.908% due 01/25/2036		3,392	3,395
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036		2,420	2,422
GSAMP Trust
4.928% due 01/25/2036		1,166	1,166
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,296	1,297
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		1,488	1,489
Irwin Home Equity
5.338% due 06/25/2028		30	30
Mesa Trust Asset-Backed Certificates
5.218% due 11/25/2031		810	814
New Century Home Equity Loan Trust
4.908% due 07/25/2035		1,447	1,448
Nissan Auto Lease Trust
2.900% due 08/15/2007		592	589
Novastar Home Equity Loan
5.378% due 01/25/2031		6	6
Quest Trust
5.378% due 06/25/2034		1,626	1,631
Residential Asset Securities Corp.
4.918% due 10/25/2028		1,596	1,597
5.068% due 07/25/2032		852	853
4.450% due 01/25/2036		945	946
SG Mortgage Securities Trust
4.918% due 09/25/2035		1,007	1,008
Soundview Home Equity Loan Trust
4.190% due 05/25/2035		1,809	1,810
4.918% due 12/25/2035		1,154	1,155

			40,069

Bank Loan Obligations 0.2%

Georgia-Pacific Corp.
6.726% due 12/20/2012		238	240
6.880% due 12/20/2012		4,762	4,801

			5,041

Corporate Bonds & Notes 3.3%

AT&T, Inc.
4.951% due 11/14/2008		500	501
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		6,500	6,444
BellSouth Corp.
4.258% due 04/26/2021		2,200	2,199
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		900	906
CMS Energy Corp.
8.900% due 07/15/2008		1,100	1,174
El Paso Corp.
7.625% due 08/16/2007		500	511
Ford Motor Credit Co.
5.700% due 11/16/2006		3,300	3,291
General Electric Capital Corp.
4.930% due 12/12/2008		4,800	4,803
Genworth Financial, Inc.
1.600% due 06/20/2011	JY	520,000	4,342
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008		$4,600	4,609
HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,692
JPMorgan Chase & Co.
6.805% due 02/15/2012		4,670	4,691
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	405
Mizuho JGB Investment LLC
9.870% due 06/30/2049		1,200	1,303
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,489
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (k)		15,100	15,100
SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,105
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,841
Toyota Motor Credit Corp.
4.719% due 10/12/2007		11,800	11,804
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	507

			79,717

Mortgage-Backed Securities 3.5%

Banc of America Mortgage Securities
5.000% due 05/25/2034		6,221	5,979
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		19,807	19,505
4.900% due 12/25/2035		1,169	1,165
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,036
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 03/25/2035		136	136
CS First Boston Mortgage Securities Corp.
4.969% due 11/15/2019		1,688	1,689
4.938% due 12/15/2040		678	672
5.708% due 05/25/2032		120	120
5.368% due 08/25/2033		940	944
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,058	4,004
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		1,063	1,065
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,463	2,408
Impac CMB Trust
5.218% due 07/25/2033		282	282
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,572
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		657	652
MASTR Asset Securitization Trust
5.500% due 11/25/2017		1,133	1,109
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025		1,146	1,151
Residential Funding Mortgage Security
6.500% due 03/25/2032		534	534
Washington Mutual, Inc.
5.129% due 10/25/2032		613	609
5.088% due 12/25/2027		6,320	6,319
5.128% due 12/25/2044		3,682	3,700
5.078% due 12/25/2045		2,329	2,334
4.597% due 02/27/2034		1,755	1,723
4.814% due 05/25/2041		111	111
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		14,682	14,546

			84,365

Municipal Bonds & Notes 2.2%

California State Economic Recovery Revenue Notes, (MAIA Insured), Series 2004
5.000% due 07/01/2012		3,900	4,166
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 07/01/2013		3,500	3,793
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 01/01/2011		3,000	3,203

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  95

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollor-Hedged)

	Principal Amount (000s)	Value (000s)
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	$300	$319
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (d)	830	859
Chicago, Illinois Water Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	200	212
De Kalb, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035	1,500	1,550
Detroit, Michigan Sewer Disposal Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2010	5,100	5,360
Detroit, Michigan Water Supply System Revenue Notes, (MBIA Insured), Series 1997
5.750% due 07/01/2012	200	221
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,269
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,400	2,618
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	827
Hawaii State General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 08/01/2011	1,300	1,406
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,500	1,547
Illinois State Regional Transportation Authority Revenue Notes, (FSA Insured), Series 1999
5.750% due 06/01/2014	300	337
Indiana State Transportation Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,062
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2001
5.300% due 06/01/2025	3,105	3,312
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	1,800	1,807
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,100	3,418
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, FSA Insured), Series 2003
5.000% due 10/01/2011	800	855
Louisiana State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,518
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, MBIA Insured), Series 2001
5.000% due 05/15/2036	200	208
Lower Colorado River, Texas Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	424
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	549
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	433
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2010	310	324
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2034	625	642
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,147
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (d)	600	611
New York State Tobacco Settlement Financing Corporation Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,613
5.500% due 06/01/2014	300	315
5.500% due 06/01/2017	600	640
Oklahoma State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,060
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	206

		53,831

	Shares

Preferred Stock 0.3%

DG Funding Trust
6.777% due 12/31/2049	640	6,790

	Principal Amount (000s)

U.S. Government Agencies 10.6%

Fannie Mae
4.194% due 11/01/2034	$14,502	14,279
4.500% due 06/01/2020	36	35
4.858% due 07/25/2035	815	815
4.938% due 03/25/2034	742	743
4.970% due 12/01/2034	2,709	2,691
5.000% due 11/25/2032 - 05/11/2036 (b)	32,644	30,937
5.500% due 11/01/2028 - 10/01/2035 (b)	124,185	121,500
5.598% due 08/01/2023	250	255
5.766% due 04/01/2032	206	204
5.880% due 12/01/2030	80	83
6.000% due 04/25/2043 - 07/25/2044 (b)	6,126	6,135
6.040% due 11/01/2022	55	57
6.450% due 01/01/2023	64	65
6.500% due 02/01/2026 - 11/01/2034 (b)	2,396	2,451
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,200
Freddie Mac
4.403% due 09/01/2035	1,237	1,217
4.818% due 10/25/2044	18,216	18,331
5.000% due 12/15/2031 - 08/15/2035 (b)	8,386	7,501
5.099% due 12/15/2030	1,456	1,461
5.216% due 06/01/2022	423	431
9.050% due 06/15/2019	8	8
Government National Mortgage Association
4.375% due 05/20/2022 - 05/20/2030 (b)	2,762	2,776
4.750% due 07/20/2022 - 08/20/2027 (b)	1,023	1,031
5.125% due 11/20/2021 - 11/20/2030 (b)	440	443
6.000% due 08/20/2034	5,953	6,071
Small Business Administration
5.980% due 11/01/2022	6,343	6,488
6.344% due 08/10/2011	2,458	2,524
6.640% due 02/10/2011	1,196	1,236
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,115
5.880% due 04/01/2036	8,145	8,754
5.980% due 04/01/2036	1,855	2,027

		257,864

U.S. Treasury Obligations 7.3%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	323	315
2.000% due 07/15/2014	8,536	8,328
1.625% due 01/15/2015	1,040	982
1.875% due 07/15/2015	2,757	2,653
2.000% due 01/15/2026	15,013	14,232
3.625% due 04/15/2028	1,216	1,495
U.S. Treasury Bonds
8.750% due 05/15/2017	8,900	11,749
8.875% due 02/15/2019	16,100	21,922
8.125% due 08/15/2019	50,100	65,028
8.125% due 05/15/2021	13,800	18,224
6.625% due 02/15/2027	6,000	7,197
6.125% due 11/15/2027	500	569
6.250% due 05/15/2030	4,300	5,027
U.S. Treasury Note
4.500% due 02/15/2016	20,800	20,236

		177,957

Total United States (Cost $712,971)		705,634

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	$58,100	0
Strike @ 4.500% Exp. 04/06/2006	53,600	0
Strike @ 4.750% Exp. 05/02/2006	146,400	0
Strike @ 4.750% Exp. 08/07/2006	100,000	34
Strike @ 4.500% Exp. 10/04/2006	62,500	14
Strike @ 4.250% Exp. 10/11/2006	84,900	5

96  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Notional Amount (000s)		Value (000s)
Strike @ 4.250% Exp. 10/12/2006		$44,100	$3
Strike @ 4.500% Exp. 10/18/2006		55,800	16
Strike @ 4.250% Exp. 10/19/2006		23,000	2
Strike @ 4.250% Exp. 10/24/2006		7,000	1
Strike @ 4.250% Exp. 10/25/2006		104,100	9
Strike @ 4.800% Exp. 12/22/2006		76,600	120
Strike @ 5.000% Exp. 03/08/2007		695,000	2,422
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0
Strike @ 5.750% Exp. 04/27/2009		9,700	844

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $ 95.000 Exp. 06/19/2006		3,855	169

Total Purchased Call Options (Cost $7,468)			3,639

	Notional Amount (000s)

PURCHASED PUT OPTIONS (m) 0.2%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	18,000	375
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	7,000	291
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$9,700	366
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006	BP	23,300	1,693
Strike @ 4.250% Exp. 06/12/2006		10,400	433
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$13,100	103

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		5,186	32
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		2,769	1,523
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,483	9
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		1,530	9
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $100.500 Exp. 05/26/2006		3,094	48

Total Purchased Put Options (Cost $2,920)			4,882

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 20.2%

Commercial Paper 17.2%

ANZ National (Int’l) Ltd.
4.835% due 06/22/2006		$50,000	49,441
Carolina Power & Light Co.
4.560% due 04/21/2006		2,100	2,095
Danske Corp.
4.840% due 06/27/2006		200	198
Dexia Delaware LLC
4.850% due 06/27/2006		65,000	64,229
Fannie Mae
4.316% due 04/03/2006		27,600	27,600
Florida Power Corp.
4.560% due 04/24/2006		2,100	2,095
4.630% due 04/28/2006		900	897
Freddie Mac
4.650% due 04/03/2006		44,000	44,000
Rabobank USA Financial Corp.
4.830% due 04/03/2006		66,800	66,800
Sumitomo Corp. of America
4.450% due 04/28/2006		2,000	1,994
4.450% due 05/01/2006		2,900	2,890
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		67,200	67,182
UBS Finance Delaware LLC
4.830% due 04/03/2006		15,700	15,700
4.480% due 04/20/2006		19,200	19,159
4.505% due 04/24/2006		16,700	16,656
4.670% due 05/23/2006		22,000	21,857
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		13,500	13,488

			416,281

Tri-Party Repurchase Agreement 0.4%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $10,928. Repurchase proceeds are $10,716.)		10,712	10,712

U.S. Treasury Bills 2.6%

4.498% due 06/01/2006- 06/15/2006 (b)(e)(f)(g)		62,285	61,671

Total Short-Term Instruments (Cost $488,772)			488,664

Total Investments (a) 112.8% (Cost $2,712,394)			$2,734,817

Written Options (i) (0.2%) (Premiums $9,246)			(5,846)

Other Assets and Liabilities (Net) (12.6%)			(304,863)

Net Assets 100.0%			$2,424,108

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $74,882 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Residual Interest bond.
(e)	Securities with an aggregate market value of $14,111 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $1,485 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Securities with an aggregate market value of $17,918 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	714	$(143)
90-Day Eurodollar September Futures	Long	09/2006	7,000	(5,797)
Euro-Bund 10-Year Note June Futures	Long	06/2006	1,406	(2,466)
Japan Government 10-Year Note June Futures	Long	06/2006	443	(4,314)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	3,038	(3,741)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,512	(3,202)

				$(19,663)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  97

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$(164)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(25)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(198)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	68
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	246,000	(884)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		3,200	54
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2025		18,100	305
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		179,000	(654)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(66)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		11,300	(51)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,200	(25)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		9,900	(39)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(225)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,300	81
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(41)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	(64)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	17,000	(343)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(7)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(106)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	(22)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(102)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	(47)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	56
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		5,400	(338)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	50
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	523
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	1,307
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,200	(76)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		50,400	918
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	182
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		51,500	441
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	(60)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	336
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	5,226
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		12,700	493
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		7,700	(495)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	(14)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	(40)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	2,075
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	5,549
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		28,800	(1,056)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	1,362
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	61
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006	H$	117,000	(53)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,795,000	335
Deutsche Bank AG	6-month JY-LIBOR	Receive	1.500%	06/15/2015		4,160,000	313
Goldman Sachs & Co.	6-month JY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	(605)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	287
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	697
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		15,670,000	2,935
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	50
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(320)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		3,300,000	875
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	22
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		11,620,000	(200)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,920,000	1,040
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		2,160,000	11
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	97
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		72,400	970
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		24,900	594
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		19,100	255
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	118

98  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$1,500	$(25)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011	117,900	1,261
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	268,600	(1,728)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	157,200	1,956
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	233,400	5,342
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	284,000	84
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	302,800	4,035
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	77,700	1,409
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	9,900	(99)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	32,000	(1,213)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	30,200	619
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	8,400	71
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	92,700	(560)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	10,600	(135)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	53,100	927
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	18,100	(42)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011	30,400	405
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	6,600	(37)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	73,200	1,493
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	18,000	475

						$35,604

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$26
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	15,872	80
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	10
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	11
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	10
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	15
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,976	18
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	26
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	4,600	(236)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	3,855	$1,541	$289
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	2,769	419	761

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$13,100	94	36

					$2,054	$1,086

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  99

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$11,300	$209	$346
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	10,000	70	3
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	85,000	808	673
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	10,000	73	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	17,000	200	11
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006	2,900	38	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	23,000	174	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	43,000	352	41
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	36,400	272	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	46,000	325	14
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	25,300	99	225
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	19,000	138	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	24,000	239	21
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.480%	04/03/2006	10,000	297	33
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	11,300	214	346
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	15,000	112	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	107	6
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	32,800	431	128
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	17,500	93	93
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	24,000	462	985
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	25,000	277	198
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	63,000	387	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	3,000	22	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	187,000	1,691	1,481

							$7,150	$4,620

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	$43,800	$20	$70
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	43,800	22	70

					$42	$140

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$76,100	$(9)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	28,000	(5)
Call & Put - OTC U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	25,000	0

		$(14)

(k)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$911	$906	0.04%
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	15,100	15,100	0.62

				$16,011	$16,006	0.66%

100  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(l)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	04/12/2036	$24,300	$23,818	$23,723
U.S. Treasury Note	3.000%	02/15/2009	16,300	15,521	15,591
U.S. Treasury Note	5.500%	05/15/2009	13,500	13,774	14,077
U.S. Treasury Note	3.375%	09/15/2009	124,500	119,272	119,246
U.S. Treasury Note	4.000%	04/15/2010	25,000	24,298	24,724
U.S. Treasury Note	4.250%	11/15/2013	49,500	47,770	48,390
U.S. Treasury Note	4.250%	11/15/2014	25,100	24,300	24,455
U.S. Treasury Note	4.000%	02/15/2015	7,600	7,219	7,178
U.S. Treasury Note	4.500%	11/15/2015	123,900	121,334	122,642

				$397,306	$400,026

*	Market value includes $4,953 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	47,983	04/2006	$24	$(881)	$(857)
Sell		56,846	04/2006	477	0	477
Buy		41,081	05/2006	17	(138)	(121)
Buy	BP	886	05/2006	0	(5)	(5)
Sell		51,819	05/2006	888	(2)	886
Buy	BR	1,290	07/2006	21	0	21
Sell		2,129	07/2006	26	0	26
Buy		894	08/2006	0	(7)	(7)
Sell	C$	629	05/2006	0	0	0
Buy	CP	203,300	07/2006	0	0	0
Buy		296,000	08/2006	6	0	6
Buy	CY	33,886	03/2007	0	(16)	(16)
Sell	DK	9,802	06/2006	0	(15)	(15)
Buy	EC	23,371	04/2006	82	(16)	66
Sell		683,775	04/2006	4,025	0	4,025
Sell		1,535	06/2006	10	0	10
Buy	JY	4,364,487	04/2006	0	(347)	(347)
Sell		2,027,254	04/2006	141	0	141
Buy		851,478	05/2006	0	(37)	(37)
Sell		28,223,349	05/2006	263	(1,282)	(1,019)
Buy	KW	642,500	04/2006	6	0	6
Buy		5,133,125	08/2006	0	(21)	(21)
Buy		1,033,648	09/2006	3	0	3
Buy	MP	7,900	08/2006	0	(25)	(25)
Buy		3,069	09/2006	0	(7)	(7)
Buy	N$	40,394	04/2006	117	0	117
Sell		42,252	04/2006	1,136	0	1,136
Sell		40,503	05/2006	0	(153)	(153)
Buy	PN	1,203	05/2006	0	(10)	(10)
Buy		1,828	08/2006	0	(15)	(15)
Buy		1,882	09/2006	0	(8)	(8)
Buy	PZ	2,586	05/2006	0	(12)	(12)
Sell		3,869	05/2006	26	0	26
Buy		1,767	09/2006	0	(3)	(3)
Buy	RP	21,887	08/2006	0	0	0
Buy	RR	9,589	07/2006	4	0	4
Buy		22,017	08/2006	12	0	12
Buy	S$	485	07/2006	1	0	1
Buy		1,055	08/2006	5	0	5
Buy	SV	8,954	08/2006	5	0	5
Buy		19,336	09/2006	2	0	2
Buy	T$	94,120	08/2006	0	(20)	(20)
Sell		69,047	09/2006	8	0	8

				$7,305	$(3,020)	$4,285

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  101

Schedule of Investments

Global Bond Fund (Unhedged)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%

Homeside Mortgage Securities Trust
4.791% due 01/20/2027		$158	$156
Medallion Trust
4.798% due 07/12/2031		507	507
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026		26	26
Torrens Trust
5.009% due 07/15/2031		183	184

Total Australia (Cost $874)			873

AUSTRIA (m) 0.5%

Austria Government Bond
5.000% due 01/15/2008	EC	3,000	3,742
5.500% due 01/15/2010		600	778

Total Austria (Cost $3,476)			4,520

BRAZIL 0.9%

Brazilian Government International Bond
5.250% due 04/15/2009		$1,065	1,065
5.250% due 04/15/2012		76	77
10.500% due 07/14/2014		4,800	5,988
8.875% due 10/14/2019		500	579

Total Brazil (Cost $7,198)			7,709

CAYMAN ISLANDS (m) 1.7%

ASIF II
4.026% due 06/15/2007	C$	4,400	3,765
Mizuho Finance Cayman Ltd.
1.581% due 11/29/2049	JY	300,000	2,550
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$2,900	2,882
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	1,100	1,324
Pioneer 2002 Ltd.
10.910% due 06/15/2006		$800	807
Pylon Ltd.
6.604% due 12/22/2008	EC	1,500	1,840
SHL Corp. Ltd.
0.811% due 12/25/2024	JY	27,344	232
Vita Capital Ltd.
6.340% due 01/01/2007		$1,500	1,501

Total Cayman Islands (Cost $15,074)			14,901

DENMARK (m) 0.0%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DK	198	34
Nykredit Realkredit A/S
6.000% due 10/01/2029		1,224	208

Total Denmark (Cost $155)			242

FRANCE (m) 3.6%

AUTO Asset-Backed Compartiment
2.744% due 10/28/2011	EC	252	302
Axa S.A.
3.750% due 01/01/2017		397	669
France Government Bond
4.000% due 04/25/2009		560	690
4.000% due 10/25/2009		80	99
4.000% due 04/25/2014		600	740
4.000% due 10/25/2014		3,100	3,822
5.750% due 10/25/2032		4,100	6,351
4.750% due 04/25/2035		700	952
4.000% due 04/25/2055		400	487
French Treasury Note
3.500% due 01/12/2009		13,800	16,769

Total France (Cost $30,859)			30,881

GERMANY (m) 28.8%

Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,350	1,668
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		520	644
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	659
Republic of Germany
4.000% due 07/04/2009		2,200	2,710
5.375% due 01/04/2010		1,900	2,451
5.250% due 07/04/2010		15,100	19,515
5.250% due 01/04/2011		15,200	19,749
5.000% due 01/04/2012		3,200	4,150
5.000% due 07/04/2012		5,900	7,671
4.500% due 01/04/2013		3,040	3,860
4.250% due 01/04/2014		26,500	33,221
4.250% due 07/04/2014		45,200	56,698
6.250% due 01/04/2024		5,300	8,269
6.500% due 07/04/2027		5,980	9,812
5.625% due 01/04/2028		35,800	53,440
4.750% due 07/04/2028		1,300	1,748
6.250% due 01/04/2030		5,200	8,442
5.500% due 01/04/2031		6,200	9,254
4.750% due 07/04/2034		4,100	5,595

Total Germany (Cost $247,530)			249,556

IRELAND (m) 0.4%

Celtic Residential Irish Mortgage Securitisation
2.862% due 06/13/2035	EC	2,854	3,472

Total Ireland (Cost $3,442)			3,472

ITALY (m) 1.8%

Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EC	4,150	5,179
4.250% due 11/01/2009		2,470	3,067
5.500% due 11/01/2010		1,400	1,833
Siena Mortgages SpA
2.934% due 12/16/2038		4,117	5,010

Total Italy (Cost $14,988)			15,089

JAPAN (m) 17.0%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,106
Japan Government Bond
0.700% due 09/20/2008	JY	630,000	5,342
1.600% due 09/20/2013		1,030,000	8,751
1.500% due 03/20/2014		2,330,000	19,571
1.600% due 06/20/2014		4,900,000	41,383
1.600% due 09/20/2014		3,110,000	26,233
2.300% due 05/20/2030		400,000	3,471
2.400% due 03/20/2034		770,000	6,782
2.300% due 06/20/2035		1,550,000	13,346
2.500% due 09/20/2035		1,620,000	14,557
Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,694
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		900	875
Xerox Credit Corp.
2.000% due 06/06/2007	JY	200,000	1,711

Total Japan (Cost $161,278)			147,822

JERSEY, CHANNEL ISLANDS (m) 0.5%

ASIF III Jersey Ltd.
2.657% due 07/17/2006	EC	800	969
Haus Ltd.
2.931% due 12/14/2037		2,179	2,475
SRM Investment Ltd.
2.848% due 08/26/2034		780	948

Total Jersey, Channel Islands (Cost $4,062)			4,392

MEXICO (m) 0.3%

Mexico Government International Bond
6.750% due 06/06/2006	JY	233,000	2,004
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$480	503
9.375% due 12/02/2008		650	710

Total Mexico (Cost $3,382)			3,217

NETHERLANDS (m) 2.5%

Delphinus BV
2.804% due 04/25/2093	EC	2,000	2,370
2.934% due 11/28/2031		5,000	6,107
Dutch Mortgage Portfolio Loans BV
2.854% due 11/20/2035		2,890	3,518
Dutch Mortgage-Backed Securities BV
2.839% due 07/02/2077		799	945
2.767% due 10/02/2079		1,000	1,214
2.787% due 11/02/2034		474	575
Holland Euro-Denominated Mortgage-Backed Series
2.778% due 04/18/2012		623	745
Netherlands Government Bond
5.000% due 07/15/2011		2,100	2,717
3.750% due 07/15/2014		2,700	3,275

Total Netherlands (Cost $20,715)			21,466

NEW ZEALAND (m) 0.1%

New Zealand Government Bond
4.500% due 02/15/2016	N$	907	758

Total New Zealand (Cost $422)			758

PANAMA 0.0%

Panama Government International Bond
9.625% due 02/08/2011		$100	116

Total Panama (Cost $116)			116

PERU 0.1%

Peru Government International Bond
9.125% due 01/15/2008		$1,100	1,160

Total Peru (Cost $1,174)			1,160

RUSSIA 0.2%

VTB Capital S.A.
5.680% due 09/21/2007		$1,500	1,501

Total Russia (Cost $1,500)			1,501

102  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
SPAIN (m) 2.2%

Banesto Banco de Emisiones
2.864% due 10/04/2006	EC	1,800	$2,181
Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006		1,600	1,938
Spain Government Bond
5.150% due 07/30/2009		6,140	7,830
4.000% due 01/31/2010		980	1,209
4.200% due 07/30/2013		2,900	3,620
5.750% due 07/30/2032		30	46
4.200% due 01/31/2037		1,300	1,624

Total Spain (Cost $16,761)			18,448

TUNISIA (m) 0.4%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	103
7.375% due 04/25/2012		300	324
4.500% due 06/22/2020	EC	2,600	3,014

Total Tunisia (Cost $3,587)			3,441

UNITED KINGDOM (m) 2.9%

Bauhaus Securities Ltd.
2.854% due 10/30/2052	EC	7,594	9,226
Dolerite Funding PLC
5.050% due 08/20/2032		$300	300
HBOS PLC
5.920% due 09/29/2049		3,900	3,772
Holmes Financing PLC
2.767% due 07/25/2010	EC	3,200	3,887
2.747% due 10/15/2009		1,800	2,185
Lloyds TSB Bank PLC
5.625% due 07/15/2049		2,410	3,078
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		$2,600	2,602

Total United Kingdom (Cost $23,640)			25,050

UNITED STATES (m) 50.5%

Asset-Backed Securities 2.1%

AAA Trust
4.918% due 11/26/2035		$3,077	3,083
AFC Home Equity Loan Trust
5.528% due 12/22/2027		55	55
Amortizing Residential Collateral Trust
5.168% due 10/25/2031		78	79
Amresco Residential Securities Mortgage Loan Trust
5.758% due 06/25/2029		172	172
BA Master Credit Card Trust
4.869% due 06/15/2008		500	500
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032		49	50
5.218% due 10/25/2032		115	116
5.268% due 03/25/2043		106	106
Citibank Credit Card Master Trust
5.750% due 07/16/2007	EC	1,000	638
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		$443	444
4.928% due 09/25/2035		877	878
Conseco Finance
5.119% due 10/15/2031		73	73
Countrywide Asset-Backed Certificates
4.908% due 07/25/2035		143	143
4.898% due 10/25/2035		1,575	1,576
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		50	50
5.148% due 03/25/2034		43	43
FBR Securitization Trust
4.938% due 10/25/2035		692	692
4.938% due 12/25/2035		935	935
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		203	204
First NLC Trust
4.938% due 02/25/2036		1,321	1,322
Fremont Home Loan Trust
4.908% due 01/25/2036		1,272	1,273
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036		896	897
GSAMP Trust
5.008% due 10/25/2033		210	210
4.918% due 03/25/2035		93	93
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		651	652
Irwin Home Equity
5.338% due 06/25/2028		10	10
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		3	3
Novastar Home Equity Loan
5.093% due 04/25/2028		234	234
5.248% due 08/25/2028		134	134
Quest Trust
5.378% due 06/25/2034		954	957
4.998% due 03/25/2035		360	361
Residential Asset Mortgage Products, Inc.
5.098% due 06/25/2032		69	69
Residential Asset Securities Corp.
4.918% due 10/25/2028		975	976
5.068% due 07/25/2032		359	359
Saxon Asset Securities Trust
5.088% due 01/25/2032		117	117
Soundview Home Equity Loan Trust
4.918% due 12/25/2035		622	622
Specialty Underwriting & Residential Finance
5.148% due 06/25/2034		7	7

			18,133

Bank Loan Obligations 0.2%

Georgia-Pacific Corp.
6.575% due 12/20/2012		2,000	2,016

Corporate Bonds & Notes 4.8%

Atlantic & Western Re Ltd.
10.990% due 01/09/2007		2,700	2,677
BellSouth Corp.
4.258% due 04/26/2021		900	899
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		700	705
CMS Energy Corp.
9.875% due 10/15/2007		300	321
8.900% due 07/15/2008		900	961
DaimlerChrysler N.A. Holding Corp.
5.100% due 03/07/2007		6,700	6,704
EchoStar DBS Corp.
8.240% due 10/01/2008		200	205
El Paso Corp.
7.625% due 08/16/2007		100	102
General Electric Capital Corp.
4.930% due 12/12/2008		1,700	1,701
General Motors Acceptance Corp.
7.430% due 12/01/2021		78	78
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008		2,000	2,004
HCA, Inc.
7.000% due 07/01/2007		1,500	1,525
HSBC Finance Corp.
5.500% due 01/19/2016		5,400	5,286
JPMorgan Chase & Co.
8.019% due 02/15/2012		760	763
Mirage Resorts, Inc.
6.750% due 08/01/2007		900	912
Mizuho JGB Investment LLC
9.870% due 06/30/2049		400	434
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		500	532
Morgan Stanley
4.725% due 01/18/2008		2,100	2,104
SB Treasury Co. LLC
9.400% due 12/29/2049		2,900	3,123
Tokai Preferred Capital Co. LLC
1.010% due 12/29/2049		1,200	1,306
9.980% due 12/29/2049		1,600	1,741
Toyota Motor Credit Corp.
4.719% due 10/12/2007		7,300	7,303

			41,386

Mortgage-Backed Securities 5.6%

American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,937	1,897
Banc of America Mortgage Securities
5.000% due 05/25/2034		4,171	4,008
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		9,309	9,167
Countrywide Home Loan Mortgage Pass-Through Trust
5.148% due 02/25/2035		1,515	1,522
5.138% due 03/25/2035		6,831	6,865
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		246	246
5.708% due 05/25/2032		46	46
4.969% due 11/15/2019		844	844
Federal Housing Administration
7.430% due 01/01/2024		68	68
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,705	2,669
GS Mortgage Securities Corp.
4.899% due 11/15/2015		39	39
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,407
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		282	280
Mellon Residential Funding Corp.
5.189% due 12/15/2030		1,518	1,519
Morgan Stanley Capital I
4.889% due 04/15/2016		1,040	1,041
Residential Funding Mortgage Security
6.500% due 03/25/2032		166	166
Sequoia Mortgage Trust
5.126% due 07/20/2033		2,169	2,181
5.126% due 10/19/2026		1,080	1,084
Structured Asset Mortgage Investments, Inc.
5.066% due 09/19/2032		1,261	1,263
Washington Mutual, Inc.
5.048% due 04/25/2045		4,193	4,194
5.129% due 10/25/2032		176	175
5.088% due 12/25/2027		3,561	3,561
5.128% due 12/25/2044		1,875	1,883
5.078% due 12/25/2045		1,358	1,362

			48,487

Municipal Bonds & Notes 2.4%

Baltimore County, Maryland General Obligation Notes, Series 2004
5.000% due 08/01/2012		300	321
California State Infrastructure & Economic Development Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		200	207
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		200	212

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  103

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

	Principal Amount (000s)	Value (000s)
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	$300	$308
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (c)	270	278
Chicago, Illinois Water Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	100	106
Florida State Department of Environmental Protection Preservation Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2011	550	581
Florida State Turnpike Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,445	1,495
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	900	982
6.750% due 06/01/2039	300	338
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	400	404
Hawaii State General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 08/01/2011	800	865
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 2004
5.000% due 07/01/2010	500	525
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	300	310
Illinois State General Obligation Notes, Series 2004
5.000% due 03/01/2013	200	212
Indiana State Transportation Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 06/01/2028	100	103
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	800	803
Irving, Texas Waterworks & Sewer System Revenue Notes, (FSA Insured), Series 2003
5.000% due 08/15/2011	100	106
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,000	2,205
Long Beach, California Community College District General Obligation Notes, (MBIA Insured), Series 2003
5.000% due 05/01/2028	400	429
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 10/01/2011	200	214
Los Angeles, California Wastewater System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2032	1,400	1,451
Los Angeles, California Wastewater System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	933
Louisiana State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 05/01/2014	800	853
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	104
Maryland State Health & Higher Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	200	205
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013	200	217
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,000	1,049
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2010	200	209
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035	1,200	1,233
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.250% due 08/01/2011	800	859
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (c)	370	377
New York State Tobacco Settlement Financing Corporation Revenue Notes, Series 2003
5.500% due 06/01/2017	200	213
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	1,400	1,445
Oklahoma State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2016	400	426

		20,578

	Shares

Preferred Security 0.2%

DG Funding Trust
6.777% due 12/31/2049	130	1,379

	Principal Amount (000s)

U.S. Government Agencies 22.2%

Fannie Mae
0.000% due 06/01/2017 (b)	$30,300	16,914
15.750% due 12/01/2011	1	2
4.194% due 11/01/2034	10,108	9,952
4.500% due 11/01/2019	55	53
4.970% due 12/01/2034	1,548	1,538
5.000% due 07/01/2018 - 05/11/2036 (e)	18,235	17,277
5.500% due 10/01/2017 - 10/01/2035 (e)	98,452	96,375
6.100% due 03/01/2024	25	25
6.159% due 11/01/2023	17	18
6.470% due 09/25/2012	1,000	1,068
9.000% due 04/01/2016	31	32
Federal Farm Credit Bank
7.530% due 04/15/2009	475	507
Federal Home Loan Bank
5.750% due 08/15/2011	500	513
Federal Housing Administration
7.400% due 02/01/2021	338	339
Freddie Mac
4.500% due 09/15/2035	12,335	11,945
4.818% due 10/25/2044	11,430	11,502
5.000% due 12/15/2031	3,600	3,397
5.099% due 12/15/2030	886	890
5.408% due 05/01/2023	105	108
5.745% due 02/01/2029	575	587
Government National Mortgage Association
4.250% due 01/20/2030	188	189
4.375% due 05/20/2022 - 05/20/2030 (e)	739	743
4.750% due 07/20/2022 - 09/20/2026 (e)	272	275
5.125% due 12/20/2023 - 12/20/2026 (e)	128	128
5.351% due 02/16/2030	395	399
6.000% due 08/20/2034	3,848	3,924
8.500% due 12/15/2029 - 02/15/2031 (e)	381	412
Small Business Administration
6.640% due 02/01/2011	625	646
7.640% due 03/10/2010	92	97
Tennessee Valley Authority
4.875% due 12/15/2016	6,700	6,727
5.880% due 04/01/2036	3,900	4,192
7.140% due 05/23/2012	1,000	1,099

		191,873

U.S. Treasury Obligations 13.0%

Treasury Inflation Protected Securities (d)
3.500% due 01/15/2011	2,849	3,012
3.000% due 07/15/2012	9,044	9,428
2.000% due 01/15/2014	6,654	6,496
2.000% due 07/15/2014	6,312	6,158
1.875% due 07/15/2015	204	196
2.000% due 01/15/2026	5,695	5,399
3.625% due 04/15/2028	245	301
U.S. Treasury Bonds
8.875% due 02/15/2019	29,900	40,713
8.125% due 05/15/2021	9,300	12,281
6.625% due 02/15/2027	1,000	1,200
6.125% due 11/15/2027	500	569
6.250% due 05/15/2030	8,200	9,586
4.500% due 02/15/2036	1,400	1,314
U.S. Treasury Note
4.500% due 02/15/2016	8,700	8,464
U.S. Treasury Strips
0.000% due 02/15/2019 (b)	11,200	5,881
0.000% due 08/15/2024 (b)	3,500	1,378

		112,376

Total United States (Cost $443,852)		436,228

	# of Contracts

PURCHASED CALL OPTIONS 0.1%

90-Day Eurodollar June Futures (CME)
Strike @ $ 95.000 Exp. 06/19/2006	1,511	66

104  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Notional Amount (000s)		Value (000s)
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$37,200	$0
Strike @ 4.500% Exp. 04/06/2006		34,900	0
Strike @ 4.750% Exp. 08/07/2006		32,600	11
Strike @ 4.500% Exp. 10/04/2006		44,100	9
Strike @ 4.250% Exp. 10/11/2006		34,900	2
Strike @ 4.250% Exp. 10/12/2006		27,900	2
Strike @ 4.500% Exp. 10/18/2006		30,200	9
Strike @ 4.250% Exp. 10/19/2006		4,700	0
Strike @ 4.250% Exp. 10/24/2006		11,600	1
Strike @ 4.250% Exp. 10/25/2006		79,700	7
Strike @ 5.000% Exp. 03/08/2007		186,000	649
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY130.000 Exp. 04/11/2006		25,000	0

Total Purchased Call Options (Cost $2,559)			756

PURCHASED PUT OPTIONS (m) 0.2%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	6,000	125
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	1,800	75
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006		9,600	697
Strike @ 4.250% Exp. 06/12/2006		3,300	138
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$4,600	36

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		2,718	17
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		1,197	658
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		976	6
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006		1,716	27
U.S. Treasury 10-Year Notes June Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006		380	6
U.S. Treasury 30-Year Bond June Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006		246	4

Total Purchased Put Options (Cost $890)			1,789

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 7.2%

Commercial Paper 4.3%

Danske Corp.
4.830% due 06/26/2006		$9,700	9,586
Federal Home Loan Bank
4.630% due 04/03/2006		16,000	16,000
Rabobank USA Financial Corp.
4.830% due 04/03/2006		6,200	6,200
Sumitomo Corp. of America
4.450% due 04/28/2006		800	798
4.450% due 05/01/2006		1,800	1,794
UBS Finance Delaware LLC
4.790% due 07/07/2006		2,400	2,368

			36,746

Tri-Party Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $5,566. Repurchase proceeds are $5,457.)		5,455	5,455

U.S. Treasury Bills 2.3%

4.496% due 06/01/2006-06/15/2006 (e)(f)(g)		20,175	19,980

Total Short-Term Instruments (Cost $62,205)			62,181

Total Investments (a) 122.0% (Cost $1,069,739)			$1,055,568

Written Options (i) (0.2%) (Premiums $3,429)			(1,984)

Other Assets and Liabilities (Net) (21.8%)			(188,139)

Net Assets 100.0%			$865,445

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $29,598 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal only security.
(c)	Residual Interest bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $8,661 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $7,360 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	450	$(90)
90-Day Eurodollar September Futures	Long	09/2006	3,244	(2,580)
Euro-Bund 10-Year Note Futures	Long	06/2006	247	(427)
Euro-Bund 10-Year Note June Futures Put Option Strike @ EC113.000	Long	06/2006	440	5
Japan Government 10-Year Bond Futures	Long	06/2006	104	(1,094)
U.S. Treasury 10-Year Note Futures	Long	06/2006	1,209	(1,521)
U.S. Treasury 30-Year Bond Futures	Long	06/2006	543	(1,813)
U.S. Treasury 5-Year Note Futures	Long	06/2006	731	(438)

				$(7,958)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  105

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	38,900	$(93)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	(14)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		52,400	(133)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		29,900	43
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	111,700	(401)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		1,800	30
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,400	195
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		600	(27)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		300	13
Deutsche Bank AG	6-month BP-LIBOR	Receive	5.000%	09/15/2010		2,200	13
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2025		6,200	104
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		66,000	(240)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,900	(62)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,900	(18)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		600	6
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,100	(98)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,800	(84)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,800	(68)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(1)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,200	(166)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(7)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		1,600	(28)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,400	(7)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		11,800	(202)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	1,400	(28)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	51
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,100	(131)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	29
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		40,500	386
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,690	164
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		8,800	(319)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	7
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		20,500	393
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		4,000	21
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		20	0
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		800	8
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		22,000	1,324
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		3,700	(238)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	(8)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,700	(51)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,900	2,156
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		33,300	2,039
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,900	(69)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,400	(58)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	48
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006	H$	70,000	(86)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,725,000	221
Deutsche Bank AG	6-month JY-LIBOR	Pay	1.000%	03/18/2008		6,300,000	(127)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.035%	05/18/2010		360,000	(103)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	148
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		6,070,000	996
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		755,000	(70)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,800,000	477
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,890,000	(221)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,720,000	731
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		770,000	92
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		2,750,000	222
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$31,000	48
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		59,400	796
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,200	178
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		45,700	609
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,500	27

106  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$55,100	$1,128
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011	48,800	522
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	180,100	(1,299)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	67,100	871
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	98,500	2,433
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031	13,400	(1,258)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	184,800	40
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	14,600	195
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	65,900	1,196
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	4,900	(59)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	18,900	(716)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	5,700	117
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	2,100	18
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	36,100	(218)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	7,800	(76)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	6,700	137
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031	5,500	(729)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011	19,400	259
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	4,000	(23)

						$10,955

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$500	$9
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,912	55
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	11
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	11
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	12
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	2,700	(143)

						$(45)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	1,511	$667	$113
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	1,197	174	329

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$4,600	34	9

					$875	$451

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  107

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.480%	04/03/2006	$3,900	$116	$13
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	7,000	51	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	9,000	67	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	15,000	114	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	5,500	102	169
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	8,200	158	337
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	5,500	104	169
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	8,400	32	75
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	14,000	115	13
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	7,000	83	5
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	12,000	140	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	15,000	112	3
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	12,000	87	3
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	13,000	130	12
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	2,000	14	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	5,000	37	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	34,000	240	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	6,000	67	48
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	52,000	471	412
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	22,000	209	174
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	6,000	32	32

							$2,541	$1,485

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	14,800	$6	$24
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	14,800	7	24

					$13	$48

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$30,700	$(4)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	18,000	(3)

		$(7)

(k)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$708	$705	0.08%

(l)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	04/12/2036	$67,900	$66,549	$66,287
U.S. Treasury Note	4.250%	11/15/2013	25,200	24,319	24,635
U.S. Treasury Note	4.500%	11/15/2015	67,900	66,493	67,211

				$157,361	$158,133

*	Market value includes $1,723 of interest payable on short sales.

108  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(m)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	22,670	04/2006	$6	$(435)	$(429)
Sell		16,352	04/2006	96	0	96
Buy		12,174	05/2006	6	0	6
Sell		2,949	05/2006	62	0	62
Buy	BP	31,115	05/2006	0	(512)	(512)
Sell		1,892	05/2006	14	(1)	13
Buy	BR	640	07/2006	10	0	10
Sell		1,932	07/2006	23	0	23
Buy		1,115	08/2006	9	(5)	4
Buy	C$	21,167	05/2006	0	(17)	(17)
Sell		1,200	05/2006	0	(1)	(1)
Buy	CP	105,400	07/2006	0	0	0
Buy		66,358	08/2006	1	0	1
Buy	CY	11,218	03/2007	0	(5)	(5)
Buy	DK	55,924	06/2006	85	0	85
Buy	EC	153,524	04/2006	44	(831)	(787)
Sell		39,870	04/2006	183	(151)	32
Buy	JY	1,384,519	04/2006	0	(108)	(108)
Sell		3,762,930	04/2006	225	0	225
Buy		20,143,941	05/2006	0	(459)	(459)
Sell		1,652,000	05/2006	110	0	110
Buy	KW	362,800	04/2006	3	0	3
Buy		1,283,213	08/2006	0	(3)	(3)
Buy		532,625	09/2006	1	0	1
Buy	MP	5,482	08/2006	0	(17)	(17)
Sell		2,116	08/2006	5	0	5
Buy		1,720	09/2006	0	(4)	(4)
Buy	N$	14,240	04/2006	41	0	41
Sell		14,469	04/2006	421	0	421
Sell		14,279	05/2006	0	(54)	(54)
Buy	PN	608	05/2006	0	(5)	(5)
Buy		965	08/2006	0	(7)	(7)
Buy	PZ	1,399	05/2006	0	(7)	(7)
Sell		1,872	05/2006	13	0	13
Buy		618	09/2006	0	(1)	(1)
Buy	RP	4,488	08/2006	0	0	0
Buy	RR	5,525	07/2006	2	0	2
Buy		13,349	08/2006	8	0	8
Buy	S$	100	04/2006	1	0	1
Buy		273	07/2006	0	0	0
Buy		566	08/2006	3	0	3
Buy	SK	69,961	06/2006	103	0	103
Buy	SR	2,858	08/2006	0	(5)	(5)
Buy	SV	8,449	08/2006	3	(1)	2
Buy		9,518	09/2006	1	0	1
Buy	T$	12,422	08/2006	0	(2)	(2)
Sell		12,781	09/2006	2	0	2

				$1,481	$(2,631)	$(1,150)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  109

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.1%

Homeside Mortgage Securities Trust
4.791% due 01/20/2027		$32	$31
Medallion Trust
4.798% due 07/12/2031		154	154
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026		7	7
Torrens Trust
5.009% due 07/15/2031		54	54

Total Australia (Cost $246)			246

BELGIUM (j) 0.2%

Belgium Government Bond
7.500% due 07/29/2008	EC	250	331

Total Belgium (Cost $241)			331

BRAZIL 0.4%

Brazilian Government International Bond
5.250% due 04/15/2009		$329	330
10.500% due 07/14/2014		500	624

Total Brazil (Cost $896)			954

CANADA (j) 0.1%

Rogers Wireless, Inc.
7.625% due 12/15/2011	C$	300	276

Total Canada (Cost $251)			276

CAYMAN ISLANDS (j) 0.7%

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$800	795
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	300	361
SHL Corp. Ltd.
0.811% due 12/25/2024	JY	1,327	11
Vita Capital Ltd.
6.340% due 01/01/2007		$400	400

Total Cayman Islands (Cost $1,568)			1,567

DENMARK (j) 0.0%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DK	57	10
Nykredit Realkredit A/S
6.000% due 10/01/2029		329	56

Total Denmark (Cost $42)			66

FRANCE (j) 7.9%

Axa S.A.
3.750% due 01/01/2017	EC	50	84
France Government Bond
4.000% due 10/25/2009		2,260	2,788
4.000% due 04/25/2014		9,300	11,472
4.000% due 10/25/2014		700	863
5.750% due 10/25/2032		1,300	2,014
4.750% due 04/25/2035		100	136

Total France (Cost $17,772)			17,357

GERMANY (j) 19.4%

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EC	90	112
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	261
Republic of Germany
4.000% due 07/04/2009		100	123
3.500% due 10/09/2009		1,000	1,213
5.250% due 07/04/2010		1,300	1,680
5.250% due 01/04/2011		6,600	8,575
5.000% due 01/04/2012		100	130
4.250% due 01/04/2014		3,800	4,764
4.250% due 07/04/2014		6,900	8,655
6.250% due 01/04/2024		600	936
6.500% due 07/04/2027		4,340	7,121
5.625% due 01/04/2028		4,740	7,076
6.250% due 01/04/2030		400	649
4.750% due 07/04/2034		700	955

Total Germany (Cost $43,022)			42,250

IRELAND (j) 0.1%

Emerald Mortgages PLC
2.893% due 10/22/2035	EC	63	77
Lusitano Mortgages PLC
2.981% due 12/15/2035		142	168

Total Ireland (Cost $229)			245

ITALY (j) 1.8%

Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EC	1,280	1,597
5.500% due 11/01/2010		400	524
Siena Mortgages SpA
2.934% due 12/16/2038		1,497	1,822

Total Italy (Cost $3,951)			3,943

JAPAN (j) 11.5%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	200	236
Japan Government Bond
0.700% due 09/20/2008	JY	310,000	2,629
1.400% due 09/20/2011		270,000	2,299
1.500% due 03/20/2014		250,000	2,100
1.600% due 06/20/2014		600,000	5,067
1.600% due 09/20/2014		490,000	4,133
2.300% due 05/20/2030		40,000	347
2.400% due 03/20/2034		160,000	1,409
2.300% due 06/20/2035		260,000	2,239
2.500% due 09/20/2035		440,000	3,954
Resona Bank Ltd.
5.850% due 09/29/2049		$500	486
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	97

Total Japan (Cost $26,798)			24,996

JERSEY, CHANNEL ISLANDS (j) 0.4%

Haus Ltd.
2.931% due 12/14/2037	EC	778	884

Total Jersey, Channel Islands (Cost $752)			884

MEXICO 0.2%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$140	147
9.375% due 12/02/2008		190	208
5.750% due 12/15/2015		100	96

Total Mexico (Cost $425)			451

NETHERLANDS (j) 1.6%

Delphinus BV
2.934% due 11/28/2031		EC 500	611
2.804% due 04/25/2093		500	593
3.009% due 06/25/2066		279	339
Dutch Mortgage-Backed Securities BV
2.767% due 10/02/2079		1,000	1,214
Holland Euro-Denominated Mortgage-Backed Series
2.778% due 04/18/2012		156	186
Netherlands Government Bond
5.000% due 07/15/2011		200	259
3.750% due 07/15/2014		200	243

Total Netherlands (Cost $3,535)			3,445

PERU 0.1%

Peru Government International Bond
9.125% due 01/15/2008		$100	105
9.125% due 02/21/2012		100	113

Total Peru (Cost $221)			218

RUSSIA 0.1%

VTB Capital S.A.
5.680% due 09/21/2007		$200	200

Total Russia (Cost $200)			200

SPAIN (j) 1.5%

Hipotebansa Mortgage Securitization Fund
2.663% due 07/18/2022	EC	233	270
Spain Government Bond
5.150% due 07/30/2009		1,990	2,538
4.200% due 07/30/2013		400	499

Total Spain (Cost $2,604)			3,307

TUNISIA (j) 0.2%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	103
4.500% due 06/22/2020	EC	300	348

Total Tunisia (Cost $468)			451

UNITED KINGDOM (j) 3.3%

Bauhaus Securities Ltd.
2.854% due 10/30/2052	EC	367	446
Dolerite Funding PLC
5.050% due 08/20/2032		$52	52
HBOS PLC
5.920% due 09/29/2049		500	484
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EC	590	754
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		$600	600
United Kingdom Gilt
5.000% due 03/07/2008	BP	800	1,404
4.000% due 03/07/2009		60	103
5.000% due 03/07/2012		900	1,609
8.000% due 09/27/2013		790	1,683

Total United Kingdom (Cost $7,014)			7,135

110  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
UNITED STATES (j) 35.8%

Asset-Backed Securities 1.7%

AFC Home Equity Loan Trust
5.528% due 12/22/2027		$27	$27
Amortizing Residential Collateral Trust
5.168% due 10/25/2031		26	26
Amresco Residential Securities Mortgage Loan Trust
5.758% due 06/25/2029		28	28
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032		8	8
5.268% due 03/25/2043		40	40
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		443	444
4.928% due 09/25/2035		877	878
Conseco Finance
5.119% due 10/15/2031		51	51
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		16	16
FBR Securitization Trust
4.938% due 12/25/2035		312	312
First Alliance Mortgage Loan Trust
5.006% due 12/20/2027		92	92
First NLC Trust
4.938% due 02/25/2036		189	189
Fremont Home Loan Trust
4.908% due 01/25/2036		254	255
GSAMP Trust
5.108% due 03/25/2034		329	329
4.928% due 01/25/2036		83	83
Irwin Home Equity
5.338% due 06/25/2028		3	3
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		1	1
Quest Trust
5.378% due 06/25/2034		184	185
Renaissance Home Equity Loan Trust
5.318% due 12/25/2033		69	70
Residential Asset Mortgage Products, Inc.
5.098% due 06/25/2032		23	23
Residential Asset Securities Corp.
5.068% due 07/25/2032		95	95
4.450% due 01/25/2036		236	236
Specialty Underwriting & Residential Finance
5.148% due 06/25/2034		2	2
Structured Asset Securities Corp.
5.218% due 05/25/2034		190	190

			3,583

Corporate Bonds & Notes 2.3%

Atlantic & Western Re Ltd.
10.990% due 01/09/2007		500	496
Ford Motor Credit Co.
5.700% due 11/16/2006		500	499
General Electric Capital Corp.
4.930% due 12/12/2008		300	300
Genworth Financial, Inc.
1.600% due 06/20/2011	JY	90,000	751
JPMorgan Chase & Co.
5.342% due 02/15/2012		$100	100
Mizuho JGB Investment LLC
9.870% due 12/29/2049		400	434
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	319
SB Treasury Co. LLC
9.400% due 12/29/2049		900	969
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	327
Toyota Motor Credit Corp.
4.719% due 10/12/2007		800	800

			4,995

Mortgage-Backed Securities 3.2%

Banc of America Mortgage Securities
5.000% due 05/25/2034		495	476
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	325
Countrywide Home Loan Mortgage Pass-Through Trust
5.198% due 09/25/2034		417	418
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		49	49
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		663	677
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		338	334
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		76	76
GSR Mortgage Loan Trust
3.406% due 06/01/2034		463	453
Impac CMB Trust
5.218% due 07/25/2033		48	48
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	628
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025		119	120
Morgan Stanley Capital I
4.889% due 04/15/2016		208	208
Residential Funding Mortgage Security
6.500% due 03/25/2032		36	36
Sequoia Mortgage Trust
5.126% due 07/20/2033		542	545
Structured Asset Mortgage Investments, Inc.
5.066% due 09/19/2032		252	253
Washington Mutual, Inc.
5.128% due 01/25/2045		335	336
5.129% due 10/25/2032		42	42
5.088% due 12/25/2027		602	602
4.597% due 02/27/2034		158	155
4.814% due 05/25/2041		128	128
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,091	1,081

			6,990

Municipal Bonds & Notes 1.5%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	205
Chicago, Illinois Water Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	106
Connecticut State General Obligation Notes, Series 2001
5.500% due 12/15/2013		200	220
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		200	218
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		100	101
Hawaii State General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	216
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 2004
5.000% due 07/01/2010		100	105
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	412
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035		300	331
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	107
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	104
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	108
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2010		100	104
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	105
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	201
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		400	413
Oklahoma State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2016		100	107
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Notes, Series 2002
5.000% due 01/01/2031		100	103

			3,266

	Shares

Preferred Security 0.8%

DG Funding Trust
6.777% due 12/31/2049		172	1,825

	Principal Amount (000s)
U.S. Government Agencies 13.2%

Fannie Mae
4.194% due 11/01/2034		$879	865
4.918% due 01/25/2021		534	533
4.970% due 12/01/2034		323	320
5.000% due 08/01/2035- 05/11/2036 (c)		2,456	2,339
5.068% due 08/25/2030		289	290
5.500% due 10/01/2016- 04/12/2036 (c)		17,200	16,830
6.000% due 04/25/2043- 07/25/2044 (c)		436	437
6.470% due 09/25/2012		1,000	1,068
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,027
Freddie Mac
4.818% due 10/25/2044		1,000	1,006
Government National Mortgage Association
4.250% due 01/20/2030		76	77
4.375% due 05/20/2028- 06/20/2030 (c)		307	308

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  111

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

	Principal Amount (000s)		Value (000s)
4.750% due 07/20/2022- 09/20/2026 (c)		$152	$153
5.125% due 11/20/2021- 12/20/2026 (c)		70	71
5.351% due 02/16/2030		113	114
5.401% due 02/16/2030		115	116
6.000% due 08/20/2034		550	561
Small Business Administration
6.640% due 02/10/2011		163	169
Tennessee Valley Authority
4.875% due 12/15/2016		400	402
5.880% due 04/01/2036		1,000	1,075
7.140% due 05/23/2012		1,000	1,099

			28,860

U.S. Treasury Obligations 13.1%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		1,253	1,325
3.000% due 07/15/2012		993	1,035
2.000% due 01/15/2014		429	419
2.000% due 07/15/2014		526	513
2.000% due 01/15/2026		1,699	1,610
U.S. Treasury Bonds
7.500% due 11/15/2016		5,940	7,180
8.750% due 05/15/2017		1,800	2,376
8.875% due 02/15/2019		5,400	7,353
8.125% due 08/15/2019		2,000	2,596
8.125% due 05/15/2021		1,300	1,717
6.250% due 05/15/2030		400	468
4.500% due 02/15/2036		200	188
U.S. Treasury Note
4.500% due 02/15/2016		1,800	1,751

			28,531

Total United States (Cost $80,158)			78,050

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$4,600	0
Strike @ 4.500% Exp. 04/06/2006		4,700	0
Strike @ 4.750% Exp. 05/02/2006		9,300	0
Strike @ 4.750% Exp. 08/07/2006		14,000	5
Strike @ 4.500% Exp. 10/04/2006		6,900	1
Strike @ 4.250% Exp. 10/11/2006		4,700	0
Strike @ 4.250% Exp. 10/12/2006		4,600	0
Strike @ 4.500% Exp. 10/18/2006		4,700	1
Strike @ 4.250% Exp. 10/24/2006		2,300	0
Strike @ 4.250% Exp. 10/25/2006		9,300	1
Strike @ 4.800% Exp. 12/22/2006		2,700	4
Strike @ 5.000% Exp. 03/08/2007		42,000	147
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009		400	35

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $ 95.000 Exp. 06/19/2006		218	10

Total Purchased Call Options (Cost $490)			204

	Notional Amount (000s)

PURCHASED PUT OPTIONS (j) 0.1%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	1,300	27
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	400	17
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006		500	21
Strike @ 4.100% Exp. 06/12/2006		2,100	152
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$400	15
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		1,000	8

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $ 92.500 Exp. 12/18/2006		568	4
90-Day Eurodollar June Futures (CME)
Strike @ $ 95.000 Exp. 06/19/2006		177	97
90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 03/19/2007		74	0
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $ 101.000 Exp.05/26/2006		105	2

Total Purchased Put Options (Cost $193)			343

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 24.1%

Commercial Paper 20.2%

ANZ National (Int’l) Ltd.
4.490% due 04/12/2006		$1,900	1,898
ASB Bank Ltd.
4.630% due 05/10/2006		6,000	5,971
Bank of Ireland
4.680% due 05/23/2006		1,100	1,093
CBA (de) Finance
4.810% due 06/20/2006		700	692
Danske Corp.
4.515% due 04/26/2006		800	798
4.830% due 06/26/2006		1,600	1,581
Dexia Delaware LLC
4.635% due 05/15/2006		1,000	995
DnB NORBank ASA
4.750% due 06/12/2006		4,900	4,852
ForeningsSparbanken AB
4.795% due 06/15/2006		4,500	4,454
General Electric Capital Corp.
4.790% due 06/12/2006		5,600	5,545
HBOS Treasury Services PLC
4.795% due 06/15/2006		6,100	6,038
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		500	494
Societe Generale N.A.
4.440% due 04/20/2006		1,000	998
Spintab AB
4.550% due 04/25/2006		2,100	2,094
UBS Finance Delaware LLC
4.430% due 04/10/2006		600	600
4.440% due 04/10/2006		600	599
4.640% due 06/06/2006		1,800	1,784
4.850% due 06/29/2006		3,600	3,556

			44,042

Repurchase Agreement 2.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,889. Repurchase proceeds are $5,774.)		5,772	5,772

U.S. Treasury Bills 1.3%

4.495% due 06/01/2006-06/15/2006 (c)(d)(e)		2,785	2,759

Total Short-Term Instruments (Cost $52,590)			52,573

Total Investments (a) 109.7% (Cost $243,666)			$239,492

Written Options (h) (0.2%) (Premiums $649)			(409)

Other Assets and Liabilities (Net) (9.5%)			(20,826)

Net Assets 100.0%			$218,257

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $6,330 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $496 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

112  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(e)	Securities with an aggregate market value of $1,521 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	57	$(11)
90-Day Eurodollar September Futures	Long	09/2006	691	(605)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	14	10
Euro-Bund 10-Year Note June Futures	Long	06/2006	100	(172)
Japan Government 10-Year Bond June Futures	Long	06/2006	34	(328)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	476	(328)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	198	(240)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	84	(316)

				$(1,990)

(f)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. Dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850% Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$9,000	$(1)
Call & Put - OTC U.S. Dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850% Counterparty: J.P. Morgan Chase & Co. Exp. 08/23/2007	3,000	(1)

		$(2)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,900	$(15)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	(4)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(19)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	7
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	19,800	(71)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	(24)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		800	13
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		700	(38)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	12/16/2019		200	(3)
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2025		200	3
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		12,100	(44)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		400	28
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(7)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,100	(19)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		900	(4)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		700	26
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	1,100	(4)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		2,000	1
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		900	(24)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(3)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		3,100	9
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	(4)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	20
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,600	12
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		500	(31)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	8
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		7,870	349
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,800	(101)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		4,000	69
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,700	34
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	(6)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		100	4

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  113

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	800	$(51)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	(2)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		15,300	676
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,300	(39)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		300	(4)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,200	78
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		900	(33)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		800	(13)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	10
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006	H$	20,000	(21)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	150,000	23
Deutsche Bank AG	6-month JY-LIBOR	Pay	1.000%	03/18/2008		300,000	(6)
Deutsche Bank AG	6-month JY-LIBOR	Receive	1.500%	06/15/2015		60,000	5
Goldman Sachs & Co.	6-month JY-LIBOR	Pay	1.000%	03/18/2008		500,000	(9)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	31
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,630,000	313
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(10)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		270,000	72
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		700,000	(11)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		520,000	126
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	64
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		860,000	53
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$7,000	29
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		5,300	71
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		12,600	265
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		2,100	28
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		200	4
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011		10,500	112
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		34,600	(233)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		29,200	376
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		2,000	(22)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		14,300	339
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		22,600	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,500	20
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	118
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		1,300	28
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		600	5
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		7,800	(47)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		12,100	112
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		800	(17)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		4,900	97
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,600	21
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,400	151
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		300	8

							$2,906

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	$500	$1

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	218	$82	$16
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	177	28	49

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$1,000	7	2

					$117	$67

114  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put -OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$1,200	$22	$37
Call -OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	5,000	48	40
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	1,000	7	0
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	2,000	23	1
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	6,000	49	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	4,000	28	1
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	1,800	7	16
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	2,000	15	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,000	20	2
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.480%	04/03/2006	1,000	30	3
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	1,200	23	37
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	1,000	12	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	1,200	16	5
Call -OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	1,000	5	5
Put -OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	1,800	35	74
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	1,000	11	8
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	4,000	25	0
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	1,000	7	0
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	12,000	109	95

							$529	$332

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	$3,200	$1	$5
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	3,200	2	5

					$3	$10

(i)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.000%	04/12/2036	$1,000	$957	$952
U.S. Treasury Note	3.000%	02/15/2009	300	286	287
U.S. Treasury Note	3.375%	09/15/2009	2,600	2,491	2,490
U.S. Treasury Note	4.500%	11/15/2015	9,700	9,499	9,602

				$13,233	$13,331

*	Market value includes $195 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	3,992	04/2006	$3	$(77)	$(74)
Sell		4,534	04/2006	38	0	38
Buy		3,199	05/2006	1	(9)	(8)
Buy	BP	58	05/2006	0	0	0
Sell		1,949	05/2006	31	0	31
Buy	BR	90	07/2006	1	0	1
Sell		291	07/2006	4	0	4
Buy		183	08/2006	3	0	3
Buy	C$	56	04/2006	0	0	0
Sell		141	05/2006	0	0	0
Buy	CP	8,300	07/2006	0	0	0
Buy		18,098	08/2006	0	0	0
Sell	DK	935	06/2006	0	(1)	(1)
Buy	EC	919	04/2006	9	0	9
Sell		48,328	04/2006	304	0	304
Buy	JY	145,401	04/2006	0	(12)	(12)
Sell		155,681	04/2006	11	0	11
Buy		77,917	05/2006	0	(3)	(3)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  115

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JY	2,138,930	05/2006	$48	$0	$48
Buy	KW	66,300	04/2006	1	0	1
Buy		393,702	08/2006	0	(2)	(2)
Buy		144,026	09/2006	0	0	0
Buy	MP	1,060	08/2006	0	(3)	(3)
Buy		338	09/2006	0	(1)	(1)
Buy	N$	3,275	04/2006	9	(1)	8
Sell		3,145	04/2006	88	0	88
Sell		3,244	05/2006	0	(12)	(12)
Buy	PN	120	05/2006	0	(1)	(1)
Buy		423	08/2006	0	(3)	(3)
Buy	PZ	230	05/2006	0	(2)	(2)
Sell		282	05/2006	2	0	2
Buy		74	09/2006	0	0	0
Buy	RR	945	07/2006	0	0	0
Buy		1,486	08/2006	1	0	1
Buy	S$	53	07/2006	0	0	0
Buy		32	08/2006	0	0	0
Buy	SR	216	08/2006	0	0	0
Buy	SV	1,931	08/2006	1	0	1
Buy		1,616	09/2006	0	0	0
Buy	T$	5,055	08/2006	0	(1)	(1)
Sell		5,049	09/2006	1	0	1

				$556	$(128)	$428

116  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

GNMA Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 147.1%

Fannie Mae
2.865% due 07/01/2011	$2,412	$2,392
2.917% due 07/01/2011	5,779	5,737
4.500% due 05/16/2021	500	478
5.000% due 01/01/2018-05/11/2036 (c)	18,302	17,704
5.239% due 03/01/2018	16	16
5.500% due 12/25/2014-05/16/2021 (c)	11,432	11,359
9.000% due 07/01/2018	12	13
Federal Housing Administration
8.137% due 09/01/2040	47	46
Freddie Mac
4.249% due 06/01/2030	30	30
4.370% due 05/01/2019	17	17
5.000% due 12/01/2035	20,570	19,583
6.000% due 04/12/2036	2,000	2,001
6.661% due 05/01/2031	66	66
7.500% due 08/15/2029 (b)	47	10
Government National Mortgage Association
3.500% due 02/20/2026	19,744	19,363
4.000% due 01/20/2021-07/20/2035 (c)	10,180	10,091
4.250% due 02/20/2030	2,681	2,695
4.375% due 06/20/2022-04/20/2032 (c)	23,596	23,689
4.500% due 07/20/2029-09/20/2035 (c)	15,291	15,152
4.625% due 02/20/2018-03/20/2018 (c)	31	31
4.750% due 07/20/2018-08/20/2025 (c)	35	35
4.875% due 05/20/2016	28	28
4.951% due 01/16/2031-02/16/2032 (c)	6,382	6,391
5.000% due 04/20/2036	12,000	11,625
5.001% due 08/16/2032	1,268	1,271
5.051% due 12/16/2026-08/16/2031 (c)	1,069	1,074
5.125% due 12/20/2017-10/20/2030 (c)	26	26
5.151% due 06/16/2027	1,354	1,358
5.250% due 05/16/2027	109	110
5.251% due 07/16/2028	209	211
5.301% due 04/16/2032	426	430
5.401% due 05/16/2029	1,069	1,076
5.426% due 06/20/2030	60	61
5.500% due 04/15/2025-04/20/2036 (c)	189,757	188,027
6.000% due 11/15/2033-04/20/2036 (c)	34,014	34,407
6.500% due 12/15/2023-05/18/2036 (c)	8,905	9,196
7.000% due 04/22/2034	13,000	13,552
7.500% due 10/15/2022-06/15/2033 (c)	7,512	7,806
Small Business Administration
7.449% due 08/01/2010	85	89

Total U.S. Government Agencies (Cost $411,629)		407,246

MORTGAGE-BACKED SECURITIES 0.6%

Banc of America Mortgage Securities
5.446% due 10/20/2032	109	108
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	282	283
5.148% due 03/25/2032	192	193
5.368% due 08/25/2033	336	337
Sequoia Mortgage Trust
5.116% due 06/20/2032	261	262
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	463	463
Structured Asset Securities Corp.
6.118% due 08/25/2032	49	49

Total Mortgage-Backed Securities (Cost $1,693)		1,695

ASSET-BACKED SECURITIES 0.8%

Amortizing Residential Collateral Trust
5.108% due 07/25/2032	19	19
Centex Home Equity
5.118% due 01/25/2032	84	84
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	184	184
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,611
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032	27	27
Home Equity Asset Trust
5.118% due 11/25/2032	3	3
Household Mortgage Loan Trust
5.076% due 05/20/2032	145	145
Saxon Asset Securities Trust
5.078% due 08/25/2032	16	16
Structured Asset Securities Corp.
5.108% due 01/25/2033	86	86

Total Asset-Backed Securities (Cost $2,210)		2,175

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 10/19/2006	$30,000	2
Strike @ 4.730% Exp. 02/01/2007	14,900	24

Total Purchased Call Options (Cost $142)		26

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 0.1%

Commercial Paper 0.1%

Danske Corp.
4.830% due 06/26/2006	$300	296

U.S. Treasury Bills 0.0%

4.492% due 06/01/2006 (d)	65	65

Total Short-Term Instruments (Cost $361)		361

Total Investments (a) 148.6% (Cost $416,035)		$411,503

Written Options (f) (0.0%) (Premiums $143)		(28)

Other Assets and Liabilities (Net) (48.6%)		(134,495)

Net Assets 100.0%		$276,980

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,327 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  117

Schedule of Investments (Cont.)

GNMA Fund

March 31, 2006

(d)	Securities with an aggregate market value of $65 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	44	$(42)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $ 316	07/01/2011	$8,000	$(268)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	4,600	94
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2013	1,400	(9)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	4,000	82

						$(101)

(f)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$13,000	$91	$3
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	6,400	52	25

							$143	$28

(g)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/18/2021	$8,000	$7,836	$7,800
Fannie Mae	5.000%	04/12/2036	2,500	2,393	2,380
Fannie Mae	5.500%	04/12/2036	14,100	13,813	13,765
Fannie Mae	5.000%	05/11/2036	7,000	6,718	6,661
Freddie Mac	5.000%	04/12/2036	15,000	14,345	14,274

				$45,105	$44,880

118  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 3.2%

Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011	$396	$402
7.229% due 01/20/2011	3,963	4,024
7.230% due 01/20/2011	230	233
7.318% due 01/20/2011	563	571
7.210% due 02/09/2011	3,566	3,621
Charter Communications Operating LLC
7.670% due 04/26/2010	2,996	3,016
7.920% due 04/26/2011	5,763	5,821
CSC Holdings, Inc.
4.000% due 02/24/2013	16,950	17,101
Delphi Corp.
13.000% due 06/13/2011	2,890	3,004
El Paso Corp.
4.600% due 12/31/2006	5,000	4,975
3.500% due 11/22/2009	12,000	12,149
7.750% due 11/22/2009	18,280	18,532
Georgia-Pacific Corp.
7.561% due 12/23/2013	70	72
7.564% due 12/23/2013	140	143
7.698% due 12/23/2013	140	143
7.779% due 12/23/2013	140	143
7.880% due 12/23/2013	140	143
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010	9,000	9,141
Graham Packaging Co. LP
6.563% due 09/15/2011	2,473	2,509
6.625% due 09/15/2011	3,138	3,184
7.250% due 09/15/2011	60	61
7.188% due 10/07/2011	2,199	2,230
Headwaters, Inc.
6.430% due 04/30/2011	12,153	12,264
HealthSouth Corp.
4.000% due 02/02/2013	29,250	29,506
Hertz Corp.
4.500% due 12/21/2012	1,000	1,015
5.000% due 12/21/2012	1,172	1,187
6.650% due 12/21/2012	2,259	2,292
6.890% due 12/21/2012	2,276	2,310
6.960% due 12/21/2012	2,276	2,310
Ineos Group Holdings PLC
6.904% due 10/07/2012	15,800	15,980
2.273% due 10/07/2013	1,250	1,261
2.273% due 10/07/2014	1,250	1,267
Intelsat Ltd.
4.000% due 04/24/2006	30,000	30,038
Invensys PLC
7.791% due 09/05/2009	716	724
9.431% due 12/30/2009	8,000	8,190
JSG Holding PLC
7.925% due 11/29/2013	700	699
7.425% due 11/29/2014	700	699
OAO Rosneft Oil Co.
6.131% due 12/30/2008	10,000	9,987
Qwest Corp.
9.502% due 06/30/2007	8,740	8,978
Rexel S.A.
6.904% due 01/20/2013	2,000	2,027
7.741% due 04/10/2014	2,000	2,038
Roundy’s Supermarket, Inc.
7.490% due 11/01/2011	5,348	5,427
7.720% due 11/01/2011	5,375	5,455

Total Bank Loan Obligations (Cost $232,418)		234,872

CORPORATE BONDS & NOTES 83.1%

Banking & Finance 13.1%

AES Ironwood LLC
8.857% due 11/30/2025	49,418	55,595
AES Red Oak LLC
8.540% due 11/30/2019	14,929	16,347
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	46,004	51,179
Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	32,404
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	21,000	21,144
Consolidated Communications Illinois
9.750% due 04/01/2012	33	35
Corsair Netherlands No. 3 BV
10.460% due 03/07/2016	12,200	12,208
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,423
8.900% due 04/01/2007	5,000	5,102
Eircom Funding
8.250% due 08/15/2013	5,650	6,109
Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,580	1,529
Ford Motor Credit Co.
5.800% due 01/12/2009	23,475	21,452
7.375% due 10/28/2009	3,380	3,180
5.700% due 01/15/2010	12,725	11,302
7.875% due 06/15/2010	10,000	9,383
7.375% due 02/01/2011	107,489	98,983
7.250% due 10/25/2011	22,500	20,525
7.000% due 10/01/2013	15,905	14,245
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,156
General Motors Acceptance Corp.
5.645% due 05/18/2006	4,000	3,989
6.125% due 09/15/2006	5,000	4,977
7.250% due 03/02/2011	59,709	56,640
6.000% due 04/01/2011	19,412	16,719
6.875% due 09/15/2011	33,010	30,802
7.000% due 02/01/2012	8,400	7,830
6.875% due 08/28/2012	21,890	20,219
6.750% due 12/01/2014	3,675	3,313
8.000% due 11/01/2031	41,100	38,945
JSG Funding PLC
9.625% due 10/01/2012	48,873	51,928
K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,177
KRATON Polymers LLC
8.125% due 01/15/2014	25,045	25,233
Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,787
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	23,600	23,453
Rotech Healthcare, Inc.
9.500% due 04/01/2012	53,257	55,654
Sets Trust
8.850% due 04/02/2007	5,000	5,099
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	5,929
Tenneco, Inc.
10.250% due 07/15/2013	34,880	38,891
8.625% due 11/15/2014	25,775	25,904
TRAINS
7.406% due 06/15/2015	34,573	35,018
Universal City Development Partners
11.750% due 04/01/2010	21,870	24,221
Universal City Florida Holding Co.
8.375% due 05/01/2010	10,955	11,092
9.430% due 05/01/2010	1,500	1,530
Ventas Realty LP
8.750% due 05/01/2009	17,040	18,148
6.625% due 10/15/2014	2,270	2,281
7.125% due 06/01/2015	6,475	6,685
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	17,070	18,521

		955,286

Industrials 55.3%

Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	12,060	11,819
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,825	15,983
7.750% due 06/15/2011	17,365	16,844
6.000% due 06/20/2013	30,199	26,122
7.400% due 04/01/2018	1,202	1,028
8.850% due 08/01/2030	26,143	23,594
Alderwoods Group, Inc.
7.750% due 09/15/2012	5,450	5,627
Alliance One International, Inc.
11.000% due 05/15/2012	10,875	10,494
Allied Waste North America
6.375% due 04/15/2011	4,280	4,210
9.250% due 09/01/2012	1,261	1,367
7.875% due 04/15/2013	50,746	53,220
7.250% due 03/15/2015	63,151	64,730
American Media Operations, Inc.
10.250% due 05/01/2009	13,839	12,593
AmeriGas Partners LP
7.250% due 05/20/2015	16,300	16,381
7.125% due 05/20/2016	33,220	33,220
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,757
Argo-Tech Corp.
9.250% due 06/01/2011	2,050	2,173
Armor Holdings, Inc.
8.250% due 08/15/2013	2,790	3,006
Arvin Capital I
9.500% due 02/01/2027	1,500	1,522
ArvinMeritor, Inc.
8.750% due 03/01/2012	49,560	49,064
Aviall, Inc.
7.625% due 07/01/2011	15,595	16,024
Ball Corp.
6.625% due 03/15/2018	7,600	7,581
Bombardier, Inc.
6.750% due 05/01/2012	14,875	14,280
6.300% due 05/01/2014	8,100	7,472
Bowater Canada Finance
7.950% due 11/15/2011	14,850	14,887
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,047
6.500% due 06/15/2013	7,450	6,984
Boyd Gaming Corp.
7.125% due 02/01/2016	28,540	29,075
Buhrmann US, Inc.
8.250% due 07/01/2014	13,090	13,679
7.875% due 03/01/2015	13,790	14,031
CA, Inc.
5.625% due 12/01/2014	5,000	4,821
Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,350
CanWest Media, Inc.
8.000% due 09/15/2012	26,083	26,866
Cascades, Inc.
7.250% due 02/15/2013	8,650	8,174
CCO Holdings LLC
8.750% due 11/15/2013	51,705	50,542
CDRV Investors, Inc.
0.000% due 01/01/2015 (c)	6,900	4,726
Celestica, Inc.
7.625% due 07/01/2013	5,800	5,843
Cenveo Corp.
9.625% due 03/15/2012	17,900	19,354
Chart Industries, Inc.
9.125% due 10/15/2015	4,265	4,425
Charter Communications Operating LLC
8.000% due 04/30/2012	6,030	6,030
8.375% due 04/30/2014	7,110	7,128

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  119

Schedule of Investments (Cont.)

High Yield Fund

	Principal Amount (000s)	Value (000s)
Chesapeake Energy Corp.
7.500% due 06/15/2014	$19,570	$20,597
7.000% due 08/15/2014	6,125	6,293
6.375% due 06/15/2015	750	742
6.625% due 01/15/2016	20,575	20,626
6.875% due 01/15/2016	19,375	19,617
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	9,500	9,595
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,073
10.000% due 03/13/2007	3,500	3,601
6.500% due 12/15/2012	655	638
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)	21,386	21,565
7.373% due 12/15/2015	912	872
7.566% due 03/15/2020	2,962	2,806
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	19,801
Corrections Corp. of America
6.750% due 01/31/2014	2,450	2,490
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	9,800	10,192
7.750% due 11/15/2015	20,440	21,309
CSC Holdings, Inc.
8.125% due 07/15/2009	14,925	15,503
8.125% due 08/15/2009	10,415	10,806
7.625% due 04/01/2011	66,450	67,114
6.750% due 04/15/2012	12,090	11,878
7.875% due 02/15/2018	700	704
DaVita, Inc.
6.625% due 03/15/2013	600	601
7.250% due 03/15/2015	51,645	52,161
Delhaize America, Inc.
8.050% due 04/15/2027	1,000	1,036
9.000% due 04/15/2031	46,865	54,442
Delta Air Lines, Inc.
7.379% due 05/18/2010	7,673	7,734
7.570% due 11/18/2010	5,600	5,603
Dex Media West LLC
8.500% due 08/15/2010	5,965	6,338
9.875% due 08/15/2013	49,893	55,444
DirecTV Holdings LLC
8.375% due 03/15/2013	10,653	11,425
6.375% due 06/15/2015	34,120	33,864
Dresser, Inc.
9.375% due 04/15/2011	47,190	49,549
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,576
DRS Technologies, Inc.
7.625% due 02/01/2018	5,050	5,227
EchoStar DBS Corp.
5.750% due 10/01/2008	16,621	16,538
7.780% due 10/01/2008	8,205	8,431
6.375% due 10/01/2011	24,020	23,600
6.625% due 10/01/2014	28,180	27,370
7.125% due 02/01/2016	43,970	43,475
El Paso Corp.
7.625% due 08/16/2007	5,000	5,112
6.500% due 06/01/2008	10,325	10,351
7.625% due 09/01/2008	15,776	16,170
6.750% due 05/15/2009	4,350	4,361
7.750% due 06/15/2010	690	715
10.750% due 10/01/2010	21,200	23,797
7.000% due 05/15/2011	2,000	2,017
9.625% due 05/15/2012	3,319	3,709
7.375% due 12/15/2012	47,255	48,318
6.950% due 06/01/2028	7,025	6,533
8.050% due 10/15/2030	2,625	2,710
7.800% due 08/01/2031	30,972	31,282
7.750% due 01/15/2032	4,850	4,911
7.420% due 02/15/2037	5,200	4,966
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,000
El Paso Production Holding Co.
7.750% due 06/01/2013	15,470	16,108
Encore Acquisition Co.
6.250% due 04/15/2014	3,175	3,056
6.000% due 07/15/2015	450	422
Equistar Chemicals LP
8.750% due 02/15/2009	28,475	29,614
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,561
Ferrellgas Partners LP
7.080% due 08/01/2006 (k)	5,000	4,999
8.780% due 08/01/2007 (k)	14,000	14,265
7.120% due 08/01/2008 (k)	11,000	10,967
8.870% due 08/01/2009 (k)	7,300	7,647
7.240% due 08/01/2010 (k)	20,000	19,991
8.750% due 06/15/2012	13,843	14,085
Ford Motor Co.
7.450% due 07/16/2031	26,553	19,848
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	35,810	38,138
Gaylord Entertainment Co.
8.000% due 11/15/2013	15,590	16,331
Gaz Capital
8.625% due 04/28/2034	2,850	3,505
Gazprom International S.A.
7.201% due 02/01/2020	8,100	8,477
General Motors Corp.
8.250% due 07/15/2023	18,150	13,159
8.375% due 07/15/2033	16,500	12,169
Georgia-Pacific Corp.
7.700% due 06/15/2015	2,500	2,525
8.000% due 01/15/2024	38,390	38,918
7.375% due 12/01/2025	31,635	30,528
7.250% due 06/01/2028	18,210	17,299
7.750% due 11/15/2029	4,500	4,432
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	2,000	2,100
9.375% due 05/01/2012	11,120	12,288
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,060
Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,803
HCA, Inc.
6.950% due 05/01/2012	22,340	22,668
6.300% due 10/01/2012	18,430	18,081
6.250% due 02/15/2013	212	207
6.750% due 07/15/2013	49,118	49,184
9.000% due 12/15/2014	7,936	9,022
7.190% due 11/15/2015	22,678	23,242
6.500% due 02/15/2016	7,825	7,663
8.360% due 04/15/2024	90	95
7.690% due 06/15/2025	5,025	4,994
Herbst Gaming, Inc.
8.125% due 06/01/2012	3,100	3,236
7.000% due 11/15/2014	9,153	9,176
Hertz Corp.
8.875% due 01/01/2014	20,525	21,397
Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,788
Host Marriott LP
7.125% due 11/01/2013	27,230	27,843
6.750% due 06/01/2016	22,000	22,082
Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	19,016
Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012	9,300	9,498
8.250% due 01/15/2013	15,840	16,196
8.625% due 01/15/2015	43,055	44,670
Invensys PLC
9.875% due 03/15/2011	12,800	13,664
JC Penney Corp., Inc.
7.400% due 04/01/2037	575	623
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	12,165	11,998
7.500% due 06/01/2013	2,300	2,174
JET Equipment Trust
9.410% due 06/15/2010 (d)	944	748
10.000% due 06/15/2012 (d)	7,081	5,629
7.630% due 08/15/2012 (d)	3,304	1,860
L-3 Communications Corp.
6.375% due 10/15/2015	10,205	10,103
Legrand S.A.
8.500% due 02/15/2025	13,950	17,159
Mandalay Resort Group
9.375% due 02/15/2010	41,622	45,368
7.625% due 07/15/2013	16,785	17,414
Mediacom Broadband LLC
11.000% due 07/15/2013	40,335	43,158
MGM Mirage
8.500% due 09/15/2010	5,000	5,375
8.375% due 02/01/2011	20,760	22,006
6.750% due 09/01/2012	7,030	7,056
6.750% due 04/01/2013	9,600	9,600
6.625% due 07/15/2015	42,805	42,323
Morgan Stanley Bank AG
9.625% due 03/01/2013	50,100	59,499
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	3,500	3,483
Nalco Co.
7.750% due 11/15/2011	22,300	22,690
8.875% due 11/15/2013	15,350	16,041
New Skies Satellites NV
9.572% due 11/01/2011	1,250	1,294
9.125% due 11/01/2012	750	808
Newfield Exploration Co.
6.625% due 04/15/2016	16,400	16,462
Newpark Resources
8.625% due 12/15/2007	16,430	16,512
Norampac, Inc.
6.750% due 06/01/2013	22,614	21,653
Northwest Airlines, Inc.
6.841% due 10/01/2012	7,950	7,955
6.810% due 02/01/2020	14,104	13,972
Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,445
Novelis, Inc.
7.250% due 02/15/2015	22,435	21,650
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,000	6,278
8.750% due 11/15/2012	15,175	16,313
6.750% due 12/01/2014	25,025	24,587
Peabody Energy Corp.
6.875% due 03/15/2013	22,460	22,909
Plains Exploration & Production Co.
7.125% due 06/15/2014	12,465	12,870
PQ Corp.
7.500% due 02/15/2013	12,650	12,207
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,688
Primedia, Inc.
8.875% due 05/15/2011	10,825	10,609
8.000% due 05/15/2013	3,850	3,542
Quiksilver, Inc.
6.875% due 04/15/2015	38,795	37,922
Qwest Communications International, Inc.
7.250% due 02/15/2011	55,940	57,618
7.500% due 02/15/2014	135,941	140,699
RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,578
8.875% due 01/15/2016	33,085	34,574
Rhodia S.A.
7.625% due 06/01/2010	5,775	5,891

120  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	$34,474	$35,767
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	6,725	6,792
Rocky River Realty
8.810% due 04/14/2007 (k)	929	939
Rogers Cable, Inc.
7.875% due 05/01/2012	3,500	3,763
6.250% due 06/15/2013	2,300	2,289
6.750% due 03/15/2015	17,380	17,815
8.750% due 05/01/2032	7,700	9,163
Roseton
7.270% due 11/08/2010	35,650	36,042
7.670% due 11/08/2016	40,135	41,029
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	6,625	6,962
Russell Corp.
9.250% due 05/01/2010	8,100	8,444
Sanmina-SCI Corp.
8.125% due 03/01/2016	18,135	18,407
SemGroup LP
8.750% due 11/15/2015	12,000	12,300
Seneca Gaming Corp.
7.250% due 05/01/2012	23,330	23,680
SESI LLC
8.875% due 05/15/2011	20,279	21,293
Sheraton Holding Corp.
7.375% due 11/15/2015	15,312	16,614
Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,956
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	22,849	23,592
8.375% due 07/01/2012	48,530	48,045
Solectron Global Finance Ltd.
8.000% due 03/15/2016	8,500	8,564
Sonat, Inc.
7.625% due 07/15/2011	35,787	37,040
7.000% due 02/01/2018	3,309	3,226
Spectrum Brands, Inc.
8.500% due 10/01/2013	5,975	5,557
7.375% due 02/01/2015	36,989	32,365
Station Casinos, Inc.
6.500% due 02/01/2014	20,040	19,915
6.875% due 03/01/2016	16,600	16,766
6.625% due 03/15/2018	9,175	9,014
Suburban Propane Partners LP
6.875% due 12/15/2013	22,730	21,934
Sungard Data Systems, Inc.
9.125% due 08/15/2013	31,910	33,904
Superior Essex Communications LLC
9.000% due 04/15/2012	6,395	6,459
Telenet Group Holding NV
11.500% due 06/15/2014	981	825
Tenet Healthcare Corp.
6.375% due 12/01/2011	600	545
6.500% due 06/01/2012	1,270	1,149
7.375% due 02/01/2013	18,660	17,121
9.875% due 07/01/2014	4,035	4,106
9.250% due 02/01/2015	3,600	3,618
6.875% due 11/15/2031	975	784
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)	10,000	10,109
TransMontaigne, Inc.
9.125% due 06/01/2010	1,075	1,148
Triad Hospitals, Inc.
7.000% due 11/15/2013	31,448	31,134
Trinity Industries, Inc.
6.500% due 03/15/2014	12,435	12,497
TRW Automotive, Inc.
9.375% due 02/15/2013	34,828	37,832
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	12,606
UGS Corp.
10.000% due 06/01/2012	6,625	7,321
United Airlines, Inc.
6.201% due 09/01/2008	4,400	4,359
6.602% due 09/01/2013	5,505	5,453
Unity Media GmbH
10.375% due 02/15/2015	11,350	11,350
US Airways Group, Inc.
9.625% due 09/01/2024 (d)	17,690	64
9.330% due 01/01/2049 (d)	3,121	25
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,599
VWR International, Inc.
6.875% due 04/15/2012	13,150	13,019
8.000% due 04/15/2014	39,940	40,040
Williams Cos., Inc.
6.375% due 10/01/2010	14,550	14,477
7.625% due 07/15/2019	35,335	37,808
7.875% due 09/01/2021	82,278	88,860
7.750% due 06/15/2031	3,371	3,590
Wynn Las Vegas LLC
6.625% due 12/01/2014	90,925	88,766
Xerox Corp.
6.875% due 08/15/2011	12,950	13,355
6.400% due 03/15/2016	11,200	11,172
7.200% due 04/01/2016	350	370
Young Broadcasting, Inc.
10.000% due 03/01/2011	8,700	8,069

		4,045,428

Utilities 14.7%

AES Corp.
8.750% due 05/15/2013	35,827	38,872
American Cellular Corp.
10.000% due 08/01/2011	25,905	28,236
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	2,000	1,855
Cincinnati Bell, Inc.
7.250% due 07/15/2013	41,120	42,456
8.375% due 01/15/2014	33,260	33,967
7.000% due 02/15/2015	9,000	8,955
Citizens Communications Co.
6.250% due 01/15/2013	33,715	32,956
7.000% due 11/01/2025	850	754
9.000% due 08/15/2031	18,500	19,864
7.450% due 07/01/2035	5,460	4,928
CMS Energy Corp.
7.500% due 01/15/2009	23,150	23,931
8.500% due 04/15/2011	2,000	2,170
6.300% due 02/01/2012	900	891
6.875% due 12/15/2015	9,000	9,146
Exco Resources, Inc.
7.250% due 01/15/2011	795	795
Hawaiian Telcom Communications, Inc.
8.914% due 05/01/2013	5,100	5,126
9.750% due 05/01/2013	19,960	20,160
Homer City Funding LLC
8.734% due 10/01/2026	11,971	13,587
Insight Midwest LP
9.750% due 10/01/2009	28,728	29,662
10.500% due 11/01/2010	18,603	19,673
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,524
8.625% due 11/14/2011	9,043	9,925
Midwest Generation LLC
8.300% due 07/02/2009	2,000	2,068
8.560% due 01/02/2016	93,052	100,363
8.750% due 05/01/2034	30,650	33,332
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	7,300	7,596
8.000% due 01/28/2012	7,600	7,762
MSW Energy Holdings LLC
8.500% due 09/01/2010	600	639
NRG Energy, Inc.
7.250% due 02/01/2014	20,300	20,681
7.375% due 02/01/2016	42,660	43,673
PSEG Energy Holdings LLC
10.000% due 10/01/2009	9,520	10,591
8.500% due 06/15/2011	67,255	72,804
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	23,360	24,411
7.250% due 02/15/2011	22,225	22,642
7.625% due 08/03/2021	3,075	3,144
Qwest Corp.
8.875% due 03/15/2012	40,795	45,792
7.500% due 06/15/2023	19,006	19,410
7.200% due 11/10/2026	15,626	15,802
Reliant Energy, Inc.
9.250% due 07/15/2010	33,295	33,503
6.750% due 12/15/2014	47,340	42,014
Rogers Wireless, Inc.
7.250% due 12/15/2012	3,425	3,626
8.000% due 12/15/2012	14,295	15,242
6.375% due 03/01/2014	14,600	14,637
7.500% due 03/15/2015	19,460	20,968
Rural Cellular Corp.
9.875% due 02/01/2010	9,815	10,527
9.410% due 03/15/2010	1,500	1,545
8.250% due 03/15/2012	11,540	12,059
Sierra Pacific Resources
7.803% due 06/15/2012	12,950	13,659
8.625% due 03/15/2014	5,942	6,479
South Point Energy Center LLC
8.400% due 05/30/2012	44,125	42,140
Suncom Wireless, Inc.
8.500% due 06/01/2013	9,389	8,966
TECO Energy, Inc.
6.750% due 05/01/2015	2,360	2,437
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,897	11,995
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	24,774	26,694
Time Warner Telecom, Inc.
10.125% due 02/01/2011	10,750	11,355
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (k)	203	204
10.732% due 01/01/2013 (k)	7,759	8,002
10.732% due 01/01/2013	247	254

		1,078,449

Total Corporate Bonds & Notes (Cost $5,980,593)		6,079,163

CONVERTIBLE BONDS & NOTES 0.3%

Industrials 0.1%

Chesapeake Energy Corp.
2.750% due 11/15/2035	2,725	2,919

Utilities 0.2%

MS Energy Corp.
2.875% due 12/01/2024	15,575	16,743

Total Convertible Bonds & Notes (Cost $20,853)		19,662

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	35	35

Total U.S. Government Agencies (Cost $36)		35

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  121

Schedule of Investments (Cont.)

High Yield Fund

	Principal Amount (000s)		Value (000s)
MORTGAGE-BACKED SECURITIES 0.0%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		$4,260 $	3,922

Total Mortgage-Backed Securities (Cost $4,036)			3,922

SOVEREIGN ISSUES 3.4%

Brazilian Government International Bond
5.250% due 04/15/2009		329	330
10.500% due 07/14/2014		20,150	25,137
8.000% due 01/15/2018		95,088	103,266
8.875% due 10/14/2019		1,425	1,649
8.750% due 02/04/2025		1,600	1,836
12.250% due 03/06/2030		20,200	30,805
8.250% due 01/20/2034		6,000	6,627
11.000% due 08/17/2040		33,575	43,119
Guatemala Government Bond
9.250% due 08/01/2013		2,500	2,910
Panama Government International Bond
8.875% due 09/30/2027		11,425	13,938
9.375% due 04/01/2029		9,575	12,184
Peru Government International Bond
9.875% due 02/06/2015		5,000	5,925

Total Sovereign Issues (Cost $218,424)			247,726

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 3.4%

Cablecom GmbH
4.000% due 04/15/2011	SF	20,000	15,342
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	EC	600	782
Cognis GmbH
9.500% due 05/15/2014		1,000	1,388
Cognis Holding GmbH
11.644% due 01/15/2015 (e)		838	975
Eircom Funding
8.250% due 08/15/2013		3,090	4,185
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		30,000	36,352
JSG Funding PLC
10.125% due 10/01/2012		26,675	36,367
JSG Holding PLC
5.386% due 11/29/2013		742	912
5.631% due 11/29/2013		2,652	3,257
5.716% due 11/29/2013		670	823
5.131% due 11/29/2014		2,652	3,265
5.216% due 11/29/2014		1,413	1,739
5.650% due 11/29/2014		2,636	3,241
11.500% due 10/01/2015 (e)		9,621	12,113
JSG Packaging
5.650% due 11/29/2013		2,636	3,241
Lighthouse International Co. S.A.
8.000% due 04/30/2014		44,175	57,883
Rhodia S.A.
8.000% due 06/01/2010		15,715	20,282
SigmaKalon
4.587% due 06/30/2012		1,551	1,857
Telenet Communications NV
9.000% due 12/15/2013		14,000	18,960
United Biscuits Finance Plc
10.750% due 04/15/2011	BP	3,000	5,531
UPC Financing Partnership
4.672% due 09/15/2012	EC	13,270	16,129
UPC Holding BV
8.625% due 01/15/2014		4,075	4,899
7.750% due 01/14/2015		1,100	1,270

Total Foreign Currency-Denominated Issues (Cost $232,499)			250,793

	Shares

COMMON STOCKS 0.0%

Technology 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008		65,885	398

Transportation 0.0%

UAL Corp. (g)		8,926	356
US Airways Group, Inc. (g)		12,224	2

			358

Total Common Stocks (Cost $0)			756

CONVERTIBLE PREFERRED STOCK 0.0%

Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,606

Total Convertible Preferred Stock (Cost $3,628)			3,606

PREFERRED SECURITY 0.7%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,518

	Principal Amount (000s)

Xerox Capital Trust I
8.000% due 02/01/2027		$21,680	22,547

Total Preferred Security (Cost $49,139)			49,065

	# of Contracts

PURCHASED CALL OPTIONS 0.0%

90-Day Eurodollar June Futures (CME)
Strike @ $94.875 Exp. 04/13/2006		2,750	52

Total Purchased Call Options (Cost $257)			52

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$24,400	192

Total Purchased Put Options (Cost $385)			192

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (l) 6.3%

Commercial Paper 3.7%
Danske Corp.
4.710% due 06/02/2006		54,300	53,842
Federal Home Loan Bank
4.630% due 04/03/2006		33,571	33,571
Freddie Mac
4.650% due 04/03/2006		24,429	24,429
UBS Finance Delaware LLC
4.530% due 05/24/2006		156,700	155,694

			267,536

Tri-Party Repurchase Agreements 0.9%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $64,490. Repurchase proceeds are $63,247.)		63,224	63,224

Belgium Treasury Bills 0.1%

2.459% due 04/13/2006-06/15/2006 (b)	EC	6,260	7,554

France Treasury Bills 0.2%

2.364% due 04/06/2006-08/03/2006 (b)		13,850	16,762

Germany Treasury Bills 0.6%

2.554% due 07/12/2006		34,350	41,410

Netherlands Treasury Bills 0.4%

2.409% due 04/28/2006		26,800	32,423

U.S. Treasury Bills 0.4%

4.496% due 06/01/2006- 06/15/2006 (b)(f)(h)		$29,005	28,756

Total Short-Term Instruments (Cost $457,305)			457,665

Total Investments (a) 100.4% (Cost $7,199,573)			$7,347,509

Written Options (j) (0.0%) (Premiums $5,548)			(2,544)

Other Assets and Liabilities (Net) (0.4%)			(28,549)

Net Assets 100.0%			$7,316,416

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $198,194 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Security becomes interest bearing at a future date.
(d)	Security is in default.
(e)	Payment in-kind bond security.
(f)	Securities with an aggregate market value of $2,227 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Non-income producing security.

122  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(h)	Securities with an aggregate market value of $15,607 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	11,991	$(13,506)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	66	(79)

				$(13,585)

(i)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2006	$6,500	$30
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%	03/20/2007	5,000	47
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	195
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	57
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	24
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	64
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	46
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	33
Bear Stearns & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.810%	12/20/2010	3,525	72
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%	03/20/2007	5,000	10
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	26
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	12,000	46
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	14
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%	12/20/2006	3,000	24
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	3
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	87
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	6,175	124
Credit Suisse First Boston	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.700%	12/20/2010	7,000	112
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	(1)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	5,900	168
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	32
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	8
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(190)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	19
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%	03/20/2007	3,000	70
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,600	59
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,500	57
J.P. Morgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500)%	03/20/2007	3,000	(7)
Lehman Brothers, Inc.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.750%	06/20/2006	7,400	14
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	5,000	(42)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(36)
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%	03/20/2011	3,000	59
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%	06/20/2011	5,000	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,000	23
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	134
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	111
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	80
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	121
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	8
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	94
Royal Bank of Scotland PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	12/20/2006	2,000	36
Royal Bank of Scotland PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%	03/20/2007	5,000	26
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%	12/20/2006	1,775	29
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(1,927)

						$(32)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  123

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

(j)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	10,608	$3,079	$166
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	5,897	1,448	1,566
Put - CBOT U.S. Treasury 10-Year Note June Futures		106.000	05/26/2006	953	235	536

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$24,400	178	65

					$4,940	$2,333

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.500%	06/02/2006	$56,800	$318	$211
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	56,800	290	0

							$608	$211

(k)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,063	$21,144	0.29%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,479	21,565	0.29
Ferrellgas Partners LP	7.080%	08/01/2006	01/28/2003	4,991	4,999	0.07
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,533	14,265	0.20
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002	11,078	10,967	0.15
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,861	7,647	0.11
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001	20,012	19,991	0.27
Rocky River Realty	8.810%	04/14/2007	11/22/2000	934	939	0.01
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,957	10,109	0.14
Wilmington Trust Co. - Tucson Electric	10.210%	01/01/2009	06/29/1993	201	204	0.00
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995	7,638	8,002	0.11

				$117,747	$119,832	1.64%

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	2,936	05/2006	$48	$0	$48
Sell	EC	266,479	04/2006	261	(716)	(455)
Buy	JY	8,669,090	05/2006	225	0	225

				$534	$(716)	$(182)

124  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 76.0%

Banking & Finance 33.6%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$202
Allstate Corp.
7.200% due 12/01/2009	200	212
American International Group, Inc.
2.875% due 05/15/2008	300	286
5.050% due 10/01/2015	200	191
Archstone-Smith Trust
7.900% due 02/15/2016	25	28
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	51
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	100	100
Bank of America Corp.
5.150% due 09/06/2007	175	176
3.875% due 01/15/2008	50	49
4.750% due 08/01/2015	500	471
Bank One Corp.
7.600% due 05/01/2007	60	61
9.875% due 03/01/2009	50	56
5.250% due 01/30/2013	100	98
Bank One N.A.
5.190% due 10/01/2007	100	100
BB&T Corp.
6.500% due 08/01/2011	30	32
Bear Stearns Cos., Inc.
5.700% due 01/15/2007	300	301
5.700% due 11/15/2014	200	200
BNP Paribas
5.186% due 06/29/2049	400	376
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	238
CIT Group, Inc.
5.000% due 12/19/2007	200	200
7.750% due 04/02/2012	240	265
Citigroup Capital
7.750% due 12/01/2036	500	523
Citigroup, Inc.
4.900% due 06/04/2007	135	135
6.000% due 02/21/2012	190	195
5.625% due 08/27/2012	400	403
5.000% due 09/15/2014	200	192
Commonwealth Bank of Australia
6.024% due 03/29/2049	250	244
Fleet National Bank
5.750% due 01/15/2009	175	177
Ford Motor Credit Co.
6.500% due 01/25/2007	270	269
5.700% due 01/15/2010	100	89
General Electric Capital Corp.
7.875% due 12/01/2006	10	10
4.995% due 06/22/2007	100	100
4.714% due 10/21/2010	500	501
5.450% due 01/15/2013	350	350
5.000% due 01/08/2016	100	96
6.750% due 03/15/2032	500	559
General Motors Acceptance Corp.
6.875% due 09/15/2011	50	47
Goldman Sachs Group LP
4.500% due 06/15/2010	250	241
Goldman Sachs Group, Inc.
5.025% due 12/22/2008	200	200
6.600% due 01/15/2012	100	105
5.250% due 10/15/2013	300	293
6.125% due 02/15/2033	100	100
HBOS Capital Funding LP
6.071% due 06/30/2049	300	300
HBOS PLC
5.920% due 09/29/2049	100	97
HSBC Capital Funding LP
4.610% due 06/27/2049	900	829
4.610% due 12/29/2049	530	488
HSBC Finance Corp.
4.125% due 03/11/2008	200	196
4.125% due 12/15/2008	100	97
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	144
International Lease Finance Corp.
5.750% due 10/15/2006	98	98
4.875% due 09/01/2010	150	146
JPMorgan Chase & Co.
5.750% due 10/15/2008	100	101
7.125% due 06/15/2009	100	105
6.625% due 03/15/2012	350	368
5.125% due 09/15/2014	100	96
4.750% due 03/01/2015	300	283
KFW International Finance
5.750% due 01/15/2008	30	30
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	150	150
6.625% due 01/18/2012	30	32
4.800% due 03/13/2014	300	285
MBNA America Bank N.A.
6.500% due 06/20/2006	250	251
7.125% due 11/15/2012	145	158
Merrill Lynch & Co., Inc.
4.730% due 04/26/2007	70	70
4.860% due 08/22/2008	300	300
4.930% due 02/05/2010	300	301
4.250% due 02/08/2010	100	96
Metlife, Inc.
5.250% due 12/01/2006	300	300
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	151
Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	109
Morgan Stanley
6.600% due 04/01/2012	100	105
5.300% due 03/01/2013	325	318
4.750% due 04/01/2014	400	374
5.375% due 10/15/2015	250	243
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	248
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	216
Preferred Term Securities XII
5.470% due 03/24/2034	100	99
Prudential Financial, Inc.
4.104% due 11/15/2006	30	30
5.040% due 06/13/2008	100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	257
Rabobank Capital Funding II
5.260% due 12/29/2049	50	48
Rabobank Capital Funding Trust
5.254% due 12/31/2016	300	284
RBS Capital Trust I
5.512% due 09/29/2049	790	763
Resona Bank Ltd.
5.850% due 09/29/2049	100	97
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	314
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	292
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	97
VTB Capital S.A.
5.680% due 09/21/2007	200	200
Wachovia Bank N.A.
7.800% due 08/18/2010	30	33
5.000% due 08/15/2015	300	284
Wells Fargo & Co.
4.668% due 01/12/2011	200	200
Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

		18,736

Industrials 26.0%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	101
American Airlines, Inc.
6.978% due 04/01/2011	100	103
7.858% due 10/01/2011	100	106
Barrick Gold Corp.
5.800% due 11/15/2034	100	93
Barrick Gold Finance Co.
4.875% due 11/15/2014	100	94
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32
Canadian National Railway Co.
4.400% due 03/15/2013	80	75
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	99
5.850% due 02/01/2035	200	190
CBS Corp.
5.625% due 08/15/2012	500	492
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167
Chesapeake Energy Corp.
7.500% due 06/15/2014	200	210
7.000% due 08/15/2014	23	24
6.375% due 06/15/2015	100	99
Cisco Systems, Inc.
4.850% due 02/20/2009	60	60
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	95
Clorox Co.
5.025% due 12/14/2007	30	30
Comcast Cable Communications
6.750% due 01/30/2011	300	312
8.875% due 05/01/2017	35	42
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	113
Comcast Corp.
5.850% due 01/15/2010	200	201
5.300% due 01/15/2014	100	95
5.900% due 03/15/2016	100	98
7.050% due 03/15/2033	100	103
Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	101
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	99
Cox Communications, Inc.
5.450% due 12/14/2007	100	101
7.750% due 11/01/2010	130	139
6.750% due 03/15/2011	100	103
7.125% due 10/01/2012	100	105
4.625% due 06/01/2013	160	146
CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	200	201
7.300% due 01/15/2012	100	106
DaVita, Inc.
6.625% due 03/15/2013	100	100
Delhaize America, Inc.
8.125% due 04/15/2011	250	271
Delta Air Lines, Inc.
7.379% due 05/18/2010	51	51
7.570% due 11/18/2010	100	100

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  125

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

	Principal Amount (000s)	Value (000s)
DR Horton, Inc.
5.625% due 09/15/2014	$200	$189
Duke Energy Field Services LLC
5.375% due 10/15/2015	100	96
EnCana Corp.
4.750% due 10/15/2013	100	95
Enterprise Products Operating LP
5.000% due 03/01/2015	200	186
Fund American Cos., Inc.
5.875% due 05/15/2013	100	98
Gazprom International S.A.
7.201% due 02/01/2020	100	105
Georgia-Pacific Corp.
8.125% due 05/15/2011	100	104
Halliburton Co.
6.000% due 08/01/2006	200	200
Harrah’s Operating Co., Inc.
5.625% due 06/01/2015	200	192
HCA, Inc.
6.950% due 05/01/2012	200	203
Hilton Hotels Corp.
8.250% due 02/15/2011	230	250
Historic TW, Inc.
8.110% due 08/15/2006	100	101
HJ Heinz Co.
6.428% due 12/01/2020	200	204
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	99
International Business Machines Corp.
8.375% due 11/01/2019	30	37
International Paper Co.
6.750% due 09/01/2011	300	312
JC Penney Corp., Inc.
8.000% due 03/01/2010	100	108
7.125% due 11/15/2023	50	54
JetBlue Airways Corp.
9.160% due 03/15/2008	76	77
KB Home
6.375% due 08/15/2011	100	99
5.750% due 02/01/2014	100	92
7.250% due 06/15/2018	100	99
Kern River Funding Corp.
4.893% due 04/30/2018	70	68
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	350	373
5.000% due 12/15/2013	200	190
Kroger Co.
5.500% due 02/01/2013	200	195
Lamar Media Corp.
6.625% due 08/15/2015	100	100
MGM Mirage
6.625% due 07/15/2015	100	99
Motorola, Inc.
7.600% due 01/01/2007	200	203
Newmont Mining Corp.
5.875% due 04/01/2035	100	94
News America Holdings, Inc.
9.250% due 02/01/2013	400	472
Oracle Corp. & Ozark Holding, Inc.
5.000% due 01/15/2011	150	147
Packaging Corp. of America
5.750% due 08/01/2013	100	97
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	283
Petrobras International Finance Co.
9.750% due 07/06/2011	150	177
Phelps Dodge Corp.
9.500% due 06/01/2031	200	260
Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	191
Plum Creek Timberlands LP
5.875% due 11/15/2015	200	196
Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	104
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	100	104
Safeway, Inc.
5.315% due 03/27/2009	200	200
4.950% due 08/16/2010	100	97
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	109
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	62	65
Time Warner, Inc.
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	525
7.700% due 05/01/2032	100	110
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34
Transocean, Inc.
7.500% due 04/15/2031	100	119
Tyson Foods, Inc.
6.600% due 04/01/2016	200	198
United Airlines, Inc.
10.125% due 03/22/2015 (b)	100	54
USX Corp.
6.850% due 03/01/2008	30	31
Vale Overseas Ltd.
6.250% due 01/11/2016	100	99
Valero Energy Corp.
6.125% due 04/15/2007	100	101
3.500% due 04/01/2009	100	95
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31
Walt Disney Co.
6.375% due 03/01/2012	100	104
Waste Management, Inc.
7.000% due 10/15/2006	250	252
7.100% due 08/01/2026	10	11
WellPoint, Inc.
4.250% due 12/15/2009	100	96
Weyerhaeuser Co.
6.125% due 03/15/2007	38	38
Williams Cos., Inc.
6.375% due 10/01/2010	100	99
Wyeth
4.375% due 03/01/2008	100	98
Wynn Las Vegas LLC
6.625% due 12/01/2014	100	98
XTO Energy, Inc.
7.500% due 04/15/2012	100	109
6.250% due 04/15/2013	100	104
6.100% due 04/01/2036	100	98
Yum! Brands, Inc.
8.875% due 04/15/2011	275	310

		14,505

Utilities 16.4%

Appalachian Power Co.
3.600% due 05/15/2008	100	96
AT&T Corp.
9.050% due 11/15/2011	447	484
9.750% due 11/15/2031	200	240
AT&T, Inc.
5.100% due 09/15/2014	300	285
BellSouth Corp.
5.200% due 09/15/2014	300	287
5.200% due 12/15/2016	100	94
British Telecommunications PLC
8.375% due 12/15/2010	100	112
Cingular Wireless LLC
6.500% due 12/15/2011	50	52
Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106
Consumers Energy Co.
5.000% due 02/15/2012	100	96
5.375% due 04/15/2013	100	98
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	360
Duke Energy Corp.
6.250% due 01/15/2012	130	134
6.450% due 10/15/2032	200	205
Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	144
4.875% due 11/01/2011	100	95
Entergy Louisiana LLC
5.560% due 09/01/2015	50	48
Exelon Corp.
5.625% due 06/15/2035	200	182
FirstEnergy Corp.
6.450% due 11/15/2011	100	104
Florida Power Corp.
5.141% due 11/14/2008	50	50
France Telecom S.A.
7.750% due 03/01/2011	230	251
GTE South, Inc.
6.125% due 06/15/2007	30	30
Indianapolis Power & Light
6.300% due 07/01/2013	150	153
Kinder Morgan, Inc.
6.500% due 09/01/2012	40	41
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	206
Nextel Communications, Inc.
7.375% due 08/01/2015	100	105
Niagara Mohawk Power Corp.
7.750% due 05/15/2006	30	30
7.750% due 10/01/2008	30	32
Nisource Finance Corp.
7.875% due 11/15/2010	100	109
Ohio Edison Co.
5.647% due 06/15/2009	100	100
5.450% due 05/01/2015	100	98
Pacific Gas & Electric Co
6.050% due 03/01/2034	300	295
PNPP II Funding Corp.
8.510% due 11/30/2006	31	31
PPL Capital Funding Trust I
4.330% due 03/01/2009	200	192
Progress Energy, Inc.
7.100% due 03/01/2011	200	212
6.850% due 04/15/2012	200	211
PSEG Power LLC
6.950% due 06/01/2012	200	212
8.625% due 04/15/2031	100	127
Qwest Corp.
7.090% due 06/15/2013	100	110
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	49	48
Sierra Pacific Power Co.
6.000% due 05/15/2016	200	198
Southern California Edison Co.
5.000% due 01/15/2014	200	193
Sprint Capital Corp.
6.000% due 01/15/2007	40	40
8.375% due 03/15/2012	500	566
6.875% due 11/15/2028	100	103
System Energy Resources, Inc.
4.875% due 10/01/2007	100	99
TECO Energy, Inc.
6.750% due 05/01/2015	200	207
Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	188
5.250% due 11/15/2013	100	95
Telus Corp.
8.000% due 06/01/2011	30	33

126  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
Time Warner Telecom Holdings, Inc.
8.749% due 02/15/2011		$100	$103
TXU Energy Co. LLC
7.000% due 03/15/2013		200	209
Verizon Communications, Inc.
5.350% due 02/15/2011		200	198
Verizon Global Funding Corp.
7.375% due 09/01/2012		300	325
7.750% due 12/01/2030		200	222
Verizon New England, Inc.
6.500% due 09/15/2011		200	203
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	200
Virginia Electric & Power Co.
5.375% due 02/01/2007		80	80
Vodafone Group PLC
3.950% due 01/30/2008		30	29
7.750% due 02/15/2010		30	32

			9,188

Total Corporate Bonds & Notes (Cost $43,455)			42,429

U.S. GOVERNMENT AGENCIES 7.8%

Fannie Mae
5.500% due 04/12/2036-05/11/2036 (c)		4,500	4,393

Total U.S. Government Agencies (Cost $4,412)			4,393

SOVEREIGN ISSUES 2.6%

Brazilian Government International Bond
5.250% due 04/15/2009		41	41
5.250% due 04/15/2012		38	38
8.000% due 01/15/2018		126	137
Croatia Government International Bond
5.625% due 07/31/2010		31	31
Korea Development Bank
4.750% due 07/20/2009		300	293
Mexico Government International Bond
8.375% due 01/14/2011		270	300
8.300% due 08/15/2031		80	97
Panama Government International Bond
9.625% due 02/08/2011		100	116
Russia Government International Bond
10.000% due 06/26/2007		83	88
5.000% due 03/31/2030		150	165
South Africa Government International Bond
9.125% due 05/19/2009		30	33
7.375% due 04/25/2012		90	98

Total Sovereign Issues (Cost $1,393)			1,437

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 0.8%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	146
France Telecom S.A.
6.750% due 03/14/2008		90	115
HSBC Holdings PLC
5.375% due 12/20/2012		60	79
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	45
Rogers Wireless, Inc.
7.625% due 12/15/2011		50	46

Total Foreign Currency-Denominated Issues (Cost $417)			431

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 03/19/2007		45	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$200	2
Strike @ JY115.000 Exp. 05/26/2006		100	1

Total Purchased Put Options (Cost $5)			3

	Shares

CONVERTIBLE PREFERRED STOCK 0.2%

Metlife, Inc.
6.375% due 08/15/2008		4,000	108

Total Convertible Preferred Stock (Cost $100)			108

PREFERRED STOCK 0.2%

Goldman Sachs Group, Inc.
5.060% due 12/31/2049		4,000	103

Total Preferred Stock (Cost $100)			103

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 18.5%

Commercial Paper 5.5%

Danske Corp.
4.700% due 06/01/2006		$500	496
DnB NORBank ASA
4.650% due 06/08/2006		1,200	1,189
HBOS Treasury Services PLC
4.670% due 05/23/2006		300	298
Nordea N.A., Inc.
4.650% due 05/15/2006		1,000	995
UBS Finance Delaware LLC
4.440% due 04/28/2006		100	100

			3,078

Repurchase Agreement 2.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,396. Repurchase proceeds are $1,368.)		1,367	1,367

France Treasury Bills 6.1%

2.429% due 05/04/2006- 06/15/2006 (c)	EC	2,840	3,430

Netherlands Treasury Bills 0.1%

2.461% due 04/28/2006		50	60

Spain Treasury Bills 3.9%

1.010% due 06/23/2006		1,810	2,181

U.S. Treasury Bills 0.4%

4.496% due 06/15/2006 (d)		$240	238

Total Short-Term Instruments (Cost $10,305)			10,354

Total Investments (a) 106.1% (Cost $60,187)			$59,258

Written Options (f) (0.0%) (Premiums $28)			(27)

Other Assets and Liabilities (Net) (6.1%)			(3,397)

Net Assets 100.0%			$55,834

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $153 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $238 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	72	$(25)
90-Day Eurodollar June Futures	Long	06/2007	30	(39)
90-Day Eurodollar September Futures	Long	09/2007	85	(64)
90-Day Eurodollar September Futures	Short	09/2008	50	21
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	21	(77)

				$(184)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  127

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$2
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$5,800	(77)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		400	8
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,000	18
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		500	(23)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,540	73
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	4
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(64)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		1,000	(58)

							$(117)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	4
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	2
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	200	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	298	2
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	0
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	200	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	190	1
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	1
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	0.200%	09/20/2006	250	0
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.450% due 07/16/2031	Buy	(3.700)%	12/20/2006	200	2
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	9
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	4.450%	12/20/2006	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250)%	03/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	1
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%	06/20/2010	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	400	(2)
Morgan Stanley Dean Witter & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%	03/20/2011	300	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.150%	06/20/2006	500	4

						$28

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$113.000	05/26/2006	15	$3	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures		112.000	05/26/2006	30	8	1
Call - CBOT U.S. Treasury 10-Year Note June Futures		111.000	05/26/2006	15	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	30	7	8
Put - CBOT U.S. Treasury 10-Year Note June Futures		106.000	05/26/2006	30	7	17

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$100	1	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	200	1	1

					$28	$27

128  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(g)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	58	07/2006	$1	$0	$1
Buy		51	08/2006	0	0	0
Sell	C$	100	05/2006	0	0	0
Buy	CP	14,495	07/2006	0	0	0
Buy		13,000	08/2006	0	0	0
Buy	EC	34	04/2006	0	0	0
Sell		4,755	04/2006	12	(7)	5
Buy	JY	66,158	05/2006	2	0	2
Buy	KW	21,900	07/2006	0	0	0
Buy		8,246	08/2006	0	0	0
Buy		35,969	09/2006	0	0	0
Buy	MP	370	08/2006	0	(1)	(1)
Buy		339	09/2006	0	(1)	(1)
Buy	PN	35	05/2006	0	0	0
Buy		83	08/2006	0	(1)	(1)
Buy		35	09/2006	0	0	0
Buy	PZ	111	05/2006	0	0	0
Buy		34	09/2006	0	0	0
Buy	RP	1,109	08/2006	0	0	0
Buy		911	09/2006	0	0	0
Buy	RR	286	07/2006	0	0	0
Buy		200	08/2006	0	0	0
Buy		1,007	09/2006	0	0	0
Buy	S$	17	07/2006	0	0	0
Buy		53	08/2006	0	0	0
Buy		18	09/2006	0	0	0
Buy	SR	153	05/2006	0	0	0
Buy	SV	834	08/2006	0	0	0
Buy		1,432	09/2006	0	0	0
Buy	T$	241	08/2006	0	0	0
Buy		335	09/2006	0	0	0

				$15	$(10)	$5

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  129

Schedule of Investments

Long-Term U.S. Government Fund

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.6%

Banking & Finance 3.9%

Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$100
Allstate Life Global Funding Trusts
4.683% due 01/25/2008	2,200	2,203
Bayerische Landesbank
6.625% due 06/25/2007	250	253
Citigroup, Inc.
4.707% due 01/30/2009	13,800	13,806
General Electric Capital Corp.
4.880% due 03/04/2008	10,000	10,009
Goldman Sachs Group, Inc.
5.265% due 06/28/2010	2,300	2,312
HSBC Finance Corp.
5.040% due 09/15/2008	15,000	15,048
Inter-American Development Bank
6.625% due 03/07/2007	340	345
JPMorgan Chase & Co.
5.250% due 05/30/2007	50	50
Lehman Brothers Holdings, Inc.
4.713% due 01/23/2009	9,200	9,206
Morgan Stanley
5.800% due 04/01/2007	100	101
4.830% due 02/09/2009	8,000	8,013
Postal Square LP
6.500% due 06/15/2022	1,641	1,712
Pricoa Global Funding I
4.280% due 01/25/2008	2,200	2,203
U.S. Trade Funding Corp.
4.260% due 11/15/2014	7,622	7,362
Wells Fargo & Co.
5.125% due 02/15/2007	250	250
5.000% due 03/23/2010	10,800	10,811

		83,784

Industrials 1.3%

DaimlerChrysler N.A. Holding Corp.
5.330% due 03/13/2009	11,800	11,812
Wal-Mart Stores, Inc.
5.250% due 09/01/2035	17,600	16,022

		27,834

Utilities 0.4%

GTE Corp.
7.510% due 04/01/2009	100	105
Verizon Global Funding Corp.
4.879% due 08/15/2007	9,500	9,503

		9,608

Total Corporate Bonds & Notes (Cost $122,772)		121,226

MUNICIPAL BONDS & NOTES 0.9%

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,172
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,126
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	412
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,239
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	664
Irving, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2003
5.000% due 02/15/2031	1,515	1,558
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,155
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,740
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,052

Total Municipal Bonds & Notes (Cost $17,394)		18,118

U.S. GOVERNMENT AGENCIES 33.5%

Fannie Mae
0.000% due 03/25/2009 (c)	532	499
4.231% due 11/01/2034	1,425	1,408
4.500% due 10/25/2023-10/01/2035 (f)	217,521	200,582
4.520% due 07/01/2035	1,638	1,618
4.691% due 11/28/2035	325	325
4.818% due 03/01/2044	3,094	3,102
4.868% due 09/25/2035	7,187	7,192
4.898% due 07/25/2035	9,400	9,409
4.908% due 09/25/2035	15,000	15,015
4.976% due 03/18/2031	1,591	1,594
5.000% due 11/25/2015-04/25/2035 (f)	19,007	17,801
5.122% due 04/01/2028	185	187
5.160% due 10/01/2024	348	345
5.418% due 10/25/2017	361	365
5.470% due 08/01/2026	20	20
5.500% due 01/01/2033-08/25/2035 (f)	19,008	18,431
5.519% due 11/01/2023	528	537
5.718% due 04/25/2032	310	316
5.800% due 02/09/2026	15,000	14,710
5.840% due 05/01/2025	76	78
6.000% due 05/17/2027	1,854	1,871
6.049% due 02/01/2028	45	46
6.250% due 12/25/2013	7	7
6.469% due 10/01/2024	7	7
6.500% due 11/25/2023-01/25/2024 (f)	642	664
6.531% due 12/01/2027	263	270
6.625% due 11/15/2030	25,000	29,427
6.750% due 06/25/2032	5,120	5,201
6.900% due 05/25/2023	376	378
6.950% due 07/25/2020	117	120
7.000% due 06/25/2022-05/18/2027 (f)	4,809	4,970
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	54	56
9.000% due 08/01/2021-06/01/2027 (f)	162	176
14.600% due 09/25/2007 (b)	0	1
1,197.968% due 08/25/2007 (b)	0	2
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	18,825
5.125% due 07/09/2029	675	655
5.150% due 03/25/2020	1,000	970
5.750% due 12/07/2028	500	525
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,358
3.875% due 10/23/2006	24,000	23,839
5.120% due 01/10/2013	6,500	6,347
5.500% due 04/17/2006	12,000	12,002
Federal Housing Administration
3.000% due 11/25/2019	414	414
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	1,872	1,869
7.430% due 10/01/2022-06/01/2024 (f)	1,376	1,388
Freddie Mac
0.000% due 12/11/2025 (c)	34,600	11,957
3.750% due 11/15/2006	50,000	49,591
3.880% due 10/25/2023	147	146
4.375% due 11/16/2007	10,000	9,891
4.500% due 05/15/2025-07/15/2035 (f)	19,450	15,895
4.750% due 01/19/2016	25,500	24,665
4.818% due 10/25/2044	23,574	23,722
5.000% due 06/15/2013-09/15/2035 (f)	26,658	23,714
5.018% due 07/25/2044	6,629	6,663
5.125% due 04/18/2011	27,000	26,987
5.249% due 06/15/2030-12/15/2032 (f)	1,116	1,132
5.297% due 06/01/2022	12	12
5.299% due 06/15/2031	380	385
5.345% due 10/01/2026	64	65
5.400% due 03/17/2021	20,000	19,486
5.500% due 06/15/2034-06/15/2035 (f)	7,651	6,962
5.625% due 11/23/2035	21,800	21,002
5.902% due 09/01/2027	170	169
5.952% due 01/01/2028	66	68
6.000% due 04/15/2034	6,357	6,178
6.003% due 01/01/2028	325	332
6.250% due 09/15/2023	5,000	5,072
6.500% due 11/15/2008 (b)	75	4
6.500% due 05/01/2022-10/25/2043 (f)	3,282	3,343
6.823% due 12/01/2024	66	67
7.000% due 12/15/2023 (b)	59	7
7.000% due 09/01/2007-01/15/2024 (f)	854	875
7.511% due 02/01/2028	330	333
Government National Mortgage Association
4.375% due 02/20/2017-05/20/2030 (f)	3,272	3,287
4.500% due 03/20/2021	27	27
4.750% due 09/20/2017-09/20/2026 (f)	917	924
5.000% due 09/20/2035	24,834	20,713
5.125% due 12/20/2017-11/20/2027 (f)	564	569
5.500% due 02/20/2033	2,000	1,962
5.726% due 03/20/2031	2,216	2,249
6.000% due 08/20/2033	2,349	2,336
7.000% due 03/16/2029	407	417
Small Business Administration
5.240% due 08/01/2023	6,920	6,835
Tennessee Valley Authority
5.375% due 04/01/2056	7,100	7,000

Total U.S. Government Agencies (Cost $740,566)		722,985

U.S. TREASURY OBLIGATIONS 60.2%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	37,050	37,458
2.375% due 01/15/2025	27,985	28,133
2.000% due 01/15/2026	40,966	38,835
U.S. Treasury Bonds
7.250% due 05/15/2016	123,000	145,505
8.000% due 11/15/2021	100,000	131,391
6.250% due 08/15/2023	237,700	269,660
6.000% due 02/15/2026	297,950	332,540
5.250% due 11/15/2028	80,900	83,093
4.500% due 02/15/2036	245,800	230,706

Total U.S. Treasury Obligations (Cost $1,331,055)		1,297,321

130  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
MORTGAGE-BACKED SECURITIES 6.3%

Banc of America Funding Corp.
4.627% due 02/20/2036	$10,727	$10,551
Banc of America Mortgage Securities
5.474% due 10/20/2032	841	840
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033	268	267
5.369% due 04/25/2033	725	719
4.883% due 01/25/2034	827	815
4.750% due 10/25/2035	13,885	13,610
Bear Stearns Mortgage Securities, Inc.
4.517% due 06/25/2030	99	101
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/2020	4,100	4,102
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,735	5,087
5.028% due 05/25/2035	4,003	4,009
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 03/25/2035	5,902	5,935
5.108% due 04/25/2035	1,946	1,956
5.158% due 06/25/2035	3,367	3,380
CS First Boston Mortgage Securities Corp.
5.368% due 04/25/2033	257	258
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	529	531
Freddie Mac
7.275% due 07/25/2011	2,414	2,397
GS Mortgage Securities Corp.
4.270% due 11/15/2015	90	90
Harborview Mortgage Loan Trust
4.996% due 05/19/2035	3,547	3,554
Impac CMB Trust
5.249% due 09/25/2034	4,469	4,320
5.068% due 10/25/2035	17,805	17,837
MASTR Asset Securitization Trust
5.500% due 09/25/2033	851	827
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	11,120	10,952
Residential Accredit Loans, Inc.
5.218% due 01/25/2033	360	362
5.218% due 03/25/2033	898	900
Sequoia Mortgage Trust
5.116% due 06/20/2032	1,097	1,099
5.126% due 07/20/2033	3,012	3,029
Structured Adjustable Rate Mortgage Loan Trust
0.000% due 08/25/2035	14,000	14,026
Structured Asset Mortgage Investments, Inc.
5.196% due 10/19/2033	967	971
Structured Asset Securities Corp.
6.250% due 01/25/2032	20	20
Washington Mutual, Inc.
5.088% due 12/25/2027	2,257	2,257
4.359% due 05/25/2041	1,023	1,027
5.151% due 06/25/2042	518	521
5.128% due 01/25/2045	5,356	5,381
5.048% due 04/25/2045	2,897	2,898
5.108% due 10/25/2045	4,705	4,730
4.751% due 02/25/2046	5,453	5,460

Total Mortgage-Backed Securities (Cost $135,514)		134,819

ASSET-BACKED SECURITIES 7.6%

AAA Trust
4.681% due 11/26/2035	1,414	1,416
ACE Securities Corp.
4.928% due 10/25/2035	12,511	12,521
4.898% due 02/25/2036	1,880	1,881
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	489	490
4.898% due 03/25/2036	1,368	1,369
Amortizing Residential Collateral Trust
5.108% due 07/25/2032	23	23
Argent Securities, Inc.
4.938% due 10/25/2035	6,020	6,025
4.918% due 11/25/2035	2,289	2,291
Asset-Backed Funding Certificates
4.928% due 06/25/2035	7,451	7,455
Bayview Financial Acquisition Trust
5.271% due 05/28/2034	701	702
Bear Stearns Asset-Backed Securities, Inc.
4.993% due 06/25/2031	143	143
5.028% due 07/25/2031	2,724	2,727
5.028% due 09/25/2031	1,402	1,404
5.148% due 10/25/2032	330	330
5.018% due 09/25/2034	2,711	2,714
5.068% due 06/25/2035	1,075	1,076
5.088% due 09/25/2035	4,649	4,652
5.318% due 11/25/2042	2,217	2,224
Carrington Mortgage Loan Trust
4.908% due 05/25/2035	682	683
Centex Home Equity
4.888% due 03/25/2035	1,022	1,023
Chase Funding Mortgage Loan Asset-Backed Certificates
5.318% due 10/25/2031	297	297
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	230	230
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035	4,680	4,683
Countrywide Asset-Backed Certificates
5.158% due 05/25/2033	1,377	1,379
4.918% due 01/25/2036	4,730	4,734
5.008% due 01/25/2036	1,800	1,801
4.765% due 02/25/2036	2,566	2,567
CS First Boston Mortgage Securities Corp.
5.068% due 01/25/2043	4,291	4,292
FBR Securitization Trust
4.928% due 10/25/2035	2,718	2,720
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 03/25/2034	171	171
First NLC Trust
4.928% due 09/25/2035	1,403	1,404
Fremont Home Loan Trust
5.048% due 11/25/2034	677	677
4.918% due 06/25/2035	21	20
GSAMP Trust
4.938% due 12/25/2035	1,705	1,706
GSR Mortgage Loan Trust
4.918% due 11/25/2030	2,622	2,623
Home Equity Asset Trust
4.928% due 02/25/2036	5,072	5,076
Home Equity Mortgage Trust
4.695% due 05/25/2036	939	939
4.785% due 05/25/2036	5,084	5,088
Household Mortgage Loan Trust
5.076% due 05/20/2032	1,016	1,017
IXIS Real Estate Capital Trust
4.968% due 09/25/2035	3,000	3,002
LA Arena Funding LLC
7.656% due 12/15/2026	89	94
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034	7,486	7,495
MBNA Credit Card Master Note Trust
5.249% due 03/15/2010	3,900	3,925
Merrill Lynch Mortgage Investors, Inc.
4.918% due 06/25/2036	6,070	6,073
4.975% due 06/25/2036	10,000	9,996
Nelnet Student Loan Trust
4.750% due 08/23/2011	2,000	2,002
Novastar Home Equity Loan
5.378% due 01/25/2031	17	17
NPF XII, Inc.
2.240% due 10/01/2003 (e)	3,000	186
Option One Mortgage Loan Trust
4.291% due 11/25/2035	5,280	5,284
Park Place Securities, Inc.
4.898% due 06/25/2035	781	782
Renaissance Home Equity Loan Trust
4.968% due 11/25/2035	1,031	1,032
Residential Asset Mortgage Products, Inc.
4.988% due 06/25/2024	350	351
4.928% due 05/25/2025	1,302	1,303
5.158% due 11/25/2033	1,021	1,022
4.918% due 03/25/2035	2,999	3,002
Residential Asset Securities Corp.
4.928% due 04/25/2025	1,321	1,322
5.088% due 04/25/2032	588	589
SACO I, Inc.
4.928% due 11/25/2020	3,259	3,261
5.198% due 11/25/2035	4,052	4,055
5.088% due 12/25/2035	1,056	1,057
SLM Student Loan Trust
4.653% due 04/25/2014	1,015	1,016
SMS Student Loan Trust
5.262% due 10/27/2025	613	614
Soundview Home Equity Loan Trust
4.928% due 05/25/2035	987	987
4.918% due 07/25/2035	1,090	1,090
4.918% due 12/25/2035	1,776	1,777
Structured Asset Securities Corp.
4.898% due 01/25/2035	751	751
4.908% due 02/25/2035	857	858
4.918% due 08/25/2035	3,961	3,964
Terwin Mortgage Trust
4.998% due 07/25/2036	4,537	4,544

Total Asset-Backed Securities (Cost $166,274)		164,024

SOVEREIGN ISSUES 0.8%

Overseas Private Investment Corp.
2.360% due 08/15/2007	938	929
3.800% due 08/15/2007	9,130	10,317
5.140% due 08/15/2007	2,074	2,044
4.736% due 03/15/2022	4,300	4,078

Total Sovereign Issues (Cost $17,383)		17,368

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	1,127	7
Strike @ $92.750 Exp. 12/18/2006	2,495	16
Strike @ $92.500 Exp. 12/18/2006	250	2
90-Day Eurodollar June Futures (CME)
Strike @ $94.625 Exp. 06/19/2006	4,828	151
Strike @ $94.375 Exp. 06/19/2006	2,000	12
U.S. Treasury 30-Year Bonds June Futures (CBOT)
Strike @ $100.000 Exp. 05/26/2006	160	2

Total Purchased Put Options (Cost $147)		190

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  131

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 4.2%

Commercial Paper 2.6%

Countrywide Bank N.A.
4.750% due 09/15/2006	$6,500	$6,500
Freddie Mac
4.650% due 04/03/2006	49,000	49,000

		55,500

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $5,929. Repurchase proceeds are $5,811.)	5,809	5,809

U.S. Treasury Bills 1.4%

4.503% due 06/01/2006-06/15/2006 (f)(g)(h)(i)	30,180	29,879

Total Short-Term Instruments (Cost $91,218)		91,188

Total Investments (a) 119.1% (Cost $2,622,323)		$2,567,239

Written Options (k) (0.1%) (Premiums $2,221)		(2,373)

Other Assets and Liabilities (Net) (19.0%)		(408,540)

Net Assets 100.0%		$2,156,326

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $40,143 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Principal only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security is in default.
(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(g)	Securities with an aggregate market value of $5,694 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(h)	Securities with an aggregate market value of $6,434 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(i)	Securities with an aggregate market value of $17,751 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	8,485	$(9,744)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	2,797	(1,817)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	5,570	(19,121)
U.S. Treasury 5-Year Note Futures	Long	06/2006	206	(163)

				$(30,845)

(j)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$26,200	$(538)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	260,000	(3,391)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	7,000	(108)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	68,000	(1,586)

						$(5,623)

132  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(k)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	460	$200	$7
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	1,391	597	1,269
Put - CME 90-Day Eurodollar June Futures	95.000	06/19/2006	328	163	180

				$960	$1,456

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$53
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	171
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	111
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	340	358
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	53
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	171

							$1,261	$917

(l)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	4.500%	04/12/2036	$208,500	$193,221	$192,341
Fannie Mae	6.000%	04/12/2036	67,000	67,173	67,000
U.S. Treasury Bond	5.375%	02/15/2031	354,400	383,831	376,446
U.S. Treasury Note	4.250%	01/15/2011	311,200	304,132	306,501
U.S. Treasury Note	4.500%	02/15/2016	77,700	76,001	76,144

				$1,024,358	$1,018,432

*	Market value includes $6,747 of interest payable on short sales.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  133

Schedule of Investments

Low Duration Fund

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.7%

Banking & Finance 5.9%

American General Finance Corp.
4.980% due 03/23/2007	$8,700	$8,706
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	2,700	2,677
Bear Stearns Cos., Inc.
4.890% due 03/08/2007	81,250	81,315
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	147
CIT Group, Inc.
5.160% due 09/20/2007	9,200	9,233
4.984% due 05/23/2008	9,200	9,228
Citigroup, Inc.
4.740% due 11/01/2007	3,600	3,605
4.730% due 05/02/2008	33,000	33,034
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	5,312
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,051
7.100% due 03/15/2007	6,700	6,808
Ford Motor Credit Co.
7.750% due 02/15/2007	13,700	13,494
5.880% due 03/21/2007	3,759	3,704
7.200% due 06/15/2007	4,600	4,541
General Electric Capital Corp.
2.750% due 09/25/2006	200	198
4.905% due 01/15/2008	22,700	22,733
General Motors Acceptance Corp.
6.125% due 09/15/2006	3,940	3,922
7.430% due 12/01/2021	156	157
Golden West Financial Corp.
5.500% due 08/08/2006	700	701
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	27,600	27,613
4.669% due 10/05/2007	3,000	3,008
4.810% due 11/10/2008	31,800	31,831
5.025% due 12/22/2008	36,400	36,432
HSBC Bank USA N.A.
4.710% due 07/28/2008	22,400	22,428
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	7,863
HSBC Finance Corp.
5.030% due 10/04/2007	48,200	48,254
5.040% due 09/15/2008	16,600	16,654
International Lease Finance Corp.
3.125% due 05/03/2007	300	293
John Deere Capital Corp.
4.860% due 08/24/2006	12,700	12,705
4.500% due 08/25/2008	900	884
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	29,970	30,011
Merrill Lynch & Co., Inc.
4.765% due 07/27/2007	7,200	7,214
Morgan Stanley
4.725% due 01/18/2008	12,100	12,124
4.830% due 02/09/2009	8,500	8,514
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (j)	42,600	42,600
Phoenix Quake Ltd.
7.440% due 07/03/2008	6,500	6,604
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008	3,000	2,705
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	6,400	6,486
Pricoa Global Funding I
4.970% due 09/12/2008	10,000	10,012
4.890% due 03/03/2009	22,000	22,009
Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,364
Putnam CBO I Ltd.
5.049% due 06/12/2009	749	756
Royal Bank of Scotland Group PLC
4.664% due 07/21/2008	28,600	28,620
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	68,300	68,370
Vita Capital Ltd.
6.340% due 01/01/2007	3,800	3,803
Wachovia Corp.
4.710% due 10/28/2008	21,900	21,923

		717,646

Industrials 1.7%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,062
7.650% due 07/01/2008	7,500	7,841
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	13,800	13,804
5.100% due 03/07/2007	25,600	25,616
5.360% due 09/10/2007	10,500	10,534
4.050% due 06/04/2008	80	78
Devon Energy Corp.
2.750% due 08/01/2006	10,400	10,311
El Paso Corp.
6.500% due 05/15/2006	6,350	6,366
7.625% due 09/01/2008	1,075	1,102
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	12,298
HCA, Inc.
8.850% due 01/01/2007	1,200	1,232
5.250% due 11/06/2008	3,450	3,408
Historic TW, Inc.
8.110% due 08/15/2006	3,400	3,432
8.180% due 08/15/2007	5,000	5,179
Kroger Co.
7.625% due 09/15/2006	2,250	2,271
7.800% due 08/15/2007	955	984
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	46,470	46,506
Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,723
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,848
Time Warner, Inc.
6.125% due 04/15/2006	5,500	5,501
Tyco International Group S.A.
5.800% due 08/01/2006	5,600	5,607

		200,703

Utilities 1.1%

American Electric Power Co., Inc.
6.125% due 05/15/2006	17,631	17,646
BellSouth Corp.
4.258% due 04/26/2021	20,175	20,163
Dominion Resources, Inc.
5.049% due 05/15/2006	4,500	4,500
3.660% due 11/15/2006	6,705	6,636
5.265% due 09/28/2007	10,755	10,769
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,605
Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,602
Southern California Edison Co.
4.767% due 02/02/2009	20,470	20,484
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,547
TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,584

		131,536

Total Corporate Bonds & Notes (Cost $1,068,635)		1,049,885

U.S. GOVERNMENT AGENCIES 25.9%

Fannie Mae
0.950% due 03/25/2009 (d)	1,091	12
3.998% due 11/01/2017	47	47
4.000% due 05/01/2011	302	289
4.234% due 04/01/2034	6,019	5,909
4.250% due 07/01/2017-05/25/2033 (c)	13,655	13,094
4.285% due 04/26/2035	4,176	4,177
4.362% due 03/01/2035	12,561	12,426
4.440% due 08/01/2017-07/01/2018 (c)	25	25
4.467% due 12/01/2017	34	34
4.500% due 06/01/2011-08/01/2035 (c)	48,045	46,106
4.540% due 06/01/2017	26	26
4.557% due 02/01/2028	16	16
4.560% due 09/01/2035	19,750	19,515
4.564% due 01/01/2021	42	41
4.603% due 01/01/2028	117	117
4.673% due 05/01/2035	15,658	15,380
4.675% due 07/01/2035	17,315	17,028
4.676% due 07/01/2035	21,853	21,466
4.727% due 03/01/2035	3,444	3,417
4.730% due 01/01/2035	24,235	23,887
4.810% due 09/22/2006	57,600	57,598
4.818% due 07/01/2042	34,154	34,268
4.858% due 07/25/2035	5,417	5,421
4.868% due 09/25/2035-09/01/2041 (c)	81,471	81,916
4.884% due 04/01/2018	1,588	1,589
4.908% due 07/25/2017	813	822
4.926% due 10/01/2035	10,371	10,180
4.997% due 12/01/2023	51	51
5.000% due 12/01/2013-05/11/2036 (c)	1,501,722	1,465,582
5.018% due 10/01/2030-11/01/2039 (c)	3,116	3,148
5.155% due 11/01/2017	102	102
5.168% due 03/25/2044	1,592	1,594
5.218% due 05/25/2031-06/25/2032 (c)	4,241	4,246
5.379% due 06/01/2022	13	13
5.420% due 11/01/2018	5	5
5.444% due 04/25/2022	27	28
5.467% due 09/01/2032	3,561	3,567
5.500% due 10/01/2008-04/12/2036 (c)	462,356	453,300
5.725% due 11/01/2027	171	175
5.755% due 07/01/2017	86	87
5.794% due 04/01/2024	368	377
6.000% due 03/01/2009-04/12/2036 (c)	93,595	94,870
6.049% due 02/01/2028	600	617
6.109% due 10/01/2024	434	444
6.170% due 01/01/2024	17	18
6.273% due 08/01/2029	1,604	1,624
6.284% due 07/01/2023	98	100
6.500% due 03/25/2009 (d)	259	17
6.500% due 06/01/2008-12/25/2042 (c)	35,157	36,227
6.661% due 01/01/2024	342	350
7.000% due 01/01/2008-01/01/2032 (c)	10,938	11,072
7.500% due 02/01/2013	8	8
8.000% due 12/25/2021-11/01/2031 (c)	5,465	5,832
8.500% due 02/01/2017-04/01/2025 (c)	300	320
8.800% due 01/25/2019	145	154
9.000% due 03/25/2021-01/01/2025 (c)	546	586
9.250% due 10/25/2018	9	10
9.500% due 03/25/2020-11/01/2025 (c)	1,319	1,439

134  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
10.000% due 10/01/2009-05/01/2022 (c)	$100	$103
10.500% due 07/01/2014-12/01/2024 (c)	9	10
11.000% due 11/01/2020	8	9
11.250% due 10/01/2015	9	10
11.500% due 11/01/2019-02/01/2020 (c)	10	11
11.750% due 02/01/2016	12	13
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	4	4
15.500% due 10/01/2012-12/01/2012 (c)	1	1
15.750% due 12/01/2011	5	6
16.000% due 09/01/2012-12/01/2012 (c)	3	3
256.000% due 11/01/2008 (d)	1	2
Federal Home Loan Bank
0.000% due 02/05/2007	11,100	10,291
2.250% due 05/15/2006	90	90
Federal Housing Administration
7.421% due 11/01/2019	39	39
7.430% due 10/01/2020-11/01/2025 (c)	10,132	10,217
Freddie Mac
3.000% due 02/15/2023	4,602	4,535
4.000% due 09/15/2015 (d)	5,075	660
4.000% due 01/15/2024	300	291
4.375% due 03/01/2017	60	60
4.500% due 06/01/2018	58	55
4.718% due 06/01/2035	77,210	75,239
4.719% due 08/01/2035	125,628	123,504
4.738% due 08/15/2032	1,232	1,237
4.807% due 02/01/2020	529	528
4.827% due 08/01/2035	33,841	33,561
4.921% due 07/01/2035	32,553	32,166
5.000% due 04/15/2016-07/15/2024 (c)	86,147	85,348
5.078% due 08/25/2031	8,730	8,777
5.098% due 09/25/2031	15,962	15,970
5.099% due 12/15/2030	21,456	21,541
5.149% due 06/15/2018	7,151	7,159
5.199% due 11/15/2030	19	19
5.500% due 02/15/2014-07/15/2034 (c)	40,300	40,176
5.532% due 07/01/2018	86	88
5.700% due 10/15/2020	93	93
5.701% due 12/01/2022	91	93
5.750% due 03/15/2021	62	62
5.792% due 06/01/2024	126	128
5.798% due 09/01/2023	42	43
5.875% due 01/01/2017	9	9
5.892% due 11/01/2022	425	433
5.903% due 10/01/2023	264	270
5.960% due 10/01/2027	73	74
5.990% due 01/01/2024	472	482
6.000% due 06/01/2006-01/01/2033 (c)	23,263	23,550
6.057% due 11/01/2023	49	50
6.415% due 01/01/2024	180	185
6.500% due 08/15/2011-07/25/2043 (c)	94,531	95,986
6.625% due 02/01/2023	8	8
6.710% due 03/01/2024	19	19
7.000% due 01/01/2030-04/01/2032 (c)	125	130
7.500% due 07/15/2030	1,030	1,050
8.000% due 07/01/2006-12/01/2024 (c)	529	556
8.250% due 10/01/2007-01/01/2009 (c)	3	3
8.500% due 01/01/2007-11/01/2025 (c)	1,249	1,346
9.000% due 12/15/2020-08/01/2022 (c)	567	593
9.500% due 03/01/2010-09/01/2021 (c)	161	165
9.750% due 11/01/2008	53	55
10.000% due 03/01/2016-05/15/2020 (c)	77	79
10.500% due 10/01/2010-02/01/2016 (c)	4	5
10.750% due 09/01/2009-08/01/2011 (c)	23	24
11.500% due 10/01/2015-01/01/2016 (c)	8	8
11.750% due 08/01/2015	1	1
14.000% due 09/01/2012-04/01/2016 (c)	2	2
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011-12/01/2011 (c)	1	1
Government National Mortgage Association
4.000% due 07/16/2027-02/20/2032 (c)	25,015	24,884
4.375% due 04/20/2016-05/20/2030 (c)	11,605	11,681
4.500% due 07/20/2030-03/20/2031 (c)	515	519
4.625% due 03/20/2019	45	45
4.750% due 08/20/2022-07/20/2027 (c)	6,856	6,899
5.125% due 10/20/2023-12/20/2027 (c)	5,312	5,345
5.301% due 12/16/2025	261	264
6.000% due 01/15/2029-10/15/2032 (c)	403	408
6.500% due 09/15/2032-05/15/2034 (c)	94	98
7.000% due 03/15/2011-10/15/2011 (c)	27	27
7.500% due 02/15/2007-09/15/2031 (c)	353	372
8.000% due 11/15/2006-06/20/2031 (c)	3,592	3,814
8.500% due 12/15/2021-08/15/2030 (c)	122	132
9.000% due 03/15/2017-11/15/2030 (c)	434	473
9.500% due 10/15/2016-06/15/2025 (c)	31	34
9.750% due 08/15/2017	23	25
10.000% due 10/15/2013-11/15/2020 (c)	9	10
10.500% due 11/15/2019-02/15/2021 (c)	3	3
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	7	8
11.750% due 08/15/2013	5	5
12.000% due 06/20/2015	1	2
13.000% due 10/15/2013	4	5
13.500% due 05/15/2011-11/15/2012 (c)	9	9
16.000% due 02/15/2012	8	10
Small Business Administration
7.640% due 03/10/2010	424	446

Total U.S. Government Agencies (Cost $3,180,635)		3,113,522

MORTGAGE-BACKED SECURITIES 13.6%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	77,962	76,382
4.390% due 02/25/2045	25,360	24,688
4.440% due 02/25/2045	74,235	72,343
Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043	4,391	4,334
Banc of America Funding Corp.
4.115% due 05/25/2035	330,988	320,578
Banc of America Mortgage Securities
6.500% due 10/25/2031	13,722	13,835
5.446% due 10/20/2032	2,403	2,402
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030	289	289
5.346% due 01/25/2033	4,923	4,907
5.619% due 01/25/2033	2,667	2,652
5.062% due 03/25/2033	14,091	14,028
5.450% due 03/25/2033	29,634	29,262
4.815% due 01/25/2034	24,260	23,909
4.625% due 10/25/2035	71,687	69,828
4.750% due 10/25/2035	91,627	88,760
4.799% due 11/25/2035	124,122	122,336
Bear Stearns Alt-A Trust
5.312% due 03/25/2035	50,319	49,573
5.415% due 05/25/2035	52,755	52,774
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019	10	10
5.750% due 02/25/2033	1,033	1,031
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	13,170	13,217
Countrywide Home Loan Mortgage Pass-Through Trust
5.108% due 04/25/2035	11,176	11,203
5.250% due 11/20/2035	43,565	43,099
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	11,686	11,750
5.148% due 03/25/2032	5,821	5,821
6.173% due 06/25/2032	751	749
5.679% due 10/25/2032	1,297	1,295
5.368% due 08/25/2033	319	320
4.938% due 12/15/2040	21,111	20,925
DLJ Acceptance Trust
11.000% due 08/01/2019	115	124
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	205
Drexel Burnham Lambert CMO Trust
5.380% due 05/01/2016	5	5
First Horizon Alternative Mortgage Securities
4.754% due 06/25/2034	28,977	28,527
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2,442	2,426
4.541% due 09/25/2035	124,598	121,818
4.547% due 09/25/2035	18,288	18,038
Impac CMB Trust
5.068% due 01/25/2034	15,357	15,375
Imperial Savings Association
8.428% due 02/25/2018	72	72
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	21	22
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	27,314	27,122
Mastr Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	11,819	11,128
3.787% due 12/21/2034	11,129	11,061
MASTR Asset Securitization Trust
5.500% due 09/25/2033	29,655	28,830
Mellon Residential Funding Corp.
4.354% due 07/25/2029	1,571	1,575
4.989% due 06/15/2030	35,555	35,508
Merrill Lynch Mortgage Investors, Inc.
4.495% due 02/25/2035	40,348	39,299
Nationslink Funding Corp.
5.048% due 11/10/2030	511	513
Prime Mortgage Trust
5.218% due 02/25/2019	2,636	2,641
5.218% due 02/25/2034	10,892	10,928
Prudential-Bache CMO Trust
8.400% due 03/20/2021	411	411

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  135

Schedule of Investments (Cont.)

Low Duration Fund

	Principal Amount (000s)		Value (000s)
RAAC Series
5.000% due 09/25/2034		$3,240	$3,187
Resecuritization Mortgage Trust
5.068% due 04/26/2021		270	262
Salomon Brothers Mortgage Securities
8.000% due 09/25/2030		35	35
Sears Mortgage Securities
12.000% due 02/25/2014		13	13
Sequoia Mortgage Trust
5.076% due 08/20/2032		11,930	11,943
SLH Mortgage Trust
9.600% due 03/25/2021		173	172
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,008	1,006
5.106% due 09/19/2032		20,042	20,074
5.098% due 02/25/2036		10,477	10,472
Structured Asset Securities Corp.
6.250% due 01/25/2032		915	913
6.150% due 07/25/2032		954	970
Torrens Trust
5.009% due 07/15/2031		1,198	1,199
Vendee Mortgage Trust
6.500% due 05/15/2029		43,754	44,372
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033		510	508
6.094% due 02/25/2033		1,517	1,519
Washington Mutual, Inc.
4.816% due 10/25/2032		121	120
4.597% due 02/27/2034		16,764	16,460
5.108% due 06/25/2042		19,149	19,262
5.018% due 08/25/2042		13,445	13,317
5.108% due 10/25/2045		16,185	16,272
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		41,961	41,573

Total Mortgage-Backed Securities (Cost $1,668,353)			1,641,577

ASSET-BACKED SECURITIES 8.0%

AAA Trust
4.918% due 04/25/2035		20,015	20,052
Accredited Mortgage Loan Trust
4.918% due 07/25/2035		3,648	3,650
ACE Securities Corp.
4.928% due 10/25/2035		102,762	102,845
Aegis Asset-Backed Securities Trust
4.938% due 03/25/2035		888	889
Amortizing Residential Collateral Trust
5.108% due 07/25/2032		744	741
Argent Securities, Inc.
4.938% due 10/25/2035		24,292	24,310
4.958% due 12/25/2035		71,803	71,857
Asset-Backed Securities Corp. Home Equity
5.269% due 06/15/2031		7	7
4.918% due 07/25/2035		8,665	8,671
Bear Stearns Asset-Backed Securities, Inc.
5.018% due 09/25/2034		12,586	12,602
5.268% due 03/25/2043		9,653	9,676
Carrington Mortgage Loan Trust
4.908% due 05/25/2035		6,852	6,857
4.898% due 06/25/2035		6,362	6,366
Chase Funding Mortgage Loan Asset-Backed Certificates
5.138% due 11/25/2031		4,619	4,622
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033		4,657	4,668
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		7,475	7,481
4.928% due 09/25/2035		27,318	27,338
Community Program Loan Trust
4.500% due 10/01/2018		6,662	6,528
Countrywide Asset-Backed Certificates
4.908% due 03/25/2035		1,584	1,585
4.938% due 03/25/2035		7,675	7,680
4.898% due 06/25/2035		12,195	12,204
4.908% due 07/25/2035		9,730	9,737
4.918% due 08/25/2035		28,149	28,170
4.898% due 10/25/2035		43,419	43,451
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032		207	207
Equity One ABS, Inc.
5.098% due 11/25/2032		11,217	11,240
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		2,500	2,502
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		18,651	18,665
First NLC Trust
4.928% due 09/25/2035		16,278	16,289
4.928% due 12/25/2035		14,808	14,818
First USA Credit Card Master Trust
4.838% due 01/12/2009		12,895	12,905
Fremont Home Loan Trust
4.928% due 06/25/2035		3,955	3,957
4.908% due 01/25/2036		25,694	25,714
GSAMP Trust
4.928% due 01/25/2036		23,395	23,411
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033		15,217	15,270
Household Mortgage Loan Trust
5.076% due 05/20/2032		2,164	2,165
IXIS Real Estate Capital Trust
4.898% due 09/25/2035		7,742	7,747
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		34,040	34,067
4.908% due 01/25/2036		29,547	29,566
Metris Master Trust
5.096% due 11/20/2009		20,400	20,420
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		73	74
Nelnet Student Loan Trust
4.653% due 01/25/2016		2,674	2,676
New Century Home Equity Loan Trust
4.928% due 09/25/2035		42,595	42,627
Ocwen Mortgage Loan Asset-Backed Certificates
5.245% due 10/25/2029		12	12
Option One Mortgage Loan Trust
4.918% due 08/25/2035		26,122	26,142
Park Place Securities, Inc.
4.928% due 08/25/2035		26,221	26,243
Quest Trust
4.898% due 12/25/2035		14,649	14,660
Renaissance Home Equity Loan Trust
5.168% due 08/25/2032		931	935
Residential Asset Mortgage Products, Inc.
4.948% due 05/25/2027		3,116	3,118
Residential Asset Securities Corp.
5.048% due 06/25/2031		8	8
SACO I, Inc.
4.928% due 09/25/2035		41,573	41,597
SLM Student Loan Trust
4.960% due 03/15/2013		6,270	6,273
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		6,249	6,253
4.918% due 07/25/2035		4,359	4,362
4.928% due 11/25/2035		54,353	54,393
4.918% due 12/25/2035		14,919	14,930
Structured Asset Securities Corp.
5.108% due 01/25/2033		754	757
4.918% due 08/25/2035		23,767	23,784
Wachovia Auto Owner Trust
4.820% due 02/20/2009		35,500	35,431
WMC Mortgage Loan Pass-Through Certificates
5.429% due 05/15/2030		437	437

Total Asset-Backed Securities (Cost $964,716)			965,642

SOVEREIGN ISSUES 1.0%

Brazilian Government International Bond
5.188% due 04/15/2006		7,232	7,169
5.250% due 04/15/2009		27,302	27,310
5.250% due 04/15/2012		7,494	7,509
8.000% due 01/15/2018		23,100	25,087
Korea Development Bank
5.050% due 11/22/2012		2,200	2,204
Panama Government International Bond
9.375% due 07/23/2012		480	559
Peru Government International Bond
9.125% due 02/21/2012		400	454
Russia Government International Bond
10.000% due 06/26/2007		19,800	20,885
8.250% due 03/31/2010		24,800	26,293

Total Sovereign Issues (Cost $115,587)			117,470

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.0%

JSG Holding PLC
5.716% due 11/29/2014	EC	843	1,039
5.876% due 11/29/2014		651	800
5.886% due 11/29/2014		489	602
5.904% due 11/29/2014		434	533
5.971% due 11/29/2014		1,583	1,949

Total Foreign Currency-Denominated Issues (Cost $4,745)			4,923

	Notional Amount (000s)

PURCHASED CALL OPTIONS (k) 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	57,300	39
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$153,000	2
Strike @ 4.500% Exp. 04/06/2006		208,700	0
Strike @ 4.750% Exp. 05/02/2006		503,000	1
Strike @ 4.750% Exp. 08/07/2006		587,000	197
Strike @ 4.500% Exp. 08/07/2006		326,000	22
Strike @ 4.750% Exp. 08/08/2006		175,000	60
Strike @ 4.500% Exp. 10/04/2006		217,000	43
Strike @ 4.500% Exp. 10/04/2006		160,000	37
Strike @ 4.250% Exp. 10/11/2006		240,000	15
Strike @ 4.250% Exp. 10/12/2006		235,000	15
Strike @ 4.500% Exp. 10/18/2006		449,000	126
Strike @ 4.250% Exp. 10/19/2006		75,000	6
Strike @ 4.250% Exp. 10/24/2006		132,000	11
Strike @ 4.250% Exp. 10/25/2006		317,000	26
Strike @ 4.800% Exp. 12/22/2006		375,000	586

136  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Notional Amount (000s)	Value (000s)
Strike @ 5.000% Exp. 03/08/2007	$365,000	$1,272
Strike @ 5.000% Exp. 03/08/2007	184,000	641

Total Purchased Call Options (Cost $17,773)		3,099

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	6,470	41
Strike @ $92.000 Exp. 12/18/2006	6,062	38
Strike @ $92.750 Exp. 12/18/2006	3,750	23
Strike @ $92.500 Exp. 12/18/2006	2,875	18
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	26,527	166
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006	15,311	96

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006	$11,500	70
Strike @ JY115.000 Exp. 05/26/2006	38,900	306
Strike @ JY116.000 Exp. 05/26/2006	26,600	266
Strike @ JY115.000 Exp. 05/26/2006	18,600	154

Total Purchased Put Options (Cost $2,118)		1,178

	Shares

PREFERRED STOCK 0.9%

DG Funding Trust
6.777% due 12/31/2049	9,632	102,189
Home Ownership Funding Corp.
13.331% due 12/31/2049	8,625	2,068

Total Preferred Stock (Cost $107,332)		104,257

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 38.1%

Certificates of Deposit 4.0%

Barclays Bank PLC
4.530% due 01/29/2007	$125,400	125,383
Citibank New York N.A.
4.720% due 05/17/2006	200,000	200,000
4.820% due 06/07/2006	150,000	150,000

		475,383

Commercial Paper 25.5%

ANZ National (Int’l) Ltd.
4.490% due 04/12/2006	7,000	6,992
ASB Bank Ltd.
4.630% due 05/10/2006	300	299
4.795% due 06/14/2006	300	297
Bank of America Corp.
4.450% due 04/12/2006	25,000	24,972
4.415% due 04/13/2006	100,000	99,877
4.760% due 06/06/2006	100,000	99,103
Bank of Ireland
4.610% due 05/08/2006	4,300	4,281
4.680% due 05/23/2006	5,100	5,067
4.770% due 06/08/2006	500	495
4.760% due 06/09/2006	100,000	99,061
Barclays U.S. Funding Corp.
4.540% due 04/18/2006	500	499
4.645% due 05/15/2006	4,000	3,978
4.675% due 05/23/2006	6,000	5,961
BNP Paribas Finance
4.850% due 04/03/2006	300	300
4.450% due 04/10/2006	3,900	3,897
4.480% due 04/20/2006	9,100	9,081
4.660% due 05/22/2006	400	397
Caisse d’Amortissement de la Dette Sociale
4.540% due 05/24/2006	57,300	56,931
Carolina Power & Light Co.
4.560% due 04/21/2006	22,800	22,748
CBA (de) Finance
4.430% due 04/07/2006	1,900	1,899
4.440% due 04/10/2006	5,600	5,595
4.660% due 05/22/2006	2,900	2,882
4.810% due 06/15/2006	19,575	19,375
4.800% due 06/16/2006	10,700	10,589
4.810% due 06/19/2006	8,900	8,804
Cox Communications, Inc.
4.720% due 07/17/2006	18,100	18,100
Danske Corp.
4.420% due 04/06/2006	2,900	2,899
4.480% due 04/06/2006	4,000	3,998
4.490% due 04/24/2006	4,500	4,488
4.515% due 04/26/2006	1,200	1,197
4.710% due 06/02/2006	2,800	2,776
4.720% due 06/06/2006	300,000	297,309
4.840% due 06/27/2006	25,300	25,000
Dexia Delaware LLC
4.600% due 05/09/2006	1,500	1,493
4.635% due 05/15/2006	3,700	3,680
4.840% due 06/27/2006	1,500	1,482
DnB NORBank ASA
4.500% due 04/05/2006	200	200
4.485% due 04/18/2006	2,200	2,196
4.600% due 04/18/2006	16,200	16,169
4.630% due 04/18/2006	3,700	3,693
4.520% due 04/21/2006	800	798
4.470% due 04/28/2006	2,100	2,093
4.710% due 06/01/2006	3,300	3,275
4.750% due 06/01/2006	2,500	2,481
4.650% due 06/08/2006	10,100	10,007
4.800% due 06/08/2006	800	793
4.755% due 06/13/2006	10,600	10,495
4.790% due 07/10/2006	10,600	10,455
Fannie Mae
4.316% due 04/03/2006	15,900	15,900
4.435% due 04/26/2006	18,800	18,747
4.437% due 04/26/2006	6,500	6,482
4.390% due 05/10/2006	300	299
4.645% due 05/26/2006	2,200	2,185
4.644% due 06/07/2006	1,700	1,685
4.660% due 06/07/2006	3,100	3,072
4.735% due 06/21/2006	12,100	11,966
4.678% due 06/28/2006	5,100	5,039
4.680% due 06/28/2006	1,037	1,025
4.720% due 06/28/2006	3,566	3,523
Federal Home Loan Bank
4.434% due 04/26/2006	12,000	11,964
4.438% due 04/26/2006	144,801	144,390
4.461% due 04/28/2006	32,001	31,900
4.440% due 06/07/2006	7,000	6,936
Florida Power Corp.
4.560% due 04/24/2006	22,800	22,739
4.630% due 04/28/2006	18,900	18,839
ForeningsSparbanken AB
4.420% due 04/04/2006	700	700
4.605% due 05/09/2006	2,400	2,389
4.795% due 06/15/2006	1,300	1,287
Fortis Funding LLC
4.490% due 05/11/2006	300	299
4.810% due 06/22/2006	10,000	9,888
Freddie Mac
4.650% due 04/03/2006	219,300	219,300
4.490% due 05/02/2006	2,500	2,491
4.515% due 05/09/2006	9,200	9,158
4.355% due 05/31/2006	35,000	34,754
4.420% due 06/05/2006	500	496
4.640% due 06/06/2006	3,100	3,072
4.642% due 06/06/2006	22,011	21,814
4.470% due 07/18/2006	1,200	1,182
4.720% due 07/24/2006	1,600	1,575
General Electric Capital Corp.
4.790% due 06/12/2006	14,500	14,358
4.810% due 06/12/2006	650	644
4.870% due 06/29/2006	35,900	35,464
HBOS Treasury Services PLC
4.430% due 04/04/2006	300	300
4.610% due 05/08/2006	800	796
4.610% due 05/09/2006	900	896
4.630% due 05/15/2006	1,900	1,890
4.635% due 05/15/2006	4,900	4,873
4.670% due 05/18/2006	6,000	5,965
4.670% due 05/23/2006	3,700	3,676
4.680% due 05/24/2006	70,000	69,536
4.680% due 05/25/2006	100,000	99,324
4.720% due 06/02/2006	50,100	49,678
4.745% due 06/08/2006	7,400	7,332
4.760% due 06/09/2006	6,200	6,142
4.780% due 06/09/2006	9,100	9,015
4.785% due 06/13/2006	8,200	8,118
4.795% due 06/15/2006	8,100	8,017
ING U.S. Funding LLC
4.660% due 04/13/2006	2,850	2,846
4.480% due 04/19/2006	1,000	998
4.500% due 04/21/2006	9,800	9,778
4.640% due 05/02/2006	5,400	5,380
4.710% due 05/02/2006	8,100	8,069
4.600% due 05/08/2006	4,700	4,679
4.730% due 05/15/2006	7,900	7,856
4.690% due 05/25/2006	700	695
4.780% due 06/09/2006	2,400	2,377
4.820% due 06/19/2006	1,500	1,484
4.830% due 06/19/2006	13,600	13,454
IXIS Commercial Paper Corp.
4.660% due 05/22/2006	32,800	32,592
Nordea N.A., Inc.
4.500% due 04/20/2006	1,300	1,297
4.505% due 04/24/2006	500	499
4.550% due 04/25/2006	11,000	10,969
4.600% due 05/08/2006	6,700	6,670
4.650% due 05/15/2006	1,300	1,293
4.740% due 06/02/2006	900	892
Rabobank USA Financial Corp.
4.830% due 04/03/2006	2,100	2,100
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	13,300	13,262
4.650% due 05/17/2006	200	199
4.675% due 05/24/2006	1,400	1,391
4.710% due 05/30/2006	9,100	9,032
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006	18,100	18,084
4.780% due 06/09/2006	4,500	4,458

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  137

Schedule of Investments (Cont.)

Low Duration Fund

	Principal Amount (000s)		Value (000s)
Societe Generale N.A.
4.430% due 04/06/2006		$6,100	$6,098
4.430% due 04/20/2006		12,300	12,274
4.440% due 04/20/2006		4,200	4,191
4.670% due 05/22/2006		1,800	1,789
4.670% due 05/23/2006		1,400	1,391
Spintab AB
4.490% due 04/13/2006		1,700	1,698
4.490% due 04/18/2006		7,300	7,286
4.510% due 04/24/2006		147,300	146,912
4.550% due 04/25/2006		4,100	4,089
4.550% due 04/26/2006		1,300	1,296
4.640% due 05/15/2006		17,900	17,803
4.700% due 05/26/2006		2,300	2,284
4.760% due 06/02/2006		900	892
4.870% due 06/29/2006		500	494
Statens Bostadsfin Bank
4.460% due 04/10/2006		3,200	3,197
4.490% due 04/10/2006		10,000	9,991
4.635% due 04/24/2006		3,000	2,992
Svenska Handelsbanken, Inc.
4.425% due 04/05/2006		1,500	1,500
4.430% due 04/10/2006		4,300	4,296
4.550% due 04/27/2006		9,100	9,072
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		15,000	14,996
UBS Finance Delaware LLC
4.830% due 04/03/2006		95,600	95,600
4.430% due 04/10/2006		1,100	1,099
4.440% due 04/10/2006		1,600	1,599
4.480% due 04/20/2006		2,500	2,495
4.640% due 05/08/2006		1,400	1,394
4.660% due 05/22/2006		3,700	3,677
4.670% due 05/23/2006		1,300	1,292
Unicredit Delaware, Inc.
4.680% due 05/23/2006		122,000	121,207
4.800% due 06/15/2006		7,175	7,102
Westpac Capital Corp.
4.620% due 05/08/2006		80,900	80,537
4.700% due 05/23/2006		2,850	2,831
4.730% due 06/05/2006		170,000	168,497
4.780% due 06/05/2006		7,000	6,938
Westpac Trust Securities NZ Ltd.
4.425% due 04/04/2006		500	500
4.420% due 04/21/2006		5,665	5,652
4.520% due 04/25/2006		50,000	49,862
4.660% due 06/08/2006		45,500	45,079
World Bank
4.610% due 04/03/2006		200,000	200,000

			3,069,833

Repurchase Agreement 0.0%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.500% - 4.750% due 02/28/2011 - 03/31/2011 valued at $5,246. Repurchase proceeds are $5,102.)		5,100	5,100

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $21,271. Repurchase proceeds are $20,861.)		20,853	20,853

France Treasury Bills 4.9%

2.666% due 04/20/2006 - 07/20/2006 (c)	EC	487,160	589,069

Germany Treasury Bills 1.8%

2.656% due 08/16/2006 - 09/13/2006 (c)		118,730	217,740

Netherlands Treasury Bills 0.6%

0.4956% due 06/30/2006	EC	59,600	$71,836

Spain Treasury Bills 0.3%

0.000% due 06/23/2006		31,320	37,733

U.S. Treasury Bills 0.8%

4.502% due 06/01/2006 - 06/15/2006 (c)(e)(f)		$98,455	97,494

Total Short-Term Instruments (Cost $4,587,941)			4,585,041

Total Investments (a) 96.2% (Cost $11,717,835)			$11,586,594

Written Options (h) (0.2%) (Premiums $30,721)			(24,740)

Other Assets and Liabilities (Net) 4.0%			485,052

Net Assets 100.0%			$12,046,906

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $126,774 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Interest only security.
(e)	Securities with an aggregate market value of $3,961 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $93,286 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	18,956	$(18,442)
90-Day Eurodollar December Futures	Long	12/2007	11,028	(10,078)
90-Day Eurodollar December Futures	Short	12/2008	1,118	517
90-Day Eurodollar June Futures	Long	06/2007	18,298	(19,309)
90-Day Eurodollar June Futures	Short	06/2008	1,118	506
90-Day Eurodollar March Futures	Long	03/2007	32,626	(35,219)
90-Day Eurodollar March Futures	Short	03/2008	1,118	506
90-Day Eurodollar September Futures	Long	09/2007	12,268	(11,705)
90-Day Eurodollar September Futures	Short	09/2008	1,118	517
U.S. Treasury 10-Year Note June Futures	Short	06/2006	2,542	2,820
U.S. Treasury 5-Year Note June Futures	Short	06/2006	9,279	5,415

				$(84,472)

138  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(g)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$200	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006	9,300	41
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	5,000	(31)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	8,900	176
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	8,000	163
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,500	33
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,700	(17)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	8,200	32
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	8,600	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	11
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	6,000	43
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,800	(9)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	87
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	39
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	99
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,000	(58)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	12,000	32
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	3,200	(8)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	12,000	(648)
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	10,000	27
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	8,700	29
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	167
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	161
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006	3,200	6
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	85
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	(187)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110)%	10/20/2010	8,000	(306)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,800	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	24
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	(61)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	(435)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	6,000	17
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	10,900	69
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	10,000	66
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	17
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%	03/20/2007	20,000	140
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	6
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	99
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	25

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	181,700	$(1,065)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	(1,127)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	23,900	41
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	37
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$81,900	1,104

							$(1,010)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  139

Schedule of Investments (Cont.)

Low Duration Fund

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	1,835	$361	$115
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	353	82	66
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	1,835	247	487
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	411	199	375
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	12,324	9,676	17,100
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	1,258	1,360	2,430
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	416	232	322

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$11,500	41	20
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	18,600	96	49
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	38,900	284	104

					$12,578	$21,068

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	14,800	$221	$59
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		55,700	265	382
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$32,000	222	8
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		68,900	807	47
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		161,000	2,115	630
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		157,000	1,515	1,243
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		89,300	676	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		216,000	1,372	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		252,000	2,062	238
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		103,000	770	22
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		193,000	1,902	169
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		137,000	967	42
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		101,000	732	22
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		66,000	492	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		140,000	898	30
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		75,000	707	72
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		94,000	1,122	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		79,000	879	626
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		57,000	419	16

								$18,143	$3,672

(i)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$80,000	$(10)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	21,000	(4)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	46,000	(8)

		$(22)

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$42,600	$42,600	0.35%

140  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	9,061	05/2006	$0	$(150)	$(150)
Buy	BR	10,620	07/2006	169	0	169
Sell		6,475	07/2006	0	(73)	(73)
Buy	CP	2,668,560	07/2006	3	(8)	(5)
Sell		2,650,330	07/2006	0	(54)	(54)
Buy		4,220,000	08/2006	80	0	80
Sell		1,494,360	08/2006	0	(31)	(31)
Buy	CY	101,102	03/2007	0	(26)	(26)
Buy	EC	366,105	04/2006	0	(2,328)	(2,328)
Sell		99,102	04/2006	0	(888)	(888)
Sell		942,984	06/2006	0	(3,637)	(3,637)
Buy	JY	13,267,665	05/2006	234	(27)	207
Buy	KW	6,725,700	07/2006	72	0	72
Sell		735,625	07/2006	0	(4)	(4)
Buy		6,297,772	08/2006	0	(26)	(26)
Sell		3,256,100	08/2006	0	(17)	(17)
Buy		8,604,096	09/2006	23	0	23
Sell		8,293,104	09/2006	0	(44)	(44)
Buy	MP	84,800	08/2006	0	(269)	(269)
Sell		70,399	08/2006	0	(59)	(59)
Buy		38,210	09/2006	0	(84)	(84)
Buy	PN	10,780	05/2006	0	(86)	(86)
Buy		12,129	08/2006	0	(100)	(100)
Sell		21,287	08/2006	37	0	37
Buy		11,977	09/2006	0	(50)	(50)
Buy	PZ	20,370	05/2006	0	(91)	(91)
Sell		18,314	05/2006	0	(74)	(74)
Buy		11,547	09/2006	0	(21)	(21)
Buy	RP	144,530	08/2006	0	0	0
Sell		144,530	08/2006	0	(29)	(29)
Buy		234,041	09/2006	25	0	25
Sell		79,415	09/2006	0	(17)	(17)
Buy	RR	87,616	07/2006	33	0	33
Buy		220,890	08/2006	125	0	125
Sell		220,890	08/2006	0	(35)	(35)
Buy		103,963	09/2006	0	(7)	(7)
Buy	S$	5,190	07/2006	9	0	9
Sell		5,215	07/2006	0	(11)	(11)
Buy		14,362	08/2006	67	0	67
Sell		14,362	08/2006	0	(32)	(32)
Buy		5,850	09/2006	15	0	15
Buy	SR	3,304	05/2006	0	(3)	(3)
Sell		4,404	05/2006	0	(15)	(15)
Buy		2,609	08/2006	0	(3)	(3)
Buy	SV	362,436	09/2006	27	(5)	22
Sell		219,269	09/2006	0	(106)	(106)
Buy	T$	176,270	08/2006	0	(37)	(37)
Sell		176,270	08/2006	0	(28)	(28)
Buy		113,438	09/2006	0	(15)	(15)
Sell		113,438	09/2006	0	(19)	(19)

				$919	$(8,509)	$(7,590)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  141

Schedule of Investments

Low Duration Fund II

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.4%

Banking & Finance 7.1%

American General Finance Corp.
4.980% due 03/23/2007	$300	$300
Citigroup, Inc.
5.000% due 12/26/2008	1,400	1,401
General Motors Acceptance Corp.
5.520% due 04/13/2006	6,400	6,396
6.125% due 09/15/2006	600	597
Goldman Sachs Group, Inc.
4.760% due 07/29/2008	900	901
4.944% due 07/23/2009	3,700	3,725
HSBC Finance Corp.
5.040% due 09/15/2008	700	702
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	5,800	5,808
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (f)	1,900	1,900
Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	994
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	3,000	3,003
Toyota Motor Credit Corp.
4.716% due 09/18/2006	5,600	5,601
Wachovia Corp.
4.710% due 10/28/2008	900	901

		32,229

Industrials 2.1%

Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,705
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	4,200	4,205
5.380% due 05/24/2006	500	500

		9,410

Utilities 0.2%

BellSouth Corp.
4.258% due 04/26/2021	900	899

Total Corporate Bonds & Notes (Cost $42,613)		42,538

U.S. GOVERNMENT AGENCIES 33.1%

Fannie Mae
4.486% due 09/01/2028	325	323
4.500% due 09/01/2019-05/01/2020 (b)	1,817	1,739
4.683% due 07/01/2035	980	963
4.691% due 11/28/2035	186	186
4.767% due 01/01/2035	1,044	1,029
4.810% due 09/22/2006	2,300	2,300
4.818% due 07/01/2042	1,397	1,402
4.821% due 12/01/2034	4,997	4,962
4.868% due 09/25/2035-09/01/2041 (b)	3,450	3,468
5.000% due 11/01/2017-08/01/2020 (b)	58,851	57,465
5.006% due 06/01/2035	5,359	5,344
5.018% due 08/01/2030-10/01/2030 (b)	1,113	1,125
5.268% due 10/25/2030	298	301
5.500% due 02/01/2009-04/12/2036 (b)	45,872	44,941
6.000% due 03/01/2016-11/01/2033 (b)	4,684	4,748
6.500% due 09/01/2012-12/25/2042 (b)	580	590
8.000% due 11/25/2023	323	342
9.250% due 10/25/2018	9	10
10.500% due 05/01/2012	137	150
Federal Home Loan Bank
4.200% due 02/05/2007	500	464
Federal Housing Administration
7.430% due 07/01/2024	1,452	1,464
Freddie Mac
4.818% due 02/25/2045	2,261	2,271
4.922% due 07/01/2035	1,257	1,242
5.000% due 11/01/2018-07/15/2024 (b)	4,197	4,140
5.099% due 12/15/2030	949	953
5.149% due 06/15/2018	291	291
5.715% due 07/01/2023	102	104
6.000% due 02/01/2016-09/01/2016 (b)	503	508
6.500% due 07/25/2043	2,614	2,650
8.500% due 06/01/2009-06/01/2025 (b)	26	27
Government National Mortgage Association
4.375% due 04/20/2022-05/20/2027 (b)	1,516	1,521
4.500% due 07/20/2030	676	676
4.750% due 07/20/2023-07/20/2025 (b)	834	840
5.125% due 10/20/2025	715	720
5.276% due 09/20/2030	91	92
7.000% due 11/15/2022	181	189
7.500% due 02/15/2022-03/15/2024 (b)	352	371
7.750% due 01/17/2030	47	47
8.000% due 03/15/2023-05/15/2024 (b)	100	107
9.000% due 07/20/2016-10/15/2030 (b)	188	203

Total U.S. Government Agencies (Cost $153,692)		150,268

MORTGAGE-BACKED SECURITIES 12.4%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,375	3,307
4.390% due 02/25/2045	1,121	1,091
Banc of America Funding Corp.
4.117% due 05/25/2035	14,921	14,451
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033	277	276
5.633% due 02/25/2033	140	140
5.446% due 04/25/2033	1,419	1,401
4.833% due 01/25/2034	896	883
4.750% due 10/25/2035	5,472	5,393
Bear Stearns Alt-A Trust
5.438% due 05/25/2035	2,147	2,148
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	547	549
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,849	1,829
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	704	708
6.247% due 06/25/2032	31	31
5.643% due 10/25/2032	78	78
5.368% due 08/25/2033	655	657
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034	1,244	1,225
GSR Mortgage Loan Trust
3.420% due 06/25/2034	3,666	3,588
4.541% due 09/25/2035	5,473	5,351
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	1,220	1,212
Merrill Lynch Mortgage Investors, Inc.
4.502% due 02/25/2035	1,807	1,760
Nationslink Funding Corp.
5.048% due 11/10/2030	159	159
7.030% due 06/20/2031	23	23
Prime Mortgage Trust
5.218% due 02/25/2019	124	124
5.218% due 02/25/2034	552	554
Salomon Brothers Mortgage Securities
5.871% due 11/25/2022	25	25
Sequoia Mortgage Trust
5.076% due 08/20/2032	671	672
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029	626	624
5.106% due 09/19/2032	1,110	1,112
Structured Asset Securities Corp.
6.150% due 07/25/2032	53	54
Washington Mutual, Inc.
4.816% due 10/25/2032	1,212	1,203
4.597% due 02/27/2034	1,350	1,326
5.151% due 06/25/2042	776	781
5.108% due 10/25/2045	659	662
5.088% due 12/25/2045	1,075	1,078
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,587	1,572

Total Mortgage-Backed Securities (Cost $56,882)		56,047

ASSET-BACKED SECURITIES 8.3%

AAA Trust
4.681% due 11/26/2035	748	750
ACE Securities Corp.
4.928% due 10/25/2035	4,429	4,433
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	1,713	1,714
Amortizing Residential Collateral Trust
5.108% due 07/25/2032	43	43
Argent Securities, Inc.
4.938% due 10/25/2035	1,050	1,051
4.958% due 02/25/2036	315	315
Asset-Backed Securities Corp. Home Equity
5.849% due 03/15/2032	1,200	1,201
4.918% due 07/25/2035	452	452
Bear Stearns Asset-Backed Securities, Inc.
5.018% due 09/25/2034	581	582
5.018% due 06/15/2043	1,052	1,053
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	277	277
Centex Home Equity
4.908% due 06/25/2035	2,483	2,485
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	2,790	2,787
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	267	267
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	399	399
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	392	393
4.898% due 10/25/2035	2,444	2,446
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032	24	24
FBR Securitization Trust
4.928% due 10/25/2035	2,130	2,132
Finance America Mortgage Loan Trust
4.988% due 06/25/2034	111	111
First NLC Trust
4.928% due 09/25/2035	701	702
4.928% due 12/25/2035	752	752
Fremont Home Loan Trust
4.908% due 01/25/2036	1,102	1,103
GSAMP Trust
4.928% due 11/25/2035	999	1,000
GSR Mortgage Loan Trust
4.918% due 11/25/2030	994	995
Household Mortgage Loan Trust
5.076% due 05/20/2032	116	116
Morgan Stanley Asset-Backed Capital
4.998% due 05/25/2034	353	353
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	8	8

142  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust
4.928% due 09/25/2035	$1,876	$1,878
Quest Trust
4.130% due 12/25/2035	746	747
Residential Asset Mortgage Products, Inc.
4.958% due 05/25/2026	64	64
SACO I, Inc.
4.928% due 09/25/2035	1,916	1,917
SLM Student Loan Trust
4.960% due 03/15/2013	233	233
Soundview Home Equity Loan Trust
4.928% due 11/25/2035	2,336	2,338
4.918% due 12/25/2035	710	711
Structured Asset Securities Corp.
5.108% due 01/25/2033	47	48
Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,600	1,597

Total Asset-Backed Securities (Cost $37,461)		37,477

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	7,000	0
Strike @ 4.500% Exp. 04/06/2006	9,100	0
Strike @ 4.750% Exp. 05/02/2006	22,000	0
Strike @ 4.500% Exp. 08/07/2006	12,000	1
Strike @ 4.750% Exp. 08/07/2006	26,000	9
Strike @ 4.750% Exp. 08/08/2006	8,000	3
Strike @ 4.500% Exp. 10/04/2006	16,400	4
Strike @ 4.250% Exp. 10/11/2006	10,000	1
Strike @ 4.250% Exp. 10/12/2006	10,000	1
Strike @ 4.500% Exp. 10/18/2006	20,000	5
Strike @ 4.250% Exp. 10/19/2006	3,000	0
Strike @ 4.250% Exp. 10/24/2006	6,000	0
Strike @ 4.250% Exp. 10/25/2006	14,000	1
Strike @ 4.800% Exp. 12/22/2006	14,000	22
Strike @ 5.000% Exp. 03/08/2007	21,000	73

Total Purchased Call Options (Cost $738)		120

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $ 92.000 Exp. 12/18/2006	557	3
Strike @ $ 92.250 Exp. 12/18/2006	325	2
Strike @ $ 92.500 Exp. 12/18/2006	109	1
Strike @ $ 92.750 Exp. 12/18/2006	110	1
90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 03/19/2007	348	2
90-Day Eurodollar September Futures (CME)
Strike @ $ 92.750 Exp. 09/18/2006	660	4

Total Purchased Put Options (Cost $20)		13

	Shares

PREFERRED STOCK 1.2%

DG Funding Trust
6.777% due 12/31/2049	510	5,411

Total Preferred Stock (Cost $5,100)		5,411

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 31.2%

Certificates of Deposit 2.6%

Citibank New York N.A.
4.720% due 05/17/2006	$12,000	12,000

Commercial Paper 24.3%

Bank of America Corp.
4.685% due 05/24/2006	12,000	11,920
Fannie Mae
4.316% due 04/03/2006	12,600	12,600
Federal Home Loan Bank
4.630% due 04/03/2006	12,600	12,600
Freddie Mac
4.650% due 04/03/2006	23,400	23,400
4.723% due 06/27/2006	36,400	35,968
General Electric Capital Corp.
4.600% due 05/09/2006	1,800	1,792
4.790% due 06/12/2006	12,100	11,982

		110,262

Repurchase Agreements 3.5%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $10,989. Repurchase proceeds are $10,704.)	10,700	10,700
State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,251. Repurchase proceeds are $5,150.)	5,148	5,148

		15,848

U.S. Treasury Bills 0.8%

4.503% due 06/01/2006 - 06/15/2006 (b)(c)	3,590	3,554

Total Short-Term Instruments (Cost $141,697)		141,664

Total Investments (a) 95.6% (Cost $438,203)		$433,538

Written Options (e) (0.2%) (Premiums $ 1,202)		(914)

Other Assets and Liabilities (Net) 4.6%		20,881

Net Assets 100.0%		$453,505

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $6,791 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $3,554 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	595	$(584)
90-Day Eurodollar December Futures	Long	12/2007	402	(364)
90-Day Eurodollar December Futures	Short	12/2008	54	25
90-Day Eurodollar June Futures	Long	06/2007	695	(741)
90-Day Eurodollar June Futures	Short	06/2008	54	24
90-Day Eurodollar March Futures	Long	03/2007	1,382	(1,493)
90-Day Eurodollar March Futures	Short	03/2008	54	24
90-Day Eurodollar September Futures	Long	09/2007	442	(421)
90-Day Eurodollar September Futures	Short	09/2008	54	25
U.S. Treasury 5-Year Note June Futures	Short	06/2006	342	200
U.S. Treasury 10-Year Note June Futures	Short	06/2006	94	119

				$(3,186)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  143

Schedule of Investments (Cont.)

Low Duration Fund II

March 31, 2006

(d)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	$3,300	$44

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$1,900	$39

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(e)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$109.000	05/26/2006	70	$14	$4
Call - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2006	13	3	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	70	9	19
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	18	9	16
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	453	363	630
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	53	57	102
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	18	10	14

				$465	$787

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$1,000	$7	$0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	3,500	41	2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	6,000	79	23
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	6,000	58	48
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	3,900	30	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	9,000	57	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	11,000	90	10
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	4,000	30	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	9,000	89	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	6,000	42	2
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	4,000	29	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	3,000	22	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006	5,000	32	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	3,000	28	3
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	4,000	48	3
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	3,000	22	1

							$737	$127

(f)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$1,900	$1,900	0.42%

144  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

Low Duration Fund III

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 10.0%

Banking & Finance 9.0%

American Express Credit Corp.
4.740% due 12/12/2007	$200	$200
American General Finance Corp.
4.980% due 03/23/2007	100	100
Bear Stearns Cos., Inc.
4.810% due 04/29/2008	900	902
CIT Group, Inc.
4.980% due 11/03/2010	400	401
Citigroup Global Markets Holdings, Inc.
4.890% due 03/07/2008	500	500
Citigroup, Inc.
4.200% due 12/20/2007	400	393
5.000% due 12/26/2008	300	300
Ford Motor Credit Co.
7.750% due 02/15/2007	100	99
5.880% due 03/21/2007	100	99
7.200% due 06/15/2007	100	99
General Electric Capital Corp
4.820% due 05/19/2008	3,000	3,004
General Motors Acceptance Corp.
5.520% due 04/13/2006	1,000	999
Goldman Sachs Group, Inc.
4.669% due 10/05/2007	200	201
4.810% due 11/10/2008	100	100
5.025% due 12/22/2008	300	300
4.944% due 07/23/2009	600	604
HSBC Finance Corp.
4.850% due 02/28/2007	800	801
5.040% due 09/15/2008	100	100
John Deere Capital Corp.
5.045% due 06/28/2006	100	100
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	200	201
Morgan Stanley
4.830% due 02/09/2009	300	301
4.850% due 01/18/2011	400	401
Prudential Financial, Inc.
4.104% due 11/15/2006	200	199
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	300	300
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	400	400
4.990% due 09/19/2008	900	901
Wachovia Corp.
4.710% due 10/28/2008	100	100
Wells Fargo
4.920% due 03/10/2008	1,100	1,101

		13,206

Industrials 0.5%

DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	100	100
5.100% due 11/17/2006	300	300
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	300	300

		700

Utilities 0.5%

Entergy Mississippi, Inc.
4.350% due 04/01/2008	200	195
Progress Energy, Inc.
6.050% due 04/15/2007	500	503

		698

Total Corporate Bonds & Notes (Cost $14,603)		14,604

U.S. GOVERNMENT AGENCIES 27.1%

Fannie Mae
4.285% due 04/26/2035	23	23
4.362% due 03/01/2035	72	71
4.390% due 11/01/2034	220	218
4.482% due 05/01/2035	216	214
4.500% due 02/01/2020 - 08/01/2035 (a)	1,692	1,637
4.575% due 08/01/2029	379	380
4.591% due 11/01/2035	383	379
4.676% due 07/01/2035	178	175
4.810% due 09/22/2006	400	400
4.818% due 07/01/2042	257	257
4.868% due 09/25/2035 - 09/01/2041 (a)	573	576
4.918% due 01/25/2021	2,491	2,486
5.000% due 11/01/2019 - 02/01/2021 (a)	19,537	19,063
5.018% due 09/01/2040	136	138
5.168% due 09/25/2042	432	434
5.218% due 05/25/2031	311	312
5.500% due 01/01/2009 - 04/12/2036 (a)	7,758	7,589
5.616% due 11/01/2035	184	189
5.818% due 02/01/2031	99	99
6.000% due 03/01/2017 - 11/01/2017 (a)	659	668
6.500% due 01/01/2033	32	32
Freddie Mac
4.718% due 06/01/2035	816	795
4.719% due 08/01/2035	846	832
4.818% due 02/25/2045	323	324
4.921% due 07/01/2035	269	266
5.000% due 04/15/2012 - 07/15/2024 (a)	989	980
5.099% due 12/15/2030	127	127
5.149% due 06/15/2018	83	83
5.199% due 11/15/2030	23	24
6.000% due 03/01/2016 - 08/01/2016 (a)	147	149
6.500% due 07/25/2043	321	325
Government National Mortgage Association
4.000% due 07/16/2027 - 02/20/2032 (a)	230	229
4.375% due 06/20/2027 - 05/20/2030 (a)	224	226
8.500% due 10/20/2026	23	25

Total U.S. Government Agencies (Cost $40,325)		39,725

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (b)(d)	125	126

Total U.S. Treasury Obligations (Cost $127)		126

MORTGAGE-BACKED SECURITIES 10.2%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	609	596
4.390% due 02/25/2045	140	136
Banc of America Funding Corp.
4.115% due 05/25/2035	2,825	2,736
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 02/25/2033	27	27
5.619% due 02/25/2033	14	14
5.450% due 03/25/2033	174	171
4.815% due 01/25/2034	138	136
4.750% due 11/25/2035	821	809
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	383	383
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	98	97
4.900% due 12/25/2035	195	194
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	62	62
4.500% due 06/25/2035	1,100	1,080
4.861% due 02/25/2036	1,194	1,198
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	292	289
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	194	192
6.173% due 06/25/2032	4	4
GMAC Mortgage Corp. Loan Trust
5.017% due 11/19/2035	182	181
GSR Mortgage Loan Trust
3.406% due 06/01/2034	521	510
4.540% due 09/25/2035	821	803
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	282	280
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	54	54
Mellon Residential Funding Corp.
5.189% due 12/15/2030	1,139	1,139
Prime Mortgage Trust
5.218% due 02/25/2034	92	93
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	396	391
5.358% due 08/25/2034	496	494
5.288% due 01/25/2035	528	531
4.918% due 04/25/2035	14	14
Structured Asset Mortgage Investments, Inc.
5.098% due 02/25/2035	100	100
Structured Asset Securities Corp.
6.250% due 01/25/2032	25	25
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	92	91
Washington Mutual, Inc.
4.995% due 11/25/2034	744	747
4.814% due 05/25/2041	145	146
5.151% due 06/25/2042	372	374
5.108% due 10/25/2045	94	95
5.088% due 12/26/2045	195	196
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	226	225
4.950% due 03/25/2036	397	393

Total Mortgage-Backed Securities (Cost $15,136)		15,006

ASSET-BACKED SECURITIES 6.3%

AAA Trust
4.918% due 04/25/2035	166	167
ACE Securities Corp.
4.928% due 10/25/2035	622	622
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	367	367
Argent Securities, Inc.
4.938% due 10/25/2035	140	140
4.958% due 12/25/2035	473	473
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	46	46
Centex Home Equity
4.908% due 06/25/2035	448	448
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	400	400
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	89	89
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	65	65
4.898% due 06/25/2035	92	92
4.898% due 10/25/2035	352	352
4.988% due 12/25/2035	280	280

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  145

Schedule of Investments (Cont.)

Low Duration Fund III

	Principal Amount (000s)		Value (000s)
FBR Securitization Trust
4.928% due 10/25/2035		$294	$294
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		19	19
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		171	171
First NLC Trust
4.928% due 09/25/2035		117	117
4.928% due 12/25/2035		150	150
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		272	271
Fremont Home Loan Trust
4.908% due 01/25/2036		254	255
GSAMP Trust
5.108% due 03/25/2034		205	206
4.938% due 12/25/2035		512	512
4.928% due 01/25/2036		167	167
GSR Mortgage Loan Trust
4.918% due 12/25/2030		271	271
Home Equity Mortgage Trust
4.928% due 02/25/2036		144	144
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		186	186
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036		274	275
Metris Master Trust
5.096% due 11/20/2009		200	200
Nissan Auto Lease Trust
2.900% due 08/15/2007		74	74
Option One Mortgage Loan Trust
4.918% due 08/25/2035		193	193
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		84	84
Quest Trust
4.898% due 12/25/2035		124	124
Residential Asset Mortgage Products, Inc.
4.958% due 04/25/2026		11	11
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		169	169
SACO I, Inc.
4.928% due 09/25/2035		307	307
SLM Student Loan Trust
4.960% due 03/15/2013		70	70
4.643% due 07/25/2013		248	248
4.633% due 01/26/2015		283	283
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		55	55
4.918% due 12/25/2035		89	89
Structured Asset Securities Corp.
4.948% due 12/25/2035		496	496
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034		208	209

Total Asset-Backed Securities (Cost $9,186)			9,191

SOVEREIGN ISSUES 0.3%

Brazilian Government International Bond
5.188% due 04/15/2006		50	49
5.250% due 04/15/2009		165	165
10.710% due 06/29/2009		200	232

Total Sovereign Issues (Cost $433)			446

	Notional Amount (000s)
PURCHASED CALL OPTIONS (g) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	500	1
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$2,000	0
Strike @ 4.500% Exp. 04/06/2006		1,300	0
Strike @ 4.750% Exp. 05/02/2006		3,000	0
Strike @ 4.500% Exp. 08/07/2006		3,000	0
Strike @ 4.750% Exp. 08/07/2006		4,000	1
Strike @ 4.250% Exp. 10/12/2006		2,000	0
Strike @ 4.500% Exp. 10/18/2006		3,000	1
Strike @ 4.250% Exp. 10/25/2006		2,000	0
Strike @ 4.800% Exp. 12/22/2006		4,000	6
Strike @ 5.000% Exp. 03/08/2007		7,000	25

Total Purchased Call Options (Cost $120)			34

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		100	1
Strike @ JY115.000 Exp. 05/26/2006		500	4
Strike @ JY116.000 Exp. 05/26/2006		300	3
Strike @ JY115.000 Exp. 05/26/2006		200	2

	# of Contracts

90-Day December March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		70	0
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		40	0
Strike @ $92.000 Exp. 12/18/2006		245	1
Strike @ $92.500 Exp. 12/18/2006		32	0
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		101	1

Total Purchased Put Options (Cost $22)			12

	Shares

PREFERRED STOCK 0.3%

DG Funding Trust
6.777% due 12/31/2049		44	467

Total Preferred Stock (Cost $463)			467

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 46.8%

Certificates of Deposit 0.7%

Barclays Bank PLC
4.530% due 01/29/2007		$1,000	1,002

Commercial Paper 38.3%

BNP Paribas Finance
4.430% due 04/20/2006		2,300	2,295
Carolina Power & Light Co.
4.560% due 04/21/2006		200	200
CBA (de) Finance
4.810% due 06/19/2006		4,000	3,957
Danske Corp.
4.420% due 04/06/2006		700	700
4.700% due 06/01/2006		3,700	3,671
Dexia Delaware LLC
4.840% due 06/27/2006		4,000	3,953
DnB NORBank ASA
4.440% due 04/21/2006		1,300	1,297
4.710% due 06/01/2006		3,100	3,076
Fannie Mae
4.735% due 06/21/2006		3,800	3,758
Florida Power Corp.
4.560% due 04/24/2006		200	199
Freddie Mac
4.650% due 04/03/2006		4,100	4,100
HBOS Treasury Services PLC
4.430% due 04/04/2006		700	700
4.635% due 05/15/2006		800	796
4.745% due 06/08/2006		1,100	1,090
4.780% due 06/09/2006		1,400	1,387
Nordea N.A., Inc.
4.430% due 04/06/2006		1,100	1,100
Rabobank USA Financial Corp.
4.830% due 04/03/2006		200	200
San Paolo IMI U.S. Financial Co.
4.710% due 05/30/2006		2,700	2,680
Skandinaviska Enskilda Banken AB
4.780% due 06/09/2006		4,000	3,962
Societe Generale N.A.
4.430% due 04/20/2006		600	599
4.440% due 04/20/2006		2,300	2,295
4.760% due 06/12/2006		1,500	1,485
Spintab AB
4.700% due 05/26/2006		4,000	3,972
UBS Finance Delaware LLC
4.480% due 05/10/2006		1,000	995
4.640% due 06/06/2006		1,600	1,586
4.790% due 07/07/2006		1,800	1,776
Westpac Capital Corp.
4.700% due 05/23/2006		900	894
4.715% due 05/30/2006		600	596
Westpac Trust Securities NZ Ltd.
4.425% due 04/04/2006		2,900	2,900

			56,219

Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $173. Repurchase proceeds are $165.)		165	165

France Treasury Bills 4.7%

2.548% due 07/20/2006	EC	5,770	6,953

Germany Treasury Bills 0.6%

2.445% due 05/17/2006-08/16/2006 (a)		740	893

Netherlands Treasury Bills 0.0%

2.461% due 04/28/2006		50	60

146  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
Spain Treasury Bills 1.6%

1.010% due 06/23/2006	EC	1,900	$2,289

U.S. Treasury Bills 0.8%

4.501% due 06/01/2006- 06/15/2006 (a)(d)		$1,120	1,109

Total Short-Term Instruments (Cost $68,691)			68,690

Total Investments (c) 101.1% (Cost $149,106)			$148,301

Written Options (e) (0.3%) (Premiums $367)			(475)

Other Assets and Liabilities (Net) (0.8%)			(1,082)

Net Assets 100.0%			$146,744

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $924 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $1,235 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	134	$(131)
90-Day Eurodollar December Futures	Long	12/2007	107	(96)
90-Day Eurodollar December Futures	Short	12/2008	16	8
90-Day Eurodollar June Futures	Long	06/2007	156	(159)
90-Day Eurodollar June Futures	Short	06/2008	16	7
90-Day Eurodollar March Futures	Long	03/2007	239	(253)
90-Day Eurodollar March Futures	Short	03/2008	16	7
90-Day Eurodollar September Futures	Long	09/2007	118	(110)
90-Day Eurodollar September Futures	Short	09/2008	16	7
U.S. Treasury 5-Year Note June Futures	Short	06/2006	96	56
U.S. Treasury 10-Year Note June Futures	Short	06/2006	27	34

				$(630)

(e)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	20	$4	$1
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	4	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	20	5	5
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	3	2	2
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	3	1	3
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	291	216	404
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	10	11	19

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	100	0	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	700	5	1

					$245	$436

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  147

Schedule of Investments (Cont.)

Low Duration Fund III

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	100	$1	$1
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		300	1	2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		$2,000	26	8
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	19	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		600	5	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		1,000	6	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		2,000	16	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		1,000	10	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		1,000	7	0
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		1,000	7	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		1,000	6	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8

								$122	$39

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,500	$(9)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	(9)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$400	5

							$(13)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$700	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	200	4
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	400	2
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	400	7

						$15

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

148  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(g)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	85	05/2006	$0	$(1)	$(1)
Buy	BR	158	07/2006	2	0	2
Sell		79	07/2006	0	(1)	(1)
Buy	CP	32,134	07/2006	0	0	0
Sell		39,731	07/2006	0	0	0
Buy		43,000	08/2006	1	0	1
Buy	CY	1,137	03/2007	0	0	0
Buy	EC	209	04/2006	0	0	0
Sell		2,124	04/2006	3	(9)	(6)
Sell		4,904	06/2006	8	(13)	(5)
Buy	JY	204,251	05/2006	1	(1)	0
Buy	KW	41,083	08/2006	0	0	0
Buy		153,453	09/2006	0	0	0
Sell		102,039	09/2006	0	0	0
Buy	MP	730	08/2006	0	(2)	(2)
Sell		663	08/2006	0	0	0
Buy		563	09/2006	0	(1)	(1)
Buy	PN	72	05/2006	0	(1)	(1)
Buy		179	08/2006	0	(1)	(1)
Sell		170	08/2006	0	0	0
Buy		71	09/2006	0	0	0
Buy	PZ	214	05/2006	0	(1)	(1)
Sell		146	05/2006	0	0	0
Buy		89	09/2006	0	0	0
Buy	RP	2,263	08/2006	0	0	0
Sell		2,034	08/2006	0	0	0
Buy		1,457	09/2006	0	0	0
Buy	RR	2,505	08/2006	1	0	1
Sell		2,076	08/2006	0	0	0
Buy		1,529	09/2006	0	0	0
Buy	S$	176	08/2006	1	0	1
Sell		177	08/2006	0	0	0
Buy		87	09/2006	0	0	0
Buy	SR	68	05/2006	0	0	0
Sell		31	05/2006	0	0	0
Buy		18	08/2006	0	0	0
Buy	SV	3,454	09/2006	0	0	0
Sell		1,545	09/2006	0	0	0
Buy	T$	1,294	08/2006	0	0	0
Sell		2,889	08/2006	0	0	0
Buy		1,669	09/2006	0	0	0

				$17	$(31)	$(14)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  149

Schedule of Investments

Moderate Duration Fund

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.0%

Banking & Finance 2.2%

American General Finance Corp.
4.980% due 03/23/2007	$1,200	$1,201
Atlantic & Western Re Ltd.
10.519% due 01/09/2007	400	396
Citigroup, Inc.
6.200% due 03/15/2009	110	113
Ford Motor Credit Co.
6.500% due 01/25/2007	5,700	5,679
7.750% due 02/15/2007	4,326	4,261
5.880% due 03/21/2007	11,800	11,629
General Electric Capital Corp.
6.500% due 12/10/2007	100	102
Goldman Sachs Group, Inc.
4.670% due 08/01/2006	10,000	10,005
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (j)	4,700	4,700
Petroleum Export Ltd.
5.265% due 06/15/2011	688	673
Phoenix Quake Ltd.
6.980% due 07/03/2008	700	711
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008	300	270
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	600	608
Vita Capital Ltd.
5.880% due 01/01/2007	400	400

		40,748

Industrials 0.8%

DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	4,800	4,801
HJ Heinz Co.
6.428% due 12/01/2008	800	815
Pemex Project Funding Master Trust
9.500% due 09/15/2027	600	769
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	7,923

		14,308

Utilities 0.0%

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	470

Total Corporate Bonds & Notes (Cost $55,614)		55,526

MUNICIPAL BONDS & NOTES 0.3%

Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
4.000% due 06/01/2013	3,100	3,088
5.250% due 06/01/2019	1,500	1,525

Total Municipal Bonds & Notes (Cost $4,579)		4,613

U.S. GOVERNMENT AGENCIES 75.6%

Fannie Mae
3.000% due 08/25/2009	9	8
4.500% due 04/01/2018-04/18/2021 (b)	12,668	12,119
4.691% due 04/26/2035	603	603
4.810% due 09/22/2006	8,100	8,100
4.837% due 06/01/2035	18,319	18,072
4.859% due 01/01/2027	145	145
5.000% due 12/01/2013-05/11/2036 (b)	664,785	646,309
5.218% due 11/25/2032	15	15
5.500% due 06/01/2007-04/12/2036 (b)	612,283	599,124
6.000% due 09/25/2016-04/12/2036 (b)	14,995	15,117
6.130% due 10/01/2008	153	155
6.325% due 04/01/2008	283	285
6.500% due 01/01/2013-06/25/2044 (b)	14,153	14,520
7.000% due 05/01/2012-05/01/2032 (b)	371	381
7.500% due 03/01/2015-07/25/2041 (b)	488	509
8.000% due 12/01/2006-08/01/2031 (b)	142	151
12.000% due 05/01/2016	5	5
Federal Home Loan Bank
4.200% due 02/05/2007	1,600	1,483
Federal Housing Administration
7.430% due 04/01/2022-06/01/2023 (b)	701	707
Freddie Mac
4.000% due 05/01/2019	163	153
4.500% due 05/01/2018-05/01/2034 (b)	1,157	1,102
5.000% due 04/15/2016-09/01/2035 (b)	20,398	20,054
5.500% due 06/01/2017-10/01/2034 (b)	2,801	2,760
6.000% due 09/01/2013-09/01/2034 (b)	2,828	2,843
6.500% due 07/25/2043	8	8
7.000% due 04/01/2032	53	54
7.500% due 05/01/2015	3	3
8.000% due 01/01/2012	17	18
8.500% due 04/15/2025	456	456
Government National Mortgage Association
4.375% due 03/20/2020-03/20/2028 (b)	598	604
5.000% due 09/15/2017 - 12/15/2017 (b)	202	199
5.125% due 11/20/2017 - 11/20/2025 (b)	99	99
5.201% due 10/16/2030	88	88
5.351% due 02/16/2030	1,022	1,033
5.401% due 02/16/2030	726	735
5.500% due 01/15/2017-09/20/2034 (b)	12,768	11,689
6.000% due 07/20/2015-08/20/2034 (b)	224	226
6.500% due 01/20/2034-08/20/2034 (b)	187	192
7.000% due 07/15/2031-12/15/2032 (b)	171	178
7.500% due 03/15/2008-01/15/2031 (b)	810	841
8.000% due 04/15/2017-11/15/2022 (b)	1,872	1,981
8.500% due 02/15/2008	13	13
9.000% due 06/15/2009-10/15/2017 (b)	126	130
9.500% due 08/15/2021-12/15/2021 (b)	27	30
Housing Urban Development
5.070% due 08/01/2015	2,000	1,949
5.290% due 08/01/2017	5,000	4,871
Small Business Administration
4.340% due 03/01/2024	80	75
4.504% due 02/10/2014	86	82
4.750% due 07/01/2025	19,638	18,678
5.130% due 09/01/2023	21	21
6.090% due 07/01/2011	113	114
6.640% due 02/01/2011	4,350	4,496
7.449% due 08/01/2010	2,553	2,685

Total U.S. Government Agencies (Cost $1,433,882)		1,396,268

U.S. TREASURY OBLIGATIONS 0.2%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (e)	2,252	2,277
2.000% due 01/15/2026	1,498	1,421

Total U.S. Treasury Obligations (Cost $3,752)		3,698

MORTGAGE-BACKED SECURITIES 1.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,783	3,683
Banc of America Funding Corp.
4.115% due 05/25/2035	4,414	4,276
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 02/25/2033	509	507
5.619% due 02/25/2033	351	349
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	7,361	7,364
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	4	4
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 04/25/2034	3	3
5.108% due 04/25/2035	1,427	1,434
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	352	354
Indymac Adjustable Rate Mortgage Trust
5.167% due 01/25/2032	338	337
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	1,006	1,000
Prime Mortgage Trust
5.218% due 02/25/2019	279	280
5.218% due 02/25/2034	1,135	1,139
Structured Asset Securities Corp.
6.070% due 02/25/2032	66	66
Washington Mutual, Inc.
4.816% due 10/25/2032	4	4
5.129% due 10/25/2032	485	482
4.597% due 02/27/2034	11	11
5.108% due 10/25/2045	2,447	2,460
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	6,746	6,683

Total Mortgage-Backed Securities (Cost $30,669)		30,436

ASSET-BACKED SECURITIES 0.3%

AAA Trust
4.681% due 11/26/2035	2,183	2,187
Brazos Student Finance Corp.
5.620% due 06/01/2023	1,899	1,914
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	922	922
Countrywide Asset-Backed Certificates
4.908% due 08/25/2035	220	221
Freemont Home Loan Owner Trust
5.608% due 12/25/2029	444	444

Total Asset-Backed Securities (Cost $5,660)		5,688

SOVEREIGN ISSUES 1.5%

Brazilian Government International Bond
5.188% due 04/15/2006	1,030	1,021
5.250% due 04/15/2009	2,924	2,925
5.250% due 04/15/2012	1,759	1,762
8.000% due 01/15/2018	6,000	6,516
Hydro Quebec
5.125% due 09/29/2049	5,000	4,710
Panama Government International Bond
8.875% due 09/30/2027	700	854
Peru Government International Bond
9.125% due 01/15/2008	8,000	8,440

150  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Shares		Value (000s)
United Mexican State Value Recovery Right
0.000% due 06/30/2006		22,000,000	$308
0.000% due 06/30/2007		22,000,000	567

Total Sovereign Issues (Cost $24,946)			27,103

	Principal Amount (000s)

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.6%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	6,000	8,067
JSG Holding PLC
5.716% due 11/29/2014		211	260
5.876% due 11/29/2014		163	200
5.886% due 11/29/2014		122	151
5.904% due 11/29/2014		108	133
5.971% due 11/29/2014		396	487
New Zealand Government Bond
4.500% due 02/15/2016	N$	800	669

Total Foreign Currency-Denominated Issues (Cost $7,791)			9,967

	Notional Amount (000s)

PURCHASED CALL OPTIONS (i) 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	9,100	6
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$23,000	0
Strike @ 4.500% Exp. 04/06/2006		31,100	0
Strike @ 4.750% Exp. 05/02/2006		75,000	0
Strike @ 4.750% Exp. 08/07/2006		88,000	30
Strike @ 4.750% Exp. 08/08/2006		26,000	9
Strike @ 4.500% Exp. 10/04/2006		55,800	11
Strike @ 4.250% Exp. 10/11/2006		36,000	2
Strike @ 4.250% Exp. 10/12/2006		35,000	2
Strike @ 4.500% Exp. 10/18/2006		67,000	19
Strike @ 4.250% Exp. 10/19/2006		11,000	1
Strike @ 4.250% Exp. 10/24/2006		20,000	2
Strike @ 4.250% Exp. 10/25/2006		47,000	4
Strike @ 4.800% Exp. 12/22/2006		60,000	94
Strike @ 5.000% Exp. 03/08/2007		88,000	307

Total Purchased Call Options (Cost $2,568)			487

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		885	5
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 12/18/2006		1,266	8

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		$1,800	12
Strike @ JY116.000 Exp. 05/26/2006		4,300	43
Strike @ JY115.000 Exp. 05/26/2006		9,200	74

Total Purchased Put Options (Cost $267)			142

	Shares

PREFERRED STOCK 0.2%

DG Funding Trust
6.777% due 12/31/2049		410	4,350

Total Preferred Stock (Cost $4,100)			4,350

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 18.0%

Commercial Paper 5.3%

Cox Communications, Inc.
4.720% due 07/17/2006		$2,600	2,600
Danske Corp.
4.510% due 04/26/2006		45,923	45,791
Freddie Mac
4.650% due 04/03/2006		17,000	17,000
IXIS Commercial Paper Corp.
4.530% due 05/08/2006		26,100	25,985
UBS Finance Delaware LLC
4.480% due 05/10/2006		5,700	5,674

			97,050

Tri-Party Repurchase Agreement 0.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 3.550% due 02/16/2007 valued at $5,752. Repurchase proceeds are $5,638.)		5,636	5,636

Belgium Treasury Bills 1.1%

2.507% due 07/13/2006	EC	16,800	20,209

France Treasury Bills 4.5%

2.500% due 05/04/2006-07/20/2006 (b)		69,200	83,296

Germany Treasury Bills 1.0%

2.429% due 05/17/2006		14,850	17,943

Netherlands Treasury Bills 2.9%

2.389% due 04/28/2006-05/31/2006 (b)		44,840	54,247

Spain Treasury Bills 2.4%

2.470% due 06/23/2006		37,460	45,130

U.S. Treasury Bills 0.5%

4.503% due 06/01/2006-06/15/2006 (b)(d)(e)		$9,110	9,025

Total Short-Term Instruments (Cost $332,486)			332,536

Total Investments (a) 101.4% (Cost $1,906,314)			$1,870,814

Written Options (g) (0.2%) (Premiums $4,579)			(3,834)

Other Assets and Liabilities (Net) (1.2%)			(21,151)

Net Assets 100.0%			$1,845,829

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $14,674 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $11,055 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,699	$(1,705)
90-Day Eurodollar December Futures	Long	12/2007	106	(120)
90-Day Eurodollar June Futures	Long	06/2007	934	(1,121)
90-Day Eurodollar March Futures	Long	03/2007	2,506	(2,825)
90-Day Eurodollar September Futures	Long	09/2007	328	(372)
U.S. Treasury 10-Year June Note Futures	Long	06/2006	39	(21)
U.S. Treasury 5-Year June Note Futures	Long	06/2006	52	(34)

				$(6,198)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  151

Schedule of Investments (Cont.)

Moderate Duration Fund

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	7,600	$(45)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		4,100	(47)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	5,100	9
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	6
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$12,200	165
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		400	(8)

							$80

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$5,300	$16
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	7,000	25
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	400	(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,500	108
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	1,000	115
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	400	1
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	06/20/2006	2,000	13
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	5,000	33
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	7,100	28
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	2,300	44
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	1,400	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	4,200	(11)

						$374

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	301	$59	$19
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	57	13	11
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	301	40	80
Put - CME Eurodollar December Futures		95.000	12/18/2006	61	30	56
Put - CME Eurodollar December Futures		95.250	12/18/2006	1,900	1,490	2,636
Put - CME Eurodollar December Futures		95.500	12/18/2006	198	214	382
Put - CME Eurodollar September Futures		95.000	09/18/2006	63	35	49

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$1,800	6	3
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	9,200	61	24

					$1,948	$3,260

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	2,400	$36	$10
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		8,200	39	56
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$5,000	35	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		10,100	118	7
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		26,000	342	102
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		25,000	241	198
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		13,300	101	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		32,000	203	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		38,000	311	36
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		15,000	112	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		29,000	286	25

152  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	$20,000	$141	$6
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	15,000	109	3
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	10,000	75	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	11,000	104	11
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	14,000	167	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	13,000	145	103
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	9,000	66	3

							$2,631	$574

(h)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/12/2036	$169,500	$165,836	$165,474

(i)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	2,591	05/2006	$0	$(43)	$(43)
Buy	BR	3,183	07/2006	51	0	51
Sell		1,755	07/2006	0	(20)	(20)
Buy	CP	705,307	07/2006	0	(3)	(3)
Sell		579,800	07/2006	0	(12)	(12)
Buy		324,000	08/2006	6	0	6
Buy	CY	16,395	03/2007	0	(4)	(4)
Sell	EC	15,197	04/2006	0	(79)	(79)
Sell		160,003	06/2006	63	(588)	(525)
Buy	JY	2,467,371	05/2006	45	(4)	41
Buy	KW	709,700	07/2006	8	0	8
Sell		267,575	08/2006	1	0	1
Buy		2,185,192	09/2006	6	0	6
Sell		1,490,799	09/2006	0	(8)	(8)
Buy	MP	15,010	08/2006	0	(48)	(48)
Sell		10,940	08/2006	0	(9)	(9)
Buy		4,496	09/2006	0	(10)	(10)
Buy	PN	415	05/2006	0	(3)	(3)
Buy		3,642	08/2006	0	(30)	(30)
Sell		2,950	08/2006	5	0	5
Buy		1,409	09/2006	0	(6)	(6)
Buy	PZ	3,425	05/2006	0	(15)	(15)
Sell		2,150	05/2006	0	(9)	(9)
Buy		768	09/2006	0	(1)	(1)
Buy	RP	45,053	08/2006	0	0	0
Sell		39,660	08/2006	0	(8)	(8)
Buy		26,630	09/2006	3	0	3
Buy	RR	9,246	07/2006	3	0	3
Buy		39,240	08/2006	22	0	22
Sell		36,440	08/2006	0	(6)	(6)
Buy		12,231	09/2006	0	(1)	(1)
Buy	S$	548	07/2006	1	0	1
Sell		520	07/2006	0	(1)	(1)
Buy		2,712	08/2006	13	0	13
Sell		2,712	08/2006	0	(6)	(6)
Buy		688	09/2006	2	0	2
Buy	SR	1,238	05/2006	0	(1)	(1)
Sell		690	05/2006	0	(2)	(2)
Buy		504	08/2006	0	(1)	(1)
Buy	SV	60,624	09/2006	5	(1)	4
Sell		34,180	09/2006	0	(17)	(17)
Buy	T$	17,015	08/2006	0	(4)	(4)
Sell		17,015	08/2006	0	(3)	(3)
Buy		13,346	09/2006	0	(2)	(2)
Sell		13,346	09/2006	0	(2)	(2)

				$234	$(947)	$(713)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  153

Schedule of Investments (Cont.)

Moderate Duration Fund

March 31, 2006

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$4,700	$4,700	0.25%

(k)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Type	Notional Amount	Unrealized Appreciation
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$15,000	$(2)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	2,000	0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	7,000	(1)

		$(3)

154  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

Money Market Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.4%

Commercial Paper 100.0%

ABN AMRO North America
4.480% due 04/20/2006	$9,200	$9,181
ASB Bank Ltd.
4.620% due 05/08/2006	7,100	7,068
Bank of America Corp.
4.605% due 05/10/2006	8,700	8,659
Bank of Ireland
4.770% due 06/08/2006	8,800	8,723
Barclays U.S. Funding Corp.
4.500% due 04/17/2006	9,300	9,284
BNP Paribas Finance
4.850% due 04/03/2006	1,200	1,200
Caisse d’Amortissement de la Dette Sociale
4.595% due 05/30/2006	6,000	5,956
Danske Corp.
4.660% due 05/22/2006	8,900	8,844
Dexia Delaware LLC
4.430% due 04/05/2006	6,600	6,598
DnB NORBank ASA
4.440% due 04/21/2006	7,700	7,683
4.850% due 07/10/2006	2,450	2,418
Fannie Mae
4.320% due 04/03/2006	13,000	13,000
4.350% due 04/19/2006	19,400	19,363
4.665% due 05/22/2006	11,700	11,699
4.644% due 06/07/2006	8,400	8,329
4.450% due 09/07/2006	2,900	2,900
ForeningsSparbanken AB
4.830% due 08/24/2006	9,600	9,416
Freddie Mac
4.345% due 05/08/2006	20,000	19,916
4.355% due 05/31/2006	14,400	14,299
4.710% due 08/15/2006	7,000	6,877
4.785% due 09/12/2006	18,800	18,395
4.875% due 09/26/2006	8,600	8,395
General Electric Capital Corp.
4.600% due 05/09/2006	8,600	8,560
HBOS Treasury Services PLC
4.660% due 05/17/2006	8,900	8,849
Nordea N.A., Inc.
4.485% due 04/19/2006	9,200	9,182
Rabobank USA Financial Corp.
4.830% due 04/03/2006	15,000	15,000
San Paolo IMI U.S. Financial Co.
4.665% due 05/23/2006	5,500	5,464
Societe Generale N.A.
4.420% due 04/04/2006	9,600	9,599
St. George Bank
4.840% due 06/27/2006	9,400	9,293
Stadshypoket Delaware, Inc.
4.660% due 05/19/2006	8,900	8,847
Statens Bostadsfin Bank
4.780% due 04/28/2006	5,650	5,631
Unicredit Delaware, Inc.
4.800% due 06/15/2006	8,500	8,417
Westpac Trust Securities NZ Ltd.
4.660% due 06/08/2006	9,600	9,518

		306,563

Repurchase Agreement 0.4%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,330. Repurchase proceeds are $1,301.)	1,301	1,301

Total Short-Term Instruments (Cost $307,864)		307,864

Total Investments 100.4% (Cost $307,864)		$307,864

Other Assets and Liabilities (Net) (0.4%)		(1,075)

Net Assets 100.0%		$306,789

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  155

Schedule of Investments

Municipal Bond Fund

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.8%

Alabama 2.3%

Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,440
Daphne, Alabama Special Care Facilities Financing Authority Revenue Notes, Series 1988
0.000% due 08/15/2028	3,600	3,232
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.250% due 01/01/2019	3,300	3,453

		9,125

Alaska 0.1%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	544

Arizona 1.0%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,020
Phoenix, Arizona Civic Improvement Corporation Revenue Notes, (MBIA Insured), Series 2004
8.220% due 07/01/2015	667	800
Phoenix, Arizona Industrial Development Authority Revenue Notes, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	45	45
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,267

		4,132

California 6.6%

Alameda, California Revenue Notes, Series 1998
5.000% due 09/02/2006	355	355
Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,469
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	2,565	2,662
California State Economic Recovery Revenue Notes, (MBIA Insured), Series 2004
5.000% due 07/01/2011	7,270	7,734
California State Statewide Communities Development Authority Revenue Notes,(California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,559
Culver, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	656
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	396
Foothill, California Eastern Transportation Corridor Agency Revenue Notes, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,434
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,164
Lake Elsinore, California School Refunding Authority Special Tax Notes, Series 1998
5.000% due 09/01/2006	350	352
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	420
4.700% due 09/01/2016	940	944
4.800% due 09/01/2017	875	878
San Ramon Valley, California Unified School District General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,380
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,003

		26,406

Colorado 0.7%

Colorado State Housing & Finance Authority Revenue Notes, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	70	71
Colorado State Housing & Finance Authority Revenue Notes, Series 2000
6.700% due 10/01/2016	40	40
6.750% due 04/01/2015	60	61
Denver, Colorado Health & Hospital Authority Revenue Notes, Series 1998
5.000% due 12/01/2009	1,390	1,409
Larimer County, Colorado Sales & Use Tax Revenue Notes, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,386

		2,967

Connecticut 2.9%

Connecticut State General Obligation Notes, Series 2001
7.065% due 06/15/2010	5,000	5,953
Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	533
University of Connecticut General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 01/15/2011	5,000	5,282

		11,768

Florida 3.4%

Florida State General Obligation Notes, Series 2003
5.000% due 07/01/2011	6,205	6,564
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,303
Orange County, Florida Health Facilities Authority Revenue Notes, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	323
Orlando, Florida Waste Water System Revenue Notes, Series 1997
2.620% due 10/01/2015	500	502
Tampa, Florida Guaranteed Entitlement Revenue Notes, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	941

		13,633

Georgia 0.4%

Georgia State Municipal Electric Authority Revenue Notes, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,340
Georgia State Municipal Electric Authority Revenue Notes, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	218

		1,558

Hawaii 1.6%

Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	205	207
Honolulu, Hawaii City & County General Obligation Notes, (MB Insured), Series 2005
5.000% due 07/01/2017	5,000	5,337
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,043

		6,587

Illinois 8.9%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	287
Chicago, Illinois Board of Education General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	514
Chicago, Illinois Board of Education General Obligation Notes, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,117
Chicago, Illinois General Obligation Notes, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,106
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Notes, Series 2002
5.000% due 12/01/2011	2,300	2,438
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Notes, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,282
Cook County, Illinois School District No. 122 Oak Lawn General Obligation Notes, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,606
Cook County, Illinois Township High School District No. 225- Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	97
0.000% due 12/01/2012	135	100
0.000% due 12/01/2014	255	172
0.000% due 12/01/2015	1,885	1,209
Fox Lake, Illinois Water & Sewer Revenue Notes, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	431
Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	700	809

156  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Illinois State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 10/01/2011	$2,465	$2,644
Illinois State General Obligation Notes, Series 2006
5.000% due 01/01/2014	3,100	3,294
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	809
Illinois State Health Facilities Authority Revenue Bonds, Series 2002
3.180% due 08/15/2032	1,000	1,000
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Notes, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	664
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,302
Lake County, Illinois Community High School District No.127 General Obligation Notes, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,356
9.000% due 02/01/2009	650	738
9.000% due 02/01/2011	690	840
9.000% due 02/01/2012	1,065	1,334
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,924
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	860
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Notes, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,846

		35,779

Indiana 1.9%

Brownsburg, Indiana 1999 School Building Corporations General Obligation Notes, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,508
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	296
4.400% due 01/15/2012	170	174
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	216
4.750% due 07/15/2009	200	205
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	304
5.000% due 07/15/2010	180	188
Hamilton, Indiana Southeastern Construction School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	791
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,650
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,145
South Bend, Indiana Redevelopment Authority Revenue Notes, Series 2000
5.100% due 02/01/2011	405	426
5.200% due 02/01/2012	230	243
5.500% due 02/01/2015	180	192

		7,775

Kentucky 0.8%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,760	3,057

Louisiana 3.9%

Louisiana State General Obligation Notes, (AMBAC Insured), Series 2004
5.000% due 10/15/2016	6,000	6,439
Louisiana State General Obligation Notes, (FGIC Insured), Series 2002
6.580% due 04/01/2019	2,850	3,080
Louisiana State Local Government Revenue Notes, (MBIA Insured), Series 2000
5.700% due 01/01/2010	185	194
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,111
7.216% due 11/15/2031	3,500	3,857

		15,681

Massachusetts 1.1%

Commonwealth of Massachusetts Revenue Notes, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,069
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	998
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	250	254
Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	212
4.800% due 11/01/2008	90	91
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2001
6.000% due 07/01/2014	500	551
Massachusetts State School Building Authority Revenue Bonds, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,366

		4,541

Michigan 2.3%

Lake Fenton, Michigan Community Schools General Obligation Notes, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,824
Michigan State General Obligation Notes, Series 1992
6.250% due 11/01/2012	3,100	3,422
Michigan State Hospital Finance Authority Revenue Notes, Series 1999
6.125% due 11/15/2026	50	54
Michigan State Public Power Agency Revenue Notes, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,069
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,066
Rochester, Michigan Community School District General Obligation Notes, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	810

		9,245

Mississippi 0.5%

Mississippi State General Obligation Notes, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,213

Missouri 1.7%

Kansas City, Missouri School District Building Corporations Revenue Notes, (FGIC Insured), Series 2003
5.000% due 02/01/2010	3,585	3,757
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	376
Missouri State Housing Development Commission Mortgage Revenue Notes, (FHA Insured), Series 2001
5.250% due 12/01/2016	620	646
St. Louis County, Missouri Industrial Development Authority Revenue Notes, Series 2005
5.000% due 11/01/2024	1,250	1,251
University Of Missouri Revenue Bonds, Series 2001
3.160% due 11/01/2031	665	665

		6,695

Nevada 0.3%

Clark County, Nevada General Obligation Notes, (AMBAC Insured), Series 2004
8.210% due 12/01/2015	870	1,050

New Hampshire 0.6%

New Hampshire State Health & Education Facilities Authority Revenue Notes, (XLCA Insured), Series 2005
3.170% due 07/01/2033	2,400	2,400

New Jersey 8.1%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	564
5.250% due 02/15/2010	570	588
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	3,500	3,519
6.375% due 04/01/2031	10,000	11,623
6.500% due 04/01/2031	2,115	2,430
New Jersey State Economic Development Authority Revenue Notes, Series 1998
0.000% due 04/01/2013	1,595	1,185
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,744
6.625% due 09/15/2012	3,500	3,593
6.800% due 04/01/2018	750	853

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  157

Schedule of Investments (Cont.)

Municipal Bond Fund

	Principal Amount (000s)	Value (000s)
New Jersey State General Obligation Notes, Series 1992
6.000% due 02/15/2011	$510	$561
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	1,000	1,091
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	3,500	3,784

		32,539

New Mexico 1.4%

New Mexico State Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 06/15/2012	5,000	5,308
Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	315

		5,623

New York 8.8%

New York City, New York General Obligation Bonds, Series 2005
5.000% due 04/01/2035	7,900	8,101
New York City, New York General Obligation Notes, (MBIA Insured), Series 2004
8.990% due 11/01/2015	667	810
New York City, New York General Obligation Revenue Notes, Series 2004
5.000% due 08/01/2015	2,000	2,110
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2002
5.250% due 02/01/2029	5,275	5,587
New York State Dormitory Authority Revenue Notes, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,053
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,839
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	3,800	4,191
New York State TSASC IncorporateRevenue Notes, Series 1999
5.400% due 07/15/2012	3,550	3,629
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	3,000	3,208
New York State Urban Development Corporations Revenue Notes, Series 2003
5.250% due 01/01/2021	3,500	3,630

		35,158

North Carolina 1.5%

Durham, North Carolina General Obligation Revenue Notes, Series 2002
5.000% due 04/01/2021	550	578
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 1993
7.000% due 01/01/2008	1,000	1,048
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,277

		5,903

Ohio 4.2%

Ohio State General Obligation Notes, Series 2004
5.000% due 05/01/2011	5,000	5,291
5.000% due 06/15/2011	7,820	8,285
Ohio State Water Development Authority Revenue Notes, Series 2002
5.375% due 12/01/2020	1,100	1,190
5.375% due 12/01/2021	1,750	1,894

		16,660

Oklahoma 1.2%

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,377
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,320	279

		4,656

Pennsylvania 0.4%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	775
Delaware County, Pennsylvania Authority Hospital Revenue Notes, Series 1998
4.900% due 12/01/2008	100	100
Delaware County, Pennsylvania Industrial Development Authority Revenue Notes, Series 1997
6.500% due 01/01/2008	725	753

		1,628

Puerto Rico 0.2%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	808
6.000% due 07/01/2026	150	163

		971

Rhode Island 2.2%

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,402
6.250% due 06/01/2042	6,025	6,283

		8,685

South Carolina 0.3%

South Carolina State Medical University Hospital Facilities Revenue Notes, Series 1999
5.700% due 07/01/2012	1,000	1,068

Tennessee 4.7%

Memphis, Tennessee Electrical System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 12/01/2010	14,100	14,883
Nashville & Davidson County, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,006
Shelby County, Tennessee General Obligation Notes, Series 2001
5.000% due 04/01/2023	1,000	1,033
Sullivan County, Tennessee Health Educational & Housing Faci
6.250% due 09/01/2022	1,000	1,137
Sullivan County, Tennessee Industrial Development Revenue Notes, (GNMA Insured), Series 1995
6.250% due 07/20/2015	725	739

		18,798

Texas 11.7%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,002
Bexar County, Texas Housing Finance Corporations Multi- Family Revenue Notes, Series 2001
4.875% due 06/15/2011	700	726
Brazos River, Texas Authority Revenue Notes, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,589
Harris County, Texas General Obligation Notes, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	255
Houston, Texas Airport Systems Revenue Notes, (FGIC Insured), Series 2000
6.560% due 07/01/2025	2,500	2,547
Houston, Texas Airport Systems Revenue Notes, Series 2001
6.750% due 07/01/2029	1,000	1,021
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
5.250% due 02/15/2018	355	370
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
0.000% due 02/15/2015	8,640	5,906
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2035	4,730	4,909
Houston, Texas Water & Sewer System Revenue Notes, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,078
Houston, Texas Water Conveyance System Certificates of Participation Notes, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,680
Midlothian, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
0.000% due 02/15/2018	1,000	493
North Texas State Health Facilities Development Corporations Revenue Notes, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,087
North Texas State University Revenue Notes, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	262
Pasadena, Texas General Obligation Notes, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,826
Red River, Texas Finance Revenue Notes, Series 2000
5.750% due 05/15/2017	750	809

158  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Rio Grande, Texas Construction Independent School District General Obligation Bonds, (PSF Insured), Series 2000
5.875% due 08/15/2018	$1,825	$1,983
Sabine River, Texas Pollution Control Authority Revenue Notes, Series 2001
5.500% due 05/01/2022	1,000	1,062
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 1997
5.500% due 02/01/2015	975	1,078
San Jacinto, Texas Community College District General Obligation Notes, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234
Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,575
Texas State Affordable Housing Corporations Revenue Notes, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,351
Texas State Leander Independent School District General Obligation Revenue Notes, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	503
Texas State Water Development Board Revenue Notes, Series 2005
3.130% due 07/15/2026	500	500
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,525
University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,077
Waxahachie, Texas Independent School District General Obligation Revenue Notes, (PSF Insured), Series 2002
0.000% due 08/15/2022	1,000	466

		46,914

Utah 0.2%

Weber County, Utah Hospital Revenue Bonds, Series 2000
3.180% due 02/15/2035	700	700

Virgin Islands 0.4%

Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	1,500	1,610

Virginia 2.1%

Newport News, Virginia General Obligation Notes, (State Aid Withholding Insured), Series 2002
5.000% due 07/01/2022	1,000	1,052
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,047
Virginia State Polytechnic Institute & State University Revenue Notes, Series 1996
5.400% due 06/01/2012	1,000	1,023
Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,144

		8,266

Washington 4.8%

University of Washington Revenue Notes, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,756
Washington State Energy Northwest Revenue Notes, Series 2005
5.000% due 07/01/2014	5,000	5,315
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,298
0.000% due 12/01/2019	2,520	1,361
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,512

		19,242

West Virginia 0.7%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,804

Wisconsin 3.9%

Hudson, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,509
5.000% due 10/01/2019	1,040	1,105
South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	386
Wisconsin State Clean Water Revenue Notes, Series 2002
5.000% due 06/01/2018	100	104
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54
Wisconsin State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,215
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	5,000	5,311
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,025	2,091
4.700% due 11/01/2012	1,285	1,335

		15,687

Total Municipal Bonds & Notes (Cost $382,812)		392,068

SHORT-TERM INSTRUMENTS 0.9%

Repurchase Agreement 0.7%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $2,899. Repurchase proceeds are $2,839.)	2,838	2,838

U.S. Treasury Bills 0.2%

4.501% due 06/01/2006-06/15/2006 (a)	675	669

Total Short-Term Instruments (Cost $3,507)		3,507

Total Investments 98.7% (Cost $386,319)		$395,575

Written Options (d) (0.1%) (Premiums $262)		(290)

Other Assets and Liabilities (Net) 1.4%		5,622

Net Assets 100.0%		$400,907

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Security becomes interest bearing at a future date.
(c)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$3,463

(d)	Written options outstanding on March, 31 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	405	$68	$6
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	212	56	56
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	405	138	228

				$262	$290

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  159

Schedule of Investments

New York Municipal Bond Fund

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.5%

Arkansas 0.8%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	$250	$259

Illinois 1.6%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Notes, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	489

New York 84.3%

Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	156
Buffalo, New York Fiscal Stability Authority Revevue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,115
Buffalo, New York Municipal Water Systems Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	579
Long Island, New York Power Authority Revenue Bonds, Series 1998
3.130% due 05/01/2033	100	100
Metropolitan, New York Transportation Authority Revenue Notes, Series 2005
3.090% due 11/01/2026	1,000	1,000
Nassau County, New York Interim Finance Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,056
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	273
New York City, New York General Obligation Notes, Series 1997
5.250% due 08/01/2021	100	103
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	262
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	519
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	254
New York City, New York Industrial Development Agency Revenue Notes, Series 2001
5.500% due 07/01/2028	250	256
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	540
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2002
5.000% due 08/01/2024	525	547
5.250% due 11/01/2011	600	645
5.250% due 02/01/2029	500	530
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	416
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2001
3.160% due 02/01/2031	800	800
New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,025
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	284
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	154
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	480
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2000
4.500% due 08/15/2022	250	259
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	265
New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	534
5.000% due 10/01/2030	750	778
New York State Dormitory Authority Revenue Notes, Series 1997
3.180% due 07/01/2012	300	300
New York State Dormitory Authority Revenue Notes, Series 2000
6.000% due 07/01/2010	150	159
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	868
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	400	441
New York State Dormitory Authority State Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	777
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	534
5.000% due 06/15/2014	400	424
New York State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,044
New York State Local Government Assistance Corporations Revenue Notes, (FGIC Insured), Series 2003
3.100% due 04/01/2021	500	500
New York State Local Government Assistance Corporations Revenue Notes, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	357
New York State Local Government Assistance Corporations Revenue Notes, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	155
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	207
New York State Power Authority Revenue Notes, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	533
New York State Thruway Authority Highway & Board Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2015	500	536
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	262
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	535
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	535
New York State Triborough Bridge & Tunnels Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	528
New York State TSASC IncorporateRevenue Notes, Series 1999
5.400% due 07/15/2012	300	307
New York State TSASC IncorporateRevenue Notes, Series 2002
5.000% due 07/15/2014	750	798
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	500	535
New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	523
Orange County, New York General Obligation Refunding Notes, Series 2005
5.000% due 07/15/2013	500	535
Schenectady, New York Industrial Development Agency Revenue Notes, Series 2001
5.500% due 07/01/2016	500	538
Spencerport, New York Central School District General Obligation Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	262

160  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Troy, New York Industrial Development Agency Revenue Notes, Series 2002
5.500% due 09/01/2015	$500	$542

		26,198

Puerto Rico 6.5%

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,107
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	220
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
6.000% due 07/01/2026	100	109
Puerto Rico Public Finance Corporations Revenue Notes, Series 2004
5.750% due 08/01/2027	550	592

		2,028

Texas 3.4%

Coppell, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
0.000% due 08/15/2016	805	513
Houston, Texas Utility System Revenue Notes, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	403
Waco, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
5.000% due 08/15/2021	120	125

		1,041

Virgin Islands 0.9%

Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	250	268

Total Municipal Bonds & Notes (Cost $30,211)		30,283

SHORT-TERM INSTRUMENTS 1.3%

Repurchase Agreement 0.9%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $283. Repurchase proceeds are $274.)	274	274

U.S. Treasury Bills 0.4%

4.487% due 06/01/2006-06/15/2006 (a)(b)	125	124

Total Short-Term Instruments (Cost $398)		398

Total Investments 98.8% (Cost $30,609)		$30,681

Written Options (c) (0.1%) (Premiums $28)		(31)

Other Assets and Liabilities (Net) 1.3%		412

Net Assets 100.0%		$31,062

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $124 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	6	$11

(c)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	40	$7	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	30	8	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	40	13	22

				$28	$31

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  161

Schedule of Investments

Real Return Fund

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
6.726% due 12/20/2012	$667	$672
6.880% due 12/20/2012	13,333	13,443

Total Bank Loan Obligations (Cost $14,000)		14,115

CORPORATE BONDS & NOTES 2.9%

Banking & Finance 2.2%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	5,500	5,510
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,776
Citigroup, Inc.
4.310% due 05/02/2008	14,100	14,115
4.707% due 01/30/2009	16,200	16,207
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,518
Ford Motor Credit Co.
5.880% due 03/21/2007	20,900	20,597
5.795% due 09/28/2007	10,000	9,602
General Electric Capital Corp.
4.930% due 12/12/2008	12,700	12,707
General Motors Acceptance Corp.
5.645% due 05/18/2006	6,200	6,183
5.500% due 01/16/2007	18,400	18,112
5.550% due 07/16/2007	11,840	11,501
6.125% due 08/28/2007	870	844
Kamp Re 2005 Ltd.
10.040% due 12/14/2007 (b)	5,000	3
Parametric Re Ltd.
6.640% due 11/19/2007	11,500	11,727
8.880% due 05/19/2008	1,500	1,526
Phoenix Quake Ltd.
6.980% due 07/03/2008	50,550	51,362
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008	13,750	12,396
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	9,000	9,120
Pioneer 2002 Ltd.
10.160% due 06/15/2006	500	501
10.910% due 06/15/2006	1,400	1,412
12.410% due 06/15/2006	5,000	5,021
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,025
Rabobank Nederland
4.640% due 01/15/2009	11,300	11,306
Residential Reinsurance Ltd.
9.770% due 06/08/2006	17,600	17,319
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,817
Vita Capital Ltd.
5.880% due 01/01/2007	34,200	34,231
5.930% due 01/01/2010	5,000	4,897

		317,335

Industrials 0.6%

El Paso Corp.
7.625% due 08/16/2007	1,800	1,841
6.950% due 12/15/2007	1,500	1,519
General Electric Co.
4.910% due 12/09/2008	6,000	6,002
HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,366
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,540
8.625% due 02/01/2022	6,900	8,159
9.500% due 09/15/2027	14,850	19,045
Weyerhaeuser Co.
6.125% due 03/15/2007	521	523

		80,995

Utilities 0.1%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,215
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,711

		16,926

Total Corporate Bonds & Notes (Cost $417,015)		415,256

MUNICIPAL BONDS & NOTES 0.6%

California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023	3,495	3,530
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.616% due 01/01/2036	930	952
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (f)	1,570	1,617
Connecticut State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 03/01/2013	1,715	1,831
Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,652
District of Columbia Tobacco Settlement Financing Corporations Revenue Notes, Series 2001
6.250% due 05/15/2024	9,105	9,679
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,096
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	25,000	27,266
6.625% due 06/01/2040	380	423
6.750% due 06/01/2039	1,445	1,627
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	3,020	3,041
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,121
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,133
New Hampshire State Municipal Bond Bank Revenue Notes, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	854
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,437
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,543
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038	1,570	1,600
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (General Obligation of Authority Insured), Series 2002
5.000% due 11/15/2032	5,000	5,136
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	740	773
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023	750	784
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Notes, Series 2002
5.000% due 01/01/2031	4,000	4,131
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026	420	459

Total Municipal Bonds & Notes (Cost $82,439)		89,685

U.S. GOVERNMENT AGENCIES 10.9%

Fannie Mae
4.666% due 04/01/2035	1,651	1,641
4.688% due 05/01/2035	2,171	2,132
4.818% due 09/01/2044-10/01/2044 (d)	14,649	14,730
4.948% due 03/25/2036	6,750	6,761
5.000% due 06/25/2027-05/11/2036 (d)	146,617	140,031
5.500% due 02/01/2033-05/11/2036 (d)	1,355,272	1,322,667
5.983% due 10/01/2031	840	859
Federal Housing Administration
7.430% due 12/01/2020	104	104
Freddie Mac
4.818% due 10/25/2044	21,645	21,781
5.000% due 01/15/2024	9,034	8,990
5.098% due 09/25/2031	3,456	3,458
5.099% due 12/15/2030	9,114	9,150
6.500% due 01/25/2028	90	91
7.000% due 10/15/2030	448	450
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (d)	1,621	1,686
Housing Urban Development
5.530% due 08/01/2020	6,000	5,923

Total U.S. Government Agencies (Cost $1,550,168)		1,540,454

U.S. TREASURY OBLIGATIONS 115.3%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (h)	280,873	283,967
3.625% due 01/15/2008	1,547,812	1,590,559
3.875% due 01/15/2009	1,009,102	1,056,799
4.250% due 01/15/2010	1,026,339	1,103,034
0.875% due 04/15/2010	961,274	910,808
3.500% due 01/15/2011	791,694	837,124
3.375% due 01/15/2012	64,159	68,043
3.000% due 07/15/2012	1,598,087	1,665,818
1.875% due 07/15/2013	787,037	764,503
2.000% due 01/15/2014	1,354,618	1,322,500
2.000% due 07/15/2014	789,951	770,665
1.625% due 01/15/2015	471,831	445,420
1.875% due 07/15/2015	711,449	684,437
2.000% due 01/15/2016	49,059	47,605
2.375% due 01/15/2025	1,144,716	1,150,753
2.000% due 01/15/2026	483,948	458,768

162  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
3.625% due 04/15/2028		$1,189,398	$1,462,402
3.875% due 04/15/2029		998,401	1,281,697
3.375% due 04/15/2032		93,068	114,677
U.S. Treasury Bonds
8.875% due 08/15/2017		12,100	16,160
6.250% due 08/15/2023		600	681
7.625% due 02/15/2025		100	131
6.625% due 02/15/2027		23,700	28,429
4.500% due 02/15/2036		60,200	56,503
U.S. Treasury Notes
3.000% due 12/31/2006		1,300	1,283
2.250% due 02/15/2007		100	98
3.750% due 03/31/2007		36,200	35,818
3.875% due 09/15/2010		109,090	104,969
4.000% due 11/15/2012		6,000	5,713
4.250% due 11/15/2013		4,400	4,227
4.250% due 11/15/2014		2,600	2,486
4.125% due 05/15/2015		9,000	8,507
4.500% due 11/15/2015		1,900	1,844

Total U.S. Treasury Obligations (Cost $16,478,089)			16,286,428

MORTGAGE-BACKED SECURITIES 1.1%

Banc of America Funding Corp.
4.626% due 02/20/2036		52,263	51,408
Bear Stearns Adjustable Rate Mortgage Trust
4.696% due 11/25/2030		722	722
4.699% due 01/25/2034		5,613	5,523
4.830% due 01/25/2034		3,274	3,226
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		3,702	3,689
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		17,675	17,743
GSR Mortgage Loan Trust
4.541% due 09/25/2035		41,137	40,220
Harborview Mortgage Loan Trust
5.116% due 06/20/2035		3,007	3,014
5.016% due 03/19/2037		2,994	2,997
Mellon Residential Funding Corp.
5.266% due 10/20/2029		599	604
5.189% due 12/15/2030		1,070	1,070
Washington Mutual, Inc.
4.597% due 02/27/2034		4,500	4,419
5.078% due 11/25/2045		14,846	14,881

Total Mortgage-Backed Securities (Cost $150,447)			149,516

ASSET-BACKED SECURITIES 1.4%

AAA Trust
4.681% due 11/26/2035		2,536	2,541
Argent Securities, Inc.
4.938% due 10/25/2035		490	490
4.918% due 11/25/2035		2,823	2,826
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036		5,214	5,217
5.268% due 03/25/2043		279	279
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		2,720	2,722
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		6,400	6,392
EQCC Home Equity Loan Trust
5.026% due 03/20/2030		17	17
Equity One ABS, Inc.
5.118% due 04/25/2034		621	623
FBR Securitization Trust
4.938% due 09/25/2035		676	676
First NLC Trust
4.938% due 02/25/2036		16,139	16,149
GSAMP Trust
4.938% due 12/25/2035		8,271	8,272
GSR Mortgage Loan Trust
4.918% due 11/25/2030		6,509	6,513
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		5,907	5,910
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		6,967	6,973
4.908% due 01/25/2036		9,514	9,520
4.889% due 04/25/2036		17,900	17,900
Mastr Asset-Backed Securities Trust
4.651% due 01/25/2036		4,889	4,892
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		11,222	11,222
Morgan Stanley Capital I
4.822% due 03/25/2036		13,000	13,008
Park Place Securities, Inc.
4.928% due 09/25/2035		2,754	2,756
Quest Trust
4.998% due 03/25/2035		472	472
Residential Asset Securities Corp.
5.118% due 01/25/2034		258	258
4.918% due 10/25/2035		1,315	1,316
4.918% due 11/25/2035		7,003	7,008
4.450% due 01/25/2036		5,955	5,960
4.898% due 01/25/2036		11,430	11,437
4.854% due 04/25/2036		3,500	3,503
Residential Funding Mortgage Securities II, Inc.
4.958% due 09/25/2035		1,096	1,097
SACO I, Inc.
4.928% due 11/25/2020		2,639	2,640
4.928% due 07/25/2035		5,101	5,104
SLM Student Loan Trust
4.653% due 04/25/2014		1,103	1,104
4.633% due 01/26/2015		5,333	5,329
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		768	768
4.918% due 12/25/2035		6,127	6,132
4.888% due 02/25/2036		5,157	5,160
4.910% due 04/25/2036		2,100	2,101
Specialty Underwriting & Residential Finance
4.650% due 12/25/2036		11,209	11,216
Structured Asset Securities Corp.
4.918% due 08/25/2035		5,206	5,210
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035		64	64

Total Asset-Backed Securities (Cost $200,682)			200,777

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.188% due 04/15/2006		1,224	1,213
5.250% due 04/15/2009		2,512	2,513
5.250% due 04/15/2012		382	383
Mexico Government International Bond
6.375% due 01/16/2013		7,493	7,699
Russia Government International Bond
10.000% due 06/26/2007		7,000	7,384

	Shares

United Mexican States Value Recovery Right
0.000% due 06/30/2006		714,000	10

Total Sovereign Issues (Cost $19,348)			19,202

	Principal Amount (000s)

FOREIGN CURRENCY- DENOMINATED (l) ISSUES 2.5%

Canadian Government Bond
4.250% due 12/01/2021 (c)	C$	2,605	3,057
3.000% due 12/01/2036 (c)		16,496	19,016
France Government Bond
1.600% due 07/25/2011 (c)	EC	6,254	7,646
1.600% due 07/25/2015 (c)		3,079	3,738
3.150% due 07/25/2032 (c)		6,579	10,312
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		83,000	100,574
4.250% due 08/01/2014		1,700	2,117
2.150% due 09/15/2014 (c)		2,102	2,634
New Zealand Government Bond
4.500% due 02/15/2016	N$	10,000	8,355
Pylon Ltd.
4.204% due 12/18/2008	EC	20,750	25,473
6.604% due 12/18/2008		40,700	49,924
Republic of Germany
2.675% due 09/13/2006		97,130	116,253

Total Foreign Currency-Denominated Issues (Cost $340,334)			349,099

	Notional Amount (000s)

PURCHASED PUT OPTIONS (l) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	35,600	1,480

Total Purchased Put Options (Cost $1,043)			1,480

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (l) 4.9%

Commercial Paper 1.5%

Bank of England
2.456% due 05/11/2006	EC	100,000	120,871
Cox Communications, Inc.
4.720% due 07/17/2006		$18,200	17,934
Federal Home Loan Bank
4.630% due 04/03/2006		76,000	76,000

			214,805

Tri-Party Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 4.875% due 09/05/2007 valued at $5,555. Repurchase proceeds are $5,447.)		5,445	5,445

Belgium Treasury Bills 1.4%

2.454% due 04/13/2006-05/11/2006 (d)	EC	161,500	195,260

France Treasury Bills 0.2%

2.368% due 04/20/2006		27,200	32,926

Germany Treasury Bills 0.8%

2.653% due 09/13/2006		92,310	109,766

Netherlands Treasury Bills 0.7%

2.469% due 05/31/2006		85,690	103,430

U.S. Treasury Bills 0.2%

4.481% due 06/01/2006-06/15/2006 (d)(e)(g)(h)		$31,235	30,921

Total Short-Term Instruments (Cost $685,623)			692,553

Total Investments (a) 139.8% (Cost $19,939,188)			$19,758,565

Written Options (i) (0.0%) (Premiums $1,590)			(2,209)

Other Assets and Liabilities (Net) (39.8%)			(5,623,785)

Net Assets 100.0%			$14,132,571

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  163

Schedule of Investments (Cont.)

Real Return Fund

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $135,441 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $1,239 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Residual Interest bond.
(g)	Securities with an aggregate market value of $4,058 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(h)	Securities with an aggregate market value of $22,298 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,263	$(1,492)
90-Day Eurodollar December Futures	Long	12/2007	1,838	(1,019)
90-Day Eurodollar June Futures	Long	06/2007	3,101	(2,421)
90-Day Eurodollar March Futures	Long	03/2007	1,694	(1,946)
90-Day Eurodollar March Futures	Long	03/2008	1,417	(566)
90-Day Eurodollar September Futures	Long	09/2007	3,101	(2,224)
Euro-Bund 10-Year Note June Futures	Short	06/2006	1,932	2,621
U.S. Treasury 5-Year Note June Futures	Long	06/2006	6,952	(5,600)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	6,538	(8,300)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	6,217	18,416

				$(2,531)

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	689	$364	$11
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/26/2006	885	841	1,466
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	689	385	732

				$1,590	$2,209

(j)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$179
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	(201)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	291
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	280
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	7,000	(209)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(24)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(30)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(135)
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(45)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.040%	03/15/2010	EC	50,000	15
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	19
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	116
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	206
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	(122)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	(303)
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	0
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	5,891
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	745
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	82
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	56
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	875
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	230
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$197,800	4,057

164  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$50,950	$(314)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	126,000	2,287
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	42,000	1,126
BNP Paribas Bank	1-month U.S. CPI-U	Pay	2.790%	10/07/2015	50,000	(361)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	75,500	(1,018)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	100,000	2,405
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	282,400	5,797
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	114,600	2,350
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	215,800	4,426
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	2,000	51
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	75,300	1,809
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	121,200	140
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	85,200	1,254
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	59,600	1,574

						$33,499

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$23
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	20,000	(306)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	(36)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(28)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	(38)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	17
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	(123)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	(18)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(124)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	(55)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	4
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	10
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	13
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(27)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	(105)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	(49)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(3)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	(36)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	(26)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	(52)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	8
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	28
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(27)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(10)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	37
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	(83)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(89)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	25,000	(184)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	9,700	(65)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	5
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	(9)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	67
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	250
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	(55)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	(292)

						$(1,390)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  165

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2006

(k) Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.250%	08/15/2007	$127,800	$125,187	$125,698
U.S. Treasury Note	3.375%	02/15/2008	147,500	143,821	144,451
U.S. Treasury Note	3.125%	09/15/2008	177,200	170,436	170,694
U.S. Treasury Note	3.625%	05/15/2013	21,600	20,119	20,342
U.S. Treasury Note	4.250%	08/15/2013	141,000	136,206	136,568
U.S. Treasury Note	4.750%	05/15/2014	310,200	309,250	313,525

				$905,019	$911,278

*	Market value includes $8,833 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	106	05/2006	$0	$(1)	$(1)
Sell		598	05/2006	6	0	6
Sell	C$	13,985	05/2006	10	0	10
Sell	EC	677,976	04/2006	1,023	(2,302)	(1,279)
Sell		30,000	06/2006	0	(45)	(45)
Buy	JY	16,712,343	05/2006	434	0	434
Sell	N$	9,977	04/2006	308	0	308
Buy	PZ	4,834	09/2006	0	(9)	(9)
Buy	RR	40,606	09/2006	0	(3)	(3)
Buy	SV	43,453	09/2006	0	(2)	(2)

				$1,781	$(2,362)	$(581)

166  PIMCO Funds Annual Report  |  3.31.06

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 87.5%

Alabama 3.1%

Daphne, Alabama Special Care Facilities Financing Authority Revenue Notes, Series 1988
0.000% due 08/15/2028	$3,500	$3,142
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,128
5.250% due 01/01/2013	4,350	4,595
Montgomery, Alabama Industrial Development Board Revenue Notes, Series 2005
3.170% due 05/01/2021	100	100

		8,965

Alaska 0.8%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2001
3.200% due 12/01/2030	495	495
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,238
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2004
0.000% due 06/30/2006	725	718

		2,451

Arizona 2.8%

Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,327
5.000% due 08/01/2012	2,305	2,452
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,056
Phoenix, Arizona Civic Improvement Corporation Revenue Notes, (MBIA Insured), Series 2004
8.540% due 07/01/2015	1,000	1,200

		8,035

California 5.4%

California State General Obligation Bonds, Series 2004
3.040% due 05/01/2034	150	150
California State Public Works Board Lease Revenue Notes, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,603
Culver, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	646
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,285	2,492
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	7,735	7,790
Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	876

		15,557

Connecticut 1.3%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
2.900% due 07/01/2035	400	400
3.170% due 07/01/2040	2,600	2,600
New Britain, Connecticut General Obligation Notes, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	562

		3,702

Florida 2.7%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	689
Dade County, Florida Guaranteed Entitlement Revenue Notes, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,006
Gulf Breeze, Florida Revenue Notes, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	542
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	250	258
Orlando, Florida Utilities Commission Revenue Notes, Series 2002
3.150% due 10/01/2017	4,575	4,575
Orlando, Florida Waste Water System Revenue Notes, Series 1997
7.276% due 10/01/2015	750	754

		7,824

Illinois 6.8%

Chicago, Illinois Board of Education Certificates of Participation Notes, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,317
Chicago, Illinois Board of Education General Obligation Notes, (CIFG Insured), Series 2005
3.170% due 03/01/2012	5,900	5,900
De Kalb County, Illinois Community Unit School District No 424 General Obligation Notes, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,184
Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	100	116
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,053
Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,142
Illinois State Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	95	96
Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,294
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	723
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,535
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,250
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,097
0.000% due 10/01/2010	15	12

		19,719

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	374

Massachusetts 6.7%

Commonwealth of Massachusetts General Obligation Notes, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,666
Commonwealth of Massachusetts General Obligation Notes, Series 1998
5.250% due 04/01/2011	1,000	1,041
Commonwealth of Massachusetts Revenue Notes, (FGIC Insured), Series 2004
5.634% due 01/01/2016	3,200	3,416
Massachusetts State Bay Transportation Authority Revenue Notes, Series 2004
4.674% due 07/01/2020	7,005	7,005
Massachusetts State Municipal Wholesale Electric Company Revenue Notes, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,414
Massachusetts State Municipal Wholesale Electric Company Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,047
Massachusetts State Port Authority Revenue Notes, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,048
Worcester, Massachusetts General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,846

		19,483

Michigan 4.0%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,019
Michigan State General Obligation Notes, Series 1992
6.250% due 11/01/2012	2,750	3,035
Michigan State Municipal Bond Authority Revenue Notes, Series 2003
5.000% due 05/01/2011	7,000	7,411

		11,465

Nebraska 0.7%

University of Nebraska Revenue Notes, Series 2004
5.000% due 11/01/2006	2,050	2,066

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  167

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

	Principal Amount (000s)	Value (000s)
Nevada 0.5%

Clark County, Nevada General Obligation Notes, (AMBAC Insured), Series 2004
8.530% due 12/01/2015	$1,303	$1,572

New Hampshire 1.4%

New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2003
3.170% due 06/01/2023	3,995	3,995

New Jersey 0.8%

New Jersey State Economic Development Authority Revenue Notes, Series 1998
6.375% due 04/01/2018	500	581
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	1,500	1,622

		2,203

New York 18.3%

Metropolitan, New York Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
3.180% due 11/01/2034	2,500	2,500
Metropolitan, New York Transportation Authority Revenue Notes, Series 2005
3.090% due 11/01/2026	6,000	6,000
New York City, New York General Obligation Notes, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,619
New York City, New York General Obligation Notes, (MBIA Insured), Series 2004
9.290% due 11/01/2015	1,000	1,216
New York City, New York General Obligation Notes, Series 2001
5.250% due 08/01/2012	1,350	1,434
New York City, New York General Obligation Revenue Bonds, Series 1993
3.160% due 08/01/2022	2,800	2,800
New York City, New York General Obligation Revenue Notes, (MBIA Insured), Series 2004
3.090% due 08/15/2022	1,705	1,705
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
3.160% due 06/15/2022	700	700
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,592
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,487
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2001
3.160% due 02/01/2031	10,000	10,000
New York State Dormitory Authority Revenue Notes, (FGIC- TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,462
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	800	882
New York State Energy Research & Development Authority Revenue Bonds, Series 2005
3.160% due 05/01/2039	300	300
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	532
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,011
New York State TSASC Inc. Revenue Notes, Series 1999
5.400% due 07/15/2012	1,700	1,738
New York State TSASC Inc. Revenue Notes, Series 2002
5.000% due 07/15/2014	2,000	2,127
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	2,000	2,139

		53,244

North Carolina 0.4%

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 1993
7.000% due 01/01/2008	1,000	1,048

Ohio 1.9%

Ohio State Air Quality Development Authority Revenue Notes, Series 1995
5.000% due 11/01/2015	1,000	1,041
Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,436

		5,477

Oklahoma 2.2%

Oklahoma City, Oklahoma General Obligation Notes, Series 1999
5.000% due 07/01/2011	100	104
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,298
Tulsa, Oklahoma Airport Improvement Trust General Revenue Notes, (FGIC Insured) , Series 1978
6.400% due 06/01/2006	90	90

		6,492

Oregon 0.4%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	824
5.000% due 10/01/2012	435	451

		1,275

Puerto Rico 1.0%

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,726
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	269

		2,995

Tennessee 0.1%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	330	345

Texas 11.5%

Austin, Texas General Obligation Notes, Series 2003
5.000% due 09/01/2011	2,000	2,113
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2004
5.000% due 02/15/2012	2,450	2,596
Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,659
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
0.000% due 02/15/2015	16,000	10,937
Houston, Texas Water Conveyance System Certificates of Participation Notes, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,081
6.800% due 12/15/2011	3,000	3,445
Laredo, Texas General Obligation Notes, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	401
Lower Colorado River, Texas Revenue Notes, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	431
Sabine River, Texas Pollution Control Authority Revenue Notes, Series 2001
5.500% due 05/01/2022	1,000	1,062
San Antonio, Texas Electricity & Gas Revenue Notes, (BNP Paribas Insured), Series 2005
3.550% due 12/01/2027	1,500	1,497
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	590	634
Texas State Municipal Power Agency Revenue Notes, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,096
University of Texas Revenue Notes, Series 2005
7.260% due 08/15/2013	4,678	5,441

		33,393

Utah 0.5%

Weber County, Utah Hospital Revenue Bonds, Series 2000
3.180% due 02/15/2032	1,300	1,300

Virginia 1.0%

Virginia State Public School Authority General Obligation Notes, (State Aid Withholding Insured), Series 2001
4.000% due 08/01/2006	2,025	2,028
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
5.250% due 06/01/2019	750	762

		2,790

Washington 9.2%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,546
Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,332
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,355

168  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

March 31, 2006

	Principal Amount (000s)	Value (000s)
Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	$1,500	$1,634
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,579
0.000% due 12/01/2019	2,960	1,599
Washington State General Obligation Notes, Series 2001
5.000% due 01/01/2012	2,000	2,096
Washington State Public Power Supply System Revenue Notes, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,026
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,508

		26,675

Washington, D.C. 0.1%

District of Columbia General Obligation Bonds, (MBIA Insured), Series 2002
3.200% due 06/01/2031	420	420

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	110	119

Wisconsin 3.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,285
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,187
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	2,085	2,136
4.500% due 11/01/2010	2,170	2,229
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,052

		10,889

Total Municipal Bonds & Notes (Cost $256,550)		253,873

U.S. TREASURY OBLIGATIONS 10.1%

U.S. Treasury Note
4.250% due 10/15/2010	30,000	29,309

Total U.S. Treasury Obligations (Cost $29,301)		29,309

SHORT-TERM INSTRUMENTS 1.3%

Repurchase Agreement 1.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,354. Repurchase proceeds are $3,286.)	3,285	3,285

U.S. Treasury Bills 0.2%

4.493% due 06/01/2006- 06/15/2006 (a)(b)	590	585

Total Short-Term Instruments (Cost $3,870)		3,870

Total Investments 98.9% (Cost $289,721)		$287,052

Written Options (d) (0.0%) (Premiums $105)		(114)

Other Assets and Liabilities (Net) 1.1%		3,301

Net Assets 100.0%		$290,239

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $585 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	476	$(183)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	33	60

				$(123)

(c)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$109,200	$2,240

(d)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	125	$21	$2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	156	41	41
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	125	43	71

				$105	$114

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  169

Schedule of Investments

Short-Term Fund

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%

OAO Rosneft Oil Co.
6.131% due 12/30/2008	$48	$48
6.368% due 12/30/2008	4,952	4,945

Total Bank Loan Obligations (Cost $4,975)		4,993

CORPORATE BONDS & NOTES 15.8%

Banking & Finance 8.5%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	3,900	3,927
CIT Group Holdings, Inc.
4.810% due 01/30/2009	17,100	17,121
CIT Group, Inc.
5.014% due 11/23/2007	75	75
Citigroup, Inc.
4.730% due 05/02/2008	5,300	5,305
5.000% due 12/26/2008	9,700	9,706
4.707% due 01/30/2009	31,900	31,913
Ford Motor Credit Co.
5.090% due 03/13/2007	708	686
5.880% due 03/21/2007	1,000	985
5.795% due 09/28/2007	2,000	1,920
General Motors Acceptance Corp.
5.645% due 05/18/2006	25	25
6.125% due 09/15/2006	3,332	3,317
5.500% due 01/16/2007	7,422	7,306
5.620% due 03/20/2007	4,450	4,360
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	42,010	42,029
4.944% due 07/23/2009	1,000	1,007
5.265% due 06/28/2010	5,260	5,288
GP Canada Finance Co.
7.200% due 12/15/2006	200	203
HSBC Finance Corp.
4.760% due 05/10/2007	8,380	8,387
5.040% due 09/15/2008	10,280	10,313
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	9,700	9,723
MBNA America Bank N.A.
6.500% due 06/20/2006	8,000	8,026
MBNA Corp.
5.140% due 05/05/2008	6,320	6,370
MBNA Europe Funding PLC
4.950% due 09/07/2007	22,900	22,919
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,200	2,225
6.750% due 08/01/2007	3,530	3,579
Morgan Stanley
4.830% due 02/09/2009	10,100	10,116
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (i)	29,200	29,200
Rabobank Nederland
4.640% due 01/15/2009	14,800	14,808
Riggs Capital Trust
8.625% due 12/31/2026	1,500	1,594
8.625% due 12/31/2026	8,600	9,137
8.875% due 03/15/2027	2,775	2,973
8.875% due 03/15/2027	3,371	3,612
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	19,200	19,210
SLM Corp.
4.743% due 01/25/2007	870	871
Toyota Motor Credit Corp.
4.716% due 09/18/2006	2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006	445	450
Vita Capital Ltd.
6.340% due 01/01/2007	3,000	3,003
VTB Capital S.A.
5.680% due 09/21/2007	11,400	11,409
Wachovia Bank N.A.
4.980% due 03/23/2009	3,300	3,302

		319,150

Industrials 4.1%

Airgas, Inc.
9.125% due 10/01/2011	900	957
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,558
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	5,135	5,141
5.380% due 05/24/2006	5,000	5,002
5.715% due 08/08/2006	400	401
5.100% due 03/07/2007	9,000	9,006
5.360% due 09/10/2007	22,000	22,072
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,003
El Paso Corp.
6.500% due 06/01/2008	3,000	3,008
Electronic Data Systems Corp.
6.334% due 08/17/2006	3,500	3,515
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,212
HCA, Inc.
7.125% due 06/01/2006	7,920	7,979
7.250% due 05/20/2008	650	670
5.250% due 11/06/2008	5,350	5,285
Historic TW, Inc.
8.110% due 08/15/2006	4,464	4,506
8.180% due 08/15/2007	5,381	5,574
HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,747
Host Marriott LP
9.250% due 10/01/2007	100	105
JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,072
Kerr-McGee Corp.
5.875% due 09/15/2006	1,800	1,811
MGM Mirage
9.750% due 06/01/2007	3,300	3,453
News America Holdings, Inc.
7.430% due 10/01/2026	18,500	19,853
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	8,075
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	1,650	1,674
Williams Cos., Inc.
5.935% due 02/16/2007	2,000	2,038
6.375% due 10/01/2010	7,000	6,965
Yum! Brands, Inc.
8.500% due 04/15/2006	9,810	9,819

		154,501

Utilities 3.2%

AT&T, Inc.
4.951% due 11/14/2008	2,000	2,005
BellSouth Corp.
4.258% due 04/26/2021	4,550	4,547
CMS Energy Corp.
9.875% due 10/15/2007	3,100	3,313
8.900% due 07/15/2008	1,300	1,388
7.500% due 01/15/2009	1,000	1,034
Dominion Resources, Inc.
5.049% due 05/15/2006	3,000	3,000
5.265% due 09/28/2007	14,000	14,018
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,392
5.610% due 12/08/2008	9,600	9,611
Florida Power Corp.
5.141% due 11/14/2008	17,400	17,417
NiSource, Inc.
3.628% due 11/01/2006	2,700	2,672
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,023
PSEG Power LLC
6.875% due 04/15/2006	9,859	9,863
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	4,800	4,808
Verizon Global Funding Corp.
4.879% due 08/15/2007	19,400	19,406
Virginia Electric & Power Co.
5.375% due 02/01/2007	385	385

		120,882

Total Corporate Bonds & Notes (Cost $594,621)		594,533

U.S. GOVERNMENT AGENCIES 19.3%

Fannie Mae
2.500% due 06/28/2006	500	497
2.810% due 09/28/2006	4,000	3,955
3.500% due 04/25/2011- 04/25/2017 (d)	4,462	4,406
3.568% due 07/01/2034	112	111
3.765% due 06/01/2034	71	71
4.440% due 11/01/2025	30	30
4.540% due 02/01/2018	35	35
4.546% due 05/01/2021- 04/01/2029 (d)	408	410
4.550% due 09/07/2006	50,000	50,008
4.565% due 05/01/2036	22,221	22,333
4.619% due 09/01/2035	1,502	1,485
4.630% due 05/01/2036	406	408
4.665% due 05/22/2006	37,000	36,991
4.725% due 09/07/2006	105,200	105,196
4.805% due 09/21/2006	15,000	14,999
4.810% due 09/22/2006	38,400	38,398
4.818% due 03/01/2044- 10/01/2044 (d)	31,863	31,970
4.858% due 07/25/2035	1,833	1,834
4.948% due 03/25/2036	1,100	1,102
4.968% due 08/25/2034	4,139	4,135
5.018% due 11/26/2032	2,297	2,297
5.132% due 07/01/2029	466	474
5.168% due 09/25/2042	720	724
5.268% due 10/25/2030	12	12
5.418% due 10/25/2017	551	558
5.470% due 08/01/2026	20	20
5.477% due 01/01/2032	1,751	1,742
5.500% due 02/01/2014- 03/01/2036 (d)	4,358	4,299
5.900% due 08/01/2029	3,419	3,491
6.000% due 02/25/2008	6	6
6.001% due 12/01/2040	1,384	1,416
6.250% due 10/01/2023	39	40
6.500% due 10/25/2023 (b)	78	8
6.500% due 11/01/2008- 10/25/2042 (d)	1,764	1,760
7.000% due 03/01/2013	78	80
9.023% due 06/25/2032	1,227	1,285
Federal Home Loan Bank
2.375% due 12/26/2006	4,600	4,511
2.620% due 04/23/2007	2,390	2,330
3.000% due 04/20/2009- 07/30/2013 (d)	2,600	2,543
3.500% due 05/13/2008- 12/12/2008 (d)	3,235	3,119
4.000% due 01/16/2009	50,000	48,585
4.020% due 06/30/2009	2,000	1,935
4.150% due 01/12/2009	1,950	1,902
4.330% due 03/16/2010	2,500	2,427
4.400% due 02/08/2010	22,340	21,709
4.770% due 06/12/2006- 06/13/2006 (d)	169,100	169,083

170  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Federal Housing Administration
7.350% due 04/01/2019	$322	$322
7.430% due 09/01/2022	90	91
7.435% due 02/01/2019	307	309
Freddie Mac
3.000% due 11/15/2017-12/15/2021 (d)	2,194	2,147
3.500% due 01/15/2013	2,300	2,277
4.000% due 11/15/2022	6,160	6,024
4.750% due 08/01/2017	160	160
4.818% due 10/25/2044- 02/25/2045 (d)	22,607	22,740
4.900% due 11/03/2008	23,200	23,006
5.018% due 07/25/2044	29,301	29,452
5.149% due 06/15/2031	680	684
6.500% due 08/15/2008- 07/25/2043 (d)	4,016	4,042
Government National Mortgage Association
4.000% due 02/20/2032	2,002	2,002
4.250% due 03/20/2029- 03/20/2030 (d)	2,080	2,088
4.375% due 05/20/2021- 05/20/2030 (d)	10,149	10,197
4.500% due 08/20/2029- 09/20/2029 (d)	6,147	6,138
4.625% due 02/20/2019	38	38
4.750% due 07/20/2022- 09/20/2027 (d)	995	1,002
5.125% due 10/20/2017- 10/20/2027 (d)	1,647	1,661
5.251% due 02/16/2030	99	100
6.000% due 01/15/2032- 03/20/2032 (d)	14,821	14,888
7.500% due 02/20/2030	270	279
8.000% due 12/15/2030- 03/15/2032 (d)	297	318
8.500% due 06/20/2027	267	286
Small Business Administration
7.540% due 08/10/2009	188	197

Total U.S. Government Agencies (Cost $726,326)		725,178

U.S. TREASURY OBLIGATIONS 1.6%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	125	127
3.500% due 01/15/2011	456	482
U.S. Treasury Notes
2.250% due 04/30/2006	10,000	9,984
3.375% due 12/15/2008	16,500	15,905
4.000% due 03/15/2010	3,900	3,786
3.875% due 09/15/2010	32,340	31,118

Total U.S. Treasury Obligations (Cost $62,397)		61,402

MORTGAGE-BACKED SECURITIES 6.7%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,541	3,469
Banc of America Funding Corp.
4.626% due 02/20/2036	11,409	11,223
Banc of America Large Loan
4.949% due 11/15/2015	241	241
Banc of America Mortgage Securities
6.634% due 07/25/2032	432	434
5.446% due 10/20/2032	2,409	2,407
6.500% due 02/25/2033	1,696	1,688
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035	38,760	38,202
Bear Stearns Alt-A Trust
5.098% due 02/25/2034	2,276	2,278
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/2020	4,690	4,692
Countrywide Alternative Loan Trust
4.861% due 02/25/2036	7,661	7,686
Countrywide Home Loan Mortgage Pass-Through Trust
5.774% due 07/19/2031	15	15
5.088% due 04/25/2034	303	302
5.158% due 06/25/2035	19,274	19,348
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	176	177
5.368% due 08/25/2033	5,995	6,016
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	1,525	1,532
5.099% due 11/15/2031	943	947
5.049% due 08/15/2032	16,416	16,456
Fremont Home Loan Trust
4.963% due 04/25/2036	2,000	2,001
Greenwich Capital Acceptance, Inc.
6.655% due 06/25/2024	35	36
GSR Mortgage Loan Trust
4.541% due 09/25/2035	12,040	11,772
GSRPM Mortgage Loan Trust
5.218% due 11/25/2031	6,177	6,188
Harborview Mortgage Loan Trust
4.996% due 05/19/2035	4,950	4,959
5.016% due 03/19/2037	2,994	2,996
Indymac Adjustable Rate Mortgage Trust
5.167% due 01/25/2032	14	13
Indymac ARM Trust
6.586% due 01/25/2032	23	23
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,881	1,828
MASTR Seasoned Securities Trust
6.201% due 09/25/2017	932	939
Mellon Residential Funding Corp.
5.266% due 10/20/2029	7,484	7,555
5.189% due 12/15/2030	5,037	5,040
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	1,266	1,271
Residential Funding Mortgage Security
6.500% due 03/25/2032	439	439
Salomon Brothers Mortgage Securities VII
3.222% due 03/18/2036	2,699	2,661
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (b)	179,072	1,012
Sequoia Mortgage Trust
5.156% due 10/20/2027	5,866	5,882
5.116% due 06/20/2032	261	262
5.126% due 07/20/2033	9,772	9,825
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	308	309
5.126% due 03/19/2033	3,411	3,414
1.000% due 03/25/2036	14,900	14,900
Structured Asset Securities Corp.
6.070% due 02/25/2032	571	569
6.150% due 07/25/2032	1,557	1,583
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	862	857
Washington Mutual, Inc.
5.088% due 12/25/2027	11,435	11,434
5.138% due 12/25/2027	5,851	5,859
5.129% due 10/25/2032	1,972	1,961
5.151% due 06/25/2042	6,000	6,036
5.018% due 08/25/2042	5,326	5,275
4.751% due 02/25/2046	7,535	7,544
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035	11,419	11,103

Total Mortgage-Backed Securities (Cost $253,550)		252,659

ASSET-BACKED SECURITIES 8.7%

AAA Trust
4.918% due 11/26/2035	13,618	13,643
ACE Securities Corp.
4.948% due 03/25/2035	1,929	1,931
4.888% due 12/25/2035	3,531	3,533
4.898% due 02/25/2036	658	658
Aegis Asset-Backed Securities Trust
5.018% due 09/25/2034	733	733
4.938% due 03/25/2035	84	84
Ameriquest Mortgage Securities, Inc.
4.898% due 03/25/2035	1,857	1,858
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	1,110	1,113
5.108% due 07/25/2032	13	13
5.168% due 08/25/2032	138	139
Argent Securities, Inc.
5.268% due 09/25/2033	176	176
4.918% due 11/25/2035	9,233	9,241
4.958% due 12/25/2035	10,010	10,017
4.898% due 03/25/2036	4,122	4,125
4.892% due 05/25/2036	2,900	2,902
Asset-Backed Securities Corp. Home Equity
4.918% due 07/25/2035	528	528
4.928% due 11/25/2035	483	483
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032	1,419	1,422
5.268% due 07/25/2033	2,337	2,342
5.068% due 04/25/2035	1,657	1,660
4.888% due 12/25/2035	2,165	2,165
5.018% due 06/15/2043	52	52
Brazos Student Finance Corp.
5.620% due 06/01/2023	3,798	3,828
Carrington Mortgage Loan Trust
4.908% due 05/25/2035	819	819
4.898% due 06/25/2035	2,489	2,491
4.938% due 09/25/2035	17,865	17,879
Centex Home Equity
4.908% due 06/25/2035	3,500	3,503
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033	86	86
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	9,000	8,989
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	124	124
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	400	400
4.908% due 07/25/2035	887	887
4.928% due 09/25/2035	760	761
4.898% due 12/27/2036	4,838	4,841
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	94	94
5.188% due 05/25/2032	171	171
4.978% due 08/25/2033	3,611	3,612
4.898% due 06/25/2035	2,025	2,026
4.898% due 06/25/2035	9,087	9,092
4.968% due 06/25/2035	3,886	3,889
4.908% due 08/25/2035	490	490
4.898% due 10/25/2035	1,100	1,101
4.938% due 11/25/2035	569	569
4.888% due 02/25/2036	1,575	1,577
4.948% due 02/25/2036	2,649	2,650
4.891% due 03/25/2036	200	200
4.888% due 04/25/2036	300	300
Delta Funding Home Equity Loan Trust
5.159% due 09/15/2029	60	60
Equity One ABS, Inc.
5.118% due 04/25/2034	2,400	2,407
FBR Securitization Trust
4.938% due 09/25/2035	6,083	6,088
4.998% due 09/25/2035	6,800	6,805
4.928% due 10/25/2035	6,170	6,175

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  171

Schedule of Investments (Cont.)

Short-Term Fund

	Principal Amount (000s)		Value (000s)
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		$392	$393
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		2,972	2,974
5.468% due 02/25/2034		886	885
4.888% due 03/25/2035		864	864
4.908% due 01/25/2036		5,670	5,674
First NLC Trust
4.928% due 09/25/2035		3,156	3,158
4.928% due 12/25/2035		1,503	1,504
4.938% due 02/25/2036		1,416	1,417
Fremont Home Loan Trust
4.918% due 06/25/2035		13	13
4.908% due 01/25/2036		2,798	2,801
GSAMP Trust
5.138% due 07/25/2032		14	14
5.108% due 03/25/2034		164	164
4.908% due 11/25/2035		1,782	1,783
4.938% due 12/25/2035		853	853
4.891% due 04/25/2036		7,500	7,504
Home Equity Asset Trust
4.898% due 05/25/2036		1,350	1,350
Home Equity Mortgage Trust
1864.938% due 07/25/2035		2,283	2,285
Household Mortgage Loan Trust
5.076% due 05/20/2032		407	407
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		2,090	2,092
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		6,488	6,491
Irwin Home Equity
5.338% due 06/25/2028		90	90
5.088% due 07/25/2032		802	803
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026		3,861	3,863
Long Beach Mortgage Loan Trust
5.168% due 03/25/2032		117	120
5.018% due 11/25/2034		3,806	3,810
4.928% due 06/25/2035		325	325
4.938% due 09/25/2035		4,266	4,269
4.908% due 01/25/2036		1,830	1,831
4.898% due 02/25/2036		2,016	2,017
4.740% due 03/25/2036		3,100	3,099
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		7,562	7,567
4.661% due 12/25/2035		873	874
4.651% due 01/25/2036		5,280	5,284
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2025		198	198
4.898% due 01/25/2037		8,178	8,178
4.850% due 02/25/2037		1,200	1,200
Metris Master Trust
5.096% due 11/20/2009		2,600	2,603
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033		1,647	1,649
4.968% due 11/25/2034		47	47
Morgan Stanley Capital I
4.892% due 02/25/2036		8,400	8,404
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		15	15
Nelnet Student Loan Trust
4.750% due 08/23/2011		300	300
New Century Home Equity Loan Trust
4.908% due 07/25/2035		6,357	6,361
Ocwen Mortgage Loan Asset-Backed Certificates
5.245% due 10/25/2029		796	796
Option One Mortgage Loan Trust
5.088% due 06/25/2032		99	99
5.088% due 08/25/2032		784	785
Park Place Securities, Inc.
4.988% due 02/25/2035		61	61
Quest Trust
5.298% due 02/25/2034		331	331
5.378% due 06/25/2034		2,821	2,829
Renaissance Home Equity Loan Trust
5.258% due 08/25/2033		1,658	1,663
5.318% due 12/25/2033		276	278
4.968% due 10/25/2035		5,474	5,478
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		2,503	2,505
4.958% due 04/25/2026		54	54
5.098% due 06/25/2032		23	23
5.158% due 11/25/2033		1,804	1,805
5.148% due 12/25/2033		1,102	1,103
4.898% due 01/25/2036		8,038	8,043
4.713% due 02/25/2036		3,964	3,967
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,840	1,841
4.918% due 09/25/2025		511	512
4.918% due 05/25/2027		904	905
4.892% due 06/25/2027		2,700	2,702
5.118% due 01/25/2034		361	362
4.908% due 01/25/2036		3,970	3,973
SACO I, Inc.
4.928% due 10/25/2033		293	293
4.898% due 01/25/2034		551	551
Salomon Brothers Mortgage Securities
5.118% due 03/25/2032		311	312
SLM Student Loan Trust
4.653% due 04/25/2014		1,103	1,104
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		702	702
4.928% due 05/25/2035		493	494
4.888% due 02/25/2036		5,443	5,447
4.910% due 04/25/2036		1,400	1,400
4.890% due 05/25/2036		2,300	2,301
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034		82	82
4.650% due 12/25/2036		1,754	1,756
Structured Asset Investment Loan Trust
4.908% due 07/25/2035		692	693
Structured Asset Securities Corp.
5.108% due 01/25/2033		1,478	1,484
4.938% due 03/25/2035		619	619
4.900% due 04/25/2035		6,464	6,278
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		206	205
Wachovia Auto Owner Trust
4.820% due 02/20/2009		8,400	8,384

Total Asset-Backed Securities (Cost $328,363)			328,485

SOVEREIGN ISSUES 1.5%

Brazilian Government International Bond
5.188% due 04/15/2006		8,675	8,599
5.188% due 04/15/2009		5,433	5,460
5.250% due 04/15/2009		16,835	16,840
5.250% due 04/15/2009		824	824
10.710% due 06/29/2009		5,800	6,735
5.250% due 04/15/2012		11,450	11,473
8.000% due 01/15/2018		464	504
Russia Government International Bond
10.000% due 06/26/2007		4,190	4,420

Total Sovereign Issues (Cost $53,335)			54,855

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.0%

France Government Bond
2.562% due 06/15/2006	EC	380	458

Total Foreign Currency-Denominated Issues (Cost $454)			458

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$41,100	0
Strike @ 4.500% Exp. 04/04/2006		60,700	1
Strike @ 4.500% Exp. 04/06/2006		88,500	0
Strike @ 4.750% Exp. 05/02/2006		58,300	0
Strike @ 4.500% Exp. 10/04/2006		78,300	17
Strike @ 4.250% Exp. 10/11/2006		49,600	3
Strike @ 4.250% Exp. 10/12/2006		75,200	5
Strike @ 4.500% Exp. 10/18/2006		230,000	65
Strike @ 4.250% Exp. 10/19/2006		20,500	1
Strike @ 4.250% Exp. 10/25/2006		114,300	9

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $94.875 Exp. 04/13/2006		2,750	52

Total Purchased Call Options (Cost $3,212)			153

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$53,300	420

Total Purchased Put Options (Cost $962)			420

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 40.5%

Certificates of Deposit 3.3%

Countrywide Bank N.A.
4.759% due 09/15/2006		50,100	50,104
Unicredito Italiano SpA
4.882% due 06/16/2006		75,000	75,000

			125,104

Commercial Paper 30.7%

Anz (Delaware), Inc.
4.480% due 04/19/2006		60,000	59,881
Bank of America Corp.
4.500% due 04/25/2006		60,400	60,234
4.760% due 06/06/2006		50,000	49,552
Bank of Ireland
4.500% due 04/20/2006		110,000	109,766
Barclays U.S. Funding Corp.
4.500% due 04/17/2006		10,900	10,881
Carolina Power & Light Co.
4.560% due 04/21/2006		2,400	2,395
CBA (de) Finance
4.490% due 04/20/2006		65,600	65,461

172  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
Cox Communications, Inc.
4.720% due 07/17/2006		$11,547	$11,547
4.990% due 09/15/2006		8,800	8,800
Danske Corp.
4.700% due 06/01/2006		9,000	8,931
Fannie Mae
4.316% due 04/03/2006		93,400	93,400
Federal Home Loan Bank
4.410% due 04/21/2006		36,980	36,899
Florida Power Corp.
4.560% due 04/24/2006		2,300	2,294
Fortis Funding LLC
4.630% due 04/10/2006		100,000	99,910
HBOS Treasury Services PLC
4.615% due 05/08/2006		77,700	77,351
4.610% due 05/10/2006		41,900	41,702
Nordea N.A., Inc.
4.485% due 04/19/2006		10,000	9,980
Societe Generale N.A.
4.760% due 06/12/2006		56,900	56,342
Statens Bostadsfin Bank
4.380% due 04/19/2006		39,500	39,423
Svenska Handelsbanken, Inc.
4.495% due 04/24/2006		95,000	94,751
UBS Finance Delaware LLC
4.505% due 04/24/2006		46,700	46,577
4.670% due 05/23/2006		70,400	69,943
Westpac Capital Corp.
4.620% due 05/08/2006		100,000	99,551

			1,155,571

France Treasury Bills 3.2%

2.390% due 04/20/2006	EC	100,000	121,048

Germany Treasury Bills 2.4%

0.380% due 07/12/2006- 09/13/2006 (d)		73,970	88,787

Netherlands Treasury Bills 0.1%

2.470% due 04/28/2006		3,000	3,629

Spain Treasury Bills 0.3%

0.000% due 06/23/2006		11,000	13,179

U.S. Treasury Bills 0.5%

4.500% due 06/01/2006- 06/15/2006 (d)(e)(f)		$17,670	17,504

Total Short-Term Instruments (Cost $1,522,558)			1,524,822

Total Investments (a) 94.3% (Cost $3,550,753)			$3,547,958

Written Options (h) (0.3%) (Premiums $8,043)			(9,030)

Other Assets and Liabilities (Net) 6.0%			224,737

Net Assets 100.0%			$3,763,665

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $93,544 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $16,630 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	17	$(57)
90-Day Eurodollar June Futures	Long	06/2006	122	(351)
90-Day Eurodollar September Futures	Long	09/2006	2,154	(4,265)
U.S. Treasury 5-Year Note Futures	Long	06/2006	620	(506)

				$(5,179)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$61,500	$(380)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	5,800	(119)
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(522)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	2,100	28

						$(993)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  173

Schedule of Investments (Cont.)

Short-Term Fund

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(14)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	16
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	67
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	500	2
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	13,400	52
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	3
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	(21)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(34)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(23)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	41
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(93)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	16
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	5
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(15)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	36
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	6
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	12
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(3)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	(8)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(3)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	5

						$(35)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$113.000	05/26/2006	528	$114	$8
Put - CBOT U.S. Treasury 10-Year Note June Futures		104.000	05/26/2006	528	196	66
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	5,619	4,337	7,410

				Principal Amount
Call - OTC News America Holdings 7.430% due 10/01/2026		100.000	10/01/2006	$18,500	0	1,266

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	53,300	441	142

					$5,088	$8,892

174  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$8,700	$60	$2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	18,100	132	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	18,200	215	12
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	38,300	290	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	21,400	160	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	49,100	346	15
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	32,500	236	7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	99,000	988	87
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	26,000	194	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	15,100	180	10
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	25,100	154	0

							$2,955	$138

(i)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,947	$3,927	0.00%
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	29,200	29,200	0.01

				$33,147	$33,127	0.01%

(j)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	11/01/2035	$2,283	$2,247	$2,233
U.S. Treasury Note	5.500%	05/15/2009	6,625	6,762	6,908
U.S. Treasury Note	4.250%	08/15/2015	75,800	72,840	72,784

				$81,849	$81,925

*	Market value includes $705 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	31,032	03/2007	$0	$(15)	$(15)
Sell	EC	2,504	04/2006	0	(22)	(22)
Sell		181,726	06/2006	387	(452)	(65)
Buy	JY	5,467,942	05/2006	142	0	142

				$529	$(489)	$40

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  175

Schedule of Investments

StocksPLUS® Fund

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
6.880% due 12/20/2012	$4,762	$4,801
6.979% due 12/20/2012	226	228

Total Bank Loan Obligations (Cost $4,988)		5,029

CORPORATE BONDS & NOTES 21.7%

Banking & Finance 11.6%

American Express Credit Corp
4.720% due 06/12/2007	2,700	2,701
American General Finance Corp.
4.980% due 03/23/2007	900	901
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	300	297
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	2,900	2,905
CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,685
Citigroup Global Markets Holdings, Inc.
4.890% due 03/07/2008	7,100	7,104
Citigroup, Inc.
5.000% due 12/26/2008	1,600	1,601
Eli Lilly Services, Inc.
4.940% due 09/12/2008	9,800	9,813
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	704
Export-Import Bank of Korea
4.990% due 11/16/2010	5,900	5,902
Ford Motor Credit Co.
6.500% due 01/25/2007	5,700	5,679
5.090% due 03/13/2007	2,700	2,618
5.880% due 03/21/2007	9,400	9,264
7.200% due 06/15/2007	900	888
5.795% due 09/28/2007	2,600	2,496
4.950% due 01/15/2008	600	559
General Motors Acceptance Corp.
5.645% due 05/18/2006	5,600	5,584
6.125% due 02/01/2007	1,900	1,871
6.090% due 09/23/2008	7,400	6,989
Goldman Sachs Group, Inc.
5.060% due 03/30/2007	2,200	2,203
4.669% due 10/05/2007	700	702
5.025% due 12/22/2008	3,600	3,603
HSBC Finance Corp.
6.538% due 11/13/2007	10,100	10,303
5.040% due 09/15/2008	1,400	1,405
John Deere Capital Corp.
5.045% due 06/28/2006	900	900
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	2,500	2,506
Morgan Stanley
4.830% due 02/09/2009	2,800	2,804
4.850% due 01/18/2011	3,300	3,310
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	600	608
7.440% due 07/03/2008	500	508
Prudential Financial, Inc.
5.040% due 06/13/2008	4,400	4,409
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	3,400	3,402
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	5,800	5,806
4.990% due 09/19/2008	6,500	6,506
Toyota Motor Credit Corp.
4.716% due 09/18/2006	2,800	2,800
Vita Capital Ltd.
6.340% due 01/01/2007	300	300

		121,636

Industrials 6.2%

Continental Cablevision, Inc.
8.300% due 05/15/2006	2,500	2,508
Cox Communications, Inc.
5.450% due 12/14/2007	1,300	1,309
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	6,940	6,942
5.100% due 03/07/2007	2,900	2,902
5.360% due 09/10/2007	1,800	1,806
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,012
El Paso Corp.
7.625% due 08/16/2007	2,360	2,413
Electronic Data Systems Corp.
6.334% due 08/17/2006	1,800	1,808
General Electric Co.
4.910% due 12/09/2008	9,600	9,603
HCA, Inc.
7.250% due 05/20/2008	590	608
Host Marriott LP
9.500% due 01/15/2007	150	155
JC Penney Corp, Inc.
7.375% due 08/15/2008	700	730
Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,691
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,393
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	3,800	3,803
Pemex Project Funding Master Trust
5.430% due 12/03/2012	3,600	3,597
Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,221
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,090
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	5,400	5,479
Williams Cos., Inc.
5.935% due 02/16/2007	4,300	4,381

		65,451

Utilities 3.9%

AT&T, Inc.
4.951% due 11/14/2008	1,800	1,805
BellSouth Corp.
4.258% due 04/26/2021	2,100	2,099
CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,840
Consolidated Natural Gas Co.
5.375% due 11/01/2006	2,500	2,500
Dominion Resources, Inc.
5.265% due 09/28/2007	3,000	3,004
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,000	3,004
Florida Power Corp.
5.141% due 11/14/2008	1,900	1,902
NiSource Finance Corp.
3.628% due 11/01/2006	1,200	1,188
5.344% due 11/23/2009	600	603
Progress Energy, Inc.
5.030% due 01/15/2010	1,500	1,506
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	1,800	1,803
Qwest Corp.
8.160% due 06/15/2013	3,400	3,757
Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,981
Southern California Edison Co.
4.767% due 02/02/2009	2,000	2,001

		40,993

Total Corporate Bonds & Notes (Cost $228,253)		228,080

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	2,240	2,256

Total Municipal Bonds & Notes (Cost $2,230)		2,256

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
4.282% due 11/28/2035	325	325
4.440% due 07/01/2018	282	281
4.483% due 07/01/2028	63	63
4.502% due 11/01/2028	95	95
4.506% due 11/01/2028	85	85
4.520% due 04/01/2028	55	55
4.541% due 11/01/2027	69	69
4.546% due 04/01/2018	58	58
4.619% due 09/01/2035	10,691	10,572
4.727% due 12/01/2033	4,233	4,191
4.810% due 09/22/2006	6,300	6,300
4.813% due 04/01/2035	9,122	9,005
4.868% due 09/25/2035	3,485	3,487
4.906% due 02/01/2027	8	8
4.938% due 03/25/2034	3,789	3,794
4.997% due 12/01/2023	5	5
5.000% due 01/10/2019- 04/25/2033 (e)	49,593	48,352
5.218% due 05/25/2031- 11/25/2032 (e)	7,561	7,589
5.495% due 12/01/2036	2,562	2,562
5.500% due 09/01/2033- 05/11/2036 (e)	49,386	48,241
5.540% due 09/01/2034	2,648	2,645
5.560% due 05/01/2022	9	9
5.616% due 11/01/2035	2,118	2,168
5.664% due 08/01/2029	50	50
6.000% due 01/01/2017- 10/01/2033 (e)	1,702	1,725
6.500% due 09/25/2008- 03/25/2023 (c)(e)	9	0
7.000% due 02/01/2015- 03/01/2015 (e)	1,968	2,025
7.500% due 09/01/2015- 05/01/2016 (e)	1,458	1,526
8.000% due 03/01/2030- 07/01/2031 (e)	314	335
Federal Home Loan Bank
0.000% due 02/05/2007- 02/27/2012 (e)	3,500	3,123
Freddie Mac
4.718% due 06/01/2035	7,327	7,140
4.725% due 07/01/2019	767	774
4.818% due 02/25/2045	4,684	4,703
5.000% due 07/15/2024	5,700	5,649
5.099% due 12/15/2030	1,835	1,843
5.149% due 06/15/2018	707	708
5.257% due 06/01/2022	56	57
5.500% due 11/15/2015- 08/15/2030 (e)	294	293
5.700% due 02/15/2031	456	456
5.765% due 12/01/2022	96	98
6.000% due 03/01/2016- 10/01/2033 (e)	7,322	7,335
6.500% due 10/25/2043	3,469	3,495
8.500% due 04/01/2025- 06/01/2025 (e)	29	31
Government National Mortgage Association
4.000% due 07/16/2027	1,114	1,101
4.375% due 02/20/2026- 02/20/2028 (e)	1,593	1,602

176  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)		Value (000s)
4.750% due 07/20/2018-07/20/2027 (e)		$3,340	$3,360
5.125% due 12/20/2022-12/20/2027 (e)		635	639
5.176% due 09/20/2030		7	7
8.000% due 04/20/2030		297	316

Total U.S. Government Agencies (Cost $201,353)			198,350

U.S. TREASURY OBLIGATIONS 1.5%

Treasury Inflation Protected Security
3.625% due 01/15/2008 (d)(g)		15,094	15,511

Total U.S. Treasury Obligations (Cost $15,935)			15,511

MORTGAGE-BACKED SECURITIES 7.1%

Banc of America Funding Corp.
4.115% due 05/25/2035		2,560	2,480
Banc of America Mortgage Securities
6.500% due 10/25/2031		1,406	1,418
Bank Mart
3.689% due 03/01/2019 (j)		1,058	1,021
Bear Stearns Adjustable Rate Mortgage Trust
5.925% due 06/25/2032		394	392
5.346% due 02/25/2033		420	418
5.062% due 04/25/2033		931	927
4.196% due 01/25/2034		1,422	1,412
4.678% due 01/25/2034		3,375	3,321
4.750% due 10/25/2035		10,579	10,427
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,728	2,718
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		2,461	2,426
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032		1,865	1,876
6.173% due 06/25/2032		117	117
6.222% due 06/25/2032		142	143
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030		22	22
Fund America Investors Corp.
5.627% due 06/25/2023		22	23
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		1,974	1,979
GSR Mortgage Loan Trust
5.168% due 01/25/2034		682	683
Impac CMB Trust
5.218% due 07/25/2033		2,666	2,668
5.198% due 10/25/2033		246	247
5.068% due 04/25/2034		1,601	1,603
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		873	867
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,425	2,358
Mellon Residential Funding Corp.
4.989% due 06/15/2030		6,473	6,465
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		873	847
MLCC Mortgage Investors, Inc.
5.745% due 01/25/2029		3,443	3,514
Prime Mortgage Trust
5.218% due 02/25/2019		279	280
5.218% due 02/25/2034		1,105	1,108
Resecuritization Mortgage Trust
5.068% due 04/26/2021		8	8
Residential Funding Mortgage Security
6.500% due 03/25/2032		996	996
Salomon Brothers Mortgage Securities
5.996% due 12/25/2030		1,289	1,288
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,273	1,270
5.098% due 02/25/2036		1,297	1,296
Washington Mutual, Inc.
4.597% due 02/27/2034		2,723	2,673
4.915% due 11/25/2034		3,902	3,908
5.151% due 06/25/2042		3,962	3,986
5.108% due 10/25/2045		1,317	1,324
5.088% due 12/25/2045		2,541	2,548
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,067	4,030

Total Mortgage-Backed Securities (Cost $75,785)			75,087

ASSET-BACKED SECURITIES 6.5%

AAA Trust
4.918% due 11/26/2035		1,767	1,770
AFC Home Equity Loan Trust
4.968% due 06/25/2028		756	756
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035		1,101	1,102
Argent Securities, Inc.
4.938% due 10/25/2035		2,100	2,102
4.958% due 12/25/2035		6,463	6,468
Asset-Backed Securities Corp. Home Equity
4.978% due 05/25/2035		3,520	3,523
Bear Stearns Asset-Backed Securities, Inc.
4.918% due 03/25/2035		161	161
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		553	554
Chase Funding Mortgage Loan Asset-Backed Certificates
5.188% due 10/25/2032		473	475
Citigroup Mortgage Loan Trust, Inc.
4.918% due 07/25/2035		700	701
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		576	577
5.148% due 05/25/2043		32	32
First NLC Trust
4.928% due 12/25/2035		1,578	1,580
Fremont Home Loan Trust
4.908% due 01/25/2036		2,544	2,546
GSAMP Trust
4.938% due 12/25/2035		4,860	4,861
GSR Mortgage Loan Trust
4.918% due 12/25/2030		2,622	2,623
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		4,433	4,439
4.908% due 01/25/2036		2,836	2,838
New Century Home Equity Loan Trust
4.928% due 09/25/2035		938	939
Novastar Home Equity Loan
5.093% due 04/25/2028		240	240
Residential Asset Mortgage Products, Inc.
5.068% due 02/25/2034		2,861	2,866
4.918% due 05/25/2035		3,606	3,608
Residential Asset Securities Corp.
5.118% due 01/25/2034		456	456
4.928% due 09/25/2035		2,850	2,852
SACO I, Inc.
4.928% due 07/25/2035		1,966	1,967
Securitized Asset-Backed Receivables LLC Trust
4.908% due 03/25/2035		777	777
SG Mortgage Securities Trust
4.918% due 10/25/2035		4,570	4,574
SLM Student Loan Trust
4.960% due 03/15/2013		629	630
4.643% due 07/25/2013		2,601	2,604
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		603	603
4.918% due 12/25/2035		1,332	1,333
Structured Asset Securities Corp.
4.948% due 12/25/2035		4,794	4,797
Wachovia Auto Owner Trust
4.820% due 02/20/2009		3,300	3,294

Total Asset-Backed Securities (Cost $68,597)			68,648

SOVEREIGN ISSUES 1.4%

Brazilian Government International Bond
5.188% due 04/15/2006		932	924
5.250% due 04/15/2009		2,471	2,472
5.250% due 04/15/2012		382	383
8.000% due 01/15/2018		2,600	2,824
Hydro Quebec
5.125% due 09/29/2049		1,200	1,130
Korea Development Bank
5.050% due 11/22/2012		2,200	2,203
Mexico Government International Bond
5.280% due 01/13/2009		4,700	4,758

Total Sovereign Issues (Cost $14,273)			14,694

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.8%

New Zealand Government Bond
4.500% due 02/15/2016	N$	9,750	8,146

Total Foreign Currency-Denominated Issues (Cost $6,671)			8,146

	Notional Amount (000s)
PURCHASED CALL OPTIONS (k) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	5,700	4
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$13,000	0
Strike @ 4.500% Exp. 04/06/2006		17,600	0
Strike @ 4.750% Exp. 05/02/2006		43,000	0
Strike @ 4.500% Exp. 10/04/2006		32,700	7
Strike @ 4.250% Exp. 10/11/2006		21,000	1
Strike @ 4.250% Exp. 10/12/2006		20,000	1
Strike @ 4.500% Exp. 10/18/2006		39,000	11
Strike @ 4.250% Exp. 10/19/2006		6,000	1
Strike @ 4.250% Exp. 10/24/2006		11,000	1
Strike @ 4.250% Exp. 10/25/2006		27,000	2
Strike @ 4.800% Exp. 12/22/2006		37,000	58
Strike @ 5.000% Exp. 03/08/2007		35,000	122
Strike @ 5.000% Exp. 03/08/2007		19,000	66

Total Purchased Call Options (Cost $1,267)			274

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  177

Schedule of Investments (Cont.)

StocksPLUS® Fund

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		2,095	$13
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		2,486	16
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		25	0
S&P 500 Index (OTC)
Strike @ $725.000 Exp. 04/13/2006		50	0
Strike @ $700.000 Exp. 04/13/2006		929	0

	Notional Amount (000s)
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY 115.000 Exp. 05/18/2006		$1,100	7
Strike @ JY 115.000 Exp. 05/26/2006		5,500	44
Strike @ JY 116.000 Exp. 05/26/2006		2,600	26

Total Purchased Put Options (Cost $208)			106

	Shares
PREFERRED STOCK 0.9%

DG Funding Trust
6.777% due 12/31/2049		913	9,686

Total Preferred Stock (Cost $9,564)			9,686

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (k) 45.7%

Belgium Treasury Bills 1.0%

1.010% due 04/13/2006	EC	8,600	10,415

Commercial Paper 25.1%

Bank of Ireland
4.605% due 05/09/2006		$18,200	18,116
Barclays U.S. Funding Corp.
4.500% due 04/18/2006		32,800	32,739
Cox Communications, Inc.
4.720% due 07/17/2006		1,200	1,200
Danske Corp.
4.510% due 04/26/2006		31,700	31,609
Florida Power Corp.
4.630% due 04/28/2006		2,500	2,492
Freddie Mac
4.650% due 04/03/2006		24,000	24,000
HBOS Treasury Services PLC
4.680% due 05/24/2006		32,000	31,788
IXIS Commercial Paper Corp.
4.470% due 05/02/2006		34,100	33,977
4.660% due 05/22/2006		2,500	2,484
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		20,800	20,782
4.840% due 06/22/2006		8,800	8,702
4.855% due 06/29/2006		6,400	6,322
Societe Generale N.A.
4.430% due 04/06/2006		12,400	12,395
UBS Finance Delaware LLC
4.440% due 04/10/2006		26,000	25,978
4.660% due 05/08/2006		10,400	10,344
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		1,600	1,599

			264,527

Tri-Party Repurchase Agreement 0.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $5,568. Repurchase proceeds are $5,457.)		5,455	5,455

France Treasury Bills 8.7%

2.455% due 05/24/2006-07/20/2006 (e)	EC	76,010	91,738

Germany Treasury Bill 0.2%

2.675% due 09/13/2006		1,530	1,831

Netherlands Treasury Bills 5.0%

2.469% due 04/28/2006-05/31/2006 (e)		43,150	52,087

U.S. Treasury Bills 5.2%

4.496% due 06/01/2006-06/15/2006 (e)(f)(g)		54,925	54,406

Total Short-Term Instruments (Cost $477,736)			480,459

Total Investments (a) 105.2% (Cost $1,106,860)			$1,106,326

Written Options (i) (0.5%) (Premiums $3,945)			(5,187)

Other Assets and Liabilities (Net) (4.7%)			(49,124)

Net Assets 100.0%			$1,052,015

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $15,536 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $68,927 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	612	$(295)
90-Day Eurodollar December Futures	Short	12/2008	215	105
90-Day Eurodollar June Futures	Long	06/2007	575	(287)
90-Day Eurodollar June Futures	Short	06/2008	215	104
90-Day Eurodollar March Futures	Short	03/2008	215	104
90-Day Eurodollar September Futures	Long	09/2007	77	(40)
90-Day Eurodollar September Futures	Short	09/2008	215	106
S&P 500 Emini Index June Futures	Long	06/2006	9,211	4,255
S&P 500 Index June Futures	Long	06/2006	1,317	3,403
U.S. Treasury 10-Year Note June Futures	Long	06/2006	21	(19)

				$7,436

178  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	$(8)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	(9)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	4
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	4
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	24
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(27)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(43)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(51)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$7,600	102
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		100	(2)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		10,800	272

							$266

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006	$1,100	$22
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(11)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	6,600	26
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	12
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	12
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%	06/20/2006	10,000	(5)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	56
Lehman Brothers, Inc.	Russia Government International Bond, 5.000%
	until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	14
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	2,400	16
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2006	2,500	18
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	16
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	57
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	(2)

						$323

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	11,569	$190
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45,088	(850)

					$(660)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  179

Schedule of Investments (Cont.)

StocksPLUS® Fund

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	178	$35	$11
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	34	8	6
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	178	24	47
Call - CME S&P 500 Index June Futures		1,320.000	06/16/2006	68	364	294
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	36	20	28
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	34	16	31
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	3,092	2,047	4,290
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	75	79	145

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$1,100	4	2
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	1,700	9	4
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	3,800	28	10

					$2,634	$4,868

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	1,500	$22	$6
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		4,700	22	32
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$3,000	21	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		5,900	69	4
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		16,000	210	63
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		15,000	145	119
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		7,500	57	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		18,000	114	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		9,000	67	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		17,000	168	15
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		12,000	85	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		9,000	65	2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		6,000	45	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		8,000	95	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		8,000	89	63
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		5,000	37	2

								$1,311	$319

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	07/07/1995	$1,061	$1,021	0.10%

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	3,310	05/2006	$0	$(55)	$(55)
Buy	CY	9,454	03/2007	0	(3)	(3)
Buy	EC	1,669	04/2006	0	(1)	(1)
Sell		14,557	04/2006	1	(63)	(62)
Sell		105,288	06/2006	295	(231)	64
Buy	JY	4,145,383	05/2006	61	(34)	27
Sell	N$	11,459	04/2006	356	0	356

				$713	$(387)	$326

180  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

(l)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$9,000	$(1)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	1,000	0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	4,000	(1)

		$(2)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  181

Schedule of Investments

Total Return Mortgage Fund

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 109.5%

Fannie Mae
0.000% due 07/25/2022 (b)	$61	$47
2.865% due 07/01/2011	910	903
2.917% due 07/01/2011	2,189	2,173
4.247% due 10/25/2008	62	61
4.449% due 12/01/2034	3,028	3,068
4.500% due 07/01/2020- 05/16/2021 (c)	10,751	10,275
4.817% due 08/01/2042	847	850
4.818% due 08/01/2042- 10/01/2044 (c)	4,154	4,176
5.000% due 06/01/2018- 05/11/2036 (c)	136,647	132,926
5.168% due 11/25/2032	135	135
5.176% due 04/18/2028	12	12
5.210% due 05/01/2023	37	38
5.215% due 11/01/2018	6	6
5.318% due 03/25/2032- 07/25/2034 (c)	9,037	9,064
5.433% due 04/01/2007	1,579	1,579
5.500% due 05/16/2021- 05/11/2036 (c)	207,856	203,199
5.591% due 05/01/2033	2,110	2,110
5.750% due 01/01/2021	18	18
5.844% due 04/25/2023	6	6
5.925% due 10/01/2028	14	15
6.000% due 01/01/2032- 04/12/2036 (c)	48,822	48,834
6.500% due 09/25/2023- 09/01/2034 (c)	1,618	1,660
7.000% due 09/25/2023	5	5
7.500% due 06/01/2030- 08/01/2031 (c)	361	377
7.750% due 08/25/2022	43	46
Federal Home Loan Bank
8.300% due 02/27/2012	2,000	1,752
Federal Housing Administration
5.022% due 10/25/2022	801	808
7.430% due 06/01/2019	338	341
Freddie Mac
3.500% due 12/15/2022	3	3
4.440% due 02/01/2018	86	86
4.500% due 04/01/2020- 03/15/2021 (c)	42	41
4.818% due 10/25/2044- 02/25/2045 (c)	10,580	10,642
5.000% due 07/01/2035- 01/01/2036 (c)	68,912	65,606
5.500% due 12/01/2017- 04/12/2036 (c)	41,932	41,050
5.568% due 11/01/2028	12	12
5.873% due 08/01/2025	19	19
6.000% due 05/01/2035- 04/12/2036 (c)	24,018	24,033
6.021% due 05/01/2032	80	83
6.500% due 12/15/2023- 03/15/2024 (c)	117	119
6.697% due 07/01/2030	48	49
8.000% due 06/15/2026	35	37
Government National Mortgage Association
4.375% due 02/20/2017- 03/20/2027 (c)	61	61
4.500% due 02/20/2018- 08/20/2033 (c)	1,499	1,399
4.625% due 03/20/2016- 03/20/2018 (c)	126	127
4.750% due 07/20/2022- 08/20/2026 (c)	85	86
4.951% due 02/16/2032	910	911
5.001% due 08/16/2032	2,087	2,093
5.125% due 12/20/2021- 11/20/2023 (c)	37	38
5.500% due 03/15/2033- 04/20/2036 (c)	24,724	24,490
7.500% due 05/15/2027- 08/15/2027 (c)	10	9

Total U.S. Government Agencies (Cost $ 603,308)		595,478

MORTGAGE-BACKED SECURITIES 9.8%

Banc of America Mortgage Securities
5.522% due 10/20/2032	109	108
Banc of America Structural Security Trust
5.220% due 10/11/2033	1,000	1,010
Banktrust Mortgage Trust
5.700% due 12/01/2023	191	190
CC Mortgage Funding Corp.
5.098% due 01/25/2035	726	726
Countrywide Alternative Loan Trust
5.028% due 05/25/2035	3,653	3,659
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	1,039	1,021
5.138% due 03/25/2035	5,468	5,494
5.045% due 04/25/2035	4,228	4,239
5.108% due 04/25/2035	3,309	3,325
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	176	177
5.148% due 03/25/2032	160	160
5.368% due 08/25/2033	336	337
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	676	667
Indymac Index Mortgage Loan Trust
5.148% due 09/25/2034	2,753	2,761
5.138% due 01/25/2035	4,103	4,125
5.058% due 03/25/2035	5,027	5,041
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,843	1,783
Mellon Residential Funding Corp.
4.209% due 07/25/2029	37	37
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	73	73
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	67	67
Prime Mortgage Trust
5.000% due 02/25/2019	930	899
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	888	907
Sequoia Mortgage Trust
5.126% due 10/19/2026	926	929
5.156% due 10/20/2027	356	357
5.116% due 05/20/2032	261	262
5.076% due 08/20/2032	336	336
5.126% due 07/20/2033	602	606
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	463	463
Structured Asset Securities Corp.
6.118% due 08/25/2032	49	49
5.318% due 11/25/2033	18	19
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026	5	5
Washington Mutual, Inc.
5.088% due 12/25/2027	3,511	3,511
5.088% due 12/26/2045	6,744	6,761
4.751% due 02/25/2046	2,974	2,978

Total Mortgage-Backed Securities (Cost $53,102)		53,082

ASSET-BACKED SECURITIES 11.1%

AAA Trust
4.918% due 11/26/2035	2,079	2,083
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	52	52
5.108% due 07/25/2032	25	25
Argent Securities, Inc.
4.898% due 03/25/2036	3,110	3,112
Bear Stearns Asset-Backed Securities, Inc.
5.108% due 02/25/2026	561	562
5.088% due 07/25/2035	3,958	3,961
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	1,383	1,384
Centex Home Equity
5.118% due 01/25/2032	84	84
4.908% due 06/25/2035	1,954	1,955
4.928% due 10/25/2035	1,494	1,495
Chase Credit Card Master Trust
5.129% due 11/17/2008	4,100	4,105
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	184	184
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	600	601
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,853
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032	27	27
4.998% due 01/25/2035	1,905	1,916
EMC Mortgage Loan Trust
5.568% due 08/25/2040	416	423
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 02/25/2034	201	201
Fremont Home Loan Trust
4.918% due 06/25/2035	60	60
4.908% due 01/25/2036	5,003	5,007
GSAMP Trust
4.918% due 03/25/2035	435	435
GSR Mortgage Loan Trust
4.918% due 12/25/2030	5,877	5,880
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033	3,446	3,458
Home Equity Asset Trust
5.118% due 11/25/2032	3	3
Home Equity Mortgage Trust
4.938% due 07/25/2035	938	939
Household Mortgage Loan Trust
5.076% due 05/20/2032	145	145
Indymac Residential Asset-Backed Trust
4.928% due 03/25/2035	665	666
4.918% due 03/25/2036	4,372	4,375
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036	4,574	4,577
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	10	10
Nissan Auto Lease Trust
2.900% due 08/15/2007	1,629	1,619
Park Place Securities, Inc.
4.898% due 06/25/2035	2,813	2,814
Quest Trust
5.298% due 02/25/2034	256	256
5.378% due 06/25/2034	434	435
Renaissance Home Equity Loan Trust
5.198% due 12/25/2032	232	232
5.258% due 08/25/2033	634	636
5.018% due 02/25/2035	214	214
Residential Asset Mortgage Products, Inc.
5.158% due 09/25/2033	100	100
2.917% due 04/25/2034	232	234
4.918% due 05/25/2035	611	611
Securitized Asset-Backed Receivables LLC Trust
4.938% due 01/25/2036	1,641	1,642
Soundview Home Equity Loan Trust
4.888% due 02/25/2036	1,910	1,911
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	35	35

182  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.
5.108% due 01/25/2033	$43	$43

Total Asset-Backed Securities (Cost $60,354)		60,360

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006	95,000	27
Strike @ 4.730% Exp. 02/01/2007	54,000	86
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006	5,000	0

Total Purchased Call Options (Cost $758)		113

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	491	3

Total Purchased Put Options (Cost $5)		3

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 13.3%

Commercial Paper 11.8%

Bank of Ireland
4.680% due 05/23/2006	$2,300	2,285
Barclays U.S. Funding Corp.
4.675% due 05/22/2006	2,100	2,087
Danske Corp.
4.700% due 06/01/2006	3,600	3,572
4.830% due 06/26/2006	1,300	1,285
General Electric Capital Corp.
4.870% due 06/29/2006	9,800	9,681
HBOS Treasury Services PLC
4.670% due 05/23/2006	11,500	11,425
Nordea N.A., Inc.
4.740% due 06/02/2006	10,300	10,213
Societe Generale N.A.
4.760% due 06/12/2006	3,800	3,763
UBS Finance Delaware LLC
4.660% due 05/22/2006	300	298
4.850% due 06/29/2006	3,300	3,260
Westpac Capital Corp.
4.700% due 05/23/2006	3,200	3,179
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006	13,300	13,216

		64,264

Repurchase Agreement 1.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $7,260. Repurchase proceeds are $7,119.)	7,116	7,116

U.S. Treasury Bills 0.2%

4.500% due 06/15/2006 (d)	1,225	1,212

Total Short-Term Instruments (Cost $72,607)		72,592

Total Investments (a) 143.7% (Cost $790,134)		$781,628

Written Options (f) (0.0%) (Premiums $760)		(127)

Other Assets and Liabilities (Net) (43.7%)		(237,453)

Net Assets 100.0%		$544,048

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $15,253 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal only security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	216	$(49)
90-Day Eurodollar December Futures	Long	12/2007	258	(94)
90-Day Eurodollar June Futures	Long	06/2007	258	(106)
90-Day Eurodollar March Futures	Long	03/2007	258	(110)
90-Day Eurodollar September Futures	Long	09/2007	258	(97)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	158	(182)

				$(638)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  183

Schedule of Investments (Cont.)

Total Return Mortgage Fund

March 31, 2006

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.00%	06/21/2016	$6,700	$138
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $ 119	07/01/2011	3,000	(101)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.00%	06/21/2016	35,800	465
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.00%	06/21/2013	5,000	(30)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.00%	06/21/2016	20,400	416

						$888

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $ 900	09/18/2027	3,000,000	$9

(f)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	$41,000	$409	$36
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	11,400	161	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	23,200	190	91

							$760	$127

184  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 26 funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income in the Statements of Operations.

3.31.06  |  PIMCO Funds Annual Report  185

Notes to Financial Statements (Cont.)

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible and StocksPLUS® Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the Convertible and StocksPLUS® Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible and StocksPLUS® Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Bridge Debt Commitments. At the period ended March 31, 2006, the High Yield Fund had $30,037,500 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout report are defined as follows:

A$	–	Australian Dollar	MP	–	Mexican Peso
BP	–	British Pound	N$	–	New Zealand Dollar
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CK	–	Czech Koruna	RP	–	Indian Rupee
CO	–	Colombia Peso	RR	–	Russian Ruble
CP	–	Chilean Peso	S$	–	Singapore Dollar
CY	–	Chineses Yuan Renminbi	SF	–	Swiss Franc
DK	–	Danish Krone	SK	–	Swedish Krona
EC	–	Euro	SR	–	South African Rand
H$	–	Hong Kong Dollar	SV	–	Slovakian Koruna
IR	–	Indonesian Rupiah	T$	–	Taiwan Dollar
IS	–	Israeli Shekel	TB	–	Thai Baht
JY	–	Japanese Yen	TL	–	Turkish Lira
KW	–	South Korean Won	UH	–	Ukrainian Hryvnia

Forward Currency Transactions. Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward

186  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2006, the following Funds had unfunded loan commitments:

Diversified Income Fund	$311,881
Emerging Market Bond Fund	240,462
Floating Income Fund	144,277
High Yield Fund	6,258,235
Short-Term Fund	48,093

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

3.31.06  |  PIMCO Funds Annual Report  187

Notes to Financial Statements (Cont.)

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations.

188  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes (%)		Institutional (%)		Administrative (%)	A, B and C Classes (%)		Class D (%)		Class R (%)
California Intermediate Municipal Bond Fund	0.225	(3)	0.22		0.22	0.35		0.35		N/A
Convertible Fund	0.40		0.25		0.25	N/A		N/A		N/A
Developing Local Markets Fund	0.45		0.40	(2)	N/A	0.55	(5)	0.65		N/A
Diversified Income Fund	0.45		0.30		0.30	0.45		0.45		N/A
Emerging Markets Bond Fund	0.45		0.40		0.40	0.55		0.55		N/A
Floating Income Fund	0.30		0.25		0.25	0.40		0.40		N/A
Foreign Bond Fund (Unhedged)	0.25		0.25		0.25	0.45		0.45		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25		0.25		0.25	0.45		0.45		0.45
Global Bond Fund (Unhedged)	0.25		0.30		0.30	N/A		N/A		N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25		0.30		0.30	0.45		N/A		N/A
GNMA Fund	0.25		0.25		N/A	0.40		0.40		N/A
High Yield Fund	0.25		0.25		0.25	0.40		0.40		0.40
Investment Grade Corporate Bond Fund	0.25		0.25		0.25	0.40		0.40		N/A
Long-Term U.S. Government Fund	0.225	(3)	0.25		0.25	0.40		N/A		N/A
Low Duration Fund	0.25		0.18		0.18	0.35	(4)	0.25		0.35	(4)
Low Duration Fund II	0.25		0.25		0.25	N/A		N/A		N/A
Low Duration Fund III	0.25		0.25		0.25	N/A		N/A		N/A
Moderate Duration Fund	0.25		0.20		N/A	N/A		N/A		N/A
Money Market Fund	0.12		0.20		0.20	0.35	(7)	N/A		N/A
Municipal Bond Fund	0.225	(3)	0.24		0.24	0.35		0.35		N/A
New York Municipal Bond Fund	0.225	(3)	0.22		N/A	0.35		0.35		N/A
Real Return Fund	0.25		0.20		0.20	0.40		0.40		0.40
Short Duration Municipal Income Fund	0.20		0.15		0.15	0.35	(6)	0.35	(8)	N/A
Short-Term Fund	0.25		0.20		0.20	0.35	(6)	0.25	(6)	0.35	(6)
StocksPLUS® Fund	0.35	(1)	0.25		0.25	0.40		0.40		0.40
Total Return Mortgage Fund	0.25		0.25		0.25	0.40		0.40		N/A

(1)	Effective October 1, 2005, the investment advisory fee was reduced by 0.05% to an annual rate of 0.35%.
(2)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.40%.
(3)	Effective October 1, 2005, the investment advisory fee was reduced by 0.025% to an annual rate of 0.225%.
(4)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(5)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.
(6)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.
(7)	PIMCO and the Distributor have contractually agreed (ending March 31, 2007), to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) fees for the Class B shares to 0.86% of average daily net assets.
(8)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fee.

3.31.06  |  PIMCO Funds Annual Report  189

Notes to Financial Statements (Cont.)

Redemption Fees. Shareholders of each Fund, except the Money Market Fund, will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges), within 7 days or 30 days, after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration Fund, Municipal Bond Fund, Real Return Fund	0.50	0.25
Money Market Fund	—	0.10
Floating Income Fund, Short-Term Fund, Short Duration Municipal Income Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

AGID has contractually agreed to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $14,533,258 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Institutional Class (%)	Class A (%)	Class C (%)	Class D (%)
Developing Local Markets Fund	0.85	1.25	2.00	1.35

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2005	03/31/2006
Developing Local Markets Fund	N/A	$20

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an

190  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$208,235	$190,192
Convertible Fund	0	0	36,300	45,940
Developing Local Markets Fund	51,884	0	732,799	30,212
Diversified Income Fund	954,938	886,159	1,189,394	671,041
Emerging Markets Bond Fund	292,330	290,831	7,455,288	6,889,672
Floating Income Fund	537,835	470,856	803,608	437,885
Foreign Bond Fund (Unhedged)	3,210,834	2,848,833	4,225,220	3,798,851
Foreign Bond Fund (U.S. Dollar-Hedged)	10,124,987	9,741,285	4,805,615	4,299,880
Global Bond Fund (Unhedged)	3,990,588	3,709,208	3,667,074	3,659,157
Global Bond Fund (U.S. Dollar-Hedged)	522,744	483,532	296,078	283,054
GNMA Fund	6,124,415	6,238,234	0	1,849
High Yield Fund	1,613,658	1,617,573	6,558,044	5,840,266
Investment Grade Corporate Bond Fund	50,427	46,286	35,586	23,038
Long-Term U.S. Government Fund	14,868,029	13,101,511	551,238	108,408
Low Duration Fund	4,656,408	3,514,851	4,088,308	1,142,152
Low Duration Fund II	277,112	232,729	151,456	31,846
Low Duration Fund III	43,626	16,287	43,524	11,927

	U.S Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Moderate Duration Fund	$3,810,151	$3,601,606	$117,723	$160,376
Municipal Bond Fund	3,996	3,994	324,795	248,374
New York Municipal Bond Fund	0	0	21,470	12,659
Real Return Fund	70,267,047	67,502,639	1,534,937	1,495,857
Short Duration Municipal Income Fund	29,302	0	244,156	378,088
Short-Term Fund	4,200,017	4,293,625	1,610,102	955,197
StocksPLUS® Fund	1,123,373	1,069,922	404,405	346,859
Total Return Mortgage Fund	6,169,362	6,249,996	138,498	23,423

5. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$6,108
Diversified Income Fund	32,487	0
Foreign Bond Fund (Unhedged)	343	0
High Yield Fund	3,810	0
Real Return Fund	408	213,402
Short-Term Fund	203	0

3.31.06  |  PIMCO Funds Annual Report  191

Notes to Financial Statements (Cont.)

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermedia Municipal Bond Fund		Convertible Fund		Diversified Income Fund			Emerging Market Bond Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium
Balance at 03/31/2005	88	$100	72	$18	1,862	$0	$494	$0	$0
Sales	759	239	2,292	194	8,724	426,200	2,236	508,600	687
Closing Buys	(213)	(119)	(602)	(130)	(8,512)	(134,300)	(1,689)	(254,300)	(280)
Expirations	(364)	(143)	(1,062)	(48)	(354)	(113,200)	(196)	(254,300)	(407)
Exercised	0	0	(31)	(5)	0	0	0	0	0

Balance at 03/31/2006	270	$77	669	$29	1,720	$178,700	$845	$0	$0

	Floating Income Fund			Foreign Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	1,418	$0	$377	1,440	$23,500	BP	0	$318
Sales	10,794	519,700	2,560	7,099	398,900		10,700	5,274
Closing Buys	(2,099)	0	(460)	(556)	(11,364)		(7,600)	(447)
Expirations	(7,993)	(373,400)	(1,759)	(4,689)	(12,000)		(3,100)	(1,074)
Exercised	0	0	0	(558)	(136)		0	(35)

Balance at 03/31/2006	2,120	$146,300	$718	2,736	$398,900	BP	0	$4,036

	Foreign Bond Fund (U.S. Dollar-Hedged)					Global Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	1,811	$85,700	BP	0	$2,673	1,917	$35,400	BP	0	$992
Sales	14,587	843,300		22,600	11,366	6,757	297,800		10,300	4,255
Closing Buys	(900)	(20,100)		(15,700)	(1,134)	(3,058)	(28,500)		(7,900)	(1,137)
Expirations	(8,266)	(52,700)		(6,900)	(3,430)	(2,842)	(3,000)		(2,400)	(671)
Exercised	(608)	0		0	(229)	(66)	0		0	(10)

Balance at 03/31/2006	6,624	$856,200	BP	0	$9,246	2,708	$301,700	BP	0	$3,429

	Global Bond Fund (U.S. Dollar- Hedged)				GNMA
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	97	$6,200	BP	0	$289	920	$50,000	$989
Sales	1,051	61,600		2,100	819	300	19,400	191
Closing Buys	(181)	(5,200)		(1,600)	(309)	(854)	(50,000)	(979)
Expirations	(572)	0		(500)	(150)	(300)	0	(48)
Exercised	0	0		0	0	(66)	0	(10)

Balance at 03/31/2006	395	$62,600	BP	0	$649	0	$19,400	$143

	High Yield Fund			Investment Grade Corporate Bond Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	6,482	$25,000	$1,730	50	$1,000	$15
Sales	63,688	138,000	17,111	311	6,300	84
Closing Buys	(36,906)	(12,500)	(9,848)	(56)	(2,000)	(19)
Expirations	(15,806)	(12,500)	(3,445)	(185)	(5,000)	(52)
Exercised	0	0	0	0	0	0

Balance at 03/31/2006	17,458	$138,000	$5,548	120	$300	$28

192  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Long-Term U.S. Government Fund			Low Duration Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	796	$56,400	$1,557	7,254	$0	BP	0	$2,323
Sales	5,194	0	2,296	32,828	2,180,700		70,500	33,856
Closing Buys	(863)	0	(342)	(7,254)	(90,500)		0	(2,572)
Expirations	(2,714)	0	(1,258)	(12,990)	0		0	(2,581)
Exercised	(234)	0	(32)	(1,406)	0		0	(305)

Balance at 03/31/2006	2,179	$56,400	$2,221	18,432	$2,090,200	BP	70,500	$30,721

	Low Duration Fund II			Low Duration Fund III
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	292	$0	$90	52	$0	BP	0	$16
Sales	1,297	88,000	1,334	451	14,700		400	388
Closing Buys	0	0	0	(126)	(300)		0	(33)
Expirations	(857)	(3,600)	(212)	0	0		0	0
Exercised	(37)	0	(10)	(26)	0		0	(4)

Balance at 03/31/2006	695	$84,400	$1,202	351	$14,400	BP	400	$367

	Moderate Duration Fund					Municipal Bond Fund		New York Municipal Bond Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2005	0	$0	BP	0	$0	284	$323	27	$31
Sales	5,304	310,100		10,600	5,103	3,052	891	488	157
Closing Buys	(373)	0		0	(75)	(2,012)	(864)	(261)	(112)
Expirations	(1,836)	(13,700)		0	(403)	(302)	(88)	(144)	(48)
Exercised	(214)	0		0	(46)	0	0	0	0

Balance at 03/31/2006	2,881	$296,400	BP	10,600	$4,579	1,022	$262	110	$28

	Real Return Fund			Short Duration Municipal Income Fund		Short-Term Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	10,512	$400,000	$8,091	218	$248	378	$18,500	$169
Sales	42,217	479,000	10,999	2,818	964	10,851	2,097,600	11,581
Closing Buys	(33,905)	(879,000)	(13,414)	(2,630)	(1,107)	(1)	0	0
Expirations	(11,342)	0	(2,222)	0	0	(4,176)	(1,692,800)	(3,538)
Exercised	(5,219)	0	(1,864)	0	0	(377)	0	(169)

Balance at 03/31/2006	2,263	$0	$1,590	406	$105	6,675	$423,300	$8,043

	StocksPLUS® Fund					Total Return Mortgage Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	1,213	$0	BP	0	$511	768	$20,000	$479
Sales	14,032	154,500		6,200	6,602	500	75,600	840
Closing Buys	(434)	0		0	(120)	(699)	(20,000)	(469)
Expirations	(8,803)	(8,500)		0	(2,422)	(500)	0	(80)
Exercised	(2,313)	0		0	(626)	(69)	0	(10)

Balance at 03/31/2006	3,695	$146,000	BP	6,200	$3,945	0	$75,600	$760

3.31.06  |  PIMCO Funds Annual Report  193

Notes to Financial Statements (Cont.)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				Convertible Fund				Developing Local Markets Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Period from 05/31/2005 to 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	4,005	$39,687	2,149	$21,602	116	$1,420	4,849	$58,291	157,089	$1,608,258
Administrative Class	0	0	0	0	0	0	30	368	0	0
Other Classes	1,852	18,393	1,490	14,988	0	0	0	0	28,273	290,231
Issued as reinvestment of distributions
Institutional Class	304	3,014	275	2,760	119	1,442	94	1,149	2,196	22,792
Administrative Class	6	64	8	79	0	0	0	0	0	0
Other Classes	108	1,079	118	1,183	0	0	0	0	271	2,813
Cost of shares redeemed
Institutional Class	(2,482)	(24,612)	(1,882)	(18,870)	(904)	(10,694)	(1,145)	(13,597)	(2,108)	(21,778)
Administrative Class	(8)	(78)	(38)	(386)	0	0	(106)	(1,275)	0	0
Other Classes	(1,898)	(18,837)	(1,789)	(17,957)	0	0	0	0	(1,653)	(17,161)

Net increase (decrease) resulting from Fund share transactions	1,887	$18,710	331	$3,399	(669)	$(7,832)	3,722	$44,936	184,068	$1,885,155

	Foreign Bond Fund (U.S. Dollar-Hedged)				Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	91,039	$966,039	52,659	$554,751	33,495	$332,521	56,181	$580,244	6,335	$63,266	2,213	$22,133
Administrative Class	4,769	50,719	4,102	43,080	36,519	367,002	2,639	27,326	0	0	0	0
Other Classes	30,394	323,000	28,342	297,741	0	0	0	0	1,749	17,519	2,216	22,107
Issued as reinvestment of distributions
Institutional Class	8,676	90,825	4,857	51,029	2,747	26,879	6,742	69,645	950	9,352	536	5,347
Administrative Class	220	2,308	203	2,135	528	5,183	416	4,295	0	1	0	1
Other Classes	3,382	35,387	2,430	25,527	0	0	0	0	233	2,287	190	1,889
Cost of shares redeemed
Institutional Class	(50,398)	(532,695)	(35,520)	(372,991)	(73,477)	(714,322)	(26,180)	(269,603)	(2,367)	(23,602)	(1,570)	(15,676)
Administrative Class	(5,497)	(58,087)	(2,576)	(26,965)	(34,512)	(332,678)	(1,463)	(15,034)	0	0	0	0
Other Classes	(28,008)	(296,106)	(23,892)	(251,097)	0	0	0	0	(2,143)	(21,369)	(3,068)	(30,650)

Net increase (decrease) resulting from Fund share transactions	54,577	$581,390	30,605	$323,210	(34,700)	$(315,415)	38,335	$396,873	4,757	$47,454	517	$5,151

194  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Diversified Income Fund				Emerging Markets Bond Fund				Floating Income Fund				Foreign Bond Fund (Unhedged)
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	61,560	$681,263	37,815	$408,931	111,260	$1,234,451	119,722	$1,263,069	85,277	$877,319	71,945	$735,475	76,823	$790,174	95,791	$1,040,495
Administrative Class	37	401	336	3,697	1,081	12,054	1,704	17,534	1	10	0	0	1	10	0	0
Other Classes	12,469	138,023	8,710	94,343	35,492	396,734	30,129	320,724	29,426	303,621	29,701	302,320	27,207	280,392	34,272	373,661
Issued as reinvestment of distributions
Institutional Class	5,539	61,414	3,063	33,131	14,623	163,100	8,365	89,168	5,078	52,465	565	5,780	2,667	27,288	993	10,925
Administrative Class	21	237	6	69	140	1,559	123	1,309	0	0	0	0	0	0	0	0
Other Classes	682	7,559	296	3,193	4,527	50,477	3,543	37,654	1,044	10,793	167	1,713	708	7,225	206	2,277
Cost of shares redeemed
Institutional Class	(21,122)	(233,657)	(20,727)	(223,722)	(68,781)	(768,748)	(65,209)	(684,488)	(60,730)	(628,316)	(1,364)	(13,866)	(62,478)	(642,291)	(5,116)	(55,594)
Administrative Class	(24)	(263)	(10)	(116)	(811)	(9,059)	(1,042)	(10,820)	0	0	0	0	0	0	0	0
Other Classes	(3,966)	(43,963)	(3,331)	(35,077)	(23,707)	(264,049)	(32,919)	(338,908)	(17,334)	(178,430)	(5,157)	(52,691)	(19,982)	(203,213)	(2,004)	(21,981)

Net increase (decrease) resulting from Fund share transactions	55,196	$611,014	26,158	$284,449	73,824	$816,519	64,416	$695,242	42,762	$437,462	95,857	$978,731	24,946	$259,585	124,142	$1,349,783

	GNMA Fund				High Yield Fund				Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	3,615	$39,989	36,109	$400,500	182,346	$1,779,054	171,180	$1,658,543	1,086	$11,300	2,011	$21,372	151,683	$1,685,150	39,678	$431,954
Administrative Class	0	0	0	0	31,452	306,876	39,688	384,413	54	552	162	1,713	4,278	47,682	4,595	50,585
Other Classes	2,005	22,115	3,640	40,183	75,781	740,538	82,922	803,011	2,138	22,247	444	4,730	7,634	84,207	6,776	74,101
Issued as reinvestment of distributions
Institutional Class	766	8,462	978	10,828	22,084	215,806	17,186	166,858	111	1,156	147	1,554	5,168	56,362	2,301	25,056
Administrative Class	0	0	0	0	5,027	49,119	4,641	45,068	4	43	8	90	389	4,284	747	8,131
Other Classes	367	4,042	340	3,756	12,304	120,200	13,542	131,308	37	384	5	55	541	5,943	978	10,643
Cost of shares redeemed
Institutional Class	(30,794)	(340,635)	(17,309)	(190,012)	(113,252)	(1,100,926)	(199,727)	(1,940,247)	(1,072)	(11,186)	(2,022)	(21,364)	(38,054)	(419,327)	(12,059)	(131,378)
Administrative Class	0	0	0	0	(30,106)	(293,684)	(44,198)	(429,522)	(36)	(371)	(154)	(1,616)	(5,464)	(59,839)	(8,718)	(94,880)
Other Classes	(4,815)	(53,080)	(6,506)	(71,790)	(115,806)	(1,128,710)	(169,989)	(1,645,866)	(244)	(2,531)	(49)	(522)	(7,815)	(85,953)	(10,627)	(115,403)

Net increase (decrease) resulting from Fund share transactions	(28,856)	$(319,107)	17,252	$193,465	69,830	$688,273	(84,755)	$(826,434)	2,078	$21,594	552	$6,012	118,360	$1,318,509	23,671	$258,809

3.31.06  |  PIMCO Funds Annual Report  195

Notes to Financial Statements (Cont.)

7. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Low Duration Fund				Low Duration Fund II				Low Duration Fund III
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	388,485	$3,908,975	414,799	$4,237,305	15,412	$149,669	9,063	$88,942	9,217	$91,057	3,631	$36,514
Administrative Class	14,606	146,542	14,728	150,418	172	1,669	2	28	0	10	1	3
Other Classes	76,896	774,310	154,604	1,578,661	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	34,088	342,181	23,596	240,916	1,940	18,762	1,271	12,451	422	4,162	279	2,800
Administrative Class	1,254	12,586	1,031	10,522	5	51	2	21	0	1	0	0
Other Classes	9,548	95,866	7,222	73,737	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(458,972)	(4,611,076)	(466,724)	(4,765,751)	(27,004)	(261,061)	(24,238)	(237,829)	(4,661)	(46,374)	(2,495)	(25,039)
Administrative Class	(23,916)	(240,878)	(19,471)	(198,944)	(160)	(1,549)	(35)	(348)	0	(4)	0	0
Other Classes	(180,801)	(1,819,089)	(208,482)	(2,128,438)	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(138,812)	$(1,390,583)	(78,697)	$(801,574)	(9,635)	$(92,459)	(13,935)	$(136,735)	4,978	$48,852	1,416	$14,278

	New York Municipal Bond Fund				Real Return Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	519	$5,630	208	$2,249	224,606	$2,531,141	219,145	$2,505,094	5,885	$58,267	12,602	$127,011
Administrative Class	0	0	0	0	35,581	404,139	36,362	415,089	0	0	26	260
Other Classes	756	8,208	534	5,760	218,179	2,471,851	280,317	3,208,565	5,494	54,454	18,470	186,240
Issued as reinvestment of distributions
Institutional Class	13	140	4	38	26,787	301,340	20,008	228,590	332	3,287	285	2,864
Administrative Class	0	0	0	0	4,411	50,042	5,111	58,375	0	0	0	5
Other Classes	44	478	35	373	30,666	345,474	27,782	317,288	405	4,007	524	5,267
Cost of shares redeemed
Institutional Class	(104)	(1,122)	(125)	(1,329)	(130,501)	(1,476,733)	(102,639)	(1,167,311)	(7,451)	(73,749)	(11,862)	(119,423)
Administrative Class	0	0	0	0	(94,142)	(1,054,123)	(24,291)	(276,770)	0	0	(50)	(498)
Other Classes	(426)	(4,615)	(541)	(5,789)	(252,101)	(2,833,460)	(160,878)	(1,836,533)	(15,825)	(156,714)	(27,167)	(273,484)

Net increase (decrease) resulting from Fund share transactions	802	$8,719	115	$1,302	63,486	$739,671	300,917	$3,452,387	(11,160)	$(110,448)	(7,172)	$(71,758)

196  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	Moderate Duration Fund				Money Market Fund				Municipal Bond Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	43,813	$446,159	78,108	$809,160	115,406	$115,405	195,477	$195,477	9,746	$99,626	3,889	$39,528
Administrative Class	0	0	0	0	45,123	45,123	154,973	154,973	10	94	316	3,210
Other Classes	0	0	0	0	260,835	260,836	445,665	445,665	5,278	53,874	3,954	40,172
Issued as reinvestment of distributions
Institutional Class	8,467	85,951	7,160	74,102	4,173	4,173	1,931	1,931	503	5,140	381	3,866
Administrative Class	0	0	0	0	312	312	363	363	4	42	62	624
Other Classes	0	0	0	0	5,580	5,580	2,067	2,067	354	3,622	381	3,872
Cost of shares redeemed
Institutional Class	(54,711)	(552,846)	(47,236)	(489,324)	(174,160)	(174,160)	(179,488)	(179,488)	(3,693)	(37,729)	(3,568)	(36,116)
Administrative Class	0	0	0	0	(60,864)	(60,864)	(127,828)	(127,828)	(168)	(1,712)	(2,463)	(25,057)
Other Classes	0	0	0	0	(348,708)	(348,708)	(417,646)	(417,646)	(4,634)	(47,321)	(6,313)	(64,042)

Net increase (decrease) resulting from Fund share transactions	(2,431)	$(20,736)	38,032	$393,938	(152,303)	$(152,303)	75,514	$75,514	7,400	$75,636	(3,361)	$(33,943)

	Short-Term Fund				StocksPLUS Fund				Total Return Mortgage Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	289,320	$2,896,596	307,320	$3,086,303	31,845	$319,016	62,437	$599,425	3,998	$42,595	41,515	$446,025
Administrative Class	49,326	493,782	46,317	464,775	8,583	83,609	10,421	97,021	388	4,090	88	958
Other Classes	17,131	171,437	46,403	465,937	9,025	87,397	9,792	92,421	5,896	62,672	5,412	58,264
Issued as reinvestment of distributions
Institutional Class	7,306	73,090	4,991	50,090	1,647	16,712	5,207	50,375	1,463	15,559	411	4,394
Administrative Class	2,802	28,024	969	9,720	271	2,694	1,688	15,793	39	419	53	571
Other Classes	1,832	18,339	1,468	14,729	600	5,901	1,719	16,127	492	5,232	608	6,539
Cost of shares redeemed
Institutional Class	(330,898)	(3,312,024)	(307,554)	(3,087,768)	(56,390)	(557,321)	(54,726)	(535,929)	(14,065)	(150,292)	(4,675)	(50,012)
Administrative Class	(25,111)	(251,415)	(8,942)	(89,768)	(18,729)	(184,952)	(50,081)	(480,781)	(308)	(3,292)	(466)	(5,009)
Other Classes	(57,560)	(575,998)	(90,671)	(910,432)	(19,180)	(185,640)	(15,430)	(144,232)	(5,804)	(61,652)	(6,624)	(71,029)

Net increase (decrease) resulting from Fund share transactions	(45,852)	$(458,169)	301	$3,586	(42,328)	$(412,584)	(28,973)	$(289,780)	(7,901)	$(84,669)	36,322	$390,701

3.31.06  |  PIMCO Funds Annual Report  197

Notes to Financial Statements (Cont.)

8. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
California Intermediate Municipal Bond Fund	$367	$0	$0	$1,695	$(78)	$(4,556)	$(24)
Convertible Fund	0	1,923	0	2,183	(7)	(11,184)	(711)
Developing Local Markets Fund	0	20,602	10,902	9,377	(309)	0	0
Diversified Income Fund	0	4,026	13,355	12,247	(4,179)	0	0
Emerging Markets Bond Fund	0	45,002	27,895	119,066	(3,705)	0	0
Floating Income Fund	0	3,022	2,172	22,011	(2,173)	0	0
Foreign Bond Fund (Unhedged)	0	0	0	(40,097)	(2,705)	0	(22,422)
Foreign Bond Fund (U.S. Dollar-Hedged)	0	13,436	19,226	31,054	(75,016)	0	(2,570)
Global Bond Fund (Unhedged)	0	0	0	(16,285)	(14,560)	0	(18,157)
Global Bond Fund (U.S. Dollar-Hedged)	0	0	2,475	(3,488)	(2,653)	0	(602)
GNMA Fund	0	831	0	(4,238)	(184)	(140)	(448)
High Yield Fund	0	12,714	0	139,221	(22,234)	(211,844)	0
Investment Grade Corporate Bond Fund	0	112	0	(1,022)	(110)	(258)	(73)
Long-Term U.S. Government Fund	0	1,334	0	(72,236)	(286)	0	(34,425)
Low Duration Fund	0	433	0	(123,321)	(9,908)	(201,093)	(73,524)
Low Duration Fund II	0	42	0	(3,968)	(155)	(10,374)	(2,624)
Low Duration Fund III	0	0	0	(716)	(70)	(1,427)	(600)
Moderate Duration Fund	0	3,693	0	(32,773)	(3,220)	(18,972)	(8,983)
Money Market Fund	0	147	0	0	(99)	(11)	(14)
Municipal Bond Fund	694	0	0	12,659	(310)	(9,016)	(590)
New York Municipal Bond Fund	18	22	36	72	(24)	0	0
Real Return Fund	0	48,157	341	(367,474)	(25,397)	0	(34,034)
Short Duration Municipal Income Fund	232	0	0	(430)	(242)	(10,155)	(1,373)
Short-Term Fund	0	10,313	0	(1,210)	(4,276)	(17,028)	(8,684)
StocksPLUS® Fund	0	28,213	0	1,054	(3,021)	(179,793)	0
Total Return Mortgage Fund	0	405	0	(7,090)	(87)	(723)	(4,445)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2009(5)	2010	2011	2012	2013	2014
California Intermediate Municipal Bond Fund	$0	$0	$2	$1,828	$1,547	$1,179
Convertible Fund	7,440	0	3,286	0	0	458
GNMA Fund	0	0	0	0	0	140
High Yield Fund	0	211,844	0	0	0	0
Investment Grade Corporate Bond Fund	0	0	0	0	0	258
Low Duration Fund	0	0	0	0	0	201,093
Low Duration Fund II	0	0	0	1,109	0	9,265
Low Duration Fund III	0	0	0	0	0	1,427
Moderate Duration Fund	0	0	0	0	0	18,972
Money Market Fund	0	0	0	0	3	8

198  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

	2009(5)	2010	2011	2012	2013	2014
Municipal Bond Fund	$0	$0	$6,847	$419	$570	$1,180
Short Duration Municipal Income Fund	0	0	19	4,260	4,137	1,739
Short-Term Fund	0	0	0	0	4,956	12,072
StocksPLUS® Fund	0	29,305	150,488	0	0	0
Total Return Mortgage Fund	0	0	0	0	0	723

(5)	Represents acquired capital loss carryovers for Convertible Fund which may be limited under current tax law.

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(6)
California Intermediate Municipal Bond Fund	$140,989	$2,536	$(841)	$1,695
Convertible Fund	49,550	5,392	(1,287)	4,105
Developing Local Markets Fund	1,937,628	854	(1,236)	(382)
Diversified Income Fund	1,587,767	28,743	(18,564)	10,179
Emerging Markets Bond Fund	3,157,087	117,644	(12,739)	104,905
Floating Income Fund	1,388,286	12,795	(2,526)	10,269
Foreign Bond Fund (Unhedged)	1,726,109	3,023	(57,099)	(54,076)
Foreign Bond Fund (U.S. Dollar-Hedged)	2,738,086	58,935	(62,204)	(3,269)
Global Bond Fund (Unhedged)	1,082,829	16,558	(43,819)	(27,261)
Global Bond Fund (U.S. Dollar-Hedged)	245,723	2,921	(9,152)	(6,231)
GNMA Fund	415,932	74	(4,503)	(4,429)
High Yield Fund	7,208,741	202,552	(63,784)	138,768
Investment Grade Corporate Bond Fund	60,190	221	(1,153)	(932)
Long-Term U.S. Government Fund	2,647,098	2,941	(82,800)	(79,859)
Low Duration Fund	11,723,137	13,106	(149,649)	(136,543)
Low Duration Fund II	438,203	538	(5,203)	(4,665)
Low Duration Fund III	149,106	112	(917)	(805)
Moderate Duration Fund	1,906,386	6,262	(41,834)	(35,572)
Money Market Fund	307,864	0	0	0
Municipal Bond Fund	386,319	11,692	(2,436)	9,256
New York Municipal Bond Fund	30,608	400	(327)	73
Real Return Fund	20,160,642	170,213	(572,290)	(402,077)
Short Duration Municipal Income Fund	289,721	1,180	(3,849)	(2,669)
Short-Term Fund	3,551,105	6,994	(10,141)	(3,147)
StocksPLUS® Fund	1,106,928	5,979	(6,581)	(602)
Total Return Mortgage Fund	790,188	385	(8,945)	(8,560)

(6)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

3.31.06  |  PIMCO Funds Annual Report  199

Notes to Financial Statements (Cont.)

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006				March 31, 2005
	Tax-Exempt Income Distributions	Ordinary Income Distributions(7)	Long-Term Capital Gain Distributions	Return of Capital(8)	Tax-Exempt Income Distributions	Ordinary Income Distributions(7)	Long-Term Capital Gain Distributions	Return of Capital
California Intermediate Municipal Bond Fund	$4,902	$122	$0	$0	$4,990	$27	$0	$0
Convertible Fund	0	1,453	0	0	0	1,162	0	0
Developing Local Markets Fund	0	25,115	1,701	0	N/A	N/A	N/A	N/A
Diversified Income Fund	0	81,458	3,200	0	0	47,772	1,101	0
Emerging Markets Bond Fund	0	228,470	7,899	0	0	134,176	6,899	0
Floating Income Fund	0	66,759	580	0	0	8,118	0	0
Foreign Bond Fund (Unhedged)	0	5,970	3,779	29,912	0	14,170	140	0
Foreign Bond Fund (U.S. Dollar- Hedged)	0	143,202	0	0	0	74,355	13,918	0
Global Bond Fund (Unhedged)	0	21,904	11,009	3,726	0	79,256	11,440	0
Global Bond Fund (U.S. Dollar- Hedged)	0	12,583	878	0	0	6,024	2,399	0
GNMA Fund	0	14,199	4	0	0	15,789	200	0
High Yield Fund	0	493,179	0	0	0	460,182	0	0
Investment Grade Corporate Bond Fund	0	1,950	0	0	0	1,656	265	0
Long-Term U.S. Government Fund	0	68,930	0	0	0	34,822	12,200	0
Low Duration Fund	0	513,272	0	0	0	342,268	36,359	0
Low Duration Fund II	0	20,231	0	0	0	13,528	0	0
Low Duration Fund III	0	4,318	0	0	0	2,540	340	0
Moderate Duration Fund	0	90,250	0	0	0	62,668	15,215	0
Money Market Fund	0	11,086	0	0	0	4,579	0	0
Municipal Bond Fund	11,629	288	0	0	12,139	181	0	0
New York Municipal Bond Fund	770	76	5	0	616	5	0	0
Real Return Fund	0	764,118	93,500	0	0	691,601	50,404	0
Short Duration Municipal Income Fund	9,915	648	0	0	10,959	247	0	0
Short-Term Fund	0	137,153	0	0	0	76,484	10,630	0
StocksPLUS® Fund	0	28,387	0	0	0	88,132	0	0
Total Return Mortgage Fund	0	22,183	0	0	0	12,764	120	0

(7)	Includes short-term capital gains.
(8)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting

A net operating loss of $37,987 for Foreign Bond Fund (Unhedged) has been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

200  PIMCO Funds Annual Report  |  3.31.06

March 31, 2006

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

3.31.06  |  PIMCO Funds Annual Report  201

Notes to Financial Statements (Cont.)

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Funds—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

202  PIMCO Funds Annual Report  |  3.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, Convertible Fund, Developing Local Markets Fund, Diversified Income Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged), Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, Money Market Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Fund, Short Duration Municipal Income Fund, Short-Term Fund, StocksPLUS® Fund, and Total Return Mortgage Fund, twenty-six of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

3.31.06  |  PIMCO Funds Annual Report  203

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Convertible Fund	36.11%	28.78%	$230	$0
Developing Local Markets Fund	0.00%	0.00%	19,283	1,150
Diversified Income Fund	0.21%	0.16%	33,246	1,272
Emerging Markets Bond Fund	0.00%	0.00%	19,561	64,967
Floating Income Fund	0.14%	0.08%	36,177	0
Foreign Bond Fund (Unhedged)	0.12%	0.09%	28,827	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.31%	0.29%	37,891	4,719
Global Bond Fund (Unhedged)	0.38%	0.33%	26,927	0
Global Bond Fund (U.S. Dollar-Hedged)	0.63%	0.60%	3,703	0
GNMA Fund	0.19%	0.13%	13,667	0
High Yield Fund	0.50%	0.37%	370,618	0
Investment Grade Corporate Bond Fund	0.40%	0.35%	1,393	0
Long-Term U.S. Government Fund	0.00%	0.00%	63,895	2,200
Low Duration Fund	1.15%	1.12%	396,965	0
Low Duration Fund II	1.51%	1.47%	19,539	0
Low Duration Fund III	0.66%	0.63%	3,343	0
Moderate Duration Fund	0.34%	0.31%	79,017	0
Real Return Fund	0.07%	0.05%	604,709	34,292
Short-Term Fund	0.00%	0.00%	120,760	0
StocksPLUS® Fund	2.02%	1.95%	31,490	0
Total Return Mortgage Fund	0.04%	0.03%	21,547	0

Exempt Interest Dividends. For the benefit of shareholders of the California Intermediate Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2006, 97.57%, 100.00%, 92.08%, and 93.87%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2005, 99.47%, 98.53%, 99.14%, and 97.80%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

204  PIMCO Funds Annual Report  |  3.31.06

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

3.31.06  |  PIMCO Funds Annual Report  205

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

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3.31.06  |  PIMCO Funds Annual Report  207

(This Page Intentionally Left Blank)

208  PIMCO Funds Annual Report  |  3.31.06

Investment Adviser and Administrator	Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian	State Street Bank & Trust Company
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest
330 W. 9th Street
Kansas City, MO 64105

Legal Counsel	Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20316-02

Annual Report MARCH 31, 2006	PIMCO Funds
Bond Funds Share Classes A B C

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

PIMCO Money Market Fund

GOVERNMENT/MORTGAGE

PIMCO Long-Term U.S. Government Fund

PIMCO GNMA Fund

PIMCO Total Return Mortgage Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

PIMCO Developing Local Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.06

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Funds Annual Report  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): Short-Term (1/97), Money Market (1/97), Low Duration (1/97), Long Term U.S. Government (1/97), High Yield (1/97), Foreign Bond (U.S. Dollar-Hedged) (1/97), Total Return Mortgage (8/00), GNMA (A shares 11/00 and B&C shares 5/01), Foreign Bond (Unhedged) (7/04), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the beginning of the seventh year, depending on the fund. Class C Shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging markets risk, derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The PIMCO High Yield Fund has changed its primary benchmark from the Merrill Lynch U.S. High Yield, BB-B Rated, Index (the “Unconstrained Index”) to the Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (the “Constrained Index”). As a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, and therefore a lack of issuer and industry diversification, the Unconstrained Index was no longer an appropriate benchmark for the PIMCO High Yield Fund.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to

4  PIMCO Funds Annual Report  |  03.31.06

Important Information (cont.)

vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which for most funds is from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Funds Annual Report  5

A N INTERNATIONAL BOND FUND PIMCO Developing Local Markets Fund	Ticker Symbols: Class A: PLMAX Class C: PLMCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in currencies of, or in fixed income instruments denominated in the currencies of, developing markets.

•	An overweight position in Brazil, the top performing country[1] during the time period, contributed to relative returns, as strong economic fundamentals contributed to appreciation of the currency and high local rates provided attractive carry.[2]

•	Overweighting Chile also added to relative performance. Despite central bank intervention to slow currency strength, a solid and sustainable economic upswing resulting from high copper prices supported a strong currency.

•	De-emphasizing Hong Kong helped returns; Hong Kong underperformed the market, as its USD-pegged currency remained unchanged while the central bank lagged the Federal Reserve in rate hikes.

•	An underweight to Hungary was positive; the currency lagged the market in response to Moody’s negative outlook and political concerns.

•	An underweight to Turkey was negative for relative returns; although the Turkish lira lagged most emerging markets currencies, the country’s local instruments posted strong returns as very high domestic interest rates provided attractive carry on domestic securities.

•	An overweight to Peru was negative; recent hikes from the Federal Reserve further decreased interest rate differentials, as well-contained inflation in Peru kept rates relatively low. Despite its continued strong economic growth, the recent election increased Peru’s political uncertainty and weighed on the country’s performance.

1.	From May 31, 2005 to March 31, 2006.
2.	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

Cumulative Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	—	—	—	7.26%
PIMCO Developing Local Markets Fund Class A (adjusted)	—	—	—	3.24%
PIMCO Developing Local Markets Fund Class C (adjusted)	—	—	—	5.59%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	—	—	—	7.19%
Lipper International Income Fund Average	—	—	—	–1.40%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,046.40	$1,042.50	$1,018.70	$1,014.96
Expenses Paid During Period	$6.38	$10.18	$6.29	$10.05

For each class of the Fund, expenses are equal to the expense ratio for the class (1.25% for Class A, and 2.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Developing Local Markets A	PIMCO Developing Local Markets C	JPMorgan Emerging Local Markets Index Plus (Unhedged)
05/31/2005	9,625	10,000	10,000
06/30/2005	9,677	10,048	10,043
07/31/2005	9,750	10,118	10,154
08/31/2005	9,845	10,211	10,227
09/30/2005	9,866	10,224	10,259
10/31/2005	9,817	10,169	10,225
11/30/2005	9,938	10,287	10,332
12/31/2005	10,023	10,368	10,443
01/31/2006	10,342	10,692	10,743
02/28/2006	10,360	10,703	10,763
03/31/2006	10,324	10,659	10,719

Sector Breakdown*

Short-Term Instruments	63.9%
Corporate Bonds & Notes	19.8%
Asset-Backed Securities	9.9%
Sovereign Issues	3.5%
Other	2.9%

*	% of total investments as of March 31, 2006

6  PIMCO Funds Annual Report  |  03.31.06

A CREDIT STRATEGY FUND PIMCO Diversified Income Fund	Ticker Symbols: Class A: PDVAX Class B: PDVBX Class C: PDICX

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Overweighting emerging markets, underweighting investment grade, as well as tactically emphasizing high yields were all positive for relative returns; bonds that provided a yield cushion against higher rates, such as high yield and emerging markets, fared the best, returning 13.83% and 7.36% over the twelve-month period, respectively. Investment grade bonds lagged the other two sectors, returning 2.95%.

•	An overweight to Brazil helped returns; Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buy-backs.

•	An overweight to Ecuador was positive; debt buybacks, a high spread cushion and supportive crude oil prices helped offset political uncertainty.

•	An underweight position in the Philippines was negative; the country outperformed the benchmark especially in the fourth quarter of 2005, as seasonal remittances drove local demand. The narrowed budget shortfall, underpinned by tax collection efforts in 2006, further improved investors’ view of the fiscal outlook.

•	As consumer cyclicals underperformed over the twelve-month period, weighed down heavily by auto-related bonds, an underweight to the overall sector was a boost to returns.

•	Overweighting the communication sector was mixed for performance; an emphasis on outperforming lower tier issues offset losses by allocating to higher tier bonds.

•	An underweight to the banking and insurance sectors detracted from relative performance, as the sector outperformed the broader global corporate credit market during the past twelve months.

•	Above-benchmark duration in the first quarter of 2006 was negative, as U.S. Treasury rates rose.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/03)
PIMCO Diversified Income Fund Class A	7.50%	—	—	9.27%
PIMCO Diversified Income Fund Class A (adjusted)	3.47%	—	—	7.72%
PIMCO Diversified Income Fund Class B	6.71%	—	—	8.47%
PIMCO Diversified Income Fund Class B (adjusted)	3.21%	—	—	7.82%
PIMCO Diversified Income Fund Class C (adjusted)	5.71%	—	—	8.46%
Lehman Brothers Global Credit Hedged USD	4.16%	—	—	5.43%
33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield	7.98%	—	—	8.97%
BB-B Rated Constrained Index, 33% JPMorgan EMBI Global**
Lipper Multi-Sector Income Fund Average	4.35%	—	—	7.42%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,017.10	$1,013.40	$1,013.40	$1,019.20	$1,015.46	$1,015.46
Expenses Paid During Period	$5.78	$9.54	$9.54	$5.79	$9.55	$9.55

For each class of the Fund, expenses are equal to the expense ratio for the class (1.15% for Class A, 1.90% for Class B, 1.90% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Diversified Income A	PIMCO Diversified Income B	PIMCO Diversified Income C	Lehman Brothers Global Credit Hedged USD	33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global
07/31/2003	9,625	10,000	10,000	10,000	10,000
08/31/2003	9,824	10,203	10,202	10,050	10,129
09/30/2003	10,105	10,490	10,489	10,297	10,412
10/31/2003	10,176	10,557	10,556	10,236	10,455
11/30/2003	10,300	10,679	10,678	10,279	10,547
12/31/2003	10,539	10,920	10,919	10,419	10,758
01/31/2004	10,614	10,991	10,988	10,498	10,848
02/29/2004	10,603	10,973	10,971	10,593	10,910
03/31/2004	10,747	11,115	11,112	10,680	11,061
04/30/2004	10,371	10,719	10,716	10,475	10,762
05/31/2004	10,276	10,614	10,611	10,399	10,633
06/30/2004	10,408	10,743	10,740	10,450	10,741
07/31/2004	10,574	10,907	10,903	10,559	10,933
08/31/2004	10,892	11,228	11,225	10,766	11,218
09/30/2004	11,036	11,369	11,365	10,842	11,350
10/31/2004	11,200	11,531	11,528	10,949	11,506
11/30/2004	11,273	11,599	11,596	10,975	11,562
12/31/2004	11,480	11,803	11,800	11,085	11,738
01/31/2005	11,530	11,848	11,845	11,156	11,798
02/28/2005	11,590	11,903	11,899	11,152	11,864
03/31/2005	11,344	11,643	11,640	11,053	11,643
04/30/2005	11,403	11,696	11,692	11,156	11,730
05/31/2005	11,639	11,931	11,927	11,298	11,956
06/30/2005	11,800	12,089	12,085	11,427	12,131
07/31/2005	11,818	12,099	12,094	11,400	12,146
08/31/2005	11,972	12,250	12,245	11,525	12,294
09/30/2005	11,990	12,261	12,257	11,458	12,311
10/31/2005	11,833	12,093	12,088	11,368	12,188
11/30/2005	11,948	12,203	12,198	11,434	12,305
12/31/2005	12,108	12,359	12,354	11,538	12,455
01/31/2006	12,200	12,445	12,440	11,564	12,547
02/28/2006	12,347	12,588	12,583	11,616	12,687
03/31/2006	12,196	12,426	12,420	11,513	12,573

Sector Breakdown*

Corporate Bonds & Notes	53.5%
Sovereign Issues	25.0%
U.S. Government Agencies	7.0%
Foreign Currency-Denominated Issues	6.6%
Short-Term Instruments	3.7%
Other	4.2%

*	% of total investments as of March 31, 2006
**	The Diversified Income Index was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: 1) the JPM EMBI Global Index, 2) the ML Global High Yield BB/B Constrained Index (hedged to US$), and 3) the Lehman Brothers Global Aggregate Credit Index (hedged to US$).

03.31.06  |  PIMCO Funds Annual Report  7

AN INTERNATIONAL BOND FUND PIMCO Emerging Markets Bond Fund	Ticker Symbols: Class A: PAEMX Class B: PBEMX Class C: PEBCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

•	An overweight to Brazil helped returns. Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buybacks.

•	An overweight to Ecuador helped performance, where debt buybacks, a high spread cushion and supportive crude oil prices helped offset political uncertainty.

•	Tactically de-emphasizing countries such as China, Malaysia and Mexico aided relative performance, as those higher-rated countries tended to be more sensitive to rising global interest rates.

•	Despite U.S. dollar strength over the past twelve months against the euro and the yen, modest emerging market currency exposure was positive for performance, as attractive carry[1] plus currency appreciation added to returns.

•	An underweight position in the Philippines hurt performance. The country outperformed the benchmark especially in the fourth quarter of 2005, as seasonal remittances drove local demand. The narrowed budget shortfall underpinned by tax collection efforts in 2006 further improved investors’ view of the fiscal outlook.

•	An underweight to Argentina was negative for performance, although completion of the debt exchange in 2005 disappointed some investors, bonds rallied toward the end of the year as investors favored higher-yielding credits. Outperformance was also supported by stronger than expected economic data and a rating upgrade by S&P.

•	An overweight to Ukraine was also negative for performance. The bonds lagged the overall market due to continued political uncertainty.

•	Moderately above-index duration in the first quarter of 2006 hurt performance, as U.S. Treasury rates rose.

[1]	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	14.26%	17.89%	—	13.17%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	9.98%	16.99%	—	12.67%
PIMCO Emerging Markets Bond Fund Class B	13.41%	17.02%	—	12.48%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	9.91%	16.96%	—	12.48%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	12.41%	17.01%	—	12.34%
JPMorgan Emerging Markets Bond Index Global	13.83%	12.08%	—	9.64%
Lipper Emerging Markets Debt Fund Average	15.75%	15.77%	—	10.01%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,029.70	$1,025.90	$1,025.80	$1,018.70	$1,014.96	$1,014.96
Expenses Paid During Period	$6.33	$10.10	$10.10	$6.29	$10.05	$10.05

For each class of the Fund, expenses are equal to the expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Emerging Markets Bond A	PIMCO Emerging Markets Bond B	PIMCO Emerging Markets Bond C	JPMorgan Emerging Markets Bond Index Global
07/31/1997	9,625	10,000	10,000	10,000
08/31/1997	9,509	9,870	9,872	9,952
09/30/1997	9,769	10,134	10,135	10,228
10/31/1997	8,654	8,970	8,971	9,144
11/30/1997	9,109	9,436	9,437	9,532
12/31/1997	9,339	9,668	9,669	9,765
01/31/1998	9,350	9,673	9,674	9,812
02/28/1998	9,613	9,940	9,941	10,071
03/31/1998	9,899	10,228	10,229	10,300
04/30/1998	9,921	10,245	10,245	10,324
05/31/1998	9,599	9,905	9,905	10,012
06/30/1998	9,281	9,571	9,571	9,758
07/31/1998	9,420	9,706	9,706	9,815
08/31/1998	6,794	6,994	6,994	7,132
09/30/1998	7,320	7,531	7,532	7,748
10/31/1998	7,701	7,916	7,919	8,243
11/30/1998	8,314	8,542	8,544	8,808
12/31/1998	8,211	8,430	8,432	8,637
01/31/1999	7,924	8,130	8,133	8,441
02/28/1999	8,079	8,285	8,288	8,524
03/31/1999	8,624	8,838	8,840	9,089
04/30/1999	9,339	9,565	9,569	9,648
05/31/1999	8,752	8,959	8,961	9,150
06/30/1999	9,014	9,221	9,224	9,501
07/31/1999	8,953	9,153	9,155	9,343
08/31/1999	8,936	9,129	9,133	9,349
09/30/1999	9,333	9,529	9,533	9,643
10/31/1999	9,632	9,828	9,832	9,984
11/30/1999	9,891	10,087	10,090	10,252
12/31/1999	10,354	10,552	10,556	10,726
01/31/2000	10,123	10,310	10,314	10,561
02/29/2000	10,719	10,911	10,915	11,128
03/31/2000	10,985	11,175	11,184	11,431
04/30/2000	10,774	10,947	10,970	11,220
05/31/2000	10,562	10,724	10,746	10,961
06/30/2000	11,055	11,218	11,242	11,471
07/31/2000	11,320	11,481	11,505	11,799
08/31/2000	11,712	11,872	11,897	12,175
09/30/2000	11,555	11,705	11,729	12,044
10/31/2000	11,359	11,499	11,523	11,800
11/30/2000	11,414	11,548	11,572	11,752
12/31/2000	11,815	11,945	11,971	12,271
01/31/2001	12,313	12,441	12,467	12,863
02/28/2001	12,254	12,378	12,405	12,692
03/31/2001	12,355	12,468	12,497	12,550
04/30/2001	12,425	12,532	12,560	12,489
05/31/2001	12,701	12,802	12,832	12,790
06/30/2001	13,083	13,180	13,209	12,985
07/31/2001	13,179	13,268	13,298	12,313
08/31/2001	13,851	13,936	13,966	12,864
09/30/2001	13,345	13,420	13,450	12,443
10/31/2001	13,902	13,972	14,002	12,450
11/30/2001	14,642	14,705	14,738	12,291
12/31/2001	15,076	15,133	15,165	12,438
01/31/2002	15,444	15,493	15,526	12,668
02/28/2002	16,142	16,186	16,220	13,143
03/31/2002	16,167	16,200	16,234	13,157
04/30/2002	16,377	16,401	16,436	13,287
05/31/2002	16,177	16,190	16,224	13,218
06/30/2002	15,038	15,042	15,074	12,551
07/31/2002	14,002	13,995	14,024	11,983
08/31/2002	15,139	15,120	15,152	12,860
09/30/2002	14,491	14,465	14,496	12,504
10/31/2002	15,705	15,668	15,700	13,274
11/30/2002	16,282	16,233	16,267	13,651
12/31/2002	16,941	16,879	16,915	14,070
01/31/2003	17,331	17,256	17,292	14,302
02/28/2003	18,045	17,956	17,994	14,759
03/31/2003	18,696	18,594	18,633	14,998
04/30/2003	19,910	19,787	19,829	15,852
05/31/2003	20,716	20,575	20,618	16,509
06/30/2003	20,631	20,478	20,521	16,508
07/31/2003	19,808	19,649	19,690	15,924
08/31/2003	20,420	20,242	20,285	16,311
09/30/2003	21,167	20,971	21,015	16,883
10/31/2003	21,347	21,135	21,179	16,966
11/30/2003	21,731	21,502	21,547	17,174
12/31/2003	22,368	22,117	22,164	17,679
01/31/2004	22,614	22,347	22,394	17,769
02/29/2004	22,512	22,233	22,280	17,832
03/31/2004	23,068	22,767	22,815	18,276
04/30/2004	21,410	21,114	21,158	17,284
05/31/2004	21,228	20,922	20,966	17,027
06/30/2004	21,612	21,288	21,333	17,277
07/31/2004	22,180	21,833	21,879	17,791
08/31/2004	23,285	22,920	22,955	18,525
09/30/2004	23,667	23,296	23,316	18,834
10/31/2004	24,053	23,676	23,682	19,136
11/30/2004	24,286	23,906	23,897	19,270
12/31/2004	25,010	24,618	24,593	19,753
01/31/2005	25,187	24,793	24,753	19,876
02/28/2005	25,361	24,964	24,908	20,009
03/31/2005	24,628	24,242	24,174	19,499
04/30/2005	25,103	24,710	24,623	19,807
05/31/2005	25,882	25,476	25,372	20,400
06/30/2005	26,316	25,904	25,783	20,762
07/31/2005	26,261	25,850	25,713	20,711
08/31/2005	26,849	26,429	26,271	21,113
09/30/2005	27,330	26,902	26,723	21,469
10/31/2005	26,794	26,374	26,183	21,152
11/30/2005	27,245	26,818	26,608	21,475
12/31/2005	27,830	27,394	27,161	21,872
01/31/2006	28,146	27,705	27,453	22,134
02/28/2006	28,783	28,332	28,058	22,626
03/31/2006	28,141	27,700	27,414	22,196

Country Allocation*

Brazil	24.1%
Short-Term Instruments	17.1%
Russia	13.9%
Mexico	12.2%
Other	32.7%

*	% of total investments as of March 31, 2006

8  PIMCO Funds Annual Report  |  03.31.06

A SHORT-DURATION BOND FUND PIMCO Floating Income Fund	Ticker Symbols: Class A: PFIAX Class C: PFNCX

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund benefited from exposure to bonds that provided a yield cushion against higher rates, such as high yield and emerging markets, which fared the best.

•	An allocation to Brazil helped returns; Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buybacks.

•	The Fund’s exposure to banking/insurance, transportation, and energy was positive as those sectors outperformed the overall credit markets. While yields of higher-quality bonds stabilized, spreads on lower quality issues tightened notably during the past twelve months.

•	Emphasizing lower quality telecommunications issuers boosted returns, as the sector’s spreads tightened by 0.49% over the twelvemonth period.

•	As consumer cyclicals lagged the overall credit markets over the twelve-month period, weighed down by auto-related bonds, an exposure to the sector detracted from relative returns.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (07/30/04)
PIMCO Floating Income Fund Class A	6.99%	—	—	6.34%
PIMCO Floating Income Fund Class A (adjusted)	4.62%	—	—	4.90%
PIMCO Floating Income Fund Class C (adjusted)	5.67%	—	—	6.03%
3-Month LIBOR Rate	4.00%	—	—	3.26%
Lipper Loan Participation Fund Average	4.86%	—	—	4.59%

†	The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A Shares and 1% CDSC on C Shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,029.10	$1,027.50	$1,020.19	$1,018.70
Expenses Paid During Period	$4.86	$6.32	$4.78	$6.29

For each class of the Fund, expenses are equal to the expense ratio for the class (0.96% for Class A, 1.25% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Floating Income Fund A	PIMCO Floating Income Fund C	3-Month LIBOR Rate
07/31/2004	9,775	10,000	10,000
08/31/2004	9,832	10,056	10,013
09/30/2004	9,867	10,091	10,026
10/31/2004	9,915	10,138	10,043
11/30/2004	10,007	10,228	10,059
12/31/2004	10,134	10,355	10,076
01/31/2005	10,139	10,358	10,098
02/28/2005	10,204	10,421	10,119
03/31/2005	10,124	10,338	10,143
04/30/2005	10,166	10,378	10,170
05/31/2005	10,247	10,459	10,196
06/30/2005	10,319	10,530	10,223
07/31/2005	10,393	10,603	10,252
08/31/2005	10,438	10,646	10,284
09/30/2005	10,525	10,732	10,317
10/31/2005	10,519	10,723	10,352
11/30/2005	10,586	10,790	10,387
12/31/2005	10,637	10,839	10,426
01/31/2006	10,710	10,910	10,465
02/28/2006	10,802	11,001	10,506
03/31/2006	10,831	11,028	10,549

Sector Breakdown*

Corporate Bonds & Notes	29.4%
U.S. Government Agencies	19.4%
Sovereign Issues	18.5%
Short-Term Instruments	14.3%
Bank Loan Obligations	10.0%
Other	8.4%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  9

AN INTERNATIONAL BOND FUND PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols: Class A: PFUAX Class C: PFRCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and yield curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	-6.15%	—	—	2.11%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	-9.67%	—	—	0.10%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	-7.77%	—	—	1.31%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-6.15%	—	—	2.41%
Lipper International Income Fund Average	-2.36%	—	—	3.57%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$978.10	$974.50	$1,020.19	$1,016.45
Expenses Paid During Period	$4.69	$8.37	$4.78	$8.55

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Change in Value    For periods ended 03/31/06

	PIMCO Foreign Bond (Unhedged) A	PIMCO Foreign Bond (Unhedged) C	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD
04/30/2004	9,625	10,000	10,000
05/31/2004	9,691	10,060	10,104
06/30/2004	9,732	10,092	10,119
07/31/2004	9,619	9,965	10,006
08/31/2004	9,859	10,208	10,280
09/30/2004	9,995	10,344	10,443
10/31/2004	10,354	10,709	10,843
11/30/2004	10,824	11,189	11,312
12/31/2004	11,039	11,404	11,525
01/31/2005	10,798	11,148	11,306
02/28/2005	10,823	11,167	11,320
03/31/2005	10,675	11,006	11,153
04/30/2005	10,833	11,163	11,328
05/31/2005	10,480	10,792	10,969
06/30/2005	10,374	10,677	10,881
07/31/2005	10,274	10,568	10,760
08/31/2005	10,527	10,820	11,023
09/30/2005	10,243	10,521	10,727
10/31/2005	10,046	10,312	10,531
11/30/2005	9,839	10,093	10,351
12/31/2005	9,994	10,246	10,488
01/31/2006	10,154	10,403	10,648
02/28/2006	10,095	10,337	10,583
03/31/2006	10,019	10,252	10,467

Country Allocation*

United States	32.1%
Short-Term Instruments	20.0%
Germany	17.5%
Japan	9.6%
France	8.5%
Spain	6.2%
Other	6.1%

*	% of total investments as of March 31, 2006

10  PIMCO Funds Annual Report  |  03.31.06

AN INTERNATIONAL BOND FUND PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: Class A: PFOAX Class B: PFOBX Class C: PFOCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and yield curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	3.35%	5.23%	7.43%	7.83%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-0.53%	4.43%	7.02%	7.53%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	2.58%	4.46%	6.89%	7.42%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-0.84%	4.37%	6.89%	7.42%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	1.60%	4.45%	6.64%	7.04%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	3.42%	4.39%	7.12%	7.41%
Lipper International Income Fund Average	-2.36%	7.71%	5.70%	6.09%

†	The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A Shares, 3.5% CDSC on B Shares and 1% CDSC on C Shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,002.40	$998.60	$998.60	$1,020.19	$1,016.45	$1,016.45
Expenses Paid During Period	$4.74	$8.47	$8.47	$4.78	$8.55	$8.55

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Foreign Bond (U.S. Dollar Hedged) A	PIMCO Foreign Bond (U.S. Dollar Hedged) B	PIMCO Foreign Bond (U.S. Dollar Hedged) C	JPMorgan GBI Global ex-U.S. Index Hedged in USD
12/31/1992	9,625	10,000	10,000	10,000
01/31/1993	9,701	10,073	10,073	10,091
02/28/1993	9,911	10,286	10,286	10,274
03/31/1993	9,944	10,314	10,314	10,280
04/30/1993	9,940	10,304	10,304	10,281
05/31/1993	10,027	10,387	10,387	10,338
06/30/1993	10,260	10,623	10,623	10,549
07/31/1993	10,418	10,781	10,781	10,667
08/31/1993	10,667	11,033	11,033	10,889
09/30/1993	10,706	11,067	11,067	10,936
10/31/1993	10,861	11,221	11,221	11,082
11/30/1993	10,888	11,242	11,242	11,159
12/31/1993	11,155	11,511	11,511	11,390
01/31/1994	11,166	11,515	11,515	11,333
02/28/1994	10,867	11,200	11,200	11,078
03/31/1994	10,673	10,994	10,994	10,977
04/30/1994	10,569	10,879	10,879	10,899
05/31/1994	10,410	10,709	10,709	10,779
06/30/1994	10,215	10,501	10,501	10,669
07/31/1994	10,275	10,557	10,557	10,739
08/31/1994	10,170	10,442	10,442	10,636
09/30/1994	10,183	10,448	10,448	10,645
10/31/1994	10,219	10,477	10,477	10,687
11/30/1994	10,366	10,622	10,622	10,838
12/31/1994	10,295	10,541	10,541	10,813
01/31/1995	10,360	10,601	10,601	10,931
02/28/1995	10,425	10,660	10,660	11,072
03/31/1995	10,428	10,656	10,656	11,297
04/30/1995	10,679	10,905	10,905	11,477
05/31/1995	11,095	11,322	11,322	11,854
06/30/1995	11,024	11,243	11,243	11,814
07/31/1995	11,230	11,445	11,445	11,963
08/31/1995	11,440	11,651	11,651	12,067
09/30/1995	11,599	11,806	11,806	12,258
10/31/1995	11,789	11,991	11,991	12,395
11/30/1995	12,247	12,450	12,450	12,667
12/31/1995	12,425	12,623	12,623	12,785
01/31/1996	12,726	12,919	12,919	12,939
02/29/1996	12,451	12,632	12,632	12,787
03/31/1996	12,649	12,826	12,826	12,893
04/30/1996	12,951	13,125	13,125	13,047
05/31/1996	12,996	13,163	13,163	13,136
06/30/1996	13,139	13,299	13,299	13,245
07/31/1996	13,263	13,417	13,417	13,345
08/31/1996	13,584	13,733	13,733	13,522
09/30/1996	13,960	14,107	14,107	13,810
10/31/1996	14,301	14,442	14,442	14,038
11/30/1996	14,643	14,780	14,780	14,319
12/31/1996	14,716	14,845	14,845	14,339
01/31/1997	14,942	15,067	15,070	14,518
02/28/1997	15,017	15,133	15,136	14,611
03/31/1997	14,823	14,929	14,932	14,533
04/30/1997	14,957	15,054	15,057	14,690
05/31/1997	15,029	15,117	15,120	14,767
06/30/1997	15,325	15,406	15,409	15,018
07/31/1997	15,545	15,619	15,622	15,257
08/31/1997	15,477	15,539	15,542	15,275
09/30/1997	15,807	15,859	15,862	15,545
10/31/1997	15,617	15,658	15,661	15,645
11/30/1997	15,823	15,856	15,860	15,757
12/31/1997	16,049	16,072	16,075	15,962
01/31/1998	16,276	16,289	16,292	16,174
02/28/1998	16,421	16,424	16,428	16,318
03/31/1998	16,621	16,615	16,618	16,464
04/30/1998	16,672	16,666	16,660	16,548
05/31/1998	16,811	16,793	16,786	16,774
06/30/1998	16,888	16,860	16,853	16,847
07/31/1998	17,150	17,111	17,104	17,003
08/31/1998	17,007	16,959	16,952	17,338
09/30/1998	17,392	17,332	17,325	17,749
10/31/1998	17,027	16,956	16,949	17,722
11/30/1998	17,340	17,258	17,251	17,914
12/31/1998	17,577	17,482	17,475	17,892
01/31/1999	17,933	17,825	17,818	18,114
02/28/1999	17,751	17,634	17,627	17,993
03/31/1999	17,854	17,726	17,719	18,207
04/30/1999	18,079	17,937	17,930	18,438
05/31/1999	17,790	17,639	17,632	18,363
06/30/1999	17,568	17,406	17,399	18,078
07/31/1999	17,569	17,397	17,391	18,031
08/31/1999	17,438	17,257	17,250	18,063
09/30/1999	17,525	17,333	17,326	18,132
10/31/1999	17,598	17,395	17,388	18,176
11/30/1999	17,627	17,412	17,405	18,281
12/31/1999	17,775	17,546	17,539	18,336
01/31/2000	17,677	17,450	17,432	18,338
02/29/2000	17,873	17,644	17,615	18,473
03/31/2000	18,123	17,891	17,848	18,743
04/30/2000	18,180	17,946	17,885	18,844
05/31/2000	18,283	18,048	17,975	18,995
06/30/2000	18,415	18,178	18,092	19,086
07/31/2000	18,564	18,326	18,227	19,224
08/31/2000	18,540	18,302	18,191	19,227
09/30/2000	18,777	18,536	18,413	19,393
10/31/2000	18,818	18,577	18,442	19,550
11/30/2000	19,091	18,846	18,699	19,896
12/31/2000	19,441	19,191	19,028	20,117
01/31/2001	19,723	19,469	19,292	20,355
02/28/2001	19,829	19,574	19,387	20,530
03/31/2001	20,089	19,831	19,627	20,685
04/30/2001	19,960	19,704	19,490	20,545
05/31/2001	20,000	19,743	19,517	20,652
06/30/2001	19,982	19,726	19,488	20,765
07/31/2001	20,446	20,183	19,928	20,954
08/31/2001	20,622	20,357	20,086	21,130
09/30/2001	20,760	20,493	20,208	21,217
10/31/2001	21,268	20,995	20,691	21,605
11/30/2001	21,190	20,918	20,602	21,512
12/31/2001	21,088	20,817	20,489	21,334
01/31/2002	21,172	20,900	20,558	21,357
02/28/2002	21,213	20,940	20,585	21,377
03/31/2002	21,136	20,865	20,497	21,268
04/30/2002	21,354	21,080	20,696	21,440
05/31/2002	21,356	21,082	20,683	21,467
06/30/2002	21,597	21,320	20,904	21,745
07/31/2002	21,667	21,388	20,965	21,956
08/31/2002	21,820	21,540	21,099	22,219
09/30/2002	22,012	21,730	21,272	22,472
10/31/2002	21,999	21,717	21,247	22,463
11/30/2002	22,217	21,932	21,444	22,504
12/31/2002	22,610	22,320	21,809	22,828
01/31/2003	22,875	22,581	22,049	23,007
02/28/2003	23,129	22,832	22,280	23,165
03/31/2003	23,059	22,763	22,202	23,137
04/30/2003	23,147	22,850	22,273	23,188
05/31/2003	23,427	23,126	22,529	23,556
06/30/2003	23,366	23,066	22,457	23,434
07/31/2003	23,153	22,856	22,237	23,174
08/31/2003	23,054	22,758	22,128	23,007
09/30/2003	23,273	22,974	22,325	23,260
10/31/2003	23,087	22,790	22,131	23,043
11/30/2003	23,066	22,770	22,100	23,064
12/31/2003	23,308	23,009	22,317	23,280
01/31/2004	23,394	23,094	22,384	23,384
02/29/2004	23,670	23,366	22,634	23,607
03/31/2004	23,751	23,446	22,695	23,671
04/30/2004	23,703	23,399	22,634	23,485
05/31/2004	23,656	23,352	22,575	23,446
06/30/2004	23,654	23,350	22,559	23,416
07/31/2004	23,727	23,422	22,616	23,510
08/31/2004	23,955	23,647	22,819	23,843
09/30/2004	24,041	23,732	22,888	23,979
10/31/2004	24,221	23,910	23,046	24,131
11/30/2004	24,587	24,271	23,378	24,341
12/31/2004	24,747	24,429	23,516	24,492
01/31/2005	24,925	24,605	23,673	24,731
02/28/2005	24,840	24,521	23,578	24,612
03/31/2005	25,074	24,752	23,786	24,800
04/30/2005	25,362	25,036	24,045	25,113
05/31/2005	25,512	25,184	24,173	25,322
06/30/2005	25,754	25,423	24,388	25,595
07/31/2005	25,713	25,383	24,332	25,481
08/31/2005	25,890	25,558	24,483	25,688
09/30/2005	25,854	25,522	24,431	25,660
10/31/2005	25,718	25,387	24,288	25,529
11/30/2005	25,778	25,447	24,330	25,671
12/31/2005	26,043	25,709	24,564	25,862
01/31/2006	25,976	25,642	24,486	25,814
02/28/2006	26,081	25,746	24,571	25,874
03/31/2006	25,915	25,582	24,398	25,647

Country Allocation*

United States	25.8%
Germany	22.3%
Short-Term Instruments	17.9%
Japan	11.6%
France	11.0%
United Kingdom	3.8%
Other	7.6%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  11

AN INTERNATIONAL BOND FUND PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: Class A: PAIIX Class B: PBIIX Class C: PCIIX

•	The Fund seeks maximum total return, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and yield curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	2.99%	5.50%	6.83%	7.17%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-0.87%	4.70%	6.42%	6.78%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	2.23%	4.71%	6.23%	6.63%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-1.16%	4.63%	6.23%	6.63%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	1.26%	4.71%	5.99%	6.36%
JPMorgan GBI Global Hedged in USD	3.09%	4.53%	6.75%	6.83%
Lipper Global Income Fund Average	-0.65%	6.65%	5.78%	5.96%

†	The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,000.90	$997.20	$997.20	$1,020.19	$1,016.45	$1,016.45
Expenses Paid During Period	$4.74	$8.46	$8.46	$4.78	$8.55	$8.55

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Global Bond (U.S. Dollar Hedged) A	PIMCO Global Bond (U.S. Dollar Hedged) B	PIMCO Global Bond (U.S. Dollar Hedged) C	JPMorgan GBI Global Hedged in USD
10/31/1995	9,625	10,000	10,000	10,000
11/30/1995	9,946	10,334	10,334	10,193
12/31/1995	10,109	10,502	10,502	10,305
01/31/1996	10,301	10,702	10,702	10,408
02/29/1996	10,105	10,499	10,499	10,260
03/31/1996	10,124	10,512	10,512	10,282
04/30/1996	10,250	10,625	10,625	10,339
05/31/1996	10,241	10,606	10,596	10,380
06/30/1996	10,337	10,677	10,677	10,477
07/31/1996	10,380	10,718	10,718	10,535
08/31/1996	10,634	10,964	10,964	10,621
09/30/1996	10,883	11,214	11,214	10,824
10/31/1996	11,117	11,458	11,448	11,018
11/30/1996	11,392	11,724	11,724	11,224
12/31/1996	11,362	11,697	11,686	11,197
01/31/1997	11,459	11,778	11,778	11,292
02/28/1997	11,538	11,852	11,852	11,342
03/31/1997	11,379	11,681	11,681	11,259
04/30/1997	11,514	11,812	11,812	11,396
05/31/1997	11,604	11,896	11,896	11,473
06/30/1997	11,802	12,092	12,092	11,641
07/31/1997	12,048	12,335	12,335	11,889
08/31/1997	12,003	12,282	12,282	11,849
09/30/1997	12,227	12,502	12,503	12,049
10/31/1997	12,083	12,347	12,348	12,182
11/30/1997	12,169	12,427	12,428	12,259
12/31/1997	12,304	12,558	12,559	12,410
01/31/1998	12,415	12,665	12,664	12,585
02/28/1998	12,486	12,729	12,729	12,636
03/31/1998	12,654	12,893	12,893	12,720
04/30/1998	12,709	12,941	12,941	12,782
05/31/1998	12,776	13,002	13,002	12,941
06/30/1998	12,834	13,053	13,049	13,033
07/31/1998	12,989	13,201	13,197	13,116
08/31/1998	12,850	13,052	13,048	13,416
09/30/1998	13,137	13,337	13,333	13,690
10/31/1998	12,918	13,106	13,102	13,729
11/30/1998	13,088	13,269	13,264	13,828
12/31/1998	13,200	13,373	13,369	13,831
01/31/1999	13,493	13,662	13,658	13,969
02/28/1999	13,285	13,445	13,441	13,781
03/31/1999	13,368	13,520	13,516	13,910
04/30/1999	13,495	13,641	13,636	14,040
05/31/1999	13,287	13,422	13,418	13,953
06/30/1999	13,124	13,249	13,245	13,796
07/31/1999	13,110	13,227	13,223	13,769
08/31/1999	13,050	13,158	13,154	13,782
09/30/1999	13,114	13,215	13,210	13,852
10/31/1999	13,148	13,241	13,237	13,878
11/30/1999	13,127	13,212	13,208	13,924
12/31/1999	13,182	13,259	13,255	13,924
01/31/2000	13,123	13,192	13,188	13,932
02/29/2000	13,277	13,338	13,334	14,073
03/31/2000	13,458	13,513	13,509	14,306
04/30/2000	13,477	13,524	13,519	14,338
05/31/2000	13,523	13,560	13,556	14,423
06/30/2000	13,669	13,697	13,693	14,549
07/31/2000	13,780	13,800	13,796	14,660
08/31/2000	13,814	13,826	13,822	14,728
09/30/2000	13,970	13,974	13,970	14,814
10/31/2000	14,010	14,004	13,999	14,939
11/30/2000	14,173	14,159	14,154	15,221
12/31/2000	14,341	14,316	14,312	15,428
01/31/2001	14,643	14,610	14,605	15,590
02/28/2001	14,772	14,729	14,725	15,742
03/31/2001	14,998	14,946	14,941	15,839
04/30/2001	14,904	14,843	14,838	15,699
05/31/2001	14,959	14,887	14,883	15,769
06/30/2001	14,905	14,825	14,820	15,857
07/31/2001	15,336	15,244	15,239	16,077
08/31/2001	15,481	15,378	15,374	16,238
09/30/2001	15,582	15,469	15,464	16,353
10/31/2001	16,015	15,890	15,885	16,699
11/30/2001	15,895	15,760	15,755	16,527
12/31/2001	15,830	15,684	15,681	16,377
01/31/2002	15,903	15,747	15,743	16,423
02/28/2002	15,979	15,814	15,809	16,480
03/31/2002	15,811	15,639	15,634	16,299
04/30/2002	16,045	15,859	15,854	16,512
05/31/2002	16,090	15,894	15,888	16,554
06/30/2002	16,235	16,028	16,021	16,774
07/31/2002	16,378	16,159	16,153	17,000
08/31/2002	16,550	16,319	16,312	17,255
09/30/2002	16,803	16,559	16,552	17,527
10/31/2002	16,795	16,541	16,534	17,465
11/30/2002	16,879	16,624	16,607	17,443
12/31/2002	17,230	16,969	16,941	17,752
01/31/2003	17,409	17,146	17,105	17,839
02/28/2003	17,660	17,393	17,341	18,017
03/31/2003	17,591	17,325	17,263	17,977
04/30/2003	17,666	17,399	17,327	18,031
05/31/2003	17,951	17,680	17,595	18,384
06/30/2003	17,881	17,611	17,518	18,281
07/31/2003	17,527	17,262	17,161	17,917
08/31/2003	17,513	17,248	17,137	17,849
09/30/2003	17,798	17,529	17,406	18,134
10/31/2003	17,622	17,356	17,223	17,937
11/30/2003	17,654	17,387	17,243	17,955
12/31/2003	17,837	17,568	17,411	18,123
01/31/2004	17,914	17,643	17,473	18,223
02/29/2004	18,111	17,837	17,655	18,410
03/31/2004	18,218	17,943	17,749	18,491
04/30/2004	18,069	17,796	17,591	18,235
05/31/2004	18,045	17,772	17,557	18,195
06/30/2004	18,056	17,783	17,557	18,197
07/31/2004	18,130	17,856	17,619	18,295
08/31/2004	18,364	18,086	17,836	18,586
09/30/2004	18,412	18,133	17,871	18,680
10/31/2004	18,553	18,273	17,998	18,807
11/30/2004	18,715	18,432	18,144	18,870
12/31/2004	18,851	18,567	18,264	19,007
01/31/2005	18,976	18,689	18,373	19,184
02/28/2005	18,906	18,620	18,294	19,075
03/31/2005	19,034	18,747	18,406	19,171
04/30/2005	19,261	18,970	18,614	19,439
05/31/2005	19,395	19,102	18,733	19,622
06/30/2005	19,551	19,255	18,872	19,813
07/31/2005	19,476	19,182	18,788	19,678
08/31/2005	19,652	19,355	18,946	19,879
09/30/2005	19,583	19,287	18,869	19,797
10/31/2005	19,436	19,143	18,716	19,679
11/30/2005	19,505	19,210	18,771	19,786
12/31/2005	19,711	19,413	18,957	19,952
01/31/2006	19,673	19,376	18,909	19,907
02/28/2006	19,713	19,415	18,936	19,950
03/31/2006	19,601	19,305	18,816	19,763

Country Allocation*

United States	32.6%
Short-Term Instruments	22.0%
Germany	17.6%
Japan	10.4%
France	7.3%
Other	10.1%

*	% of total investments as of March 31, 2006

12  PIMCO Funds Annual Report  |  03.31.06

A GOVERNMENT/MORTGAGE FUND PIMCO GNMA Fund	Ticker Symbols: Class A: PAGNX Class B: PBGNX Class C: PCGNX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	Duration and yield curve positioning were generally negative for performance, as interest rates rose and the yield curve flattened during the period.

•	Overweights to GNMA 30-year mortgage-backed securities (“MBS”) versus GNMA 15-years were positive for returns, as 30-years significantly outperformed 15-years over the year.

•	Out-of-index allocations to conventional (non-GNMA) MBS early in the period detracted from performance, as conventionals underper-formed GNMAs due to historically low GNMA issuance in 2005.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO GNMA Fund Class A	2.74%	4.95%	—	6.09%
PIMCO GNMA Fund Class A (adjusted)	-1.12%	4.14%	—	5.62%
PIMCO GNMA Fund Class B	1.97%	4.15%	—	5.43%
PIMCO GNMA Fund Class B (adjusted)	-1.49%	4.06%	—	5.43%
PIMCO GNMA Fund Class C (adjusted)	0.99%	4.16%	—	5.29%
Lehman Brothers GNMA Index	3.03%	4.85%	—	5.80%
Lipper GNMA Fund Average	2.12%	4.06%	—	4.97%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,007.90	$1,004.20	$1,004.20	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period	$4.51	$8.24	$8.24	$4.53	$8.30	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO GNMA A	PIMCO GNMA B	PIMCO GNMA C	Lehman Brothers GNMA Index
07/31/1997	9,625	10,000	10,000	10,000
08/31/1997	9,657	10,027	10,027	9,979
09/30/1997	9,833	10,204	10,204	10,111
10/31/1997	9,923	10,290	10,290	10,217
11/30/1997	9,944	10,306	10,306	10,248
12/31/1997	10,029	10,387	10,387	10,340
01/31/1998	10,107	10,461	10,461	10,440
02/28/1998	10,152	10,503	10,503	10,464
03/31/1998	10,162	10,507	10,507	10,508
04/30/1998	10,195	10,534	10,534	10,569
05/31/1998	10,268	10,604	10,604	10,641
06/30/1998	10,342	10,674	10,674	10,686
07/31/1998	10,370	10,696	10,696	10,746
08/31/1998	10,499	10,821	10,821	10,831
09/30/1998	10,622	10,942	10,942	10,959
10/31/1998	10,572	10,883	10,883	10,949
11/30/1998	10,529	10,832	10,832	11,011
12/31/1998	10,598	10,896	10,896	11,057
01/31/1999	10,674	10,968	10,968	11,135
02/28/1999	10,576	10,861	10,861	11,100
03/31/1999	10,699	10,981	10,981	11,167
04/30/1999	10,749	11,024	11,024	11,221
05/31/1999	10,821	11,091	11,091	11,164
06/30/1999	10,800	11,063	11,063	11,120
07/31/1999	10,808	11,065	11,065	11,047
08/31/1999	10,803	11,052	11,052	11,043
09/30/1999	10,920	11,165	11,165	11,221
10/31/1999	10,951	11,190	11,190	11,287
11/30/1999	10,941	11,172	11,172	11,292
12/31/1999	10,858	11,080	11,080	11,270
01/31/2000	10,954	11,172	11,172	11,168
02/29/2000	11,036	11,249	11,249	11,311
03/31/2000	11,207	11,416	11,416	11,489
04/30/2000	11,183	11,384	11,384	11,479
05/31/2000	11,196	11,389	11,389	11,521
06/30/2000	11,323	11,511	11,511	11,733
07/31/2000	11,396	11,579	11,579	11,795
08/31/2000	11,499	11,675	11,675	11,974
09/30/2000	11,578	11,749	11,749	12,085
10/31/2000	11,681	11,846	11,846	12,174
11/30/2000	11,943	12,103	12,103	12,346
12/31/2000	12,072	12,223	12,223	12,521
01/31/2001	12,265	12,408	12,408	12,725
02/28/2001	12,488	12,624	12,624	12,783
03/31/2001	12,622	12,749	12,749	12,859
04/30/2001	12,621	12,736	12,736	12,881
05/31/2001	12,753	12,859	12,859	12,988
06/30/2001	12,870	12,961	12,968	13,026
07/31/2001	13,168	13,266	13,272	13,249
08/31/2001	13,269	13,349	13,356	13,345
09/30/2001	13,455	13,527	13,533	13,527
10/31/2001	13,612	13,676	13,682	13,707
11/30/2001	13,524	13,577	13,584	13,593
12/31/2001	13,489	13,534	13,540	13,552
01/31/2002	13,633	13,670	13,677	13,687
02/28/2002	13,767	13,796	13,803	13,827
03/31/2002	13,622	13,642	13,648	13,696
04/30/2002	13,867	13,879	13,886	13,937
05/31/2002	13,949	13,951	13,958	14,029
06/30/2002	14,068	14,061	14,068	14,141
07/31/2002	14,241	14,224	14,232	14,306
08/31/2002	14,376	14,350	14,357	14,407
09/30/2002	14,457	14,421	14,429	14,525
10/31/2002	14,478	14,433	14,442	14,572
11/30/2002	14,503	14,449	14,457	14,585
12/31/2002	14,642	14,579	14,588	14,730
01/31/2003	14,664	14,592	14,601	14,768
02/28/2003	14,736	14,655	14,663	14,843
03/31/2003	14,734	14,646	14,655	14,853
04/30/2003	14,801	14,703	14,712	14,889
05/31/2003	14,826	14,718	14,727	14,889
06/30/2003	14,878	14,760	14,769	14,935
07/31/2003	14,589	14,464	14,472	14,688
08/31/2003	14,720	14,585	14,594	14,784
09/30/2003	14,935	14,789	14,798	14,997
10/31/2003	14,895	14,739	14,748	14,958
11/30/2003	14,975	14,810	14,819	15,009
12/31/2003	15,071	14,896	14,903	15,150
01/31/2004	15,162	14,976	14,984	15,226
02/29/2004	15,262	15,066	15,074	15,327
03/31/2004	15,289	15,084	15,092	15,390
04/30/2004	15,097	14,884	14,892	15,148
05/31/2004	15,062	14,839	14,848	15,116
06/30/2004	15,181	14,947	14,956	15,251
07/31/2004	15,292	15,046	15,055	15,374
08/31/2004	15,460	15,211	15,211	15,588
09/30/2004	15,489	15,240	15,231	15,621
10/31/2004	15,585	15,335	15,315	15,744
11/30/2004	15,548	15,298	15,269	15,707
12/31/2004	15,630	15,379	15,339	15,810
01/31/2005	15,699	15,447	15,398	15,900
02/28/2005	15,660	15,408	15,351	15,849
03/31/2005	15,641	15,390	15,324	15,819
04/30/2005	15,779	15,525	15,449	15,979
05/31/2005	15,873	15,618	15,533	16,095
06/30/2005	15,918	15,662	15,567	16,142
07/31/2005	15,867	15,612	15,508	16,081
08/31/2005	16,003	15,746	15,632	16,214
09/30/2005	15,943	15,686	15,562	16,149
10/31/2005	15,842	15,587	15,454	16,079
11/30/2005	15,879	15,624	15,482	16,113
12/31/2005	16,065	15,806	15,652	16,317
01/31/2006	16,100	15,841	15,678	16,370
02/28/2006	16,141	15,882	15,709	16,403
03/31/2006	16,068	15,810	15,627	16,298

Sector Breakdown*

U.S. Government Agencies	99.0%
Short-Term Instruments	0.1%
Other	0.9%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  13

A CREDIT STRATEGY FUND PIMCO High Yield Fund	Ticker Symbols: Class A: PHDAX Class B: PHDBX Class C: PHDCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	An underweight to building products contributed to relative performance, as these bonds significantly underperformed amid a slowdown in construction activity.

•	As consumer cyclicals underperformed over the twelve-month period, weighed down heavily by auto-related bonds, an underweight to the overall sector was a boost to relative returns.

•	Security selection in the telecom sector was a significant contributor to relative performance, as middle-to-lower quality wireline companies notably outperformed the overall sector.

•	As the metals and mining sector outperformed, led by middle-tier steel producers, an underweight to the industry category detracted from returns.

•	An underweight to the finance sector, which outperformed the high-yield market over the period, detracted from relative performance.

•	Exposure to BBB-rated issues hurt performance, as this category of bonds underperformed the high-yield market.

•	Modest exposure to emerging market sovereign debt helped relative performance, as these bonds outperformed traditional high yield.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (12/15/92)
PIMCO High Yield Fund Class A	7.95%	7.34%	7.10%	8.37%
PIMCO High Yield Fund Class A (adjusted)	3.90%	6.52%	6.61%	8.00%
PIMCO High Yield Fund Class B	7.14%	6.54%	6.54%	7.96%
PIMCO High Yield Fund Class B (adjusted)	3.64%	6.46%	6.54%	7.96%
PIMCO High Yield Fund Class C (adjusted)	6.14%	6.54%	6.31%	7.58%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	7.03%	7.57%	6.75%	7.77%
Merrill Lynch U.S. High Yield, BB-B Rated Index	7.43%	7.14%	6.55%	7.62%
Lipper High Current Yield Fund Average	6.77%	6.92%	5.43%	6.56%

†	The Fund began operations on 12/15/92. Index comparisons began on 12/31/92. For periods prior to 12/31/96 (inception of the Constrained Index), values reflect the Unconstrained Index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,035.30	$1,031.40	$1,031.50	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period	$4.57	$8.36	$8.36	$4.53	$8.30	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO High Yield A	PIMCO High Yield B	PIMCO High Yield C	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated Index
12/31/1992	9,625	10,000	10,000	10,000	10,000
01/31/1993	9,841	10,218	10,218	10,241	10,241
02/28/1993	10,019	10,398	10,398	10,432	10,432
03/31/1993	10,218	10,597	10,597	10,611	10,611
04/30/1993	10,323	10,700	10,700	10,687	10,687
05/31/1993	10,396	10,769	10,769	10,824	10,824
06/30/1993	10,675	11,052	11,052	11,026	11,026
07/31/1993	10,748	11,120	11,120	11,132	11,132
08/31/1993	10,865	11,235	11,235	11,234	11,234
09/30/1993	10,916	11,281	11,281	11,289	11,289
10/31/1993	11,205	11,573	11,573	11,501	11,501
11/30/1993	11,288	11,652	11,652	11,554	11,554
12/31/1993	11,382	11,742	11,742	11,664	11,664
01/31/1994	11,621	11,981	11,981	11,910	11,910
02/28/1994	11,615	11,969	11,969	11,820	11,820
03/31/1994	11,264	11,601	11,601	11,438	11,438
04/30/1994	11,163	11,489	11,489	11,302	11,302
05/31/1994	11,241	11,562	11,562	11,258	11,258
06/30/1994	11,253	11,567	11,567	11,299	11,299
07/31/1994	11,356	11,666	11,666	11,383	11,383
08/31/1994	11,448	11,753	11,753	11,459	11,459
09/30/1994	11,523	11,824	11,824	11,452	11,452
10/31/1994	11,526	11,819	11,819	11,481	11,481
11/30/1994	11,476	11,761	11,761	11,389	11,389
12/31/1994	11,610	11,892	11,892	11,523	11,523
01/31/1995	11,721	11,997	11,997	11,699	11,700
02/28/1995	12,038	12,315	12,315	12,062	12,062
03/31/1995	12,211	12,484	12,484	12,224	12,224
04/30/1995	12,473	12,746	12,746	12,506	12,506
05/31/1995	12,831	13,104	13,104	12,904	12,904
06/30/1995	12,932	13,200	13,200	13,009	13,009
07/31/1995	13,102	13,365	13,365	13,138	13,138
08/31/1995	13,199	13,456	13,456	13,240	13,240
09/30/1995	13,380	13,634	13,634	13,394	13,394
10/31/1995	13,571	13,822	13,822	13,510	13,510
11/30/1995	13,732	13,978	13,978	13,646	13,646
12/31/1995	13,960	14,202	14,202	13,866	13,866
01/31/1996	14,182	14,419	14,419	14,070	14,070
02/29/1996	14,194	14,422	14,422	14,070	14,070
03/31/1996	14,077	14,295	14,295	14,025	14,025
04/30/1996	14,135	14,345	14,345	14,021	14,021
05/31/1996	14,179	14,381	14,381	14,112	14,112
06/30/1996	14,233	14,427	14,427	14,204	14,204
07/31/1996	14,355	14,542	14,542	14,295	14,295
08/31/1996	14,585	14,766	14,766	14,437	14,437
09/30/1996	14,920	15,097	15,097	14,760	14,760
10/31/1996	15,065	15,236	15,236	14,942	14,942
11/30/1996	15,387	15,554	15,554	15,242	15,243
12/31/1996	15,537	15,696	15,696	15,355	15,355
01/31/1997	15,692	15,837	15,842	15,472	15,478
02/28/1997	15,929	16,067	16,071	15,682	15,689
03/31/1997	15,715	15,842	15,846	15,468	15,466
04/30/1997	15,879	15,997	16,002	15,659	15,623
05/31/1997	16,236	16,346	16,351	16,001	15,950
06/30/1997	16,472	16,573	16,578	16,243	16,198
07/31/1997	16,892	16,984	16,989	16,685	16,652
08/31/1997	16,882	16,962	16,967	16,656	16,613
09/30/1997	17,160	17,232	17,237	16,927	16,891
10/31/1997	17,172	17,232	17,237	16,999	16,976
11/30/1997	17,332	17,381	17,387	17,150	17,130
12/31/1997	17,522	17,562	17,567	17,323	17,310
01/31/1998	17,819	17,847	17,852	17,579	17,565
02/28/1998	17,909	17,927	17,932	17,662	17,647
03/31/1998	18,044	18,051	18,056	17,815	17,798
04/30/1998	18,083	18,080	18,085	17,885	17,871
05/31/1998	18,170	18,156	18,161	18,019	17,994
06/30/1998	18,299	18,272	18,279	18,118	18,096
07/31/1998	18,488	18,447	18,454	18,231	18,209
08/31/1998	17,741	17,691	17,698	17,418	17,404
09/30/1998	17,961	17,898	17,905	17,532	17,523
10/31/1998	17,778	17,705	17,712	17,190	17,186
11/30/1998	18,523	18,436	18,443	17,997	17,989
12/31/1998	18,597	18,497	18,504	17,991	17,981
01/31/1999	18,836	18,724	18,731	18,190	18,180
02/28/1999	18,676	18,554	18,561	18,069	18,060
03/31/1999	18,826	18,689	18,697	18,271	18,263
04/30/1999	19,135	18,984	18,992	18,537	18,531
05/31/1999	18,763	18,605	18,612	18,354	18,342
06/30/1999	18,754	18,584	18,592	18,314	18,307
07/31/1999	18,799	18,618	18,625	18,337	18,334
08/31/1999	18,720	18,528	18,536	18,176	18,182
09/30/1999	18,726	18,523	18,530	18,152	18,155
10/31/1999	18,698	18,484	18,491	18,083	18,087
11/30/1999	18,950	18,722	18,730	18,298	18,304
12/31/1999	19,043	18,803	18,810	18,438	18,445
01/31/2000	18,951	18,713	18,709	18,350	18,356
02/29/2000	18,991	18,752	18,739	18,356	18,364
03/31/2000	18,608	18,373	18,347	18,071	18,081
04/30/2000	18,643	18,408	18,371	18,088	18,098
05/31/2000	18,544	18,310	18,262	17,896	17,907
06/30/2000	18,893	18,655	18,595	18,288	18,299
07/31/2000	19,036	18,796	18,725	18,378	18,390
08/31/2000	19,305	19,061	18,978	18,588	18,602
09/30/2000	19,241	18,999	18,902	18,422	18,437
10/31/2000	18,843	18,605	18,499	17,881	17,896
11/30/2000	18,481	18,248	18,133	17,250	17,265
12/31/2000	18,880	18,642	18,514	17,717	17,733
01/31/2001	19,652	19,405	19,260	18,823	18,841
02/28/2001	19,855	19,605	19,447	19,056	19,073
03/31/2001	19,617	19,369	19,200	18,710	18,727
04/30/2001	19,465	19,220	19,040	18,517	18,538
05/31/2001	19,682	19,433	19,240	18,803	18,820
06/30/2001	19,369	19,125	18,921	18,365	18,384
07/31/2001	19,665	19,417	19,197	18,636	18,657
08/31/2001	19,828	19,578	19,343	18,799	18,820
09/30/2001	19,027	18,787	18,552	17,666	17,683
10/31/2001	19,444	19,199	18,945	18,236	18,258
11/30/2001	19,784	19,535	19,265	18,831	18,857
12/31/2001	19,746	19,498	19,217	18,679	18,690
01/31/2002	19,782	19,533	19,240	18,772	18,782
02/28/2002	19,584	19,337	19,036	18,609	18,608
03/31/2002	19,749	19,500	19,185	19,017	19,009
04/30/2002	19,921	19,669	19,340	19,273	19,259
05/31/2002	19,753	19,504	19,164	19,244	19,223
06/30/2002	18,760	18,523	18,189	18,205	17,826
07/31/2002	17,677	17,454	17,128	17,559	17,132
08/31/2002	18,393	18,161	17,810	18,058	17,673
09/30/2002	17,937	17,711	17,358	17,819	17,405
10/31/2002	18,071	17,844	17,477	17,655	17,246
11/30/2002	19,181	18,939	18,538	18,681	18,249
12/31/2002	19,505	19,259	18,839	18,884	18,448
01/31/2003	19,989	19,737	19,293	19,299	18,862
02/28/2003	20,283	20,027	19,565	19,524	19,080
03/31/2003	20,776	20,514	20,028	19,963	19,512
04/30/2003	21,817	21,542	21,020	20,920	20,453
05/31/2003	22,030	21,753	21,211	21,061	20,590
06/30/2003	22,458	22,175	21,610	21,597	21,119
07/31/2003	21,946	21,669	21,104	21,256	20,769
08/31/2003	22,292	22,011	21,423	21,492	21,007
09/30/2003	22,783	22,496	21,881	22,033	21,528
10/31/2003	23,188	22,896	22,255	22,434	21,922
11/30/2003	23,404	23,109	22,451	22,719	22,202
12/31/2003	24,034	23,731	23,042	23,205	22,682
01/31/2004	24,233	23,928	23,217	23,505	22,975
02/29/2004	24,112	23,808	23,087	23,556	23,024
03/31/2004	24,230	23,925	23,186	23,765	23,228
04/30/2004	23,995	23,693	22,947	23,564	23,032
05/31/2004	23,654	23,356	22,608	23,186	22,663
06/30/2004	23,933	23,632	22,861	23,480	22,950
07/31/2004	24,304	23,998	23,199	23,850	23,312
08/31/2004	24,800	24,488	23,659	24,293	23,745
09/30/2004	25,165	24,848	23,992	24,621	24,065
10/31/2004	25,663	25,340	24,453	25,055	24,490
11/30/2004	25,822	25,497	24,590	25,208	24,639
12/31/2004	26,202	25,872	24,934	25,510	24,934
01/31/2005	26,202	25,872	24,919	25,529	24,952
02/28/2005	26,571	26,236	25,255	25,876	25,293
03/31/2005	25,894	25,567	24,596	25,183	24,612
04/30/2005	25,718	25,393	24,414	25,044	24,474
05/31/2005	26,312	25,980	24,964	25,500	24,921
06/30/2005	26,725	26,388	25,338	25,902	25,364
07/31/2005	27,043	26,702	25,624	26,207	25,707
08/31/2005	27,197	26,854	25,755	26,322	25,793
09/30/2005	26,998	26,658	25,552	26,122	25,562
10/31/2005	26,804	26,467	25,353	25,915	25,415
11/30/2005	27,022	26,681	25,543	26,126	25,541
12/31/2005	27,301	26,957	25,790	26,375	25,770
01/31/2006	27,646	27,298	26,101	26,661	26,178
02/28/2006	27,929	27,577	26,353	26,883	26,299
03/31/2006	27,951	27,599	26,355	26,952	26,440

Sector Breakdown*

Corporate Bonds & Notes	82.7%
Short-Term Instruments	6.2%
Other	11.1%

*	% of total investments as of March 31, 2006

14  PIMCO Funds Annual Report  |  03.31.06

A CREDIT STRATEGY FUND PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols: Class A: PBDAX Class C: PBDCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities.

•	Slightly above-index duration was negative for the Fund, given rising interest rates.

•	An emphasis on BBB-rated issues was detrimental, as higher-quality securities outperformed. However, a small allocation to below-investment-grade names added to returns, as high-yield bonds outperformed high-grade credits.

•	Below-index exposure to consumer non-cyclicals was positive. Supermarkets, in particular, lagged after matching the price cuts of discount and club stores without the ability to lower their cost structures to the same degree.

•	An overweight position in electric utility companies was advantageous, as rating upgrades outpaced downgrades and shareholder-friendly activities remained limited.

•	An above-index allocation to natural gas also boosted performance, as pipelines and distributors continued to profit from strong energy demand.

•	Underweight exposure to real estate investment trusts hurt performance. This sector fared better than other financials in the current interest rate environment due to its ability to lock in rents in advance.

•	An overweight of communication companies also detracted from returns. Business, event, structural, and ratings risks combined to limit the opportunity for yield spread tightening in this sector.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class A	2.17%	6.48%	—	7.89%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	-1.62%	5.66%	—	7.20%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	0.42%	5.68%	—	7.09%
Lehman Brothers Credit Investment Grade Index	1.83%	5.97%	—	7.29%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	—	5.85%

†	The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A Shares and 1% CDSC on C Shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$995.00	$991.20	$1,020.44	$1,016.70
Expenses Paid During Period	$4.48	$8.19	$4.53	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Investment Grade Corp Bond A	PIMCO Investment Grade Corp Bond C	Lehman Brothers Credit Investment Grade Index
04/30/2000	9,625	10,000	10,000
05/31/2000	9,650	10,019	9,963
06/30/2000	9,865	10,236	10,213
07/31/2000	9,969	10,338	10,337
08/31/2000	10,120	10,488	10,471
09/30/2000	10,181	10,544	10,527
10/31/2000	10,216	10,574	10,537
11/30/2000	10,419	10,778	10,674
12/31/2000	10,683	11,044	10,881
01/31/2001	10,829	11,188	11,179
02/28/2001	11,005	11,364	11,277
03/31/2001	11,029	11,381	11,346
04/30/2001	10,903	11,245	11,306
05/31/2001	10,997	11,335	11,410
06/30/2001	11,006	11,338	11,467
07/31/2001	11,404	11,741	11,766
08/31/2001	11,602	11,937	11,924
09/30/2001	11,454	11,777	11,906
10/31/2001	11,686	12,008	12,201
11/30/2001	11,634	11,946	12,095
12/31/2001	11,606	11,909	12,012
01/31/2002	11,652	11,950	12,114
02/28/2002	11,755	12,048	12,206
03/31/2002	11,682	11,966	11,980
04/30/2002	11,890	12,172	12,146
05/31/2002	11,931	12,207	12,307
06/30/2002	11,966	12,235	12,327
07/31/2002	11,851	12,110	12,321
08/31/2002	12,309	12,571	12,640
09/30/2002	12,267	12,520	12,880
10/31/2002	12,354	12,600	12,731
11/30/2002	12,529	12,772	12,896
12/31/2002	12,884	13,124	13,276
01/31/2003	12,971	13,206	13,319
02/28/2003	13,213	13,445	13,585
03/31/2003	13,248	13,472	13,595
04/30/2003	13,593	13,812	13,847
05/31/2003	14,047	14,265	14,283
06/30/2003	14,012	14,221	14,248
07/31/2003	13,324	13,514	13,641
08/31/2003	13,466	13,651	13,748
09/30/2003	13,952	14,134	14,228
10/31/2003	13,866	14,037	14,076
11/30/2003	13,949	14,112	14,141
12/31/2003	14,164	14,321	14,298
01/31/2004	14,304	14,455	14,443
02/29/2004	14,476	14,619	14,624
03/31/2004	14,628	14,764	14,766
04/30/2004	14,173	14,295	14,301
05/31/2004	14,035	14,147	14,200
06/30/2004	14,104	14,208	14,260
07/31/2004	14,273	14,370	14,436
08/31/2004	14,633	14,719	14,777
09/30/2004	14,718	14,797	14,860
10/31/2004	14,889	14,959	15,004
11/30/2004	14,767	14,827	14,853
12/31/2004	14,951	15,002	15,047
01/31/2005	15,050	15,092	15,166
02/28/2005	14,966	14,998	15,077
03/31/2005	14,771	14,794	14,889
04/30/2005	14,963	14,976	15,089
05/31/2005	15,182	15,186	15,300
06/30/2005	15,317	15,311	15,422
07/31/2005	15,168	15,153	15,267
08/31/2005	15,405	15,380	15,499
09/30/2005	15,167	15,134	15,267
10/31/2005	14,985	14,943	15,100
11/30/2005	15,080	15,029	15,192
12/31/2005	15,267	15,204	15,342
01/31/2006	15,249	15,178	15,311
02/28/2006	15,313	15,233	15,378
03/31/2006	15,091	15,002	15,162

Sector Breakdown*

Banking & Finance	31.6%
Industrial	24.5%
Short-Term Instruments	17.5%
Utilities	15.5%
U.S. Government Agencies	7.4%
Other	3.5%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  15

A GOVERNMENT/MORTGAGE FUND PIMCO Long-Term U.S. Government Fund	Ticker Symbols: Class A: PFGAX Class B: PFGBX Class C: PFGCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s emphasis on the short-term portion of the yield curve (under five-year maturity) throughout the twelve-month reporting period was a negative for performance as these rates rose the most. This was the primary reason for underperformance.

•	Active management of duration positioning relative to the benchmark hurt returns throughout the period.

•	A modest allocation to interest rate swaps during the last three months of the twelve-month reporting period negatively affected performance, as the spreads widened and the yield curve shifted upward.

•	An exposure to structured mortgages had a positive effect on relative performance for the reporting period.

•	A small allocation to Treasury Inflation-Protected Securities (“TIPS”) negatively affected performance over the twelve-month reporting period, as real yields rose.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (07/01/91)
PIMCO Long-Term U.S. Government Fund Class A	0.79%	6.25%	7.72%	9.28%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	-2.99%	5.44%	7.22%	8.94%
PIMCO Long-Term U.S. Government Fund Class B	0.04%	5.46%	7.14%	8.90%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	-3.37%	5.38%	7.14%	8.90%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	-0.94%	5.46%	6.91%	8.48%
Lehman Brothers Long-Term Treasury Index	2.12%	6.35%	7.71%	8.79%
Lipper General U.S. Government Fund Average	1.15%	3.80%	5.12%	5.99%

†	The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$968.50	$964.90	$964.90	$1,020.54	$1,016.80	$1,016.80
Expenses Paid During Period	$4.32	$7.99	$7.99	$4.43	$8.20	$8.20

For each class of the Fund, expenses are equal to the expense ratio for the class (0.88% for Class A, 1.63% for Class B, 1.63% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Long Term U. S. Gov’t A	PIMCO Long Term U. S. Gov’t B	PIMCO Long Term U. S. Gov’t C	Lehman Brothers Long-Term Treasury Index
06/30/1991	9,625	10,000	10,000	10,000
07/31/1991	9,754	10,128	10,128	10,149
08/31/1991	10,130	10,511	10,511	10,499
09/30/1991	10,467	10,855	10,855	10,830
10/31/1991	10,517	10,900	10,900	10,854
11/30/1991	10,655	11,037	11,037	10,914
12/31/1991	11,354	11,755	11,755	11,565
01/31/1992	11,030	11,413	11,413	11,202
02/29/1992	11,083	11,462	11,462	11,268
03/31/1992	11,044	11,416	11,416	11,144
04/30/1992	10,987	11,350	11,350	11,133
05/31/1992	11,376	11,745	11,745	11,442
06/30/1992	11,537	11,906	11,906	11,608
07/31/1992	12,080	12,458	12,458	12,091
08/31/1992	12,319	12,697	12,697	12,175
09/30/1992	12,533	12,911	12,911	12,367
10/31/1992	12,219	12,579	12,579	12,107
11/30/1992	12,343	12,701	12,701	12,153
12/31/1992	12,665	13,025	13,025	12,486
01/31/1993	13,000	13,361	13,361	12,842
02/28/1993	13,518	13,886	13,886	13,271
03/31/1993	13,587	13,948	13,948	13,304
04/30/1993	13,689	14,046	14,046	13,407
05/31/1993	13,739	14,088	14,088	13,451
06/30/1993	14,416	14,776	14,776	14,020
07/31/1993	14,622	14,978	14,978	14,246
08/31/1993	15,176	15,538	15,538	14,818
09/30/1993	15,222	15,577	15,577	14,870
10/31/1993	15,296	15,644	15,644	14,977
11/30/1993	14,877	15,208	15,208	14,594
12/31/1993	14,972	15,296	15,296	14,640
01/31/1994	15,311	15,632	15,632	14,992
02/28/1994	14,708	15,009	15,009	14,377
03/31/1994	14,105	14,383	14,383	13,746
04/30/1994	13,859	14,124	14,124	13,584
05/31/1994	13,811	14,066	14,066	13,494
06/30/1994	13,726	13,972	13,972	13,366
07/31/1994	14,063	14,304	14,304	13,819
08/31/1994	14,089	14,321	14,321	13,717
09/30/1994	13,646	13,860	13,860	13,285
10/31/1994	13,551	13,755	13,755	13,238
11/30/1994	13,505	13,700	13,700	13,316
12/31/1994	13,809	13,999	13,999	13,521
01/31/1995	14,165	14,350	14,350	13,869
02/28/1995	14,651	14,833	14,833	14,263
03/31/1995	14,817	14,992	14,992	14,385
04/30/1995	15,066	15,235	15,235	14,641
05/31/1995	16,215	16,387	16,387	15,764
06/30/1995	16,395	16,561	16,561	15,947
07/31/1995	16,107	16,259	16,259	15,692
08/31/1995	16,466	16,612	16,612	16,041
09/30/1995	16,817	16,956	16,956	16,336
10/31/1995	17,225	17,359	17,359	16,793
11/30/1995	17,644	17,771	17,771	17,213
12/31/1995	18,101	18,220	18,220	17,671
01/31/1996	18,124	18,233	18,233	17,671
02/29/1996	17,274	17,369	17,369	16,817
03/31/1996	16,951	17,034	17,034	16,483
04/30/1996	16,570	16,640	16,640	16,207
05/31/1996	16,587	16,645	16,645	16,123
06/30/1996	16,915	16,963	16,963	16,467
07/31/1996	16,854	16,892	16,892	16,473
08/31/1996	16,731	16,758	16,758	16,267
09/30/1996	17,191	17,208	17,208	16,716
10/31/1996	17,923	17,929	17,929	17,373
11/30/1996	18,592	18,587	18,587	17,953
12/31/1996	18,159	18,142	18,142	17,517
01/31/1997	18,064	18,026	18,043	17,393
02/28/1997	18,101	18,050	18,068	17,400
03/31/1997	17,644	17,586	17,602	16,954
04/30/1997	18,038	17,966	17,980	17,363
05/31/1997	18,245	18,161	18,176	17,557
06/30/1997	18,599	18,503	18,518	17,896
07/31/1997	19,626	19,513	19,527	18,947
08/31/1997	19,125	19,002	19,017	18,420
09/30/1997	19,619	19,481	19,497	18,927
10/31/1997	20,280	20,124	20,140	19,564
11/30/1997	20,467	20,295	20,313	19,825
12/31/1997	20,810	20,621	20,640	20,158
01/31/1998	21,191	20,984	21,003	20,567
02/28/1998	21,041	20,823	20,842	20,419
03/31/1998	21,136	20,904	20,923	20,462
04/30/1998	21,250	21,004	21,023	20,537
05/31/1998	21,656	21,393	21,412	20,930
06/30/1998	22,156	21,874	21,892	21,415
07/31/1998	22,134	21,852	21,855	21,325
08/31/1998	23,061	22,768	22,757	22,287
09/30/1998	23,988	23,683	23,643	23,103
10/31/1998	23,331	23,034	22,981	22,754
11/30/1998	23,412	23,115	23,043	22,929
12/31/1998	23,520	23,221	23,133	22,881
01/31/1999	23,692	23,391	23,290	23,087
02/28/1999	22,612	22,324	22,214	21,951
03/31/1999	22,697	22,409	22,285	21,900
04/30/1999	22,725	22,436	22,296	21,931
05/31/1999	22,309	22,025	21,875	21,587
06/30/1999	22,095	21,814	21,652	21,358
07/31/1999	21,960	21,681	21,504	21,255
08/31/1999	21,782	21,505	21,317	21,173
09/30/1999	22,000	21,720	21,518	21,329
10/31/1999	22,039	21,759	21,544	21,342
11/30/1999	21,892	21,614	21,386	21,197
12/31/1999	21,557	21,283	21,044	20,881
01/31/2000	21,647	21,372	21,122	21,180
02/29/2000	22,295	22,011	21,741	21,819
03/31/2000	22,890	22,599	22,306	22,566
04/30/2000	22,755	22,466	22,161	22,385
05/31/2000	22,625	22,338	22,021	22,304
06/30/2000	23,311	23,014	22,675	22,788
07/31/2000	23,723	23,422	23,063	23,180
08/31/2000	24,248	23,939	23,559	23,709
09/30/2000	23,959	23,655	23,265	23,422
10/31/2000	24,373	24,064	23,653	23,787
11/30/2000	25,173	24,853	24,412	24,539
12/31/2000	25,843	25,514	25,045	25,116
01/31/2001	25,985	25,654	25,165	25,158
02/28/2001	26,489	26,152	25,638	25,589
03/31/2001	26,338	26,003	25,479	25,461
04/30/2001	25,545	25,220	24,697	24,768
05/31/2001	25,680	25,354	24,810	24,800
06/30/2001	25,894	25,564	25,001	25,014
07/31/2001	26,991	26,648	26,047	25,944
08/31/2001	27,580	27,229	26,596	26,499
09/30/2001	27,834	27,480	26,828	26,698
10/31/2001	29,125	28,755	28,056	28,009
11/30/2001	27,844	27,490	26,805	26,677
12/31/2001	27,161	26,816	26,132	26,176
01/31/2002	27,778	27,425	26,710	26,514
02/28/2002	28,122	27,765	27,022	26,821
03/31/2002	26,893	26,552	25,822	25,738
04/30/2002	28,093	27,736	26,959	26,716
05/31/2002	28,236	27,877	27,080	26,798
06/30/2002	28,784	28,418	27,589	27,280
07/31/2002	29,647	29,271	28,397	28,120
08/31/2002	30,824	30,433	29,505	29,349
09/30/2002	32,005	31,598	30,617	30,572
10/31/2002	31,016	30,622	29,653	29,694
11/30/2002	30,697	30,307	29,329	29,365
12/31/2002	32,161	31,752	30,708	30,568
01/31/2003	31,936	31,530	30,475	30,465
02/28/2003	33,012	32,592	31,483	31,387
03/31/2003	32,609	32,195	31,080	30,992
04/30/2003	32,994	32,575	31,428	31,307
05/31/2003	34,660	34,220	32,994	33,067
06/30/2003	34,120	33,686	32,459	32,563
07/31/2003	31,062	30,668	29,531	29,651
08/31/2003	31,563	31,161	29,989	30,123
09/30/2003	33,434	33,009	31,749	31,692
10/31/2003	32,685	32,270	31,019	30,810
11/30/2003	32,826	32,409	31,134	30,959
12/31/2003	33,220	32,798	31,486	31,327
01/31/2004	33,735	33,306	31,952	31,865
02/29/2004	34,531	34,092	32,687	32,500
03/31/2004	35,118	34,671	33,219	32,993
04/30/2004	33,070	32,650	31,263	31,142
05/31/2004	32,680	32,265	30,875	30,989
06/30/2004	32,964	32,546	31,125	31,273
07/31/2004	33,647	33,219	31,751	31,801
08/31/2004	34,915	34,472	32,929	32,982
09/30/2004	35,107	34,661	33,090	33,260
10/31/2004	35,560	35,108	33,497	33,750
11/30/2004	34,696	34,255	32,663	32,998
12/31/2004	35,491	35,040	33,388	33,741
01/31/2005	36,183	35,723	34,019	34,592
02/28/2005	35,629	35,176	33,478	34,145
03/31/2005	35,387	34,937	33,230	33,917
04/30/2005	36,523	36,059	34,274	35,078
05/31/2005	37,465	36,989	35,138	35,988
06/30/2005	37,963	37,481	35,580	36,527
07/31/2005	36,897	36,428	34,559	35,569
08/31/2005	37,985	37,502	35,558	36,605
09/30/2005	36,827	36,359	34,449	35,554
10/31/2005	36,027	35,569	33,680	34,899
11/30/2005	36,273	35,812	33,890	35,117
12/31/2005	37,075	36,604	34,616	35,935
01/31/2006	36,741	36,274	34,283	35,606
02/28/2006	36,914	36,445	34,425	35,858
03/31/2006	35,667	35,214	33,240	34,635

Sector Breakdown*

U.S. Treasury Obligations	50.5%
U.S. Government Agencies	28.2%
Asset-Backed Securities	6.4%
Short-Term Instruments	3.6%
Other	11.3%

*	% of total investments as of March 31, 2006

16  PIMCO Funds Annual Report  |  03.31.06

A SHORT-DURATION BOND FUND PIMCO Low Duration Fund	Ticker Symbols: Class A: PTLAX Class B: PTLBX Class C: PTLCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Tactical duration positioning significantly detracted from performance; extending duration during the second half of the period hurt returns as yields moved higher.

•	Broader-than-benchmark maturity structure was slightly positive for performance as yields on maturities three years and longer rose the least. Exposure to short-term rates via Eurodollar futures also enhanced returns as those contracts outperformed the index.

•	A mortgage emphasis was slightly positive for returns. While the sector underperformed Treasuries on a like-duration basis, security selection helped performance.

•	Corporate bonds were positive for performance as short-term corporates outperformed like-duration Treasuries, benefiting from a strengthening economy and investors’ search for extra yield.

•	Exposure to high-quality emerging markets was positive for performance. Emerging markets bonds benefited from continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

•	Tactical exposure to Euroland issues, and shorter-maturity U.K. securities later in the period, helped returns. These positions outperformed Treasuries amid slower growth and more muted inflation in those economies.

•	A tactical allocation to real return bonds early in the period had a slight negative impact as Treasury Inflation-Protected Securities under-performed nominal Treasuries for the period.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Low Duration Fund Class A	1.56%	3.41%	4.97%	6.32%
PIMCO Low Duration Fund Class A (adjusted)	-0.72%	2.94%	4.65%	6.15%
PIMCO Low Duration Fund Class B	0.80%	2.64%	4.42%	6.02%
PIMCO Low Duration Fund Class B (adjusted)	-4.10%	2.28%	4.42%	6.02%
PIMCO Low Duration Fund Class C (adjusted)	0.08%	2.90%	4.45%	5.79%
Merrill Lynch 1-3 Year Treasury Index	2.32%	3.18%	4.79%	6.05%
Lipper Short Investment Grade Debt Fund Average	2.38%	3.03%	4.48%	5.68%

†	The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,005.10	$1,001.30	$1,002.60	$1,020.69	$1,016.93	$1,018.20
Expenses Paid During Period	$4.25	$8.00	$6.74	$4.28	$8.07	$6.80

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.35% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Low Duration A	PIMCO Low Duration B	PIMCO Low Duration C	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	9,775	10,000	10,000	10,000
06/30/1987	9,862	10,083	10,085	10,109
07/31/1987	9,895	10,109	10,114	10,158
08/31/1987	9,889	10,097	10,104	10,167
09/30/1987	9,861	10,063	10,072	10,127
10/31/1987	10,017	10,215	10,227	10,351
11/30/1987	10,126	10,320	10,334	10,414
12/31/1987	10,182	10,370	10,387	10,480
01/31/1988	10,346	10,531	10,550	10,648
02/29/1988	10,417	10,598	10,619	10,735
03/31/1988	10,478	10,653	10,677	10,756
04/30/1988	10,518	10,687	10,713	10,772
05/31/1988	10,538	10,700	10,728	10,756
06/30/1988	10,633	10,788	10,821	10,868
07/31/1988	10,685	10,835	10,869	10,876
08/31/1988	10,724	10,867	10,904	10,899
09/30/1988	10,818	10,956	10,996	11,026
10/31/1988	10,914	11,046	11,088	11,136
11/30/1988	10,924	11,050	11,094	11,106
12/31/1988	10,968	11,087	11,134	11,132
01/31/1989	11,054	11,168	11,217	11,219
02/28/1989	11,068	11,175	11,226	11,219
03/31/1989	11,106	11,206	11,260	11,270
04/30/1989	11,233	11,327	11,384	11,443
05/31/1989	11,460	11,548	11,608	11,614
06/30/1989	11,705	11,788	11,852	11,831
07/31/1989	11,873	11,948	12,015	12,006
08/31/1989	11,813	11,882	11,950	11,932
09/30/1989	11,869	11,929	12,000	12,003
10/31/1989	12,021	12,075	12,149	12,184
11/30/1989	12,125	12,172	12,250	12,299
12/31/1989	12,182	12,222	12,303	12,348
01/31/1990	12,170	12,202	12,284	12,358
02/28/1990	12,249	12,274	12,359	12,416
03/31/1990	12,310	12,328	12,416	12,457
04/30/1990	12,298	12,308	12,399	12,482
05/31/1990	12,501	12,502	12,597	12,673
06/30/1990	12,631	12,625	12,723	12,806
07/31/1990	12,765	12,750	12,853	12,966
08/31/1990	12,785	12,761	12,867	13,005
09/30/1990	12,850	12,819	12,927	13,111
10/31/1990	12,939	12,898	13,010	13,255
11/30/1990	13,088	13,039	13,155	13,386
12/31/1990	13,224	13,167	13,286	13,548
01/31/1991	13,340	13,275	13,398	13,672
02/28/1991	13,442	13,367	13,494	13,754
03/31/1991	13,551	13,468	13,598	13,846
04/30/1991	13,711	13,619	13,753	13,977
05/31/1991	13,812	13,711	13,849	14,062
06/30/1991	13,895	13,785	13,927	14,119
07/31/1991	14,044	13,924	14,070	14,242
08/31/1991	14,239	14,110	14,260	14,437
09/30/1991	14,420	14,280	14,436	14,593
10/31/1991	14,539	14,390	14,550	14,750
11/30/1991	14,691	14,531	14,695	14,903
12/31/1991	14,931	14,761	14,930	15,131
01/31/1992	14,939	14,759	14,932	15,107
02/29/1992	15,008	14,818	14,995	15,160
03/31/1992	15,011	14,813	14,992	15,154
04/30/1992	15,111	14,903	15,086	15,293
05/31/1992	15,259	15,040	15,228	15,432
06/30/1992	15,397	15,166	15,359	15,590
07/31/1992	15,595	15,353	15,551	15,765
08/31/1992	15,694	15,440	15,643	15,903
09/30/1992	15,844	15,579	15,786	16,055
10/31/1992	15,844	15,568	15,780	15,959
11/30/1992	15,847	15,562	15,777	15,933
12/31/1992	16,007	15,710	15,930	16,084
01/31/1993	16,153	15,842	16,067	16,251
02/28/1993	16,339	16,015	16,245	16,390
03/31/1993	16,425	16,090	16,325	16,439
04/30/1993	16,498	16,151	16,390	16,541
05/31/1993	16,511	16,154	16,397	16,495
06/30/1993	16,669	16,300	16,548	16,616
07/31/1993	16,721	16,339	16,591	16,655
08/31/1993	16,878	16,483	16,740	16,800
09/30/1993	16,937	16,530	16,792	16,855
10/31/1993	17,047	16,628	16,894	16,888
11/30/1993	17,058	16,628	16,898	16,892
12/31/1993	17,172	16,728	17,002	16,954
01/31/1994	17,260	16,801	17,081	17,063
02/28/1994	17,178	16,714	16,995	16,954
03/31/1994	17,098	16,624	16,907	16,870
04/30/1994	17,034	16,552	16,838	16,810
05/31/1994	17,009	16,517	16,806	16,834
06/30/1994	17,038	16,546	16,827	16,884
07/31/1994	17,189	16,693	16,970	17,029
08/31/1994	17,256	16,758	17,028	17,089
09/30/1994	17,224	16,726	16,989	17,050
10/31/1994	17,215	16,718	16,974	17,088
11/30/1994	17,212	16,714	16,964	17,012
12/31/1994	17,196	16,699	16,942	17,050
01/31/1995	17,349	16,848	17,086	17,288
02/28/1995	17,561	17,053	17,287	17,525
03/31/1995	17,626	17,117	17,344	17,623
04/30/1995	17,841	17,325	17,547	17,780
05/31/1995	18,158	17,634	17,852	18,091
06/30/1995	18,246	17,718	17,931	18,188
07/31/1995	18,246	17,718	17,924	18,263
08/31/1995	18,437	17,904	18,105	18,372
09/30/1995	18,596	18,058	18,253	18,461
10/31/1995	18,728	18,187	18,376	18,617
11/30/1995	18,939	18,392	18,576	18,782
12/31/1995	19,157	18,604	18,782	18,926
01/31/1996	19,291	18,734	18,906	19,087
02/29/1996	19,160	18,607	18,770	19,006
03/31/1996	19,145	18,592	18,747	18,989
04/30/1996	19,145	18,592	18,740	19,005
05/31/1996	19,156	18,603	18,744	19,044
06/30/1996	19,344	18,785	18,920	19,181
07/31/1996	19,402	18,841	18,969	19,256
08/31/1996	19,491	18,928	19,047	19,323
09/30/1996	19,760	19,189	19,302	19,498
10/31/1996	20,037	19,458	19,565	19,717
11/30/1996	20,299	19,713	19,813	19,868
12/31/1996	20,236	19,652	19,744	19,868
01/31/1997	20,398	19,809	19,896	19,962
02/28/1997	20,474	19,882	19,961	20,007
03/31/1997	20,384	19,795	19,866	20,000
04/30/1997	20,624	20,028	20,092	20,163
05/31/1997	20,789	20,189	20,245	20,301
06/30/1997	20,945	20,340	20,388	20,440
07/31/1997	21,276	20,661	20,700	20,665
08/31/1997	21,257	20,643	20,671	20,684
09/30/1997	21,435	20,816	20,837	20,841
10/31/1997	21,586	20,962	20,976	20,996
11/30/1997	21,642	21,016	21,029	21,047
12/31/1997	21,800	21,170	21,176	21,191
01/31/1998	21,959	21,324	21,320	21,396
02/28/1998	22,027	21,390	21,378	21,415
03/31/1998	22,113	21,474	21,452	21,502
04/30/1998	22,225	21,583	21,553	21,603
05/31/1998	22,359	21,713	21,674	21,718
06/30/1998	22,406	21,759	21,709	21,831
07/31/1998	22,504	21,854	21,793	21,933
08/31/1998	22,585	21,933	21,863	22,209
09/30/1998	23,037	22,372	22,291	22,503
10/31/1998	22,993	22,329	22,240	22,613
11/30/1998	23,120	22,452	22,354	22,594
12/31/1998	23,254	22,582	22,472	22,673
01/31/1999	23,349	22,675	22,555	22,763
02/28/1999	23,218	22,548	22,420	22,652
03/31/1999	23,409	22,733	22,595	22,810
04/30/1999	23,524	22,844	22,694	22,883
05/31/1999	23,441	22,764	22,606	22,868
06/30/1999	23,446	22,769	22,599	22,940
07/31/1999	23,439	22,762	22,583	23,012
08/31/1999	23,446	22,769	22,581	23,079
09/30/1999	23,612	22,930	22,732	23,229
10/31/1999	23,702	23,017	22,809	23,291
11/30/1999	23,795	23,107	22,889	23,335
12/31/1999	23,830	23,142	22,914	23,368
01/31/2000	23,792	23,105	22,871	23,359
02/29/2000	23,956	23,264	23,020	23,515
03/31/2000	24,124	23,427	23,169	23,661
04/30/2000	24,170	23,472	23,204	23,722
05/31/2000	24,235	23,535	23,257	23,820
06/30/2000	24,519	23,810	23,520	24,067
07/31/2000	24,658	23,946	23,645	24,219
08/31/2000	24,925	24,205	23,891	24,398
09/30/2000	25,042	24,318	23,993	24,573
10/31/2000	25,034	24,311	23,977	24,705
11/30/2000	25,222	24,493	24,147	24,939
12/31/2000	25,547	24,809	24,449	25,236
01/31/2001	25,954	25,204	24,828	25,552
02/28/2001	26,073	25,320	24,934	25,718
03/31/2001	26,279	25,520	25,121	25,933
04/30/2001	26,347	25,586	25,177	26,002
05/31/2001	26,550	25,783	25,360	26,149
06/30/2001	26,609	25,840	25,406	26,238
07/31/2001	27,053	26,271	25,820	26,532
08/31/2001	27,207	26,421	25,957	26,685
09/30/2001	27,468	26,675	26,196	27,124
10/31/2001	27,814	27,011	26,515	27,380
11/30/2001	27,520	26,725	26,224	27,321
12/31/2001	27,456	26,663	26,153	27,331
01/31/2002	27,706	26,906	26,383	27,386
02/28/2002	27,922	27,116	26,578	27,519
03/31/2002	27,699	26,899	26,355	27,333
04/30/2002	28,062	27,251	26,690	27,638
05/31/2002	28,236	27,420	26,842	27,749
06/30/2002	28,323	27,505	26,914	27,982
07/31/2002	28,439	27,618	27,014	28,323
08/31/2002	28,718	27,889	27,265	28,420
09/30/2002	28,873	28,039	27,402	28,655
10/31/2002	29,012	28,174	27,519	28,720
11/30/2002	29,096	28,255	27,588	28,634
12/31/2002	29,425	28,575	27,886	28,903
01/31/2003	29,498	28,646	27,950	28,900
02/28/2003	29,740	28,881	28,166	29,020
03/31/2003	29,800	28,939	28,208	29,073
04/30/2003	29,946	29,081	28,335	29,128
05/31/2003	30,089	29,220	28,457	29,237
06/30/2003	30,168	29,296	28,519	29,282
07/31/2003	29,667	28,810	28,031	29,122
08/31/2003	29,783	28,922	28,127	29,142
09/30/2003	30,128	29,258	28,445	29,406
10/31/2003	29,986	29,120	28,297	29,297
11/30/2003	30,010	29,143	28,308	29,282
12/31/2003	30,160	29,289	28,435	29,452
01/31/2004	30,254	29,380	28,512	29,512
02/29/2004	30,405	29,527	28,643	29,653
03/31/2004	30,475	29,595	28,698	29,746
04/30/2004	30,225	29,352	28,451	29,459
05/31/2004	30,204	29,332	28,420	29,431
06/30/2004	30,243	29,370	28,445	29,429
07/31/2004	30,379	29,502	28,562	29,536
08/31/2004	30,629	29,744	28,785	29,740
09/30/2004	30,601	29,717	28,747	29,714
10/31/2004	30,733	29,845	28,859	29,804
11/30/2004	30,662	29,776	28,779	29,657
12/31/2004	30,736	29,848	28,836	29,719
01/31/2005	30,693	29,806	28,784	29,709
02/28/2005	30,640	29,755	28,724	29,641
03/31/2005	30,607	29,722	28,681	29,643
04/30/2005	30,796	29,907	28,847	29,809
05/31/2005	30,895	30,002	28,928	29,921
06/30/2005	30,935	30,041	28,954	29,980
07/31/2005	30,858	29,966	28,867	29,895
08/31/2005	31,058	30,161	29,043	30,081
09/30/2005	30,928	30,034	28,909	30,006
10/31/2005	30,856	29,965	28,831	30,003
11/30/2005	30,914	30,021	28,874	30,099
12/31/2005	31,069	30,171	29,005	30,214
01/31/2006	31,132	30,233	29,052	30,265
02/28/2006	31,163	30,262	29,070	30,289
03/31/2006	31,085	30,187	28,984	30,331

Sector Breakdown*

Short-Term Instruments	39.6%
U.S. Government Agencies	26.9%
Mortgage-Backed Securities	14.2%
Corporate Bonds & Notes	9.1%
Asset-Backed Securities	8.3%
Other	1.9%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  17

A SHORT-DURATION BOND FUND PIMCO Money Market Fund	Ticker Symbols: Class A: PYAXX Class B: PYCXX Class C: PKCXX

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund, which has a Aaa money market fund rating by Moody’s, emphasizes high-quality commercial paper and shorter-term agencies due to strong liquidity, attractive yields and limited credit risks.

•	High-quality (A1/P1) three-month commercial paper yields increased approximately 1.90% , reflecting eight Federal Reserve rate hikes.

•	High-quality (A1/P1) three-month commercial paper yield spread relative to Treasuries increased by 0.15% to approximately 0.35% on March 31, 2006, which provided additional yield.

•	U.S. and non-U.S. issued high-quality (A1/P1) commercial paper was emphasized due to attractive yields, modest interest rate sensitivity, and limited credit risk.

•	The SEC 7-day effective yield for the Fund’s Class A Shares was 4.21% as of March 31, 2006.

Average Annual Total Return    For periods ended 03/31/06

	30-Day Yield	1 year	5 year	10 year	Inception† (03/01/91)
PIMCO Money Market Fund Class A	4.12%	3.22%	1.71%	3.40%	3.64%
PIMCO Money Market Fund Class B	3.73%	2.83%	1.11%	2.79%	3.21%
PIMCO Money Market Fund Class C	4.12%	3.22%	1.71%	3.42%	3.66%
Citigroup 3-Month Treasury Bill Index	—	3.47%	2.14%	3.69%	3.95%
Lipper Money Market Fund Average	—	2.86%	1.51%	3.29%	3.61%

†	The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,018.37	$1,016.43	$1,018.36	$1,022.09	$1,020.04	$1,022.09
Expenses Paid During Period	$2.87	$4.93	$2.87	$2.87	$4.94	$2.87

For each class of the Fund, expenses are equal to the expense ratio for the class (0.57% for Class A, 0.98% for Class B, 0.57% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Money Market A	PIMCO Money Market B	PIMCO Money Market C	Citigroup 3-Month Treasury Bill Index
02/28/1991	10,000	10,000	10,000	10,000
03/31/1991	10,048	10,041	10,048	10,052
04/30/1991	10,096	10,081	10,096	10,100
05/31/1991	10,146	10,122	10,146	10,149
06/30/1991	10,189	10,158	10,189	10,196
07/31/1991	10,234	10,196	10,234	10,245
08/31/1991	10,280	10,233	10,280	10,293
09/30/1991	10,322	10,267	10,322	10,339
10/31/1991	10,363	10,299	10,363	10,384
11/30/1991	10,402	10,330	10,402	10,426
12/31/1991	10,451	10,370	10,451	10,465
01/31/1992	10,485	10,396	10,485	10,501
02/29/1992	10,515	10,418	10,515	10,534
03/31/1992	10,546	10,441	10,546	10,569
04/30/1992	10,577	10,463	10,577	10,604
05/31/1992	10,606	10,484	10,606	10,639
06/30/1992	10,635	10,503	10,635	10,671
07/31/1992	10,664	10,523	10,664	10,703
08/31/1992	10,688	10,539	10,688	10,734
09/30/1992	10,712	10,554	10,712	10,760
10/31/1992	10,735	10,570	10,735	10,788
11/30/1992	10,758	10,584	10,758	10,815
12/31/1992	10,785	10,602	10,785	10,844
01/31/1993	10,806	10,615	10,806	10,872
02/28/1993	10,827	10,629	10,827	10,898
03/31/1993	10,852	10,645	10,852	10,925
04/30/1993	10,874	10,659	10,874	10,952
05/31/1993	10,893	10,671	10,893	10,980
06/30/1993	10,917	10,687	10,917	11,007
07/31/1993	10,940	10,701	10,940	11,036
08/31/1993	10,964	10,717	10,964	11,065
09/30/1993	10,987	10,730	10,987	11,092
10/31/1993	11,011	10,746	11,011	11,121
11/30/1993	11,036	10,762	11,036	11,149
12/31/1993	11,059	10,776	11,059	11,178
01/31/1994	11,083	10,791	11,083	11,208
02/28/1994	11,104	10,805	11,104	11,235
03/31/1994	11,130	10,821	11,130	11,267
04/30/1994	11,155	10,838	11,155	11,300
05/31/1994	11,186	10,860	11,186	11,338
06/30/1994	11,219	10,884	11,219	11,376
07/31/1994	11,253	10,908	11,253	11,417
08/31/1994	11,293	10,938	11,293	11,460
09/30/1994	11,330	10,966	11,330	11,503
10/31/1994	11,372	10,997	11,372	11,550
11/30/1994	11,417	11,032	11,417	11,599
12/31/1994	11,466	11,070	11,466	11,653
01/31/1995	11,520	11,113	11,520	11,707
02/28/1995	11,568	11,152	11,568	11,758
03/31/1995	11,620	11,195	11,620	11,816
04/30/1995	11,669	11,234	11,669	11,873
05/31/1995	11,726	11,281	11,726	11,932
06/30/1995	11,779	11,324	11,779	11,988
07/31/1995	11,832	11,366	11,832	12,046
08/31/1995	11,884	11,408	11,884	12,103
09/30/1995	11,933	11,445	11,933	12,157
10/31/1995	11,986	11,489	11,986	12,213
11/30/1995	12,073	11,562	12,073	12,267
12/31/1995	12,131	11,609	12,131	12,323
01/31/1996	12,184	11,650	12,184	12,379
02/29/1996	12,234	11,690	12,234	12,429
03/31/1996	12,283	11,729	12,283	12,482
04/30/1996	12,333	11,769	12,333	12,533
05/31/1996	12,389	11,812	12,389	12,587
06/30/1996	12,433	11,846	12,433	12,640
07/31/1996	12,484	11,885	12,484	12,695
08/31/1996	12,540	11,931	12,540	12,751
09/30/1996	12,588	11,966	12,588	12,805
10/31/1996	12,638	12,006	12,638	12,861
11/30/1996	12,689	12,044	12,689	12,915
12/31/1996	12,738	12,083	12,738	12,971
01/31/1997	12,791	12,124	12,791	13,027
02/28/1997	12,837	12,160	12,838	13,078
03/31/1997	12,885	12,199	12,887	13,135
04/30/1997	12,938	12,241	12,940	13,191
05/31/1997	12,995	12,286	12,998	13,249
06/30/1997	13,046	12,327	13,050	13,305
07/31/1997	13,101	12,368	13,105	13,362
08/31/1997	13,160	12,414	13,162	13,420
09/30/1997	13,211	12,455	13,215	13,476
10/31/1997	13,270	12,500	13,274	13,535
11/30/1997	13,321	12,540	13,326	13,592
12/31/1997	13,381	12,586	13,386	13,651
01/31/1998	13,438	12,632	13,444	13,711
02/28/1998	13,489	12,671	13,496	13,766
03/31/1998	13,543	12,722	13,551	13,827
04/30/1998	13,599	12,774	13,607	13,886
05/31/1998	13,656	12,827	13,666	13,946
06/30/1998	13,712	12,880	13,722	14,003
07/31/1998	13,770	12,934	13,782	14,062
08/31/1998	13,825	12,986	13,837	14,122
09/30/1998	13,881	13,039	13,894	14,180
10/31/1998	13,934	13,089	13,952	14,237
11/30/1998	13,987	13,138	14,004	14,289
12/31/1998	14,046	13,194	14,064	14,342
01/31/1999	14,094	13,238	14,112	14,396
02/28/1999	14,139	13,281	14,158	14,445
03/31/1999	14,188	13,327	14,209	14,500
04/30/1999	14,242	13,378	14,263	14,554
05/31/1999	14,290	13,423	14,312	14,609
06/30/1999	14,341	13,470	14,362	14,664
07/31/1999	14,396	13,523	14,418	14,721
08/31/1999	14,450	13,573	14,473	14,779
09/30/1999	14,506	13,626	14,529	14,837
10/31/1999	14,566	13,682	14,589	14,898
11/30/1999	14,624	13,736	14,647	14,958
12/31/1999	14,694	13,802	14,717	15,022
01/31/2000	14,754	13,859	14,779	15,088
02/29/2000	14,815	13,916	14,841	15,152
03/31/2000	14,886	13,983	14,914	15,223
04/30/2000	14,947	14,040	14,975	15,294
05/31/2000	15,017	14,106	15,046	15,369
06/30/2000	15,095	14,179	15,124	15,441
07/31/2000	15,168	14,247	15,196	15,516
08/31/2000	15,247	14,321	15,277	15,593
09/30/2000	15,324	14,394	15,355	15,670
10/31/2000	15,401	14,466	15,432	15,753
11/30/2000	15,478	14,539	15,509	15,833
12/31/2000	15,562	14,617	15,593	15,916
01/31/2001	15,635	14,686	15,666	15,998
02/28/2001	15,703	14,751	15,733	16,068
03/31/2001	15,771	14,814	15,801	16,138
04/30/2001	15,829	14,869	15,859	16,200
05/31/2001	15,883	14,919	15,913	16,260
06/30/2001	15,932	14,966	15,963	16,312
07/31/2001	15,977	15,007	16,007	16,363
08/31/2001	16,025	15,053	16,055	16,413
09/30/2001	16,059	15,084	16,089	16,460
10/31/2001	16,087	15,111	16,118	16,503
11/30/2001	16,115	15,137	16,145	16,538
12/31/2001	16,137	15,158	16,168	16,567
01/31/2002	16,154	15,173	16,184	16,593
02/28/2002	16,170	15,188	16,200	16,615
03/31/2002	16,191	15,208	16,221	16,640
04/30/2002	16,209	15,225	16,239	16,664
05/31/2002	16,228	15,243	16,259	16,688
06/30/2002	16,244	15,258	16,275	16,712
07/31/2002	16,262	15,275	16,293	16,736
08/31/2002	16,280	15,292	16,311	16,760
09/30/2002	16,295	15,306	16,325	16,784
10/31/2002	16,311	15,321	16,342	16,807
11/30/2002	16,324	15,333	16,355	16,828
12/31/2002	16,337	15,346	16,368	16,849
01/31/2003	16,348	15,356	16,379	16,867
02/28/2003	16,357	15,364	16,388	16,882
03/31/2003	16,365	15,372	16,396	16,900
04/30/2003	16,373	15,379	16,404	16,916
05/31/2003	16,381	15,387	16,412	16,932
06/30/2003	16,389	15,395	16,420	16,947
07/31/2003	16,396	15,401	16,427	16,962
08/31/2003	16,401	15,406	16,432	16,976
09/30/2003	16,406	15,410	16,437	16,989
10/31/2003	16,412	15,416	16,443	17,003
11/30/2003	16,417	15,421	16,448	17,016
12/31/2003	16,424	15,427	16,455	17,030
01/31/2004	16,430	15,433	16,461	17,043
02/29/2004	16,435	15,438	16,466	17,056
03/31/2004	16,440	15,443	16,471	17,069
04/30/2004	16,445	15,447	16,476	17,082
05/31/2004	16,450	15,452	16,481	17,096
06/30/2004	16,457	15,458	16,488	17,110
07/31/2004	16,465	15,466	16,496	17,126
08/31/2004	16,475	15,475	16,506	17,145
09/30/2004	16,488	15,487	16,519	17,165
10/31/2004	16,504	15,503	16,536	17,188
11/30/2004	16,523	15,520	16,554	17,213
12/31/2004	16,546	15,542	16,577	17,241
01/31/2005	16,569	15,563	16,600	17,272
02/28/2005	16,594	15,587	16,625	17,302
03/31/2005	16,622	15,613	16,655	17,339
04/30/2005	16,655	15,645	16,688	17,376
05/31/2005	16,689	15,676	16,722	17,418
06/30/2005	16,724	15,709	16,757	17,458
07/31/2005	16,762	15,745	16,795	17,503
08/31/2005	16,804	15,784	16,837	17,549
09/30/2005	16,849	15,827	16,883	17,597
10/31/2005	16,893	15,868	16,927	17,649
11/30/2005	16,940	15,912	16,974	17,702
12/31/2005	16,995	15,963	17,028	17,758
01/31/2006	17,045	16,010	17,079	17,818
02/28/2006	17,096	16,059	17,130	17,874
03/31/2006	17,159	16,118	17,193	17,940

Sector Breakdown*

Short-Term Instruments	100.0%

*	% of total investments as of March 31, 2006

18  PIMCO Funds Annual Report  |  03.31.06

A SHORT-DURATION BOND FUND PIMCO Short-Term Fund	Ticker Symbols: Class A: PSHAX Class B: PTSBX Class C: PFTCX

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration detracted from performance as the Federal Reserve initiated eight consecutive rate hikes over the course of the period, totaling 2.00%.

•	The Fund’s curve-steepening bias negatively impacted performance as the yield curve flattened, with short rates rising more than intermediate rates.

•	A mortgage emphasis was a modest positive contributor to performance, as short-term mortgage yield spreads tightened over the period.

•	Corporate exposure slightly added to performance as short maturity credit spreads tightened due to strong credit fundamentals, supported by solid corporate earnings.

•	Emerging market holdings benefited from spread tightening as credit quality and economic fundamentals continued improving.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (10/07/87)
PIMCO Short-Term Fund Class A	2.91%	2.50%	4.28%	5.10%
PIMCO Short-Term Fund Class A (adjusted)	0.59%	2.03%	4.07%	4.98%
PIMCO Short-Term Fund Class B	2.13%	1.74%	3.76%	4.80%
PIMCO Short-Term Fund Class B (adjusted)	-2.85%	1.36%	3.76%	4.80%
PIMCO Short-Term Fund Class C (adjusted)	1.60%	2.19%	3.97%	4.79%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	3.69%	4.61%
Lipper Ultra-Short Obligations Fund Average	3.02%	2.43%	4.20%	4.64%

†	The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,015.06	$1,011.27	$1,013.56	$1,021.19	$1,017.51	$1,019.70
Expenses Paid During Period	$3.77	$7.57	$5.27	$3.78	$7.49	$5.29

For each class of the Fund, expenses are equal to the expense ratio for the class (0.75% for Class A, 1.51% for Class B, 1.05% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Short Term A	PIMCO Short Term B	PIMCO Short Term C	Citigroup 3-Month Treasury Bill Index
10/31/1987	9,775	10,000	10,000	10,000
11/30/1987	9,830	10,049	10,053	10,048
12/31/1987	9,887	10,100	10,108	10,095
01/31/1988	9,951	10,160	10,172	10,142
02/29/1988	9,990	10,193	10,209	10,190
03/31/1988	10,042	10,240	10,260	10,238
04/30/1988	10,094	10,287	10,311	10,287
05/31/1988	10,147	10,336	10,364	10,340
06/30/1988	10,202	10,385	10,416	10,395
07/31/1988	10,251	10,429	10,464	10,452
08/31/1988	10,314	10,486	10,526	10,513
09/30/1988	10,379	10,546	10,589	10,576
10/31/1988	10,467	10,628	10,676	10,640
11/30/1988	10,534	10,690	10,742	10,707
12/31/1988	10,593	10,743	10,799	10,777
01/31/1989	10,666	10,811	10,871	10,850
02/28/1989	10,739	10,878	10,943	10,926
03/31/1989	10,830	10,963	11,033	11,005
04/30/1989	10,909	11,036	11,111	11,087
05/31/1989	11,005	11,127	11,207	11,170
06/30/1989	11,085	11,201	11,285	11,248
07/31/1989	11,176	11,286	11,374	11,326
08/31/1989	11,233	11,335	11,429	11,403
09/30/1989	11,307	11,403	11,502	11,477
10/31/1989	11,410	11,500	11,603	11,555
11/30/1989	11,483	11,567	11,675	11,630
12/31/1989	11,546	11,623	11,737	11,707
01/31/1990	11,599	11,670	11,789	11,784
02/28/1990	11,668	11,732	11,855	11,855
03/31/1990	11,743	11,800	11,927	11,934
04/30/1990	11,788	11,839	11,970	12,012
05/31/1990	11,897	11,941	12,078	12,094
06/30/1990	11,972	12,009	12,150	12,172
07/31/1990	12,052	12,082	12,228	12,253
08/31/1990	12,113	12,136	12,288	12,333
09/30/1990	12,192	12,207	12,364	12,408
10/31/1990	12,282	12,288	12,452	12,486
11/30/1990	12,378	12,377	12,545	12,560
12/31/1990	12,475	12,466	12,641	12,634
01/31/1991	12,562	12,545	12,725	12,706
02/28/1991	12,627	12,604	12,789	12,768
03/31/1991	12,683	12,651	12,842	12,834
04/30/1991	12,759	12,720	12,915	12,896
05/31/1991	12,828	12,781	12,982	12,959
06/30/1991	12,873	12,818	13,025	13,019
07/31/1991	12,946	12,883	13,096	13,081
08/31/1991	13,027	12,955	13,174	13,142
09/30/1991	13,096	13,016	13,239	13,201
10/31/1991	13,169	13,081	13,311	13,259
11/30/1991	13,199	13,104	13,339	13,311
12/31/1991	13,251	13,147	13,388	13,361
01/31/1992	13,298	13,186	13,432	13,407
02/29/1992	13,324	13,203	13,454	13,449
03/31/1992	13,346	13,218	13,474	13,495
04/30/1992	13,400	13,263	13,525	13,539
05/31/1992	13,439	13,293	13,562	13,583
06/30/1992	13,490	13,336	13,611	13,625
07/31/1992	13,544	13,380	13,661	13,666
08/31/1992	13,576	13,404	13,690	13,705
09/30/1992	13,610	13,430	13,720	13,739
10/31/1992	13,622	13,434	13,729	13,774
11/30/1992	13,637	13,440	13,740	13,808
12/31/1992	13,675	13,470	13,775	13,845
01/31/1993	13,719	13,505	13,816	13,882
02/28/1993	13,753	13,531	13,848	13,914
03/31/1993	13,815	13,582	13,906	13,949
04/30/1993	13,861	13,619	13,949	13,983
05/31/1993	13,914	13,662	13,999	14,019
06/30/1993	13,968	13,706	14,050	14,054
07/31/1993	14,017	13,746	14,095	14,091
08/31/1993	14,052	13,772	14,126	14,127
09/30/1993	14,086	13,797	14,157	14,163
10/31/1993	14,133	13,835	14,201	14,199
11/30/1993	14,184	13,877	14,249	14,235
12/31/1993	14,250	13,932	14,310	14,273
01/31/1994	14,272	13,946	14,330	14,310
02/28/1994	14,287	13,953	14,342	14,345
03/31/1994	14,262	13,920	14,313	14,385
04/30/1994	14,284	13,932	14,332	14,428
05/31/1994	14,292	13,931	14,336	14,476
06/30/1994	14,357	13,985	14,398	14,525
07/31/1994	14,423	14,041	14,461	14,578
08/31/1994	14,477	14,086	14,513	14,632
09/30/1994	14,492	14,092	14,525	14,687
10/31/1994	14,528	14,118	14,558	14,747
11/30/1994	14,538	14,128	14,565	14,809
12/31/1994	14,599	14,188	14,624	14,878
01/31/1995	14,671	14,257	14,691	14,947
02/28/1995	14,804	14,387	14,822	15,013
03/31/1995	14,836	14,417	14,848	15,087
04/30/1995	14,993	14,570	15,003	15,159
05/31/1995	15,143	14,716	15,148	15,234
06/30/1995	15,191	14,763	15,194	15,306
07/31/1995	15,282	14,851	15,280	15,380
08/31/1995	15,351	14,918	15,346	15,453
09/30/1995	15,494	15,057	15,484	15,523
10/31/1995	15,604	15,164	15,589	15,594
11/30/1995	15,747	15,303	15,728	15,663
12/31/1995	15,880	15,432	15,857	15,734
01/31/1996	15,954	15,504	15,927	15,805
02/29/1996	15,981	15,531	15,951	15,870
03/31/1996	16,031	15,579	15,997	15,937
04/30/1996	16,105	15,650	16,067	16,003
05/31/1996	16,187	15,730	16,146	16,071
06/30/1996	16,274	15,815	16,230	16,139
07/31/1996	16,320	15,859	16,271	16,209
08/31/1996	16,421	15,958	16,368	16,280
09/30/1996	16,577	16,109	16,521	16,350
10/31/1996	16,708	16,237	16,648	16,421
11/30/1996	16,857	16,381	16,793	16,490
12/31/1996	16,921	16,443	16,851	16,561
01/31/1997	17,021	16,540	16,946	16,633
02/28/1997	17,094	16,612	17,015	16,698
03/31/1997	17,101	16,618	17,020	16,770
04/30/1997	17,196	16,711	17,112	16,842
05/31/1997	17,318	16,830	17,230	16,916
06/30/1997	17,433	16,941	17,337	16,987
07/31/1997	17,567	17,071	17,467	17,061
08/31/1997	17,618	17,121	17,514	17,134
09/30/1997	17,734	17,234	17,626	17,207
10/31/1997	17,773	17,272	17,662	17,282
11/30/1997	17,850	17,346	17,736	17,355
12/31/1997	17,948	17,442	17,828	17,430
01/31/1998	18,052	17,543	17,928	17,507
02/28/1998	18,113	17,602	17,985	17,576
03/31/1998	18,233	17,719	18,100	17,654
04/30/1998	18,315	17,798	18,178	17,729
05/31/1998	18,396	17,877	18,255	17,806
06/30/1998	18,458	17,937	18,311	17,879
07/31/1998	18,567	18,043	18,414	17,955
08/31/1998	18,573	18,049	18,416	18,031
09/30/1998	18,695	18,168	18,532	18,105
10/31/1998	18,764	18,235	18,595	18,178
11/30/1998	18,826	18,295	18,652	18,245
12/31/1998	18,903	18,370	18,725	18,312
01/31/1999	18,975	18,440	18,792	18,380
02/28/1999	19,051	18,514	18,862	18,443
03/31/1999	19,184	18,643	18,990	18,514
04/30/1999	19,271	18,727	19,072	18,582
05/31/1999	19,273	18,729	19,070	18,653
06/30/1999	19,338	18,793	19,131	18,723
07/31/1999	19,404	18,857	19,190	18,796
08/31/1999	19,466	18,917	19,246	18,870
09/30/1999	19,552	19,000	19,325	18,944
10/31/1999	19,644	19,090	19,410	19,021
11/30/1999	19,736	19,179	19,495	19,098
12/31/1999	19,813	19,254	19,567	19,180
01/31/2000	19,866	19,306	19,620	19,264
02/29/2000	19,970	19,406	19,712	19,346
03/31/2000	20,098	19,531	19,833	19,437
04/30/2000	20,170	19,601	19,900	19,528
05/31/2000	20,277	19,705	20,002	19,624
06/30/2000	20,400	19,825	20,118	19,716
07/31/2000	20,505	19,926	20,216	19,811
08/31/2000	20,632	20,050	20,335	19,909
09/30/2000	20,749	20,164	20,447	20,008
10/31/2000	20,838	20,251	20,531	20,113
11/30/2000	21,005	20,413	20,691	20,216
12/31/2000	21,171	20,574	20,848	20,322
01/31/2001	21,315	20,714	20,984	20,427
02/28/2001	21,456	20,851	21,118	20,515
03/31/2001	21,550	20,942	21,205	20,606
04/30/2001	21,611	21,001	21,260	20,685
05/31/2001	21,777	21,163	21,417	20,760
06/30/2001	21,812	21,196	21,445	20,827
07/31/2001	21,960	21,341	21,587	20,892
08/31/2001	22,033	21,411	21,654	20,956
09/30/2001	22,132	21,507	21,745	21,016
10/31/2001	22,211	21,585	21,816	21,071
11/30/2001	22,245	21,617	21,845	21,116
12/31/2001	22,276	21,647	21,871	21,153
01/31/2002	22,323	21,693	21,912	21,186
02/28/2002	22,347	21,717	21,930	21,214
03/31/2002	22,343	21,712	21,919	21,246
04/30/2002	22,390	21,758	21,961	21,276
05/31/2002	22,439	21,806	22,002	21,308
06/30/2002	22,419	21,786	21,978	21,338
07/31/2002	22,309	21,680	21,866	21,369
08/31/2002	22,454	21,820	22,002	21,400
09/30/2002	22,503	21,868	22,046	21,429
10/31/2002	22,557	21,921	22,092	21,459
11/30/2002	22,747	22,105	22,271	21,487
12/31/2002	22,820	22,176	22,338	21,512
01/31/2003	22,913	22,267	22,423	21,536
02/28/2003	23,021	22,371	22,521	21,556
03/31/2003	23,053	22,403	22,548	21,577
04/30/2003	23,131	22,479	22,620	21,598
05/31/2003	23,187	22,533	22,668	21,619
06/30/2003	23,212	22,558	22,688	21,639
07/31/2003	23,127	22,474	22,598	21,657
08/31/2003	23,152	22,499	22,616	21,675
09/30/2003	23,268	22,611	22,724	21,692
10/31/2003	23,249	22,593	22,699	21,709
11/30/2003	23,249	22,593	22,695	21,726
12/31/2003	23,312	22,654	22,749	21,743
01/31/2004	23,328	22,670	22,761	21,761
02/29/2004	23,389	22,729	22,815	21,777
03/31/2004	23,433	22,772	22,854	21,794
04/30/2004	23,382	22,722	22,797	21,811
05/31/2004	23,398	22,738	22,808	21,828
06/30/2004	23,417	22,756	22,820	21,846
07/31/2004	23,440	22,779	22,836	21,867
08/31/2004	23,485	22,822	22,874	21,890
09/30/2004	23,508	22,845	22,893	21,916
10/31/2004	23,558	22,893	22,936	21,946
11/30/2004	23,586	22,921	22,959	21,977
12/31/2004	23,624	22,957	22,989	22,013
01/31/2005	23,659	22,992	23,019	22,053
02/28/2005	23,671	23,003	23,026	22,091
03/31/2005	23,692	23,024	23,040	22,138
04/30/2005	23,763	23,093	23,102	22,186
05/31/2005	23,835	23,162	23,166	22,239
06/30/2005	23,863	23,190	23,187	22,291
07/31/2005	23,920	23,246	23,236	22,347
08/31/2005	24,004	23,327	23,313	22,407
09/30/2005	24,021	23,343	23,322	22,468
10/31/2005	24,034	23,356	23,329	22,534
11/30/2005	24,078	23,398	23,366	22,601
12/31/2005	24,179	23,497	23,458	22,674
01/31/2006	24,274	23,589	23,545	22,750
02/28/2006	24,321	23,635	23,585	22,822
03/31/2006	24,382	23,694	23,638	22,906

Sector Breakdown*

Short-Term Instruments	43.0%
U.S. Government Agencies	20.4%
Corporate Bonds & Notes	16.8%
Asset-Backed Securities	9.3%
Mortgage-Backed Securities	7.1%
Other	3.4%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  19

A GOVERNMENT/MORTGAGE FUND PIMCO Total Return Mortgage Fund	Ticker Symbols: Class A: PMRAX Class B: PMRBX Class C: PMRCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	Duration and yield curve positioning were generally negative for performance, as interest rates rose and the yield curve flattened during the period.

•	An overweight to FNMA mortgage-backed securities (“MBS”) versus FHLMC MBS was positive for returns as both 30- and 15-year FNMAs outperformed their FHLMC counterparts.

•	Out-of-index exposure to mortgage-related asset-backed securities (“ABS”) aided returns as the mortgage ABS sector significantly outperformed Agency MBS. Overseas demand for yield in the form of U.S. mortgage credit was robust during the year.

•	An underweight to 30-year GNMA MBS detracted from returns, as GNMAs outperformed conventionals on historically low issuance.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class A	2.24%	5.14%	—	6.22%
PIMCO Total Return Mortgage Fund Class A (adjusted)	-1.56%	4.33%	—	5.76%
PIMCO Total Return Mortgage Fund Class B	1.48%	4.36%	—	5.59%
PIMCO Total Return Mortgage Fund Class B (adjusted)	-1.97%	4.27%	—	5.59%
PIMCO Total Return Mortgage Fund Class C (adjusted)	0.49%	4.35%	—	5.43%
Lehman Brothers Mortgage Index	2.67%	4.86%	—	5.81%
Lipper U.S. Mortgage Fund Average	2.10%	4.24%	—	5.05%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,002.53	$998.81	$998.82	$1,020.43	$1,016.69	$1,016.71
Expenses Paid During Period	$4.51	$8.24	$8.22	$4.55	$8.31	$8.29

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Total Return Mortgage A	PIMCO Total Return Mortgage B	PIMCO Total Return Mortgage C	Lehman Brothers Mortgage Index
07/31/1997	9,625	10,000	10,000	10,000
08/31/1997	9,632	10,000	10,000	9,976
09/30/1997	9,781	10,149	10,149	10,103
10/31/1997	9,924	10,290	10,290	10,215
11/30/1997	9,967	10,329	10,329	10,248
12/31/1997	10,082	10,442	10,442	10,342
01/31/1998	10,190	10,547	10,547	10,445
02/28/1998	10,206	10,559	10,559	10,467
03/31/1998	10,242	10,588	10,588	10,511
04/30/1998	10,309	10,651	10,651	10,571
05/31/1998	10,395	10,733	10,733	10,641
06/30/1998	10,461	10,794	10,794	10,692
07/31/1998	10,499	10,828	10,828	10,746
08/31/1998	10,623	10,949	10,949	10,843
09/30/1998	10,740	11,063	11,063	10,974
10/31/1998	10,695	11,010	11,010	10,960
11/30/1998	10,740	11,049	11,049	11,014
12/31/1998	10,768	11,070	11,070	11,061
01/31/1999	10,831	11,128	11,128	11,140
02/28/1999	10,772	11,061	11,061	11,096
03/31/1999	10,840	11,124	11,124	11,171
04/30/1999	10,891	11,170	11,170	11,222
05/31/1999	10,829	11,099	11,099	11,159
06/30/1999	10,814	11,078	11,078	11,120
07/31/1999	10,772	11,028	11,028	11,045
08/31/1999	10,764	11,013	11,013	11,044
09/30/1999	10,909	11,155	11,155	11,223
10/31/1999	10,959	11,200	11,200	11,288
11/30/1999	11,010	11,244	11,244	11,294
12/31/1999	10,984	11,211	11,211	11,267
01/31/2000	10,910	11,128	11,128	11,169
02/29/2000	11,072	11,287	11,287	11,298
03/31/2000	11,218	11,428	11,428	11,422
04/30/2000	11,177	11,379	11,379	11,430
05/31/2000	11,169	11,363	11,363	11,435
06/30/2000	11,374	11,565	11,565	11,680
07/31/2000	11,484	11,669	11,669	11,755
08/31/2000	11,669	11,851	11,851	11,933
09/30/2000	11,783	11,960	11,960	12,056
10/31/2000	11,862	12,033	12,032	12,143
11/30/2000	12,050	12,216	12,215	12,326
12/31/2000	12,277	12,438	12,437	12,524
01/31/2001	12,466	12,623	12,621	12,719
02/28/2001	12,582	12,729	12,729	12,792
03/31/2001	12,641	12,779	12,778	12,866
04/30/2001	12,634	12,764	12,763	12,884
05/31/2001	12,755	12,878	12,876	12,970
06/30/2001	12,794	12,910	12,909	12,997
07/31/2001	13,076	13,186	13,185	13,228
08/31/2001	13,191	13,293	13,292	13,345
09/30/2001	13,378	13,474	13,472	13,545
10/31/2001	13,583	13,672	13,670	13,732
11/30/2001	13,485	13,565	13,564	13,605
12/31/2001	13,453	13,525	13,523	13,554
01/31/2002	13,585	13,649	13,648	13,679
02/28/2002	13,727	13,785	13,783	13,835
03/31/2002	13,580	13,628	13,627	13,688
04/30/2002	13,840	13,879	13,878	13,948
05/31/2002	13,919	13,948	13,947	14,049
06/30/2002	14,048	14,070	14,068	14,165
07/31/2002	14,226	14,240	14,239	14,327
08/31/2002	14,363	14,367	14,365	14,440
09/30/2002	14,462	14,457	14,456	14,543
10/31/2002	14,506	14,492	14,491	14,598
11/30/2002	14,514	14,491	14,489	14,588
12/31/2002	14,667	14,634	14,633	14,740
01/31/2003	14,702	14,660	14,659	14,776
02/28/2003	14,794	14,748	14,742	14,875
03/31/2003	14,809	14,754	14,748	14,876
04/30/2003	14,877	14,813	14,807	14,939
05/31/2003	14,932	14,858	14,852	14,951
06/30/2003	14,983	14,899	14,893	14,975
07/31/2003	14,597	14,504	14,499	14,695
08/31/2003	14,837	14,734	14,728	14,799
09/30/2003	15,060	14,946	14,940	15,052
10/31/2003	15,048	14,923	14,917	14,999
11/30/2003	15,072	14,940	14,934	15,031
12/31/2003	15,224	15,080	15,074	15,192
01/31/2004	15,303	15,148	15,142	15,287
02/29/2004	15,429	15,265	15,259	15,416
03/31/2004	15,474	15,300	15,294	15,484
04/30/2004	15,232	15,061	15,046	15,208
05/31/2004	15,203	15,032	15,008	15,175
06/30/2004	15,316	15,144	15,110	15,309
07/31/2004	15,497	15,322	15,280	15,446
08/31/2004	15,710	15,534	15,481	15,685
09/30/2004	15,743	15,566	15,505	15,708
10/31/2004	15,846	15,668	15,594	15,835
11/30/2004	15,793	15,616	15,534	15,795
12/31/2004	15,912	15,733	15,639	15,907
01/31/2005	16,004	15,824	15,722	15,991
02/28/2005	15,934	15,755	15,645	15,917
03/31/2005	15,884	15,706	15,587	15,888
04/30/2005	16,058	15,877	15,746	16,064
05/31/2005	16,173	15,991	15,849	16,190
06/30/2005	16,233	16,051	15,898	16,249
07/31/2005	16,175	15,993	15,829	16,167
08/31/2005	16,314	16,130	15,956	16,311
09/30/2005	16,199	16,017	15,835	16,225
10/31/2005	16,050	15,870	15,679	16,112
11/30/2005	16,102	15,921	15,720	16,164
12/31/2005	16,237	16,055	15,842	16,322
01/31/2006	16,303	16,120	15,897	16,375
02/28/2006	16,387	16,203	15,969	16,451
03/31/2006	16,241	16,058	15,816	16,312

Sector Breakdown*

U.S. Government Agencies	76.2%
Short-Term Instruments	9.3%
Asset-Backed Securities	7.7%
Mortgage-Backed Securities	6.8%

*	% of total investments as of March 31, 2006

20  PIMCO Funds Annual Report  |  03.31.06

Benchmark Descriptions

Index	Description
3-Month LIBOR Rate	3-Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed-income markets. The Index does not reflect deduction for fees, expenses or taxes. The Global High Yield BBB Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This Index only tracks the particular region or country.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade.

JPMorgan Emerging Markets Bond Index Global	JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This Index only tracks the particular region or country. It is not possible to invest directly in this Index. (The benchmark for Emerging Markets Bond was changed from the JPMorgan EMBI + to the JPMorgan EMBI Global on 1/1/03.)

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets - changed to 4PM NY close of exchange markets on 07/01/2004.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade consists of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Lehman Brothers Global Credit Hedged USD	Lehman Brothers Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield).

03.31.06  |  PIMCO Funds Annual Report  21

Benchmark Descriptions (cont’d)

Index	Description
Lehman Brothers GNMA Index	Lehman Brothers GNMA is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury consists of U.S. Treasury issues with maturities of 10 or more years.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage is an unmanaged index market representing fixed-rate mortgages issued by GNMA, FNMA and FHLMC.

Merrill Lynch 1-3 Year Treasury Index	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years.

Merrill Lynch U.S. High Yield, BB-B Rated Index	Merrill Lynch U.S. High Yield, BB-B Rated is comprised of fixed-income securities rated BB and B. The Index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Index is re-balanced on the last calendar day of the month. Issues that meet the qualifying criteria are included in the Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Index until the next month-end re-balancing at which point they are dropped from the Index.

22  PIMCO Funds Annual Report  |  03.31.06

S chedule of Investments

Developing Local Markets Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 19.9%

Banking & Finance 12.8%

Banco Santander Chile
4.810% due 12/09/2009	$1,000	$1,001
Banque Centrale de Tunisie
7.500% due 09/19/2007	250	258
Bear Stearns Cos., Inc.
4.897% due 01/31/2011	13,500	13,523
CIT Group Holdings, Inc.
4.773% due 01/30/2009	13,500	13,517
CIT Group, Inc.
5.000% due 12/19/2007	17,500	17,514
Citigroup, Inc.
4.920% due 05/18/2010	5,000	5,015
Export-Import Bank of Korea
4.250% due 11/27/2007	3,300	3,240
Goldman Sachs Group, Inc.
4.810% due 11/10/2008	3,000	3,003
5.025% due 12/22/2008	8,600	8,607
5.022% due 03/02/2010	14,500	14,523
HSBC Finance Corp.
6.538% due 11/13/2007	5,800	5,917
International Lease Finance Corp.
4.941% due 04/20/2009	3,900	3,913
5.000% due 01/15/2010	5,000	5,031
JPMorgan Chase & Co.
4.720% due 10/02/2009	8,100	8,131
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	6,500	6,509
4.713% due 01/23/2009	9,000	9,006
5.150% due 12/23/2010	5,900	5,914
Malaysia Global Sukuk, Inc.
5.640% due 07/03/2007	9,400	9,481
MBNA Europe Funding PLC
4.950% due 09/07/2007	3,300	3,303
Merrill Lynch & Co., Inc.
5.017% due 06/16/2008	3,000	3,004
4.788% due 01/30/2009	9,500	9,506
Mirage Resorts, Inc.
7.250% due 10/15/2006	1,600	1,618
Morgan Stanley
4.830% due 02/09/2009	9,000	9,014
Pemex Finance Ltd.
9.690% due 08/15/2009	980	1,052
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	8,500	8,505
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	15,000	15,008
SLM Corp.
4.763% due 07/27/2009	13,300	13,300
Universal City Florida Holding Co.
9.430% due 05/01/2010	6,500	6,630
VTB Capital S.A.
5.250% due 09/21/2007	12,000	12,049
5.680% due 09/21/2007	20,500	20,515
Wachovia Corp.
4.990% due 03/15/2011	9,000	9,010

		246,617

Industrials 4.4%

Bavaria S.A.
8.875% due 11/01/2010	1,500	1,628
Cablevision Systems Corp.
8.716% due 04/01/2009	5,000	5,269
Cisco Systems, Inc.
4.850% due 02/20/2009	2,700	2,704
Cox Communications, Inc.
5.039% due 12/14/2007	9,000	9,062
CSN Iron S.A.
9.125% due 06/01/2007	2,000	2,065
CSX Corp.
4.990% due 08/03/2006	4,253	4,257
DaimlerChrysler N.A. Holding Corp.
5.330% due 03/13/2009	8,500	8,508
Echostar DBS Corp.
5.750% due 10/01/2008	1,500	1,493
El Paso Corp.
6.950% due 12/15/2007	900	911
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	7,192	7,552
Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,053
HJ Heinz Co.
6.428% due 12/01/2020	4,300	4,379
Host Marriott LP
9.250% due 10/01/2007	1,600	1,684
Intelsat Bermuda Ltd.
9.609% due 01/15/2012	3,000	3,064
JC Penney Corp, Inc.
7.600% due 04/01/2007	2,108	2,157
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	9,000	9,007
Qwest Communications International, Inc.
8.249% due 02/15/2009	5,900	6,062
RJ Reynolds Tobacco Holdings, Inc.
6.500% due 06/01/2007	1,600	1,616
Safeway, Inc.
5.315% due 03/27/2009	2,000	2,001
Salomon Brothers AG
9.125% due 04/25/2007	4,425	4,602
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,374
Williams Cos., Inc
5.935% due 02/16/2007	1,600	1,630

		85,078

Utilities 2.7%

BellSouth Corp.
4.258% due 04/26/2021	5,800	5,797
CMS Energy Corp.
9.875% due 10/15/2007	1,500	1,603
7.500% due 01/15/2009	900	930
Dominion Resources, Inc.
5.265% due 09/28/2007	4,800	4,806
Enersis S.A.
6.900% due 12/01/2006	2,000	2,014
Entergy Gulf States, Inc.
5.610% due 12/08/2008	6,300	6,307
FirstEnergy Corp.
5.500% due 11/15/2006	800	800
Florida Power Corp.
5.141% due 11/14/2008	8,400	8,408
Korea Electric Power Corp.
5.680% due 12/20/2007	700	707
PSEG Power LLC
6.875% due 04/15/2006	800	800
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	900	910
Qwest Corp.
5.625% due 11/15/2008	1,500	1,496
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,974	1,912
Rogers Wireless, Inc.
8.035% due 12/15/2010	5,000	5,188
Sprint Capital Corp.
4.780% due 08/17/2006	1,300	1,297
Verizon Global Funding Corp.
6.040% due 08/15/2007	9,500	9,503

		52,478

Total Corporate Bonds & Notes (Cost $383,984)		384,173

U.S. GOVERNMENT AGENCIES 1.0%

Fannie Mae
4.818% due 09/01/2044	6,478	6,514
Freddie Mac
4.500% due 04/15/2019	1,173	1,164
4.818% due 02/25/2045	7,591	7,623
5.078% due 08/25/2031	920	925
5.098% due 09/25/2031	955	955
5.099% due 12/15/2030	1,582	1,589

Total U.S. Government Agencies (Cost $18,746)		18,770

MORTGAGE-BACKED SECURITIES 1.2%

Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045	987	989
Harborview Mortgage Loan Trust
5.016% due 03/19/2037	3,693	3,696
Lehman XS Trust
4.910% due 04/25/2046	7,400	7,400
5.000% due 05/25/2046	5,000	5,000
Sequoia Mortgage Trust
4.083% due 04/20/2035	1,125	1,091
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	4,500	4,500

Total Mortgage-Backed Securities (Cost $22,693)		22,676

ASSET-BACKED SECURITIES 10.0%

ACE Securities Corp.
4.928% due 10/25/2035	2,564	2,566
4.888% due 12/25/2035	3,531	3,533
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	795	796
4.898% due 03/25/2036	2,052	2,054
Argent Securities, Inc.
4.938% due 10/25/2035	1,050	1,051
4.918% due 11/25/2035	2,289	2,291
4.898% due 03/25/2036	9,269	9,275
Asset-Backed Funding Certificates
4.938% due 06/25/2035	4,597	4,600
4.928% due 08/25/2035	1,306	1,307
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035	100	100
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 07/25/2031	305	306
5.028% due 09/25/2031	192	192
5.018% due 09/25/2034	2,420	2,423
4.898% due 11/25/2035	2,682	2,681
4.888% due 12/25/2035	1,789	1,789
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035	731	732
Countrywide Asset-Backed Certificates
4.978% due 08/25/2033	4,276	4,278
4.918% due 08/25/2035	924	925
5.008% due 08/25/2035	1,250	1,251
4.888% due 02/25/2036	3,370	3,373
4.948% due 02/25/2036	2,747	2,748
4.888% due 04/25/2036	2,597	2,598
FBR Securitization Trust
4.938% due 09/25/2035	1,768	1,769
4.998% due 09/25/2035	2,600	2,602
4.928% due 10/25/2035	1,469	1,470
First Franklin Mortgage Loan Asset-Backed Certificates
4.908% due 01/25/2036	4,253	4,256
4.888% due 03/25/2035	2,208	2,209
First NLC Trust
4.928% due 09/25/2035	731	731
4.928% due 12/25/2035	1,203	1,203
Fremont Home Loan Trust
4.908% due 01/25/2036	9,158	9,165
GSAMP Trust
4.908% due 11/25/2035	2,157	2,158
4.928% due 01/25/2036	1,249	1,250

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

Developing Local Markets Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Home Equity Asset Trust
4.928% due 02/25/2036		$2,622	$2,624
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,728	1,729
4.908% due 05/25/2036		1,877	1,878
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		2,850	2,852
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		7,262	7,266
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		1,380	1,382
4.908% due 01/25/2036		3,934	3,936
4.898% due 02/25/2036		2,496	2,498
4.740% due 03/25/2036		9,000	8,999
4.889% due 04/25/2036		4,500	4,500
Mastr Asset-Backed Securities Trust
4.661% due 12/25/2035		2,134	2,135
4.651% due 01/25/2036		5,769	5,773
4.661% due 01/25/2036		2,023	2,024
Merrill Lynch Mortgage Investors, Inc.
4.850% due 02/25/2037		3,300	3,299
Metris Master Trust
5.096% due 11/20/2009		4,900	4,905
Morgan Stanley ABS Capital I
4.889% due 03/25/2036		5,000	5,000
Morgan Stanley Capital I
4.703% due 02/25/2036		10,500	10,505
New Century Home Equity Loan Trust
4.928% due 09/25/2035		1,876	1,878
4.938% due 10/25/2035		1,355	1,356
Option One Mortgage Loan Trust
4.291% due 11/25/2035		1,056	1,057
Park Place Securities, Inc.
4.988% due 02/25/2035		804	805
4.928% due 08/25/2035		782	783
Renaissance Home Equity Loan Trust
5.018% due 02/25/2035		47	47
4.968% due 10/25/2035		992	992
Residential Asset Mortgage Products, Inc.
4.928% due 10/25/2035		940	941
4.640% due 02/25/2036		5,351	5,355
Residential Asset Securities Corp.
4.898% due 10/27/2024		4,456	4,458
4.918% due 09/25/2025		575	576
4.928% due 09/25/2035		989	990
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		1,349	1,350
SACO I, Inc.
4.928% due 11/25/2020		847	848
4.928% due 10/25/2033		1,172	1,173
4.898% due 01/25/2034		1,654	1,654
4.928% due 07/25/2035		664	665
SG Mortgage Securities Trust
4.918% due 09/25/2035		1,162	1,163
SLM Student Loan Trust
4.593% due 01/25/2013		4,417	4,419
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		3,510	3,513
4.928% due 11/25/2035		1,047	1,048
4.890% due 05/25/2036		5,200	5,203
Structured Asset Investment Loan Trust
4.908% due 07/25/2035		1,298	1,299
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,000	972
4.918% due 06/25/2035		881	882

Total Asset-Backed Securities (Cost $192,334)			192,414

SOVEREIGN ISSUES 3.5%

Brazilian Government International Bond
5.188% due 04/15/2006		6,184	6,130
5.250% due 04/15/2009		11,407	11,410
Chile Government International Bond
5.060% due 01/28/2008		7,500	7,539
El Salvador Government International Bond
10.000% due 01/15/2007		3,200	3,318
Guatemala Government Bond
8.500% due 08/03/2007		2,500	2,594
Panama Government International Bond
8.250% due 04/22/2008		583	612
Russia Government International Bond
10.000% due 06/26/2007		10,000	10,548
Russian Ministry of Finance
3.000% due 05/14/2006		12,600	12,598
Ukraine Government International Bond
11.000% due 03/15/2007		7,841	8,147
Venezuela Government International Bond
6.000% due 03/31/2007		714	716
9.125% due 06/18/2007		3,000	3,113
5.563% due 12/18/2007		1,476	1,480

Total Sovereign Issues (Cost $68,017)			68,205

FOREIGN CURRENCY-DENOMINATED ISSUES (c) 0.7%

Peru Government Bond
7.840% due 08/12/2020	PN	17,000	4,735
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MP	92,400	8,158

Total Foreign Currency-Denominated Issues (Cost $13,567)			12,893

SHORT-TERM INSTRUMENTS (c) 64.3%

Commercial Paper 63.5%

Bank of America Corp.
4.605% due 05/10/2006		$25,000	24,882
4.815% due 06/19/2006		25,000	24,731
Bank of Ireland
4.550% due 04/26/2006		25,200	25,127
4.605% due 05/09/2006		1,300	1,294
Barclays U.S. Funding Corp.
4.460% due 04/11/2006		6,900	6,893
4.500% due 04/17/2006		2,400	2,396
4.645% due 05/15/2006		9,900	9,846
4.710% due 05/30/2006		10,900	10,819
4.840% due 06/27/2006		2,300	2,273
4.880% due 06/30/2006		25,300	24,989
BNP Paribas Finance
4.480% due 04/20/2006		41,200	41,113
Carolina Power & Light Co.
4.560% due 04/21/2006		1,500	1,497
Danske Corp.
4.420% due 04/06/2006		10,100	10,096
4.510% due 04/26/2006		35,200	35,099
4.700% due 06/01/2006		4,400	4,366
4.740% due 06/08/2006		900	892
4.830% due 06/26/2006		1,100	1,087
Dexia Delaware LLC
4.430% due 04/06/2006		12,300	12,295
4.600% due 05/09/2006		38,400	38,223
DnB NORBank ASA
4.645% due 06/07/2006		45,400	44,986
4.755% due 06/13/2006		8,800	8,713
Fannie Mae
4.316% due 04/03/2006		52,400	52,400
Florida Power Corp.
4.560% due 04/24/2006		1,500	1,496
4.630% due 04/28/2006		1,600	1,595
ForeningsSparbanken AB
4.450% due 04/11/2006		20,000	19,980
4.790% due 06/14/2006		21,300	21,085
Fortis Funding LLC
4.490% due 05/11/2006		38,800	38,616
4.810% due 06/22/2006		15,000	14,832
Freddie Mac
4.650% due 04/03/2006		187,900	187,900
HBOS Treasury Services PLC
4.670% due 05/24/2006		32,800	32,583
4.795% due 06/14/2006		21,300	21,086
IXIS Commercial Paper Corp.
4.440% due 04/19/2006		9,400	9,381
4.470% due 05/02/2006		4,500	4,484
4.600% due 05/04/2006		4,600	4,582
4.530% due 05/08/2006		7,500	7,467
4.660% due 05/22/2006		18,900	18,780
4.690% due 06/05/2006		4,200	4,163
Rabobank USA Financial Corp.
4.830% due 04/03/2006		52,400	52,400
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006		30,300	30,213
4.665% due 05/23/2006		22,300	22,156
4.675% due 05/24/2006		500	497
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		28,400	28,375
4.855% due 06/29/2006		14,000	13,830
Spintab AB
4.550% due 04/25/2006		12,900	12,864
Statens Bostadsfin Bank
4.445% due 04/05/2006		37,900	37,891
4.765% due 05/22/2006		37,700	37,455
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		51,100	51,086
Toyota Motor Credit Corp.
4.740% due 04/28/2006		51,100	50,932
UBS Finance Delaware LLC
4.830% due 04/03/2006		3,500	3,500
4.480% due 04/20/2006		3,500	3,493
4.470% due 05/09/2006		27,800	27,676
4.480% due 05/10/2006		1,900	1,891
4.670% due 05/23/2006		12,100	12,022
4.530% due 05/24/2006		2,600	2,583
4.790% due 07/07/2006		6,700	6,611
Westpac Capital Corp.
4.780% due 06/05/2006		25,400	25,175
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		6,300	6,295
4.560% due 04/28/2006		15,000	14,952
4.660% due 06/08/2006		9,000	8,917

			1,222,861

Tri-Party Repurchase Agreement 0.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $6,608. Repurchase proceeds are $6,480.)		6,478	6,478

Egypt Treasury Bills 0.5%

1.010% due 01/30/2007	EP	54,000	8,776

Total Short-Term Instruments (Cost $1,238,287)			1,238,115

Total Investments (a) 100.6% (Cost $1,937,628)			$1,937,246

Other Assets and Liabilities (Net) (0.6%)			(11,464)

Net Assets 100.0%			$1,925,782

24  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $43,101 were valued with reference to securities whose prices are more readily obtainable.
(b)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	17.930%	10/02/2006	BR	8,500	$23
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	16.120%	07/02/2007		10,350	26
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	4,500,000	28
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	7,000	26

							$103

(c)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	146,690	05/2006	$5,737	$0	$5,737
Buy		67,817	07/2006	955	0	955
Buy		5,256	08/2006	14	(15)	(1)
Buy	CK	2,228,309	04/2006	1,862	0	1,862
Buy		1,452,525	08/2006	112	(496)	(384)
Buy	CO	54,688,980	04/2006	35	(102)	(67)
Buy		45,309,000	07/2006	0	(234)	(234)
Buy	CP	27,333,202	04/2006	491	(522)	(31)
Buy		9,440,412	07/2006	18	0	18
Buy		17,059,250	08/2006	93	(8)	85
Buy	CY	201,844	05/2006	0	(152)	(152)
Buy		5,869	07/2006	0	(10)	(10)
Buy		134,169	08/2006	0	(88)	(88)
Buy		511	09/2006	0	0	0
Buy		62,983	03/2007	0	(20)	(20)
Buy	H$	42,808	05/2006	0	(1)	(1)
Buy		206,000	08/2006	0	(44)	(44)
Buy	IR	138,000,000	05/2006	492	0	492
Buy		146,330,000	07/2006	1,147	0	1,147
Buy		93,490,000	08/2006	183	0	183
Buy	IS	113,575	05/2006	0	(344)	(344)
Buy		121,954	08/2006	3	(61)	(58)
Buy	JY	1,644,556	05/2006	62	0	62
Buy	KW	62,822,140	05/2006	2,988	0	2,988
Buy		37,051,812	08/2006	132	(19)	113
Buy		2,039,114	09/2006	5	0	5
Buy	MP	942,682	05/2006	92	(1,045)	(953)
Buy		1,059,297	08/2006	28	(3,095)	(3,067)
Buy	PN	54,343	04/2006	88	0	88
Buy		23,390	07/2006	0	(132)	(132)
Buy		7,564	08/2006	0	(62)	(62)
Buy	PZ	274,572	05/2006	1,062	(1,022)	40
Buy		322,954	08/2006	103	(2,157)	(2,054)
Buy	RP	985,015	05/2006	390	0	390
Buy		925,859	08/2006	14	(64)	(50)
Buy	RR	882,593	05/2006	1,027	0	1,027
Buy		1,352,173	08/2006	674	0	674
Buy		87,487	09/2006	0	(6)	(6)
Buy		1,125,200	02/2007	523	0	523
Buy	S$	138,932	05/2006	2,066	0	2,066
Buy		173,212	08/2006	372	0	372
Buy	SR	290,782	05/2006	2,106	(113)	1,993
Buy		364,939	08/2006	135	(354)	(219)
Buy	SV	1,995,422	04/2006	1,188	(71)	1,117
Buy		542,508	05/2006	88	(75)	13
Buy		967,354	08/2006	8	(218)	(210)
Buy		222,266	09/2006	42	0	42
Buy	T$	1,140,144	05/2006	391	(349)	42
Buy		331,119	08/2006	0	(159)	(159)
Buy	TB	1,322,932	05/2006	1,271	0	1,271
Buy		585,600	08/2006	13	0	13
Buy	TL	39,262	05/2006	925	0	925
Buy		46,116	08/2006	24	(57)	(33)
Buy	UH	23,400	09/2006	0	(2)	(2)

				$26,959	$(11,097)	$15,862

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  25

Schedule of Investments

Diversified Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.9%

Appleton Papers, Inc.
5.730% due 06/09/2010	$139	$141
6.330% due 06/11/2010	131	132
Georgia-Pacific Corp.
7.880% due 12/20/2012	7,980	8,046
Hertz Corp.
5.000% due 12/21/2012	1,996	2,025
Kingdom of Morocco
3.813% due 01/05/2009	44	44
OAO Rosneft Oil Co.
5.000% due 12/30/2008	4,952	4,946
6.131% due 12/30/2008	48	48

Total Bank Loan Obligations (Cost $15,280)		15,382

CORPORATE BONDS & NOTES 51.7%

Banking & Finance 12.9%

AES El Salvador Trust
6.750% due 02/01/2016	6,900	6,740
AES Ironwood LLC
8.857% due 11/30/2025	1,649	1,855
AES Red Oak LLC
8.540% due 11/30/2019	2,739	2,999
AIG SunAmerica Global Financing
6.900% due 03/15/2032	220	243
American Honda Finance Corp.
4.500% due 05/26/2009	500	487
American International Group, Inc.
2.875% due 05/15/2008	1,000	953
Asahi Finance Cayman Ltd.
5.700% due 03/27/2049	1,000	1,009
Atlantic & Western Re Ltd.
10.519% due 01/09/2007	5,500	5,452
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	1,500	1,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,987
Banco Santander Chile
5.220% due 12/09/2009	5,000	5,007
Bank of America Corp.
3.875% due 01/15/2008	920	899
BankAmerica Instit-A
8.070% due 12/31/2026	500	528
Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,649
8.250% due 09/19/2027	570	693
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	2,600	2,892
Bear Stearns Cos., Inc.
4.960% due 01/30/2009	3,000	3,017
4.500% due 10/28/2010	1,000	963
4.897% due 01/31/2011	7,500	7,513
Beaver Valley Funding
9.000% due 06/01/2017	325	368
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	474
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,163
CarrAmerica Realty Corp.
7.125% due 01/15/2012	500	536
Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	977
CIT Group, Inc.
5.000% due 12/19/2007	5,100	5,104
Citicorp.
6.375% due 11/15/2008	400	411
Citigroup Capital
7.750% due 12/01/2036	100	105
Citigroup, Inc.
6.000% due 02/21/2012	650	667
Columbia University
6.875% due 12/15/2015	500	538
Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,325
Crestar Capital Trust I
8.160% due 12/15/2026	500	527
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,445
4.875% due 07/21/2015	2,050	1,933
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,935
First Empire Capital Trust II
8.277% due 06/01/2027	500	533
Ford Motor Credit Co.
6.500% due 01/25/2007	700	697
7.375% due 02/01/2011	5,700	5,249
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	397
Frank Russell Co.
5.625% due 01/15/2009	500	505
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008	1,400	1,441
General Electric Capital Corp.
4.714% due 10/21/2010	4,500	4,506
5.875% due 02/15/2012	500	511
General Motors Acceptance Corp.
5.645% due 05/18/2006	40	40
5.500% due 01/16/2007	300	295
7.250% due 03/02/2011	5,000	4,743
6.750% due 12/01/2014	600	541
General RE Corp.
9.000% due 09/12/2009	500	559
Genworth Global Funding Trusts
4.970% due 02/10/2009	2,600	2,602
Goldman Sachs Group LP
7.200% due 11/01/2006	500	505
Goldman Sachs Group, Inc.
4.760% due 07/29/2008	5,000	5,007
5.025% due 12/22/2008	4,800	4,804
4.944% due 07/23/2009	2,150	2,164
7.350% due 10/01/2009	500	530
5.700% due 09/01/2012	165	166
4.750% due 07/15/2013	1,225	1,159
5.250% due 10/15/2013	2,400	2,340
6.125% due 02/15/2033	45	45
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,470
HBOS PLC
5.920% due 09/29/2049	5,000	4,836
HSBC Bank USA N.A.
4.625% due 04/01/2014	400	374
HSBC Finance Corp.
6.400% due 06/17/2008	950	971
4.125% due 12/15/2008	500	485
4.750% due 07/15/2013	120	113
Industrial Bank of Korea
4.000% due 05/19/2014	30	28
International Lease Finance Corp.
5.000% due 01/15/2010	3,000	3,019
J Paul Getty Trust
5.875% due 10/01/2033	1,000	986
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,401
Kazkommerts International BV
8.500% due 04/16/2013	400	426
KRATON Polymers LLC
8.125% due 01/15/2014	2,000	2,015
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	2,500	2,503
4.713% due 01/23/2009	5,000	5,003
M&I Capital Trust A
7.650% due 12/01/2026	500	524
MBNA Capital B
5.480% due 02/01/2027	3,000	2,971
Merrill Lynch & Co., Inc.
4.788% due 01/30/2009	5,100	5,103
MetLife, Inc.
5.375% due 12/15/2012	45	44
Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	652
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008	3,000	3,259
8.790% due 12/29/2049	450	479
Morgan Stanley
4.850% due 01/18/2011	4,700	4,714
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	3,300	3,279
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,504
Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	596
Pemex Finance Ltd.
8.020% due 05/15/2007	231	235
9.690% due 08/15/2009	931	1,000
Prudential Financial, Inc.
4.104% due 11/15/2006	1,289	1,281
Rabobank Capital Funding II
5.260% due 12/26/2049	860	828
Riggs Capital Trust
8.625% due 12/31/2026	1,000	1,062
8.625% due 12/31/2026	345	367
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,855
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	5,300	5,303
9.118% due 03/31/2049	500	561
Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	514
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,041
Swiss Bank Corp. NY
7.000% due 10/15/2015	500	551
Tenneco, Inc.
10.250% due 07/15/2013	2,700	3,010
8.625% due 11/15/2014	3,500	3,517
TNB Capital Ltd.
5.250% due 05/05/2015	570	552
TRAINS
7.406% due 06/15/2015	16,966	17,185
UBS Luxembourg S.A.
6.230% due 02/11/2015	1,500	1,501
UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	265
Universal City Development Partners
11.750% due 04/01/2010	500	554
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	810
Ventas Realty LP
8.750% due 05/01/2009	750	799
9.000% due 05/01/2012	800	902
VTB Capital S.A.
5.680% due 09/21/2007	2,100	2,102
Wachovia Corp.
5.250% due 08/01/2014	500	486
Wells Fargo & Co.
4.668% due 01/12/2011	7,200	7,210
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,500	1,627

		218,109

Industrials 28.8%

Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,000	980
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,929
8.850% due 08/01/2030	745	672

26  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Airgas, Inc.
6.250% due 07/15/2014	$1,050	$1,039
Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,445
Alliance One International, Inc.
11.000% due 05/15/2012	700	675
Allied Waste North America
8.500% due 12/01/2008	995	1,051
6.500% due 11/15/2010	250	248
7.875% due 04/15/2013	2,000	2,097
7.250% due 03/15/2015	5,500	5,637
Amerada Hess Corp.
6.650% due 08/15/2011	810	848
7.300% due 08/15/2031	425	475
American Media Operations, Inc.
10.250% due 05/01/2009	500	455
AmeriGas Partners LP
7.250% due 05/20/2015	500	502
7.125% due 05/20/2016	3,200	3,200
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	513
Argo-Tech Corp.
9.250% due 06/01/2011	750	795
Armor Holdings, Inc.
8.250% due 08/15/2013	325	350
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,475
AstraZeneca PLC
5.400% due 06/01/2014	500	498
Atlantic Richfield Co.
8.530% due 02/27/2012	500	577
Aviall, Inc.
7.625% due 07/01/2011	675	694
Ball Corp.
6.625% due 03/15/2018	3,600	3,591
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	944
Boise Cascade LLC
7.475% due 10/15/2012	500	509
Bombardier, Inc.
6.750% due 05/01/2012	2,000	1,920
BorgWarner, Inc.
7.000% due 11/01/2006	500	503
Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,504
Boyd Gaming Corp.
7.125% due 02/01/2016	2,300	2,343
Brinker International, Inc.
5.750% due 06/01/2014	500	488
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,933
Cablevision Systems Corp.
8.000% due 04/15/2012	2,450	2,401
Caesars Entertainment, Inc.
8.875% due 09/15/2008	335	359
7.875% due 03/15/2010	300	320
7.000% due 04/15/2013	500	521
CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,857
CBS Corp.
5.625% due 08/15/2012	3,500	3,444
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,711
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,626
Cenveo Corp.
9.625% due 03/15/2012	670	724
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	1,975
Charter Communications Operating LLC
8.375% due 04/30/2014	2,100	2,105
Chesapeake Energy Corp.
7.500% due 06/15/2014	500	526
6.625% due 01/15/2016	2,250	2,256
6.875% due 01/15/2016	2,760	2,794
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	358
5.750% due 01/15/2013	400	381
Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	480
CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,894
Comcast Cable Communications
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,133
8.375% due 03/15/2013	315	355
7.125% due 06/15/2013	2,130	2,258
Comcast Corp.
5.500% due 03/15/2011	500	495
5.300% due 01/15/2014	2,000	1,905
6.500% due 01/15/2015	100	103
5.900% due 03/15/2016	2,900	2,849
7.050% due 03/15/2033	200	206
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	512
Constellation Brands, Inc.
8.625% due 08/01/2006	700	710
Cox Communications, Inc.
7.125% due 10/01/2012	725	762
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	442
7.750% due 11/15/2015	525	547
CSC Holdings, Inc.
8.125% due 08/15/2009	335	348
7.625% due 04/01/2011	2,300	2,323
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	4,500	4,501
5.100% due 11/17/2006	2,000	2,000
5.100% due 03/07/2007	5,100	5,103
5.360% due 09/10/2007	1,632	1,637
5.330% due 03/13/2009	4,200	4,204
DaVita, Inc.
7.250% due 03/15/2015	2,950	2,980
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,006
8.050% due 04/15/2027	600	621
9.000% due 04/15/2031	3,900	4,531
Dex Media West LLC
9.875% due 08/15/2013	4,630	5,145
DirecTV Holdings LLC
8.375% due 03/15/2013	1,300	1,394
6.375% due 06/15/2015	1,500	1,489
Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	256
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,628
DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,623
EchoStar DBS Corp.
7.780% due 10/01/2008	2,000	2,055
6.625% due 10/01/2014	2,500	2,428
El Paso Corp.
7.625% due 09/01/2008	175	179
6.375% due 02/01/2009	1,500	1,491
7.750% due 06/15/2010	1,900	1,969
7.875% due 06/15/2012	620	649
7.375% due 12/15/2012	6,200	6,340
6.950% due 06/01/2028	500	465
8.050% due 10/15/2030	550	568
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	210
El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,283
Enterprise Products Operating LP
4.000% due 10/15/2007	700	685
4.625% due 10/15/2009	1,100	1,064
4.950% due 06/01/2010	600	583
Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,387
10.625% due 05/01/2011	40	44
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	531
Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,124
Fisher Communications, Inc.
8.625% due 09/15/2014	500	531
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,342
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	1	1,372
Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	984
Gaz Capital
8.625% due 04/28/2034	1,000	1,230
Gazprom International S.A.
7.201% due 02/01/2020	350	366
Gazstream S.A.
5.625% due 07/22/2013	2,909	2,877
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	836
8.000% due 01/15/2024	5,720	5,799
Greif, Inc.
8.875% due 08/01/2012	495	530
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	663
Hanover Compressor Co.
8.625% due 12/15/2010	500	527
Hanover Equipment Trust
8.500% due 09/01/2008	443	455
8.750% due 09/01/2011	2,000	2,103
HCA, Inc.
5.500% due 12/01/2009	4,700	4,603
6.750% due 07/15/2013	3,100	3,104
7.190% due 11/15/2015	1,700	1,742
6.500% due 02/15/2016	1,220	1,195
Hertz Corp.
8.875% due 01/01/2014	1,300	1,355
Hewlett-Packard Co.
6.500% due 07/01/2012	500	528
HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,193
Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,256
Hospira, Inc.
4.950% due 06/15/2009	500	492
Host Marriott LP
7.000% due 08/15/2012	2,250	2,309
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,963
Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,651
Intelsat Subsidiary Holding Co. Ltd.
8.500% due 01/15/2013	1,000	1,023
International Paper Co.
6.750% due 09/01/2011	220	229
Invensys PLC
9.875% due 03/15/2011	500	534
JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,732
7.125% due 11/15/2023	1,800	1,943
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	329	324

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  27

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Kroger Co.
6.800% due 04/01/2011	$1,000	$1,043
5.500% due 02/01/2013	1,240	1,208
L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,485
Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,672
7.625% due 07/15/2013	6,100	6,329
Marathon Oil Corp.
6.000% due 07/01/2012	500	512
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,883
MGM Mirage
9.750% due 06/01/2007	230	241
6.000% due 10/01/2009	2,000	1,980
Miller Brewing Co.
5.500% due 08/15/2013	1,000	987
Morgan Stanley Bank AG
9.625% due 03/01/2013	26,480	31,448
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	2,000	1,990
Nalco Co.
7.750% due 11/15/2011	2,825	2,874
8.875% due 11/15/2013	400	418
Newpark Resources
8.625% due 12/15/2007	1,150	1,156
Norfolk Southern Corp.
7.800% due 05/15/2027	6	7
5.640% due 05/17/2029	164	156
Novelis, Inc.
7.250% due 02/15/2015	2,800	2,702
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	8,000	8,006
5.000% due 01/15/2011	10,000	9,777
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	785
8.750% due 11/15/2012	750	806
6.750% due 12/01/2014	2,000	1,965
Peabody Energy Corp.
6.875% due 03/15/2013	1,300	1,326
Pemex Project Funding Master Trust
9.375% due 12/02/2008	203	222
6.400% due 10/15/2009	3,500	3,646
6.210% due 06/15/2010	700	720
8.000% due 11/15/2011	2,100	2,285
5.430% due 12/03/2012	7,100	7,095
7.375% due 12/15/2014	9,251	9,899
5.750% due 12/15/2015	10,110	9,693
9.250% due 03/30/2018	4,068	5,014
8.625% due 02/01/2022	517	611
Petrobras International Finance Co.
7.750% due 09/15/2014	500	544
Petronas Capital Ltd.
7.000% due 05/22/2012	250	268
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,033
Premark International, Inc.
6.875% due 11/15/2008	500	521
Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,747
Qwest Communications International, Inc.
7.250% due 02/15/2011	16,175	16,660
7.500% due 02/15/2014	4,275	4,425
RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,978
Rhodia S.A.
7.625% due 06/01/2010	800	816
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	4,670	4,845
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,010
Roseton
7.270% due 11/08/2010	3,050	3,084
7.670% due 11/08/2016	1,000	1,022
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	400	420
Salomon Brothers AG
10.500% due 10/21/2009	500	572
Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	3,172
SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	481
SemGroup LP
8.750% due 11/15/2015	1,350	1,384
Seneca Gaming Corp.
7.250% due 05/01/2012	1,500	1,523
SESI LLC
8.875% due 05/15/2011	875	919
Sheraton Holding Corp.
7.375% due 11/15/2015	2,000	2,170
Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,080
Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,403
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	361
8.375% due 07/01/2012	6,700	6,633
Sonat, Inc.
7.625% due 07/15/2011	2,000	2,070
Spectrum Brands, Inc.
7.375% due 02/01/2015	1,826	1,598
Station Casinos, Inc.
6.500% due 02/01/2014	700	696
6.875% due 03/01/2016	3,000	3,030
Sungard Data Systems, Inc.
9.125% due 08/15/2013	2,500	2,656
Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,010
Target Corp
4.875% due 05/15/2018	250	234
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	272
7.375% due 02/01/2013	500	459
9.875% due 07/01/2014	750	763
9.250% due 02/01/2015	500	503
Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,153
6.875% due 05/01/2012	2,625	2,756
7.700% due 05/01/2032	200	221
TransMontaigne, Inc.
9.125% due 06/01/2010	750	801
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	503
7.000% due 11/15/2013	2,750	2,723
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,809
TRW Automotive, Inc.
9.375% due 02/15/2013	7,341	7,974
Tyco International Group S.A.
5.800% due 08/01/2006	4,000	4,005
6.750% due 02/15/2011	500	521
6.375% due 10/15/2011	445	457
Tyson Foods, Inc.
6.600% due 04/01/2016	1,500	1,484
UGS Corp.
10.000% due 06/01/2012	950	1,050
Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,278
United Airlines, Inc.
6.201% due 09/01/2008	786	778
Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,164
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,504
Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	948
8.800% due 12/30/2014	500	605
Walt Disney Co.
6.375% due 03/01/2012	640	666
6.200% due 06/20/2014	500	517
Waste Management, Inc.
7.375% due 08/01/2010	900	961
7.650% due 03/15/2011	270	293
Williams Cos., Inc.
6.375% due 10/01/2010	2,500	2,488
7.625% due 07/15/2019	1,500	1,605
7.875% due 09/01/2021	5,000	5,400
7.500% due 01/15/2031	3,500	3,649
7.750% due 06/15/2031	115	122
8.750% due 03/15/2032	350	411
Wyeth
6.450% due 02/01/2024	300	311
Wynn Las Vegas LLC
6.625% due 12/01/2014	4,800	4,686
Xerox Corp.
6.875% due 08/15/2011	3,000	3,094
6.400% due 03/15/2016	5,000	4,988
Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,067

		472,037

Utilities 10.0%

AES Corp.
8.750% due 05/15/2013	5,940	6,445
9.000% due 05/15/2015	100	109
America Movil S.A. de CV
5.500% due 03/01/2014	3,380	3,248
5.750% due 01/15/2015	9,350	9,083
American Cellular Corp.
10.000% due 08/01/2011	1,425	1,553
AT&T Corp.
6.000% due 03/15/2009	260	263
9.050% due 11/15/2011	947	1,025
Boston Edison Co.
7.800% due 05/15/2010	500	544
British Telecommunications PLC
8.375% due 12/15/2010	2,240	2,501
Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,289
7.000% due 02/15/2015	1,000	995
Citizens Communications Co.
6.250% due 01/15/2013	1,500	1,466
9.000% due 08/15/2031	1,500	1,611
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,895
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	697
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,437
Dominion Resources, Inc.
5.750% due 05/15/2008	2,600	2,606
5.700% due 09/17/2012	260	258
Duke Energy Corp.
5.625% due 11/30/2012	225	226
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,500	3,504
5.220% due 12/01/2009	2,600	2,573
5.700% due 06/01/2015	100	96
FirstEnergy Corp.
5.500% due 11/15/2006	450	450
Florida Power Corp.
5.141% due 11/14/2008	5,000	5,005
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	450	455

28  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Homer City Funding LLC
8.734% due 10/01/2026	$1,484	$1,684
Insight Midwest LP
9.750% due 10/01/2009	500	516
10.500% due 11/01/2010	1,250	1,322
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,310
8.625% due 11/14/2011	4,125	4,527
KT Corp.
4.875% due 07/15/2015	3,000	2,768
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	303
Midwest Generation LLC
8.560% due 01/02/2016	378	408
8.750% due 05/01/2034	6,250	6,797
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,021
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	959
Nevada Power Co.
5.875% due 01/15/2015	450	444
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,445
Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,098
7.375% due 08/01/2015	5,125	5,379
Nisource Finance Corp.
3.200% due 11/01/2006	1,437	1,420
5.344% due 11/23/2009	7,000	7,029
NRG Energy, Inc.
7.250% due 02/01/2014	2,700	2,751
7.375% due 02/01/2016	5,170	5,293
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,504
Pedernales Electric Cooperative
5.952% due 11/15/2022	500	504
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	3,944
7.000% due 10/30/2031	170	183
PSEG Energy Holdings LLC
10.000% due 10/01/2009	725	807
8.500% due 06/15/2011	1,200	1,299
PSEG Power LLC
6.875% due 04/15/2006	570	570
3.750% due 04/01/2009	3,000	2,848
7.750% due 04/15/2011	1,000	1,088
6.950% due 06/01/2012	270	286
5.500% due 12/01/2015	900	875
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,562
7.250% due 02/15/2011	700	713
Qwest Corp.
8.875% due 03/15/2012	1,390	1,560
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,316	1,272
5.298% due 09/30/2020	3,000	2,851
Ras Laffan LNG III
5.838% due 09/30/2027	4,000	3,825
Reliant Energy, Inc.
9.500% due 07/15/2013	50	50
6.750% due 12/15/2014	2,725	2,418
Rogers Wireless, Inc.
7.250% due 12/15/2012	2,000	2,118
6.375% due 03/01/2014	500	501
Rural Cellular Corp.
8.250% due 03/15/2012	1,800	1,881
Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,685
South Point Energy Center LLC
8.400% due 05/30/2012	1,993	1,904
Sprint Capital Corp.
7.625% due 01/30/2011	500	541
Suncom Wireless, Inc.
8.500% due 06/01/2013	2,050	1,958
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,375
6.750% due 05/01/2015	6,750	6,969
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,771
8.750% due 01/31/2016	99,600	8,794
Time Warner Telecom, Inc.
10.125% due 02/01/2011	325	343
Verizon Global Funding Corp.
4.879% due 08/15/2007	1,900	1,901
4.375% due 06/01/2013	500	460
Verizon New England, Inc.
6.500% due 09/15/2011	625	635
Verizon New York, Inc.
6.875% due 04/01/2012	25	26
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	491
Virginia Electric and Power Co.
4.750% due 03/01/2013	245	231

		165,551

Total Corporate Bonds & Notes (Cost $860,229)		855,697

MUNICIPAL BONDS & NOTES 0.2%

Connecticut State Housing Finance Authority Revenue Notes, Series 1997
6.880% due 11/15/2011	500	514
Kentucky State Property & Buildings Commission Revenue Notes, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	485
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	487
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 2000
7.410% due 02/01/2021	500	586
Texas State General Obligation Notes, Series 1996
7.625% due 08/01/2011	500	504

Total Municipal Bonds & Notes (Cost $2,629)		2,576

U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
3.000% due 08/25/2009	32	32
4.292% due 02/01/2035	968	957
4.818% due 03/01/2044	495	496
5.000% due 12/01/2013-10/01/2020 (b)	8,974	8,763
5.500% due 12/01/2032-05/11/2036 (b)	92,101	89,999
6.276% due 03/01/2011	427	440
6.500% due 08/01/2011	109	111
8.000% due 06/01/2008	116	119
Farm Credit Bank
7.500% due 11/29/2049	500	536
Federal Home Loan Bank
4.060% due 08/25/2009	355	343
Freddie Mac
4.000% due 04/15/2022	1,200	1,177
4.818% due 10/25/2044-02/25/2045 (b)	827	833
5.000% due 06/15/2013-09/15/2024 (b)	3,479	3,463
5.500% due 09/15/2017	648	648
6.500% due 02/15/2030-07/25/2043 (b)	35	36
Government National Mortgage Association
6.000% due 12/20/2029	185	185
6.569% due 09/16/2026	1,000	1,049
7.000% due 09/20/2007	16	16
8.000% due 11/15/2006-11/15/2007 (b)	28	28
9.000% due 10/15/2008-08/15/2016 (b)	12	12
9.250% due 12/20/2019-06/20/2021 (b)	24	26
9.500% due 07/15/2009-12/20/2020 (b)	15	17
10.000% due 07/15/2013	23	25
New Valley Generation
7.299% due 03/15/2019	850	947
Small Business Administration
4.340% due 03/01/2024	321	298
4.504% due 02/10/2014	154	147
5.130% due 09/01/2023	63	62
5.886% due 09/01/2011	696	705

Total U.S. Government Agencies (Cost $113,327)		111,470

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Security (a)
2.000% due 07/15/2014	2,840	2,770
U.S. Treasury Bond
4.500% due 02/15/2036	4,300	4,036

Total U.S. Treasury Obligations (Cost $7,076)		6,806

MORTGAGE-BACKED SECURITIES 0.6%

Bear Stearns Adjustable Rate Mortgage Trust
4.196% due 01/25/2034	121	120
4.678% due 01/25/2034	78	77
4.815% due 01/25/2034	34	34
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	542
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	223	220
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	10	10
Countrywide Home Loan Mortgage Pass-Through Trust
3.878% due 10/19/2032	47	46
5.088% due 05/25/2034	8	8
General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	979
GS Mortgage Securities Corp.
6.620% due 10/18/2030	457	468
JP Morgan Chase Commercial Mortgage Securities Corp.
5.299% due 06/12/2041	500	495
Mastr Adjustable Rate Mortgages Trust
5.063% due 11/25/2033	175	174
5.155% due 08/25/2034	350	343
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	4,800	4,800
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,005
Washington Mutual, Inc.
5.088% due 12/25/2027	853	853
4.816% due 10/25/2032	9	9
4.597% due 02/27/2034	34	33

Total Mortgage-Backed Securities (Cost $10,289)		10,216

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  29

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
ASSET-BACKED SECURITIES 2.0%

ACE Securities Corp.
4.898% due 02/25/2036		$1,128	$1,129
Argent Securities, Inc.
4.721% due 12/25/2035		3,941	3,944
4.898% due 03/25/2036		1,749	1,750
Asset-Backed Funding Certificates
4.928% due 06/25/2035		214	215
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		300	300
First NLC Trust
4.938% due 02/25/2036		3,398	3,400
Fremont Home Loan Trust
4.908% due 01/25/2036		2,120	2,122
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036		90	90
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036		1,281	1,281
4.740% due 03/25/2036		1,500	1,500
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		3,042	3,044
Morgan Stanley Capital I
4.703% due 02/25/2036		3,300	3,301
Nelnet Student Loan Trust
4.750% due 08/23/2011		1,000	1,001
Park Place Securities, Inc.
4.928% due 08/25/2035		125	125
Residential Asset Mortgage Products, Inc.
4.713% due 02/25/2036		1,685	1,686
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,356	1,357
SLM Student Loan Trust
4.593% due 01/25/2013		4,907	4,910
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		164	165
Structured Asset Securities Corp.
4.948% due 12/25/2035		1,653	1,654

Total Asset-Backed Securities (Cost $32,954)			32,974

SOVEREIGN ISSUES 24.1%

Bolivarian Republic of Venezuela
9.375% due 01/13/2034		6,100	7,808
Brazilian Government International Bond
5.188% due 04/15/2006		140	139
10.710% due 06/29/2009		9,800	11,380
12.000% due 04/15/2010		2,200	2,691
10.000% due 08/07/2011		7,750	9,106
11.000% due 01/11/2012		15,275	18,712
5.250% due 04/15/2012		7,142	7,156
10.250% due 06/17/2013		1,100	1,338
10.500% due 07/14/2014		8,700	10,853
7.875% due 03/07/2015		5,640	6,102
8.000% due 01/15/2018		13,148	14,279
8.875% due 10/14/2019		7,400	8,565
6.000% due 04/15/2024		1,500	1,507
8.875% due 04/15/2024		2,907	3,368
8.750% due 02/04/2025		2,830	3,247
10.125% due 05/15/2027		650	844
12.250% due 03/06/2030		3,335	5,086
8.250% due 01/20/2034		12,970	14,325
11.000% due 08/17/2040		11,997	15,407
Chile Government International Bond
7.125% due 01/11/2012		1,157	1,252
5.500% due 01/15/2013		635	637
China Development Bank
5.000% due 10/15/2015		500	476
Colombia Government International Bond
9.750% due 04/23/2009		45	50
10.000% due 01/23/2012		941	1,114
10.750% due 01/15/2013		8,800	10,978
8.250% due 12/22/2014		5,000	5,650
11.750% due 02/25/2020		1,500	2,145
Croatia Government International Bond
5.625% due 07/31/2010		125	126
Ecuador Government International Bond
12.000% due 11/15/2012		1,250	1,275
9.000% due 08/15/2030		20,045	20,165
Guatemala Government Bond
10.250% due 11/08/2011		1,000	1,193
9.250% due 08/01/2013		1,845	2,144
Hong Kong Government International Bond
5.125% due 08/01/2014		4,200	4,109
Indonesia Government International Bond
6.875% due 03/09/2017		5,700	5,629
Korea Development Bank
4.750% due 07/20/2009		2,250	2,201
5.001% due 10/20/2009		2,300	2,318
5.050% due 11/22/2012		7,500	7,512
5.750% due 09/10/2013		385	389
Korea Highway Corp.
4.875% due 04/17/2014		1,540	1,454
5.125% due 05/20/2015		750	716
Malaysia Government International Bond
8.750% due 06/01/2009		255	280
7.500% due 07/15/2011		899	979
Mexico Government International Bond
9.875% due 02/01/2010		115	131
6.375% due 01/16/2013		1,410	1,449
5.875% due 01/15/2014		5,750	5,724
11.375% due 09/15/2016		30	42
5.625% due 01/15/2017		3,070	2,981
8.125% due 12/30/2019		1,145	1,348
8.000% due 09/24/2022		45	53
11.500% due 05/15/2026		1,000	1,555
8.300% due 08/15/2031		4,868	5,895
7.500% due 04/08/2033		530	592
6.750% due 09/27/2034		26,700	27,635
Pakistan Government International Bond
7.125% due 03/31/2016		3,600	3,602
Panama Government International Bond
9.625% due 02/08/2011		442	512
9.375% due 07/23/2012		1,843	2,147
7.250% due 03/15/2015		2,325	2,476
8.875% due 09/30/2027		500	610
9.375% due 04/01/2029		75	95
6.700% due 01/26/2036		6,424	6,443
Peru Government International Bond
9.125% due 02/21/2012		1,586	1,800
9.875% due 02/06/2015		447	530
5.000% due 03/07/2017		3,145	2,994
8.750% due 11/21/2033		1,000	1,120
Poland Government International Bond
4.000% due 10/27/2024		55	49
Republic of Korea
4.875% due 09/22/2014		2,100	2,004
Russia Government International Bond
11.000% due 07/24/2018		500	719
12.750% due 06/24/2028		500	893
5.000% due 03/31/2030		56,126	61,715
South Africa Government International Bond
9.125% due 05/19/2009		750	825
7.375% due 04/25/2012		2,730	2,969
6.500% due 06/02/2014		7,500	7,903
Ukraine Government International Bond
11.000% due 03/15/2007		187	194
8.235% due 08/05/2009		2,700	2,894
6.875% due 03/04/2011		2,180	2,208
7.650% due 06/11/2013		1,725	1,815
Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,826
5.614% due 04/20/2011		1,500	1,508
10.750% due 09/19/2013		1,980	2,474
8.500% due 10/08/2014		2,000	2,245
9.250% due 09/15/2027		14,240	18,128

Total Sovereign Issues (Cost $380,595)			398,808

FOREIGN CURRENCY- DENOMINATED ISSUES (h) 6.4%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,269
Aspropulsion Capital BV
9.625% due 10/01/2013		325	452
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,809
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,413
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,417
El Paso Corp.
7.125% due 05/06/2009		600	770
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,691
France Telecom S.A.
6.750% due 03/14/2008	EC	2,414	3,093
Gaz Capital
7.800% due 09/27/2010		3,500	4,783
5.875% due 06/01/2015		4,000	5,101
HBOS Capital Funding LP
6.461% due 11/29/2049	BP	1,560	2,961
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,360
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,002
International Endesa BV
6.125% due 07/05/2012	BP	1,080	1,973
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,727
Kronos International, Inc.
8.875% due 06/30/2009		3,000	3,817
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,931
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	BP	1,700	3,409
Republic of Germany
4.750% due 07/04/2028	EC	7,900	10,620
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,704
Rogers Wireless, Inc.
7.625% due 12/15/2011		500	461
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	2,959
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	923
South Africa Government International Bond
5.250% due 05/16/2013	EC	1,050	1,342
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014		3,500	4,304
Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,377
Telenet Communications NV
9.000% due 12/15/2013		2,241	3,035
Ukraine Government International Bond
10.000% due 03/15/2007		3,762	4,766
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	2,959
Veolia Environnement
4.875% due 05/28/2013		3,460	4,372

Total Foreign Currency-Denominated Issues (Cost $105,235)			104,800

30  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Notional Amount (000s)		Value (000s)
PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$99,200	$33

Total Purchased Call Options (Cost $353)			33

PURCHASED PUT OPTIONS (h) 0.0%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	11,700	244

	# of Contracts

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		648	4

Total Purchased Put Options (Cost $61)			248

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.6%

Commercial Paper 3.2%

Freddie Mac
4.650% due 04/03/2006		$25,000	24,991
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		28,000	27,660

			52,651

U.S. Treasury Bills 0.4%

4.504% due 06/15/2006 (d)(e)		6,350	6,285

Total Short-Term Instruments (Cost $58,964)			58,936

Total Investments (c) 96.6% (Cost $1,586,992)			$1,597,946

Written Options (g) (0.0%) (Premiums $845)			(681)

Other Assets and Liabilities (Net) 3.4%			57,474

Net Assets 100.0%			$1,654,739

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal amount of security is adjusted for inflation.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $26,157 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $5,790 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	823	$(885)
90-Day Eurodollar December Futures	Long	12/2007	343	(175)
90-Day Eurodollar December Futures	Short	12/2008	15	6
90-Day Eurodollar June Futures	Long	06/2006	718	(1,652)
90-Day Eurodollar June Futures	Long	06/2007	1,303	(511)
90-Day Eurodollar June Futures	Short	06/2008	15	7
90-Day Eurodollar March Futures	Long	03/2007	406	(296)
90-Day Eurodollar March Futures	Long	03/2008	106	(72)
90-Day Eurodollar September Futures	Long	09/2006	1,177	(1,437)
90-Day Eurodollar September Futures	Long	09/2007	343	(179)
90-Day Eurodollar September Futures	Short	09/2008	15	6
Euro-Bund 10-Year Note June Futures	Long	06/2006	363	(616)

				$(5,804)

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	$(534)
UBS Warburg LLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	5,000,000	915
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	5,100,000	32
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$27,600	248
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		15,750	266

							$927

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  31

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010	EC	43,600	$202
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		$16,864	146
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015		12,900	(29)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		6,300	27
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009		4,000	(201)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006		1,000	4
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720)%	03/20/2008		1,000	(4)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	03/20/2011		3,000	62
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290)%	03/20/2013		2,000	(57)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010		4,878	72
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		15,000	44
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013		810	114
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013		350	48
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013		200	25
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%	09/20/2013		210	15
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		3,300	248
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,900	519
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010		9,756	145
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013		200	30
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		650	(2)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		3,000	221
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015		1,500	26
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750)%	03/20/2008		1,000	(5)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	03/20/2011		3,000	65
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310)%	03/20/2013		2,000	(59)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014		4,500	469
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007		4,300	23
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500%
	due 05/15/2026	Sell	1.280%	02/20/2009		900	22
Morgan Stanley Dean Witter & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.720%	03/20/2011		5,000	42
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%	09/20/2013		120	9
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013		490	35
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013		40	3

							$2,259

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$109.000	05/26/2006	860	$212	$54
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	860	115	228

				$327	$282

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$42,700	$349	$40
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	16,400	64	146
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	5,600	30	30

							$443	$216

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	$114,000	$75	$183

32  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	6,996	05/2006	$116	$0	$116
Buy	BR	8,267	07/2006	126	0	126
Buy		2,086	08/2006	10	(12)	(2)
Sell	C$	4,500	05/2006	4	0	4
Buy	CP	1,935,085	07/2006	0	0	0
Buy		396,763	08/2006	7	0	7
Buy	CY	2,189	09/2006	0	(2)	(2)
Buy		186,123	03/2007	0	(35)	(35)
Buy	EC	14,283	04/2006	6	(79)	(73)
Sell		87,523	04/2006	0	(163)	(163)
Sell	JY	105,833	04/2006	3	0	3
Buy		1,172,641	05/2006	30	0	30
Buy	KW	592,800	07/2006	6	0	6
Buy		322,090	08/2006	0	(1)	(1)
Buy		2,457,430	09/2006	6	0	6
Buy	MP	42,766	08/2006	0	(135)	(135)
Buy		14,496	09/2006	0	(32)	(32)
Buy	PN	965	05/2006	0	(8)	(8)
Buy		12,535	08/2006	0	(102)	(102)
Buy		810	09/2006	0	(3)	(3)
Buy	PZ	12,138	05/2006	0	(54)	(54)
Buy		650	08/2006	0	(4)	(4)
Buy		955	09/2006	0	(2)	(2)
Buy	RP	8,564	05/2006	4	0	4
Buy		113,071	08/2006	0	0	0
Buy		15,704	09/2006	2	0	2
Buy	RR	18,920	07/2006	7	0	7
Buy		13,240	08/2006	8	0	8
Buy		107,308	09/2006	0	(8)	(8)
Buy		166,957	02/2007	63	0	63
Buy	S$	315	04/2006	2	0	2
Buy		475	07/2006	1	0	1
Buy		4,605	08/2006	21	0	21
Buy		397	09/2006	1	0	1
Buy	SR	9,929	05/2006	0	(18)	(18)
Buy		1,173	08/2006	0	(2)	(2)
Buy	SV	15,972	08/2006	6	(1)	5
Buy		126,217	09/2006	13	0	13
Buy	T$	15,423	08/2006	0	(3)	(3)
Buy		7,674	09/2006	0	(1)	(1)

				$442	$(665)	$(223)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  33

Schedule of Investments

Emerging Markets Bond Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
BERMUDA 0.0%

Noble Group Ltd.
6.625% due 03/17/2015		$1,000	$895

Total Bermuda (Cost $942)			895

BRAZIL (f) 25.8%

Braskem S.A.
12.500% due 11/05/2008		$500	569
Brazilian Government International Bond
5.188% due 04/15/2006		76	75
5.188% due 04/15/2009		11,522	11,580
5.250% due 04/15/2009		32,717	32,727
10.271% due 06/29/2009		11,900	13,819
12.000% due 04/15/2010		4,865	5,950
9.250% due 10/22/2010		2,880	3,259
10.000% due 08/07/2011		6,180	7,261
11.000% due 01/11/2012		22,589	27,672
5.250% due 04/15/2012		51,282	51,384
8.500% due 09/24/2012	EC	13,600	19,637
10.250% due 06/17/2013		$7,500	9,124
10.500% due 07/14/2014		65,230	81,374
7.875% due 03/07/2015		13,050	14,120
8.000% due 01/15/2018		9,074	9,854
8.875% due 10/14/2019		33,500	38,776
12.750% due 01/15/2020		3,750	5,594
5.188% due 04/15/2024		1,130	1,136
6.000% due 04/15/2024		12,447	12,509
8.875% due 04/15/2024		21,160	24,513
8.750% due 02/04/2025		23,075	26,479
10.125% due 05/15/2027		42,810	55,610
12.250% due 03/06/2030		17,365	26,482
8.250% due 01/20/2034		101,780	112,416
7.125% due 01/20/2037		3,000	2,947
11.000% due 08/17/2040		121,776	156,391
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	2,090
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		8,925	9,907
CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,961
CSN Islands VIII Corp.
9.750% due 12/16/2013		9,000	10,237
Vale Overseas Ltd.
6.250% due 01/11/2016		2,000	1,977
8.250% due 01/17/2034		750	864

Total Brazil (Cost $715,940)			787,294

BULGARIA 0.0%

Bulgaria Government International Bond
8.250% due 01/15/2015		$150	176

Total Bulgaria (Cost $182)			176

CAYMAN ISLANDS 0.1%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$4,050	4,070
Petrobras International Finance Co.
7.750% due 09/15/2014		650	707

Total Cayman Islands (Cost $4,684)			4,777

CHILE 0.9%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,029
Banco Santander Chile
4.810% due 12/09/2009		8,500	8,512
5.375% due 12/09/2014		3,000	2,899
Chile Government International Bond
5.060% due 01/28/2008		24	24
7.125% due 01/11/2012		1,740	1,884
5.500% due 01/15/2013		1,815	1,820
CODELCO, Inc.
5.625% due 09/21/2035		4,800	4,545
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,430

Total Chile (Cost $27,628)			27,143

CHINA 1.1%

China Development Bank
5.000% due 10/15/2015		$1,000	951
Export-Import Bank of China
5.250% due 07/29/2014		17,910	17,425
4.875% due 07/21/2015		5,840	5,507
Panva Gas Holdings Ltd.
8.250% due 09/23/2011		3,900	4,103
Sino-Forest Corp.
9.125% due 08/17/2011		5,700	6,156

Total China (Cost $34,743)			34,142

COLOMBIA 3.0%

Colombia Government International Bond
10.000% due 01/23/2012		$8,150	9,650
10.750% due 01/15/2013		18,785	23,434
8.250% due 12/22/2014		45,100	50,963
11.750% due 02/25/2020		6,300	9,009

Total Colombia (Cost $90,274)			93,056

ECUADOR 4.5%

Ecuador Government International Bond
9.000% due 08/15/2030		$135,502	136,217

Total Ecuador (Cost $108,371)			136,217

EGYPT 0.2%

Egypt Government International Bond
8.750% due 07/11/2011		$2,000	2,274
Petroleum Export Ltd.
5.265% due 06/15/2011		4,325	4,230

Total Egypt (Cost $6,651)			6,504

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$8,300	8,108
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	5,046

Total El Salvador (Cost $13,108)			13,154

GUATEMALA 0.7%

Guatemala Government Bond
10.250% due 11/08/2011		$4,350	5,192
9.250% due 08/01/2013		14,381	16,699

Total Guatemala (Cost $21,834)			21,891

HONG KONG 0.0%

Hong Kong Government International Bond
5.125% due 08/01/2014		$250	245

Total Hong Kong (Cost $248)			245

INDIA 0.3%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,500	1,454
Vedanta Resources PLC
6.625% due 02/22/2010		7,000	6,824

Total India (Cost $8,322)			8,278

INDONESIA 0.7%

Indonesia Government International Bond
6.875% due 03/09/2017		$20,500	20,244

Total Indonesia (Cost $20,325)			20,244

KAZAKHSTAN 0.9%

Intergas Finance BV
6.875% due 11/04/2011		$1,000	1,019
Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,556
8.500% due 04/16/2013		1,500	1,599
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		21,695	21,661

Total Kazakhstan (Cost $27,951)			27,835

MALAYSIA 1.2%

Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	1,958
Petronas Capital Ltd.
7.000% due 05/22/2012		22,160	23,752
7.875% due 05/22/2022		3,000	3,572
TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,033

Total Malaysia (Cost $38,151)			37,315

MEXICO (f) 13.1%

America Movil S.A. de CV
5.500% due 03/01/2014		$500	480
5.750% due 01/15/2015		4,200	4,080
Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,210
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		4,850	5,359
12.500% due 06/15/2012		1,000	1,125
Mexico Government International Bond
5.280% due 01/13/2009		24	24
6.375% due 01/16/2013		5,384	5,532
5.875% due 01/15/2014		8,700	8,661
6.625% due 03/03/2015		36,182	37,846
5.625% due 01/15/2017		3,450	3,350
8.125% due 12/30/2019		41,215	48,531
8.000% due 09/24/2022		26,180	30,670
11.500% due 05/15/2026		10,000	15,550
8.300% due 08/15/2031		25,150	30,457
7.500% due 04/08/2033		14,725	16,455
6.750% due 09/27/2034		44,050	45,592
Pemex Finance Ltd.
9.030% due 02/15/2011		60	65
Pemex Project Funding Master Trust
9.375% due 12/02/2008		500	546
9.125% due 10/13/2010		4,565	5,147
8.000% due 11/15/2011		8,500	9,248
7.375% due 12/15/2014		9,424	10,084
5.750% due 12/15/2015		46,400	44,486
9.250% due 03/30/2018		11,877	14,638
8.625% due 02/01/2022		40,033	47,339
6.625% due 06/15/2035		7,250	7,013

34  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		$1,000	$957
8.750% due 01/31/2016	MP	10,000	883

	Shares

United Mexican States Value Recovery Right
0.000% due 06/30/2006		20,094,000	281
0.000% due 06/30/2007		18,575,000	478

Total Mexico (Cost $397,115)			398,087

MOROCCO 0.1%

Kingdom of Morocco
2.031% due 01/05/2009		$3,182	3,190

Total Morocco (Cost $3,107)			3,190

PAKISTAN 0.2%

Pakistan Government International Bond
7.125% due 03/31/2016		$5,150	5,153

Total Pakistan (Cost $5,150)			5,153

PANAMA 2.8%

Panama Government International Bond
9.625% due 02/08/2011		$25,439	29,445
9.375% due 07/23/2012		21,473	25,016
5.563% due 07/17/2014		986	986
7.250% due 03/15/2015		1,200	1,278
7.125% due 01/29/2026		20,025	20,526
8.875% due 09/30/2027		250	305
9.375% due 04/01/2029		2,675	3,404
6.700% due 01/26/2036		4,158	4,170

Total Panama (Cost $82,346)			85,130

PERU 2.8%

Peru Government International Bond
9.125% due 01/15/2008		$4,409	4,651
9.125% due 02/21/2012		22,791	25,868
9.875% due 02/06/2015		2,350	2,785
8.375% due 05/03/2016		4,000	4,360
5.000% due 03/07/2017		37,478	35,635
8.750% due 11/21/2033		11,795	13,210

Total Peru (Cost $82,722)			86,509

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$592	572
5.298% due 09/30/2020		4,350	4,116
5.838% due 09/30/2027		4,000	3,856

Total Qatar (Cost $8,906)			8,544

RUSSIA (f) 14.8%

Aries Vermoegensverwaltungs GmbH
5.527% due 10/25/2007	EC	1,000	1,268
Gaz Capital
5.875% due 06/01/2015		7,550	9,628
8.625% due 04/28/2034		$4,900	6,027
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008		6,100	6,278
Gazprom International S.A.
9.625% due 03/01/2013		60,050	71,315
7.201% due 02/01/2020		14,750	15,448
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,097
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		1,000	1,041
8.000% due 01/28/2012		3,500	3,574
Russia Government International Bond
8.250% due 03/31/2010		6,222	6,597
11.000% due 07/24/2018		2,700	3,884
12.750% due 06/24/2028		13,275	23,717
5.000% due 03/31/2030		265,113	291,496
Salomon Brothers AG
9.125% due 04/25/2007		1,000	1,040
UBS Luxembourg S.A.
8.375% due 10/22/2011		450	468
6.230% due 02/11/2015		1,000	1,001
VTB Capital S.A.
5.680% due 09/21/2007		4,025	4,037

Total Russia (Cost $448,367)			451,916

SOUTH AFRICA (f) 1.6%

South Africa Government International Bond
8.375% due 10/17/2006		$1,000	1,016
9.125% due 05/19/2009		10,690	11,759
7.375% due 04/25/2012		6,750	7,341
5.250% due 05/16/2013	EC	12,160	15,545
6.500% due 06/02/2014		$9,750	10,274
8.500% due 06/23/2017		2,140	2,605

Total South Africa (Cost $46,761)			48,540

TUNISIA (f) 1.6%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	558
7.375% due 04/25/2012		$37,062	40,073
4.500% due 06/22/2020	EC	5,500	6,375
8.250% due 09/19/2027		$1,680	2,041

Total Tunisia (Cost $49,255)			49,047

UKRAINE (f) 3.2%

Dresdner Bank AG
7.750% due 04/27/2012		$1,500	1,506
Dresdner Bank AG for Kyivstar GSM
10.375% due 08/17/2009		800	871
Ukraine Government International Bond
11.000% due 03/15/2007		5,986	6,219
7.343% due 08/05/2009		18,095	19,362
8.235% due 08/05/2009		10,850	11,662
6.875% due 03/04/2011		36,350	36,807
7.650% due 06/11/2013		16,685	17,557
4.950% due 10/13/2015	EC	2,800	3,195

Total Ukraine (Cost $95,395)			97,179

UNITED STATES 1.2%

Bank Loan Obligations 0.8%

OAO Rosneft Oil Co.
6.131% due 12/30/2008		$25,000	24,968

Corporate Bonds & Notes 0.3%

Southern Copper Corp.
6.375% due 07/27/2015		1,000	977
7.500% due 07/27/2035		7,300	7,122

			8,099

U.S. Government Agencies 0.1%

Fannie Mae
5.500% due 04/12/2036		2,900	2,831

Total United States (Cost $36,118)			35,898

VENEZUELA 7.0%

Bolivarian Republic of Venezuela
9.375% due 01/13/2034		$23,650	30,272
Venezuela Government International Bond
5.375% due 08/07/2010		36,800	35,734
5.194% due 04/20/2011		16,450	16,532
10.750% due 09/19/2013		18,080	22,591
8.500% due 10/08/2014		2,000	2,245
7.000% due 12/01/2018		5,000	5,100
6.000% due 12/09/2020		29,500	27,184
7.650% due 04/21/2025		3,500	3,787
9.250% due 09/15/2027		55,405	70,531

	Shares

Venezuela Government International Bond Value Recovery Right
0.000% due 04/15/2020		3,500	99

Total Venezuela (Cost $203,659)			214,075

	Principal Amount (000s)

VIETNAM 0.1%

Socialist Republic of Vietnam
6.875% due 01/15/2016		$3,100	3,209

Total Vietnam (Cost $3,047)			3,209

SHORT-TERM INSTRUMENTS 18.3%

Commercial Paper 18.0%

Barclays U.S. Funding Corp.
4.840% due 06/27/2006		64,700	63,932
Danske Corp.
4.510% due 04/26/2006		73,900	73,687
4.700% due 06/01/2006		600	596
4.710% due 06/02/2006		500	496
Fannie Mae
4.316% due 04/03/2006		83,300	83,300
Federal Home Loan Bank
4.630% due 04/03/2006		30,700	30,700
Freddie Mac
4.650% due 04/03/2006		17,771	17,771
IXIS Commercial Paper Corp.
4.660% due 05/22/2006		67,000	66,575
Rabobank USA Financial Corp.
4.830% due 04/03/2006		83,300	83,300
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		36,200	36,191
UBS Finance Delaware LLC
4.830% due 04/03/2006		8,500	8,500
4.480% due 04/20/2006		4,600	4,590
4.505% due 04/24/2006		600	599
4.480% due 05/10/2006		75,500	75,152
4.670% due 05/23/2006		3,500	3,477

			548,866

U.S. Treasury Bills 0.3%
4.490% due 06/01/2006- 06/15/2006 (a)(c)(d)		7,560	7,483

Total Short-Term Instruments (Cost $556,386)			556,349

Total Investments (b) 107.0% (Cost $3,137,688)			$3,261,992

Other Assets and Liabilities (Net) (7.0%)			(212,832)

Net Assets 100.0%			$3,049,160

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2006

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	As of March 31, 2006, portfolio securities with an aggregate market value of $28,258 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $1,485 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $5,751 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	210	$(73)
90-Day Eurodollar December Futures	Long	12/2007	754	(37)
90-Day Eurodollar June Futures	Long	06/2007	754	(74)
90-Day Eurodollar March Futures	Long	03/2008	754	(29)
90-Day Eurodollar September Futures	Long	09/2006	3,895	(3,251)
90-Day Eurodollar September Futures	Long	09/2007	754	(45)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,504	(3,467)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	1,647	5,519

				$(1,457)

(e)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	69,000	$256

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009		$8,025	$487
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014		8,125	1,229
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013		5,000	(139)
Citibank N.A.	Multiple reference entities of Gazprom	Sell	1.060%	04/20/2011		17,000	0
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013		20,000	3,038
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006		6,750	26
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006		4,500	18
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	03/11/2009		14,000	2,873
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013		4,000	458
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		2,450	10
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013		3,500	360
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007		2,700	21
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013		5,400	634
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014		12,000	1,259
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850)%	03/20/2008		5,000	(195)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470)%	09/20/2008		10,000	(346)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780)%	09/20/2010		8,000	(435)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.810)%	09/20/2010		10,000	(556)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011		10,000	(24)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012		3,500	(91)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014		3,700	432
Lehman Brothers, Inc.	Multiple reference entities of Gazprom	Sell	1.330%	03/20/2016		2,500	(15)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016		7,500	0
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013		12,000	1,980

36  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	$1,350	$141
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	(239)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	6,120	16
Morgan Stanley Dean Witter & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.200%	09/20/2008	6,200	68
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	94
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(44)
Morgan Stanley Dean Witter & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	0
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,963
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	736

						$14,759

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	7,725	08/2006	$65	$(33)	$32
Buy	CP	265,700	07/2006	1	0	1
Buy		1,486,250	08/2006	25	0	25
Buy	CY	24,681	09/2006	0	(17)	(17)
Buy		49,016	03/2007	0	(22)	(22)
Sell	EC	46,630	04/2006	105	(56)	49
Buy	IR	60,156,000	08/2006	134	0	134
Buy	JY	1,391,423	05/2006	36	0	36
Buy	KW	201,055	05/2006	16	0	16
Buy		2,792,700	07/2006	30	0	30
Buy		1,994,779	08/2006	0	(6)	(6)
Buy		6,855,087	09/2006	18	0	18
Buy	MP	31,213	08/2006	0	(94)	(94)
Buy		7,802	09/2006	0	(17)	(17)
Buy	PN	4,384	05/2006	0	(35)	(35)
Buy		4,715	08/2006	0	(30)	(30)
Buy		319	09/2006	0	(1)	(1)
Buy	PZ	24,366	05/2006	0	(109)	(109)
Buy		4,850	08/2006	0	(32)	(32)
Buy		881	09/2006	0	(2)	(2)
Buy	RP	31,302	05/2006	15	0	15
Buy		131,630	09/2006	14	0	14
Buy	RR	36,237	07/2006	14	0	14
Buy		240,786	08/2006	133	0	133
Buy		12,875	09/2006	0	(1)	(1)
Buy	S$	1,931	04/2006	11	0	11
Buy		2,120	07/2006	4	0	4
Buy		2,298	08/2006	11	0	11
Buy	SR	47,975	08/2006	0	(89)	(89)
Buy	SV	44,182	08/2006	0	(8)	(8)
Buy		253,860	09/2006	26	0	26
Buy	T$	88,621	08/2006	0	(19)	(19)
Buy		2,556	09/2006	0	0	0

				$658	$(571)	$87

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  37

Schedule of Investments

Floating Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BAN KLOAN OBLIGATIONS 9.8%

AES Corp.
6.750% due 04/30/2008	$1,000	$1,013
5.690% due 08/10/2011	1,000	1,013
AGCO Corp.
6.729% due 06/15/2009	2,346	2,374
Alderwoods Group, Inc.
6.691% due 09/17/2008	91	92
6.730% due 09/17/2008	312	315
6.749% due 09/17/2008	215	218
6.752% due 09/17/2009	279	282
Allegheny Energy Supply Co. LLC
6.350% due 03/08/2011	330	333
6.352% due 03/08/2011	103	103
6.410% due 03/08/2011	185	186
6.430% due 03/08/2011	1,371	1,381
Allied Waste Industries, Inc.
4.870% due 01/15/2012	803	807
Allied Waste N.A.
6.620% due 01/15/2012	324	326
6.730% due 01/15/2012	405	408
6.820% due 01/15/2012	997	1,003
6.970% due 01/15/2012	340	342
Appleton Papers, Inc.
5.000% due 06/09/2010	1	1
6.830% due 06/09/2010	140	142
6.330% due 06/11/2010	130	132
BCP Crystal US Holdings Corp.
6.979% due 04/06/2011	993	1,009
Berry Plastics Corp.
6.840% due 06/30/2010	496	504
Celanese Americas Corp.
4.461% due 07/27/2009	2,000	2,034
Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011	42	43
7.229% due 01/20/2011	420	426
7.230% due 01/20/2011	24	25
7.318% due 01/20/2011	60	61
7.210% due 02/09/2011	378	384
Charter Communications Operating LLC
7.920% due 04/26/2011	981	991
7.920% due 04/27/2011	2	3
Choctaw Resort Development Enterprise
6.940% due 11/04/2011	1,044	1,058
Cognis Deutschland GmbH & Co. KG
6.920% due 05/12/2011	1,008	1,012
Coleto Creek WLE LP
6.527% due 07/01/2011	993	1,002
Cooper-Standard Automotive, Inc.
7.000% due 12/31/2011	1,550	1,562
7.500% due 12/31/2011	963	971
Covanta Energy Corp.
4.527% due 06/24/2012	520	529
7.818% due 06/30/2012	373	379
DaVita, Inc.
6.780% due 05/16/2012	1,531	1,552
6.850% due 05/16/2012	147	149
6.940% due 05/16/2012	268	272
7.020% due 05/16/2012	147	149
7.050% due 05/16/2012	92	93
7.110% due 05/16/2012	300	304
7.125% due 05/16/2012	211	214
6.940% due 10/05/2012	245	248
DirecTV Holdings LLC
6.276% due 04/08/2013	500	506
6.276% due 04/13/2013	500	506
Dresser-Rand Group, Inc.
6.527% due 10/29/2011	353	360
6.778% due 10/29/2011	235	240
6.964% due 10/29/2011	370	377
Dura Operating Corp.
8.220% due 04/28/2011	1,000	1,003
El Paso Corp.
4.000% due 11/22/2009	3,875	3,923
7.313% due 11/22/2009	613	621
Georgia-Pacific Corp.
6.726% due 12/20/2012	333	336
6.880% due 12/20/2012	6,667	6,722
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010	5,000	5,078
Headwaters, Inc.
6.860% due 04/30/2011	1,161	1,172
HealthSouth Corp.
8.150% due 02/02/2013	3,500	3,531
Hercules, Inc.
6.310% due 10/08/2010	564	570
6.479% due 10/08/2010	27	27
Insight Midwest Holdings LLC
7.000% due 12/31/2009	1,484	1,510
Jarden Corp.
6.527% due 01/21/2012	4,179	4,227
Jean Coutu Group, Inc.
6.938% due 07/30/2011	1,932	1,954
K&F Acquisition, Inc.
6.860% due 11/18/2012	897	910
6.870% due 11/18/2012	467	474
Kinetic Concepts, Inc.
6.730% due 08/11/2010	1,034	1,047
Masonite International Corp.
6.527% due 04/06/2013	20	20
6.630% due 04/06/2013	1,468	1,453
Mediacom Communications Corp.
6.640% due 02/28/2014	520	527
6.690% due 02/28/2014	800	812
6.780% due 02/28/2014	500	507
6.980% due 02/28/2014	165	168
Metro-Goldwyn-Mayer, Inc.
7.229% due 04/08/2012	6,000	6,081
Nalco Co.
6.440% due 11/01/2010	472	477
6.500% due 11/01/2010	598	605
8.250% due 11/04/2010	14	14
Neiman-Marcus Group, Inc.
7.340% due 03/13/2013	3,228	3,279
Nortek, Inc.
6.940% due 08/24/2011	1,975	1,996
8.500% due 08/27/2011	5	5
Novelis, Inc.
6.440% due 01/07/2012	1,327	1,343
OAO Rosneft Oil Co.
6.131% due 12/30/2008	15,000	14,981
PanAmSat Corp.
6.355% due 08/20/2009	520	526
6.571% due 08/20/2009	272	275
6.900% due 08/20/2011	1,492	1,514
Penn National Gaming, Inc.
6.340% due 05/26/2012	582	591
6.390% due 05/26/2012	1,745	1,771
6.730% due 05/26/2012	83	84
6.460% due 06/26/2012	582	591
PP Acquisition Corp.
7.530% due 11/12/2011	445	449
Primedia, Inc.
6.820% due 09/30/2013	1,200	1,189
Qwest Corp.
6.950% due 06/30/2010	2,000	2,040
Reliant Energy, Inc.
7.175% due 04/30/2010	726	726
Resorts International Holdings LLC
7.530% due 03/22/2012	2	2
Revlon Consumer Products Corp.
10.720% due 07/09/2010	125	129
10.560% due 07/31/2010	250	258
10.690% due 07/31/2010	250	258
10.910% due 07/31/2010	250	258
Rexel S.A.
7.667% due 01/20/2013	1,365	1,384
8.167% due 04/10/2014	1,365	1,391
RH Donnelley, Inc.
6.200% due 06/30/2011	200	201
6.250% due 06/30/2011	299	302
6.270% due 06/30/2011	50	50
6.280% due 06/30/2011	50	50
6.310% due 06/30/2011	150	151
6.670% due 06/30/2011	150	151
6.690% due 06/30/2011	200	201
6.730% due 06/30/2011	325	328
Roundy’s Supermarket, Inc.
7.700% due 10/27/2011	13	13
7.700% due 11/01/2011	2,500	2,537
7.870% due 11/01/2011	2,488	2,524
Sealy Mattress Co.
6.502% due 04/01/2013	221	224
6.500% due 04/14/2013	44	45
6.570% due 04/14/2013	133	135
Simmons Bedding Co.
7.125% due 12/19/2011	73	74
7.250% due 12/19/2011	169	172
7.375% due 12/19/2011	651	662
Smurfit-Stone Container Enterprises, Inc.
4.056% due 11/01/2010	87	89
6.938% due 11/01/2010	141	143
7.125% due 11/01/2010	215	218
6.875% due 11/01/2011	340	345
7.125% due 11/01/2011	143	145
Solar Capital Corp.
7.215% due 01/22/2013	2,985	3,028
Telcordia Technologies, Inc.
5.000% due 09/09/2012	8	7
7.310% due 09/09/2012	2,970	2,949
Tenneco, Inc.
6.880% due 12/12/2010	656	667
7.020% due 12/12/2010	1,656	1,683
UGS Corp.
6.610% due 03/31/2012	18	18
6.830% due 03/31/2012	2,231	2,261
Universal City Development Partners
5.450% due 06/09/2010	8	8
6.600% due 06/09/2010	564	571
6.770% due 06/09/2010	18	18
6.370% due 06/19/2010	400	405
UPC Financing Partnership
7.280% due 09/30/2012	2,000	2,015
Valor Telecommunications Enterprises LLC
6.729% due 02/15/2012	1,940	1,947
Warner Chilcott Co., Inc.
7.277% due 01/18/2012	616	623
7.440% due 01/18/2012	654	660
Warner Chilcott Corp.
7.277% due 01/18/2012	512	517
Warner Chilcott Holdings Co. III Ltd.
7.277% due 01/18/2012	236	239
WMG Acquisition Corp.
6.371% due 02/27/2011	87	88
6.406% due 02/27/2011	417	423
6.580% due 02/27/2011	554	562
6.590% due 02/27/2011	88	89
6.614% due 02/27/2011	413	419
6.780% due 02/27/2011	417	423
Worldspan LP
7.313% due 02/11/2010	60	59
7.438% due 02/11/2010	97	95
7.500% due 02/11/2010	786	774
7.625% due 02/11/2010	50	49
7.688% due 02/11/2010	73	72
7.313% due 02/16/2010	50	49
7.500% due 02/16/2010	67	66

38  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Wynn Las Vegas LLC
6.975% due 12/14/2011	$3,000	$3,036
Xerium Technologies, Inc.
7.229% due 05/18/2012	1,471	1,473

Total Bank Loan Obligations (Cost $139,529)		140,296

CORPORATE BONDS & NOTES 28.5%

Banking & Finance 12.8%

Asahi Finance Cayman Ltd.
5.700% due 03/27/2049	2,000	2,018
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	1,500	1,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	500
Banco Santander Chile
5.220% due 12/09/2009	5,500	5,508
Banque Centrale de Tunisie
7.500% due 09/19/2007	2,000	2,062
Bear Stearns Cos., Inc.
5.560% due 09/27/2007	650	656
4.960% due 01/30/2009	2,500	2,514
5.140% due 09/09/2009	1,680	1,687
4.897% due 01/31/2011	7,500	7,513
CIT Group Holdings, Inc.
4.810% due 01/30/2009	5,000	5,006
CIT Group, Inc.
4.702% due 04/19/2006	400	400
4.990% due 05/18/2007	100	100
5.160% due 09/20/2007	7,000	7,025
5.000% due 12/19/2007	5,100	5,104
Export-Import Bank of Korea
4.990% due 11/16/2010	2,500	2,501
Ford Motor Credit Co.
6.500% due 01/25/2007	1,000	996
5.880% due 03/21/2007	2,500	2,464
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008	7,000	7,204
General Electric Capital Corp.
4.910% due 05/12/2006	100	100
4.880% due 03/04/2008	2,500	2,502
4.760% due 04/30/2009	1,500	1,503
4.714% due 10/21/2010	4,500	4,506
4.950% due 11/21/2011	2,000	2,009
5.170% due 09/15/2014	450	454
General Motors Acceptance Corp.
5.645% due 05/18/2006	2,500	2,493
5.500% due 01/16/2007	2,500	2,461
6.125% due 08/28/2007	4,000	3,881
Genworth Global Funding Trusts
4.970% due 02/10/2009	2,400	2,401
Goldman Sachs Group, Inc.
4.810% due 10/27/2006	800	801
5.060% due 03/30/2007	1,500	1,502
4.810% due 11/10/2008	4,000	4,004
5.025% due 12/22/2008	5,100	5,104
4.944% due 07/23/2009	4,135	4,163
4.950% due 10/07/2011	2,000	2,016
Hexion US Finance Corp.
9.350% due 07/15/2010	600	610
HSBC Bank USA N.A.
5.000% due 09/21/2007	1,400	1,403
HSBC Finance Corp.
4.870% due 02/09/2007	125	125
6.538% due 11/13/2007	3,200	3,264
5.040% due 09/15/2008	3,000	3,010
5.030% due 11/16/2009	4,500	4,521
Intergas Finance BV
6.875% due 11/04/2011	400	408
International Lease Finance Corp.
5.000% due 01/15/2010	4,500	4,528
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	3,000	3,004
4.713% due 01/23/2009	4,800	4,803
MBNA Europe Funding PLC
4.950% due 09/07/2007	5,000	5,004
Merrill Lynch & Co., Inc.
4.880% due 04/18/2006	250	250
4.788% due 01/30/2009	4,900	4,903
Morgan Stanley
4.780% due 11/09/2006	2,500	2,501
4.708% due 01/12/2007	442	443
4.874% due 02/15/2007	700	701
4.725% due 01/18/2008	2,000	2,004
4.854% due 01/22/2009	100	100
4.880% due 01/15/2010	3,500	3,517
4.850% due 01/18/2011	5,000	5,015
Pemex Finance Ltd.
8.450% due 02/15/2007	361	364
8.020% due 05/15/2007	2,083	2,121
Petroleum Export Ltd.
5.265% due 06/15/2011	1,966	1,923
SLM Corp.
4.703% due 01/25/2008	9,000	9,009
4.833% due 07/25/2008	500	502
UBS Luxembourg S.A.
6.380% due 10/24/2006	150	152
6.230% due 02/11/2015	1,500	1,501
Universal City Florida Holding Co.
9.430% due 05/01/2010	2,500	2,550
VTB Capital S.A.
5.680% due 09/21/2007	10,100	10,124
Wachovia Corp.
4.990% due 03/15/2011	5,000	5,006
Wells Fargo & Co.
4.668% due 01/12/2011	6,900	6,909

		184,936

Industrials 10.2%

Abitibi-Consolidated, Inc.
8.410% due 06/15/2011	2,350	2,362
Bavaria S.A.
8.875% due 11/01/2010	1,500	1,627
Boise Cascade LLC
7.475% due 10/15/2012	3,000	3,052
Bowater, Inc.
7.910% due 03/15/2010	2,500	2,525
Cablevision Systems Corp.
9.620% due 04/01/2009	6,600	6,955
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	445
CCO Holdings LLC
9.035% due 12/15/2010	4,000	3,995
Comcast Corp.
5.900% due 03/15/2016	2,900	2,849
Cox Communications, Inc.
5.450% due 12/14/2007	6,000	6,041
CSX Corp.
4.990% due 08/03/2006	3,093	3,096
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	5,100	5,102
5.715% due 08/08/2006	100	100
5.100% due 11/17/2006	1,000	1,000
5.100% due 03/07/2007	4,000	4,003
5.360% due 09/10/2007	800	803
5.330% due 03/13/2009	4,300	4,304
Dex Media West LLC
9.875% due 08/15/2013	2,600	2,889
Dobson Cellular Systems
9.430% due 11/01/2011	1,500	1,560
EchoStar DBS Corp.
8.240% due 10/01/2008	2,755	2,831
6.375% due 10/01/2011	1,000	982
El Paso Corp.
6.950% due 12/15/2007	2,750	2,784
7.750% due 06/15/2010	650	674
Enterprise Products Operating LP
4.000% due 10/15/2007	250	245
Freescale Semiconductor, Inc.
7.350% due 07/15/2009	3,950	4,068
Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	984
Gazstream S.A.
5.625% due 07/22/2013	2,909	2,877
General Electric Co.
4.910% due 12/09/2008	6,000	6,002
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	4,000	4,200
HJ Heinz Co.
6.428% due 12/01/2020	900	916
Intelsat Bermuda Ltd.
9.614% due 01/15/2012	4,500	4,596
JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,732
JetBlue Airways Corp.
7.440% due 11/15/2008	2,159	2,175
Lyondell Chemical Co.
9.500% due 12/15/2008	884	924
Meritor Automotive, Inc.
6.800% due 02/15/2009	87	87
MGM Mirage
8.500% due 09/15/2010	2,500	2,687
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	1,000	995
Nalco Co.
6.730% due 11/01/2010	416	421
Newpark Resources
8.625% due 12/15/2007	1,500	1,508
Oracle Corp.
4.810% due 01/13/2009	2,000	2,002
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,881
Pemex Project Funding Master Trust
6.400% due 10/15/2009	100	104
6.210% due 06/15/2010	22,000	22,624
5.430% due 12/03/2012	1,200	1,199
Qwest Communications International, Inc.
8.249% due 02/15/2009	7,850	8,066
Roseton
7.270% due 11/08/2010	1,500	1,517
Salomon Brothers AG
10.500% due 10/21/2009	500	572
Time Warner, Inc.
6.125% due 04/15/2006	2,000	2,000
TRW Automotive, Inc.
9.375% due 02/15/2013	5,000	5,431
United Airlines, Inc.
6.201% due 09/01/2008	786	778
Williams Cos., Inc.
6.375% due 10/01/2010	2,250	2,239
Yum! Brands, Inc.
8.500% due 04/15/2006	2,500	2,502

		146,311

Utilities 5.5%

AES Corp.
8.750% due 05/15/2013	5,740	6,228
Alabama Power Co.
4.864% due 04/23/2007	100	100
America Movil S.A. de CV
5.500% due 03/01/2014	875	841
5.750% due 01/15/2015	850	826

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  39

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
American Electric Power Co., Inc.
4.709% due 08/16/2007		$4,000	$3,963
Appalachian Power Co.
5.290% due 06/29/2007		400	401
AT&T Corp.
9.050% due 11/15/2011		473	512
CMS Energy Corp.
9.875% due 10/15/2007		600	641
Dominion Resources, Inc.
5.049% due 05/15/2006		600	600
5.265% due 09/28/2007		5,000	5,006
5.687% due 05/15/2008		2,400	2,405
Entergy Gulf States, Inc.
5.220% due 12/01/2009		2,400	2,375
FirstEnergy Corp.
5.500% due 11/15/2006		450	450
Florida Power Corp.
5.141% due 11/14/2008		5,000	5,005
Midwest Generation LLC
8.300% due 07/02/2009		3,375	3,489
Nisource Finance Corp.
3.200% due 11/01/2006		1,438	1,421
5.344% due 11/23/2009		3,500	3,515
Northwestern Corp.
7.300% due 12/01/2006		3,000	3,043
PSEG Energy Holdings LLC
8.625% due 02/15/2008		1,850	1,938
PSEG Power LLC
6.875% due 04/15/2006		3,100	3,101
Public Service Electric & Gas
5.065% due 06/23/2006		5,500	5,501
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		2,000	2,023
Qwest Corp.
8.160% due 06/15/2013		1,500	1,658
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,500	2,376
Rogers Wireless, Inc.
8.035% due 12/15/2010		9,750	10,116
Rural Cellular Corp.
9.410% due 03/15/2010		1,400	1,442
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,800	1,784
Southern California Edison Co.
4.965% due 12/13/2007		3,000	3,002
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		850	814
Time Warner Telecom Holdings, Inc.
8.749% due 02/15/2011		2,350	2,412
Verizon Global Funding Corp.
4.879% due 08/15/2007		1,800	1,801

			78,789

Total Corporate Bonds & Notes (Cost $409,824)			410,036

U.S. GOVERNMENT AGENCIES 18.8%

Fannie Mae
4.292% due 02/01/2035		968	957
4.500% due 10/25/2022		588	585
4.665% due 05/22/2006		25,000	24,994
4.725% due 09/07/2006		50,000	49,998
4.958% due 04/25/2035		275	275
5.000% due 06/25/2027		703	701
5.500% due 04/12/2036		34,000	33,193
Federal Home Loan Bank
4.770% due 06/13/2006		39,500	39,496
4.840% due 12/29/2006		100,000	100,036
Freddie Mac
4.000% due 04/15/2022-12/15/2024 (b)		3,300	3,221
4.818% due 10/25/2044		14,450	14,541
5.000% due 06/15/2013-09/15/2024 (b)		3,224	3,208

Total U.S. Government Agencies (Cost $271,262)			271,205

MORTGAGE-BACKED SECURITIES 0.7%

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		1,462	1,429
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		1,937	1,920
2.611% due 08/15/2036		947	920
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036		5,200	5,200
Washington Mutual, Inc.
5.128% due 12/25/2044		669	673

Total Mortgage-Backed Securities (Cost $10,166)			10,142

ASSET-BACKED SECURITIES 4.1%

ACE Securities Corp.
4.898% due 02/25/2036		940	941
Argent Securities, Inc.
4.958% due 12/25/2035		3,941	3,944
4.898% due 03/25/2036		1,652	1,653
BA Master Credit Card Trust
4.869% due 06/15/2008		2,000	2,001
Bear Stearns Asset-Backed Securities, Inc.
4.898% due 11/25/2035		1,849	1,849
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033		15	15
Countrywide Asset-Backed Certificates
4.888% due 02/25/2036		2,265	2,266
4.891% due 03/25/2036		2,000	2,000
4.888% due 04/25/2036		1,998	1,999
First NLC Trust
4.938% due 02/25/2036		3,492	3,494
Fremont Home Loan Trust
4.908% due 01/25/2036		2,120	2,122
GSAMP Trust
4.908% due 11/25/2035		1,875	1,876
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,944	1,945
4.908% due 04/25/2036		1,095	1,096
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		1,900	1,901
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		1,860	1,862
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036		1,189	1,190
4.740% due 03/25/2036		1,500	1,500
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		3,042	3,044
Merrill Lynch Mortgage Investors, Inc.
4.850% due 02/25/2037		2,100	2,100
Morgan Stanley Capital I
4.892% due 02/25/2036		3,100	3,101
Nelnet Student Loan Trust
4.750% due 08/23/2011		1,000	1,001
Nissan Auto Lease Trust
2.900% due 08/15/2007		1,481	1,472
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		1,926	1,927
4.713% due 02/25/2036		1,586	1,587
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,453	1,454
4.918% due 09/25/2025		639	640
4.908% due 01/25/2036		2,552	2,554
SLM Student Loan Trust
4.593% due 01/25/2013		4,907	4,910
Structured Asset Securities Corp.
4.948% due 12/25/2035		1,901	1,902

Total Asset-Backed Securities (Cost $59,312)			59,346

SOVEREIGN ISSUES 17.9%

Brazilian Government International Bond
5.250% due 04/15/2009		408	408
10.271% due 06/29/2009		50,825	59,021
10.000% due 08/07/2011		3,150	3,701
5.250% due 04/15/2012		47,111	47,206
5.250% due 04/15/2012		765	766
7.875% due 03/07/2015		175	189
8.875% due 10/14/2019		50	58
Chile Government International Bond
5.060% due 01/28/2008		1,461	1,469
Ecuador Government International Bond
12.000% due 11/15/2012		1,500	1,530
Egypt Government International Bond
7.625% due 07/11/2006		500	503
Kazakhstan Government International Bond
11.125% due 05/11/2007		750	796
Korea Development Bank
5.001% due 10/20/2009		5,200	5,240
5.050% due 11/22/2012		7,500	7,512
Mexico Government International Bond
5.280% due 01/13/2009		2,511	2,542
Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,402
Panama Government International Bond
5.563% due 07/17/2014		3,701	3,701
5.563% due 07/17/2016		6,855	6,787
Peru Government International Bond
5.000% due 03/07/2017		9,028	8,557
Republic of Korea
4.875% due 09/22/2014		2,000	1,908
Russia Government International Bond
8.250% due 03/31/2010		1,000	1,060
12.750% due 06/24/2028		100	179
Ukraine Government International Bond
11.000% due 03/15/2007		2,782	2,890
8.235% due 08/05/2009		31,150	33,437
6.875% due 03/04/2011		250	253
Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,427
5.614% due 04/20/2011		62,300	62,612

Total Sovereign Issues (Cost $248,416)			258,154

FOREIGN CURRENCY- DENOMINATED ISSUES (g) 3.3%

Amadeus Global Travel Distribution S.A.
5.244% due 04/08/2013	EC	2,000	2,451
5.744% due 04/08/2014		2,000	2,462
Basell NV
4.740% due 09/15/2013		2,081	2,556
5.240% due 09/15/2014		1,762	2,175
5.644% due 09/15/2014		675	832
Gaz Capital
7.800% due 09/27/2010		3,000	4,099
Pirelli Cable
5.253% due 06/23/2014		3,900	4,880
Seat Pagine Gialle SpA
4.491% due 05/25/2013		1,949	2,391
SigmaKalon
5.242% due 09/19/2012		2,000	2,434
5.742% due 09/19/2013		2,000	2,446
Spain Government International Bond
3.100% due 09/20/2006	JY	190,000	1,637

40  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MP	97,600	$8,617
UPC Financing Partnership
5.239% due 09/15/2012	EC	4,000	4,862
Wavin BV
4.992% due 09/13/2013		2,250	2,750
5.492% due 09/13/2014		2,250	2,760

Total Foreign Currency-Denominated Issues (Cost $47,330)			47,352

	Shares

COMMON STOCKS 0.1%

Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Inc.		162,600	1,780

Total Common Stocks (Cost $1,774)			1,780

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$7,100	2
Strike @ 4.750% Exp. 08/08/2006		31,100	11

Total Purchased Call Options (Cost $152)			13

PURCHASED PUT OPTIONS (g) 0.0%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	11,200	233

Total Purchased Put Options (Cost $53)			233

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 13.9%

Commercial Paper 1.5%

Fannie Mae
4.365% due 04/12/2006		$4,000	3,996
Federal Home Loan Bank
4.630% due 04/03/2006		17,000	17,000

			20,996

Tri-Party Repurchase Agreements 0.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $4,661. Repurchase proceeds are $4,571.)		4,569	4,569

France Treasury Bills 4.1%

2.351% due 04/06/2006	EC	49,300	59,733

Germany Treasury Bills 7.6%

2.506% due 05/17/2006-08/16/2006 (b)		90,520	109,111

U.S. Treasury Bills 0.4%

4.321% due 05/25/2006-06/15/2006 (b)(c)(d)		5,635	5,589

Total Short-Term Instruments (Cost $199,467)			199,998

Total Investments (a) 97.1% (Cost $1,387,285)			$1,398,555

Written Options (f) (0.0%) (Premiums $718)			(706)

Other Assets and Liabilities (Net) 2.9%			42,919

Net Assets 100.0%			$1,440,768

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $35,428 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $2,064 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	120	$(83)
90-Day Eurodollar December Futures	Long	12/2007	215	(89)
90-Day Eurodollar December Futures	Short	12/2008	215	86
90-Day Eurodollar June Futures	Long	06/2007	1,020	(388)
90-Day Eurodollar June Futures	Long	06/2007	215	(99)
90-Day Eurodollar June Futures	Short	06/2008	215	94
90-Day Eurodollar March Futures	Long	03/2007	215	(102)
90-Day Eurodollar March Futures	Short	03/2008	95	42
90-Day Eurodollar September Futures	Long	09/2006	46	(52)
90-Day Eurodollar September Futures	Long	09/2007	335	(175)
90-Day Eurodollar September Futures	Short	09/2008	215	86

				$(680)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	13,300	$(152)
UBS Warburg LLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	6,400,000	1,172
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	4,900,000	30
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$29,600	266
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		15,750	266

							$1,582

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  41

Schedule of Investments (Cont.)

Floating Income Fund

March	31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$6
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	14
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	5
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,480	9
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	85
Bank of America	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	30,000	0
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	340
Barclays Bank PLC	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	17,000	359
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	12,900	(29)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	15
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(14)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	(1)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	12
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(80)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(2)
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(58)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,213	83
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	35
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	992	6
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	1,000	4
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%	10/20/2007	42,500	(97)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720)%	03/20/2008	1,000	(4)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008	600	10
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	10
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	7
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	3
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	40
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009	690	(1)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	03/20/2011	3,000	62
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290)%	03/20/2013	2,000	(57)
Deutsche Bank AG	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	26,829	638
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	(24)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	4
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	09/20/2009	300	15
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	3
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	3
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	1,007
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	44
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	87,805	1,287
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,700	48
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	13,000	5
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	25,000	0
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	(19)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	7
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	(168)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	347
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	(6)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	12
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,000	903
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	18,848	69
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,350	468
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	77
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	17,073	382
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%	03/20/2011	40,000	(377)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	8,500	(18)

42  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750)%	03/20/2008	$1,000	$(5)
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%	04/20/2009	2,000	2
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	5
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	3
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	8
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(10)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	35
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	38
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	29
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	03/20/2011	3,000	67
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310)%	03/20/2013	2,000	(59)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,100	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	31
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	08/20/2007	15,000	45
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	1
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	41,500	2,057
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,968	18
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	37,500	2,807
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	600	8
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	21,400	(34)
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	512
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	11,904	41
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	7
UBS Warburg LLC	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	29,000	75
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	20,000	(4)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(3)
Wachovia Bank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	48

						$11,215

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$109.000	05/26/2006	1,060	$262	$66
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	1,060	142	282

				$404	$348

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$3,100	$25	$3
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	15,700	61	139
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	13,600	128	13

							$214	$155

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	$50,400	$33	$81
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	58,000	38	93
Call - OTC British Telecom SP 0.200% due 06/20/2008	Morgan Stanley Dean Witter & Co.	0.450%	06/20/2008	5,500	29	29

					$100	$203

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  43

Schedule of Investments (Cont.)

Floating Income Fund

March	31, 2006

(g)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	7,689	07/2006	$117	$0	$117
Buy	CP	1,754,935	07/2006	0	0	0
Buy	CY	174,199	03/2007	0	(32)	(32)
Buy	EC	57,619	04/2006	0	(340)	(340)
Sell		213,702	04/2006	49	(498)	(449)
Sell	JY	135,467	04/2006	4	0	4
Buy		157,880	05/2006	4	0	4
Buy	KW	2,288,782	09/2006	6	0	6
Buy	MP	34,780	08/2006	0	(110)	(110)
Buy	PN	11,073	08/2006	0	(91)	(91)
Buy	PZ	10,422	05/2006	0	(47)	(47)
Buy	RP	105,312	08/2006	0	0	0
Buy	RR	93,263	09/2006	0	(7)	(7)
Buy		225,883	02/2007	85	0	85
Buy	S$	3,853	08/2006	18	0	18
Buy	SR	9,318	05/2006	0	(17)	(17)
Buy	SV	101,770	09/2006	11	0	11

				$294	$(1,142)	$(848)

44  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
BRAZIL 0.0%

Brazilian Government International Bond
5.250% due 04/15/2012		$76	$77
8.875% due 10/14/2019		500	579

Total Brazil (Cost $602)			656

CAYMAN ISLANDS (l) 0.8%

ASIF II
4.026% due 06/15/2007	C$	400	342
Cypress Tree Investment Partners I Ltd.
5.000% due 10/15/2009		$1,448	1,459
Mizuho Finance Cayman Ltd.
1.522% due 11/29/2049	JY	100,000	850
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	4,671
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	1,800	2,166
Pioneer 2002 Ltd.
10.910% due 06/15/2006		$1,000	1,008
Vita Capital Ltd.
5.880% due 01/01/2007		1,100	1,101

Total Cayman Islands (Cost $11,733)			11,597

FRANCE (l) 9.7%

France Government Bond
4.000% due 10/25/2009	EC	4,500	5,551
4.750% due 10/25/2012		100	129
4.000% due 04/25/2014		300	370
4.000% due 10/25/2014		92,900	114,525
5.500% due 04/25/2029		4,200	6,220
5.750% due 10/25/2032		10,100	15,645
4.000% due 04/25/2055		300	365

Total France (Cost $145,843)			142,805

GERMANY (l) 19.8%

Republic of Germany
4.000% due 07/04/2009	EC	300	370
5.375% due 01/04/2010		300	387
5.250% due 07/04/2010		8,700	11,244
5.250% due 01/04/2011		19,500	25,336
5.000% due 01/04/2012		700	908
5.000% due 07/04/2012		16,700	21,714
4.250% due 01/04/2014		27,340	34,274
4.250% due 07/04/2014		63,300	79,402
6.250% due 01/04/2024		9,800	15,290
6.500% due 07/04/2027		2,260	3,708
5.625% due 01/04/2028		41,800	62,396
6.250% due 01/04/2030		22,640	36,754
5.500% due 01/04/2031		300	448
4.750% due 07/04/2034		400	546

Total Germany (Cost $300,212)			292,777

ITALY (l) 0.1%

Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EC	1,000	1,248
Italy Government International Bond
3.000% due 04/15/2009		700	837

Total Italy (Cost $2,084)			2,085

JAPAN (l) 10.9%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	300	354
Japan Government Bond
0.700% due 09/20/2008	JY	1,790,000	15,178
1.600% due 09/20/2013		1,660,000	14,104
1.500% due 03/20/2014		1,520,000	12,767
1.600% due 06/20/2014		3,970,000	33,529
1.600% due 09/20/2014		1,650,000	13,918
1.500% due 03/20/2015		100,000	835
2.300% due 05/20/2030		1,347,700	11,694
2.400% due 03/20/2034		230,000	2,026
2.300% due 06/20/2035		1,490,000	12,829
2.500% due 09/20/2035		4,220,000	37,920
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,402
Xerox Credit Corp.
2.000% due 06/06/2007	JY	300,000	2,567

Total Japan (Cost $173,426)			161,123

JERSEY, CHANNEL ISLANDS (l) 0.0%

ASIF III Jersey Ltd.
2.657% due 07/17/2006	EC	600	727
SRM Investment Ltd.
2.848% due 08/26/2034		87	105

Total Jersey, Channel Islands (Cost $887)			832

MEXICO 0.2%

Pemex Project Funding Master Trust
5.750% due 12/15/2015		$2,600	2,493

Total Mexico (Cost $2,575)			2,493

NETHERLANDS (l) 0.1%

Netherlands Government Bond
4.250% due 07/15/2013	EC	400	502
3.750% due 07/15/2014		1,200	1,455

Total Netherlands (Cost $2,068)			1,957

PERU 0.1%

Peru Government International Bond
9.125% due 02/21/2012		$900	1,021

Total Peru (Cost $1,023)			1,021

RUSSIA (l) 0.2%

Gaz Capital
5.875% due 06/01/2015	EC	600	765
VTB Capital S.A.
5.250% due 09/21/2007		$1,600	1,601

Total Russia (Cost $2,354)			2,366

SOUTH AFRICA 0.1%

South Africa Government International Bond
7.375% due 04/25/2012		$900	979

Total South Africa (Cost $1,006)			979

SPAIN (l) 7.0%

Banesto Banco de Emisiones
2.864% due 10/04/2006	EC	1,000	1,212
Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006		1,200	1,454
Spain Government Bond
5.400% due 07/30/2011		20,800	27,341
6.150% due 01/31/2013		1,000	1,388
4.400% due 01/31/2015		42,000	53,249
5.750% due 07/30/2032		11,150	17,236
4.200% due 01/31/2037		900	1,124

Total Spain (Cost $102,796)			103,004

TUNISIA (l) 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$200	216
4.500% due 06/22/2020	EC	3,000	3,477

Total Tunisia (Cost $3,852)			3,693

UKRAINE (l) 0.1%

Ukraine Government International Bond
4.950% due 10/13/2015	EC	1,000	1,141

Total Ukraine (Cost $1,210)			1,141

UNITED KINGDOM (l) 4.6%

HBOS PLC
5.920% due 09/29/2049		$3,300	3,192
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007		3,500	3,502
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,400	4,212
4.000% due 03/07/2009		11,400	19,549
5.750% due 12/07/2009		3,900	7,065
4.750% due 06/07/2010		1,500	2,634
9.000% due 07/12/2011		11,900	25,046
5.000% due 03/07/2012		2,030	3,630
5.000% due 09/07/2014		35	63

Total United Kingdom (Cost $70,148)			68,893

UNITED STATES 36.4%

Asset-Backed Securities 2.3%

AAA Trust
4.705% due 11/26/2035		$3,306	3,312
Aegis Asset-Backed Securities Trust
4.701% due 11/25/2023		119	119
Amortizing Residential Collateral Trust
4.931% due 10/25/2031		10	10
4.871% due 07/25/2032		1	1
Argent Securities, Inc.
4.938% due 10/25/2035		140	140
4.918% due 11/25/2035		2,213	2,215
4.958% due 02/25/2036		394	394
Asset-Backed Funding Certificates
4.928% due 06/25/2035		161	161
4.928% due 08/25/2035		342	342
BA Master Credit Card Trust
4.869% due 06/15/2008		600	600
Bear Stearns Asset-Backed Securities, Inc.
4.988% due 12/25/2042		320	320
5.268% due 03/25/2043		13	13
Centex Home Equity
4.908% due 06/25/2035		163	163
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033		12	12
CIT Group Home Equity Loan Trust
5.108% due 03/25/2033		20	20
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		443	444
4.691% due 09/25/2035		1,755	1,756

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  45

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2006

	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	$7	$7
4.671% due 07/25/2035	107	107
4.898% due 10/25/2035	2,202	2,204
4.918% due 01/25/2036	74	74
Credit-Based Asset Servicing & Securitization
4.901% due 06/25/2032	24	24
CS First Boston Mortgage Securities Corp.
4.891% due 01/25/2032	5	5
FBR Securitization Trust
4.701% due 10/25/2035	615	615
4.701% due 12/25/2035	1,558	1,559
Finance America Mortgage Loan Trust
4.751% due 06/25/2034	10	10
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 03/25/2034	30	30
First NLC Trust
4.691% due 12/25/2035	1,278	1,279
4.701% due 02/25/2036	1,604	1,605
Fremont Home Loan Trust
4.671% due 01/25/2036	1,526	1,528
GE-WMC Mortgage Securities LLC
4.681% due 01/25/2036	1,255	1,256
GSAMP Trust
4.871% due 03/25/2034	82	82
4.681% due 03/25/2035	137	137
4.691% due 09/25/2035	136	137
4.691% due 01/25/2036	583	583
HFC Home Equity Loan Asset-Backed Certificates
4.920% due 09/20/2033	1,433	1,438
Home Equity Asset Trust
4.691% due 02/25/2036	86	86
Home Equity Mortgage Trust
4.701% due 07/25/2035	829	829
4.691% due 02/25/2036	720	720
Household Mortgage Loan Trust
4.870% due 05/20/2032	87	87
Indymac Residential Asset-Backed Trust
4.681% due 03/25/2036	837	838
Irwin Home Equity
5.101% due 06/25/2028	1	1
Long Beach Mortgage Loan Trust
4.781% due 11/25/2034	167	167
4.701% due 09/25/2035	71	71
Merrill Lynch Mortgage Investors, Inc.
4.681% due 06/25/2036	434	434
4.738% due 06/25/2036	400	400
Morgan Stanley Dean Witter Capital
4.911% due 07/25/2032	1	1
New Century Home Equity Loan Trust
4.691% due 09/25/2035	125	125
Novastar Home Equity Loan
5.141% due 01/25/2031	1	1
Option One Mortgage Loan Trust
4.479% due 11/25/2035	325	325
Park Place Securities, Inc.
4.691% due 08/25/2035	63	63
Quest Trust
5.258% due 09/25/2034	115	115
4.998% due 03/25/2035	21	21
Renaissance Home Equity Loan Trust
4.931% due 08/25/2032	6	6
5.081% due 12/25/2033	1,691	1,703
Residential Asset Mortgage Products, Inc.
4.741% due 09/25/2013	70	70
4.681% due 12/25/2025	1,283	1,284
4.721% due 04/25/2026	3	3
4.921% due 09/25/2033	20	20
4.911% due 12/25/2033	8	8
Residential Asset Securities Corp.
4.751% due 10/25/2013	341	342
4.851% due 04/25/2032	43	43
4.831% due 07/25/2032	45	45
4.450% due 01/25/2036	473	473
SACO I, Inc.
4.691% due 07/25/2035	159	160
Saxon Asset Securities Trust
4.841% due 08/25/2032	3	3
SG Mortgage Securities Trust
4.681% due 09/25/2035	542	543
Soundview Home Equity Loan Trust
4.190% due 05/25/2035	1,042	1,042
4.681% due 12/25/2035	622	622
Specialty Underwriting & Residential Finance
4.911% due 06/25/2034	1	1
Structured Asset Securities Corp.
4.779% due 05/25/2034	48	48

		33,402

Bank Loan Obligations 0.2%

Georgia-Pacific Corp.
6.575% due 12/20/2012	143	144
7.880% due 12/20/2012	2,857	2,881

		3,025

Corporate Bonds & Notes 4.8%

ASIF Global Financing
4.750% due 08/11/2006	2,700	2,700
AT&T, Inc.
4.520% due 11/14/2008	1,000	1,003
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	3,300	3,271
BellSouth Corp.
4.258% due 04/26/2021	1,100	1,099
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	600	604
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,551
CIT Group, Inc.
4.984% due 05/23/2008	3,500	3,511
CMS Energy Corp.
9.875% due 10/15/2007	400	428
8.900% due 07/15/2008	1,200	1,281
7.500% due 01/15/2009	400	414
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,403
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	401
Dominion Resources, Inc.
4.819% due 09/28/2007	700	701
El Paso Corp.
7.625% due 08/16/2007	300	307
Ford Motor Credit Co.
5.290% due 11/16/2006	700	698
5.450% due 03/21/2007	400	394
General Electric Capital Corp.
4.930% due 12/12/2008	2,500	2,501
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008	2,400	2,405
HCA, Inc.
7.125% due 06/01/2006	1,900	1,914
7.000% due 07/01/2007	1,500	1,525
HJ Heinz Co.
6.189% due 12/01/2020	6,400	6,517
HSBC Finance Corp.
6.538% due 11/13/2007	2,500	2,550
5.500% due 01/19/2016	5,500	5,383
Mirage Resorts, Inc.
7.250% due 10/15/2006	425	430
Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,300	2,497
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,200	1,277
Morgan Stanley
4.725% due 01/18/2008	900	902
Raychem Corp.
7.200% due 10/15/2008	200	207
SB Treasury Co. LLC
9.400% due 12/29/2049	5,100	5,493
Time Warner, Inc.
6.125% due 04/15/2006	3,700	3,701
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,809
Toyota Motor Credit Corp.
4.302% due 10/12/2007	6,800	6,803
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	507
5.880% due 04/15/2008	1,000	1,015

		70,603

Mortgage-Backed Securities 5.6%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,937	1,897
Banc of America Large Loan
4.949% due 11/15/2015	8	8
Banc of America Mortgage Securities
5.000% due 05/25/2034	3,888	3,737
Bear Stearns Alt-A Trust
5.068% due 07/25/2034	17	17
Citigroup Mortgage Loan Trust, Inc.
4.900% due 02/25/2036	14,657	14,433
Countrywide Alternative Loan Trust
5.028% due 05/25/2035	4,003	4,009
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	3,075	3,043
5.148% due 02/25/2035	505	507
5.158% due 02/25/2035	704	706
5.138% due 03/25/2035	5,922	5,954
5.108% due 04/25/2035	1,038	1,043
5.098% due 08/25/2034	25	25
CS First Boston Mortgage Securities Corp.
4.969% due 11/15/2019	1,998	1,999
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,502	2,469
Greenpoint Mortgage Funding Trust
4.851% due 11/25/2045	531	533
4.801% due 05/25/2045	2,474	2,486
GSR Mortgage Loan Trust
4.541% due 09/25/2035	1,277	1,249
Harborview Mortgage Loan Trust
4.940% due 02/19/2034	76	77
4.790% due 05/19/2035	5,032	5,041
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	375	373
MASTR Asset Securitization Trust
5.500% due 11/25/2017	623	610
Mellon Residential Funding Corp.
5.010% due 12/15/2030	35	35
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	841	828
Sequoia Mortgage Trust
4.870% due 08/20/2032	101	101
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	7,100	7,100
4.811% due 06/19/2035	2,793	2,796
Structured Asset Securities Corp.
4.499% due 03/25/2035	315	315
Washington Mutual, Inc.
4.851% due 12/25/2027	401	401
4.891% due 12/25/2044	1,406	1,413
4.901% due 12/25/2044	1,112	1,113
4.841% due 12/25/2045	1,261	1,264
4.811% due 04/25/2045	7,699	7,702
5.151% due 06/25/2042	1,504	1,513
4.878% due 08/25/2042	36	36

46  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		$8,035	$7,961

			82,794

Municipal Bonds & Notes 0.7%

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (b)		630	649
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		1,000	1,004
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035		1,700	1,874
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 06/15/2035		2,000	2,061
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (b)		330	336
Tacoma, Washington Regulated Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032		2,000	2,056
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		1,350	1,384
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
4.000% due 06/01/2013		850	847

			10,211

U.S. Government Agencies 18.0%

Fannie Mae
3.500% due 03/25/2009		29	28
3.718% due 05/28/2035		307	308
4.195% due 11/01/2034		8,789	8,654
4.541% due 05/25/2034		2	2
4.671% due 09/25/2035		400	400
4.691% due 04/26/2035		3,480	3,481
4.701% due 03/25/2034		117	117
4.731% due 08/25/2034		155	155
4.831% due 08/25/2030		72	72
4.985% due 12/01/2034		387	384
5.000% due 11/25/2032		4,000	3,708
5.218% due 06/25/2029		54	54
5.500% due 10/01/2028-02/01/2036 (d)		237,952	232,857
6.000% due 04/25/2043-07/25/2044 (d)		3,632	3,637
6.500% due 06/25/2044		111	113
Freddie Mac
4.403% due 09/01/2035		571	562
5.000% due 06/15/2013-12/15/2031 (d)		3,248	3,067
5.078% due 08/25/2031		145	146
5.099% due 12/15/2030		823	826
Government National Mortgage Association
6.000% due 08/20/2034		3,848	3,924
Small Business Administration
4.625% due 02/01/2025		1,134	1,072
4.754% due 08/01/2014		91	87
5.110% due 04/25/2025		2,456	2,396

			266,050

U.S. Treasury Obligations 4.8%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014		3,917	3,825
1.875% due 07/15/2015		10,196	9,808
2.000% due 01/15/2026		6,205	5,882
U.S. Treasury Bonds
8.875% due 02/15/2019		15,600	21,242
8.125% due 08/15/2019		2,300	2,985
8.125% due 05/15/2021		8,400	11,093
6.125% due 11/15/2027		500	569
6.250% due 05/15/2030		3,100	3,624
U.S. Treasury Notes
3.875% due 05/15/2010		600	579
4.500% due 02/15/2016		11,000	10,702

			70,309

Total United States (Cost $546,263)			536,394

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$32,500	0
Strike @ 4.500% Exp. 04/06/2006		30,300	0
Strike @ 4.750% Exp. 05/02/2006		62,800	0
Strike @ 4.750% Exp. 08/07/2006		90,700	30
Strike @ 4.500% Exp. 10/04/2006		34,800	8
Strike @ 4.250% Exp. 10/11/2006		30,300	2
Strike @ 4.250% Exp. 10/12/2006		23,200	2
Strike @ 4.250% Exp. 10/24/2006		95,700	8
Strike @ 4.250% Exp. 10/25/2006		14,000	1
Strike @ 5.000% Exp. 03/08/2007		270,000	941
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY130.000 Exp. 04/11/2006		100,000	1
U.S. dollar versus Eurodollar (OTC)
Strike @ EC1.065 Exp. 06/22/2006		13,845	0

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $ 95.000 Exp. 06/19/2006		1,573	69

Total Purchased Call Options (Cost $3,002)			1,062

	Notional Amount (000s)

PURCHASED PUT OPTIONS (l) 0.2%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	8,100	169
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	3,600	150
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006		13,900	1,008
Strike @ 4.250% Exp. 06/12/2006		4,100	172
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$7,600	60
Spain Government Bond (OTC) 4.400% due 01/31/2015
Strike @ EC99.000 Exp. 05/24/2006	EC	42,000	0

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $ 92.500 Exp. 12/18/2006		2,652	16
90-Day Eurodollar June Futures (CME)
Strike @ $ 95.000 Exp. 06/19/2006		1,163	640
90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 03/19/2007		1,375	9
90-Day Eurodollar September Futures (CME)
Strike @ $ 92.750 Exp. 09/18/2006		845	5
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $ 101.000 Exp. 05/26/2006		1,598	25
U.S. Treasury 10-Year Note June Futures (CBOT)
Strike @ $ 102.000 Exp. 05/26/2006		1,037	32

Total Purchased Put Options (Cost $1,199)			2,286

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 22.7%

Commercial Paper 21.0%

Bank of America Corp.
4.815% due 06/19/2006		$40,000	39,570
Carolina Power & Light Co.
4.560% due 04/21/2006		1,100	1,098
Danske Corp.
4.510% due 04/26/2006		30,400	30,312
4.710% due 06/02/2006		700	694
4.740% due 06/08/2006		1,200	1,189
4.840% due 06/27/2006		600	593
Fannie Mae
4.316% due 04/03/2006		40,400	40,400
Florida Power Corp.
4.560% due 04/24/2006		1,100	1,097
4.630% due 04/28/2006		500	498
Freddie Mac
4.650% due 04/03/2006		68,400	68,400
Rabobank USA Financial Corp.
4.830% due 04/03/2006		40,400	40,400
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		40,100	39,613

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  47

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2006

	Principal Amount (000s)	Value (000s)
Sumitomo Corp. of America
4.450% due 04/28/2006	$800	$798
4.450% due 05/01/2006	1,600	1,594
UBS Finance Delaware LLC
4.830% due 04/03/2006	1,300	1,300
4.440% due 04/10/2006	8,700	8,693
4.480% due 04/20/2006	10,300	10,278
4.505% due 04/24/2006	600	598
4.480% due 05/10/2006	13,800	13,736
4.670% due 05/23/2006	8,100	8,048
4.790% due 07/07/2006	1,800	1,776

		310,685

Repurchase Agreement 0.2%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.750% due 03/31/2011 valued at $2,777. Repurchase proceeds are $2,701.)	2,700	2,700

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $2,833. Repurchase proceeds are $2,777.)	2,776	2,776

U.S. Treasury Bills 1.3%

4.495% due 06/01/2006-06/15/2006 (d)(e)(f)	18,895	18,708

Total Short-Term Instruments (Cost $334,925)		334,869

Total Investments (a) 113.3% (Cost $1,707,208)		$1,672,033

Written Options (i) (0.2%) (Premiums $4,036)		(2,657)

Other Assets and Liabilities (Net) (13.1%)		(193,044)

Net Assets 100.0%		$1,476,332

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $31,968 were valued with reference to securities whose prices are more readily obtainable.
(b)	Residual Interest bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $2,227 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $11,035 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	560	$(112)
90-Day Eurodollar September Futures	Long	09/2006	4,312	(3,606)
Euro-Bobl 5-Year Note June Futures Put Option Strike @ EC108.250	Long	06/2006	900	11
Euro-Bobl 5-Year Note June Futures	Long	06/2006	1,071	(682)
Euro-Bund 10-Year Note June Futures Put Option Strike @ EC113.000	Long	06/2006	283	3
Euro-Bund 10-Year Note June Futures	Long	06/2006	223	(383)
Japan Government 10-Year Note June Futures	Long	06/2006	262	(2,711)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	1,598	(1,084)
U.S. Treasury 10-Year NoteJune Futures	Long	06/2006	1,133	(1,319)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	173	(581)

				$(10,464)

(g)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$54,600	$(6)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	22,000	(2)

		$(8)

48  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(h)	Swap agreements outstanding on March 31, 2006:

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$500	$9
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	50
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	10
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	11
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	12
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	2,200	(113)

						$(21)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	12/15/2010	A$	60,000	$(531)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	519
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	127,300	(457)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		4,000	67
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,500	79
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		101,900	(369)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2015		4,800	(66)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		5,500	202
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	(3)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,400	(24)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,200	(44)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		500	(19)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(1)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		6,900	(200)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(106)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,100	(9)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(246)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	(4)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	46
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2011		97,000	491
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,300	(81)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	28
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	1
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,500	(79)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,700	433
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		104,700	1,137
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,000	83
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	(5)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,300	166
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		9,800	380
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,900	(315)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	(619)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,000	(119)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	(3)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		8,900	440
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		44,600	2,739
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		23,900	(881)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	(8)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	48
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	244
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,255,000	234
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		8,300,000	723
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		10,900,000	1,995
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,530,000	406
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		4,700,000	329
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,110,000	395
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  49

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March	31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013	JY	2,860,000	$374
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$78,000	120
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		141,500	(1,493)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		9,100	224
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		16,800	224
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,500	27
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,900	162
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,500	(25)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011		65,400	700
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		18,600	(134)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		142,700	1,844
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		153,600	3,255
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		176,700	(35)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		9,800	131
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		110,800	2,008
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,000	(59)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		18,900	(716)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		18,000	369
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,500	30
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		8,400	(89)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		46,300	660
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		6,400	85
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	(28)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		38,000	775
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		2,000	53

							$15,445

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	1,573	$607	$118
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	1,163	179	320

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$7,600	56	20

					$842	$458

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$8,100	$150	$249
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	33,000	314	261
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	6,000	44	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	106	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	13,000	98	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	39,000	319	37
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	13,000	97	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	6,000	42	2
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	11,300	44	100
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	10,000	73	2
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	8,100	153	248
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	8,000	60	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	6,000	72	4
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	12,000	64	64
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	11,600	224	476
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	9,000	100	71
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	27,000	166	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	41,000	301	12
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	76,000	688	602

							$3,175	$2,137

50  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	$19,600	$9	$31
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	19,600	10	31

					$19	$62

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$607	$604	0.04%

(k)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	04/12/2036	$136,300	$133,556	$133,063
U.S. Treasury Note	3.000%	02/15/2009	100	95	96
U.S. Treasury Note	3.375%	09/15/2009	300	287	287
U.S. Treasury Note	4.250%	11/15/2014	2,000	1,912	1,952
U.S. Treasury Note	4.125%	05/15/2015	5,500	5,252	5,287

				$141,102	$140,685

*	Market value includes $129 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	31,070	04/2006	$12	$(553)	$(541)
Sell		29,122	04/2006	240	0	240
Buy		24,704	05/2006	9	(139)	(130)
Buy	BP	2,407	04/2006	0	(50)	(50)
Buy		45,061	05/2006	0	(735)	(735)
Sell		318	05/2006	6	0	6
Buy	BR	780	07/2006	13	0	13
Sell		2,453	07/2006	30	0	30
Buy		1,691	08/2006	0	(14)	(14)
Buy	C$	50,483	05/2006	3	(89)	(86)
Buy	CP	77,200	07/2006	0	0	0
Buy		402,000	08/2006	8	0	8
Buy	CY	16,478	03/2007	0	(7)	(7)
Buy	DK	92,788	06/2006	130	0	130
Buy	EC	315,010	04/2006	41	(1,947)	(1,906)
Sell		14,417	04/2006	40	(72)	(32)
Buy	JY	2,157,600	04/2006	2	(87)	(85)
Sell		1,301,406	04/2006	17	(9)	8
Buy		52,133,841	05/2006	3	(1,195)	(1,192)
Buy	KW	3,727,668	08/2006	1	(8)	(7)
Buy	N$	21,172	04/2006	61	0	61
Sell		20,593	04/2006	550	0	550
Sell		21,229	05/2006	0	(80)	(80)
Buy	PN	491	08/2006	0	(4)	(4)
Buy		2,344	09/2006	0	(10)	(10)
Buy	PZ	6,185	05/2006	0	(28)	(28)
Sell		5,795	05/2006	40	0	40
Buy	RP	5,506	08/2006	0	0	0
Buy		1,310	09/2006	0	0	0
Buy	S$	482	04/2006	3	0	3
Buy		277	08/2006	1	0	1
Buy		219	09/2006	1	0	1
Buy	SK	112,752	06/2006	128	0	128
Buy	SR	8,983	08/2006	0	(16)	(16)
Buy	T$	15,444	08/2006	0	(3)	(3)
Sell		1,559	09/2006	0	0	0

				$1,339	$(5,046)	$(3,707)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  51

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
AUSTRALIA (m) 0.1%

Australia Government Bond
8.750% due 08/15/2008	A$	600	$462
Homeside Mortgage Securities Trust
4.791% due 01/20/2027		$305	302
Medallion Trust
4.798% due 07/12/2031		906	907
Torrens Trust
5.009% due 07/15/2031		367	367

Total Australia (Cost $2,038)			2,038

AUSTRIA (m) 0.7%

Austria Government Bond
5.000% due 07/15/2012	EC	12,700	16,517

Total Austria (Cost $13,865)			16,517

BELGIUM (m) 0.6%

Belgium Government Bond
7.500% due 07/29/2008	EC	10,500	13,881

Total Belgium (Cost $10,141)			13,881

BRAZIL 0.5%

Brazilian Government International Bond
5.250% due 04/15/2009		$4,653	4,655
5.250% due 04/15/2012		382	383
10.500% due 07/14/2014		4,000	4,990
8.875% due 10/14/2019		1,000	1,158

Total Brazil (Cost $10,871)			11,186

CANADA (m) 0.1%

Rogers Wireless, Inc.
7.625% due 12/15/2011	C$	2,100	1,935

Total Canada (Cost $1,760)			1,935

CAYMAN ISLANDS (m) 1.1%

Cypress Tree Investment Partners I Ltd.
5.000% due 10/15/2009		$965	973
Mizuho Finance Cayman Ltd.
1.581% due 11/29/2049	JY	300,000	2,550
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,633
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	3,300	3,972
Pioneer 2002 Ltd.
10.910% due 06/15/2006		$2,100	2,117
Pylon Ltd.
6.604% due 12/22/2008	EC	1,350	1,656
SHL Corp. Ltd.
0.811% due 12/25/2024	JY	20,176	171
Vita Capital Ltd.
6.340% due 01/01/2007		$3,900	3,904

Total Cayman Islands (Cost $26,393)			25,976

DENMARK (m) 0.0%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DK	1,546	263
Nykredit Realkredit A/S
6.000% due 10/01/2029		2,338	398

Total Denmark (Cost $427)			661

FRANCE (m) 12.4%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,394
France Government Bond
7.250% due 04/25/2006		7,000	8,503
5.250% due 04/25/2008		26,800	33,695
4.000% due 04/25/2009		8,050	9,914
4.000% due 10/25/2009		30,070	37,090
4.000% due 04/25/2014		39,700	48,972
4.000% due 10/25/2014		111,700	137,701
6.000% due 10/25/2025		3,400	5,234
5.750% due 10/25/2032		10,300	15,955
4.750% due 04/25/2035		1,100	1,496
4.000% due 04/25/2055		600	731

Total France (Cost $284,802)			300,685

GERMANY (m) 25.2%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,377
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,089
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	545
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,778
Republic of Germany
4.000% due 07/04/2009		2,900	3,572
5.375% due 01/04/2010		4,100	5,289
5.250% due 07/04/2010		33,500	43,294
5.250% due 01/04/2011		28,400	36,899
5.000% due 07/04/2011		100	129
5.000% due 01/04/2012		10,000	12,969
4.250% due 01/04/2014		63,452	79,545
4.250% due 07/04/2014		116,100	145,633
6.250% due 01/04/2024		7,600	11,857
6.500% due 07/04/2027		95,560	156,799
5.625% due 01/04/2028		39,370	58,769
6.250% due 01/04/2030		10,750	17,452
5.500% due 01/04/2031		15,400	22,986
4.750% due 07/04/2034		4,300	5,868

Total Germany (Cost $589,561)			610,850

IRELAND (m) 0.2%

Celtic Residential Irish Mortgage Securitisation
2.862% due 06/13/2035	EC	1,903	2,315
Emerald Mortgages PLC
2.893% due 10/22/2035		504	613
2.893% due 04/30/2028		1,914	2,311

Total Ireland (Cost $4,544)			5,239

ITALY (m) 0.4%

Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2010	EC	1,700	2,225
5.250% due 08/01/2011		3,400	4,443
Siena Mortgages SpA
2.843% due 02/28/2037		1,040	1,261

Total Italy (Cost $7,947)			7,929

JAPAN (m) 13.1%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	300	354
Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,683
Japan Government Bond
0.700% due 09/20/2008	JY	2,980,000	25,269
1.500% due 03/20/2014		6,810,000	57,200
1.600% due 06/20/2014		8,010,000	67,648
1.600% due 09/20/2014		5,710,000	48,164
2.300% due 05/20/2030		700,300	6,077
2.400% due 03/20/2034		2,140,000	18,848
2.300% due 06/20/2035		5,180,000	44,600
2.500% due 09/20/2035		4,060,000	36,482
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,541
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	1,263

Total Japan (Cost $343,011)			318,129

JERSEY, CHANNEL ISLANDS (m) 0.2%

Haus Ltd.
2.931% due 12/14/2037	EC	4,877	5,538
Lloyds TSB Capital
7.375% due 02/07/2049		500	703
SRM Investment Ltd.
2.848% due 08/26/2034		434	527

Total Jersey, Channel Islands (Cost $5,629)			6,768

MEXICO 0.3%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,089
9.375% due 12/02/2008		1,290	1,409
5.750% due 12/15/2015		2,100	2,013
6.625% due 06/15/2035		3,400	3,289

Total Mexico (Cost $7,725)			7,800

NETHERLANDS (m) 0.4%

Delphinus BV
2.804% due 04/25/2093	EC	1,500	1,778
Dutch Mortgage Portfolio Loans BV
2.854% due 11/20/2035		1,445	1,759
Dutch Mortgage-Backed Securities BV
2.767% due 10/02/2079		3,000	3,643
Holland Euro-Denominated Mortgage-Backed Series
2.778% due 04/18/2012		1,090	1,304
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,032

Total Netherlands (Cost $12,028)			11,516

NEW ZEALAND (m) 0.1%

New Zealand Government Bond
4.500% due 02/15/2016	N$	2,006	1,676

Total New Zealand (Cost $1,229)			1,676

PERU 0.1%

Peru Government International Bond
9.125% due 01/15/2008		$2,000	2,110

Total Peru (Cost $2,135)			2,110

RUSSIA (m) 0.2%

Gaz Capital
5.875% due 06/01/2015	EC	700	893

52  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
VTB Capital S.A.
5.680% due 09/21/2007		$3,800	$3,803

Total Russia (Cost $4,679)			4,696

SPAIN (m) 3.0%

Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006	EC	2,600	3,150
Hipotebansa Mortgage Securitization Fund
2.663% due 07/18/2022		1,259	1,459
Spain Government Bond
5.150% due 07/30/2009		37,730	48,117
5.350% due 10/31/2011		11,100	14,589
4.200% due 07/30/2013		2,200	2,746
4.200% due 01/31/2037		2,300	2,874

Total Spain (Cost $59,157)			72,935

TUNISIA (m) 0.2%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	284
7.375% due 04/25/2012		200	216
4.500% due 06/22/2020	EC	4,600	5,332

Total Tunisia (Cost $6,076)			5,832

UNITED KINGDOM (m) 4.3%

Bauhaus Securities Ltd.
2.854% due 10/30/2052	EC	2,940	3,572
Dolerite Funding PLC
5.050% due 08/20/2032		$731	731
HBOS PLC
5.920% due 09/29/2049		5,900	5,706
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		6,500	6,504
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,599
4.000% due 03/07/2009		14,900	25,551
5.000% due 03/07/2012		12,830	22,942
8.000% due 09/27/2013		14,100	30,034

Total United Kingdom (Cost $106,245)			103,639

UNITED STATES (m) 29.1%

Asset-Backed Securities 1.7%

Amresco Residential Securities Mortgage Loan Trust
5.758% due 06/25/2029		$708	708
Argent Securities, Inc.
4.918% due 11/25/2035		4,197	4,200
BA Master Credit Card Trust
4.869% due 06/15/2008		1,200	1,201
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032		107	107
5.218% due 10/25/2032		231	232
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		443	444
4.928% due 09/25/2035		1,755	1,756
Conseco Finance
5.119% due 10/15/2031		96	96
Countrywide Asset-Backed Certificates
4.908% due 07/25/2035		250	250
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		151	151
EQCC Home Equity Loan Trust
5.026% due 03/20/2030		35	35
FBR Securitization Trust
4.938% due 10/25/2035		1,230	1,231
4.938% due 12/25/2035		2,727	2,728
First Alliance Mortgage Loan Trust
5.006% due 12/20/2027		34	34
First NLC Trust
4.928% due 12/25/2035		2,405	2,407
4.938% due 02/25/2036		2,831	2,833
Fremont Home Loan Trust
4.908% due 01/25/2036		3,392	3,395
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036		2,420	2,422
GSAMP Trust
4.928% due 01/25/2036		1,166	1,166
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,296	1,297
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		1,488	1,489
Irwin Home Equity
5.338% due 06/25/2028		30	30
Mesa Trust Asset-Backed Certificates
5.218% due 11/25/2031		810	814
New Century Home Equity Loan Trust
4.908% due 07/25/2035		1,447	1,448
Nissan Auto Lease Trust
2.900% due 08/15/2007		592	589
Novastar Home Equity Loan
5.378% due 01/25/2031		6	6
Quest Trust
5.378% due 06/25/2034		1,626	1,631
Residential Asset Securities Corp.
4.918% due 10/25/2028		1,596	1,597
5.068% due 07/25/2032		852	853
4.450% due 01/25/2036		945	946
SG Mortgage Securities Trust
4.918% due 09/25/2035		1,007	1,008
Soundview Home Equity Loan Trust
4.190% due 05/25/2035		1,809	1,810
4.918% due 12/25/2035		1,154	1,155

			40,069

Bank Loan Obligations 0.2%

Georgia-Pacific Corp.
6.726% due 12/20/2012		238	240
6.880% due 12/20/2012		4,762	4,801

			5,041

Corporate Bonds & Notes 3.3%

AT&T, Inc.
4.951% due 11/14/2008		500	501
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		6,500	6,444
BellSouth Corp.
4.258% due 04/26/2021		2,200	2,199
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		900	906
CMS Energy Corp.
8.900% due 07/15/2008		1,100	1,174
El Paso Corp.
7.625% due 08/16/2007		500	511
Ford Motor Credit Co.
5.700% due 11/16/2006		3,300	3,291
General Electric Capital Corp.
4.930% due 12/12/2008		4,800	4,803
Genworth Financial, Inc.
1.600% due 06/20/2011	JY	520,000	4,342
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008		$4,600	4,609
HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,692
JPMorgan Chase & Co.
6.805% due 02/15/2012		4,670	4,691
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	405
Mizuho JGB Investment LLC
9.870% due 06/30/2049		1,200	1,303
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,489
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (k)		15,100	15,100
SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,105
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,841
Toyota Motor Credit Corp.
4.719% due 10/12/2007		11,800	11,804
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	507

			79,717

Mortgage-Backed Securities 3.5%

Banc of America Mortgage Securities
5.000% due 05/25/2034		6,221	5,979
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		19,807	19,505
4.900% due 12/25/2035		1,169	1,165
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,036
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 03/25/2035		136	136
CS First Boston Mortgage Securities Corp.
4.969% due 11/15/2019		1,688	1,689
4.938% due 12/15/2040		678	672
5.708% due 05/25/2032		120	120
5.368% due 08/25/2033		940	944
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,058	4,004
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		1,063	1,065
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,463	2,408
Impac CMB Trust
5.218% due 07/25/2033		282	282
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,572
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		657	652
MASTR Asset Securitization Trust
5.500% due 11/25/2017		1,133	1,109
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025		1,146	1,151
Residential Funding Mortgage Security
6.500% due 03/25/2032		534	534
Washington Mutual, Inc.
5.129% due 10/25/2032		613	609
5.088% due 12/25/2027		6,320	6,319
5.128% due 12/25/2044		3,682	3,700
5.078% due 12/25/2045		2,329	2,334
4.597% due 02/27/2034		1,755	1,723
4.814% due 05/25/2041		111	111
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		14,682	14,546

			84,365

Municipal Bonds & Notes 2.2%

California State Economic Recovery Revenue Notes, (MAIA Insured), Series 2004
5.000% due 07/01/2012		3,900	4,166
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 07/01/2013		3,500	3,793
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 01/01/2011		3,000	3,203
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	319

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  53

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Principal Amount (000s)	Value (000s)
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (d)	$830	$859
Chicago, Illinois Water Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	200	212
De Kalb, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035	1,500	1,550
Detroit, Michigan Sewer Disposal Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2010	5,100	5,360
Detroit, Michigan Water Supply System Revenue Notes, (MBIA Insured), Series 1997
5.750% due 07/01/2012	200	221
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,269
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,400	2,618
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	827
Hawaii State General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 08/01/2011	1,300	1,406
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,500	1,547
Illinois State Regional Transportation Authority Revenue Notes, (FSA Insured), Series 1999
5.750% due 06/01/2014	300	337
Indiana State Transportation Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,062
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2001
5.300% due 06/01/2025	3,105	3,312
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	1,800	1,807
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,100	3,418
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, FSA Insured), Series 2003
5.000% due 10/01/2011	800	855
Louisiana State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,518
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, MBIA Insured), Series 2001
5.000% due 05/15/2036	200	208
Lower Colorado River, Texas Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	424
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	549
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	433
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2010	310	324
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2034	625	642
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,147
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (d)	600	611
New York State Tobacco Settlement Financing Corporation Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,613
5.500% due 06/01/2014	300	315
5.500% due 06/01/2017	600	640
Oklahoma State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,060
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	206

		53,831

	Shares

Preferred Stock 0.3%

DG Funding Trust
6.777% due 12/31/2049	640	6,790

	Principal Amount (000s)

U.S. Government Agencies 10.6%

Fannie Mae
4.194% due 11/01/2034	$14,502	14,279
4.500% due 06/01/2020	36	35
4.858% due 07/25/2035	815	815
4.938% due 03/25/2034	742	743
4.970% due 12/01/2034	2,709	2,691
5.000% due 11/25/2032-05/11/2036 (b)	32,644	30,937
5.500% due 11/01/2028-10/01/2035 (b)	124,185	121,500
5.598% due 08/01/2023	250	255
5.766% due 04/01/2032	206	204
5.880% due 12/01/2030	80	83
6.000% due 04/25/2043-07/25/2044 (b)	6,126	6,135
6.040% due 11/01/2022	55	57
6.450% due 01/01/2023	64	65
6.500% due 02/01/2026-11/01/2034 (b)	2,396	2,451
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,200
Freddie Mac
4.403% due 09/01/2035	1,237	1,217
4.818% due 10/25/2044	18,216	18,331
5.000% due 12/15/2031-08/15/2035 (b)	8,386	7,501
5.099% due 12/15/2030	1,456	1,461
5.216% due 06/01/2022	423	431
9.050% due 06/15/2019	8	8
Government National Mortgage Association
4.375% due 05/20/2022-05/20/2030 (b)	2,762	2,776
4.750% due 07/20/2022-08/20/2027 (b)	1,023	1,031
5.125% due 11/20/2021-11/20/2030 (b)	440	443
6.000% due 08/20/2034	5,953	6,071
Small Business Administration
5.980% due 11/01/2022	6,343	6,488
6.344% due 08/10/2011	2,458	2,524
6.640% due 02/10/2011	1,196	1,236
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,115
5.880% due 04/01/2036	8,145	8,754
5.980% due 04/01/2036	1,855	2,027

		257,864

U.S. Treasury Obligations 7.3%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	323	315
2.000% due 07/15/2014	8,536	8,328
1.625% due 01/15/2015	1,040	982
1.875% due 07/15/2015	2,757	2,653
2.000% due 01/15/2026	15,013	14,232
3.625% due 04/15/2028	1,216	1,495
U.S. Treasury Bonds
8.750% due 05/15/2017	8,900	11,749
8.875% due 02/15/2019	16,100	21,922
8.125% due 08/15/2019	50,100	65,028
8.125% due 05/15/2021	13,800	18,224
6.625% due 02/15/2027	6,000	7,197
6.125% due 11/15/2027	500	569
6.250% due 05/15/2030	4,300	5,027
U.S. Treasury Note
4.500% due 02/15/2016	20,800	20,236

		177,957

Total United States (Cost $712,971)		705,634

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	$58,100	0
Strike @ 4.500% Exp. 04/06/2006	53,600	0
Strike @ 4.750% Exp. 05/02/2006	146,400	0
Strike @ 4.750% Exp. 08/07/2006	100,000	34
Strike @ 4.500% Exp. 10/04/2006	62,500	14
Strike @ 4.250% Exp. 10/11/2006	84,900	5
Strike @ 4.250% Exp. 10/12/2006	44,100	3

54  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Notional Amount (000s)		Value (000s)
Strike @ 4.500% Exp. 10/18/2006		$55,800	$16
Strike @ 4.250% Exp. 10/19/2006		23,000	2
Strike @ 4.250% Exp. 10/24/2006		7,000	1
Strike @ 4.250% Exp. 10/25/2006		104,100	9
Strike @ 4.800% Exp. 12/22/2006		76,600	120
Strike @ 5.000% Exp. 03/08/2007		695,000	2,422
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0
Strike @ 5.750% Exp. 04/27/2009		9,700	844

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		3,855	169

Total Purchased Call Options (Cost $7,468)			3,639

	Notional Amount (000s)

PURCHASED PUT OPTIONS (m) 0.2%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	18,000	375
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	7,000	291
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$9,700	366
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006	BP	23,300	1,693
Strike @ 4.250% Exp. 06/12/2006		10,400	433
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$13,100	103

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		5,186	32
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		2,769	1,523
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,483	9
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		1,530	9
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $100.500 Exp. 05/26/2006		3,094	48

Total Purchased Put Options (Cost $2,920)			4,882

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 20.2%

Commercial Paper 17.2%

ANZ National (Int’l) Ltd.
4.835% due 06/22/2006		$50,000	49,441
Carolina Power & Light Co.
4.560% due 04/21/2006		2,100	2,095
Danske Corp.
4.840% due 06/27/2006		200	198
Dexia Delaware LLC
4.850% due 06/27/2006		65,000	64,229
Fannie Mae
4.316% due 04/03/2006		27,600	27,600
Florida Power Corp.
4.560% due 04/24/2006		2,100	2,095
4.630% due 04/28/2006		900	897
Freddie Mac
4.650% due 04/03/2006		44,000	44,000
Rabobank USA Financial Corp.
4.830% due 04/03/2006		66,800	66,800
Sumitomo Corp. of America
4.450% due 04/28/2006		2,000	1,994
4.450% due 05/01/2006		2,900	2,890
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		67,200	67,182
UBS Finance Delaware LLC
4.830% due 04/03/2006		15,700	15,700
4.480% due 04/20/2006		19,200	19,159
4.505% due 04/24/2006		16,700	16,656
4.670% due 05/23/2006		22,000	21,857
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		13,500	13,488

			416,281

Tri-Party Repurchase Agreement 0.4%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $10,928. Repurchase proceeds are $10,716.)		10,712	10,712

U.S. Treasury Bills 2.6%

4.498% due 06/01/2006-06/15/2006 (b)(e)(f)(g)		62,285	61,671

Total Short-Term Instruments (Cost $488,772)			488,664

Total Investments (a) 112.8% (Cost $2,712,394)			$2,734,817

Written Options (i) (0.2%) (Premiums $9,246)			(5,846)

Other Assets and Liabilities (Net) (12.6%)			(304,863)

Net Assets 100.0%			$2,424,108

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $74,882 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Residual Interest bond.
(e)	Securities with an aggregate market value of $14,111 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $1,485 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Securities with an aggregate market value of $17,918 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	714	$(143)
90-Day Eurodollar September Futures	Long	09/2006	7,000	(5,797)
Euro-Bund 10-Year Note June Futures	Long	06/2006	1,406	(2,466)
Japan Government 10-Year Note June Futures	Long	06/2006	443	(4,314)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	3,038	(3,741)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,512	(3,202)

				$(19,663)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  55

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$(164)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(25)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(198)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	68
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	246,000	(884)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		3,200	54
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2025		18,100	305
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		179,000	(654)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(66)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		11,300	(51)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,200	(25)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		9,900	(39)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(225)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,300	81
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(41)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	(64)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	17,000	(343)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(7)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(106)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	(22)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(102)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	(47)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	56
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		5,400	(338)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	50
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	523
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	1,307
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,200	(76)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		50,400	918
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	182
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		51,500	441
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	(60)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	336
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	5,226
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		12,700	493
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		7,700	(495)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	(14)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	(40)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	2,075
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	5,549
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		28,800	(1,056)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	1,362
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	61
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006	H$	117,000	(53)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,795,000	335
Deutsche Bank AG	6-month JY-LIBOR	Receive	1.500%	06/15/2015		4,160,000	313
Goldman Sachs & Co.	6-month JY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	(605)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	287
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	697
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		15,670,000	2,935
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	50
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(320)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		3,300,000	875
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	22
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		11,620,000	(200)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,920,000	1,040
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		2,160,000	11
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	97
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		72,400	970
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		24,900	594
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		19,100	255
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	118

56  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$1,500	$(25)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011	117,900	1,261
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	268,600	(1,728)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	157,200	1,956
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	233,400	5,342
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	284,000	84
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	302,800	4,035
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	77,700	1,409
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	9,900	(99)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	32,000	(1,213)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	30,200	619
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	8,400	71
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	92,700	(560)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	10,600	(135)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	53,100	927
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	18,100	(42)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011	30,400	405
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	6,600	(37)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	73,200	1,493
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	18,000	475

						$35,604

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$26
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	15,872	80
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	10
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	11
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	10
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	15
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,976	18
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	26
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	4,600	(236)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	3,855	$1,541	$289
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	2,769	419	761

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$13,100	94	36

					$2,054	$1,086

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  57

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$11,300	$209	$346
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	10,000	70	3
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	85,000	808	673
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	10,000	73	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	17,000	200	11
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006	2,900	38	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	23,000	174	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	43,000	352	41
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	36,400	272	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	46,000	325	14
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	25,300	99	225
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	19,000	138	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	24,000	239	21
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.480%	04/03/2006	10,000	297	33
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	11,300	214	346
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	15,000	112	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	107	6
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	32,800	431	128
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	17,500	93	93
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	24,000	462	985
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	25,000	277	198
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	63,000	387	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	3,000	22	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	187,000	1,691	1,481

							$7,150	$4,620

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	$43,800	$20	$70
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	43,800	22	70

					$42	$140

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$76,100	$(9)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	28,000	(5)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	25,000	0

		$(14)

(k)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Percentage of Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$911	$906	0.04%
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	15,100	15,100	0.62

				$16,011	$16,006	0.66%

58  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(l)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	04/12/2036	$24,300	$23,818	$23,723
U.S. Treasury Note	3.000%	02/15/2009	16,300	15,521	15,591
U.S. Treasury Note	5.500%	05/15/2009	13,500	13,774	14,077
U.S. Treasury Note	3.375%	09/15/2009	124,500	119,272	119,246
U.S. Treasury Note	4.000%	04/15/2010	25,000	24,298	24,724
U.S. Treasury Note	4.250%	11/15/2013	49,500	47,770	48,390
U.S. Treasury Note	4.250%	11/15/2014	25,100	24,300	24,455
U.S. Treasury Note	4.000%	02/15/2015	7,600	7,219	7,178
U.S. Treasury Note	4.500%	11/15/2015	123,900	121,334	122,642

				$397,306	$400,026

*	Market value includes $4,953 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	47,983	04/2006	$24	$(881)	$(857)
Sell		56,846	04/2006	477	0	477
Buy		41,081	05/2006	17	(138)	(121)
Buy	BP	886	05/2006	0	(5)	(5)
Sell		51,819	05/2006	888	(2)	886
Buy	BR	1,290	07/2006	21	0	21
Sell		2,129	07/2006	26	0	26
Buy		894	08/2006	0	(7)	(7)
Sell	C$	629	05/2006	0	0	0
Buy	CP	203,300	07/2006	0	0	0
Buy		296,000	08/2006	6	0	6
Buy	CY	33,886	03/2007	0	(16)	(16)
Sell	DK	9,802	06/2006	0	(15)	(15)
Buy	EC	23,371	04/2006	82	(16)	66
Sell		683,775	04/2006	4,025	0	4,025
Sell		1,535	06/2006	10	0	10
Buy	JY	4,364,487	04/2006	0	(347)	(347)
Sell		2,027,254	04/2006	141	0	141
Buy		851,478	05/2006	0	(37)	(37)
Sell		28,223,349	05/2006	263	(1,282)	(1,019)
Buy	KW	642,500	04/2006	6	0	6
Buy		5,133,125	08/2006	0	(21)	(21)
Buy		1,033,648	09/2006	3	0	3
Buy	MP	7,900	08/2006	0	(25)	(25)
Buy		3,069	09/2006	0	(7)	(7)
Buy	N$	40,394	04/2006	117	0	117
Sell		42,252	04/2006	1,136	0	1,136
Sell		40,503	05/2006	0	(153)	(153)
Buy	PN	1,203	05/2006	0	(10)	(10)
Buy		1,828	08/2006	0	(15)	(15)
Buy		1,882	09/2006	0	(8)	(8)
Buy	PZ	2,586	05/2006	0	(12)	(12)
Sell		3,869	05/2006	26	0	26
Buy		1,767	09/2006	0	(3)	(3)
Buy	RP	21,887	08/2006	0	0	0
Buy	RR	9,589	07/2006	4	0	4
Buy		22,017	08/2006	12	0	12
Buy	S$	485	07/2006	1	0	1
Buy		1,055	08/2006	5	0	5
Buy	SV	8,954	08/2006	5	0	5
Buy		19,336	09/2006	2	0	2
Buy	T$	94,120	08/2006	0	(20)	(20)
Sell		69,047	09/2006	8	0	8

				$7,305	$(3,020)	$4,285

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  59

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%

Homeside Mortgage Securities Trust
4.791% due 01/20/2027		$32	$31
Medallion Trust
4.798% due 07/12/2031		154	154
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026		7	7
Torrens Trust
5.009% due 07/15/2031		54	54

Total Australia (Cost $246)			246

BELGIUM (j) 0.2%

Belgium Government Bond
7.500% due 07/29/2008	EC	250	331

Total Belgium (Cost $241)			331

BRAZIL 0.4%

Brazilian Government International Bond
5.250% due 04/15/2009		$329	330
10.500% due 07/14/2014		500	624

Total Brazil (Cost $896)			954

CANADA (j) 0.1%

Rogers Wireless, Inc.
7.625% due 12/15/2011	C$	300	276

Total Canada (Cost $251)			276

CAYMAN ISLANDS (j) 0.7%

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$800	795
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	300	361
SHL Corp. Ltd.
0.811% due 12/25/2024	JY	1,327	11
Vita Capital Ltd.
6.340% due 01/01/2007		$400	400

Total Cayman Islands (Cost $1,568)			1,567

DENMARK (j) 0.0%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DK	57	10
Nykredit Realkredit A/S
6.000% due 10/01/2029		329	56

Total Denmark (Cost $42)			66

FRANCE (j) 7.9%

Axa S.A.
3.750% due 01/01/2017	EC	50	84
France Government Bond
4.000% due 10/25/2009		2,260	2,788
4.000% due 04/25/2014		9,300	11,472
4.000% due 10/25/2014		700	863
5.750% due 10/25/2032		1,300	2,014
4.750% due 04/25/2035		100	136

Total France (Cost $17,772)			17,357

GERMANY (j) 19.4%

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EC	90	112
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	261
Republic of Germany
4.000% due 07/04/2009		100	123
3.500% due 10/09/2009		1,000	1,213
5.250% due 07/04/2010		1,300	1,680
5.250% due 01/04/2011		6,600	8,575
5.000% due 01/04/2012		100	130
4.250% due 01/04/2014		3,800	4,764
4.250% due 07/04/2014		6,900	8,655
6.250% due 01/04/2024		600	936
6.500% due 07/04/2027		4,340	7,121
5.625% due 01/04/2028		4,740	7,076
6.250% due 01/04/2030		400	649
4.750% due 07/04/2034		700	955

Total Germany (Cost $43,022)			42,250

IRELAND (j) 0.1%

Emerald Mortgages PLC
2.893% due 10/22/2035	EC	63	77
Lusitano Mortgages PLC
2.981% due 12/15/2035		142	168

Total Ireland (Cost $229)			245

ITALY (j) 1.8%

Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EC	1,280	1,597
5.500% due 11/01/2010		400	524
Siena Mortgages SpA
2.934% due 12/16/2038		1,497	1,822

Total Italy (Cost $3,951)			3,943

JAPAN (j) 11.5%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	200	236
Japan Government Bond
0.700% due 09/20/2008	JY	310,000	2,629
1.400% due 09/20/2011		270,000	2,299
1.500% due 03/20/2014		250,000	2,100
1.600% due 06/20/2014		600,000	5,067
1.600% due 09/20/2014		490,000	4,133
2.300% due 05/20/2030		40,000	347
2.400% due 03/20/2034		160,000	1,409
2.300% due 06/20/2035		260,000	2,239
2.500% due 09/20/2035		440,000	3,954
Resona Bank Ltd.
5.850% due 09/29/2049		$500	486
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	97

Total Japan (Cost $26,798)			24,996

JERSEY, CHANNEL ISLANDS (j) 0.4%

Haus Ltd.
2.931% due 12/14/2037	EC	778	884

Total Jersey, Channel Islands (Cost $752)			884

MEXICO 0.2%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$140	147
9.375% due 12/02/2008		190	208
5.750% due 12/15/2015		100	96

Total Mexico (Cost $425)			451

NETHERLANDS (j) 1.6%

Delphinus BV
2.934% due 11/28/2031	EC	500	611
2.804% due 04/25/2093		500	593
3.009% due 06/25/2066		279	339
Dutch Mortgage-Backed Securities BV
2.767% due 10/02/2079		1,000	1,214
Holland Euro-Denominated Mortgage-Backed Series
2.778% due 04/18/2012		156	186
Netherlands Government Bond
5.000% due 07/15/2011		200	259
3.750% due 07/15/2014		200	243

Total Netherlands (Cost $3,535)			3,445

PERU 0.1%

Peru Government International Bond
9.125% due 01/15/2008		$100	105
9.125% due 02/21/2012		100	113

Total Peru (Cost $221)			218

RUSSIA 0.1%

VTB Capital S.A.
5.680% due 09/21/2007		$200	200

Total Russia (Cost $200)			200

SPAIN (j) 1.5%

Hipotebansa Mortgage Securitization Fund
2.663% due 07/18/2022	EC	233	270
Spain Government Bond
5.150% due 07/30/2009		1,990	2,538
4.200% due 07/30/2013		400	499

Total Spain (Cost $2,604)			3,307

TUNISIA (j) 0.2%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	103
4.500% due 06/22/2020	EC	300	348

Total Tunisia (Cost $468)			451

UNITED KINGDOM (j) 3.3%

Bauhaus Securities Ltd.
2.854% due 10/30/2052	EC	367	446
Dolerite Funding PLC
5.050% due 08/20/2032		$52	52
HBOS PLC
5.920% due 09/29/2049		500	484
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EC	590	754
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		$600	600
United Kingdom Gilt
5.000% due 03/07/2008	BP	800	1,404
4.000% due 03/07/2009		60	103
5.000% due 03/07/2012		900	1,609
8.000% due 09/27/2013		790	1,683

Total United Kingdom (Cost $7,014)			7,135

60  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
UNITED STATES (j) 35.8%

Asset-Backed Securities 1.7%

AFC Home Equity Loan Trust
5.528% due 12/22/2027		$27	$27
Amortizing Residential Collateral Trust
5.168% due 10/25/2031		26	26
Amresco Residential Securities Mortgage Loan Trust
5.758% due 06/25/2029		28	28
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032		8	8
5.268% due 03/25/2043		40	40
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		443	444
4.928% due 09/25/2035		877	878
Conseco Finance
5.119% due 10/15/2031		51	51
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		16	16
FBR Securitization Trust
4.938% due 12/25/2035		312	312
First Alliance Mortgage Loan Trust
5.006% due 12/20/2027		92	92
First NLC Trust
4.938% due 02/25/2036		189	189
Fremont Home Loan Trust
4.908% due 01/25/2036		254	255
GSAMP Trust
5.108% due 03/25/2034		329	329
4.928% due 01/25/2036		83	83
Irwin Home Equity
5.338% due 06/25/2028		3	3
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		1	1
Quest Trust
5.378% due 06/25/2034		184	185
Renaissance Home Equity Loan Trust
5.318% due 12/25/2033		69	70
Residential Asset Mortgage Products, Inc.
5.098% due 06/25/2032		23	23
Residential Asset Securities Corp.
5.068% due 07/25/2032		95	95
4.450% due 01/25/2036		236	236
Specialty Underwriting & Residential Finance
5.148% due 06/25/2034		2	2
Structured Asset Securities Corp.
5.218% due 05/25/2034		190	190

			3,583

Corporate Bonds & Notes 2.3%

Atlantic & Western Re Ltd.
10.990% due 01/09/2007		500	496
Ford Motor Credit Co.
5.700% due 11/16/2006		500	499
General Electric Capital Corp.
4.930% due 12/12/2008		300	300
Genworth Financial, Inc.
1.600% due 06/20/2011	JY	90,000	751
JPMorgan Chase & Co.
5.342% due 02/15/2012		$100	100
Mizuho JGB Investment LLC
9.870% due 12/29/2049		400	434
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	319
SB Treasury Co. LLC
9.400% due 12/29/2049		900	969
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	327
Toyota Motor Credit Corp.
4.719% due 10/12/2007		800	800

			4,995

Mortgage-Backed Securities 3.2%

Banc of America Mortgage Securities
5.000% due 05/25/2034		495	476
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	325
Countrywide Home Loan Mortgage Pass-Through Trust
5.198% due 09/25/2034		417	418
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		49	49
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		663	677
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		338	334
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		76	76
GSR Mortgage Loan Trust
3.406% due 06/01/2034		463	453
Impac CMB Trust
5.218% due 07/25/2033		48	48
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	628
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025		119	120
Morgan Stanley Capital I
4.889% due 04/15/2016		208	208
Residential Funding Mortgage Security
6.500% due 03/25/2032		36	36
Sequoia Mortgage Trust
5.126% due 07/20/2033		542	545
Structured Asset Mortgage Investments, Inc.
5.066% due 09/19/2032		252	253
Washington Mutual, Inc.
5.128% due 01/25/2045		335	336
5.129% due 10/25/2032		42	42
5.088% due 12/25/2027		602	602
4.597% due 02/27/2034		158	155
4.814% due 05/25/2041		128	128
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,091	1,081

			6,990

Municipal Bonds & Notes 1.5%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	205
Chicago, Illinois Water Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	106
Connecticut State General Obligation Notes, Series 2001
5.500% due 12/15/2013		200	220
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		200	218
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		100	101
Hawaii State General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	216
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 2004
5.000% due 07/01/2010		100	105
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	412
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035		300	331
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	107
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	104
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	108
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2010		100	104
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	105
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	201
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		400	413
Oklahoma State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2016		100	107
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Notes, Series 2002
5.000% due 01/01/2031		100	103

			3,266

	Shares

Preferred Security 0.8%

DG Funding Trust
6.777% due 12/31/2049		172	1,825

	Principal Amount (000s)

U.S. Government Agencies 13.2%

Fannie Mae
4.194% due 11/01/2034		$879	865
4.918% due 01/25/2021		534	533
4.970% due 12/01/2034		323	320
5.000% due 08/01/2035-05/11/2036 (c)		2,456	2,339
5.068% due 08/25/2030		289	290
5.500% due 10/01/2016-04/12/2036 (c)		17,200	16,830
6.000% due 04/25/2043-07/25/2044 (c)		436	437
6.470% due 09/25/2012		1,000	1,068
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,027
Freddie Mac
4.818% due 10/25/2044		1,000	1,006
Government National Mortgage Association
4.250% due 01/20/2030		76	77
4.375% due 05/20/2028-06/20/2030 (c)		307	308

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  61

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
4.750% due 07/20/2022-09/20/2026 (c)		$152	$153
5.125% due 11/20/2021-12/20/2026 (c)		70	71
5.351% due 02/16/2030		113	114
5.401% due 02/16/2030		115	116
6.000% due 08/20/2034		550	561
Small Business Administration
6.640% due 02/10/2011		163	169
Tennessee Valley Authority
4.875% due 12/15/2016		400	402
5.880% due 04/01/2036		1,000	1,075
7.140% due 05/23/2012		1,000	1,099

			28,860

U.S. Treasury Obligations 13.1%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		1,253	1,325
3.000% due 07/15/2012		993	1,035
2.000% due 01/15/2014		429	419
2.000% due 07/15/2014		526	513
2.000% due 01/15/2026		1,699	1,610
U.S. Treasury Bonds
7.500% due 11/15/2016		5,940	7,180
8.750% due 05/15/2017		1,800	2,376
8.875% due 02/15/2019		5,400	7,353
8.125% due 08/15/2019		2,000	2,596
8.125% due 05/15/2021		1,300	1,717
6.250% due 05/15/2030		400	468
4.500% due 02/15/2036		200	188
U.S. Treasury Note
4.500% due 02/15/2016		1,800	1,751

			28,531

Total United States (Cost $80,158)			78,050

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$4,600	0
Strike @ 4.500% Exp. 04/06/2006		4,700	0
Strike @ 4.750% Exp. 05/02/2006		9,300	0
Strike @ 4.750% Exp. 08/07/2006		14,000	5
Strike @ 4.500% Exp. 10/04/2006		6,900	1
Strike @ 4.250% Exp. 10/11/2006		4,700	0
Strike @ 4.250% Exp. 10/12/2006		4,600	0
Strike @ 4.500% Exp. 10/18/2006		4,700	1
Strike @ 4.250% Exp. 10/24/2006		2,300	0
Strike @ 4.250% Exp. 10/25/2006		9,300	1
Strike @ 4.800% Exp. 12/22/2006		2,700	4
Strike @ 5.000% Exp. 03/08/2007		42,000	147
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009		400	35

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		218	10

Total Purchased Call Options (Cost $490)			204

	Notional Amount (000s)

PURCHASED PUT OPTIONS (j) 0.1%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	1,300	27
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	400	17
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006		500	21
Strike @ 4.100% Exp. 06/12/2006		2,100	152
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$400	15
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		1,000	8

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		568	4
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		177	97
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		74	0
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006		105	2

Total Purchased Put Options (Cost $193)			343

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 24.1%

Commercial Paper 20.2%

ANZ National (Int’l) Ltd.
4.490% due 04/12/2006		$1,900	1,898
ASB Bank Ltd.
4.630% due 05/10/2006		6,000	5,971
Bank of Ireland
4.680% due 05/23/2006		1,100	1,093
CBA (de) Finance
4.810% due 06/20/2006		700	692
Danske Corp.
4.515% due 04/26/2006		800	798
4.830% due 06/26/2006		1,600	1,581
Dexia Delaware LLC
4.635% due 05/15/2006		1,000	995
DnB NORBank ASA
4.750% due 06/12/2006		4,900	4,852
ForeningsSparbanken AB
4.795% due 06/15/2006		4,500	4,454
General Electric Capital Corp.
4.790% due 06/12/2006		5,600	5,545
HBOS Treasury Services PLC
4.795% due 06/15/2006		6,100	6,038
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		500	494
Societe Generale N.A.
4.440% due 04/20/2006		1,000	998
Spintab AB
4.550% due 04/25/2006		2,100	2,094
UBS Finance Delaware LLC
4.430% due 04/10/2006		600	600
4.440% due 04/10/2006		600	599
4.640% due 06/06/2006		1,800	1,784
4.850% due 06/29/2006		3,600	3,556

			44,042

Repurchase Agreement 2.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,889. Repurchase proceeds are $5,774.)		5,772	5,772

U.S. Treasury Bills 1.3%

4.495% due 06/01/2006-06/15/2006 (c)(d)(e)		2,785	2,759

Total Short-Term Instruments (Cost $52,590)			52,573

Total Investments (a) 109.7% (Cost $243,666)			$239,492

Written Options (h) (0.2%) (Premiums $649)			(409)

Other Assets and Liabilities (Net) (9.5%)			(20,826)

Net Assets 100.0%			$218,257

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $6,330 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $496 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $1,521 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	57	$(11)
90-Day Eurodollar September Futures	Long	09/2006	691	(605)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	14	10
Euro-Bund 10-Year Note June Futures	Long	06/2006	100	(172)
Japan Government 10-Year Bond June Futures	Long	06/2006	34	(328)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	476	(328)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	198	(240)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	84	(316)

				$(1,990)

62  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(f)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850% Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$9,000	$(1)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850% Counterparty: J.P. Morgan Chase & Co. Exp. 08/23/2007	3,000	(1)

		$(2)

(g)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,900	$(15)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	(4)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(19)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	7
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	19,800	(71)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	(24)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		800	13
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		700	(38)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	12/16/2019		200	(3)
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2025		200	3
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		12,100	(44)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		400	28
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(7)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,100	(19)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		900	(4)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		700	26
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	1,100	(4)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		2,000	1
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		900	(24)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(3)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		3,100	9
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	(4)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	20
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,600	12
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		500	(31)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	8
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		7,870	349
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,800	(101)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		4,000	69
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,700	34
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	(6)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		100	4
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		800	(51)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	(2)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		15,300	676
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,300	(39)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		300	(4)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,200	78
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		900	(33)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		800	(13)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	10
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006	H$	20,000	(21)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	150,000	23
Deutsche Bank AG	6-month JY-LIBOR	Pay	1.000%	03/18/2008		300,000	(6)
Deutsche Bank AG	6-month JY-LIBOR	Receive	1.500%	06/15/2015		60,000	5
Goldman Sachs & Co.	6-month JY-LIBOR	Pay	1.000%	03/18/2008		500,000	(9)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	31
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,630,000	313
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(10)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		270,000	72

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  63

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013	JY	700,000	$(11)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		520,000	126
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	64
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		860,000	53
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$7,000	29
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		5,300	71
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		12,600	265
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		2,100	28
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		200	4
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011		10,500	112
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		34,600	(233)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		29,200	376
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		2,000	(22)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		14,300	339
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		22,600	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,500	20
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	118
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		1,300	28
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		600	5
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		7,800	(47)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		12,100	112
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		800	(17)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		4,900	97
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,600	21
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,400	151
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		300	8

							$2,906

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	$500	$1

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	218	$82	$16
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	177	28	49

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$1,000	7	2

					$117	$67

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$1,200	$22	$37
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	5,000	48	40
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	2,000	23	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	6,000	49	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	4,000	28	1
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	1,800	7	16
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	2,000	15	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,000	20	2
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.480%	04/03/2006	1,000	30	3
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	1,200	23	37
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	1,000	12	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	1,200	16	5

64  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	$1,000	$5	$5
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	1,800	35	74
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	4,000	25	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	12,000	109	95

							$529	$332

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	$3,200	$1	$5
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	3,200	2	5

					$3	$10

(i)	Short sales outstanding on March 31, 2006:

Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.000	04/12/2036	$1,000	$957	$952
U.S. Treasury Note	3.000	02/15/2009	300	286	287
U.S. Treasury Note	3.375	09/15/2009	2,600	2,491	2,490
U.S. Treasury Note	4.500	11/15/2015	9,700	9,499	9,602

				$13,233	$13,331

*	Market value includes $195 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	3,992	04/2006	$3	$(77)	$(74)
Sell		4,534	04/2006	38	0	38
Buy		3,199	05/2006	1	(9)	(8)
Buy	BP	58	05/2006	0	0	0
Sell		1,949	05/2006	31	0	31
Buy	BR	90	07/2006	1	0	1
Sell		291	07/2006	4	0	4
Buy		183	08/2006	3	0	3
Buy	C$	56	04/2006	0	0	0
Sell		141	05/2006	0	0	0
Buy	CP	8,300	07/2006	0	0	0
Buy		18,098	08/2006	0	0	0
Sell	DK	935	06/2006	0	(1)	(1)
Buy	EC	919	04/2006	9	0	9
Sell		48,328	04/2006	304	0	304
Buy	JY	145,401	04/2006	0	(12)	(12)
Sell		155,681	04/2006	11	0	11
Buy		77,917	05/2006	0	(3)	(3)
Sell		2,138,930	05/2006	48	0	48
Buy	KW	66,300	04/2006	1	0	1
Buy		393,702	08/2006	0	(2)	(2)
Buy		144,026	09/2006	0	0	0
Buy	MP	1,060	08/2006	0	(3)	(3)
Buy		338	09/2006	0	(1)	(1)
Buy	N$	3,275	04/2006	9	(1)	8
Sell		3,145	04/2006	88	0	88
Sell		3,244	05/2006	0	(12)	(12)
Buy	PN	120	05/2006	0	(1)	(1)
Buy		423	08/2006	0	(3)	(3)
Buy	PZ	230	05/2006	0	(2)	(2)
Sell		282	05/2006	2	0	2
Buy		74	09/2006	0	0	0
Buy	RR	945	07/2006	0	0	0

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  65

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RR	1,486	08/2006	$1	$0	$1
Buy	S$	53	07/2006	0	0	0
Buy		32	08/2006	0	0	0
Buy	SR	216	08/2006	0	0	0
Buy	SV	1,931	08/2006	1	0	1
Buy		1,616	09/2006	0	0	0
Buy	T$	5,055	08/2006	0	(1)	(1)
Sell		5,049	09/2006	1	0	1

				$556	$(128)	$428

66  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

GNMA Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 147.1%

Fannie Mae
2.865% due 07/01/2011	$2,412	$2,392
2.917% due 07/01/2011	5,779	5,737
4.500% due 05/16/2021	500	478
5.000% due 01/01/2018-05/11/2036 (c)	18,302	17,704
5.239% due 03/01/2018	16	16
5.500% due 12/25/2014-05/16/2021 (c)	11,432	11,359
9.000% due 07/01/2018	12	13
Federal Housing Administration
8.137% due 09/01/2040	47	46
Freddie Mac
4.249% due 06/01/2030	30	30
4.370% due 05/01/2019	17	17
5.000% due 12/01/2035	20,570	19,583
6.000% due 04/12/2036	2,000	2,001
6.661% due 05/01/2031	66	66
7.500% due 08/15/2029 (b)	47	10
Government National Mortgage Association
3.500% due 02/20/2026	19,744	19,363
4.000% due 01/20/2021-07/20/2035 (c)	10,180	10,091
4.250% due 02/20/2030	2,681	2,695
4.375% due 06/20/2022-04/20/2032 (c)	23,596	23,689
4.500% due 07/20/2029-09/20/2035 (c)	15,291	15,152
4.625% due 02/20/2018-03/20/2018 (c)	31	31
4.750% due 07/20/2018-08/20/2025 (c)	35	35
4.875% due 05/20/2016	28	28
4.951% due 01/16/2031-02/16/2032 (c)	6,382	6,391
5.000% due 04/20/2036	12,000	11,625
5.001% due 08/16/2032	1,268	1,271
5.051% due 12/16/2026-08/16/2031 (c)	1,069	1,074
5.125% due 12/20/2017-10/20/2030 (c)	26	26
5.151% due 06/16/2027	1,354	1,358
5.250% due 05/16/2027	109	110
5.251% due 07/16/2028	209	211
5.301% due 04/16/2032	426	430
5.401% due 05/16/2029	1,069	1,076
5.426% due 06/20/2030	60	61
5.500% due 04/15/2025-04/20/2036 (c)	189,757	188,027
6.000% due 11/15/2033-04/20/2036 (c)	34,014	34,407
6.500% due 12/15/2023-05/18/2036 (c)	8,905	9,196
7.000% due 04/22/2034	13,000	13,552
7.500% due 10/15/2022-06/15/2033 (c)	7,512	7,806
Small Business Administration
7.449% due 08/01/2010	85	89

Total U.S. Government Agencies (Cost $411,629)		407,246

MORTGAGE-BACKED SECURITIES 0.6%

Banc of America Mortgage Securities
5.446% due 10/20/2032	109	108
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	282	283
5.148% due 03/25/2032	192	193
5.368% due 08/25/2033	336	337
Sequoia Mortgage Trust
5.116% due 06/20/2032	261	262
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	463	463
Structured Asset Securities Corp.
6.118% due 08/25/2032	49	49

Total Mortgage-Backed Securities (Cost $1,693)		1,695

ASSET-BACKED SECURITIES 0.8%

Amortizing Residential Collateral Trust
5.108% due 07/25/2032	19	19
Centex Home Equity
5.118% due 01/25/2032	84	84
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	184	184
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,611
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032	27	27
Home Equity Asset Trust
5.118% due 11/25/2032	3	3
Household Mortgage Loan Trust
5.076% due 05/20/2032	145	145
Saxon Asset Securities Trust
5.078% due 08/25/2032	16	16
Structured Asset Securities Corp.
5.108% due 01/25/2033	86	86

Total Asset-Backed Securities (Cost $2,210)		2,175

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 10/19/2006	$30,000	2
Strike @ 4.730% Exp. 02/01/2007	14,900	24

Total Purchased Call Options (Cost $142)		26

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 0.1%

Commercial Paper 0.1%

Danske Corp.
4.830% due 06/26/2006	$300	296

U.S. Treasury Bills 0.0%

4.492% due 06/01/2006 (d)	65	65

Total Short-Term Instruments (Cost $361)		361

Total Investments (a) 148.6% (Cost $416,035)		$411,503

Written Options (f) (0.0%) (Premiums $143)		(28)

Other Assets and Liabilities (Net) (48.6%)		(134,495)

Net Assets 100.0%		$276,980

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,327 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  67

Schedule of Investments (Cont.)

GNMA Fund

March 31, 2006

(d)	Securities with an aggregate market value of $65 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	44	$(42)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $ 316	07/01/2011	$8,000	$(268)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	4,600	94
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2013	1,400	(9)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	4,000	82

						$(101)

(f)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$13,000	$91	$3
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	6,400	52	25

							$143	$28

(g)	Short sales outstanding on March 31, 2006:

Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000	04/18/2021	$8,000	$7,836	$7,800
Fannie Mae	5.000	04/12/2036	2,500	2,393	2,380
Fannie Mae	5.500	04/12/2036	14,100	13,813	13,765
Fannie Mae	5.000	05/11/2036	7,000	6,718	6,661
Freddie Mac	5.000	04/12/2036	15,000	14,345	14,274

				$45,105	$44,880

68  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 3.2%

Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011	$396	$402
7.229% due 01/20/2011	3,963	4,024
7.230% due 01/20/2011	230	233
7.318% due 01/20/2011	563	571
7.210% due 02/09/2011	3,566	3,621
Charter Communications Operating LLC
7.670% due 04/26/2010	2,996	3,016
7.920% due 04/26/2011	5,763	5,821
CSC Holdings, Inc.
4.000% due 02/24/2013	16,950	17,101
Delphi Corp.
13.000% due 06/13/2011	2,890	3,004
El Paso Corp.
4.600% due 12/31/2006	5,000	4,975
3.500% due 11/22/2009	12,000	12,149
7.750% due 11/22/2009	18,280	18,532
Georgia-Pacific Corp.
7.561% due 12/23/2013	70	72
7.564% due 12/23/2013	140	143
7.698% due 12/23/2013	140	143
7.779% due 12/23/2013	140	143
7.880% due 12/23/2013	140	143
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010	9,000	9,141
Graham Packaging Co. LP
6.563% due 09/15/2011	2,473	2,509
6.625% due 09/15/2011	3,138	3,184
7.250% due 09/15/2011	60	61
7.188% due 10/07/2011	2,199	2,230
Headwaters, Inc.
6.430% due 04/30/2011	12,153	12,264
HealthSouth Corp.
4.000% due 02/02/2013	29,250	29,506
Hertz Corp.
4.500% due 12/21/2012	1,000	1,015
5.000% due 12/21/2012	1,172	1,187
6.650% due 12/21/2012	2,259	2,292
6.890% due 12/21/2012	2,276	2,310
6.960% due 12/21/2012	2,276	2,310
Ineos Group Holdings PLC
6.904% due 10/07/2012	15,800	15,980
2.273% due 10/07/2013	1,250	1,261
2.273% due 10/07/2014	1,250	1,267
Intelsat Ltd.
4.000% due 04/24/2006	30,000	30,038
Invensys PLC
7.791% due 09/05/2009	716	724
9.431% due 12/30/2009	8,000	8,190
JSG Holding PLC
7.925% due 11/29/2013	700	699
7.425% due 11/29/2014	700	699
OAO Rosneft Oil Co.
6.131% due 12/30/2008	10,000	9,987
Qwest Corp.
9.502% due 06/30/2007	8,740	8,978
Rexel S.A.
6.904% due 01/20/2013	2,000	2,027
7.741% due 04/10/2014	2,000	2,038
Roundy’s Supermarket, Inc.
7.490% due 11/01/2011	5,348	5,427
7.720% due 11/01/2011	5,375	5,455

Total Bank Loan Obligations (Cost $232,418)		234,872

CORPORATE BONDS & NOTES 83.1%

Banking & Finance 13.1%

AES Ironwood LLC
8.857% due 11/30/2025	49,418	55,595
AES Red Oak LLC
8.540% due 11/30/2019	14,929	16,347
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	46,004	51,179
Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	32,404
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	21,000	21,144
Consolidated Communications Illinois
9.750% due 04/01/2012	33	35
Corsair Netherlands No. 3 BV
10.460% due 03/07/2016	12,200	12,208
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,423
8.900% due 04/01/2007	5,000	5,102
Eircom Funding
8.250% due 08/15/2013	5,650	6,109
Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,580	1,529
Ford Motor Credit Co.
5.800% due 01/12/2009	23,475	21,452
7.375% due 10/28/2009	3,380	3,180
5.700% due 01/15/2010	12,725	11,302
7.875% due 06/15/2010	10,000	9,383
7.375% due 02/01/2011	107,489	98,983
7.250% due 10/25/2011	22,500	20,525
7.000% due 10/01/2013	15,905	14,245
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,156
General Motors Acceptance Corp.
5.645% due 05/18/2006	4,000	3,989
6.125% due 09/15/2006	5,000	4,977
7.250% due 03/02/2011	59,709	56,640
6.000% due 04/01/2011	19,412	16,719
6.875% due 09/15/2011	33,010	30,802
7.000% due 02/01/2012	8,400	7,830
6.875% due 08/28/2012	21,890	20,219
6.750% due 12/01/2014	3,675	3,313
8.000% due 11/01/2031	41,100	38,945
JSG Funding PLC
9.625% due 10/01/2012	48,873	51,928
K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,177
KRATON Polymers LLC
8.125% due 01/15/2014	25,045	25,233
Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,787
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	23,600	23,453
Rotech Healthcare, Inc.
9.500% due 04/01/2012	53,257	55,654
Sets Trust
8.850% due 04/02/2007	5,000	5,099
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	5,929
Tenneco, Inc.
10.250% due 07/15/2013	34,880	38,891
8.625% due 11/15/2014	25,775	25,904
TRAINS
7.406% due 06/15/2015	34,573	35,018
Universal City Development Partners
11.750% due 04/01/2010	21,870	24,221
Universal City Florida Holding Co.
8.375% due 05/01/2010	10,955	11,092
9.430% due 05/01/2010	1,500	1,530
Ventas Realty LP
8.750% due 05/01/2009	17,040	18,148
6.625% due 10/15/2014	2,270	2,281
7.125% due 06/01/2015	6,475	6,685
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	17,070	18,521

		955,286

Industrials 55.3%

Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	12,060	11,819
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,825	15,983
7.750% due 06/15/2011	17,365	16,844
6.000% due 06/20/2013	30,199	26,122
7.400% due 04/01/2018	1,202	1,028
8.850% due 08/01/2030	26,143	23,594
Alderwoods Group, Inc.
7.750% due 09/15/2012	5,450	5,627
Alliance One International, Inc.
11.000% due 05/15/2012	10,875	10,494
Allied Waste North America
6.375% due 04/15/2011	4,280	4,210
9.250% due 09/01/2012	1,261	1,367
7.875% due 04/15/2013	50,746	53,220
7.250% due 03/15/2015	63,151	64,730
American Media Operations, Inc.
10.250% due 05/01/2009	13,839	12,593
AmeriGas Partners LP
7.250% due 05/20/2015	16,300	16,381
7.125% due 05/20/2016	33,220	33,220
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,757
Argo-Tech Corp.
9.250% due 06/01/2011	2,050	2,173
Armor Holdings, Inc.
8.250% due 08/15/2013	2,790	3,006
Arvin Capital I
9.500% due 02/01/2027	1,500	1,522
ArvinMeritor, Inc.
8.750% due 03/01/2012	49,560	49,064
Aviall, Inc.
7.625% due 07/01/2011	15,595	16,024
Ball Corp.
6.625% due 03/15/2018	7,600	7,581
Bombardier, Inc.
6.750% due 05/01/2012	14,875	14,280
6.300% due 05/01/2014	8,100	7,472
Bowater Canada Finance
7.950% due 11/15/2011	14,850	14,887
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,047
6.500% due 06/15/2013	7,450	6,984
Boyd Gaming Corp.
7.125% due 02/01/2016	28,540	29,075
Buhrmann US, Inc.
8.250% due 07/01/2014	13,090	13,679
7.875% due 03/01/2015	13,790	14,031
CA, Inc.
5.625% due 12/01/2014	5,000	4,821
Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,350
CanWest Media, Inc.
8.000% due 09/15/2012	26,083	26,866
Cascades, Inc.
7.250% due 02/15/2013	8,650	8,174
CCO Holdings LLC
8.750% due 11/15/2013	51,705	50,542
CDRV Investors, Inc.
0.000% due 01/01/2015 (c)	6,900	4,726
Celestica, Inc.
7.625% due 07/01/2013	5,800	5,843
Cenveo Corp.
9.625% due 03/15/2012	17,900	19,354
Chart Industries, Inc.
9.125% due 10/15/2015	4,265	4,425
Charter Communications Operating LLC
8.000% due 04/30/2012	6,030	6,030
8.375% due 04/30/2014	7,110	7,128

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  69

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Chesapeake Energy Corp.
7.500% due 06/15/2014	$19,570	$20,597
7.000% due 08/15/2014	6,125	6,293
6.375% due 06/15/2015	750	742
6.625% due 01/15/2016	20,575	20,626
6.875% due 01/15/2016	19,375	19,617
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	9,500	9,595
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,073
10.000% due 03/13/2007	3,500	3,601
6.500% due 12/15/2012	655	638
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)	21,386	21,565
7.373% due 12/15/2015	912	872
7.566% due 03/15/2020	2,962	2,806
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	19,801
Corrections Corp. of America
6.750% due 01/31/2014	2,450	2,490
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	9,800	10,192
7.750% due 11/15/2015	20,440	21,309
CSC Holdings, Inc.
8.125% due 07/15/2009	14,925	15,503
8.125% due 08/15/2009	10,415	10,806
7.625% due 04/01/2011	66,450	67,114
6.750% due 04/15/2012	12,090	11,878
7.875% due 02/15/2018	700	704
DaVita, Inc.
6.625% due 03/15/2013	600	601
7.250% due 03/15/2015	51,645	52,161
Delhaize America, Inc.
8.050% due 04/15/2027	1,000	1,036
9.000% due 04/15/2031	46,865	54,442
Delta Air Lines, Inc.
7.379% due 05/18/2010	7,673	7,734
7.570% due 11/18/2010	5,600	5,603
Dex Media West LLC
8.500% due 08/15/2010	5,965	6,338
9.875% due 08/15/2013	49,893	55,444
DirecTV Holdings LLC
8.375% due 03/15/2013	10,653	11,425
6.375% due 06/15/2015	34,120	33,864
Dresser, Inc.
9.375% due 04/15/2011	47,190	49,549
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,576
DRS Technologies, Inc.
7.625% due 02/01/2018	5,050	5,227
EchoStar DBS Corp.
5.750% due 10/01/2008	16,621	16,538
7.780% due 10/01/2008	8,205	8,431
6.375% due 10/01/2011	24,020	23,600
6.625% due 10/01/2014	28,180	27,370
7.125% due 02/01/2016	43,970	43,475
El Paso Corp.
7.625% due 08/16/2007	5,000	5,112
6.500% due 06/01/2008	10,325	10,351
7.625% due 09/01/2008	15,776	16,170
6.750% due 05/15/2009	4,350	4,361
7.750% due 06/15/2010	690	715
10.750% due 10/01/2010	21,200	23,797
7.000% due 05/15/2011	2,000	2,017
9.625% due 05/15/2012	3,319	3,709
7.375% due 12/15/2012	47,255	48,318
6.950% due 06/01/2028	7,025	6,533
8.050% due 10/15/2030	2,625	2,710
7.800% due 08/01/2031	30,972	31,282
7.750% due 01/15/2032	4,850	4,911
7.420% due 02/15/2037	5,200	4,966
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,000
El Paso Production Holding Co.
7.750% due 06/01/2013	15,470	16,108
Encore Acquisition Co.
6.250% due 04/15/2014	3,175	3,056
6.000% due 07/15/2015	450	422
Equistar Chemicals LP
8.750% due 02/15/2009	28,475	29,614
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,561
Ferrellgas Partners LP
7.080% due 08/01/2006 (k)	5,000	4,999
8.780% due 08/01/2007 (k)	14,000	14,265
7.120% due 08/01/2008 (k)	11,000	10,967
8.870% due 08/01/2009 (k)	7,300	7,647
7.240% due 08/01/2010 (k)	20,000	19,991
8.750% due 06/15/2012	13,843	14,085
Ford Motor Co.
7.450% due 07/16/2031	26,553	19,848
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	35,810	38,138
Gaylord Entertainment Co.
8.000% due 11/15/2013	15,590	16,331
Gaz Capital
8.625% due 04/28/2034	2,850	3,505
Gazprom International S.A.
7.201% due 02/01/2020	8,100	8,477
General Motors Corp.
8.250% due 07/15/2023	18,150	13,159
8.375% due 07/15/2033	16,500	12,169
Georgia-Pacific Corp.
7.700% due 06/15/2015	2,500	2,525
8.000% due 01/15/2024	38,390	38,918
7.375% due 12/01/2025	31,635	30,528
7.250% due 06/01/2028	18,210	17,299
7.750% due 11/15/2029	4,500	4,432
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	2,000	2,100
9.375% due 05/01/2012	11,120	12,288
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,060
Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,803
HCA, Inc.
6.950% due 05/01/2012	22,340	22,668
6.300% due 10/01/2012	18,430	18,081
6.250% due 02/15/2013	212	207
6.750% due 07/15/2013	49,118	49,184
9.000% due 12/15/2014	7,936	9,022
7.190% due 11/15/2015	22,678	23,242
6.500% due 02/15/2016	7,825	7,663
8.360% due 04/15/2024	90	95
7.690% due 06/15/2025	5,025	4,994
Herbst Gaming, Inc.
8.125% due 06/01/2012	3,100	3,236
7.000% due 11/15/2014	9,153	9,176
Hertz Corp.
8.875% due 01/01/2014	20,525	21,397
Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,788
Host Marriott LP
7.125% due 11/01/2013	27,230	27,843
6.750% due 06/01/2016	22,000	22,082
Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	19,016
Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012	9,300	9,498
8.250% due 01/15/2013	15,840	16,196
8.625% due 01/15/2015	43,055	44,670
Invensys PLC
9.875% due 03/15/2011	12,800	13,664
JC Penney Corp., Inc.
7.400% due 04/01/2037	575	623
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	12,165	11,998
7.500% due 06/01/2013	2,300	2,174
JET Equipment Trust
9.410% due 06/15/2010 (d)	944	748
10.000% due 06/15/2012 (d)	7,081	5,629
7.630% due 08/15/2012 (d)	3,304	1,860
L-3 Communications Corp.
6.375% due 10/15/2015	10,205	10,103
Legrand S.A.
8.500% due 02/15/2025	13,950	17,159
Mandalay Resort Group
9.375% due 02/15/2010	41,622	45,368
7.625% due 07/15/2013	16,785	17,414
Mediacom Broadband LLC
11.000% due 07/15/2013	40,335	43,158
MGM Mirage
8.500% due 09/15/2010	5,000	5,375
8.375% due 02/01/2011	20,760	22,006
6.750% due 09/01/2012	7,030	7,056
6.750% due 04/01/2013	9,600	9,600
6.625% due 07/15/2015	42,805	42,323
Morgan Stanley Bank AG
9.625% due 03/01/2013	50,100	59,499
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	3,500	3,483
Nalco Co.
7.750% due 11/15/2011	22,300	22,690
8.875% due 11/15/2013	15,350	16,041
New Skies Satellites NV
9.572% due 11/01/2011	1,250	1,294
9.125% due 11/01/2012	750	808
Newfield Exploration Co.
6.625% due 04/15/2016	16,400	16,462
Newpark Resources
8.625% due 12/15/2007	16,430	16,512
Norampac, Inc.
6.750% due 06/01/2013	22,614	21,653
Northwest Airlines, Inc.
6.841% due 10/01/2012	7,950	7,955
6.810% due 02/01/2020	14,104	13,972
Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,445
Novelis, Inc.
7.250% due 02/15/2015	22,435	21,650
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,000	6,278
8.750% due 11/15/2012	15,175	16,313
6.750% due 12/01/2014	25,025	24,587
Peabody Energy Corp.
6.875% due 03/15/2013	22,460	22,909
Plains Exploration & Production Co.
7.125% due 06/15/2014	12,465	12,870
PQ Corp.
7.500% due 02/15/2013	12,650	12,207
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,688
Primedia, Inc.
8.875% due 05/15/2011	10,825	10,609
8.000% due 05/15/2013	3,850	3,542
Quiksilver, Inc.
6.875% due 04/15/2015	38,795	37,922
Qwest Communications International, Inc.
7.250% due 02/15/2011	55,940	57,618
7.500% due 02/15/2014	135,941	140,699
RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,578
8.875% due 01/15/2016	33,085	34,574
Rhodia S.A.
7.625% due 06/01/2010	5,775	5,891

70  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	$34,474	$35,767
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	6,725	6,792
Rocky River Realty
8.810% due 04/14/2007 (k)	929	939
Rogers Cable, Inc.
7.875% due 05/01/2012	3,500	3,763
6.250% due 06/15/2013	2,300	2,289
6.750% due 03/15/2015	17,380	17,815
8.750% due 05/01/2032	7,700	9,163
Roseton
7.270% due 11/08/2010	35,650	36,042
7.670% due 11/08/2016	40,135	41,029
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	6,625	6,962
Russell Corp.
9.250% due 05/01/2010	8,100	8,444
Sanmina-SCI Corp.
8.125% due 03/01/2016	18,135	18,407
SemGroup LP
8.750% due 11/15/2015	12,000	12,300
Seneca Gaming Corp.
7.250% due 05/01/2012	23,330	23,680
SESI LLC
8.875% due 05/15/2011	20,279	21,293
Sheraton Holding Corp.
7.375% due 11/15/2015	15,312	16,614
Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,956
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	22,849	23,592
8.375% due 07/01/2012	48,530	48,045
Solectron Global Finance Ltd.
8.000% due 03/15/2016	8,500	8,564
Sonat, Inc.
7.625% due 07/15/2011	35,787	37,040
7.000% due 02/01/2018	3,309	3,226
Spectrum Brands, Inc.
8.500% due 10/01/2013	5,975	5,557
7.375% due 02/01/2015	36,989	32,365
Station Casinos, Inc.
6.500% due 02/01/2014	20,040	19,915
6.875% due 03/01/2016	16,600	16,766
6.625% due 03/15/2018	9,175	9,014
Suburban Propane Partners LP
6.875% due 12/15/2013	22,730	21,934
Sungard Data Systems, Inc.
9.125% due 08/15/2013	31,910	33,904
Superior Essex Communications LLC
9.000% due 04/15/2012	6,395	6,459
Telenet Group Holding NV
11.500% due 06/15/2014	981	825
Tenet Healthcare Corp.
6.375% due 12/01/2011	600	545
6.500% due 06/01/2012	1,270	1,149
7.375% due 02/01/2013	18,660	17,121
9.875% due 07/01/2014	4,035	4,106
9.250% due 02/01/2015	3,600	3,618
6.875% due 11/15/2031	975	784
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)	10,000	10,109
TransMontaigne, Inc.
9.125% due 06/01/2010	1,075	1,148
Triad Hospitals, Inc.
7.000% due 11/15/2013	31,448	31,134
Trinity Industries, Inc.
6.500% due 03/15/2014	12,435	12,497
TRW Automotive, Inc.
9.375% due 02/15/2013	34,828	37,832
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	12,606
UGS Corp.
10.000% due 06/01/2012	6,625	7,321
United Airlines, Inc.
6.201% due 09/01/2008	4,400	4,359
6.602% due 09/01/2013	5,505	5,453
Unity Media GmbH
10.375% due 02/15/2015	11,350	11,350
US Airways Group, Inc.
9.625% due 09/01/2024 (d)	17,690	64
9.330% due 01/01/2049 (d)	3,121	25
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,599
VWR International, Inc.
6.875% due 04/15/2012	13,150	13,019
8.000% due 04/15/2014	39,940	40,040
Williams Cos., Inc.
6.375% due 10/01/2010	14,550	14,477
7.625% due 07/15/2019	35,335	37,808
7.875% due 09/01/2021	82,278	88,860
7.750% due 06/15/2031	3,371	3,590
Wynn Las Vegas LLC
6.625% due 12/01/2014	90,925	88,766
Xerox Corp.
6.875% due 08/15/2011	12,950	13,355
6.400% due 03/15/2016	11,200	11,172
7.200% due 04/01/2016	350	370
Young Broadcasting, Inc.
10.000% due 03/01/2011	8,700	8,069

		4,045,428

Utilities 14.7%

AES Corp.
8.750% due 05/15/2013	35,827	38,872
American Cellular Corp.
10.000% due 08/01/2011	25,905	28,236
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	2,000	1,855
Cincinnati Bell, Inc.
7.250% due 07/15/2013	41,120	42,456
8.375% due 01/15/2014	33,260	33,967
7.000% due 02/15/2015	9,000	8,955
Citizens Communications Co.
6.250% due 01/15/2013	33,715	32,956
7.000% due 11/01/2025	850	754
9.000% due 08/15/2031	18,500	19,864
7.450% due 07/01/2035	5,460	4,928
CMS Energy Corp.
7.500% due 01/15/2009	23,150	23,931
8.500% due 04/15/2011	2,000	2,170
6.300% due 02/01/2012	900	891
6.875% due 12/15/2015	9,000	9,146
Exco Resources, Inc.
7.250% due 01/15/2011	795	795
Hawaiian Telcom Communications, Inc.
8.914% due 05/01/2013	5,100	5,126
9.750% due 05/01/2013	19,960	20,160
Homer City Funding LLC
8.734% due 10/01/2026	11,971	13,587
Insight Midwest LP
9.750% due 10/01/2009	28,728	29,662
10.500% due 11/01/2010	18,603	19,673
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,524
8.625% due 11/14/2011	9,043	9,925
Midwest Generation LLC
8.300% due 07/02/2009	2,000	2,068
8.560% due 01/02/2016	93,052	100,363
8.750% due 05/01/2034	30,650	33,332
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	7,300	7,596
8.000% due 01/28/2012	7,600	7,762
MSW Energy Holdings LLC
8.500% due 09/01/2010	600	639
NRG Energy, Inc.
7.250% due 02/01/2014	20,300	20,681
7.375% due 02/01/2016	42,660	43,673
PSEG Energy Holdings LLC
10.000% due 10/01/2009	9,520	10,591
8.500% due 06/15/2011	67,255	72,804
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	23,360	24,411
7.250% due 02/15/2011	22,225	22,642
7.625% due 08/03/2021	3,075	3,144
Qwest Corp.
8.875% due 03/15/2012	40,795	45,792
7.500% due 06/15/2023	19,006	19,410
7.200% due 11/10/2026	15,626	15,802
Reliant Energy, Inc.
9.250% due 07/15/2010	33,295	33,503
6.750% due 12/15/2014	47,340	42,014
Rogers Wireless, Inc.
7.250% due 12/15/2012	3,425	3,626
8.000% due 12/15/2012	14,295	15,242
6.375% due 03/01/2014	14,600	14,637
7.500% due 03/15/2015	19,460	20,968
Rural Cellular Corp.
9.875% due 02/01/2010	9,815	10,527
9.410% due 03/15/2010	1,500	1,545
8.250% due 03/15/2012	11,540	12,059
Sierra Pacific Resources
7.803% due 06/15/2012	12,950	13,659
8.625% due 03/15/2014	5,942	6,479
South Point Energy Center LLC
8.400% due 05/30/2012	44,125	42,140
Suncom Wireless, Inc.
8.500% due 06/01/2013	9,389	8,966
TECO Energy, Inc.
6.750% due 05/01/2015	2,360	2,437
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,897	11,995
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	24,774	26,694
Time Warner Telecom, Inc.
10.125% due 02/01/2011	10,750	11,355
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (k)	203	204
10.732% due 01/01/2013 (k)	7,759	8,002
10.732% due 01/01/2013	247	254

		1,078,449

Total Corporate Bonds & Notes (Cost $5,980,593)		6,079,163

CONVERTIBLE BONDS & NOTES 0.3%

Industrials 0.1%

Chesapeake Energy Corp.
2.750% due 11/15/2035	2,725	2,919

Utilities 0.2%

MS Energy Corp.
2.875% due 12/01/2024	15,575	16,743

Total Convertible Bonds & Notes (Cost $20,853)		19,662

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	35	35

Total U.S. Government Agencies (Cost $36)		35

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  71

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
MORTGAGE-BACKED SECURITIES 0.0%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		$4,260	$3,922

Total Mortgage-Backed Securities (Cost $4,036)			3,922

SOVEREIGN ISSUES 3.4%

Brazilian Government International Bond
5.250% due 04/15/2009		329	330
10.500% due 07/14/2014		20,150	25,137
8.000% due 01/15/2018		95,088	103,266
8.875% due 10/14/2019		1,425	1,649
8.750% due 02/04/2025		1,600	1,836
12.250% due 03/06/2030		20,200	30,805
8.250% due 01/20/2034		6,000	6,627
11.000% due 08/17/2040		33,575	43,119
Guatemala Government Bond
9.250% due 08/01/2013		2,500	2,910
Panama Government International Bond
8.875% due 09/30/2027		11,425	13,938
9.375% due 04/01/2029		9,575	12,184
Peru Government International Bond
9.875% due 02/06/2015		5,000	5,925

Total Sovereign Issues (Cost $218,424)			247,726

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 3.4%

Cablecom GmbH
4.000% due 04/15/2011	SF	20,000	15,342
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	EC	600	782
Cognis GmbH
9.500% due 05/15/2014		1,000	1,388
Cognis Holding GmbH
11.644% due 01/15/2015 (e)		838	975
Eircom Funding
8.250% due 08/15/2013		3,090	4,185
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		30,000	36,352
JSG Funding PLC
10.125% due 10/01/2012		26,675	36,367
JSG Holding PLC
5.386% due 11/29/2013		742	912
5.631% due 11/29/2013		2,652	3,257
5.716% due 11/29/2013		670	823
5.131% due 11/29/2014		2,652	3,265
5.216% due 11/29/2014		1,413	1,739
5.650% due 11/29/2014		2,636	3,241
11.500% due 10/01/2015 (e)		9,621	12,113
JSG Packaging
5.650% due 11/29/2013		2,636	3,241
Lighthouse International Co. S.A.
8.000% due 04/30/2014		44,175	57,883
Rhodia S.A.
8.000% due 06/01/2010		15,715	20,282
SigmaKalon
4.587% due 06/30/2012		1,551	1,857
Telenet Communications NV
9.000% due 12/15/2013		14,000	18,960
United Biscuits Finance Plc
10.750% due 04/15/2011	BP	3,000	5,531
UPC Financing Partnership
4.672% due 09/15/2012	EC	13,270	16,129
UPC Holding BV
8.625% due 01/15/2014		4,075	4,899
7.750% due 01/14/2015		1,100	1,270

Total Foreign Currency-Denominated Issues (Cost $232,499)			250,793

	Shares

COMMON STOCKS 0.0%

Technology 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008		65,885	398

Transportation 0.0%

UAL Corp. (g)		8,926	356
US Airways Group, Inc. (g)		12,224	2

			358

Total Common Stocks (Cost $0)			756

CONVERTIBLE PREFERRED STOCK 0.0%

Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,606

Total Convertible Preferred Stock (Cost $3,628)			3,606

PREFERRED SECURITY 0.7%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,518

	Principal Amount (000s)

Xerox Capital Trust I
8.000% due 02/01/2027		$21,680	22,547

Total Preferred Security (Cost $49,139)			49,065

	# of Contracts

PURCHASED CALL OPTIONS 0.0%

90-Day Eurodollar June Futures (CME)
Strike @ $ 94.875 Exp. 04/13/2006		2,750	52

Total Purchased Call Options (Cost $257)			52

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$24,400	192

Total Purchased Put Options (Cost $385)			192

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (l) 6.3%

Commercial Paper 3.7%

Danske Corp.
4.710% due 06/02/2006		54,300	53,842
Federal Home Loan Bank
4.630% due 04/03/2006		33,571	33,571
Freddie Mac
4.650% due 04/03/2006		24,429	24,429
UBS Finance Delaware LLC
4.530% due 05/24/2006		156,700	155,694

			267,536

Tri-Party Repurchase Agreements 0.9%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $64,490. Repurchase proceeds are $63,247.)		63,224	63,224

Belgium Treasury Bills 0.1%

2.459% due 04/13/2006-06/15/2006 (b)	EC	6,260	7,554

France Treasury Bills 0.2%

2.364% due 04/06/2006-08/03/2006 (b)		13,850	16,762

Germany Treasury Bills 0.6%

2.554% due 07/12/2006		34,350	41,410

Netherlands Treasury Bills 0.4%

2.409% due 04/28/2006		26,800	32,423

U.S. Treasury Bills 0.4%

4.496% due 06/01/2006-06/15/2006 (b)(f)(h)		$29,005	28,756

Total Short-Term Instruments (Cost $457,305)			457,665

Total Investments (a) 100.4% (Cost $7,199,573)			$7,347,509

Written Options (j) (0.0%) (Premiums $5,548)			(2,544)

Other Assets and Liabilities (Net) (0.4%)			(28,549)

Net Assets 100.0%			$7,316,416

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $198,194 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Security becomes interest bearing at a future date.
(d)	Security is in default.
(e)	Payment in-kind bond security.
(f)	Securities with an aggregate market value of $2,227 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Non-income producing security.

72  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(h)	Securities with an aggregate market value of $ 15,607 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	11,991	$(13,506)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	66	(79)

				$(13,585)

(i)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2006	$6,500	$30
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%	03/20/2007	5,000	47
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	195
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	57
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	24
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	64
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	46
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	33
Bear Stearns & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.810%	12/20/2010	3,525	72
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%	03/20/2007	5,000	10
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	26
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	12,000	46
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	14
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%	12/20/2006	3,000	24
Credit Suisse First Boston	Reliant Energy, Inc.9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	3
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	87
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	6,175	124
Credit Suisse First Boston	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.700%	12/20/2010	7,000	112
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	(1)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	5,900	168
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	32
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	8
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(190)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	19
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%	03/20/2007	3,000	70
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,600	59
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,500	57
J.P. Morgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500)%	03/20/2007	3,000	(7)
Lehman Brothers, Inc.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.750%	06/20/2006	7,400	14
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	5,000	(42)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(36)
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%	03/20/2011	3,000	59
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%	06/20/2011	5,000	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,000	23
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	134
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	111
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	80
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	121
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	8
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	94
Royal Bank of Scotland PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	12/20/2006	2,000	36
Royal Bank of Scotland PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%	03/20/2007	5,000	26
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%	12/20/2006	1,775	29
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(1,927)

						$(32)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  73

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

(j)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	10,608	$3,079	$166
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	5,897	1,448	1,566
Put - CBOT U.S. Treasury 10-Year Note June Futures		106.000	05/26/2006	953	235	536

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$24,400	178	65

					$4,940	$2,333

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.500%	06/02/2006	$56,800	$318	$211
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	56,800	290	0

							$608	$211

(k)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,063	$21,144	0.29%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,479	21,565	0.29
Ferrellgas Partners LP	7.080%	08/01/2006	01/28/2003	4,991	4,999	0.07
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,533	14,265	0.20
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002	11,078	10,967	0.15
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,861	7,647	0.11
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001	20,012	19,991	0.27
Rocky River Realty	8.810%	04/14/2007	11/22/2000	934	939	0.01
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,957	10,109	0.14
Wilmington Trust Co. - Tucson Electric	10.210%	01/01/2009	06/29/1993	201	204	0.00
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995	7,638	8,002	0.11

				$117,747	$119,832	1.64%

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	2,936	05/2006	$48	$0	$48
Sell	EC	266,479	04/2006	261	(716)	(455)
Buy	JY	8,669,090	05/2006	225	0	225

				$534	$(716)	$(182)

74  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 76.0%

Banking & Finance 33.6%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$202
Allstate Corp.
7.200% due 12/01/2009	200	212
American International Group, Inc.
2.875% due 05/15/2008	300	286
5.050% due 10/01/2015	200	191
Archstone-Smith Trust
7.900% due 02/15/2016	25	28
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	51
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	100	100
Bank of America Corp.
5.150% due 09/06/2007	175	176
3.875% due 01/15/2008	50	49
4.750% due 08/01/2015	500	471
Bank One Corp.
7.600% due 05/01/2007	60	61
9.875% due 03/01/2009	50	56
5.250% due 01/30/2013	100	98
Bank One N.A.
5.190% due 10/01/2007	100	100
BB&T Corp.
6.500% due 08/01/2011	30	32
Bear Stearns Cos., Inc.
5.700% due 01/15/2007	300	301
5.700% due 11/15/2014	200	200
BNP Paribas
5.186% due 06/29/2049	400	376
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	238
CIT Group, Inc.
5.000% due 12/19/2007	200	200
7.750% due 04/02/2012	240	265
Citigroup Capital
7.750% due 12/01/2036	500	523
Citigroup, Inc.
4.900% due 06/04/2007	135	135
6.000% due 02/21/2012	190	195
5.625% due 08/27/2012	400	403
5.000% due 09/15/2014	200	192
Commonwealth Bank of Australia
6.024% due 03/29/2049	250	244
Fleet National Bank
5.750% due 01/15/2009	175	177
Ford Motor Credit Co.
6.500% due 01/25/2007	270	269
5.700% due 01/15/2010	100	89
General Electric Capital Corp.
7.875% due 12/01/2006	10	10
4.995% due 06/22/2007	100	100
4.714% due 10/21/2010	500	501
5.450% due 01/15/2013	350	350
5.000% due 01/08/2016	100	96
6.750% due 03/15/2032	500	559
General Motors Acceptance Corp.
6.875% due 09/15/2011	50	47
Goldman Sachs Group LP
4.500% due 06/15/2010	250	241
Goldman Sachs Group, Inc.
5.025% due 12/22/2008	200	200
6.600% due 01/15/2012	100	105
5.250% due 10/15/2013	300	293
6.125% due 02/15/2033	100	100
HBOS Capital Funding LP
6.071% due 06/30/2049	300	300
HBOS PLC
5.920% due 09/29/2049	100	97
HSBC Capital Funding LP
4.610% due 06/27/2049	900	829
4.610% due 12/29/2049	530	488
HSBC Finance Corp.
4.125% due 03/11/2008	200	196
4.125% due 12/15/2008	100	97
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	144
International Lease Finance Corp.
5.750% due 10/15/2006	98	98
4.875% due 09/01/2010	150	146
JPMorgan Chase & Co.
5.750% due 10/15/2008	100	101
7.125% due 06/15/2009	100	105
6.625% due 03/15/2012	350	368
5.125% due 09/15/2014	100	96
4.750% due 03/01/2015	300	283
KFW International Finance
5.750% due 01/15/2008	30	30
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	150	150
6.625% due 01/18/2012	30	32
4.800% due 03/13/2014	300	285
MBNA America Bank N.A.
6.500% due 06/20/2006	250	251
7.125% due 11/15/2012	145	158
Merrill Lynch & Co., Inc.
4.730% due 04/26/2007	70	70
4.860% due 08/22/2008	300	300
4.930% due 02/05/2010	300	301
4.250% due 02/08/2010	100	96
Metlife, Inc.
5.250% due 12/01/2006	300	300
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	151
Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	109
Morgan Stanley
6.600% due 04/01/2012	100	105
5.300% due 03/01/2013	325	318
4.750% due 04/01/2014	400	374
5.375% due 10/15/2015	250	243
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	248
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	216
Preferred Term Securities XII
5.470% due 03/24/2034	100	99
Prudential Financial, Inc.
4.104% due 11/15/2006	30	30
5.040% due 06/13/2008	100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	257
Rabobank Capital Funding II
5.260% due 12/29/2049	50	48
Rabobank Capital Funding Trust
5.254% due 12/31/2016	300	284
RBS Capital Trust I
5.512% due 09/29/2049	790	763
Resona Bank Ltd.
5.850% due 09/29/2049	100	97
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	314
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	292
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	97
VTB Capital S.A.
5.680% due 09/21/2007	200	200
Wachovia Bank N.A.
7.800% due 08/18/2010	30	33
5.000% due 08/15/2015	300	284
Wells Fargo & Co.
4.668% due 01/12/2011	200	200
Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

		18,736

Industrials 26.0%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	101
American Airlines, Inc.
6.978% due 04/01/2011	100	103
7.858% due 10/01/2011	100	106
Barrick Gold Corp.
5.800% due 11/15/2034	100	93
Barrick Gold Finance Co.
4.875% due 11/15/2014	100	94
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32
Canadian National Railway Co.
4.400% due 03/15/2013	80	75
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	99
5.850% due 02/01/2035	200	190
CBS Corp.
5.625% due 08/15/2012	500	492
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167
Chesapeake Energy Corp.
7.500% due 06/15/2014	200	210
7.000% due 08/15/2014	23	24
6.375% due 06/15/2015	100	99
Cisco Systems, Inc.
4.850% due 02/20/2009	60	60
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	95
Clorox Co.
5.025% due 12/14/2007	30	30
Comcast Cable Communications
6.750% due 01/30/2011	300	312
8.875% due 05/01/2017	35	42
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	113
Comcast Corp.
5.850% due 01/15/2010	200	201
5.300% due 01/15/2014	100	95
5.900% due 03/15/2016	100	98
7.050% due 03/15/2033	100	103
Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	101
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	99
Cox Communications, Inc.
5.450% due 12/14/2007	100	101
7.750% due 11/01/2010	130	139
6.750% due 03/15/2011	100	103
7.125% due 10/01/2012	100	105
4.625% due 06/01/2013	160	146
CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	200	201
7.300% due 01/15/2012	100	106
DaVita, Inc.
6.625% due 03/15/2013	100	100
Delhaize America, Inc.
8.125% due 04/15/2011	250	271
Delta Air Lines, Inc.
7.379% due 05/18/2010	51	51
7.570% due 11/18/2010	100	100

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  75

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
DR Horton, Inc.
5.625% due 09/15/2014	$200	$189
Duke Energy Field Services LLC
5.375% due 10/15/2015	100	96
EnCana Corp.
4.750% due 10/15/2013	100	95
Enterprise Products Operating LP
5.000% due 03/01/2015	200	186
Fund American Cos., Inc.
5.875% due 05/15/2013	100	98
Gazprom International S.A.
7.201% due 02/01/2020	100	105
Georgia-Pacific Corp.
8.125% due 05/15/2011	100	104
Halliburton Co.
6.000% due 08/01/2006	200	200
Harrah’s Operating Co., Inc.
5.625% due 06/01/2015	200	192
HCA, Inc.
6.950% due 05/01/2012	200	203
Hilton Hotels Corp.
8.250% due 02/15/2011	230	250
Historic TW, Inc.
8.110% due 08/15/2006	100	101
HJ Heinz Co.
6.428% due 12/01/2020	200	204
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	99
International Business Machines Corp.
8.375% due 11/01/2019	30	37
International Paper Co.
6.750% due 09/01/2011	300	312
JC Penney Corp., Inc.
8.000% due 03/01/2010	100	108
7.125% due 11/15/2023	50	54
JetBlue Airways Corp.
9.160% due 03/15/2008	76	77
KB Home
6.375% due 08/15/2011	100	99
5.750% due 02/01/2014	100	92
7.250% due 06/15/2018	100	99
Kern River Funding Corp.
4.893% due 04/30/2018	70	68
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	350	373
5.000% due 12/15/2013	200	190
Kroger Co.
5.500% due 02/01/2013	200	195
Lamar Media Corp.
6.625% due 08/15/2015	100	100
MGM Mirage
6.625% due 07/15/2015	100	99
Motorola, Inc.
7.600% due 01/01/2007	200	203
Newmont Mining Corp.
5.875% due 04/01/2035	100	94
News America Holdings, Inc.
9.250% due 02/01/2013	400	472
Oracle Corp. & Ozark Holding, Inc.
5.000% due 01/15/2011	150	147
Packaging Corp. of America
5.750% due 08/01/2013	100	97
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	283
Petrobras International Finance Co.
9.750% due 07/06/2011	150	177
Phelps Dodge Corp.
9.500% due 06/01/2031	200	260
Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	191
Plum Creek Timberlands LP
5.875% due 11/15/2015	200	196
Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	104
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	100	104
Safeway, Inc.
5.315% due 03/27/2009	200	200
4.950% due 08/16/2010	100	97
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	109
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	62	65
Time Warner, Inc.
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	525
7.700% due 05/01/2032	100	110
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34
Transocean, Inc.
7.500% due 04/15/2031	100	119
Tyson Foods, Inc.
6.600% due 04/01/2016	200	198
United Airlines, Inc.
10.125% due 03/22/2015 (b)	100	54
USX Corp.
6.850% due 03/01/2008	30	31
Vale Overseas Ltd.
6.250% due 01/11/2016	100	99
Valero Energy Corp.
6.125% due 04/15/2007	100	101
3.500% due 04/01/2009	100	95
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31
Walt Disney Co.
6.375% due 03/01/2012	100	104
Waste Management, Inc.
7.000% due 10/15/2006	250	252
7.100% due 08/01/2026	10	11
WellPoint, Inc.
4.250% due 12/15/2009	100	96
Weyerhaeuser Co.
6.125% due 03/15/2007	38	38
Williams Cos., Inc.
6.375% due 10/01/2010	100	99
Wyeth
4.375% due 03/01/2008	100	98
Wynn Las Vegas LLC
6.625% due 12/01/2014	100	98
XTO Energy, Inc.
7.500% due 04/15/2012	100	109
6.250% due 04/15/2013	100	104
6.100% due 04/01/2036	100	98
Yum! Brands, Inc.
8.875% due 04/15/2011	275	310

		14,505

Utilities 16.4%

Appalachian Power Co.
3.600% due 05/15/2008	100	96
AT&T Corp.
9.050% due 11/15/2011	447	484
9.750% due 11/15/2031	200	240
AT&T, Inc.
5.100% due 09/15/2014	300	285
BellSouth Corp.
5.200% due 09/15/2014	300	287
5.200% due 12/15/2016	100	94
British Telecommunications PLC
8.375% due 12/15/2010	100	112
Cingular Wireless LLC
6.500% due 12/15/2011	50	52
Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106
Consumers Energy Co.
5.000% due 02/15/2012	100	96
5.375% due 04/15/2013	100	98
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	360
Duke Energy Corp.
6.250% due 01/15/2012	130	134
6.450% due 10/15/2032	200	205
Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	144
4.875% due 11/01/2011	100	95
Entergy Louisiana LLC
5.560% due 09/01/2015	50	48
Exelon Corp.
5.625% due 06/15/2035	200	182
FirstEnergy Corp.
6.450% due 11/15/2011	100	104
Florida Power Corp.
5.141% due 11/14/2008	50	50
France Telecom S.A.
7.750% due 03/01/2011	230	251
GTE South, Inc.
6.125% due 06/15/2007	30	30
Indianapolis Power & Light
6.300% due 07/01/2013	150	153
Kinder Morgan, Inc.
6.500% due 09/01/2012	40	41
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	206
Nextel Communications, Inc.
7.375% due 08/01/2015	100	105
Niagara Mohawk Power Corp.
7.750% due 05/15/2006	30	30
7.750% due 10/01/2008	30	32
Nisource Finance Corp.
7.875% due 11/15/2010	100	109
Ohio Edison Co.
5.647% due 06/15/2009	100	100
5.450% due 05/01/2015	100	98
Pacific Gas & Electric Co
6.050% due 03/01/2034	300	295
PNPP II Funding Corp.
8.510% due 11/30/2006	31	31
PPL Capital Funding Trust I
4.330% due 03/01/2009	200	192
Progress Energy, Inc.
7.100% due 03/01/2011	200	212
6.850% due 04/15/2012	200	211
PSEG Power LLC
6.950% due 06/01/2012	200	212
8.625% due 04/15/2031	100	127
Qwest Corp.
7.090% due 06/15/2013	100	110
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	49	48
Sierra Pacific Power Co.
6.000% due 05/15/2016	200	198
Southern California Edison Co.
5.000% due 01/15/2014	200	193
Sprint Capital Corp.
6.000% due 01/15/2007	40	40
8.375% due 03/15/2012	500	566
6.875% due 11/15/2028	100	103
System Energy Resources, Inc.
4.875% due 10/01/2007	100	99
TECO Energy, Inc.
6.750% due 05/01/2015	200	207
Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	188
5.250% due 11/15/2013	100	95
Telus Corp.
8.000% due 06/01/2011	30	33

76  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Time Warner Telecom Holdings, Inc.
8.749% due 02/15/2011		$100	$103
TXU Energy Co. LLC
7.000% due 03/15/2013		200	209
Verizon Communications, Inc.
5.350% due 02/15/2011		200	198
Verizon Global Funding Corp.
7.375% due 09/01/2012		300	325
7.750% due 12/01/2030		200	222
Verizon New England, Inc.
6.500% due 09/15/2011		200	203
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	200
Virginia Electric & Power Co.
5.375% due 02/01/2007		80	80
Vodafone Group PLC
3.950% due 01/30/2008		30	29
7.750% due 02/15/2010		30	32

			9,188

Total Corporate Bonds & Notes (Cost $43,455)			42,429

U.S. GOVERNMENT AGENCIES 7.8%

Fannie Mae
5.500% due 04/12/2036-05/11/2036 (c)		4,500	4,393

Total U.S. Government Agencies (Cost $4,412)			4,393

SOVEREIGN ISSUES 2.6%

Brazilian Government International Bond
5.250% due 04/15/2009		41	41
5.250% due 04/15/2012		38	38
8.000% due 01/15/2018		126	137
Croatia Government International Bond
5.625% due 07/31/2010		31	31
Korea Development Bank
4.750% due 07/20/2009		300	293
Mexico Government International Bond
8.375% due 01/14/2011		270	300
8.300% due 08/15/2031		80	97
Panama Government International Bond
9.625% due 02/08/2011		100	116
Russia Government International Bond
10.000% due 06/26/2007		83	88
5.000% due 03/31/2030		150	165
South Africa Government International Bond
9.125% due 05/19/2009		30	33
7.375% due 04/25/2012		90	98

Total Sovereign Issues (Cost $1,393)			1,437

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 0.8%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	146
France Telecom S.A.
6.750% due 03/14/2008		90	115
HSBC Holdings PLC
5.375% due 12/20/2012		60	79
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	45
Rogers Wireless, Inc.
7.625% due 12/15/2011		50	46

Total Foreign Currency-Denominated Issues (Cost $417)			431

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 03/19/2007		45	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$200	2
Strike @ JY115.000 Exp. 05/26/2006		100	1

Total Purchased Put Options (Cost $5)			3

	Shares

CONVERTIBLE PREFERRED STOCK 0.2%

Metlife, Inc.
6.375% due 08/15/2008		4,000	108

Total Convertible Preferred Stock (Cost $100)			108

PREFERRED STOCK 0.2%

Goldman Sachs Group, Inc.
5.060% due 12/31/2049		4,000	103

Total Preferred Stock (Cost $100)			103

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 18.5%

Commercial Paper 5.5%

Danske Corp.
4.700% due 06/01/2006		$500	496
DnB NORBank ASA
4.650% due 06/08/2006		1,200	1,189
HBOS Treasury Services PLC
4.670% due 05/23/2006		300	298
Nordea N.A., Inc.
4.650% due 05/15/2006		1,000	995
UBS Finance Delaware LLC
4.440% due 04/28/2006		100	100

			3,078

Repurchase Agreement 2.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,396. Repurchase proceeds are $1,368.)		1,367	1,367

France Treasury Bills 6.1%

2.429% due 05/04/2006-06/15/2006 (c)	EC	2,840	3,430

Netherlands Treasury Bills 0.1%

2.461% due 04/28/2006		50	60

Spain Treasury Bills 3.9%

1.010% due 06/23/2006		1,810	2,181

U.S. Treasury Bills 0.4%
4.496% due 06/15/2006 (d)		$240	238

Total Short-Term Instruments (Cost $10,305)			10,354

Total Investments (a) 106.1% (Cost $60,187)			$59,258

Written Options (f) (0.0%) (Premiums $28)			(27)

Other Assets and Liabilities (Net) (6.1%)			(3,397)

Net Assets 100.0%			$55,834

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $153 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $238 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	72	$(25)
90-Day Eurodollar June Futures	Long	06/2007	30	(39)
90-Day Eurodollar September Futures	Long	09/2007	85	(64)
90-Day Eurodollar September Futures	Short	09/2008	50	21
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	21	(77)

				$(184)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  77

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2006

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$2
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$5,800	(77)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		400	8
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,000	18
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		500	(23)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,540	73
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	4
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(64)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		1,000	(58)

							$(117)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	4
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	2
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	200	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	298	2
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	0
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	200	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	190	1
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	1
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	0.200%	09/20/2006	250	0
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.450% due 07/16/2031	Buy	(3.700)%	12/20/2006	200	2
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	9
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	4.450%	12/20/2006	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250)%	03/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	1
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%	06/20/2010	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	400	(2)
Morgan Stanley Dean Witter & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%	03/20/2011	300	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.150%	06/20/2006	500	4

						$28

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$113.000	05/26/2006	15	$3	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures		112.000	05/26/2006	30	8	1
Call - CBOT U.S. Treasury 10-Year Note June Futures		111.000	05/26/2006	15	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	30	7	8
Put - CBOT U.S. Treasury 10-Year Note June Futures		106.000	05/26/2006	30	7	17

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$100	1	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	200	1	1

					$28	$27

78  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(g)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	58	07/2006	$1	$0	$1
Buy		51	08/2006	0	0	0
Sell	C$	100	05/2006	0	0	0
Buy	CP	14,495	07/2006	0	0	0
Buy		13,000	08/2006	0	0	0
Buy	EC	34	04/2006	0	0	0
Sell		4,755	04/2006	12	(7)	5
Buy	JY	66,158	05/2006	2	0	2
Buy	KW	21,900	07/2006	0	0	0
Buy		8,246	08/2006	0	0	0
Buy		35,969	09/2006	0	0	0
Buy	MP	370	08/2006	0	(1)	(1)
Buy		339	09/2006	0	(1)	(1)
Buy	PN	35	05/2006	0	0	0
Buy		83	08/2006	0	(1)	(1)
Buy		35	09/2006	0	0	0
Buy	PZ	111	05/2006	0	0	0
Buy		34	09/2006	0	0	0
Buy	RP	1,109	08/2006	0	0	0
Buy		911	09/2006	0	0	0
Buy	RR	286	07/2006	0	0	0
Buy		200	08/2006	0	0	0
Buy		1,007	09/2006	0	0	0
Buy	S$	17	07/2006	0	0	0
Buy		53	08/2006	0	0	0
Buy		18	09/2006	0	0	0
Buy	SR	153	05/2006	0	0	0
Buy	SV	834	08/2006	0	0	0
Buy		1,432	09/2006	0	0	0
Buy	T$	241	08/2006	0	0	0
Buy		335	09/2006	0	0	0

				$15	$(10)	$5

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  79

Schedule of Investments

Long-Term U.S. Government Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.6%

Banking & Finance 3.9%

Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$100
Allstate Life Global Funding Trusts
4.683% due 01/25/2008	2,200	2,203
Bayerische Landesbank
6.625% due 06/25/2007	250	253
Citigroup, Inc.
4.707% due 01/30/2009	13,800	13,806
General Electric Capital Corp.
4.880% due 03/04/2008	10,000	10,009
Goldman Sachs Group, Inc.
5.265% due 06/28/2010	2,300	2,312
HSBC Finance Corp.
5.040% due 09/15/2008	15,000	15,048
Inter-American Development Bank
6.625% due 03/07/2007	340	345
JPMorgan Chase & Co.
5.250% due 05/30/2007	50	50
Lehman Brothers Holdings, Inc.
4.713% due 01/23/2009	9,200	9,206
Morgan Stanley
5.800% due 04/01/2007	100	101
4.830% due 02/09/2009	8,000	8,013
Postal Square LP
6.500% due 06/15/2022	1,641	1,712
Pricoa Global Funding I
4.280% due 01/25/2008	2,200	2,203
U.S. Trade Funding Corp.
4.260% due 11/15/2014	7,622	7,362
Wells Fargo & Co.
5.125% due 02/15/2007	250	250
5.000% due 03/23/2010	10,800	10,811

		83,784

Industrials 1.3%

DaimlerChrysler N.A. Holding Corp.
5.330% due 03/13/2009	11,800	11,812
Wal-Mart Stores, Inc.
5.250% due 09/01/2035	17,600	16,022

		27,834

Utilities 0.4%

GTE Corp.
7.510% due 04/01/2009	100	105
Verizon Global Funding Corp.
4.879% due 08/15/2007	9,500	9,503

		9,608

Total Corporate Bonds & Notes (Cost $122,772)		121,226

MUNICIPAL BONDS & NOTES 0.9%

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,172
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,126
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	412
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,239
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	664
Irving, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2003
5.000% due 02/15/2031	1,515	1,558
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,155
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,740
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,052

Total Municipal Bonds & Notes (Cost $17,394)		18,118

U.S. GOVERNMENT AGENCIES 33.5%

Fannie Mae
0.000% due 03/25/2009 (c)	532	499
4.231% due 11/01/2034	1,425	1,408
4.500% due 10/25/2023-10/01/2035 (f)	217,521	200,582
4.520% due 07/01/2035	1,638	1,618
4.691% due 11/28/2035	325	325
4.818% due 03/01/2044	3,094	3,102
4.868% due 09/25/2035	7,187	7,192
4.898% due 07/25/2035	9,400	9,409
4.908% due 09/25/2035	15,000	15,015
4.976% due 03/18/2031	1,591	1,594
5.000% due 11/25/2015-04/25/2035 (f)	19,007	17,801
5.122% due 04/01/2028	185	187
5.160% due 10/01/2024	348	345
5.418% due 10/25/2017	361	365
5.470% due 08/01/2026	20	20
5.500% due 01/01/2033-08/25/2035 (f)	19,008	18,431
5.519% due 11/01/2023	528	537
5.718% due 04/25/2032	310	316
5.800% due 02/09/2026	15,000	14,710
5.840% due 05/01/2025	76	78
6.000% due 05/17/2027	1,854	1,871
6.049% due 02/01/2028	45	46
6.250% due 12/25/2013	7	7
6.469% due 10/01/2024	7	7
6.500% due 11/25/2023-01/25/2024 (f)	642	664
6.531% due 12/01/2027	263	270
6.625% due 11/15/2030	25,000	29,427
6.750% due 06/25/2032	5,120	5,201
6.900% due 05/25/2023	376	378
6.950% due 07/25/2020	117	120
7.000% due 06/25/2022-05/18/2027 (f)	4,809	4,970
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	54	56
9.000% due 08/01/2021-06/01/2027 (f)	162	176
14.600% due 09/25/2007 (b)	0	1
1,197.968% due 08/25/2007 (b)	0	2
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	18,825
5.125% due 07/09/2029	675	655
5.150% due 03/25/2020	1,000	970
5.750% due 12/07/2028	500	525
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,358
3.875% due 10/23/2006	24,000	23,839
5.120% due 01/10/2013	6,500	6,347
5.500% due 04/17/2006	12,000	12,002
Federal Housing Administration
3.000% due 11/25/2019	414	414
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	1,872	1,869
7.430% due 10/01/2022-06/01/2024 (f)	1,376	1,388
Freddie Mac
0.000% due 12/11/2025 (c)	34,600	11,957
3.750% due 11/15/2006	50,000	49,591
3.880% due 10/25/2023	147	146
4.375% due 11/16/2007	10,000	9,891
4.500% due 05/15/2025-07/15/2035 (f)	19,450	15,895
4.750% due 01/19/2016	25,500	24,665
4.818% due 10/25/2044	23,574	23,722
5.000% due 06/15/2013-09/15/2035 (f)	26,658	23,714
5.018% due 07/25/2044	6,629	6,663
5.125% due 04/18/2011	27,000	26,987
5.249% due 06/15/2030-12/15/2032 (f)	1,116	1,132
5.297% due 06/01/2022	12	12
5.299% due 06/15/2031	380	385
5.345% due 10/01/2026	64	65
5.400% due 03/17/2021	20,000	19,486
5.500% due 06/15/2034-06/15/2035 (f)	7,651	6,962
5.625% due 11/23/2035	21,800	21,002
5.902% due 09/01/2027	170	169
5.952% due 01/01/2028	66	68
6.000% due 04/15/2034	6,357	6,178
6.003% due 01/01/2028	325	332
6.250% due 09/15/2023	5,000	5,072
6.500% due 11/15/2008 (b)	75	4
6.500% due 05/01/2022-10/25/2043 (f)	3,282	3,343
6.823% due 12/01/2024	66	67
7.000% due 12/15/2023 (b)	59	7
7.000% due 09/01/2007-01/15/2024 (f)	854	875
7.511% due 02/01/2028	330	333
Government National Mortgage Association
4.375% due 02/20/2017-05/20/2030 (f)	3,272	3,287
4.500% due 03/20/2021	27	27
4.750% due 09/20/2017-09/20/2026 (f)	917	924
5.000% due 09/20/2035	24,834	20,713
5.125% due 12/20/2017-11/20/2027 (f)	564	569
5.500% due 02/20/2033	2,000	1,962
5.726% due 03/20/2031	2,216	2,249
6.000% due 08/20/2033	2,349	2,336
7.000% due 03/16/2029	407	417
Small Business Administration
5.240% due 08/01/2023	6,920	6,835
Tennessee Valley Authority
5.375% due 04/01/2056	7,100	7,000

Total U.S. Government Agencies (Cost $740,566)		722,985

U.S. TREASURY OBLIGATIONS 60.2%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	37,050	37,458
2.375% due 01/15/2025	27,985	28,133
2.000% due 01/15/2026	40,966	38,835

80  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds
7.250% due 05/15/2016	$123,000	$145,505
8.000% due 11/15/2021	100,000	131,391
6.250% due 08/15/2023	237,700	269,660
6.000% due 02/15/2026	297,950	332,540
5.250% due 11/15/2028	80,900	83,093
4.500% due 02/15/2036	245,800	230,706

Total U.S. Treasury Obligations (Cost $1,331,055)		1,297,321

MORTGAGE-BACKED SECURITIES 6.3%

Banc of America Funding Corp.
4.627% due 02/20/2036	10,727	10,551
Banc of America Mortgage Securities
5.474% due 10/20/2032	841	840
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033	268	267
5.369% due 04/25/2033	725	719
4.883% due 01/25/2034	827	815
4.750% due 10/25/2035	13,885	13,610
Bear Stearns Mortgage Securities, Inc.
4.517% due 06/25/2030	99	101
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/2020	4,100	4,102
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,735	5,087
5.028% due 05/25/2035	4,003	4,009
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 03/25/2035	5,902	5,935
5.108% due 04/25/2035	1,946	1,956
5.158% due 06/25/2035	3,367	3,380
CS First Boston Mortgage Securities Corp.
5.368% due 04/25/2033	257	258
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	529	531
Freddie Mac
7.275% due 07/25/2011	2,414	2,397
GS Mortgage Securities Corp.
4.270% due 11/15/2015	90	90
Harborview Mortgage Loan Trust
4.996% due 05/19/2035	3,547	3,554
Impac CMB Trust
5.249% due 09/25/2034	4,469	4,320
5.068% due 10/25/2035	17,805	17,837
MASTR Asset Securitization Trust
5.500% due 09/25/2033	851	827
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	11,120	10,952
Residential Accredit Loans, Inc.
5.218% due 01/25/2033	360	362
5.218% due 03/25/2033	898	900
Sequoia Mortgage Trust
5.116% due 06/20/2032	1,097	1,099
5.126% due 07/20/2033	3,012	3,029
Structured Adjustable Rate Mortgage Loan Trust
0.000% due 08/25/2035	14,000	14,026
Structured Asset Mortgage Investments, Inc.
5.196% due 10/19/2033	967	971
Structured Asset Securities Corp.
6.250% due 01/25/2032	20	20
Washington Mutual, Inc.
5.088% due 12/25/2027	2,257	2,257
4.359% due 05/25/2041	1,023	1,027
5.151% due 06/25/2042	518	521
5.128% due 01/25/2045	5,356	5,381
5.048% due 04/25/2045	2,897	2,898
5.108% due 10/25/2045	4,705	4,730
4.751% due 02/25/2046	5,453	5,460

Total Mortgage-Backed Securities (Cost $135,514)		134,819

ASSET-BACKED SECURITIES 7.6%

AAA Trust
4.681% due 11/26/2035	1,414	1,416
ACE Securities Corp.
4.928% due 10/25/2035	12,511	12,521
4.898% due 02/25/2036	1,880	1,881
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	489	490
4.898% due 03/25/2036	1,368	1,369
Amortizing Residential Collateral Trust
5.108% due 07/25/2032	23	23
Argent Securities, Inc.
4.938% due 10/25/2035	6,020	6,025
4.918% due 11/25/2035	2,289	2,291
Asset-Backed Funding Certificates
4.928% due 06/25/2035	7,451	7,455
Bayview Financial Acquisition Trust
5.271% due 05/28/2034	701	702
Bear Stearns Asset-Backed Securities, Inc.
4.993% due 06/25/2031	143	143
5.028% due 07/25/2031	2,724	2,727
5.028% due 09/25/2031	1,402	1,404
5.148% due 10/25/2032	330	330
5.018% due 09/25/2034	2,711	2,714
5.068% due 06/25/2035	1,075	1,076
5.088% due 09/25/2035	4,649	4,652
5.318% due 11/25/2042	2,217	2,224
Carrington Mortgage Loan Trust
4.908% due 05/25/2035	682	683
Centex Home Equity
4.888% due 03/25/2035	1,022	1,023
Chase Funding Mortgage Loan Asset-Backed Certificates
5.318% due 10/25/2031	297	297
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	230	230
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035	4,680	4,683
Countrywide Asset-Backed Certificates
5.158% due 05/25/2033	1,377	1,379
4.918% due 01/25/2036	4,730	4,734
5.008% due 01/25/2036	1,800	1,801
4.765% due 02/25/2036	2,566	2,567
CS First Boston Mortgage Securities Corp.
5.068% due 01/25/2043	4,291	4,292
FBR Securitization Trust
4.928% due 10/25/2035	2,718	2,720
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 03/25/2034	171	171
First NLC Trust
4.928% due 09/25/2035	1,403	1,404
Fremont Home Loan Trust
5.048% due 11/25/2034	677	677
4.918% due 06/25/2035	21	20
GSAMP Trust
4.938% due 12/25/2035	1,705	1,706
GSR Mortgage Loan Trust
4.918% due 11/25/2030	2,622	2,623
Home Equity Asset Trust
4.928% due 02/25/2036	5,072	5,076
Home Equity Mortgage Trust
4.695% due 05/25/2036	939	939
4.785% due 05/25/2036	5,084	5,088
Household Mortgage Loan Trust
5.076% due 05/20/2032	1,016	1,017
IXIS Real Estate Capital Trust
4.968% due 09/25/2035	3,000	3,002
LA Arena Funding LLC
7.656% due 12/15/2026	89	94
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034	7,486	7,495
MBNA Credit Card Master Note Trust
5.249% due 03/15/2010	3,900	3,925
Merrill Lynch Mortgage Investors, Inc.
4.918% due 06/25/2036	6,070	6,073
4.975% due 06/25/2036	10,000	9,996
Nelnet Student Loan Trust
4.750% due 08/23/2011	2,000	2,002
Novastar Home Equity Loan
5.378% due 01/25/2031	17	17
NPF XII, Inc.
2.240% due 10/01/2003 (e)	3,000	186
Option One Mortgage Loan Trust
4.291% due 11/25/2035	5,280	5,284
Park Place Securities, Inc.
4.898% due 06/25/2035	781	782
Renaissance Home Equity Loan Trust
4.968% due 11/25/2035	1,031	1,032
Residential Asset Mortgage Products, Inc.
4.988% due 06/25/2024	350	351
4.928% due 05/25/2025	1,302	1,303
5.158% due 11/25/2033	1,021	1,022
4.918% due 03/25/2035	2,999	3,002
Residential Asset Securities Corp.
4.928% due 04/25/2025	1,321	1,322
5.088% due 04/25/2032	588	589
SACO I, Inc.
4.928% due 11/25/2020	3,259	3,261
5.198% due 11/25/2035	4,052	4,055
5.088% due 12/25/2035	1,056	1,057
SLM Student Loan Trust
4.653% due 04/25/2014	1,015	1,016
SMS Student Loan Trust
5.262% due 10/27/2025	613	614
Soundview Home Equity Loan Trust
4.928% due 05/25/2035	987	987
4.918% due 07/25/2035	1,090	1,090
4.918% due 12/25/2035	1,776	1,777
Structured Asset Securities Corp.
4.898% due 01/25/2035	751	751
4.908% due 02/25/2035	857	858
4.918% due 08/25/2035	3,961	3,964
Terwin Mortgage Trust
4.998% due 07/25/2036	4,537	4,544

Total Asset-Backed Securities (Cost $166,274)		164,024

SOVEREIGN ISSUES 0.8%

Overseas Private Investment Corp.
2.360% due 08/15/2007	938	929
3.800% due 08/15/2007	9,130	10,317
5.140% due 08/15/2007	2,074	2,044
4.736% due 03/15/2022	4,300	4,078

Total Sovereign Issues (Cost $17,383)		17,368

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	1,127	7
Strike @ $92.750 Exp. 12/18/2006	2,495	16
Strike @ $92.500 Exp. 12/18/2006	250	2
90-Day Eurodollar June Futures (CME)
Strike @ $94.625 Exp. 06/19/2006	4,828	151
Strike @ $94.375 Exp. 06/19/2006	2,000	12

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  81

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

March 31, 2006

	# of Contracts	Value (000s)
U.S. Treasury 30-Year Bonds June Futures (CBOT)
Strike @ $100.000 Exp. 05/26/2006	160	$2

Total Purchased Put Options (Cost $147)		190

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 4.2%

Commercial Paper 2.6%

Countrywide Bank N.A.
4.750% due 09/15/2006	$6,500	6,500
Freddie Mac
4.650% due 04/03/2006	49,000	49,000

		55,500

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $5,929. Repurchase proceeds are $5,811.)	5,809	5,809

U.S. Treasury Bills 1.4%

4.503% due 06/01/2006-06/15/2006 (f)(g)(h)(i)	30,180	29,879

Total Short-Term Instruments (Cost $91,218)		91,188

Total Investments (a) 119.1% (Cost $2,622,323)		$2,567,239

Written Options (k) (0.1%) (Premiums $2,221)		(2,373)

Other Assets and Liabilities (Net) (19.0%)		(408,540)

Net Assets 100.0%		$2,156,326

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $40,143 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Principal only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security is in default.
(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(g)	Securities with an aggregate market value of $5,694 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(h)	Securities with an aggregate market value of $6,434 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(i)	Securities with an aggregate market value of $17,751 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	8,485	$(9,744)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	2,797	(1,817)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	5,570	(19,121)
U.S. Treasury 5-Year Note Futures	Long	06/2006	206	(163)

				$(30,845)

(j)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$26,200	$(538)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	260,000	(3,391)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	7,000	(108)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	68,000	(1,586)

						$(5,623)

82  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(k)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	460	$200	$7
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	1,391	597	1,269
Put - CME 90-Day Eurodollar June Futures	95.000	06/19/2006	328	163	180

				$960	$1,456

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$53
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	171
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	111
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	340	358
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	53
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	171

							$1,261	$917

(l)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	4.500%	04/12/2036	$208,500	$193,221	$192,341
Fannie Mae	6.000%	04/12/2036	67,000	67,173	67,000
U.S. Treasury Bond	5.375%	02/15/2031	354,400	383,831	376,446
U.S. Treasury Note	4.250%	01/15/2011	311,200	304,132	306,501
U.S. Treasury Note	4.500%	02/15/2016	77,700	76,001	76,144

				$1,024,358	$1,018,432

*	Market value includes $6,747 of interest payable on short sales.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  83

Schedule of Investments

Low Duration Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.7%

Banking & Finance 5.9%

American General Finance Corp.
4.980% due 03/23/2007	$8,700	$8,706
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	2,700	2,677
Bear Stearns Cos., Inc.
4.890% due 03/08/2007	81,250	81,315
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	147
CIT Group, Inc.
5.160% due 09/20/2007	9,200	9,233
4.984% due 05/23/2008	9,200	9,228
Citigroup, Inc.
4.740% due 11/01/2007	3,600	3,605
4.730% due 05/02/2008	33,000	33,034
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	5,312
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,051
7.100% due 03/15/2007	6,700	6,808
Ford Motor Credit Co.
7.750% due 02/15/2007	13,700	13,494
5.880% due 03/21/2007	3,759	3,704
7.200% due 06/15/2007	4,600	4,541
General Electric Capital Corp.
2.750% due 09/25/2006	200	198
4.905% due 01/15/2008	22,700	22,733
General Motors Acceptance Corp.
6.125% due 09/15/2006	3,940	3,922
7.430% due 12/01/2021	156	157
Golden West Financial Corp.
5.500% due 08/08/2006	700	701
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	27,600	27,613
4.669% due 10/05/2007	3,000	3,008
4.810% due 11/10/2008	31,800	31,831
5.025% due 12/22/2008	36,400	36,432
HSBC Bank USA N.A.
4.710% due 07/28/2008	22,400	22,428
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	7,863
HSBC Finance Corp.
5.030% due 10/04/2007	48,200	48,254
5.040% due 09/15/2008	16,600	16,654
International Lease Finance Corp.
3.125% due 05/03/2007	300	293
John Deere Capital Corp.
4.860% due 08/24/2006	12,700	12,705
4.500% due 08/25/2008	900	884
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	29,970	30,011
Merrill Lynch & Co., Inc.
4.765% due 07/27/2007	7,200	7,214
Morgan Stanley
4.725% due 01/18/2008	12,100	12,124
4.830% due 02/09/2009	8,500	8,514
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (j)	42,600	42,600
Phoenix Quake Ltd.
7.440% due 07/03/2008	6,500	6,604
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008	3,000	2,705
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	6,400	6,486
Pricoa Global Funding I
4.970% due 09/12/2008	10,000	10,012
4.890% due 03/03/2009	22,000	22,009
Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,364
Putnam CBO I Ltd.
5.049% due 06/12/2009	749	756
Royal Bank of Scotland Group PLC
4.664% due 07/21/2008	28,600	28,620
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	68,300	68,370
Vita Capital Ltd.
6.340% due 01/01/2007	3,800	3,803
Wachovia Corp.
4.710% due 10/28/2008	21,900	21,923

		717,646

Industrials 1.7%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,062
7.650% due 07/01/2008	7,500	7,841
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	13,800	13,804
5.100% due 03/07/2007	25,600	25,616
5.360% due 09/10/2007	10,500	10,534
4.050% due 06/04/2008	80	78
Devon Energy Corp.
2.750% due 08/01/2006	10,400	10,311
El Paso Corp.
6.500% due 05/15/2006	6,350	6,366
7.625% due 09/01/2008	1,075	1,102
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	12,298
HCA, Inc.
8.850% due 01/01/2007	1,200	1,232
5.250% due 11/06/2008	3,450	3,408
Historic TW, Inc.
8.110% due 08/15/2006	3,400	3,432
8.180% due 08/15/2007	5,000	5,179
Kroger Co.
7.625% due 09/15/2006	2,250	2,271
7.800% due 08/15/2007	955	984
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	46,470	46,506
Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,723
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,848
Time Warner, Inc.
6.125% due 04/15/2006	5,500	5,501
Tyco International Group S.A.
5.800% due 08/01/2006	5,600	5,607

		200,703

Utilities 1.1%

American Electric Power Co., Inc.
6.125% due 05/15/2006	17,631	17,646
BellSouth Corp.
4.258% due 04/26/2021	20,175	20,163
Dominion Resources, Inc.
5.049% due 05/15/2006	4,500	4,500
3.660% due 11/15/2006	6,705	6,636
5.265% due 09/28/2007	10,755	10,769
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,605
Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,602
Southern California Edison Co.
4.767% due 02/02/2009	20,470	20,484
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,547
TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,584

		131,536

Total Corporate Bonds & Notes (Cost $1,068,635)		1,049,885

U.S. GOVERNMENT AGENCIES 25.9%

Fannie Mae
0.950% due 03/25/2009 (d)	1,091	12
3.998% due 11/01/2017	47	47
4.000% due 05/01/2011	302	289
4.234% due 04/01/2034	6,019	5,909
4.250% due 07/01/2017-05/25/2033 (c)	13,655	13,094
4.285% due 04/26/2035	4,176	4,177
4.362% due 03/01/2035	12,561	12,426
4.440% due 08/01/2017-07/01/2018 (c)	25	25
4.467% due 12/01/2017	34	34
4.500% due 06/01/2011-08/01/2035 (c)	48,045	46,106
4.540% due 06/01/2017	26	26
4.557% due 02/01/2028	16	16
4.560% due 09/01/2035	19,750	19,515
4.564% due 01/01/2021	42	41
4.603% due 01/01/2028	117	117
4.673% due 05/01/2035	15,658	15,380
4.675% due 07/01/2035	17,315	17,028
4.676% due 07/01/2035	21,853	21,466
4.727% due 03/01/2035	3,444	3,417
4.730% due 01/01/2035	24,235	23,887
4.810% due 09/22/2006	57,600	57,598
4.818% due 07/01/2042	34,154	34,268
4.858% due 07/25/2035	5,417	5,421
4.868% due 09/25/2035-09/01/2041 (c)	81,471	81,916
4.884% due 04/01/2018	1,588	1,589
4.908% due 07/25/2017	813	822
4.926% due 10/01/2035	10,371	10,180
4.997% due 12/01/2023	51	51
5.000% due 12/01/2013-05/11/2036 (c)	1,501,722	1,465,582
5.018% due 10/01/2030-11/01/2039 (c)	3,116	3,148
5.155% due 11/01/2017	102	102
5.168% due 03/25/2044	1,592	1,594
5.218% due 05/25/2031-06/25/2032 (c)	4,241	4,246
5.379% due 06/01/2022	13	13
5.420% due 11/01/2018	5	5
5.444% due 04/25/2022	27	28
5.467% due 09/01/2032	3,561	3,567
5.500% due 10/01/2008-04/12/2036 (c)	462,356	453,300
5.725% due 11/01/2027	171	175
5.755% due 07/01/2017	86	87
5.794% due 04/01/2024	368	377
6.000% due 03/01/2009-04/12/2036 (c)	93,595	94,870
6.049% due 02/01/2028	600	617
6.109% due 10/01/2024	434	444
6.170% due 01/01/2024	17	18
6.273% due 08/01/2029	1,604	1,624
6.284% due 07/01/2023	98	100
6.500% due 03/25/2009 (d)	259	17
6.500% due 06/01/2008-12/25/2042 (c)	35,157	36,227
6.661% due 01/01/2024	342	350
7.000% due 01/01/2008-01/01/2032 (c)	10,938	11,072
7.500% due 02/01/2013	8	8
8.000% due 12/25/2021-11/01/2031 (c)	5,465	5,832
8.500% due 02/01/2017-04/01/2025 (c)	300	320
8.800% due 01/25/2019	145	154
9.000% due 03/25/2021-01/01/2025 (c)	546	586
9.250% due 10/25/2018	9	10
9.500% due 03/25/2020-11/01/2025 (c)	1,319	1,439

84  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
10.000% due 10/01/2009-05/01/2022 (c)	$100	$103
10.500% due 07/01/2014-12/01/2024 (c)	9	10
11.000% due 11/01/2020	8	9
11.250% due 10/01/2015	9	10
11.500% due 11/01/2019-02/01/2020 (c)	10	11
11.750% due 02/01/2016	12	13
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	4	4
15.500% due 10/01/2012-12/01/2012 (c)	1	1
15.750% due 12/01/2011	5	6
16.000% due 09/01/2012-12/01/2012 (c)	3	3
256.000% due 11/01/2008 (d)	1	2
Federal Home Loan Bank
0.000% due 02/05/2007	11,100	10,291
2.250% due 05/15/2006	90	90
Federal Housing Administration
7.421% due 11/01/2019	39	39
7.430% due 10/01/2020-11/01/2025 (c)	10,132	10,217
Freddie Mac
3.000% due 02/15/2023	4,602	4,535
4.000% due 09/15/2015 (d)	5,075	660
4.000% due 01/15/2024	300	291
4.375% due 03/01/2017	60	60
4.500% due 06/01/2018	58	55
4.718% due 06/01/2035	77,210	75,239
4.719% due 08/01/2035	125,628	123,504
4.738% due 08/15/2032	1,232	1,237
4.807% due 02/01/2020	529	528
4.827% due 08/01/2035	33,841	33,561
4.921% due 07/01/2035	32,553	32,166
5.000% due 04/15/2016-07/15/2024 (c)	86,147	85,348
5.078% due 08/25/2031	8,730	8,777
5.098% due 09/25/2031	15,962	15,970
5.099% due 12/15/2030	21,456	21,541
5.149% due 06/15/2018	7,151	7,159
5.199% due 11/15/2030	19	19
5.500% due 02/15/2014-07/15/2034 (c)	40,300	40,176
5.532% due 07/01/2018	86	88
5.700% due 10/15/2020	93	93
5.701% due 12/01/2022	91	93
5.750% due 03/15/2021	62	62
5.792% due 06/01/2024	126	128
5.798% due 09/01/2023	42	43
5.875% due 01/01/2017	9	9
5.892% due 11/01/2022	425	433
5.903% due 10/01/2023	264	270
5.960% due 10/01/2027	73	74
5.990% due 01/01/2024	472	482
6.000% due 06/01/2006-01/01/2033 (c)	23,263	23,550
6.057% due 11/01/2023	49	50
6.415% due 01/01/2024	180	185
6.500% due 08/15/2011-07/25/2043 (c)	94,531	95,986
6.625% due 02/01/2023	8	8
6.710% due 03/01/2024	19	19
7.000% due 01/01/2030-04/01/2032 (c)	125	130
7.500% due 07/15/2030	1,030	1,050
8.000% due 07/01/2006-12/01/2024 (c)	529	556
8.250% due 10/01/2007-01/01/2009 (c)	3	3
8.500% due 01/01/2007-11/01/2025 (c)	1,249	1,346
9.000% due 12/15/2020-08/01/2022 (c)	567	593
9.500% due 03/01/2010-09/01/2021 (c)	161	165
9.750% due 11/01/2008	53	55
10.000% due 03/01/2016-05/15/2020 (c)	77	79
10.500% due 10/01/2010-02/01/2016 (c)	4	5
10.750% due 09/01/2009-08/01/2011 (c)	23	24
11.500% due 10/01/2015-01/01/2016 (c)	8	8
11.750% due 08/01/2015	1	1
14.000% due 09/01/2012-04/01/2016 (c)	2	2
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011-12/01/2011 (c)	1	1
Government National Mortgage Association
4.000% due 07/16/2027-02/20/2032 (c)	25,015	24,884
4.375% due 04/20/2016-05/20/2030 (c)	11,605	11,681
4.500% due 07/20/2030-03/20/2031 (c)	515	519
4.625% due 03/20/2019	45	45
4.750% due 08/20/2022-07/20/2027 (c)	6,856	6,899
5.125% due 10/20/2023-12/20/2027 (c)	5,312	5,345
5.301% due 12/16/2025	261	264
6.000% due 01/15/2029-10/15/2032 (c)	403	408
6.500% due 09/15/2032-05/15/2034 (c)	94	98
7.000% due 03/15/2011-10/15/2011 (c)	27	27
7.500% due 02/15/2007-09/15/2031 (c)	353	372
8.000% due 11/15/2006-06/20/2031 (c)	3,592	3,814
8.500% due 12/15/2021-08/15/2030 (c)	122	132
9.000% due 03/15/2017-11/15/2030 (c)	434	473
9.500% due 10/15/2016-06/15/2025 (c)	31	34
9.750% due 08/15/2017	23	25
10.000% due 10/15/2013-11/15/2020 (c)	9	10
10.500% due 11/15/2019-02/15/2021 (c)	3	3
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	7	8
11.750% due 08/15/2013	5	5
12.000% due 06/20/2015	1	2
13.000% due 10/15/2013	4	5
13.500% due 05/15/2011-11/15/2012 (c)	9	9
16.000% due 02/15/2012	8	10
Small Business Administration
7.640% due 03/10/2010	424	446

Total U.S. Government Agencies (Cost $3,180,635)		3,113,522

MORTGAGE-BACKED SECURITIES 13.6%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	77,962	76,382
4.390% due 02/25/2045	25,360	24,688
4.440% due 02/25/2045	74,235	72,343
Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043	4,391	4,334
Banc of America Funding Corp.
4.115% due 05/25/2035	330,988	320,578
Banc of America Mortgage Securities
6.500% due 10/25/2031	13,722	13,835
5.446% due 10/20/2032	2,403	2,402
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030	289	289
5.346% due 01/25/2033	4,923	4,907
5.619% due 01/25/2033	2,667	2,652
5.062% due 03/25/2033	14,091	14,028
5.450% due 03/25/2033	29,634	29,262
4.815% due 01/25/2034	24,260	23,909
4.625% due 10/25/2035	71,687	69,828
4.750% due 10/25/2035	91,627	88,760
4.799% due 11/25/2035	124,122	122,336
Bear Stearns Alt-A Trust
5.312% due 03/25/2035	50,319	49,573
5.415% due 05/25/2035	52,755	52,774
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019	10	10
5.750% due 02/25/2033	1,033	1,031
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	13,170	13,217
Countrywide Home Loan Mortgage Pass-Through Trust
5.108% due 04/25/2035	11,176	11,203
5.250% due 11/20/2035	43,565	43,099
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	11,686	11,750
5.148% due 03/25/2032	5,821	5,821
6.173% due 06/25/2032	751	749
5.679% due 10/25/2032	1,297	1,295
5.368% due 08/25/2033	319	320
4.938% due 12/15/2040	21,111	20,925
DLJ Acceptance Trust
11.000% due 08/01/2019	115	124
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	205
Drexel Burnham Lambert CMO Trust
5.380% due 05/01/2016	5	5
First Horizon Alternative Mortgage Securities
4.754% due 06/25/2034	28,977	28,527
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2,442	2,426
4.541% due 09/25/2035	124,598	121,818
4.547% due 09/25/2035	18,288	18,038
Impac CMB Trust
5.068% due 01/25/2034	15,357	15,375
Imperial Savings Association
8.428% due 02/25/2018	72	72
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	21	22
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	27,314	27,122
Mastr Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	11,819	11,128
3.787% due 12/21/2034	11,129	11,061
MASTR Asset Securitization Trust
5.500% due 09/25/2033	29,655	28,830
Mellon Residential Funding Corp.
4.354% due 07/25/2029	1,571	1,575
4.989% due 06/15/2030	35,555	35,508
Merrill Lynch Mortgage Investors, Inc.
4.495% due 02/25/2035	40,348	39,299
Nationslink Funding Corp.
5.048% due 11/10/2030	511	513
Prime Mortgage Trust
5.218% due 02/25/2019	2,636	2,641
5.218% due 02/25/2034	10,892	10,928

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  85

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Prudential-Bache CMO Trust
8.400% due 03/20/2021		$411	$411
RAAC Series
5.000% due 09/25/2034		3,240	3,187
Resecuritization Mortgage Trust
5.068% due 04/26/2021		270	262
Salomon Brothers Mortgage Securities
8.000% due 09/25/2030		35	35
Sears Mortgage Securities
12.000% due 02/25/2014		13	13
Sequoia Mortgage Trust
5.076% due 08/20/2032		11,930	11,943
SLH Mortgage Trust
9.600% due 03/25/2021		173	172
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,008	1,006
5.106% due 09/19/2032		20,042	20,074
5.098% due 02/25/2036		10,477	10,472
Structured Asset Securities Corp.
6.250% due 01/25/2032		915	913
6.150% due 07/25/2032		954	970
Torrens Trust
5.009% due 07/15/2031		1,198	1,199
Vendee Mortgage Trust
6.500% due 05/15/2029		43,754	44,372
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033		510	508
6.094% due 02/25/2033		1,517	1,519
Washington Mutual, Inc.
4.816% due 10/25/2032		121	120
4.597% due 02/27/2034		16,764	16,460
5.108% due 06/25/2042		19,149	19,262
5.018% due 08/25/2042		13,445	13,317
5.108% due 10/25/2045		16,185	16,272
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		41,961	41,573

Total Mortgage-Backed Securities (Cost $1,668,353)			1,641,577

ASSET-BACKED SECURITIES 8.0%

AAA Trust
4.918% due 04/25/2035		20,015	20,052
Accredited Mortgage Loan Trust
4.918% due 07/25/2035		3,648	3,650
ACE Securities Corp.
4.928% due 10/25/2035		102,762	102,845
Aegis Asset-Backed Securities Trust
4.938% due 03/25/2035		888	889
Amortizing Residential Collateral Trust
5.108% due 07/25/2032		744	741
Argent Securities, Inc.
4.938% due 10/25/2035		24,292	24,310
4.958% due 12/25/2035		71,803	71,857
Asset-Backed Securities Corp. Home Equity
5.269% due 06/15/2031		7	7
4.918% due 07/25/2035		8,665	8,671
Bear Stearns Asset-Backed Securities, Inc.
5.018% due 09/25/2034		12,586	12,602
5.268% due 03/25/2043		9,653	9,676
Carrington Mortgage Loan Trust
4.908% due 05/25/2035		6,852	6,857
4.898% due 06/25/2035		6,362	6,366
Chase Funding Mortgage Loan Asset-Backed Certificates
5.138% due 11/25/2031		4,619	4,622
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033		4,657	4,668
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		7,475	7,481
4.928% due 09/25/2035		27,318	27,338
Community Program Loan Trust
4.500% due 10/01/2018		6,662	6,528
Countrywide Asset-Backed Certificates
4.908% due 03/25/2035		1,584	1,585
4.938% due 03/25/2035		7,675	7,680
4.898% due 06/25/2035		12,195	12,204
4.908% due 07/25/2035		9,730	9,737
4.918% due 08/25/2035		28,149	28,170
4.898% due 10/25/2035		43,419	43,451
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032		207	207
Equity One ABS, Inc.
5.098% due 11/25/2032		11,217	11,240
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		2,500	2,502
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		18,651	18,665
First NLC Trust
4.928% due 09/25/2035		16,278	16,289
4.928% due 12/25/2035		14,808	14,818
First USA Credit Card Master Trust
4.838% due 01/12/2009		12,895	12,905
Fremont Home Loan Trust
4.928% due 06/25/2035		3,955	3,957
4.908% due 01/25/2036		25,694	25,714
GSAMP Trust
4.928% due 01/25/2036		23,395	23,411
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033		15,217	15,270
Household Mortgage Loan Trust
5.076% due 05/20/2032		2,164	2,165
IXIS Real Estate Capital Trust
4.898% due 09/25/2035		7,742	7,747
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		34,040	34,067
4.908% due 01/25/2036		29,547	29,566
Metris Master Trust
5.096% due 11/20/2009		20,400	20,420
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		73	74
Nelnet Student Loan Trust
4.653% due 01/25/2016		2,674	2,676
New Century Home Equity Loan Trust
4.928% due 09/25/2035		42,595	42,627
Ocwen Mortgage Loan Asset-Backed Certificates
5.245% due 10/25/2029		12	12
Option One Mortgage Loan Trust
4.918% due 08/25/2035		26,122	26,142
Park Place Securities, Inc.
4.928% due 08/25/2035		26,221	26,243
Quest Trust
4.898% due 12/25/2035		14,649	14,660
Renaissance Home Equity Loan Trust
5.168% due 08/25/2032		931	935
Residential Asset Mortgage Products, Inc.
4.948% due 05/25/2027		3,116	3,118
Residential Asset Securities Corp.
5.048% due 06/25/2031		8	8
SACO I, Inc.
4.928% due 09/25/2035		41,573	41,597
SLM Student Loan Trust
4.960% due 03/15/2013		6,270	6,273
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		6,249	6,253
4.918% due 07/25/2035		4,359	4,362
4.928% due 11/25/2035		54,353	54,393
4.918% due 12/25/2035		14,919	14,930
Structured Asset Securities Corp.
5.108% due 01/25/2033		754	757
4.918% due 08/25/2035		23,767	23,784
Wachovia Auto Owner Trust
4.820% due 02/20/2009		35,500	35,431
WMC Mortgage Loan Pass-Through Certificates
5.429% due 05/15/2030		437	437

Total Asset-Backed Securities (Cost $964,716)			965,642

SOVEREIGN ISSUES 1.0%

Brazilian Government International Bond
5.188% due 04/15/2006		7,232	7,169
5.250% due 04/15/2009		27,302	27,310
5.250% due 04/15/2012		7,494	7,509
8.000% due 01/15/2018		23,100	25,087
Korea Development Bank
5.050% due 11/22/2012		2,200	2,204
Panama Government International Bond
9.375% due 07/23/2012		480	559
Peru Government International Bond
9.125% due 02/21/2012		400	454
Russia Government International Bond
10.000% due 06/26/2007		19,800	20,885
8.250% due 03/31/2010		24,800	26,293

Total Sovereign Issues (Cost $115,587)			117,470

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.0%

JSG Holding PLC
5.716% due 11/29/2014	EC	843	1,039
5.876% due 11/29/2014		651	800
5.886% due 11/29/2014		489	602
5.904% due 11/29/2014		434	533
5.971% due 11/29/2014		1,583	1,949

Total Foreign Currency-Denominated Issues (Cost $4,745)			4,923

	Notional Amount (000s)

PURCHASED CALL OPTIONS (k) 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	57,300	39
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$153,000	2
Strike @ 4.500% Exp. 04/06/2006		208,700	0
Strike @ 4.750% Exp. 05/02/2006		503,000	1
Strike @ 4.750% Exp. 08/07/2006		587,000	197
Strike @ 4.500% Exp. 08/07/2006		326,000	22
Strike @ 4.750% Exp. 08/08/2006		175,000	60
Strike @ 4.500% Exp. 10/04/2006		217,000	43
Strike @ 4.500% Exp. 10/04/2006		160,000	37
Strike @ 4.250% Exp. 10/11/2006		240,000	15
Strike @ 4.250% Exp. 10/12/2006		235,000	15
Strike @ 4.500% Exp. 10/18/2006		449,000	126
Strike @ 4.250% Exp. 10/19/2006		75,000	6

86  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Notional Amount (000s)	Value (000s)
Strike @ 4.250% Exp. 10/24/2006	$132,000	$11
Strike @ 4.250% Exp. 10/25/2006	317,000	26
Strike @ 4.800% Exp. 12/22/2006	375,000	586
Strike @ 5.000% Exp. 03/08/2007	365,000	1,272
Strike @ 5.000% Exp. 03/08/2007	184,000	641

Total Purchased Call Options (Cost $17,773)		3,099

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	6,470	41
Strike @ $92.000 Exp. 12/18/2006	6,062	38
Strike @ $92.750 Exp. 12/18/2006	3,750	23
Strike @ $92.500 Exp. 12/18/2006	2,875	18
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	26,527	166
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006	15,311	96

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006	$11,500	70
Strike @ JY115.000 Exp. 05/26/2006	38,900	306
Strike @ JY116.000 Exp. 05/26/2006	26,600	266
Strike @ JY115.000 Exp. 05/26/2006	18,600	154

Total Purchased Put Options (Cost $2,118)		1,178

	Shares

PREFERRED STOCK 0.9%

DG Funding Trust
6.777% due 12/31/2049	9,632	102,189
Home Ownership Funding Corp.
13.331% due 12/31/2049	8,625	2,068

Total Preferred Stock (Cost $107,332)		104,257

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 38.1%

Certificates of Deposit 4.0%

Barclays Bank PLC
4.530% due 01/29/2007	$125,400	125,383
Citibank New York N.A.
4.720% due 05/17/2006	200,000	200,000
4.820% due 06/07/2006	150,000	150,000

		475,383

Commercial Paper 25.5%

ANZ National (Int’l) Ltd.
4.490% due 04/12/2006	7,000	6,992
ASB Bank Ltd.
4.630% due 05/10/2006	300	299
4.795% due 06/14/2006	300	297
Bank of America Corp.
4.450% due 04/12/2006	25,000	24,972
4.415% due 04/13/2006	100,000	99,877
4.760% due 06/06/2006	100,000	99,103
Bank of Ireland
4.610% due 05/08/2006	4,300	4,281
4.680% due 05/23/2006	5,100	5,067
4.770% due 06/08/2006	500	495
4.760% due 06/09/2006	100,000	99,061
Barclays U.S. Funding Corp.
4.540% due 04/18/2006	500	499
4.645% due 05/15/2006	4,000	3,978
4.675% due 05/23/2006	6,000	5,961
BNP Paribas Finance
4.850% due 04/03/2006	300	300
4.450% due 04/10/2006	3,900	3,897
4.480% due 04/20/2006	9,100	9,081
4.660% due 05/22/2006	400	397
Caisse d’Amortissement de la Dette Sociale
4.540% due 05/24/2006	57,300	56,931
Carolina Power & Light Co.
4.560% due 04/21/2006	22,800	22,748
CBA (de) Finance
4.430% due 04/07/2006	1,900	1,899
4.440% due 04/10/2006	5,600	5,595
4.660% due 05/22/2006	2,900	2,882
4.810% due 06/15/2006	19,575	19,375
4.800% due 06/16/2006	10,700	10,589
4.810% due 06/19/2006	8,900	8,804
Cox Communications, Inc.
4.720% due 07/17/2006	18,100	18,100
Danske Corp.
4.420% due 04/06/2006	2,900	2,899
4.480% due 04/06/2006	4,000	3,998
4.490% due 04/24/2006	4,500	4,488
4.515% due 04/26/2006	1,200	1,197
4.710% due 06/02/2006	2,800	2,776
4.720% due 06/06/2006	300,000	297,309
4.840% due 06/27/2006	25,300	25,000
Dexia Delaware LLC
4.600% due 05/09/2006	1,500	1,493
4.635% due 05/15/2006	3,700	3,680
4.840% due 06/27/2006	1,500	1,482
DnB NORBank ASA
4.500% due 04/05/2006	200	200
4.485% due 04/18/2006	2,200	2,196
4.600% due 04/18/2006	16,200	16,169
4.630% due 04/18/2006	3,700	3,693
4.520% due 04/21/2006	800	798
4.470% due 04/28/2006	2,100	2,093
4.710% due 06/01/2006	3,300	3,275
4.750% due 06/01/2006	2,500	2,481
4.650% due 06/08/2006	10,100	10,007
4.800% due 06/08/2006	800	793
4.755% due 06/13/2006	10,600	10,495
4.790% due 07/10/2006	10,600	10,455
Fannie Mae
4.316% due 04/03/2006	15,900	15,900
4.435% due 04/26/2006	18,800	18,747
4.437% due 04/26/2006	6,500	6,482
4.390% due 05/10/2006	300	299
4.645% due 05/26/2006	2,200	2,185
4.644% due 06/07/2006	1,700	1,685
4.660% due 06/07/2006	3,100	3,072
4.735% due 06/21/2006	12,100	11,966
4.678% due 06/28/2006	5,100	5,039
4.680% due 06/28/2006	1,037	1,025
4.720% due 06/28/2006	3,566	3,523
Federal Home Loan Bank
4.434% due 04/26/2006	12,000	11,964
4.438% due 04/26/2006	144,801	144,390
4.461% due 04/28/2006	32,001	31,900
4.440% due 06/07/2006	7,000	6,936
Florida Power Corp.
4.560% due 04/24/2006	22,800	22,739
4.630% due 04/28/2006	18,900	18,839
ForeningsSparbanken AB
4.420% due 04/04/2006	700	700
4.605% due 05/09/2006	2,400	2,389
4.795% due 06/15/2006	1,300	1,287
Fortis Funding LLC
4.490% due 05/11/2006	300	299
4.810% due 06/22/2006	10,000	9,888
Freddie Mac
4.650% due 04/03/2006	219,300	219,300
4.490% due 05/02/2006	2,500	2,491
4.515% due 05/09/2006	9,200	9,158
4.355% due 05/31/2006	35,000	34,754
4.420% due 06/05/2006	500	496
4.640% due 06/06/2006	3,100	3,072
4.642% due 06/06/2006	22,011	21,814
4.470% due 07/18/2006	1,200	1,182
4.720% due 07/24/2006	1,600	1,575
General Electric Capital Corp.
4.790% due 06/12/2006	14,500	14,358
4.810% due 06/12/2006	650	644
4.870% due 06/29/2006	35,900	35,464
HBOS Treasury Services PLC
4.430% due 04/04/2006	300	300
4.610% due 05/08/2006	800	796
4.610% due 05/09/2006	900	896
4.630% due 05/15/2006	1,900	1,890
4.635% due 05/15/2006	4,900	4,873
4.670% due 05/18/2006	6,000	5,965
4.670% due 05/23/2006	3,700	3,676
4.680% due 05/24/2006	70,000	69,536
4.680% due 05/25/2006	100,000	99,324
4.720% due 06/02/2006	50,100	49,678
4.745% due 06/08/2006	7,400	7,332
4.760% due 06/09/2006	6,200	6,142
4.780% due 06/09/2006	9,100	9,015
4.785% due 06/13/2006	8,200	8,118
4.795% due 06/15/2006	8,100	8,017
ING U.S. Funding LLC
4.660% due 04/13/2006	2,850	2,846
4.480% due 04/19/2006	1,000	998
4.500% due 04/21/2006	9,800	9,778
4.640% due 05/02/2006	5,400	5,380
4.710% due 05/02/2006	8,100	8,069
4.600% due 05/08/2006	4,700	4,679
4.730% due 05/15/2006	7,900	7,856
4.690% due 05/25/2006	700	695
4.780% due 06/09/2006	2,400	2,377
4.820% due 06/19/2006	1,500	1,484
4.830% due 06/19/2006	13,600	13,454
IXIS Commercial Paper Corp.
4.660% due 05/22/2006	32,800	32,592
Nordea N.A., Inc.
4.500% due 04/20/2006	1,300	1,297
4.505% due 04/24/2006	500	499
4.550% due 04/25/2006	11,000	10,969
4.600% due 05/08/2006	6,700	6,670
4.650% due 05/15/2006	1,300	1,293
4.740% due 06/02/2006	900	892
Rabobank USA Financial Corp.
4.830% due 04/03/2006	2,100	2,100
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	13,300	13,262
4.650% due 05/17/2006	200	199
4.675% due 05/24/2006	1,400	1,391
4.710% due 05/30/2006	9,100	9,032

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  87

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		$18,100	$18,084
4.780% due 06/09/2006		4,500	4,458
Societe Generale N.A.
4.430% due 04/06/2006		6,100	6,098
4.430% due 04/20/2006		12,300	12,274
4.440% due 04/20/2006		4,200	4,191
4.670% due 05/22/2006		1,800	1,789
4.670% due 05/23/2006		1,400	1,391
Spintab AB
4.490% due 04/13/2006		1,700	1,698
4.490% due 04/18/2006		7,300	7,286
4.510% due 04/24/2006		147,300	146,912
4.550% due 04/25/2006		4,100	4,089
4.550% due 04/26/2006		1,300	1,296
4.640% due 05/15/2006		17,900	17,803
4.700% due 05/26/2006		2,300	2,284
4.760% due 06/02/2006		900	892
4.870% due 06/29/2006		500	494
Statens Bostadsfin Bank
4.460% due 04/10/2006		3,200	3,197
4.490% due 04/10/2006		10,000	9,991
4.635% due 04/24/2006		3,000	2,992
Svenska Handelsbanken, Inc.
4.425% due 04/05/2006		1,500	1,500
4.430% due 04/10/2006		4,300	4,296
4.550% due 04/27/2006		9,100	9,072
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		15,000	14,996
UBS Finance Delaware LLC
4.830% due 04/03/2006		95,600	95,600
4.430% due 04/10/2006		1,100	1,099
4.440% due 04/10/2006		1,600	1,599
4.480% due 04/20/2006		2,500	2,495
4.640% due 05/08/2006		1,400	1,394
4.660% due 05/22/2006		3,700	3,677
4.670% due 05/23/2006		1,300	1,292
Unicredit Delaware, Inc.
4.680% due 05/23/2006		122,000	121,207
4.800% due 06/15/2006		7,175	7,102
Westpac Capital Corp.
4.620% due 05/08/2006		80,900	80,537
4.700% due 05/23/2006		2,850	2,831
4.730% due 06/05/2006		170,000	168,497
4.780% due 06/05/2006		7,000	6,938
Westpac Trust Securities NZ Ltd.
4.425% due 04/04/2006		500	500
4.420% due 04/21/2006		5,665	5,652
4.520% due 04/25/2006		50,000	49,862
4.660% due 06/08/2006		45,500	45,079
World Bank
4.610% due 04/03/2006		200,000	200,000

			3,069,833

Repurchase Agreement 0.0%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.500% - 4.750% due 02/28/2011 - 03/31/2011 valued at $5,246. Repurchase proceeds are $5,102.)		5,100	5,100

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $21,271. Repurchase proceeds are $20,861.)		20,853	20,853

France Treasury Bills 4.9%

2.666% due 04/20/2006-07/20/2006 (c)	EC	487,160	589,069

Germany Treasury Bills 1.8%

2.656% due 08/16/2006-09/13/2006 (c)	EC	118,730	217,740

Netherlands Treasury Bills 0.6%

0.4956% due 06/30/2006		59,600	71,836

Spain Treasury Bills 0.3%

0.000% due 06/23/2006		31,320	37,733

U.S. Treasury Bills 0.8%

4.502% due 06/01/2006-06/15/2006 (c)(e)(f)		$98,455	97,494

Total Short-Term Instruments (Cost $4,587,941)			4,585,041

Total Investments (a) 96.2% (Cost $11,717,835)			$11,586,594

Written Options (h) (0.2%) (Premiums $30,721)			(24,740)

Other Assets and Liabilities (Net) 4.0%			485,052

Net Assets 100.0%			$12,046,906

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $126,774 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Interest only security.
(e)	Securities with an aggregate market value of $3,961 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $93,286 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	18,956	$(18,442)
90-Day Eurodollar December Futures	Long	12/2007	11,028	(10,078)
90-Day Eurodollar December Futures	Short	12/2008	1,118	517
90-Day Eurodollar June Futures	Long	06/2007	18,298	(19,309)
90-Day Eurodollar June Futures	Short	06/2008	1,118	506
90-Day Eurodollar March Futures	Long	03/2007	32,626	(35,219)
90-Day Eurodollar March Futures	Short	03/2008	1,118	506
90-Day Eurodollar September Futures	Long	09/2007	12,268	(11,705)
90-Day Eurodollar September Futures	Short	09/2008	1,118	517
U.S. Treasury 10-Year Note June Futures	Short	06/2006	2,542	2,820
U.S. Treasury 5-Year Note June Futures	Short	06/2006	9,279	5,415

				$(84,472)

88  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(g)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$200	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006	9,300	41
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	5,000	(31)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	8,900	176
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	8,000	163
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,500	33
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,700	(17)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	8,200	32
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	8,600	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	11
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	6,000	43
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,800	(9)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	87
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	39
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	99
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,000	(58)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	12,000	32
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	3,200	(8)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	12,000	(648)
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	10,000	27
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	8,700	29
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	167
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	161
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006	3,200	6
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	85
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	(187)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110)%	10/20/2010	8,000	(306)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,800	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	24
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	(61)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	(435)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	6,000	17
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	10,900	69
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	10,000	66
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	17
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%	03/20/2007	20,000	140
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	6
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	99
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	25

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	181,700	$(1,065)

Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	(1,127)

BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	23,900	41

UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	37

Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$81,900	1,104

							$(1,010)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  89

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	1,835	$361	$115
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	353	82	66
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	1,835	247	487
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	411	199	375
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	12,324	9,676	17,100
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	1,258	1,360	2,430
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	416	232	322

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$11,500	41	20
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	18,600	96	49
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	38,900	284	104

					$12,578	$21,068

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	14,800	$221	$59
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		55,700	265	382
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$32,000	222	8
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		68,900	807	47
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		161,000	2,115	630
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		157,000	1,515	1,243
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		89,300	676	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		216,000	1,372	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		252,000	2,062	238
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		103,000	770	22
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		193,000	1,902	169
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		137,000	967	42
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		101,000	732	22
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		66,000	492	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		140,000	898	30
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		75,000	707	72
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		94,000	1,122	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		79,000	879	626
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		57,000	419	16

								$18,143	$3,672

(i)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$80,000	$(10)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	21,000	(4)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	46,000	(8)

		$(22)

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$42,600	$42,600	0.35%

90  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	9,061	05/2006	$0	$(150)	$(150)
Buy	BR	10,620	07/2006	169	0	169
Sell		6,475	07/2006	0	(73)	(73)
Buy	CP	2,668,560	07/2006	3	(8)	(5)
Sell		2,650,330	07/2006	0	(54)	(54)
Buy		4,220,000	08/2006	80	0	80
Sell		1,494,360	08/2006	0	(31)	(31)
Buy	CY	101,102	03/2007	0	(26)	(26)
Buy	EC	366,105	04/2006	0	(2,328)	(2,328)
Sell		99,102	04/2006	0	(888)	(888)
Sell		942,984	06/2006	0	(3,637)	(3,637)
Buy	JY	13,267,665	05/2006	234	(27)	207
Buy	KW	6,725,700	07/2006	72	0	72
Sell		735,625	07/2006	0	(4)	(4)
Buy		6,297,772	08/2006	0	(26)	(26)
Sell		3,256,100	08/2006	0	(17)	(17)
Buy		8,604,096	09/2006	23	0	23
Sell		8,293,104	09/2006	0	(44)	(44)
Buy	MP	84,800	08/2006	0	(269)	(269)
Sell		70,399	08/2006	0	(59)	(59)
Buy		38,210	09/2006	0	(84)	(84)
Buy	PN	10,780	05/2006	0	(86)	(86)
Buy		12,129	08/2006	0	(100)	(100)
Sell		21,287	08/2006	37	0	37
Buy		11,977	09/2006	0	(50)	(50)
Buy	PZ	20,370	05/2006	0	(91)	(91)
Sell		18,314	05/2006	0	(74)	(74)
Buy		11,547	09/2006	0	(21)	(21)
Buy	RP	144,530	08/2006	0	0	0
Sell		144,530	08/2006	0	(29)	(29)
Buy		234,041	09/2006	25	0	25
Sell		79,415	09/2006	0	(17)	(17)
Buy	RR	87,616	07/2006	33	0	33
Buy		220,890	08/2006	125	0	125
Sell		220,890	08/2006	0	(35)	(35)
Buy		103,963	09/2006	0	(7)	(7)
Buy	S$	5,190	07/2006	9	0	9
Sell		5,215	07/2006	0	(11)	(11)
Buy		14,362	08/2006	67	0	67
Sell		14,362	08/2006	0	(32)	(32)
Buy		5,850	09/2006	15	0	15
Buy	SR	3,304	05/2006	0	(3)	(3)
Sell		4,404	05/2006	0	(15)	(15)
Buy		2,609	08/2006	0	(3)	(3)
Buy	SV	362,436	09/2006	27	(5)	22
Sell		219,269	09/2006	0	(106)	(106)
Buy	T$	176,270	08/2006	0	(37)	(37)
Sell		176,270	08/2006	0	(28)	(28)
Buy		113,438	09/2006	0	(15)	(15)
Sell		113,438	09/2006	0	(19)	(19)

				$919	$(8,509)	$(7,590)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  91

Schedule of Investments

Money Market Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.4%

Commercial Paper 100.0%

ABN AMRO North America
4.480% due 04/20/2006	$9,200	$9,181
ASB Bank Ltd.
4.620% due 05/08/2006	7,100	7,068
Bank of America Corp.
4.605% due 05/10/2006	8,700	8,659
Bank of Ireland
4.770% due 06/08/2006	8,800	8,723
Barclays U.S. Funding Corp.
4.500% due 04/17/2006	9,300	9,284
BNP Paribas Finance
4.850% due 04/03/2006	1,200	1,200
Caisse d’Amortissement de la Dette Sociale
4.595% due 05/30/2006	6,000	5,956
Danske Corp.
4.660% due 05/22/2006	8,900	8,844
Dexia Delaware LLC
4.430% due 04/05/2006	6,600	6,598
DnB NORBank ASA
4.440% due 04/21/2006	7,700	7,683
4.850% due 07/10/2006	2,450	2,418
Fannie Mae
4.320% due 04/03/2006	13,000	13,000
4.350% due 04/19/2006	19,400	19,363
4.665% due 05/22/2006	11,700	11,699
4.644% due 06/07/2006	8,400	8,329
4.450% due 09/07/2006	2,900	2,900
ForeningsSparbanken AB
4.830% due 08/24/2006	9,600	9,416
Freddie Mac
4.345% due 05/08/2006	20,000	19,916
4.355% due 05/31/2006	14,400	14,299
4.710% due 08/15/2006	7,000	6,877
4.785% due 09/12/2006	18,800	18,395
4.875% due 09/26/2006	8,600	8,395
General Electric Capital Corp.
4.600% due 05/09/2006	8,600	8,560
HBOS Treasury Services PLC
4.660% due 05/17/2006	8,900	8,849
Nordea N.A., Inc.
4.485% due 04/19/2006	9,200	9,182
Rabobank USA Financial Corp.
4.830% due 04/03/2006	15,000	15,000
San Paolo IMI U.S. Financial Co.
4.665% due 05/23/2006	5,500	5,464
Societe Generale N.A.
4.420% due 04/04/2006	9,600	9,599
St. George Bank
4.840% due 06/27/2006	9,400	9,293
Stadshypoket Delaware, Inc.
4.660% due 05/19/2006	8,900	8,847
Statens Bostadsfin Bank
4.780% due 04/28/2006	5,650	5,631
Unicredit Delaware, Inc.
4.800% due 06/15/2006	8,500	8,417
Westpac Trust Securities NZ Ltd.
4.660% due 06/08/2006	9,600	9,518

		306,563

Repurchase Agreement 0.4%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,330. Repurchase proceeds are $1,301.)	1,301	1,301

Total Short-Term Instruments (Cost $307,864)		307,864

Total Investments 100.4% (Cost $307,864)		$307,864

Other Assets and Liabilities (Net) (0.4%)		(1,075)

Net Assets 100.0%		$306,789

92  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Short-Term Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%

OAO Rosneft Oil Co.
6.131% due 12/30/2008	$48	$48
6.368% due 12/30/2008	4,952	4,945

Total Bank Loan Obligations (Cost $4,975)		4,993

CORPORATE BONDS & NOTES 15.8%

Banking & Finance 8.5%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	3,900	3,927
CIT Group Holdings, Inc.
4.810% due 01/30/2009	17,100	17,121
CIT Group, Inc.
5.014% due 11/23/2007	75	75
Citigroup, Inc.
4.730% due 05/02/2008	5,300	5,305
5.000% due 12/26/2008	9,700	9,706
4.707% due 01/30/2009	31,900	31,913
Ford Motor Credit Co.
5.090% due 03/13/2007	708	686
5.880% due 03/21/2007	1,000	985
5.795% due 09/28/2007	2,000	1,920
General Motors Acceptance Corp.
5.645% due 05/18/2006	25	25
6.125% due 09/15/2006	3,332	3,317
5.500% due 01/16/2007	7,422	7,306
5.620% due 03/20/2007	4,450	4,360
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	42,010	42,029
4.944% due 07/23/2009	1,000	1,007
5.265% due 06/28/2010	5,260	5,288
GP Canada Finance Co.
7.200% due 12/15/2006	200	203
HSBC Finance Corp.
4.760% due 05/10/2007	8,380	8,387
5.040% due 09/15/2008	10,280	10,313
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	9,700	9,723
MBNA America Bank N.A.
6.500% due 06/20/2006	8,000	8,026
MBNA Corp.
5.140% due 05/05/2008	6,320	6,370
MBNA Europe Funding PLC
4.950% due 09/07/2007	22,900	22,919
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,200	2,225
6.750% due 08/01/2007	3,530	3,579
Morgan Stanley
4.830% due 02/09/2009	10,100	10,116
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (i)	29,200	29,200
Rabobank Nederland
4.640% due 01/15/2009	14,800	14,808
Riggs Capital Trust
8.625% due 12/31/2026	1,500	1,594
8.625% due 12/31/2026	8,600	9,137
8.875% due 03/15/2027	2,775	2,973
8.875% due 03/15/2027	3,371	3,612
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	19,200	19,210
SLM Corp.
4.743% due 01/25/2007	870	871
Toyota Motor Credit Corp.
4.716% due 09/18/2006	2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006	445	450
Vita Capital Ltd.
6.340% due 01/01/2007	3,000	3,003
VTB Capital S.A.
5.680% due 09/21/2007	11,400	11,409
Wachovia Bank N.A.
4.980% due 03/23/2009	3,300	3,302

		319,150

Industrials 4.1%

Airgas, Inc.
9.125% due 10/01/2011	900	957
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,558
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	5,135	5,141
5.380% due 05/24/2006	5,000	5,002
5.715% due 08/08/2006	400	401
5.100% due 03/07/2007	9,000	9,006
5.360% due 09/10/2007	22,000	22,072
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,003
El Paso Corp.
6.500% due 06/01/2008	3,000	3,008
Electronic Data Systems Corp.
6.334% due 08/17/2006	3,500	3,515
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,212
HCA, Inc.
7.125% due 06/01/2006	7,920	7,979
7.250% due 05/20/2008	650	670
5.250% due 11/06/2008	5,350	5,285
Historic TW, Inc.
8.110% due 08/15/2006	4,464	4,506
8.180% due 08/15/2007	5,381	5,574
HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,747
Host Marriott LP
9.250% due 10/01/2007	100	105
JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,072
Kerr-McGee Corp.
5.875% due 09/15/2006	1,800	1,811
MGM Mirage
9.750% due 06/01/2007	3,300	3,453
News America Holdings, Inc.
7.430% due 10/01/2026	18,500	19,853
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	8,075
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	1,650	1,674
Williams Cos., Inc.
5.935% due 02/16/2007	2,000	2,038
6.375% due 10/01/2010	7,000	6,965
Yum! Brands, Inc.
8.500% due 04/15/2006	9,810	9,819

		154,501

Utilities 3.2%

AT&T, Inc.
4.951% due 11/14/2008	2,000	2,005
BellSouth Corp.
4.258% due 04/26/2021	4,550	4,547
CMS Energy Corp.
9.875% due 10/15/2007	3,100	3,313
8.900% due 07/15/2008	1,300	1,388
7.500% due 01/15/2009	1,000	1,034
Dominion Resources, Inc.
5.049% due 05/15/2006	3,000	3,000
5.265% due 09/28/2007	14,000	14,018
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,392
5.610% due 12/08/2008	9,600	9,611
Florida Power Corp.
5.141% due 11/14/2008	17,400	17,417
NiSource, Inc.
3.628% due 11/01/2006	2,700	2,672
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,023
PSEG Power LLC
6.875% due 04/15/2006	9,859	9,863
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	4,800	4,808
Verizon Global Funding Corp.
4.879% due 08/15/2007	19,400	19,406
Virginia Electric & Power Co.
5.375% due 02/01/2007	385	385

		120,882

Total Corporate Bonds & Notes (Cost $594,621)		594,533

U.S. GOVERNMENT AGENCIES 19.3%

Fannie Mae
2.500% due 06/28/2006	500	497
2.810% due 09/28/2006	4,000	3,955
3.500% due 04/25/2011-04/25/2017 (d)	4,462	4,406
3.568% due 07/01/2034	112	111
3.765% due 06/01/2034	71	71
4.440% due 11/01/2025	30	30
4.540% due 02/01/2018	35	35
4.546% due 05/01/2021-04/01/2029 (d)	408	410
4.550% due 09/07/2006	50,000	50,008
4.565% due 05/01/2036	22,221	22,333
4.619% due 09/01/2035	1,502	1,485
4.630% due 05/01/2036	406	408
4.665% due 05/22/2006	37,000	36,991
4.725% due 09/07/2006	105,200	105,196
4.805% due 09/21/2006	15,000	14,999
4.810% due 09/22/2006	38,400	38,398
4.818% due 03/01/2044-10/01/2044 (d)	31,863	31,970
4.858% due 07/25/2035	1,833	1,834
4.948% due 03/25/2036	1,100	1,102
4.968% due 08/25/2034	4,139	4,135
5.018% due 11/26/2032	2,297	2,297
5.132% due 07/01/2029	466	474
5.168% due 09/25/2042	720	724
5.268% due 10/25/2030	12	12
5.418% due 10/25/2017	551	558
5.470% due 08/01/2026	20	20
5.477% due 01/01/2032	1,751	1,742
5.500% due 02/01/2014-03/01/2036 (d)	4,358	4,299
5.900% due 08/01/2029	3,419	3,491
6.000% due 02/25/2008	6	6
6.001% due 12/01/2040	1,384	1,416
6.250% due 10/01/2023	39	40
6.500% due 10/25/2023 (b)	78	8
6.500% due 11/01/2008-10/25/2042 (d)	1,764	1,760
7.000% due 03/01/2013	78	80
9.023% due 06/25/2032	1,227	1,285
Federal Home Loan Bank
2.375% due 12/26/2006	4,600	4,511
2.620% due 04/23/2007	2,390	2,330
3.000% due 04/20/2009-07/30/2013 (d)	2,600	2,543
3.500% due 05/13/2008-12/12/2008 (d)	3,235	3,119
4.000% due 01/16/2009	50,000	48,585
4.020% due 06/30/2009	2,000	1,935
4.150% due 01/12/2009	1,950	1,902
4.330% due 03/16/2010	2,500	2,427
4.400% due 02/08/2010	22,340	21,709
4.770% due 06/12/2006-06/13/2006 (d)	169,100	169,083

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  93

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Federal Housing Administration
7.350% due 04/01/2019	$322	$322
7.430% due 09/01/2022	90	91
7.435% due 02/01/2019	307	309
Freddie Mac
3.000% due 11/15/2017-12/15/2021 (d)	2,194	2,147
3.500% due 01/15/2013	2,300	2,277
4.000% due 11/15/2022	6,160	6,024
4.750% due 08/01/2017	160	160
4.818% due 10/25/2044-02/25/2045 (d)	22,607	22,740
4.900% due 11/03/2008	23,200	23,006
5.018% due 07/25/2044	29,301	29,452
5.149% due 06/15/2031	680	684
6.500% due 08/15/2008-07/25/2043 (d)	4,016	4,042
Government National Mortgage Association
4.000% due 02/20/2032	2,002	2,002
4.250% due 03/20/2029-03/20/2030 (d)	2,080	2,088
4.375% due 05/20/2021-05/20/2030 (d)	10,149	10,197
4.500% due 08/20/2029-09/20/2029 (d)	6,147	6,138
4.625% due 02/20/2019	38	38
4.750% due 07/20/2022-09/20/2027 (d)	995	1,002
5.125% due 10/20/2017-10/20/2027 (d)	1,647	1,661
5.251% due 02/16/2030	99	100
6.000% due 01/15/2032-03/20/2032 (d)	14,821	14,888
7.500% due 02/20/2030	270	279
8.000% due 12/15/2030-03/15/2032 (d)	297	318
8.500% due 06/20/2027	267	286
Small Business Administration
7.540% due 08/10/2009	188	197

Total U.S. Government Agencies (Cost $726,326)		725,178

U.S. TREASURY OBLIGATIONS 1.6%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	125	127
3.500% due 01/15/2011	456	482
U.S. Treasury Notes
2.250% due 04/30/2006	10,000	9,984
3.375% due 12/15/2008	16,500	15,905
4.000% due 03/15/2010	3,900	3,786
3.875% due 09/15/2010	32,340	31,118

Total U.S. Treasury Obligations (Cost $62,397)		61,402

MORTGAGE-BACKED SECURITIES 6.7%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,541	3,469
Banc of America Funding Corp.
4.626% due 02/20/2036	11,409	11,223
Banc of America Large Loan
4.949% due 11/15/2015	241	241
Banc of America Mortgage Securities
6.634% due 07/25/2032	432	434
5.446% due 10/20/2032	2,409	2,407
6.500% due 02/25/2033	1,696	1,688
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035	38,760	38,202
Bear Stearns Alt-A Trust
5.098% due 02/25/2034	2,276	2,278
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/2020	4,690	4,692
Countrywide Alternative Loan Trust
4.861% due 02/25/2036	7,661	7,686
Countrywide Home Loan Mortgage Pass-Through Trust
5.774% due 07/19/2031	15	15
5.088% due 04/25/2034	303	302
5.158% due 06/25/2035	19,274	19,348
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	176	177
5.368% due 08/25/2033	5,995	6,016
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	1,525	1,532
5.099% due 11/15/2031	943	947
5.049% due 08/15/2032	16,416	16,456
Fremont Home Loan Trust
4.963% due 04/25/2036	2,000	2,001
Greenwich Capital Acceptance, Inc.
6.655% due 06/25/2024	35	36
GSR Mortgage Loan Trust
4.541% due 09/25/2035	12,040	11,772
GSRPM Mortgage Loan Trust
5.218% due 11/25/2031	6,177	6,188
Harborview Mortgage Loan Trust
4.996% due 05/19/2035	4,950	4,959
5.016% due 03/19/2037	2,994	2,996
Indymac Adjustable Rate Mortgage Trust
5.167% due 01/25/2032	14	13
Indymac ARM Trust
6.586% due 01/25/2032	23	23
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,881	1,828
MASTR Seasoned Securities Trust
6.201% due 09/25/2017	932	939
Mellon Residential Funding Corp.
5.266% due 10/20/2029	7,484	7,555
5.189% due 12/15/2030	5,037	5,040
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	1,266	1,271
Residential Funding Mortgage Security
6.500% due 03/25/2032	439	439
Salomon Brothers Mortgage Securities VII
3.222% due 03/18/2036	2,699	2,661
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (b)	179,072	1,012
Sequoia Mortgage Trust
5.156% due 10/20/2027	5,866	5,882
5.116% due 06/20/2032	261	262
5.126% due 07/20/2033	9,772	9,825
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	308	309
5.126% due 03/19/2033	3,411	3,414
1.000% due 03/25/2036	14,900	14,900
Structured Asset Securities Corp.
6.070% due 02/25/2032	571	569
6.150% due 07/25/2032	1,557	1,583
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	862	857
Washington Mutual, Inc.
5.088% due 12/25/2027	11,435	11,434
5.138% due 12/25/2027	5,851	5,859
5.129% due 10/25/2032	1,972	1,961
5.151% due 06/25/2042	6,000	6,036
5.018% due 08/25/2042	5,326	5,275
4.751% due 02/25/2046	7,535	7,544
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035	11,419	11,103

Total Mortgage-Backed Securities (Cost $253,550)		252,659

ASSET-BACKED SECURITIES 8.7%

AAA Trust
4.918% due 11/26/2035	13,618	13,643
ACE Securities Corp.
4.948% due 03/25/2035	1,929	1,931
4.888% due 12/25/2035	3,531	3,533
4.898% due 02/25/2036	658	658
Aegis Asset-Backed Securities Trust
5.018% due 09/25/2034	733	733
4.938% due 03/25/2035	84	84
Ameriquest Mortgage Securities, Inc.
4.898% due 03/25/2035	1,857	1,858
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	1,110	1,113
5.108% due 07/25/2032	13	13
5.168% due 08/25/2032	138	139
Argent Securities, Inc.
5.268% due 09/25/2033	176	176
4.918% due 11/25/2035	9,233	9,241
4.958% due 12/25/2035	10,010	10,017
4.898% due 03/25/2036	4,122	4,125
4.892% due 05/25/2036	2,900	2,902
Asset-Backed Securities Corp. Home Equity
4.918% due 07/25/2035	528	528
4.928% due 11/25/2035	483	483
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032	1,419	1,422
5.268% due 07/25/2033	2,337	2,342
5.068% due 04/25/2035	1,657	1,660
4.888% due 12/25/2035	2,165	2,165
5.018% due 06/15/2043	52	52
Brazos Student Finance Corp.
5.620% due 06/01/2023	3,798	3,828
Carrington Mortgage Loan Trust
4.908% due 05/25/2035	819	819
4.898% due 06/25/2035	2,489	2,491
4.938% due 09/25/2035	17,865	17,879
Centex Home Equity
4.908% due 06/25/2035	3,500	3,503
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033	86	86
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	9,000	8,989
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	124	124
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	400	400
4.908% due 07/25/2035	887	887
4.928% due 09/25/2035	760	761
4.898% due 12/27/2036	4,838	4,841
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	94	94
5.188% due 05/25/2032	171	171
4.978% due 08/25/2033	3,611	3,612
4.898% due 06/25/2035	2,025	2,026
4.898% due 06/25/2035	9,087	9,092
4.968% due 06/25/2035	3,886	3,889
4.908% due 08/25/2035	490	490
4.898% due 10/25/2035	1,100	1,101
4.938% due 11/25/2035	569	569
4.888% due 02/25/2036	1,575	1,577
4.948% due 02/25/2036	2,649	2,650
4.891% due 03/25/2036	200	200
4.888% due 04/25/2036	300	300
Delta Funding Home Equity Loan Trust
5.159% due 09/15/2029	60	60
Equity One ABS, Inc.
5.118% due 04/25/2034	2,400	2,407
FBR Securitization Trust
4.938% due 09/25/2035	6,083	6,088
4.998% due 09/25/2035	6,800	6,805
4.928% due 10/25/2035	6,170	6,175

94  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		$392	$393
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		2,972	2,974
5.468% due 02/25/2034		886	885
4.888% due 03/25/2035		864	864
4.908% due 01/25/2036		5,670	5,674
First NLC Trust
4.928% due 09/25/2035		3,156	3,158
4.928% due 12/25/2035		1,503	1,504
4.938% due 02/25/2036		1,416	1,417
Fremont Home Loan Trust
4.918% due 06/25/2035		13	13
4.908% due 01/25/2036		2,798	2,801
GSAMP Trust
5.138% due 07/25/2032		14	14
5.108% due 03/25/2034		164	164
4.908% due 11/25/2035		1,782	1,783
4.938% due 12/25/2035		853	853
4.891% due 04/25/2036		7,500	7,504
Home Equity Asset Trust
4.898% due 05/25/2036		1,350	1,350
Home Equity Mortgage Trust
4.938% due 07/25/2035		2,283	2,285
Household Mortgage Loan Trust
5.076% due 05/20/2032		407	407
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		2,090	2,092
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		6,488	6,491
Irwin Home Equity
5.338% due 06/25/2028		90	90
5.088% due 07/25/2032		802	803
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026		3,861	3,863
Long Beach Mortgage Loan Trust
5.168% due 03/25/2032		117	120
5.018% due 11/25/2034		3,806	3,810
4.928% due 06/25/2035		325	325
4.938% due 09/25/2035		4,266	4,269
4.908% due 01/25/2036		1,830	1,831
4.898% due 02/25/2036		2,016	2,017
4.740% due 03/25/2036		3,100	3,099
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		7,562	7,567
4.661% due 12/25/2035		873	874
4.651% due 01/25/2036		5,280	5,284
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2025		198	198
4.898% due 01/25/2037		8,178	8,178
4.850% due 02/25/2037		1,200	1,200
Metris Master Trust
5.096% due 11/20/2009		2,600	2,603
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033		1,647	1,649
4.968% due 11/25/2034		47	47
Morgan Stanley Capital I
4.892% due 02/25/2036		8,400	8,404
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		15	15
Nelnet Student Loan Trust
4.750% due 08/23/2011		300	300
New Century Home Equity Loan Trust
4.908% due 07/25/2035		6,357	6,361
Ocwen Mortgage Loan Asset-Backed Certificates
5.245% due 10/25/2029		796	796
Option One Mortgage Loan Trust
5.088% due 06/25/2032		99	99
5.088% due 08/25/2032		784	785
Park Place Securities, Inc.
4.988% due 02/25/2035		61	61
Quest Trust
5.298% due 02/25/2034		331	331
5.378% due 06/25/2034		2,821	2,829
Renaissance Home Equity Loan Trust
5.258% due 08/25/2033		1,658	1,663
5.318% due 12/25/2033		276	278
4.968% due 10/25/2035		5,474	5,478
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		2,503	2,505
4.958% due 04/25/2026		54	54
5.098% due 06/25/2032		23	23
5.158% due 11/25/2033		1,804	1,805
5.148% due 12/25/2033		1,102	1,103
4.898% due 01/25/2036		8,038	8,043
4.713% due 02/25/2036		3,964	3,967
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,840	1,841
4.918% due 09/25/2025		511	512
4.918% due 05/25/2027		904	905
4.892% due 06/25/2027		2,700	2,702
5.118% due 01/25/2034		361	362
4.908% due 01/25/2036		3,970	3,973
SACO I, Inc.
4.928% due 10/25/2033		293	293
4.898% due 01/25/2034		551	551
Salomon Brothers Mortgage Securities
5.118% due 03/25/2032		311	312
SLM Student Loan Trust
4.653% due 04/25/2014		1,103	1,104
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		702	702
4.928% due 05/25/2035		493	494
4.888% due 02/25/2036		5,443	5,447
4.910% due 04/25/2036		1,400	1,400
4.890% due 05/25/2036		2,300	2,301
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034		82	82
4.650% due 12/25/2036		1,754	1,756
Structured Asset Investment Loan Trust
4.908% due 07/25/2035		692	693
Structured Asset Securities Corp.
5.108% due 01/25/2033		1,478	1,484
4.938% due 03/25/2035		619	619
4.900% due 04/25/2035		6,464	6,278
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		206	205
Wachovia Auto Owner Trust
4.820% due 02/20/2009		8,400	8,384

Total Asset-Backed Securities (Cost $328,363)			328,485

SOVEREIGN ISSUES 1.5%

Brazilian Government International Bond
5.188% due 04/15/2006		8,675	8,599
5.188% due 04/15/2009		5,433	5,460
5.250% due 04/15/2009		16,835	16,840
5.250% due 04/15/2009		824	824
10.710% due 06/29/2009		5,800	6,735
5.250% due 04/15/2012		11,450	11,473
8.000% due 01/15/2018		464	504
Russia Government International Bond
10.000% due 06/26/2007		4,190	4,420

Total Sovereign Issues (Cost $53,335)			54,855

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.0%

France Government Bond
2.562% due 06/15/2006	EC	380	458

Total Foreign Currency-Denominated Issues (Cost $454)			458

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$41,100	0
Strike @ 4.500% Exp. 04/04/2006		60,700	1
Strike @ 4.500% Exp. 04/06/2006		88,500	0
Strike @ 4.750% Exp. 05/02/2006		58,300	0
Strike @ 4.500% Exp. 10/04/2006		78,300	17
Strike @ 4.250% Exp. 10/11/2006		49,600	3
Strike @ 4.250% Exp. 10/12/2006		75,200	5
Strike @ 4.500% Exp. 10/18/2006		230,000	65
Strike @ 4.250% Exp. 10/19/2006		20,500	1
Strike @ 4.250% Exp. 10/25/2006		114,300	9

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $94.875 Exp. 04/13/2006		2,750	52

Total Purchased Call Options (Cost $3,212)			153

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$53,300	420

Total Purchased Put Options (Cost $962)			420

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 40.5%

Certificates of Deposit 3.3%

Countrywide Bank N.A.
4.759% due 09/15/2006		50,100	50,104
Unicredito Italiano SpA
4.882% due 06/16/2006		75,000	75,000

			125,104

Commercial Paper 30.7%

Anz (Delaware), Inc.
4.480% due 04/19/2006		60,000	59,881
Bank of America Corp.
4.500% due 04/25/2006		60,400	60,234
4.760% due 06/06/2006		50,000	49,552
Bank of Ireland
4.500% due 04/20/2006		110,000	109,766
Barclays U.S. Funding Corp.
4.500% due 04/17/2006		10,900	10,881
Carolina Power & Light Co.
4.560% due 04/21/2006		2,400	2,395

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  95

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
CBA (de) Finance
4.490% due 04/20/2006		$65,600	$65,461
Cox Communications, Inc.
4.720% due 07/17/2006		11,547	11,547
4.990% due 09/15/2006		8,800	8,800
Danske Corp.
4.700% due 06/01/2006		9,000	8,931
Fannie Mae
4.316% due 04/03/2006		93,400	93,400
Federal Home Loan Bank
4.410% due 04/21/2006		36,980	36,899
Florida Power Corp.
4.560% due 04/24/2006		2,300	2,294
Fortis Funding LLC
4.630% due 04/10/2006		100,000	99,910
HBOS Treasury Services PLC
4.615% due 05/08/2006		77,700	77,351
4.610% due 05/10/2006		41,900	41,702
Nordea N.A., Inc.
4.485% due 04/19/2006		10,000	9,980
Societe Generale N.A.
4.760% due 06/12/2006		56,900	56,342
Statens Bostadsfin Bank
4.380% due 04/19/2006		39,500	39,423
Svenska Handelsbanken, Inc.
4.495% due 04/24/2006		95,000	94,751
UBS Finance Delaware LLC
4.505% due 04/24/2006		46,700	46,577
4.670% due 05/23/2006		70,400	69,943
Westpac Capital Corp.
4.620% due 05/08/2006		100,000	99,551

			1,155,571

France Treasury Bills 3.2%

2.390% due 04/20/2006	EC	100,000	121,048

Germany Treasury Bills 2.4%

0.380% due 07/12/2006-09/13/2006 (d)		73,970	88,787

Netherlands Treasury Bills 0.1%

2.470% due 04/28/2006		3,000	3,629

Spain Treasury Bills 0.3%

0.000% due 06/23/2006		11,000	13,179

U.S. Treasury Bills 0.5%

4.500% due 06/01/2006-06/15/2006 (d)(e)(f)		$17,670	17,504

Total Short-Term Instruments (Cost $1,522,558)			1,524,822

Total Investments (a) 94.3% (Cost $3,550,753)			$3,547,958

Written Options (h) (0.3%) (Premiums $8,043)			(9,030)

Other Assets and Liabilities (Net) 6.0%			224,737

Net Assets 100.0%			$3,763,665

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $93,544 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $16,630 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	17	$(57)
90-Day Eurodollar June Futures	Long	06/2006	122	(351)
90-Day Eurodollar September Futures	Long	09/2006	2,154	(4,265)
U.S. Treasury 5-Year Note Futures	Long	06/2006	620	(506)

				$(5,179)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$61,500	$(380)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	5,800	(119)
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(522)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	2,100	28

						$(993)

96  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(14)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	16
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	67
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	500	2
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	13,400	52
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	3
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	(21)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(34)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(23)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	41
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(93)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	16
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	5
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(15)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	36
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	6
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	12
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(3)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	(8)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(3)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	5

						$(35)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$113.000	05/26/2006	528	$114	$8
Put - CBOT U.S. Treasury 10-Year Note June Futures		104.000	05/26/2006	528	196	66
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	5,619	4,337	7,410

				Principal Amount
Call - OTC News America Holdings 7.430% due 10/01/2026		100.000	10/01/2006	$18,500	0	1,266

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	53,300	441	142

					$5,088	$8,892

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  97

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$8,700	$60	$2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	18,100	132	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	18,200	215	12
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	38,300	290	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	21,400	160	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	49,100	346	15
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	32,500	236	7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	99,000	988	87
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	26,000	194	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	15,100	180	10
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	25,100	154	0

							$2,955	$138

(i)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,947	$3,927	0.00%
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	29,200	29,200	0.01

				$33,147	$33,127	0.01%

(j)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	11/01/2035	$2,283	$2,247	$2,233
U.S. Treasury Note	5.500%	05/15/2009	6,625	6,762	6,908
U.S. Treasury Note	4.250%	08/15/2015	75,800	72,840	72,784

				$81,849	$81,925

*	Market value includes $705 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	31,032	03/2007	$0	$(15)	$(15)
Sell	EC	2,504	04/2006	0	(22)	(22)
Sell		181,726	06/2006	387	(452)	(65)
Buy	JY	5,467,942	05/2006	142	0	142

				$529	$(489)	$40

98  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 109.5%

Fannie Mae
0.000% due 07/25/2022 (b)	$61	$47
2.865% due 07/01/2011	910	903
2.917% due 07/01/2011	2,189	2,173
4.247% due 10/25/2008	62	61
4.449% due 12/01/2034	3,028	3,068
4.500% due 07/01/2020-05/16/2021 (c)	10,751	10,275
4.817% due 08/01/2042	847	850
4.818% due 08/01/2042-10/01/2044 (c)	4,154	4,176
5.000% due 06/01/2018-05/11/2036 (c)	136,647	132,926
5.168% due 11/25/2032	135	135
5.176% due 04/18/2028	12	12
5.210% due 05/01/2023	37	38
5.215% due 11/01/2018	6	6
5.318% due 03/25/2032-07/25/2034 (c)	9,037	9,064
5.433% due 04/01/2007	1,579	1,579
5.500% due 05/16/2021-05/11/2036 (c)	207,856	203,199
5.591% due 05/01/2033	2,110	2,110
5.750% due 01/01/2021	18	18
5.844% due 04/25/2023	6	6
5.925% due 10/01/2028	14	15
6.000% due 01/01/2032-04/12/2036 (c)	48,822	48,834
6.500% due 09/25/2023-09/01/2034 (c)	1,618	1,660
7.000% due 09/25/2023	5	5
7.500% due 06/01/2030-08/01/2031 (c)	361	377
7.750% due 08/25/2022	43	46
Federal Home Loan Bank
8.300% due 02/27/2012	2,000	1,752
Federal Housing Administration
5.022% due 10/25/2022	801	808
7.430% due 06/01/2019	338	341
Freddie Mac
3.500% due 12/15/2022	3	3
4.440% due 02/01/2018	86	86
4.500% due 04/01/2020-03/15/2021 (c)	42	41
4.818% due 10/25/2044-02/25/2045 (c)	10,580	10,642
5.000% due 07/01/2035-01/01/2036 (c)	68,912	65,606
5.500% due 12/01/2017-04/12/2036 (c)	41,932	41,050
5.568% due 11/01/2028	12	12
5.873% due 08/01/2025	19	19
6.000% due 05/01/2035-04/12/2036 (c)	24,018	24,033
6.021% due 05/01/2032	80	83
6.500% due 12/15/2023-03/15/2024 (c)	117	119
6.697% due 07/01/2030	48	49
8.000% due 06/15/2026	35	37
Government National Mortgage Association
4.375% due 02/20/2017-03/20/2027 (c)	61	61
4.500% due 02/20/2018-08/20/2033 (c)	1,499	1,399
4.625% due 03/20/2016-03/20/2018 (c)	126	127
4.750% due 07/20/2022-08/20/2026 (c)	85	86
4.951% due 02/16/2032	910	911
5.001% due 08/16/2032	2,087	2,093
5.125% due 12/20/2021-11/20/2023 (c)	37	38
5.500% due 03/15/2033-04/20/2036 (c)	24,724	24,490
7.500% due 05/15/2027-08/15/2027 (c)	10	9

Total U.S. Government Agencies (Cost $603,308)		595,478

MORTGAGE-BACKED SECURITIES 9.8%

Banc of America Mortgage Securities
5.522% due 10/20/2032	109	108
Banc of America Structural Security Trust
5.220% due 10/11/2033	1,000	1,010
Banktrust Mortgage Trust
5.700% due 12/01/2023	191	190
CC Mortgage Funding Corp.
5.098% due 01/25/2035	726	726
Countrywide Alternative Loan Trust
5.028% due 05/25/2035	3,653	3,659
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	1,039	1,021
5.138% due 03/25/2035	5,468	5,494
5.045% due 04/25/2035	4,228	4,239
5.108% due 04/25/2035	3,309	3,325
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	176	177
5.148% due 03/25/2032	160	160
5.368% due 08/25/2033	336	337
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	676	667
Indymac Index Mortgage Loan Trust
5.148% due 09/25/2034	2,753	2,761
5.138% due 01/25/2035	4,103	4,125
5.058% due 03/25/2035	5,027	5,041
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,843	1,783
Mellon Residential Funding Corp.
4.209% due 07/25/2029	37	37
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	73	73
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	67	67
Prime Mortgage Trust
5.000% due 02/25/2019	930	899
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	888	907
Sequoia Mortgage Trust
5.126% due 10/19/2026	926	929
5.156% due 10/20/2027	356	357
5.116% due 05/20/2032	261	262
5.076% due 08/20/2032	336	336
5.126% due 07/20/2033	602	606
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	463	463
Structured Asset Securities Corp.
6.118% due 08/25/2032	49	49
5.318% due 11/25/2033	18	19
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026	5	5
Washington Mutual, Inc.
5.088% due 12/25/2027	3,511	3,511
5.088% due 12/26/2045	6,744	6,761
4.751% due 02/25/2046	2,974	2,978

Total Mortgage-Backed Securities (Cost $53,102)		53,082

ASSET-BACKED SECURITIES 11.1%

AAA Trust
4.918% due 11/26/2035	2,079	2,083
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	52	52
5.108% due 07/25/2032	25	25
Argent Securities, Inc.
4.898% due 03/25/2036	3,110	3,112
Bear Stearns Asset-Backed Securities, Inc.
5.108% due 02/25/2026	561	562
5.088% due 07/25/2035	3,958	3,961
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	1,383	1,384
Centex Home Equity
5.118% due 01/25/2032	84	84
4.908% due 06/25/2035	1,954	1,955
4.928% due 10/25/2035	1,494	1,495
Chase Credit Card Master Trust
5.129% due 11/17/2008	4,100	4,105
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	184	184
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	600	601
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,853
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032	27	27
4.998% due 01/25/2035	1,905	1,916
EMC Mortgage Loan Trust
5.568% due 08/25/2040	416	423
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 02/25/2034	201	201
Fremont Home Loan Trust
4.918% due 06/25/2035	60	60
4.908% due 01/25/2036	5,003	5,007
GSAMP Trust
4.918% due 03/25/2035	435	435
GSR Mortgage Loan Trust
4.918% due 12/25/2030	5,877	5,880
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033	3,446	3,458
Home Equity Asset Trust
5.118% due 11/25/2032	3	3
Home Equity Mortgage Trust
4.938% due 07/25/2035	938	939
Household Mortgage Loan Trust
5.076% due 05/20/2032	145	145
Indymac Residential Asset-Backed Trust
4.928% due 03/25/2035	665	666
4.918% due 03/25/2036	4,372	4,375
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036	4,574	4,577
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	10	10
Nissan Auto Lease Trust
2.900% due 08/15/2007	1,629	1,619
Park Place Securities, Inc.
4.898% due 06/25/2035	2,813	2,814
Quest Trust
5.298% due 02/25/2034	256	256
5.378% due 06/25/2034	434	435
Renaissance Home Equity Loan Trust
5.198% due 12/25/2032	232	232
5.258% due 08/25/2033	634	636
5.018% due 02/25/2035	214	214
Residential Asset Mortgage Products, Inc.
5.158% due 09/25/2033	100	100
2.917% due 04/25/2034	232	234
4.918% due 05/25/2035	611	611
Securitized Asset-Backed Receivables LLC Trust
4.938% due 01/25/2036	1,641	1,642
Soundview Home Equity Loan Trust
4.888% due 02/25/2036	1,910	1,911
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	35	35

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  99

Schedule of Investments (Cont.)

Total Return Mortgage Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.
5.108% due 01/25/2033	$43	$43

Total Asset-Backed Securities (Cost $60,354)		60,360

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006	95,000	27
Strike @ 4.730% Exp. 02/01/2007	54,000	86
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006	5,000	0

Total Purchased Call Options (Cost $758)		113

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	491	3

Total Purchased Put Options (Cost $5)		3

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 13.3%

Commercial Paper 11.8%

Bank of Ireland
4.680% due 05/23/2006	$2,300	2,285
Barclays U.S. Funding Corp.
4.675% due 05/22/2006	2,100	2,087
Danske Corp.
4.700% due 06/01/2006	3,600	3,572
4.830% due 06/26/2006	1,300	1,285
General Electric Capital Corp.
4.870% due 06/29/2006	9,800	9,681
HBOS Treasury Services PLC
4.670% due 05/23/2006	11,500	11,425
Nordea N.A., Inc.
4.740% due 06/02/2006	10,300	10,213
Societe Generale N.A.
4.760% due 06/12/2006	3,800	3,763
UBS Finance Delaware LLC
4.660% due 05/22/2006	300	298
4.850% due 06/29/2006	3,300	3,260
Westpac Capital Corp.
4.700% due 05/23/2006	3,200	3,179
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006	13,300	13,216

		64,264

Repurchase Agreement 1.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $7,260. Repurchase proceeds are $7,119.)	7,116	7,116

U.S. Treasury Bills 0.2%

4.500% due 06/15/2006 (d)	1,225	1,212

Total Short-Term Instruments (Cost $72,607)		72,592

Total Investments (a) 143.7% (Cost $790,134)		$781,628

Written Options (f) (0.0%) (Premiums $760)		(127)

Other Assets and Liabilities (Net) (43.7%)		(237,453)

Net Assets 100.0%		$544,048

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $15,253 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal only security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	216	$(49)
90-Day Eurodollar December Futures	Long	12/2007	258	(94)
90-Day Eurodollar June Futures	Long	06/2007	258	(106)
90-Day Eurodollar March Futures	Long	03/2007	258	(110)
90-Day Eurodollar September Futures	Long	09/2007	258	(97)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	158	(182)

				$(638)

100  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.00%	06/21/2016	$6,700	$138
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	3,000	(101)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.00%	06/21/2016	35,800	465
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.00%	06/21/2013	5,000	(30)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.00%	06/21/2016	20,400	416

						$888

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $900	09/18/2027	3,000,000	$9

(f)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	$41,000	$409	$36
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	11,400	161	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	23,200	190	91

							$760	$127

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  101

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Developing Local Markets

Class A
05/31/2005 - 03/31/2006	$10.00	$0.28	$0.44	$0.72	$(0.23)	$(0.03)	$0.00

Class C
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)	0.00

Diversified Income Fund

Class A
03/31/2006	$10.87	$0.54	$0.26	$0.80	$(0.55)	$(0.11)	$0.00
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)	0.00

Class B
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)	0.00
Class C
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)	0.00

Emerging Markets Bond Fund

Class A
03/31/2006	$10.58	$0.55	$0.92	$1.47	$(0.57)	$(0.34)	$0.00
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)	0.00
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)	0.00
03/31/2003	9.60	0.59	0.77	1.36	(0.66)	(0.25)	0.00
03/31/2002	8.40	0.68	1.76	2.44	(0.74)	(0.50)	0.00

Class B
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)	0.00
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)	0.00
03/31/2002	8.40	0.63	1.75	2.38	(0.68)	(0.50)	0.00

Class C
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)	0.00
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)	0.00
03/31/2002	8.40	0.60	1.78	2.38	(0.68)	(0.50)	0.00

Floating Income Fund

Class A
03/31/2006	$10.17	$0.38	$0.31	$0.69	$(0.44)	$(0.03)	$0.00
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00	0.00

Class C
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)	0.00
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00	0.00

Foreign Bond Fund (Unhedged)

Class A
03/31/2006	$10.83	$0.30	$(0.96)	$(0.66)	$(0.05)	$0.00	$(0.22)
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)	0.00

Class C
03/31/2006	10.83	0.22	(0.96)	(0.74)	(0.00)	0.00	(0.19)
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)	0.00

102  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Developing Local Markets

Class A
05/31/2005 - 03/31/2006	$(0.26)	$10.46	7.26%	$47,798	1.25	%*(i)	3.19	%*	6%

Class C
05/31/2005 - 03/31/2006	(0.19)	10.46	6.59	8,646	2.00	*(i)	2.56	*	6

Diversified Income Fund

Class A
03/31/2006	$(0.66)	$11.01	7.50%	$80,231	1.15	%(i)	4.86%		128%
03/31/2005	(0.56)	10.87	5.54	48,046	1.17	(f)	4.50		44
07/31/2003 - 03/31/2004	(0.31)	10.84	11.66	25,013	1.20	*(b)	3.94	*	33

Class B
03/31/2006	(0.58)	11.01	6.71	27,058	1.90		4.13		128
03/31/2005	(0.48)	10.87	4.76	16,127	1.92	(f)	3.76		44
07/31/2003 - 03/31/2004	(0.26)	10.84	11.14	4,819	1.95	*(e)	3.28	*	33

Class C
03/31/2006	(0.58)	11.01	6.71	91,600	1.90		4.12		128
03/31/2005	(0.48)	10.87	4.76	42,756	1.92	(f)	3.78		44
07/31/2003 - 03/31/2004	(0.26)	10.84	11.12	22,192	1.95	*(e)	3.22	*	33

Emerging Markets Bond Fund

Class A
03/31/2006	$(0.91)	$11.14	14.26%	$346,060	1.25%		4.95%		280%
03/31/2005	(0.85)	10.58	6.75	264,866	1.25		3.85		415
03/31/2004	(1.58)	10.73	23.34	258,444	1.25		4.08		461
03/31/2003	(0.91)	10.05	15.65	90,079	1.27	(c)	6.45		388
03/31/2002	(1.24)	9.60	30.88	15,589	1.27	(c)	7.33		620

Class B
03/31/2006	(0.83)	11.14	13.41	82,186	2.00		4.20		280
03/31/2005	(0.77)	10.58	5.95	70,635	2.00		3.09		415
03/31/2004	(1.49)	10.73	22.43	72,425	2.00		3.39		461
03/31/2003	(0.84)	10.05	14.79	38,002	2.02	(d)	5.78		388
03/31/2002	(1.18)	9.60	29.93	10,844	2.04	(d)	6.87		620

Class C
03/31/2006	(0.83)	11.14	13.41	176,096	2.00		4.20		280
03/31/2005	(0.77)	10.58	5.96	141,260	2.00		3.09		415
03/31/2004	(1.49)	10.73	22.42	142,161	2.00		3.33		461
03/31/2003	(0.84)	10.05	14.78	52,168	2.02	(d)	5.74		388
03/31/2002	(1.18)	9.60	29.91	12,580	2.00		6.46		620

Floating Income Fund

Class A
03/31/2006	$(0.47)	$10.39	6.99%	$241,828	0.95%		3.64%		83%
07/30/2004 - 03/31/2005	(0.18)	10.17	3.56	178,925	0.95	*	2.23	*	18

Class C
03/31/2006	(0.44)	10.39	6.67	68,747	1.25		3.39		83
09/30/2004 - 03/31/2005	(0.13)	10.17	2.44	29,102	1.25	*	2.01	*	18

Foreign Bond Fund (Unhedged)

Class A
03/31/2006	$(0.27)	$9.90	(6.15)%	$214,079	0.95%		2.94%		480%
07/30/2004 - 03/31/2005	(0.22)	10.83	10.98	184,720	0.95	*(g)	1.80	*	344

Class C
03/31/2006	(0.19)	9.90	(6.86)	81,574	1.70		2.18		480
07/30/2004 - 03/31/2005	(0.17)	10.83	10.47	81,609	1.70	*(h)	1.06	*	344

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(d)	Ratio of expenses to average net assets excluding interest expense is 2.00%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(f)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.71%.
(i)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.55%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  103

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
03/31/2006	$10.56	$0.31	$0.04	$0.35	$(0.28)	$(0.33)	$0.00
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)	0.00
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)	0.00
03/31/2003	10.39	0.42	0.50	0.92	(0.24)	(0.25)	(0.12)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)	0.00

Class B
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)	0.00
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)	0.00
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)	(0.10)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)	0.00

Class C
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)	0.00
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)	0.00
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)	(0.10)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)	0.00

Global Bond Fund (U.S. Dollar-Hedged)

Class A
03/31/2006	$10.00	$0.30	$0.00	$0.30	$(0.27)	$(0.37)	$0.00
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)	0.00
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)	0.00
03/31/2003	9.42	0.38	0.66	1.04	(0.36)	0.00	0.00
03/31/2002	9.61	0.39	0.12	0.51	(0.39)	(0.31)	0.00

Class B
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)	0.00
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)	0.00
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)	0.00
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)	0.00

Class C
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)	0.00
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)	0.00
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)	0.00
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)	0.00

GNMA Fund

Class A
03/31/2006	$11.01	$0.38	$(0.08)	$0.30	$(0.41)	$0.00	$0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)	0.00
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)	0.00
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)	0.00
03/31/2002	10.44	0.25	0.56	0.81	(0.46)	(0.12)	0.00

Class B
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)	0.00
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)	0.00
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.12	0.51	0.63	(0.27)	(0.12)	0.00

104  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
03/31/2006	$(0.61)	$10.30	3.35%	$302,226	0.95%		2.95%	571%
03/31/2005	(0.54)	10.56	5.59	282,335	0.95		2.44	477
03/31/2004	(0.49)	10.52	3.00	245,270	0.96	(b)	2.84	711
03/31/2003	(0.61)	10.70	9.10	206,753	0.95		3.93	589
03/31/2002	(0.45)	10.39	5.21	112,047	0.96	(b)	4.11	434

Class B
03/31/2006	(0.53)	10.30	2.58	40,661	1.70		2.19	571
03/31/2005	(0.46)	10.56	4.80	48,615	1.70		1.70	477
03/31/2004	(0.41)	10.52	2.22	54,588	1.71	(c)	2.10	711
03/31/2003	(0.54)	10.70	8.36	54,571	1.70		3.21	589
03/31/2002	(0.38)	10.39	4.42	34,602	1.71	(c)	3.38	434

Class C
03/31/2006	(0.53)	10.30	2.58	90,269	1.70		2.19	571
03/31/2005	(0.46)	10.56	4.80	92,793	1.70		1.70	477
03/31/2004	(0.41)	10.52	2.22	110,838	1.71	(c)	2.09	711
03/31/2003	(0.54)	10.70	8.33	94,504	1.70		3.17	589
03/31/2002	(0.38)	10.39	4.42	47,725	1.71	(c)	3.37	434

Global Bond Fund (U.S. Dollar-Hedged)

Class A
03/31/2006	$(0.64)	$9.66	2.99%	$21,185	0.95%		2.99%	372%
03/31/2005	(0.47)	10.00	4.47	23,686	0.95		2.30	245
03/31/2004	(0.42)	10.03	3.57	26,272	0.96	(b)	2.57	577
03/31/2003	(0.36)	10.10	11.25	21,667	0.97	(b)	3.83	413
03/31/2002	(0.70)	9.42	5.42	5,262	0.96	(b)	4.11	373

Class B
03/31/2006	(0.56)	9.66	2.23	8,224	1.70		2.23	372
03/31/2005	(0.40)	10.00	3.69	10,297	1.70		1.56	245
03/31/2004	(0.34)	10.03	2.79	12,916	1.71	(c)	1.83	577
03/31/2003	(0.29)	10.10	10.42	13,538	1.72	(c)	3.26	413
03/31/2002	(0.63)	9.42	4.63	6,586	1.71	(c)	3.43	373

Class C
03/31/2006	(0.56)	9.66	2.22	18,835	1.70		2.24	372
03/31/2005	(0.40)	10.00	3.69	17,563	1.70		1.56	245
03/31/2004	(0.34)	10.03	2.79	19,194	1.71	(c)	1.82	577
03/31/2003	(0.29)	10.10	10.42	18,317	1.72	(c)	3.23	413
03/31/2002	(0.63)	9.42	4.63	6,890	1.71	(c)	3.41	373

GNMA Fund

Class A
03/31/2006	$(0.41)	$10.90	2.74%	$64,165	0.90%		3.43%	1069%
03/31/2005	(0.33)	11.01	2.31	71,610	0.90		1.80	1209
03/31/2004	(0.37)	11.09	3.75	77,650	0.92	(f)	0.94	1409
03/31/2003	(0.48)	11.05	8.17	92,680	0.95	(h)	1.69	763
03/31/2002	(0.58)	10.67	7.92	31,836	1.01	(d)	2.32	1292

Class B
03/31/2006	(0.33)	10.90	1.97	36,678	1.66	(g)	2.68	1069
03/31/2005	(0.25)	11.01	1.55	45,546	1.65		1.04	1209
03/31/2004	(0.29)	11.09	2.98	54,895	1.67	(g)	0.18	1409
03/31/2003	(0.40)	11.05	7.35	68,749	1.70	(h)	0.92	763
05/31/2001 - 03/31/2002	(0.39)	10.67	6.62	13,063	1.76	*(e)	1.41 *	1292

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(h)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  105

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
GNMA Fund (Cont.)

Class C
03/31/2006	$11.01	$0.29	$(0.07)	$0.22	$(0.33)	$0.00	$0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)	0.00
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)	0.00
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.13	0.50	0.63	(0.27)	(0.12)	0.00

High Yield Fund

Class A
03/31/2006	$9.70	$0.67	$0.08	$0.75	$(0.68)	$0.00	$0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00	0.00

Class B
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00	0.00
03/31/2002	9.88	0.68	(0.69)	(0.01)	(0.68)	0.00	0.00

Class C
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00	0.00
03/31/2002	9.88	0.67	(0.68)	(0.01)	(0.68)	0.00	0.00

Investment Grade Corporate Bond Fund

Class A
03/31/2006	$10.38	$0.42	$(0.19)	$0.23	$(0.43)	$(0.01)	$0.00
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)	0.00

Class C
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)	0.00
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)	0.00

Long-Term U.S. Government Fund

Class A
03/31/2006	$10.77	$0.38	$(0.28)	$0.10	$(0.38)	$(0.01)	$0.00
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)	0.00
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)	0.00
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)	0.00
03/31/2002	10.65	0.62	(0.39)	0.23	(0.62)	(0.30)	0.00

Class B
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)	0.00
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)	0.00
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)	0.00
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)	0.00
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)	0.00

Class C
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)	0.00
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)	0.00
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)	0.00
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)	0.00
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)	0.00

106  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
GNMA Fund (Cont.)

Class C
03/31/2006	$(0.33)	$10.90	1.98%	$36,587	1.66	%(d)	2.67%	1069%
03/31/2005	(0.25)	11.01	1.55	49,158	1.65		1.03	1209
03/31/2004	(0.29)	11.09	2.99	62,603	1.67	(d)	0.20	1409
03/31/2003	(0.40)	11.05	7.35	89,530	1.70	(e)	0.93	763
05/31/2001 - 03/31/2002	(0.39)	10.67	6.66	17,521	1.76	*(b)	1.45 *	1292

High Yield Fund

Class A
03/31/2006	$(0.68)	$9.77	7.95%	$983,662	0.90%		6.83%	105%
03/31/2005	(0.64)	9.70	6.87	996,147	0.90		6.49	62
03/31/2004	(0.65)	9.69	16.62	1,252,991	0.90		6.76	105
03/31/2003	(0.71)	8.90	5.18	960,993	0.90		7.99	129
03/31/2002	(0.75)	9.19	0.67	539,679	0.90		7.81	96

Class B
03/31/2006	(0.60)	9.77	7.14	504,772	1.65		6.05	105
03/31/2005	(0.56)	9.70	6.08	646,112	1.65		5.73	62
03/31/2004	(0.58)	9.69	15.76	771,174	1.65		6.02	105
03/31/2003	(0.64)	8.90	4.40	577,476	1.65		7.27	129
03/31/2002	(0.68)	9.19	(0.07)	447,674	1.65		7.13	96

Class C
03/31/2006	(0.60)	9.77	7.14	734,019	1.65		6.05	105
03/31/2005	(0.56)	9.70	6.08	909,031	1.65		5.74	62
03/31/2004	(0.58)	9.69	15.76	1,159,797	1.65		6.01	105
03/31/2003	(0.64)	8.90	4.39	831,310	1.65		7.26	129
03/31/2002	(0.68)	9.19	(0.07)	537,595	1.65		7.12	96

Investment Grade Corporate Bond Fund

Class A
03/31/2006	$(0.44)	$10.17	2.17%	$16,345	0.90%		4.05%	168%
07/30/2004 - 03/31/2005	(0.46)	10.38	3.49	2,599	0.90	*	3.63 *	57

Class C
03/31/2006	(0.36)	10.17	1.40	6,204	1.65		3.29	168
07/30/2004 - 03/31/2005	(0.41)	10.38	2.95	1,385	1.65	*	2.82 *	57

Long-Term U.S. Government Fund

Class A
03/31/2006	$(0.39)	$10.48	0.79%	$140,369	0.89	%(f)	3.41%	788%
03/31/2005	(0.66)	10.77	0.77	124,471	0.90		2.76	321
03/31/2004	(0.59)	11.35	7.69	138,097	0.91	(c)	3.21	588
03/31/2003	(0.91)	11.12	21.25	155,096	0.90		3.99	427
03/31/2002	(0.92)	9.96	2.11	110,780	0.92	(c)	5.93	682

Class B
03/31/2006	(0.30)	10.48	0.04	45,638	1.64	(f)	2.61	788
03/31/2005	(0.57)	10.77	0.02	60,124	1.65		2.02	321
03/31/2004	(0.51)	11.35	6.89	83,819	1.66	(d)	2.47	588
03/31/2003	(0.82)	11.12	20.35	114,830	1.65		3.18	427
03/31/2002	(0.84)	9.96	1.35	67,302	1.67	(d)	5.18	682

Class C
03/31/2006	(0.30)	10.48	0.04	38,108	1.64	(f)	2.63	788
03/31/2005	(0.57)	10.77	0.02	41,824	1.65		2.02	321
03/31/2004	(0.51)	11.35	6.89	49,262	1.66	(d)	2.47	588
03/31/2003	(0.82)	11.12	20.35	65,379	1.65		3.17	427
03/31/2002	(0.84)	9.96	1.33	41,830	1.67	(d)	5.18	682

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(e)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(f)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  107

Financial Highlights (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Low Duration Fund

Class A
03/31/2006	$10.11	$0.31	$(0.15)	$0.16	$(0.33)	$(0.04)	$0.00
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)	0.00
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)	0.00
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)	0.00
03/31/2002	10.03	0.46	0.07	0.53	(0.49)	(0.01)	0.00

Class B
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)	0.00
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)	0.00
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)	0.00
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)	0.00
03/31/2002	10.03	0.39	0.06	0.45	(0.41)	(0.01)	0.00

Class C
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)	0.00
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)	0.00
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)	0.00
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)	0.00
03/31/2002	10.03	0.40	0.08	0.48	(0.44)	(0.01)	0.00

Money Market Fund

Class A
03/31/2006	$1.00	$0.03	$0.00	$0.03	$(0.03)	$0.00	$0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00

Class B
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2002	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00

Class C
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00

Short-Term Fund

Class A
03/31/2006	$10.01	$0.31	$(0.02)	$0.29	$(0.32)	$0.00	$0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)	0.00
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)	0.00
03/31/2003	10.00	0.25	0.06	0.31	(0.25)	(0.02)	0.00
03/31/2002	10.03	0.31	0.06	0.37	(0.38)	(0.02)	0.00

Class B
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)	0.00
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)	0.00
03/31/2003	10.00	0.17	0.07	0.24	(0.18)	(0.02)	0.00
03/31/2002	10.03	0.28	0.01	0.29	(0.30)	(0.02)	0.00

108  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Low Duration Fund

Class A
03/31/2006	$(0.37)	$9.90	1.56%	$1,493,640	0.88	%(k)	3.13%	68%
03/31/2005	(0.24)	10.11	0.43	1,904,647	0.90		1.61	278
03/31/2004	(0.25)	10.31	2.26	2,093,152	0.90		1.53	247
03/31/2003	(0.48)	10.33	7.56	1,987,140	0.90		2.88	218
03/31/2002	(0.50)	10.06	5.41	829,238	0.90		4.47	569

Class B
03/31/2006	(0.29)	9.90	0.80	305,913	1.63	(k)	2.35	68
03/31/2005	(0.16)	10.11	(0.32)	450,456	1.65		0.86	278
03/31/2004	(0.18)	10.31	1.50	558,429	1.65		0.78	247
03/31/2003	(0.40)	10.33	6.76	542,652	1.65		2.12	218
03/31/2002	(0.42)	10.06	4.63	203,092	1.65		3.83	569

Class C
03/31/2006	(0.32)	9.90	1.05	607,046	1.38	(k)	2.60	68
03/31/2005	(0.19)	10.11	(0.07)	935,536	1.40		1.10	278
03/31/2004	(0.20)	10.31	1.75	1,251,266	1.40		1.03	247
03/31/2003	(0.43)	10.33	7.03	1,220,084	1.40		2.35	218
03/31/2002	(0.45)	10.06	4.89	429,436	1.40		3.94	569

Money Market Fund

Class A
03/31/2006	$(0.03)	$1.00	3.22%	$64,212	0.57%		3.10%	N/A %
03/31/2005	(0.01)	1.00	1.12	95,033	0.62	(i)(j)	1.08	N/A
03/31/2004	0.00	1.00	0.48	71,204	0.65		0.47	N/A
03/31/2003	(0.01)	1.00	1.08	83,840	0.62	(g)	1.03	N/A
03/31/2002	(0.03)	1.00	2.65	46,077	0.60		2.59	N/A

Class B
03/31/2006	(0.03)	1.00	2.83	40,366	0.95	(l)	2.75	N/A
03/31/2005	(0.01)	1.00	0.71	57,408	1.03	(d)(i)	0.64	N/A
03/31/2004	0.00	1.00	0.05	57,215	1.08	(c)	0.05	N/A
03/31/2003	0.00	1.00	0.25	82,262	1.43	(g)(b)	0.19	N/A
03/31/2002	(0.02)	1.00	1.73	39,283	1.50		1.63	N/A

Class C
03/31/2006	(0.03)	1.00	3.22	57,589	0.57		3.10	N/A
03/31/2005	(0.01)	1.00	1.12	92,016	0.62	(i)(j)	1.01	N/A
03/31/2004	0.00	1.00	0.48	85,956	0.65		0.47	N/A
03/31/2003	(0.01)	1.00	1.08	128,687	0.62	(g)	1.04	N/A
03/31/2002	(0.03)	1.00	2.65	80,530	0.60		2.71	N/A

Short-Term Fund

Class A
03/31/2006	$(0.32)	$9.98	2.91%	$315,399	0.75	%(h)	3.07%	230%
03/31/2005	(0.17)	10.01	1.10	521,189	0.85	(h)	1.32	356
03/31/2004	(0.14)	10.07	1.64	801,886	0.90		1.08	268
03/31/2003	(0.27)	10.04	3.18	923,383	0.86	(g)	2.42	77
03/31/2002	(0.40)	10.00	3.68	756,465	0.92	(e)	3.07	131

Class B
03/31/2006	(0.24)	9.98	2.13	19,070	1.50	(h)	2.30	230
03/31/2005	(0.09)	10.01	0.35	32,842	1.60	(h)	0.60	356
03/31/2004	(0.06)	10.07	0.89	32,626	1.65		0.31	268
03/31/2003	(0.20)	10.04	2.42	28,014	1.61	(g)	1.62	77
03/31/2002	(0.32)	10.00	2.93	11,277	1.74	(f)	2.82	131

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.
(c)	If the administrator did not waive the administrative fees and a portion of servicing and distribution fees, the ratio of expenses to average net assets would have been 1.55%.
(d)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(g)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(h)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/12-b-1 Fees.
(i)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(j)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(k)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.98%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  109

Financial Highlights (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Short-Term Fund (Cont.)

Class C
03/31/2006	$10.01	$0.28	$(0.02)	$0.26	$(0.29)	$0.00	$0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)	0.00
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)	0.00
03/31/2003	10.00	0.21	0.07	0.28	(0.22)	(0.02)	0.00
03/31/2002	10.03	0.27	0.07	0.34	(0.35)	(0.02)	0.00

Total Return Mortgage Fund

Class A
03/31/2006	$10.62	$0.37	$(0.13)	$0.24	$(0.39)	$0.00	$0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)	0.00
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)	0.00
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)	0.00
03/31/2002	10.42	0.41	0.35	0.76	(0.43)	(0.40)	0.00

Class B
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)	0.00
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)	0.00
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)	0.00
03/31/2002	10.42	0.31	0.43	0.74	(0.41)	(0.40)	0.00

Class C
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)	0.00
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)	0.00
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)	0.00
03/31/2002	10.42	0.31	0.37	0.68	(0.35)	(0.40)	0.00

110  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Short-Term Fund (Cont.)

Class C
03/31/2006	$(0.29)	$9.98	2.60%	$173,897	1.05	%(f)	2.77%	230%
03/31/2005	(0.14)	10.01	0.80	265,718	1.15	(f)	1.02	356
03/31/2004	(0.11)	10.07	1.34	393,059	1.20		0.77	268
03/31/2003	(0.24)	10.04	2.87	408,817	1.16	(e)	2.08	77
03/31/2002	(0.37)	10.00	3.37	254,809	1.22	(b)	2.71	131

Total Return Mortgage Fund

Class A
03/31/2006	$(0.39)	$10.47	2.24%	$35,258	0.90%		3.51%	711%
03/31/2005	(0.50)	10.62	2.68	30,797	0.90		2.16	824
03/31/2004	(0.39)	10.83	4.48	31,673	0.95	(c)	1.36	993
03/31/2003	(0.53)	10.75	9.04	33,435	0.90		1.91	844
03/31/2002	(0.83)	10.35	7.43	7,010	0.90		3.88	1193

Class B
03/31/2006	(0.31)	10.47	1.48	14,970	1.65		2.74	711
03/31/2005	(0.42)	10.62	1.91	17,104	1.65		1.40	824
03/31/2004	(0.31)	10.83	3.69	18,755	1.70	(d)	0.63	993
03/31/2003	(0.45)	10.75	8.27	18,464	1.65		1.23	844
03/31/2002	(0.81)	10.35	6.61	5,787	1.65		2.92	1193

Class C
03/31/2006	(0.31)	10.47	1.48	22,129	1.65		2.75	711
03/31/2005	(0.42)	10.62	1.91	23,596	1.65		1.41	824
03/31/2004	(0.31)	10.83	3.70	26,661	1.70	(d)	0.57	993
03/31/2003	(0.45)	10.75	8.23	36,233	1.65		1.19	844
03/31/2002	(0.75)	10.35	6.62	9,585	1.65		2.91	1193

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.15%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(e)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(f)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/12-b-1 Fees.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  111

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)
Assets:
Investments, at value	$1,937,246	$1,597,946	$3,261,992	$1,398,555	$1,672,033	$2,734,817	$239,492
Cash	630	1,494	8,196	108	202	0	4
Foreign currency, at value	201	1,483	34	720	8,278	12,025	1,249
Receivable for investments sold	0	178,321	47,762	141,258	220,347	292,583	8,706
Receivable for investments sold on delayed-delivery basis	0	0	0	1,005	2,336	378,441	12,471
Receivable for Fund shares sold	7,928	10,418	26,712	5,533	12,138	4,710	205
Interest and dividends receivable	5,901	22,772	45,523	10,345	16,835	36,016	2,563
Variation margin receivable	0	70	392	8	884	2,791	588
Manager reimbursement receivable	20	0	0	0	0	0	0
Swap premiums paid	0	3,540	0	5,211	20,358	29,037	3,199
Unrealized appreciation on forward foreign currency contracts	26,959	442	658	294	1,339	7,305	556
Unrealized appreciation on swap agreements	103	4,077	17,099	14,023	22,318	45,983	3,846
Other assets	0	0	0	0	0	0	0

	1,978,988	1,820,563	3,408,368	1,557,060	1,977,068	3,543,708	272,879

Liabilities:
Payable for investments purchased	$18,935	$101,222	$52,748	$101,815	$3,277	$156,731	$12,915
Payable for investments purchased on delayed-delivery basis	19,700	57,444	285,953	5,345	310,432	482,093	22,314
Payable for short sales	0	0	0	0	140,685	400,026	13,331
Overdraft due to Custodian	0	0	0	0	0	1,342	0
Written options outstanding	0	681	0	706	2,657	5,846	409
Payable for Fund shares redeemed	1,660	1,833	13,467	22,384	2,496	12,187	1,016
Dividends payable	310	1,468	1,584	492	501	611	122
Accrued investment advisory fee	742	655	1,180	426	325	550	50
Accrued administration fee	696	468	1,169	406	397	679	67
Accrued distribution fee	5	79	182	18	57	103	18
Accrued servicing fee	61	52	200	85	90	160	11
Variation margin payable	0	31	0	0	1	1,134	460
Recoupment payable to Manager	0	0	0	11	34	0	0
Swap premiums received	0	335	62	2,236	27,867	44,707	2,840
Unrealized depreciation on forward foreign currency contracts	11,097	665	571	1,142	5,046	3,020	128
Unrealized depreciation on swap agreements	0	891	2,084	1,226	6,894	10,395	939
Unrealized depreciation on forward volatility options	0	0	0	0	8	14	2
Other liabilities	0	0	8	0	0	2	0

	53,206	165,824	359,208	136,292	500,736	1,119,600	54,622

Net Assets	$1,925,782	$1,654,739	$3,049,160	$1,440,768	$1,476,332	$2,424,108	$218,257

Net Assets Consist of:
Paid in capital	$1,885,210	$1,629,290	$2,860,902	$1,415,736	$1,541,556	$2,437,978	$222,525
Undistributed (overdistributed) net investment income	3,172	(903)	40,398	(201)	(26,711)	(69,586)	(3,640)
Accumulated undistributed net realized gain (loss)	21,825	18,066	9,901	2,790	(4,549)	10,174	2,039
Net unrealized appreciation (depreciation)	15,575	8,286	137,959	22,443	(33,964)	45,542	(2,667)

	$1,925,782	$1,654,739	$3,049,160	$1,440,768	$1,476,332	$2,424,108	$218,257

Net Assets:
Class A	$47,798	$80,231	$346,060	$241,828	$214,079	$302,226	$21,185
Class B	0	27,058	82,186	0	0	40,661	8,224
Class C	8,646	91,600	176,096	68,747	81,574	90,269	18,835
Other Classes	1,869,338	1,455,850	2,444,818	1,130,193	1,180,669	1,990,952	170,013

Shares Issued and Outstanding:
Class A	4,569	7,286	31,072	23,267	21,619	29,340	2,194
Class B	0	2,457	7,379	0	0	3,947	852
Class C	826	8,318	15,811	6,614	8,238	8,763	1,950

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$10.46	$11.01	$11.14	$10.39	$9.90	$10.30	$9.66
Class B	0.00	11.01	11.14	0.00	0.00	10.30	9.66
Class C	10.46	11.01	11.14	10.39	9.90	10.30	9.66

Cost of Investments Owned	$1,937,628	$1,586,992	$3,137,688	$1,387,285	$1,707,208	$2,712,394	$243,666

Cost of Foreign Currency Held	$206	$1,481	$34	$719	$8,269	$11,978	$1,242

Proceeds Received on Short Sales	$0	$0	$0	$0	$141,102	$397,306	$13,233

Premiums Received on Written Options	$0	$845	$0	$718	$4,036	$9,246	$649

112  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands, except per share amounts	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund
Assets:
Investments, at value	$411,503	$7,347,509	$59,258	$2,567,239	$11,586,594	$307,864	$3,547,958	$781,628
Cash	514	4,101	75	138	4,525	1	3,311	1
Foreign currency, at value	0	6,568	9	0	0	0	1,727	0
Receivable for investments sold	191,198	17,560	1,213	504,252	732,980	0	230,657	323,052
Receivable for investments sold on delayed-delivery basis	0	29,938	0	770,711	0	0	80,303	0
Receivable for Fund shares sold	593	21,112	196	913	19,805	708	8,739	1,730
Interest and dividends receivable	1,246	135,676	637	23,154	37,594	71	13,969	1,581
Variation margin receivable	3	4,050	1	8,441	3,636	0	9,073	28
Manager reimbursement receivable	0	0	0	0	0	0	0	0
Swap premiums paid	406	0	238	10	1,832	0	40	1,943
Unrealized appreciation on forward foreign currency contracts	0	534	15	0	919	0	529	0
Unrealized appreciation on swap agreements	176	2,171	135	0	2,932	0	370	1,028
Other assets	0	0	0	270	0	0	1	0

	605,639	7,569,219	61,777	3,875,128	12,390,817	308,644	3,896,677	1,110,991

Liabilities:
Payable for investments purchased	$282,048	$127,382	$5,387	$239,814	$207,014	$0	$0	$565,407
Payable for investments purchased on delayed-delivery basis	0	78,246	0	430,056	0	0	20,648	0
Payable for short sales	44,880	0	0	1,018,432	0	0	81,925	0
Overdraft due to Custodian	0	0	0	0	747	0	0	0
Written options outstanding	28	2,544	27	2,373	24,740	0	9,030	127
Payable for Fund shares redeemed	1,010	20,566	153	8,993	83,750	1,617	6,698	782
Dividends payable	158	11,988	49	285	5,420	100	1,770	87
Accrued investment advisory fee	67	1,643	13	446	2,782	33	870	123
Accrued administration fee	87	2,009	16	526	2,416	73	749	147
Accrued distribution fee	0	1,000	4	110	557	17	261	2
Accrued servicing fee	84	611	5	52	682	15	123	65
Variation margin payable	0	3,895	1	8,281	3,216	0	8,991	0
Recoupment payable to Manager	0	0	0	0	0	0	0	0
Swap premiums received	20	0	54	3,811	98	0	60	72
Unrealized depreciation on forward foreign currency contracts	0	716	10	0	8,509	0	489	0
Unrealized depreciation on swap agreements	277	2,203	224	5,623	3,958	0	1,398	131
Unrealized depreciation on forward volatility options	0	0	0	0	22	0	0	0
Other liabilities	0	0	0	0	0	0	0	0

	328,659	252,803	5,943	1,718,802	343,911	1,855	133,012	566,943

Net Assets	$276,980	$7,316,416	$55,834	$2,156,326	$12,046,906	$306,789	$3,763,665	$544,048

Net Assets Consist of:
Paid in capital	$281,159	$7,398,559	$57,185	$2,261,939	$12,454,319	$306,766	$3,784,550	$555,988
Undistributed (overdistributed) net investment income	647	(10,051)	(9)	1,371	(6,808)	48	6,803	254
Accumulated undistributed net realized gain (loss)	(489)	(209,251)	(146)	(28,222)	(182,235)	(25)	(18,369)	(4,581)
Net unrealized appreciation (depreciation)	(4,337)	137,159	(1,196)	(78,762)	(218,370)	0	(9,319)	(7,613)

	$276,980	$7,316,416	$55,834	$2,156,326	$12,046,906	$306,789	$3,763,665	$544,048

Net Assets:
Class A	$64,165	$983,662	$16,345	$140,369	$1,493,640	$64,212	$315,399	$35,258
Class B	36,678	504,772	0	45,638	305,913	40,366	19,070	14,970
Class C	36,587	734,019	6,204	38,108	607,046	57,589	173,897	22,129
Other Classes	139,550	5,093,963	33,285	1,932,211	9,640,307	144,622	3,255,299	471,691

Shares Issued and Outstanding:
Class A	5,886	100,669	1,607	13,394	150,890	64,211	31,598	3,369
Class B	3,365	51,659	0	4,355	30,904	40,365	1,911	1,430
Class C	3,356	75,120	610	3,636	61,325	57,588	17,422	2,115

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$10.90	$9.77	$10.17	$10.48	$9.90	$1.00	$9.98	$10.47
Class B	10.90	9.77	0.00	10.48	9.90	1.00	9.98	10.47
Class C	10.90	9.77	10.17	10.48	9.90	1.00	9.98	10.47

Cost of Investments Owned	$416,035	$7,199,573	$60,187	$2,622,323	$11,717,835	$307,864	$3,550,753	$790,134

Cost of Foreign Currency Held	$0	$6,559	$9	$0	$0	$0	$1,724	$0

Proceeds Received on Short Sales	$45,105	$0	$0	$1,024,358	$0	$0	$81,849	$0

Premiums Received on Written Options	$143	$5,548	$28	$2,221	$30,721	$0	$8,043	$760

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  113

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	Developing Local Markets Fund(1)	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)
Investment Income:
Interest, net of foreign taxes	$30,075	$80,963	$168,126	$61,514	$53,186	$89,975	$7,934
Dividends	0	177	763	92	51	451	83
Miscellaneous income	9	48	32	317	28	14	1

Total Income	30,084	81,188	168,921	61,923	53,265	90,440	8,018

Expenses:
Investment advisory fees	3,077	6,083	12,294	4,064	3,446	5,799	509
Administration fees	2,954	4,334	12,106	3,837	4,222	7,260	690
Distribution fees - Class B	0	163	585	0	0	349	72
Distribution fees - Class C	11	534	1,215	137	658	720	144
Servicing fees - Class A	30	149	781	489	508	778	59
Servicing fees - Class B	0	54	195	0	0	116	24
Servicing fees - Class C	4	178	405	114	219	240	48
Distribution and/or servicing fees - Other Classes	200	93	636	147	243	847	0
Trustees’ fees	2	3	7	3	3	5	1
Organization costs	22	0	0	0	0	0	0
Interest expense	0	0	50	8	0	1	1
Miscellaneous expense	0	2	3	13	5	3	0

Total Expenses	6,300	11,593	28,277	8,812	9,304	16,118	1,548
Reimbursement by Manager	(20)	0	0	0	0	0	0

Net Expenses	6,280	11,593	28,277	8,812	9,304	16,118	1,548

Net Investment Income	23,804	69,595	140,644	53,111	43,961	74,322	6,470

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	8	19,490	118,006	462	(1,688)	9,547	2,009
Net realized gain (loss) on futures contracts, options and swaps	3	5,768	9,684	16,055	24,768	1,945	(1,504)
Net realized gain (loss) on foreign currency transactions	27,999	10,332	6,373	1,153	(136,850)	139,619	11,970
Net change in unrealized appreciation (depreciation) on investments	(359)	(2,959)	76,808	12,735	(32,774)	(149,339)	(14,231)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	103	(4,080)	1,594	13,078	(56)	29,525	3,517
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	15,830	(3,379)	(420)	(1,058)	14,794	(28,914)	(2,327)

Net Gain (Loss)	43,584	25,172	212,045	42,425	(131,806)	2,383	(566)

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,388	$94,767	$352,689	$95,536	$(87,845)	$76,705	$5,904

114  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund
Investment Income:
Interest, net of foreign taxes	$16,403	$528,450	$2,153	$76,862	$522,890	$12,983	$159,726	$25,316
Dividends	28	2,912	8	0	7,092	0	0	10
Miscellaneous income	0	11,096	1	1	161	0	58	0

Total Income	16,431	542,458	2,162	76,863	530,143	12,983	159,784	25,326

Expenses:
Investment advisory fees	975	17,618	110	4,075	33,161	425	10,399	1,453
Administration fees	1,220	21,838	130	4,711	30,028	1,024	9,079	1,717
Distribution fees - Class B	104	4,324	0	416	2,877	380	199	43
Distribution fees - Class C	0	6,117	30	316	3,920	0	658	0
Servicing fees - Class A	175	2,449	21	347	4,314	87	866	81
Servicing fees - Class B	312	1,441	0	139	959	127	53	127
Servicing fees - Class C	435	2,039	10	105	1,960	73	439	240
Distribution and/or servicing fees - Other Classes	21	2,915	3	299	2,490	25	2,576	284
Trustees’ fees	1	16	0	4	30	1	9	1
Organization costs	0	0	0	0	0	0	0	0
Interest expense	16	17	0	29	0	1	4	12
Miscellaneous expense	1	11	0	2	21	1	7	1

Total Expenses	3,260	58,785	304	10,443	79,760	2,144	24,289	3,959
Reimbursement by Manager	0	0	0	0	0	(264)	0	0

Net Expenses	3,260	58,785	304	10,443	79,760	1,880	24,289	3,959

Net Investment Income	13,171	483,673	1,858	66,420	450,383	11,103	135,495	21,367

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(185)	115,847	(166)	(29,340)	3,633	(18)	(5,144)	(1,224)
Net realized gain (loss) on futures contracts, options and swaps	109	(5,252)	(19)	6,340	(134,260)	0	1,924	35
Net realized gain (loss) on foreign currency transactions	0	19,353	17	0	26,725	0	(5,971)	0
Net change in unrealized appreciation (depreciation) on investments	(389)	(64,604)	(731)	(45,696)	(97,012)	0	(3,786)	(6,503)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	130	(5,449)	(209)	(32,162)	18,230	0	(1,170)	1,014
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,064)	34	0	(20,011)	0	3,012	0

Net Gain (Loss)	(335)	50,831	(1,074)	(100,858)	(202,695)	(18)	(11,135)	(6,678)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,836	$534,504	$784	$(34,438)	$247,688	$11,085	$124,360	$14,689

(1)	Period from May 31, 2005 to March 31, 2006.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  115

Statements of Changes in Net Assets

	Developing Local Markets Fund	Diversified Income Fund		Emerging Markets Bond Fund		Floating Income Fund
Amounts in thousands	Period from May 31, 2005 to March 31, 2006	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$23,804	$69,595	$43,537	$140,644	$65,677	$53,111	$6,166
Net realized gain (loss)	28,010	35,590	962	134,063	42,527	17,670	625
Net change in unrealized appreciation (depreciation)	15,574	(10,418)	6,388	77,982	(910)	24,755	(2,309)

Net increase (decrease) resulting from operations	67,388	94,767	50,887	352,689	107,294	95,536	4,482

Distributions to Shareholders:
From net investment income
Class A	(381)	(2,964)	(1,515)	(16,042)	(10,155)	(8,446)	(1,714)
Class B	0	(924)	(348)	(3,419)	(2,368)	0	0
Class C	(38)	(3,020)	(1,203)	(7,101)	(4,537)	(1,868)	(183)
Other Classes	(23,545)	(64,550)	(41,906)	(119,807)	(55,740)	(52,245)	(6,201)
From net realized capital gains
Class A	(55)	(602)	(150)	(9,987)	(9,051)	(706)	(6)
Class B	0	(226)	(44)	(2,409)	(2,510)	0	0
Class C	(5)	(769)	(139)	(5,139)	(4,838)	(175)	(1)
Other Classes	(2,792)	(11,603)	(3,568)	(72,465)	(51,876)	(3,899)	(13)
Tax basis return of capital
Class A	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0

Total Distributions	(26,816)	(84,658)	(48,873)	(236,369)	(141,075)	(67,339)	(8,118)

Fund Share Transactions:
Receipts for shares sold
Class A	49,927	45,722	32,100	168,513	144,136	184,775	224,894
Class B	0	15,272	13,020	22,500	18,647	0	0
Class C	8,624	57,769	27,339	60,849	47,190	48,589	31,306
Other Classes	1,839,938	700,924	434,512	1,391,377	1,391,354	947,586	781,595
Issued as reinvestment of distributions
Class A	354	2,321	1,274	19,289	14,356	6,561	1,248
Class B	0	516	168	4,376	3,603	0	0
Class C	22	2,813	907	8,938	6,911	1,583	124
Other Classes	25,229	63,560	34,044	182,533	103,261	55,114	6,121
Cost of shares redeemed
Class A	(3,135)	(16,218)	(10,173)	(119,890)	(143,666)	(132,421)	(47,372)
Class B	0	(5,015)	(1,852)	(18,959)	(22,412)	0	0
Class C	(57)	(12,186)	(7,696)	(42,107)	(50,997)	(11,445)	(2,266)
Other Classes	(35,747)	(244,464)	(239,194)	(860,900)	(817,141)	(662,880)	(16,919)
Net increase (decrease) resulting from Fund share transactions	1,885,155	611,014	284,449	816,519	695,242	437,462	978,731
Fund Redemption Fee	55	28	8	93	51	10	4

Total Increase (Decrease) in Net Assets	1,925,782	621,151	286,471	932,932	661,512	465,669	975,099

Net Assets:
Beginning of period	0	1,033,588	747,117	2,116,228	1,454,716	975,099	0

End of period*	$1,925,782	$1,654,739	$1,033,588	$3,049,160	$2,116,228	$1,440,768	$975,099

* Including undistributed (overdistributed) net investment income of:	$3,172	$(903)	$(3,449)	$40,398	$30,742	$(201)	$(1,359)

116  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$43,961	$7,692	$74,322	$43,216	$6,470	$4,290	$13,171	$9,391
Net realized gain (loss)	(113,770)	16,930	151,111	(26,278)	12,475	9	(76)	4,401
Net change in unrealized appreciation (depreciation)	(18,036)	(15,929)	(148,728)	77,864	(13,041)	3,492	(259)	(4,410)

Net increase (decrease) resulting from operations	(87,845)	8,693	76,705	94,802	5,904	7,791	12,836	9,382

Distributions to Shareholders:
From net investment income
Class A	(880)	(777)	(8,204)	(5,725)	(638)	(600)	(2,573)	(1,677)
Class B	0	0	(874)	(699)	(186)	(143)	(1,213)	(716)
Class C	0	(233)	(1,806)	(1,450)	(374)	(239)	(1,267)	(786)
Other Classes	(8,864)	(6,599)	(56,318)	(30,480)	(4,683)	(2,842)	(9,145)	(8,160)
From net realized capital gains
Class A	(1)	(712)	(9,846)	(7,863)	(870)	(761)	(1)	(608)
Class B	0	0	(1,386)	(1,379)	(318)	(280)	(1)	(385)
Class C	0	(367)	(2,976)	(2,841)	(710)	(464)	(1)	(425)
Other Classes	(4)	(5,622)	(61,792)	(37,836)	(5,682)	(3,094)	(2)	(3,232)
Tax basis return of capital
Class A	(4,409)	0	0	0	0	0	0	0
Class B	(0)	0	0	0	0	0	0	0
Class C	(1,628)	0	0	0	0	0	0	0
Other Classes	(23,875)	0	0	0	0	0	0	0

Total Distributions	(39,661)	(14,310)	(143,202)	(88,273)	(13,461)	(8,423)	(14,203)	(15,989)

Fund Share Transactions:
Receipts for shares sold
Class A	154,876	195,368	122,223	131,904	10,337	13,339	13,297	20,668
Class B	0	0	7,289	9,327	1,504	2,334	2,037	5,456
Class C	43,733	85,167	25,961	29,288	5,678	6,434	3,638	8,809
Other Classes	871,967	1,133,621	1,184,285	725,053	63,266	22,133	43,132	405,750
Issued as reinvestment of distributions
Class A	3,801	1,062	14,913	11,232	1,095	1,025	2,101	1,903
Class B	0	0	1,713	1,588	391	330	823	749
Class C	1,129	431	3,907	3,580	801	534	930	918
Other Classes	29,583	11,709	107,987	62,291	9,353	5,348	8,650	11,014
Cost of shares redeemed
Class A	(110,834)	(10,038)	(109,064)	(107,442)	(13,139)	(16,886)	(22,196)	(28,038)
Class B	0	0	(15,950)	(17,057)	(3,696)	(5,221)	(11,374)	(15,151)
Class C	(36,705)	(3,575)	(30,035)	(51,298)	(4,534)	(8,543)	(16,793)	(22,683)
Other Classes	(697,965)	(63,962)	(731,839)	(475,256)	(23,602)	(15,676)	(343,352)	(195,930)
Net increase (decrease) resulting from Fund share transactions	259,585	1,349,783	581,390	323,210	47,454	5,151	(319,107)	193,465
Fund Redemption Fee	35	52	100	48	15	4	0	1

Total Increase (Decrease) in Net Assets	132,114	1,344,218	514,993	329,787	39,912	4,523	(320,474)	186,859

Net Assets:
Beginning of period	1,344,218	0	1,909,115	1,579,328	178,345	173,822	597,454	410,595

End of period*	$1,476,332	$1,344,218	$2,424,108	$1,909,115	$218,257	$178,345	$276,980	$597,454

* Including undistributed (overdistributed) net investment income of:	$(26,711)	$12,342	$(69,586)	$(140,052)	$(3,640)	$(6,469)	$647	$661

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  117

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	High Yield Fund		Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$483,673	$454,268	$1,858	$1,276	$66,420	$21,171
Net realized gain (loss)	129,948	142,356	(168)	129	(23,000)	13,309
Net change in unrealized appreciation (depreciation)	(79,117)	(124,034)	(906)	(1,173)	(77,858)	(28,286)

Net increase (decrease) resulting from operations	534,504	472,590	784	232	(34,438)	6,194

Distributions to Shareholders:
From net investment income
Class A	(67,542)	(74,988)	(351)	(27)	(4,742)	(3,618)
Class B	(35,268)	(41,368)	0	0	(1,454)	(1,418)
Class C	(49,960)	(60,543)	(136)	(9)	(1,110)	(895)
Other Classes	(338,404)	(283,283)	(1,426)	(1,235)	(59,424)	(15,641)
From net realized capital gains
Class A	(279)	0	(9)	(24)	(140)	(4,146)
Class B	(156)	0	0	0	(51)	(2,085)
Class C	(222)	0	(4)	(7)	(40)	(1,388)
Other Classes	(1,348)	0	(24)	(619)	(1,969)	(17,831)

Total Distributions	(493,179)	(460,182)	(1,950)	(1,921)	(68,930)	(47,022)

Fund Share Transactions:
Receipts for shares sold
Class A	341,002	385,964	15,367	3,007	66,364	55,542
Class B	31,184	61,203	0	0	4,419	4,918
Class C	95,507	136,691	5,693	1,540	13,424	13,641
Other Classes	2,358,775	2,262,109	13,039	23,268	1,732,832	482,539
Issued as reinvestment of distributions
Class A	47,136	49,469	269	39	4,075	6,622
Class B	18,040	21,161	0	0	1,063	2,462
Class C	29,640	35,947	95	14	805	1,559
Other Classes	290,309	236,657	1,219	1,646	60,646	33,187
Cost of shares redeemed
Class A	(406,886)	(693,318)	(1,521)	(369)	(50,066)	(68,588)
Class B	(194,748)	(208,073)	0	0	(18,995)	(26,778)
Class C	(305,778)	(424,134)	(812)	(137)	(16,892)	(20,037)
Other Classes	(1,615,908)	(2,690,110)	(11,755)	(22,996)	(479,166)	(226,258)
Net increase (decrease) resulting from Fund share transactions	688,273	(826,434)	21,594	6,012	1,318,509	258,809
Fund Redemption Fee	243	257	2	6	70	95

Total Increase (Decrease) in Net Assets	729,841	(813,769)	20,430	4,329	1,215,211	218,076

Net Assets:
Beginning of period	6,586,575	7,400,344	35,404	31,075	941,115	723,039

End of period*	$7,316,416	$6,586,575	$55,834	$35,404	$2,156,326	$941,115

* Including undistributed (overdistributed) net investment income of:	$(10,051)	$(33,786)	$(9)	$29	$1,371	$1,461

118  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands	Low Duration Fund		Money Market Fund		Short-Term Fund		Total Return Mortgage Fund
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$450,383	$268,432	$11,103	$4,586	$135,495	$72,102	$21,367	$6,844
Net realized gain (loss)	(103,902)	34,119	(18)	(7)	(9,191)	14,202	(1,189)	(187)
Net change in unrealized appreciation (depreciation)	(98,793)	(213,566)	0	0	(1,944)	(22,837)	(5,489)	(3,493)

Net increase (decrease) resulting from operations	247,688	88,985	11,085	4,579	124,360	63,467	14,689	3,164

Distributions to Shareholders:
From net investment income
Class A	(55,832)	(35,646)	(2,670)	(938)	(13,407)	(9,089)	(1,183)	(768)
Class B	(9,466)	(5,183)	(1,381)	(455)	(617)	(237)	(488)	(311)
Class C	(21,292)	(13,888)	(2,259)	(1,000)	(6,139)	(3,528)	(691)	(425)
Other Classes	(380,674)	(234,551)	(4,776)	(2,186)	(116,990)	(60,483)	(19,821)	(6,210)
From net realized capital gains
Class A	(5,920)	(12,612)	0	0	0	(1,860)	0	(647)
Class B	(1,283)	(3,164)	0	0	0	(110)	0	(367)
Class C	(2,604)	(6,676)	0	0	0	(922)	0	(506)
Other Classes	(36,201)	(66,907)	0	0	0	(10,885)	0	(3,650)

Total Distributions	(513,272)	(378,627)	(11,086)	(4,579)	(137,153)	(87,114)	(22,183)	(12,884)

Fund Share Transactions:
Receipts for shares sold
Class A	482,195	887,395	123,492	196,224	96,665	264,373	15,355	10,686
Class B	11,658	60,388	41,771	82,472	2,587	17,542	2,767	2,905
Class C	76,673	225,979	95,573	166,969	19,481	61,975	6,048	5,697
Other Classes	4,259,301	4,792,622	160,528	350,450	3,443,082	3,673,125	85,187	485,959
Issued as reinvestment of distributions
Class A	51,215	38,830	2,442	824	9,443	7,983	890	1,068
Class B	7,207	5,579	1,126	381	394	218	311	428
Class C	15,137	12,973	2,012	862	3,823	2,747	489	660
Other Classes	377,074	267,793	4,485	2,294	105,793	63,591	19,520	9,348
Cost of shares redeemed
Class A	(911,051)	(1,074,374)	(156,755)	(173,218)	(310,738)	(549,495)	(11,260)	(11,998)
Class B	(156,341)	(163,807)	(59,940)	(82,659)	(16,683)	(17,372)	(4,968)	(4,635)
Class C	(406,010)	(532,546)	(132,013)	(161,769)	(114,533)	(190,302)	(7,649)	(8,908)
Other Classes	(5,197,641)	(5,322,406)	(235,024)	(307,316)	(3,697,483)	(3,330,799)	(191,359)	(100,509)
Net increase (decrease) resulting from Fund share transactions	(1,390,583)	(801,574)	(152,303)	75,514	(458,169)	3,586	(84,669)	390,701
Fund Redemption Fee	78	68	0	0	47	60	2	3

Total Increase (Decrease) in Net Assets	(1,656,089)	(1,091,148)	(152,304)	75,514	(470,915)	(20,001)	(92,161)	380,984

Net Assets:
Beginning of period	13,702,995	14,794,143	459,093	383,579	4,234,580	4,254,581	636,209	255,225

End of period*	$12,046,906	$13,702,995	$306,789	$459,093	$3,763,665	$4,234,580	$544,048	$636,209

* Including undistributed (overdistributed) net investment income of:	$(6,808)	$(38,801)	$48	$31	$6,803	$12,275	$254	$598

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  119

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 15 funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

120  PIMCO Funds Annual Report  |  03.31.06

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Bridge Debt Commitments. At the period ended March 31, 2006, the High Yield Fund had $30,037,500 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout report are defined as follows:

A$	–	Australian Dollar	MP	–	Mexican Peso
BP	–	British Pound	N$	–	New Zealand Dollar
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CK	–	Czech Koruna	RP	–	Indian Rupee
CO	–	Colombian Peso	RR	–	Russian Ruble
CP	–	Chilean Peso	S$	–	Singapore Dollar
CY	–	Chinese Yuan Renminbi	SF	–	Swiss Franc
DK	–	Danish Krone	SK	–	Swedish Krona
EC	–	Euro	SR	–	South African Rand
H$	–	Hong Kong Dollar	SV	–	Slovakian Koruna
IR	–	Indonesian Rupiah	T$	–	Taiwan Dollar
IS	–	Israeli Shekel	TB	–	Thai Baht
JY	–	Japanese Yen	TL	–	Turkish Lira
KW	–	South Korean Won	UH	–	Ukrainian Hryvnia

Forward Currency Transactions. Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and

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Notes to Financial Statements (Cont.)

March 31, 2006

Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2006, the following Funds had unfunded loan commitments:

Diversified Income Fund	$311,881
Emerging Market Bond Fund	240,462
Floating Income Fund	144,277
High Yield Fund	6,258,235
Short-Term Fund	48,093

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities

122  PIMCO Funds Annual Report  |  03.31.06

usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination

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Notes to Financial Statements (Cont.)

March 31, 2006

or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes (%)		Institutional (%)		Administrative (%)	A, B and C Classes (%)		Class D (%)		Class R (%)
Developing Local Markets Fund	0.45		0.40	(2)	N/A	0.55	(6)	0.65	(6)	N/A
Diversified Income Fund	0.45		0.30		0.30	0.45		0.45		N/A
Emerging Markets Bond Fund	0.45		0.40		0.40	0.55		0.55		N/A
Floating Income Fund	0.30		0.25		0.25	0.40		0.40		N/A
Foreign Bond Fund (Unhedged)	0.25		0.25		0.25	0.45		0.45		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25		0.25		0.25	0.45		0.45		0.45
Global Bond Fund (U.S. Dollar-Hedged)	0.25		0.30		0.30	0.45		N/A		N/A
GNMA Fund	0.25		0.25		N/A	0.40		0.40		N/A
High Yield Fund	0.25		0.25		0.25	0.40		0.40		0.40
Investment Grade Corporate Bond Fund	0.25		0.25		0.25	0.40		0.40		N/A
Long-Term U.S. Government Fund	0.225	(3)	0.25		0.25	0.40		N/A		N/A
Low Duration Fund	0.25		0.18		0.18	0.35	(5)	0.25		0.35	(5)
Money Market Fund	0.12		0.20		0.20	0.35	(4)	N/A		N/A
Short-Term Fund	0.25		0.20		0.20	0.35	(1)	0.25	(6)	0.35	(1)
Total Return Mortgage Fund	0.25		0.25		0.25	0.40		0.40		N/A

(1)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.
(2)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.40%.
(3)	Effective October 1, 2005, the investment advisory fee was reduced by 0.025% to an annual rate of 0.225%.
(4)	PIMCO and the Distributor have contractually agreed (ending March 31, 2007), to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) fees for the Class B shares to 0.86% of average daily net assets.
(5)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(6)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

Redemption Fees. Shareholders of each Fund, except the Money Market Fund, will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days, after their acquisition (by purchase or exchange).

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Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration Fund	0.50	0.25
Money Market Fund	—	0.10
Short-Term and Floating Income Funds	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

AGID has contractually agreed to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $7,894,152 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Institutional Class (%)	Class A (%)	Class C (%)	Class D (%)
Developing Local Markets Fund	0.85	1.25	2.00	1.35

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2005	03/31/2006
Developing Local Markets Fund	N/A	$20

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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Notes to Financial Statements (Cont.)

March 31, 2006

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$51,884	$0	$732,799	$30,212
Diversified Income Fund	954,938	886,159	1,189,394	671,041
Emerging Markets Bond Fund	292,330	290,831	7,455,288	6,889,672
Floating Income Fund	537,835	470,856	803,608	437,885
Foreign Bond Fund (Unhedged)	3,210,834	2,848,833	4,225,220	3,798,851
Foreign Bond Fund (U.S. Dollar-Hedged)	10,124,987	9,741,285	4,805,615	4,299,880
Global Bond Fund (U.S. Dollar-Hedged)	522,744	483,532	296,078	283,054
GNMA Fund	6,124,415	6,238,234	0	1,849
High Yield Fund	1,613,658	1,617,573	6,558,044	5,840,266
Investment Grade Corporate Bond Fund	50,427	46,286	35,586	23,038
Long-Term U.S. Government Fund	14,868,029	13,101,511	551,238	108,408
Low Duration Fund	4,656,408	3,514,851	4,088,308	1,142,152
Short-Term Fund	4,200,017	4,293,625	1,610,102	955,197
Total Return Mortgage Fund	6,169,362	6,249,996	138,498	23,423

5. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$32,487	$0
Foreign Bond Fund (Unhedged)	343	0
High Yield Fund	3,810	0
Short-Term Fund	203	0

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Diversified Income Fund			Emerging Market Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	1,862	$0	$494	$0	$0	1,418	$0	$377
Sales	8,724	426,200	2,236	508,600	687	10,794	519,700	2,560
Closing Buys	(8,512)	(134,300)	(1,689)	(254,300)	(280)	(2,099)	0	(460)
Expirations	(354)	(113,200)	(196)	(254,300)	(407)	(7,993)	(373,400)	(1,759)
Exercised	0	0	0	0	0	0	0	0

Balance at 03/31/2006	1,720	$178,700	$845	$0	$0	2,120	$146,300	$718

126  PIMCO Funds Annual Report  |  03.31.06

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in BP	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP	Premium
Balance at 03/31/2005	1,440	$23,500	BP 0	$318	1,811	$85,700	BP 0	$2,673
Sales	7,099	398,900	10,700	5,274	14,587	843,300	22,600	11,366
Closing Buys	(556)	(11,364)	(7,600)	(447)	(900)	(20,100)	(15,700)	(1,134)
Expirations	(4,689)	(12,000)	(3,100)	(1,074)	(8,266)	(52,700)	(6,900)	(3,430)
Exercised	(558)	(136)	0	(35)	(608)	0	0	(229)

Balance at 03/31/2006	2,736	$398,900	BP 0	$4,036	6,624	$856,200	BP 0	$9,246

	Global Bond Fund (U.S. Dollar-Hedged)				GNMA
	# of Contracts	Notional Amount in $	Notional Amount in BP	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	97	$6,200	BP 0	$289	920	$50,000	$989
Sales	1,051	61,600	2,100	819	300	19,400	191
Closing Buys	(181)	(5,200)	(1,600)	(309)	(854)	(50,000)	(979)
Expirations	(572)	0	(500)	(150)	(300)	0	(48)
Exercised	0	0	0	0	(66)	0	(10)

Balance at 03/31/2006	395	$62,600	BP 0	$649	0	$19,400	$143

	High Yield Fund			Investment Grade Corporate Bond Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	6,482	$25,000	$1,730	50	$1,000	$15
Sales	63,688	138,000	17,111	311	6,300	84
Closing Buys	(36,906)	(12,500)	(9,848)	(56)	(2,000)	(19)
Expirations	(15,806)	(12,500)	(3,445)	(185)	(5,000)	(52)
Exercised	0	0	0	0	0	0

Balance at 03/31/2006	17,458	$138,000	$5,548	120	$300	$28

	Long-Term U.S. Government Fund			Low Duration Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP	Premium
Balance at 03/31/2005	796	$56,400	$1,557	7,254	$0	BP 0	$2,323
Sales	5,194	0	2,296	32,828	2,180,700	70,500	33,856
Closing Buys	(863)	0	(342)	(7,254)	(90,500)	0	(2,572)
Expirations	(2,714)	0	(1,258)	(12,990)	0	0	(2,581)
Exercised	(234)	0	(32)	(1,406)	0	0	(305)

Balance at 03/31/2006	2,179	$56,400	$2,221	18,432	$2,090,200	BP 70,500	$30,721

	Short-Term Fund			Total Return Mortgage Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	378	$18,500	$169	768	$20,000	479
Sales	10,851	2,097,600	11,581	500	75,600	840
Closing Buys	(1)	0	0	(699)	(20,000)	$(469)
Expirations	(4,176)	(1,692,800)	(3,538)	(500)	0	(80)
Exercised	(377)	0	(169)	(69)	0	(10)

Balance at 03/31/2006	6,675	$423,300	$8,043	0	$75,600	$760

03.31.06  |  PIMCO Funds Annual Report  127

Notes to Financial Statements (Cont.)

March 31, 2006

7. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post- October Deferrals(4)
Developing Local Markets Fund	$20,602	$10,902	$9,377	$(309)	$0	$0
Diversified Income Fund	4,026	13,355	12,247	(4,179)	0	0
Emerging Markets Bond Fund	45,002	27,895	119,066	(3,705)	0	0
Floating Income Fund	3,022	2,172	22,011	(2,173)	0	0
Foreign Bond Fund (Unhedged)	0	0	(40,097)	(2,705)	0	(22,422)
Foreign Bond Fund (U.S. Dollar-Hedged)	13,436	19,226	31,054	(75,016)	0	(2,570)
Global Bond Fund (U.S. Dollar-Hedged)	0	2,475	(3,488)	(2,653)	0	(602)
GNMA Fund	831	0	(4,238)	(184)	(140)	(448)
High Yield Fund	12,714	0	139,221	(22,234)	(211,844)	0
Investment Grade Corporate Bond Fund	112	0	(1,022)	(110)	(258)	(73)
Long-Term U.S. Government Fund	1,334	0	(72,236)	(286)	0	(34,425)
Low Duration Fund	433	0	(123,321)	(9,908)	(201,093)	(73,524)
Money Market Fund	147	0	0	(99)	(11)	(14)
Short-Term Fund	10,313	0	(1,210)	(4,276)	(17,028)	(8,684)
Total Return Mortgage Fund	405	0	(7,090)	(87)	(723)	(4,445)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2010	2013	2014
GNMA Fund	$0	$0	$140
High Yield Fund	211,844	0	0
Investment Grade Corporate Bond Fund	0	0	258
Low Duration Fund	0	0	201,093
Money Market Fund	0	3	8
Short-Term Fund	0	4,956	12,072
Total Return Mortgage Fund	0	0	723

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
Developing Local Markets Fund	$1,937,628	$854	$(1,236)	$(382)
Diversified Income Fund	1,587,767	28,743	(18,564)	10,179
Emerging Markets Bond Fund	3,157,087	117,644	(12,739)	104,905
Floating Income Fund	1,388,286	12,795	(2,526)	10,269
Foreign Bond Fund (Unhedged)	1,726,109	3,023	(57,099)	(54,076)
Foreign Bond Fund (U.S. Dollar-Hedged)	2,738,086	58,935	(62,204)	(3,269)
Global Bond Fund (U.S. Dollar-Hedged)	245,723	2,921	(9,152)	(6,231)
GNMA Fund	415,932	74	(4,503)	(4,429)
High Yield Fund	7,208,741	202,552	(63,784)	138,768
Investment Grade Corporate Bond Fund	60,190	221	(1,153)	(932)
Long-Term U.S. Government Fund	2,647,098	2,941	(82,800)	(79,859)

128  PIMCO Funds Annual Report  |  03.31.06

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
Low Duration Fund	$11,723,137	$13,106	$(149,649)	$(136,543)
Money Market Fund	307,864	0	0	0
Short-Term Fund	3,551,105	6,994	(10,141)	(3,147)
Total Return Mortgage Fund	790,188	385	(8,945)	(8,560)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006			March 31, 2005
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)	Ordinary Income Distributions(6)		Long-Term Capital Gain Distributions		Return of Capital
Developing Local Markets Fund	$25,115	$1,701	$0	$	N/A	$	N/A	$	N/A
Diversified Income Fund	81,458	3,200	0		47,772		1,101		0
Emerging Markets Bond Fund	228,470	7,899	0		134,176		6,899		0
Floating Income Fund	66,759	580	0		8,118		0		0
Foreign Bond Fund (Unhedged)	5,970	3,779	29,912		14,170		140		0
Foreign Bond Fund (U.S. Dollar-Hedged)	143,202	0	0		74,355		13,918		0
Global Bond Fund (U.S. Dollar-Hedged)	12,583	878	0		6,024		2,399		0
GNMA Fund	14,199	4	0		15,789		200		0
High Yield Fund	493,179	0	0		460,182		0		0
Investment Grade Corporate Bond Fund	1,950	0	0		1,656		265		0
Long-Term U.S. Government Fund	68,930	0	0		34,822		12,200		0
Low Duration Fund	513,272	0	0		342,268		36,359		0
Money Market Fund	11,086	0	0		4,579		0		0
Short-Term Fund	137,153	0	0		76,484		10,630		0
Total Return Mortgage Fund	22,183	0	0		12,764		120		0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

A net operating loss of $37,987 for Foreign Bond Fund (Unhedged) has been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

03.31.06  |  PIMCO Funds Annual Report  129

Notes to Financial Statements (Cont.)

March 31, 2006

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund		Diversified Income Fund				Emerging Markets Bond Fund
	Period from 05/31/2005 to 03/31/2006		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	4,836	$49,927	4,121	$45,722	2,955	$32,100	15,082	$168,513	13,510	$144,136
Class B	0	0	1,379	15,272	1,196	13,020	2,010	22,500	1,762	18,647
Class C	830	8,624	5,231	57,769	2,520	27,339	5,440	60,849	4,423	47,190
Other Classes	179,696	1,839,938	63,335	700,924	40,190	434,512	125,301	1,391,377	131,860	1,391,354
Issued as reinvestment of distributions
Class A	34	354	209	2,321	118	1,274	1,730	19,289	1,351	14,356
Class B	0	0	47	516	16	168	393	4,376	339	3,603
Class C	2	22	254	2,813	84	907	802	8,938	650	6,911
Other Classes	2,431	25,229	5,732	63,560	3,147	34,044	16,365	182,533	9,691	103,261
Cost of shares redeemed
Class A	(301)	(3,135)	(1,463)	(16,218)	(960)	(10,173)	(10,766)	(119,890)	(13,915)	(143,666)
Class B	0	0	(452)	(5,015)	(173)	(1,852)	(1,698)	(18,959)	(2,175)	(22,412)
Class C	(6)	(57)	(1,100)	(12,186)	(718)	(7,696)	(3,778)	(42,107)	(4,971)	(50,997)
Other Classes	(3,454)	(35,747)	(22,097)	(244,464)	(22,217)	(239,194)	(77,057)	(860,900)	(78,109)	(817,141)

Net increase resulting from Fund share transactions	184,068	$1,885,155	55,196	$611,014	26,158	$284,449	73,824	$816,519	64,416	$695,242

	GNMA Fund				High Yield Fund				Investment Grade Corporate Bond Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	1,205	$13,297	1,874	$20,668	34,905	$341,002	39,812	$385,964	1,478	$15,367	282	$3,007
Class B	185	2,037	495	5,456	3,193	31,184	6,322	61,203	0	0	0	0
Class C	330	3,638	796	8,809	9,780	95,507	14,117	136,691	546	5,693	145	1,540
Other Classes	3,900	43,132	36,584	405,750	241,701	2,358,775	233,539	2,262,109	1,254	13,039	2,190	23,268
Issued as reinvestment of distributions
Class A	191	2,101	172	1,903	4,825	47,136	5,101	49,469	26	269	4	39
Class B	75	823	68	749	1,847	18,040	2,183	21,161	0	0	0	0
Class C	84	930	83	918	3,034	29,640	3,708	35,947	9	95	1	14
Other Classes	783	8,650	995	11,014	29,709	290,309	24,377	236,657	117	1,219	155	1,646
Cost of shares redeemed
Class A	(2,014)	(22,196)	(2,541)	(28,038)	(41,742)	(406,886)	(71,537)	(693,318)	(147)	(1,521)	(35)	(369)
Class B	(1,032)	(11,374)	(1,374)	(15,151)	(19,982)	(194,748)	(21,487)	(208,073)	0	0	0	0
Class C	(1,523)	(16,793)	(2,057)	(22,683)	(31,396)	(305,778)	(43,810)	(424,134)	(78)	(812)	(13)	(137)
Other Classes	(31,040)	(343,352)	(17,843)	(195,930)	(166,044)	(1,615,908)	(277,080)	(2,690,110)	(1,127)	(11,755)	(2,178)	(22,996)

Net increase (decrease) resulting from Fund share transactions	(28,856)	$(319,107)	17,252	$193,465	69,830	$688,273	(84,755)	$(826,434)	2,078	$21,594	551	$6,012

130  PIMCO Funds Annual Report  |  03.31.06

	Floating Income Fund				Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)				Global Bond Fund (U.S. DollarP-Hedged)
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	17,919	$184,775	22,104	$224,894	15,076	$154,876	17,879	$195,368	11,506	$122,223	12,561	$131,904	1,032	$10,337	1,337	$13,339
Class B	0	0	0	0	0	0	0	0	685	7,289	887	9,327	151	1,504	234	2,334
Class C	4,709	48,589	3,071	31,306	4,203	43,733	7,824	85,167	2,442	25,961	2,786	29,288	566	5,678	645	6,434
Other Classes	92,076	947,586	76,471	781,595	84,752	871,967	104,360	1,133,621	111,569	1,184,285	68,869	725,053	6,335	63,266	2,213	22,133
Issued as reinvestment of distributions
Class A	635	6,561	122	1,248	372	3,801	96	1,062	1,425	14,913	1,069	11,232	111	1,095	103	1,025
Class B	0	0	0	0	0	0	0	0	164	1,713	151	1,588	40	391	33	330
Class C	153	1,583	12	124	111	1,129	39	431	374	3,907	341	3,580	82	801	54	534
Other Classes	5,334	55,114	598	6,121	2,892	29,583	1,064	11,709	10,315	107,987	5,929	62,291	950	9,353	536	5,348
Cost of shares redeemed
Class A	(12,876)	(132,421)	(4,637)	(47,372)	(10,889)	(110,834)	(915)	(10,038)	(10,323)	(109,064)	(10,216)	(107,442)	(1,319)	(13,139)	(1,689)	(16,886)
Class B	0	0	0	0	0	0	0	0	(1,505)	(15,950)	(1,625)	(17,057)	(369)	(3,696)	(524)	(5,221)
Class C	(1,109)	(11,445)	(222)	(2,266)	(3,613)	(36,705)	(326)	(3,575)	(2,839)	(30,035)	(4,879)	(51,298)	(455)	(4,534)	(855)	(8,543)
Other Classes	(64,079)	(662,880)	(1,662)	(16,919)	(67,958)	(697,965)	(5,879)	(63,962)	(69,236)	(731,839)	(45,268)	(475,256)	(2,367)	(23,602)	(1,570)	(15,676)

Net increase resulting from Fund share transactions	42,762	$437,462	95,857	$978,731	24,946	$259,585	124,142	$1,349,783	54,577	$581,390	30,605	$323,210	4,757	$47,454	517	$5,151

	Long-Term U.S. Government Fund				Low Duration Fund				Money Market Fund				Short-Term Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	6,020	$66,364	5,080	$55,542	47,896	$482,195	86,921	$887,395	123,491	$123,492	196,224	$196,224	9,659	$96,665	26,329	$264,373
Class B	400	4,419	449	4,918	1,159	11,658	5,918	60,388	41,771	41,771	82,472	82,472	259	2,587	1,747	17,542
Class C	1,214	13,424	1,247	13,641	7,609	76,673	22,128	225,979	95,573	95,573	166,969	166,969	1,946	19,481	6,173	61,975
Other Classes	155,961	1,732,832	44,273	482,539	423,323	4,259,301	469,164	4,792,622	160,529	160,528	350,450	350,450	343,913	3,443,082	365,791	3,673,125
Issued as reinvestment of distributions
Class A	371	4,075	609	6,622	5,101	51,215	3,803	38,830	2,442	2,442	824	824	944	9,443	795	7,983
Class B	97	1,063	226	2,462	718	7,207	546	5,579	1,126	1,126	381	381	39	394	22	218
Class C	73	805	143	1,559	1,508	15,137	1,271	12,973	2,012	2,012	862	862	382	3,823	274	2,747
Other Classes	5,557	60,646	3,048	33,187	37,563	377,074	26,229	267,793	4,485	4,485	2,294	2,294	10,575	105,793	6,337	63,591
Cost of shares redeemed
Class A	(4,555)	(50,066)	(6,301)	(68,588)	(90,558)	(911,051)	(105,234)	(1,074,374)	(156,755)	(156,755)	(173,218)	(173,218)	(31,057)	(310,738)	(54,725)	(549,495)
Class B	(1,725)	(18,995)	(2,479)	(26,778)	(15,542)	(156,341)	(16,043)	(163,807)	(59,940)	(59,940)	(82,659)	(82,659)	(1,667)	(16,683)	(1,730)	(17,372)
Class C	(1,535)	(16,892)	(1,847)	(20,037)	(40,356)	(406,010)	(52,163)	(532,546)	(132,013)	(132,013)	(161,769)	(161,769)	(11,444)	(114,533)	(18,952)	(190,302)
Other Classes	(43,518)	(479,166)	(20,777)	(226,258)	(517,233)	(5,197,641)	(521,237)	(5,322,406)	(235,024)	(235,024)	(307,316)	(307,316)	(369,401)	(3,697,483)	(331,760)	(3,330,799)

Net increase (decrease) resulting from Fund share transactions	118,360	$1,318,509	23,671	$258,809	(138,812)	$(1,390,583)	(78,697)	$(801,574)	(152,303)	$(152,303)	75,514	$75,514	(45,852)	$(458,169)	301	$3,586

03.31.06  |  PIMCO Funds Annual Report  131

Notes to Financial Statements (Cont.)

March 31, 2006

8. Shares of Beneficial Interest (Cont.)

	Total Return Mortgage Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	1,447	$15,355	994	$10,686
Class B	259	2,767	270	2,905
Class C	568	6,048	529	5,697
Other Classes	8,008	85,187	45,222	485,959
Issued as reinvestment of distributions
Class A	84	890	99	1,068
Class B	29	311	40	428
Class C	46	489	61	660
Other Classes	1,835	19,520	872	9,348
Cost of shares redeemed
Class A	(1,061)	(11,260)	(1,118)	(11,998)
Class B	(468)	(4,968)	(432)	(4,635)
Class C	(720)	(7,649)	(831)	(8,908)
Other Classes	(17,928)	(191,359)	(9,384)	(100,509)

Net increase (decrease) resulting from Fund share transactions	(7,901)	$(84,669)	36,322	$390,701

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

132  PIMCO Funds Annual Report  |  03.31.06

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain Funds – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

03.31.06  |  PIMCO Funds Annual Report  133

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Short-Term Fund, and Total Return Mortgage Fund, fifteen of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

134  PIMCO Funds Annual Report  |  03.31.06

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$19,283	$1,150
Diversified Income Fund	0.21%	0.16%	33,246	1,272
Emerging Markets Bond Fund	0.00%	0.00%	19,561	64,967
Floating Income Fund	0.14%	0.08%	36,177	0
Foreign Bond Fund (Unhedged)	0.12%	0.09%	28,827	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.31%	0.29%	37,891	4,719
Global Bond Fund (U.S. Dollar-Hedged)	0.63%	0.60%	3,703	0
GNMA Fund	0.19%	0.13%	13,667	0
High Yield Fund	0.50%	0.37%	370,618	0
Investment Grade Corporate Bond Fund	0.40%	0.35%	1,393	0
Long-Term U.S. Government Fund	0.00%	0.00%	63,895	2,200
Low Duration Fund	1.15%	1.12%	396,965	0
Short-Term Fund	0.00%	0.00%	120,760	0
Total Return Mortgage Fund	0.04%	0.03%	21,547	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

03.31.06  |  PIMCO Funds Annual Report  135

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

136  PIMCO Funds Annual Report  |  03.31.06

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

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138  PIMCO Funds Annual Report  |  03.31.06

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/05).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO Long-Term U.S.

Government

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International Bond

PIMCO Global Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Developing Local Markets

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn

Strategy®

PIMCO RealEstateRealReturn

Strategy

Equity-Related

PIMCO StocksPLUS®

PIMCO StocksPLUS Total Return®

PIMCO International StocksPLUS®

TR Strategy

PIMCO Fundamental IndexPLUS TR

Asset Allocation (Tactical)

PIMCO All Asset

PIMCO All Asset All Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Equity Premium Strategy

OCC Core Equity

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

RCM Strategic Growth

PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

PEA Opportunity

International Stock

NACM Global

RCM Global Small-Cap

RCM International

Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Healthcare

RCM Biotechnology

RCM Technology

RCM Global Resources

Asset Allocation (Strategic)

AMM Asset Allocation

www.allianzinvestors.com

*	As of 3/31/06 according to SimFunds.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ003AR_14911

Annual Report MARCH 31, 2006 Bond Funds Share Class D

PIMCO Funds

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO GNMA Fund

PIMCO Total Return Mortgage Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade

Corporate Bond Fund

INTERNATIONAL

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

PIMCO Developing Local Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.06

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris Chairman of the Board PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Funds Annual Report  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the D shares were first offered in (month/year): Foreign Bond (U.S. Dollar-Hedged) (4/98), High Yield (4/98), Low Duration (4/98), Short-Term (4/98), Total Return Mortgage (4/98), Emerging Markets Bond (3/00), GNMA (5/01), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging markets risk, derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The PIMCO High Yield Fund has changed its primary benchmark from the Merrill Lynch U.S. High Yield, BB-B Rated, Index (the “Unconstrained Index”) to the Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (the “Constrained Index”). As a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, and therefore a lack of issuer and industry diversification, the Unconstrained Index was no longer an appropriate benchmark for the PIMCO High Yield Fund.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

4  PIMCO Funds Annual Report  |  03.31.06

Important Information (cont.)

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which for most funds is from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Funds Annual Report  5

AN INTERNATIONAL BOND FUND PIMCO Developing Local Markets Fund	Ticker Symbols: Class D: PLMDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in currencies of, or in fixed income instruments denominated in the currencies of, developing markets.

•	An overweight position in Brazil, the top performing country[1] during the time period, contributed to relative returns, as strong economic fundamentals contributed to appreciation of the currency and high local rates provided attractive carry.[2]

•	Overweighting Chile also added to relative performance. Despite central bank intervention to slow currency strength, a solid and sustainable economic upswing resulting from high copper prices supported a strong currency.

•	De-emphasizing Hong Kong helped returns; Hong Kong underperformed the market, as its USD-pegged currency remained unchanged while the central bank lagged the Federal Reserve in rate hikes.

•	An underweight to Hungary was positive; the currency lagged the market in response to Moody’s negative outlook and political concerns.

•	An underweight to Turkey was negative for relative returns; although the Turkish lira lagged most emerging markets currencies, the country’s local instruments posted strong returns as very high domestic interest rates provided attractive carry on domestic securities.

•	An overweight to Peru was negative; recent hikes from the Federal Reserve further decreased interest rate differentials, as well-contained inflation in Peru kept rates relatively low. Despite its continued strong economic growth, the recent election increased Peru’s political uncertainty and weighed on the country’s performance.

[1]	From May 31, 2005 to March 31, 2006
[2]	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

Cumulative Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception (05/31/05)
PIMCO Developing Local Markets Fund Class D	—	—	—	7.26%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	—	—	—	7.19%
Lipper International Income Fund Average	—	—	—	-1.40%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,046.50	$1,018.70
Expenses Paid During Period	$6.38	$6.29

Expenses are equal to the expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) .

Change in Value For periods ended 03/31/06

	PIMCO Developing Local Markets D	JPMorgan Emerging Local Markets Index Plus (Unhedged)
05/31/2005	10,000	10,000
06/30/2005	10,054	10,043
07/31/2005	10,131	10,154
08/31/2005	10,229	10,227
09/30/2005	10,250	10,259
10/31/2005	10,199	10,225
11/30/2005	10,325	10,332
12/31/2005	10,414	10,443
01/31/2006	10,745	10,743
02/28/2006	10,763	10,763
03/31/2006	10,726	10,719

Sector Breakdown*

Short-Term Instruments	63.9%
Corporate Bonds & Notes	19.8%
Asset-Backed Securities	9.9%
Sovereign Issues	3.5%
Other	2.9%

*	% of total investments as of March 31, 2006

6  PIMCO Funds Annual Report  |  03.31.06

A CREDIT STRATEGY FUND PIMCO Diversified Income Fund	Ticker Symbols: Class D: PDVDX

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Overweighting emerging markets, underweighting investment grade, as well as tactically emphasizing high yields were all positive for relative returns; bonds that provided a yield cushion against higher rates, such as high yield and emerging markets, fared the best, returning 13.83% and 7.36% over the twelve-month period, respectively. Investment grade bonds lagged the other two sectors, returning 2.95%.

•	An overweight to Brazil helped returns; Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buybacks.

•	An overweight to Ecuador was positive; debt buybacks, a high spread cushion and supportive crude oil prices helped offset political uncertainty.

•	An underweight position in the Philippines was negative; the country outperformed the benchmark especially in the fourth quarter of 2005, as seasonal remittances drove local demand. The narrowed budget shortfall, underpinned by tax collection efforts in 2006, further improved investors’ view of the fiscal outlook.

•	As consumer cyclicals underperformed over the twelve-month period, weighed down heavily by auto-related bonds, an underweight to the overall sector was a boost to returns.

•	Overweighting the communication sector was mixed for performance; an emphasis on outperforming lower tier issues offset losses by allocating to higher tier bonds.

•	An underweight to the banking and insurance sectors detracted from relative performance, as the sector outperformed the broader global corporate credit market during the past twelve months.

•	Above-benchmark duration in the first quarter of 2006 was negative, as U.S. Treasury rates rose.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/03)
PIMCO Diversified Income Fund Class D	7.50%	—	—	9.25%
Lehman Brothers Global Credit Hedged USD	4.16%	—	—	5.43%
33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global**	7.98%	—	—	8.97%
Lipper Multi-Sector Income Fund Average	4.35%	—	—	7.42%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,017.20	$1,019.20
Expenses Paid During Period	$5.78	$5.79

Expenses are equal to the expense ratio of 1.15% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO Diversified Income D	Lehman Brothers Global Credit Hedged USD	33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global
07/31/2003	10,000	10,000	10,000
08/31/2003	10,208	10,050	10,129
09/30/2003	10,497	10,297	10,412
10/31/2003	10,571	10,236	10,455
11/30/2003	10,700	10,279	10,547
12/31/2003	10,949	10,419	10,758
01/31/2004	11,025	10,498	10,848
02/29/2004	11,014	10,593	10,910
03/31/2004	11,164	10,680	11,061
04/30/2004	10,773	10,475	10,762
05/31/2004	10,674	10,399	10,633
06/30/2004	10,811	10,450	10,741
07/31/2004	10,982	10,559	10,933
08/31/2004	11,313	10,766	11,218
09/30/2004	11,461	10,842	11,350
10/31/2004	11,632	10,949	11,506
11/30/2004	11,708	10,975	11,562
12/31/2004	11,922	11,085	11,738
01/31/2005	11,975	11,156	11,798
02/28/2005	12,037	11,152	11,864
03/31/2005	11,782	11,053	11,643
04/30/2005	11,843	11,156	11,730
05/31/2005	12,088	11,298	11,956
06/30/2005	12,255	11,427	12,131
07/31/2005	12,273	11,400	12,146
08/31/2005	12,434	11,525	12,294
09/30/2005	12,453	11,458	12,311
10/31/2005	12,289	11,368	12,188
11/30/2005	12,408	11,434	12,305
12/31/2005	12,575	11,538	12,455
01/31/2006	12,671	11,564	12,547
02/28/2006	12,823	11,616	12,687
03/31/2006	12,666	11,513	12,573

Sector Breakdown*

Corporate Bonds & Notes	53.5%
Sovereign Issues	25.0%
U.S. Government Agencies	7.0%
Foreign Currency-Denominated Issues	6.6%
Short-Term Instruments	3.7%
Other	4.2%

*	% of total investments as of March 31, 2006
**	The Diversified Income Index was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: 1) the JPM EMBI Global Index, 2) the ML Global High Yield BB/B Constrained Index (hedged to US$), and 3) the Lehman Brothers Global Aggregate Cedit Index (hedged to US$).

03.31.06  |  PIMCO Funds Annual Report  7

AN INTERNATIONAL BOND FUND PIMCO Emerging Markets Bond Fund	Ticker Symbols: Class D: PEMDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

•	An overweight to Brazil helped returns. Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buybacks.

•	An overweight to Ecuador helped performance, where debt buybacks, a high spread cushion and supportive crude oil prices helped offset political uncertainty.

•	Tactically de-emphasizing countries such as China, Malaysia and Mexico aided relative performance, as those higher-rated countries tended to be more sensitive to rising global interest rates.

•	Despite U.S. dollar strength over the past twelve months against the euro and the yen, modest emerging market currency exposure was positive for performance, as attractive carry[1] plus currency appreciation added to returns.

•	An underweight position in the Philippines hurt performance. The country outperformed the benchmark especially in the fourth quarter of 2005, as seasonal remittances drove local demand. The narrowed budget shortfall underpinned by tax collection efforts in 2006 further improved investors’ view of the fiscal outlook.

•	An underweight to Argentina was negative for performance, although completion of the debt exchange in 2005 disappointed some investors, bonds rallied toward the end of the year as investors favored higher-yielding credits. Outperformance was also supported by stronger than expected economic data and a rating upgrade by S&P.

•	An overweight to Ukraine was also negative for performance. The bonds lagged the overall market due to continued political uncertainty.

•	Moderately above-index duration in the first quarter of 2006 hurt performance, as U.S. Treasury rates rose.

[1]	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	14.26%	17.91%	—	13.19%
JPMorgan Emerging Markets Bond Index Global	13.83%	12.08%	—	9.64%
Lipper Emerging Markets Debt Fund Average	15.75%	15.77%	—	10.01%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,029.70	$1,018.70
Expenses Paid During Period	$6.33	$6.29

Expenses are equal to the expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO Emerging Markets Bond D	JPMorgan Emerging Markets Bond Index Global
07/31/1997	10,000	10,000
08/31/1997	9,879	9,952
09/30/1997	10,150	10,228
10/31/1997	8,992	9,144
11/30/1997	9,464	9,532
12/31/1997	9,703	9,765
01/31/1998	9,714	9,812
02/28/1998	9,988	10,071
03/31/1998	10,283	10,300
04/30/1998	10,306	10,324
05/31/1998	9,971	10,012
06/30/1998	9,641	9,758
07/31/1998	9,786	9,815
08/31/1998	7,056	7,132
09/30/1998	7,603	7,748
10/31/1998	7,999	8,243
11/30/1998	8,635	8,808
12/31/1998	8,529	8,637
01/31/1999	8,231	8,441
02/28/1999	8,393	8,524
03/31/1999	8,958	9,089
04/30/1999	9,703	9,648
05/31/1999	9,093	9,150
06/30/1999	9,364	9,501
07/31/1999	9,302	9,343
08/31/1999	9,283	9,349
09/30/1999	9,696	9,643
10/31/1999	10,006	9,984
11/30/1999	10,274	10,252
12/31/1999	10,754	10,726
01/31/2000	10,514	10,561
02/29/2000	11,133	11,128
03/31/2000	11,412	11,431
04/30/2000	11,193	11,220
05/31/2000	10,973	10,961
06/30/2000	11,485	11,471
07/31/2000	11,761	11,799
08/31/2000	12,169	12,175
09/30/2000	12,006	12,044
10/31/2000	11,802	11,800
11/30/2000	11,859	11,752
12/31/2000	12,276	12,271
01/31/2001	12,792	12,863
02/28/2001	12,745	12,692
03/31/2001	12,848	12,550
04/30/2001	12,922	12,489
05/31/2001	13,208	12,790
06/30/2001	13,606	12,985
07/31/2001	13,707	12,313
08/31/2001	14,407	12,864
09/30/2001	13,883	12,443
10/31/2001	14,463	12,450
11/30/2001	15,232	12,291
12/31/2001	15,685	12,438
01/31/2002	16,068	12,668
02/28/2002	16,795	13,143
03/31/2002	16,822	13,157
04/30/2002	17,043	13,287
05/31/2002	16,835	13,218
06/30/2002	15,650	12,551
07/31/2002	14,571	11,983
08/31/2002	15,753	12,860
09/30/2002	15,079	12,504
10/31/2002	16,342	13,274
11/30/2002	16,942	13,651
12/31/2002	17,630	14,070
01/31/2003	18,036	14,302
02/28/2003	18,779	14,759
03/31/2003	19,458	14,998
04/30/2003	20,721	15,852
05/31/2003	21,560	16,509
06/30/2003	21,472	16,508
07/31/2003	20,615	15,924
08/31/2003	21,252	16,311
09/30/2003	22,030	16,883
10/31/2003	22,217	16,966
11/30/2003	22,617	17,174
12/31/2003	23,280	17,679
01/31/2004	23,536	17,769
02/29/2004	23,430	17,832
03/31/2004	24,009	18,276
04/30/2004	22,283	17,284
05/31/2004	22,093	17,027
06/30/2004	22,493	17,277
07/31/2004	23,085	17,791
08/31/2004	24,234	18,525
09/30/2004	24,632	18,834
10/31/2004	25,033	19,136
11/30/2004	25,276	19,270
12/31/2004	26,027	19,753
01/31/2005	26,212	19,876
02/28/2005	26,392	20,009
03/31/2005	25,630	19,499
04/30/2005	26,124	19,807
05/31/2005	26,934	20,400
06/30/2005	27,387	20,762
07/31/2005	27,329	20,711
08/31/2005	27,941	21,113
09/30/2005	28,442	21,469
10/31/2005	27,883	21,152
11/30/2005	28,353	21,475
12/31/2005	28,962	21,872
01/31/2006	29,291	22,134
02/28/2006	29,953	22,626
03/31/2006	29,285	22,196

Country Allocation*

Brazil	24.1%
Short-Term Instruments	17.1%
Russia	13.9%
Mexico	12.2%
Other	32.7%

*	% of total investments as of March 31, 2006

8  PIMCO Funds Annual Report  |  03.31.06

A SHORT-DURATION BOND FUND PIMCO Floating Income Fund	Ticker Symbols: Class D: PFIDX

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund benefited from exposure to bonds that provided a yield cushion against higher rates, such as high yield and emerging markets, which fared the best.

•	An allocation to Brazil helped returns; Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buybacks.

•	The Fund’s exposure to banking/insurance, transportation, and energy was positive as those sectors outperformed the overall credit markets. While yields of higher-quality bonds stabilized, spreads on lower quality issues tightened notably during the past twelve months.

•	Emphasizing lower quality telecommunications issuers boosted returns, as the sector’s spreads tightened by 0.49% over the twelve-month period.

•	As consumer cyclicals lagged the overall credit markets over the twelve-month period, weighed down by auto-related bonds, an exposure to the sector detracted from relative returns.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/30/04	† )
PIMCO Floating Income Fund Class D	6.98%	—	—	6.32%
3-Month LIBOR Rate	4.00%	—	—	3.26%
Lipper Loan Participation Fund Average	4.86%	—	—	4.59%
† The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,029.00	$1,020.19
Expenses Paid During Period	$4.81	$4.78

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO Floating Income Fund D	3-Month LIBOR Rate
07/31/2004	10,000	10,000
08/31/2004	10,057	10,013
09/30/2004	10,093	10,026
10/31/2004	10,143	10,043
11/30/2004	10,236	10,059
12/31/2004	10,366	10,076
01/31/2005	10,371	10,098
02/28/2005	10,438	10,119
03/31/2005	10,356	10,143
04/30/2005	10,399	10,170
05/31/2005	10,482	10,196
06/30/2005	10,555	10,223
07/31/2005	10,631	10,252
08/31/2005	10,677	10,284
09/30/2005	10,767	10,317
10/31/2005	10,760	10,352
11/30/2005	10,829	10,387
12/31/2005	10,881	10,426
01/31/2006	10,955	10,465
02/28/2006	11,050	10,506
03/31/2006	11,079	10,549

Sector Breakdown*

Corporate Bonds & Notes	29.4%
U.S. Government Agencies	19.4%
Sovereign Issues	18.5%
Short-Term Instruments	14.3%
Bank Loan Obligations	10.0%
Other	8.4%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  9

AN INTERNATIONAL BOND FUND PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols: Class D: PFBDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and yield curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	-6.15%	—	—	2.06%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-6.15%	—	—	2.41%
Lipper International Income Fund Average	-2.36%	—	—	3.57%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$978.10	$1,020.19
Expenses Paid During Period	$4.69	$4.78

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO Foreign Bond (Unhedged) D	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD
04/30/2004	10,000	10,000
05/31/2004	10,066	10,104
06/30/2004	10,104	10,119
07/31/2004	9,983	10,006
08/31/2004	10,233	10,280
09/30/2004	10,374	10,443
10/31/2004	10,747	10,843
11/30/2004	11,235	11,312
12/31/2004	11,459	11,525
01/31/2005	11,209	11,306
02/28/2005	11,235	11,320
03/31/2005	11,081	11,153
04/30/2005	11,245	11,328
05/31/2005	10,878	10,969
06/30/2005	10,768	10,881
07/31/2005	10,666	10,760
08/31/2005	10,928	11,023
09/30/2005	10,633	10,727
10/31/2005	10,428	10,531
11/30/2005	10,214	10,351
12/31/2005	10,375	10,488
01/31/2006	10,541	10,648
02/28/2006	10,480	10,583
03/31/2006	10,401	10,467

Country Allocation*

United States	32.1%
Short-Term Instruments	20.0%
Germany	17.5%
Japan	9.6%
France	8.5%
Spain	6.2%
Other	6.1%

*	% of total investments as of March 31, 2006

10  PIMCO Funds Annual Report  |  03.31.06

AN INTERNATIONAL BOND FUND PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: Class D: PFODX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and yield curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception (12/02/92)	†
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	3.35%	5.23%	7.45%	7.84%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	3.42%	4.39%	7.12%	7.41%
Lipper International Income Fund Average	-2.36%	7.71%	5.70%	6.09%
† The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,002.40	$1,020.19
Expenses Paid During Period	$4.74	$4.78

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO Foreign Bond (U.S. Dollar Hedged) D	JPMorgan GBI Global ex-U.S. Index Hedged in USD
12/31/1992	10,000	10,000
01/31/1993	10,079	10,091
02/28/1993	10,297	10,274
03/31/1993	10,332	10,280
04/30/1993	10,328	10,281
05/31/1993	10,417	10,338
06/30/1993	10,660	10,549
07/31/1993	10,824	10,667
08/31/1993	11,083	10,889
09/30/1993	11,123	10,936
10/31/1993	11,284	11,082
11/30/1993	11,312	11,159
12/31/1993	11,590	11,390
01/31/1994	11,601	11,333
02/28/1994	11,290	11,078
03/31/1994	11,089	10,977
04/30/1994	10,981	10,899
05/31/1994	10,816	10,779
06/30/1994	10,613	10,669
07/31/1994	10,675	10,739
08/31/1994	10,566	10,636
09/30/1994	10,580	10,645
10/31/1994	10,617	10,687
11/30/1994	10,770	10,838
12/31/1994	10,696	10,813
01/31/1995	10,764	10,931
02/28/1995	10,831	11,072
03/31/1995	10,834	11,297
04/30/1995	11,095	11,477
05/31/1995	11,527	11,854
06/30/1995	11,453	11,814
07/31/1995	11,667	11,963
08/31/1995	11,885	12,067
09/30/1995	12,051	12,258
10/31/1995	12,248	12,395
11/30/1995	12,725	12,667
12/31/1995	12,909	12,785
01/31/1996	13,222	12,939
02/29/1996	12,936	12,787
03/31/1996	13,142	12,893
04/30/1996	13,456	13,047
05/31/1996	13,503	13,136
06/30/1996	13,651	13,245
07/31/1996	13,780	13,345
08/31/1996	14,113	13,522
09/30/1996	14,504	13,810
10/31/1996	14,858	14,038
11/30/1996	15,213	14,319
12/31/1996	15,289	14,339
01/31/1997	15,528	14,518
02/28/1997	15,607	14,611
03/31/1997	15,407	14,533
04/30/1997	15,546	14,690
05/31/1997	15,622	14,767
06/30/1997	15,931	15,018
07/31/1997	16,162	15,257
08/31/1997	16,091	15,275
09/30/1997	16,434	15,545
10/31/1997	16,237	15,645
11/30/1997	16,451	15,757
12/31/1997	16,686	15,962
01/31/1998	16,922	16,174
02/28/1998	17,072	16,318
03/31/1998	17,280	16,464
04/30/1998	17,336	16,548
05/31/1998	17,476	16,774
06/30/1998	17,560	16,847
07/31/1998	17,834	17,003
08/31/1998	17,686	17,338
09/30/1998	18,086	17,749
10/31/1998	17,706	17,722
11/30/1998	18,032	17,914
12/31/1998	18,279	17,892
01/31/1999	18,648	18,114
02/28/1999	18,460	17,993
03/31/1999	18,567	18,207
04/30/1999	18,801	18,438
05/31/1999	18,500	18,363
06/30/1999	18,268	18,078
07/31/1999	18,270	18,031
08/31/1999	18,133	18,063
09/30/1999	18,224	18,132
10/31/1999	18,300	18,176
11/30/1999	18,330	18,281
12/31/1999	18,484	18,336
01/31/2000	18,382	18,338
02/29/2000	18,586	18,473
03/31/2000	18,846	18,743
04/30/2000	18,907	18,844
05/31/2000	19,014	18,995
06/30/2000	19,151	19,086
07/31/2000	19,306	19,224
08/31/2000	19,281	19,227
09/30/2000	19,528	19,393
10/31/2000	19,571	19,550
11/30/2000	19,855	19,896
12/31/2000	20,218	20,117
01/31/2001	20,511	20,355
02/28/2001	20,622	20,530
03/31/2001	20,892	20,685
04/30/2001	20,759	20,545
05/31/2001	20,800	20,652
06/30/2001	20,781	20,765
07/31/2001	21,263	20,954
08/31/2001	21,446	21,130
09/30/2001	21,590	21,217
10/31/2001	22,119	21,605
11/30/2001	22,037	21,512
12/31/2001	21,931	21,334
01/31/2002	22,019	21,357
02/28/2002	22,061	21,377
03/31/2002	21,982	21,268
04/30/2002	22,208	21,440
05/31/2002	22,210	21,467
06/30/2002	22,461	21,745
07/31/2002	22,537	21,956
08/31/2002	22,698	22,219
09/30/2002	22,897	22,472
10/31/2002	22,884	22,463
11/30/2002	23,110	22,504
12/31/2002	23,519	22,828
01/31/2003	23,794	23,007
02/28/2003	24,058	23,165
03/31/2003	23,989	23,137
04/30/2003	24,080	23,188
05/31/2003	24,371	23,556
06/30/2003	24,308	23,434
07/31/2003	24,087	23,174
08/31/2003	23,983	23,007
09/30/2003	24,211	23,260
10/31/2003	24,017	23,043
11/30/2003	23,996	23,064
12/31/2003	24,247	23,280
01/31/2004	24,337	23,384
02/29/2004	24,624	23,607
03/31/2004	24,708	23,671
04/30/2004	24,659	23,485
05/31/2004	24,609	23,446
06/30/2004	24,607	23,416
07/31/2004	24,683	23,510
08/31/2004	24,920	23,843
09/30/2004	25,010	23,979
10/31/2004	25,197	24,131
11/30/2004	25,578	24,341
12/31/2004	25,744	24,492
01/31/2005	25,930	24,731
02/28/2005	25,841	24,612
03/31/2005	26,084	24,800
04/30/2005	26,384	25,113
05/31/2005	26,540	25,322
06/30/2005	26,792	25,595
07/31/2005	26,749	25,481
08/31/2005	26,934	25,688
09/30/2005	26,896	25,660
10/31/2005	26,754	25,529
11/30/2005	26,817	25,671
12/31/2005	27,093	25,862
01/31/2006	27,022	25,814
02/28/2006	27,132	25,874
03/31/2006	26,959	25,647

Country Allocation*

United States	25.8%
Germany	22.3%
Short-Term Instruments	17.9%
Japan	11.6%
France	11.0%
United Kingdom	3.8%
Other	7.6%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  11

A GOVERNMENT / MORTGAGE FUND PIMCO GNMA Fund	Ticker Symbols: Class D: PGNDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	Duration and yield curve positioning were generally negative for performance, as interest rates rose and the yield curve flattened during the period.

•	Overweights to GNMA 30-year mortgage-backed securities (“MBS”) versus GNMA 15-years were positive for returns, as 30-years significantly outperformed 15-years over the year.

•	Out-of-index allocations to conventional (non-GNMA) MBS early in the period detracted from performance, as conventionals underper-formed GNMAs due to historically low GNMA issuance in 2005.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO GNMA Fund Class D	2.75%	4.95%	—	6.08%
Lehman Brothers GNMA Index	3.03%	4.85%	—	5.80%
Lipper GNMA Fund Average	2.12%	4.06%	—	4.97%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,008.00	$1,020.44
Expenses Paid During Period	$4.51	$4.53

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO GNMA D	Lehman Brothers GNMA
07/31/1997	10,000	10,000
08/31/1997	10,033	9,979
09/30/1997	10,217	10,111
10/31/1997	10,310	10,217
11/30/1997	10,331	10,248
12/31/1997	10,420	10,340
01/31/1998	10,500	10,440
02/28/1998	10,548	10,464
03/31/1998	10,558	10,508
04/30/1998	10,592	10,569
05/31/1998	10,668	10,641
06/30/1998	10,745	10,686
07/31/1998	10,774	10,746
08/31/1998	10,908	10,831
09/30/1998	11,036	10,959
10/31/1998	10,984	10,949
11/30/1998	10,939	11,011
12/31/1998	11,010	11,057
01/31/1999	11,090	11,135
02/28/1999	10,988	11,100
03/31/1999	11,116	11,167
04/30/1999	11,167	11,221
05/31/1999	11,242	11,164
06/30/1999	11,221	11,120
07/31/1999	11,229	11,047
08/31/1999	11,224	11,043
09/30/1999	11,345	11,221
10/31/1999	11,377	11,287
11/30/1999	11,367	11,292
12/31/1999	11,281	11,270
01/31/2000	11,381	11,168
02/29/2000	11,466	11,311
03/31/2000	11,644	11,489
04/30/2000	11,618	11,479
05/31/2000	11,632	11,521
06/30/2000	11,764	11,733
07/31/2000	11,840	11,795
08/31/2000	11,947	11,974
09/30/2000	12,029	12,085
10/31/2000	12,136	12,174
11/30/2000	12,408	12,346
12/31/2000	12,540	12,521
01/31/2001	12,738	12,725
02/28/2001	12,967	12,783
03/31/2001	13,103	12,859
04/30/2001	13,098	12,881
05/31/2001	13,234	12,988
06/30/2001	13,355	13,026
07/31/2001	13,670	13,249
08/31/2001	13,770	13,345
09/30/2001	13,962	13,527
10/31/2001	14,126	13,707
11/30/2001	14,034	13,593
12/31/2001	13,998	13,552
01/31/2002	14,146	13,687
02/28/2002	14,285	13,827
03/31/2002	14,135	13,696
04/30/2002	14,388	13,937
05/31/2002	14,472	14,029
06/30/2002	14,595	14,141
07/31/2002	14,775	14,306
08/31/2002	14,915	14,407
09/30/2002	14,999	14,525
10/31/2002	15,021	14,572
11/30/2002	15,047	14,585
12/31/2002	15,191	14,730
01/31/2003	15,214	14,768
02/28/2003	15,289	14,843
03/31/2003	15,287	14,853
04/30/2003	15,356	14,889
05/31/2003	15,382	14,889
06/30/2003	15,436	14,935
07/31/2003	15,136	14,688
08/31/2003	15,273	14,784
09/30/2003	15,496	14,997
10/31/2003	15,454	14,958
11/30/2003	15,537	15,009
12/31/2003	15,643	15,150
01/31/2004	15,738	15,226
02/29/2004	15,842	15,327
03/31/2004	15,871	15,390
04/30/2004	15,671	15,148
05/31/2004	15,633	15,116
06/30/2004	15,757	15,251
07/31/2004	15,872	15,374
08/31/2004	16,046	15,588
09/30/2004	16,077	15,621
10/31/2004	16,176	15,744
11/30/2004	16,138	15,707
12/31/2004	16,223	15,810
01/31/2005	16,295	15,900
02/28/2005	16,254	15,849
03/31/2005	16,234	15,819
04/30/2005	16,377	15,979
05/31/2005	16,475	16,095
06/30/2005	16,522	16,142
07/31/2005	16,469	16,081
08/31/2005	16,610	16,214
09/30/2005	16,547	16,149
10/31/2005	16,443	16,079
11/30/2005	16,482	16,113
12/31/2005	16,675	16,317
01/31/2006	16,712	16,370
02/28/2006	16,755	16,403
03/31/2006	16,679	16,298

Sector Breakdown*

U.S. Government Agencies	99.0%
Short-Term Instruments	0.1%
Other	0.9%

*	% of total investments as of March 31, 2006

12  PIMCO Funds Annual Report  |  03.31.06

A CREDIT STRATEGY FUND PIMCO High Yield Fund	Ticker Symbols: Class D: PHYDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	An underweight to building products contributed to relative performance, as these bonds significantly underperformed amid a slowdown in construction activity.

•	As consumer cyclicals underperformed over the twelve-month period, weighed down heavily by auto-related bonds, an underweight to the overall sector was a boost to relative returns.

•	Security selection in the telecom sector was a significant contributor to relative performance, as middle-to-lower quality wireline companies notably outperformed the overall sector.

•	As the metals and mining sector outperformed, led by middle-tier steel producers, an underweight to the industry category detracted from returns.

•	An underweight to the finance sector, which outperformed the high-yield market over the period, detracted from relative performance.

•	Exposure to BBB-rated issues hurt performance, as this category of bonds underperformed the high-yield market.

•	Modest exposure to emerging market sovereign debt helped relative performance, as these bonds outperformed traditional high yield.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (12/15/92)
PIMCO High Yield Fund Class D	7.94%	7.34%	7.10%	8.38%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	7.03%	7.57%	6.75%	7.77%
Merrill Lynch U.S. High Yield BB-B Rated Index	7.43%	7.14%	6.55%	7.62%
Lipper High Current Yield Fund Average	6.77%	6.92%	5.43%	6.56%
† The Fund began operations on 12/15/92. Index comparisons began on 12/31/92. For periods prior to 12/31/96 (inception of the Constrained Index), values reflect the Unconstrained Index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,035.30	$1,020.44
Expenses Paid During Period	$4.57	$4.53

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO High Yield D	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated Index
12/31/1992	10,000	10,000	10,000
01/31/1993	10,224	10,241	10,241
02/28/1993	10,409	10,432	10,432
03/31/1993	10,616	10,611	10,611
04/30/1993	10,726	10,687	10,687
05/31/1993	10,801	10,824	10,824
06/30/1993	11,091	11,026	11,026
07/31/1993	11,167	11,132	11,132
08/31/1993	11,288	11,234	11,234
09/30/1993	11,341	11,289	11,289
10/31/1993	11,642	11,501	11,501
11/30/1993	11,728	11,554	11,554
12/31/1993	11,825	11,664	11,664
01/31/1994	12,074	11,910	11,910
02/28/1994	12,068	11,820	11,820
03/31/1994	11,703	11,438	11,438
04/30/1994	11,598	11,302	11,302
05/31/1994	11,679	11,258	11,258
06/30/1994	11,692	11,299	11,299
07/31/1994	11,798	11,383	11,383
08/31/1994	11,894	11,459	11,459
09/30/1994	11,972	11,452	11,452
10/31/1994	11,975	11,481	11,481
11/30/1994	11,923	11,389	11,389
12/31/1994	12,063	11,523	11,523
01/31/1995	12,177	11,699	11,700
02/28/1995	12,507	12,062	12,062
03/31/1995	12,686	12,224	12,224
04/30/1995	12,959	12,506	12,506
05/31/1995	13,331	12,904	12,904
06/30/1995	13,436	13,009	13,009
07/31/1995	13,612	13,138	13,138
08/31/1995	13,713	13,240	13,240
09/30/1995	13,901	13,394	13,394
10/31/1995	14,100	13,510	13,510
11/30/1995	14,267	13,646	13,646
12/31/1995	14,504	13,866	13,866
01/31/1996	14,735	14,070	14,070
02/29/1996	14,747	14,070	14,070
03/31/1996	14,626	14,025	14,025
04/30/1996	14,686	14,021	14,021
05/31/1996	14,731	14,112	14,112
06/30/1996	14,787	14,204	14,204
07/31/1996	14,914	14,295	14,295
08/31/1996	15,153	14,437	14,437
09/30/1996	15,502	14,760	14,760
10/31/1996	15,652	14,942	14,942
11/30/1996	15,987	15,242	15,243
12/31/1996	16,142	15,355	15,355
01/31/1997	16,303	15,472	15,478
02/28/1997	16,550	15,682	15,689
03/31/1997	16,328	15,468	15,466
04/30/1997	16,498	15,659	15,623
05/31/1997	16,869	16,001	15,950
06/30/1997	17,113	16,243	16,198
07/31/1997	17,550	16,685	16,652
08/31/1997	17,539	16,656	16,613
09/30/1997	17,830	16,927	16,891
10/31/1997	17,843	16,999	16,976
11/30/1997	18,009	17,150	17,130
12/31/1997	18,209	17,323	17,310
01/31/1998	18,516	17,579	17,565
02/28/1998	18,611	17,662	17,647
03/31/1998	18,752	17,815	17,798
04/30/1998	18,795	17,885	17,871
05/31/1998	18,888	18,019	17,994
06/30/1998	19,022	18,118	18,096
07/31/1998	19,218	18,231	18,209
08/31/1998	18,441	17,418	17,404
09/30/1998	18,670	17,532	17,523
10/31/1998	18,479	17,190	17,186
11/30/1998	19,254	17,997	17,989
12/31/1998	19,331	17,991	17,981
01/31/1999	19,582	18,190	18,180
02/28/1999	19,416	18,069	18,060
03/31/1999	19,571	18,271	18,263
04/30/1999	19,892	18,537	18,531
05/31/1999	19,506	18,354	18,342
06/30/1999	19,496	18,314	18,307
07/31/1999	19,543	18,337	18,334
08/31/1999	19,461	18,176	18,182
09/30/1999	19,467	18,152	18,155
10/31/1999	19,438	18,083	18,087
11/30/1999	19,700	18,298	18,304
12/31/1999	19,796	18,438	18,445
01/31/2000	19,701	18,350	18,356
02/29/2000	19,743	18,356	18,364
03/31/2000	19,342	18,071	18,081
04/30/2000	19,379	18,088	18,098
05/31/2000	19,276	17,896	17,907
06/30/2000	19,638	18,288	18,299
07/31/2000	19,788	18,378	18,390
08/31/2000	20,069	18,588	18,602
09/30/2000	20,003	18,422	18,437
10/31/2000	19,588	17,881	17,896
11/30/2000	19,212	17,250	17,265
12/31/2000	19,622	17,717	17,733
01/31/2001	20,424	18,823	18,841
02/28/2001	20,634	19,056	19,073
03/31/2001	20,387	18,710	18,727
04/30/2001	20,230	18,517	18,538
05/31/2001	20,454	18,803	18,820
06/30/2001	20,129	18,365	18,384
07/31/2001	20,437	18,636	18,657
08/31/2001	20,607	18,799	18,820
09/30/2001	19,774	17,666	17,683
10/31/2001	20,207	18,236	18,258
11/30/2001	20,563	18,831	18,857
12/31/2001	20,524	18,679	18,690
01/31/2002	20,561	18,772	18,782
02/28/2002	20,355	18,609	18,608
03/31/2002	20,528	19,017	19,009
04/30/2002	20,707	19,273	19,259
05/31/2002	20,533	19,244	19,223
06/30/2002	19,500	18,205	17,826
07/31/2002	18,375	17,559	17,132
08/31/2002	19,119	18,058	17,673
09/30/2002	18,645	17,819	17,405
10/31/2002	18,785	17,655	17,246
11/30/2002	19,938	18,681	18,249
12/31/2002	20,275	18,884	18,448
01/31/2003	20,778	19,299	18,862
02/28/2003	21,083	19,524	19,080
03/31/2003	21,596	19,963	19,512
04/30/2003	22,678	20,920	20,453
05/31/2003	22,900	21,061	20,590
06/30/2003	23,344	21,597	21,119
07/31/2003	22,812	21,256	20,769
08/31/2003	23,172	21,492	21,007
09/30/2003	23,680	22,033	21,528
10/31/2003	24,101	22,434	21,922
11/30/2003	24,326	22,719	22,202
12/31/2003	24,980	23,205	22,682
01/31/2004	25,187	23,505	22,975
02/29/2004	25,061	23,556	23,024
03/31/2004	25,184	23,765	23,228
04/30/2004	24,940	23,564	23,032
05/31/2004	24,586	23,186	22,663
06/30/2004	24,876	23,480	22,950
07/31/2004	25,261	23,850	23,312
08/31/2004	25,777	24,293	23,745
09/30/2004	26,156	24,621	24,065
10/31/2004	26,673	25,055	24,490
11/30/2004	26,839	25,208	24,639
12/31/2004	27,233	25,510	24,934
01/31/2005	27,233	25,529	24,952
02/28/2005	27,617	25,876	25,293
03/31/2005	26,913	25,183	24,612
04/30/2005	26,730	25,044	24,474
05/31/2005	27,348	25,500	24,921
06/30/2005	27,777	25,902	25,364
07/31/2005	28,107	26,207	25,707
08/31/2005	28,268	26,322	25,793
09/30/2005	28,061	26,122	25,562
10/31/2005	27,859	25,915	25,415
11/30/2005	28,085	26,126	25,541
12/31/2005	28,376	26,375	25,770
01/31/2006	28,734	26,661	26,178
02/28/2006	29,028	26,883	26,299
03/31/2006	29,051	26,952	26,440

Sector Breakdown*

Corporate Bonds & Notes	82.7%
Short-Term Instruments	6.2%
Other	11.1%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  13

A CREDIT STRATEGY FUND PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols: Class D: PBDDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities.

•	Slightly above-index duration was negative for the Fund, given rising interest rates.

•	An emphasis on BBB-rated issues was detrimental, as higher-quality securities outperformed. However, a small allocation to below-investment-grade names added to returns, as high-yield bonds outperformed high-grade credits.

•	Below-index exposure to consumer non-cyclicals was positive. Supermarkets, in particular, lagged after matching the price cuts of discount and club stores without the ability to lower their cost structures to the same degree.

•	An overweight position in electric utility companies was advantageous, as rating upgrades outpaced downgrades and shareholder-friendly activities remained limited.

•	An above-index allocation to natural gas also boosted performance, as pipelines and distributors continued to profit from strong energy demand.

•	Underweight exposure to real estate investment trusts hurt performance. This sector fared better than other financials in the current interest rate environment due to its ability to lock in rents in advance.

•	An overweight of communication companies also detracted from returns. Business, event, structural, and ratings risks combined to limit the opportunity for yield spread tightening in this sector.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class D	2.17%	6.48%	—	7.89%
Lehman Brothers Credit Investment Grade Index	1.83%	5.97%	—	7.29%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	—	5.85%
† The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,005.10	$1,020.44
Expenses Paid During Period	$4.50	$4.53

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO Investment Grade Corp Bond D	Lehman Brothers Credit Investment Grade Index
04/30/2000	10,000	10,000
05/31/2000	10,026	9,963
06/30/2000	10,250	10,213
07/31/2000	10,357	10,337
08/31/2000	10,515	10,471
09/30/2000	10,578	10,527
10/31/2000	10,614	10,537
11/30/2000	10,825	10,674
12/31/2000	11,099	10,881
01/31/2001	11,251	11,179
02/28/2001	11,434	11,277
03/31/2001	11,458	11,346
04/30/2001	11,328	11,306
05/31/2001	11,425	11,410
06/30/2001	11,435	11,467
07/31/2001	11,848	11,766
08/31/2001	12,054	11,924
09/30/2001	11,900	11,906
10/31/2001	12,142	12,201
11/30/2001	12,087	12,095
12/31/2001	12,058	12,012
01/31/2002	12,106	12,114
02/28/2002	12,213	12,206
03/31/2002	12,137	11,980
04/30/2002	12,353	12,146
05/31/2002	12,396	12,307
06/30/2002	12,432	12,327
07/31/2002	12,313	12,321
08/31/2002	12,788	12,640
09/30/2002	12,745	12,880
10/31/2002	12,835	12,731
11/30/2002	13,017	12,896
12/31/2002	13,386	13,276
01/31/2003	13,477	13,319
02/28/2003	13,727	13,585
03/31/2003	13,765	13,595
04/30/2003	14,122	13,847
05/31/2003	14,594	14,283
06/30/2003	14,558	14,248
07/31/2003	13,843	13,641
08/31/2003	13,991	13,748
09/30/2003	14,496	14,228
10/31/2003	14,406	14,076
11/30/2003	14,493	14,141
12/31/2003	14,716	14,298
01/31/2004	14,861	14,443
02/29/2004	15,040	14,624
03/31/2004	15,198	14,766
04/30/2004	14,725	14,301
05/31/2004	14,582	14,200
06/30/2004	14,654	14,260
07/31/2004	14,829	14,436
08/31/2004	15,203	14,777
09/30/2004	15,293	14,860
10/31/2004	15,469	15,004
11/30/2004	15,343	14,853
12/31/2004	15,535	15,047
01/31/2005	15,638	15,166
02/28/2005	15,550	15,077
03/31/2005	15,347	14,889
04/30/2005	15,546	15,089
05/31/2005	15,773	15,300
06/30/2005	15,913	15,422
07/31/2005	15,759	15,267
08/31/2005	16,006	15,499
09/30/2005	15,760	15,267
10/31/2005	15,571	15,100
11/30/2005	15,669	15,192
12/31/2005	15,863	15,342
01/31/2006	15,845	15,311
02/28/2006	15,911	15,378
03/31/2006	15,680	15,162

Sector Breakdown*

Banking & Finance	31.6%
Industrial	24.5%
Short-Term Instruments	17.5%
Utilities	15.5%
U.S. Government Agencies	7.4%
Other	3.5%

*	% of total investments as of March 31, 2006

14  PIMCO Funds Annual Report  |  03.31.06

A SHORT - DURATION BOND FUND PIMCO Low Duration Fund	Ticker Symbols: Class D: PLDDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Tactical duration positioning significantly detracted from performance; extending duration during the second half of the period hurt returns as yields moved higher.

•	Broader-than-benchmark maturity structure was slightly positive for performance as yields on maturities three years and longer rose the least. Exposure to short-term rates via Eurodollar futures also enhanced returns as those contracts outperformed the index.
•	A mortgage emphasis was slightly positive for returns. While the sector underperformed Treasuries on a like-duration basis, security selection helped performance.

•	Corporate bonds were positive for performance as short-term corporates outperformed like-duration Treasuries, benefiting from a strengthening economy and investors’ search for extra yield.

•	Exposure to high-quality emerging markets was positive for performance. Emerging markets bonds benefited from continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

•	Tactical exposure to Euroland issues, and shorter-maturity U.K. securities later in the period, helped returns. These positions outperformed Treasuries amid slower growth and more muted inflation in those economies.

•	A tactical allocation to real return bonds early in the period had a slight negative impact as Treasury Inflation-Protected Securities under-performed nominal Treasuries for the period.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Low Duration Fund Class D	1.69%	3.56%	5.12%	6.48%
Merrill Lynch 1-3 Year Treasury Index	2.32%	3.18%	4.79%	6.05%
Lipper Short Investment Grade Debt Fund Average	2.38%	3.03%	4.48%	5.68%
† The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,005.59	$1,021.19
Expenses Paid During Period	$3.75	$3.78

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For Periods Ended 03/31/06

	PIMCO Low Duration D	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	10,000	10,000
06/30/1987	10,091	10,109
07/31/1987	10,125	10,158
08/31/1987	10,121	10,167
09/30/1987	10,094	10,127
10/31/1987	10,254	10,351
11/30/1987	10,367	10,414
12/31/1987	10,425	10,480
01/31/1988	10,595	10,648
02/29/1988	10,669	10,735
03/31/1988	10,733	10,756
04/30/1988	10,775	10,772
05/31/1988	10,797	10,756
06/30/1988	10,895	10,868
07/31/1988	10,950	10,876
08/31/1988	10,991	10,899
09/30/1988	11,090	11,026
10/31/1988	11,190	11,136
11/30/1988	11,201	11,106
12/31/1988	11,248	11,132
01/31/1989	11,339	11,219
02/28/1989	11,354	11,219
03/31/1989	11,395	11,270
04/30/1989	11,527	11,443
05/31/1989	11,761	11,614
06/30/1989	12,015	11,831
07/31/1989	12,188	12,006
08/31/1989	12,128	11,932
09/30/1989	12,187	12,003
10/31/1989	12,345	12,184
11/30/1989	12,454	12,299
12/31/1989	12,513	12,348
01/31/1990	12,502	12,358
02/28/1990	12,585	12,416
03/31/1990	12,649	12,457
04/30/1990	12,637	12,482
05/31/1990	12,847	12,673
06/30/1990	12,982	12,806
07/31/1990	13,121	12,966
08/31/1990	13,143	13,005
09/30/1990	13,212	13,111
10/31/1990	13,304	13,255
11/30/1990	13,460	13,386
12/31/1990	13,601	13,548
01/31/1991	13,724	13,672
02/28/1991	13,829	13,754
03/31/1991	13,943	13,846
04/30/1991	14,109	13,977
05/31/1991	14,216	14,062
06/30/1991	14,302	14,119
07/31/1991	14,457	14,242
08/31/1991	14,661	14,437
09/30/1991	14,848	14,593
10/31/1991	14,973	14,750
11/30/1991	15,132	14,903
12/31/1991	15,383	15,131
01/31/1992	15,392	15,107
02/29/1992	15,465	15,160
03/31/1992	15,469	15,154
04/30/1992	15,574	15,293
05/31/1992	15,729	15,432
06/30/1992	15,872	15,590
07/31/1992	16,078	15,765
08/31/1992	16,181	15,903
09/30/1992	16,338	16,055
10/31/1992	16,340	15,959
11/30/1992	16,345	15,933
12/31/1992	16,511	16,084
01/31/1993	16,663	16,251
02/28/1993	16,856	16,390
03/31/1993	16,947	16,439
04/30/1993	17,024	16,541
05/31/1993	17,039	16,495
06/30/1993	17,204	16,616
07/31/1993	17,259	16,655
08/31/1993	17,423	16,800
09/30/1993	17,486	16,855
10/31/1993	17,603	16,888
11/30/1993	17,616	16,892
12/31/1993	17,735	16,954
01/31/1994	17,828	17,063
02/28/1994	17,747	16,954
03/31/1994	17,666	16,870
04/30/1994	17,604	16,810
05/31/1994	17,581	16,834
06/30/1994	17,613	16,884
07/31/1994	17,773	17,029
08/31/1994	17,844	17,089
09/30/1994	17,814	17,050
10/31/1994	17,808	17,088
11/30/1994	17,808	17,012
12/31/1994	17,794	17,050
01/31/1995	17,954	17,288
02/28/1995	18,177	17,525
03/31/1995	18,246	17,623
04/30/1995	18,470	17,780
05/31/1995	18,801	18,091
06/30/1995	18,893	18,188
07/31/1995	18,895	18,263
08/31/1995	19,095	18,372
09/30/1995	19,261	18,461
10/31/1995	19,402	18,617
11/30/1995	19,623	18,782
12/31/1995	19,851	18,926
01/31/1996	19,992	19,087
02/29/1996	19,858	19,006
03/31/1996	19,844	18,989
04/30/1996	19,848	19,005
05/31/1996	19,862	19,044
06/30/1996	20,058	19,181
07/31/1996	20,121	19,256
08/31/1996	20,215	19,323
09/30/1996	20,496	19,498
10/31/1996	20,787	19,717
11/30/1996	21,064	19,868
12/31/1996	21,003	19,868
01/31/1997	21,173	19,962
02/28/1997	21,253	20,007
03/31/1997	21,162	20,000
04/30/1997	21,414	20,163
05/31/1997	21,589	20,301
06/30/1997	21,753	20,440
07/31/1997	22,099	20,665
08/31/1997	22,081	20,684
09/30/1997	22,271	20,841
10/31/1997	22,432	20,996
11/30/1997	22,492	21,047
12/31/1997	22,661	21,191
01/31/1998	22,829	21,396
02/28/1998	22,902	21,415
03/31/1998	22,996	21,502
04/30/1998	23,113	21,603
05/31/1998	23,256	21,718
06/30/1998	23,307	21,831
07/31/1998	23,412	21,933
08/31/1998	23,499	22,209
09/30/1998	23,971	22,503
10/31/1998	23,930	22,613
11/30/1998	24,064	22,594
12/31/1998	24,206	22,673
01/31/1999	24,308	22,763
02/28/1999	24,174	22,652
03/31/1999	24,375	22,810
04/30/1999	24,497	22,883
05/31/1999	24,414	22,868
06/30/1999	24,421	22,940
07/31/1999	24,419	23,012
08/31/1999	24,431	23,079
09/30/1999	24,609	23,229
10/31/1999	24,705	23,291
11/30/1999	24,806	23,335
12/31/1999	24,849	23,368
01/31/2000	24,814	23,359
02/29/2000	24,987	23,515
03/31/2000	25,165	23,661
04/30/2000	25,215	23,722
05/31/2000	25,286	23,820
06/30/2000	25,584	24,067
07/31/2000	25,733	24,219
08/31/2000	26,013	24,398
09/30/2000	26,138	24,573
10/31/2000	26,133	24,705
11/30/2000	26,331	24,939
12/31/2000	26,674	25,236
01/31/2001	27,103	25,552
02/28/2001	27,230	25,718
03/31/2001	27,451	25,933
04/30/2001	27,525	26,002
05/31/2001	27,743	26,149
06/30/2001	27,806	26,238
07/31/2001	28,273	26,532
08/31/2001	28,440	26,685
09/30/2001	28,716	27,124
10/31/2001	29,081	27,380
11/30/2001	28,778	27,321
12/31/2001	28,715	27,331
01/31/2002	28,979	27,386
02/28/2002	29,208	27,519
03/31/2002	28,977	27,333
04/30/2002	29,360	27,638
05/31/2002	29,545	27,749
06/30/2002	29,639	27,982
07/31/2002	29,767	28,323
08/31/2002	30,062	28,420
09/30/2002	30,227	28,655
10/31/2002	30,375	28,720
11/30/2002	30,469	28,634
12/31/2002	30,817	28,903
01/31/2003	30,900	28,900
02/28/2003	31,156	29,020
03/31/2003	31,222	29,073
04/30/2003	31,378	29,128
05/31/2003	31,532	29,237
06/30/2003	31,617	29,282
07/31/2003	31,095	29,122
08/31/2003	31,219	29,142
09/30/2003	31,588	29,406
10/31/2003	31,442	29,297
11/30/2003	31,471	29,282
12/31/2003	31,631	29,452
01/31/2004	31,736	29,512
02/29/2004	31,898	29,653
03/31/2004	31,977	29,746
04/30/2004	31,718	29,459
05/31/2004	31,699	29,431
06/30/2004	31,744	29,429
07/31/2004	31,893	29,536
08/31/2004	32,157	29,740
09/30/2004	32,135	29,714
10/31/2004	32,276	29,804
11/30/2004	32,205	29,657
12/31/2004	32,286	29,719
01/31/2005	32,244	29,709
02/28/2005	32,192	29,641
03/31/2005	32,163	29,643
04/30/2005	32,366	29,809
05/31/2005	32,473	29,921
06/30/2005	32,518	29,980
07/31/2005	32,440	29,895
08/31/2005	32,658	30,081
09/30/2005	32,527	30,006
10/31/2005	32,454	30,003
11/30/2005	32,518	30,099
12/31/2005	32,683	30,214
01/31/2006	32,752	30,265
02/28/2006	32,786	30,289
03/31/2006	32,708	30,331

Sector Breakdown*

Short-Term Instruments	39.6%
U.S. Government Agencies	26.9%
Mortgage-Backed Securities	14.2%
Corporate Bonds & Notes	9.1%
Asset-Backed Securities	8.3%
Other	1.9%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  15

A SHORT-DURATION BOND FUND PIMCO Short-Term Fund	Ticker Symbols: Class D: PSHDX

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration detracted from performance as the Federal Reserve initiated eight consecutive rate hikes over the course of the period, totaling 2.00%.

•	The Fund’s curve-steepening bias negatively impacted performance as the yield curve flattened, with short rates rising more than intermediate rates.

•	A mortgage emphasis was a modest positive contributor to performance, as short-term mortgage yield spreads tightened over the period.

•	Corporate exposure slightly added to performance as short maturity credit spreads tightened due to strong credit fundamentals, supported by solid corporate earnings.

•	Emerging market holdings benefited from spread tightening as credit quality and economic fundamentals continued improving.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (10/07/87)
PIMCO Short-Term Fund Class D	2.91%	2.60%	4.39%	5.20%
Citigroup 3 Month Treasury Bill Index	3.47%	2.14%	3.69%	4.61%
Lipper Ultra-Short Obligations Fund Average	3.02%	2.43%	4.20%	4.64%

† The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,015.07	$1,021.19
Expenses Paid During Period	$3.77	$3.78

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO Short Term D	Citigroup 3-Month Treasury Bill Index
10/31/1987	10,000	10,000
11/30/1987	10,056	10,048
12/31/1987	10,114	10,095
01/31/1988	10,181	10,142
02/29/1988	10,222	10,190
03/31/1988	10,276	10,238
04/30/1988	10,330	10,287
05/31/1988	10,386	10,340
06/30/1988	10,443	10,395
07/31/1988	10,495	10,452
08/31/1988	10,560	10,513
09/30/1988	10,627	10,576
10/31/1988	10,718	10,640
11/30/1988	10,787	10,707
12/31/1988	10,849	10,777
01/31/1989	10,925	10,850
02/28/1989	11,000	10,926
03/31/1989	11,093	11,005
04/30/1989	11,176	11,087
05/31/1989	11,275	11,170
06/30/1989	11,358	11,248
07/31/1989	11,452	11,326
08/31/1989	11,511	11,403
09/30/1989	11,588	11,477
10/31/1989	11,695	11,555
11/30/1989	11,771	11,630
12/31/1989	11,837	11,707
01/31/1990	11,892	11,784
02/28/1990	11,964	11,855
03/31/1990	12,042	11,934
04/30/1990	12,090	12,012
05/31/1990	12,202	12,094
06/30/1990	12,280	12,172
07/31/1990	12,364	12,253
08/31/1990	12,428	12,333
09/30/1990	12,509	12,408
10/31/1990	12,603	12,486
11/30/1990	12,702	12,560
12/31/1990	12,803	12,634
01/31/1991	12,893	12,706
02/28/1991	12,962	12,768
03/31/1991	13,020	12,834
04/30/1991	13,100	12,896
05/31/1991	13,172	12,959
06/30/1991	13,219	13,019
07/31/1991	13,296	13,081
08/31/1991	13,379	13,142
09/30/1991	13,452	13,201
10/31/1991	13,528	13,259
11/30/1991	13,561	13,311
12/31/1991	13,615	13,361
01/31/1992	13,665	13,407
02/29/1992	13,691	13,449
03/31/1992	13,716	13,495
04/30/1992	13,772	13,539
05/31/1992	13,814	13,583
06/30/1992	13,868	13,625
07/31/1992	13,923	13,666
08/31/1992	13,958	13,705
09/30/1992	13,994	13,739
10/31/1992	14,008	13,774
11/30/1992	14,025	13,808
12/31/1992	14,066	13,845
01/31/1993	14,112	13,882
02/28/1993	14,149	13,914
03/31/1993	14,214	13,949
04/30/1993	14,262	13,983
05/31/1993	14,318	14,019
06/30/1993	14,374	14,054
07/31/1993	14,425	14,091
08/31/1993	14,463	14,127
09/30/1993	14,499	14,163
10/31/1993	14,550	14,199
11/30/1993	14,604	14,235
12/31/1993	14,672	14,273
01/31/1994	14,697	14,310
02/28/1994	14,713	14,345
03/31/1994	14,690	14,385
04/30/1994	14,713	14,428
05/31/1994	14,724	14,476
06/30/1994	14,791	14,525
07/31/1994	14,861	14,578
08/31/1994	14,919	14,632
09/30/1994	14,935	14,687
10/31/1994	14,974	14,747
11/30/1994	14,986	14,809
12/31/1994	15,050	14,878
01/31/1995	15,126	14,947
02/28/1995	15,265	15,013
03/31/1995	15,298	15,087
04/30/1995	15,462	15,159
05/31/1995	15,618	15,234
06/30/1995	15,670	15,306
07/31/1995	15,764	15,380
08/31/1995	15,836	15,453
09/30/1995	15,984	15,523
10/31/1995	16,099	15,594
11/30/1995	16,248	15,663
12/31/1995	16,386	15,734
01/31/1996	16,465	15,805
02/29/1996	16,495	15,870
03/31/1996	16,548	15,937
04/30/1996	16,625	16,003
05/31/1996	16,712	16,071
06/30/1996	16,804	16,139
07/31/1996	16,851	16,209
08/31/1996	16,957	16,280
09/30/1996	17,120	16,350
10/31/1996	17,257	16,421
11/30/1996	17,412	16,490
12/31/1996	17,480	16,561
01/31/1997	17,583	16,633
02/28/1997	17,662	16,698
03/31/1997	17,671	16,770
04/30/1997	17,772	16,842
05/31/1997	17,900	16,916
06/30/1997	18,018	16,987
07/31/1997	18,158	17,061
08/31/1997	18,213	17,134
09/30/1997	18,335	17,207
10/31/1997	18,377	17,282
11/30/1997	18,460	17,355
12/31/1997	18,563	17,430
01/31/1998	18,673	17,507
02/28/1998	18,738	17,576
03/31/1998	18,863	17,654
04/30/1998	18,950	17,729
05/31/1998	19,036	17,806
06/30/1998	19,100	17,879
07/31/1998	19,215	17,955
08/31/1998	19,223	18,031
09/30/1998	19,351	18,105
10/31/1998	19,425	18,178
11/30/1998	19,491	18,245
12/31/1998	19,573	18,312
01/31/1999	19,649	18,380
02/28/1999	19,730	18,443
03/31/1999	19,870	18,514
04/30/1999	19,961	18,582
05/31/1999	19,965	18,653
06/30/1999	20,035	18,723
07/31/1999	20,105	18,796
08/31/1999	20,171	18,870
09/30/1999	20,262	18,944
10/31/1999	20,360	19,021
11/30/1999	20,455	19,098
12/31/1999	20,537	19,180
01/31/2000	20,584	19,264
02/29/2000	20,704	19,346
03/31/2000	20,838	19,437
04/30/2000	20,915	19,528
05/31/2000	21,028	19,624
06/30/2000	21,159	19,716
07/31/2000	21,269	19,811
08/31/2000	21,403	19,909
09/30/2000	21,527	20,008
10/31/2000	21,622	20,113
11/30/2000	21,797	20,216
12/31/2000	21,971	20,322
01/31/2001	22,123	20,427
02/28/2001	22,269	20,515
03/31/2001	22,369	20,606
04/30/2001	22,434	20,685
05/31/2001	22,609	20,760
06/30/2001	22,647	20,827
07/31/2001	22,803	20,892
08/31/2001	22,883	20,956
09/30/2001	22,986	21,016
10/31/2001	23,071	21,071
11/30/2001	23,104	21,116
12/31/2001	23,143	21,153
01/31/2002	23,194	21,186
02/28/2002	23,222	21,214
03/31/2002	23,219	21,246
04/30/2002	23,270	21,276
05/31/2002	23,324	21,308
06/30/2002	23,305	21,338
07/31/2002	23,193	21,369
08/31/2002	23,346	21,400
09/30/2002	23,400	21,429
10/31/2002	23,459	21,459
11/30/2002	23,658	21,487
12/31/2002	23,736	21,512
01/31/2003	23,836	21,536
02/28/2003	23,950	21,556
03/31/2003	23,988	21,577
04/30/2003	24,072	21,598
05/31/2003	24,133	21,619
06/30/2003	24,162	21,639
07/31/2003	24,075	21,657
08/31/2003	24,103	21,675
09/30/2003	24,226	21,692
10/31/2003	24,209	21,709
11/30/2003	24,212	21,726
12/31/2003	24,280	21,743
01/31/2004	24,302	21,761
02/29/2004	24,367	21,777
03/31/2004	24,416	21,794
04/30/2004	24,365	21,811
05/31/2004	24,384	21,828
06/30/2004	24,406	21,846
07/31/2004	24,433	21,867
08/31/2004	24,482	21,890
09/30/2004	24,509	21,916
10/31/2004	24,563	21,946
11/30/2004	24,595	21,977
12/31/2004	24,636	22,013
01/31/2005	24,673	22,053
02/28/2005	24,686	22,091
03/31/2005	24,708	22,138
04/30/2005	24,779	22,186
05/31/2005	24,854	22,239
06/30/2005	24,884	22,291
07/31/2005	24,943	22,347
08/31/2005	25,031	22,407
09/30/2005	25,048	22,468
10/31/2005	25,062	22,534
11/30/2005	25,107	22,601
12/31/2005	25,213	22,674
01/31/2006	25,312	22,750
02/28/2006	25,361	22,822
03/31/2006	25,425	22,906

Sector Breakdown*

Short-Term Instruments	43.0%
U.S. Government Agencies	20.4%
Corporate Bonds & Notes	16.8%
Asset-Backed Securities	9.3%
Mortgage-Backed Securities	7.1%
Other	3.4%

*	% of total investments as of March 31, 2006

16  PIMCO Funds Annual Report  |  03.31.06

A GOVERNMENT / MORTGAGE FUND PIMCO Total Return Mortgage Fund	Ticker Symbols: Class D: PTMDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	Duration and yield curve positioning were generally negative for performance, as interest rates rose and the yield curve flattened during the period.

•	An overweight to FNMA mortgage-backed securities (“MBS”) versus FHLMC MBS was positive for returns as both 30- and 15-year FNMAs outperformed their FHLMC counterparts.

•	Out-of-index exposure to mortgage-related asset-backed securities (“ABS”) aided returns as the mortgage ABS sector significantly outperformed Agency MBS. Overseas demand for yield in the form of U.S. mortgage credit was robust during the year.

•	An underweight to 30-year GNMA MBS detracted from returns, as GNMAs outperformed conventionals on historically low issuance.

Average Annual Total Return For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class D	2.24%	5.14%	—	6.23%
Lehman Brothers Mortgage Index	2.67%	4.86%	—	5.81%
Lipper U.S. Mortgage Fund Average	2.10%	4.24%	—	5.05%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,002.53	$1,020.43
Expenses Paid During Period	$4.51	$4.55

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value For periods ended 03/31/06

	PIMCO Total Return Mortgage D	Lehman Brothers Mortgage Index
07/31/1997	10,000	10,000
08/31/1997	10,007	9,976
09/30/1997	10,162	10,103
10/31/1997	10,310	10,215
11/30/1997	10,356	10,248
12/31/1997	10,475	10,342
01/31/1998	10,587	10,445
02/28/1998	10,604	10,467
03/31/1998	10,641	10,511
04/30/1998	10,711	10,571
05/31/1998	10,801	10,641
06/30/1998	10,869	10,692
07/31/1998	10,910	10,746
08/31/1998	11,038	10,843
09/30/1998	11,160	10,974
10/31/1998	11,113	10,960
11/30/1998	11,159	11,014
12/31/1998	11,187	11,061
01/31/1999	11,253	11,140
02/28/1999	11,192	11,096
03/31/1999	11,262	11,171
04/30/1999	11,315	11,222
05/31/1999	11,252	11,159
06/30/1999	11,237	11,120
07/31/1999	11,193	11,045
08/31/1999	11,184	11,044
09/30/1999	11,324	11,223
10/31/1999	11,386	11,288
11/30/1999	11,439	11,294
12/31/1999	11,411	11,267
01/31/2000	11,335	11,169
02/29/2000	11,502	11,298
03/31/2000	11,653	11,422
04/30/2000	11,611	11,430
05/31/2000	11,603	11,435
06/30/2000	11,817	11,680
07/31/2000	11,931	11,755
08/31/2000	12,126	11,933
09/30/2000	12,245	12,056
10/31/2000	12,327	12,143
11/30/2000	12,523	12,326
12/31/2000	12,759	12,524
01/31/2001	12,957	12,719
02/28/2001	13,075	12,792
03/31/2001	13,135	12,866
04/30/2001	13,127	12,884
05/31/2001	13,252	12,970
06/30/2001	13,294	12,997
07/31/2001	13,587	13,228
08/31/2001	13,706	13,345
09/30/2001	13,901	13,545
10/31/2001	14,114	13,732
11/30/2001	14,012	13,605
12/31/2001	13,978	13,554
01/31/2002	14,115	13,679
02/28/2002	14,264	13,835
03/31/2002	14,111	13,688
04/30/2002	14,380	13,948
05/31/2002	14,462	14,049
06/30/2002	14,597	14,165
07/31/2002	14,782	14,327
08/31/2002	14,924	14,440
09/30/2002	15,027	14,543
10/31/2002	15,072	14,598
11/30/2002	15,081	14,588
12/31/2002	15,241	14,740
01/31/2003	15,279	14,776
02/28/2003	15,376	14,875
03/31/2003	15,391	14,876
04/30/2003	15,462	14,939
05/31/2003	15,519	14,951
06/30/2003	15,572	14,975
07/31/2003	15,170	14,695
08/31/2003	15,420	14,799
09/30/2003	15,652	15,052
10/31/2003	15,639	14,999
11/30/2003	15,664	15,031
12/31/2003	15,822	15,192
01/31/2004	15,905	15,287
02/29/2004	16,035	15,416
03/31/2004	16,081	15,484
04/30/2004	15,831	15,208
05/31/2004	15,801	15,175
06/30/2004	15,917	15,309
07/31/2004	16,105	15,446
08/31/2004	16,328	15,685
09/30/2004	16,362	15,708
10/31/2004	16,468	15,835
11/30/2004	16,414	15,795
12/31/2004	16,537	15,907
01/31/2005	16,634	15,991
02/28/2005	16,561	15,917
03/31/2005	16,510	15,888
04/30/2005	16,690	16,064
05/31/2005	16,808	16,190
06/30/2005	16,871	16,249
07/31/2005	16,810	16,167
08/31/2005	16,956	16,311
09/30/2005	16,837	16,225
10/31/2005	16,682	16,112
11/30/2005	16,736	16,164
12/31/2005	16,877	16,322
01/31/2006	16,945	16,375
02/28/2006	17,032	16,451
03/31/2006	16,880	16,312

Sector Breakdown*

U.S. Government Agencies	76.2%
Short-Term Instruments	9.3%
Asset-Backed Securities	7.7%
Mortgage-Backed Securities	6.8%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  17

Benchmark Descriptions

Index	Description
3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The Global High Yield BBB Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country.

Citigroup 3 Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade.

JPMorgan Emerging Markets Bond Index Global	JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in this index. (The benchmark for Emerging Markets Bond was changed from the JPMorgan EMBI + to the JPMorgan EMBI Global on 1/1/03.)

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets - changed to 4PM NY close of exchange markets on 07/01/2004.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade consists of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Lehman Brothers Global Credit Hedged USD	Lehman Brothers Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield).

18  PIMCO Funds Annual Report  |  03.31.06

Benchmark Descriptions (cont’d)

Index	Description
Lehman Brothers GNMA Index	Lehman Brothers GNMA is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC.

Merrill Lynch 1-3 Year Treasury Index	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years.

Merrill Lynch U.S. High Yield, BB-B Rated Index	Merrill Lynch U.S. High Yield, BB-B Rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. Issues that meet the qualifying criteria are included in the index for the following month. Issues that no longer meet the criteria during the course of the month remain in the index until the next month-end re-balancing at which point they are dropped from the index.

03.31.06  |  PIMCO Funds Annual Report  19

Schedule of Investments

Developing Local Markets Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 19.9%

Banking & Finance 12.8%

Banco Santander Chile
4.810% due 12/09/2009	$1,000	$1,001
Banque Centrale de Tunisie
7.500% due 09/19/2007	250	258
Bear Stearns Cos., Inc.
4.897% due 01/31/2011	13,500	13,523
CIT Group Holdings, Inc.
4.773% due 01/30/2009	13,500	13,517
CIT Group, Inc.
5.000% due 12/19/2007	17,500	17,514
Citigroup, Inc.
4.920% due 05/18/2010	5,000	5,015
Export-Import Bank of Korea
4.250% due 11/27/2007	3,300	3,240
Goldman Sachs Group, Inc.
4.810% due 11/10/2008	3,000	3,003
5.025% due 12/22/2008	8,600	8,607
5.022% due 03/02/2010	14,500	14,523
HSBC Finance Corp.
6.538% due 11/13/2007	5,800	5,917
International Lease Finance Corp.
4.941% due 04/20/2009	3,900	3,913
5.000% due 01/15/2010	5,000	5,031
JPMorgan Chase & Co.
4.720% due 10/02/2009	8,100	8,131
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	6,500	6,509
4.713% due 01/23/2009	9,000	9,006
5.150% due 12/23/2010	5,900	5,914
Malaysia Global Sukuk, Inc.
5.640% due 07/03/2007	9,400	9,481
MBNA Europe Funding PLC
4.950% due 09/07/2007	3,300	3,303
Merrill Lynch & Co., Inc.
5.017% due 06/16/2008	3,000	3,004
4.788% due 01/30/2009	9,500	9,506
Mirage Resorts, Inc.
7.250% due 10/15/2006	1,600	1,618
Morgan Stanley
4.830% due 02/09/2009	9,000	9,014
Pemex Finance Ltd.
9.690% due 08/15/2009	980	1,052
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	8,500	8,505
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	15,000	15,008
SLM Corp.
4.763% due 07/27/2009	13,300	13,300
Universal City Florida Holding Co.
9.430% due 05/01/2010	6,500	6,630
VTB Capital S.A.
5.250% due 09/21/2007	12,000	12,049
5.680% due 09/21/2007	20,500	20,515
Wachovia Corp.
4.990% due 03/15/2011	9,000	9,010

		246,617

Industrials 4.4%

Bavaria S.A.
8.875% due 11/01/2010	1,500	1,628
Cablevision Systems Corp.
8.716% due 04/01/2009	5,000	5,269
Cisco Systems, Inc.
4.850% due 02/20/2009	2,700	2,704
Cox Communications, Inc.
5.039% due 12/14/2007	9,000	9,062
CSN Iron S.A.
9.125% due 06/01/2007	2,000	2,065
CSX Corp.
4.990% due 08/03/2006	4,253	4,257
DaimlerChrysler N.A. Holding Corp.
5.330% due 03/13/2009	8,500	8,508
Echostar DBS Corp.
5.750% due 10/01/2008	1,500	1,493
El Paso Corp.
6.950% due 12/15/2007	900	911
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	7,192	7,552
Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,053
HJ Heinz Co.
6.428% due 12/01/2020	4,300	4,379
Host Marriott LP
9.250% due 10/01/2007	1,600	1,684
Intelsat Bermuda Ltd.
9.609% due 01/15/2012	3,000	3,064
JC Penney Corp, Inc.
7.600% due 04/01/2007	2,108	2,157
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	9,000	9,007
Qwest Communications International, Inc.
8.249% due 02/15/2009	5,900	6,062
RJ Reynolds Tobacco Holdings, Inc.
6.500% due 06/01/2007	1,600	1,616
Safeway, Inc.
5.315% due 03/27/2009	2,000	2,001
Salomon Brothers AG
9.125% due 04/25/2007	4,425	4,602
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,374
Williams Cos., Inc
5.935% due 02/16/2007	1,600	1,630

		85,078

Utilities 2.7%

BellSouth Corp.
4.258% due 04/26/2021	5,800	5,797
CMS Energy Corp.
9.875% due 10/15/2007	1,500	1,603
7.500% due 01/15/2009	900	930
Dominion Resources, Inc.
5.265% due 09/28/2007	4,800	4,806
Enersis S.A.
6.900% due 12/01/2006	2,000	2,014
Entergy Gulf States, Inc.
5.610% due 12/08/2008	6,300	6,307
FirstEnergy Corp.
5.500% due 11/15/2006	800	800
Florida Power Corp.
5.141% due 11/14/2008	8,400	8,408
Korea Electric Power Corp.
5.680% due 12/20/2007	700	707
PSEG Power LLC
6.875% due 04/15/2006	800	800
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	900	910
Qwest Corp.
5.625% due 11/15/2008	1,500	1,496
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,974	1,912
Rogers Wireless, Inc.
8.035% due 12/15/2010	5,000	5,188
Sprint Capital Corp.
4.780% due 08/17/2006	1,300	1,297
Verizon Global Funding Corp.
6.040% due 08/15/2007	9,500	9,503

		52,478

Total Corporate Bonds & Notes (Cost $383,984)		384,173

U.S. GOVERNMENT AGENCIES 1.0%

Fannie Mae
4.818% due 09/01/2044	6,478	6,514
Freddie Mac
4.500% due 04/15/2019	1,173	1,164
4.818% due 02/25/2045	7,591	7,623
5.078% due 08/25/2031	920	925
5.098% due 09/25/2031	955	955
5.099% due 12/15/2030	1,582	1,589

Total U.S. Government Agencies (Cost $18,746)		18,770

MORTGAGE-BACKED SECURITIES 1.2%

Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045	987	989
Harborview Mortgage Loan Trust
5.016% due 03/19/2037	3,693	3,696
Lehman XS Trust
4.910% due 04/25/2046	7,400	7,400
5.000% due 05/25/2046	5,000	5,000
Sequoia Mortgage Trust
4.083% due 04/20/2035	1,125	1,091
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	4,500	4,500

Total Mortgage-Backed Securities (Cost $22,693)		22,676

ASSET-BACKED SECURITIES 10.0%

ACE Securities Corp.
4.928% due 10/25/2035	2,564	2,566
4.888% due 12/25/2035	3,531	3,533
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	795	796
4.898% due 03/25/2036	2,052	2,054
Argent Securities, Inc.
4.938% due 10/25/2035	1,050	1,051
4.918% due 11/25/2035	2,289	2,291
4.898% due 03/25/2036	9,269	9,275
Asset-Backed Funding Certificates
4.938% due 06/25/2035	4,597	4,600
4.928% due 08/25/2035	1,306	1,307
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035	100	100
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 07/25/2031	305	306
5.028% due 09/25/2031	192	192
5.018% due 09/25/2034	2,420	2,423
4.898% due 11/25/2035	2,682	2,681
4.888% due 12/25/2035	1,789	1,789
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035	731	732
Countrywide Asset-Backed Certificates
4.978% due 08/25/2033	4,276	4,278
4.918% due 08/25/2035	924	925
5.008% due 08/25/2035	1,250	1,251
4.888% due 02/25/2036	3,370	3,373
4.948% due 02/25/2036	2,747	2,748
4.888% due 04/25/2036	2,597	2,598
FBR Securitization Trust
4.938% due 09/25/2035	1,768	1,769
4.998% due 09/25/2035	2,600	2,602
4.928% due 10/25/2035	1,469	1,470
First Franklin Mortgage Loan Asset-Backed Certificates
4.908% due 01/25/2036	4,253	4,256
4.888% due 03/25/2035	2,208	2,209
First NLC Trust
4.928% due 09/25/2035	731	731
4.928% due 12/25/2035	1,203	1,203
Fremont Home Loan Trust
4.908% due 01/25/2036	9,158	9,165
GSAMP Trust
4.908% due 11/25/2035	2,157	2,158
4.928% due 01/25/2036	1,249	1,250

20  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Home Equity Asset Trust
4.928% due 02/25/2036		$2,622	$2,624
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,728	1,729
4.908% due 05/25/2036		1,877	1,878
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		2,850	2,852
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		7,262	7,266
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		1,380	1,382
4.908% due 01/25/2036		3,934	3,936
4.898% due 02/25/2036		2,496	2,498
4.740% due 03/25/2036		9,000	8,999
4.889% due 04/25/2036		4,500	4,500
Mastr Asset-Backed Securities Trust
4.661% due 12/25/2035		2,134	2,135
4.651% due 01/25/2036		5,769	5,773
4.661% due 01/25/2036		2,023	2,024
Merrill Lynch Mortgage Investors, Inc.
4.850% due 02/25/2037		3,300	3,299
Metris Master Trust
5.096% due 11/20/2009		4,900	4,905
Morgan Stanley ABS Capital I
4.889% due 03/25/2036		5,000	5,000
Morgan Stanley Capital I
4.703% due 02/25/2036		10,500	10,505
New Century Home Equity Loan Trust
4.928% due 09/25/2035		1,876	1,878
4.938% due 10/25/2035		1,355	1,356
Option One Mortgage Loan Trust
4.291% due 11/25/2035		1,056	1,057
Park Place Securities, Inc.
4.988% due 02/25/2035		804	805
4.928% due 08/25/2035		782	783
Renaissance Home Equity Loan Trust
5.018% due 02/25/2035		47	47
4.968% due 10/25/2035		992	992
Residential Asset Mortgage Products, Inc.
4.928% due 10/25/2035		940	941
4.640% due 02/25/2036		5,351	5,355
Residential Asset Securities Corp.
4.898% due 10/27/2024		4,456	4,458
4.918% due 09/25/2025		575	576
4.928% due 09/25/2035		989	990
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		1,349	1,350
SACO I, Inc.
4.928% due 11/25/2020		847	848
4.928% due 10/25/2033		1,172	1,173
4.898% due 01/25/2034		1,654	1,654
4.928% due 07/25/2035		664	665
SG Mortgage Securities Trust
4.918% due 09/25/2035		1,162	1,163
SLM Student Loan Trust
4.593% due 01/25/2013		4,417	4,419
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		3,510	3,513
4.928% due 11/25/2035		1,047	1,048
4.890% due 05/25/2036		5,200	5,203
Structured Asset Investment Loan Trust
4.908% due 07/25/2035		1,298	1,299
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,000	972
4.918% due 06/25/2035		881	882

Total Asset-Backed Securities (Cost $192,334)			192,414

SOVEREIGN ISSUES 3.5%

Brazilian Government International Bond
5.188% due 04/15/2006		6,184	6,130
5.250% due 04/15/2009		11,407	11,410
Chile Government International Bond
5.060% due 01/28/2008		7,500	7,539
El Salvador Government International Bond
10.000% due 01/15/2007		3,200	3,318
Guatemala Government Bond
8.500% due 08/03/2007		2,500	2,594
Panama Government International Bond
8.250% due 04/22/2008		583	612
Russia Government International Bond
10.000% due 06/26/2007		10,000	10,548
Russian Ministry of Finance
3.000% due 05/14/2006		12,600	12,598
Ukraine Government International Bond
11.000% due 03/15/2007		7,841	8,147
Venezuela Government International Bond
6.000% due 03/31/2007		714	716
9.125% due 06/18/2007		3,000	3,113
5.563% due 12/18/2007		1,476	1,480

Total Sovereign Issues (Cost $68,017)			68,205

FOREIGN CURRENCY-DENOMINATED ISSUES (c) 0.7%

Peru Government Bond
7.840% due 08/12/2020	PN	17,000	4,735
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MP	92,400	8,158

Total Foreign Currency-Denominated Issues (Cost $13,567)			12,893

SHORT-TERM INSTRUMENTS (c) 64.3%

Commercial Paper 63.5%

Bank of America Corp.
4.605% due 05/10/2006		$25,000	24,882
4.815% due 06/19/2006		25,000	24,731
Bank of Ireland
4.550% due 04/26/2006		25,200	25,127
4.605% due 05/09/2006		1,300	1,294
Barclays U.S. Funding Corp.
4.460% due 04/11/2006		6,900	6,893
4.500% due 04/17/2006		2,400	2,396
4.645% due 05/15/2006		9,900	9,846
4.710% due 05/30/2006		10,900	10,819
4.840% due 06/27/2006		2,300	2,273
4.880% due 06/30/2006		25,300	24,989
BNP Paribas Finance
4.480% due 04/20/2006		41,200	41,113
Carolina Power & Light Co.
4.560% due 04/21/2006		1,500	1,497
Danske Corp.
4.420% due 04/06/2006		10,100	10,096
4.510% due 04/26/2006		35,200	35,099
4.700% due 06/01/2006		4,400	4,366
4.740% due 06/08/2006		900	892
4.830% due 06/26/2006		1,100	1,087
Dexia Delaware LLC
4.430% due 04/06/2006		12,300	12,295
4.600% due 05/09/2006		38,400	38,223
DnB NORBank ASA
4.645% due 06/07/2006		45,400	44,986
4.755% due 06/13/2006		8,800	8,713
Fannie Mae
4.316% due 04/03/2006		52,400	52,400
Florida Power Corp.
4.560% due 04/24/2006		1,500	1,496
4.630% due 04/28/2006		1,600	1,595
ForeningsSparbanken AB
4.450% due 04/11/2006		20,000	19,980
4.790% due 06/14/2006		21,300	21,085
Fortis Funding LLC
4.490% due 05/11/2006		38,800	38,616
4.810% due 06/22/2006		15,000	14,832
Freddie Mac
4.650% due 04/03/2006		187,900	187,900
HBOS Treasury Services PLC
4.670% due 05/24/2006		32,800	32,583
4.795% due 06/14/2006		21,300	21,086
IXIS Commercial Paper Corp.
4.440% due 04/19/2006		9,400	9,381
4.470% due 05/02/2006		4,500	4,484
4.600% due 05/04/2006		4,600	4,582
4.530% due 05/08/2006		7,500	7,467
4.660% due 05/22/2006		18,900	18,780
4.690% due 06/05/2006		4,200	4,163
Rabobank USA Financial Corp.
4.830% due 04/03/2006		52,400	52,400
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006		30,300	30,213
4.665% due 05/23/2006		22,300	22,156
4.675% due 05/24/2006		500	497
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		28,400	28,375
4.855% due 06/29/2006		14,000	13,830
Spintab AB
4.550% due 04/25/2006		12,900	12,864
Statens Bostadsfin Bank
4.445% due 04/05/2006		37,900	37,891
4.765% due 05/22/2006		37,700	37,455
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		51,100	51,086
Toyota Motor Credit Corp.
4.740% due 04/28/2006		51,100	50,932
UBS Finance Delaware LLC
4.830% due 04/03/2006		3,500	3,500
4.480% due 04/20/2006		3,500	3,493
4.470% due 05/09/2006		27,800	27,676
4.480% due 05/10/2006		1,900	1,891
4.670% due 05/23/2006		12,100	12,022
4.530% due 05/24/2006		2,600	2,583
4.790% due 07/07/2006		6,700	6,611
Westpac Capital Corp.
4.780% due 06/05/2006		25,400	25,175
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		6,300	6,295
4.560% due 04/28/2006		15,000	14,952
4.660% due 06/08/2006		9,000	8,917

			1,222,861

Tri-Party Repurchase Agreement 0.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $6,608. Repurchase proceeds are $6,480.)		6,478	6,478

Egypt Treasury Bills 0.5%

1.010% due 01/30/2007	EP	54,000	8,776

Total Short-Term Instruments (Cost $1,238,287)			1,238,115

Total Investments (a) 100.6% (Cost $1,937,628)			$1,937,246

Other Assets and Liabilities (Net) (0.6%)			(11,464)

Net Assets 100.0%			$1,925,782

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

Developing Local Markets Fund

March 31, 2006

Notes to Schedule of Investments

(amounts in thousands):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $43,101 were valued with reference to securities whose prices are more readily obtainable.
(b)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	17.930%	10/02/2006	BR	8,500	$23
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	16.120%	07/02/2007		10,350	26
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	4,500,000	28
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	7,000	26

							$103

(c)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	146,690	05/2006	$5,737	$0	$5,737
Buy		67,817	07/2006	955	0	955
Buy		5,256	08/2006	14	(15)	(1)
Buy	CK	2,228,309	04/2006	1,862	0	1,862
Buy		1,452,525	08/2006	112	(496)	(384)
Buy	CO	54,688,980	04/2006	35	(102)	(67)
Buy		45,309,000	07/2006	0	(234)	(234)
Buy	CP	27,333,202	04/2006	491	(522)	(31)
Buy		9,440,412	07/2006	18	0	18
Buy		17,059,250	08/2006	93	(8)	85
Buy	CY	201,844	05/2006	0	(152)	(152)
Buy		5,869	07/2006	0	(10)	(10)
Buy		134,169	08/2006	0	(88)	(88)
Buy		511	09/2006	0	0	0
Buy		62,983	03/2007	0	(20)	(20)
Buy	H$	42,808	05/2006	0	(1)	(1)
Buy		206,000	08/2006	0	(44)	(44)
Buy	IR	138,000,000	05/2006	492	0	492
Buy		146,330,000	07/2006	1,147	0	1,147
Buy		93,490,000	08/2006	183	0	183
Buy	IS	113,575	05/2006	0	(344)	(344)
Buy		121,954	08/2006	3	(61)	(58)
Buy	JY	1,644,556	05/2006	62	0	62
Buy	KW	62,822,140	05/2006	2,988	0	2,988
Buy		37,051,812	08/2006	132	(19)	113
Buy		2,039,114	09/2006	5	0	5
Buy	MP	942,682	05/2006	92	(1,045)	(953)
Buy		1,059,297	08/2006	28	(3,095)	(3,067)
Buy	PN	54,343	04/2006	88	0	88
Buy		23,390	07/2006	0	(132)	(132)
Buy		7,564	08/2006	0	(62)	(62)
Buy	PZ	274,572	05/2006	1,062	(1,022)	40
Buy		322,954	08/2006	103	(2,157)	(2,054)
Buy	RP	985,015	05/2006	390	0	390
Buy		925,859	08/2006	14	(64)	(50)
Buy	RR	882,593	05/2006	1,027	0	1,027
Buy		1,352,173	08/2006	674	0	674
Buy		87,487	09/2006	0	(6)	(6)
Buy		1,125,200	02/2007	523	0	523
Buy	S$	138,932	05/2006	2,066	0	2,066
Buy		173,212	08/2006	372	0	372
Buy	SR	290,782	05/2006	2,106	(113)	1,993
Buy		364,939	08/2006	135	(354)	(219)
Buy	SV	1,995,422	04/2006	1,188	(71)	1,117
Buy		542,508	05/2006	88	(75)	13
Buy		967,354	08/2006	8	(218)	(210)
Buy		222,266	09/2006	42	0	42
Buy	T$	1,140,144	05/2006	391	(349)	42
Buy		331,119	08/2006	0	(159)	(159)
Buy	TB	1,322,932	05/2006	1,271	0	1,271
Buy		585,600	08/2006	13	0	13
Buy	TL	39,262	05/2006	925	0	925
Buy		46,116	08/2006	24	(57)	(33)
Buy	UH	23,400	09/2006	0	(2)	(2)

				$26,959	$(11,097)	$15,862

22  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Diversified Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.9%

Appleton Papers, Inc.
5.730% due 06/09/2010	$139	$141
6.330% due 06/11/2010	131	132
Georgia-Pacific Corp.
7.880% due 12/20/2012	7,980	8,046
Hertz Corp.
5.000% due 12/21/2012	1,996	2,025
Kingdom of Morocco
3.813% due 01/05/2009	44	44
OAO Rosneft Oil Co.
5.000% due 12/30/2008	4,952	4,946
6.131% due 12/30/2008	48	48

Total Bank Loan Obligations (Cost $15,280)		15,382

CORPORATE BONDS & NOTES 51.7%

Banking & Finance 12.9%

AES El Salvador Trust
6.750% due 02/01/2016	6,900	6,740
AES Ironwood LLC
8.857% due 11/30/2025	1,649	1,855
AES Red Oak LLC
8.540% due 11/30/2019	2,739	2,999
AIG SunAmerica Global Financing
6.900% due 03/15/2032	220	243
American Honda Finance Corp.
4.500% due 05/26/2009	500	487
American International Group, Inc.
2.875% due 05/15/2008	1,000	953
Asahi Finance Cayman Ltd.
5.700% due 03/27/2049	1,000	1,009
Atlantic & Western Re Ltd.
10.519% due 01/09/2007	5,500	5,452
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	1,500	1,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,987
Banco Santander Chile
5.220% due 12/09/2009	5,000	5,007
Bank of America Corp.
3.875% due 01/15/2008	920	899
BankAmerica Instit-A
8.070% due 12/31/2026	500	528
Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,649
8.250% due 09/19/2027	570	693
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	2,600	2,892
Bear Stearns Cos., Inc.
4.960% due 01/30/2009	3,000	3,017
4.500% due 10/28/2010	1,000	963
4.897% due 01/31/2011	7,500	7,513
Beaver Valley Funding
9.000% due 06/01/2017	325	368
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	474
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,163
CarrAmerica Realty Corp.
7.125% due 01/15/2012	500	536
Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	977
CIT Group, Inc.
5.000% due 12/19/2007	5,100	5,104
Citicorp.
6.375% due 11/15/2008	400	411
Citigroup Capital
7.750% due 12/01/2036	100	105
Citigroup, Inc.
6.000% due 02/21/2012	650	667
Columbia University
6.875% due 12/15/2015	500	538
Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,325
Crestar Capital Trust I
8.160% due 12/15/2026	500	527
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,445
4.875% due 07/21/2015	2,050	1,933
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,935
First Empire Capital Trust II
8.277% due 06/01/2027	500	533
Ford Motor Credit Co.
6.500% due 01/25/2007	700	697
7.375% due 02/01/2011	5,700	5,249
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	397
Frank Russell Co.
5.625% due 01/15/2009	500	505
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008	1,400	1,441
General Electric Capital Corp.
4.714% due 10/21/2010	4,500	4,506
5.875% due 02/15/2012	500	511
General Motors Acceptance Corp.
5.645% due 05/18/2006	40	40
5.500% due 01/16/2007	300	295
7.250% due 03/02/2011	5,000	4,743
6.750% due 12/01/2014	600	541
General RE Corp.
9.000% due 09/12/2009	500	559
Genworth Global Funding Trusts
4.970% due 02/10/2009	2,600	2,602
Goldman Sachs Group LP
7.200% due 11/01/2006	500	505
Goldman Sachs Group, Inc.
4.760% due 07/29/2008	5,000	5,007
5.025% due 12/22/2008	4,800	4,804
4.944% due 07/23/2009	2,150	2,164
7.350% due 10/01/2009	500	530
5.700% due 09/01/2012	165	166
4.750% due 07/15/2013	1,225	1,159
5.250% due 10/15/2013	2,400	2,340
6.125% due 02/15/2033	45	45
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,470
HBOS PLC
5.920% due 09/29/2049	5,000	4,836
HSBC Bank USA N.A.
4.625% due 04/01/2014	400	374
HSBC Finance Corp.
6.400% due 06/17/2008	950	971
4.125% due 12/15/2008	500	485
4.750% due 07/15/2013	120	113
Industrial Bank of Korea
4.000% due 05/19/2014	30	28
International Lease Finance Corp.
5.000% due 01/15/2010	3,000	3,019
J Paul Getty Trust
5.875% due 10/01/2033	1,000	986
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,401
Kazkommerts International BV
8.500% due 04/16/2013	400	426
KRATON Polymers LLC
8.125% due 01/15/2014	2,000	2,015
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	2,500	2,503
4.713% due 01/23/2009	5,000	5,003
M&I Capital Trust A
7.650% due 12/01/2026	500	524
MBNA Capital B
5.480% due 02/01/2027	3,000	2,971
Merrill Lynch & Co., Inc.
4.788% due 01/30/2009	5,100	5,103
MetLife, Inc.
5.375% due 12/15/2012	45	44
Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	652
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008	3,000	3,259
8.790% due 12/29/2049	450	479
Morgan Stanley
4.850% due 01/18/2011	4,700	4,714
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	3,300	3,279
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,504
Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	596
Pemex Finance Ltd.
8.020% due 05/15/2007	231	235
9.690% due 08/15/2009	931	1,000
Prudential Financial, Inc.
4.104% due 11/15/2006	1,289	1,281
Rabobank Capital Funding II
5.260% due 12/26/2049	860	828
Riggs Capital Trust
8.625% due 12/31/2026	1,000	1,062
8.625% due 12/31/2026	345	367
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,855
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	5,300	5,303
9.118% due 03/31/2049	500	561
Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	514
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,041
Swiss Bank Corp. NY
7.000% due 10/15/2015	500	551
Tenneco, Inc.
10.250% due 07/15/2013	2,700	3,010
8.625% due 11/15/2014	3,500	3,517
TNB Capital Ltd.
5.250% due 05/05/2015	570	552
TRAINS
7.406% due 06/15/2015	16,966	17,185
UBS Luxembourg S.A.
6.230% due 02/11/2015	1,500	1,501
UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	265
Universal City Development Partners
11.750% due 04/01/2010	500	554
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	810
Ventas Realty LP
8.750% due 05/01/2009	750	799
9.000% due 05/01/2012	800	902
VTB Capital S.A.
5.680% due 09/21/2007	2,100	2,102
Wachovia Corp.
5.250% due 08/01/2014	500	486
Wells Fargo & Co.
4.668% due 01/12/2011	7,200	7,210
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,500	1,627

		218,109

Industrials 28.8%

Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,000	980
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,929
8.850% due 08/01/2030	745	672

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Airgas, Inc.
6.250% due 07/15/2014	$1,050	$1,039
Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,445
Alliance One International, Inc.
11.000% due 05/15/2012	700	675
Allied Waste North America
8.500% due 12/01/2008	995	1,051
6.500% due 11/15/2010	250	248
7.875% due 04/15/2013	2,000	2,097
7.250% due 03/15/2015	5,500	5,637
Amerada Hess Corp.
6.650% due 08/15/2011	810	848
7.300% due 08/15/2031	425	475
American Media Operations, Inc.
10.250% due 05/01/2009	500	455
AmeriGas Partners LP
7.250% due 05/20/2015	500	502
7.125% due 05/20/2016	3,200	3,200
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	513
Argo-Tech Corp.
9.250% due 06/01/2011	750	795
Armor Holdings, Inc.
8.250% due 08/15/2013	325	350
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,475
AstraZeneca PLC
5.400% due 06/01/2014	500	498
Atlantic Richfield Co.
8.530% due 02/27/2012	500	577
Aviall, Inc.
7.625% due 07/01/2011	675	694
Ball Corp.
6.625% due 03/15/2018	3,600	3,591
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	944
Boise Cascade LLC
7.475% due 10/15/2012	500	509
Bombardier, Inc.
6.750% due 05/01/2012	2,000	1,920
BorgWarner, Inc.
7.000% due 11/01/2006	500	503
Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,504
Boyd Gaming Corp.
7.125% due 02/01/2016	2,300	2,343
Brinker International, Inc.
5.750% due 06/01/2014	500	488
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,933
Cablevision Systems Corp.
8.000% due 04/15/2012	2,450	2,401
Caesars Entertainment, Inc.
8.875% due 09/15/2008	335	359
7.875% due 03/15/2010	300	320
7.000% due 04/15/2013	500	521
CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,857
CBS Corp.
5.625% due 08/15/2012	3,500	3,444
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,711
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,626
Cenveo Corp.
9.625% due 03/15/2012	670	724
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	1,975
Charter Communications Operating LLC
8.375% due 04/30/2014	2,100	2,105
Chesapeake Energy Corp.
7.500% due 06/15/2014	500	526
6.625% due 01/15/2016	2,250	2,256
6.875% due 01/15/2016	2,760	2,794
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	358
5.750% due 01/15/2013	400	381
Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	480
CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,894
Comcast Cable Communications
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,133
8.375% due 03/15/2013	315	355
7.125% due 06/15/2013	2,130	2,258
Comcast Corp.
5.500% due 03/15/2011	500	495
5.300% due 01/15/2014	2,000	1,905
6.500% due 01/15/2015	100	103
5.900% due 03/15/2016	2,900	2,849
7.050% due 03/15/2033	200	206
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	512
Constellation Brands, Inc.
8.625% due 08/01/2006	700	710
Cox Communications, Inc.
7.125% due 10/01/2012	725	762
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	442
7.750% due 11/15/2015	525	547
CSC Holdings, Inc.
8.125% due 08/15/2009	335	348
7.625% due 04/01/2011	2,300	2,323
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	4,500	4,501
5.100% due 11/17/2006	2,000	2,000
5.100% due 03/07/2007	5,100	5,103
5.360% due 09/10/2007	1,632	1,637
5.330% due 03/13/2009	4,200	4,204
DaVita, Inc.
7.250% due 03/15/2015	2,950	2,980
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,006
8.050% due 04/15/2027	600	621
9.000% due 04/15/2031	3,900	4,531
Dex Media West LLC
9.875% due 08/15/2013	4,630	5,145
DirecTV Holdings LLC
8.375% due 03/15/2013	1,300	1,394
6.375% due 06/15/2015	1,500	1,489
Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	256
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,628
DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,623
EchoStar DBS Corp.
7.780% due 10/01/2008	2,000	2,055
6.625% due 10/01/2014	2,500	2,428
El Paso Corp.
7.625% due 09/01/2008	175	179
6.375% due 02/01/2009	1,500	1,491
7.750% due 06/15/2010	1,900	1,969
7.875% due 06/15/2012	620	649
7.375% due 12/15/2012	6,200	6,340
6.950% due 06/01/2028	500	465
8.050% due 10/15/2030	550	568
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	210
El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,283
Enterprise Products Operating LP
4.000% due 10/15/2007	700	685
4.625% due 10/15/2009	1,100	1,064
4.950% due 06/01/2010	600	583
Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,387
10.625% due 05/01/2011	40	44
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	531
Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,124
Fisher Communications, Inc.
8.625% due 09/15/2014	500	531
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,342
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	1	1,372
Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	984
Gaz Capital
8.625% due 04/28/2034	1,000	1,230
Gazprom International S.A.
7.201% due 02/01/2020	350	366
Gazstream S.A.
5.625% due 07/22/2013	2,909	2,877
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	836
8.000% due 01/15/2024	5,720	5,799
Greif, Inc.
8.875% due 08/01/2012	495	530
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	663
Hanover Compressor Co.
8.625% due 12/15/2010	500	527
Hanover Equipment Trust
8.500% due 09/01/2008	443	455
8.750% due 09/01/2011	2,000	2,103
HCA, Inc.
5.500% due 12/01/2009	4,700	4,603
6.750% due 07/15/2013	3,100	3,104
7.190% due 11/15/2015	1,700	1,742
6.500% due 02/15/2016	1,220	1,195
Hertz Corp.
8.875% due 01/01/2014	1,300	1,355
Hewlett-Packard Co.
6.500% due 07/01/2012	500	528
HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,193
Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,256
Hospira, Inc.
4.950% due 06/15/2009	500	492
Host Marriott LP
7.000% due 08/15/2012	2,250	2,309
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,963
Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,651
Intelsat Subsidiary Holding Co. Ltd.
8.500% due 01/15/2013	1,000	1,023
International Paper Co.
6.750% due 09/01/2011	220	229
Invensys PLC
9.875% due 03/15/2011	500	534
JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,732
7.125% due 11/15/2023	1,800	1,943
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	329	324

24  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Kroger Co.
6.800% due 04/01/2011	$1,000	$1,043
5.500% due 02/01/2013	1,240	1,208
L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,485
Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,672
7.625% due 07/15/2013	6,100	6,329
Marathon Oil Corp.
6.000% due 07/01/2012	500	512
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,883
MGM Mirage
9.750% due 06/01/2007	230	241
6.000% due 10/01/2009	2,000	1,980
Miller Brewing Co.
5.500% due 08/15/2013	1,000	987
Morgan Stanley Bank AG
9.625% due 03/01/2013	26,480	31,448
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	2,000	1,990
Nalco Co.
7.750% due 11/15/2011	2,825	2,874
8.875% due 11/15/2013	400	418
Newpark Resources
8.625% due 12/15/2007	1,150	1,156
Norfolk Southern Corp.
7.800% due 05/15/2027	6	7
5.640% due 05/17/2029	164	156
Novelis, Inc.
7.250% due 02/15/2015	2,800	2,702
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	8,000	8,006
5.000% due 01/15/2011	10,000	9,777
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	785
8.750% due 11/15/2012	750	806
6.750% due 12/01/2014	2,000	1,965
Peabody Energy Corp.
6.875% due 03/15/2013	1,300	1,326
Pemex Project Funding Master Trust
9.375% due 12/02/2008	203	222
6.400% due 10/15/2009	3,500	3,646
6.210% due 06/15/2010	700	720
8.000% due 11/15/2011	2,100	2,285
5.430% due 12/03/2012	7,100	7,095
7.375% due 12/15/2014	9,251	9,899
5.750% due 12/15/2015	10,110	9,693
9.250% due 03/30/2018	4,068	5,014
8.625% due 02/01/2022	517	611
Petrobras International Finance Co.
7.750% due 09/15/2014	500	544
Petronas Capital Ltd.
7.000% due 05/22/2012	250	268
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,033
Premark International, Inc.
6.875% due 11/15/2008	500	521
Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,747
Qwest Communications International, Inc.
7.250% due 02/15/2011	16,175	16,660
7.500% due 02/15/2014	4,275	4,425
RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,978
Rhodia S.A.
7.625% due 06/01/2010	800	816
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	4,670	4,845
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,010
Roseton
7.270% due 11/08/2010	3,050	3,084
7.670% due 11/08/2016	1,000	1,022
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	400	420
Salomon Brothers AG
10.500% due 10/21/2009	500	572
Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	3,172
SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	481
SemGroup LP
8.750% due 11/15/2015	1,350	1,384
Seneca Gaming Corp.
7.250% due 05/01/2012	1,500	1,523
SESI LLC
8.875% due 05/15/2011	875	919
Sheraton Holding Corp.
7.375% due 11/15/2015	2,000	2,170
Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,080
Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,403
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	361
8.375% due 07/01/2012	6,700	6,633
Sonat, Inc.
7.625% due 07/15/2011	2,000	2,070
Spectrum Brands, Inc.
7.375% due 02/01/2015	1,826	1,598
Station Casinos, Inc.
6.500% due 02/01/2014	700	696
6.875% due 03/01/2016	3,000	3,030
Sungard Data Systems, Inc.
9.125% due 08/15/2013	2,500	2,656
Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,010
Target Corp
4.875% due 05/15/2018	250	234
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	272
7.375% due 02/01/2013	500	459
9.875% due 07/01/2014	750	763
9.250% due 02/01/2015	500	503
Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,153
6.875% due 05/01/2012	2,625	2,756
7.700% due 05/01/2032	200	221
TransMontaigne, Inc.
9.125% due 06/01/2010	750	801
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	503
7.000% due 11/15/2013	2,750	2,723
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,809
TRW Automotive, Inc.
9.375% due 02/15/2013	7,341	7,974
Tyco International Group S.A.
5.800% due 08/01/2006	4,000	4,005
6.750% due 02/15/2011	500	521
6.375% due 10/15/2011	445	457
Tyson Foods, Inc.
6.600% due 04/01/2016	1,500	1,484
UGS Corp.
10.000% due 06/01/2012	950	1,050
Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,278
United Airlines, Inc.
6.201% due 09/01/2008	786	778
Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,164
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,504
Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	948
8.800% due 12/30/2014	500	605
Walt Disney Co.
6.375% due 03/01/2012	640	666
6.200% due 06/20/2014	500	517
Waste Management, Inc.
7.375% due 08/01/2010	900	961
7.650% due 03/15/2011	270	293
Williams Cos., Inc.
6.375% due 10/01/2010	2,500	2,488
7.625% due 07/15/2019	1,500	1,605
7.875% due 09/01/2021	5,000	5,400
7.500% due 01/15/2031	3,500	3,649
7.750% due 06/15/2031	115	122
8.750% due 03/15/2032	350	411
Wyeth
6.450% due 02/01/2024	300	311
Wynn Las Vegas LLC
6.625% due 12/01/2014	4,800	4,686
Xerox Corp.
6.875% due 08/15/2011	3,000	3,094
6.400% due 03/15/2016	5,000	4,988
Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,067

		472,037

Utilities 10.0%

AES Corp.
8.750% due 05/15/2013	5,940	6,445
9.000% due 05/15/2015	100	109
America Movil S.A. de CV
5.500% due 03/01/2014	3,380	3,248
5.750% due 01/15/2015	9,350	9,083
American Cellular Corp.
10.000% due 08/01/2011	1,425	1,553
AT&T Corp.
6.000% due 03/15/2009	260	263
9.050% due 11/15/2011	947	1,025
Boston Edison Co.
7.800% due 05/15/2010	500	544
British Telecommunications PLC
8.375% due 12/15/2010	2,240	2,501
Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,289
7.000% due 02/15/2015	1,000	995
Citizens Communications Co.
6.250% due 01/15/2013	1,500	1,466
9.000% due 08/15/2031	1,500	1,611
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,895
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	697
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,437
Dominion Resources, Inc.
5.750% due 05/15/2008	2,600	2,606
5.700% due 09/17/2012	260	258
Duke Energy Corp.
5.625% due 11/30/2012	225	226
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,500	3,504
5.220% due 12/01/2009	2,600	2,573
5.700% due 06/01/2015	100	96
FirstEnergy Corp.
5.500% due 11/15/2006	450	450
Florida Power Corp.
5.141% due 11/14/2008	5,000	5,005
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	450	455

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  25

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Homer City Funding LLC
8.734% due 10/01/2026	$1,484	$1,684
Insight Midwest LP
9.750% due 10/01/2009	500	516
10.500% due 11/01/2010	1,250	1,322
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,310
8.625% due 11/14/2011	4,125	4,527
KT Corp.
4.875% due 07/15/2015	3,000	2,768
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	303
Midwest Generation LLC
8.560% due 01/02/2016	378	408
8.750% due 05/01/2034	6,250	6,797
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,021
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	959
Nevada Power Co.
5.875% due 01/15/2015	450	444
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,445
Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,098
7.375% due 08/01/2015	5,125	5,379
Nisource Finance Corp.
3.200% due 11/01/2006	1,437	1,420
5.344% due 11/23/2009	7,000	7,029
NRG Energy, Inc.
7.250% due 02/01/2014	2,700	2,751
7.375% due 02/01/2016	5,170	5,293
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,504
Pedernales Electric Cooperative
5.952% due 11/15/2022	500	504
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	3,944
7.000% due 10/30/2031	170	183
PSEG Energy Holdings LLC
10.000% due 10/01/2009	725	807
8.500% due 06/15/2011	1,200	1,299
PSEG Power LLC
6.875% due 04/15/2006	570	570
3.750% due 04/01/2009	3,000	2,848
7.750% due 04/15/2011	1,000	1,088
6.950% due 06/01/2012	270	286
5.500% due 12/01/2015	900	875
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,562
7.250% due 02/15/2011	700	713
Qwest Corp.
8.875% due 03/15/2012	1,390	1,560
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,316	1,272
5.298% due 09/30/2020	3,000	2,851
Ras Laffan LNG III
5.838% due 09/30/2027	4,000	3,825
Reliant Energy, Inc.
9.500% due 07/15/2013	50	50
6.750% due 12/15/2014	2,725	2,418
Rogers Wireless, Inc.
7.250% due 12/15/2012	2,000	2,118
6.375% due 03/01/2014	500	501
Rural Cellular Corp.
8.250% due 03/15/2012	1,800	1,881
Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,685
South Point Energy Center LLC
8.400% due 05/30/2012	1,993	1,904
Sprint Capital Corp.
7.625% due 01/30/2011	500	541
Suncom Wireless, Inc.
8.500% due 06/01/2013	2,050	1,958
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,375
6.750% due 05/01/2015	6,750	6,969
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,771
8.750% due 01/31/2016	99,600	8,794
Time Warner Telecom, Inc.
10.125% due 02/01/2011	325	343
Verizon Global Funding Corp.
4.879% due 08/15/2007	1,900	1,901
4.375% due 06/01/2013	500	460
Verizon New England, Inc.
6.500% due 09/15/2011	625	635
Verizon New York, Inc.
6.875% due 04/01/2012	25	26
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	491
Virginia Electric and Power Co.
4.750% due 03/01/2013	245	231

		165,551

Total Corporate Bonds & Notes (Cost $860,229)		855,697

MUNICIPAL BONDS & NOTES 0.2%

Connecticut State Housing Finance Authority Revenue Notes, Series 1997
6.880% due 11/15/2011	500	514
Kentucky State Property & Buildings Commission Revenue Notes, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	485
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	487
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 2000
7.410% due 02/01/2021	500	586
Texas State General Obligation Notes, Series 1996
7.625% due 08/01/2011	500	504

Total Municipal Bonds & Notes (Cost $2,629)		2,576

U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
3.000% due 08/25/2009	32	32
4.292% due 02/01/2035	968	957
4.818% due 03/01/2044	495	496
5.000% due 12/01/2013-10/01/2020 (b)	8,974	8,763
5.500% due 12/01/2032-05/11/2036 (b)	92,101	89,999
6.276% due 03/01/2011	427	440
6.500% due 08/01/2011	109	111
8.000% due 06/01/2008	116	119
Farm Credit Bank
7.500% due 11/29/2049	500	536
Federal Home Loan Bank
4.060% due 08/25/2009	355	343
Freddie Mac
4.000% due 04/15/2022	1,200	1,177
4.818% due 10/25/2044-02/25/2045 (b)	827	833
5.000% due 06/15/2013-09/15/2024 (b)	3,479	3,463
5.500% due 09/15/2017	648	648
6.500% due 02/15/2030-07/25/2043 (b)	35	36
Government National Mortgage Association
6.000% due 12/20/2029	185	185
6.569% due 09/16/2026	1,000	1,049
7.000% due 09/20/2007	16	16
8.000% due 11/15/2006-11/15/2007 (b)	28	28
9.000% due 10/15/2008-08/15/2016 (b)	12	12
9.250% due 12/20/2019- 06/20/2021 (b)	24	26
9.500% due 07/15/2009-12/20/2020 (b)	15	17
10.000% due 07/15/2013	23	25
New Valley Generation
7.299% due 03/15/2019	850	947
Small Business Administration
4.340% due 03/01/2024	321	298
4.504% due 02/10/2014	154	147
5.130% due 09/01/2023	63	62
5.886% due 09/01/2011	696	705

Total U.S. Government Agencies (Cost $113,327)		111,470

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Security (a)
2.000% due 07/15/2014	2,840	2,770
U.S. Treasury Bond
4.500% due 02/15/2036	4,300	4,036

Total U.S. Treasury Obligations (Cost $7,076)		6,806

MORTGAGE-BACKED SECURITIES 0.6%

Bear Stearns Adjustable Rate Mortgage Trust
4.196% due 01/25/2034	121	120
4.678% due 01/25/2034	78	77
4.815% due 01/25/2034	34	34
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	542
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	223	220
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	10	10
Countrywide Home Loan Mortgage Pass-Through Trust
3.878% due 10/19/2032	47	46
5.088% due 05/25/2034	8	8
General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	979
GS Mortgage Securities Corp.
6.620% due 10/18/2030	457	468
JP Morgan Chase Commercial Mortgage Securities Corp.
5.299% due 06/12/2041	500	495
Mastr Adjustable Rate Mortgages Trust
5.063% due 11/25/2033	175	174
5.155% due 08/25/2034	350	343
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	4,800	4,800
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,005
Washington Mutual, Inc.
5.088% due 12/25/2027	853	853
4.816% due 10/25/2032	9	9
4.597% due 02/27/2034	34	33

Total Mortgage-Backed Securities (Cost $10,289)		10,216

26  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
ASSET-BACKED SECURITIES 2.0%

ACE Securities Corp.
4.898% due 02/25/2036		$1,128	$1,129
Argent Securities, Inc.
4.721% due 12/25/2035		3,941	3,944
4.898% due 03/25/2036		1,749	1,750
Asset-Backed Funding Certificates
4.928% due 06/25/2035		214	215
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		300	300
First NLC Trust
4.938% due 02/25/2036		3,398	3,400
Fremont Home Loan Trust
4.908% due 01/25/2036		2,120	2,122
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036		90	90
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036		1,281	1,281
4.740% due 03/25/2036		1,500	1,500
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		3,042	3,044
Morgan Stanley Capital I
4.703% due 02/25/2036		3,300	3,301
Nelnet Student Loan Trust
4.750% due 08/23/2011		1,000	1,001
Park Place Securities, Inc.
4.928% due 08/25/2035		125	125
Residential Asset Mortgage Products, Inc.
4.713% due 02/25/2036		1,685	1,686
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,356	1,357
SLM Student Loan Trust
4.593% due 01/25/2013		4,907	4,910
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		164	165
Structured Asset Securities Corp.
4.948% due 12/25/2035		1,653	1,654

Total Asset-Backed Securities (Cost $32,954)			32,974

SOVEREIGN ISSUES 24.1%

Bolivarian Republic of Venezuela
9.375% due 01/13/2034		6,100	7,808
Brazilian Government International Bond
5.188% due 04/15/2006		140	139
10.710% due 06/29/2009		9,800	11,380
12.000% due 04/15/2010		2,200	2,691
10.000% due 08/07/2011		7,750	9,106
11.000% due 01/11/2012		15,275	18,712
5.250% due 04/15/2012		7,142	7,156
10.250% due 06/17/2013		1,100	1,338
10.500% due 07/14/2014		8,700	10,853
7.875% due 03/07/2015		5,640	6,102
8.000% due 01/15/2018		13,148	14,279
8.875% due 10/14/2019		7,400	8,565
6.000% due 04/15/2024		1,500	1,507
8.875% due 04/15/2024		2,907	3,368
8.750% due 02/04/2025		2,830	3,247
10.125% due 05/15/2027		650	844
12.250% due 03/06/2030		3,335	5,086
8.250% due 01/20/2034		12,970	14,325
11.000% due 08/17/2040		11,997	15,407
Chile Government International Bond
7.125% due 01/11/2012		1,157	1,252
5.500% due 01/15/2013		635	637
China Development Bank
5.000% due 10/15/2015		500	476
Colombia Government International Bond
9.750% due 04/23/2009		45	50
10.000% due 01/23/2012		941	1,114
10.750% due 01/15/2013		8,800	10,978
8.250% due 12/22/2014		5,000	5,650
11.750% due 02/25/2020		1,500	2,145
Croatia Government International Bond
5.625% due 07/31/2010		125	126
Ecuador Government International Bond
12.000% due 11/15/2012		1,250	1,275
9.000% due 08/15/2030		20,045	20,165
Guatemala Government Bond
10.250% due 11/08/2011		1,000	1,193
9.250% due 08/01/2013		1,845	2,144
Hong Kong Government International Bond
5.125% due 08/01/2014		4,200	4,109
Indonesia Government International Bond
6.875% due 03/09/2017		5,700	5,629
Korea Development Bank
4.750% due 07/20/2009		2,250	2,201
5.001% due 10/20/2009		2,300	2,318
5.050% due 11/22/2012		7,500	7,512
5.750% due 09/10/2013		385	389
Korea Highway Corp.
4.875% due 04/17/2014		1,540	1,454
5.125% due 05/20/2015		750	716
Malaysia Government International Bond
8.750% due 06/01/2009		255	280
7.500% due 07/15/2011		899	979
Mexico Government International Bond
9.875% due 02/01/2010		115	131
6.375% due 01/16/2013		1,410	1,449
5.875% due 01/15/2014		5,750	5,724
11.375% due 09/15/2016		30	42
5.625% due 01/15/2017		3,070	2,981
8.125% due 12/30/2019		1,145	1,348
8.000% due 09/24/2022		45	53
11.500% due 05/15/2026		1,000	1,555
8.300% due 08/15/2031		4,868	5,895
7.500% due 04/08/2033		530	592
6.750% due 09/27/2034		26,700	27,635
Pakistan Government International Bond
7.125% due 03/31/2016		3,600	3,602
Panama Government International Bond
9.625% due 02/08/2011		442	512
9.375% due 07/23/2012		1,843	2,147
7.250% due 03/15/2015		2,325	2,476
8.875% due 09/30/2027		500	610
9.375% due 04/01/2029		75	95
6.700% due 01/26/2036		6,424	6,443
Peru Government International Bond
9.125% due 02/21/2012		1,586	1,800
9.875% due 02/06/2015		447	530
5.000% due 03/07/2017		3,145	2,994
8.750% due 11/21/2033		1,000	1,120
Poland Government International Bond
4.000% due 10/27/2024		55	49
Republic of Korea
4.875% due 09/22/2014		2,100	2,004
Russia Government International Bond
11.000% due 07/24/2018		500	719
12.750% due 06/24/2028		500	893
5.000% due 03/31/2030		56,126	61,715
South Africa Government International Bond
9.125% due 05/19/2009		750	825
7.375% due 04/25/2012		2,730	2,969
6.500% due 06/02/2014		7,500	7,903
Ukraine Government International Bond
11.000% due 03/15/2007		187	194
8.235% due 08/05/2009		2,700	2,894
6.875% due 03/04/2011		2,180	2,208
7.650% due 06/11/2013		1,725	1,815
Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,826
5.614% due 04/20/2011		1,500	1,508
10.750% due 09/19/2013		1,980	2,474
8.500% due 10/08/2014		2,000	2,245
9.250% due 09/15/2027		14,240	18,128

Total Sovereign Issues (Cost $380,595)			398,808

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 6.4%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,269
Aspropulsion Capital BV
9.625% due 10/01/2013		325	452
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,809
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,413
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,417
El Paso Corp.
7.125% due 05/06/2009		600	770
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,691
France Telecom S.A.
6.750% due 03/14/2008	EC	2,414	3,093
Gaz Capital
7.800% due 09/27/2010		3,500	4,783
5.875% due 06/01/2015		4,000	5,101
HBOS Capital Funding LP
6.461% due 11/29/2049	BP	1,560	2,961
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,360
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,002
International Endesa BV
6.125% due 07/05/2012	BP	1,080	1,973
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,727
Kronos International, Inc.
8.875% due 06/30/2009		3,000	3,817
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,931
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	BP	1,700	3,409
Republic of Germany
4.750% due 07/04/2028	EC	7,900	10,620
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,704
Rogers Wireless, Inc.
7.625% due 12/15/2011		500	461
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	2,959
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	923
South Africa Government International Bond
5.250% due 05/16/2013	EC	1,050	1,342
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014		3,500	4,304
Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,377
Telenet Communications NV
9.000% due 12/15/2013		2,241	3,035
Ukraine Government International Bond
10.000% due 03/15/2007		3,762	4,766
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	2,959
Veolia Environnement
4.875% due 05/28/2013		3,460	4,372

Total Foreign Currency-Denominated Issues (Cost $105,235)			104,800

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  27

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2006

	Notional Amount (000s)		Value (000s)
PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$99,200	$33

Total Purchased Call Options (Cost $353)			33

PURCHASED PUT OPTIONS (h) 0.0%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	11,700	244

	# of Contracts

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		648	4

Total Purchased Put Options (Cost $61)			248

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.6%

Commercial Paper 3.2%

Freddie Mac
4.650% due 04/03/2006		$25,000	24,991
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		28,000	27,660

			52,651

U.S. Treasury Bills 0.4%
4.504% due 06/15/2006 (d)(e)		6,350	6,285

Total Short-Term Instruments (Cost $58,964)			58,936

Total Investments (c) 96.6% (Cost $1,586,992)			$1,597,946

Written Options (g) (0.0%) (Premiums $845)			(681)

Other Assets and Liabilities (Net) 3.4%			57,474

Net Assets 100.0%			$1,654,739

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal amount of security is adjusted for inflation.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $26,157 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $5,790 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	823	$(885)
90-Day Eurodollar December Futures	Long	12/2007	343	(175)
90-Day Eurodollar December Futures	Short	12/2008	15	6
90-Day Eurodollar June Futures	Long	06/2006	718	(1,652)
90-Day Eurodollar June Futures	Long	06/2007	1,303	(511)
90-Day Eurodollar June Futures	Short	06/2008	15	7
90-Day Eurodollar March Futures	Long	03/2007	406	(296)
90-Day Eurodollar March Futures	Long	03/2008	106	(72)
90-Day Eurodollar September Futures	Long	09/2006	1,177	(1,437)
90-Day Eurodollar September Futures	Long	09/2007	343	(179)
90-Day Eurodollar September Futures	Short	09/2008	15	6
Euro-Bund 10-Year Note June Futures	Long	06/2006	363	(616)

				$(5,804)

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	$(534)
UBS Warburg LLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	5,000,000	915
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	5,100,000	32
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$27,600	248
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		15,750	266

							$927

28  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010	EC	43,600	$202
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		$16,864	146
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015		12,900	(29)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		6,300	27
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009		4,000	(201)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006		1,000	4
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720)%	03/20/2008		1,000	(4)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	03/20/2011		3,000	62
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290)%	03/20/2013		2,000	(57)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010		4,878	72
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		15,000	44
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013		810	114
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013		350	48
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013		200	25
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%	09/20/2013		210	15
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		3,300	248
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,900	519
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010		9,756	145
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013		200	30
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		650	(2)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		3,000	221
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015		1,500	26
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750)%	03/20/2008		1,000	(5)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	03/20/2011		3,000	65
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310)%	03/20/2013		2,000	(59)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014		4,500	469
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007		4,300	23
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500%
	due 05/15/2026	Sell	1.280%	02/20/2009		900	22
Morgan Stanley Dean Witter & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.720%	03/20/2011		5,000	42
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%	09/20/2013		120	9
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013		490	35
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013		40	3

							$2,259

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$109.000	05/26/2006	860	$212	$54
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	860	115	228

				$327	$282

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$42,700	$349	$40
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	16,400	64	146
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	5,600	30	30

							$443	$216

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	$114,000	$75	$183

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  29

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2006

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	6,996	05/2006	$116	$0	$116
Buy	BR	8,267	07/2006	126	0	126
Buy		2,086	08/2006	10	(12)	(2)
Sell	C$	4,500	05/2006	4	0	4
Buy	CP	1,935,085	07/2006	0	0	0
Buy		396,763	08/2006	7	0	7
Buy	CY	2,189	09/2006	0	(2)	(2)
Buy		186,123	03/2007	0	(35)	(35)
Buy	EC	14,283	04/2006	6	(79)	(73)
Sell		87,523	04/2006	0	(163)	(163)
Sell	JY	105,833	04/2006	3	0	3
Buy		1,172,641	05/2006	30	0	30
Buy	KW	592,800	07/2006	6	0	6
Buy		322,090	08/2006	0	(1)	(1)
Buy		2,457,430	09/2006	6	0	6
Buy	MP	42,766	08/2006	0	(135)	(135)
Buy		14,496	09/2006	0	(32)	(32)
Buy	PN	965	05/2006	0	(8)	(8)
Buy		12,535	08/2006	0	(102)	(102)
Buy		810	09/2006	0	(3)	(3)
Buy	PZ	12,138	05/2006	0	(54)	(54)
Buy		650	08/2006	0	(4)	(4)
Buy		955	09/2006	0	(2)	(2)
Buy	RP	8,564	05/2006	4	0	4
Buy		113,071	08/2006	0	0	0
Buy		15,704	09/2006	2	0	2
Buy	RR	18,920	07/2006	7	0	7
Buy		13,240	08/2006	8	0	8
Buy		107,308	09/2006	0	(8)	(8)
Buy		166,957	02/2007	63	0	63
Buy	S$	315	04/2006	2	0	2
Buy		475	07/2006	1	0	1
Buy		4,605	08/2006	21	0	21
Buy		397	09/2006	1	0	1
Buy	SR	9,929	05/2006	0	(18)	(18)
Buy		1,173	08/2006	0	(2)	(2)
Buy	SV	15,972	08/2006	6	(1)	5
Buy		126,217	09/2006	13	0	13
Buy	T$	15,423	08/2006	0	(3)	(3)
Buy		7,674	09/2006	0	(1)	(1)

				$442	$(665)	$(223)

30  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
BERMUDA 0.0%

Noble Group Ltd.
6.625% due 03/17/2015		$1,000	$895

Total Bermuda (Cost $942)			895

BRAZIL (f) 25.8%

Braskem S.A.
12.500% due 11/05/2008		500	569
Brazilian Government International Bond
5.188% due 04/15/2006		76	75
5.188% due 04/15/2009		11,522	11,580
5.250% due 04/15/2009		32,717	32,727
10.271% due 06/29/2009		11,900	13,819
12.000% due 04/15/2010		4,865	5,950
9.250% due 10/22/2010		2,880	3,259
10.000% due 08/07/2011		6,180	7,261
11.000% due 01/11/2012		22,589	27,672
5.250% due 04/15/2012		51,282	51,384
8.500% due 09/24/2012	EC	13,600	19,637
10.250% due 06/17/2013		$7,500	9,124
10.500% due 07/14/2014		65,230	81,374
7.875% due 03/07/2015		13,050	14,120
8.000% due 01/15/2018		9,074	9,854
8.875% due 10/14/2019		33,500	38,776
12.750% due 01/15/2020		3,750	5,594
5.188% due 04/15/2024		1,130	1,136
6.000% due 04/15/2024		12,447	12,509
8.875% due 04/15/2024		21,160	24,513
8.750% due 02/04/2025		23,075	26,479
10.125% due 05/15/2027		42,810	55,610
12.250% due 03/06/2030		17,365	26,482
8.250% due 01/20/2034		101,780	112,416
7.125% due 01/20/2037		3,000	2,947
11.000% due 08/17/2040		121,776	156,391
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	2,090
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		8,925	9,907
CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,961
CSN Islands VIII Corp.
9.750% due 12/16/2013		9,000	10,237
Vale Overseas Ltd.
6.250% due 01/11/2016		2,000	1,977
8.250% due 01/17/2034		750	864

Total Brazil (Cost $715,940)			787,294

BULGARIA 0.0%

Bulgaria Government International Bond
8.250% due 01/15/2015		$150	176

Total Bulgaria (Cost $182)			176

CAYMAN ISLANDS 0.1%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$4,050	4,070
Petrobras International Finance Co.
7.750% due 09/15/2014		650	707

Total Cayman Islands (Cost $4,684)			4,777

CHILE 0.9%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,029
Banco Santander Chile
4.810% due 12/09/2009		8,500	8,512
5.375% due 12/09/2014		3,000	2,899
Chile Government International Bond
5.060% due 01/28/2008		24	24
7.125% due 01/11/2012		1,740	1,884
5.500% due 01/15/2013		1,815	1,820
CODELCO, Inc.
5.625% due 09/21/2035		4,800	4,545
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,430

Total Chile (Cost $27,628)			27,143

CHINA 1.1%

China Development Bank
5.000% due 10/15/2015		$1,000	951
Export-Import Bank of China
5.250% due 07/29/2014		17,910	17,425
4.875% due 07/21/2015		5,840	5,507
Panva Gas Holdings Ltd.
8.250% due 09/23/2011		3,900	4,103
Sino-Forest Corp.
9.125% due 08/17/2011		5,700	6,156

Total China (Cost $34,743)			34,142

COLOMBIA 3.0%

Colombia Government International Bond
10.000% due 01/23/2012		$8,150	9,650
10.750% due 01/15/2013		18,785	23,434
8.250% due 12/22/2014		45,100	50,963
11.750% due 02/25/2020		6,300	9,009

Total Colombia (Cost $90,274)			93,056

ECUADOR 4.5%

Ecuador Government International Bond
9.000% due 08/15/2030		$135,502	136,217

Total Ecuador (Cost $108,371)			136,217

EGYPT 0.2%

Egypt Government International Bond
8.750% due 07/11/2011		$2,000	2,274
Petroleum Export Ltd.
5.265% due 06/15/2011		4,325	4,230

Total Egypt (Cost $6,651)			6,504

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$8,300	8,108
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	5,046

Total El Salvador (Cost $13,108)			13,154

GUATEMALA 0.7%

Guatemala Government Bond
10.250% due 11/08/2011		$4,350	5,192
9.250% due 08/01/2013		14,381	16,699

Total Guatemala (Cost $21,834)			21,891

HONG KONG 0.0%

Hong Kong Government International Bond
5.125% due 08/01/2014		$250	245

Total Hong Kong (Cost $248)			245

INDIA 0.3%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,500	1,454
Vedanta Resources PLC
6.625% due 02/22/2010		7,000	6,824

Total India (Cost $8,322)			8,278

INDONES IA 0.7%

Indonesia Government International Bond
6.875% due 03/09/2017		$20,500	20,244

Total Indonesia (Cost $20,325)			20,244

KAZAKHSTAN 0.9%

Intergas Finance BV
6.875% due 11/04/2011		$1,000	1,019
Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,556
8.500% due 04/16/2013		1,500	1,599
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		21,695	21,661

Total Kazakhstan (Cost $27,951)			27,835

MALAYSIA 1.2%

Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	1,958
Petronas Capital Ltd.
7.000% due 05/22/2012		22,160	23,752
7.875% due 05/22/2022		3,000	3,572
TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,033

Total Malaysia (Cost $38,151)			37,315

MEXICO (f) 13.1%

America Movil S.A. de CV
5.500% due 03/01/2014		$500	480
5.750% due 01/15/2015		4,200	4,080
Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,210
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		4,850	5,359
12.500% due 06/15/2012		1,000	1,125
Mexico Government International Bond
5.280% due 01/13/2009		24	24
6.375% due 01/16/2013		5,384	5,532
5.875% due 01/15/2014		8,700	8,661
6.625% due 03/03/2015		36,182	37,846
5.625% due 01/15/2017		3,450	3,350
8.125% due 12/30/2019		41,215	48,531
8.000% due 09/24/2022		26,180	30,670
11.500% due 05/15/2026		10,000	15,550
8.300% due 08/15/2031		25,150	30,457
7.500% due 04/08/2033		14,725	16,455
6.750% due 09/27/2034		44,050	45,592
Pemex Finance Ltd.
9.030% due 02/15/2011		60	65
Pemex Project Funding Master Trust
9.375% due 12/02/2008		500	546
9.125% due 10/13/2010		4,565	5,147
8.000% due 11/15/2011		8,500	9,248
7.375% due 12/15/2014		9,424	10,084
5.750% due 12/15/2015		46,400	44,486
9.250% due 03/30/2018		11,877	14,638
8.625% due 02/01/2022		40,033	47,339
6.625% due 06/15/2035		7,250	7,013

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  31

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		$1,000	$957
8.750% due 01/31/2016	MP	10,000	883

	Shares

United Mexican States Value Recovery Right
0.000% due 06/30/2006		20,094,000	281
0.000% due 06/30/2007		18,575,000	478

Total Mexico (Cost $397,115)			398,087

MOROCCO 0.1%

Kingdom of Morocco
2.031% due 01/05/2009		$3,182	3,190

Total Morocco (Cost $3,107)			3,190

PAKISTAN 0.2%

Pakistan Government International Bond
7.125% due 03/31/2016		$5,150	5,153

Total Pakistan (Cost $5,150)			5,153

PANAMA 2.8%

Panama Government International Bond
9.625% due 02/08/2011		$25,439	29,445
9.375% due 07/23/2012		21,473	25,016
5.563% due 07/17/2014		986	986
7.250% due 03/15/2015		1,200	1,278
7.125% due 01/29/2026		20,025	20,526
8.875% due 09/30/2027		250	305
9.375% due 04/01/2029		2,675	3,404
6.700% due 01/26/2036		4,158	4,170

Total Panama (Cost $82,346)			85,130

PERU 2.8%

Peru Government International Bond
9.125% due 01/15/2008		$4,409	4,651
9.125% due 02/21/2012		22,791	25,868
9.875% due 02/06/2015		2,350	2,785
8.375% due 05/03/2016		4,000	4,360
5.000% due 03/07/2017		37,478	35,635
8.750% due 11/21/2033		11,795	13,210

Total Peru (Cost $82,722)			86,509

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$592	572
5.298% due 09/30/2020		4,350	4,116
5.838% due 09/30/2027		4,000	3,856

Total Qatar (Cost $8,906)			8,544

RUSSIA (f) 14.8%

Aries Vermoegensverwaltungs GmbH
5.527% due 10/25/2007	EC	1,000	1,268
Gaz Capital
5.875% due 06/01/2015		7,550	9,628
8.625% due 04/28/2034		$4,900	6,027
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008		6,100	6,278
Gazprom International S.A.
9.625% due 03/01/2013		60,050	71,315
7.201% due 02/01/2020		14,750	15,448
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,097
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		1,000	1,041
8.000% due 01/28/2012		3,500	3,574
Russia Government International Bond
8.250% due 03/31/2010		6,222	6,597
11.000% due 07/24/2018		2,700	3,884
12.750% due 06/24/2028		13,275	23,717
5.000% due 03/31/2030		265,113	291,496
Salomon Brothers AG
9.125% due 04/25/2007		1,000	1,040
UBS Luxembourg S.A.
8.375% due 10/22/2011		450	468
6.230% due 02/11/2015		1,000	1,001
VTB Capital S.A.
5.680% due 09/21/2007		4,025	4,037

Total Russia (Cost $448,367)			451,916

SOUTH AFRICA (f) 1.6%

South Africa Government International Bond
8.375% due 10/17/2006		$1,000	1,016
9.125% due 05/19/2009		10,690	11,759
7.375% due 04/25/2012		6,750	7,341
5.250% due 05/16/2013	EC	12,160	15,545
6.500% due 06/02/2014		$9,750	10,274
8.500% due 06/23/2017		2,140	2,605

Total South Africa (Cost $46,761)			48,540

TUNISIA (f) 1.6%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	558
7.375% due 04/25/2012		$37,062	40,073
4.500% due 06/22/2020	EC	5,500	6,375
8.250% due 09/19/2027		$1,680	2,041

Total Tunisia (Cost $49,255)			49,047

UKRAIN E (f) 3.2%

Dresdner Bank AG
7.750% due 04/27/2012		$1,500	1,506
Dresdner Bank AG for Kyivstar GSM
10.375% due 08/17/2009		800	871
Ukraine Government International Bond
11.000% due 03/15/2007		5,986	6,219
7.343% due 08/05/2009		18,095	19,362
8.235% due 08/05/2009		10,850	11,662
6.875% due 03/04/2011		36,350	36,807
7.650% due 06/11/2013		16,685	17,557
4.950% due 10/13/2015	EC	2,800	3,195

Total Ukraine (Cost $95,395)			97,179

UNITED STATES 1.2%

Bank Loan Obligations 0.8%

OAO Rosneft Oil Co.
6.131% due 12/30/2008		$25,000	24,968

Corporate Bonds & Notes 0.3%

Southern Copper Corp.
6.375% due 07/27/2015		1,000	977
7.500% due 07/27/2035		7,300	7,122

			8,099

U.S. Government Agencies 0.1%

Fannie Mae
5.500% due 04/12/2036		2,900	2,831

Total United States (Cost $36,118)			35,898

VENEZUELA 7.0%

Bolivarian Republic of Venezuela
9.375% due 01/13/2034		23,650	30,272
Venezuela Government International Bond
5.375% due 08/07/2010		36,800	35,734
5.194% due 04/20/2011		16,450	16,532
10.750% due 09/19/2013		18,080	22,591
8.500% due 10/08/2014		2,000	2,245
7.000% due 12/01/2018		5,000	5,100
6.000% due 12/09/2020		29,500	27,184
7.650% due 04/21/2025		3,500	3,787
9.250% due 09/15/2027		55,405	70,531

	Shares

Venezuela Government International Bond Value Recovery Right
0.000% due 04/15/2020		3,500	99

Total Venezuela (Cost $203,659)			214,075

	Principal Amount (000s)

VI ETNAM 0.1%

Socialist Republic of Vietnam
6.875% due 01/15/2016		$3,100	3,209

Total Vietnam (Cost $3,047)			3,209

SHORT-TERM INSTRUMENTS 18.3%

Commercial Paper 18.0%

Barclays U.S. Funding Corp.
4.840% due 06/27/2006		64,700	63,932
Danske Corp.
4.510% due 04/26/2006		73,900	73,687
4.700% due 06/01/2006		600	596
4.710% due 06/02/2006		500	496
Fannie Mae
4.316% due 04/03/2006		83,300	83,300
Federal Home Loan Bank
4.630% due 04/03/2006		30,700	30,700
Freddie Mac
4.650% due 04/03/2006		17,771	17,771
IXIS Commercial Paper Corp.
4.660% due 05/22/2006		67,000	66,575
Rabobank USA Financial Corp.
4.830% due 04/03/2006		83,300	83,300
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		36,200	36,191
UBS Finance Delaware LLC
4.830% due 04/03/2006		8,500	8,500
4.480% due 04/20/2006		4,600	4,590
4.505% due 04/24/2006		600	599
4.480% due 05/10/2006		75,500	75,152
4.670% due 05/23/2006		3,500	3,477

			548,866

U.S. Treasury Bills 0.3%

4.490% due 06/01/2006-06/15/2006 (a)(c)(d)		7,560	7,483

Total Short-Term Instruments (Cost $556,386)			556,349

Total Investments (b) 107.0% (Cost $3,137,688)			$3,261,992

Other Assets and Liabilities (Net) (7.0%)			(212,832)

Net Assets 100.0%			$3,049,160

32  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	As of March 31, 2006, portfolio securities with an aggregate market value of $28,258 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $1,485 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $5,751 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	210	$(73)
90-Day Eurodollar December Futures	Long	12/2007	754	(37)
90-Day Eurodollar June Futures	Long	06/2007	754	(74)
90-Day Eurodollar March Futures	Long	03/2008	754	(29)
90-Day Eurodollar September Futures	Long	09/2006	3,895	(3,251)
90-Day Eurodollar September Futures	Long	09/2007	754	(45)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,504	(3,467)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	1,647	5,519

				$(1,457)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	69,000	$256

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$487
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	1,229
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013	5,000	(139)
Citibank N.A.	Multiple reference entities of Gazprom	Sell	1.060%	04/20/2011	17,000	0
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	3,038
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	6,750	26
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	4,500	18
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,873
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	458
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	10
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	360
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,700	21
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	634
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	1,259
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850)%	03/20/2008	5,000	(195)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470)%	09/20/2008	10,000	(346)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780)%	09/20/2010	8,000	(435)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.810)%	09/20/2010	10,000	(556)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	10,000	(24)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	(91)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	432
Lehman Brothers, Inc.	Multiple reference entities of Gazprom	Sell	1.330%	03/20/2016	2,500	(15)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	7,500	0
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	1,980

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	$1,350	$141
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	(239)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	6,120	16
Morgan Stanley Dean Witter & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.200%	09/20/2008	6,200	68
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	94
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(44)
Morgan Stanley Dean Witter & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	0
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,963
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	736

						$14,759

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	7,725	08/2006	$65	$(33)	$32
Buy	CP	265,700	07/2006	1	0	1
Buy		1,486,250	08/2006	25	0	25
Buy	CY	24,681	09/2006	0	(17)	(17)
Buy		49,016	03/2007	0	(22)	(22)
Sell	EC	46,630	04/2006	105	(56)	49
Buy	IR	60,156,000	08/2006	134	0	134
Buy	JY	1,391,423	05/2006	36	0	36
Buy	KW	201,055	05/2006	16	0	16
Buy		2,792,700	07/2006	30	0	30
Buy		1,994,779	08/2006	0	(6)	(6)
Buy		6,855,087	09/2006	18	0	18
Buy	MP	31,213	08/2006	0	(94)	(94)
Buy		7,802	09/2006	0	(17)	(17)
Buy	PN	4,384	05/2006	0	(35)	(35)
Buy		4,715	08/2006	0	(30)	(30)
Buy		319	09/2006	0	(1)	(1)
Buy	PZ	24,366	05/2006	0	(109)	(109)
Buy		4,850	08/2006	0	(32)	(32)
Buy		881	09/2006	0	(2)	(2)
Buy	RP	31,302	05/2006	15	0	15
Buy		131,630	09/2006	14	0	14
Buy	RR	36,237	07/2006	14	0	14
Buy		240,786	08/2006	133	0	133
Buy		12,875	09/2006	0	(1)	(1)
Buy	S$	1,931	04/2006	11	0	11
Buy		2,120	07/2006	4	0	4
Buy		2,298	08/2006	11	0	11
Buy	SR	47,975	08/2006	0	(89)	(89)
Buy	SV	44,182	08/2006	0	(8)	(8)
Buy		253,860	09/2006	26	0	26
Buy	T$	88,621	08/2006	0	(19)	(19)
Buy		2,556	09/2006	0	0	0

				$658	$(571)	$87

34  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Floating Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 9.8%

AES Corp.
6.750% due 04/30/2008	$1,000	$1,013
5.690% due 08/10/2011	1,000	1,013
AGCO Corp.
6.729% due 06/15/2009	2,346	2,374
Alderwoods Group, Inc.
6.691% due 09/17/2008	91	92
6.730% due 09/17/2008	312	315
6.749% due 09/17/2008	215	218
6.752% due 09/17/2009	279	282
Allegheny Energy Supply Co. LLC
6.350% due 03/08/2011	330	333
6.352% due 03/08/2011	103	103
6.410% due 03/08/2011	185	186
6.430% due 03/08/2011	1,371	1,381
Allied Waste Industries, Inc.
4.870% due 01/15/2012	803	807
Allied Waste N.A.
6.620% due 01/15/2012	324	326
6.730% due 01/15/2012	405	408
6.820% due 01/15/2012	997	1,003
6.970% due 01/15/2012	340	342
Appleton Papers, Inc.
5.000% due 06/09/2010	1	1
6.830% due 06/09/2010	140	142
6.330% due 06/11/2010	130	132
BCP Crystal US Holdings Corp.
6.979% due 04/06/2011	993	1,009
Berry Plastics Corp.
6.840% due 06/30/2010	496	504
Celanese Americas Corp.
4.461% due 07/27/2009	2,000	2,034
Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011	42	43
7.229% due 01/20/2011	420	426
7.230% due 01/20/2011	24	25
7.318% due 01/20/2011	60	61
7.210% due 02/09/2011	378	384
Charter Communications Operating LLC
7.920% due 04/26/2011	981	991
7.920% due 04/27/2011	2	3
Choctaw Resort Development Enterprise
6.940% due 11/04/2011	1,044	1,058
Cognis Deutschland GmbH & Co. KG
6.920% due 05/12/2011	1,008	1,012
Coleto Creek WLE LP
6.527% due 07/01/2011	993	1,002
Cooper-Standard Automotive, Inc.
7.000% due 12/31/2011	1,550	1,562
7.500% due 12/31/2011	963	971
Covanta Energy Corp.
4.527% due 06/24/2012	520	529
7.818% due 06/30/2012	373	379
DaVita, Inc.
6.780% due 05/16/2012	1,531	1,552
6.850% due 05/16/2012	147	149
6.940% due 05/16/2012	268	272
7.020% due 05/16/2012	147	149
7.050% due 05/16/2012	92	93
7.110% due 05/16/2012	300	304
7.125% due 05/16/2012	211	214
6.940% due 10/05/2012	245	248
DirecTV Holdings LLC
6.276% due 04/08/2013	500	506
6.276% due 04/13/2013	500	506
Dresser-Rand Group, Inc.
6.527% due 10/29/2011	353	360
6.778% due 10/29/2011	235	240
6.964% due 10/29/2011	370	377
Dura Operating Corp.
8.220% due 04/28/2011	1,000	1,003
El Paso Corp.
4.000% due 11/22/2009	3,875	3,923
7.313% due 11/22/2009	613	621
Georgia-Pacific Corp.
6.726% due 12/20/2012	333	336
6.880% due 12/20/2012	6,667	6,722
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010	5,000	5,078
Headwaters, Inc.
6.860% due 04/30/2011	1,161	1,172
HealthSouth Corp.
8.150% due 02/02/2013	3,500	3,531
Hercules, Inc.
6.310% due 10/08/2010	564	570
6.479% due 10/08/2010	27	27
Insight Midwest Holdings LLC
7.000% due 12/31/2009	1,484	1,510
Jarden Corp.
6.527% due 01/21/2012	4,179	4,227
Jean Coutu Group, Inc.
6.938% due 07/30/2011	1,932	1,954
K&F Acquisition, Inc.
6.860% due 11/18/2012	897	910
6.870% due 11/18/2012	467	474
Kinetic Concepts, Inc.
6.730% due 08/11/2010	1,034	1,047
Masonite International Corp.
6.527% due 04/06/2013	20	20
6.630% due 04/06/2013	1,468	1,453
Mediacom Communications Corp.
6.640% due 02/28/2014	520	527
6.690% due 02/28/2014	800	812
6.780% due 02/28/2014	500	507
6.980% due 02/28/2014	165	168
Metro-Goldwyn-Mayer, Inc.
7.229% due 04/08/2012	6,000	6,081
Nalco Co.
6.440% due 11/01/2010	472	477
6.500% due 11/01/2010	598	605
8.250% due 11/04/2010	14	14
Neiman-Marcus Group, Inc.
7.340% due 03/13/2013	3,228	3,279
Nortek, Inc.
6.940% due 08/24/2011	1,975	1,996
8.500% due 08/27/2011	5	5
Novelis, Inc.
6.440% due 01/07/2012	1,327	1,343
OAO Rosneft Oil Co.
6.131% due 12/30/2008	15,000	14,981
PanAmSat Corp.
6.355% due 08/20/2009	520	526
6.571% due 08/20/2009	272	275
6.900% due 08/20/2011	1,492	1,514
Penn National Gaming, Inc.
6.340% due 05/26/2012	582	591
6.390% due 05/26/2012	1,745	1,771
6.730% due 05/26/2012	83	84
6.460% due 06/26/2012	582	591
PP Acquisition Corp.
7.530% due 11/12/2011	445	449
Primedia, Inc.
6.820% due 09/30/2013	1,200	1,189
Qwest Corp.
6.950% due 06/30/2010	2,000	2,040
Reliant Energy, Inc.
7.175% due 04/30/2010	726	726
Resorts International Holdings LLC
7.530% due 03/22/2012	2	2
Revlon Consumer Products Corp.
10.720% due 07/09/2010	125	129
10.560% due 07/31/2010	250	258
10.690% due 07/31/2010	250	258
10.910% due 07/31/2010	250	258
Rexel S.A.
7.667% due 01/20/2013	1,365	1,384
8.167% due 04/10/2014	1,365	1,391
RH Donnelley, Inc.
6.200% due 06/30/2011	200	201
6.250% due 06/30/2011	299	302
6.270% due 06/30/2011	50	50
6.280% due 06/30/2011	50	50
6.310% due 06/30/2011	150	151
6.670% due 06/30/2011	150	151
6.690% due 06/30/2011	200	201
6.730% due 06/30/2011	325	328
Roundy’s Supermarket, Inc.
7.700% due 10/27/2011	13	13
7.700% due 11/01/2011	2,500	2,537
7.870% due 11/01/2011	2,488	2,524
Sealy Mattress Co.
6.502% due 04/01/2013	221	224
6.500% due 04/14/2013	44	45
6.570% due 04/14/2013	133	135
Simmons Bedding Co.
7.125% due 12/19/2011	73	74
7.250% due 12/19/2011	169	172
7.375% due 12/19/2011	651	662
Smurfit-Stone Container Enterprises, Inc.
4.056% due 11/01/2010	87	89
6.938% due 11/01/2010	141	143
7.125% due 11/01/2010	215	218
6.875% due 11/01/2011	340	345
7.125% due 11/01/2011	143	145
Solar Capital Corp.
7.215% due 01/22/2013	2,985	3,028
Telcordia Technologies, Inc.
5.000% due 09/09/2012	8	7
7.310% due 09/09/2012	2,970	2,949
Tenneco, Inc.
6.880% due 12/12/2010	656	667
7.020% due 12/12/2010	1,656	1,683
UGS Corp.
6.610% due 03/31/2012	18	18
6.830% due 03/31/2012	2,231	2,261
Universal City Development Partners
5.450% due 06/09/2010	8	8
6.600% due 06/09/2010	564	571
6.770% due 06/09/2010	18	18
6.370% due 06/19/2010	400	405
UPC Financing Partnership
7.280% due 09/30/2012	2,000	2,015
Valor Telecommunications Enterprises LLC
6.729% due 02/15/2012	1,940	1,947
Warner Chilcott Co., Inc.
7.277% due 01/18/2012	616	623
7.440% due 01/18/2012	654	660
Warner Chilcott Corp.
7.277% due 01/18/2012	512	517
Warner Chilcott Holdings Co. III Ltd.
7.277% due 01/18/2012	236	239
WMG Acquisition Corp.
6.371% due 02/27/2011	87	88
6.406% due 02/27/2011	417	423
6.580% due 02/27/2011	554	562
6.590% due 02/27/2011	88	89
6.614% due 02/27/2011	413	419
6.780% due 02/27/2011	417	423
Worldspan LP
7.313% due 02/11/2010	60	59
7.438% due 02/11/2010	97	95
7.500% due 02/11/2010	786	774
7.625% due 02/11/2010	50	49
7.688% due 02/11/2010	73	72
7.313% due 02/16/2010	50	49
7.500% due 02/16/2010	67	66

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Wynn Las Vegas LLC
6.975% due 12/14/2011	$3,000	$3,036
Xerium Technologies, Inc.
7.229% due 05/18/2012	1,471	1,473

Total Bank Loan Obligations (Cost $139,529)		140,296

CORPORATE BONDS & NOTES 28.5%

Banking & Finance 12.8%

Asahi Finance Cayman Ltd.
5.700% due 03/27/2049	2,000	2,018
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	1,500	1,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	500
Banco Santander Chile
5.220% due 12/09/2009	5,500	5,508
Banque Centrale de Tunisie
7.500% due 09/19/2007	2,000	2,062
Bear Stearns Cos., Inc.
5.560% due 09/27/2007	650	656
4.960% due 01/30/2009	2,500	2,514
5.140% due 09/09/2009	1,680	1,687
4.897% due 01/31/2011	7,500	7,513
CIT Group Holdings, Inc.
4.810% due 01/30/2009	5,000	5,006
CIT Group, Inc.
4.702% due 04/19/2006	400	400
4.990% due 05/18/2007	100	100
5.160% due 09/20/2007	7,000	7,025
5.000% due 12/19/2007	5,100	5,104
Export-Import Bank of Korea
4.990% due 11/16/2010	2,500	2,501
Ford Motor Credit Co.
6.500% due 01/25/2007	1,000	996
5.880% due 03/21/2007	2,500	2,464
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008	7,000	7,204
General Electric Capital Corp.
4.910% due 05/12/2006	100	100
4.880% due 03/04/2008	2,500	2,502
4.760% due 04/30/2009	1,500	1,503
4.714% due 10/21/2010	4,500	4,506
4.950% due 11/21/2011	2,000	2,009
5.170% due 09/15/2014	450	454
General Motors Acceptance Corp.
5.645% due 05/18/2006	2,500	2,493
5.500% due 01/16/2007	2,500	2,461
6.125% due 08/28/2007	4,000	3,881
Genworth Global Funding Trusts
4.970% due 02/10/2009	2,400	2,401
Goldman Sachs Group, Inc.
4.810% due 10/27/2006	800	801
5.060% due 03/30/2007	1,500	1,502
4.810% due 11/10/2008	4,000	4,004
5.025% due 12/22/2008	5,100	5,104
4.944% due 07/23/2009	4,135	4,163
4.950% due 10/07/2011	2,000	2,016
Hexion US Finance Corp.
9.350% due 07/15/2010	600	610
HSBC Bank USA N.A.
5.000% due 09/21/2007	1,400	1,403
HSBC Finance Corp.
4.870% due 02/09/2007	125	125
6.538% due 11/13/2007	3,200	3,264
5.040% due 09/15/2008	3,000	3,010
5.030% due 11/16/2009	4,500	4,521
Intergas Finance BV
6.875% due 11/04/2011	400	408
International Lease Finance Corp.
5.000% due 01/15/2010	4,500	4,528
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	3,000	3,004
4.713% due 01/23/2009	4,800	4,803
MBNA Europe Funding PLC
4.950% due 09/07/2007	5,000	5,004
Merrill Lynch & Co., Inc.
4.880% due 04/18/2006	250	250
4.788% due 01/30/2009	4,900	4,903
Morgan Stanley
4.780% due 11/09/2006	2,500	2,501
4.708% due 01/12/2007	442	443
4.874% due 02/15/2007	700	701
4.725% due 01/18/2008	2,000	2,004
4.854% due 01/22/2009	100	100
4.880% due 01/15/2010	3,500	3,517
4.850% due 01/18/2011	5,000	5,015
Pemex Finance Ltd.
8.450% due 02/15/2007	361	364
8.020% due 05/15/2007	2,083	2,121
Petroleum Export Ltd.
5.265% due 06/15/2011	1,966	1,923
SLM Corp.
4.703% due 01/25/2008	9,000	9,009
4.833% due 07/25/2008	500	502
UBS Luxembourg S.A.
6.380% due 10/24/2006	150	152
6.230% due 02/11/2015	1,500	1,501
Universal City Florida Holding Co.
9.430% due 05/01/2010	2,500	2,550
VTB Capital S.A.
5.680% due 09/21/2007	10,100	10,124
Wachovia Corp.
4.990% due 03/15/2011	5,000	5,006
Wells Fargo & Co.
4.668% due 01/12/2011	6,900	6,909

		184,936

Industrials 10.2%

Abitibi-Consolidated, Inc.
8.410% due 06/15/2011	2,350	2,362
Bavaria S.A.
8.875% due 11/01/2010	1,500	1,627
Boise Cascade LLC
7.475% due 10/15/2012	3,000	3,052
Bowater, Inc.
7.910% due 03/15/2010	2,500	2,525
Cablevision Systems Corp.
9.620% due 04/01/2009	6,600	6,955
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	445
CCO Holdings LLC
9.035% due 12/15/2010	4,000	3,995
Comcast Corp.
5.900% due 03/15/2016	2,900	2,849
Cox Communications, Inc.
5.450% due 12/14/2007	6,000	6,041
CSX Corp.
4.990% due 08/03/2006	3,093	3,096
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	5,100	5,102
5.715% due 08/08/2006	100	100
5.100% due 11/17/2006	1,000	1,000
5.100% due 03/07/2007	4,000	4,003
5.360% due 09/10/2007	800	803
5.330% due 03/13/2009	4,300	4,304
Dex Media West LLC
9.875% due 08/15/2013	2,600	2,889
Dobson Cellular Systems
9.430% due 11/01/2011	1,500	1,560
EchoStar DBS Corp.
8.240% due 10/01/2008	2,755	2,831
6.375% due 10/01/2011	1,000	982
El Paso Corp.
6.950% due 12/15/2007	2,750	2,784
7.750% due 06/15/2010	650	674
Enterprise Products Operating LP
4.000% due 10/15/2007	250	245
Freescale Semiconductor, Inc.
7.350% due 07/15/2009	3,950	4,068
Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	984
Gazstream S.A.
5.625% due 07/22/2013	2,909	2,877
General Electric Co.
4.910% due 12/09/2008	6,000	6,002
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	4,000	4,200
HJ Heinz Co.
6.428% due 12/01/2020	900	916
Intelsat Bermuda Ltd.
9.614% due 01/15/2012	4,500	4,596
JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,732
JetBlue Airways Corp.
7.440% due 11/15/2008	2,159	2,175
Lyondell Chemical Co.
9.500% due 12/15/2008	884	924
Meritor Automotive, Inc.
6.800% due 02/15/2009	87	87
MGM Mirage
8.500% due 09/15/2010	2,500	2,687
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	1,000	995
Nalco Co.
6.730% due 11/01/2010	416	421
Newpark Resources
8.625% due 12/15/2007	1,500	1,508
Oracle Corp.
4.810% due 01/13/2009	2,000	2,002
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,881
Pemex Project Funding Master Trust
6.400% due 10/15/2009	100	104
6.210% due 06/15/2010	22,000	22,624
5.430% due 12/03/2012	1,200	1,199
Qwest Communications International, Inc.
8.249% due 02/15/2009	7,850	8,066
Roseton
7.270% due 11/08/2010	1,500	1,517
Salomon Brothers AG
10.500% due 10/21/2009	500	572
Time Warner, Inc.
6.125% due 04/15/2006	2,000	2,000
TRW Automotive, Inc.
9.375% due 02/15/2013	5,000	5,431
United Airlines, Inc.
6.201% due 09/01/2008	786	778
Williams Cos., Inc.
6.375% due 10/01/2010	2,250	2,239
Yum! Brands, Inc.
8.500% due 04/15/2006	2,500	2,502

		146,311

Utilities 5.5%

AES Corp.
8.750% due 05/15/2013	5,740	6,228
Alabama Power Co.
4.864% due 04/23/2007	100	100
America Movil S.A. de CV
5.500% due 03/01/2014	875	841
5.750% due 01/15/2015	850	826

36  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
American Electric Power Co., Inc.
4.709% due 08/16/2007		$4,000	$3,963
Appalachian Power Co.
5.290% due 06/29/2007		400	401
AT&T Corp.
9.050% due 11/15/2011		473	512
CMS Energy Corp.
9.875% due 10/15/2007		600	641
Dominion Resources, Inc.
5.049% due 05/15/2006		600	600
5.265% due 09/28/2007		5,000	5,006
5.687% due 05/15/2008		2,400	2,405
Entergy Gulf States, Inc.
5.220% due 12/01/2009		2,400	2,375
FirstEnergy Corp.
5.500% due 11/15/2006		450	450
Florida Power Corp.
5.141% due 11/14/2008		5,000	5,005
Midwest Generation LLC
8.300% due 07/02/2009		3,375	3,489
Nisource Finance Corp.
3.200% due 11/01/2006		1,438	1,421
5.344% due 11/23/2009		3,500	3,515
Northwestern Corp.
7.300% due 12/01/2006		3,000	3,043
PSEG Energy Holdings LLC
8.625% due 02/15/2008		1,850	1,938
PSEG Power LLC
6.875% due 04/15/2006		3,100	3,101
Public Service Electric & Gas
5.065% due 06/23/2006		5,500	5,501
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		2,000	2,023
Qwest Corp.
8.160% due 06/15/2013		1,500	1,658
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,500	2,376
Rogers Wireless, Inc.
8.035% due 12/15/2010		9,750	10,116
Rural Cellular Corp.
9.410% due 03/15/2010		1,400	1,442
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,800	1,784
Southern California Edison Co.
4.965% due 12/13/2007		3,000	3,002
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		850	814
Time Warner Telecom Holdings, Inc.
8.749% due 02/15/2011		2,350	2,412
Verizon Global Funding Corp.
4.879% due 08/15/2007		1,800	1,801

			78,789

Total Corporate Bonds & Notes (Cost $409,824)			410,036

U.S. GOVERNMENT AGENCIES 18.8%

Fannie Mae
4.292% due 02/01/2035		968	957
4.500% due 10/25/2022		588	585
4.665% due 05/22/2006		25,000	24,994
4.725% due 09/07/2006		50,000	49,998
4.958% due 04/25/2035		275	275
5.000% due 06/25/2027		703	701
5.500% due 04/12/2036		34,000	33,193
Federal Home Loan Bank
4.770% due 06/13/2006		39,500	39,496
4.840% due 12/29/2006		100,000	100,036
Freddie Mac
4.000% due 04/15/2022- 12/15/2024 (b)		3,300	3,221
4.818% due 10/25/2044		14,450	14,541
5.000% due 06/15/2013- 09/15/2024 (b)		3,224	3,208

Total U.S. Government Agencies (Cost $271,262)			271,205

MORTGAGE-BACKED SECURITIES 0.7%

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		1,462	1,429
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		1,937	1,920
2.611% due 08/15/2036		947	920
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036		5,200	5,200
Washington Mutual, Inc.
5.128% due 12/25/2044		669	673

Total Mortgage-Backed Securities (Cost $10,166)			10,142

ASSET-BACKED SECURITIES 4.1%

ACE Securities Corp.
4.898% due 02/25/2036		940	941
Argent Securities, Inc.
4.958% due 12/25/2035		3,941	3,944
4.898% due 03/25/2036		1,652	1,653
BA Master Credit Card Trust
4.869% due 06/15/2008		2,000	2,001
Bear Stearns Asset-Backed Securities, Inc.
4.898% due 11/25/2035		1,849	1,849
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033		15	15
Countrywide Asset-Backed Certificates
4.888% due 02/25/2036		2,265	2,266
4.891% due 03/25/2036		2,000	2,000
4.888% due 04/25/2036		1,998	1,999
First NLC Trust
4.938% due 02/25/2036		3,492	3,494
Fremont Home Loan Trust
4.908% due 01/25/2036		2,120	2,122
GSAMP Trust
4.908% due 11/25/2035		1,875	1,876
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,944	1,945
4.908% due 04/25/2036		1,095	1,096
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		1,900	1,901
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		1,860	1,862
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036		1,189	1,190
4.740% due 03/25/2036		1,500	1,500
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		3,042	3,044
Merrill Lynch Mortgage Investors, Inc.
4.850% due 02/25/2037		2,100	2,100
Morgan Stanley Capital I
4.892% due 02/25/2036		3,100	3,101
Nelnet Student Loan Trust
4.750% due 08/23/2011		1,000	1,001
Nissan Auto Lease Trust
2.900% due 08/15/2007		1,481	1,472
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		1,926	1,927
4.713% due 02/25/2036		1,586	1,587
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,453	1,454
4.918% due 09/25/2025		639	640
4.908% due 01/25/2036		2,552	2,554
SLM Student Loan Trust
4.593% due 01/25/2013		4,907	4,910
Structured Asset Securities Corp.
4.948% due 12/25/2035		1,901	1,902

Total Asset-Backed Securities (Cost $59,312)			59,346

SOVEREIGN ISSUES 17.9%

Brazilian Government International Bond
5.250% due 04/15/2009		408	408
10.271% due 06/29/2009		50,825	59,021
10.000% due 08/07/2011		3,150	3,701
5.250% due 04/15/2012		47,111	47,206
5.250% due 04/15/2012		765	766
7.875% due 03/07/2015		175	189
8.875% due 10/14/2019		50	58
Chile Government International Bond
5.060% due 01/28/2008		1,461	1,469
Ecuador Government International Bond
12.000% due 11/15/2012		1,500	1,530
Egypt Government International Bond
7.625% due 07/11/2006		500	503
Kazakhstan Government International Bond
11.125% due 05/11/2007		750	796
Korea Development Bank
5.001% due 10/20/2009		5,200	5,240
5.050% due 11/22/2012		7,500	7,512
Mexico Government International Bond
5.280% due 01/13/2009		2,511	2,542
Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,402
Panama Government International Bond
5.563% due 07/17/2014		3,701	3,701
5.563% due 07/17/2016		6,855	6,787
Peru Government International Bond
5.000% due 03/07/2017		9,028	8,557
Republic of Korea
4.875% due 09/22/2014		2,000	1,908
Russia Government International Bond
8.250% due 03/31/2010		1,000	1,060
12.750% due 06/24/2028		100	179
Ukraine Government International Bond
11.000% due 03/15/2007		2,782	2,890
8.235% due 08/05/2009		31,150	33,437
6.875% due 03/04/2011		250	253
Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,427
5.614% due 04/20/2011		62,300	62,612

Total Sovereign Issues (Cost $248,416)			258,154

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 3.3%

Amadeus Global Travel Distribution S.A.
5.244% due 04/08/2013	EC	2,000	2,451
5.744% due 04/08/2014		2,000	2,462
Basell NV
4.740% due 09/15/2013		2,081	2,556
5.240% due 09/15/2014		1,762	2,175
5.644% due 09/15/2014		675	832
Gaz Capital
7.800% due 09/27/2010		3,000	4,099
Pirelli Cable
5.253% due 06/23/2014		3,900	4,880
Seat Pagine Gialle SpA
4.491% due 05/25/2013		1,949	2,391
SigmaKalon
5.242% due 09/19/2012		2,000	2,434
5.742% due 09/19/2013		2,000	2,446
Spain Government International Bond
3.100% due 09/20/2006	JY	190,000	1,637

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  37

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MP	97,600	$8,617
UPC Financing Partnership
5.239% due 09/15/2012	EC	4,000	4,862
Wavin BV
4.992% due 09/13/2013		2,250	2,750
5.492% due 09/13/2014		2,250	2,760

Total Foreign Currency-Denominated Issues (Cost $47,330)			47,352

	Shares

COMMON STOCKS 0.1%

Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Inc.		162,600	1,780

Total Common Stocks (Cost $1,774)			1,780

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$7,100	2
Strike @ 4.750% Exp. 08/08/2006		31,100	11

Total Purchased Call Options (Cost $152)			13

PURCHASED PUT OPTIONS (g) 0.0%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	11,200	233

Total Purchased Put Options (Cost $53)			233

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 13.9%

Commercial Paper 1.5%

Fannie Mae
4.365% due 04/12/2006		$4,000	3,996
Federal Home Loan Bank
4.630% due 04/03/2006		17,000	17,000

			20,996

Tri-Party Repurchase Agreements 0.3%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $4,661. Repurchase proceeds are $4,571.)		4,569	4,569

France Treasury Bills 4.1%

2.351% due 04/06/2006	EC	49,300	59,733

Germany Treasury Bills 7.6%

2.506% due 05/17/2006-08/16/2006 (b)		90,520	109,111

U.S. Treasury Bills 0.4%

4.321% due 05/25/2006-06/15/2006 (b)(c)(d)		$5,635	5,589

Total Short-Term Instruments (Cost $199,467)			199,998

Total Investments (a) 97.1% (Cost $1,387,285)			$1,398,555

Written Options (f) (0.0%) (Premiums $718)			(706)

Other Assets and Liabilities (Net) 2.9%			42,919

Net Assets 100.0%			$1,440,768

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $35,428 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $2,064 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	120	$(83)
90-Day Eurodollar December Futures	Long	12/2007	215	(89)
90-Day Eurodollar December Futures	Short	12/2008	215	86
90-Day Eurodollar June Futures	Long	06/2007	1,020	(388)
90-Day Eurodollar June Futures	Long	06/2007	215	(99)
90-Day Eurodollar June Futures	Short	06/2008	215	94
90-Day Eurodollar March Futures	Long	03/2007	215	(102)
90-Day Eurodollar March Futures	Short	03/2008	95	42
90-Day Eurodollar September Futures	Long	09/2006	46	(52)
90-Day Eurodollar September Futures	Long	09/2007	335	(175)
90-Day Eurodollar September Futures	Short	09/2008	215	86

				$(680)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	13,300	$(152)
UBS Warburg LLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	6,400,000	1,172
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	4,900,000	30
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$29,600	266
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		15,750	266

							$1,582

38  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$6
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	14
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	5
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,480	9
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	85
Bank of America	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	30,000	0
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	340
Barclays Bank PLC	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	17,000	359
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	12,900	(29)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	15
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(14)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	(1)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	12
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(80)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(2)
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(58)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,213	83
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	35
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	992	6
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	1,000	4
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%	10/20/2007	42,500	(97)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720)%	03/20/2008	1,000	(4)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008	600	10
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	10
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	7
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	3
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	40
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009	690	(1)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	03/20/2011	3,000	62
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290)%	03/20/2013	2,000	(57)
Deutsche Bank AG	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	26,829	638
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	(24)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	4
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	09/20/2009	300	15
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	3
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	3
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	1,007
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	44
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	87,805	1,287
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,700	48
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	13,000	5
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	25,000	0
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	(19)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	7
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	(168)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	347
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	(6)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	12
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,000	903
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	18,848	69
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,350	468
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	77
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	17,073	382
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%	03/20/2011	40,000	(377)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	8,500	(18)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  39

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750)%	03/20/2008	$1,000	$(5)
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%	04/20/2009	2,000	2
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	5
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	3
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	8
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(10)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	35
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	38
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	29
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	03/20/2011	3,000	67
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310)%	03/20/2013	2,000	(59)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,100	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	31
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	08/20/2007	15,000	45
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	1
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	41,500	2,057
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,968	18
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	37,500	2,807
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	600	8
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	21,400	(34)
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	512
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	11,904	41
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	7
UBS Warburg LLC	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	29,000	75
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	20,000	(4)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(3)
Wachovia Bank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	48

						$11,215

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$109.000	05/26/2006	1,060	$262	$66
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	1,060	142	282

				$404	$348

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$3,100	$25	$3
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	15,700	61	139
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	13,600	128	13

							$214	$155

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	$50,400	$33	$81
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	Lehman Brothers, Inc.	0.450%	06/20/2006	58,000	38	93
Call - OTC British Telecom SP 0.200% due 06/20/2008	Morgan Stanley Dean Witter & Co.	0.450%	06/20/2008	5,500	29	29

					$100	$203

40  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(g)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	7,689	07/2006	$117	$0	$117
Buy	CP	1,754,935	07/2006	0	0	0
Buy	CY	174,199	03/2007	0	(32)	(32)
Buy	EC	57,619	04/2006	0	(340)	(340)
Sell		213,702	04/2006	49	(498)	(449)
Sell	JY	135,467	04/2006	4	0	4
Buy		157,880	05/2006	4	0	4
Buy	KW	2,288,782	09/2006	6	0	6
Buy	MP	34,780	08/2006	0	(110)	(110)
Buy	PN	11,073	08/2006	0	(91)	(91)
Buy	PZ	10,422	05/2006	0	(47)	(47)
Buy	RP	105,312	08/2006	0	0	0
Buy	RR	93,263	09/2006	0	(7)	(7)
Buy		225,883	02/2007	85	0	85
Buy	S$	3,853	08/2006	18	0	18
Buy	SR	9,318	05/2006	0	(17)	(17)
Buy	SV	101,770	09/2006	11	0	11

				$294	$(1,142)	$(848)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  41

Schedule of Investments

Foreign Bond Fund (Unhedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
BRAZIL 0.0%

Brazilian Government International Bond
5.250% due 04/15/2012		$76	$77
8.875% due 10/14/2019		500	579

Total Brazil (Cost $602)			656

CAYMAN ISLANDS (l) 0.8%

ASIF II
4.026% due 06/15/2007	C$	400	342
Cypress Tree Investment Partners I Ltd.
5.000% due 10/15/2009		$1,448	1,459
Mizuho Finance Cayman Ltd.
1.522% due 11/29/2049	JY	100,000	850
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	4,671
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	1,800	2,166
Pioneer 2002 Ltd.
10.910% due 06/15/2006		$1,000	1,008
Vita Capital Ltd.
5.880% due 01/01/2007		1,100	1,101

Total Cayman Islands (Cost $11,733)			11,597

FRANCE (l) 9.7%

France Government Bond
4.000% due 10/25/2009	EC	4,500	5,551
4.750% due 10/25/2012		100	129
4.000% due 04/25/2014		300	370
4.000% due 10/25/2014		92,900	114,525
5.500% due 04/25/2029		4,200	6,220
5.750% due 10/25/2032		10,100	15,645
4.000% due 04/25/2055		300	365

Total France (Cost $145,843)			142,805

GERMANY (l) 19.8%

Republic of Germany
4.000% due 07/04/2009	EC	300	370
5.375% due 01/04/2010		300	387
5.250% due 07/04/2010		8,700	11,244
5.250% due 01/04/2011		19,500	25,336
5.000% due 01/04/2012		700	908
5.000% due 07/04/2012		16,700	21,714
4.250% due 01/04/2014		27,340	34,274
4.250% due 07/04/2014		63,300	79,402
6.250% due 01/04/2024		9,800	15,290
6.500% due 07/04/2027		2,260	3,708
5.625% due 01/04/2028		41,800	62,396
6.250% due 01/04/2030		22,640	36,754
5.500% due 01/04/2031		300	448
4.750% due 07/04/2034		400	546

Total Germany (Cost $300,212)			292,777

ITALY (l) 0.1%

Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EC	1,000	1,248
Italy Government International Bond
3.000% due 04/15/2009		700	837

Total Italy (Cost $2,084)			2,085

JAPAN (l) 10.9%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	300	$354
Japan Government Bond
0.700% due 09/20/2008	JY	1,790,000	15,178
1.600% due 09/20/2013		1,660,000	14,104
1.500% due 03/20/2014		1,520,000	12,767
1.600% due 06/20/2014		3,970,000	33,529
1.600% due 09/20/2014		1,650,000	13,918
1.500% due 03/20/2015		100,000	835
2.300% due 05/20/2030		1,347,700	11,694
2.400% due 03/20/2034		230,000	2,026
2.300% due 06/20/2035		1,490,000	12,829
2.500% due 09/20/2035		4,220,000	37,920
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,402
Xerox Credit Corp.
2.000% due 06/06/2007	JY	300,000	2,567

Total Japan (Cost $173,426)			161,123

JERSEY, CHANNEL ISLANDS (l) 0.0%

ASIF III Jersey Ltd.
2.657% due 07/17/2006	EC	600	727
SRM Investment Ltd.
2.848% due 08/26/2034		87	105

Total Jersey, Channel Islands (Cost $887)			832

MEXICO 0.2%

Pemex Project Funding Master Trust
5.750% due 12/15/2015		$2,600	2,493

Total Mexico (Cost $2,575)			2,493

NETHERLANDS (l) 0.1%

Netherlands Government Bond
4.250% due 07/15/2013	EC	400	502
3.750% due 07/15/2014		1,200	1,455

Total Netherlands (Cost $2,068)			1,957

PERU 0.1%

Peru Government International Bond
9.125% due 02/21/2012		$900	1,021

Total Peru (Cost $1,023)			1,021

RUSSIA (l) 0.2%

Gaz Capital
5.875% due 06/01/2015	EC	600	765
VTB Capital S.A.
5.250% due 09/21/2007		$1,600	1,601

Total Russia (Cost $2,354)			2,366

SOUTH AFRICA 0.1%

South Africa Government International Bond
7.375% due 04/25/2012		$900	979

Total South Africa (Cost $1,006)			979

SPAIN (l) 7.0%

Banesto Banco de Emisiones
2.864% due 10/04/2006	EC	1,000	$1,212
Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006		1,200	1,454
Spain Government Bond
5.400% due 07/30/2011		$20,800	27,341
6.150% due 01/31/2013		1,000	1,388
4.400% due 01/31/2015		42,000	53,249
5.750% due 07/30/2032		11,150	17,236
4.200% due 01/31/2037		900	1,124

Total Spain (Cost $102,796)			103,004

TUNISIA (l) 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$200	216
4.500% due 06/22/2020	EC	3,000	3,477

Total Tunisia (Cost $3,852)			3,693

UKRAINE (l) 0.1%

Ukraine Government International Bond
4.950% due 10/13/2015	EC	1,000	1,141

Total Ukraine (Cost $1,210)			1,141

UNITED KINGDOM (l) 4.6%

HBOS PLC
5.920% due 09/29/2049		$3,300	3,192
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007		3,500	3,502
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,400	4,212
4.000% due 03/07/2009		11,400	19,549
5.750% due 12/07/2009		3,900	7,065
4.750% due 06/07/2010		1,500	2,634
9.000% due 07/12/2011		11,900	25,046
5.000% due 03/07/2012		2,030	3,630
5.000% due 09/07/2014		35	63

Total United Kingdom (Cost $70,148)			68,893

UNITED STATES 36.4%

Asset-Backed Securities 2.3%

AAA Trust
4.705% due 11/26/2035		$3,306	3,312
Aegis Asset-Backed Securities Trust
4.701% due 11/25/2023		119	119
Amortizing Residential Collateral Trust
4.931% due 10/25/2031		10	10
4.871% due 07/25/2032		1	1
Argent Securities, Inc.
4.938% due 10/25/2035		140	140
4.918% due 11/25/2035		2,213	2,215
4.958% due 02/25/2036		394	394
Asset-Backed Funding Certificates
4.928% due 06/25/2035		161	161
4.928% due 08/25/2035		342	342
BA Master Credit Card Trust
4.869% due 06/15/2008		600	600
Bear Stearns Asset-Backed Securities, Inc.
4.988% due 12/25/2042		320	320
5.268% due 03/25/2043		13	13
Centex Home Equity
4.908% due 06/25/2035		163	163
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033		12	12
CIT Group Home Equity Loan Trust
5.108% due 03/25/2033		20	20
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		443	444
4.691% due 09/25/2035		1,755	1,756

42  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	$7	$7
4.671% due 07/25/2035	107	107
4.898% due 10/25/2035	2,202	2,204
4.918% due 01/25/2036	74	74
Credit-Based Asset Servicing & Securitization
4.901% due 06/25/2032	24	24
CS First Boston Mortgage Securities Corp.
4.891% due 01/25/2032	5	5
FBR Securitization Trust
4.701% due 10/25/2035	615	615
4.701% due 12/25/2035	1,558	1,559
Finance America Mortgage Loan Trust
4.751% due 06/25/2034	10	10
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 03/25/2034	30	30
First NLC Trust
4.691% due 12/25/2035	1,278	1,279
4.701% due 02/25/2036	1,604	1,605
Fremont Home Loan Trust
4.671% due 01/25/2036	1,526	1,528
GE-WMC Mortgage Securities LLC
4.681% due 01/25/2036	1,255	1,256
GSAMP Trust
4.871% due 03/25/2034	82	82
4.681% due 03/25/2035	137	137
4.691% due 09/25/2035	136	137
4.691% due 01/25/2036	583	583
HFC Home Equity Loan Asset-Backed Certificates
4.920% due 09/20/2033	1,433	1,438
Home Equity Asset Trust
4.691% due 02/25/2036	86	86
Home Equity Mortgage Trust
4.701% due 07/25/2035	829	829
4.691% due 02/25/2036	720	720
Household Mortgage Loan Trust
4.870% due 05/20/2032	87	87
Indymac Residential Asset-Backed Trust
4.681% due 03/25/2036	837	838
Irwin Home Equity
5.101% due 06/25/2028	1	1
Long Beach Mortgage Loan Trust
4.781% due 11/25/2034	167	167
4.701% due 09/25/2035	71	71
Merrill Lynch Mortgage Investors, Inc.
4.681% due 06/25/2036	434	434
4.738% due 06/25/2036	400	400
Morgan Stanley Dean Witter Capital
4.911% due 07/25/2032	1	1
New Century Home Equity Loan Trust
4.691% due 09/25/2035	125	125
Novastar Home Equity Loan
5.141% due 01/25/2031	1	1
Option One Mortgage Loan Trust
4.479% due 11/25/2035	325	325
Park Place Securities, Inc.
4.691% due 08/25/2035	63	63
Quest Trust
5.258% due 09/25/2034	115	115
4.998% due 03/25/2035	21	21
Renaissance Home Equity Loan Trust
4.931% due 08/25/2032	6	6
5.081% due 12/25/2033	1,691	1,703
Residential Asset Mortgage Products, Inc.
4.741% due 09/25/2013	70	70
4.681% due 12/25/2025	1,283	1,284
4.721% due 04/25/2026	3	3
4.921% due 09/25/2033	20	20
4.911% due 12/25/2033	8	8
Residential Asset Securities Corp.
4.751% due 10/25/2013	341	342
4.851% due 04/25/2032	43	43
4.831% due 07/25/2032	45	45
4.450% due 01/25/2036	473	473
SACO I, Inc.
4.691% due 07/25/2035	159	160
Saxon Asset Securities Trust
4.841% due 08/25/2032	3	3
SG Mortgage Securities Trust
4.681% due 09/25/2035	542	543
Soundview Home Equity Loan Trust
4.190% due 05/25/2035	1,042	1,042
4.681% due 12/25/2035	622	622
Specialty Underwriting & Residential Finance
4.911% due 06/25/2034	1	1
Structured Asset Securities Corp.
4.779% due 05/25/2034	48	48

		33,402

Bank Loan Obligations 0.2%

Georgia-Pacific Corp.
6.575% due 12/20/2012	143	144
7.880% due 12/20/2012	2,857	2,881

		3,025

Corporate Bonds & Notes 4.8%

ASIF Global Financing
4.750% due 08/11/2006	2,700	2,700
AT&T, Inc.
4.520% due 11/14/2008	1,000	1,003
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	3,300	3,271
BellSouth Corp.
4.258% due 04/26/2021	1,100	1,099
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	600	604
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,551
CIT Group, Inc.
4.984% due 05/23/2008	3,500	3,511
CMS Energy Corp.
9.875% due 10/15/2007	400	428
8.900% due 07/15/2008	1,200	1,281
7.500% due 01/15/2009	400	414
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,403
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	401
Dominion Resources, Inc.
4.819% due 09/28/2007	700	701
El Paso Corp.
7.625% due 08/16/2007	300	307
Ford Motor Credit Co.
5.290% due 11/16/2006	700	698
5.450% due 03/21/2007	400	394
General Electric Capital Corp.
4.930% due 12/12/2008	2,500	2,501
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008	2,400	2,405
HCA, Inc.
7.125% due 06/01/2006	1,900	1,914
7.000% due 07/01/2007	1,500	1,525
HJ Heinz Co.
6.189% due 12/01/2020	6,400	6,517
HSBC Finance Corp.
6.538% due 11/13/2007	2,500	2,550
5.500% due 01/19/2016	5,500	5,383
Mirage Resorts, Inc.
7.250% due 10/15/2006	425	430
Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,300	2,497
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,200	1,277
Morgan Stanley
4.725% due 01/18/2008	900	902
Raychem Corp.
7.200% due 10/15/2008	200	207
SB Treasury Co. LLC
9.400% due 12/29/2049	5,100	5,493
Time Warner, Inc.
6.125% due 04/15/2006	3,700	3,701
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,809
Toyota Motor Credit Corp.
4.302% due 10/12/2007	6,800	6,803
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	507
5.880% due 04/15/2008	1,000	1,015

		70,603

Mortgage-Backed Securities 5.6%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,937	1,897
Banc of America Large Loan
4.949% due 11/15/2015	8	8
Banc of America Mortgage Securities
5.000% due 05/25/2034	3,888	3,737
Bear Stearns Alt-A Trust
5.068% due 07/25/2034	17	17
Citigroup Mortgage Loan Trust, Inc.
4.900% due 02/25/2036	14,657	14,433
Countrywide Alternative Loan Trust
5.028% due 05/25/2035	4,003	4,009
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	3,075	3,043
5.148% due 02/25/2035	505	507
5.158% due 02/25/2035	704	706
5.138% due 03/25/2035	5,922	5,954
5.108% due 04/25/2035	1,038	1,043
5.098% due 08/25/2034	25	25
CS First Boston Mortgage Securities Corp.
4.969% due 11/15/2019	1,998	1,999
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,502	2,469
Greenpoint Mortgage Funding Trust
4.851% due 11/25/2045	531	533
4.801% due 05/25/2045	2,474	2,486
GSR Mortgage Loan Trust
4.541% due 09/25/2035	1,277	1,249
Harborview Mortgage Loan Trust
4.940% due 02/19/2034	76	77
4.790% due 05/19/2035	5,032	5,041
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	375	373
MASTR Asset Securitization Trust
5.500% due 11/25/2017	623	610
Mellon Residential Funding Corp.
5.010% due 12/15/2030	35	35
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	841	828
Sequoia Mortgage Trust
4.870% due 08/20/2032	101	101
Structured Asset Mortgage Investments, Inc.
1.000% due 03/25/2036	7,100	7,100
4.811% due 06/19/2035	2,793	2,796
Structured Asset Securities Corp.
4.499% due 03/25/2035	315	315
Washington Mutual, Inc.
4.851% due 12/25/2027	401	401
4.891% due 12/25/2044	1,406	1,413
4.901% due 12/25/2044	1,112	1,113
4.841% due 12/25/2045	1,261	1,264
4.811% due 04/25/2045	7,699	7,702
5.151% due 06/25/2042	1,504	1,513
4.878% due 08/25/2042	36	36

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  43

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		$8,035	$7,961

			82,794

Municipal Bonds & Notes 0.7%

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (b)		630	649
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		1,000	1,004
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035		1,700	1,874
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 06/15/2035		2,000	2,061
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (b)		330	336
Tacoma, Washington Regulated Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032		2,000	2,056
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		1,350	1,384
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
4.000% due 06/01/2013		850	847

			10,211

U.S. Government Agencies 18.0%

Fannie Mae
3.500% due 03/25/2009		29	28
3.718% due 05/28/2035		307	308
4.195% due 11/01/2034		8,789	8,654
4.541% due 05/25/2034		2	2
4.671% due 09/25/2035		400	400
4.691% due 04/26/2035		3,480	3,481
4.701% due 03/25/2034		117	117
4.731% due 08/25/2034		155	155
4.831% due 08/25/2030		72	72
4.985% due 12/01/2034		387	384
5.000% due 11/25/2032		4,000	3,708
5.218% due 06/25/2029		54	54
5.500% due 10/01/2028-02/01/2036 (d)		237,952	232,857
6.000% due 04/25/2043-07/25/2044 (d)		3,632	3,637
6.500% due 06/25/2044		111	113
Freddie Mac
4.403% due 09/01/2035		571	562
5.000% due 06/15/2013-12/15/2031 (d)		3,248	3,067
5.078% due 08/25/2031		145	146
5.099% due 12/15/2030		823	826
Government National Mortgage Association
6.000% due 08/20/2034		3,848	3,924
Small Business Administration
4.625% due 02/01/2025		1,134	1,072
4.754% due 08/01/2014		91	87
5.110% due 04/25/2025		2,456	2,396

			266,050

U.S. Treasury Obligations 4.8%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014		3,917	3,825
1.875% due 07/15/2015		10,196	9,808
2.000% due 01/15/2026		6,205	5,882
U.S. Treasury Bonds
8.875% due 02/15/2019		15,600	21,242
8.125% due 08/15/2019		2,300	2,985
8.125% due 05/15/2021		8,400	11,093
6.125% due 11/15/2027		500	569
6.250% due 05/15/2030		3,100	3,624
U.S. Treasury Notes
3.875% due 05/15/2010		600	579
4.500% due 02/15/2016		11,000	10,702

			70,309

Total United States (Cost $546,263)			536,394

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$32,500	0
Strike @ 4.500% Exp. 04/06/2006		30,300	0
Strike @ 4.750% Exp. 05/02/2006		62,800	0
Strike @ 4.750% Exp. 08/07/2006		90,700	30
Strike @ 4.500% Exp. 10/04/2006		34,800	8
Strike @ 4.250% Exp. 10/11/2006		30,300	2
Strike @ 4.250% Exp. 10/12/2006		23,200	2
Strike @ 4.250% Exp. 10/24/2006		95,700	8
Strike @ 4.250% Exp. 10/25/2006		14,000	1
Strike @ 5.000% Exp. 03/08/2007		270,000	941
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY130.000 Exp. 04/11/2006		100,000	1
U.S. dollar versus Eurodollar (OTC)
Strike @ EC1.065 Exp. 06/22/2006		13,845	0

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		1,573	69

Total Purchased Call Options (Cost $3,002)			1,062

	Notional Amount (000s)

PURCHASED PUT OPTIONS (l) 0.2%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	8,100	169
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	3,600	150
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006		13,900	1,008
Strike @ 4.250% Exp. 06/12/2006		4,100	172
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$7,600	60
Spain Government Bond (OTC) 4.400% due 01/31/2015
Strike @ EC99.000 Exp. 05/24/2006	EC	42,000	0

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		2,652	16
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		1,163	640
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,375	9
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		845	5
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006		1,598	25
U.S. Treasury 10-Year Note June Futures (CBOT)
Strike @ $102.000 Exp. 05/26/2006		1,037	32

Total Purchased Put Options (Cost $1,199)			2,286

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 22.7%

Commercial Paper 21.0%

Bank of America Corp.
4.815% due 06/19/2006		$40,000	39,570
Carolina Power & Light Co.
4.560% due 04/21/2006		1,100	1,098
Danske Corp.
4.510% due 04/26/2006		30,400	30,312
4.710% due 06/02/2006		700	694
4.740% due 06/08/2006		1,200	1,189
4.840% due 06/27/2006		600	593
Fannie Mae
4.316% due 04/03/2006		40,400	40,400
Florida Power Corp.
4.560% due 04/24/2006		1,100	1,097
4.630% due 04/28/2006		500	498
Freddie Mac
4.650% due 04/03/2006		68,400	68,400
Rabobank USA Financial Corp.
4.830% due 04/03/2006		40,400	40,400
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		40,100	39,613

44  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Sumitomo Corp. of America
4.450% due 04/28/2006	$800	$798
4.450% due 05/01/2006	1,600	1,594
UBS Finance Delaware LLC
4.830% due 04/03/2006	1,300	1,300
4.440% due 04/10/2006	8,700	8,693
4.480% due 04/20/2006	10,300	10,278
4.505% due 04/24/2006	600	598
4.480% due 05/10/2006	13,800	13,736
4.670% due 05/23/2006	8,100	8,048
4.790% due 07/07/2006	1,800	1,776

		310,685

Repurchase Agreement 0.2%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.750% due 03/31/2011 valued at $2,777. Repurchase proceeds are $2,701.)	2,700	2,700

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $2,833. Repurchase proceeds are $2,777.)	2,776	2,776

U.S. Treasury Bills 1.3%

4.495% due 06/01/2006-06/15/2006 (d)(e)(f)	18,895	18,708

Total Short-Term Instruments (Cost $334,925)		334,869

Total Investments (a) 113.3% (Cost $1,707,208)		$1,672,033

Written Options (i) (0.2%) (Premiums $4,036)		(2,657)

Other Assets and Liabilities (Net) (13.1%)		(193,044)

Net Assets 100.0%		$1,476,332

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $31,968 were valued with reference to securities whose prices are more readily obtainable.
(b)	Residual Interest bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $2,227 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $11,035 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	560	$(112)
90-Day Eurodollar September Futures	Long	09/2006	4,312	(3,606)
Euro-Bobl 5-Year Note June Futures Put Option Strike @ EC108.250	Long	06/2006	900	11
Euro-Bobl 5-Year Note June Futures	Long	06/2006	1,071	(682)
Euro-Bund 10-Year Note June Futures Put Option Strike @ EC113.000	Long	06/2006	283	3
Euro-Bund 10-Year Note June Futures	Long	06/2006	223	(383)
Japan Government 10-Year Note June Futures	Long	06/2006	262	(2,711)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	1,598	(1,084)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	1,133	(1,319)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	173	(581)

				$(10,464)

(g)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$54,600	$(6)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	22,000	(2)

		$(8)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  45

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2006

(h)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$500	$9
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	50
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	10
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	11
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	12
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	2,200	(113)

						$(21)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	12/15/2010	A$	60,000	$(531)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	519
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	127,300	(457)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		4,000	67
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,500	79
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		101,900	(369)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2015		4,800	(66)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		5,500	202
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	(3)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,400	(24)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,200	(44)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		500	(19)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(1)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		6,900	(200)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(106)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,100	(9)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(246)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	(4)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	46
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2011		97,000	491
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,300	(81)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	28
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	1
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,500	(79)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,700	433
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		104,700	1,137
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,000	83
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	(5)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,300	166
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		9,800	380
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,900	(315)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	(619)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,000	(119)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	(3)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		8,900	440
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		44,600	2,739
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		23,900	(881)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	(8)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	48
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	244
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,255,000	234
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		8,300,000	723
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		10,900,000	1,995
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,530,000	406
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		4,700,000	329
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,110,000	395
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)

46  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month JY-LIBOR	Pay	2.000%	12/20/2013	JY	2,860,000	$374
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$78,000	120
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		141,500	(1,493)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		9,100	224
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		16,800	224
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,500	27
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,900	162
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,500	(25)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011		65,400	700
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		18,600	(134)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		142,700	1,844
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		153,600	3,255
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		176,700	(35)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		9,800	131
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		110,800	2,008
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,000	(59)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		18,900	(716)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		18,000	369
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,500	30
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		8,400	(89)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		46,300	660
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		6,400	85
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	(28)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		38,000	775
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		2,000	53

							$15,445

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	1,573	$607	$118
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	1,163	179	320

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$7,600	56	20

					$842	$458

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$8,100	$150	$249
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	33,000	314	261
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	6,000	44	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	106	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	13,000	98	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	39,000	319	37
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	13,000	97	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	6,000	42	2
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	11,300	44	100
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	10,000	73	2
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	8,100	153	248
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	8,000	60	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	6,000	72	4
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	12,000	64	64
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	11,600	224	476
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	9,000	100	71
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	27,000	166	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	41,000	301	12
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	76,000	688	602

							$3,175	$2,137

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  47

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2006

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	$19,600	$9	$31
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	19,600	10	31

					$19	$62

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$607	$604	0.04%

(k) Short sales outstanding on March 31, 2006:

Type		Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae		5.500%	04/12/2036	$136,300	$133,556	$133,063
U.S. Treasury Note		3.000%	02/15/2009	100	95	96
U.S. Treasury Note		3.375%	09/15/2009	300	287	287
U.S. Treasury Note		4.250%	11/15/2014	2,000	1,912	1,952
U.S. Treasury Note		4.125%	05/15/2015	5,500	5,252	5,287

					$141,102	$140,685

*	Market value includes $129 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	31,070	04/2006	$12	$(553)	$(541)
Sell		29,122	04/2006	240	0	240
Buy		24,704	05/2006	9	(139)	(130)
Buy	BP	2,407	04/2006	0	(50)	(50)
Buy		45,061	05/2006	0	(735)	(735)
Sell		318	05/2006	6	0	6
Buy	BR	780	07/2006	13	0	13
Sell		2,453	07/2006	30	0	30
Buy		1,691	08/2006	0	(14)	(14)
Buy	C$	50,483	05/2006	3	(89)	(86)
Buy	CP	77,200	07/2006	0	0	0
Buy		402,000	08/2006	8	0	8
Buy	CY	16,478	03/2007	0	(7)	(7)
Buy	DK	92,788	06/2006	130	0	130
Buy	EC	315,010	04/2006	41	(1,947)	(1,906)
Sell		14,417	04/2006	40	(72)	(32)
Buy	JY	2,157,600	04/2006	2	(87)	(85)
Sell		1,301,406	04/2006	17	(9)	8
Buy		52,133,841	05/2006	3	(1,195)	(1,192)
Buy	KW	3,727,668	08/2006	1	(8)	(7)
Buy	N$	21,172	04/2006	61	0	61
Sell		20,593	04/2006	550	0	550
Sell		21,229	05/2006	0	(80)	(80)
Buy	PN	491	08/2006	0	(4)	(4)
Buy		2,344	09/2006	0	(10)	(10)
Buy	PZ	6,185	05/2006	0	(28)	(28)
Sell		5,795	05/2006	40	0	40
Buy	RP	5,506	08/2006	0	0	0
Buy		1,310	09/2006	0	0	0
Buy	S$	482	04/2006	3	0	3
Buy		277	08/2006	1	0	1
Buy		219	09/2006	1	0	1
Buy	SK	112,752	06/2006	128	0	128
Buy	SR	8,983	08/2006	0	(16)	(16)
Buy	T$	15,444	08/2006	0	(3)	(3)
Sell		1,559	09/2006	0	0	0

				$1,339	$(5,046)	$(3,707)

48  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
AUSTRALIA (m) 0.1%

Australia Government Bond
8.750% due 08/15/2008	A$	600	$462
Homeside Mortgage Securities Trust
4.791% due 01/20/2027		$305	302
Medallion Trust
4.798% due 07/12/2031		906	907
Torrens Trust
5.009% due 07/15/2031		367	367

Total Australia (Cost $2,038)			2,038

AUSTRIA (m) 0.7%

Austria Government Bond
5.000% due 07/15/2012	EC	12,700	16,517

Total Austria (Cost $13,865)			16,517

BELGIUM (m) 0.6%

Belgium Government Bond
7.500% due 07/29/2008	EC	10,500	13,881

Total Belgium (Cost $10,141)			13,881

BRAZIL 0.5%

Brazilian Government International Bond
5.250% due 04/15/2009		$4,653	4,655
5.250% due 04/15/2012		382	383
10.500% due 07/14/2014		4,000	4,990
8.875% due 10/14/2019		1,000	1,158

Total Brazil (Cost $10,871)			11,186

CANADA (m) 0.1%

Rogers Wireless, Inc.
7.625% due 12/15/2011	C$	2,100	1,935

Total Canada (Cost $1,760)			1,935

Cypress Tree Investment Partners I Ltd.
5.000% due 10/15/2009		$965	973
Mizuho Finance Cayman Ltd.
1.581% due 11/29/2049	JY	300,000	2,550
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,633
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	3,300	3,972
Pioneer 2002 Ltd.
10.910% due 06/15/2006		$2,100	2,117
Pylon Ltd.
6.604% due 12/22/2008	EC	1,350	1,656
SHL Corp. Ltd.
0.811% due 12/25/2024	JY	20,176	171
Vita Capital Ltd.
6.340% due 01/01/2007		$3,900	3,904

Total Cayman Islands (Cost $26,393)			25,976

DENMARK (m) 0.0%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DK	1,546	263
Nykredit Realkredit A/S
6.000% due 10/01/2029		2,338	398

Total Denmark (Cost $427)			661

FRANCE (m) 12.4%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,394
France Government Bond
7.250% due 04/25/2006		7,000	8,503
5.250% due 04/25/2008		26,800	33,695
4.000% due 04/25/2009		8,050	9,914
4.000% due 10/25/2009		30,070	37,090
4.000% due 04/25/2014		39,700	48,972
4.000% due 10/25/2014		111,700	137,701
6.000% due 10/25/2025		3,400	5,234
5.750% due 10/25/2032		10,300	15,955
4.750% due 04/25/2035		1,100	1,496
4.000% due 04/25/2055		600	731

Total France (Cost $284,802)			300,685

GERMANY (m) 25.2%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,377
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,089
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	545
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,778
Republic of Germany
4.000% due 07/04/2009		2,900	3,572
5.375% due 01/04/2010		4,100	5,289
5.250% due 07/04/2010		33,500	43,294
5.250% due 01/04/2011		28,400	36,899
5.000% due 07/04/2011		100	129
5.000% due 01/04/2012		10,000	12,969
4.250% due 01/04/2014		63,452	79,545
4.250% due 07/04/2014		116,100	145,633
6.250% due 01/04/2024		7,600	11,857
6.500% due 07/04/2027		95,560	156,799
5.625% due 01/04/2028		39,370	58,769
6.250% due 01/04/2030		10,750	17,452
5.500% due 01/04/2031		15,400	22,986
4.750% due 07/04/2034		4,300	5,868

Total Germany (Cost $589,561)			610,850

IRELAND (m) 0.2%

Celtic Residential Irish Mortgage Securitisation
2.862% due 06/13/2035	EC	1,903	2,315
Emerald Mortgages PLC
2.893% due 10/22/2035		504	613
2.893% due 04/30/2028		1,914	2,311

Total Ireland (Cost $4,544)			5,239

ITALY (m) 0.4%

Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2010	EC	1,700	2,225
5.250% due 08/01/2011		3,400	4,443
Siena Mortgages SpA
2.843% due 02/28/2037		1,040	1,261

Total Italy (Cost $7,947)			7,929

JAPAN (m) 13.1%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	300	354
Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,683
Japan Government Bond
0.700% due 09/20/2008	JY	2,980,000	25,269
1.500% due 03/20/2014		6,810,000	57,200
1.600% due 06/20/2014		8,010,000	67,648
1.600% due 09/20/2014		5,710,000	48,164
2.300% due 05/20/2030		700,300	6,077
2.400% due 03/20/2034		2,140,000	18,848
2.300% due 06/20/2035		5,180,000	44,600
2.500% due 09/20/2035		4,060,000	36,482
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,541
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	1,263

Total Japan (Cost $343,011)			318,129

JERSEY, CHANNEL ISLANDS (m) 0.2%

Haus Ltd.
2.931% due 12/14/2037	EC	4,877	5,538
Lloyds TSB Capital
7.375% due 02/07/2049		500	703
SRM Investment Ltd.
2.848% due 08/26/2034		434	527

Total Jersey, Channel Islands (Cost $5,629)			6,768

MEXICO 0.3%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,089
9.375% due 12/02/2008		1,290	1,409
5.750% due 12/15/2015		2,100	2,013
6.625% due 06/15/2035		3,400	3,289

Total Mexico (Cost $7,725)			7,800

NETHERLANDS (m) 0.4%

Delphinus BV
2.804% due 04/25/2093	EC	1,500	1,778
Dutch Mortgage Portfolio Loans BV
2.854% due 11/20/2035		1,445	1,759
Dutch Mortgage-Backed Securities BV
2.767% due 10/02/2079		3,000	3,643
Holland Euro-Denominated Mortgage-Backed Series
2.778% due 04/18/2012		1,090	1,304
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,032

Total Netherlands (Cost $12,028)			11,516

NEW ZEALAND (m) 0.1%

New Zealand Government Bond
4.500% due 02/15/2016	N$	2,006	1,676

Total New Zealand (Cost $1,229)			1,676

PERU 0.1%

Peru Government International Bond
9.125% due 01/15/2008		$2,000	2,110

Total Peru (Cost $2,135)			2,110

RUSSIA (m) 0.2%

Gaz Capital
5.875% due 06/01/2015	EC	700	893

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  49

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
VTB Capital S.A.
5.680% due 09/21/2007		$3,800	$3,803

Total Russia (Cost $4,679)			4,696

SPAIN (m) 3.0%

Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006	EC	2,600	3,150
Hipotebansa Mortgage Securitization Fund
2.663% due 07/18/2022		1,259	1,459
Spain Government Bond
5.150% due 07/30/2009		37,730	48,117
5.350% due 10/31/2011		11,100	14,589
4.200% due 07/30/2013		2,200	2,746
4.200% due 01/31/2037		2,300	2,874

Total Spain (Cost $59,157)			72,935

TUNISIA (m) 0.2%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	284
7.375% due 04/25/2012		200	216
4.500% due 06/22/2020	EC	4,600	5,332

Total Tunisia (Cost $6,076)			5,832

UNITED KINGDOM (m) 4.3%

Bauhaus Securities Ltd.
2.854% due 10/30/2052	EC	2,940	3,572
Dolerite Funding PLC
5.050% due 08/20/2032		$731	731
HBOS PLC
5.920% due 09/29/2049		5,900	5,706
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		6,500	6,504
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,599
4.000% due 03/07/2009		14,900	25,551
5.000% due 03/07/2012		12,830	22,942
8.000% due 09/27/2013		14,100	30,034

Total United Kingdom (Cost $106,245)			103,639

UNITED STATES (m) 29.1%

Asset-Backed Securities 1.7%

Amresco Residential Securities Mortgage Loan Trust
5.758% due 06/25/2029		$708	708
Argent Securities, Inc.
4.918% due 11/25/2035		4,197	4,200
BA Master Credit Card Trust
4.869% due 06/15/2008		1,200	1,201
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032		107	107
5.218% due 10/25/2032		231	232
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		443	444
4.928% due 09/25/2035		1,755	1,756
Conseco Finance
5.119% due 10/15/2031		96	96
Countrywide Asset-Backed Certificates
4.908% due 07/25/2035		250	250
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		151	151
EQCC Home Equity Loan Trust
5.026% due 03/20/2030		35	35
FBR Securitization Trust
4.938% due 10/25/2035		1,230	1,231
4.938% due 12/25/2035		2,727	2,728
First Alliance Mortgage Loan Trust
5.006% due 12/20/2027		34	34
First NLC Trust
4.928% due 12/25/2035		2,405	2,407
4.938% due 02/25/2036		2,831	2,833
Fremont Home Loan Trust
4.908% due 01/25/2036		3,392	3,395
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036		2,420	2,422
GSAMP Trust
4.928% due 01/25/2036		1,166	1,166
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,296	1,297
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		1,488	1,489
Irwin Home Equity
5.338% due 06/25/2028		30	30
Mesa Trust Asset-Backed Certificates
5.218% due 11/25/2031		810	814
New Century Home Equity Loan Trust
4.908% due 07/25/2035		1,447	1,448
Nissan Auto Lease Trust
2.900% due 08/15/2007		592	589
Novastar Home Equity Loan
5.378% due 01/25/2031		6	6
Quest Trust
5.378% due 06/25/2034		1,626	1,631
Residential Asset Securities Corp.
4.918% due 10/25/2028		1,596	1,597
5.068% due 07/25/2032		852	853
4.450% due 01/25/2036		945	946
SG Mortgage Securities Trust
4.918% due 09/25/2035		1,007	1,008
Soundview Home Equity Loan Trust
4.190% due 05/25/2035		1,809	1,810
4.918% due 12/25/2035		1,154	1,155

			40,069

Bank Loan Obligations 0.2%

Georgia-Pacific Corp.
6.726% due 12/20/2012		238	240
6.880% due 12/20/2012		4,762	4,801

			5,041

Corporate Bonds & Notes 3.3%

AT&T, Inc.
4.951% due 11/14/2008		500	501
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		6,500	6,444
BellSouth Corp.
4.258% due 04/26/2021		2,200	2,199
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		900	906
CMS Energy Corp.
8.900% due 07/15/2008		1,100	1,174
El Paso Corp.
7.625% due 08/16/2007		500	511
Ford Motor Credit Co.
5.700% due 11/16/2006		3,300	3,291
General Electric Capital Corp.
4.930% due 12/12/2008		4,800	4,803
Genworth Financial, Inc.
1.600% due 06/20/2011	JY	520,000	4,342
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008		$4,600	4,609
HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,692
JPMorgan Chase & Co.
6.805% due 02/15/2012		4,670	4,691
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	405
Mizuho JGB Investment LLC
9.870% due 06/30/2049		1,200	1,303
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,489
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (k)		15,100	15,100
SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,105
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,841
Toyota Motor Credit Corp.
4.719% due 10/12/2007		11,800	11,804
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	507

			79,717

Mortgage-Backed Securities 3.5%

Banc of America Mortgage Securities
5.000% due 05/25/2034		6,221	5,979
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		19,807	19,505
4.900% due 12/25/2035		1,169	1,165
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,036
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 03/25/2035		136	136
CS First Boston Mortgage Securities Corp.
4.969% due 11/15/2019		1,688	1,689
4.938% due 12/15/2040		678	672
5.708% due 05/25/2032		120	120
5.368% due 08/25/2033		940	944
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,058	4,004
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		1,063	1,065
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,463	2,408
Impac CMB Trust
5.218% due 07/25/2033		282	282
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,572
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		657	652
MASTR Asset Securitization Trust
5.500% due 11/25/2017		1,133	1,109
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025		1,146	1,151
Residential Funding Mortgage Security
6.500% due 03/25/2032		534	534
Washington Mutual, Inc.
5.129% due 10/25/2032		613	609
5.088% due 12/25/2027		6,320	6,319
5.128% due 12/25/2044		3,682	3,700
5.078% due 12/25/2045		2,329	2,334
4.597% due 02/27/2034		1,755	1,723
4.814% due 05/25/2041		111	111
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		14,682	14,546

			84,365

Municipal Bonds & Notes 2.2%

California State Economic Recovery Revenue Notes, (MAIA Insured), Series 2004
5.000% due 07/01/2012		3,900	4,166
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 07/01/2013		3,500	3,793
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 01/01/2011		3,000	3,203
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	319

50  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (d)	$830	$859
Chicago, Illinois Water Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	200	212
De Kalb, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035	1,500	1,550
Detroit, Michigan Sewer Disposal Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2010	5,100	5,360
Detroit, Michigan Water Supply System Revenue Notes, (MBIA Insured), Series 1997
5.750% due 07/01/2012	200	221
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,269
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,400	2,618
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	827
Hawaii State General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 08/01/2011	1,300	1,406
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,500	1,547
Illinois State Regional Transportation Authority Revenue Notes, (FSA Insured), Series 1999
5.750% due 06/01/2014	300	337
Indiana State Transportation Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,062
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2001
5.300% due 06/01/2025	3,105	3,312
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	1,800	1,807
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,100	3,418
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, FSA Insured), Series 2003
5.000% due 10/01/2011	800	855
Louisiana State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,518
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, MBIA Insured), Series 2001
5.000% due 05/15/2036	200	208
Lower Colorado River, Texas Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	424
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	549
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	433
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2010	310	324
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2034	625	642
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,147
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (d)	600	611
New York State Tobacco Settlement Financing Corporation Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,613
5.500% due 06/01/2014	300	315
5.500% due 06/01/2017	600	640
Oklahoma State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,060
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	206

		53,831

	Shares

Preferred Stock 0.3%

DG Funding Trust
6.777% due 12/31/2049	640	6,790

	Principal Amount (000s)

U.S. Government Agencies 10.6%

Fannie Mae
4.194% due 11/01/2034	$14,502	14,279
4.500% due 06/01/2020	36	35
4.858% due 07/25/2035	815	815
4.938% due 03/25/2034	742	743
4.970% due 12/01/2034	2,709	2,691
5.000% due 11/25/2032-05/11/2036 (b)	32,644	30,937
5.500% due 11/01/2028-10/01/2035 (b)	124,185	121,500
5.598% due 08/01/2023	250	255
5.766% due 04/01/2032	206	204
5.880% due 12/01/2030	80	83
6.000% due 04/25/2043-07/25/2044 (b)	6,126	6,135
6.040% due 11/01/2022	55	57
6.450% due 01/01/2023	64	65
6.500% due 02/01/2026-11/01/2034 (b)	2,396	2,451
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,200
Freddie Mac
4.403% due 09/01/2035	1,237	1,217
4.818% due 10/25/2044	18,216	18,331
5.000% due 12/15/2031-08/15/2035 (b)	8,386	7,501
5.099% due 12/15/2030	1,456	1,461
5.216% due 06/01/2022	423	431
9.050% due 06/15/2019	8	8
Government National Mortgage Association
4.375% due 05/20/2022-05/20/2030 (b)	2,762	2,776
4.750% due 07/20/2022-08/20/2027 (b)	1,023	1,031
5.125% due 11/20/2021-11/20/2030 (b)	440	443
6.000% due 08/20/2034	5,953	6,071
Small Business Administration
5.980% due 11/01/2022	6,343	6,488
6.344% due 08/10/2011	2,458	2,524
6.640% due 02/10/2011	1,196	1,236
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,115
5.880% due 04/01/2036	8,145	8,754
5.980% due 04/01/2036	1,855	2,027

		257,864

U.S. Treasury Obligations 7.3%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	323	315
2.000% due 07/15/2014	8,536	8,328
1.625% due 01/15/2015	1,040	982
1.875% due 07/15/2015	2,757	2,653
2.000% due 01/15/2026	15,013	14,232
3.625% due 04/15/2028	1,216	1,495
U.S. Treasury Bonds
8.750% due 05/15/2017	8,900	11,749
8.875% due 02/15/2019	16,100	21,922
8.125% due 08/15/2019	50,100	65,028
8.125% due 05/15/2021	13,800	18,224
6.625% due 02/15/2027	6,000	7,197
6.125% due 11/15/2027	500	569
6.250% due 05/15/2030	4,300	5,027
U.S. Treasury Note
4.500% due 02/15/2016	20,800	20,236

		177,957

Total United States (Cost $712,971)		705,634

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	$58,100	0
Strike @ 4.500% Exp. 04/06/2006	53,600	0
Strike @ 4.750% Exp. 05/02/2006	146,400	0
Strike @ 4.750% Exp. 08/07/2006	100,000	34
Strike @ 4.500% Exp. 10/04/2006	62,500	14
Strike @ 4.250% Exp. 10/11/2006	84,900	5
Strike @ 4.250% Exp. 10/12/2006	44,100	3

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  51

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Notional Amount (000s)		Value (000s)
Strike @ 4.500% Exp. 10/18/2006		$55,800	$16
Strike @ 4.250% Exp. 10/19/2006		23,000	2
Strike @ 4.250% Exp. 10/24/2006		7,000	1
Strike @ 4.250% Exp. 10/25/2006		104,100	9
Strike @ 4.800% Exp. 12/22/2006		76,600	120
Strike @ 5.000% Exp. 03/08/2007		695,000	2,422
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0
Strike @ 5.750% Exp. 04/27/2009		9,700	844

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		3,855	169

Total Purchased Call Options (Cost $7,468)			3,639

	Notional Amount (000s)

PURCHASED PUT OPTIONS (m) 0.2%			0.2%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	18,000	375
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	7,000	291
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$9,700	366
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006	BP	23,300	1,693
Strike @ 4.250% Exp. 06/12/2006		10,400	433
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$13,100	103

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		5,186	32
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		2,769	1,523
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,483	9
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		1,530	9
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $100.500 Exp. 05/26/2006		3,094	48

Total Purchased Put Options (Cost $2,920)			4,882

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 20.2%

Commercial Paper 17.2%

ANZ National (Int’l) Ltd.
4.835% due 06/22/2006		$50,000	49,441
Carolina Power & Light Co.
4.560% due 04/21/2006		2,100	2,095
Danske Corp.
4.840% due 06/27/2006		200	198
Dexia Delaware LLC
4.850% due 06/27/2006		65,000	64,229
Fannie Mae
4.316% due 04/03/2006		27,600	27,600
Florida Power Corp.
4.560% due 04/24/2006		2,100	2,095
4.630% due 04/28/2006		900	897
Freddie Mac
4.650% due 04/03/2006		44,000	44,000
Rabobank USA Financial Corp.
4.830% due 04/03/2006		66,800	66,800
Sumitomo Corp. of America
4.450% due 04/28/2006		2,000	1,994
4.450% due 05/01/2006		2,900	2,890
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		67,200	67,182
UBS Finance Delaware LLC
4.830% due 04/03/2006		15,700	15,700
4.480% due 04/20/2006		19,200	19,159
4.505% due 04/24/2006		16,700	16,656
4.670% due 05/23/2006		22,000	21,857
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		13,500	13,488

			416,281

Tri-Party Repurchase Agreement 0.4%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $10,928. Repurchase proceeds are $10,716.)		10,712	10,712
U.S. Treasury Bills 2.6%
4.498% due 06/01/2006-06/15/2006 (b)(e)(f)(g)		62,285	61,671

Total Short-Term Instruments (Cost $488,772)			488,664

Total Investments (a) 112.8% (Cost $2,712,394)			$2,734,817
Written Options (i) (0.2%) (Premiums $9,246)			(5,846)
Other Assets and Liabilities (Net) (12.6%)			(304,863)

Net Assets 100.0%			$2,424,108

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $74,882 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Residual Interest bond.
(e)	Securities with an aggregate market value of $14,111 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $1,485 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Securities with an aggregate market value of $17,918 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	714	$(143)
90-Day Eurodollar September Futures	Long	09/2006	7,000	(5,797)
Euro-Bund 10-Year Note June Futures	Long	06/2006	1,406	(2,466)
Japan Government 10-Year Note June Futures	Long	06/2006	443	(4,314)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	3,038	(3,741)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,512	(3,202)

				$(19,663)

52  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$(164)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(25)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(198)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	68
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	246,000	(884)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		3,200	54
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2025		18,100	305
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		179,000	(654)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(66)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		11,300	(51)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,200	(25)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		9,900	(39)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(225)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,300	81
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(41)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	(64)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	17,000	(343)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(7)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(106)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	(22)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(102)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	(47)
Barclays Bank PLC	5-year French CPI Ex Tobacco
	Daily Reference Index	Pay	2.103%	10/15/2010		19,000	56
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		5,400	(338)
BNP Paribas Bank	5-year French CPI Ex Tobacco
	Daily Reference Index	Pay	2.090%	10/15/2010		16,000	50
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	523
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	1,307
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,200	(76)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		50,400	918
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	182
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		51,500	441
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	(60)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	336
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	5,226
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		12,700	493
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		7,700	(495)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	(14)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	(40)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	2,075
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	5,549
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		28,800	(1,056)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	1,362
UBS Warburg LLC	5-year French CPI Ex Tobacco
	Daily Reference Index	Pay	2.146%	10/15/2010		20,500	61
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006	H$	117,000	(53)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,795,000	335
Deutsche Bank AG	6-month JY-LIBOR	Receive	1.500%	06/15/2015		4,160,000	313
Goldman Sachs & Co.	6-month JY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	(605)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	287
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	697
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		15,670,000	2,935
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	50
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(320)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		3,300,000	875
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	22
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		11,620,000	(200)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,920,000	1,040
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		2,160,000	11
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	97
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		72,400	970
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		24,900	594
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		19,100	255
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	118

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  53

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$1,500	$(25)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011	117,900	1,261
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	268,600	(1,728)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	157,200	1,956
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	233,400	5,342
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	284,000	84
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	302,800	4,035
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	77,700	1,409
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	9,900	(99)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	32,000	(1,213)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	30,200	619
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	8,400	71
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	92,700	(560)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	10,600	(135)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	53,100	927
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	18,100	(42)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011	30,400	405
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	6,600	(37)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	73,200	1,493
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	18,000	475

						$35,604

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$26
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	15,872	80
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	10
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	11
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	10
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	15
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,976	18
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	26
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	4,600	(236)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	3,855	$1,541	$289
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	2,769	419	761

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$13,100	94	36

					$2,054	$1,086

54  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$11,300	$209	$346
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	10,000	70	3
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	85,000	808	673
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	10,000	73	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	17,000	200	11
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006	2,900	38	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	23,000	174	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	43,000	352	41
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	36,400	272	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	46,000	325	14
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	25,300	99	225
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	19,000	138	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	24,000	239	21
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.480%	04/03/2006	10,000	297	33
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	11,300	214	346
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	15,000	112	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	107	6
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	32,800	431	128
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley
	Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	17,500	93	93
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley
	Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	24,000	462	985
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	25,000	277	198
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	63,000	387	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	3,000	22	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	187,000	1,691	1,481

							$7,150	$4,620

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5
Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	$43,800	$20	$70
Call - OTC Dow Jones CDX N.A. IG5
Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	43,800	22	70

					$42	$140

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$76,100	$(9)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	28,000	(5)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	25,000	0

		$(14)

(k)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$911	$906	0.04%
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	15,100	15,100	0.62

				$16,011	$16,006	0.66%

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  55

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

(l)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	04/12/2036	$24,300	$23,818	$23,723
U.S. Treasury Note	3.000%	02/15/2009	16,300	15,521	15,591
U.S. Treasury Note	5.500%	05/15/2009	13,500	13,774	14,077
U.S. Treasury Note	3.375%	09/15/2009	124,500	119,272	119,246
U.S. Treasury Note	4.000%	04/15/2010	25,000	24,298	24,724
U.S. Treasury Note	4.250%	11/15/2013	49,500	47,770	48,390
U.S. Treasury Note	4.250%	11/15/2014	25,100	24,300	24,455
U.S. Treasury Note	4.000%	02/15/2015	7,600	7,219	7,178
U.S. Treasury Note	4.500%	11/15/2015	123,900	121,334	122,642

				$397,306	$400,026

*	Market value includes $4,953 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	47,983	04/2006	$24	$(881)	$(857)
Sell		56,846	04/2006	477	0	477
Buy		41,081	05/2006	17	(138)	(121)
Buy	BP	886	05/2006	0	(5)	(5)
Sell		51,819	05/2006	888	(2)	886
Buy	BR	1,290	07/2006	21	0	21
Sell		2,129	07/2006	26	0	26
Buy		894	08/2006	0	(7)	(7)
Sell	C$	629	05/2006	0	0	0
Buy	CP	203,300	07/2006	0	0	0
Buy		296,000	08/2006	6	0	6
Buy	CY	33,886	03/2007	0	(16)	(16)
Sell	DK	9,802	06/2006	0	(15)	(15)
Buy	EC	23,371	04/2006	82	(16)	66
Sell		683,775	04/2006	4,025	0	4,025
Sell		1,535	06/2006	10	0	10
Buy	JY	4,364,487	04/2006	0	(347)	(347)
Sell		2,027,254	04/2006	141	0	141
Buy		851,478	05/2006	0	(37)	(37)
Sell		28,223,349	05/2006	263	(1,282)	(1,019)
Buy	KW	642,500	04/2006	6	0	6
Buy		5,133,125	08/2006	0	(21)	(21)
Buy		1,033,648	09/2006	3	0	3
Buy	MP	7,900	08/2006	0	(25)	(25)
Buy		3,069	09/2006	0	(7)	(7)
Buy	N$	40,394	04/2006	117	0	117
Sell		42,252	04/2006	1,136	0	1,136
Sell		40,503	05/2006	0	(153)	(153)
Buy	PN	1,203	05/2006	0	(10)	(10)
Buy		1,828	08/2006	0	(15)	(15)
Buy		1,882	09/2006	0	(8)	(8)
Buy	PZ	2,586	05/2006	0	(12)	(12)
Sell		3,869	05/2006	26	0	26
Buy		1,767	09/2006	0	(3)	(3)
Buy	RP	21,887	08/2006	0	0	0
Buy	RR	9,589	07/2006	4	0	4
Buy		22,017	08/2006	12	0	12
Buy	S$	485	07/2006	1	0	1
Buy		1,055	08/2006	5	0	5
Buy	SV	8,954	08/2006	5	0	5
Buy		19,336	09/2006	2	0	2
Buy	T$	94,120	08/2006	0	(20)	(20)
Sell		69,047	09/2006	8	0	8

				$7,305	$(3,020)	$4,285

56  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

GNMA Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 147.1%

Fannie Mae
2.865% due 07/01/2011	$2,412	$2,392
2.917% due 07/01/2011	5,779	5,737
4.500% due 05/16/2021	500	478
5.000% due 01/01/2018-05/11/2036 (c)	18,302	17,704
5.239% due 03/01/2018	16	16
5.500% due 12/25/2014-05/16/2021 (c)	11,432	11,359
9.000% due 07/01/2018	12	13
Federal Housing Administration
8.137% due 09/01/2040	47	46
Freddie Mac
4.249% due 06/01/2030	30	30
4.370% due 05/01/2019	17	17
5.000% due 12/01/2035	20,570	19,583
6.000% due 04/12/2036	2,000	2,001
6.661% due 05/01/2031	66	66
7.500% due 08/15/2029 (b)	47	10
Government National Mortgage Association
3.500% due 02/20/2026	19,744	19,363
4.000% due 01/20/2021-07/20/2035 (c)	10,180	10,091
4.250% due 02/20/2030	2,681	2,695
4.375% due 06/20/2022-04/20/2032 (c)	23,596	23,689
4.500% due 07/20/2029-09/20/2035 (c)	15,291	15,152
4.625% due 02/20/2018-03/20/2018 (c)	31	31
4.750% due 07/20/2018-08/20/2025 (c)	35	35
4.875% due 05/20/2016	28	28
4.951% due 01/16/2031-02/16/2032 (c)	6,382	6,391
5.000% due 04/20/2036	12,000	11,625
5.001% due 08/16/2032	1,268	1,271
5.051% due 12/16/2026-08/16/2031 (c)	1,069	1,074
5.125% due 12/20/2017-10/20/2030 (c)	26	26
5.151% due 06/16/2027	1,354	1,358
5.250% due 05/16/2027	109	110
5.251% due 07/16/2028	209	211
5.301% due 04/16/2032	426	430
5.401% due 05/16/2029	1,069	1,076
5.426% due 06/20/2030	60	61
5.500% due 04/15/2025-04/20/2036 (c)	189,757	188,027
6.000% due 11/15/2033-04/20/2036 (c)	34,014	34,407
6.500% due 12/15/2023-05/18/2036 (c)	8,905	9,196
7.000% due 04/22/2034	13,000	13,552
7.500% due 10/15/2022-06/15/2033 (c)	7,512	7,806
Small Business Administration
7.449% due 08/01/2010	85	89

Total U.S. Government Agencies (Cost $411,629)		407,246

MORTGAGE-BACKED SECURITIES 0.6%

Banc of America Mortgage Securities
5.446% due 10/20/2032	109	108
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	282	283
5.148% due 03/25/2032	192	193
5.368% due 08/25/2033	336	337
Sequoia Mortgage Trust
5.116% due 06/20/2032	261	262
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	463	463
Structured Asset Securities Corp.
6.118% due 08/25/2032	49	49

Total Mortgage-Backed Securities (Cost $1,693)		1,695

ASSET-BACKED SECURITIES 0.8%

Amortizing Residential Collateral Trust
5.108% due 07/25/2032	19	19
Centex Home Equity
5.118% due 01/25/2032	84	84
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	184	184
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,611
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032	27	27
Home Equity Asset Trust
5.118% due 11/25/2032	3	3
Household Mortgage Loan Trust
5.076% due 05/20/2032	145	145
Saxon Asset Securities Trust
5.078% due 08/25/2032	16	16
Structured Asset Securities Corp.
5.108% due 01/25/2033	86	86

Total Asset-Backed Securities (Cost $2,210)		2,175

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 10/19/2006	$30,000	2
Strike @ 4.730% Exp. 02/01/2007	14,900	24

Total Purchased Call Options (Cost $142)		26

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 0.1%

Commercial Paper 0.1%

Danske Corp.
4.830% due 06/26/2006	300	296

U.S. Treasury Bills 0.0%

4.492% due 06/01/2006 (d)	65	65

Total Short-Term Instruments (Cost $361)		361

Total Investments (a) 148.6% (Cost $416,035)		$411,503

Written Options (f) (0.0%) (Premiums $143)		(28)

Other Assets and Liabilities (Net) (48.6%)		(134,495)

Net Assets 100.0%		$276,980

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,327 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  57

Schedule of Investments (Cont.)

GNMA Fund

March 31, 2006

(d)	Securities with an aggregate market value of $65 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	44	$(42)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $316	07/01/2011	$8,000	$(268)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	4,600	94
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2013	1,400	(9)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	4,000	82

						$(101)

(f)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$13,000	$91	$3
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	6,400	52	25

							$143	$28

(g)	Short sales outstanding on March 31, 2006:

Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000	04/18/2021	$8,000	$7,836	$7,800
Fannie Mae	5.000	04/12/2036	2,500	2,393	2,380
Fannie Mae	5.500	04/12/2036	14,100	13,813	13,765
Fannie Mae	5.000	05/11/2036	7,000	6,718	6,661
Freddie Mac	5.000	04/12/2036	15,000	14,345	14,274

				$45,105	$44,880

58  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 3.2%

Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011	$396	$402
7.229% due 01/20/2011	3,963	4,024
7.230% due 01/20/2011	230	233
7.318% due 01/20/2011	563	571
7.210% due 02/09/2011	3,566	3,621
Charter Communications Operating LLC
7.670% due 04/26/2010	2,996	3,016
7.920% due 04/26/2011	5,763	5,821
CSC Holdings, Inc.
4.000% due 02/24/2013	16,950	17,101
Delphi Corp.
13.000% due 06/13/2011	2,890	3,004
El Paso Corp.
4.600% due 12/31/2006	5,000	4,975
3.500% due 11/22/2009	12,000	12,149
7.750% due 11/22/2009	18,280	18,532
Georgia-Pacific Corp.
7.561% due 12/23/2013	70	72
7.564% due 12/23/2013	140	143
7.698% due 12/23/2013	140	143
7.779% due 12/23/2013	140	143
7.880% due 12/23/2013	140	143
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010	9,000	9,141
Graham Packaging Co. LP
6.563% due 09/15/2011	2,473	2,509
6.625% due 09/15/2011	3,138	3,184
7.250% due 09/15/2011	60	61
7.188% due 10/07/2011	2,199	2,230
Headwaters, Inc.
6.430% due 04/30/2011	12,153	12,264
HealthSouth Corp.
4.000% due 02/02/2013	29,250	29,506
Hertz Corp.
4.500% due 12/21/2012	1,000	1,015
5.000% due 12/21/2012	1,172	1,187
6.650% due 12/21/2012	2,259	2,292
6.890% due 12/21/2012	2,276	2,310
6.960% due 12/21/2012	2,276	2,310
Ineos Group Holdings PLC
6.904% due 10/07/2012	15,800	15,980
2.273% due 10/07/2013	1,250	1,261
2.273% due 10/07/2014	1,250	1,267
Intelsat Ltd.
4.000% due 04/24/2006	30,000	30,038
Invensys PLC
7.791% due 09/05/2009	716	724
9.431% due 12/30/2009	8,000	8,190
JSG Holding PLC
7.925% due 11/29/2013	700	699
7.425% due 11/29/2014	700	699
OAO Rosneft Oil Co.
6.131% due 12/30/2008	10,000	9,987
Qwest Corp.
9.502% due 06/30/2007	8,740	8,978
Rexel S.A.
6.904% due 01/20/2013	2,000	2,027
7.741% due 04/10/2014	2,000	2,038
Roundy’s Supermarket, Inc.
7.490% due 11/01/2011	5,348	5,427
7.720% due 11/01/2011	5,375	5,455

Total Bank Loan Obligations (Cost $232,418)		234,872

CORPORATE BONDS & NOTES 83.1%

Banking & Finance 13.1%

AES Ironwood LLC
8.857% due 11/30/2025	49,418	55,595
AES Red Oak LLC
8.540% due 11/30/2019	14,929	16,347
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	46,004	51,179
Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	32,404
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	21,000	21,144
Consolidated Communications Illinois
9.750% due 04/01/2012	33	35
Corsair Netherlands No. 3 BV
10.460% due 03/07/2016	12,200	12,208
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,423
8.900% due 04/01/2007	5,000	5,102
Eircom Funding
8.250% due 08/15/2013	5,650	6,109
Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,580	1,529
Ford Motor Credit Co.
5.800% due 01/12/2009	23,475	21,452
7.375% due 10/28/2009	3,380	3,180
5.700% due 01/15/2010	12,725	11,302
7.875% due 06/15/2010	10,000	9,383
7.375% due 02/01/2011	107,489	98,983
7.250% due 10/25/2011	22,500	20,525
7.000% due 10/01/2013	15,905	14,245
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,156
General Motors Acceptance Corp.
5.645% due 05/18/2006	4,000	3,989
6.125% due 09/15/2006	5,000	4,977
7.250% due 03/02/2011	59,709	56,640
6.000% due 04/01/2011	19,412	16,719
6.875% due 09/15/2011	33,010	30,802
7.000% due 02/01/2012	8,400	7,830
6.875% due 08/28/2012	21,890	20,219
6.750% due 12/01/2014	3,675	3,313
8.000% due 11/01/2031	41,100	38,945
JSG Funding PLC
9.625% due 10/01/2012	48,873	51,928
K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,177
KRATON Polymers LLC
8.125% due 01/15/2014	25,045	25,233
Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,787
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	23,600	23,453
Rotech Healthcare, Inc.
9.500% due 04/01/2012	53,257	55,654
Sets Trust
8.850% due 04/02/2007	5,000	5,099
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	5,929
Tenneco, Inc.
10.250% due 07/15/2013	34,880	38,891
8.625% due 11/15/2014	25,775	25,904
TRAINS
7.406% due 06/15/2015	34,573	35,018
Universal City Development Partners
11.750% due 04/01/2010	21,870	24,221
Universal City Florida Holding Co.
8.375% due 05/01/2010	10,955	11,092
9.430% due 05/01/2010	1,500	1,530
Ventas Realty LP
8.750% due 05/01/2009	17,040	18,148
6.625% due 10/15/2014	2,270	2,281
7.125% due 06/01/2015	6,475	6,685
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	17,070	18,521

		955,286

Industrials 55.3%

Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	12,060	11,819
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,825	15,983
7.750% due 06/15/2011	17,365	16,844
6.000% due 06/20/2013	30,199	26,122
7.400% due 04/01/2018	1,202	1,028
8.850% due 08/01/2030	26,143	23,594
Alderwoods Group, Inc.
7.750% due 09/15/2012	5,450	5,627
Alliance One International, Inc.
11.000% due 05/15/2012	10,875	10,494
Allied Waste North America
6.375% due 04/15/2011	4,280	4,210
9.250% due 09/01/2012	1,261	1,367
7.875% due 04/15/2013	50,746	53,220
7.250% due 03/15/2015	63,151	64,730
American Media Operations, Inc.
10.250% due 05/01/2009	13,839	12,593
AmeriGas Partners LP
7.250% due 05/20/2015	16,300	16,381
7.125% due 05/20/2016	33,220	33,220
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,757
Argo-Tech Corp.
9.250% due 06/01/2011	2,050	2,173
Armor Holdings, Inc.
8.250% due 08/15/2013	2,790	3,006
Arvin Capital I
9.500% due 02/01/2027	1,500	1,522
ArvinMeritor, Inc.
8.750% due 03/01/2012	49,560	49,064
Aviall, Inc.
7.625% due 07/01/2011	15,595	16,024
Ball Corp.
6.625% due 03/15/2018	7,600	7,581
Bombardier, Inc.
6.750% due 05/01/2012	14,875	14,280
6.300% due 05/01/2014	8,100	7,472
Bowater Canada Finance
7.950% due 11/15/2011	14,850	14,887
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,047
6.500% due 06/15/2013	7,450	6,984
Boyd Gaming Corp.
7.125% due 02/01/2016	28,540	29,075
Buhrmann US, Inc.
8.250% due 07/01/2014	13,090	13,679
7.875% due 03/01/2015	13,790	14,031
CA, Inc.
5.625% due 12/01/2014	5,000	4,821
Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,350
CanWest Media, Inc.
8.000% due 09/15/2012	26,083	26,866
Cascades, Inc.
7.250% due 02/15/2013	8,650	8,174
CCO Holdings LLC
8.750% due 11/15/2013	51,705	50,542
CDRV Investors, Inc.
0.000% due 01/01/2015 (c)	6,900	4,726
Celestica, Inc.
7.625% due 07/01/2013	5,800	5,843
Cenveo Corp.
9.625% due 03/15/2012	17,900	19,354
Chart Industries, Inc.
9.125% due 10/15/2015	4,265	4,425
Charter Communications Operating LLC
8.000% due 04/30/2012	6,030	6,030
8.375% due 04/30/2014	7,110	7,128

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  59

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Chesapeake Energy Corp.
7.500% due 06/15/2014	$19,570	$20,597
7.000% due 08/15/2014	6,125	6,293
6.375% due 06/15/2015	750	742
6.625% due 01/15/2016	20,575	20,626
6.875% due 01/15/2016	19,375	19,617
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	9,500	9,595
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,073
10.000% due 03/13/2007	3,500	3,601
6.500% due 12/15/2012	655	638
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)	21,386	21,565
7.373% due 12/15/2015	912	872
7.566% due 03/15/2020	2,962	2,806
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	19,801
Corrections Corp. of America
6.750% due 01/31/2014	2,450	2,490
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	9,800	10,192
7.750% due 11/15/2015	20,440	21,309
CSC Holdings, Inc.
8.125% due 07/15/2009	14,925	15,503
8.125% due 08/15/2009	10,415	10,806
7.625% due 04/01/2011	66,450	67,114
6.750% due 04/15/2012	12,090	11,878
7.875% due 02/15/2018	700	704
DaVita, Inc.
6.625% due 03/15/2013	600	601
7.250% due 03/15/2015	51,645	52,161
Delhaize America, Inc.
8.050% due 04/15/2027	1,000	1,036
9.000% due 04/15/2031	46,865	54,442
Delta Air Lines, Inc.
7.379% due 05/18/2010	7,673	7,734
7.570% due 11/18/2010	5,600	5,603
Dex Media West LLC
8.500% due 08/15/2010	5,965	6,338
9.875% due 08/15/2013	49,893	55,444
DirecTV Holdings LLC
8.375% due 03/15/2013	10,653	11,425
6.375% due 06/15/2015	34,120	33,864
Dresser, Inc.
9.375% due 04/15/2011	47,190	49,549
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,576
DRS Technologies, Inc.
7.625% due 02/01/2018	5,050	5,227
EchoStar DBS Corp.
5.750% due 10/01/2008	16,621	16,538
7.780% due 10/01/2008	8,205	8,431
6.375% due 10/01/2011	24,020	23,600
6.625% due 10/01/2014	28,180	27,370
7.125% due 02/01/2016	43,970	43,475
El Paso Corp.
7.625% due 08/16/2007	5,000	5,112
6.500% due 06/01/2008	10,325	10,351
7.625% due 09/01/2008	15,776	16,170
6.750% due 05/15/2009	4,350	4,361
7.750% due 06/15/2010	690	715
10.750% due 10/01/2010	21,200	23,797
7.000% due 05/15/2011	2,000	2,017
9.625% due 05/15/2012	3,319	3,709
7.375% due 12/15/2012	47,255	48,318
6.950% due 06/01/2028	7,025	6,533
8.050% due 10/15/2030	2,625	2,710
7.800% due 08/01/2031	30,972	31,282
7.750% due 01/15/2032	4,850	4,911
7.420% due 02/15/2037	5,200	4,966
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,000
El Paso Production Holding Co.
7.750% due 06/01/2013	15,470	16,108
Encore Acquisition Co.
6.250% due 04/15/2014	3,175	3,056
6.000% due 07/15/2015	450	422
Equistar Chemicals LP
8.750% due 02/15/2009	28,475	29,614
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,561
Ferrellgas Partners LP
7.080% due 08/01/2006 (k)	5,000	4,999
8.780% due 08/01/2007 (k)	14,000	14,265
7.120% due 08/01/2008 (k)	11,000	10,967
8.870% due 08/01/2009 (k)	7,300	7,647
7.240% due 08/01/2010 (k)	20,000	19,991
8.750% due 06/15/2012	13,843	14,085
Ford Motor Co.
7.450% due 07/16/2031	26,553	19,848
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	35,810	38,138
Gaylord Entertainment Co.
8.000% due 11/15/2013	15,590	16,331
Gaz Capital
8.625% due 04/28/2034	2,850	3,505
Gazprom International S.A.
7.201% due 02/01/2020	8,100	8,477
General Motors Corp.
8.250% due 07/15/2023	18,150	13,159
8.375% due 07/15/2033	16,500	12,169
Georgia-Pacific Corp.
7.700% due 06/15/2015	2,500	2,525
8.000% due 01/15/2024	38,390	38,918
7.375% due 12/01/2025	31,635	30,528
7.250% due 06/01/2028	18,210	17,299
7.750% due 11/15/2029	4,500	4,432
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	2,000	2,100
9.375% due 05/01/2012	11,120	12,288
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,060
Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,803
HCA, Inc.
6.950% due 05/01/2012	22,340	22,668
6.300% due 10/01/2012	18,430	18,081
6.250% due 02/15/2013	212	207
6.750% due 07/15/2013	49,118	49,184
9.000% due 12/15/2014	7,936	9,022
7.190% due 11/15/2015	22,678	23,242
6.500% due 02/15/2016	7,825	7,663
8.360% due 04/15/2024	90	95
7.690% due 06/15/2025	5,025	4,994
Herbst Gaming, Inc.
8.125% due 06/01/2012	3,100	3,236
7.000% due 11/15/2014	9,153	9,176
Hertz Corp.
8.875% due 01/01/2014	20,525	21,397
Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,788
Host Marriott LP
7.125% due 11/01/2013	27,230	27,843
6.750% due 06/01/2016	22,000	22,082
Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	19,016
Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012	9,300	9,498
8.250% due 01/15/2013	15,840	16,196
8.625% due 01/15/2015	43,055	44,670
Invensys PLC
9.875% due 03/15/2011	12,800	13,664
JC Penney Corp., Inc.
7.400% due 04/01/2037	575	623
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	12,165	11,998
7.500% due 06/01/2013	2,300	2,174
JET Equipment Trust
9.410% due 06/15/2010 (d)	944	748
10.000% due 06/15/2012 (d)	7,081	5,629
7.630% due 08/15/2012 (d)	3,304	1,860
L-3 Communications Corp.
6.375% due 10/15/2015	10,205	10,103
Legrand S.A.
8.500% due 02/15/2025	13,950	17,159
Mandalay Resort Group
9.375% due 02/15/2010	41,622	45,368
7.625% due 07/15/2013	16,785	17,414
Mediacom Broadband LLC
11.000% due 07/15/2013	40,335	43,158
MGM Mirage
8.500% due 09/15/2010	5,000	5,375
8.375% due 02/01/2011	20,760	22,006
6.750% due 09/01/2012	7,030	7,056
6.750% due 04/01/2013	9,600	9,600
6.625% due 07/15/2015	42,805	42,323
Morgan Stanley Bank AG
9.625% due 03/01/2013	50,100	59,499
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	3,500	3,483
Nalco Co.
7.750% due 11/15/2011	22,300	22,690
8.875% due 11/15/2013	15,350	16,041
New Skies Satellites NV
9.572% due 11/01/2011	1,250	1,294
9.125% due 11/01/2012	750	808
Newfield Exploration Co.
6.625% due 04/15/2016	16,400	16,462
Newpark Resources
8.625% due 12/15/2007	16,430	16,512
Norampac, Inc.
6.750% due 06/01/2013	22,614	21,653
Northwest Airlines, Inc.
6.841% due 10/01/2012	7,950	7,955
6.810% due 02/01/2020	14,104	13,972
Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,445
Novelis, Inc.
7.250% due 02/15/2015	22,435	21,650
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,000	6,278
8.750% due 11/15/2012	15,175	16,313
6.750% due 12/01/2014	25,025	24,587
Peabody Energy Corp.
6.875% due 03/15/2013	22,460	22,909
Plains Exploration & Production Co.
7.125% due 06/15/2014	12,465	12,870
PQ Corp.
7.500% due 02/15/2013	12,650	12,207
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,688
Primedia, Inc.
8.875% due 05/15/2011	10,825	10,609
8.000% due 05/15/2013	3,850	3,542
Quiksilver, Inc.
6.875% due 04/15/2015	38,795	37,922
Qwest Communications International, Inc.
7.250% due 02/15/2011	55,940	57,618
7.500% due 02/15/2014	135,941	140,699
RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,578
8.875% due 01/15/2016	33,085	34,574
Rhodia S.A.
7.625% due 06/01/2010	5,775	5,891

60  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	$34,474	$35,767
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	6,725	6,792
Rocky River Realty
8.810% due 04/14/2007 (k)	929	939
Rogers Cable, Inc.
7.875% due 05/01/2012	3,500	3,763
6.250% due 06/15/2013	2,300	2,289
6.750% due 03/15/2015	17,380	17,815
8.750% due 05/01/2032	7,700	9,163
Roseton
7.270% due 11/08/2010	35,650	36,042
7.670% due 11/08/2016	40,135	41,029
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	6,625	6,962
Russell Corp.
9.250% due 05/01/2010	8,100	8,444
Sanmina-SCI Corp.
8.125% due 03/01/2016	18,135	18,407
SemGroup LP
8.750% due 11/15/2015	12,000	12,300
Seneca Gaming Corp.
7.250% due 05/01/2012	23,330	23,680
SESI LLC
8.875% due 05/15/2011	20,279	21,293
Sheraton Holding Corp.
7.375% due 11/15/2015	15,312	16,614
Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,956
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	22,849	23,592
8.375% due 07/01/2012	48,530	48,045
Solectron Global Finance Ltd.
8.000% due 03/15/2016	8,500	8,564
Sonat, Inc.
7.625% due 07/15/2011	35,787	37,040
7.000% due 02/01/2018	3,309	3,226
Spectrum Brands, Inc.
8.500% due 10/01/2013	5,975	5,557
7.375% due 02/01/2015	36,989	32,365
Station Casinos, Inc.
6.500% due 02/01/2014	20,040	19,915
6.875% due 03/01/2016	16,600	16,766
6.625% due 03/15/2018	9,175	9,014
Suburban Propane Partners LP
6.875% due 12/15/2013	22,730	21,934
Sungard Data Systems, Inc.
9.125% due 08/15/2013	31,910	33,904
Superior Essex Communications LLC
9.000% due 04/15/2012	6,395	6,459
Telenet Group Holding NV
11.500% due 06/15/2014	981	825
Tenet Healthcare Corp.
6.375% due 12/01/2011	600	545
6.500% due 06/01/2012	1,270	1,149
7.375% due 02/01/2013	18,660	17,121
9.875% due 07/01/2014	4,035	4,106
9.250% due 02/01/2015	3,600	3,618
6.875% due 11/15/2031	975	784
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)	10,000	10,109
TransMontaigne, Inc.
9.125% due 06/01/2010	1,075	1,148
Triad Hospitals, Inc.
7.000% due 11/15/2013	31,448	31,134
Trinity Industries, Inc.
6.500% due 03/15/2014	12,435	12,497
TRW Automotive, Inc.
9.375% due 02/15/2013	34,828	37,832
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	12,606
UGS Corp.
10.000% due 06/01/2012	6,625	7,321
United Airlines, Inc.
6.201% due 09/01/2008	4,400	4,359
6.602% due 09/01/2013	5,505	5,453
Unity Media GmbH
10.375% due 02/15/2015	11,350	11,350
US Airways Group, Inc.
9.625% due 09/01/2024 (d)	17,690	64
9.330% due 01/01/2049 (d)	3,121	25
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,599
VWR International, Inc.
6.875% due 04/15/2012	13,150	13,019
8.000% due 04/15/2014	39,940	40,040
Williams Cos., Inc.
6.375% due 10/01/2010	14,550	14,477
7.625% due 07/15/2019	35,335	37,808
7.875% due 09/01/2021	82,278	88,860
7.750% due 06/15/2031	3,371	3,590
Wynn Las Vegas LLC
6.625% due 12/01/2014	90,925	88,766
Xerox Corp.
6.875% due 08/15/2011	12,950	13,355
6.400% due 03/15/2016	11,200	11,172
7.200% due 04/01/2016	350	370
Young Broadcasting, Inc.
10.000% due 03/01/2011	8,700	8,069

		4,045,428

Utilities 14.7%

AES Corp.
8.750% due 05/15/2013	35,827	38,872
American Cellular Corp.
10.000% due 08/01/2011	25,905	28,236
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	2,000	1,855
Cincinnati Bell, Inc.
7.250% due 07/15/2013	41,120	42,456
8.375% due 01/15/2014	33,260	33,967
7.000% due 02/15/2015	9,000	8,955
Citizens Communications Co.
6.250% due 01/15/2013	33,715	32,956
7.000% due 11/01/2025	850	754
9.000% due 08/15/2031	18,500	19,864
7.450% due 07/01/2035	5,460	4,928
CMS Energy Corp.
7.500% due 01/15/2009	23,150	23,931
8.500% due 04/15/2011	2,000	2,170
6.300% due 02/01/2012	900	891
6.875% due 12/15/2015	9,000	9,146
Exco Resources, Inc.
7.250% due 01/15/2011	795	795
Hawaiian Telcom Communications, Inc.
8.914% due 05/01/2013	5,100	5,126
9.750% due 05/01/2013	19,960	20,160
Homer City Funding LLC
8.734% due 10/01/2026	11,971	13,587
Insight Midwest LP
9.750% due 10/01/2009	28,728	29,662
10.500% due 11/01/2010	18,603	19,673
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,524
8.625% due 11/14/2011	9,043	9,925
Midwest Generation LLC
8.300% due 07/02/2009	2,000	2,068
8.560% due 01/02/2016	93,052	100,363
8.750% due 05/01/2034	30,650	33,332
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	7,300	7,596
8.000% due 01/28/2012	7,600	7,762
MSW Energy Holdings LLC
8.500% due 09/01/2010	600	639
NRG Energy, Inc.
7.250% due 02/01/2014	20,300	20,681
7.375% due 02/01/2016	42,660	43,673
PSEG Energy Holdings LLC
10.000% due 10/01/2009	9,520	10,591
8.500% due 06/15/2011	67,255	72,804
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	23,360	24,411
7.250% due 02/15/2011	22,225	22,642
7.625% due 08/03/2021	3,075	3,144
Qwest Corp.
8.875% due 03/15/2012	40,795	45,792
7.500% due 06/15/2023	19,006	19,410
7.200% due 11/10/2026	15,626	15,802
Reliant Energy, Inc.
9.250% due 07/15/2010	33,295	33,503
6.750% due 12/15/2014	47,340	42,014
Rogers Wireless, Inc.
7.250% due 12/15/2012	3,425	3,626
8.000% due 12/15/2012	14,295	15,242
6.375% due 03/01/2014	14,600	14,637
7.500% due 03/15/2015	19,460	20,968
Rural Cellular Corp.
9.875% due 02/01/2010	9,815	10,527
9.410% due 03/15/2010	1,500	1,545
8.250% due 03/15/2012	11,540	12,059
Sierra Pacific Resources
7.803% due 06/15/2012	12,950	13,659
8.625% due 03/15/2014	5,942	6,479
South Point Energy Center LLC
8.400% due 05/30/2012	44,125	42,140
Suncom Wireless, Inc.
8.500% due 06/01/2013	9,389	8,966
TECO Energy, Inc.
6.750% due 05/01/2015	2,360	2,437
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,897	11,995
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	24,774	26,694
Time Warner Telecom, Inc.
10.125% due 02/01/2011	10,750	11,355
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (k)	203	204
10.732% due 01/01/2013 (k)	7,759	8,002
10.732% due 01/01/2013	247	254

		1,078,449

Total Corporate Bonds & Notes (Cost $5,980,593)		6,079,163

CONVERTIBLE BONDS & NOTES 0.3%

Industrials 0.1%

Chesapeake Energy Corp.
2.750% due 11/15/2035	2,725	2,919

Utilities 0.2%

MS Energy Corp.
2.875% due 12/01/2024	15,575	16,743

Total Convertible Bonds & Notes (Cost $20,853)		19,662

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	35	35

Total U.S. Government Agencies (Cost $36)		35

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  61

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
MORTGAGE-BACKED SECURITIES 0.0%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		$4,260	$3,922

Total Mortgage-Backed Securities (Cost $4,036)			3,922

SOVEREIGN ISSUES 3.4%

Brazilian Government International Bond
5.250% due 04/15/2009		329	330
10.500% due 07/14/2014		20,150	25,137
8.000% due 01/15/2018		95,088	103,266
8.875% due 10/14/2019		1,425	1,649
8.750% due 02/04/2025		1,600	1,836
12.250% due 03/06/2030		20,200	30,805
8.250% due 01/20/2034		6,000	6,627
11.000% due 08/17/2040		33,575	43,119
Guatemala Government Bond
9.250% due 08/01/2013		2,500	2,910
Panama Government International Bond
8.875% due 09/30/2027		11,425	13,938
9.375% due 04/01/2029		9,575	12,184
Peru Government International Bond
9.875% due 02/06/2015		5,000	5,925

Total Sovereign Issues (Cost $218,424)			247,726

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 3.4%

Cablecom GmbH
4.000% due 04/15/2011	SF	20,000	15,342
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	EC	600	782
Cognis GmbH
9.500% due 05/15/2014		1,000	1,388
Cognis Holding GmbH
11.644% due 01/15/2015 (e)		838	975
Eircom Funding
8.250% due 08/15/2013		3,090	4,185
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		30,000	36,352
JSG Funding PLC
10.125% due 10/01/2012		26,675	36,367
JSG Holding PLC
5.386% due 11/29/2013		742	912
5.631% due 11/29/2013		2,652	3,257
5.716% due 11/29/2013		670	823
5.131% due 11/29/2014		2,652	3,265
5.216% due 11/29/2014		1,413	1,739
5.650% due 11/29/2014		2,636	3,241
11.500% due 10/01/2015 (e)		9,621	12,113
JSG Packaging
5.650% due 11/29/2013		2,636	3,241
Lighthouse International Co. S.A.
8.000% due 04/30/2014		44,175	57,883
Rhodia S.A.
8.000% due 06/01/2010		15,715	20,282
SigmaKalon
4.587% due 06/30/2012		1,551	1,857
Telenet Communications NV
9.000% due 12/15/2013		14,000	18,960
United Biscuits Finance Plc
10.750% due 04/15/2011	BP	3,000	5,531
UPC Financing Partnership
4.672% due 09/15/2012	EC	13,270	16,129
UPC Holding BV
8.625% due 01/15/2014		4,075	4,899
7.750% due 01/14/2015		1,100	1,270

Total Foreign Currency-Denominated Issues (Cost $232,499)			250,793

	Shares

COMMON STOCKS 0.0%

Technology 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008		65,885	$398

Transportation 0.0%

UAL Corp. (g)		8,926	356
US Airways Group, Inc.(g)		12,224	2

			358

Total Common Stocks (Cost $0)			756

CONVERTIBLE PREFERRED STOCK 0.0%

Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,606

Total Convertible Preferred Stock (Cost $3,628)			3,606

PREFERRED SECURITY 0.7%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,518

	Principal Amount (000s)

Xerox Capital Trust I
8.000% due 02/01/2027		$21,680	22,547

Total Preferred Security (Cost $49,139)			49,065

	# of Contracts

PURCHASED CALL OPTIONS 0.0%

90-Day Eurodollar June Futures (CME)
Strike @ $ 94.875 Exp. 04/13/2006		2,750	52

Total Purchased Call Options (Cost $257)			52

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$24,400	192

Total Purchased Put Options (Cost $385)			192

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (l) 6.3%

Commercial Paper 3.7%
Danske Corp.
4.710% due 06/02/2006		54,300	53,842
Federal Home Loan Bank
4.630% due 04/03/2006		33,571	33,571
Freddie Mac
4.650% due 04/03/2006		24,429	24,429
UBS Finance Delaware LLC
4.530% due 05/24/2006		156,700	155,694

			267,536

	Principal Amount (000s)

Tri-Party Repurchase Agreements 0.9%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $64,490. Repurchase proceeds are $63,247.)		$63,224	$63,224

Belgium Treasury Bills 0.1%

2.459% due 04/13/2006- 06/15/2006 (b)	EC	6,260	7,554

France Treasury Bills 0.2%

2.364% due 04/06/2006- 08/03/2006 (b)		13,850	16,762

Germany Treasury Bills 0.6%

2.554% due 07/12/2006		34,350	41,410

Netherlands Treasury Bills 0.4%

2.409% due 04/28/2006		26,800	32,423

U.S. Treasury Bills 0.4%

4.496% due 06/01/2006- 06/15/2006 (b)(f)(h)		$29,005	28,756

Total Short-Term Instruments (Cost $457,305)			457,665

Total Investments (a) 100.4% (Cost $7,199,573)			$7,347,509
Written Options (j) (0.0%) (Premiums $5,548)			(2,544)
Other Assets and Liabilities (Net) (0.4%)			(28,549)

Net Assets 100.0%			$7,316,416

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $198,194 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Security becomes interest bearing at a future date.
(d)	Security is in default.
(e)	Payment in-kind bond security.
(f)	Securities with an aggregate market value of $ 2,227 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Non-income producing security.

62  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(h)	Securities with an aggregate market value of $15,607 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	11,991	$(13,506)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	66	(79)

				$(13,585)

(i)	Swap agreements outstanding on March 31, 2006:

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2006	$6,500	$30
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%	03/20/2007	5,000	47
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	195
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	57
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	24
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	64
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	46
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	33
Bear Stearns & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.810%	12/20/2010	3,525	72
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%	03/20/2007	5,000	10
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	26
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	12,000	46
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	14
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%	12/20/2006	3,000	24
Credit Suisse First Boston	Reliant Energy, Inc.9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	3
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	87
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	6,175	124
Credit Suisse First Boston	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.700%	12/20/2010	7,000	112
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	(1)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	5,900	168
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	32
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	8
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(190)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	19
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%	03/20/2007	3,000	70
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,600	59
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,500	57
J.P. Morgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500)%	03/20/2007	3,000	(7)
Lehman Brothers, Inc.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.750%	06/20/2006	7,400	14
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	5,000	(42)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(36)
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%	03/20/2011	3,000	59
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%	06/20/2011	5,000	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,000	23
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	134
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	111
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	80
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	121
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	8
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	94
Royal Bank of Scotland PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	12/20/2006	2,000	36
Royal Bank of Scotland PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%	03/20/2007	5,000	26
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%	12/20/2006	1,775	29
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(1,927)

						$(32)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  63

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

(j)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	10,608	$3,079	$166
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	5,897	1,448	1,566
Put - CBOT U.S. Treasury 10-Year Note June Futures		106.000	05/26/2006	953	235	536

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$24,400	178	65

					$4,940	$2,333

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.500%	06/02/2006	$56,800	$318	$211
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	56,800	290	0

							$608	$211

(k)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,063	$21,144	0.29%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,479	21,565	0.29
Ferrellgas Partners LP	7.080%	08/01/2006	01/28/2003	4,991	4,999	0.07
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,533	14,265	0.20
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002	11,078	10,967	0.15
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,861	7,647	0.11
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001	20,012	19,991	0.27
Rocky River Realty	8.810%	04/14/2007	11/22/2000	934	939	0.01
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,957	10,109	0.14
Wilmington Trust Co. - Tucson Electric	10.210%	01/01/2009	06/29/1993	201	204	0.00
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995	7,638	8,002	0.11

				$117,747	$119,832	1.64%

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	2,936	05/2006	$48	$0	$48
Sell	EC	266,479	04/2006	261	(716)	(455)
Buy	JY	8,669,090	05/2006	225	0	225

				$534	$(716)	$(182)

64  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 76.0%

Banking & Finance 33.6%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$202
Allstate Corp.
7.200% due 12/01/2009	200	212
American International Group, Inc.
2.875% due 05/15/2008	300	286
5.050% due 10/01/2015	200	191
Archstone-Smith Trust
7.900% due 02/15/2016	25	28
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	51
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	100	100
Bank of America Corp.
5.150% due 09/06/2007	175	176
3.875% due 01/15/2008	50	49
4.750% due 08/01/2015	500	471
Bank One Corp.
7.600% due 05/01/2007	60	61
9.875% due 03/01/2009	50	56
5.250% due 01/30/2013	100	98
Bank One N.A.
5.190% due 10/01/2007	100	100
BB&T Corp.
6.500% due 08/01/2011	30	32
Bear Stearns Cos., Inc.
5.700% due 01/15/2007	300	301
5.700% due 11/15/2014	200	200
BNP Paribas
5.186% due 06/29/2049	400	376
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	238
CIT Group, Inc.
5.000% due 12/19/2007	200	200
7.750% due 04/02/2012	240	265
Citigroup Capital
7.750% due 12/01/2036	500	523
Citigroup, Inc.
4.900% due 06/04/2007	135	135
6.000% due 02/21/2012	190	195
5.625% due 08/27/2012	400	403
5.000% due 09/15/2014	200	192
Commonwealth Bank of Australia
6.024% due 03/29/2049	250	244
Fleet National Bank
5.750% due 01/15/2009	175	177
Ford Motor Credit Co.
6.500% due 01/25/2007	270	269
5.700% due 01/15/2010	100	89
General Electric Capital Corp.
7.875% due 12/01/2006	10	10
4.995% due 06/22/2007	100	100
4.714% due 10/21/2010	500	501
5.450% due 01/15/2013	350	350
5.000% due 01/08/2016	100	96
6.750% due 03/15/2032	500	559
General Motors Acceptance Corp.
6.875% due 09/15/2011	50	47
Goldman Sachs Group LP
4.500% due 06/15/2010	250	241
Goldman Sachs Group, Inc.
5.025% due 12/22/2008	200	200
6.600% due 01/15/2012	100	105
5.250% due 10/15/2013	300	293
6.125% due 02/15/2033	100	100
HBOS Capital Funding LP
6.071% due 06/30/2049	300	300
HBOS PLC
5.920% due 09/29/2049	100	97
HSBC Capital Funding LP
4.610% due 06/27/2049	900	829
4.610% due 12/29/2049	530	488
HSBC Finance Corp.
4.125% due 03/11/2008	200	196
4.125% due 12/15/2008	100	97
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	144
International Lease Finance Corp.
5.750% due 10/15/2006	98	98
4.875% due 09/01/2010	150	146
JPMorgan Chase & Co.
5.750% due 10/15/2008	100	101
7.125% due 06/15/2009	100	105
6.625% due 03/15/2012	350	368
5.125% due 09/15/2014	100	96
4.750% due 03/01/2015	300	283
KFW International Finance
5.750% due 01/15/2008	30	30
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	150	150
6.625% due 01/18/2012	30	32
4.800% due 03/13/2014	300	285
MBNA America Bank N.A.
6.500% due 06/20/2006	250	251
7.125% due 11/15/2012	145	158
Merrill Lynch & Co., Inc.
4.730% due 04/26/2007	70	70
4.860% due 08/22/2008	300	300
4.930% due 02/05/2010	300	301
4.250% due 02/08/2010	100	96
Metlife, Inc.
5.250% due 12/01/2006	300	300
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	151
Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	109
Morgan Stanley
6.600% due 04/01/2012	100	105
5.300% due 03/01/2013	325	318
4.750% due 04/01/2014	400	374
5.375% due 10/15/2015	250	243
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	248
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	216
Preferred Term Securities XII
5.470% due 03/24/2034	100	99
Prudential Financial, Inc.
4.104% due 11/15/2006	30	30
5.040% due 06/13/2008	100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	257
Rabobank Capital Funding II
5.260% due 12/29/2049	50	48
Rabobank Capital Funding Trust
5.254% due 12/31/2016	300	284
RBS Capital Trust I
5.512% due 09/29/2049	790	763
Resona Bank Ltd.
5.850% due 09/29/2049	100	97
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	314
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	292
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	97
VTB Capital S.A.
5.680% due 09/21/2007	200	200
Wachovia Bank N.A.
7.800% due 08/18/2010	30	33
5.000% due 08/15/2015	300	284
Wells Fargo & Co.
4.668% due 01/12/2011	200	200
Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

		18,736

Industrials 26.0%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	101
American Airlines, Inc.
6.978% due 04/01/2011	100	103
7.858% due 10/01/2011	100	106
Barrick Gold Corp.
5.800% due 11/15/2034	100	93
Barrick Gold Finance Co.
4.875% due 11/15/2014	100	94
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32
Canadian National Railway Co.
4.400% due 03/15/2013	80	75
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	99
5.850% due 02/01/2035	200	190
CBS Corp.
5.625% due 08/15/2012	500	492
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167
Chesapeake Energy Corp.
7.500% due 06/15/2014	200	210
7.000% due 08/15/2014	23	24
6.375% due 06/15/2015	100	99
Cisco Systems, Inc.
4.850% due 02/20/2009	60	60
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	95
Clorox Co.
5.025% due 12/14/2007	30	30
Comcast Cable Communications
6.750% due 01/30/2011	300	312
8.875% due 05/01/2017	35	42
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	113
Comcast Corp.
5.850% due 01/15/2010	200	201
5.300% due 01/15/2014	100	95
5.900% due 03/15/2016	100	98
7.050% due 03/15/2033	100	103
Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	101
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	99
Cox Communications, Inc.
5.450% due 12/14/2007	100	101
7.750% due 11/01/2010	130	139
6.750% due 03/15/2011	100	103
7.125% due 10/01/2012	100	105
4.625% due 06/01/2013	160	146
CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	200	201
7.300% due 01/15/2012	100	106
DaVita, Inc.
6.625% due 03/15/2013	100	100
Delhaize America, Inc.
8.125% due 04/15/2011	250	271
Delta Air Lines, Inc.
7.379% due 05/18/2010	51	51
7.570% due 11/18/2010	100	100

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  65

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
DR Horton, Inc.
5.625% due 09/15/2014	$200	$189
Duke Energy Field Services LLC
5.375% due 10/15/2015	100	96
EnCana Corp.
4.750% due 10/15/2013	100	95
Enterprise Products Operating LP
5.000% due 03/01/2015	200	186
Fund American Cos., Inc.
5.875% due 05/15/2013	100	98
Gazprom International S.A.
7.201% due 02/01/2020	100	105
Georgia-Pacific Corp.
8.125% due 05/15/2011	100	104
Halliburton Co.
6.000% due 08/01/2006	200	200
Harrah’s Operating Co., Inc.
5.625% due 06/01/2015	200	192
HCA, Inc.
6.950% due 05/01/2012	200	203
Hilton Hotels Corp.
8.250% due 02/15/2011	230	250
Historic TW, Inc.
8.110% due 08/15/2006	100	101
HJ Heinz Co.
6.428% due 12/01/2020	200	204
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	99
International Business Machines Corp.
8.375% due 11/01/2019	30	37
International Paper Co.
6.750% due 09/01/2011	300	312
JC Penney Corp., Inc.
8.000% due 03/01/2010	100	108
7.125% due 11/15/2023	50	54
JetBlue Airways Corp.
9.160% due 03/15/2008	76	77
KB Home
6.375% due 08/15/2011	100	99
5.750% due 02/01/2014	100	92
7.250% due 06/15/2018	100	99
Kern River Funding Corp.
4.893% due 04/30/2018	70	68
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	350	373
5.000% due 12/15/2013	200	190
Kroger Co.
5.500% due 02/01/2013	200	195
Lamar Media Corp.
6.625% due 08/15/2015	100	100
MGM Mirage
6.625% due 07/15/2015	100	99
Motorola, Inc.
7.600% due 01/01/2007	200	203
Newmont Mining Corp.
5.875% due 04/01/2035	100	94
News America Holdings, Inc.
9.250% due 02/01/2013	400	472
Oracle Corp. & Ozark Holding, Inc.
5.000% due 01/15/2011	150	147
Packaging Corp. of America
5.750% due 08/01/2013	100	97
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	283
Petrobras International Finance Co.
9.750% due 07/06/2011	150	177
Phelps Dodge Corp.
9.500% due 06/01/2031	200	260
Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	191
Plum Creek Timberlands LP
5.875% due 11/15/2015	200	196
Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	104
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	100	104
Safeway, Inc.
5.315% due 03/27/2009	200	200
4.950% due 08/16/2010	100	97
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	109
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	62	65
Time Warner, Inc.
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	525
7.700% due 05/01/2032	100	110
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34
Transocean, Inc.
7.500% due 04/15/2031	100	119
Tyson Foods, Inc.
6.600% due 04/01/2016	200	198
United Airlines, Inc.
10.125% due 03/22/2015 (b)	100	54
USX Corp.
6.850% due 03/01/2008	30	31
Vale Overseas Ltd.
6.250% due 01/11/2016	100	99
Valero Energy Corp.
6.125% due 04/15/2007	100	101
3.500% due 04/01/2009	100	95
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31
Walt Disney Co.
6.375% due 03/01/2012	100	104
Waste Management, Inc.
7.000% due 10/15/2006	250	252
7.100% due 08/01/2026	10	11
WellPoint, Inc.
4.250% due 12/15/2009	100	96
Weyerhaeuser Co.
6.125% due 03/15/2007	38	38
Williams Cos., Inc.
6.375% due 10/01/2010	100	99
Wyeth
4.375% due 03/01/2008	100	98
Wynn Las Vegas LLC
6.625% due 12/01/2014	100	98
XTO Energy, Inc.
7.500% due 04/15/2012	100	109
6.250% due 04/15/2013	100	104
6.100% due 04/01/2036	100	98
Yum! Brands, Inc.
8.875% due 04/15/2011	275	310

		14,505

Utilities 16.4%

Appalachian Power Co.
3.600% due 05/15/2008	100	96
AT&T Corp.
9.050% due 11/15/2011	447	484
9.750% due 11/15/2031	200	240
AT&T, Inc.
5.100% due 09/15/2014	300	285
BellSouth Corp.
5.200% due 09/15/2014	300	287
5.200% due 12/15/2016	100	94
British Telecommunications PLC
8.375% due 12/15/2010	100	112
Cingular Wireless LLC
6.500% due 12/15/2011	50	52
Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106
Consumers Energy Co.
5.000% due 02/15/2012	100	96
5.375% due 04/15/2013	100	98
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	360
Duke Energy Corp.
6.250% due 01/15/2012	130	134
6.450% due 10/15/2032	200	205
Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	144
4.875% due 11/01/2011	100	95
Entergy Louisiana LLC
5.560% due 09/01/2015	50	48
Exelon Corp.
5.625% due 06/15/2035	200	182
FirstEnergy Corp.
6.450% due 11/15/2011	100	104
Florida Power Corp.
5.141% due 11/14/2008	50	50
France Telecom S.A.
7.750% due 03/01/2011	230	251
GTE South, Inc.
6.125% due 06/15/2007	30	30
Indianapolis Power & Light
6.300% due 07/01/2013	150	153
Kinder Morgan, Inc.
6.500% due 09/01/2012	40	41
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	206
Nextel Communications, Inc.
7.375% due 08/01/2015	100	105
Niagara Mohawk Power Corp.
7.750% due 05/15/2006	30	30
7.750% due 10/01/2008	30	32
Nisource Finance Corp.
7.875% due 11/15/2010	100	109
Ohio Edison Co.
5.647% due 06/15/2009	100	100
5.450% due 05/01/2015	100	98
Pacific Gas & Electric Co
6.050% due 03/01/2034	300	295
PNPP II Funding Corp.
8.510% due 11/30/2006	31	31
PPL Capital Funding Trust I
4.330% due 03/01/2009	200	192
Progress Energy, Inc.
7.100% due 03/01/2011	200	212
6.850% due 04/15/2012	200	211
PSEG Power LLC
6.950% due 06/01/2012	200	212
8.625% due 04/15/2031	100	127
Qwest Corp.
7.090% due 06/15/2013	100	110
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	49	48
Sierra Pacific Power Co.
6.000% due 05/15/2016	200	198
Southern California Edison Co.
5.000% due 01/15/2014	200	193
Sprint Capital Corp.
6.000% due 01/15/2007	40	40
8.375% due 03/15/2012	500	566
6.875% due 11/15/2028	100	103
System Energy Resources, Inc.
4.875% due 10/01/2007	100	99
TECO Energy, Inc.
6.750% due 05/01/2015	200	207
Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	188
5.250% due 11/15/2013	100	95
Telus Corp.
8.000% due 06/01/2011	30	33

66  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Time Warner Telecom Holdings, Inc.
8.749% due 02/15/2011		$100	$103
TXU Energy Co. LLC
7.000% due 03/15/2013		200	209
Verizon Communications, Inc.
5.350% due 02/15/2011		200	198
Verizon Global Funding Corp.
7.375% due 09/01/2012		300	325
7.750% due 12/01/2030		200	222
Verizon New England, Inc.
6.500% due 09/15/2011		200	203
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	200
Virginia Electric & Power Co.
5.375% due 02/01/2007		80	80
Vodafone Group PLC
3.950% due 01/30/2008		30	29
7.750% due 02/15/2010		30	32

			9,188

Total Corporate Bonds & Notes (Cost $43,455)			42,429

U.S. GOVERNMENT AGENCIES 7.8%

Fannie Mae
5.500% due 04/12/2036-05/11/2036 (c)		4,500	4,393

Total U.S. Government Agencies (Cost $4,412)			4,393

SOVEREIGN ISSUES 2.6%

Brazilian Government International Bond
5.250% due 04/15/2009		41	41
5.250% due 04/15/2012		38	38
8.000% due 01/15/2018		126	137
Croatia Government International Bond
5.625% due 07/31/2010		31	31
Korea Development Bank
4.750% due 07/20/2009		300	293
Mexico Government International Bond
8.375% due 01/14/2011		270	300
8.300% due 08/15/2031		80	97
Panama Government International Bond
9.625% due 02/08/2011		100	116
Russia Government International Bond
10.000% due 06/26/2007		83	88
5.000% due 03/31/2030		150	165
South Africa Government International Bond
9.125% due 05/19/2009		30	33
7.375% due 04/25/2012		90	98

Total Sovereign Issues (Cost $1,393)			1,437

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 0.8%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	146
France Telecom S.A.
6.750% due 03/14/2008		90	115
HSBC Holdings PLC
5.375% due 12/20/2012		60	79
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	45
Rogers Wireless, Inc.
7.625% due 12/15/2011		50	46

Total Foreign Currency-Denominated Issues (Cost $417)			431

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 03/19/2007		45	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$200	2
Strike @ JY115.000 Exp. 05/26/2006		100	1

Total Purchased Put Options (Cost $5)			3

	Shares

CONVERTIBLE PREFERRED STOCK 0.2%

Metlife, Inc.
6.375% due 08/15/2008		4,000	108

Total Convertible Preferred Stock (Cost $100)			108

PREFERRED STOCK 0.2%

Goldman Sachs Group, Inc.
5.060% due 12/31/2049		4,000	103
Total Preferred Stock (Cost $100)			103

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 18.5%

Commercial Paper 5.5%

Danske Corp.
4.700% due 06/01/2006		$500	496
DnB NORBank ASA
4.650% due 06/08/2006		1,200	1,189
HBOS Treasury Services PLC
4.670% due 05/23/2006		300	298
Nordea N.A., Inc.
4.650% due 05/15/2006		1,000	995
UBS Finance Delaware LLC
4.440% due 04/28/2006		100	100

			3,078

Repurchase Agreement 2.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,396. Repurchase proceeds are $1,368.)		1,367	1,367

France Treasury Bills 6.1%

2.429% due 05/04/2006-06/15/2006 (c)	EC	2,840	3,430

Netherlands Treasury Bills 0.1%

2.461% due 04/28/2006		50	60

Spain Treasury Bills 3.9%

1.010% due 06/23/2006		1,810	2,181

U.S. Treasury Bills 0.4%

4.496% due 06/15/2006 (d)		$240	238

Total Short-Term Instruments (Cost $10,305)			10,354

Total Investments (a) 106.1% (Cost $60,187)			$59,258

Written Options (f) (0.0%) (Premiums $28)			(27)

Other Assets and Liabilities (Net) (6.1%)			(3,397)

Net Assets 100.0%			$55,834

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $153 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $238 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	72	$(25)
90-Day Eurodollar June Futures	Long	06/2007	30	(39)
90-Day Eurodollar September Futures	Long	09/2007	85	(64)
90-Day Eurodollar September Futures	Short	09/2008	50	21
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	21	(77)

				$(184)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  67

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2006

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$2
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$5,800	(77)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		400	8
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,000	18
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		500	(23)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,540	73
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	4
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(64)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		1,000	(58)

							$(117)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	4
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	2
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	200	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	298	2
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	0
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	200	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	190	1
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	1
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	0.200%	09/20/2006	250	0
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.450% due 07/16/2031	Buy	(3.700%)	12/20/2006	200	2
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	9
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	4.450%	12/20/2006	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	03/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	1
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%	06/20/2010	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	400	(2)
Morgan Stanley Dean Witter & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%	03/20/2011	300	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.150%	06/20/2006	500	4

						$28

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$113.000	05/26/2006	15	$3	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/26/2006	30	8	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	111.000	05/26/2006	15	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	30	7	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	30	7	17

			Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY112.000	05/26/2006	$100	1	0
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	200	1	1

				$28	$27

68  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(g)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	58	07/2006	$1	$0	$1
Buy		51	08/2006	0	0	0
Sell	C$	100	05/2006	0	0	0
Buy	CP	14,495	07/2006	0	0	0
Buy		13,000	08/2006	0	0	0
Buy	EC	34	04/2006	0	0	0
Sell		4,755	04/2006	12	(7)	5
Buy	JY	66,158	05/2006	2	0	2
Buy	KW	21,900	07/2006	0	0	0
Buy		8,246	08/2006	0	0	0
Buy		35,969	09/2006	0	0	0
Buy	MP	370	08/2006	0	(1)	(1)
Buy		339	09/2006	0	(1)	(1)
Buy	PN	35	05/2006	0	0	0
Buy		83	08/2006	0	(1)	(1)
Buy		35	09/2006	0	0	0
Buy	PZ	111	05/2006	0	0	0
Buy		34	09/2006	0	0	0
Buy	RP	1,109	08/2006	0	0	0
Buy		911	09/2006	0	0	0
Buy	RR	286	07/2006	0	0	0
Buy		200	08/2006	0	0	0
Buy		1,007	09/2006	0	0	0
Buy	S$	17	07/2006	0	0	0
Buy		53	08/2006	0	0	0
Buy		18	09/2006	0	0	0
Buy	SR	153	05/2006	0	0	0
Buy	SV	834	08/2006	0	0	0
Buy		1,432	09/2006	0	0	0
Buy	T$	241	08/2006	0	0	0
Buy		335	09/2006	0	0	0

				$15	$(10)	$5

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  69

Schedule of Investments

Low Duration Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.7%

Banking & Finance 5.9%

American General Finance Corp.
4.980% due 03/23/2007	$8,700	$8,706
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	2,700	2,677
Bear Stearns Cos., Inc.
4.890% due 03/08/2007	81,250	81,315
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	147
CIT Group, Inc.
5.160% due 09/20/2007	9,200	9,233
4.984% due 05/23/2008	9,200	9,228
Citigroup, Inc.
4.740% due 11/01/2007	3,600	3,605
4.730% due 05/02/2008	33,000	33,034
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	5,312
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,051
7.100% due 03/15/2007	6,700	6,808
Ford Motor Credit Co.
7.750% due 02/15/2007	13,700	13,494
5.880% due 03/21/2007	3,759	3,704
7.200% due 06/15/2007	4,600	4,541
General Electric Capital Corp.
2.750% due 09/25/2006	200	198
4.905% due 01/15/2008	22,700	22,733
General Motors Acceptance Corp.
6.125% due 09/15/2006	3,940	3,922
7.430% due 12/01/2021	156	157
Golden West Financial Corp.
5.500% due 08/08/2006	700	701
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	27,600	27,613
4.669% due 10/05/2007	3,000	3,008
4.810% due 11/10/2008	31,800	31,831
5.025% due 12/22/2008	36,400	36,432
HSBC Bank USA N.A.
4.710% due 07/28/2008	22,400	22,428
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	7,863
HSBC Finance Corp.
5.030% due 10/04/2007	48,200	48,254
5.040% due 09/15/2008	16,600	16,654
International Lease Finance Corp.
3.125% due 05/03/2007	300	293
John Deere Capital Corp.
4.860% due 08/24/2006	12,700	12,705
4.500% due 08/25/2008	900	884
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	29,970	30,011
Merrill Lynch & Co., Inc.
4.765% due 07/27/2007	7,200	7,214
Morgan Stanley
4.725% due 01/18/2008	12,100	12,124
4.830% due 02/09/2009	8,500	8,514
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (j)	42,600	42,600
Phoenix Quake Ltd.
7.440% due 07/03/2008	6,500	6,604
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008	3,000	2,705
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	6,400	6,486
Pricoa Global Funding I
4.970% due 09/12/2008	10,000	10,012
4.890% due 03/03/2009	22,000	22,009
Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,364
Putnam CBO I Ltd.
5.049% due 06/12/2009	749	756
Royal Bank of Scotland Group PLC
4.664% due 07/21/2008	28,600	28,620
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	68,300	68,370
Vita Capital Ltd.
6.340% due 01/01/2007	3,800	3,803
Wachovia Corp.
4.710% due 10/28/2008	21,900	21,923

		717,646

Industrials 1.7%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,062
7.650% due 07/01/2008	7,500	7,841
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	13,800	13,804
5.100% due 03/07/2007	25,600	25,616
5.360% due 09/10/2007	10,500	10,534
4.050% due 06/04/2008	80	78
Devon Energy Corp.
2.750% due 08/01/2006	10,400	10,311
El Paso Corp.
6.500% due 05/15/2006	6,350	6,366
7.625% due 09/01/2008	1,075	1,102
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	12,298
HCA, Inc.
8.850% due 01/01/2007	1,200	1,232
5.250% due 11/06/2008	3,450	3,408
Historic TW, Inc.
8.110% due 08/15/2006	3,400	3,432
8.180% due 08/15/2007	5,000	5,179
Kroger Co.
7.625% due 09/15/2006	2,250	2,271
7.800% due 08/15/2007	955	984
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	46,470	46,506
Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,723
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,848
Time Warner, Inc.
6.125% due 04/15/2006	5,500	5,501
Tyco International Group S.A.
5.800% due 08/01/2006	5,600	5,607

		200,703

Utilities 1.1%

American Electric Power Co., Inc.
6.125% due 05/15/2006	17,631	17,646
BellSouth Corp.
4.258% due 04/26/2021	20,175	20,163
Dominion Resources, Inc.
5.049% due 05/15/2006	4,500	4,500
3.660% due 11/15/2006	6,705	6,636
5.265% due 09/28/2007	10,755	10,769
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,605
Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,602
Southern California Edison Co.
4.767% due 02/02/2009	20,470	20,484
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,547
TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,584

		131,536

Total Corporate Bonds & Notes (Cost $1,068,635)		1,049,885

U.S. GOVERNMENT AGENCIES 25.9%

Fannie Mae
0.950% due 03/25/2009 (d)	1,091	12
3.998% due 11/01/2017	47	47
4.000% due 05/01/2011	302	289
4.234% due 04/01/2034	6,019	5,909
4.250% due 07/01/2017-05/25/2033 (c)	13,655	13,094
4.285% due 04/26/2035	4,176	4,177
4.362% due 03/01/2035	12,561	12,426
4.440% due 08/01/2017-07/01/2018 (c)	25	25
4.467% due 12/01/2017	34	34
4.500% due 06/01/2011-08/01/2035 (c)	48,045	46,106
4.540% due 06/01/2017	26	26
4.557% due 02/01/2028	16	16
4.560% due 09/01/2035	19,750	19,515
4.564% due 01/01/2021	42	41
4.603% due 01/01/2028	117	117
4.673% due 05/01/2035	15,658	15,380
4.675% due 07/01/2035	17,315	17,028
4.676% due 07/01/2035	21,853	21,466
4.727% due 03/01/2035	3,444	3,417
4.730% due 01/01/2035	24,235	23,887
4.810% due 09/22/2006	57,600	57,598
4.818% due 07/01/2042	34,154	34,268
4.858% due 07/25/2035	5,417	5,421
4.868% due 09/25/2035-09/01/2041 (c)	81,471	81,916
4.884% due 04/01/2018	1,588	1,589
4.908% due 07/25/2017	813	822
4.926% due 10/01/2035	10,371	10,180
4.997% due 12/01/2023	51	51
5.000% due 12/01/2013-05/11/2036 (c)	1,501,722	1,465,582
5.018% due 10/01/2030-11/01/2039 (c)	3,116	3,148
5.155% due 11/01/2017	102	102
5.168% due 03/25/2044	1,592	1,594
5.218% due 05/25/2031-06/25/2032 (c)	4,241	4,246
5.379% due 06/01/2022	13	13
5.420% due 11/01/2018	5	5
5.444% due 04/25/2022	27	28
5.467% due 09/01/2032	3,561	3,567
5.500% due 10/01/2008-04/12/2036 (c)	462,356	453,300
5.725% due 11/01/2027	171	175
5.755% due 07/01/2017	86	87
5.794% due 04/01/2024	368	377
6.000% due 03/01/2009-04/12/2036 (c)	93,595	94,870
6.049% due 02/01/2028	600	617
6.109% due 10/01/2024	434	444
6.170% due 01/01/2024	17	18
6.273% due 08/01/2029	1,604	1,624
6.284% due 07/01/2023	98	100
6.500% due 03/25/2009-(d)	259	17
6.500% due 06/01/2008-12/25/2042 (c)	35,157	36,227
6.661% due 01/01/2024	342	350
7.000% due 01/01/2008-01/01/2032 (c)	10,938	11,072
7.500% due 02/01/2013	8	8
8.000% due 12/25/2021-11/01/2031 (c)	5,465	5,832
8.500% due 02/01/2017-04/01/2025 (c)	300	320
8.800% due 01/25/2019	145	154
9.000% due 03/25/2021-01/01/2025 (c)	546	586
9.250% due 10/25/2018	9	10
9.500% due 03/25/2020-11/01/2025 (c)	1,319	1,439
10.000% due 10/01/2009-05/01/2022 (c)	100	103

70  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
10.500% due 07/01/2014-12/01/2024 (c)	$9	$10
11.000% due 11/01/2020	8	9
11.250% due 10/01/2015	9	10
11.500% due 11/01/2019-02/01/2020 (c)	10	11
11.750% due 02/01/2016	12	13
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	4	4
15.500% due 10/01/2012-12/01/2012 (c)	1	1
15.750% due 12/01/2011	5	6
16.000% due 09/01/2012-12/01/2012 (c)	3	3
256.000% due 11/01/2008 (d)	1	2
Federal Home Loan Bank
0.000% due 02/05/2007	11,100	10,291
2.250% due 05/15/2006	90	90
Federal Housing Administration
7.421% due 11/01/2019	39	39
7.430% due 10/01/2020-11/01/2025 (c)	10,132	10,217
Freddie Mac
3.000% due 02/15/2023	4,602	4,535
4.000% due 09/15/2015 (d)	5,075	660
4.000% due 10/15/2024	300	291
4.375% due 03/01/2017	60	60
4.500% due 06/01/2018	58	55
4.718% due 06/01/2035	77,210	75,239
4.719% due 08/01/2035	125,628	123,504
4.738% due 08/15/2032	1,232	1,237
4.807% due 02/01/2020	529	528
4.827% due 08/01/2035	33,841	33,561
4.921% due 07/01/2035	32,553	32,166
5.000% due 04/15/2016-07/15/2024 (c)	86,147	85,348
5.078% due 08/25/2031	8,730	8,777
5.098% due 09/25/2031	15,962	15,970
5.099% due 12/15/2030	21,456	21,541
5.149% due 06/15/2018	7,151	7,159
5.199% due 11/15/2030	19	19
5.500% due 02/15/2014-07/15/2034 (c)	40,300	40,176
5.532% due 07/01/2018	86	88
5.700% due 10/15/2020	93	93
5.701% due 12/01/2022	91	93
5.750% due 03/15/2021	62	62
5.792% due 06/01/2024	126	128
5.798% due 09/01/2023	42	43
5.875% due 01/01/2017	9	9
5.892% due 11/01/2022	425	433
5.903% due 10/01/2023	264	270
5.960% due 10/01/2027	73	74
5.990% due 01/01/2024	472	482
6.000% due 06/01/2006-01/01/2033 (c)	23,263	23,550
6.057% due 11/01/2023	49	50
6.415% due 01/01/2024	180	185
6.500% due 08/15/2011-07/25/2043 (c)	94,531	95,986
6.625% due 02/01/2023	8	8
6.710% due 03/01/2024	19	19
7.000% due 01/01/2030-04/01/2032 (c)	125	130
7.500% due 07/15/2030	1,030	1,050
8.000% due 07/01/2006-12/01/2024 (c)	529	556
8.250% due 10/01/2007-01/01/2009 (c)	3	3
8.500% due 01/01/2007-11/01/2025 (c)	1,249	1,346
9.000% due 12/15/2020-08/01/2022 (c)	567	593
9.500% due 03/01/2010-09/01/2021 (c)	161	165
9.750% due 11/01/2008	53	55
10.000% due 03/01/2016-05/15/2020 (c)	77	79
10.500% due 10/01/2010-02/01/2016 (c)	4	5
10.750% due 09/01/2009-08/01/2011 (c)	23	24
11.500% due 10/01/2015-01/01/2016 (c)	8	8
11.750% due 08/01/2015	1	1
14.000% due 09/01/2012-04/01/2016 (c)	2	2
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011-12/01/2011 (c)	1	1
Government National Mortgage Association
4.000% due 07/16/2027-02/20/2032 (c)	25,015	24,884
4.375% due 04/20/2016-05/20/2030 (c)	11,605	11,681
4.500% due 07/20/2030-03/20/2031 (c)	515	519
4.625% due 03/20/2019	45	45
4.750% due 08/20/2022-07/20/2027 (c)	6,856	6,899
5.125% due 10/20/2023-12/20/2027 (c)	5,312	5,345
5.301% due 12/16/2025	261	264
6.000% due 01/15/2029-10/15/2032 (c)	403	408
6.500% due 09/15/2032-05/15/2034 (c)	94	98
7.000% due 03/15/2011-10/15/2011 (c)	27	27
7.500% due 02/15/2007-09/15/2031 (c)	353	372
8.000% due 11/15/2006-06/20/2031 (c)	3,592	3,814
8.500% due 12/15/2021-08/15/2030 (c)	122	132
9.000% due 03/15/2017-11/15/2030 (c)	434	473
9.500% due 10/15/2016-06/15/2025 (c)	31	34
9.750% due 08/15/2017	23	25
10.000% due 10/15/2013-11/15/2020 (c)	9	10
10.500% due 11/15/2019-02/15/2021 (c)	3	3
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	7	8
11.750% due 08/15/2013	5	5
12.000% due 06/20/2015	1	2
13.000% due 10/15/2013	4	5
13.500% due 05/15/2011-11/15/2012 (c)	9	9
16.000% due 02/15/2012	8	10
Small Business Administration
7.640% due 03/10/2010	424	446

Total U.S. Government Agencies (Cost $3,180,635)		3,113,522

MORTGAGE-BACKED SECURITIES 13.6%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	77,962	76,382
4.390% due 02/25/2045	25,360	24,688
4.440% due 02/25/2045	74,235	72,343
Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043	4,391	4,334
Banc of America Funding Corp.
4.115% due 05/25/2035	330,988	320,578
Banc of America Mortgage Securities
6.500% due 10/25/2031	13,722	13,835
5.446% due 10/20/2032	2,403	2,402
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030	289	289
5.346% due 01/25/2033	4,923	4,907
5.619% due 01/25/2033	2,667	2,652
5.062% due 03/25/2033	14,091	14,028
5.450% due 03/25/2033	29,634	29,262
4.815% due 01/25/2034	24,260	23,909
4.625% due 10/25/2035	71,687	69,828
4.750% due 10/25/2035	91,627	88,760
4.799% due 11/25/2035	124,122	122,336
Bear Stearns Alt-A Trust
5.312% due 03/25/2035	50,319	49,573
5.415% due 05/25/2035	52,755	52,774
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019	10	10
5.750% due 02/25/2033	1,033	1,031
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	13,170	13,217
Countrywide Home Loan Mortgage Pass-Through Trust
5.108% due 04/25/2035	11,176	11,203
5.250% due 11/20/2035	43,565	43,099
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	11,686	11,750
5.148% due 03/25/2032	5,821	5,821
6.173% due 06/25/2032	751	749
5.679% due 10/25/2032	1,297	1,295
5.368% due 08/25/2033	319	320
4.938% due 12/15/2040	21,111	20,925
DLJ Acceptance Trust
11.000% due 08/01/2019	115	124
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	205
Drexel Burnham Lambert CMO Trust
5.380% due 05/01/2016	5	5
First Horizon Alternative Mortgage Securities
4.754% due 06/25/2034	28,977	28,527
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2,442	2,426
4.541% due 09/25/2035	124,598	121,818
4.547% due 09/25/2035	18,288	18,038
Impac CMB Trust
5.068% due 01/25/2034	15,357	15,375
Imperial Savings Association
8.428% due 02/25/2018	72	72
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	21	22
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	27,314	27,122
Mastr Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	11,819	11,128
3.787% due 12/21/2034	11,129	11,061
MASTR Asset Securitization Trust
5.500% due 09/25/2033	29,655	28,830
Mellon Residential Funding Corp.
4.354% due 07/25/2029	1,571	1,575
4.989% due 06/15/2030	35,555	35,508
Merrill Lynch Mortgage Investors, Inc.
4.495% due 02/25/2035	40,348	39,299
Nationslink Funding Corp.
5.048% due 11/10/2030	511	513
Prime Mortgage Trust
5.218% due 02/25/2019	2,636	2,641
5.218% due 02/25/2034	10,892	10,928
Prudential-Bache CMO Trust
8.400% due 03/20/2021	411	411

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  71

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
RAAC Series
5.000% due 09/25/2034		$3,240	$3,187
Resecuritization Mortgage Trust
5.068% due 04/26/2021		270	262
Salomon Brothers Mortgage Securities
8.000% due 09/25/2030		35	35
Sears Mortgage Securities
12.000% due 02/25/2014		13	13
Sequoia Mortgage Trust
5.076% due 08/20/2032		11,930	11,943
SLH Mortgage Trust
9.600% due 03/25/2021		173	172
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,008	1,006
5.106% due 09/19/2032		20,042	20,074
5.098% due 02/25/2036		10,477	10,472
Structured Asset Securities Corp.
6.250% due 01/25/2032		915	913
6.150% due 07/25/2032		954	970
Torrens Trust
5.009% due 07/15/2031		1,198	1,199
Vendee Mortgage Trust
6.500% due 05/15/2029		43,754	44,372
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033		510	508
6.094% due 02/25/2033		1,517	1,519
Washington Mutual, Inc.
4.816% due 10/25/2032		121	120
4.597% due 02/27/2034		16,764	16,460
5.108% due 06/25/2042		19,149	19,262
5.018% due 08/25/2042		13,445	13,317
5.108% due 10/25/2045		16,185	16,272
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		41,961	41,573

Total Mortgage-Backed Securities (Cost $1,668,353)			1,641,577

ASSET-BACKED SECURITIES 8.0%

AAA Trust
4.918% due 04/25/2035		20,015	20,052
Accredited Mortgage Loan Trust
4.918% due 07/25/2035		3,648	3,650
ACE Securities Corp.
4.928% due 10/25/2035		102,762	102,845
Aegis Asset-Backed Securities Trust
4.938% due 03/25/2035		888	889
Amortizing Residential Collateral Trust
5.108% due 07/25/2032		744	741
Argent Securities, Inc.
4.938% due 10/25/2035		24,292	24,310
4.958% due 12/25/2035		71,803	71,857
Asset-Backed Securities Corp. Home Equity
5.269% due 06/15/2031		7	7
4.918% due 07/25/2035		8,665	8,671
Bear Stearns Asset-Backed Securities, Inc.
5.018% due 09/25/2034		12,586	12,602
5.268% due 03/25/2043		9,653	9,676
Carrington Mortgage Loan Trust
4.908% due 05/25/2035		6,852	6,857
4.898% due 06/25/2035		6,362	6,366
Chase Funding Mortgage Loan Asset-Backed Certificates
5.138% due 11/25/2031		4,619	4,622
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033		4,657	4,668
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		7,475	7,481
4.928% due 09/25/2035		27,318	27,338
Community Program Loan Trust
4.500% due 10/01/2018		6,662	6,528
Countrywide Asset-Backed Certificates
4.908% due 03/25/2035		1,584	1,585
4.938% due 03/25/2035		7,675	7,680
4.898% due 06/25/2035		12,195	12,204
4.908% due 07/25/2035		9,730	9,737
4.918% due 08/25/2035		28,149	28,170
4.898% due 10/25/2035		43,419	43,451
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032		207	207
Equity One ABS, Inc.
5.098% due 11/25/2032		11,217	11,240
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		2,500	2,502
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		18,651	18,665
First NLC Trust
4.928% due 09/25/2035		16,278	16,289
4.928% due 12/25/2035		14,808	14,818
First USA Credit Card Master Trust
4.838% due 01/12/2009		12,895	12,905
Fremont Home Loan Trust
4.928% due 06/25/2035		3,955	3,957
4.908% due 01/25/2036		25,694	25,714
GSAMP Trust
4.928% due 01/25/2036		23,395	23,411
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033		15,217	15,270
Household Mortgage Loan Trust
5.076% due 05/20/2032		2,164	2,165
IXIS Real Estate Capital Trust
4.898% due 09/25/2035		7,742	7,747
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		34,040	34,067
4.908% due 01/25/2036		29,547	29,566
Metris Master Trust
5.096% due 11/20/2009		20,400	20,420
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		73	74
Nelnet Student Loan Trust
4.653% due 01/25/2016		2,674	2,676
New Century Home Equity Loan Trust
4.928% due 09/25/2035		42,595	42,627
Ocwen Mortgage Loan Asset-Backed Certificates
5.245% due 10/25/2029		12	12
Option One Mortgage Loan Trust
4.918% due 08/25/2035		26,122	26,142
Park Place Securities, Inc.
4.928% due 08/25/2035		26,221	26,243
Quest Trust
4.898% due 12/25/2035		14,649	14,660
Renaissance Home Equity Loan Trust
5.168% due 08/25/2032		931	935
Residential Asset Mortgage Products, Inc.
4.948% due 05/25/2027		3,116	3,118
Residential Asset Securities Corp.
5.048% due 06/25/2031		8	8
SACO I, Inc.
4.928% due 09/25/2035		41,573	41,597
SLM Student Loan Trust
4.960% due 03/15/2013		6,270	6,273
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		6,249	6,253
4.918% due 07/25/2035		4,359	4,362
4.928% due 11/25/2035		54,353	54,393
4.918% due 12/25/2035		14,919	14,930
Structured Asset Securities Corp.
5.108% due 01/25/2033		754	757
4.918% due 08/25/2035		23,767	23,784
Wachovia Auto Owner Trust
4.820% due 02/20/2009		35,500	35,431
WMC Mortgage Loan Pass-Through Certificates
5.429% due 05/15/2030		437	437

Total Asset-Backed Securities (Cost $964,716)			965,642

SOVEREIGN ISSUES 1.0%

Brazilian Government International Bond
5.188% due 04/15/2006		7,232	7,169
5.250% due 04/15/2009		27,302	27,310
5.250% due 04/15/2012		7,494	7,509
8.000% due 01/15/2018		23,100	25,087
Korea Development Bank
5.050% due 11/22/2012		2,200	2,204
Panama Government International Bond
9.375% due 07/23/2012		480	559
Peru Government International Bond
9.125% due 02/21/2012		400	454
Russia Government International Bond
10.000% due 06/26/2007		19,800	20,885
8.250% due 03/31/2010		24,800	26,293

Total Sovereign Issues (Cost $115,587)			117,470

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.0%

JSG Holding PLC
5.716% due 11/29/2014	EC	843	1,039
5.876% due 11/29/2014		651	800
5.886% due 11/29/2014		489	602
5.904% due 11/29/2014		434	533
5.971% due 11/29/2014		1,583	1,949

Total Foreign Currency-Denominated Issues (Cost $4,745)			4,923

	Notional Amount (000s)

PURCHASED CALL OPTIONS (k) 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	57,300	39
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$153,000	2
Strike @ 4.500% Exp. 04/06/2006		208,700	0
Strike @ 4.750% Exp. 05/02/2006		503,000	1
Strike @ 4.750% Exp. 08/07/2006		587,000	197
Strike @ 4.500% Exp. 08/07/2006		326,000	22
Strike @ 4.750% Exp. 08/08/2006		175,000	60
Strike @ 4.500% Exp. 10/04/2006		217,000	43
Strike @ 4.500% Exp. 10/04/2006		160,000	37
Strike @ 4.250% Exp. 10/11/2006		240,000	15
Strike @ 4.250% Exp. 10/12/2006		235,000	15
Strike @ 4.500% Exp. 10/18/2006		449,000	126
Strike @ 4.250% Exp. 10/19/2006		75,000	6
Strike @ 4.250% Exp. 10/24/2006		132,000	11
Strike @ 4.250% Exp. 10/25/2006		317,000	26

72  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Notional Amount (000s)	Value (000s)
Strike @ 4.800% Exp. 12/22/2006	$375,000	$586
Strike @ 5.000% Exp. 03/08/2007	365,000	1,272
Strike @ 5.000% Exp. 03/08/2007	184,000	641

Total Purchased Call Options (Cost $17,773)		3,099

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $ 92.250 Exp. 12/18/2006	6,470	41
Strike @ $ 92.000 Exp. 12/18/2006	6,062	38
Strike @ $ 92.750 Exp. 12/18/2006	3,750	23
Strike @ $ 92.500 Exp. 12/18/2006	2,875	18
90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 03/19/2007	26,527	166
90-Day Eurodollar September Futures (CME)
Strike @ $ 92.750 Exp. 09/18/2006	15,311	96

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006	$11,500	70
Strike @ JY115.000 Exp. 05/26/2006	38,900	306
Strike @ JY116.000 Exp. 05/26/2006	26,600	266
Strike @ JY115.000 Exp. 05/26/2006	18,600	154

Total Purchased Put Options (Cost $2,118)		1,178

	Shares

PREFERRED STOCK 0.9%

DG Funding Trust
6.777% due 12/31/2049	9,632	102,189
Home Ownership Funding Corp.
13.331% due 12/31/2049	8,625	2,068

Total Preferred Stock (Cost $107,332)		104,257

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 38.1%

Certificates of Deposit 4.0%

Barclays Bank PLC
4.530% due 01/29/2007	$125,400	125,383
Citibank New York N.A.
4.720% due 05/17/2006	200,000	200,000
4.820% due 06/07/2006	150,000	150,000

		475,383

Commercial Paper 25.5%

ANZ National (Int’l) Ltd.
4.490% due 04/12/2006	7,000	6,992
ASB Bank Ltd.
4.630% due 05/10/2006	300	299
4.795% due 06/14/2006	300	297
Bank of America Corp.
4.450% due 04/12/2006	25,000	24,972
4.415% due 04/13/2006	100,000	99,877
4.760% due 06/06/2006	100,000	99,103
Bank of Ireland
4.610% due 05/08/2006	4,300	4,281
4.680% due 05/23/2006	5,100	5,067
4.770% due 06/08/2006	500	495
4.760% due 06/09/2006	100,000	99,061
Barclays U.S. Funding Corp.
4.540% due 04/18/2006	500	499
4.645% due 05/15/2006	4,000	3,978
4.675% due 05/23/2006	6,000	5,961
BNP Paribas Finance
4.850% due 04/03/2006	300	300
4.450% due 04/10/2006	3,900	3,897
4.480% due 04/20/2006	9,100	9,081
4.660% due 05/22/2006	400	397
Caisse d’Amortissement de la Dette Sociale
4.540% due 05/24/2006	57,300	56,931
Carolina Power & Light Co.
4.560% due 04/21/2006	22,800	22,748
CBA (de) Finance
4.430% due 04/07/2006	1,900	1,899
4.440% due 04/10/2006	5,600	5,595
4.660% due 05/22/2006	2,900	2,882
4.810% due 06/15/2006	19,575	19,375
4.800% due 06/16/2006	10,700	10,589
4.810% due 06/19/2006	8,900	8,804
Cox Communications, Inc.
4.720% due 07/17/2006	18,100	18,100
Danske Corp.
4.420% due 04/06/2006	2,900	2,899
4.480% due 04/06/2006	4,000	3,998
4.490% due 04/24/2006	4,500	4,488
4.515% due 04/26/2006	1,200	1,197
4.710% due 06/02/2006	2,800	2,776
4.720% due 06/06/2006	300,000	297,309
4.840% due 06/27/2006	25,300	25,000
Dexia Delaware LLC
4.600% due 05/09/2006	1,500	1,493
4.635% due 05/15/2006	3,700	3,680
4.840% due 06/27/2006	1,500	1,482
DnB NORBank ASA
4.500% due 04/05/2006	200	200
4.485% due 04/18/2006	2,200	2,196
4.600% due 04/18/2006	16,200	16,169
4.630% due 04/18/2006	3,700	3,693
4.520% due 04/21/2006	800	798
4.470% due 04/28/2006	2,100	2,093
4.710% due 06/01/2006	3,300	3,275
4.750% due 06/01/2006	2,500	2,481
4.650% due 06/08/2006	10,100	10,007
4.800% due 06/08/2006	800	793
4.755% due 06/13/2006	10,600	10,495
4.790% due 07/10/2006	10,600	10,455
Fannie Mae
4.316% due 04/03/2006	15,900	15,900
4.435% due 04/26/2006	18,800	18,747
4.437% due 04/26/2006	6,500	6,482
4.390% due 05/10/2006	300	299
4.645% due 05/26/2006	2,200	2,185
4.644% due 06/07/2006	1,700	1,685
4.660% due 06/07/2006	3,100	3,072
4.735% due 06/21/2006	12,100	11,966
4.678% due 06/28/2006	5,100	5,039
4.680% due 06/28/2006	1,037	1,025
4.720% due 06/28/2006	3,566	3,523
Federal Home Loan Bank
4.434% due 04/26/2006	12,000	11,964
4.438% due 04/26/2006	144,801	144,390
4.461% due 04/28/2006	32,001	31,900
4.440% due 06/07/2006	7,000	6,936
Florida Power Corp.
4.560% due 04/24/2006	22,800	22,739
4.630% due 04/28/2006	18,900	18,839
ForeningsSparbanken AB
4.420% due 04/04/2006	700	700
4.605% due 05/09/2006	2,400	2,389
4.795% due 06/15/2006	1,300	1,287
Fortis Funding LLC
4.490% due 05/11/2006	300	299
4.810% due 06/22/2006	10,000	9,888
Freddie Mac
4.650% due 04/03/2006	219,300	219,300
4.490% due 05/02/2006	2,500	2,491
4.515% due 05/09/2006	9,200	9,158
4.355% due 05/31/2006	35,000	34,754
4.420% due 06/05/2006	500	496
4.640% due 06/06/2006	3,100	3,072
4.642% due 06/06/2006	22,011	21,814
4.470% due 07/18/2006	1,200	1,182
4.720% due 07/24/2006	1,600	1,575
General Electric Capital Corp.
4.790% due 06/12/2006	14,500	14,358
4.810% due 06/12/2006	650	644
4.870% due 06/29/2006	35,900	35,464
HBOS Treasury Services PLC
4.430% due 04/04/2006	300	300
4.610% due 05/08/2006	800	796
4.610% due 05/09/2006	900	896
4.630% due 05/15/2006	1,900	1,890
4.635% due 05/15/2006	4,900	4,873
4.670% due 05/18/2006	6,000	5,965
4.670% due 05/23/2006	3,700	3,676
4.680% due 05/24/2006	70,000	69,536
4.680% due 05/25/2006	100,000	99,324
4.720% due 06/02/2006	50,100	49,678
4.745% due 06/08/2006	7,400	7,332
4.760% due 06/09/2006	6,200	6,142
4.780% due 06/09/2006	9,100	9,015
4.785% due 06/13/2006	8,200	8,118
4.795% due 06/15/2006	8,100	8,017
ING U.S. Funding LLC
4.660% due 04/13/2006	2,850	2,846
4.480% due 04/19/2006	1,000	998
4.500% due 04/21/2006	9,800	9,778
4.640% due 05/02/2006	5,400	5,380
4.710% due 05/02/2006	8,100	8,069
4.600% due 05/08/2006	4,700	4,679
4.730% due 05/15/2006	7,900	7,856
4.690% due 05/25/2006	700	695
4.780% due 06/09/2006	2,400	2,377
4.820% due 06/19/2006	1,500	1,484
4.830% due 06/19/2006	13,600	13,454
IXIS Commercial Paper Corp.
4.660% due 05/22/2006	32,800	32,592
Nordea N.A., Inc.
4.500% due 04/20/2006	1,300	1,297
4.505% due 04/24/2006	500	499
4.550% due 04/25/2006	11,000	10,969
4.600% due 05/08/2006	6,700	6,670
4.650% due 05/15/2006	1,300	1,293
4.740% due 06/02/2006	900	892
Rabobank USA Financial Corp.
4.830% due 04/03/2006	2,100	2,100
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	13,300	13,262
4.650% due 05/17/2006	200	199
4.675% due 05/24/2006	1,400	1,391
4.710% due 05/30/2006	9,100	9,032
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006	18,100	18,084
4.780% due 06/09/2006	4,500	4,458

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  73

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Societe Generale N.A.
4.430% due 04/06/2006		$6,100	$6,098
4.430% due 04/20/2006		12,300	12,274
4.440% due 04/20/2006		4,200	4,191
4.670% due 05/22/2006		1,800	1,789
4.670% due 05/23/2006		1,400	1,391
Spintab AB
4.490% due 04/13/2006		1,700	1,698
4.490% due 04/18/2006		7,300	7,286
4.510% due 04/24/2006		147,300	146,912
4.550% due 04/25/2006		4,100	4,089
4.550% due 04/26/2006		1,300	1,296
4.640% due 05/15/2006		17,900	17,803
4.700% due 05/26/2006		2,300	2,284
4.760% due 06/02/2006		900	892
4.870% due 06/29/2006		500	494
Statens Bostadsfin Bank
4.460% due 04/10/2006		3,200	3,197
4.490% due 04/10/2006		10,000	9,991
4.635% due 04/24/2006		3,000	2,992
Svenska Handelsbanken, Inc.
4.425% due 04/05/2006		1,500	1,500
4.430% due 04/10/2006		4,300	4,296
4.550% due 04/27/2006		9,100	9,072
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		15,000	14,996
UBS Finance Delaware LLC
4.830% due 04/03/2006		95,600	95,600
4.430% due 04/10/2006		1,100	1,099
4.440% due 04/10/2006		1,600	1,599
4.480% due 04/20/2006		2,500	2,495
4.640% due 05/08/2006		1,400	1,394
4.660% due 05/22/2006		3,700	3,677
4.670% due 05/23/2006		1,300	1,292
Unicredit Delaware, Inc.
4.680% due 05/23/2006		122,000	121,207
4.800% due 06/15/2006		7,175	7,102
Westpac Capital Corp.
4.620% due 05/08/2006		80,900	80,537
4.700% due 05/23/2006		2,850	2,831
4.730% due 06/05/2006		170,000	168,497
4.780% due 06/05/2006		7,000	6,938
Westpac Trust Securities NZ Ltd.
4.425% due 04/04/2006		500	500
4.420% due 04/21/2006		5,665	5,652
4.520% due 04/25/2006		50,000	49,862
4.660% due 06/08/2006		45,500	45,079
World Bank
4.610% due 04/03/2006		200,000	200,000

			3,069,833

Repurchase Agreement 0.0%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.500% - 4.750% due 02/28/2011 - 03/31/2011 valued at $5,246. Repurchase proceeds are $5,102.)		5,100	5,100

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $21,271. Repurchase proceeds are $20,861.)		20,853	20,853

France Treasury Bills 4.9%
2.666% due 04/20/2006-07/20/2006 (c)	EC	487,160	589,069

Germany Treasury Bills 1.8%
2.656% due 08/16/2006-09/13/2006 (c)		118,730	217,740

Netherlands Treasury Bills 0.6%
0.4956% due 06/30/2006	EC	59,600	71,836

Spain Treasury Bills 0.3%
0.000% due 06/23/2006		31,320	37,733

U.S. Treasury Bills 0.8%

4.502% due 06/01/2006-06/15/2006 (c)(e)(f)		$98,455	97,494

Total Short-Term Instruments (Cost $4,587,941)			4,585,041

Total Investments (a) 96.2% (Cost $11,717,835)			$11,586,594

Written Options (h) (0.2%) (Premiums $30,721)			(24,740)

Other Assets and Liabilities (Net) 4.0%			485,052

Net Assets 100.0%			$12,046,906

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $126,774 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Interest only security.
(e)	Securities with an aggregate market value of $3,961 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $93,286 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	18,956	$(18,442)
90-Day Eurodollar December Futures	Long	12/2007	11,028	(10,078)
90-Day Eurodollar December Futures	Short	12/2008	1,118	517
90-Day Eurodollar June Futures	Long	06/2007	18,298	(19,309)
90-Day Eurodollar June Futures	Short	06/2008	1,118	506
90-Day Eurodollar March Futures	Long	03/2007	32,626	(35,219)
90-Day Eurodollar March Futures	Short	03/2008	1,118	506
90-Day Eurodollar September Futures	Long	09/2007	12,268	(11,705)
90-Day Eurodollar September Futures	Short	09/2008	1,118	517
U.S. Treasury 10-Year Note June Futures	Short	06/2006	2,542	2,820
U.S. Treasury 5-Year Note June Futures	Short	06/2006	9,279	5,415

				$(84,472)

74  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(g)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$200	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006	9,300	41
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	5,000	(31)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	8,900	176
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	8,000	163
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,500	33
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,700	(17)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	8,200	32
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	8,600	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	11
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	6,000	43
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,800	(9)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	87
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	39
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	99
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,000	(58)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	12,000	32
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	3,200	(8)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	12,000	(648)
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	10,000	27
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	8,700	29
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	167
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	161
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006	3,200	6
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	85
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	(187)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010	8,000	(306)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,800	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	24
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	(61)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	(435)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	6,000	17
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	10,900	69
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	10,000	66
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	17
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%	03/20/2007	20,000	140
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	6
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	99
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	25

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	181,700	$(1,065)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	(1,127)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	23,900	41
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	37
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$81,900	1,104

							$(1,010)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  75

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	1,835	$361	$115
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	353	82	66
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	1,835	247	487
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	411	199	375
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	12,324	9,676	17,100
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	1,258	1,360	2,430
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	416	232	322

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$11,500	41	20
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	18,600	96	49
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	38,900	284	104

					$12,578	$21,068

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	14,800	$221	$59
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		55,700	265	382
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$32,000	222	8
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		68,900	807	47
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		161,000	2,115	630
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		157,000	1,515	1,243
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		89,300	676	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		216,000	1,372	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		252,000	2,062	238
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		103,000	770	22
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		193,000	1,902	169
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		137,000	967	42
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		101,000	732	22
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		66,000	492	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		140,000	898	30
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		75,000	707	72
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		94,000	1,122	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		79,000	879	626
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		57,000	419	16

								$18,143	$3,672

(i)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$80,000	$(10)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	21,000	(4)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	46,000	(8)

		$(22)

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$42,600	$42,600	0.35%

76  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	9,061	05/2006	$0	$(150)	$(150)
Buy	BR	10,620	07/2006	169	0	169
Sell		6,475	07/2006	0	(73)	(73)
Buy	CP	2,668,560	07/2006	3	(8)	(5)
Sell		2,650,330	07/2006	0	(54)	(54)
Buy		4,220,000	08/2006	80	0	80
Sell		1,494,360	08/2006	0	(31)	(31)
Buy	CY	101,102	03/2007	0	(26)	(26)
Buy	EC	366,105	04/2006	0	(2,328)	(2,328)
Sell		99,102	04/2006	0	(888)	(888)
Sell		942,984	06/2006	0	(3,637)	(3,637)
Buy	JY	13,267,665	05/2006	234	(27)	207
Buy	KW	6,725,700	07/2006	72	0	72
Sell		735,625	07/2006	0	(4)	(4)
Buy		6,297,772	08/2006	0	(26)	(26)
Sell		3,256,100	08/2006	0	(17)	(17)
Buy		8,604,096	09/2006	23	0	23
Sell		8,293,104	09/2006	0	(44)	(44)
Buy	MP	84,800	08/2006	0	(269)	(269)
Sell		70,399	08/2006	0	(59)	(59)
Buy		38,210	09/2006	0	(84)	(84)
Buy	PN	10,780	05/2006	0	(86)	(86)
Buy		12,129	08/2006	0	(100)	(100)
Sell		21,287	08/2006	37	0	37
Buy		11,977	09/2006	0	(50)	(50)
Buy	PZ	20,370	05/2006	0	(91)	(91)
Sell		18,314	05/2006	0	(74)	(74)
Buy		11,547	09/2006	0	(21)	(21)
Buy	RP	144,530	08/2006	0	0	0
Sell		144,530	08/2006	0	(29)	(29)
Buy		234,041	09/2006	25	0	25
Sell		79,415	09/2006	0	(17)	(17)
Buy	RR	87,616	07/2006	33	0	33
Buy		220,890	08/2006	125	0	125
Sell		220,890	08/2006	0	(35)	(35)
Buy		103,963	09/2006	0	(7)	(7)
Buy	S$	5,190	07/2006	9	0	9
Sell		5,215	07/2006	0	(11)	(11)
Buy		14,362	08/2006	67	0	67
Sell		14,362	08/2006	0	(32)	(32)
Buy		5,850	09/2006	15	0	15
Buy	SR	3,304	05/2006	0	(3)	(3)
Sell		4,404	05/2006	0	(15)	(15)
Buy		2,609	08/2006	0	(3)	(3)
Buy	SV	362,436	09/2006	27	(5)	22
Sell		219,269	09/2006	0	(106)	(106)
Buy	T$	176,270	08/2006	0	(37)	(37)
Sell		176,270	08/2006	0	(28)	(28)
Buy		113,438	09/2006	0	(15)	(15)
Sell		113,438	09/2006	0	(19)	(19)

				$919	$(8,509)	$(7,590)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  77

Schedule of Investments

Short-Term Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%

OAO Rosneft Oil Co.
6.131% due 12/30/2008	$48	$48
6.368% due 12/30/2008	4,952	4,945

Total Bank Loan Obligations (Cost $4,975)		4,993

CORPORATE BONDS & NOTES 15.8%

Banking & Finance 8.5%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	3,900	3,927
CIT Group Holdings, Inc.
4.810% due 01/30/2009	17,100	17,121
CIT Group, Inc.
5.014% due 11/23/2007	75	75
Citigroup, Inc.
4.730% due 05/02/2008	5,300	5,305
5.000% due 12/26/2008	9,700	9,706
4.707% due 01/30/2009	31,900	31,913
Ford Motor Credit Co.
5.090% due 03/13/2007	708	686
5.880% due 03/21/2007	1,000	985
5.795% due 09/28/2007	2,000	1,920
General Motors Acceptance Corp.
5.645% due 05/18/2006	25	25
6.125% due 09/15/2006	3,332	3,317
5.500% due 01/16/2007	7,422	7,306
5.620% due 03/20/2007	4,450	4,360
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	42,010	42,029
4.944% due 07/23/2009	1,000	1,007
5.265% due 06/28/2010	5,260	5,288
GP Canada Finance Co.
7.200% due 12/15/2006	200	203
HSBC Finance Corp.
4.760% due 05/10/2007	8,380	8,387
5.040% due 09/15/2008	10,280	10,313
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	9,700	9,723
MBNA America Bank N.A.
6.500% due 06/20/2006	8,000	8,026
MBNA Corp.
5.140% due 05/05/2008	6,320	6,370
MBNA Europe Funding PLC
4.950% due 09/07/2007	22,900	22,919
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,200	2,225
6.750% due 08/01/2007	3,530	3,579
Morgan Stanley
4.830% due 02/09/2009	10,100	10,116
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (i)	29,200	29,200
Rabobank Nederland
4.640% due 01/15/2009	14,800	14,808
Riggs Capital Trust
8.625% due 12/31/2026	1,500	1,594
8.625% due 12/31/2026	8,600	9,137
8.875% due 03/15/2027	2,775	2,973
8.875% due 03/15/2027	3,371	3,612
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	19,200	19,210
SLM Corp.
4.743% due 01/25/2007	870	871
Toyota Motor Credit Corp.
4.716% due 09/18/2006	2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006	445	450
Vita Capital Ltd.
6.340% due 01/01/2007	3,000	3,003
VTB Capital S.A.
5.680% due 09/21/2007	11,400	11,409
Wachovia Bank N.A.
4.980% due 03/23/2009	3,300	3,302

		319,150

Industrials 4.1%

Airgas, Inc.
9.125% due 10/01/2011	900	957
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,558
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	5,135	5,141
5.380% due 05/24/2006	5,000	5,002
5.715% due 08/08/2006	400	401
5.100% due 03/07/2007	9,000	9,006
5.360% due 09/10/2007	22,000	22,072
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,003
El Paso Corp.
6.500% due 06/01/2008	3,000	3,008
Electronic Data Systems Corp.
6.334% due 08/17/2006	3,500	3,515
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,212
HCA, Inc.
7.125% due 06/01/2006	7,920	7,979
7.250% due 05/20/2008	650	670
5.250% due 11/06/2008	5,350	5,285
Historic TW, Inc.
8.110% due 08/15/2006	4,464	4,506
8.180% due 08/15/2007	5,381	5,574
HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,747
Host Marriott LP
9.250% due 10/01/2007	100	105
JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,072
Kerr-McGee Corp.
5.875% due 09/15/2006	1,800	1,811
MGM Mirage
9.750% due 06/01/2007	3,300	3,453
News America Holdings, Inc.
7.430% due 10/01/2026	18,500	19,853
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	8,075
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	1,650	1,674
Williams Cos., Inc.
5.935% due 02/16/2007	2,000	2,038
6.375% due 10/01/2010	7,000	6,965
Yum! Brands, Inc.
8.500% due 04/15/2006	9,810	9,819

		154,501

Utilities 3.2%

AT&T, Inc.
4.951% due 11/14/2008	2,000	2,005
BellSouth Corp.
4.258% due 04/26/2021	4,550	4,547
CMS Energy Corp.
9.875% due 10/15/2007	3,100	3,313
8.900% due 07/15/2008	1,300	1,388
7.500% due 01/15/2009	1,000	1,034
Dominion Resources, Inc.
5.049% due 05/15/2006	3,000	3,000
5.265% due 09/28/2007	14,000	14,018
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,392
5.610% due 12/08/2008	9,600	9,611
Florida Power Corp.
5.141% due 11/14/2008	17,400	17,417
NiSource, Inc.
3.628% due 11/01/2006	2,700	2,672
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,023
PSEG Power LLC
6.875% due 04/15/2006	9,859	9,863
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	4,800	4,808
Verizon Global Funding Corp.
4.879% due 08/15/2007	19,400	19,406
Virginia Electric & Power Co.
5.375% due 02/01/2007	385	385

		120,882

Total Corporate Bonds & Notes (Cost $594,621)		594,533

U.S. GOVERNMENT AGENCIES 19.3%

Fannie Mae
2.500% due 06/28/2006	500	497
2.810% due 09/28/2006	4,000	3,955
3.500% due 04/25/2011-04/25/2017 (d)	4,462	4,406
3.568% due 07/01/2034	112	111
3.765% due 06/01/2034	71	71
4.440% due 11/01/2025	30	30
4.540% due 02/01/2018	35	35
4.546% due 05/01/2021-04/01/2029 (d)	408	410
4.550% due 09/07/2006	50,000	50,008
4.565% due 05/01/2036	22,221	22,333
4.619% due 09/01/2035	1,502	1,485
4.630% due 05/01/2036	406	408
4.665% due 05/22/2006	37,000	36,991
4.725% due 09/07/2006	105,200	105,196
4.805% due 09/21/2006	15,000	14,999
4.810% due 09/22/2006	38,400	38,398
4.818% due 03/01/2044-10/01/2044 (d)	31,863	31,970
4.858% due 07/25/2035	1,833	1,834
4.948% due 03/25/2036	1,100	1,102
4.968% due 08/25/2034	4,139	4,135
5.018% due 11/26/2032	2,297	2,297
5.132% due 07/01/2029	466	474
5.168% due 09/25/2042	720	724
5.268% due 10/25/2030	12	12
5.418% due 10/25/2017	551	558
5.470% due 08/01/2026	20	20
5.477% due 01/01/2032	1,751	1,742
5.500% due 02/01/2014-03/01/2036 (d)	4,358	4,299
5.900% due 08/01/2029	3,419	3,491
6.000% due 02/25/2008	6	6
6.001% due 12/01/2040	1,384	1,416
6.250% due 10/01/2023	39	40
6.500% due 10/25/2023 (b)	78	8
6.500% due 11/01/2008-10/25/2042 (d)	1,764	1,760
7.000% due 03/01/2013	78	80
9.023% due 06/25/2032	1,227	1,285
Federal Home Loan Bank
2.375% due 12/26/2006	4,600	4,511
2.620% due 04/23/2007	2,390	2,330
3.000% due 04/20/2009-07/30/2013 (d)	2,600	2,543
3.500% due 05/13/2008-12/12/2008 (d)	3,235	3,119
4.000% due 01/16/2009	50,000	48,585
4.020% due 06/30/2009	2,000	1,935
4.150% due 01/12/2009	1,950	1,902
4.330% due 03/16/2010	2,500	2,427
4.400% due 02/08/2010	22,340	21,709
4.770% due 06/12/2006-06/13/2006 (d)	169,100	169,083

78  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Federal Housing Administration
7.350% due 04/01/2019	$322	$322
7.430% due 09/01/2022	90	91
7.435% due 02/01/2019	307	309
Freddie Mac
3.000% due 11/15/2017-12/15/2021 (d)	2,194	2,147
3.500% due 01/15/2013	2,300	2,277
4.000% due 11/15/2022	6,160	6,024
4.750% due 08/01/2017	160	160
4.818% due 10/25/2044-02/25/2045 (d)	22,607	22,740
4.900% due 11/03/2008	23,200	23,006
5.018% due 07/25/2044	29,301	29,452
5.149% due 06/15/2031	680	684
6.500% due 08/15/2008-07/25/2043 (d)	4,016	4,042
Government National Mortgage Association
4.000% due 02/20/2032	2,002	2,002
4.250% due 03/20/2029-03/20/2030 (d)	2,080	2,088
4.375% due 05/20/2021-05/20/2030 (d)	10,149	10,197
4.500% due 08/20/2029-09/20/2029 (d)	6,147	6,138
4.625% due 02/20/2019	38	38
4.750% due 07/20/2022-09/20/2027 (d)	995	1,002
5.125% due 10/20/2017-10/20/2027 (d)	1,647	1,661
5.251% due 02/16/2030	99	100
6.000% due 01/15/2032-03/20/2032 (d)	14,821	14,888
7.500% due 02/20/2030	270	279
8.000% due 12/15/2030-03/15/2032 (d)	297	318
8.500% due 06/20/2027	267	286
Small Business Administration
7.540% due 08/10/2009	188	197

Total U.S. Government Agencies (Cost $726,326)		725,178

U.S. TREASURY OBLIGATIONS 1.6%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	125	127
3.500% due 01/15/2011	456	482
U.S. Treasury Notes
2.250% due 04/30/2006	10,000	9,984
3.375% due 12/15/2008	16,500	15,905
4.000% due 03/15/2010	3,900	3,786
3.875% due 09/15/2010	32,340	31,118

Total U.S. Treasury Obligations (Cost $62,397)		61,402

MORTGAGE-BACKED SECURITIES 6.7%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,541	3,469
Banc of America Funding Corp.
4.626% due 02/20/2036	11,409	11,223
Banc of America Large Loan
4.949% due 11/15/2015	241	241
Banc of America Mortgage Securities
6.634% due 07/25/2032	432	434
5.446% due 10/20/2032	2,409	2,407
6.500% due 02/25/2033	1,696	1,688
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035	38,760	38,202
Bear Stearns Alt-A Trust
5.098% due 02/25/2034	2,276	2,278
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/2020	4,690	4,692
Countrywide Alternative Loan Trust
4.861% due 02/25/2036	7,661	7,686
Countrywide Home Loan Mortgage Pass-Through Trust
5.774% due 07/19/2031	15	15
5.088% due 04/25/2034	303	302
5.158% due 06/25/2035	19,274	19,348
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	176	177
5.368% due 08/25/2033	5,995	6,016
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	1,525	1,532
5.099% due 11/15/2031	943	947
5.049% due 08/15/2032	16,416	16,456
Fremont Home Loan Trust
4.963% due 04/25/2036	2,000	2,001
Greenwich Capital Acceptance, Inc.
6.655% due 06/25/2024	35	36
GSR Mortgage Loan Trust
4.541% due 09/25/2035	12,040	11,772
GSRPM Mortgage Loan Trust
5.218% due 11/25/2031	6,177	6,188
Harborview Mortgage Loan Trust
4.996% due 05/19/2035	4,950	4,959
5.016% due 03/19/2037	2,994	2,996
Indymac Adjustable Rate Mortgage Trust
5.167% due 01/25/2032	14	13
Indymac ARM Trust
6.586% due 01/25/2032	23	23
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,881	1,828
MASTR Seasoned Securities Trust
6.201% due 09/25/2017	932	939
Mellon Residential Funding Corp.
5.266% due 10/20/2029	7,484	7,555
5.189% due 12/15/2030	5,037	5,040
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	1,266	1,271
Residential Funding Mortgage Security
6.500% due 03/25/2032	439	439
Salomon Brothers Mortgage Securities VII
3.222% due 03/18/2036	2,699	2,661
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (b)	179,072	1,012
Sequoia Mortgage Trust
5.156% due 10/20/2027	5,866	5,882
5.116% due 06/20/2032	261	262
5.126% due 07/20/2033	9,772	9,825
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	308	309
5.126% due 03/19/2033	3,411	3,414
1.000% due 03/25/2036	14,900	14,900
Structured Asset Securities Corp.
6.070% due 02/25/2032	571	569
6.150% due 07/25/2032	1,557	1,583
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	862	857
Washington Mutual, Inc.
5.088% due 12/25/2027	11,435	11,434
5.138% due 12/25/2027	5,851	5,859
5.129% due 10/25/2032	1,972	1,961
5.151% due 06/25/2042	6,000	6,036
5.018% due 08/25/2042	5,326	5,275
4.751% due 02/25/2046	7,535	7,544
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035	11,419	11,103

Total Mortgage-Backed Securities (Cost $253,550)		252,659

ASSET-BACKED SECURITIES 8.7%

AAA Trust
4.918% due 11/26/2035	13,618	13,643
ACE Securities Corp.
4.948% due 03/25/2035	1,929	1,931
4.888% due 12/25/2035	3,531	3,533
4.898% due 02/25/2036	658	658
Aegis Asset-Backed Securities Trust
5.018% due 09/25/2034	733	733
4.938% due 03/25/2035	84	84
Ameriquest Mortgage Securities, Inc.
4.898% due 03/25/2035	1,857	1,858
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	1,110	1,113
5.108% due 07/25/2032	13	13
5.168% due 08/25/2032	138	139
Argent Securities, Inc.
5.268% due 09/25/2033	176	176
4.918% due 11/25/2035	9,233	9,241
4.958% due 12/25/2035	10,010	10,017
4.898% due 03/25/2036	4,122	4,125
4.892% due 05/25/2036	2,900	2,902
Asset-Backed Securities Corp. Home Equity
4.918% due 07/25/2035	528	528
4.928% due 11/25/2035	483	483
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032	1,419	1,422
5.268% due 07/25/2033	2,337	2,342
5.068% due 04/25/2035	1,657	1,660
4.888% due 12/25/2035	2,165	2,165
5.018% due 06/15/2043	52	52
Brazos Student Finance Corp.
5.620% due 06/01/2023	3,798	3,828
Carrington Mortgage Loan Trust
4.908% due 05/25/2035	819	819
4.898% due 06/25/2035	2,489	2,491
4.938% due 09/25/2035	17,865	17,879
Centex Home Equity
4.908% due 06/25/2035	3,500	3,503
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033	86	86
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	9,000	8,989
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	124	124
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	400	400
4.908% due 07/25/2035	887	887
4.928% due 09/25/2035	760	761
4.898% due 12/27/2036	4,838	4,841
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	94	94
5.188% due 05/25/2032	171	171
4.978% due 08/25/2033	3,611	3,612
4.898% due 06/25/2035	2,025	2,026
4.898% due 06/25/2035	9,087	9,092
4.968% due 06/25/2035	3,886	3,889
4.908% due 08/25/2035	490	490
4.898% due 10/25/2035	1,100	1,101
4.938% due 11/25/2035	569	569
4.888% due 02/25/2036	1,575	1,577
4.948% due 02/25/2036	2,649	2,650
4.891% due 03/25/2036	200	200
4.888% due 04/25/2036	300	300
Delta Funding Home Equity Loan Trust
5.159% due 09/15/2029	60	60
Equity One ABS, Inc.
5.118% due 04/25/2034	2,400	2,407
FBR Securitization Trust
4.938% due 09/25/2035	6,083	6,088
4.998% due 09/25/2035	6,800	6,805
4.928% due 10/25/2035	6,170	6,175

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  79

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Finance America Mortgage Loan Trust
4.988% due 06/25/2034	$392	$393
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025	2,972	2,974
5.468% due 02/25/2034	886	885
4.888% due 03/25/2035	864	864
4.908% due 01/25/2036	5,670	5,674
First NLC Trust
4.928% due 09/25/2035	3,156	3,158
4.928% due 12/25/2035	1,503	1,504
4.938% due 02/25/2036	1,416	1,417
Fremont Home Loan Trust
4.918% due 06/25/2035	13	13
4.908% due 01/25/2036	2,798	2,801
GSAMP Trust
5.138% due 07/25/2032	14	14
5.108% due 03/25/2034	164	164
4.908% due 11/25/2035	1,782	1,783
4.938% due 12/25/2035	853	853
4.891% due 04/25/2036	7,500	7,504
Home Equity Asset Trust
4.898% due 05/25/2036	1,350	1,350
Home Equity Mortgage Trust
4.938% due 07/25/2035	2,283	2,285
Household Mortgage Loan Trust
5.076% due 05/20/2032	407	407
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035	2,090	2,092
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036	6,488	6,491
Irwin Home Equity
5.338% due 06/25/2028	90	90
5.088% due 07/25/2032	802	803
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026	3,861	3,863
Long Beach Mortgage Loan Trust
5.168% due 03/25/2032	117	120
5.018% due 11/25/2034	3,806	3,810
4.928% due 06/25/2035	325	325
4.938% due 09/25/2035	4,266	4,269
4.908% due 01/25/2036	1,830	1,831
4.898% due 02/25/2036	2,016	2,017
4.740% due 03/25/2036	3,100	3,099
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035	7,562	7,567
4.661% due 12/25/2035	873	874
4.651% due 01/25/2036	5,280	5,284
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2025	198	198
4.898% due 01/25/2037	8,178	8,178
4.850% due 02/25/2037	1,200	1,200
Metris Master Trust
5.096% due 11/20/2009	2,600	2,603
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033	1,647	1,649
4.968% due 11/25/2034	47	47
Morgan Stanley Capital I
4.892% due 02/25/2036	8,400	8,404
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	15	15
Nelnet Student Loan Trust
4.750% due 08/23/2011	300	300
New Century Home Equity Loan Trust
4.908% due 07/25/2035	6,357	6,361
Ocwen Mortgage Loan Asset-Backed Certificates
5.245% due 10/25/2029	796	796
Option One Mortgage Loan Trust
5.088% due 06/25/2032	99	99
5.088% due 08/25/2032	784	785
Park Place Securities, Inc.
4.988% due 02/25/2035	61	61
Quest Trust
5.298% due 02/25/2034	331	331
5.378% due 06/25/2034	2,821	2,829
Renaissance Home Equity Loan Trust
5.258% due 08/25/2033	1,658	1,663
5.318% due 12/25/2033	276	278
4.968% due 10/25/2035	5,474	5,478
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007	2,503	2,505
4.958% due 04/25/2026	54	54
5.098% due 06/25/2032	23	23
5.158% due 11/25/2033	1,804	1,805
5.148% due 12/25/2033	1,102	1,103
4.898% due 01/25/2036	8,038	8,043
4.713% due 02/25/2036	3,964	3,967
Residential Asset Securities Corp.
4.898% due 10/27/2024	1,840	1,841
4.918% due 09/25/2025	511	512
4.918% due 05/25/2027	904	905
4.892% due 06/25/2027	2,700	2,702
5.118% due 01/25/2034	361	362
4.908% due 01/25/2036	3,970	3,973
SACO I, Inc.
4.928% due 10/25/2033	293	293
4.898% due 01/25/2034	551	551
Salomon Brothers Mortgage Securities
5.118% due 03/25/2032	311	312
SLM Student Loan Trust
4.653% due 04/25/2014	1,103	1,104
Soundview Home Equity Loan Trust
4.988% due 04/25/2035	702	702
4.928% due 05/25/2035	493	494
4.888% due 02/25/2036	5,443	5,447
4.910% due 04/25/2036	1,400	1,400
4.890% due 05/25/2036	2,300	2,301
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	82	82
4.650% due 12/25/2036	1,754	1,756
Structured Asset Investment Loan Trust
4.908% due 07/25/2035	692	693
Structured Asset Securities Corp.
5.108% due 01/25/2033	1,478	1,484
4.938% due 03/25/2035	619	619
4.900% due 04/25/2035	6,464	6,278
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	206	205
Wachovia Auto Owner Trust
4.820% due 02/20/2009	8,400	8,384

Total Asset-Backed Securities (Cost $328,363)		328,485

SOVEREIGN ISSUES 1.5%

Brazilian Government International Bond
5.188% due 04/15/2006	8,675	8,599
5.188% due 04/15/2009	5,433	5,460
5.250% due 04/15/2009	16,835	16,840
5.250% due 04/15/2009	824	824
10.710% due 06/29/2009	5,800	6,735
5.250% due 04/15/2012	11,450	11,473
8.000% due 01/15/2018	464	504
Russia Government International Bond
10.000% due 06/26/2007	4,190	4,420

Total Sovereign Issues (Cost $53,335)		54,855

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.0%

France Government Bond
2.562% due 06/15/2006	EC 380	458

Total Foreign Currency-Denominated Issues (Cost $454)		458

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	$41,100	0
Strike @ 4.500% Exp. 04/04/2006	60,700	1
Strike @ 4.500% Exp. 04/06/2006	88,500	0
Strike @ 4.750% Exp. 05/02/2006	58,300	0
Strike @ 4.500% Exp. 10/04/2006	78,300	17
Strike @ 4.250% Exp. 10/11/2006	49,600	3
Strike @ 4.250% Exp. 10/12/2006	75,200	5
Strike @ 4.500% Exp. 10/18/2006	230,000	65
Strike @ 4.250% Exp. 10/19/2006	20,500	1
Strike @ 4.250% Exp. 10/25/2006	114,300	9

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $94.875 Exp. 04/13/2006	2,750	52

Total Purchased Call Options (Cost $3,212)		153

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC) Strike @ JY115.000 Exp. 05/26/2006	$53,300	420

Total Purchased Put Options (Cost $962)		420

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 40.5%

Certificates of Deposit 3.3%

Countrywide Bank N.A.
4.759% due 09/15/2006	50,100	50,104
Unicredito Italiano SpA
4.882% due 06/16/2006	75,000	75,000

		125,104

Commercial Paper 30.7%

Anz (Delaware), Inc.
4.480% due 04/19/2006	60,000	59,881
Bank of America Corp.
4.500% due 04/25/2006	60,400	60,234
4.760% due 06/06/2006	50,000	49,552
Bank of Ireland
4.500% due 04/20/2006	110,000	109,766
Barclays U.S. Funding Corp.
4.500% due 04/17/2006	10,900	10,881
Carolina Power & Light Co.
4.560% due 04/21/2006	2,400	2,395
CBA (de) Finance
4.490% due 04/20/2006	65,600	65,461

80  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Cox Communications, Inc.
4.720% due 07/17/2006		$11,547	$11,547
4.990% due 09/15/2006		8,800	8,800
Danske Corp.
4.700% due 06/01/2006		9,000	8,931
Fannie Mae
4.316% due 04/03/2006		93,400	93,400
Federal Home Loan Bank
4.410% due 04/21/2006		36,980	36,899
Florida Power Corp.
4.560% due 04/24/2006		2,300	2,294
Fortis Funding LLC
4.630% due 04/10/2006		100,000	99,910
HBOS Treasury Services PLC
4.615% due 05/08/2006		77,700	77,351
4.610% due 05/10/2006		41,900	41,702
Nordea N.A., Inc.
4.485% due 04/19/2006		10,000	9,980
Societe Generale N.A.
4.760% due 06/12/2006		56,900	56,342
Statens Bostadsfin Bank
4.380% due 04/19/2006		39,500	39,423
Svenska Handelsbanken, Inc.
4.495% due 04/24/2006		95,000	94,751
UBS Finance Delaware LLC
4.505% due 04/24/2006		46,700	46,577
4.670% due 05/23/2006		70,400	69,943
Westpac Capital Corp.
4.620% due 05/08/2006		100,000	99,551

			1,155,571

France Treasury Bills 3.2%

2.390% due 04/20/2006	EC	100,000	121,048

Germany Treasury Bills 2.4%

0.380% due 07/12/2006-09/13/2006 (d)		73,970	88,787

Netherlands Treasury Bills 0.1%

2.470% due 04/28/2006		3,000	3,629

Spain Treasury Bills 0.3%

0.000% due 06/23/2006		11,000	13,179

U.S. Treasury Bills 0.5%

4.500% due 06/01/2006-06/15/2006 (d)(e)(f)		$17,670	17,504

Total Short-Term Instruments (Cost $1,522,558)			1,524,822

Total Investments (a) 94.3% (Cost $3,550,753)			$3,547,958

Written Options (h) (0.3%) (Premiums $8,043)			(9,030)

Other Assets and Liabilities (Net) 6.0%			224,737

Net Assets 100.0%			$3,763,665

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $93,544 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $16,630 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	17	$(57)
90-Day Eurodollar June Futures	Long	06/2006	122	(351)
90-Day Eurodollar September Futures	Long	09/2006	2,154	(4,265)
U.S. Treasury 5-Year Note Futures	Long	06/2006	620	(506)

				$(5,179)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$61,500	$(380)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	5,800	(119)
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(522)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	2,100	28

						$(993)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  81

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(14)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	16
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	67
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	500	2
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	13,400	52
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	3
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	(21)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(34)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(23)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	41
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(93)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	16
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	5
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(15)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	36
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	6
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	12
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(3)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	(8)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(3)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	5

						$(35)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$113.000	05/26/2006	528	$114	$8
Put - CBOT U.S. Treasury 10-Year Note June Futures		104.000	05/26/2006	528	196	66
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	5,619	4,337	7,410

				Principal Amount

Call - OTC News America Holdings 7.430% due 10/01/2026		100.000	10/01/2006	$18,500	0	1,266

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	53,300	441	142

					$5,088	$8,892

82  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$8,700	$60	$2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	18,100	132	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	18,200	215	12
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	38,300	290	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	21,400	160	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	49,100	346	15
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	32,500	236	7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	99,000	988	87
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	26,000	194	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	15,100	180	10
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	25,100	154	0

							$2,955	$138

(i)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,947	$3,927	0.00%
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	29,200	29,200	0.01

				$33,147	$33,127	0.01%

(j) Short sales outstanding on March 31, 2006:

Description		Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae		5.500%	11/01/2035	$2,283	$2,247	$2,233
U.S. Treasury Note		5.500%	05/15/2009	6,625	6,762	6,908
U.S. Treasury Note		4.250%	08/15/2015	75,800	72,840	72,784

					$81,849	$81,925

*	Market value includes $705 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	31,032	03/2007	$0	$(15)	$(15)
Sell	EC	2,504	04/2006	0	(22)	(22)
Sell		181,726	06/2006	387	(452)	(65)
Buy	JY	5,467,942	05/2006	142	0	142

				$529	$(489)	$40

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  83

Schedule of Investments

Total Return Mortgage Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 109.5%

Fannie Mae
0.000% due 07/25/2022 (b)	$61	$47
2.865% due 07/01/2011	910	903
2.917% due 07/01/2011	2,189	2,173
4.247% due 10/25/2008	62	61
4.449% due 12/01/2034	3,028	3,068
4.500% due 07/01/2020-05/16/2021 (c)	10,751	10,275
4.817% due 08/01/2042	847	850
4.818% due 08/01/2042-10/01/2044 (c)	4,154	4,176
5.000% due 06/01/2018-05/11/2036 (c)	136,647	132,926
5.168% due 11/25/2032	135	135
5.176% due 04/18/2028	12	12
5.210% due 05/01/2023	37	38
5.215% due 11/01/2018	6	6
5.318% due 03/25/2032-07/25/2034 (c)	9,037	9,064
5.433% due 04/01/2007	1,579	1,579
5.500% due 05/16/2021-05/11/2036 (c)	207,856	203,199
5.591% due 05/01/2033	2,110	2,110
5.750% due 01/01/2021	18	18
5.844% due 04/25/2023	6	6
5.925% due 10/01/2028	14	15
6.000% due 01/01/2032-04/12/2036 (c)	48,822	48,834
6.500% due 09/25/2023-09/01/2034 (c)	1,618	1,660
7.000% due 09/25/2023	5	5
7.500% due 06/01/2030-08/01/2031 (c)	361	377
7.750% due 08/25/2022	43	46
Federal Home Loan Bank
8.300% due 02/27/2012	2,000	1,752
Federal Housing Administration
5.022% due 10/25/2022	801	808
7.430% due 06/01/2019	338	341
Freddie Mac
3.500% due 12/15/2022	3	3
4.440% due 02/01/2018	86	86
4.500% due 04/01/2020-03/15/2021 (c)	42	41
4.818% due 10/25/2044-02/25/2045 (c)	10,580	10,642
5.000% due 07/01/2035-01/01/2036 (c)	68,912	65,606
5.500% due 12/01/2017-04/12/2036 (c)	41,932	41,050
5.568% due 11/01/2028	12	12
5.873% due 08/01/2025	19	19
6.000% due 05/01/2035-04/12/2036 (c)	24,018	24,033
6.021% due 05/01/2032	80	83
6.500% due 12/15/2023-03/15/2024 (c)	117	119
6.697% due 07/01/2030	48	49
8.000% due 06/15/2026	35	37
Government National Mortgage Association
4.375% due 02/20/2017-03/20/2027 (c)	61	61
4.500% due 02/20/2018-08/20/2033 (c)	1,499	1,399
4.625% due 03/20/2016-03/20/2018 (c)	126	127
4.750% due 07/20/2022-08/20/2026 (c)	85	86
4.951% due 02/16/2032	910	911
5.001% due 08/16/2032	2,087	2,093
5.125% due 12/20/2021-11/20/2023 (c)	37	38
5.500% due 03/15/2033-04/20/2036 (c)	24,724	24,490
7.500% due 05/15/2027-08/15/2027 (c)	10	9

Total U.S. Government Agencies (Cost $603,308)		595,478

MORTGAGE-BACKED SECURITIES 9.8%

Banc of America Mortgage Securities
5.522% due 10/20/2032	109	108
Banc of America Structural Security Trust
5.220% due 10/11/2033	1,000	1,010
Banktrust Mortgage Trust
5.700% due 12/01/2023	191	190
CC Mortgage Funding Corp.
5.098% due 01/25/2035	726	726
Countrywide Alternative Loan Trust
5.028% due 05/25/2035	3,653	3,659
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	1,039	1,021
5.138% due 03/25/2035	5,468	5,494
5.045% due 04/25/2035	4,228	4,239
5.108% due 04/25/2035	3,309	3,325
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	176	177
5.148% due 03/25/2032	160	160
5.368% due 08/25/2033	336	337
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	676	667
Indymac Index Mortgage Loan Trust
5.148% due 09/25/2034	2,753	2,761
5.138% due 01/25/2035	4,103	4,125
5.058% due 03/25/2035	5,027	5,041
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,843	1,783
Mellon Residential Funding Corp.
4.209% due 07/25/2029	37	37
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	73	73
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	67	67
Prime Mortgage Trust
5.000% due 02/25/2019	930	899
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	888	907
Sequoia Mortgage Trust
5.126% due 10/19/2026	926	929
5.156% due 10/20/2027	356	357
5.116% due 05/20/2032	261	262
5.076% due 08/20/2032	336	336
5.126% due 07/20/2033	602	606
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	463	463
Structured Asset Securities Corp.
6.118% due 08/25/2032	49	49
5.318% due 11/25/2033	18	19
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026	5	5
Washington Mutual, Inc.
5.088% due 12/25/2027	3,511	3,511
5.088% due 12/26/2045	6,744	6,761
4.751% due 02/25/2046	2,974	2,978

Total Mortgage-Backed Securities (Cost $53,102)		53,082

ASSET-BACKED SECURITIES 11.1%

AAA Trust
4.918% due 11/26/2035	2,079	2,083
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	52	52
5.108% due 07/25/2032	25	25
Argent Securities, Inc.
4.898% due 03/25/2036	3,110	3,112
Bear Stearns Asset-Backed Securities, Inc.
5.108% due 02/25/2026	561	562
5.088% due 07/25/2035	3,958	3,961
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	1,383	1,384
Centex Home Equity
5.118% due 01/25/2032	84	84
4.908% due 06/25/2035	1,954	1,955
4.928% due 10/25/2035	1,494	1,495
Chase Credit Card Master Trust
5.129% due 11/17/2008	4,100	4,105
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	184	184
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	600	601
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,853
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032	27	27
4.998% due 01/25/2035	1,905	1,916
EMC Mortgage Loan Trust
5.568% due 08/25/2040	416	423
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 02/25/2034	201	201
Fremont Home Loan Trust
4.918% due 06/25/2035	60	60
4.908% due 01/25/2036	5,003	5,007
GSAMP Trust
4.918% due 03/25/2035	435	435
GSR Mortgage Loan Trust
4.918% due 12/25/2030	5,877	5,880
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033	3,446	3,458
Home Equity Asset Trust
5.118% due 11/25/2032	3	3
Home Equity Mortgage Trust
4.938% due 07/25/2035	938	939
Household Mortgage Loan Trust
5.076% due 05/20/2032	145	145
Indymac Residential Asset-Backed Trust
4.928% due 03/25/2035	665	666
4.918% due 03/25/2036	4,372	4,375
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036	4,574	4,577
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	10	10
Nissan Auto Lease Trust
2.900% due 08/15/2007	1,629	1,619
Park Place Securities, Inc.
4.898% due 06/25/2035	2,813	2,814
Quest Trust
5.298% due 02/25/2034	256	256
5.378% due 06/25/2034	434	435
Renaissance Home Equity Loan Trust
5.198% due 12/25/2032	232	232
5.258% due 08/25/2033	634	636
5.018% due 02/25/2035	214	214
Residential Asset Mortgage Products, Inc.
5.158% due 09/25/2033	100	100
2.917% due 04/25/2034	232	234
4.918% due 05/25/2035	611	611
Securitized Asset-Backed Receivables LLC Trust
4.938% due 01/25/2036	1,641	1,642
Soundview Home Equity Loan Trust
4.888% due 02/25/2036	1,910	1,911
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	35	35

84  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.
5.108% due 01/25/2033	$43	$43

Total Asset-Backed Securities (Cost $60,354)		60,360

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006	95,000	27
Strike @ 4.730% Exp. 02/01/2007	54,000	86
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006	5,000	0

Total Purchased Call Options (Cost $758)		113

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	491	3

Total Purchased Put Options (Cost $5)		3

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 13.3%
Commercial Paper 11.8%
Bank of Ireland
4.680% due 05/23/2006	$2,300	2,285
Barclays U.S. Funding Corp.
4.675% due 05/22/2006	2,100	2,087
Danske Corp.
4.700% due 06/01/2006	3,600	3,572
4.830% due 06/26/2006	1,300	1,285
General Electric Capital Corp.
4.870% due 06/29/2006	9,800	9,681
HBOS Treasury Services PLC
4.670% due 05/23/2006	11,500	11,425
Nordea N.A., Inc.
4.740% due 06/02/2006	10,300	10,213
Societe Generale N.A.
4.760% due 06/12/2006	3,800	3,763
UBS Finance Delaware LLC
4.660% due 05/22/2006	300	298
4.850% due 06/29/2006	3,300	3,260
Westpac Capital Corp.
4.700% due 05/23/2006	3,200	3,179
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006	13,300	13,216

		64,264

Repurchase Agreement 1.3%
State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $7,260. Repurchase proceeds are $7,119.)	7,116	7,116

U.S. Treasury Bills 0.2%

4.500% due 06/15/2006 (d)	1,225	1,212

Total Short-Term Instruments (Cost $72,607)		72,592

Total Investments (a) 143.7% (Cost $790,134)		$781,628

Written Options (f) (0.0%) (Premiums $760)		(127)

Other Assets and Liabilities (Net) (43.7%)		(237,453)

Net Assets 100.0%		$544,048

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $15,253 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal only security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	216	$(49)
90-Day Eurodollar December Futures	Long	12/2007	258	(94)
90-Day Eurodollar June Futures	Long	06/2007	258	(106)
90-Day Eurodollar March Futures	Long	03/2007	258	(110)
90-Day Eurodollar September Futures	Long	09/2007	258	(97)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	158	(182)

				$(638)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  85

Schedule of Investments (Cont.)

Total Return Mortgage Fund

March 31, 2006

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.00%	06/21/2016	$6,700	$138
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	3,000	(101)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.00%	06/21/2016	35,800	465
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.00%	06/21/2013	5,000	(30)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.00%	06/21/2016	20,400	416

						$888

Total Return Swaps

Counterparty	Receive Total Return	Pay		Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $	900	09/18/2027	3,000,000	$9

(f)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	$41,000	$409	$36
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	11,400	161	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	23,200	190	91

							$760	$127

86  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(This Page Intentionally Left Blank)

03.31.06  |  PIMCO Funds Annual Report  87

Financial Highlights - Class D

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Developing Local Markets Fund

Class D
05/31/2005 - 03/31/2006	$10.00	$0.27	$0.45	$0.72	$(0.23)	$(0.03)	$0.00

Diversified Income Fund

Class D
03/31/2006	$10.87	$0.54	$0.26	$0.80	$(0.55)	$(0.11)	$0.00
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)	0.00

Emerging Markets Bond Fund

Class D
03/31/2006	$10.58	$0.55	$0.92	$1.47	$(0.57)	$(0.34)	$0.00
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)	0.00
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)	0.00
03/31/2003	9.60	0.60	0.76	1.36	(0.66)	(0.25)	0.00
03/31/2002	8.40	0.65	1.80	2.45	(0.75)	(0.50)	0.00

Floating Income Fund

Class D
03/31/2006	$10.17	$0.38	$0.31	$0.69	$(0.44)	$(0.03)	$0.00
07/30/2004 - 03/31/2005	10.00	0.16	0.19	0.35	(0.18)	0.00	0.00

Foreign Bond Fund (Unhedged)

Class D
03/31/2006	$10.83	$0.30	$(0.96)	$(0.66)	$(0.05)	$0.00	$(0.22)
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
03/31/2006	$10.56	$0.31	$0.04	$0.35	$(0.28)	$(0.33)	$0.00
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)	0.00
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)	0.00
03/31/2003	10.39	0.41	0.51	0.92	(0.24)	(0.25)	(0.12)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)	0.00

GNMA Fund

Class D
03/31/2006	$11.01	$0.38	$(0.08)	$0.30	$(0.41)	$0.00	$0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)	0.00
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)	0.00
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.18	0.52	0.70	(0.34)	(0.12)	0.00

High Yield Fund

Class D
03/31/2006	$9.70	$0.67	$0.08	$0.75	$(0.68)	$0.00	$0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00	0.00

Investment Grade Corporate Bond Fund

Class D
03/31/2006	$10.38	$0.42	$(0.19)	$0.23	$(0.43)	$(0.01)	$0.00
07/30/2004 - 03/31/2005	10.47	0.24	0.13	0.37	(0.26)	(0.20)	0.00

Low Duration Fund

Class D
03/31/2006	$10.11	$0.33	$(0.16)	$0.17	$(0.34)	$(0.04)	$0.00
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)	0.00
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)	0.00
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)	0.00
03/31/2002	10.03	0.45	0.09	0.54	(0.50)	(0.01)	0.00

88  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income To Average Net Assets	Portfolio Turnover Rate
Developing Local Markets Fund

Class D
05/31/2005 - 03/31/2006	$(0.26)	$10.46	7.26%	$224,896	1.25	%*(j)	3.19%*	6%

Diversified Income Fund

Class D
03/31/2006	$(0.66)	$11.01	7.50%	$36,509	1.15%		4.87%	128%
03/31/2005	(0.56)	10.87	5.53	25,615	1.17	(d)	4.52	44
07/31/2003 - 03/31/2004	(0.31)	10.84	11.62	18,639	1.20	*(i)	3.72 *	33

Emerging Markets Bond Fund

Class D
03/31/2006	$(0.91)	$11.14	14.26%	$275,827	1.25%		4.96%	280%
03/31/2005	(0.85)	10.58	6.75	187,004	1.25		3.85	415
03/31/2004	(1.58)	10.73	23.35	192,006	1.25		4.22	461
03/31/2003	(0.91)	10.05	15.66	92,630	1.27	(e)	6.49	388
03/31/2002	(1.25)	9.60	30.94	27,004	1.26	(e)	6.83	620

Floating Income Fund

Class D
03/31/2006	$(0.47)	$10.39	6.98%	$82,794	0.95%		3.70%	83%
07/30/2004 - 03/31/2005	(0.18)	10.17	3.54	43,347	0.95	*	2.30 *	18

Foreign Bond Fund (Unhedged)

Class D
03/31/2006	$(0.27)	$9.90	(6.15)%	$104,470	0.95%		2.95%	480%
04/30/2004 - 03/31/2005	(0.25)	10.83	10.80	85,296	0.95	*(c)	1.78 *	344

Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
03/31/2006	$(0.61)	$10.30	3.35%	$266,367	0.95%		2.95%	571%
03/31/2005	(0.54)	10.56	5.59	235,709	0.95		2.44	477
03/31/2004	(0.49)	10.52	3.00	174,591	0.96	(b)	2.85	711
03/31/2003	(0.61)	10.70	9.13	144,142	0.95		3.89	589
03/31/2002	(0.45)	10.39	5.21	53,177	0.96	(b)	4.07	434

GNMA Fund

Class D
03/31/2006	$(0.41)	$10.90	2.75%	$8,779	0.90%		3.46%	1069%
03/31/2005	(0.33)	11.01	2.31	8,250	0.90		1.78	1209
03/31/2004	(0.38)	11.09	3.80	8,773	0.92	(g)	0.98	1409
03/31/2003	(0.48)	11.05	8.16	6,083	0.95	(h)	1.69	763
05/31/2001 - 03/31/2002	(0.46)	10.67	7.40	985	1.01	*(f)	2.03 *	1292

High Yield Fund

Class D
03/31/2006	$(0.68)	$9.77	7.94%	$452,885	0.90%		6.83%	105%
03/31/2005	(0.64)	9.70	6.87	379,961	0.90		6.47	62
03/31/2004	(0.65)	9.69	16.62	461,971	0.90		6.75	105
03/31/2003	(0.71)	8.90	5.18	271,072	0.90		8.01	129
03/31/2002	(0.75)	9.19	0.68	121,572	0.90		7.84	96

Investment Grade Corporate Bond Fund

Class D
03/31/2006	$(0.44)	$10.17	2.17%	$1,150	0.90%		4.01%	168%
07/30/2004 - 03/31/2005	(0.46)	10.38	3.48	166	0.90	*	3.48 *	57

Low Duration Fund

Class D
03/31/2006	$(0.38)	$9.90	1.69%	$548,707	0.75%		3.25%	68%
03/31/2005	(0.25)	10.11	0.58	691,405	0.75		1.77	278
03/31/2004	(0.27)	10.31	2.41	644,925	0.75		1.66	247
03/31/2003	(0.49)	10.33	7.73	438,641	0.75		2.97	218
03/31/2002	(0.51)	10.06	5.57	107,165	0.75		4.54	569

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(d)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(h)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(j)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.55%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  89

Financial Highlights - Class D (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Short-Term Fund

Class D
03/31/2006	$10.01	$0.31	$(0.02)	$0.29	$(0.32)	$0.00	$0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)	0.00
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)	0.00
03/31/2003	10.00	0.26	0.06	0.32	(0.26)	(0.02)	0.00
03/31/2002	10.03	0.32	0.06	0.38	(0.39)	(0.02)	0.00

Total Return Mortgage Fund

Class D
03/31/2006	$10.62	$0.37	$(0.13)	$0.24	$(0.39)	$0.00	$0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)	0.00
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)	0.00
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)	0.00
03/31/2002	10.42	0.35	0.35	0.70	(0.37)	(0.40)	0.00

90  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Short-Term Fund

Class D
03/31/2006	$(0.32)	$9.98	2.91%	$126,925	0.75%		3.07%	230%
03/31/2005	(0.18)	10.01	1.20	204,131	0.75		1.47	356
03/31/2004	(0.15)	10.07	1.79	233,211	0.75		1.18	268
03/31/2003	(0.28)	10.04	3.30	137,874	0.75		2.52	77
03/31/2002	(0.41)	10.00	3.80	81,643	0.82	(b)	3.20	131
Total Return Mortgage Fund

Class D
03/31/2006	$(0.39)	$10.47	2.24%	$101,762	0.90%		3.51%	711%
03/31/2005	(0.50)	10.62	2.67	99,056	0.90		2.16	824
03/31/2004	(0.39)	10.83	4.48	103,329	0.95	(c)	1.35	993
03/31/2003	(0.53)	10.75	9.05	126,132	0.90		1.96	844
03/31/2002	(0.77)	10.35	7.43	28,929	0.90		3.37	1193

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  91

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)
Assets:
Investments, at value	$1,937,246	$1,597,946	$3,261,992	$1,398,555	$1,672,033	$2,734,817
Cash	630	1,494	8,196	108	202	0
Foreign currency, at value	201	1,483	34	720	8,278	12,025
Receivable for investments sold	0	178,321	47,762	141,258	220,347	292,583
Receivable for investments sold on delayed-delivery basis	0	0	0	1,005	2,336	378,441
Receivable for Fund shares sold	7,928	10,418	26,712	5,533	12,138	4,710
Interest and dividends receivable	5,901	22,772	45,523	10,345	16,835	36,016
Variation margin receivable	0	70	392	8	884	2,791
Manager reimbursement receivable	20	0	0	0	0	0
Swap premiums paid	0	3,540	0	5,211	20,358	29,037
Unrealized appreciation on forward foreign currency contracts	26,959	442	658	294	1,339	7,305
Unrealized appreciation on swap agreements	103	4,077	17,099	14,023	22,318	45,983
Other assets	0	0	0	0	0	0

	1,978,988	1,820,563	3,408,368	1,577,060	1,977,068	3,543,708

Liabilities:
Payable for investments purchased	$18,935	$101,222	$52,748	$101,815	$3,277	$156,731
Payable for investments purchased on delayed-delivery basis	19,700	57,444	285,953	5,345	310,432	482,093
Payable for short sales	0	0	0	0	140,685	400,026
Overdraft due to Custodian	0	0	0	0	0	1,342
Written options outstanding	0	681	0	706	2,657	5,846
Payable for Fund shares redeemed	1,660	1,833	13,467	22,384	2,496	12,187
Dividends payable	310	1,468	1,584	492	501	611
Accrued investment advisory fee	742	655	1,180	426	325	550
Accrued administration fee	696	468	1,169	406	397	679
Accrued distribution fee	5	79	182	18	57	103
Accrued servicing fee	61	52	200	85	90	160
Variation margin payable	0	31	0	0	1	1,134
Recoupment payable to Manager	0	0	0	11	3	0
Swap premiums received	0	335	62	2,236	27,867	44,707
Unrealized depreciation on forward foreign currency contracts	11,097	665	571	1,142	5,046	3,020
Unrealized depreciation on swap agreements	0	891	2,084	1,226	6,894	10,395
Unrealized depreciation on forward volatility options	0	0	0	0	8	14
Other liabilities	0	0	8	0	0	2

	53,206	165,824	359,208	136,292	500,736	1,119,600

Net Assets	$1,925,782	$1,654,739	$3,049,160	$1,440,768	$1,476,332	$2,424,108

Net Assets Consist of:
Paid in capital	$1,885,210	$1,629,290	$2,860,902	$1,415,736	$1,541,556	$2,437,978
Undistributed (overdistributed) net investment income	3,172	(903)	40,398	(201)	(26,711)	(69,586)
Accumulated undistributed net realized gain (loss)	21,825	18,066	9,901	2,790	(4,549)	10,174
Net unrealized appreciation (depreciation)	15,575	8,286	137,959	22,443	(33,964)	45,542

	$1,925,782	$1,654,739	$3,049,160	$1,440,768	$1,476,332	$2,424,108

Net Assets:
Class D	$224,896	$36,509	$275,827	$82,794	$104,470	$266,367
Other Classes	1,700,886	1,618,230	2,773,333	1,357,974	1,371,862	2,157,741

Shares Issued and Outstanding:
Class D	21,496	3,315	24,766	7,966	10,550	25,859

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$10.46	$11.01	$11.14	$10.39	$9.90	$10.30

Cost of Investments Owned	$1,937,628	$1,586,992	$3,137,688	$1,387,285	$1,707,208	$2,712,394

Cost of Foreign Currency Held	$206	$1,481	$34	$719	$8,269	$11,978

Proceeds Received on Short Sales	$0	$0	$0	$0	$141,102	$397,306

Premiums Received on Written Options	$0	$845	$0	$718	$4,036	$9,246

92  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands, except per share amounts	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Short-Term Fund	Total Return Mortgage Fund
Assets:
Investments, at value	$411,503	$7,347,509	$59,258	$11,586,594	$3,547,958	$781,628
Cash	514	4,101	75	4,525	3,311	1
Foreign currency, at value	0	6,568	9	0	1,727	0
Receivable for investments sold	191,198	17,560	1,213	732,980	230,657	323,052
Receivable for investments sold on delayed-delivery basis	0	29,938	0	0	80,303	0
Receivable for Fund shares sold	593	21,112	196	19,805	8,739	1,730
Interest and dividends receivable	1,246	135,676	637	37,594	13,969	1,581
Variation margin receivable	3	4,050	1	3,636	9,073	28
Manager reimbursement receivable	0	0	0	0	0	0
Swap premiums paid	406	0	238	1,832	40	1,943
Unrealized appreciation on forward foreign currency contracts	0	534	15	919	529	0
Unrealized appreciation on swap agreements	176	2,171	135	2,932	370	1,028
Other assets	0	0	0	0	1	0

	605,639	7,569,219	61,777	12,390,817	3,896,677	1,110,991

Liabilities:
Payable for investments purchased	$282,048	$127,382	$5,387	$207,014	$0	$565,407
Payable for investments purchased on delayed-delivery basis	0	78,246	0	0	20,648	0
Payable for short sales	44,880	0	0	0	81,925	0
Overdraft due to Custodian	0	0	0	747	0	0
Written options outstanding	28	2,544	27	24,740	9,030	127
Payable for Fund shares redeemed	1,010	20,566	153	83,750	6,698	782
Dividends payable	158	11,988	49	5,420	1,770	87
Accrued investment advisory fee	67	1,643	13	2,782	870	123
Accrued administration fee	87	2,009	16	2,416	749	147
Accrued distribution fee	0	1,000	4	557	261	2
Accrued servicing fee	84	611	5	682	123	65
Variation margin payable	0	3,895	1	3,216	8,991	0
Recoupment payable to Manager	0	0	0	0	0	0
Swap premiums received	20	0	54	98	60	72
Unrealized depreciation on forward foreign currency contracts	0	716	10	8,509	489	0
Unrealized depreciation on swap agreements	277	2,203	224	3,958	1,398	131
Unrealized depreciation on forward volatility options	0	0	0	22	0	0
Other liabilities	0	0	0	0	0	0

	328,659	252,803	5,943	343,911	133,012	566,943

Net Assets	$276,980	$7,316,416	$55,834	$12,046,906	$3,763,665	$544,048

Net Assets Consist of:
Paid in capital	$281,159	$7,398,559	$57,185	$12,454,319	$3,784,550	$555,988
Undistributed (overdistributed) net investment income	647	(10,051)	(9)	(6,808)	6,803	254
Accumulated undistributed net realized gain (loss)	(489)	(209,251)	(146)	(182,235)	(18,369)	(4,581)
Net unrealized appreciation (depreciation)	(4,337)	137,159	(1,196)	(218,370)	(9,319)	(7,613)

	$276,980	$7,316,416	$55,834	$12,046,906	$3,763,665	$544,048

Net Assets:
Class D	$8,779	$452,885	$1,150	$548,707	$126,925	$101,762
Other Classes	268,201	6,863,531	54,684	11,498,199	3,636,740	442,286

Shares Issued and Outstanding:
Class D	805	46,348	113	55,431	12,716	9,724

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$10.90	$9.77	$10.17	$9.90	$9.98	$10.47

Cost of Investments Owned	$416,035	$7,199,573	$60,187	$11,717,835	$3,550,753	$790,134

Cost of Foreign Currency Held	$0	$6,559	$9	$0	$1,724	$0

Proceeds Received on Short Sales	$45,105	$0	$0	$0	$81,849	$0

Premiums Received on Written Options	$143	$5,548	$28	$30,721	$8,043	$760

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  93

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	Developing Local Markets Fund(1)	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)
Investment Income:
Interest, net of foreign taxes	$30,075	$80,963	$168,126	$61,514	$53,186	$89,975
Dividends	0	177	763	92	51	451
Miscellaneous income	9	48	32	317	28	14

Total Income	30,084	81,188	168,921	61,923	53,265	90,440

Expenses:
Investment advisory fees	3,077	6,083	12,294	4,064	3,446	5,799
Administration fees	2,954	4,334	12,106	3,837	4,222	7,260
Servicing fees - Class D	200	83	582	147	243	684
Distribution and/or servicing fees - Other Classes	45	1,088	3,235	740	1,385	2,366
Trustees’ fees	2	3	7	3	3	5
Organization costs	22	0	0	0	0	0
Interest expense	0	0	50	8	0	1
Miscellaneous expense	0	2	3	13	5	3

Total Expenses	6,300	11,593	28,277	8,812	9,304	16,118

Reimbursement by Manager	(20)	0	0	0	0	0

Net Expenses	6,280	11,593	28,277	8,812	9,304	16,118

Net Investment Income	23,804	69,595	140,644	53,111	43,961	74,322

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	8	19,490	118,006	462	(1,688)	9,547
Net realized gain (loss) on futures contracts, options and swaps	3	5,768	9,684	16,055	24,768	1,945
Net realized gain (loss) on foreign currency transactions	27,999	10,332	6,373	1,153	(136,850)	139,619
Net change in unrealized appreciation (depreciation) on investments	(359)	(2,959)	76,808	12,735	(32,774)	(149,339)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	103	(4,080)	1,594	13,078	(56)	29,525
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	15,830	(3,379)	(420)	(1,058)	14,794	(28,914)
Net Gain (Loss)	43,584	25,172	212,045	42,425	(131,806)	2,383

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,388	$94,767	$352,689	$95,536	$(87,845)	$76,705

94  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Short- Term Fund	Total Return Mortgage Fund
Investment Income:
Interest, net of foreign taxes	$16,403	$528,450	$2,153	$522,890	$159,726	$25,316
Dividends	28	2,912	8	7,092	0	10
Miscellaneous income	0	11,096	1	161	58	0

Total Income	16,431	542,458	2,162	530,143	159,784	25,326

Expenses:
Investment advisory fees	975	17,618	110	33,161	10,399	1,453
Administration fees	1,220	21,838	130	30,028	9,079	1,717
Servicing fees - Class D	21	1,077	1	1,580	399	256
Distribution and/or servicing fees - Other Classes	1,026	18,208	63	14,940	4,392	519
Trustees’ fees	1	16	0	30	9	1
Organization costs	0	0	0	0	0	0
Interest expense	16	17	0	0	4	12
Miscellaneous expense	1	11	0	21	7	1

Total Expenses	3,260	58,785	304	79,760	24,289	3,959

Reimbursement by Manager	0	0	0	0	0	0

Net Expenses	3,260	58,785	304	79,760	24,289	3,959

Net Investment Income	13,171	483,673	1,858	450,383	135,495	21,367

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(185)	115,847	(166)	3,633	(5,144)	(1,224)
Net realized gain (loss) on futures contracts, options and swaps	109	(5,252)	(19)	(134,260)	1,924	35
Net realized gain (loss) on foreign currency transactions	0	19,353	17	26,725	(5,971)	0
Net change in unrealized appreciation (depreciation) on investments	(389)	(64,604)	(731)	(97,012)	(3,786)	(6,503)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	130	(5,449)	(209)	18,230	(1,170)	1,014
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,064)	34	(20,011)	3,012	0
Net Gain (Loss)	(335)	(50,831)	(1,074)	(202,695)	(11,135)	(6,678)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,836	$534,504	$784	$247,688	$124,360	$14,689

(1)	Period from May 31, 2005 to March 31, 2006

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  95

Statements of Changes in Net Assets

	Developing Local Markets Fund	Diversified Income Fund		Emerging Markets Bond Fund		Floating Income Fund
Amounts in thousands	Period from May 31, 2005 to March 31, 2006	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Period from July 20, 2004 to March 31, 2005
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$23,804	$69,595	$43,537	$140,644	$65,677	$53,111	$6,166
Net realized gain (loss)	28,010	35,590	962	134,063	42,527	17,670	625
Net change in unrealized appreciation (depreciation)	15,574	(10,418)	6,388	77,982	(910)	24,755	(2,309)

Net increase (decrease) resulting from operations	67,388	94,767	50,887	352,689	107,294	95,536	4,482

Distributions to Shareholders:
From net investment income
Class D	(2,555)	(1,658)	(896)	(11,973)	(7,268)	(2,570)	(368)
Other Classes	(21,409)	(69,800)	(44,076)	(134,396)	(65,532)	(59,989)	(7,730)
From net realized capital gains
Class D	(423)	(346)	(86)	(7,331)	(6,696)	(234)	(1)
Other Classes	(2,429)	(12,854)	(3,815)	(82,669)	(61,579)	(4,546)	(19)
Tax basis return of capital
Class D	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0

Total Distributions	(26,816)	(84,658)	(48,873)	(236,369)	(141,075)	(67,339)	(8,118)

Fund Share Transactions:
Receipts for shares sold
Class D	231,680	19,260	21,884	144,872	110,751	70,257	46,120
Other Classes	1,666,809	800,427	485,087	1,498,367	1,490,576	1,110,693	991,675
Issued as reinvestment of distributions
Class D	2,437	1,909	844	17,874	12,784	2,649	341
Other Classes	23,168	67,301	35,549	197,262	115,347	60,609	7,152
Cost of shares redeemed
Class D	(13,969)	(10,544)	(15,356)	(83,093)	(121,833)	(34,564)	(3,053)
Other Classes	(24,970)	(267,339)	(243,559)	(958,763)	(912,383)	(772,182)	(63,504)
Net increase (decrease) resulting from Fund share transactions	1,885,155	611,014	284,449	816,519	695,242	437,462	978,731
Fund Redemption Fee	55	28	8	93	51	10	4

Total Increase (Decrease) in Net Assets	1,925,782	621,151	286,471	932,932	661,512	465,669	975,099

Net Assets:
Beginning of period	0	1,033,588	747,117	2,116,228	1,454,716	975,099	0

End of period*	$1,925,782	$1,654,739	$1,033,588	$3,049,160	$2,116,228	$1,440,768	$975,099

* Including undistributed (overdistributed) net investment income of:	$3,172	$(903)	$(3,449)	$40,398	$30,742	$(201)	$(1,359)

96  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands	Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund		Investment Grade Corporate Bond Fund
	Year Ended March 31, 2006	Period from April 30, 2004 March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$43,961	$7,692	$74,322	$43,216	$13,171	$9,391	$483,673	$454,268	$1,858	$1,276
Net realized gain (loss)	(113,770)	16,930	151,111	(26,278)	(76)	4,401	129,948	142,356	(168)	129
Net change in unrealized appreciation (depreciation)	(18,036)	(15,929)	(148,728)	77,864	(259)	(4,410)	(79,117)	(124,034)	(906)	(1,173)

Net increase (decrease) resulting from operations	(87,845)	8,693	76,705	94,802	12,836	9,382	534,504	472,590	784	232

Distributions to Shareholders:
From net investment income
Class D	(429)	(447)	(7,206)	(4,232)	(307)	(205)	(29,724)	(26,789)	(20)	(1)
Other Classes	(9,315)	(7,162)	(59,996)	(34,122)	(13,891)	(11,134)	(461,450)	(433,393)	(1,893)	(1,270)
From net realized capital gains
Class D	0	(440)	(8,739)	(5,875)	0	(73)	(130)	0	0	(1)
Other Classes	(5)	(6,261)	(67,261)	(44,044)	(5)	(4,577)	(1,875)	0	(37)	(649)
Tax basis return of capital
Class D	(2,109)	0	0	0	0	0	0	0	0	0
Other Classes	(27,803)	0	0	0	0	0	0	0	0	0

Total Distributions	(39,661)	(14,310)	(143,202)	(88,273)	(14,203)	(15,989)	(493,179)	(460,182)	(1,950)	(1,921)

Fund Share Transactions:
Receipts for shares sold
Class D	81,783	93,126	163,764	126,257	3,143	5,250	262,218	212,763	1,187	184
Other Classes	988,793	1,321,030	1,175,994	769,315	58,961	435,433	2,564,250	2,633,204	32,912	27,632
Issued as reinvestment of distributions
Class D	2,295	784	14,683	9,118	188	186	24,673	24,479	20	2
Other Classes	32,218	12,418	113,837	69,573	12,316	14,398	360,452	318,755	1,563	1,697
Cost of shares redeemed
Class D	(55,674)	(8,368)	(140,271)	(75,250)	(2,717)	(5,918)	(216,115)	(319,270)	(198)	(16)
Other Classes	(789,830)	(69,207)	(746,617)	(575,803)	(390,998)	(255,884)	(2,307,205)	(3,696,365)	(13,890)	(23,486)

Net increase (decrease) resulting from Fund share transactions	259,585	1,349,783	581,390	323,210	(319,107)	193,465	688,273	(826,434)	21,594	6,012

Fund Redemption Fee	35	52	100	48	0	1	243	257	2	6

Total Increase (Decrease) in Net Assets	132,114	1,344,218	514,993	329,787	(320,474)	186,859	729,841	(813,769)	20,430	4,329

Net Assets:
Beginning of period	1,344,218	0	1,909,115	1,579,328	597,454	410,595	6,586,575	7,400,344	35,404	31,075

End of period*	$1,476,332	$1,344,218	$2,424,108	$1,909,115	$276,980	$597,454	$7,316,416	$6,586,575	$55,834	$35,404

* Including undistributed (overdistributed) net investment income of:	$(26,711)	$12,342	$(69,586)	$(140,052)	$647	$661	$(10,051)	$(33,786)	$(9)	$29

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  97

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Low Duration Fund		Short-Term Fund		Total Return Mortgage Fund
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$450,383	$268,432	$135,495	$72,102	$21,367	$6,844
Net realized gain (loss)	(103,902)	34,119	(9,191)	14,202	(1,189)	(187)
Net change in unrealized (depreciation)	(98,793)	(213,566)	(1,944)	(22,837)	(5,489)	(3,493)

Net increase resulting from operations	247,688	88,985	124,360	63,467	14,689	3,164

Distributions to Shareholders:
From net investment income

Class D	(21,219)	(12,946)	(4,938)	(3,340)	(3,713)	(2,476)
Other Classes	(446,045)	(276,322)	(132,215)	(69,997)	(18,470)	(5,238)
From net realized capital gains

Class D	(2,175)	(4,441)	0	(682)	0	(2,113)
Other Classes	(43,833)	(84,918)	0	(13,095)	0	(3,057)
Tax basis return of capital

Class D	0	0	0	0	0	0
Other Class	0	0	0	0	0	0

Total Distributions	(513,272)	(378,627)	(137,153)	(87,114)	(22,183)	(12,884)

Fund Share Transactions:
Receipts for shares sold

Class D	189,928	400,123	50,684	121,478	38,502	38,976
Other Classes	4,639,899	5,566,261	3,511,131	3,895,537	70,855	466,271
Issued as reinvestment of distributions

Class D	22,072	16,284	4,645	3,775	3,542	4,383
Other Classes	428,561	308,891	114,808	70,764	17,668	7,121
Cost of shares redeemed

Class D	(342,438)	(356,162)	(132,115)	(153,145)	(37,775)	(45,488)
Other Classes	(6,328,605)	(6,736,971)	(4,007,322)	(3,934,823)	(177,461)	(80,562)
Net increase (decrease) resulting from Fund share transactions	(1,390,583)	(801,574)	(458,169)	3,586	(84,669)	390,701
Fund Redemption Fee	78	68	47	60	2	3

Total Increase (Decrease) in Net Assets	(1,656,089)	(1,091,148)	(470,915)	(20,001)	(92,161)	380,984

Net Assets:
Beginning of period	13,702,995	14,794,143	4,234,580	4,254,581	636,209	255,225

End of period*	$12,046,906	$13,702,995	$3,763,665	$4,234,580	$544,048	$636,209

* Including undistributed (overdistributed) net investment income of:	$(6,808)	$(38,801)	$6,803	$12,275	$254	$598

98  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class D of the 12 funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

03.31.06  |  PIMCO Funds Annual Report  99

Notes to Financial Statements (Cont.)

March 31, 2006

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Bridge Debt Commitments. At the period ended March 31, 2006, the High Yield Fund had $30,037,500 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout report are defined as follows:

A$	–	Australian Dollar	MP	–	Mexican Peso
BP	–	British Pound	N$	–	New Zealand Dollar
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CK	–	Czech Koruna	RP	–	Indian Rupee
CO	–	Colombian Peso	RR	–	Russian Ruble
CP	–	Chilean Peso	S$	–	Singapore Dollar
CY	–	Chinese Yuan Renminbi	SF	–	Swiss Franc
DK	–	Danish Krone	SK	–	Swedish Krona
EC	–	Euro	SR	–	South African Rand
H$	–	Hong Kong Dollar	SV	–	Slovakian Koruna
IR	–	Indonesian Rupiah	T$	–	Taiwan Dollar
IS	–	Israeli Shekel	TB	–	Thai Baht
JY	–	Japanese Yen	TL	–	Turkish Lira
KW	–	South Korean Won	UH	–	Ukrainian Hryvnia

Forward Currency Transactions. Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

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Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2006, the following Funds had unfunded loan commitments:

Diversified Income Fund	$311,881
Emerging Market Bond Fund	240,462
Floating Income Fund	144,277
High Yield Fund	6,258,235
Short-Term Fund	48,093

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

March 31, 2006

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class).

Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility

102  PIMCO Funds Annual Report  |  03.31.06

that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes (%)	Institutional (%)		Administrative (%)	A, B and C Classes (%)		Class D (%)		Class R (%)
Developing Local Markets Fund	0.45	0.40	(2)	N/A	0.55	(4)	0.65	(4)	N/A
Diversified Income Fund	0.45	0.30		0.30	0.45		0.45		N/A
Emerging Markets Bond Fund	0.45	0.40		0.40	0.55		0.55		N/A
Floating Income Fund	0.30	0.25		0.25	0.40		0.40		N/A
Foreign Bond Fund (Unhedged)	0.25	0.25		0.25	0.45		0.45		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25		0.25	0.45		0.45		0.45
GNMA Fund	0.25	0.25		N/A	0.40		0.40		N/A
High Yield Fund	0.25	0.25		0.25	0.40		0.40		0.40
Investment Grade Corporate Bond Fund	0.25	0.25		0.25	0.40		0.40		N/A
Low Duration Fund	0.25	0.18		0.18	0.35	(3)	0.25		0.35	(3)
Short-Term Fund	0.25	0.20		0.20	0.35	(1)	0.25		0.35	(1)
Total Return Mortgage Fund	0.25	0.25		0.25	0.40		0.40		N/A

(1)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.
(2)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.40%.
(3)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(4)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

Redemption Fees. Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days, after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses

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Notes to Financial Statements (Cont.)

March 31, 2006

incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration Fund	0.50	0.25
Short-Term Fund and Floating Income Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

AGID has contractually agreed to waive 0.05% of the following Funds distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $6,779,558 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Institutional Class (%)	Class A (%)	Class C (%)	Class D (%)
Developing Local Markets Fund	0.85	1.25	2.00	1.35

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2005	03/31/2006
Developing Local Markets Fund	N/A	$20

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

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Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$51,884	$0	$732,799	$30,212
Diversified Income Fund	954,938	886,159	1,189,394	671,041
Emerging Markets Bond Fund	292,330	290,831	7,455,288	6,889,672
Floating Income Fund	537,835	470,856	803,608	437,885
Foreign Bond Fund (Unhedged)	3,210,834	2,848,833	4,225,220	3,798,851
Foreign Bond Fund (U.S. Dollar-Hedged)	10,124,987	9,741,285	4,805,615	4,299,880
Global Bond Fund (U.S. Dollar-Hedged)	522,744	483,532	296,078	283,054
GNMA Fund	6,124,415	6,238,234	0	1,849
High Yield Fund	1,613,658	1,617,573	6,558,044	5,840,266
Investment Grade Corporate Bond Fund	50,427	46,286	35,586	23,038
Long-Term U.S. Government Fund	14,868,029	13,101,511	551,238	108,408
Low Duration Fund	4,656,408	3,514,851	4,088,308	1,142,152
Short-Term Fund	4,200,017	4,293,625	1,610,102	955,197
Total Return Mortgage Fund	6,169,362	6,249,996	138,498	23,423

5. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$32,487	$0
Foreign Bond Fund (Unhedged)	343	0
High Yield Fund	3,810	0
Short-Term Fund	203	0

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Diversified Income Fund			Emerging Market Bond Fund			Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	1,862	$0	$494	$0	$0	1,418	$0	$377
Sales	8,724	426,200	2,236	508,600	687	10,794	519,700	2,560
Closing Buys	(8,512)	(134,300)	(1,689)	(254,300)	(280)	(2,099)	0	(460)
Expirations	(354)	(113,200)	(196)	(254,300)	(407)	(7,993)	(373,400)	(1,759)
Exercised	0	0	0	0	0	0	0	0

Balance at 03/31/2006	1,720	$178,700	$845	$0	$0	2,120	$146,300	$718

	Foreign Bond Fund (Unhedged)					Foreign Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	1,440	$23,500	BP	0	$318	1,811	$85,700	BP	0	$2,673
Sales	7,099	398,900		10,700	5,274	14,587	843,300		22,600	11,366
Closing Buys	(556)	(11,364)		(7,600)	(447)	(900)	(20,100)		(15,700)	(1,134)
Expirations	(4,689)	(12,000)		(3,100)	(1,074)	(8,266)	(52,700)		(6,900)	(3,430)
Exercised	(558)	(136)		0	(35)	(608)	0		0	(229)

Balance at 03/31/2006	2,736	$398,900	BP	0	$4,036	6,624	$856,200	BP	0	$9,246

	GNMA			High Yield Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	920	$50,000	$989	6,482	$25,000	$1,730
Sales	300	19,400	191	63,688	138,000	17,111
Closing Buys	(854)	(50,000)	(979)	(36,906)	(12,500)	(9,848)
Expirations	(300)	0	(48)	(15,806)	(12,500)	(3,445)
Exercised	(66)	0	(10)	0	0	0

Balance at 03/31/2006	0	$19,400	$143	17,458	$138,000	$5,548

	Investment Grade Corporate Bond Fund			Low Duration Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	50	$1,000	$15	7,254	$0	BP	0	$2,323
Sales	311	6,300	84	32,828	2,180,700		70,500	33,856
Closing Buys	(56)	(2,000)	(19)	(7,254)	(90,500)		0	(2,572)
Expirations	(185)	(5,000)	(52)	(12,990)	0		0	(2,581)
Exercised	0	0	0	(1,406)	0		0	(305)

Balance at 03/31/2006	120	$300	$28	18,432	$2,090,200	BP	70,500	$30,721

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Notes to Financial Statements (Cont.)

March 31, 2006

	Short-Term Fund			Total Return Mortgage Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	378	$18,500	$169	768	$20,000	$479
Sales	10,851	2,097,600	11,581	500	75,600	840
Closing Buys	(1)	0	0	(699)	(20,000)	(469)
Expirations	(4,176)	(1,692,800)	(3,538)	(500)	0	(80)
Exercised	(377)	0	(169)	(69)	0	(10)

Balance at 03/31/2006	6,675	$423,300	$8,043	0	$75,600	$760

7. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
Developing Local Markets Fund	$20,602	$10,902	$9,377	$(309)	$0	$0
Diversified Income Fund	4,026	13,355	12,247	(4,179)	0	0
Emerging Markets Bond Fund	45,002	27,895	119,066	(3,705)	0	0
Floating Income Fund	3,022	2,172	22,011	(2,173)	0	0
Foreign Bond Fund (Unhedged)	0	0	(40,097)	(2,705)	0	(22,422)
Foreign Bond Fund (U.S. Dollar-Hedged)	13,436	19,226	31,054	(75,016)	0	(2,570)
GNMA Fund	831	0	(4,238)	(184)	(140)	(448)
High Yield Fund	12,714	0	139,221	(22,234)	(211,844)	0
Investment Grade Corporate Bond Fund	112	0	(1,022)	(110)	(258)	(73)
Low Duration Fund	433	0	(123,321)	(9,908)	(201,093)	(73,524)
Short-Term Fund	10,313	0	(1,210)	(4,276)	(17,028)	(8,684)
Total Return Mortgage Fund	405	0	(7,090)	(87)	(723)	(4,445)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2010	2013	2014
GNMA Fund	$0	$0	$140
High Yield Fund	211,844	0	0
Investment Grade Corporate Bond Fund	0	0	258
Low Duration Fund	0	0	201,093
Short-Term Fund	0	4,956	12,072
Total Return Mortgage Fund	0	0	723

106  PIMCO Funds Annual Report  |  03.31.06

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
Developing Local Markets Fund	$1,937,628	$854	$(1,236)	$(382)
Diversified Income Fund	1,587,767	28,743	(18,564)	10,179
Emerging Markets Bond Fund	3,157,087	117,644	(12,739)	104,905
Floating Income Fund	1,388,286	12,795	(2,526)	10,269
Foreign Bond Fund (Unhedged)	1,726,109	3,023	(57,099)	(54,076)
Foreign Bond Fund (U.S. Dollar-Hedged)	2,738,086	58,935	(62,204)	(3,269)
GNMA Fund	415,932	74	(4,503)	(4,429)
High Yield Fund	7,208,741	202,552	(63,784)	138,768
Investment Grade Corporate Bond Fund	60,190	221	(1,153)	(932)
Low Duration Fund	11,723,137	13,106	(149,649)	(136,543)
Short-Term Fund	3,551,105	6,994	(10,141)	(3,147)
Total Return Mortgage Fund	790,188	385	(8,945)	(8,560)
(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006			March 31, 2005
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)	Ordinary Income Distributions(6)		Long-Term Capital Gain Distributions		Return of Capital
Developing Local Markets Fund	$25,115	$1,701	$0	$	N/A	$	N/A	$	N/A
Diversified Income Fund	81,458	3,200	0		47,772		1,101		0
Emerging Markets Bond Fund	228,470	7,899	0		134,176		6,899		0
Floating Income Fund	66,759	580	0		8,118		0		0
Foreign Bond Fund (Unhedged)	5,970	3,779	29,912		14,170		140		0
Foreign Bond Fund (U.S. Dollar-Hedged)	143,202	0	0		74,355		13,918		0
GNMA Fund	14,199	4	0		15,789		200		0
High Yield Fund	493,179	0	0		460,182		0		0
Investment Grade Corporate Bond Fund	1,950	0	0		1,656		265		0
Low Duration Fund	513,272	0	0		342,268		36,359		0
Short-Term Fund	137,153	0	0		76,484		10,630		0
Total Return Mortgage Fund	22,183	0	0		12,764		120		0
(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

A net operating loss of $37,987 for Foreign Bond Fund (Unhedged) has been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

03.31.06  |  PIMCO Funds Annual Report  107

Notes to Financial Statements (Cont.)

March 31, 2006

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund		Diversified Income Fund				Emerging Markets Bond Fund
	Period from 05/31/2005 to 03/31/2006		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	22,607	$231,680	1,738	$19,260	2,039	$21,884	12,960	$144,872	10,434	$110,751
Other Classes	162,755	1,666,809	72,328	800,427	44,822	485,087	134,873	1,498,367	141,121	1,490,576
Issued as reinvestment of distributions
Class D	235	2,437	172	1,909	78	844	1,602	17,874	1,203	12,784
Other Classes	2,232	23,168	6,070	67,301	3,287	35,549	17,688	197,262	10,828	115,347
Cost of shares redeemed
Class D	(1,346)	(13,969)	(951)	(10,544)	(1,480)	(15,356)	(7,465)	(83,093)	(11,858)	(121,833)
Other Classes	(2,415)	(24,970)	(24,161)	(267,339)	(22,588)	(243,559)	(85,834)	(958,763)	(87,312)	(912,383)

Net increase (decrease) resulting from Fund share transactions	184,068	$1,885,155	55,198	$611,014	26,158	$284,449	73,824	$816,519	64,416	$695,242

	High Yield Fund				Investment Grade Corporate Bond Fund				Low Duration Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	26,812	$262,218	22,014	$212,763	114	$1,187	17	$183	18,845	$189,928	39,170	$400,123
Other Classes	262,767	2,564,250	271,776	2,633,204	3,164	32,912	2,600	27,632	461,142	4,639,899	544,961	5,566,261
Issued as reinvestment of distributions
Class D	2,525	24,673	2,524	24,479	2	20	0	2	2,198	22,072	1,595	16,284
Other Classes	36,890	360,452	32,845	318,755	150	1,563	160	1,697	42,692	428,561	30,254	308,891
Cost of shares redeemed
Class D	(22,155)	(216,115)	(33,046)	(319,270)	(19)	(198)	(1)	(16)	(34,022)	(342,438)	(34,890)	(356,162)
Other Classes	(237,009)	(2,307,205)	(380,868)	(3,696,365)	(1,333)	(13,890)	(2,224)	(23,486)	(629,667)	(6,328,605)	(659,787)	(6,736,971)

Net increase (decrease) resulting from Fund share transactions	69,830	$688,273	(84,755)	$(826,434)	2,078	$21,594	552	$6,012	(138,812)	$(1,390,583)	(78,697)	$(801,574)

108  PIMCO Funds Annual Report  |  03.31.06

	Floating Income Fund				Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)				GNMA Fund
	Year Ended 03/31/2006		Period from 07/30/2004 to 03/31/2005		Year Ended 03/31/2006		Period from 04/30/2004 to 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	6,798	$70,257	4,526	$46,120	7,928	$81,783	8,569	$93,126	15,405	$163,764	12,017	$126,257	285	$3,143	475	$5,250
Other Classes	107,906	1,110,693	97,120	991,675	96,103	988,793	121,494	1,321,030	110,797	1,175,994	73,086	769,315	5,335	58,961	39,274	435,433
Issued as reinvestment of distributions
Class D	256	2,649	33	341	225	2,295	71	784	1,403	14,683	868	9,118	17	188	17	186
Other Classes	5,866	60,609	699	7,152	3,150	32,218	1,128	12,418	10,875	113,837	6,622	69,573	1,116	12,316	1,301	14,398
Cost of shares redeemed
Class D	(3,349)	(34,564)	(298)	(3,053)	(5,480)	(55,674)	(763)	(8,368)	(13,266)	(140,271)	(7,167)	(75,250)	(246)	(2,717)	(534)	(5,918)
Other Classes	(74,715)	(772,182)	(6,223)	(63,504)	(76,980)	(789,830)	(6,357)	(69,207)	(70,637)	(746,617)	(54,821)	(575,803)	(35,363)	(390,998)	(23,281)	(255,884)

Net increase (decrease) resulting from Fund share transactions	42,762	$437,462	95,857	$978,731	24,946	$259,585	124,142	$1,349,783	54,577	$581,390	30,605	$323,210	(28,856)	$(319,107)	17,252	$193,465

	Short-Term Fund				Total Return Mortgage Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	5,064	$50,684	12,098	$121,478	3,622	$38,502	3,619	$38,976
Other Classes	350,713	3,511,131	387,942	3,895,537	6,660	70,855	43,396	466,271
Issued as reinvestment of distributions
Class D	464	4,645	376	3,775	333	3,542	408	4,383
Other Classes	11,476	114,808	7,052	70,764	1,661	17,668	664	7,121
Cost of shares redeemed
Class D	(13,199)	(132,115)	(15,252)	(153,145)	(3,555)	(37,775)	(4,243)	(45,488)
Other Classes	(400,370)	(4,007,322)	(391,915)	(3,934,823)	(16,622)	(177,461)	(7,522)	(80,562)

Net increase (decrease) resulting from Fund share transactions	(45,852)	$(458,169)	301	$3,586	(7,901)	$(84,669)	36,322	$390,701

03.31.06  |  PIMCO Funds Annual Report  109

Notes to Financial Statements (Cont.)

March 31, 2006

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

110  PIMCO Funds Annual Report  |  03.31.06

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

03.31.06  |  PIMCO Funds Annual Report  111

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Low Duration Fund, Short-Term Fund, and Total Return Mortgage Fund, twelve of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

112  PIMCO Funds Annual Report  |  03.31.06

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$19,283	$1,150
Diversified Income Fund	0.21%	0.16%	33,246	1,272
Emerging Markets Bond Fund	0.00%	0.00%	19,561	64,967
Floating Income Fund	0.14%	0.08%	36,177	0
Foreign Bond Fund (Unhedged)	0.12%	0.09%	28,827	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.31%	0.29%	37,891	4,719
GNMA Fund	0.19%	0.13%	13,667	0
High Yield Fund	0.50%	0.37%	370,618	0
Investment Grade Corporate Bond Fund	0.40%	0.35%	1,393	0
Low Duration Fund	1.15%	1.12%	396,965	0
Short-Term Fund	0.00%	0.00%	120,760	0
Total Return Mortgage Fund	0.04%	0.03%	21,547	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

03.31.06  |  PIMCO Funds Annual Report  113

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

114  PIMCO Funds Annual Report  |  03.31.06

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

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118  PIMCO Funds Annual Report  |  03.31.03

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/05).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International Bond

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Developing Local Markets

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn

Strategy®

PIMCO RealEstateRealReturn

Strategy

Equity-Related

PIMCO StocksPLUS®

PIMCO StocksPLUS Total Return®

PIMCO International StocksPLUS®

TR Strategy

PIMCO Fundamental IndexPLUS TR

Asset Allocation (Tactical) PIMCO All Asset

PIMCO All Asset All Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Equity Premium Strategy

OCC Core Equity

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

RCM Strategic Growth

PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

International Stock

NACM Global

RCM Global Small-Cap

RCM International

Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Healthcare

RCM Biotechnology

RCM Technology

RCM Global Resources

www.allianzinvestors.com

*	As of 3/31/06 according to SimFunds.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ020AR_15120

Annual Report	Total Return Funds
March 31, 2006

Total Return Fund

Share Classes	Total Return Fund II

Institutional and Administrative	Total Return Fund III

*	This report incorporates a Summary Schedule of Investments for the Total Return Fund.

A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at (866) 744-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

The Annual Reports for other PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the PIMCO Funds Annual Report for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

In the fixed-income markets for the twelve-month period ended March 31, 2006:

•	The Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%;

•	The Federal Reserve continued its rate tightening cycle, increasing the Federal Funds Rate by quarter of a percent increments from 2.75% to 4.75% over this period;

•	The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%; and,

•	While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of the primary factors that affected performance during the fiscal year.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. Additionally, you are invited to visit our web site at www.pimcofunds.com or our investment manager’s web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2006

3.31.06  |  PIMCO Funds Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of many bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return Table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Intermediate Investment Grade Debt Fund Averages, which is calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investment in the Funds.

2  PIMCO Funds  |  Total Return Funds

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from October 1, 2005 to March 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

3.31.06  |  PIMCO Funds Annual Report  3

Performance Summary PIMCO Total Return Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Total Return Fund Institutional Class	Lehman Brothers Aggregate Bond Index
05/31/1987	5,000,000	5,000,000
06/30/1987	5,063,956	5,068,813
07/31/1987	5,051,390	5,064,918
08/31/1987	5,039,534	5,037,815
09/30/1987	4,913,547	4,930,538
10/31/1987	5,070,060	5,106,141
11/30/1987	5,107,024	5,147,040
12/31/1987	5,153,726	5,217,151
01/31/1988	5,364,621	5,400,545
02/29/1988	5,425,978	5,464,652
03/31/1988	5,377,483	5,413,367
04/30/1988	5,349,895	5,384,153
05/31/1988	5,323,746	5,347,962
06/30/1988	5,451,097	5,476,986
07/31/1988	5,444,079	5,448,260
08/31/1988	5,470,463	5,462,542
09/30/1988	5,574,381	5,586,211
10/31/1988	5,662,479	5,691,379
11/30/1988	5,612,027	5,622,241
12/31/1988	5,637,131	5,628,571
01/31/1989	5,706,918	5,709,556
02/28/1989	5,670,892	5,668,171
03/31/1989	5,697,790	5,692,677
04/30/1989	5,825,551	5,811,802
05/31/1989	5,967,305	5,964,522
06/30/1989	6,168,244	6,146,131
07/31/1989	6,298,843	6,276,779
08/31/1989	6,190,418	6,183,783
09/30/1989	6,221,536	6,215,431
10/31/1989	6,371,017	6,368,476
11/30/1989	6,426,949	6,429,174
12/31/1989	6,440,083	6,446,378
01/31/1990	6,332,594	6,369,774
02/28/1990	6,349,652	6,390,386
03/31/1990	6,344,778	6,395,092
04/30/1990	6,255,058	6,336,504
05/31/1990	6,460,283	6,524,117
06/30/1990	6,569,705	6,628,798
07/31/1990	6,676,661	6,720,495
08/31/1990	6,571,662	6,630,745
09/30/1990	6,578,458	6,685,601
10/31/1990	6,669,789	6,770,482
11/30/1990	6,838,024	6,916,223
12/31/1990	6,958,354	7,023,987
01/31/1991	7,027,903	7,110,815
02/28/1991	7,126,178	7,171,514
03/31/1991	7,216,808	7,220,852
04/30/1991	7,335,070	7,299,078
05/31/1991	7,390,178	7,341,762
06/30/1991	7,401,768	7,338,029
07/31/1991	7,508,521	7,439,788
08/31/1991	7,712,232	7,600,786
09/30/1991	7,894,694	7,754,804
10/31/1991	7,975,769	7,841,145
11/30/1991	8,045,044	7,913,042
12/31/1991	8,319,147	8,148,046
01/31/1992	8,251,437	8,037,198
02/29/1992	8,323,957	8,089,457
03/31/1992	8,292,135	8,043,852
04/30/1992	8,335,850	8,101,954
05/31/1992	8,508,487	8,254,836
06/30/1992	8,616,472	8,368,443
07/31/1992	8,827,524	8,539,178
08/31/1992	8,902,987	8,625,682
09/30/1992	9,043,980	8,727,928
10/31/1992	8,965,037	8,612,211
11/30/1992	8,972,362	8,614,159
12/31/1992	9,129,278	8,751,136
01/31/1993	9,297,750	8,918,950
02/28/1993	9,504,901	9,075,078
03/31/1993	9,560,206	9,112,893
04/30/1993	9,643,848	9,176,350
05/31/1993	9,666,306	9,188,036
06/30/1993	9,876,645	9,354,551
07/31/1993	9,937,133	9,407,459
08/31/1993	10,163,538	9,572,351
09/30/1993	10,204,890	9,598,643
10/31/1993	10,277,472	9,634,511
11/30/1993	10,187,745	9,552,551
12/31/1993	10,271,501	9,604,324
01/31/1994	10,396,445	9,733,998
02/28/1994	10,210,928	9,564,886
03/31/1994	9,995,399	9,329,070
04/30/1994	9,896,929	9,254,577
05/31/1994	9,850,224	9,253,278
06/30/1994	9,814,015	9,232,829
07/31/1994	10,015,509	9,416,223
08/31/1994	10,044,623	9,427,908
09/30/1994	9,917,753	9,289,146
10/31/1994	9,906,083	9,280,869
11/30/1994	9,907,443	9,260,257
12/31/1994	9,904,417	9,324,202
01/31/1995	10,082,267	9,508,731
02/28/1995	10,319,048	9,734,809
03/31/1995	10,417,456	9,794,534
04/30/1995	10,600,658	9,931,349
05/31/1995	10,936,213	10,315,665
06/30/1995	10,929,713	10,391,294
07/31/1995	10,936,311	10,368,086
08/31/1995	11,105,123	10,493,216
09/30/1995	11,244,355	10,595,300
10/31/1995	11,415,091	10,733,089
11/30/1995	11,662,396	10,893,924
12/31/1995	11,863,138	11,046,806
01/31/1996	11,960,385	11,120,164
02/29/1996	11,668,778	10,926,870
03/31/1996	11,578,391	10,850,915
04/30/1996	11,530,294	10,789,892
05/31/1996	11,499,480	10,767,982
06/30/1996	11,683,873	10,912,588
07/31/1996	11,714,500	10,942,450
08/31/1996	11,704,501	10,924,111
09/30/1996	11,973,193	11,114,483
10/31/1996	12,284,300	11,360,686
11/30/1996	12,575,406	11,555,278
12/31/1996	12,419,446	11,447,838
01/31/1997	12,465,678	11,482,894
02/28/1997	12,494,013	11,511,458
03/31/1997	12,342,925	11,383,894
04/30/1997	12,565,728	11,554,304
05/31/1997	12,694,757	11,663,529
06/30/1997	12,843,894	11,801,967
07/31/1997	13,203,071	12,120,229
08/31/1997	13,089,168	12,016,846
09/30/1997	13,301,627	12,194,073
10/31/1997	13,461,510	12,370,975
11/30/1997	13,523,400	12,427,941
12/31/1997	13,681,812	12,553,071
01/31/1998	13,893,968	12,714,230
02/28/1998	13,855,371	12,704,087
03/31/1998	13,902,211	12,748,312
04/30/1998	13,957,191	12,814,853
05/31/1998	14,119,833	12,936,413
06/30/1998	14,257,594	13,046,124
07/31/1998	14,305,551	13,073,877
08/31/1998	14,533,176	13,286,646
09/30/1998	14,969,015	13,597,767
10/31/1998	14,869,808	13,525,870
11/30/1998	14,925,950	13,602,636
12/31/1998	15,018,914	13,643,534
01/31/1999	15,109,171	13,740,911
02/28/1999	14,831,091	13,501,039
03/31/1999	14,958,503	13,575,857
04/30/1999	15,032,946	13,618,865
05/31/1999	14,870,656	13,499,578
06/30/1999	14,846,270	13,456,570
07/31/1999	14,790,750	13,399,279
08/31/1999	14,803,007	13,392,596
09/30/1999	14,968,364	13,547,942
10/31/1999	15,018,938	13,597,929
11/30/1999	15,055,090	13,596,955
12/31/1999	14,976,517	13,531,388
01/31/2000	14,900,278	13,487,081
02/29/2000	15,083,651	13,650,188
03/31/2000	15,307,078	13,830,012
04/30/2000	15,264,806	13,790,412
05/31/2000	15,262,467	13,784,082
06/30/2000	15,586,098	14,070,858
07/31/2000	15,729,678	14,198,585
08/31/2000	15,977,572	14,404,375
09/30/2000	16,034,043	14,494,936
10/31/2000	16,135,944	14,590,853
11/30/2000	16,451,556	14,829,427
12/31/2000	16,786,703	15,104,518
01/31/2001	17,032,309	15,351,532
02/28/2001	17,196,785	15,485,264
03/31/2001	17,266,189	15,563,003
04/30/2001	17,107,442	15,498,343
05/31/2001	17,174,199	15,591,965
06/30/2001	17,222,245	15,650,786
07/31/2001	17,819,063	16,000,687
08/31/2001	18,040,583	16,184,024
09/30/2001	18,340,232	16,372,525
10/31/2001	18,733,092	16,715,209
11/30/2001	18,466,381	16,484,726
12/31/2001	18,381,251	16,379,929
01/31/2002	18,610,020	16,512,594
02/28/2002	18,870,836	16,672,618
03/31/2002	18,500,719	16,395,254
04/30/2002	18,913,563	16,713,191
05/31/2002	19,067,304	16,855,200
06/30/2002	19,117,465	17,000,941
07/31/2002	19,225,048	17,206,083
08/31/2002	19,547,746	17,497,079
09/30/2002	19,772,785	17,779,960
10/31/2002	19,772,598	17,698,974
11/30/2002	19,847,830	17,694,268
12/31/2002	20,256,720	18,059,757
01/31/2003	20,346,652	18,075,175
02/28/2003	20,635,084	18,325,273
03/31/2003	20,678,145	18,311,153
04/30/2003	20,915,298	18,462,250
05/31/2003	21,269,171	18,806,479
06/30/2003	21,262,415	18,769,118
07/31/2003	20,465,777	18,138,162
08/31/2003	20,640,185	18,258,476
09/30/2003	21,224,519	18,741,763
10/31/2003	21,084,470	18,567,091
11/30/2003	21,133,544	18,611,489
12/31/2003	21,383,709	18,800,881
01/31/2004	21,526,905	18,952,174
02/29/2004	21,777,916	19,157,244
03/31/2004	21,960,144	19,300,838
04/30/2004	21,458,264	18,798,590
05/31/2004	21,381,503	18,723,333
06/30/2004	21,480,869	18,829,123
07/31/2004	21,710,515	19,015,782
08/31/2004	22,140,227	19,378,552
09/30/2004	22,178,261	19,431,093
10/31/2004	22,402,524	19,594,016
11/30/2004	22,326,050	19,437,731
12/31/2004	22,484,297	19,616,611
01/31/2005	22,552,171	19,739,695
02/28/2005	22,467,005	19,623,273
03/31/2005	22,416,225	19,522,398
04/30/2005	22,758,385	19,786,600
05/31/2005	23,019,279	20,000,664
06/30/2005	23,135,843	20,109,731
07/31/2005	22,953,961	19,926,815
08/31/2005	23,264,886	20,182,267
09/30/2005	23,022,705	19,974,208
10/31/2005	22,816,981	19,816,197
11/30/2005	22,901,505	19,903,883
12/31/2005	23,133,941	20,093,006
01/31/2006	23,169,396	20,094,235
02/28/2006	23,248,112	20,160,860
03/31/2006	23,012,092	19,963,060

AVERAGE ANNUAL TOTAL RETURN For the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (05/11/1987)*
Total Return Fund Institutional Class	2.66%	5.91%	7.11%	8.40%
Total Return Fund Administrative Class	2.40%	5.65%	6.84%	8.14%
Lehman Brothers Aggregate Bond Index	2.26%	5.11%	6.29%	7.57%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	5.55%	7.03%
All Fund returns are net of fees and expenses.
* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$999.53	$998.30	$1,022.79	$1,021.54
Expenses Paid During Period†	$2.15	$3.39	$2.17	$3.43

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4  PIMCO Funds  |  Total Return Funds

Institutional Class PTTRX

Administrative Class PTRAX

SECTOR BREAKDOWN‡

U.S. Government Agencies	49.6%
Short-Term Instruments	28.4%
Corporate Bonds & Notes	10.3%
Asset-Backed Securities	3.7%
Mortgage-Backed Securities	3.3%
Other	4.7%

‡	% of Total Investments as of March 31, 2006

PORTFOLIO INSIGHTS

•	The Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration for most of the period was negative for performance, as yields increased across the maturity spectrum.

•	An emphasis on short and intermediate maturities detracted from performance, as short-term yields rose more than long-term yields.

•	Above-benchmark exposure to mortgages was neutral for performance, as they performed in-line with like-duration Treasuries; however, mortgage issuer and coupon selection was a key contributor to outperformance.

•	An underweight to longer-term corporate securities contributed to returns, as this sector lagged like-duration Treasuries.

•	An allocation to non-U.S. Government securities was positive for returns, as rates in the U.S. rose more than in other developed countries where economic growth was generally slower.

•	Exposure to emerging market bonds enhanced performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

•	Modest holdings of real return bonds early in the period detracted from performance as inflation expectations decreased over the period, causing real return bonds to underperform conventional, non-inflation-linked Treasuries.

•	A tactical allocation to municipal bonds was positive for performance, as municipal yields rose less than Treasury yields over the period.

3.31.06  |  PIMCO Funds Annual Report  5

Performance Summary PIMCO Total Return Fund II

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Total Return Fund II Institutional Class	Lehman Brothers Aggregate Bond Index
12/31/1991	5,000,000	5,000,000
01/31/1992	4,929,716	4,931,979
02/29/1992	4,951,937	4,964,047
03/31/1992	4,937,873	4,936,062
04/30/1992	4,963,257	4,971,716
05/31/1992	5,075,312	5,065,531
06/30/1992	5,149,979	5,135,245
07/31/1992	5,309,040	5,240,016
08/31/1992	5,355,136	5,293,098
09/30/1992	5,437,041	5,355,841
10/31/1992	5,367,337	5,284,832
11/30/1992	5,383,727	5,286,027
12/31/1992	5,471,600	5,370,083
01/31/1993	5,579,371	5,473,060
02/28/1993	5,705,377	5,568,868
03/31/1993	5,719,997	5,592,073
04/30/1993	5,793,075	5,631,013
05/31/1993	5,790,801	5,638,183
06/30/1993	5,920,354	5,740,365
07/31/1993	5,952,711	5,772,831
08/31/1993	6,070,915	5,874,017
09/30/1993	6,093,002	5,890,150
10/31/1993	6,109,820	5,912,160
11/30/1993	6,049,436	5,861,866
12/31/1993	6,067,802	5,893,636
01/31/1994	6,149,761	5,973,210
02/28/1994	6,050,676	5,869,435
03/31/1994	5,910,178	5,724,729
04/30/1994	5,870,870	5,679,016
05/31/1994	5,858,460	5,678,219
06/30/1994	5,845,104	5,665,671
07/31/1994	5,977,463	5,778,209
08/31/1994	5,984,657	5,785,380
09/30/1994	5,896,835	5,700,229
10/31/1994	5,889,838	5,695,150
11/30/1994	5,888,896	5,682,502
12/31/1994	5,933,421	5,721,741
01/31/1995	6,043,232	5,834,977
02/28/1995	6,182,752	5,973,708
03/31/1995	6,223,522	6,010,358
04/30/1995	6,299,808	6,094,313
05/31/1995	6,523,923	6,330,146
06/30/1995	6,551,569	6,376,556
07/31/1995	6,507,691	6,362,315
08/31/1995	6,628,805	6,439,100
09/30/1995	6,717,353	6,501,743
10/31/1995	6,829,613	6,586,296
11/30/1995	6,952,671	6,684,992
12/31/1995	7,059,284	6,778,807
01/31/1996	7,096,875	6,823,822
02/29/1996	6,956,380	6,705,209
03/31/1996	6,882,877	6,658,600
04/30/1996	6,829,282	6,621,153
05/31/1996	6,805,776	6,607,708
06/30/1996	6,917,299	6,696,445
07/31/1996	6,933,266	6,714,769
08/31/1996	6,916,233	6,703,516
09/30/1996	7,079,837	6,820,337
10/31/1996	7,268,469	6,971,417
11/30/1996	7,416,019	7,090,828
12/31/1996	7,331,446	7,024,898
01/31/1997	7,372,632	7,046,410
02/28/1997	7,387,727	7,063,938
03/31/1997	7,305,831	6,985,659
04/30/1997	7,418,069	7,090,230
05/31/1997	7,488,383	7,157,255
06/30/1997	7,571,276	7,242,207
07/31/1997	7,808,619	7,437,506
08/31/1997	7,730,081	7,374,066
09/30/1997	7,837,156	7,482,820
10/31/1997	7,950,092	7,591,375
11/30/1997	7,972,129	7,626,332
12/31/1997	8,063,867	7,703,117
01/31/1998	8,181,882	7,802,012
02/28/1998	8,157,419	7,795,787
03/31/1998	8,181,806	7,822,926
04/30/1998	8,222,040	7,863,759
05/31/1998	8,310,019	7,938,353
06/30/1998	8,398,686	8,005,677
07/31/1998	8,417,371	8,022,707
08/31/1998	8,634,608	8,153,272
09/30/1998	8,863,669	8,344,189
10/31/1998	8,784,161	8,300,070
11/30/1998	8,790,237	8,347,177
12/31/1998	8,840,354	8,372,274
01/31/1999	8,895,775	8,432,029
02/28/1999	8,717,208	8,284,832
03/31/1999	8,791,829	8,330,744
04/30/1999	8,826,341	8,357,136
05/31/1999	8,716,487	8,283,936
06/30/1999	8,686,621	8,257,544
07/31/1999	8,640,505	8,222,388
08/31/1999	8,645,072	8,218,287
09/30/1999	8,749,143	8,313,614
10/31/1999	8,774,371	8,344,288
11/30/1999	8,789,718	8,343,691
12/31/1999	8,745,555	8,303,456
01/31/2000	8,714,587	8,276,267
02/29/2000	8,804,572	8,376,357
03/31/2000	8,919,699	8,486,705
04/30/2000	8,885,298	8,462,404
05/31/2000	8,910,528	8,458,520
06/30/2000	9,090,806	8,634,499
07/31/2000	9,163,246	8,712,877
08/31/2000	9,307,790	8,839,159
09/30/2000	9,348,802	8,894,732
10/31/2000	9,424,027	8,953,590
11/30/2000	9,600,448	9,099,990
12/31/2000	9,776,445	9,268,798
01/31/2001	9,910,018	9,420,376
02/28/2001	10,026,066	9,502,440
03/31/2001	10,081,188	9,550,144
04/30/2001	10,013,145	9,510,466
05/31/2001	10,086,569	9,567,917
06/30/2001	10,116,284	9,604,012
07/31/2001	10,445,858	9,818,726
08/31/2001	10,560,283	9,931,230
09/30/2001	10,773,561	10,046,903
10/31/2001	10,983,184	10,257,189
11/30/2001	10,790,745	10,115,754
12/31/2001	10,721,689	10,051,446
01/31/2002	10,838,381	10,132,855
02/28/2002	10,976,514	10,231,053
03/31/2002	10,776,690	10,060,851
04/30/2002	10,983,213	10,255,951
05/31/2002	11,066,630	10,343,093
06/30/2002	11,104,723	10,432,527
07/31/2002	11,165,939	10,558,411
08/31/2002	11,402,046	10,736,978
09/30/2002	11,565,158	10,910,567
10/31/2002	11,527,600	10,860,870
11/30/2002	11,590,753	10,857,982
12/31/2002	11,785,596	11,082,263
01/31/2003	11,830,715	11,091,724
02/28/2003	11,989,629	11,245,195
03/31/2003	11,987,106	11,236,530
04/30/2003	12,112,671	11,329,250
05/31/2003	12,353,333	11,540,484
06/30/2003	12,332,087	11,517,558
07/31/2003	11,843,980	11,130,375
08/31/2003	11,942,026	11,204,205
09/30/2003	12,284,178	11,500,771
10/31/2003	12,200,028	11,393,585
11/30/2003	12,217,121	11,420,830
12/31/2003	12,360,679	11,537,049
01/31/2004	12,444,573	11,629,889
02/29/2004	12,573,506	11,755,729
03/31/2004	12,671,644	11,843,844
04/30/2004	12,370,830	11,535,643
05/31/2004	12,346,289	11,489,462
06/30/2004	12,430,632	11,554,379
07/31/2004	12,556,225	11,668,922
08/31/2004	12,787,867	11,891,533
09/30/2004	12,819,561	11,923,775
10/31/2004	12,904,393	12,023,752
11/30/2004	12,788,096	11,927,848
12/31/2004	12,882,252	12,037,617
01/31/2005	12,893,915	12,113,147
02/28/2005	12,817,782	12,041,705
03/31/2005	12,798,399	11,979,803
04/30/2005	13,002,048	12,141,929
05/31/2005	13,143,047	12,273,289
06/30/2005	13,212,713	12,340,217
07/31/2005	13,074,861	12,227,972
08/31/2005	13,247,867	12,384,728
09/30/2005	13,101,711	12,257,054
10/31/2005	12,977,990	12,160,091
11/30/2005	13,026,778	12,213,900
12/31/2005	13,151,340	12,329,954
01/31/2006	13,171,872	12,330,708
02/28/2006	13,219,725	12,371,592
03/31/2006	13,088,925	12,250,213

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2006

	1 Year	5 Years	10 Years	Inception (12/30/1991)*
Total Return Fund II Institutional Class	2.27%	5.36%	6.64%	6.99%
Total Return Fund II Administrative Class	2.01%	5.10%	6.37%	6.73%
Lehman Brothers Aggregate Bond Index	2.26%	5.11%	6.29%	6.49%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	5.55%	6.11%
All Fund returns are net of fees and expenses.
*The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$999.03	$997.79	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.49	$3.74	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6  PIMCO Funds  |  Total Return Funds

Institutional Class PMBIX

Administrative Class PRADX

SECTOR BREAKDOWN‡

U.S. Government Agencies	59.8%
Short-Term Instruments	29.3%
Corporate Bonds & Notes	5.3%
Other	5.6%

‡	% of Total Investments as of March 31, 2006

PORTFOLIO INSIGHTS

•	The Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s above-benchmark duration for most of the year was negative for performance as yields increased across the maturity spectrum.

•	An emphasis on short and intermediate maturities detracted from performance as short-term yields rose more than long-term yields.

•	Above-benchmark exposure to mortgages was neutral for performance as they performed in-line with like-duration Treasuries; however, mortgage issuer and coupon selection was positive for performance.

•	An underweight to longer-term corporate securities contributed to returns as this sector lagged like-duration Treasuries.

•	Modest holdings of real return bonds early in the period detracted from performance as inflation expectations decreased over the period, causing real return bonds to underperform conventional, non-inflation-linked Treasuries.

•	A tactical allocation to municipal bonds was positive for performance as municipal yields rose less than Treasury yields over the period.

3.31.06  |  PIMCO Funds Annual Report  7

Performance Summary PIMCO Total Return Fund III

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Total Return Fund III Institutional Class	Lehman Brothers Aggregate Bond Index
04/30/1991	5,000,000	5,000,000
05/31/1991	5,024,573	5,029,239
06/30/1991	5,011,360	5,026,682
07/31/1991	5,091,347	5,096,389
08/31/1991	5,231,902	5,206,675
09/30/1991	5,362,299	5,312,180
10/31/1991	5,419,024	5,371,326
11/30/1991	5,475,902	5,420,576
12/31/1991	5,687,512	5,581,558
01/31/1992	5,605,239	5,505,625
02/29/1992	5,649,578	5,541,424
03/31/1992	5,621,306	5,510,184
04/30/1992	5,643,874	5,549,984
05/31/1992	5,752,958	5,654,712
06/30/1992	5,844,833	5,732,534
07/31/1992	6,028,857	5,849,491
08/31/1992	6,069,916	5,908,747
09/30/1992	6,112,922	5,978,788
10/31/1992	6,061,053	5,899,520
11/30/1992	6,110,005	5,900,854
12/31/1992	6,200,947	5,994,686
01/31/1993	6,262,534	6,109,641
02/28/1993	6,404,215	6,216,592
03/31/1993	6,434,449	6,242,496
04/30/1993	6,497,518	6,285,965
05/31/1993	6,501,189	6,293,970
06/30/1993	6,644,496	6,408,036
07/31/1993	6,697,102	6,444,279
08/31/1993	6,880,114	6,557,233
09/30/1993	6,894,099	6,575,243
10/31/1993	6,957,037	6,599,813
11/30/1993	6,917,372	6,543,670
12/31/1993	6,984,685	6,579,135
01/31/1994	7,060,374	6,667,964
02/28/1994	6,937,795	6,552,119
03/31/1994	6,797,242	6,390,581
04/30/1994	6,731,751	6,339,552
05/31/1994	6,676,376	6,338,662
06/30/1994	6,681,328	6,324,654
07/31/1994	6,815,349	6,450,282
08/31/1994	6,830,651	6,458,287
09/30/1994	6,760,588	6,363,232
10/31/1994	6,777,181	6,357,562
11/30/1994	6,726,341	6,343,443
12/31/1994	6,745,188	6,387,246
01/31/1995	6,870,185	6,513,652
02/28/1995	7,076,265	6,668,520
03/31/1995	7,131,606	6,709,432
04/30/1995	7,251,354	6,803,153
05/31/1995	7,479,227	7,066,416
06/30/1995	7,468,982	7,118,224
07/31/1995	7,469,280	7,102,326
08/31/1995	7,577,254	7,188,042
09/30/1995	7,661,664	7,257,971
10/31/1995	7,778,032	7,352,359
11/30/1995	7,920,241	7,462,534
12/31/1995	8,042,735	7,567,261
01/31/1996	8,110,490	7,617,512
02/29/1996	7,917,045	7,485,103
03/31/1996	7,848,991	7,433,072
04/30/1996	7,813,232	7,391,271
05/31/1996	7,795,663	7,376,262
06/30/1996	7,938,312	7,475,319
07/31/1996	7,953,817	7,495,775
08/31/1996	7,937,131	7,483,213
09/30/1996	8,134,267	7,613,621
10/31/1996	8,353,533	7,782,274
11/30/1996	8,530,260	7,915,573
12/31/1996	8,415,107	7,841,975
01/31/1997	8,452,273	7,865,989
02/28/1997	8,465,767	7,885,556
03/31/1997	8,379,284	7,798,172
04/30/1997	8,523,528	7,914,906
05/31/1997	8,625,020	7,989,727
06/30/1997	8,714,471	8,084,560
07/31/1997	8,945,988	8,302,575
08/31/1997	8,888,809	8,231,756
09/30/1997	9,006,608	8,353,160
10/31/1997	9,140,798	8,474,341
11/30/1997	9,172,684	8,513,363
12/31/1997	9,274,215	8,599,079
01/31/1998	9,418,706	8,709,477
02/28/1998	9,404,616	8,702,528
03/31/1998	9,436,938	8,732,823
04/30/1998	9,472,905	8,778,405
05/31/1998	9,559,386	8,861,676
06/30/1998	9,655,888	8,936,830
07/31/1998	9,697,309	8,955,841
08/31/1998	9,843,713	9,101,592
09/30/1998	10,148,628	9,314,715
10/31/1998	10,097,948	9,265,464
11/30/1998	10,154,614	9,318,050
12/31/1998	10,237,306	9,346,067
01/31/1999	10,291,019	9,412,772
02/28/1999	10,083,482	9,248,455
03/31/1999	10,210,751	9,299,706
04/30/1999	10,264,484	9,329,168
05/31/1999	10,112,792	9,247,454
06/30/1999	10,098,298	9,217,993
07/31/1999	10,060,554	9,178,748
08/31/1999	10,064,068	9,174,170
09/30/1999	10,149,144	9,280,584
10/31/1999	10,190,083	9,314,826
11/30/1999	10,208,038	9,314,159
12/31/1999	10,139,938	9,269,244
01/31/2000	9,971,148	9,238,894
02/29/2000	10,081,292	9,350,625
03/31/2000	10,244,449	9,473,807
04/30/2000	10,191,835	9,446,680
05/31/2000	10,178,995	9,442,344
06/30/2000	10,404,668	9,638,791
07/31/2000	10,480,599	9,726,286
08/31/2000	10,659,083	9,867,257
09/30/2000	10,682,050	9,929,292
10/31/2000	10,727,050	9,994,997
11/30/2000	10,921,300	10,158,425
12/31/2000	11,164,751	10,346,867
01/31/2001	11,321,486	10,516,076
02/28/2001	11,425,133	10,607,684
03/31/2001	11,489,223	10,660,937
04/30/2001	11,393,743	10,616,644
05/31/2001	11,461,186	10,680,777
06/30/2001	11,468,986	10,721,070
07/31/2001	11,853,724	10,960,758
08/31/2001	12,026,516	11,086,348
09/30/2001	12,240,207	11,215,474
10/31/2001	12,486,006	11,450,219
11/30/2001	12,300,855	11,292,334
12/31/2001	12,278,725	11,220,546
01/31/2002	12,430,837	11,311,424
02/28/2002	12,584,616	11,421,043
03/31/2002	12,381,176	11,231,045
04/30/2002	12,659,147	11,448,837
05/31/2002	12,714,942	11,546,116
06/30/2002	12,720,258	11,645,951
07/31/2002	12,704,341	11,786,477
08/31/2002	12,986,535	11,985,814
09/30/2002	13,057,941	12,179,593
10/31/2002	13,117,670	12,124,116
11/30/2002	13,226,784	12,120,892
12/31/2002	13,505,002	12,371,259
01/31/2003	13,614,027	12,381,821
02/28/2003	13,815,542	12,553,142
03/31/2003	13,891,888	12,543,470
04/30/2003	14,086,195	12,646,974
05/31/2003	14,334,209	12,882,777
06/30/2003	14,339,570	12,857,184
07/31/2003	13,818,429	12,424,968
08/31/2003	13,947,294	12,507,385
09/30/2003	14,276,499	12,838,445
10/31/2003	14,197,286	12,718,792
11/30/2003	14,230,601	12,749,205
12/31/2003	14,364,042	12,878,942
01/31/2004	14,465,109	12,982,581
02/29/2004	14,627,933	13,123,057
03/31/2004	14,737,170	13,221,422
04/30/2004	14,425,111	12,877,373
05/31/2004	14,390,087	12,825,820
06/30/2004	14,461,084	12,898,288
07/31/2004	14,599,923	13,026,153
08/31/2004	14,888,656	13,274,657
09/30/2004	14,928,773	13,310,648
10/31/2004	15,082,194	13,422,254
11/30/2004	15,003,820	13,315,195
12/31/2004	15,147,166	13,437,732
01/31/2005	15,179,318	13,522,047
02/28/2005	15,138,663	13,442,295
03/31/2005	15,100,822	13,373,194
04/30/2005	15,325,156	13,554,177
05/31/2005	15,472,120	13,700,815
06/30/2005	15,555,648	13,775,528
07/31/2005	15,425,671	13,650,227
08/31/2005	15,623,252	13,825,216
09/30/2005	15,467,544	13,682,692
10/31/2005	15,321,443	13,574,452
11/30/2005	15,376,859	13,634,519
12/31/2005	15,533,620	13,764,071
01/31/2006	15,568,251	13,764,913
02/28/2006	15,620,708	13,810,553
03/31/2006	15,448,073	13,675,056

AVERAGE ANNUAL TOTAL RETURN For the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception	(05/01/1991)*
Total Return Fund III Institutional Class	2.30%	6.10%	7.00%	7.85%
Total Return Fund III Administrative Class	2.05%	5.82%	6.72%	7.58%
Lehman Brothers Aggregate Bond Index	2.26%	5.11%	6.29%	6.98%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	5.55%	6.71%
All Fund returns are net of fees and expenses.
* The Fund began operations on 05/01/91. Index comparisons began on 04/30/91.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$998.73	$997.53	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.49	$3.74	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8  PIMCO Funds  |  Total Return Funds

Institutional Class PTSAX

Administrative Class PRFAX

SECTOR BREAKDOWN‡

U.S. Government Agencies	54.1%
Short-Term Instruments	32.7%
Other	13.2%

‡	% of Total Investments as of March 31, 2006

PORTFOLIO INSIGHTS

•	The Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•	The Fund’s above-benchmark duration for most of the year was negative for performance as yields increased across the maturity spectrum.

•	An emphasis on short and intermediate maturities detracted from performance as short-term yields rose more than long-term yields.

•	Above-benchmark exposure to mortgages was neutral for performance as they performed in-line with like-duration Treasuries; however, mortgage issuer and coupon selection was positive for performance.

•	An underweight to longer-term corporate securities contributed to returns as this sector lagged like-duration Treasuries.

•	An allocation to non-U.S. Government securities was positive for returns as rates in the U.S. rose more than in other developed countries, where economic growth was generally slower.

•	Exposure to emerging market bonds enhanced performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

•	Modest holdings of real return bonds early in the period detracted from performance as inflation expectations decreased over the period, causing real return bonds to underperform conventional, non-inflation-linked Treasuries.

•	A tactical allocation to municipal bonds was positive for performance as municipal yields rose less than Treasury yields over the period.

3.31.06  |  PIMCO Funds Annual Report  9

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Total Return Fund

Institutional Class
03/31/2006	$10.57	$0.43	$(0.15)	$0.28	$(0.42)	$(0.08)	$(0.02)
03/31/2005	10.94	0.26	(0.03)	0.23	(0.27)	(0.33)	0.00
03/31/2004	10.79	0.30	0.35	0.65	(0.32)	(0.18)	0.00
03/31/2003	10.41	0.45	0.74	1.19	(0.46)	(0.35)	0.00
03/31/2002	10.52	0.55	0.19	0.74	(0.55)	(0.30)	0.00

Administrative Class
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)	(0.02)
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)	0.00
03/31/2004	10.79	0.27	0.35	0.62	(0.29)	(0.18)	0.00
03/31/2003	10.41	0.41	0.75	1.16	(0.43)	(0.35)	0.00
03/31/2002	10.52	0.51	0.20	0.71	(0.52)	(0.30)	0.00
Total Return Fund II

Institutional Class
03/31/2006	$10.02	$0.41	$(0.19)	$0.22	$(0.42)	$0.00	0.00
03/31/2005	10.52	0.24	(0.14)	0.10	(0.25)	(0.35)	0.00
03/31/2004	10.36	0.25	0.33	0.58	(0.28)	(0.14)	0.00
03/31/2003	10.10	0.39	0.71	1.10	(0.40)	(0.44)	0.00
03/31/2002	10.27	0.48	0.21	0.69	(0.48)	(0.38)	0.00

Administrative Class
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00	0.00
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)	0.00
03/31/2004	10.36	0.23	0.33	0.56	(0.26)	(0.14)	0.00
03/31/2003	10.10	0.36	0.72	1.08	(0.38)	(0.44)	0.00
03/31/2002	10.27	0.45	0.21	0.66	(0.45)	(0.38)	0.00
Total Return Fund III

Institutional Class
03/31/2006	$9.36	$0.38	$(0.16)	$0.22	$(0.39)	$(0.06)	0.00
03/31/2005	9.64	0.23	0.00	0.23	(0.23)	(0.28)	0.00
03/31/2004	9.57	0.26	0.31	0.57	(0.29)	(0.21)	0.00
03/31/2003	9.24	0.43	0.66	1.09	(0.43)	(0.33)	0.00
03/31/2002	9.19	0.51	0.19	0.70	(0.51)	(0.14)	0.00

Administrative Class
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)	0.00
03/31/2005	9.64	0.21	0.00	0.21	(0.21)	(0.28)	0.00
03/31/2004	9.57	0.25	0.29	0.54	(0.26)	(0.21)	0.00
03/31/2003	9.24	0.40	0.66	1.06	(0.40)	(0.33)	0.00
03/31/2002	9.19	0.50	0.17	0.67	(0.48)	(0.14)	0.00

10  PIMCO Funds  |  Total Return Funds

Selected Per Share Data for the Year Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Total Return Fund

Institutional Class
03/31/2006	$(0.52)	$10.33	2.66%	$56,563,888	0.43%	4.09%	325%
03/31/2005	(0.60)	10.57	2.07	47,998,758	0.43	2.41	470
03/31/2004	(0.50)	10.94	6.20	43,723,208	0.43	2.70	273
03/31/2003	(0.81)	10.79	11.77	41,178,760	0.43	4.16	234
03/31/2002	(0.85)	10.41	7.15	35,230,781	0.43	5.14	445

Administrative Class
03/31/2006	(0.49)	10.33	2.40	18,926,644	0.68	3.83	325
03/31/2005	(0.57)	10.57	1.82	17,292,644	0.68	2.16	470
03/31/2004	(0.47)	10.94	5.93	16,367,285	0.68	2.46	273
03/31/2003	(0.78)	10.79	11.48	16,109,374	0.68	3.85	234
03/31/2002	(0.82)	10.41	6.89	8,900,453	0.68	4.83	445
Total Return Fund II

Institutional Class
03/31/2006	$(0.42)	$9.82	2.27%	$2,029,962	0.50%	4.10%	354%
03/31/2005	(0.60)	10.02	0.99	2,278,849	0.50	2.37	330
03/31/2004	(0.42)	10.52	5.71	2,335,828	0.50	2.40	262
03/31/2003	(0.84)	10.36	11.23	2,186,008	0.50	3.73	222
03/31/2002	(0.86)	10.10	6.89	1,775,255	0.50	4.60	473

Administrative Class
03/31/2006	(0.40)	9.82	2.01	102,406	0.75	3.84	354
03/31/2005	(0.57)	10.02	0.75	115,674	0.75	2.11	330
03/31/2004	(0.40)	10.52	5.45	114,148	0.75	2.16	262
03/31/2003	(0.82)	10.36	10.96	133,732	0.75	3.48	222
03/31/2002	(0.83)	10.10	6.64	111,068	0.75	4.30	473
Total Return Fund III

Institutional Class
03/31/2006	$(0.45)	$9.13	2.30%	$1,853,808	0.50%	4.09%	275%
03/31/2005	(0.51)	9.36	2.46	1,513,513	0.50	2.38	368
03/31/2004	(0.50)	9.64	6.08	1,320,459	0.50	2.74	180
03/31/2003	(0.76)	9.57	12.20	982,838	0.50	4.50	221
03/31/2002	(0.65)	9.24	7.76	844,807	0.50	5.39	449

Administrative Class
03/31/2006	(0.42)	9.13	2.05	16,333	0.75	3.85	275
03/31/2005	(0.49)	9.36	2.21	10,357	0.75	2.21	368
03/31/2004	(0.47)	9.64	5.82	4,776	0.75	2.54	180
03/31/2003	(0.73)	9.57	11.93	4,630	0.75	4.22	221
03/31/2002	(0.62)	9.24	7.42	1,167	0.75	5.34	449

(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  11

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$108,222,948	$2,313,178	$2,007,886
Cash	37,303	0	558
Foreign currency, at value	182,300	0	3,285
Receivable for investments sold	17,612,554	434,606	209,403
Receivable for Fund shares sold	562,763	1,521	4,192
Interest and dividends receivable	387,116	9,203	7,336
Variation margin receivable	15,106	1,459	1,322
Swap premiums paid	19,153	75	173
Unrealized appreciation on forward foreign currency contracts	35,520	0	2,786
Unrealized appreciation on swap agreements	15,368	175	424
Other assets	2	0	0

	127,090,133	2,760,217	2,237,365

Liabilities:
Payable for investments purchased	$32,267,630	$613,805	$354,803
Payable for investments purchased on delayed-delivery basis	277,868	0	0
Written options outstanding	259,903	4,672	4,717
Payable for Fund shares redeemed	273,549	4,140	1,383
Dividends payable	51,946	581	653
Accrued investment advisory fee	21,122	488	402
Accrued administration fee	18,318	488	402
Accrued distribution fee	6,725	20	4
Accrued servicing fee	4,046	0	0
Variation margin payable	6,958	1,299	1,204
Swap premiums received	86,520	331	858
Unrealized depreciation on forward foreign currency contracts	49,634	0	396
Unrealized depreciation on swap agreements	227,749	2,025	2,399
Unrealized depreciation on forward volatility options	172	0	3

	33,552,140	627,849	367,224

Net Assets	$93,537,993	$2,132,368	$1,870,141

Net Assets Consist of:
Paid in capital	$95,367,821	$2,205,290	$1,909,157
(Overdistributed) net investment income	(134,769)	(604)	(6,917)
Accumulated undistributed net realized (loss)	(136,350)	(28,326)	(4,142)
Net unrealized (depreciation)	(1,558,709)	(43,992)	(27,957)

	$93,537,993	$2,132,368	$1,870,141

Net Assets:
Institutional Class	$56,563,888	$2,029,962	$1,853,808
Administrative Class	18,926,644	102,406	16,333
Other Classes	18,047,461	0	0

Shares Issued and Outstanding:
Institutional Class	5,478,237	206,788	203,093
Administrative Class	1,833,043	10,432	1,789

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.33	$9.82	$9.13
Administrative Class	10.33	9.82	9.13
Cost of Investments Owned	$109,207,942	$2,344,893	$2,029,770

Cost of Foreign Currency Held	$182,108	$0	$3,292

Premiums Received on Written Options	$289,868	$5,594	$5,109

12  PIMCO Funds  |  Total Return Funds

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	Total Return Fund	Total Return Fund II	Total Return Fund III
Investment Income:
Interest, net of foreign taxes	$4,004,217	$103,350	$77,226
Dividends	53	976	1,954
Miscellaneous income	2,267	0	33

Total Income	4,006,537	104,326	79,213

Expenses:
Investment advisory fees	222,664	5,695	4,337
Administration fees	194,066	5,695	4,337
Distribution and/or servicing fees—Administrative Class	46,355	290	36
Distribution and/or servicing fees—Other Classes	76,799	0	0
Trustees’ fees	208	5	4
Interest expense	0	3	0
Miscellaneous expense	126	4	2

Total Expenses	540,218	11,692	8,716

Net Investment Income	3,466,319	92,634	70,497

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	275,897	(5,136)	6,336
Net realized gain (loss) on futures contracts, options and swaps	(296,408)	436	(8,138)
Net realized gain (loss) on foreign currency transactions	83,364	0	(394)
Net change in unrealized (depreciation) on investments	(1,334,760)	(34,895)	(32,634)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(215,299)	808	(4,447)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(57,670)	0	2,885
Net (Loss)	(1,544,876)	(38,787)	(36,392)

Net Increase in Net Assets Resulting from Operations	$1,921,443	$53,847	$34,105

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  13

Statements of Changes in Net Assets

Amounts in thousands	Total Return Fund		Total Return Fund II		Total Return Fund III
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,466,319	$1,701,739	$92,634	$57,911	$70,497	$33,581
Net realized gain (loss)	62,853	1,447,098	(4,700)	35,268	(2,196)	30,401
Net change in unrealized (depreciation)	(1,607,729)	(1,748,337)	(34,087)	(69,476)	(34,196)	(29,517)

Net increase resulting from operations	1,921,443	1,400,500	53,847	23,703	34,105	34,465

Distributions to Shareholders:
From net investment income
Institutional Class	(2,115,208)	(1,101,821)	(89,628)	(56,723)	(69,677)	(34,146)
Administrative Class	(689,236)	(368,819)	(4,501)	(2,686)	(556)	(160)
Other Classes	(577,499)	(281,713)	0	0	0	0
From net realized capital gains
Institutional Class	(427,930)	(1,354,824)	(997)	(80,355)	(10,900)	(42,288)
Administrative Class	(145,065)	(509,329)	(55)	(3,747)	(99)	(291)
Other Classes	(137,897)	(475,282)	0	0	0	0
Tax basis return of capital
Institutional Class	(81,065)	0	(783)	0	(1,474)	0
Administrative Class	(28,263)	0	(42)	0	(12)	0
Other Classes	(26,442)	0	0	0	0	0

Total Distributions	(4,228,605)	(4,091,788)	(96,006)	(143,511)	(82,718)	(76,885)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	16,690,048	12,658,111	567,954	617,788	674,809	423,963
Administrative Class	5,808,584	4,598,530	25,954	75,176	8,955	7,853
Other Classes	6,939,008	5,131,413	0	0	0	0
Issued in reorganization
Issued as reinvestment of distributions
Institutional Class	2,361,725	2,242,695	83,529	123,662	73,364	71,773
Administrative Class	741,582	745,548	4,591	6,412	625	420
Other Classes	541,750	533,425	0	0	0	0
Cost of shares redeemed
Institutional Class	(9,088,936)	(9,069,808)	(860,294)	(684,171)	(359,746)	(260,550)
Administrative Class	(4,447,016)	(3,840,742)	(41,735)	(74,520)	(3,125)	(2,404)
Other Classes	(5,095,644)	(5,120,338)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	14,451,101	7,878,834	(220,001)	64,347	394,882	241,055
Fund Redemption Fee	771	516	5	8	2	0

Total Increase (Decrease) in Net Assets	12,144,710	5,188,062	(262,155)	(55,453)	346,271	198,635

Net Assets:
Beginning of period	81,393,283	76,205,221	2,394,523	2,449,976	1,523,870	1,325,235

End of period*	$93,537,993	$81,393,283	$2,132,368	$2,394,523	$1,870,141	$1,523,870

* Including undistributed (overdistributed) net investment income of:	$(134,769)	$31,758	$(604)	$(361)	$(6,917)	$(3,576)

14  PIMCO Funds  |  Total Return Funds

Summary Schedule of Investments

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (e) (Cost $132,570)		$133,178	0.2%

CORPORATE BONDS & NOTES

Banking & Finance

Bank of America Corp.
4.750% - 7.125% due 09/15/2006 - 08/15/2013 (b)	$75,525	75,667	0.1%
General Electric Capital Corp.
4.250% - 8.125% due 06/22/2007 - 01/08/2016 (b)	1,114,623	1,116,570	1.2%
Other Banking & Finance (e)		7,258,338	7.7%

		8,450,575	9.0%

Industrials
Total Industrials (e)		2,042,334	2.2%

Utilities
Total Utilities (e)		678,748	0.7%

Total Corporate Bonds & Notes (Cost $11,113,551)		11,171,657	11.9%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (e) (Cost $1,221,808)		1,271,722	1.4%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2020	406,014	396,130	0.4%
5.500% due 04/01/2034	901,829	882,809	0.9%
5.500% due 05/01/2034	2,451,560	2,398,448	2.6%
5.500% due 09/01/2034	1,433,079	1,401,364	1.5%
5.500% due 11/01/2034	1,847,675	1,806,787	1.9%
5.500% due 12/01/2034	618,224	604,543	0.6%
5.500% due 01/01/2035	1,624,002	1,587,876	1.7%
5.500% due 02/01/2035	3,238,789	3,166,414	3.4%
5.500% due 03/01/2035	1,585,653	1,549,066	1.7%
5.500% due 04/01/2035	1,496,306	1,461,604	1.6%
5.500% due 05/01/2035	1,423,906	1,390,794	1.5%
5.500% due 06/01/2035	1,024,449	1,000,601	1.1%
5.500% due 07/01/2035	983,458	960,574	1.0%
5.000% due 08/01/2035	1,075,329	1,024,318	1.1%
5.500% due 08/01/2035	830,302	810,969	0.9%
5.500% due 09/01/2035	841,096	821,511	0.9%
5.500% due 10/01/2035	782,194	763,980	0.8%
5.000% due 04/12/2036	2,508,800	2,388,849	2.6%
5.500% due 04/12/2036	7,047,850	6,880,464	7.4%
6.000% due 04/12/2036	513,900	513,900	0.5%
5.000% due 05/11/2036	4,173,500	3,971,344	4.2%
5.500% due 05/11/2036	4,731,000	4,614,201	4.9%
0.000% - 1000.000% due 05/02/2006 - 01/25/2048 (b)(c)(d)(f)	10,215,396	10,029,376	10.7%
Freddie Mac
2.750% - 1007.500% due 04/01/2006 - 02/25/2045 (b)(c)	2,275,433	2,274,121	2.4%
Other U.S. Government Agencies (e)		997,609	1.1%

Total U.S. Government Agencies (Cost $54,672,846)		53,697,652	57.4%

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  15

Schedule of Investments

Total Return Fund (Cont.)

	Principal Amount (000s)	Value (000s)	% of Net Assets
U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (g)
2.375% due 01/15/2025	$737,119	$741,007	0.8%
2.000% due 01/15/2026	724,449	686,755	0.7%
3.625% due 04/15/2028	296,323	364,338	0.4%
Other U.S. Treasury Obligations (e)		2,997	0.0%

Total U.S. Treasury Obligations (Cost $1,888,832)		1,795,097	1.9%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (e) (Cost $3,614,575)		3,586,288	3.8%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (e) (Cost $4,026,136)		3,991,247	4.3%

SOVEREIGN ISSUES
Total Sovereign Issues (e) (Cost $821,293)		892,370	1.0%

FOREIGN CURRENCY-DENOMINATED ISSUES
Total Foreign Currency-Denominated Issues (e) (Cost $688,618)		752,226	0.8%

PURCHASED CALL OPTIONS
Total Purchased Call Options (e) (Cost $140,783)		23,027	0.0%

PURCHASED PUT OPTIONS
Total Purchased Put Options (e) (Cost $115,852)		105,220	0.1%

PREFERRED SECURITY
Total Preferred Security (e) (Cost $40,566)		40,375	0.0%

SHORT-TERM INSTRUMENTS (n)

Certificates of Deposit
Barclays Bank PLC
4.485% due 01/29/2007	556,970	556,884	0.6%
Citibank New York N.A.
4.575% - 4.910% due 04/25/2006 - 06/23/2006 (b)	1,670,100	1,670,100	1.9%
Unicredito Italiano SpA
4.745% - 4.882% due 05/23/2006 - 06/16/200 (b)	978,000	978,000	1.0%
Other Certificates of Deposit (e)		130,000	0.1%

		3,334,984	3.6%

16  PIMCO Funds  |  Total Return Funds

March 31, 2006

	Principal Amount (000s)	Value (000s)	% of Net Assets
Commercial Paper
Bank of America Corp.
4.415% - 4.815% due 04/12/2006 - 06/19/2006 (b)	$1,635,200	$1,626,280	1.7%
Bank of Ireland
4.500% - 4.775% due 04/20/2006 - 06/09/2006 (b)	470,800	468,097	0.5%
BNP Paribas Finance
4.420% - 4.830% due 04/03/2006 - 07/17/2006 (b)	1,496,600	1,493,194	1.6%
CBA (de) Finance
4.440% - 4.820% due 04/10/2006 - 06/30/2006 (b)	374,825	372,620	0.4%
Danske Corp.
4.415% - 4.870% due 04/06/2006 - 07/13/2006 (b)	695,600	692,038	0.8%
Dexia Delaware LLC
4.415% - 4.850% due 04/04/2006 - 06/27/2006 (b)	1,145,433	1,137,597	1.2%
Fannie Mae
4.316% - 4.735% due 04/03/2006 - 07/19/2006 (b)	981,978	979,119	1.0%
Federal Home Loan Bank
4.434% - 4.730% due 04/03/2006 - 06/21/2006 (b)	398,258	396,675	0.4%
Freddie Mac
4.225% - 4.875% due 04/03/2006 - 09/26/2006 (b)	3,065,087	3,061,834	3.3%
HBOS Treasury Services PLC
4.435% - 4.810% due 04/06/2006 - 06/16/2006 (b)	494,546	491,223	0.5%
Istituto Bancario San Paolo
4.760% - 4.880% due 05/30/2006 - 06/16/2006 (b)	411,000	411,000	0.5%
Lloyds TSB Bank PLC
4.415% due 04/06/2006	403,700	403,551	0.4%
National Australia Funding, Inc.
4.620% - 4.660% due 04/04/2006 - 04/10/2006 (b)	763,605	763,353	0.8%
Nordea N.A., Inc.
4.485% - 4.830% due 04/11/2006 - 06/05/2006 (b)	740,155	736,048	0.8%
UBS Finance Delaware LLC
4.415% - 4.850% due 04/03/2006 - 07/07/2006 (b)	1,532,968	1,528,190	1.6%
Westpac Capital Corp.
4.490% - 4.845% due 04/11/2006 - 06/26/2006 (b)	1,409,100	1,398,601	1.5%
Westpac Trust Securities NZ Ltd.
4.440% - 4.885% due 04/21/2006 - 06/30/2006 (b)	601,700	599,064	0.7%
Other Commercial Paper (e)		4,058,074	4.3%

Total Commercial Paper		20,616,558	22.0%

Repurchase Agreement
UBS Warburg LLC 4.480% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016 - 08/15/2027 valued at $1,313,548. Repurchase proceeds are $1,285,873.)	1,285,400	1,285,400	1.4%

Tri-Party Repurchase Agreement
State Street Bank 4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.625% - 4.875% due 02/15/2007 - 3/14/2008 valued at $138,605. Repurchase proceeds are $135,937.)	135,887	135,887	0.1%

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  17

Schedule of Investments

Total Return Fund (Cont.)

	Principal Amount (000s)		Value (000s)	% of Net Assets
Total Belgium Treasury Bills (e)			$32,015	0.0%

France Treasury Bills
2.320% - 2.646% due 04/06/2006 - 08/03/2006 (b)	EC	1,207,945	1,456,505	1.6%

Germany Treasury Bills
2.365% - 2.668% due 04/12/2006 - 08/16/2006 (b)		1,628,320	1,961,299	2.1%

Netherlands Treasury Bills
2.386% - 2.564% due 04/28/2006 - 07/31/2006 (b)		658,580	796,182	0.9%

Total Spain Treasury Bills (e)			101,112	0.1%

U.S. Treasury Bills
4.453% due 04/06/2006 - 06/15/2006 (b)(f)(h)(i)		$1,052,065	1,042,947	1.1%

Total Short-Term Instruments (Cost $30,730,512)			30,762,889	32.9%

Total Investments (a) (Cost $109,207,942)			$108,222,948	115.7%

Written Options (m) (Premiums $289,868)			(259,903)	(0.3%	)

Other Assets and Liabilities (Net)			(14,425,052)	(15.4%	)

Net Assets			$93,537,993	100.0%

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,658,151 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	The grouping contains interest only securities.
(d)	The grouping contains a principal only security.
(e)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively as of March 31, 2006.
(f)	Securities with an aggregate market value of $507 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Principal amount of security is adjusted for inflation.
(h)	Securities with an aggregate market value of $209,340 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

18  PIMCO Funds  |  Total Return Funds

March 31, 2006

(i)	Securities with an aggregate market value of $689,492 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	85,017	$(89,132)
90-Day Eurodollar December Futures	Long	12/2007	32,076	(24,924)
90-Day Eurodollar December Futures	Short	12/2008	134	60
90-Day Eurodollar June Futures	Long	06/2007	80,834	(83,096)
90-Day Eurodollar June Futures	Short	06/2008	134	60
90-Day Eurodollar March Futures	Long	03/2007	137,566	(147,275)
90-Day Eurodollar March Futures	Short	03/2008	134	60
90-Day Eurodollar September Futures	Long	09/2007	58,220	(52,596)
90-Day Eurodollar September Futures	Short	09/2008	134	60
Euro-Bobl 5-Year Note Futures	Short	06/2006	34,632	23,861
Euro-Bund 10-Year Note Futures	Short	06/2006	3,000	5,228
U.S. Treasury 2-Year Note Futures	Long	06/2006	8	(2)
U.S. Treasury 5-Year Note Futures	Long	06/2006	6,897	(5,343)
U.S. Treasury 10-Year Note Futures	Long	06/2006	21,012	(17,066)
U.S. Treasury 30-Year Bond Futures	Short	06/2006	15,000	14,642
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ 95.500	Short	12/2006	3,043	(821)

				$(376,284)

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized/ Appreciation (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$619,000	$(71)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	199,000	(37)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	338,000	(64)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	50,000	0

		$(172)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  19

Summary Schedule of Investments

Total Return Fund (Cont.)

(k)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(4,118)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	3,020
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		92,900	(484)
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	(3,735)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	(1,494)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	(1,794)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		54,200	(162)
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	(2,918)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	170
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	115
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	241
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	920
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(739)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		11,800,000	1,501
Morgan Stanley
Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(940)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(4,895)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$48,000	(643)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		565,500	(29,299)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		2,034,700	(12,537)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		137,600	(1,834)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		235,000	(14,462)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2026		38,700	(1,014)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		636,500	(31,877)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		282,300	(5,795)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		190,400	(1,484)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		253,000	(13,154)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		205,300	(2,736)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		166,400	(3,413)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		187,600	(1,529)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		270,400	(15,688)
Morgan Stanley
Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		170,700	(3,501)
Morgan Stanley
Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		890,400	(53,807)

							$(208,085)

20  PIMCO Funds  |  Total Return Funds

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006	$10,000	$(176)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,500	(26)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	24,100	(85)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006	25,000	(56)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	20,000	297
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007	25,000	233
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	9,600	109
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	10,000	(153)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	78
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	131
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	594
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	(213)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006	20,000	72
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	18,300	42
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.350%	06/20/2006	9,500	91
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	13,700	(81)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	7,500	(46)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	(128)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	(114)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	03/20/2007	25,000	227
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	9,700	203
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	800	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	23,000	427

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  21

Summary Schedule of Investments

Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007	$10,000	$138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%		06/20/2007	1,100	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	(129)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%		06/20/2006	15,000	50
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	6,050	(21)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%		09/20/2006	10,000	71
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	230
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	481
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	287
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%		12/20/2006	15,000	260
Deutsche Bank AG	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	200,000	(727)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%		06/20/2006	1,700	(31)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%		09/20/2006	15,000	(62)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		09/20/2006	10,000	(36)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%		09/20/2006	10,000	(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%		09/20/2006	2,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	10,000	(35)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	2,700	(9)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		12/20/2006	5,600	115
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	273
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	(139)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	(108)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	481
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	50,000	(389)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	100,000	(798)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	545,300	(2,713)

22  PIMCO Funds  |  Total Return Funds

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	$10,000	$(22)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	42
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	181
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(35)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	(17)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	(165)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	20,000	207
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(157)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	(6)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	12,000	31
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	54
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	41
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	39
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	102
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	(318)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(40)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	209
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	73
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	96
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	(1,542)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(111)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	20
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	(25)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	5

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  23

Summary Schedule of Investments

Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%		06/20/2006	$4,000	$(11)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2006	3,000	14
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	20,000	(65)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%		09/20/2006	4,700	(16)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%		09/20/2006	6,900	(21)
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%		03/20/2007	15,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	(140)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	5,000	(90)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	(114)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	127
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	94
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	5,900	(201)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	50,000	(503)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	(393)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	(151)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	9.150%		12/20/2006	10,000	326
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	72
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2006	10,000	20
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		06/20/2006	7,000	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%		06/20/2006	13,000	42

24  PIMCO Funds  |  Total Return Funds

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2006	$10,000	$45
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%		06/20/2006	59,200	156
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%		09/20/2006	10,000	(49)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%		09/20/2006	9,600	(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	12,000	(39)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	17,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	4,000	(14)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	11,400	(37)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%		09/20/2006	16,400	(41)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		09/20/2006	25,000	166
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		12/20/2006	23,000	330
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	20,000	(85)
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%		02/26/2007	103,300	186
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	396
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	135
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	(103)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	10,400	(174)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%	)	09/20/2010	1,300	(44)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	10,000	(426)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	49
Morgan Stanley Dean Witter & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	(373)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(29)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  25

Summary Schedule of Investments

Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%		09/20/2006	$10,700	$(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		09/20/2006	17,000	(62)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%		09/20/2006	14,000	(42)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%		09/20/2006	22,000	(81)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	12,300	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		12/20/2006	15,000	(119)
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%		03/20/2007	40,000	249
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	215
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	136
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	270
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.750%		03/20/2011	5,000	24
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%		06/20/2006	3,000	(8)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	167,500	(1,195)

							$(4,296)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(l)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Acquisition Cost	Market Value	Market Value as a Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$645	$616	0.00%
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	2,667	2,605	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,176	1,077	0.00
UAL Equipment Trust	11.080	05/27/2006	12/28/2001	1,001	1,314	0.00
United Telecom, Inc.	6.890	07/01/2008	09/22/2003	718	689	0.00
United Telephone Co. of the Northwest	6.890	07/01/2008	05/02/2002	2,680	2,703	0.00

				$8,887	$9,004	0.00%

26  PIMCO Funds  |  Total Return Funds

March 31, 2006

(m)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call-CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	5,690	$1,226	$89
Call-CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/26/2006	21,273	8,051	1,330
Call-CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2006	2,938	679	551
Call-CME 90-Day Eurodollar September Futures	95.500	09/18/2006	3,583	974	90
Put-CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	28,452	5,835	7,558
Put-CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	9,278
Put-CME 90-Day Eurodollar December Futures	95.250	12/18/2006	96,430	76,415	133,797
Put-CME 90-Day Eurodollar December Futures	95.500	12/18/2006	14,432	16,090	27,872
Put-CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3,725	3,480	5,192
Put-CME 90-Day Eurodollar September Futures	95.000	09/18/2006	6,774	3,538	5,250
Put-CME 90-Day Eurodollar September Futures	95.250	09/18/2006	18,534	14,340	24,442
Put-CME 90-Day Eurodollar September Futures	95.500	09/18/2006	3,583	4,198	6,875

			Notional Amount
Put-OTC U.S. dollar versus Japanese Yen	JY112.000	05/18/2006	$95,600	341	191
Put-OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	162,100	838	425
Put-OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	294,200	2,148	778

				$144,634	$223,718

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call-OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP 118,900	$1,767	$476
Put -OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006	1,774,100	8,655	12,177
Call-OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$217,000	1,508	57
Call-OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	768,000	7,296	6,083
Call-OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	546,000	3,979	5
Call-OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	463,600	5,431	313
Call-OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	172,000	2,260	673
Call-OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	439,000	4,236	3,477
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	680,000	5,151	0

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  27

Summary Schedule of Investments

Total Return Fund (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	$1,452,000	$9,221	$16
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	1,715,000	14,037	1,617
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	761,000	5,689	164
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	1,220,000	12,029	1,070
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	1,001,000	7,063	303
Call-OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	674,000	4,887	148
Call-OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	93,000	928	82
Call-OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	1,056,900	13,093	0
Call-OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	437,000	3,256	4
Call-OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006	1,007,000	6,457	219
Call-OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	500,000	4,713	479
Call-OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	90,000	1,074	61
Call-OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	978,000	12,836	3,827
Call-OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	609,000	6,779	4,823
Call-OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	393,000	2,889	111

							$145,234	$36,185

28  PIMCO Funds  |  Total Return Funds

March 31, 2006

(n)	Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	168,711	05/2006	$0	$(1,844)	$(1,844)
Buy	BR	72,386	07/2006	1,156	0	1,156
Sell		72,386	07/2006	79	0	79
Buy	C$	22,531	05/2006	0	(19)	(19)
Buy	CP	18,879,274	07/2006	30	(21)	9
Sell		18,879,274	07/2006	0	(484)	(484)
Buy		31,774,486	08/2006	562	0	562
Sell		31,774,486	08/2006	0	(863)	(863)
Buy	CY	742,913	03/2007	0	(304)	(304)
Buy	EC	1,536,371	04/2006	9,276	(2,853)	6,423
Sell		1,273,697	04/2006	16,157	0	16,157
Sell		3,571,038	06/2006	39	(31,035)	(30,996)
Buy	JY	18,165,200	04/2006	0	(564)	(564)
Buy		153,404,209	05/2006	1,039	(1,970)	(931)
Sell		163,047,598	05/2006	2,237	(815)	1,422
Buy	KW	33,866,800	07/2006	360	0	360
Buy		69,962,458	08/2006	9	(208)	(199)
Buy		26,381,168	09/2006	70	0	70
Buy	MP	748,050	08/2006	0	(2,309)	(2,309)
Sell		748,050	08/2006	106	0	106
Buy		194,461	09/2006	0	(426)	(426)
Sell		194,461	09/2006	25	0	25
Sell	N$	58,583	04/2006	1,810	0	1,810
Buy	PN	55,873	05/2006	0	(446)	(446)
Sell		55,873	05/2006	8	0	8
Buy		138,675	08/2006	0	(1,043)	(1,043)
Sell		138,675	08/2006	53	(5)	48
Buy		62,553	09/2006	0	(261)	(261)
Sell		62,553	09/2006	0	(37)	(37)
Buy	PZ	118,668	05/2006	0	(531)	(531)
Sell		118,668	05/2006	0	(262)	(262)
Buy		57,120	08/2006	0	(378)	(378)
Sell		57,120	08/2006	0	(147)	(147)
Buy		60,986	09/2006	0	(113)	(113)
Sell		60,986	09/2006	0	(154)	(154)
Buy	RP	756,651	05/2006	369	0	369
Buy		730,634	08/2006	2	0	2
Buy		1,199,042	09/2006	127	0	127
Buy	RR	441,804	07/2006	166	0	166
Buy		1,834,554	08/2006	1,041	0	1,041
Buy		564,420	09/2006	0	(40)	(40)
Buy	S$	28,025	04/2006	159	0	159
Buy		26,132	07/2006	48	0	48
Buy		74,996	08/2006	348	0	348
Buy		29,795	09/2006	74	0	74
Buy	SR	13,046	05/2006	0	(16)	(16)
Sell		13,046	05/2006	0	(51)	(51)
Buy		137,665	08/2006	0	(231)	(231)
Sell		137,665	08/2006	0	(537)	(537)
Buy	SV	522,297	08/2006	0	(94)	(94)
Sell		522,297	08/2006	0	(208)	(208)
Buy		2,182,256	09/2006	170	(26)	144
Sell		2,182,256	09/2006	0	(880)	(880)
Buy	T$	1,813,391	08/2006	0	(381)	(381)
Buy		577,873	09/2006	0	(78)	(78)

				$35,520	$(49,634)	$(14,114)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  29

Schedule of Investments

Total Return Fund II

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.8%

Banking & Finance 3.4%

American General Finance Corp.
4.980% due 03/23/2007	$1,600	$1,601
American International Group, Inc.
5.050% due 10/01/2015	1,000	955
Citigroup, Inc.
5.000% due 12/26/2008	12,100	12,108
General Electric Capital Corp.
4.880% due 03/04/2008	1,500	1,501
General Motors Acceptance Corp.
6.125% due 09/15/2006	7,600	7,566
Goldman Sachs Group LP
5.321% due 01/20/2009	5,000	5,068
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	13,576
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (i)	6,800	6,800
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	22,000
USB Capital IX 6.
189% due 03/29/2049	700	695

		71,870

Industrials 2.1%

Continental Airlines, Inc.
7.056% due 03/15/2011	1,600	1,652
DaimlerChrysler N.A. Holding Corp.
5.100% due 03/07/2007	15,900	15,910
El Paso Corp.
6.750% due 05/15/2009	16,700	16,742
Time Warner, Inc.
6.125% due 04/15/2006	5,600	5,601
Tyson Foods, Inc.
6.600% due 04/01/2016	400	396
United Airlines, Inc.
6.071% due 03/01/2013	493	488
9.190% due 12/24/2013 (b)	7,156	3,988

		44,777

Utilities 0.3%
American Electric Power Co., Inc.
6.125% due 05/15/2006	2,300	2,302
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,954
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,222

		6,478

Total Corporate Bonds & Notes (Cost $120,729)		123,125

MUNICIPAL BONDS & NOTES 1.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,101
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	6,020	6,566
6.625% due 06/01/2040	5,300	5,900
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	1,000	1,004
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	900	992
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	180	214
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	933	1,035
New Jersey State Economic Development Authority Revenue Notes, (AMBAC Insured), Series 1997
0.000% due 02/15/2008 (j)	1,000	908
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,000	3,119
New York City, New York General Obligation Bonds, Series 2005
6.480% due 03/01/2035	5,000	5,252
New York City, New York General Obligation Notes, Series 2005
6.480% due 03/01/2030	750	794
North Texas State Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
6.570% due 01/01/2035	2,500	2,675
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,612

Total Municipal Bonds & Notes (Cost $29,657)		32,172

U.S. GOVERNMENT AGENCIES 64.8%
Fannie Mae
4.500% due 07/01/2017- 04/18/2021 (d)	2,670	2,555
4.685% due 04/26/2035	719	719
4.689% due 02/25/2036	1,000	978
4.691% due 10/01/2035	10,328	10,251
4.810% due 09/22/2006	10,300	10,300
4.823% due 09/01/2034	1,560	1,545
4.858% due 07/25/2035	1,018	1,019
4.916% due 01/01/2035	3,618	3,581

30  PIMCO Funds  |  Total Return Funds

March 31, 2006

	Principal Amount (000s)	Value (000s)
5.000% due 12/01/2016-05/11/2036 (d)	$443,767	$429,344
5.018% due 09/01/2040	5,740	5,801
5.304% due 07/01/2020	158	160
5.500% due 11/01/2013-05/11/2036 (d)	873,851	854,063
5.563% due 03/01/2024	3	3
5.936% due 02/01/2023	134	136
6.000% due 05/01/2017-05/11/2036 (d)	21,090	21,218
6.103% due 01/01/2024	98	100
6.153% due 12/01/2023	69	70
6.268% due 04/01/2024	147	149
6.500% due 07/01/2013-06/25/2044 (d)	2,825	2,873
7.000% due 04/01/2011-09/25/2020 (d)	95	97
7.500% due 04/01/2008	3	3
7.750% due 10/01/2007	2	2
8.000% due 04/01/2015-10/01/2030 (d)	18	19
8.500% due 01/01/2007-04/01/2017 (d)	5	4
9.000% due 06/01/2010-06/25/2018 (d)	21	22
9.250% due 07/25/2019	239	257
9.500% due 09/01/2009	4	4
10.000% due 11/01/2021	8	8
11.000% due 09/01/2010	30	32
13.750% due 11/01/2011-09/01/2013 (d)	9	9
Federal Home Loan Bank
0.000% due 02/05/2007	2,000	1,854
Federal Housing Administration
8.955% due 05/01/2019	81	82
Freddie Mac
4.818% due 02/25/2045	1,292	1,297
5.000% due 11/01/2018-12/01/2031 (d)	6,682	6,517
5.364% due 02/01/2023	51	51
5.500% due 01/01/2018	124	124
5.701% due 12/01/2022	566	577
5.790% due 07/01/2030	135	138
6.000% due 02/01/2016-11/01/2032 (d)	6,892	6,932
6.500% due 12/01/2010	34	35
7.000% due 03/01/2007-07/15/2022 (d)	2,071	2,080
7.500% due 01/15/2023-01/01/2026 (d)	4,521	4,621
8.000% due 11/01/2025-06/15/2030 (d)	2,794	2,856
8.250% due 05/01/2008	1	1
9.000% due 12/15/2020	114	113
9.250% due 11/15/2019	3	3
9.500% due 02/01/2011-02/01/2018 (d)	15	16
10.000% due 06/01/2011-03/01/2021 (d)	17	17
Government National Mortgage Association
4.375% due 06/20/2023-06/20/2027 (d)	3,273	3,292
4.500% due 07/20/2030	181	181
4.750% due 09/20/2024-08/20/2027 (d)	2,372	2,393
5.125% due 12/20/2029	1,606	1,620
6.000% due 01/15/2024-10/15/2031 (d)	209	212
7.500% due 09/15/2014-09/15/2025 (d)	43	46
8.000% due 07/15/2010-08/15/2024 (d)	130	138
8.500% due 11/15/2006	1	1
9.000% due 09/15/2008-11/15/2017 (d)	46	49
9.500% due 01/20/2019-12/15/2021 (d)	17	19
12.000% due 03/15/2014-06/15/2015 (d)	2	1
Small Business Administration
7.449% due 08/01/2010	1,003	1,054
7.970% due 01/25/2025	331	346

Total U.S. Government Agencies (Cost $1,415,291)		1,381,988

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	12,513	12,651
2.375% due 01/15/2025	6,416	6,450
2.000% due 01/15/2026	3,296	3,125
3.625% due 04/15/2028	490	603
3.375% due 04/15/2032	2,234	2,752

Total U.S. Treasury Obligations (Cost $26,085)		25,581

MORTGAGE-BACKED SECURITIES 2.0%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	4,273	4,160
Banc of America Funding Corp.
4.115% due 05/25/2035	5,209	5,045

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  31

Schedule of Investments

Total Return Fund II (Cont.)

	Principal Amount (000s)	Value (000s)
Bear Stearns Adjustable Rate Mortgage Trust
5.062% due 04/25/2033	$2,436	$2,425
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	9,431	9,435
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,567	1,547
Commercial Mortgage Pass-Through Certificates
6.145% due 05/15/2032	106	106
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	2,018	1,997
CS First Boston Mortgage Securities Corp.
6.173% due 06/25/2032	770	768
DLJ Acceptance Trust
11.000% due 08/01/2019	21	23
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	66	71
Indymac ARM Trust
6.586% due 01/25/2032	110	110
Nationslink Funding Corp.
5.048% due 11/10/2030	409	410
6.654% due 11/10/2030	627	628
Prime Mortgage Trust
5.218% due 02/25/2019	434	435
5.218% due 02/25/2034	1,841	1,847
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	2,004	2,007
Structured Asset Securities Corp.
6.250% due 01/25/2032	458	457
6.070% due 02/25/2032	171	171
Washington Mutual, Inc.
5.129% due 10/25/2032	1,183	1,176
5.108% due 10/25/2045	2,729	2,744
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	7,142	7,076

Total Mortgage-Backed Securities (Cost $42,946)		42,638

ASSET-BACKED SECURITIES 0.6%
AAA Trust
4.918% due 11/26/2035	2,640	2,645
Amortizing Residential Collateral Trust
5.088% due 06/25/2032	1,778	1,781
Bear Stearns Asset-Backed Securities, Inc.
5.268% due 03/25/2043	1,779	1,783
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	1,106	1,107
Countrywide Asset-Backed Certificates
4.898% due 06/25/2035	2,117	2,119
EMC Mortgage Loan Trust
5.188% due 05/25/2040	3,721	3,734
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	41	41
Structured Asset Securities Corp.
5.108% due 01/25/2033	237	238

Total Asset-Backed Securities (Cost $13,419)		13,448

PURCHASED CALL OPTIONS 0.0%
	Notional Amount (000s)
2-Year Interest Rate Swap (OTC) Receive
3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	26,000	0
Strike @ 4.500% Exp. 04/06/2006	35,200	0
Strike @ 4.750% Exp. 05/02/2006	85,000	0
Strike @ 4.500% Exp. 08/07/2006	56,000	4
Strike @ 4.750% Exp. 08/07/2006	99,000	33
Strike @ 4.750% Exp. 08/08/2006	30,000	10
Strike @ 4.500% Exp. 10/04/2006	63,400	13
Strike @ 4.250% Exp. 10/11/2006	41,000	3
Strike @ 4.250% Exp. 10/12/2006	40,000	3
Strike @ 4.500% Exp. 10/18/2006	76,000	21
Strike @ 4.250% Exp. 10/19/2006	13,000	1
Strike @ 4.250% Exp. 10/24/2006	22,000	2
Strike @ 4.250% Exp. 10/25/2006	54,000	4
Strike @ 4.800% Exp. 12/22/2006	65,000	102
Strike @ 5.000% Exp. 03/08/2007	96,000	335
30-Year Interest Rate Swap (OTC) Receive
3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006	2,000	0

Total Purchased Call Options (Cost $3,055)		531

32  PIMCO Funds  |  Total Return Funds

March 31, 2006

	# of Contracts	Value (000s)
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	2,144	$14
Strike @ $92.500 Exp. 12/18/2006	50	0
Strike @ $92.750 Exp. 12/18/2006	510	3
Strike @ $93.000 Exp. 12/18/2006	200	1
90-Day Eurodollar June Futures (CME)
Strike @ $93.500 Exp. 06/19/2006	587	4
Strike @ $94.000 Exp. 06/19/2006	579	4
Strike @ $94.500 Exp. 06/19/2006	967	6
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	987	6
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006	489	3

Total Purchased Put Options (Cost $72)		41

PREFERRED STOCK 0.8%
	Shares
DG Funding Trust
6.777% due 12/31/2049	1,568	16,635

Total Preferred Stock (Cost $16,522)		16,635

SHORT-TERM INSTRUMENTS 31.8%
	Principal Amount (000s)
Certificates of Deposit 2.8%
Citibank New York N.A.
4.720% due 05/17/2006	$60,000	60,000

Commercial Paper 22.6%
Bank of America Corp.
4.685% due 05/24/2006	62,000	61,588
European Investment Bank
4.470% due 04/19/2006	120,000	119,762
Fannie Mae
4.316% due 04/03/2006	58,700	58,700
4.730% due 06/16/2006	21,200	20,981
4.735% due 06/21/2006	80,000	79,117
Freddie Mac
4.650% due 04/03/2006	101,700	101,700
4.723% due 06/27/2006	39,500	39,031

		480,879

	Principal Amount (000s)
Repurchase Agreements 5.6%
Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.750% due 03/31/2011 valued at $19,028. Repurchase proceeds are $18,507.)	$18,500	$18,500
UBS Warburg LLC 4.480% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2021 valued at $102,061. Repurchase proceeds are $100,037.)	100,000	100,000

		118,500

Tri-Party Repurchase Agreement 0.3%
State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $6,784. Repurchase proceeds are $6,649.)	6,647	6,647

U.S. Treasury Bills 0.5%
4.490% due 06/01/2006-06/15/2006 (d)(e)(f)	11,095	10,993

Total Short-Term Instruments (Cost $677,117)		677,019

Total Investments (a) 108.5% (Cost $2,344,893)		$2,313,178

Written Options (h) (0.2%) (Premiums $5,594)		(4,672)

Other Assets and Liabilities (Net) (8.3%)		(176,138)

Net Assets 100.0%		$2,132,368

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $19,801 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $2,231 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  33

Schedule of Investments

Total Return Fund II (Cont.)

(f)	Securities with an aggregate market value of $20,917 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2,398	$(2,674)
90-Day Eurodollar December Futures	Long	12/2007	683	(521)
90-Day Eurodollar June Futures	Long	06/2007	2,090	(2,304)
90-Day Eurodollar March Futures	Long	03/2007	3,401	(3,814)
90-Day Eurodollar September Futures	Long	09/2007	1,675	(1,662)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	407	(374)

				$(11,349)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$85,600	$(528)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	19,900	(268)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	12,700	(261)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	25,000	(333)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	6,600	(135)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	7,700	(447)

						$(1,972)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$3,400	$39
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	10,300	(46)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,500	(6)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	5,000	81
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	2,000	11
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	6,100	44

						$122

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

34  PIMCO Funds  |  Total Return Funds

March 31, 2006

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	83	$18	$1
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/26/2006	326	64	20
Call - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2006	62	14	12
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	90	24	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	654	135	174
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	234	149	213
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,841	1,421	2,554
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	144	153	278
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	94	88	131
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	98	49	76
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	362	281	477
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	90	105	173

				$2,501	$4,111

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$6,000	$42	$2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	11,800	138	8
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	28,000	368	110
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	27,000	261	214
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	15,100	114	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	37,000	235	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	43,000	352	41
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	18,000	135	4
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	33,000	325	29

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  35

Schedule of Investments

Total Return Fund II (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	$23,000	$162	$7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	17,000	123	4
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	11,000	82	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006	24,000	154	5
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	13,000	122	12
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	16,000	191	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	14,000	156	111
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	10,000	73	3

							$3,093	$561

(i)	Restricted security as of March 31, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$6,800	$6,800	0.32%

(j)	Principal only security.

36  PIMCO Funds  |  Total Return Funds

Schedule of Investments

Total Return Fund III

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.2%

Banking & Finance 3.2%
American General Finance Corp.
4.980% due 03/23/2007	$900	$901
American International Group, Inc.
5.050% due 10/01/2015	400	382
Citigroup, Inc.
5.000% due 12/26/2008	5,100	5,103
Export-Import Bank of China
4.875% due 07/21/2015	500	471
Export-Import Bank of Korea
7.100% due 03/15/2007	50	51
Ford Motor Credit Co.
6.500% due 01/25/2007	150	149
General Electric Capital Corp.
4.880% due 03/04/2008	900	901
General Motors Acceptance Corp.
5.520% due 04/13/2006	11,700	11,693
Goldman Sachs Group, Inc.
4.944% due 07/23/2009	7,900	7,953
HBOS PLC
5.920% due 09/29/2049	700	677
HSBC Capital Funding LP
9.547% due 12/29/2049	1,200	1,371
International Lease Finance Corp.
3.125% due 05/03/2007	9,426	9,205
KBC Bank Funding Trust III
9.860% due 11/29/2049	2,100	2,376
Morgan Stanley
4.750% due 04/01/2014	110	103
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (i)	4,000	4,000
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	596
Nordea Bank Sweden AB
8.950% due 11/29/2049	500	553
Petroleum Export Ltd.
5.265% due 06/15/2011	590	577
Phoenix Quake Ltd.
7.440% due 07/03/2008	600	610
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008	300	270
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	600	608
Prudential Holdings LLC
8.695% due 12/18/2023	265	323
Resona Bank Ltd.
5.850% due 09/29/2049	800	778
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049	3,800	4,388
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	5,637
USB Capital IX
6.189% due 03/29/2049	600	595
World Financial Properties
6.950% due 09/01/2013	191	201

		60,472

Industrials 1.3%
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	2,600	2,601
El Paso Corp.
9.625% due 05/15/2012	1,000	1,117
HJ Heinz Co.
6.428% due 12/01/2020	700	713
Marathon Oil Corp.
5.375% due 06/01/2007	200	200
Pemex Project Funding Master Trust
9.125% due 10/13/2010	65	73
7.375% due 12/15/2014	500	535
5.750% due 12/15/2015	1,400	1,342
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,346
Time Warner, Inc.
6.125% due 04/15/2006	4,400	4,401
Tyson Foods, Inc.
6.600% due 04/01/2016	400	396
United Airlines, Inc.
6.071% due 03/01/2013	282	279
Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,577

		24,580

Utilities 0.7%
American Electric Power Co., Inc.
6.125% due 05/15/2006	1,800	1,802
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	150	163
FPL Group Capital, Inc.
4.086% due 02/16/2007	135	134
GTE Corp.
6.360% due 04/15/2006	350	350
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,218
Ras Laffan Liquefied Natural Gas Corp.
5.838% due 09/30/2027	1,600	1,530
Sprint Capital Corp.
4.780% due 08/17/2006	1,100	1,098
6.000% due 01/15/2007	2,000	2,010
6.125% due 11/15/2008	800	815
TXU Corp.
6.375% due 06/15/2006	3,000	3,020

		12,140

Total Corporate Bonds & Notes (Cost $97,174)		97,192

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  37

Schedule of Investments

Total Return Fund III (Cont.)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 0.6%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
7.410% due 01/01/2035	$115	$118
Houston, Texas Utilities System Revenue Bonds, (FSA Insured), Series 2005
3.000% due 11/15/2035	702	782
Indiana State Municipal Power Supply Agency Revenue Notes, (FGIC Insured), Series 2005
6.570% due 01/01/2032	3,500	3,755
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	700	772
New York City, New York General Obligation Notes, Series 2005
6.480% due 03/01/2030	450	477
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2039	367	403
North Texas State Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
6.570% due 01/01/2035	1,470	1,573
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2005
8.170% due 03/01/2035	2,634	2,874
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,100	1,108

Total Municipal Bonds & Notes (Cost $11,924)		11,862

U.S. GOVERNMENT AGENCIES 58.1%

Fannie Mae
2.625% due 01/19/2007	1,200	1,177
3.074% due 07/01/2034	95	93
4.168% due 03/01/2033	248	246
4.285% due 04/26/2035	464	464
4.500% due 10/01/2019-09/01/2034 (c)	1,931	1,845
4.638% due 08/01/2035	12,326	12,309
4.676% due 07/01/2035	12,608	12,490
4.689% due 02/25/2036	800	782
4.810% due 09/22/2006	6,200	6,200
4.823% due 09/01/2034	1,221	1,209
4.858% due 07/25/2035	692	693
4.935% due 01/01/2035	1,951	1,931
5.000% due 10/01/2017-05/11/2036 (c)	221,860	214,018
5.125% due 01/02/2014	260	255
5.500% due 05/01/2013-05/11/2036 (c)	769,485	752,065
5.818% due 02/01/2031	8	8
6.000% due 10/01/2016-04/12/2036 (c)	9,173	9,223
6.500% due 01/01/2011-06/25/2044 (c)	2,549	2,606
7.000% due 03/01/2013-10/01/2031 (c)	95	98
7.500% due 05/01/2011-02/01/2027 (c)	324	338
8.250% due 07/01/2017	2	2
9.000% due 06/01/2025	1	1
12.500% due 06/01/2015	8	9
Federal Home Loan Bank
4.200% due 02/05/2007	1,200	1,113
Federal Housing Administration
7.430% due 01/25/2023	717	723
Freddie Mac
4.320% due 04/01/2033	67	67
4.738% due 08/15/2032	1,248	1,252
4.818% due 02/25/2045	1,050	1,054
5.000% due 12/01/2017-09/01/2035 (c)	4,113	3,981
5.500% due 06/01/2019-11/01/2032 (c)	928	914
5.701% due 12/01/2022	102	104
5.790% due 07/01/2030	40	40
6.000% due 02/01/2016-03/01/2033 (c)	876	881
6.500% due 05/01/2016-05/15/2032 (c)	32,153	32,907
7.000% due 11/01/2011-07/01/2029 (c)	3,116	3,181
7.500% due 07/01/2011-09/01/2025 (c)	60	63
8.000% due 01/01/2012	14	15
Government National Mortgage Association
3.750% due 02/20/2032	3,429	3,414
4.375% due 06/20/2022-01/20/2026 (c)	1,082	1,088
4.750% due 09/20/2023-08/20/2027 (c)	571	574
5.125% due 10/20/2024-12/20/2026 (c)	542	546
5.351% due 02/16/2030	204	207
6.000% due 01/15/2029-05/20/2034 (c)	710	718
6.500% due 05/15/2032-06/15/2032 (c)	72	75
7.000% due 12/15/2011-02/20/2032 (c)	108	112
7.400% due 12/15/2040	6,838	7,174
10.250% due 02/15/2017	511	533

38  PIMCO Funds  |  Total Return Funds

March 31, 2006

	Principal Amount (000s)	Value (000s)
Small Business Administration
5.130% due 09/01/2023	$931	$914
5.520% due 06/01/2024	6,247	6,260
7.449% due 08/01/2010	408	430

Total U.S. Government Agencies (Cost $1,109,876)		1,086,402

U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (e)	1,502	1,519
2.375% due 01/15/2025	10,942	10,999
2.000% due 01/15/2026	2,698	2,557
3.625% due 04/15/2028	3,065	3,769
U.S. Treasury Note
4.625% due 05/15/2006	505	505

Total U.S. Treasury Obligations (Cost $20,156)		19,349

MORTGAGE-BACKED SECURITIES 2.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,363	3,273
Banc of America Funding Corp.
4.115% due 05/25/2035	3,531	3,420
Banc of America Mortgage Securities
5.446% due 10/20/2032	357	357
6.500% due 02/25/2033	430	428
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 01/25/2033	536	534
5.619% due 01/25/2033	281	279
4.678% due 12/25/2033	2,983	2,935
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	5,904	5,906
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,274	1,257
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,634	1,616
CS First Boston Mortgage Securities Corp.
4.969% due 11/15/2019	6,751	6,754
Indymac ARM Trust
6.586% due 01/25/2032	54	54
Indymac Index Mortgage Loan Trust
5.206% due 01/25/2036	7,103	7,064
Mellon Residential Funding Corp.
4.989% due 06/15/2030	5,179	5,172
Prime Mortgage Trust
5.218% due 02/25/2034	1,199	1,203
Sequoia Mortgage Trust
5.076% due 08/20/2032	1,544	1,545
Structured Asset Securities Corp.
6.070% due 02/25/2032	80	80
Washington Mutual, Inc.
5.129% due 10/25/2032	558	555
5.108% due 10/25/2045	2,164	2,176
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,853	5,799

Total Mortgage-Backed Securities (Cost $50,760)		50,407

ASSET-BACKED SECURITIES 0.4%

AAA Trust
4.918% due 04/25/2035	2,495	2,500
Bear Stearns Asset-Backed Securities, Inc.
5.268% due 07/25/2033	770	772
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	738	738
Cendant Mortgage Corp.
5.318% due 01/25/2032	93	94
Citibank Credit Card Issuance Trust
6.875% due 11/16/2009	240	246
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	833	834
Household Mortgage Loan Trust
5.076% due 05/20/2032	276	276
MBNA Master Credit Card Trust USA
5.900% due 08/15/2011	300	306
7.800% due 10/15/2012	200	220
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011	472	455
Residential Asset Mortgage Products, Inc.
4.958% due 04/25/2026	137	137

Total Asset-Backed Securities (Cost $6,624)		6,578

SOVEREIGN ISSUES 1.3%

Brazilian Government International Bond
5.188% due 04/15/2006	917	909
5.250% due 04/15/2009	2,471	2,472
5.250% due 04/15/2012	841	843
10.500% due 07/14/2014	3,000	3,742
8.000% due 01/15/2018	2,900	3,149
Chile Government International Bond
5.500% due 01/15/2013	200	200
China Development Bank
5.000% due 10/15/2015	600	571
Mexico Government International Bond
9.875% due 02/01/2010	200	228
8.375% due 01/14/2011	830	922
8.300% due 08/15/2031	1,800	2,180
Panama Government International Bond
9.625% due 02/08/2011	2,388	2,764

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  39

Schedule of Investments

Total Return Fund III (Cont.)

	Principal Amount (000s)		Value (000s)
9.375% due 07/23/2012		$1,050	$1,223
8.875% due 09/30/2027		900	1,098
Peru Government International Bond
9.125% due 02/21/2012		1,000	1,135
5.000% due 03/07/2017		198	189
Russia Government International Bond
5.000% due 03/31/2030		1,400	1,535

	Shares
United Mexican States Value Recovery Right
0.000% due 06/30/2006		26,095,000	365
0.000% due 06/30/2007		17,950,000	462

Total Sovereign Issues (Cost $21,567)			23,987

	Principal Amount (000s)
FOREIGN CURRENCY- DENOMINATED ISSUES (j) 2.1%

France Government Bond
2.675% due 06/15/2006	EC	17,880	21,556
HBOS PLC
4.875% due 03/29/2049		7,480	9,372
JSG Holding PLC
5.660% due 11/29/2014		211	259
5.876% due 11/29/2014		163	200
5.886% due 11/29/2014		122	151
5.904% due 11/29/2014		108	133
5.971% due 11/29/2014		396	487
KBC Bank Funding Trust
6.875% due 06/30/2049		3,000	3,940
Republic of Germany
2.675% due 09/13/2006		2,750	3,291

Total Foreign Currency-Denominated Issues (Cost $39,259)			39,389

	Notional Amount (000s)
PURCHASED CALL OPTIONS (j) 0.0%
2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006		BP 8,000	6
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$20,000	0
Strike @ 4.500%
Exp. 04/06/2006		27,500	0
Strike @ 4.750%
Exp. 05/02/2006		66,000	0
Strike @ 4.500%
Exp. 08/07/2006		45,000	3
Strike @ 4.750%
Exp. 08/07/2006		77,000	26
Strike @ 4.750%
Exp. 08/08/2006		23,000	8
Strike @ 4.500%
Exp. 10/04/2006		49,400	10
Strike @ 4.250%
Exp. 10/11/2006		32,000	2
Strike @ 4.250%
Exp. 10/12/2006		31,000	2
Strike @ 4.500%
Exp. 10/18/2006		59,000	17
Strike @ 4.250%
Exp. 10/19/2006		10,000	1
Strike @ 4.250%
Exp. 10/24/2006		18,000	1
Strike @ 4.250%
Exp. 10/25/2006		42,000	3
Strike @ 4.800%
Exp. 12/22/2006		52,000	81
Strike @ 5.000%
Exp. 03/08/2007		77,000	269
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500%
Exp. 06/02/2006		1,000	0

Total Purchased Call Options (Cost $2,412)			429

PURCHASED PUT OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000
Exp. 05/18/2006		1,600	11
Strike @ JY115.000
Exp. 05/26/2006		8,200	65
Strike @ JY116.000
Exp. 05/26/2006		3,800	38

	# of Contracts
90-Day Eurodollar December Futures (CME)
Strike @ $92.250
Exp. 12/18/2006		425	3
Strike @ $92.000
Exp. 12/18/2006		1,729	11

40  PIMCO Funds  |  Total Return Funds

March 31, 2006

	# of Contracts		Value (000s)
Strike @ $92.750
Exp. 12/18/2006		$452	$3
Strike @ $91.750
Exp. 12/18/2006		737	5
Strike @ $92.500
Exp. 12/18/2006		190	1
90-Day Eurodollar June Futures (CME)
Strike @ $94.000
Exp. 06/19/2006		840	5
90-Day Eurodollar September Futures (CME)
Strike @ $92.500
Exp. 09/18/2006		10	0

Total Purchased Put Options (Cost $266)			142

	Shares
PREFERRED STOCK 0.8%

Centaur Funding Corp.
9.080% due 04/21/2020		125	155
DG Funding Trust
6.777% due 12/31/2049		797	8,456
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,519

Total Preferred Stock (Cost $15,114)			15,130

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 35.2%

Certificates of Deposit 0.9%

Barclays Bank PLC
4.530% due 01/29/2007		$17,700	17,698

Commercial Paper 20.5%

Danske Corp.
4.420% due 04/06/2006		48,900	48,882
4.510% due 04/26/2006		5,400	5,384
Fannie Mae
4.316% due 04/03/2006		49,000	49,000
Federal Home Loan Bank
4.630% due 04/03/2006		28,000	28,000
Freddie Mac
4.650% due 04/03/2006		49,000	49,000
IXIS Commercial Paper Corp.
4.690% due 06/05/2006		48,900	48,468
Rabobank USA Financial Corp.
4.830% due 04/03/2006		49,000	49,000
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		48,900	48,306
UBS Finance Delaware LLC
4.830% due 04/03/2006		2,400	2,400
4.440% due 04/10/2006		49,000	48,958
4.480% due 04/20/2006		3,700	3,692
4.480% due 05/10/2006		1,500	1,493

			382,583

Repurchase Agreement 0.1%

Credit Suisse First Boston
4.500% due 04/03/2006
(Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.750% due 03/31/2011 valued at $1,955. Repurchase proceeds are $1,901.)		1,900	1,900

Tri-Party Repurchase Agreement 0.3%

State Street Bank
4.400% due 04/03/2006
(Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $5,868. Repurchase proceeds are $5,751.)		5,749	5,749

Belgium Treasury Bills 0.7%

2.507% due 07/13/2006	EC	11,000	13,232

France Treasury Bills 3.6%

1.848% due 05/04/2006-07/20/2006 (c)		55,810	67,385

Germany Treasury Bills 4.3%

2.550% due 05/17/2006-08/16/2006 (c)		66,330	79,772

Netherlands Treasury Bills 3.9%

2.335% due 04/28/2006		60,000	72,587

U.S. Treasury Bills 0.9%

4.495% due 06/01/2006-06/15/2006 (c)(d)(e)		$16,260	16,113

Total Short-Term Instruments (Cost $654,638)			657,019

Total Investments (a) 107.4% (Cost $2,029,770)			$2,007,886

Written Options (h) (0.3%) (Premiums $5,109)			(4,717)

Other Assets and Liabilities (Net) (7.1%)			(133,028)

Net Assets 100.0%			$1,870,141

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $12,381 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  41

Schedule of Investments

Total Return Fund III (Cont.)

(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $4,463 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $12,920 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,829	$(1,865)
90-Day Eurodollar December Futures	Long	12/2007	544	(497)
90-Day Eurodollar June Futures	Long	06/2007	1,306	(1,402)
90-Day Eurodollar March Futures	Long	03/2007	2,070	(2,289)
90-Day Eurodollar September Futures	Long	09/2007	939	(916)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	564	385
U.S. Treasury 10-Year Note June Futures	Long	06/2006	318	(271)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ BP95.500	Short	12/2006	62	(16)

				$(6,871)

(f)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. Dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$14,000	$(2)
Call & Put - OTC U.S. Dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	1,000	0
Call & Put - OTC U.S. Dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	6,000	(1)

		$(3)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP 10,800	$86
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035	2,000	(10)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035	800	(2)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC 1,800	4

42  PIMCO Funds  |  Total Return Funds

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC 10,300	$24
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010	1,200	5
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY 258,000	16
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	130,000	(13)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	660,000	(17)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	1,000,000	(91)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$53,400	(328)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036	8,500	(497)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	6,700	(138)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	4,200	(33)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	22,900	(305)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	1,900	(39)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	2,400	(20)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	6,400	(371)

						$(1,729)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%		06/20/2007	$1,700	$19
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2006	2,800	6
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%		09/20/2006	1,500	(9)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	2,500	(39)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	3,200	(47)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	8,500	(38)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.400%		06/20/2006	10,000	(173)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%		06/20/2007	1,000	(4)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	1,100	22
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	100	0
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	400	(1)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%		09/20/2006	3,200	(18)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	200	(1)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  43

Schedule of Investments

Total Return Fund III (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/ Receive Fixed rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006	$5,900	$107
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%	)	09/20/2010	5,400	(182)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	7,000	103
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	1,000	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%		06/20/2007	3,900	28
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	3,200	(23)

							$(246)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.
(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	69	$15	$1
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/26/2006	266	52	17
Call - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2006	51	12	10
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	70	19	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	534	110	142
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	264	205	348
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	191	121	174
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,830	1,450	2,540
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	251	280	485
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	74	69	103
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	56	31	43
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	70	82	134
			Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY 112.000	05/18/2006	$1,600	6	3
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	2,700	14	6
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	5,500	40	15

				$2,506	$4,023

44  PIMCO Funds  |  Total Return Funds

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call -OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	2,100	$31	$8
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		35,400	172	244
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$4,000	28	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		9,500	111	6
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		22,000	290	86
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		22,000	212	174
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		11,800	89	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		28,000	178	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		33,000	270	31
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		14,000	105	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		25,000	247	22
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		18,000	127	5
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		13,000	94	3
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006		3,000	36	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		9,000	67	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		20,000	128	4
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		10,000	94	10
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		12,000	143	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		11,000	122	87
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		8,000	59	2

								$2,603	$694

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  45

Schedule of Investments

Total Return Fund III (Cont.)

(i)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$4,000	$4,000	0.21%

(j)	Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	3,452	05/2006	$0	$(57)	$(57)
Buy	BR	1,618	07/2006	26	0	26
Sell		895	07/2006	0	(10)	(10)
Buy	C$	275	05/2006	0	0	0
Buy	CP	378,269	07/2006	0	(1)	(1)
Sell		518,300	07/2006	0	(10)	(10)
Buy		552,894	08/2006	10	0	10
Buy	CY	14,525	03/2007	0	(4)	(4)
Buy	EC	3,703	04/2006	13	0	13
Sell		141,908	04/2006	2,109	(113)	1,996
Sell		80,438	06/2006	514	0	514
Buy	JY	3,020,001	05/2006	52	(12)	40
Buy	KW	604,200	07/2006	6	0	6
Sell		110,400	07/2006	0	(1)	(1)
Buy		1,259,065	08/2006	0	(4)	(4)
Sell		488,500	08/2006	0	(2)	(2)
Buy		816,249	09/2006	2	0	2
Sell		816,249	09/2006	0	(4)	(4)
Buy	MP	14,489	08/2006	0	(45)	(45)
Sell		9,780	08/2006	0	(8)	(8)
Buy		3,372	09/2006	0	(7)	(7)
Buy	PN	964	05/2006	0	(8)	(8)
Buy		2,824	08/2006	0	(21)	(21)
Sell		2,630	08/2006	5	0	5
Buy		1,057	09/2006	0	(4)	(4)
Buy	PZ	2,410	05/2006	0	(11)	(11)
Sell		2,560	05/2006	0	(10)	(10)
Buy		1,010	08/2006	0	(7)	(7)
Buy		1,032	09/2006	0	(2)	(2)
Buy	RP	13,391	05/2006	7	0	7
Buy		20,786	08/2006	0	0	0
Sell		20,786	08/2006	0	(4)	(4)
Buy		20,801	09/2006	2	0	2
Sell		10,235	09/2006	0	(2)	(2)
Buy	RR	7,872	07/2006	3	0	3
Buy		36,776	08/2006	21	0	21
Sell		32,570	08/2006	0	(5)	(5)
Buy		9,173	09/2006	0	(1)	(1)
Buy	S$	492	04/2006	3	0	3
Buy		467	07/2006	1	0	1
Sell		465	07/2006	0	(1)	(1)
Buy		1,803	08/2006	8	0	8
Sell		1,803	08/2006	0	(4)	(4)
Buy		517	09/2006	1	0	1
Buy	SR	333	05/2006	0	0	0
Sell		1,230	05/2006	0	(4)	(4)
Buy		2,422	08/2006	0	(4)	(4)
Buy	SV	9,212	08/2006	0	(2)	(2)
Buy		41,916	09/2006	3	0	3
Sell		27,500	09/2006	0	(12)	(12)
Buy	T$	32,677	08/2006	0	(7)	(7)
Sell		32,677	08/2006	0	(6)	(6)
Buy		10,009	09/2006	0	(1)	(1)
Sell		10,009	09/2006	0	(2)	(2)

				$2,786	$(396)	$2,390

46  PIMCO Funds  |  Total Return Funds

Notes to Financial Statements

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of three funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately

3.31.06  |  PIMCO Funds Annual Report  47

Notes to Financial Statements (Cont.)

reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Funds are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities

48  PIMCO Funds  |  Total Return Funds

March 31, 2006

resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout report are defined as follows:

BP	–	British Pound	N$	–	New Zealand Dollar
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
CY	–	Chinese Yuan Renminbi	RR	–	Russian Ruble
EC	–	Euro	S$	–	Singapore Dollar
JY	–	Japanese Yen	SR	–	South African Rand
KW	–	South Korean Won	SV	–	Slovakian Koruna
MP	–	Mexican Peso	T$	–	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

3.31.06  |  PIMCO Funds Annual Report  49

Notes to Financial Statements (Cont.)

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2006, the Total Return Fund had unfunded commitments of $769,480.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at a Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

50  PIMCO Funds  |  Total Return Funds

March 31, 2006

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront

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Notes to Financial Statements (Cont.)

payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by a Fund is included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes (%)	Institutional Class (%)	Administrative Class (%)	A, B and C Classes (%)	Class D (%)	Class R (%)
Total Return Fund	0.25	0.18	0.18	0.40	0.25	0.40
Total Return Fund II	0.25	0.25	0.25	N/A	N/A	N/A
Total Return Fund III	0.25	0.25	0.25	N/A	N/A	N/A

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

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March 31, 2006

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $8,424,890 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

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Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$234,670,240	$200,807,100	$24,568,404	$12,973,169
Total Return Fund II	6,610,298	6,034,539	114,518	46,845
Total Return Fund III	3,832,476	3,361,960	269,170	302,581

5. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$223,211	$0

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amount in thousands, except number of contracts):

	Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Notional Amount in JY		Premium
Balance at 03/31/2005	127,679	$2,400	BP	0	JY	0	$61,651
Sales	622,449	16,482,500		1,893,000		198,000,000	402,628
Closing Buys	(69,389)	(658,100)		0		(198,000,000)	(31,260)
Expirations	(447,917)	(2,400)		0		0	(139,443)
Exercised	(17,240)	0		0		0	(3,708)
Balance at 03/31/2006	215,582	$15,824,400	BP	1,893,000	JY	0	$289,868

	Total Return Fund II
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	3,349	$0	$1,618
Sales	13,393	368,300	8,142
Closing Buys	(1,101)	0	(316)
Expirations	(11,563)	(16,400)	(3,850)
Exercised	0	0	0
Balance at 03/31/2006	4,078	$351,900	$5,594

	Total Return Fund III
	# of Contracts	Notional Amount in $	Notional Amount in BP		Notional Amount in JY		Premium
Balance at 03/31/2005	1,973	$0	BP	0	JY	0	$953
Sales	10,645	288,100		37,500		1,500,000	6,977
Closing Buys	(1,672)	(5,000)		0		0	(541)
Expirations	(7,121)	0		0		(1,500,000)	(2,256)
Exercised	(99)	0		0		0	(24)
Balance at 03/31/2006	3,726	$283,100	BP	37,500	JY	0	$5,109

54  PIMCO Funds  |  Total Return Funds

March 31, 2006

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	1,574,072	$16,690,048	1,178,658	$12,658,111
Administrative Class	547,585	5,808,584	427,477	4,598,530
Other Classes	654,927	6,939,008	477,472	5,131,413
Issued as reinvestment of distributions
Institutional Class	223,536	2,361,725	209,386	2,242,695
Administrative Class	70,167	741,582	69,610	745,548
Other Classes	51,292	541,750	49,821	533,425
Cost of shares redeemed
Institutional Class	(858,587)	(9,088,936)	(845,244)	(9,069,808)
Administrative Class	(420,062)	(4,447,016)	(357,746)	(3,840,742)
Other Classes	(481,055)	(5,095,644)	(477,480)	(5,120,338)

Net increase (decrease) resulting from Fund share transactions	1,361,875	$14,451,101	731,954	$7,878,834

	Total Return Fund II
	Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	56,475	$567,954	59,804	$617,788
Administrative Class	2,578	25,954	7,319	75,176
Other Classes	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	8,322	83,529	12,114	123,662
Administrative Class	457	4,591	628	6,412
Other Classes	0	0	0	0
Cost of shares redeemed
Institutional Class	(85,373)	(860,294)	(66,634)	(684,171)
Administrative Class	(4,143)	(41,735)	(7,260)	(74,520)
Other Classes	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(21,684)	$(220,001)	5,971	$64,347

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Notes to Financial Statements (Cont.)

	Total Return Fund III
	Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	71,984	$674,809	44,539	$423,963
Administrative Class	951	8,955	821	7,853
Other Classes	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	7,855	73,364	7,574	71,773
Administrative Class	67	625	44	420
Other Classes	0	0	0	0
Cost of shares redeemed
Institutional Class	(38,408)	(359,746)	(27,394)	(260,550)
Administrative Class	(335)	(3,125)	(254)	(2,404)
Other Classes	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	42,114	$394,882	25,330	$241,055

8. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
Total Return Fund	$0	$0	$(1,093,088)	$(131,551)	$0	$(605,189)
Total Return Fund II	0	0	(31,522)	(591)	(21,218)	(19,591)
Total Return Fund III	0	0	(21,682)	(2,524)	(659)	(14,151)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in the year shown below.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following year (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Fund Name	2014
Total Return Fund II	$21,218
Total Return Fund III	659

56  PIMCO Funds  |  Total Return Funds

March 31, 2006

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
Total Return Fund	$109,247,457	$587,721	$(1,612,230)	$(1,024,509)
Total Return Fund II	2,345,391	8,326	(40,539)	(32,213)
Total Return Fund III	2,029,860	7,378	(29,352)	(21,974)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006			March 31, 2005
Fund Name	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital
Total Return Fund	$4,090,974	$1,861	$135,770	$2,802,092	$1,289,696	$0
Total Return Fund II	96,006	0	0	96,110	47,401	0
Total Return Fund III	82,718	0	0	55,305	21,580	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in-capital to more appropriately conform financial accounting to tax accounting.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District

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Notes to Financial Statements (Cont.)

Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc,’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Funds—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

58  PIMCO Funds  |  Total Return Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund II, and Total Return Fund III, three of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

3.31.06  |  PIMCO Funds Annual Report  59

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Total Return Fund	0.00%	0.00%	$2,968,953	$278,641
Total Return Fund II	1.01%	0.98%	90,479	0
Total Return Fund III	0.62%	0.59%	60,131	2,744

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

60  PIMCO Funds  |  Total Return Funds

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* 46 Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* 46 Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon 65 Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis 71 Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan 66 Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy 68 Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

3.31.06  |  PIMCO Funds Annual Report  61

(Unaudited)

Name, Age and Position Held with Trust	Term of Office *** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers

Ernest L. Schmider 48 President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar 42 Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham 35 Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross 62 Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent 43 Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. 60 Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. 43 Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen 36 Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen 46 Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn 60 Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway 48 Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown 38 Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil 36 Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

62  PIMCO Funds  |  Total Return Funds

(This Page Intentionally Left Blank)

3.31.06  |  PIMCO Funds Annual Report  63

Investment Adviser and Administrator	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest 330 W. 9th Street Kansas City, MO 64105

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25062-01

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Total Return Fund Annual Report  3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 3.5% in the first year to 0% after the fifth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, emerging markets risk, derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at (866) 746-2606.

4  PIMCO Total Return Fund Annual Report  |  03.31.06

Important Information (Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this fund is from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Total Return Fund Annual Report  5

Management Review	Ticker Symbol: Class A: PTTAX Class B: PTTBX Class C: PTTCX

•	The Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration for most of the period was negative for performance, as yields increased across the maturity spectrum.

•	An emphasis on short and intermediate maturities detracted from performance, as short-term yields rose more than long-term yields.

•	Above-benchmark exposure to mortgages was neutral for performance, as they performed inline with like-duration Treasuries; however, mortgage issuer and coupon selection was a key contributor to outperformance.

•	An underweight to longer-term corporate securities contributed to returns, as this sector lagged like-duration Treasuries.

•	An allocation to non-U.S. government securities was positive for returns, as rates in the U.S. rose more than in other developed countries where economic growth was generally slower.

•	Exposure to emerging market bonds enhanced performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

•	Modest holdings of real return bonds early in the period detracted from performance as inflation expectations decreased over the period, causing real return bonds to underperform conventional, non inflation-linked Treasuries.

•	A tactical allocation to municipal bonds was positive for performance, as municipal yields rose less than Treasury yields over the period.

6  PIMCO Total Return Fund Annual Report  |  03.31.06

PIMCO Total Return Fund Performance Summary

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception	† (05/11/87)
PIMCO Total Return Fund Class A	2.17%	5.42%	6.61%	7.91%
PIMCO Total Return Fund Class A (adjusted)	-1.66%	4.61%	6.12%	7.64%
PIMCO Total Return Fund Class B	1.41%	4.63%	6.05%	7.61%
PIMCO Total Return Fund Class B (adjusted)	-2.01%	4.55%	6.05%	7.61%
PIMCO Total Return Fund Class C (adjusted)	0.43%	4.63%	5.82%	7.12%
Lehman Brothers Aggregate Bond Index	2.26%	5.11%	6.29%	7.57%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	5.55%	7.03%
† The Fund began operations on 05/11/87. Index comparison began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$997.19	$993.46	$993.46	$1,020.44	$1,016.71	$1,016.70
Expenses Paid During Period	$4.48	$8.20	$8.20	$4.53	$8.29	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Total Return A	PIMCO Total Return B	PIMCO Total Return C	Lehman Brothers Aggregate Bond Index
05/31/1987	9,625	10,000	10,000	10,000
06/30/1987	9,744	10,117	10,117	10,138
07/31/1987	9,717	10,082	10,082	10,130
08/31/1987	9,691	10,048	10,048	10,076
09/30/1987	9,445	9,787	9,787	9,861
10/31/1987	9,742	10,089	10,089	10,212
11/30/1987	9,809	10,152	10,152	10,294
12/31/1987	9,895	10,233	10,233	10,434
01/31/1988	10,295	10,642	10,642	10,801
02/29/1988	10,410	10,753	10,753	10,929
03/31/1988	10,313	10,646	10,646	10,827
04/30/1988	10,256	10,581	10,581	10,768
05/31/1988	10,202	10,518	10,518	10,696
06/30/1988	10,442	10,759	10,759	10,954
07/31/1988	10,424	10,735	10,735	10,897
08/31/1988	10,470	10,775	10,775	10,925
09/30/1988	10,664	10,969	10,969	11,172
10/31/1988	10,829	11,132	11,132	11,383
11/30/1988	10,728	11,021	11,021	11,244
12/31/1988	10,772	11,059	11,059	11,257
01/31/1989	10,901	11,184	11,184	11,419
02/28/1989	10,828	11,102	11,102	11,336
03/31/1989	10,875	11,143	11,143	11,385
04/30/1989	11,114	11,382	11,382	11,624
05/31/1989	11,380	11,647	11,647	11,929
06/30/1989	11,759	12,028	12,028	12,292
07/31/1989	12,003	12,271	12,271	12,554
08/31/1989	11,792	12,047	12,047	12,368
09/30/1989	11,846	12,096	12,096	12,431
10/31/1989	12,126	12,374	12,374	12,737
11/30/1989	12,228	12,470	12,470	12,858
12/31/1989	12,247	12,483	12,483	12,893
01/31/1990	12,038	12,262	12,262	12,740
02/28/1990	12,065	12,283	12,283	12,781
03/31/1990	12,051	12,261	12,261	12,790
04/30/1990	11,876	12,074	12,074	12,673
05/31/1990	12,261	12,457	12,457	13,048
06/30/1990	12,463	12,655	12,655	13,258
07/31/1990	12,661	12,847	12,847	13,441
08/31/1990	12,458	12,632	12,632	13,261
09/30/1990	12,465	12,632	12,632	13,371
10/31/1990	12,633	12,793	12,793	13,541
11/30/1990	12,947	13,103	13,103	13,832
12/31/1990	13,169	13,320	13,320	14,048
01/31/1991	13,296	13,440	13,440	14,222
02/28/1991	13,477	13,615	13,615	14,343
03/31/1991	13,642	13,774	13,774	14,442
04/30/1991	13,861	13,986	13,986	14,598
05/31/1991	13,959	14,077	14,077	14,684
06/30/1991	13,976	14,086	14,086	14,676
07/31/1991	14,171	14,275	14,275	14,880
08/31/1991	14,550	14,647	14,647	15,202
09/30/1991	14,889	14,980	14,980	15,510
10/31/1991	15,036	15,119	15,119	15,682
11/30/1991	15,161	15,235	15,235	15,826
12/31/1991	15,672	15,740	15,740	16,296
01/31/1992	15,539	15,596	15,596	16,074
02/29/1992	15,669	15,720	15,720	16,179
03/31/1992	15,603	15,644	15,644	16,088
04/30/1992	15,680	15,711	15,711	16,204
05/31/1992	15,998	16,021	16,021	16,510
06/30/1992	16,195	16,210	16,210	16,737
07/31/1992	16,585	16,591	16,591	17,078
08/31/1992	16,721	16,717	16,717	17,251
09/30/1992	16,980	16,966	16,966	17,456
10/31/1992	16,826	16,802	16,802	17,224
11/30/1992	16,834	16,800	16,800	17,228
12/31/1992	17,124	17,079	17,079	17,502
01/31/1993	17,434	17,378	17,378	17,838
02/28/1993	17,816	17,749	17,749	18,150
03/31/1993	17,912	17,836	17,836	18,226
04/30/1993	18,062	17,976	17,976	18,353
05/31/1993	18,098	18,001	18,001	18,376
06/30/1993	18,486	18,375	18,375	18,709
07/31/1993	18,593	18,471	18,471	18,815
08/31/1993	19,009	18,873	18,873	19,145
09/30/1993	19,080	18,934	18,934	19,197
10/31/1993	19,210	19,051	19,051	19,269
11/30/1993	19,035	18,868	18,868	19,105
12/31/1993	19,187	19,008	19,008	19,209
01/31/1994	19,413	19,221	19,221	19,468
02/28/1994	19,060	18,861	18,861	19,130
03/31/1994	18,650	18,444	18,444	18,658
04/30/1994	18,460	18,245	18,245	18,509
05/31/1994	18,366	18,141	18,141	18,507
06/30/1994	18,291	18,067	18,056	18,466
07/31/1994	18,658	18,430	18,408	18,832
08/31/1994	18,705	18,476	18,443	18,856
09/30/1994	18,462	18,236	18,192	18,578
10/31/1994	18,432	18,207	18,152	18,562
11/30/1994	18,427	18,201	18,136	18,521
12/31/1994	18,414	18,189	18,111	18,648
01/31/1995	18,736	18,507	18,417	19,017
02/28/1995	19,169	18,934	18,831	19,470
03/31/1995	19,343	19,107	18,991	19,589
04/30/1995	19,676	19,435	19,306	19,863
05/31/1995	20,292	20,044	19,897	20,631
06/30/1995	20,272	20,024	19,865	20,783
07/31/1995	20,276	20,028	19,857	20,736
08/31/1995	20,580	20,328	20,143	20,986
09/30/1995	20,831	20,576	20,377	21,191
10/31/1995	21,139	20,881	20,666	21,466
11/30/1995	21,589	21,325	21,094	21,788
12/31/1995	21,952	21,684	21,436	22,094
01/31/1996	22,123	21,853	21,590	22,240
02/29/1996	21,577	21,313	21,044	21,854
03/31/1996	21,402	21,140	20,861	21,702
04/30/1996	21,306	21,045	20,754	21,580
05/31/1996	21,240	20,980	20,678	21,536
06/30/1996	21,571	21,307	20,988	21,825
07/31/1996	21,618	21,354	21,021	21,885
08/31/1996	21,593	21,328	20,981	21,848
09/30/1996	22,081	21,810	21,443	22,229
10/31/1996	22,646	22,369	21,979	22,721
11/30/1996	23,173	22,890	22,478	23,111
12/31/1996	22,877	22,597	22,177	22,896
01/31/1997	22,950	22,669	22,241	22,966
02/28/1997	22,994	22,712	22,270	23,023
03/31/1997	22,709	22,431	21,980	22,768
04/30/1997	23,110	22,828	22,354	23,109
05/31/1997	23,339	23,054	22,560	23,327
06/30/1997	23,605	23,317	22,803	23,604
07/31/1997	24,257	23,960	23,417	24,240
08/31/1997	24,039	23,745	23,190	24,034
09/30/1997	24,421	24,122	23,545	24,388
10/31/1997	24,704	24,402	23,801	24,742
11/30/1997	24,808	24,504	23,889	24,856
12/31/1997	25,088	24,781	24,142	25,106
01/31/1998	25,467	25,155	24,493	25,428
02/28/1998	25,388	25,077	24,402	25,408
03/31/1998	25,464	25,153	24,460	25,497
04/30/1998	25,553	25,241	24,534	25,630
05/31/1998	25,842	25,526	24,794	25,873
06/30/1998	26,085	25,766	25,012	26,092
07/31/1998	26,161	25,841	25,070	26,148
08/31/1998	26,566	26,241	25,443	26,573
09/30/1998	27,352	27,018	26,181	27,196
10/31/1998	27,161	26,829	25,979	27,052
11/30/1998	27,253	26,920	26,052	27,205
12/31/1998	27,409	27,073	26,182	27,287
01/31/1999	27,562	27,225	26,316	27,482
02/28/1999	27,044	26,713	25,808	27,002
03/31/1999	27,266	26,932	26,004	27,152
04/30/1999	27,391	27,056	26,106	27,238
05/31/1999	27,084	26,753	25,798	26,999
06/30/1999	27,030	26,700	25,730	26,913
07/31/1999	26,919	26,590	25,607	26,799
08/31/1999	26,933	26,603	25,602	26,785
09/30/1999	27,224	26,891	25,863	27,096
10/31/1999	27,305	26,971	25,925	27,196
11/30/1999	27,360	27,025	25,961	27,194
12/31/1999	27,207	26,874	25,798	27,063
01/31/2000	27,057	26,726	25,640	26,974
02/29/2000	27,379	27,044	25,930	27,300
03/31/2000	27,773	27,434	26,285	27,660
04/30/2000	27,687	27,349	26,188	27,581
05/31/2000	27,673	27,335	26,157	27,568
06/30/2000	28,249	27,904	26,682	28,142
07/31/2000	28,498	28,149	26,901	28,397
08/31/2000	28,937	28,583	27,297	28,809
09/30/2000	29,026	28,671	27,365	28,990
10/31/2000	29,200	28,843	27,510	29,182
11/30/2000	29,761	29,397	28,022	29,659
12/31/2000	30,356	29,985	28,563	30,209
01/31/2001	30,787	30,411	28,951	30,703
02/28/2001	31,074	30,694	29,203	30,971
03/31/2001	31,185	30,804	29,290	31,126
04/30/2001	30,886	30,508	28,992	30,997
05/31/2001	30,994	30,615	29,073	31,184
06/30/2001	31,069	30,689	29,125	31,302
07/31/2001	32,134	31,741	30,104	32,001
08/31/2001	32,520	32,122	30,444	32,368
09/30/2001	33,050	32,646	30,922	32,745
10/31/2001	33,744	33,331	31,553	33,430
11/30/2001	33,251	32,845	31,070	32,969
12/31/2001	33,085	32,680	30,896	32,760
01/31/2002	33,485	33,076	31,248	33,025
02/28/2002	33,944	33,529	31,658	33,345
03/31/2002	33,265	32,858	31,005	32,791
04/30/2002	33,994	33,578	31,666	33,426
05/31/2002	34,256	33,837	31,888	33,710
06/30/2002	34,334	33,914	31,942	34,002
07/31/2002	34,513	34,091	32,089	34,412
08/31/2002	35,079	34,650	32,592	34,994
09/30/2002	35,468	35,034	32,938	35,560
10/31/2002	35,454	35,020	32,905	35,398
11/30/2002	35,575	35,139	32,997	35,389
12/31/2002	36,293	35,849	33,641	36,120
01/31/2003	36,438	35,993	33,755	36,150
02/28/2003	36,941	36,489	34,200	36,651
03/31/2003	37,004	36,551	34,238	36,622
04/30/2003	37,415	36,957	34,598	36,925
05/31/2003	38,032	37,567	35,144	37,613
06/30/2003	38,005	37,541	35,099	37,538
07/31/2003	36,565	36,118	33,747	36,276
08/31/2003	36,861	36,410	34,000	36,517
09/30/2003	37,890	37,426	34,929	37,484
10/31/2003	37,624	37,164	34,660	37,134
11/30/2003	37,700	37,239	34,708	37,223
12/31/2003	38,129	37,663	35,080	37,602
01/31/2004	38,370	37,900	35,279	37,904
02/29/2004	38,803	38,329	35,657	38,314
03/31/2004	39,114	38,635	35,917	38,602
04/30/2004	38,202	37,735	35,059	37,597
05/31/2004	38,053	37,588	34,901	37,447
06/30/2004	38,217	37,750	35,027	37,658
07/31/2004	38,611	38,138	35,363	38,032
08/31/2004	39,360	38,878	36,028	38,757
09/30/2004	39,411	38,929	36,053	38,862
10/31/2004	39,793	39,306	36,381	39,188
11/30/2004	39,642	39,157	36,221	38,875
12/31/2004	39,904	39,415	36,435	39,233
01/31/2005	40,007	39,518	36,511	39,479
02/28/2005	39,843	39,356	36,340	39,247
03/31/2005	39,736	39,250	36,220	39,045
04/30/2005	40,328	39,834	36,734	39,573
05/31/2005	40,775	40,277	37,120	40,001
06/30/2005	40,967	40,466	37,272	40,219
07/31/2005	40,627	40,130	36,940	39,854
08/31/2005	41,159	40,656	37,402	40,365
09/30/2005	40,715	40,217	36,972	39,948
10/31/2005	40,336	39,843	36,606	39,632
11/30/2005	40,470	39,975	36,705	39,808
12/31/2005	40,863	40,363	37,036	40,186
01/31/2006	40,910	40,410	37,057	40,188
02/28/2006	41,034	40,532	37,148	40,322
03/31/2006	40,600	40,104	36,731	39,926

Sector Breakdown*

U.S. Government Agencies	49.6%
Short-Term Instruments	28.4%
Corporate Bonds & Notes	10.3%
Asset-Backed Securities	3.7%
Mortgage-Backed Securities	3.3%
Other	4.7%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Total Return Fund Annual Report  7

Summary Schedule of Investments

March 31, 2006

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (e) (Cost $132,570)		$133,178	0.2%

CORPORATE BONDS & NOTES

Banking & Finance

Bank of America Corp.
4.750%-7.125% due 09/15/2009-08/15/2013 (b)	$75,525	75,667	0.1%
General Electric Capital Corp.
4.250%-8.125% due 06/22/2007-01/08/2016 (b)	1,114,623	1,116,570	1.2%
Other Banking & Finance (e)		7,258,338	7.7%

		8,450,575	9.0%

Industrials

Total Industrials (e)		2,042,334	2.2%

Utilities

Total Utilities (e)		678,748	0.7%

Total Corporate Bonds & Notes (Cost $11,113,551)		11,171,657	11.9%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (e) (Cost $1,221,808)		1,271,722	1.4%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 08/01/2020	406,014	396,130	0.4%
5.500% due 04/01/2034	901,829	882,809	0.9%
5.500% due 05/01/2034	2,451,560	2,398,448	2.6%
5.500% due 09/01/2034	1,433,079	1,401,364	1.5%
5.500% due 11/01/2034	1,847,675	1,806,787	1.9%
5.500% due 12/01/2034	618,224	604,543	0.6%
5.500% due 01/01/2035	1,624,002	1,587,876	1.7%
5.500% due 02/01/2035	3,238,789	3,166,414	3.4%
5.500% due 03/01/2035	1,585,653	1,549,066	1.7%
5.500% due 04/01/2035	1,496,306	1,461,604	1.6%
5.500% due 05/01/2035	1,423,906	1,390,794	1.5%
5.500% due 06/01/2035	1,024,449	1,000,601	1.1%
5.500% due 07/01/2035	983,458	960,574	1.0%
5.000% due 08/01/2035	1,075,329	1,024,318	1.1%
5.500% due 08/01/2035	830,302	810,969	0.9%
5.500% due 09/01/2035	841,096	821,511	0.9%
5.500% due 10/01/2035	782,194	763,980	0.8%
5.000% due 04/12/2036	2,508,800	2,388,849	2.6%
5.500% due 04/12/2036	7,047,850	6,880,464	7.4%
6.000% due 04/12/2036	513,900	513,900	0.5%
5.000% due 05/11/2036	4,173,500	3,971,344	4.2%
5.500% due 05/11/2036	4,731,000	4,614,201	4.9%
0.000%-1000.000% due 05/02/2006-01/25/2048 (b)(c)(d)(f)	10,215,396	10,029,376	10.7%

8  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
Freddie Mac
2.750%-1007.500% due 04/01/2006-02/25/2045 (b)(c)	$2,275,433	$2,274,121	2.4%
Other U.S. Government Agencies (e)		997,609	1.1%

Total U.S. Government Agencies (Cost $54,672,846)		53,697,652	57.4%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (g)
2.375% due 01/15/2025	737,119	741,007	0.8%
2.000% due 01/15/2026	724,449	686,755	0.7%
3.625% due 04/15/2028	296,323	364,338	0.4%
Other U.S. Treasury Obligations (e)		2,997	0.0%

Total U.S. Treasury Obligations (Cost $1,888,832)		1,795,097	1.9%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (e) (Cost $3,614,575)		3,586,288	3.8%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (e) (Cost $4,026,136)		3,991,247	4.3%

SOVEREIGN ISSUES

Total Sovereign Issues (e) (Cost $821,293)		892,370	1.0%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (e) (Cost $688,618)		752,226	0.8%

PURCHASED CALL OPTIONS

Total Purchased Call Options (e) (Cost $140,783)		23,027	0.0%

PURCHASED PUT OPTIONS

Total Purchased Put Options (e) (Cost $115,852)		105,220	0.1%

PREFERRED SECURITY

Total Preferred Security (e) (Cost $40,566)		40,375	0.0%

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  9

Summary Schedule of Investments (Cont.)

March 31, 2006

	Principal Amount (000s)	Value (000s)	% of Net Assets
SHORT-TERM INSTRUMENTS (n)

Certificates of Deposit
Barclays Bank PLC
4.485% due 01/29/2007	$556,970	$556,884	0.6%
Citibank New York N.A.
4.575%-4.910% due 04/25/2006-06/23/2006 (b)	1,670,100	1,670,100	1.9%
Unicredito Italiano SpA
4.745%-4.882% due 05/23/2006-06/16/200 (b)	978,000	978,000	1.0%
Other Certificates of Deposit (e)		130,000	0.1%

		3,334,984	3.6%

Commercial Paper

Bank of America Corp.
4.415%-4.815% due 04/12/2006-06/19/2006 (b)	1,635,200	1,626,280	1.7%
Bank of Ireland
4.500%-4.775% due 04/20/2006-06/09/2006 (b)	470,800	468,097	0.5%
BNP Paribas Finance
4.420%-4.830% due 04/03/2006-07/17/2006 (b)	1,496,600	1,493,194	1.6%
CBA (de) Finance
4.440%-4.820% due 04/10/2006-06/30/2006 (b)	374,825	372,620	0.4%
Danske Corp.
4.415%-4.870% due 04/06/2006-07/13/2006 (b)	695,600	692,038	0.8%
Dexia Delaware LLC
4.415%-4.850% due 04/04/2006-06/27/2006 (b)	1,145,433	1,137,597	1.2%
Fannie Mae
4.316%-4.735% due 04/03/2006-07/19/2006 (b)	981,978	979,119	1.0%
Federal Home Loan Bank
4.434%-4.730% due 04/03/2006-06/21/2006 (b)	398,258	396,675	0.4%
Freddie Mac
4.225%-4.875% due 04/03/2006-09/26/2006 (b)	3,065,087	3,061,834	3.3%
HBOS Treasury Services PLC
4.435%-4.810% due 04/06/2006-06/16/2006 (b)	494,546	491,223	0.5%
Istituto Bancario San Paolo
4.760%-4.880% due 05/30/2006-06/16/2006 (b)	411,000	411,000	0.5%
Lloyds TSB Bank PLC
4.415% due 04/06/2006	403,700	403,551	0.4%
National Australia Funding, Inc.
4.620%-4.660% due 04/04/2006-04/10/2006 (b)	763,605	763,353	0.8%
Nordea N.A., Inc.
4.485%-4.830% due 04/11/2006-06/05/2006 (b)	740,155	736,048	0.8%
UBS Finance Delaware LLC
4.415%-4.850% due 04/03/2006-07/07/2006 (b)	1,532,968	1,528,190	1.6%
Westpac Capital Corp.
4.490%-4.845% due 04/11/2006-06/26/2006 (b)	1,409,100	1,398,601	1.5%
Westpac Trust Securities NZ Ltd.
4.440%-4.885% due 04/21/2006-06/30/2006 (b)	601,700	599,064	0.7%
Other Commercial Paper (e)		4,058,074	4.3%

Total Commercial Paper		20,616,558	22.0%

10  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)	% of Net Assets
Repurchase Agreement

UBS Warburg LLC
4.480% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016-08/15/2027 valued at $1,313,548. Repurchase proceeds are $1,285,873.)		$1,285,400	$1,285,400	1.4%

Tri-Party Repurchase Agreement

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.625%-4.875% due 02/15/2007-03/14/2008 valued at $138,605. Repurchase proceeds are $135,937.)		135,887	135,887	0.1%

Total Belgium Treasury Bills (e)			32,015	0.0%

France Treasury Bills

2.320%-2.646% due 04/06/2006-08/03/2006 (b)	EC	1,207,945	1,456,505	1.6%

Germany Treasury Bills

2.365%-2.668% due 04/12/2006-08/16/2006 (b)		1,628,320	1,961,299	2.1%

Netherlands Treasury Bills

2.386%-2.564% due 04/28/2006-07/31/2006 (b)		658,580	796,182	0.9%

Total Spain Treasury Bills (e)			101,112	0.1%

U.S. Treasury Bills

4.453% due 04/06/2006-06/15/2006 (b)(f)(h)(i)		$1,052,065	1,042,947	1.1%

Total Short-Term Instruments (Cost $30,730,512)			30,762,889	32.9%

Total Investments (a) (Cost $109,207,942)			$108,222,948	115.7%
Written Options (m) (Premiums $289,868)			(259,903)	(0.3%	)
Other Assets and Liabilities (Net)			(14,425,052)	(15.4%	)

Net Assets			$93,537,993	100.0%

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  11

Summary Schedule of Investments (Cont.)

March 31, 2006

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,658,151 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	The grouping contains interest only securities.
(d)	The grouping contains a principal only security.
(e)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively as of March 31, 2006.
(f)	Securities with an aggregate market value of $507 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Principal amount of security is adjusted for inflation.
(h)	Securities with an aggregate market value of $209,340 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(i)	Securities with an aggregate market value of $689,492 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	85,017	$(89,132)
90-Day Eurodollar December Futures	Long	12/2007	32,076	(24,924)
90-Day Eurodollar December Futures	Short	12/2008	134	60
90-Day Eurodollar June Futures	Long	06/2007	80,834	(83,096)
90-Day Eurodollar June Futures	Short	06/2008	134	60
90-Day Eurodollar March Futures	Long	03/2007	137,566	(147,275)
90-Day Eurodollar March Futures	Short	03/2008	134	60
90-Day Eurodollar September Futures	Long	09/2007	58,220	(52,596)
90-Day Eurodollar September Futures	Short	09/2008	134	60
Euro-Bobl 5-Year Note Futures	Short	06/2006	34,632	23,861
Euro-Bund 10-Year Note Futures	Short	06/2006	3,000	5,228
U.S. Treasury 2-Year Note Futures	Long	06/2006	8	(2)
U.S. Treasury 5-Year Note Futures	Long	06/2006	6,897	(5,343)
U.S. Treasury 10-Year Note Futures	Long	06/2006	21,012	(17,066)
U.S. Treasury 30-Year Bond Futures	Short	06/2006	15,000	14,642
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ 95.500	Short	12/2006	3,043	(821)

				$(376,284)

12  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized/ Appreciation (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$619,000	$(71)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	199,000	(37)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	338,000	(64)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	50,000	0

		$(172)

(k)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(4,118)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	3,020
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		92,900	(484)
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	(3,735)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	(1,494)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	(1,794)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		54,200	(162)
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	(2,918)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	170
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	115
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	241
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	920
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(739)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		11,800,000	1,501
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(940)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(4,895)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$48,000	(643)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		565,500	(29,299)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  13

Summary Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$2,034,700	$(12,537)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	137,600	(1,834)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036	235,000	(14,462)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2026	38,700	(1,014)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036	636,500	(31,877)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	282,300	(5,795)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	190,400	(1,484)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	253,000	(13,154)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	205,300	(2,736)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	166,400	(3,413)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	187,600	(1,529)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	270,400	(15,688)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	170,700	(3,501)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	890,400	(53,807)

						$(208,085)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006	$10,000	$(176)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,500	(26)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	24,100	(85)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006	25,000	(56)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	20,000	297
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007	25,000	233
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	9,600	109
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	10,000	(153)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	78
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	131
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	594
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	(213)

14  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%		06/20/2006	$20,000	$72
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2006	18,300	42
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.350%		06/20/2006	9,500	91
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%		09/20/2006	13,700	(81)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%		09/20/2006	7,500	(46)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	30,000	(128)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		12/20/2006	15,000	(114)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%		03/20/2007	25,000	227
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	9,700	203
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	800	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	23,000	427
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007	10,000	138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%		06/20/2007	1,100	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	(129)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%		06/20/2006	15,000	50
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	6,050	(21)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%		09/20/2006	10,000	71
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	230
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	481
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	287
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%		12/20/2006	15,000	260
Deutsche Bank AG	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	200,000	(727)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%		06/20/2006	1,700	(31)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  15

Summary Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	$15,000	$(62)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	(36)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(35)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(9)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%	12/20/2006	5,600	115
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	12,000	273
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	(139)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	(108)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	481
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	50,000	(389)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	100,000	(798)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	545,300	(2,713)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	(22)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	42
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	181
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(35)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	(17)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	(165)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	20,000	207
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(157)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	(6)

16  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	$12,000	$31
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	54
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	41
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	39
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	102
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	(318)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(40)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	209
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	73
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	96
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	(1,542)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(111)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	20
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	(25)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(11)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	14
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(65)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(16)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(21)
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	03/20/2007	15,000	72

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  17

Summary Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	$10,600	$(140)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(90)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	(114)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	127
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	94
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%)	09/20/2010	5,900	(201)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	50,000	(503)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	(393)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	(151)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	9.150%	12/20/2006	10,000	326
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	72
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	20
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	42
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	45
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	156
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(49)

18  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	$9,600	$(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(39)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(14)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(37)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	(41)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	09/20/2006	25,000	166
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	23,000	330
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	(85)
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	186
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	396
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	135
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(103)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	(174)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	1,300	(44)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  19

Summary Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	$10,000	$(426)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	49
Morgan Stanley Dean Witter & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	(373)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%		09/20/2006	10,700	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		09/20/2006	17,000	(62)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%		09/20/2006	14,000	(42)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%		09/20/2006	22,000	(81)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	12,300	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		12/20/2006	15,000	(119)
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%		03/20/2007	40,000	249
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	215
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	136
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	270
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.750%		03/20/2011	5,000	24
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%		06/20/2006	3,000	(8)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	167,500	(1,195)

							$(4,296)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

20  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

(l)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Acquisition Cost	Market Value	Market Value as a Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$645	$616	0.00%
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	2,667	2,605	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,176	1,077	0.00
UAL Equipment Trust	11.080	05/27/2006	12/28/2001	1,001	1,314	0.00
United Telecom, Inc.	6.890	07/01/2008	09/22/2003	718	689	0.00
United Telephone Co. of the Northwest	6.890	07/01/2008	05/02/2002	2,680	2,703	0.00

				$8,887	$9,004	0.00%

(m)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	5,690	$1,226	$89
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/26/2006	21,273	8,051	1,330
Call - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2006	2,938	679	551
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	3,583	974	90
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	28,452	5,835	7,558
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	9,278
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	96,430	76,415	133,797
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	14,432	16,090	27,872
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3,725	3,480	5,192
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	6,774	3,538	5,250
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	18,534	14,340	24,442
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	3,583	4,198	6,875

			Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY112.000	05/18/2006	$95,600	341	191
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	162,100	838	425
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	294,200	2,148	778

				$144,634	$223,718

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP 118,900	$1,767	$476
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006	1,774,100	8,655	12,177
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$217,000	1,508	57
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	768,000	7,296	6,083
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	546,000	3,979	5
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	463,600	5,431	313
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	172,000	2,260	673

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  21

Summary Schedule of Investments (Cont.)

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	$439,000	$4,236	$3,477
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	680,000	5,151	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	1,452,000	9,221	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	1,715,000	14,037	1,617
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	761,000	5,689	164
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	1,220,000	12,029	1,070
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	1,001,000	7,063	303
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	674,000	4,887	148
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	93,000	928	82
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	1,056,900	13,093	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	437,000	3,256	4
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006	1,007,000	6,457	219
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	500,000	4,713	479
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	90,000	1,074	61
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	978,000	12,836	3,827
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	609,000	6,779	4,823
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	393,000	2,889	111

							$145,234	$36,185

22  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

(n)	Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	168,711	05/2006	$0	$(1,844)	$(1,844)
Buy	BR	72,386	07/2006	1,156	0	1,156
Sell		72,386	07/2006	79	0	79
Buy	C$	22,531	05/2006	0	(19)	(19)
Buy	CP	18,879,274	07/2006	30	(21)	9
Sell		18,879,274	07/2006	0	(484)	(484)
Buy		31,774,486	08/2006	562	0	562
Sell		31,774,486	08/2006	0	(863)	(863)
Buy	CY	742,913	03/2007	0	(304)	(304)
Buy	EC	1,536,371	04/2006	9,276	(2,853)	6,423
Sell		1,273,697	04/2006	16,157	0	16,157
Sell		3,571,038	06/2006	39	(31,035)	(30,996)
Buy	JY	18,165,200	04/2006	0	(564)	(564)
Buy		153,404,209	05/2006	1,039	(1,970)	(931)
Sell		163,047,598	05/2006	2,237	(815)	1,422
Buy	KW	33,866,800	07/2006	360	0	360
Buy		69,962,458	08/2006	9	(208)	(199)
Buy		26,381,168	09/2006	70	0	70
Buy	MP	748,050	08/2006	0	(2,309)	(2,309)
Sell		748,050	08/2006	106	0	106
Buy		194,461	09/2006	0	(426)	(426)
Sell		194,461	09/2006	25	0	25
Sell	N$	58,583	04/2006	1,810	0	1,810
Buy	PN	55,873	05/2006	0	(446)	(446)
Sell		55,873	05/2006	8	0	8
Buy		138,675	08/2006	0	(1,043)	(1,043)
Sell		138,675	08/2006	53	(5)	48
Buy		62,553	09/2006	0	(261)	(261)
Sell		62,553	09/2006	0	(37)	(37)
Buy	PZ	118,668	05/2006	0	(531)	(531)
Sell		118,668	05/2006	0	(262)	(262)
Buy		57,120	08/2006	0	(378)	(378)
Sell		57,120	08/2006	0	(147)	(147)
Buy		60,986	09/2006	0	(113)	(113)
Sell		60,986	09/2006	0	(154)	(154)
Buy	RP	756,651	05/2006	369	0	369
Buy		730,634	08/2006	2	0	2
Buy		1,199,042	09/2006	127	0	127
Buy	RR	441,804	07/2006	166	0	166
Buy		1,834,554	08/2006	1,041	0	1,041
Buy		564,420	09/2006	0	(40)	(40)
Buy	S$	28,025	04/2006	159	0	159
Buy		26,132	07/2006	48	0	48
Buy		74,996	08/2006	348	0	348
Buy		29,795	09/2006	74	0	74
Buy	SR	13,046	05/2006	0	(16)	(16)
Sell		13,046	05/2006	0	(51)	(51)
Buy		137,665	08/2006	0	(231)	(231)
Sell		137,665	08/2006	0	(537)	(537)
Buy	SV	522,297	08/2006	0	(94)	(94)
Sell		522,297	08/2006	0	(208)	(208)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  23

Summary Schedule of Investments (Cont.)

March 31, 2006

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SV	2,182,256	09/2006	$170	$(26)	$144
Sell		2,182,256	09/2006	0	(880)	(880)
Buy	T$	1,813,391	08/2006	0	(381)	(381)
Buy		577,873	09/2006	0	(78)	(78)

				$35,520	$(49,634)	$(14,114)

24  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Financial Highlights

Class A Selected Per Share Data for the Year Ended:	03/31/2006	03/31/2005	03/31/2004	03/31/2003	03/31/2002
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52

Net Investment Income(a)	0.38	0.21	0.24	0.39	0.49

Net Realized / Unrealized Gain (Loss) on Investments(a)	(0.15)	(0.03)	0.36	0.75	0.20

Total Income from Investment Operations	0.23	0.18	0.60	1.14	0.69

Dividends from Net Investment Income	(0.37)	(0.22)	(0.27)	(0.41)	(0.50)

Distributions from Net Realized Capital Gains	(0.08)	(0.33)	(0.18)	(0.35)	(0.30)

Tax Basis Return of Capital	(0.02)	0.00	0.00	0.00	0.00

Total Distributions	(0.47)	(0.55)	(0.45)	(0.76)	(0.80)

Net Asset Value End of Period	$10.33	$10.57	$10.94	$10.79	$10.41

Total Return	2.17%	1.60%	5.70%	11.25%	6.65%

Net Assets End of Period (000s)	$10,426,405	$9,059,096	$8,777,466	$7,863,675	$4,749,826

Ratio of Net Expenses to Average Net Assets	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	3.61%	1.94%	2.23%	3.65%	4.62%

Portfolio Turnover Rate	325%	470%	273%	234%	445%

(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  25

Financial Highlights

Class B Selected Per Share Data for the Year Ended:	03/31/2006	03/31/2005	03/31/2004	03/31/2003	03/31/2002
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52

Net Investment Income(a)	0.30	0.13	0.17	0.31	0.41

Net Realized / Unrealized Gain (Loss) on Investments(a)	(0.15)	(0.04)	0.35	0.75	0.20

Total Income from Investment Operations	0.15	0.09	0.52	1.06	0.61

Dividends from Net Investment Income	(0.29)	(0.13)	(0.19)	(0.33)	(0.42)

Distributions from Net Realized Capital Gains	(0.08)	(0.33)	(0.18)	(0.35)	(0.30)

Tax Basis Return of Capital	(0.02)	0.00	0.00	0.00	0.00

Total Distributions	(0.39)	(0.46)	(0.37)	(0.68)	(0.72)

Net Asset Value End of Period	$10.33	$10.57	$10.94	$10.79	$10.41

Total Return	1.41%	0.84%	4.91%	10.42%	5.85%

Net Assets End of Period (000s)	$1,604,106	$1,963,136	$2,422,998	$2,655,908	$1,703,960

Ratio of Net Expenses to Average Net Assets	1.65%	1.65%	1.65%	1.65%	1.65%

Ratio of Net Investment Income to Average Net Assets	2.83%	1.18%	1.50%	2.89%	3.83%

Portfolio Turnover Rate	325%	470%	273%	234%	445%

(a)	Per share amounts based on average number of shares outstanding during the period.

26  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Financial Highlights

Class C Selected Per Share Data for the Year Ended:	03/31/2006	03/31/2005	03/31/2004	03/31/2003	03/31/2002
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52

Net Investment Income(a)	0.30	0.13	0.17	0.31	0.41

Net Realized / Unrealized Gain (Loss) on Investments(a)	(0.15)	(0.04)	0.35	0.75	0.20

Total Income from Investment Operations	0.15	0.09	0.52	1.06	0.61

Dividends from Net Investment Income	(0.29)	(0.13)	(0.19)	(0.33)	(0.42)

Distributions from Net Realized Capital Gains	(0.08)	(0.33)	(0.18)	(0.35)	(0.30)

Tax Basis Return of Capital	(0.02)	0.00	0.00	0.00	0.00

Total Distributions	(0.39)	(0.46)	(0.37)	(0.68)	(0.72)

Net Asset Value End of Period	$10.33	$10.57	$10.94	$10.79	$10.41

Total Return	1.41%	0.84%	4.91%	10.41%	5.85%

Net Assets End of Period (000s)	$2,458,316	$2,548,509	$3,011,932	$3,303,225	$1,979,410

Ratio of Net Expenses to Average Net Assets	1.65%	1.65%	1.65%	1.65%	1.65%

Ratio of Net Investment Income to Average Net Assets	2.85%	1.18%	1.50%	2.88%	3.83%

Portfolio Turnover Rate	325%	470%	273%	234%	445%

(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  27

Statement of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts
Assets:
Investments, at value	$108,222,948
Cash	37,303
Foreign currency, at value	182,300
Receivable for investments sold	17,612,554
Receivable for Fund shares sold	562,763
Interest and dividends receivable	387,116
Variation margin receivable	15,106
Swap premiums paid	19,153
Unrealized appreciation on forward foreign currency contracts	35,520
Unrealized appreciation on swap agreements	15,368
Other assets	2

127,090,133

Liabilities:
Payable for investments purchased	$32,267,630
Payable for investments purchased on delayed-delivery basis	277,868
Written options outstanding	259,903
Payable for Fund shares redeemed	273,549
Dividends payable	51,946
Accrued investment advisory fee	21,122
Accrued administration fee	18,318
Accrued distribution fee	6,725
Accrued servicing fee	4,046
Variation margin payable	6,958
Swap premiums received	86,520
Unrealized depreciation on forward foreign currency contracts	49,634
Unrealized depreciation on swap agreements	227,749
Unrealized depreciation on forward volatility options	172

33,552,140

Net Assets	$93,537,993

Net Assets Consist of:
Paid in capital	$95,367,821
(Overdistributed) net investment income	(134,769)
Accumulated undistributed net realized (loss)	(136,350)
Net unrealized (depreciation)	(1,558,709)

$93,537,993

Net Assets:
Class A	$10,426,405
Class B	1,604,106
Class C	2,458,316
Other Classes	79,049,166

Shares Issued and Outstanding:
Class A	1,009,814
Class B	155,354
Class C	238,085

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$10.33
Class B	10.33
Class C	10.33

Cost of Investments Owned	$109,207,942

Cost of Foreign Currency Held	$182,108

Premiums Received on Written Options	$289,868

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

28  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Statement of Operations

Year Ended March 31, 2006

Amounts in thousands
Investment Income:
Interest, net of foreign taxes	$4,004,217
Dividends	53
Miscellaneous income	2,267

Total Income	4,006,537

Expenses:
Investment advisory fees	222,664
Administration fees	194,066
Distribution fees – Class B	13,760
Distribution fees – Class C	19,264
Servicing fees – Class A	24,592
Servicing fees – Class B	4,587
Servicing fees – Class C	6,421
Distribution and/or servicing fees – Other Classes	54,530
Trustees’ fees	208
Miscellaneous expense	126

Total Expenses	540,218

Net Investment Income	3,466,319

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	275,897
Net realized (loss) on futures contracts, options and swaps	(296,408)
Net realized gain on foreign currency transactions	83,364
Net change in unrealized (depreciation) on investments	(1,334,760)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(215,299)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(57,670)

Net (Loss)	(1,544,876)

Net Increase in Net Assets Resulting from Operations	$1,921,443

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  29

Statements of Changes in Net Assets

Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations
Net investment income	$3,466,319	$1,701,739
Net realized gain	62,853	1,447,098
Net change in unrealized (depreciation)	(1,607,729)	(1,748,337)

Net increase resulting from operations	1,921,443	1,400,500

Distributions to Shareholders
From net investment income
Class A	(343,954)	(175,659)
Class B	(49,934)	(26,770)
Class C	(70,293)	(33,706)
Other Classes	(2,917,762)	(1,516,218)
From net realized capital gains
Class A	(78,376)	(265,849)
Class B	(13,793)	(62,589)
Class C	(19,984)	(79,299)
Other Classes	(598,739)	(1,931,698)
Tax basis return of Capital
Class A	(14,995)	0
Class B	(2,796)	0
Class C	(3,915)	0
Other Classes	(114,064)	0

Total Distributions	(4,228,605)	(4,091,788)

Fund Share Transactions
Receipts for shares sold
Class A	4,441,314	3,363,164
Class B	120,406	122,903
Class C	550,560	425,001
Other Classes	24,325,360	18,476,986
Issued as reinvestment of distributions
Class A	309,294	297,483
Class B	44,694	61,036
Class C	59,558	73,850
Other Classes	3,231,511	3,089,299
Cost of shares redeemed
Class A	(3,132,103)	(3,071,676)
Class B	(485,854)	(567,888)
Class C	(639,966)	(865,618)
Other Classes	(14,373,673)	(13,525,706)
Net increase resulting from Fund share transactions	14,451,101	7,878,834
Fund Redemption Fee	771	516

Total Increase in Net Assets	12,144,710	5,188,062

Net Assets:
Beginning of period	81,393,283	76,205,221

End of period*	$93,537,993	$81,393,283

* Including undistributed (overdistributed) net investment income of:	$(134,769)	$31,758

30  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not

03.31.06  |  PIMCO Total Return Fund Annual Report  31

Notes to Financial Statements (Cont.)

March 31, 2006

be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

32  PIMCO Total Return Fund Annual Report  |  03.31.06

Non-U.S. currency symbols utilized throughout report are defined as follows:

BP	–	British Pound
BR	–	Brazilian Real
C$	–	Canadian Dollar
CP	–	Chilean Peso
CY	–	Chinese Yuan Renminbi
EC	–	Euro
JY	–	Japanese Yen
KW	–	South Korean Won
MP	–	Mexican Peso
N$	–	New Zealand Dollar
PN	–	Peruvian New Sol
PZ	–	Polish Zloty
RP	–	Indian Rupee
RR	–	Russian Ruble
S$	–	Singapore Dollar
SR	–	South African Rand
SV	–	Slovakian Koruna
T$	–	Taiwan Dollar

Forward Currency Transactions. The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

03.31.06  |  PIMCO Total Return Fund Annual Report  33

Notes to Financial Statements (Cont.)

March 31, 2006

Loan Participations and Assignments. The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2006, the Fund had unfunded commitments of $769,480.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. The Fund may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statement of Assets and Liabilities.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale

34  PIMCO Total Return Fund Annual Report  |  03.31.06

transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. The Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund is included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit

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Notes to Financial Statements (Cont.)

March 31, 2006

of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class(%)	Administrative Class(%)	A, B and C Classes(%)	Class D(%)	Class R(%)
0.18	0.18	0.40	0.25	0.40

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges within 7 days after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee(%)	Servicing Fee(%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

36  PIMCO Total Return Fund Annual Report  |  03.31.06

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $8,424,890 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$234,670,240	$200,807,100	$24,568,404	$12,973,169

5. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$223,211	$0

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Notes to Financial Statements (Cont.)

March 31, 2006

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follow (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in BP		Notional Amount in JY		Premium
Balance at 03/31/2005	127,679	$2,400	BP	0	JY	0	$61,651
Sales	622,449	16,482,500		1,893,000		198,000,000	402,628
Closing Buys	(69,389)	(658,100)		0		(198,000,000)	(31,260)
Expirations	(447,917)	(2,400)		0		0	(139,443)
Excersided	(17,240)	0		0		0	(3,708)

Balance at 03/31/2006	215,582	$15,824,400	BP	1,893,000	JY	0	$289,868

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	419,397	$4,441,314	313,009	$3,363,164
Class B	11,342	120,406	11,433	122,903
Class C	51,895	550,560	39,541	425,001
Other Classes	2,293,950	24,325,360	1,719,624	18,476,986
Issued as reinvestment of distributions
Class A	29,281	309,294	27,781	297,483
Class B	4,229	44,694	5,703	61,036
Class C	5,639	59,558	6,900	73,850
Other Classes	305,846	3,231,511	288,433	3,089,299
Cost of shares redeemed
Class A	(295,576)	(3,132,103)	(286,362)	(3,071,676)
Class B	(45,869)	(485,854)	(52,952)	(567,888)
Class C	(60,460)	(639,966)	(80,728)	(865,618)
Other Classes	(1,357,799)	(14,373,673)	(1,260,428)	(13,525,706)

Net increase resulting from Fund share transactions	1,361,875	$14,451,101	731,954	$7,878,834

8. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses	Post-October Deferral(3)
$0	$0	$(1,093,088)	$(131,551)	$0	$(605,189)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

38  PIMCO Total Return Fund Annual Report  |  03.31.06

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(4)
$109,247,457	$587,721	$(1,612,230)	$(1,024,509)

(4)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2006			March 31, 2005
Ordinary Income Distributions(5)	Long-Term Capital Gain Distributions	Return of Capital(6)	Ordinary Income Distributions(5)	Long-Term Capital Gain Distributions	Return of Capital
$4,090,974	$1,861	$135,770	$2,802,092	$1,289,696	$0

(5)	Includes short-term capital gains.
(6)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in-capital to more appropriately conform financial accounting to tax accounting.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of

03.31.06  |  PIMCO Total Return Fund Annual Report  39

Notes to Financial Statements (Cont.)

March 31, 2006

Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

40  PIMCO Total Return Fund Annual Report  |  03.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Total Return Fund, one of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

03.31.06  |  PIMCO Total Return Fund Annual Report  41

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amount of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amount of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.00%	0.00%	$2,968,953	$278,641

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

42  PIMCO Total Return Fund Annual Report  |  03.31.06

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660. The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.06  |  PIMCO Total Return Fund Annual Report  43

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

44  PIMCO Total Return Fund Annual Report  |  03.31.06

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053AR_14907

Annual Report MARCH 31, 2006	PIMCO Funds

PIMCO Total Return Fund

Share Class	Contents

D	Chairman’s Letter	3
	Important Information About the Total Return Fund	4–5
	Management Review	6
	Performance Summary	7
	Summary Schedule of Investments	8–24
	Financial Highlights	25
	Statement of Assets and Liabilities	26
	Statement of Operations	27
	Statements of Changes in Net Assets	28
	Notes to Financial Statements	29–38
	Report of Independent Registered Public Accounting Firm	39
	Federal Income Tax Information	40
	Management of the Trust	41–42

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Total Return Fund Annual Report  3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D Shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging markets risk, derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at 1-866-746-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining

4  PIMCO Total Return Fund Annual Report  |  03.31.06

Important Information (Cont.)

how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q is available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Total Return Fund Annual Report  5

Management Review	Ticker Symbol: Class D: PTTDX

•	The Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration for most of the period was negative for performance, as yields increased across the maturity spectrum.

•	An emphasis on short and intermediate maturities detracted from performance, as short-term yields rose more than long-term yields.

•	Above-benchmark exposure to mortgages was neutral for performance, as they performed inline with like-duration Treasuries; however, mortgage issuer and coupon selection was a key contributor to outperformance.

•	An underweight to longer-term corporate securities contributed to returns, as this sector lagged like-duration Treasuries.

•	An allocation to non-U.S. government securities was positive for returns, as rates in the U.S. rose more than in other developed countries where economic growth was generally slower.

•	Exposure to emerging market bonds enhanced performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

•	Modest holdings of real return bonds early in the period detracted from performance as inflation expectations decreased over the period, causing real return bonds to underperform conventional, non inflation-linked Treasuries.

•	A tactical allocation to municipal bonds was positive for performance, as municipal yields rose less than Treasury yields over the period.

6  PIMCO Total Return Fund Annual Report  |  03.31.06

PIMCO Total Return Fund Performance Summary

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Total Return Fund Class D	2.32%	5.57%	6.77%	8.07%
Lehman Brothers Aggregate Bond Index	2.26%	5.11%	6.29%	7.57%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	5.55%	7.03%

†	The Fund began operations on 05/11/87. Index comparison began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$997.93	$1,021.19
Expenses Paid During Period	$3.74	$3.78

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Changes in value    For periods ended 03/31/06

	PIMCO Total Return D	Lehman Brothers Aggregate Bond Index
05/31/1987	10,000	10,000
06/30/1987	10,125	10,138
07/31/1987	10,098	10,130
08/31/1987	10,072	10,076
09/30/1987	9,819	9,861
10/31/1987	10,129	10,212
11/30/1987	10,201	10,294
12/31/1987	10,291	10,434
01/31/1988	10,708	10,801
02/29/1988	10,828	10,929
03/31/1988	10,729	10,827
04/30/1988	10,671	10,768
05/31/1988	10,615	10,696
06/30/1988	10,867	10,954
07/31/1988	10,849	10,897
08/31/1988	10,899	10,925
09/30/1988	11,103	11,172
10/31/1988	11,275	11,383
11/30/1988	11,172	11,244
12/31/1988	11,218	11,257
01/31/1989	11,354	11,419
02/28/1989	11,279	11,336
03/31/1989	11,330	11,385
04/30/1989	11,580	11,624
05/31/1989	11,859	11,929
06/30/1989	12,256	12,292
07/31/1989	12,512	12,554
08/31/1989	12,293	12,368
09/30/1989	12,352	12,431
10/31/1989	12,645	12,737
11/30/1989	12,752	12,858
12/31/1989	12,775	12,893
01/31/1990	12,558	12,740
02/28/1990	12,588	12,781
03/31/1990	12,575	12,790
04/30/1990	12,394	12,673
05/31/1990	12,797	13,048
06/30/1990	13,011	13,258
07/31/1990	13,219	13,441
08/31/1990	13,007	13,261
09/30/1990	13,018	13,371
10/31/1990	13,195	13,541
11/30/1990	13,525	13,832
12/31/1990	13,759	14,048
01/31/1991	13,892	14,222
02/28/1991	14,083	14,343
03/31/1991	14,257	14,442
04/30/1991	14,487	14,598
05/31/1991	14,591	14,684
06/30/1991	14,610	14,676
07/31/1991	14,817	14,880
08/31/1991	15,216	15,202
09/30/1991	15,572	15,510
10/31/1991	15,728	15,682
11/30/1991	15,860	15,826
12/31/1991	16,396	16,296
01/31/1992	16,258	16,074
02/29/1992	16,398	16,179
03/31/1992	16,331	16,088
04/30/1992	16,412	16,204
05/31/1992	16,749	16,510
06/30/1992	16,957	16,737
07/31/1992	17,367	17,078
08/31/1992	17,511	17,251
09/30/1992	17,784	17,456
10/31/1992	17,624	17,224
11/30/1992	17,635	17,228
12/31/1992	17,940	17,502
01/31/1993	18,266	17,838
02/28/1993	18,670	18,150
03/31/1993	18,775	18,226
04/30/1993	18,934	18,353
05/31/1993	18,974	18,376
06/30/1993	19,382	18,709
07/31/1993	19,496	18,815
08/31/1993	19,935	19,145
09/30/1993	20,011	19,197
10/31/1993	20,149	19,269
11/30/1993	19,967	19,105
12/31/1993	20,129	19,209
01/31/1994	20,369	19,468
02/28/1994	20,000	19,130
03/31/1994	19,572	18,658
04/30/1994	19,374	18,509
05/31/1994	19,277	18,507
06/30/1994	19,202	18,466
07/31/1994	19,592	18,832
08/31/1994	19,643	18,856
09/30/1994	19,390	18,578
10/31/1994	19,362	18,562
11/30/1994	19,361	18,521
12/31/1994	19,349	18,648
01/31/1995	19,691	19,017
02/28/1995	20,148	19,470
03/31/1995	20,336	19,589
04/30/1995	20,687	19,863
05/31/1995	21,337	20,631
06/30/1995	21,320	20,783
07/31/1995	21,326	20,736
08/31/1995	21,651	20,986
09/30/1995	21,917	21,191
10/31/1995	22,243	21,466
11/30/1995	22,719	21,788
12/31/1995	23,106	22,094
01/31/1996	23,290	22,240
02/29/1996	22,718	21,854
03/31/1996	22,536	21,702
04/30/1996	22,437	21,580
05/31/1996	22,372	21,536
06/30/1996	22,725	21,825
07/31/1996	22,780	21,885
08/31/1996	22,754	21,848
09/30/1996	23,271	22,229
10/31/1996	23,869	22,721
11/30/1996	24,428	23,111
12/31/1996	24,117	22,896
01/31/1997	24,202	22,966
02/28/1997	24,250	23,023
03/31/1997	23,950	22,768
04/30/1997	24,376	23,109
05/31/1997	24,620	23,327
06/30/1997	24,903	23,604
07/31/1997	25,592	24,240
08/31/1997	25,365	24,034
09/30/1997	25,771	24,388
10/31/1997	26,075	24,742
11/30/1997	26,189	24,856
12/31/1997	26,491	25,106
01/31/1998	26,896	25,428
02/28/1998	26,815	25,408
03/31/1998	26,898	25,497
04/30/1998	26,998	25,630
05/31/1998	27,306	25,873
06/30/1998	27,565	26,092
07/31/1998	27,650	26,148
08/31/1998	28,085	26,573
09/30/1998	28,919	27,196
10/31/1998	28,716	27,052
11/30/1998	28,817	27,205
12/31/1998	28,987	27,287
01/31/1999	29,155	27,482
02/28/1999	28,613	27,002
03/31/1999	28,850	27,152
04/30/1999	28,986	27,238
05/31/1999	28,667	26,999
06/30/1999	28,612	26,913
07/31/1999	28,498	26,799
08/31/1999	28,515	26,785
09/30/1999	28,826	27,096
10/31/1999	28,915	27,196
11/30/1999	28,976	27,194
12/31/1999	28,817	27,063
01/31/2000	28,664	26,974
02/29/2000	29,011	27,300
03/31/2000	29,431	27,660
04/30/2000	29,343	27,581
05/31/2000	29,331	27,568
06/30/2000	29,944	28,142
07/31/2000	30,214	28,397
08/31/2000	30,682	28,809
09/30/2000	30,783	28,990
10/31/2000	30,971	29,182
11/30/2000	31,569	29,659
12/31/2000	32,203	30,209
01/31/2001	32,667	30,703
02/28/2001	32,974	30,971
03/31/2001	33,100	31,126
04/30/2001	32,788	30,997
05/31/2001	32,906	31,184
06/30/2001	32,989	31,302
07/31/2001	34,124	32,001
08/31/2001	34,540	32,368
09/30/2001	35,106	32,745
10/31/2001	35,847	33,430
11/30/2001	35,327	32,969
12/31/2001	35,154	32,760
01/31/2002	35,583	33,025
02/28/2002	36,074	33,345
03/31/2002	35,356	32,791
04/30/2002	36,134	33,426
05/31/2002	36,416	33,710
06/30/2002	36,503	34,002
07/31/2002	36,697	34,412
08/31/2002	37,302	34,994
09/30/2002	37,724	35,560
10/31/2002	37,712	35,398
11/30/2002	37,844	35,389
12/31/2002	38,613	36,120
01/31/2003	38,775	36,150
02/28/2003	39,314	36,651
03/31/2003	39,385	36,622
04/30/2003	39,826	36,925
05/31/2003	40,487	37,613
06/30/2003	40,462	37,538
07/31/2003	38,937	36,276
08/31/2003	39,256	36,517
09/30/2003	40,359	37,484
10/31/2003	40,081	37,134
11/30/2003	40,165	37,223
12/31/2003	40,627	37,602
01/31/2004	40,887	37,904
02/29/2004	41,353	38,314
03/31/2004	41,688	38,602
04/30/2004	40,725	37,597
05/31/2004	40,570	37,447
06/30/2004	40,749	37,658
07/31/2004	41,173	38,032
08/31/2004	41,976	38,757
09/30/2004	42,038	38,862
10/31/2004	42,450	39,188
11/30/2004	42,293	38,875
12/31/2004	42,581	39,233
01/31/2005	42,700	39,479
02/28/2005	42,529	39,247
03/31/2005	42,423	39,045
04/30/2005	43,059	39,573
05/31/2005	43,542	40,001
06/30/2005	43,751	40,219
07/31/2005	43,396	39,854
08/31/2005	43,974	40,365
09/30/2005	43,503	39,948
10/31/2005	43,103	39,632
11/30/2005	43,252	39,808
12/31/2005	43,678	40,186
01/31/2006	43,733	40,188
02/28/2006	43,871	40,322
03/31/2006	43,413	39,926

Sector Breakdown*

U.S. Government Agencies	49.6%
Short-Term Instruments	28.4%
Corporate Bonds & Notes	10.3%
Asset-Backed Securities	3.7%
Mortgage-Backed Securities	3.3%
Other	4.7%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Total Return Fund Annual Report  7

Summary Schedule of Investments

March 31, 2006

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (e) (Cost $132,570)		$133,178	0.2%

CORPORATE BONDS & NOTES

Banking & Finance

Bank of America Corp.
4.750% - 7.125% due 09/15/2006 - 08/15/2013	$75,525	75,667	0.1%
General Electric Capital Corp. (b)
4.250% - 8.125% due 06/22/2007 - 01/08/2016 (b)	1,114,623	1,116,570	1.2%
Other Banking & Finance (e)		7,258,338	7.7%

		8,450,575	9.0%

Industrials
Total Industrials (e)		2,042,334	2.2%

Utilities
Total Utilities (e)		678,748	0.7%

Total Corporate Bonds & Notes (Cost $11,113,551)		11,171,657	11.9%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (e) (Cost $1,221,808)		1,271,722	1.4%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 08/01/2020	406,014	396,130	0.4%
5.500% due 04/01/2034	901,829	882,809	0.9%
5.500% due 05/01/2034	2,451,560	2,398,448	2.6%
5.500% due 09/01/2034	1,433,079	1,401,364	1.5%
5.500% due 11/01/2034	1,847,675	1,806,787	1.9%
5.500% due 12/01/2034	618,224	604,543	0.6%
5.500% due 01/01/2035	1,624,002	1,587,876	1.7%
5.500% due 02/01/2035	3,238,789	3,166,414	3.4%
5.500% due 03/01/2035	1,585,653	1,549,066	1.7%
5.500% due 04/01/2035	1,496,306	1,461,604	1.6%
5.500% due 05/01/2035	1,423,906	1,390,794	1.5%
5.500% due 06/01/2035	1,024,449	1,000,601	1.1%
5.500% due 07/01/2035	983,458	960,574	1.0%
5.000% due 08/01/2035	1,075,329	1,024,318	1.1%
5.500% due 08/01/2035	830,302	810,969	0.9%
5.500% due 09/01/2035	841,096	821,511	0.9%
5.500% due 10/01/2035	782,194	763,980	0.8%
5.000% due 04/12/2036	2,508,800	2,388,849	2.6%
5.500% due 04/12/2036	7,047,850	6,880,464	7.4%
6.000% due 04/12/2036	513,900	513,900	0.5%
5.000% due 05/11/2036	4,173,500	3,971,344	4.2%
5.500% due 05/11/2036	4,731,000	4,614,201	4.9%
0.000% - 1000.000% due 05/02/2006 - 01/25/2048 (b)(c)(d)(f)	10,215,396	10,029,376	10.7%

8  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
Freddie Mac
2.750% - 1007.500% due 04/01/2006 - 02/25/2045 (b)(c)	$2,275,433	$2,274,121	2.4%
Other U.S. Government Agencies (e)		997,609	1.1%

Total U.S. Government Agencies (Cost $54,672,846)		53,697,652	57.4%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (g)
2.375% due 01/15/2025	737,119	741,007	0.8%
2.000% due 01/15/2026	724,449	686,755	0.7%
3.625% due 04/15/2028	296,323	364,338	0.4%
Other U.S. Treasury Obligations (e)		2,997	0.0%

Total U.S. Treasury Obligations (Cost $1,888,832)		1,795,097	1.9%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (e) (Cost $3,614,575)		3,586,288	3.8%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (e) (Cost $4,026,136)		3,991,247	4.3%

SOVEREIGN ISSUES
Total Sovereign Issues (e) (Cost $821,293)		892,370	1.0%

FOREIGN CURRENCY-DENOMINATED ISSUES
Total Foreign Currency-Denominated Issues (e) (Cost $688,618)		752,226	0.8%

PURCHASED CALL OPTIONS
Total Purchased Call Options (e) (Cost $140,783)		23,027	0.0%

PURCHASED PUT OPTIONS
Total Purchased Put Options (e) (Cost $115,852)		105,220	0.1%

PREFERRED SECURITY
Total Preferred Security (e) (Cost $40,566)		40,375	0.0%

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  9

Summary Schedule of Investments (Cont.)

March 31, 2006

	Principal Amount (000s)	Value (000s)	% of Net Assets
SHORT-TERM INSTRUMENTS (n)

Certificates of Deposit

Barclays Bank PLC
4.485% due 01/29/2007	$556,970	$556,884	0.6%
Citibank New York N.A.
4.575% - 4.910% due 04/25/2006 - 06/23/2006 (b)	1,670,100	1,670,100	1.9%
Unicredito Italiano SpA
4.745% - 4.882% due 05/23/2006 - 06/16/200 (b)	978,000	978,000	1.0%
Other Certificates of Deposit (e)		130,000	0.1%

		3,334,984	3.6%

Commercial Paper

Bank of America Corp.
4.415% - 4.815% due 04/12/2006 - 06/19/2006 (b)	1,635,200	1,626,280	1.7%
Bank of Ireland
4.500% - 4.775% due 04/20/2006 - 06/09/2006 (b)	470,800	468,097	0.5%
BNP Paribas Finance
4.420% - 4.830% due 04/03/2006 - 07/17/2006 (b)	1,496,600	1,493,194	1.6%
CBA (de) Finance
4.440% - 4.820% due 04/10/2006 - 06/30/2006 (b)	374,825	372,620	0.4%
Danske Corp.
4.415% - 4.870% due 04/06/2006 - 07/13/2006 (b)	695,600	692,038	0.8%
Dexia Delaware LLC
4.415% - 4.850% due 04/04/2006 - 06/27/2006 (b)	1,145,433	1,137,597	1.2%
Fannie Mae
4.316% - 4.735% due 04/03/2006 - 07/19/2006 (b)	981,978	979,119	1.0%
Federal Home Loan Bank
4.434% - 4.730% due 04/03/2006 - 06/21/2006 (b)	398,258	396,675	0.4%
Freddie Mac
4.225% - 4.875% due 04/03/2006 - 09/26/2006 (b)	3,065,087	3,061,834	3.3%
HBOS Treasury Services PLC
4.435% - 4.810% due 04/06/2006 - 06/16/2006 (b)	494,546	491,223	0.5%
Istituto Bancario San Paolo
4.760% - 4.880% due 05/30/2006 - 06/16/2006 (b)	411,000	411,000	0.5%
Lloyds TSB Bank PLC
4.415% due 04/06/2006	403,700	403,551	0.4%
National Australia Funding, Inc.
4.620% - 4.660% due 04/04/2006 - 04/10/2006 (b)	763,605	763,353	0.8%
Nordea N.A., Inc.
4.485% - 4.830% due 04/11/2006 - 06/05/2006 (b)	740,155	736,048	0.8%
UBS Finance Delaware LLC
4.415% - 4.850% due 04/03/2006 - 07/07/2006 (b)	1,532,968	1,528,190	1.6%
Westpac Capital Corp.
4.490% - 4.845% due 04/11/2006 - 06/26/2006 (b)	1,409,100	1,398,601	1.5%
Westpac Trust Securities NZ Ltd.
4.440% - 4.885% due 04/21/2006 - 06/30/2006 (b)	601,700	599,064	0.7%
Other Commercial Paper (e)		4,058,074	4.3%

		20,616,558	22.0%

10  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)	% of Net Assets
Repurchase Agreement

UBS Warburg LLC
4.480% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016 - 08/15/2027 valued at $1,313,548. Repurchase proceeds are $1,285,873.)		$1,285,400	$1,285,400	1.4%

Tri-Party Repurchase Agreement

State Street Bank
4.400% due 04/03/2006 (e) (Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $138,605. Repurchase proceeds are $135,937.)		135,887	135,887	0.1%

Total Belgium Treasury Bills (e)			32,015	0.0%

France Treasury Bills

2.320% - 2.646% due 04/06/2006 - 08/03/2006 (b)	EC	1,207,945	1,456,505	1.6%

Germany Treasury Bills

2.365% - 2.668% due 04/12/2006 - 08/16/2006 (b)		1,628,320	1,961,299	2.1%

Netherlands Treasury Bills

2.386% - 2.564% due 04/28/2006 - 07/31/2006 (b)		658,580	796,182	0.9%

Total Spain Treasury Bills (e)			101,112	0.1%

U.S. Treasury Bills

4.453% due 04/06/2006 - 06/15/2006 (b)(f)(h)(i)		$1,052,065	1,042,947	1.1%

Total Short-Term Instruments (Cost $30,730,512)			30,762,889	32.9%

Total Investments (a) (Cost $109,207,942)			$108,222,948	115.7%
Written Options (m) (Premiums $289,868)			(259,903)	(0.3%	)
Other Assets and Liabilities (Net)			(14,425,052)	(15.4%	)

Net Assets			$93,537,993	100.0%

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  11

Schedule of Investments (Cont.)

March 31, 2006

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,658,151 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	The grouping contains interest only securities.
(d)	The grouping contains a principal only security.
(e)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively as of March 31, 2006.
(f)	Securities with an aggregate market value of $507 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Principal amount of security is adjusted for inflation.
(h)	Securities with an aggregate market value of $209,340 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(i)	Securities with an aggregate market value of $689,492 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	85,017	$(89,132)
90-Day Eurodollar December Futures	Long	12/2007	32,076	(24,924)
90-Day Eurodollar December Futures	Short	12/2008	134	60
90-Day Eurodollar June Futures	Long	06/2007	80,834	(83,096)
90-Day Eurodollar June Futures	Short	06/2008	134	60
90-Day Eurodollar March Futures	Long	03/2007	137,566	(147,275)
90-Day Eurodollar March Futures	Short	03/2008	134	60
90-Day Eurodollar September Futures	Long	09/2007	58,220	(52,596)
90-Day Eurodollar September Futures	Short	09/2008	134	60
Euro-Bobl 5-Year Note Futures	Short	06/2006	34,632	23,861
Euro-Bund 10-Year Note Futures	Short	06/2006	3,000	5,228
U.S. Treasury 2-Year Note Futures	Long	06/2006	8	(2)
U.S. Treasury 5-Year Note Futures	Long	06/2006	6,897	(5,343)
U.S. Treasury 10-Year Note Futures	Long	06/2006	21,012	(17,066)
U.S. Treasury 30-Year Bond Futures	Short	06/2006	15,000	14,642
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ 95.500	Short	12/2006	3,043	(821)

				$(376,284)

12  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized/ Appreciation (Depreciation)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$619,000	$(71)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	199,000	(37)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	338,000	(64)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	50,000	0

		$(172)

(k)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(4,118)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	3,020
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		92,900	(484)
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	(3,735)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	(1,494)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	(1,794)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		54,200	(162)
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	(2,918)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	170
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	115
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	241
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	920
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(739)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		11,800,000	1,501
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(940)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(4,895)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$48,000	(643)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		565,500	(29,299)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		2,034,700	(12,537)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		137,600	(1,834)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		235,000	(14,462)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2026		38,700	(1,014)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  13

Summary Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036	$636,500	$(31,877)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	282,300	(5,795)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	190,400	(1,484)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	253,000	(13,154)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	205,300	(2,736)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	166,400	(3,413)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	187,600	(1,529)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	270,400	(15,688)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	170,700	(3,501)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	890,400	(53,807)

						$(208,085)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006	$10,000	$(176)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,500	(26)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	24,100	(85)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006	25,000	(56)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	20,000	297
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007	25,000	233
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	9,600	109
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	10,000	(153)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	78
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	131
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	594
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	(213)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006	20,000	72
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	18,300	42

14  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.350%	06/20/2006	$9,500	$91
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	13,700	(81)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	7,500	(46)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	(128)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	(114)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	03/20/2007	25,000	227
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	9,700	203
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	800	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	23,000	427
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007	10,000	138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,100	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	8,200	(129)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	50
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	6,050	(21)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	10,000	71
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	230
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	481
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	287
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%	12/20/2006	15,000	260
Deutsche Bank AG	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	200,000	(727)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	(31)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	(62)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	(36)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  15

Summary Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%		09/20/2006	$10,000	$(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%		09/20/2006	2,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	10,000	(35)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	2,700	(9)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		12/20/2006	5,600	115
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	273
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	(139)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	(108)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	481
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	50,000	(389)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	100,000	(798)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	545,300	(2,713)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%		06/20/2006	10,000	(22)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%		06/20/2006	4,800	42
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%		06/20/2006	20,000	181
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%		06/20/2006	2,000	(35)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	(17)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	(165)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%		06/20/2007	20,000	207
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	(157)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		06/20/2006	10,000	(6)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%		06/20/2006	12,000	31
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		06/20/2006	7,000	54

16  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	$19,000	$41
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	39
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	102
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	(318)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(40)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	209
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	73
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	96
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	(1,542)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(111)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	20
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	(25)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(11)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	14
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(65)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(16)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(21)
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	03/20/2007	15,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	(140)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(90)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  17

Summary Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	$7,800	$(114)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	127
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	94
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	5,900	(201)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	50,000	(503)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	(393)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	(151)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	9.150%		12/20/2006	10,000	326
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	72
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2006	10,000	20
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		06/20/2006	7,000	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%		06/20/2006	13,000	42
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2006	10,000	45
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%		06/20/2006	59,200	156
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%		09/20/2006	10,000	(49)

18  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%		09/20/2006	$9,600	$(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	12,000	(39)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	17,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	4,000	(14)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	11,400	(37)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%		09/20/2006	16,400	(41)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		09/20/2006	25,000	166
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		12/20/2006	23,000	330
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	20,000	(85)
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%		02/26/2007	103,300	186
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	396
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	135
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	(103)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	10,400	(174)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%	)	09/20/2010	1,300	(44)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  19

Summary Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	$10,000	$(426)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	49
Morgan Stanley Dean Witter & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	(373)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%		09/20/2006	10,700	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		09/20/2006	17,000	(62)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%		09/20/2006	14,000	(42)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%		09/20/2006	22,000	(81)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	12,300	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		12/20/2006	15,000	(119)
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%		03/20/2007	40,000	249
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	215
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	136
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	270
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.750%		03/20/2011	5,000	24
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%		06/20/2006	3,000	(8)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	167,500	(1,195)

							$(4,296)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

20  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

(l)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Acquisition Cost	Market Value	Market Value as a Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$645	$616	0.00%
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	2,667	2,605	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,176	1,077	0.00
UAL Equipment Trust	11.080	05/27/2006	12/28/2001	1,001	1,314	0.00
United Telecom, Inc.	6.890	07/01/2008	09/22/2003	718	689	0.00
United Telephone Co. of the Northwest	6.890	07/01/2008	05/02/2002	2,680	2,703	0.00

				$8,887	$9,004	0.00%

(m)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	5,690	$1,226	$89
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	21,273	8,051	1,330
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	2,938	679	551
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3,583	974	90
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	28,452	5,835	7,558
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	10,168	6,481	9,278
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	96,430	76,415	133,797
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	14,432	16,090	27,872
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	3,725	3,480	5,192
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	6,774	3,538	5,250
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	18,534	14,340	24,442
Put - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3,583	4,198	6,875

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$95,600	341	191
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	162,100	838	425
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	294,200	2,148	778

					$144,634	$223,718

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	118,900	$1,767	$476
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,655	12,177
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$217,000	1,508	57
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		768,000	7,296	6,083
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		546,000	3,979	5
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	313
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	673

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  21

Summary Schedule of Investments (Cont.)

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	$439,000	$4,236	$3,477
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	680,000	5,151	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	1,452,000	9,221	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	1,715,000	14,037	1,617
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	761,000	5,689	164
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	1,220,000	12,029	1,070
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	1,001,000	7,063	303
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	674,000	4,887	148
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	93,000	928	82
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	1,056,900	13,093	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	437,000	3,256	4
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006	1,007,000	6,457	219
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	500,000	4,713	479
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	90,000	1,074	61
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	978,000	12,836	3,827
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	609,000	6,779	4,823
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	393,000	2,889	111

							$145,234	$36,185

22  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

(n)	Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	168,711	05/2006	$0	$(1,844)	$(1,844)
Buy	BR	72,386	07/2006	1,156	0	1,156
Sell		72,386	07/2006	79	0	79
Buy	C$	22,531	05/2006	0	(19)	(19)
Buy	CP	18,879,274	07/2006	30	(21)	9
Sell		18,879,274	07/2006	0	(484)	(484)
Buy		31,774,486	08/2006	562	0	562
Sell		31,774,486	08/2006	0	(863)	(863)
Buy	CY	742,913	03/2007	0	(304)	(304)
Buy	EC	1,536,371	04/2006	9,276	(2,853)	6,423
Sell		1,273,697	04/2006	16,157	0	16,157
Sell		3,571,038	06/2006	39	(31,035)	(30,996)
Buy	JY	18,165,200	04/2006	0	(564)	(564)
Buy		153,404,209	05/2006	1,039	(1,970)	(931)
Sell		163,047,598	05/2006	2,237	(815)	1,422
Buy	KW	33,866,800	07/2006	360	0	360
Buy		69,962,458	08/2006	9	(208)	(199)
Buy		26,381,168	09/2006	70	0	70
Buy	MP	748,050	08/2006	0	(2,309)	(2,309)
Sell		748,050	08/2006	106	0	106
Buy		194,461	09/2006	0	(426)	(426)
Sell		194,461	09/2006	25	0	25
Sell	N$	58,583	04/2006	1,810	0	1,810
Buy	PN	55,873	05/2006	0	(446)	(446)
Sell		55,873	05/2006	8	0	8
Buy		138,675	08/2006	0	(1,043)	(1,043)
Sell		138,675	08/2006	53	(5)	48
Buy		62,553	09/2006	0	(261)	(261)
Sell		62,553	09/2006	0	(37)	(37)
Buy	PZ	118,668	05/2006	0	(531)	(531)
Sell		118,668	05/2006	0	(262)	(262)
Buy		57,120	08/2006	0	(378)	(378)
Sell		57,120	08/2006	0	(147)	(147)
Buy		60,986	09/2006	0	(113)	(113)
Sell		60,986	09/2006	0	(154)	(154)
Buy	RP	756,651	05/2006	369	0	369
Buy		730,634	08/2006	2	0	2
Buy		1,199,042	09/2006	127	0	127
Buy	RR	441,804	07/2006	166	0	166
Buy		1,834,554	08/2006	1,041	0	1,041
Buy		564,420	09/2006	0	(40)	(40)
Buy	S$	28,025	04/2006	159	0	159
Buy		26,132	07/2006	48	0	48
Buy		74,996	08/2006	348	0	348
Buy		29,795	09/2006	74	0	74
Buy	SR	13,046	05/2006	0	(16)	(16)
Sell		13,046	05/2006	0	(51)	(51)
Buy		137,665	08/2006	0	(231)	(231)
Sell		137,665	08/2006	0	(537)	(537)
Buy	SV	522,297	08/2006	0	(94)	(94)
Sell		522,297	08/2006	0	(208)	(208)

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  23

Summary Schedule of Investments (Cont.)

March 31, 2006

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SV	2,182,256	09/2006	$170	$(26)	$144
Sell		2,182,256	09/2006	0	(880)	(880)
Buy	T$	1,813,391	08/2006	0	(381)	(381)
Buy		577,873	09/2006	0	(78)	(78)

				$35,520	$(49,634)	$(14,114)

24  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Financial Highlights

Class D Shares Selected Per Share Data for the Year Ended:	03/31/2006	03/31/2005	03/31/2004	03/31/2003	03/31/2002
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52

Net Investment Income(a)	0.40	0.23	0.26	0.40	0.50

Net Realized/Unrealized Gain (Loss) on Investments(a)	(0.16)	(0.04)	0.36	0.76	0.20

Total Income from Investment Operations	0.24	0.19	0.62	1.16	0.70

Dividends from Net Investment Income	(0..38)	(0.23)	(0.29)	(0.43)	(0.51)

Distributions from Net Realized Capital Gains	(0.08)	(0.33)	(0.18)	(0.35)	(0.30)

Tax Basis Return of Capital	(0.02)	0.00	0.00	0.00	0.00

Total Distributions	(0.48)	(0.56)	(0.47)	(0.78)	(0.81)

Net Asset Value End of Period	$10.33	$10.57	$10.94	$10.79	$10.41

Total Return	2.32%	1.75%	5.86%	11.41%	6.81%

Net Assets End of Period (000s)	$3,337,931	$2,426,460	$1,871,253	$1,569,250	$648,596

Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of Net Investment Income to Average Net Assets	3.78%	2.10%	2.37%	3.76%	4.71%

Portfolio Turnover Rate	325%	470%	273%	234%	445%

(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  25

Statement of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$108,222,948
Cash	37,303
Foreign currency, at value	182,300
Receivable for investments sold	17,612,554
Receivable for Fund shares sold	562,763
Interest and dividends receivable	387,116
Variation margin receivable	15,106
Swap premiums paid	19,153
Unrealized appreciation on forward foreign currency contracts	35,520
Unrealized appreciation on swap agreements	15,368
Other assets	2

127,090,133

Liabilities:
Payable for investments purchased	$32,267,630
Payable for investments purchased on delayed-delivery basis	277,868
Written options outstanding	259,903
Payable for Fund shares redeemed	273,549
Dividends payable	51,946
Accrued investment advisory fee	21,122
Accrued administration fee	18,318
Accrued distribution fee	6,725
Accrued servicing fee	4,046
Variation margin payable	6,958
Swap premiums received	86,520
Unrealized depreciation on forward foreign currency contracts	49,634
Unrealized depreciation on swap agreements	227,749
Unrealized depreciation on forward volatility options	172

33,552,140

Net Assets	$93,537,993

Net Assets Consist of:
Paid in capital	$95,367,821
(Overdistributed) net investment income	(134,769)
Accumulated undistributed net realized (loss)	(136,350)
Net unrealized (depreciation)	(1,558,709)

$93,537,993

Net Assets:
Class D	$3,337,931
Other Classes	90,200,062

Shares Issued and Outstanding:
Class D	323,278

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$10.33

Cost of Investments Owned	$109,207,942

Cost of Foreign Currency Held	$182,108

Premiums Received on Written Options	$289,868

26  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Statement of Operations

Year Ended March 31, 2006

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$4,004,217
Dividends	53
Miscellaneous income	2,267

Total Income	4,006,537

Expenses:
Investment advisory fees	222,664
Administration fees	194,066
Servicing fees – Class D	7,357
Distribution and/or servicing fees – Other Classes	115,797
Trustees’ fees	208
Miscellaneous expense	126

Total Expenses	540,218

Net Investment Income	3,466,319

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	275,897
Net realized (loss) on futures contracts, options and swaps	(296,408)
Net realized gain on foreign currency transactions	83,364
Net change in unrealized (depreciation) on investments	(1,334,760)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(215,299)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(57,670)

Net (Loss)	(1,544,876)

Net Increase in Net Assets Resulting from Operations	$1,921,443

See accompanying notes  |  03.31.06  |  PIMCO Total Return Fund Annual Report  27

Statements of Changes in Net Assets

Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations
Net investment income	$3,466,319	$1,701,739
Net realized gain	62,853	1,447,098
Net change in unrealized (depreciation)	(1,607,729)	(1,748,337)

Net increase resulting from operations	1,921,443	1,400,500

Distributions to Shareholders:
From net investment income
Class D	(107,889)	(44,399)
Other Classes	(3,274,054)	(1,707,954)
From net realized capital gains
Class D	(24,294)	(65,059)
Other Classes	(686,598)	(2,274,376)
Tax basis return of Capital
Class D	(4,486)	0
Other Classes	(131,284)	0

Total Distributions	(4,228,605)	(4,091,788)

Fund Share Transactions
Receipts for shares sold
Class D	1,666,331	1,120,925
Other Classes	27,771,309	21,267,129
Issued as reinvestment of distributions
Class D	121,558	97,542
Other Classes	3,523,499	3,424,126
Cost of shares redeemed
Class D	(792,473)	(588,346)
Other Classes	(17,839,123)	(17,442,542)
Net increase resulting from Fund share transactions	14,451,101	7,878,834
Fund Redemption Fee	771	516

Total Increase in Net Assets	12,144,710	5,188,062

Net Assets:
Beginning of period	81,393,283	76,205,221

End of period*	$93,537,993	$81,393,283

* Including undistributed (overdistributed) net investment income of:	$(134,769)	$31,758

28  PIMCO Total Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class D of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

03.31.06  |  PIMCO Total Return Fund Annual Report  29

Notes to Financial Statements (Cont.)

March 31, 2006

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

30  PIMCO Total Return Fund Annual Report  |  03.31.06

Non-U.S. currency symbols utilized throughout report are defined as follows:

BP	–	British Pound
BR	–	Brazilian Real
C$	–	Canadian Dollar
CP	–	Chilean Peso
CY	–	Chinese Yuan Renminbi
EC	–	Euro
JY	–	Japanese Yen
KW	–	South Korean Won
MP	–	Mexican Peso
N$	–	New Zealand Dollar
PN	–	Peruvian New Sol
PZ	–	Polish Zloty
RP	–	Indian Rupee
RR	–	Russian Ruble
S$	–	Singapore Dollar
SR	–	South African Rand
SV	–	Slovakian Koruna
T$	–	Taiwan Dollar

Forward Currency Transactions. The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

03.31.06  |  PIMCO Total Return Fund Annual Report  31

Notes to Financial Statements (Cont.)

March 31, 2006

Loan Participations and Assignments. The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2006, the Fund had unfunded commitments of $769,480.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. The Fund may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statement of Assets and Liabilities.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

32  PIMCO Total Return Fund Annual Report  |  03.31.06

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. The Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund is included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

03.31.06  |  PIMCO Total Return Fund Annual Report  33

Notes to Financial Statements (Cont.)

March 31, 2006

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class (%)	Administrative Class (%)	A, B and C Classes (%)	Class D (%)	Class R (%)
0.18	0.18	0.40	0.25	0.40

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

34  PIMCO Total Return Fund Annual Report  |  03.31.06

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $8,424,890 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$234,670,240	$200,807,100	$24,568,404	$12,973,169

5. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$223,211	$0

03.31.06  |  PIMCO Total Return Fund Annual Report  35

Notes to Financial Statements (Cont.)

March 31, 2006

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in BP		Notional Amount in JY		Premium
Balance at 03/31/2005	127,679	$2,400	BP	0	JY	0	$61,651
Sales	622,449	16,482,500		1,893,000		198,000,000	402,628
Closing Buys	(69,389)	(658,100)		0		(198,000,000)	(31,260)
Expirations	(447,917)	(2,400)		0		0	(139,443)
Exercised	(17,240)	0		0		0	(3,708)

Balance at 03/31/2006	215,582	$15,824,400	BP	1,893,000	JY	0	$289,868

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	157,165	$1,666,331	104,257	$1,120,925
Other Classes	2,619,419	27,771,309	1,979,350	21,267,129
Issued as reinvestment of distributions
Class D	11,513	121,558	9,109	97,542
Other Classes	333,482	3,523,499	319,708	3,424,126
Cost of shares redeemed
Class D	(74,868)	(792,473)	(54,936)	(588,346)
Other Classes	(1,684,836)	(17,839,123)	(1,625,534)	(17,442,542)

Net increase resulting from Fund share transactions	1,361,875	$14,451,101	731,954	$7,878,834

8. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses	Post-October Deferral(3)
$0	$0	$(1,093,088)	$(131,551)	$0	$(605,189)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

36  PIMCO Total Return Fund Annual Report  |  03.31.06

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(4)
$109,247,457	$587,721	$(1,612,230)	$(1,024,509)

(4)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2006			March 31, 2005
Ordinary Income Distributions(5)	Long-Term Capital Gain Distributions	Return of Capital(6)	Ordinary Income Distributions(5)	Long-Term Capital Gain Distributions	Return of Capital
$4,090,974	$1,861	$135,770	$2,802,092	$1,289,696	$0

(5)	Includes short-term capital gains.
(6)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in-capital to more appropriately conform financial accounting to tax accounting.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has

03.31.06  |  PIMCO Total Return Fund Annual Report  37

Notes to Financial Statements (Cont.)

March 31, 2006

not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

38  PIMCO Total Return Fund Annual Report  |  03.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments , and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Total Return Fund, one of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class D shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

03.31.06  |  PIMCO Total Return Fund Annual Report  39

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amount of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amount of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.00%	0.00%	$2,968,953	$278,641

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

40  PIMCO Total Return Fund Annual Report  |  03.31.06

Management of the Trust (unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660. The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.06  |  PIMCO Total Return Fund Annual Report  41

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

42  PIMCO Total Return Fund Annual Report  |  03.31.06

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ054AR_14910

Annual Report
MARCH 31, 2006	PIMCO Funds

PIMCO Real Return Fund

Share Classes	Contents

A B C	Chairman’s Letter	3
	Important Information About the Real Return Fund	4–5
	Management Review	6
	Performance Summary	7
	Schedule of Investments	8–19
	Financial Highlights	20–22
	Statement of Assets and Liabilities	23
	Statement of Operations	24
	Statements of Changes in Net Assets	25
	Notes to Financial Statements	26–35
	Report of Independent Registered Public Accounting Firm	36
	Federal Income Tax Information	37
	Management of the Trust	38-39

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Real Return Fund Annual Report  3

Important Information About the Real Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund includes the A share class. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 3.5% in the first year to 0% after the fifth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, emerging markets risk, derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4  PIMCO Real Return Fund Annual Report  |  03.31.06

Important Information (cont.)

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Real Return Fund Annual Report  5

Management Review	Ticker Symbol: Class A: PRTNX Class B: PRRBX Class C: PRTCX

•	The Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 7.15 years on March 31, 2006, compared to a duration of 7.21 years for the benchmark.

•	The Fund’s above-index duration for the period detracted slightly due to rising real yields for the period.

•	The Fund’s emphasis on European nominal bonds for the first half of the period was positive, as nominal yields in Europe fell more than in the U.S.

•	Modest exposure to emerging market bonds was positive to performance as spreads on emerging market bonds narrowed relative to treasuries. The spread on the EMBI Global Bond Index narrowed 1.82% relative to the ten-year U.S. Treasury.

6  PIMCO Real Return Fund Annual Report  |  03.31.06

PIMCO Real Return Fund Performance Summary

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (01/29/97)
PIMCO Real Return Fund Class A	0.35%	7.08%	—	7.34%
PIMCO Real Return Fund Class A (adjusted)	-2.66%	6.43%	—	6.98%
PIMCO Real Return Fund Class B	-0.40%	6.28%	—	6.73%
PIMCO Real Return Fund Class B (adjusted)	-5.14%	5.96%	—	6.73%
PIMCO Real Return Fund Class C (adjusted)	-1.10%	6.54%	—	6.80%
Lehman Brothers U.S. TIPS Index	0.86%	7.24%	—	6.84%
Lipper Treasury Inflation Protected Securities Fund Average	0.17%	6.06%	—	5.92%

†	The Fund began operations on 01/29/97. Index comparison began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$975.72	$972.07	$973.29	$1,020.44	$1,016.69	$1,017.95
Expenses Paid During Period	$4.44	$8.13	$6.89	$4.54	$8.31	$7.05

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Real Return A	PIMCO Real Return B	PIMCO Real Return C	Lehman Brothers U.S. TIPS Index
01/31/1997	9,700	10,000	10,000	10,000
02/28/1997	9,735	10,029	10,032	10,033
03/31/1997	9,651	9,927	9,928	9,896
04/30/1997	9,698	9,978	9,977	9,956
05/31/1997	9,750	10,028	10,027	10,010
06/30/1997	9,726	9,997	9,996	9,978
07/31/1997	9,841	10,110	10,108	10,072
08/31/1997	9,858	10,121	10,124	10,103
09/30/1997	9,874	10,131	10,142	10,123
10/31/1997	9,995	10,249	10,263	10,227
11/30/1997	10,044	10,293	10,309	10,284
12/31/1997	9,989	10,230	10,249	10,241
01/31/1998	10,044	10,280	10,301	10,291
02/28/1998	10,030	10,260	10,282	10,282
03/31/1998	10,047	10,274	10,298	10,277
04/30/1998	10,097	10,318	10,344	10,315
05/31/1998	10,135	10,350	10,379	10,388
06/30/1998	10,167	10,376	10,407	10,414
07/31/1998	10,242	10,446	10,479	10,463
08/31/1998	10,246	10,444	10,479	10,486
09/30/1998	10,481	10,676	10,715	10,697
10/31/1998	10,533	10,722	10,763	10,721
11/30/1998	10,514	10,697	10,739	10,710
12/31/1998	10,466	10,640	10,685	10,646
01/31/1999	10,617	10,787	10,834	10,769
02/28/1999	10,589	10,752	10,802	10,693
03/31/1999	10,649	10,806	10,859	10,689
04/30/1999	10,822	10,973	11,029	10,760
05/31/1999	10,897	11,043	11,101	10,834
06/30/1999	10,879	11,018	11,079	10,841
07/31/1999	10,894	11,029	11,090	10,835
08/31/1999	10,947	11,075	11,139	10,854
09/30/1999	10,989	11,111	11,178	10,896
10/31/1999	11,007	11,122	11,191	10,918
11/30/1999	11,088	11,198	11,269	10,984
12/31/1999	11,021	11,122	11,195	10,896
01/31/2000	11,084	11,178	11,254	10,945
02/29/2000	11,161	11,250	11,329	11,047
03/31/2000	11,494	11,578	11,662	11,369
04/30/2000	11,636	11,715	11,802	11,520
05/31/2000	11,600	11,672	11,760	11,490
06/30/2000	11,751	11,816	11,909	11,635
07/31/2000	11,840	11,899	11,994	11,734
08/31/2000	11,949	12,000	12,099	11,821
09/30/2000	12,044	12,088	12,189	11,883
10/31/2000	12,169	12,205	12,311	12,026
11/30/2000	12,344	12,372	12,484	12,201
12/31/2000	12,456	12,476	12,591	12,332
01/31/2001	12,772	12,783	12,905	12,590
02/28/2001	13,005	13,008	13,136	12,803
03/31/2001	13,102	13,097	13,229	12,926
04/30/2001	13,197	13,184	13,320	12,998
05/31/2001	13,367	13,345	13,485	13,152
06/30/2001	13,349	13,317	13,460	13,136
07/31/2001	13,562	13,522	13,670	13,355
08/31/2001	13,596	13,547	13,697	13,374
09/30/2001	13,670	13,613	13,767	13,451
10/31/2001	13,970	13,903	14,063	13,770
11/30/2001	13,649	13,574	13,732	13,464
12/31/2001	13,483	13,400	13,559	13,306
01/31/2002	13,545	13,452	13,615	13,385
02/28/2002	13,764	13,663	13,830	13,588
03/31/2002	13,655	13,547	13,715	13,504
04/30/2002	14,057	13,937	14,113	13,873
05/31/2002	14,294	14,164	14,346	14,093
06/30/2002	14,489	14,349	14,535	14,293
07/31/2002	14,707	14,557	14,749	14,528
08/31/2002	15,249	15,082	15,284	15,049
09/30/2002	15,587	15,408	15,619	15,428
10/31/2002	15,113	14,939	15,144	15,016
11/30/2002	15,154	14,969	15,177	15,005
12/31/2002	15,713	15,511	15,730	15,510
01/31/2003	15,797	15,583	15,805	15,627
02/28/2003	16,337	16,106	16,340	16,212
03/31/2003	16,041	15,805	16,037	15,949
04/30/2003	16,006	15,761	15,996	15,908
05/31/2003	16,781	16,514	16,763	16,663
06/30/2003	16,633	16,359	16,609	16,493
07/31/2003	15,845	15,572	15,814	15,731
08/31/2003	16,155	15,866	16,117	16,013
09/30/2003	16,738	16,430	16,693	16,543
10/31/2003	16,777	16,458	16,724	16,633
11/30/2003	16,787	16,459	16,728	16,643
12/31/2003	16,972	16,630	16,905	16,813
01/31/2004	17,163	16,808	17,089	17,006
02/29/2004	17,567	17,203	17,484	17,398
03/31/2004	17,842	17,473	17,752	17,677
04/30/2004	17,020	16,668	16,926	16,819
05/31/2004	17,290	16,933	17,188	17,122
06/30/2004	17,294	16,936	17,185	17,130
07/31/2004	17,482	17,121	17,364	17,290
08/31/2004	17,914	17,544	17,786	17,753
09/30/2004	17,941	17,570	17,805	17,788
10/31/2004	18,138	17,763	17,994	17,966
11/30/2004	18,151	17,776	17,999	17,923
12/31/2004	18,447	18,066	18,284	18,236
01/31/2005	18,386	18,006	18,216	18,237
02/28/2005	18,333	17,954	18,156	18,159
03/31/2005	18,377	17,997	18,192	18,176
04/30/2005	18,713	18,326	18,516	18,523
05/31/2005	18,837	18,447	18,631	18,650
06/30/2005	18,889	18,499	18,676	18,729
07/31/2005	18,527	18,144	18,308	18,336
08/31/2005	18,942	18,550	18,711	18,759
09/30/2005	18,902	18,511	18,664	18,733
10/31/2005	18,629	18,244	18,387	18,494
11/30/2005	18,610	18,226	18,361	18,526
12/31/2005	18,851	18,461	18,590	18,754
01/31/2006	18,879	18,489	18,611	18,752
02/28/2006	18,873	18,483	18,597	18,743
03/31/2006	18,443	18,061	18,165	18,332

Sector Breakdown*

U.S. Treasury Obligations	82.4%
U.S. Government Agencies	7.8%
Other	9.8%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Real Return Fund Annual Report  7

Schedule of Investments

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
6.726% due 12/20/2012	$667	$672
6.880% due 12/20/2012	13,333	13,443

Total Bank Loan Obligations (Cost $14,000)		14,115

CORPORATE BONDS & NOTES 2.9%

Banking & Finance 2.2%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	5,500	5,510
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,776
Citigroup, Inc.
4.310% due 05/02/2008	14,100	14,115
4.707% due 01/30/2009	16,200	16,207
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,518
Ford Motor Credit Co.
5.880% due 03/21/2007	20,900	20,597
5.795% due 09/28/2007	10,000	9,602
General Electric Capital Corp.
4.930% due 12/12/2008	12,700	12,707
General Motors Acceptance Corp.
5.645% due 05/18/2006	6,200	6,183
5.500% due 01/16/2007	18,400	18,112
5.550% due 07/16/2007	11,840	11,501
6.125% due 08/28/2007	870	844
Kamp Re 2005 Ltd.
10.040% due 12/14/2007 (b)	5,000	3
Parametric Re Ltd.
6.640% due 11/19/2007	11,500	11,727
8.880% due 05/19/2008	1,500	1,526
Phoenix Quake Ltd.
6.980% due 07/03/2008	50,550	51,362
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008	13,750	12,396
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	9,000	9,120
Pioneer 2002 Ltd.
10.160% due 06/15/2006	500	501
10.910% due 06/15/2006	1,400	1,412
12.410% due 06/15/2006	5,000	5,021
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,025
Rabobank Nederland
4.640% due 01/15/2009	11,300	11,306
Residential Reinsurance Ltd.
9.770% due 06/08/2006	17,600	17,319
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,817

8  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Vita Capital Ltd.
5.880% due 01/01/2007	$34,200	$34,231
5.930% due 01/01/2010	5,000	4,897

		317,335

Industrials 0.6%

El Paso Corp.
7.625% due 08/16/2007	1,800	1,841
6.950% due 12/15/2007	1,500	1,519
General Electric Co.
4.910% due 12/09/2008	6,000	6,002
HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,366
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,540
8.625% due 02/01/2022	6,900	8,159
9.500% due 09/15/2027	14,850	19,045
Weyerhaeuser Co.
6.125% due 03/15/2007	521	523

		80,995

Utilities 0.1%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,215
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,711

		16,926

Total Corporate Bonds & Notes (Cost $417,015)		415,256

MUNICIPAL BONDS & NOTES 0.6%

California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023	3,495	3,530
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.616% due 01/01/2036	930	952
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (f)	1,570	1,617
Connecticut State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 03/01/2013	1,715	1,831
Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,652
District of Columbia Tobacco Settlement Financing Corporations Revenue Notes, Series 2001
6.250% due 05/15/2024	9,105	9,679
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,096
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	25,000	27,266
6.625% due 06/01/2040	380	423
6.750% due 06/01/2039	1,445	1,627

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  9

Schedule of Investments (Cont.)

March 31, 2006

	Principal Amount (000s)	Value (000s)
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	$3,020	$3,041
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,121
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,133
New Hampshire State Municipal Bond Bank Revenue Notes, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	854
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,437
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,543
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038	1,570	1,600
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (General Obligation of Authority Insured), Series 2002
5.000% due 11/15/2032	5,000	5,136
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	740	773
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023	750	784
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Notes, Series 2002
5.000% due 01/01/2031	4,000	4,131
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026	420	459

Total Municipal Bonds & Notes (Cost $82,439)		89,685

U.S. GOVERNMENT AGENCIES 10.9%

Fannie Mae
4.666% due 04/01/2035	1,651	1,641
4.688% due 05/01/2035	2,171	2,132
4.818% due 09/01/2044 - 10/01/2044 (d)	14,649	14,730
4.948% due 03/25/2036	6,750	6,761
5.000% due 06/25/2027 - 05/11/2036 (d)	146,617	140,031
5.500% due 02/01/2033 - 05/11/2036 (d)	1,355,272	1,322,667
5.983% due 10/01/2031	840	859
Federal Housing Administration
7.430% due 12/01/2020	104	104

10  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Freddie Mac
4.818% due 10/25/2044	$21,645	$21,781
5.000% due 01/15/2024	9,034	8,990
5.098% due 09/25/2031	3,456	3,458
5.099% due 12/15/2030	9,114	9,150
6.500% due 01/25/2028	90	91
7.000% due 10/15/2030	448	450
Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031 (d)	1,621	1,686
Housing Urban Development
5.530% due 08/01/2020	6,000	5,923

Total U.S. Government Agencies (Cost $1,550,168)		1,540,454

U.S. TREASURY OBLIGATIONS 115.3%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (h)	280,873	283,967
3.625% due 01/15/2008	1,547,812	1,590,559
3.875% due 01/15/2009	1,009,102	1,056,799
4.250% due 01/15/2010	1,026,339	1,103,034
0.875% due 04/15/2010	961,274	910,808
3.500% due 01/15/2011	791,694	837,124
3.375% due 01/15/2012	64,159	68,043
3.000% due 07/15/2012	1,598,087	1,665,818
1.875% due 07/15/2013	787,037	764,503
2.000% due 01/15/2014	1,354,618	1,322,500
2.000% due 07/15/2014	789,951	770,665
1.625% due 01/15/2015	471,831	445,420
1.875% due 07/15/2015	711,449	684,437
2.000% due 01/15/2016	49,059	47,605
2.375% due 01/15/2025	1,144,716	1,150,753
2.000% due 01/15/2026	483,948	458,768
3.625% due 04/15/2028	1,189,398	1,462,402
3.875% due 04/15/2029	998,401	1,281,697
3.375% due 04/15/2032	93,068	114,677
U.S. Treasury Bonds
8.875% due 08/15/2017	12,100	16,160
6.250% due 08/15/2023	600	681
7.625% due 02/15/2025	100	131
6.625% due 02/15/2027	23,700	28,429
4.500% due 02/15/2036	60,200	56,503
U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,283
2.250% due 02/15/2007	100	98
3.750% due 03/31/2007	36,200	35,818
3.875% due 09/15/2010	109,090	104,969
4.000% due 11/15/2012	6,000	5,713
4.250% due 11/15/2013	4,400	4,227
4.250% due 11/15/2014	2,600	2,486
4.125% due 05/15/2015	9,000	8,507
4.500% due 11/15/2015	1,900	1,844

Total U.S. Treasury Obligations (Cost $16,478,089)		16,286,428

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  11

Schedule of Investments (Cont.)

March 31, 2006

	Principal Amount (000s)	Value (000s)
MORTGAGE-BACKED SECURITIES 1.1%

Banc of America Funding Corp.
4.626% due 02/20/2036	$52,263	$51,408
Bear Stearns Adjustable Rate Mortgage Trust
4.696% due 11/25/2030	722	722
4.699% due 01/25/2034	5,613	5,523
4.830% due 01/25/2034	3,274	3,226
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	3,702	3,689
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035	17,675	17,743
GSR Mortgage Loan Trust
4.541% due 09/25/2035	41,137	40,220
Harborview Mortgage Loan Trust
5.116% due 06/20/2035	3,007	3,014
5.016% due 03/19/2037	2,994	2,997
Mellon Residential Funding Corp.
5.266% due 10/20/2029	599	604
5.189% due 12/15/2030	1,070	1,070
Washington Mutual, Inc.
4.597% due 02/27/2034	4,500	4,419
5.078% due 11/25/2045	14,846	14,881

Total Mortgage-Backed Securities (Cost $150,447)		149,516

ASSET-BACKED SECURITIES 1.4%

AAA Trust
4.681% due 11/26/2035	2,536	2,541
Argent Securities, Inc.
4.938% due 10/25/2035	490	490
4.918% due 11/25/2035	2,823	2,826
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036	5,214	5,217
5.268% due 03/25/2043	279	279
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	2,720	2,722
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	6,400	6,392
EQCC Home Equity Loan Trust
5.026% due 03/20/2030	17	17
Equity One ABS, Inc.
5.118% due 04/25/2034	621	623
FBR Securitization Trust
4.938% due 09/25/2035	676	676
First NLC Trust
4.938% due 02/25/2036	16,139	16,149
GSAMP Trust
4.938% due 12/25/2035	8,271	8,272
GSR Mortgage Loan Trust
4.918% due 11/25/2030	6,509	6,513
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036	5,907	5,910

12  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035	$6,967	$6,973
4.908% due 01/25/2036	9,514	9,520
4.889% due 04/25/2036	17,900	17,900
Mastr Asset-Backed Securities Trust
4.651% due 01/25/2036	4,889	4,892
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037	11,222	11,222
Morgan Stanley Capital I
4.822% due 03/25/2036	13,000	13,008
Park Place Securities, Inc.
4.928% due 09/25/2035	2,754	2,756
Quest Trust
4.998% due 03/25/2035	472	472
Residential Asset Securities Corp.
5.118% due 01/25/2034	258	258
4.918% due 10/25/2035	1,315	1,316
4.918% due 11/25/2035	7,003	7,008
4.450% due 01/25/2036	5,955	5,960
4.898% due 01/25/2036	11,430	11,437
4.854% due 04/25/2036	3,500	3,503
Residential Funding Mortgage Securities II, Inc.
4.958% due 09/25/2035	1,096	1,097
SACO I, Inc.
4.928% due 11/25/2020	2,639	2,640
4.928% due 07/25/2035	5,101	5,104
SLM Student Loan Trust
4.653% due 04/25/2014	1,103	1,104
4.633% due 01/26/2015	5,333	5,329
Soundview Home Equity Loan Trust
4.928% due 05/25/2035	768	768
4.918% due 12/25/2035	6,127	6,132
4.888% due 02/25/2036	5,157	5,160
4.910% due 04/25/2036	2,100	2,101
Specialty Underwriting & Residential Finance
4.650% due 12/25/2036	11,209	11,216
Structured Asset Securities Corp.
4.918% due 08/25/2035	5,206	5,210
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035	64	64

Total Asset-Backed Securities (Cost $200,682)		200,777

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.188% due 04/15/2006	1,224	1,213
5.250% due 04/15/2009	2,512	2,513
5.250% due 04/15/2012	382	383
Mexico Government International Bond
6.375% due 01/16/2013	7,493	7,699
Russia Government International Bond
10.000% due 06/26/2007	7,000	7,384

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  13

Schedule of Investments (Cont.)

March 31, 2006

	Shares		Value (000s)
United Mexican States Value Recovery Right
0.000% due 06/30/2006		714,000	$10

Total Sovereign Issues (Cost $19,348)			19,202

	Principal Amount (000s)

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 2.5%

Canadian Government Bond
4.250% due 12/01/2021 (c)	C$	2,605	3,057
3.000% due 12/01/2036 (c)		16,496	19,016
France Government Bond
1.600% due 07/25/2011 (c)	EC	6,254	7,646
1.600% due 07/25/2015 (c)		3,079	3,738
3.150% due 07/25/2032 (c)		6,579	10,312
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		83,000	100,574
4.250% due 08/01/2014		1,700	2,117
2.150% due 09/15/2014 (c)		2,102	2,634
New Zealand Government Bond
4.500% due 02/15/2016	N$	10,000	8,355
Pylon Ltd.
4.204% due 12/18/2008	EC	20,750	25,473
6.604% due 12/18/2008		40,700	49,924
Republic of Germany
2.675% due 09/13/2006		97,130	116,253

Total Foreign Currency-Denominated Issues (Cost $340,334)			349,099

	Notional Amount (000s)

PURCHASED PUT OPTIONS (l) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	35,600	1,480

Total Purchased Put Options (Cost $1,043)			1,480

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (l) 4.9%

Commercial Paper 1.5%

Bank of England
2.456% due 05/11/2006	EC	100,000	120,871
Cox Communications, Inc.
4.720% due 07/17/2006		$18,200	17,934
Federal Home Loan Bank
4.630% due 04/03/2006		76,000	76,000

			214,805

14  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Tri-Party Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 4.875% due 09/05/2007 valued at $5,555. Repurchase proceeds are $5,447.)		$5,445	$5,445

Belgium Treasury Bills 1.4%

2.454% due 04/13/2006 - 05/11/2006 (d)	EC	161,500	195,260

France Treasury Bills 0.2%

2.368% due 04/20/2006		27,200	32,926

Germany Treasury Bills 0.8%

2.653% due 09/13/2006		92,310	109,766

Netherlands Treasury Bills 0.7%

2.469% due 05/31/2006		85,690	103,430

U.S. Treasury Bills 0.2%

4.481% due 06/01/2006 - 06/15/2006 (d)(e)(g)(h)		$31,235	30,921

Total Short-Term Instruments (Cost $685,623 )			692,553

Total Investments (a) 139.8% (Cost $19,939,188)			$19,758,565

Written Options (i) (0.0%) (Premiums $1,590)			(2,209)

Other Assets and Liabilities (Net) (39.8%)			(5,623,785)

Net Assets 100.0%			$14,132,571

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $135,441 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $1,239 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Residual Interest bond.
(g)	Securities with an aggregate market value of $4,058 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  15

Schedule of Investments (Cont.)

March 31, 2006

(h)	Securities with an aggregate market value of $22,298 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,263	$(1,492)
90-Day Eurodollar December Futures	Long	12/2007	1,838	(1,019)
90-Day Eurodollar June Futures	Long	06/2007	3,101	(2,421)
90-Day Eurodollar March Futures	Long	03/2007	1,694	(1,946)
90-Day Eurodollar March Futures	Long	03/2008	1,417	(566)
90-Day Eurodollar September Futures	Long	09/2007	3,101	(2,224)
Euro-Bund 10-Year Note June Futures	Short	06/2006	1,932	2,621
U.S. Treasury 5-Year Note June Futures	Long	06/2006	6,952	(5,600)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	6,538	(8,300)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	6,217	18,416

				$(2,531)

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	689	$364	$11
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/26/2006	885	841	1,466
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	689	385	732

				$1,590	$2,209

(j)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$179
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	(201)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	291
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	280
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	7,000	(209)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(24)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(30)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(135)
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(45)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.040%	03/15/2010	EC	50,000	15
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	19
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	116
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	206

16  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011	EC	33,900	$(122)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	(303)
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	0
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	5,891
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	745
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	82
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	56
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	875
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	230
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$197,800	4,057
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		50,950	(314)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		126,000	2,287
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		42,000	1,126
BNP Paribas Bank	1-month U.S. CPI-U	Pay	2.790%	10/07/2015		50,000	(361)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		75,500	(1,018)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		100,000	2,405
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		282,400	5,797
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		114,600	2,350
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		215,800	4,426
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		2,000	51
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		75,300	1,809
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		121,200	140
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		85,200	1,254
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		59,600	1,574

							$33,499

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$23
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	20,000	(306)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	(36)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(28)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	(38)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	17

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  17

Schedule of Investments (Cont.)

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	$2,000	$0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	(123)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	(18)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(124)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	(55)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	4
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	10
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	13
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(27)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	(105)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	(49)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(3)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	(36)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	(26)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	(52)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	8
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	28
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(27)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(10)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	37
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	(83)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(89)

18  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	$25,000	$(184)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	9,700	(65)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	5
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	(9)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	67
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	250
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	(55)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	(292)

						$(1,390)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(k)	Short sales outstanding on March 31, 2006:

Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.250	08/15/2007	$127,800	$125,187	$125,698
U.S. Treasury Note	3.375	02/15/2008	147,500	143,821	144,451
U.S. Treasury Note	3.125	09/15/2008	177,200	170,436	170,694
U.S. Treasury Note	3.625	05/15/2013	21,600	20,119	20,342
U.S. Treasury Note	4.250	08/15/2013	141,000	136,206	136,568
U.S. Treasury Note	4.750	05/15/2014	310,200	309,250	313,525

				$905,019	$911,278

*	Market value includes $8,833 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	106	05/2006	$0	$(1)	$(1)
Sell		598	05/2006	6	0	6
Sell	C$	13,985	05/2006	10	0	10
Sell	EC	677,976	04/2006	1,023	(2,302)	(1,279)
Sell		30,000	06/2006	0	(45)	(45)
Buy	JY	16,712,343	05/2006	434	0	434
Sell	N$	9,977	04/2006	308	0	308
Buy	PZ	4,834	09/2006	0	(9)	(9)
Buy	RR	40,606	09/2006	0	(3)	(3)
Buy	SV	43,453	09/2006	0	(2)	(2)

				$1,781	$(2,362)	$(581)

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  19

Financial Highlights

Class A Shares

Selected Per Share Data for the Year Ended:	03/31/2006	03/31/2005	03/31/2004	03/31/2003		03/31/2002
Net Asset Value Beginning of Period	$11.42	$11.79	$11.42	$10.29		$10.40
Net Investment Income (a)	0.49	0.36	0.33	0.44		0.31
Net Realized / Unrealized Gain (Loss) on Investments (a)	(0.44)	(0.03)	0.90	1.32		0.13
Total Income from Investment Operations	0.05	0.33	1.23	1.76		0.44
Dividends from Net Investment Income	(0.50)	(0.38)	(0.35)	(0.48)		(0.45)
Distributions from Net Realized Capital Gains	(0.15)	(0.32)	(0.51)	(0.15)		(0.10)
Total Distributions	(0.65)	(0.70)	(0.86)	(0.63)		(0.55)
Net Asset Value End of Period	$10.82	$11.42	$11.79	$11.42		$10.29
Total Return	0.35%	3.00%	11.24%	17.46%		4.22%
Net Assets End of Period (000s)	$3,428,636	$3,327,325	$2,503,472	$1,482,474		$527,616
Ratio of Net Expenses to Average Net Assets	0.90%	0.90%	0.90%	0.91	%(b)	0.90%
Ratio of Net Investment Income to Average Net Assets	4.31%	3.11%	2.85%	3.97%		3.07%
Portfolio Turnover Rate	388%	369%	308%	191%		237%

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

20  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Financial Highlights

Class B Shares

Selected Per Share Data for the Year Ended:	03/31/2006	03/31/2005	03/31/2004	03/31/2003		03/31/2002
Net Asset Value Beginning of Period	$11.42	$11.79	$11.42	$10.29		$10.40
Net Investment Income (a)	0.41	0.29	0.25	0.36		0.23
Net Realized / Unrealized Gain (Loss) on Investments (a)	(0.44)	(0.04)	0.89	1.31		0.13
Total Income from Investment Operations	(0.03)	0.25	1.14	1.67		0.36
Dividends from Net Investment Income	(0.42)	(0.30)	(0.26)	(0.39)		(0.37)
Distributions from Net Realized Capital Gains	(0.15)	(0.32)	(0.51)	(0.15)		(0.10)
Total Distributions	(0.57)	(0.62)	(0.77)	(0.54)		(0.47)
Net Asset Value End of Period	$10.82	$11.42	$11.79	$11.42		$10.29
Total Return	(0.40)%	2.23%	10.41%	16.59%		3.44%
Net Assets End of Period (000s)	$1,013,934	$1,257,959	$1,279,605	$1,019,107		$367,369
Ratio of Net Expenses to Average Net Assets	1.65%	1.65%	1.65%	1.66	%(b)	1.65%
Ratio of Net Investment Income to Average Net Assets	3.67%	2.51%	2.18%	3.21%		2.21%
Portfolio Turnover Rate	388%	369%	308%	191%		237%

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  21

Financial Highlights

Class C Shares

Selected Per Share Data for the Year Ended:	03/31/2006	03/31/2005	03/31/2004	03/31/2003		03/31/2002
Net Asset Value Beginning of Period	$11.42	$11.79	$11.42	$10.29		$10.40
Net Investment Income (a)	0.44	0.31	0.27	0.38		0.25
Net Realized / Unrealized Gain (Loss) on Investments (a)	(0.45)	(0.03)	0.90	1.32		0.13
Total Income from Investment Operations	(0.01)	0.28	1.17	1.70		0.38
Dividends from Net Investment Income	(0.44)	(0.33)	(0.29)	(0.42)		(0.39)
Distributions from Net Realized Capital Gains	(0.15)	(0.32)	(0.51)	(0.15)		(0.10)
Total Distributions	(0.59)	(0.65)	(0.80)	(0.57)		(0.49)
Net Asset Value End of Period	$10.82	$11.42	$11.79	$11.42		$10.29
Total Return	(0.15)%	2.48%	10.69%	16.88%		3.70%
Net Assets End of Period (000s)	$2,188,960	$2,451,603	$2,088,573	$1,464,288		$516,693
Ratio of Net Expenses to Average Net Assets	1.40%	1.40%	1.40%	1.41	%(b)	1.40%
Ratio of Net Investment Income to Average Net Assets	3.88%	2.67%	2.39%	3.44%		2.47%
Portfolio Turnover Rate	388%	369%	308%	191%		237%

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.40%.

22  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Statement of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts
Assets:
Investments, at value	$19,758,565
Cash	16,276
Foreign currency, at value	11,140
Receivable for investments sold	526,033
Receivable for investments sold on delayed-delivery basis	993,835
Receivable for Fund shares sold	39,394
Interest and dividends receivable	137,640
Variation margin receivable	1,351
Swap premiums paid	17,704
Unrealized appreciation on forward foreign currency contracts	1,781
Unrealized appreciation on swap agreements	36,784

21,540,503

Liabilities:
Payable for investments purchased	$1,952,032
Payable for investments purchased on delayed-delivery basis	4,451,263
Payable for short sales	911,278
Written options outstanding	2,209
Payable for Fund shares redeemed	52,397
Dividends payable	1,525
Accrued investment advisory fee	3,251
Accrued administration fee	4,047
Accrued distribution fee	1,827
Accrued servicing fee	1,808
Variation margin payable	1
Swap premiums received	16,161
Unrealized depreciation on forward foreign currency contracts	2,362
Unrealized depreciation on swap agreements	4,675
Other liabilities	3,096

7,407,932

Net Assets	$14,132,571

Net Assets Consist of:
Paid in capital	$14,510,978
Undistributed net investment income	35,022
Accumulated undistributed net realized (loss)	(260,627)
Net unrealized (depreciation)	(152,802)

$14,132,571

Net Assets:
Class A	$3,428,636
Class B	1,013,934
Class C	2,188,960
Other Classes	7,501,041
Shares Issued and Outstanding:
Class A	316,929
Class B	93,724
Class C	202,339
Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$10.82
Class B	10.82
Class C	10.82

Cost of Investments Owned	$19,939,188

Cost of Foreign Currency Held	$11,182

Proceeds Received on Short Sales	$905,019

Premiums Received on Written Options	$1,590

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  23

Statement of Operations

Year Ended March 31, 2006

Amounts in thousands
Investment Income:
Interest	$773,536
Dividends	542
Miscellaneous income	37

Total Income	774,115

Expenses:
Investment advisory fees	37,206
Administration fees	46,817
Distribution fees–Class B	8,828
Distribution fees–Class C	12,400
Servicing fees–Class A	8,965
Servicing fees–Class B	2,943
Servicing fees–Class C	6,200
Distribution and/or servicing fees–Other Classes	5,591
Trustees’ fees	35
Interest expense	305
Miscellaneous expense	21

Total Expenses	129,311

Net Investment Income	644,804

Net Realized and Unrealized Gain (Loss):

Net realized (loss) on investments	(44,085)
Net realized gain on futures contracts, options and swaps	102,647
Net realized gain on foreign currency transactions	7,898
Net change in unrealized (depreciation) on investments	(607,884)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(53,619)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,082

Net (Loss)	(593,961)

Net Increase in Net Assets Resulting from Operations	$50,843

24  PIMCO Real Return Fund Annual Report  |  03.31.06  |  See accompanying notes

Statements of Changes in Net Assets

Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations
Net investment income	$644,804	$379,063
Net realized gain	66,460	146,066
Net change in unrealized (depreciation)	(660,421)	(139,091)

Net increase resulting from operations	50,843	386,038

Distributions to Shareholders:
From net investment income
Class A	(157,695)	(91,175)
Class B	(43,818)	(32,950)
Class C	(97,844)	(60,717)
Other Classes	(360,756)	(206,746)
From net realized capital gains
Class A	(48,316)	(82,712)
Class B	(15,096)	(35,368)
Class C	(32,825)	(62,676)
Other Classes	(101,268)	(169,661)

Total Distributions	(857,618)	(742,005)

Fund Share Transactions
Receipts for shares sold
Class A	1,423,000	1,612,876
Class B	45,526	178,089
Class C	529,635	838,729
Other Classes	3,408,970	3,499,054
Issued as reinvestment of distributions
Class A	151,350	129,296
Class B	40,127	47,227
Class C	84,583	82,350
Other Classes	420,796	345,380
Cost of shares redeemed
Class A	(1,275,017)	(838,084)
Class B	(269,479)	(208,160)
Class C	(745,095)	(491,377)
Other Classes	(3,074,725)	(1,742,993)
Net increase resulting from Fund share transactions	739,671	3,452,387
Fund Redemption Fee	105	194

Total Increase (Decrease) in Net Assets	(66,999)	3,096,614

Net Assets
Beginning of period	14,199,570	11,102,956

End of period *	$14,132,571	$14,199,570

* Including undistributed net investment income of:	$35,022	$32,717

See accompanying notes  |  03.31.06  |  PIMCO Real Return Fund Annual Report  25

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on

26  PIMCO Real Return Fund Annual Report  |  03.31.06

non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

03.31.06  |  PIMCO Real Return Fund Annual Report  27

Notes to Financial Statements (Cont.)

March 31, 2006

Non-U.S. currency symbols utilized throughout report are defined as follows:

BP	– British Pound	PZ	– Polish Zloty
C$	– Canadian Dollar	RR	– Russian Ruble
EC	– Euro	SK	– Swedish Krona
JY	– Japanese Yen	SV	– Slovakian Koruna
N$	– New Zealand Dollar

Forward Currency Transactions. The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

28  PIMCO Real Return Fund Annual Report  |  03.31.06

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. The Fund may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statement of Assets and Liabilities.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. The Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s

03.31.06  |  PIMCO Real Return Fund Annual Report  29

Notes to Financial Statements (Cont.)

March 31, 2006

perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund is included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

30  PIMCO Real Return Fund Annual Report  |  03.31.06

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class(%)	Administrative Class(%)	A, B and C Classes(%)	Class D(%)	Class R(%)
0.20	0.20	0.40	0.40	0.40

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange.)

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee(%)	Servicing Fee(%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.50	0.25
Class D	—	0.25
Class R	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $9,159,127 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and

03.31.06  |  PIMCO Real Return Fund Annual Report  31

Notes to Financial Statements (Cont.)

March 31, 2006

expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$70,267,047	$67,502,639	$1,534,937	$1,495,857

5. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$408	$213,402

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	10,512	$400,000	$8,091
Sales	42,217	479,000	10,999
Closing Buys	(33,905)	(879,000)	(13,414)
Expirations	(11,342)	0	(2,222)
Exercised	(5,219)	0	(1,864)

Balance at 03/31/2006	2,263	$0	$1,590

32  PIMCO Real Return Fund Annual Report  |  03.31.06

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	125,712	$1,423,000	140,895	$1,612,876
Class B	4,012	45,526	15,632	178,089
Class C	46,614	529,635	73,251	838,729
Other Classes	302,028	3,408,970	306,046	3,499,054
Issued as reinvestment of distributions
Class A	13,438	151,350	11,319	129,296
Class B	3,560	40,127	4,137	47,227
Class C	7,507	84,583	7,212	82,350
Other Classes	37,359	420,796	30,233	345,380
Cost of shares redeemed
Class A	(113,456)	(1,275,017)	(73,369)	(838,084)
Class B	(23,956)	(269,479)	(18,220)	(208,160)
Class C	(66,367)	(745,095)	(43,069)	(491,377)
Other Classes	(272,965)	(3,074,725)	(153,150)	(1,742,993)

Net increase resulting from Fund share transactions	63,486	$739,671	300,917	$3,452,387

8. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Net Tax Basis Undistributed Long-Term Capital Gains	Other Unrealized Appreciation/ (Depreciation)(1)	Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses	Post-October Deferral(3)
$48,157	$341	$(367,474)	$(25,397)	$0	$(34,034)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

03.31.06  |  PIMCO Real Return Fund Annual Report  33

Notes to Financial Statements (Cont.)

March 31, 2006

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(4)
$20,160,642	$170,213	$(572,290)	$(402,077)

(4)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2006			March 31, 2005
Ordinary Income Distributions(5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions(5)	Long-Term Capital Gain Distributions	Return of Capital
$764,118	$93,500	$0	$691,601	$50,404	$0

(5)	Includes short-term capital gains.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

34  PIMCO Real Return Fund Annual Report  |  03.31.06

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders–including certain Funds–were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

03.31.06  |  PIMCO Real Return Fund Annual Report  35

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Real Return Fund, one of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

36  PIMCO Real Return Fund Annual Report  |  03.31.06

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amount of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amount of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.07%	0.05%	$604,709	$34,292

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

03.31.06  |  PIMCO Real Return Fund Annual Report  37

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

38  PIMCO Real Return Fund Annual Report  |  03.31.06

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President -Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees

03.31.06  |  PIMCO Real Return Fund Annual Report  39

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

AZ689AR_14909

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

Annual Report	Strategic Markets Funds
March 31, 2006

All Asset Fund

Share Classes	All Asset All Authority Fund

Institutional and Administrative	CommodityRealReturn Strategy Fund®

European StocksPLUS® TR Strategy Fund

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Fundamental IndexPLUS Fund

Fundamental IndexPLUS TR Fund

International StocksPLUS® TR Strategy Fund

Japanese StocksPLUS® TR Strategy Fund

Real Return Asset Fund

RealEstateRealReturn Strategy Fund

StocksPLUS® Total Return Fund

StocksPLUS® TR Short Strategy Fund

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

The Annual Reports for other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the PIMCO Funds Annual Report for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion. New funds added during the fiscal year include the Fundamental IndexPLUS and Fundamental IndexPLUS TR Funds. These innovative offerings provide our shareholders with access to new and alternative markets and continue to contribute to our growth.

In the fixed-income markets for the twelve-month period ended March 31, 2006:

•	The Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%;

•	The Federal Reserve continued its rate tightening cycle, increasing the Federal Funds Rate by quarter of a percent increments from 2.75% to 4.75% over this period;

•	The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%; and,

•	While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of the primary factors that affected performance during the fiscal year.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. Additionally, you are invited to visit our web site at www.pimcofunds.com or our investment manager’s web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2006

3.31.06  |  PIMCO Funds Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The use of derivative and commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. Derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and the All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): All Asset Fund (12/02) and CommodityRealReturn Strategy Fund® (02/03). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2  PIMCO Funds Annual Report  |  3.31.06

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from October 1, 2005 to March 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

3.31.06  |  PIMCO Funds Annual Report  3

Benchmark Descriptions

Index	Description
Consumer Price Index + 500 Basis Points	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The additional benchmarks are provided as a measure for the investor to assess how the Investment Manager is adding additional value to the portfolio.

Consumer Price Index + 650 Basis Points	The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The additional benchmarks are provided as a measure for the investor to assess how the Investment Manager is adding additional value to the portfolio.

Dow Jones - AIG Commodity Total Return Index	Dow Jones - AIG Commodity Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest in such an unmanaged index.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization- weighted index of 50 European blue - chips stocks from those countries participating in the EMU (European Monetary Union).

Inverse of S&P 500	Inverse of S&P 500 is the negative equivalent of the return of the S&P 500 index. It is not possible to invest in such an unmanaged index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities with maturities of over 10 years. It is not possible to invest directly in such an unmanaged index.

MSCI All Country Far East (ex-Japan) Hedged USD Index	MSCI All Country Far East (ex-Japan) Hedged USD is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in such an unmanaged index.

MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD Index	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest in such an unmanaged index.

MSCI Japan Hedged USD Index	MSCI Japan Hedged USD is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in such an unmanaged index.

S&P 500 Index	The S&P 500 Index is an unmanaged index of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also a proxy for the total market.

4  PIMCO Funds Annual Report  |  3.31.06

PIMCO All Asset Fund

Institutional Class      PAAIX

Administrative Class PAALX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	All Asset Fund Institutional Class	Lehman Brothers U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis points
07/31/2002	5,000,000	5,000,000	5,000,000
08/31/2002	5,240,000	5,120,500	5,031,938
09/30/2002	5,279,692	5,246,462	5,064,056
10/31/2002	5,259,636	5,181,659	5,093,554
11/30/2002	5,405,041	5,134,163	5,120,399
12/31/2002	5,597,521	5,276,170	5,147,379
01/31/2003	5,638,453	5,318,895	5,185,834
02/28/2003	5,873,815	5,477,902	5,238,750
03/31/2003	5,753,321	5,448,133	5,277,726
04/30/2003	5,835,292	5,435,917	5,282,497
05/31/2003	6,163,175	5,596,632	5,304,508
06/30/2003	6,110,876	5,585,396	5,335,291
07/31/2003	5,832,171	5,408,425	5,366,240
08/31/2003	5,950,879	5,479,805	5,406,107
09/30/2003	6,146,723	5,626,984	5,443,283
10/31/2003	6,250,291	5,636,068	5,465,964
11/30/2003	6,307,253	5,619,176	5,476,920
12/31/2003	6,492,127	5,651,475	5,511,609
01/31/2004	6,588,545	5,705,349	5,558,408
02/29/2004	6,754,598	5,816,983	5,596,526
03/31/2004	6,877,184	5,895,232	5,672,241
04/30/2004	6,420,852	5,701,009	5,714,036
05/31/2004	6,581,910	5,771,594	5,771,278
06/30/2004	6,624,472	5,767,347	5,813,637
07/31/2004	6,635,244	5,839,084	5,828,667
08/31/2004	6,834,517	5,944,669	5,856,030
09/30/2004	6,942,044	5,950,370	5,892,791
10/31/2004	7,072,309	6,022,565	5,948,375
11/30/2004	7,159,152	6,001,420	5,976,277
12/31/2004	7,261,226	6,052,999	5,979,275
01/31/2005	7,221,329	6,037,320	6,016,757
02/28/2005	7,306,822	6,015,501	6,076,532
03/31/2005	7,242,724	6,004,409	6,149,374
04/30/2005	7,328,674	6,103,933	6,216,352
05/31/2005	7,431,814	6,130,403	6,235,865
06/30/2005	7,526,175	6,145,936	6,265,056
07/31/2005	7,555,078	6,055,914	6,320,150
08/31/2005	7,711,151	6,172,832	6,378,829
09/30/2005	7,692,803	6,179,031	6,483,356
10/31/2005	7,540,933	6,124,032	6,523,415
11/30/2005	7,605,186	6,129,966	6,498,199
12/31/2005	7,731,564	6,166,435	6,498,966
01/31/2006	7,810,581	6,171,070	6,575,580
02/28/2006	7,834,894	6,153,249	6,616,242
03/31/2006	7,712,220	6,090,727	6,680,437

PIMCO Funds Allocation‡

Real Return Asset Fund	16.7%
Real Return Fund	13.3%
Emerging Markets Bond Fund	9.5%
Long-Term U.S.Government Fund	9.4%
Total Return Fund	8.0%
Developing Local Markets Fund	7.6%
HighYield Fund	6.5%
Floating Income Fund	5.8%
Other	23.2%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (07/31/02)
All Asset Fund Institutional Class	6.48%	12.55%
All Asset Fund Administrative Class	6.25%	12.29%
Lehman Brothers U.S. TIPS: 1-10 Year Index	1.44%	5.53%
Consumer Price Index + 500 Basis points	8.64%	8.12%
Lipper Flexible Portfolio Fund Average	11.65%	10.70%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,002.50	$1,001.40	$1,023.68	$1,022.44
Expenses Paid During Period†	$1.25	$2.49	$1.26	$2.52

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.25% for Institutional Class, 0.50% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.60%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

•	Alternative strategies were positive to performance due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 13.83% over the twelve-month period.

•	An underweight to the International StocksPLUS® TR Strategy Fund and StocksPLUS® Total Return Fund for the entire period was a significant negative to performance as the MSCI EAFE Hedged USD Index rallied 36.42% and the S&P 500 Index gained 11.73% for the twelve-month period, respectively.

•	Tactical shifts around allocations to the CommodityRealReturn Strategy Fund® were negative to performance. An overweight in the first 3 months of the period was negative as the Dow Jones - AIG Commodity Total Return Index returned -4.99%. A shift to an underweight in the last 9 months of the period was also negative as the same index subsequently rallied 11.28%, finishing up 5.72% for the twelve months ended March 31, 2006.

•	An overweight to Treasury Inflation-Protected Securities (“TIPS”) strategies for the second half of the period was negative, as the U.S. TIPS Index returned -2.14%.

•	An overweight to the Long-Term U.S. Government Fund in the second half of the period hurt performance as the Long-Term Treasury Index returned -2.58% for the six months.

3.31.06  |  PIMCO Funds Annual Report  5

PIMCO All Asset All Authority Fund

Institutional Class PAUIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	All Asset All Authority Fund Institutional Class	S&P 500 Index	Consumer Price Index + 650 Basis points
10/31/2003	5,000,000	5,000,000	5,000,000
11/30/2003	5,050,000	5,043,991	5,013,570
12/31/2003	5,233,915	5,308,521	5,035,292
01/31/2004	5,295,370	5,405,958	5,087,155
02/29/2004	5,469,492	5,481,098	5,142,179
03/31/2004	5,563,972	5,398,409	5,203,172
04/30/2004	5,133,610	5,313,663	5,248,015
05/31/2004	5,236,077	5,386,581	5,307,149
06/30/2004	5,297,193	5,491,323	5,352,735
07/31/2004	5,276,642	5,309,577	5,373,264
08/31/2004	5,461,607	5,331,054	5,405,206
09/30/2004	5,559,097	5,388,793	5,445,893
10/31/2004	5,673,183	5,471,119	5,504,070
11/30/2004	5,750,969	5,692,489	5,536,767
12/31/2004	5,856,177	5,886,196	5,546,466
01/31/2005	5,806,919	5,742,720	5,588,167
02/28/2005	5,867,123	5,863,571	5,650,670
03/31/2005	5,786,160	5,759,739	5,725,470
04/30/2005	5,918,038	5,650,503	5,794,989
05/31/2005	5,994,967	5,830,293	5,820,422
06/30/2005	6,097,166	5,838,568	5,854,944
07/31/2005	6,069,477	6,055,696	5,913,750
08/31/2005	6,252,226	6,000,444	5,976,048
09/30/2005	6,206,994	6,049,043	6,081,445
10/31/2005	6,084,194	5,948,200	6,126,623
11/30/2005	6,117,685	6,173,175	6,110,599
12/31/2005	6,249,644	6,175,291	6,118,958
01/31/2006	6,301,918	6,338,831	6,198,741
02/28/2006	6,307,726	6,356,033	6,244,821
03/31/2006	6,183,599	6,435,150	6,313,219

PIMCO Funds Allocation‡

Real Return Asset Fund	16.6%
StocksPLUS® TR Short Strategy Fund	14.0%
Real Return Fund	13.2%
Developing Local Markets Fund	9.1%
Long-Term U.S. Government Fund	7.9%
Total Return Fund	7.2%
Emerging Markets Bond Fund	6.9%
Japanese StocksPLUS® TR Strategy Fund	5.5%
Fundamental IndexPLUS TR Fund	5.3%
Other	14.3%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (10/31/03)
All Asset All Authority Fund Institutional Class	6.87%	9.19%
S&P 500 Index	11.73%	11.02%
Consumer Price Index + 650 Basis points	10.27%	10.14%
Lipper Flexible Portfolio Fund Average	11.65%	10.02%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$996.20	$1,017.60
Expenses Paid During Period†	$7.32	$7.39

†	Expenses are equal to the expense ratio of 1.47% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset Fund).

•	Alternative strategies were positive to performance due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 13.83% over the twelve-month period.

•	An underweight to the International StocksPLUS® TR Strategy Fund and StocksPLUS® Total Return Fund for the entire period was a significant negative to performance as the MSCI EAFE Hedged USD Index rallied 36.42% and the S&P 500 Index gained 11.73 for the twelve-month period, respectively.

•	Tactical shifts around allocations to the CommodityRealReturn Strategy Fund® were negative to performance. An overweight in the first 3 months of the period was negative as the Dow Jones - AIG Commodity Total Return Index returned -4.99%. A shift to an underweight in the last 9 months of the period was also negative as the same index subsequently rallied 11.28%, finishing up 5.72% for the twelve months ended March 31, 2006.

•	An overweight to Treasury Inflation-Protected Securities (“TIPS”) strategies for the second half of the period was negative, as the U.S. TIPS Index returned -2.14%.

•	An overweight to the Long-Term U.S. Government Fund in the second half of the period hurt performance as the Long-Term Treasury Index returned -2.58% for the six months.

6  PIMCO Funds Annual Report  |  3.31.06

PIMCO CommodityRealReturn Strategy Fund®

Institutional Class      PCRIX

Administrative Class PCRRX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	CommodityRealReturn Strategy Fund® Institutional Class	Dow Jones - AIG Commodity Total Return Index
06/30/2002	5,000,000	5,000,000
07/31/2002	5,160,000	4,972,914
08/31/2002	5,540,000	5,168,856
09/30/2002	5,892,885	5,363,517
10/31/2002	5,726,533	5,308,183
11/30/2002	5,736,615	5,323,140
12/31/2002	6,213,898	5,583,797
01/31/2003	6,703,055	6,013,602
02/28/2003	7,186,836	6,216,038
03/31/2003	6,466,540	5,747,048
04/30/2003	6,407,411	5,711,293
05/31/2003	7,063,203	6,045,009
06/30/2003	6,833,450	5,895,729
07/31/2003	6,547,600	5,931,040
08/31/2003	6,930,532	6,165,266
09/30/2003	7,166,572	6,170,421
10/31/2003	7,507,322	6,465,163
11/30/2003	7,523,548	6,444,752
12/31/2003	8,066,884	6,920,088
01/31/2004	8,285,227	7,045,559
02/29/2004	9,011,069	7,502,689
03/31/2004	9,419,942	7,734,352
04/30/2004	8,838,686	7,597,172
05/31/2004	9,126,318	7,725,980
06/30/2004	8,731,326	7,405,643
07/31/2004	8,972,856	7,536,477
08/31/2004	9,015,124	7,399,118
09/30/2004	9,626,743	7,905,709
10/31/2004	9,895,170	8,039,493
11/30/2004	9,760,957	7,943,193
12/31/2004	9,386,631	7,553,133
01/31/2005	9,462,482	7,631,944
02/28/2005	10,088,257	8,171,251
03/31/2005	10,439,492	8,462,417
04/30/2005	10,003,712	7,968,668
05/31/2005	9,958,853	7,906,812
06/30/2005	10,134,588	8,039,910
07/31/2005	10,355,329	8,400,352
08/31/2005	11,348,661	9,034,411
09/30/2005	11,794,727	9,454,743
10/31/2005	10,880,252	8,860,611
11/30/2005	10,866,902	8,883,494
12/31/2005	11,310,761	9,166,735
01/31/2006	11,493,439	9,336,274
02/28/2006	10,732,284	8,751,796
03/31/2006	10,679,003	8,946,453

Sector Breakdown‡

U.S. Treasury Obligations‡‡	79.0%
U.S. Government Agencies‡‡	6.0%
Structured Notes	8.1%
Short Term Instruments‡‡	4.0%
Other	2.9%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for commodity-linked derivative positions

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (06/28/02)*
CommodityRealReturn Strategy Fund® Institutional Class	2.29%	22.39%
CommodityRealReturn Strategy Fund® Administrative Class	1.99%	22.08%
Dow Jones - AIG Commodity Total Return Index	5.72%	16.78%
Lipper Specialty Diversified Equity Fund Average	-1.22%	-2.92%
All Fund returns are net of fees and expenses.
* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$905.40	$903.90	$1,021.24	$1,020.00
Expenses Paid During Period†	$3.52	$4.70	$3.73	$4.99

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class) multiplied by the average account value over the period, 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The CommodityRealReturn Strategy Fund® seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments and/or notes backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Commodities rallied for the period due to substantial gains in energy and metals attributable to strong global growth, tightness in supply availability, and concern over geopolitics in the Middle East.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “Double Real®” strategy. This was negative to performance, as TIPS underformed the financing and transaction costs associated with gaining index exposure due to rising real yields across all maturities. TIPS significantly underperformed the T-Bill rate embedded in the benchmark, as measured by the Lehman Brothers U.S. TIPS Index and the Citigroup 3-month T-Bill Index, respectively (0.86% versus 3.47%).

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 7.06 years on March 31, 2006 compared to a duration of 7.21 years for the Lehman Brothers U.S. TIPS Index, which serves as a proxy against which the TIPS portfolio underlying the commodity exposure can be measured.

•	The Fund’s net short exposure to nominal bonds during the first half of the period (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds for the first half of the period was positive as nominal yields in Europe fell more than in the U.S.

3.31.06  |  PIMCO Funds Annual Report  7

PIMCO European StocksPLUS® TR Strategy Fund

Institutional Class PESIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	European StocksPLUS® TR Strategy Fund Institutional Class	European Blue Chip 50 Index (Hedged)
10/31/2003	5,000,000	5,000,000
11/30/2003	5,089,820	5,108,476
12/31/2003	5,407,231	5,370,220
01/31/2004	5,555,810	5,521,888
02/29/2004	5,683,164	5,623,709
03/31/2004	5,481,521	5,421,060
04/30/2004	5,322,328	5,439,968
05/31/2004	5,306,409	5,406,007
06/30/2004	5,515,406	5,540,352
07/31/2004	5,318,806	5,368,044
08/31/2004	5,393,195	5,274,665
09/30/2004	5,446,330	5,384,785
10/31/2004	5,669,497	5,558,538
11/30/2004	5,754,513	5,697,401
12/31/2004	5,922,754	5,849,964
01/31/2005	6,061,052	5,921,480
02/28/2005	6,115,168	6,080,729
03/31/2005	6,074,564	6,078,917
04/30/2005	5,963,670	5,875,256
05/31/2005	6,339,479	6,207,881
06/30/2005	6,567,430	6,439,040
07/31/2005	6,776,897	6,744,903
08/31/2005	6,789,219	6,635,978
09/30/2005	7,001,392	6,973,241
10/31/2005	6,673,878	6,769,330
11/30/2005	6,945,777	7,043,448
12/31/2005	7,270,227	7,325,030
01/31/2006	7,521,627	7,582,743
02/28/2006	7,650,725	7,765,146
03/31/2006	7,733,586	7,951,977

Sector Breakdown‡

U.S. Government Agencies‡‡	56.0%
Commercial Paper‡‡	16.7%
Repurchase Agreements	13.8%
Other	13.5%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (10/30/03)*
European StocksPLUS® TR Strategy Fund Institutional Class	27.31%	19.85%
European Blue Chip 50 Index (Hedged)	30.81%	21.18%
Lipper European Region Fund Average	24.85%	25.57%
All Fund returns are net of fees and expenses.
* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,104.60	$1,020.69
Expenses Paid During Period†	$4.46	$4.28

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The European StocksPLUS® TR Strategy Fund seeks to obtain European equity exposure by investing under normal circumstances substantially all of its assets in European equity derivatives hedged into U.S. Dollars and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	Most European developed countries’ equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was slightly positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

8  PIMCO Funds Annual Report  |  3.31.06

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Institutional Class PEJIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	MSCI All Country Far East (ex-Japan) Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	4,899,295	4,941,694
12/31/2003	5,082,884	5,170,082
01/31/2004	5,415,362	5,478,710
02/29/2004	5,657,164	5,687,639
03/31/2004	5,536,263	5,513,082
04/30/2004	5,032,508	5,248,536
05/31/2004	4,961,983	5,117,732
06/30/2004	4,956,945	5,072,838
07/31/2004	4,815,894	4,960,621
08/31/2004	5,208,823	5,199,954
09/30/2004	5,319,649	5,370,022
10/31/2004	5,339,799	5,325,890
11/30/2004	5,581,601	5,639,370
12/31/2004	5,784,194	5,751,704
01/31/2005	5,800,158	5,802,666
02/28/2005	5,997,044	6,079,470
03/31/2005	5,712,478	5,842,399
04/30/2005	5,749,954	5,746,424
05/31/2005	5,937,337	5,925,477
06/30/2005	6,114,424	6,121,961
07/31/2005	6,486,138	6,518,659
08/31/2005	6,459,202	6,381,903
09/30/2005	6,746,792	6,724,268
10/31/2005	6,296,282	6,319,646
11/30/2005	6,594,812	6,766,843
12/31/2005	6,870,445	7,080,405
01/31/2006	7,195,398	7,424,745
02/28/2006	7,056,133	7,452,376
03/31/2006	7,058,498	7,536,127

Sector Breakdown‡

U.S. Government Agencies‡‡	43.2%
Short-Term Instruments‡‡	28.3%
U.S. Treasury Obligations‡‡	13.4%
Asset-Backed Securities‡‡	8.6%
Other	6.5%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (10/30/03)*
Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	23.56%	14.98%
MSCI All Country Far East (ex-Japan) Hedged USD Index	28.99%	18.52%
Lipper Pacific ex-Japan Fund Average	35.31%	25.30%
All Fund returns are net of fees and expenses.
* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,046.20	$1,020.69
Expenses Paid During Period†	$4.34	$4.28

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Far East (ex-Japan) StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of fixed-income securities.

•	Most Asian developed countries’ equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return and a buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was slightly positive overall as both emerging market bond holdings and short-intermediate corporate credit holdings provided attractive performance.

•	Equity index swaps, which specify returns based on various exchange-traded funds (“ETFs”), detracted from performance as certain ETFs underperformed.

3.31.06  |  PIMCO Funds Annual Report  9

PIMCO Fundamental IndexPLUS Fund

Institutional Class	PFPIX
Administrative Class	PFPAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Fundamental IndexPLUS Fund Institutional Class	S&P 500 Index
06/30/2005	5,000,000	5,000,000
07/31/2005	5,180,000	5,185,943
08/31/2005	5,130,000	5,138,626
09/30/2005	5,167,249	5,180,245
10/31/2005	5,056,988	5,093,886
11/30/2005	5,222,380	5,286,548
12/31/2005	5,230,033	5,288,361
01/31/2006	5,414,747	5,428,412
02/28/2006	5,425,302	5,443,143
03/31/2006	5,506,705	5,510,897

Sector Breakdown‡

Short-Term Instruments‡‡	56.6%
Corporate Bonds & Notes‡‡	16.2%
U.S. Government Agencies‡‡	13.7%
Asset-Backed Securities‡‡	9.3%
Other	4.2%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended March 31, 2006

Inception (06/30/05)
Fundamental IndexPLUS Fund Institutional Class	10.13%
Fundamental IndexPLUS Fund Administrative Class	9.93%
S&P 500 Index	10.22%
Lipper Specialty Diversified Equity Fund Average	0.33%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The Fundamental Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,065.69	$1,064.37	$1,021.69	$1,020.44
Expenses Paid During Period†	$3.35	$4.63	$3.28	$4.53

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Fundamental IndexPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short-term fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	Short-term (one year and shorter) interest rate exposure impaired performance as U.S. rates increased in association with the increases in the Federal Funds Rate.

•	Although broad diversification provided yield, a price return and a buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and generally favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and shorter-maturity corporate credit holdings provided attractive performance.

10  PIMCO Funds Annual Report  |  3.31.06

PIMCO Fundamental IndexPLUS TR Fund

Institutional Class      PXTIX

Administrative Class PXTAX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Fundamental IndexPLUS TR Fund Institutional Class	S&P 500 Index
06/30/2005	5,000,000	5,000,000
07/31/2005	5,130,000	5,185,943
08/31/2005	5,135,000	5,138,626
09/30/2005	5,127,679	5,180,245
10/31/2005	4,972,598	5,093,886
11/30/2005	5,147,689	5,286,548
12/31/2005	5,177,142	5,288,361
01/31/2006	5,347,988	5,428,412
02/28/2006	5,358,342	5,443,143
03/31/2006	5,375,718	5,510,897

Sector Breakdown‡

Short-Term Instruments‡‡	40.3%
U.S. Government Agencies‡‡	37.0%
Corporate Bonds & Notes‡‡	10.6%
Asset-Backed Securities‡‡	5.8%
Mortgage-Backed Securities‡‡	5.0%
Other	1.3%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended March 31, 2006

Inception (06/30/05)
Fundamental IndexPLUS TR Fund Institutional Class	7.51%
Fundamental IndexPLUS TR Fund Administrative Class	7.32%
S&P 500 Index	10.22%
Lipper Specialty Diversified Equity Fund Average	0.33%
All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The Fundamental Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/30/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,048.40	$1,047.90	$1,021.24	$1,020.00
Expenses Paid During Period†	$3.78	$5.05	$3.73	$4.99

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Fundamental IndexPLUS TR Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short and intermediate term fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid the increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and generally favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and short-intermediate corporate credit holdings provided attractive performance.

3.31.06  |  PIMCO Funds Annual Report  11

PIMCO International StocksPLUS® TR Strategy Fund

Institutional Class PISIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	International StocksPLUS® TR Strategy Fund Institutional Class	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	5,035,141	5,011,117
12/31/2003	5,276,461	5,196,785
01/31/2004	5,358,585	5,265,933
02/29/2004	5,507,434	5,392,017
03/31/2004	5,550,051	5,397,521
04/30/2004	5,410,913	5,462,419
05/31/2004	5,369,687	5,381,830
06/30/2004	5,583,691	5,508,776
07/31/2004	5,449,517	5,378,958
08/31/2004	5,557,888	5,367,803
09/30/2004	5,610,816	5,444,293
10/31/2004	5,678,042	5,489,447
11/30/2004	5,781,467	5,634,743
12/31/2004	6,021,293	5,820,771
01/31/2005	6,062,374	5,866,132
02/28/2005	6,173,879	6,038,980
03/31/2005	6,121,061	6,020,809
04/30/2005	6,062,374	5,851,582
05/31/2005	6,302,991	6,081,997
06/30/2005	6,502,527	6,289,053
07/31/2005	6,690,325	6,523,475
08/31/2005	6,889,861	6,609,182
09/30/2005	7,214,314	7,020,203
10/31/2005	6,949,082	6,895,618
11/30/2005	7,255,572	7,209,685
12/31/2005	7,649,793	7,547,566
01/31/2006	7,923,932	7,834,253
02/28/2006	7,936,987	7,911,056
03/31/2006	8,167,858	8,213,614

Sector Breakdown‡

U.S. Government Agencies‡‡	44.1%
Short-Term Instruments‡‡	23.9%
Asset-Backed Securities‡‡	11.9%
Other	20.1%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (10/30/03)*
International StocksPLUS® TR Strategy Fund Institutional Class	33.44%	22.29%
MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD Index	36.42%	22.82%
Lipper International Multi-Cap Core Fund Average	26.20%	22.19%
All Fund returns are net of fees and expenses.
* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,132.20	$1,020.69
Expenses Paid During Period†	$4.52	$4.28

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The International StocksPLUS® TR Strategy Fund seeks to obtain non-U.S. equity exposure by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. Dollars and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	Most developed countries’ equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was slightly positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

12  PIMCO Funds Annual Report  |  3.31.06

PIMCO Japanese StocksPLUS® TR Strategy Fund

Institutional Class PJSIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Japanese StocksPLUS® TR Strategy Fund Institutional Class	MSCI Japan Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	4,833,333	4,831,242
12/31/2003	5,133,645	5,065,830
01/31/2004	5,093,222	5,099,182
02/29/2004	5,330,704	5,247,871
03/31/2004	5,742,426	5,693,914
04/30/2004	5,539,514	5,717,169
05/31/2004	5,422,839	5,530,649
06/30/2004	5,700,148	5,762,259
07/31/2004	5,454,980	5,548,718
08/31/2004	5,526,487	5,548,412
09/30/2004	5,409,891	5,412,000
10/31/2004	5,363,520	5,356,598
11/30/2004	5,389,282	5,447,082
12/31/2004	5,753,055	5,720,697
01/31/2005	5,663,163	5,654,779
02/28/2005	5,798,000	5,827,549
03/31/2005	5,762,651	5,867,028
04/30/2005	5,571,126	5,616,539
05/31/2005	5,734,486	5,729,252
06/30/2005	5,892,212	5,896,849
07/31/2005	5,976,709	6,039,867
08/31/2005	6,478,054	6,426,119
09/30/2005	7,190,157	7,235,361
10/31/2005	7,246,728	7,362,957
11/30/2005	7,676,666	7,902,207
12/31/2005	8,315,818	8,502,265
01/31/2006	8,578,211	8,893,735
02/28/2006	8,356,186	8,754,398
03/31/2006	8,759,867	9,171,441

Sector Breakdown‡

U.S. Government Agencies‡‡	45.6%
Short-Term Instruments‡‡	28.6%
Asset-Backed Securities‡‡	10.8%
U.S. Treasury Obligations‡‡	8.4%
Mortgage-Backed Securities‡‡	5.5%
Other	1.1%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (10/30/03)*
Japanese StocksPLUS® TR Strategy Fund Institutional Class	52.01%	25.56%
MSCI Japan Hedged USD Index	56.32%	28.56%
Lipper Japanese Fund Average	42.54%	22.29%
All Fund returns are net of fees and expenses.
* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,218.30	$1,020.69
Expenses Paid During Period†	$4.70	$4.28

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Japanese StocksPLUS® TR Strategy Fund seeks to obtain Japanese equity exposure by investing under normal circumstances substantially all of its assets in Japanese equity derivatives hedged into U.S. Dollars and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	Japanese equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was slightly positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

•	Equity index swaps, which specify a return based on an exchange-traded fund (ETF) that seeks to track the MSCI Japan Index, detracted from performance as the ETF lagged the MSCI Japan Index during this time period.

3.31.06  |  PIMCO Funds Annual Report  13

PIMCO Real Return Asset Fund

Institutional Class PRAIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Real Return Asset Fund Institutional Class	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index
11/30/2001	5,000,000	5,000,000
12/31/2001	4,926,778	4,929,997
01/31/2002	4,926,778	4,926,413
02/28/2002	5,057,531	5,025,804
03/31/2002	4,976,745	4,947,949
04/30/2002	5,151,157	5,110,906
05/31/2002	5,274,018	5,231,995
06/30/2002	5,414,415	5,370,172
07/31/2002	5,476,976	5,425,533
08/31/2002	5,832,209	5,761,801
09/30/2002	5,990,026	5,915,079
10/31/2002	5,660,809	5,589,251
11/30/2002	5,765,221	5,691,944
12/31/2002	6,077,879	5,957,580
01/31/2003	6,132,895	5,995,301
02/28/2003	6,467,967	6,321,410
03/31/2003	6,188,634	6,069,990
04/30/2003	6,171,875	6,049,874
05/31/2003	6,731,485	6,585,979
06/30/2003	6,584,153	6,400,879
07/31/2003	6,039,257	5,898,849
08/31/2003	6,242,531	6,074,685
09/30/2003	6,574,993	6,369,383
10/31/2003	6,664,610	6,462,604
11/30/2003	6,728,245	6,526,468
12/31/2003	6,869,475	6,666,960
01/31/2004	6,995,913	6,775,939
02/29/2004	7,244,642	6,995,536
03/31/2004	7,399,807	7,154,696
04/30/2004	6,776,900	6,519,044
05/31/2004	7,006,583	6,744,903
06/30/2004	7,018,125	6,770,505
07/31/2004	7,052,540	6,773,565
08/31/2004	7,362,279	7,104,619
09/30/2004	7,410,322	7,136,520
10/31/2004	7,482,526	7,170,185
11/30/2004	7,468,113	7,175,724
12/31/2004	7,758,699	7,479,493
01/31/2005	7,782,522	7,533,882
02/28/2005	7,764,534	7,489,054
03/31/2005	7,834,484	7,548,214
04/30/2005	8,008,674	7,740,851
05/31/2005	8,125,079	7,848,761
06/30/2005	8,180,883	7,919,375
07/31/2005	7,905,916	7,615,767
08/31/2005	8,161,679	7,868,047
09/30/2005	8,101,129	7,807,286
10/31/2005	7,910,929	7,627,058
11/30/2005	7,926,516	7,657,234
12/31/2005	8,152,655	7,892,156
01/31/2006	8,145,740	7,872,620
02/28/2006	8,173,400	7,914,610
03/31/2006	7,776,278	7,517,788

Sector Breakdown‡

U.S. Treasury Obligations	92.6%
Short-Term Instruments	3.5%
U.S. Government Agencies	2.1%
Other	1.8%

‡	% of Total Investments as of 03/31/2006

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (11/12/01)*
Real Return Asset Fund Institutional Class	-0.75%	9.57%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	-0.40%	8.95%
Lipper Treasury Inflation Protected Securities Fund Average	0.17%	5.46%
AllFund returns are net of fees and expenses.
* The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$959.90	$1,021.94
Expenses Paid During Period†	$2.93	$3.02

†	Expenses are equal to the expense ratio of 0.60% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The Real Return Asset Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the one-year period, the yield on the 2032 maturity was 0.37% higher compared to a 0.24% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a Treasury Inflation-Protected Securities (“TIPS”) and a nominal yield on a Treasury of the same maturity, was 2.86% at March 31, 2006 for the long-dated maturity. This compares to a breakeven yield of 2.98% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006 was 3.36.%.

•	The effective duration of the Fund was 12.35 years on March 31, 2006 compared to a duration of 12.75 years for the benchmark.

•	The Fund’s above-index duration for the period detracted significantly from performance due to rising real yields for the period.

•	The Fund’s net short exposure to U.S. nominal bonds during the first half of the period (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive for the first half of the period as nominal yields in Europe fell more than in the U.S. for that same period.

•	A small commodity index position was a slight positive for performance as the Dow Jones AIG Commodity Total Return Index outperformed the Lehman Brothers U.S. TIPS 10+ Index, returning 5.72% versus -0.40% for the index.

14  PIMCO Funds Annual Report  |  3.31.06

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class PRRSX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	RealEstateRealReturn Strategy Fund Institutional Class	Dow Jones Wilshire Real Estate Investment Trust Index
10/31/2003	5,000,000	5,000,000
11/30/2003	5,222,993	5,218,000
12/31/2003	5,432,270	5,383,932
01/31/2004	5,725,186	5,599,290
02/29/2004	5,959,520	5,691,678
03/31/2004	6,421,445	6,033,665
04/30/2004	5,151,092	5,150,936
05/31/2004	5,644,225	5,544,289
06/30/2004	5,809,055	5,707,238
07/31/2004	5,868,442	5,736,454
08/31/2004	6,537,887	6,210,234
09/30/2004	6,516,265	6,180,607
10/31/2004	6,922,160	6,523,724
11/30/2004	7,218,354	6,815,938
12/31/2004	7,740,557	7,169,972
01/31/2005	7,038,258	6,540,180
02/28/2005	7,206,199	6,745,565
03/31/2005	7,106,961	6,653,110
04/30/2005	7,671,853	7,045,790
05/31/2005	7,961,934	7,277,417
06/30/2005	8,377,469	7,660,301
07/31/2005	8,776,031	8,246,557
08/31/2005	8,653,397	7,938,851
09/30/2005	8,609,465	7,973,520
10/31/2005	8,247,528	7,802,281
11/30/2005	8,609,465	8,164,151
12/31/2005	8,715,958	8,173,075
01/31/2006	9,376,101	8,808,997
02/28/2006	9,530,822	8,999,158
03/31/2006	9,678,600	9,463,074

Sector Breakdown‡

U.S. Treasury Obligations‡‡	87.4%
U.S. Government Agencies‡‡	5.2%
Short-Term Instruments‡‡	4.1%
Corporate Bonds & Notes‡‡	1.9%
Other	1.4%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for real estate-linked derivative positions.

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (10/30/03)*
RealEstateRealReturn Strategy Fund Institutional Class	36.18%	31.88%
Dow Jones Wilshire Real Estate Investment Trust Index	42.24%	30.24%
Lipper Real Estate Fund Average	36.64%	28.03%
All Fund returns are net of fees and expenses.
* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,124.20	$1,021.22
Expenses Paid During Period†	$3.94	$3.75

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	The Fund invested the collateral backing its real estate investment trust (“REIT”) derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “Double Real®” strategy. This was significantly negative to performance, as TIPS underperformed the financing and transaction costs associated with gaining index exposure. For the one-year period, the Lehman Brothers U.S. TIPS 5+ Year Index returned 0.36% versus the 3-month LIBOR Index return of 4.0%.

•	The Fund’s above-index TIPS duration for the last half of the period was a significant negative due to rising real yields for that same period.

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelvemonth CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 8.37 years on March 31, 2006, compared to a duration of 8.88 years for the Lehman Brothers U.S. TIPS 5+ year Index, which serves as a proxy against which the TIPS portfolio underlying the real estate exposure can be measured.

•	An underweight to Canadian nominal bonds for the period was negative for performance due to falling nominal yields.

•	U.S. nominal exposure in November and December of 2005 was a significant positive relative to the index due to falling nominal yields and rising real yields.

3.31.06  |  PIMCO Funds Annual Report  15

PIMCO StocksPLUS® Total Return Fund

Institutional Class PSPTX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	StocksPLUS® Total Return Fund Institutional Class	S&P 500 Index
06/30/2002	5,000,000	5,000,000
07/31/2002	4,690,000	4,610,380
08/31/2002	4,740,000	4,640,809
09/30/2002	4,261,851	4,136,441
10/31/2002	4,633,758	4,500,526
11/30/2002	4,910,175	4,765,162
12/31/2002	4,736,900	4,485,218
01/31/2003	4,569,894	4,367,705
02/28/2003	4,559,772	4,302,190
03/31/2003	4,608,325	4,343,844
04/30/2003	4,993,196	4,701,860
05/31/2003	5,342,618	4,949,494
06/30/2003	5,407,553	5,012,634
07/31/2003	5,448,097	5,101,012
08/31/2003	5,549,457	5,200,497
09/30/2003	5,530,748	5,145,267
10/31/2003	5,819,971	5,436,335
11/30/2003	5,840,267	5,484,164
12/31/2003	6,180,087	5,771,779
01/31/2004	6,316,721	5,877,720
02/29/2004	6,453,356	5,959,417
03/31/2004	6,378,643	5,869,512
04/30/2004	6,184,076	5,777,370
05/31/2004	6,273,472	5,856,652
06/30/2004	6,397,486	5,970,534
07/31/2004	6,228,992	5,772,928
08/31/2004	6,339,566	5,796,279
09/30/2004	6,406,198	5,859,056
10/31/2004	6,537,904	5,948,566
11/30/2004	6,769,707	6,189,255
12/31/2004	7,020,469	6,399,867
01/31/2005	6,850,574	6,243,870
02/28/2005	6,954,703	6,375,267
03/31/2005	6,799,028	6,262,374
04/30/2005	6,771,547	6,143,605
05/31/2005	7,051,862	6,339,085
06/30/2005	7,069,676	6,348,082
07/31/2005	7,257,611	6,584,158
08/31/2005	7,263,139	6,524,084
09/30/2005	7,219,021	6,576,924
10/31/2005	6,996,040	6,467,281
11/30/2005	7,263,618	6,711,889
12/31/2005	7,311,599	6,714,190
01/31/2006	7,495,979	6,892,001
02/28/2006	7,515,053	6,910,704
03/31/2006	7,497,635	6,996,726

Sector Breakdown‡

U.S. Government Agencies‡‡	52.9%
Short-Term Instruments‡‡	32.6%
Mortgage-Backed Securities‡‡	4.1%
Municipal Bonds & Notes‡‡	2.7%
Other	7.7%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative positions.

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (06/28/02)*
StocksPLUS® Total Return Fund Institutional Class	10.28%	11.39%
S&P 500 Index	11.73%	9.37%
Lipper Large-Cap Core Fund Average	11.61%	7.85%
All Fund returns are net of fees and expenses.
* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. This level of performance is not guaranteed and should not be expected in the future. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,038.60	$1,021.25
Expenses Paid During Period†	$3.75	$3.72

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The StocksPLUS® Total Return Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

16  PIMCO Funds Annual Report  |  3.31.06

PIMCO StocksPLUS® TR Short Strategy Fund

Institutional Class PSTIX

Cumulative Returns Through March 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	StocksPLUS® TR Short Strategy Fund Institutional Class	Inverse of S&P 500
07/31/2003	5,000,000	5,000,000
08/31/2003	4,904,427	4,902,488
09/30/2003	5,103,956	4,954,550
10/31/2003	4,847,248	4,674,271
11/30/2003	4,877,449	4,633,147
12/31/2003	4,897,472	4,390,166
01/31/2004	5,250,533	4,309,585
02/29/2004	5,225,315	4,249,684
03/31/2004	5,316,102	4,313,796
04/30/2004	5,351,408	4,381,515
05/31/2004	5,290,883	4,321,388
06/30/2004	5,212,489	4,237,359
07/31/2004	5,444,604	4,377,603
08/31/2004	5,520,293	4,359,896
09/30/2004	5,476,583	4,312,675
10/31/2004	5,441,218	4,246,790
11/30/2004	5,203,765	4,074,958
12/31/2004	5,071,049	3,936,292
01/31/2005	5,218,750	4,032,240
02/28/2005	5,092,931	3,947,384
03/31/2005	5,202,922	4,017,285
04/30/2005	5,367,225	4,093,474
05/31/2005	5,274,120	3,963,226
06/30/2005	5,309,719	3,957,601
07/31/2005	5,085,056	3,810,424
08/31/2005	5,216,566	3,845,190
09/30/2005	5,134,329	3,814,047
10/31/2005	5,211,125	3,877,630
11/30/2005	5,052,048	3,730,970
12/31/2005	5,113,422	3,729,690
01/31/2006	4,997,082	3,630,917
02/28/2006	5,013,702	3,621,064
03/31/2006	4,928,105	3,575,990

Sector Breakdown‡

Short-Term Instruments‡‡	49.7%
U.S. Government Agencies‡‡	28.7%
Corporate Bonds & Notes‡‡	9.5%
U.S. Treasury Obligations‡‡	4.8%
Mortgage-Backed Securities‡‡	3.3%
Other	4.0%

‡	% of Total Investments as of 03/31/2006
‡‡	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended March 31, 2006

	1 Year	Inception (07/23/03)*
StocksPLUS® TR Short Strategy Fund Institutional Class	-5.28%	-0.76%
Inverse of S&P 500	-10.98%	-11.81%
Dedicated Short Bias Fund Average	-11.60%	-13.28%
All Fund returns are net of fees and expenses.
* The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. This level of performance is not guaranteed and should not be expected in the future. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The high performance of this Fund relative to its benchmark since inception was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$959.80	$1,021.24
Expenses Paid During Period†	$3.62	$3.73

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

•	The StocksPLUS® TR Short Strategy Fund primarily seeks to achieve its objective by investing under normal circumstances in short S&P 500 Index futures positions backed by a low to intermediate duration portfolio of fixed-income instruments. The Fund may also purchase call options on Index futures or other similar instruments in an attempt to limit the negative performance impact associated with an appreciating equity market and may also employ arbitrage strategies to generate additional returns or otherwise offset the cost of purchasing Index call options or similar instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	Despite negative price performance overall, short S&P 500 Index futures exposure helped relative performance as the financing rate that accured to a seller of these futures contracts added value.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

3.31.06  |  PIMCO Funds Annual Report  17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund

Institutional Class
03/31/2006	$12.64	$0.89	$(0.08)	$0.81	$(0.78)	$(0.06)
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)
07/31/2002 - 03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00

Administrative Class
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)
12/31/2002 - 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00

All Asset All Authority Fund

Institutional Class
03/31/2006	$10.53	$0.71	$0.02	$0.73	$(0.62)	$(0.02)
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)
10/31/2003 - 3/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00

CommodityRealReturn Strategy Fund®

Institutional Class
03/31/2006	$16.29	$0.66	$(0.15)	$0.51	$(1.88)	$(0.07)
03/31/2005	15.72	0.45	1.14	1.59	(0.84)	(0.18)
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)
06/28/2002 - 03/31/2003	10.00	0.20	2.69	2.89	(0.86)	0.00

Administrative Class
03/31/2006	16.25	0.41	0.05	0.46	(1.86)	(0.07)
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)
02/14/2003 - 03/31/2003	12.88	0.05	(0.90)	(0.85)	0.00	0.00

European StocksPLUS® TR Strategy Fund

Institutional Class
03/31/2006	$9.86	$0.40	$2.23	$2.63	$(1.17)	$0.00
03/31/2005	10.33	0.11	1.13	1.24	(1.37)	(0.19)
10/30/2003 - 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Institutional Class
03/31/2006	$10.67	$0.44	$2.04	$2.48	$(1.06)	$0.00
03/31/2005	10.99	0.12	0.22	0.34	(0.36)	(0.30)
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00

Fundamental IndexPLUS Fund

Institutional Class
06/30/2005 - 03/31/2006	$10.00	$0.28	$0.71	$0.99	$(0.65)	$0.00

Administrative Class
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00

Fundamental IndexPLUS TR Fund

Institutional Class
06/30/2005 - 03/31/2006	$10.00	$0.27	$0.47	$0.74	$(0.45)	$0.00

Administrative Class
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00

18  PIMCO Funds Annual Report  |  3.31.06

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
All Asset Fund

Institutional Class
03/31/2006	$0.00	$(0.84)	$12.61	6.48%	$7,277,346	0.25%		6.87%		56%
03/31/2005	0.00	(0.84)	12.64	5.32	3,555,716	0.21	(c)	7.17		92
03/31/2004	0.00	(0.57)	12.81	19.53	1,022,553	0.23	(c)	6.13		99
07/31/2002 - 03/31/2003	0.00	(0.27)	11.23	15.07	152,635	0.19	*(c)	5.50	*	101

Administrative Class
03/31/2006	0.00	(0.81)	12.60	6.25	81,072	0.50		6.52		56
03/31/2005	0.00	(0.82)	12.63	5.11	47,118	0.46	(d)	7.77		92
03/31/2004	0.00	(0.55)	12.80	19.21	9,433	0.48	(d)	6.88		99
12/31/2002 - 03/31/2003	0.00	(0.01)	11.23	2.73	11	0.44	*(d)	2.28	*	101

All Asset All Authority Fund

Institutional Class
03/31/2006	$0.00	$(0.64)	$10.62	6.87%	$370,389	1.62	%(h)	6.50%		62%
03/31/2005	0.00	(0.76)	10.53	3.99	155,020	0.76	(h)	7.58		171
10/31/2003 - 3/31/2004	0.00	(0.25)	10.86	11.28	58,842	0.82	*(b)(h)	7.14	*	116

CommodityRealReturn Strategy Fund®

Institutional Class
03/31/2006	$(0.82)	$(2.77)	$14.03	2.29%	$5,622,373	0.74%		4.18%		292%
03/31/2005	0.00	(1.02)	16.29	10.82	3,524,112	0.74		2.94		264
03/31/2004	0.00	(1.57)	15.72	45.67	1,780,461	0.74		2.02		290
06/28/2002 - 03/31/2003	0.00	(0.86)	12.03	29.33	91,773	0.74	*(e)	4.35	*	492

Administrative Class
03/31/2006	(0.82)	(2.75)	13.96	1.99	605,339	0.99		2.69		292
03/31/2005	0.00	(0.98)	16.25	10.63	79,418	0.99		2.65		264
03/31/2004	0.00	(1.56)	15.68	45.14	28,721	0.99		3.43		290
02/14/2003 - 03/31/2003	0.00	0.00	12.03	(6.60)	9	0.99	*(f)	(42.88	)*	492

European StocksPLUS® TR Strategy Fund

Institutional Class
03/31/2006	$0.00	$(1.17)	$11.32	27.31%	$7,277	0.85%		3.62%		598%
03/31/2005	(0.15)	(1.71)	9.86	10.82	4,133	0.86	(i)	1.12		838
10/30/2003 - 03/31/2004	(0.18)	(0.82)	10.33	9.85	7,503	0.85	*(g)	(4.48	)*	118

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Institutional Class
03/31/2006	$0.00	$(1.06)	$12.09	23.56%	$29,828	0.87	%(j)	3.63%		675%
03/31/2005	0.00	(0.66)	10.67	3.18	8,280	0.85		1.16		823
10/30/2003 - 03/31/2004	0.00	0.00	10.99	9.95	8,007	0.85	*(k)	5.18	*	114

Fundamental IndexPLUS Fund

Institutional Class
06/30/2005 - 03/31/2006	$0.00	$(0.65)	$10.34	10.13%	$78,427	0.65	%*	3.62	%*	49%

Administrative Class
06/30/2005 - 03/31/2006	0.00	(0.63)	10.34	9.93	11	0.90	*	3.29	*	49

Fundamental IndexPLUS TR Fund

Institutional Class
06/30/2005 - 03/31/2006	$0.00	$(0.45)	$10.29	7.51%	$488,324	0.75	%*	3.60	%*	426%

Administrative Class
06/30/2005 - 03/31/2006	0.00	(0.43)	10.29	7.32	11	1.00	*	3.21	*	426

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(h)	Ratio of expenses to average net assets excluding interest and line of credit expense is 0.30%.
(i)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(j)	Ratio of expenses to average net assets excluding interest and line of credit expense is 0.85%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
International StocksPLUS® TR Strategy Fund

Institutional Class
03/31/2006	$10.43	$0.42	$2.98	$3.40	$(1.43)	$0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00

Japanese StocksPLUS® TR Strategy Fund

Institutional Class
03/31/2006	$10.23	$0.44	$4.76	$5.20	$(2.41)	$0.00
03/31/2005	11.32	0.13	(0.03)	0.10	(0.50)	(0.58)
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00

Real Return Asset Fund

Institutional Class
03/31/2006	$12.02	$0.52	$(0.58)	$(0.06)	$(0.59)	$(0.13)
03/31/2005	12.34	0.39	0.29	0.68	(0.45)	(0.55)
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)
11/12/2001 - 03/31/2002	10.00	0.05	(0.50)	(0.45)	(0.05)	0.00

RealEstateRealReturn Strategy Fund

Institutional Class
03/31/2006	$9.31	$0.50	$2.55	$3.05	$(3.07)	$(0.10)
03/31/2005	11.98	0.40	1.21	1.61	(3.99)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00

StocksPLUS® Total Return Fund

Institutional Class
03/31/2006	$12.37	$0.45	$0.79	$1.24	$(0.68)	$(1.21)
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)
06/28/2002 - 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)

StocksPLUS® TR Short Strategy Fund

Institutional Class
03/31/2006	$9.50	$0.33	$(0.83)	$(0.50)	$(0.12)	$0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00

20  PIMCO Funds Annual Report  |  3.31.06

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
International StocksPLUS® TR Strategy Fund

Institutional Class
03/31/2006	$0.00	$(1.43)	$12.40	33.44%	$553,344	0.85%		3.51%		682%
03/31/2005	(0.15)	(1.56)	10.43	10.29	203,469	0.85		1.24		666
10/30/2003 - 03/31/2004	0.00	(0.27)	10.77	10.56	17,420	0.85	*(e)	10.86	*	41

Japanese StocksPLUS® TR Strategy Fund

Institutional Class
03/31/2006	$0.00	$(2.41)	$13.02	52.01%	$51,360	0.85%		3.57%		655%
03/31/2005	(0.11)	(1.19)	10.23	0.35	8,361	0.86	(i)	1.23		743
10/30/2003 - 03/31/2004	0.00	(0.05)	11.32	13.70	4,003	0.85	*(h)	16.04	*	56

Real Return Asset Fund

Institutional Class
03/31/2006	$0.00	$(0.72)	$11.24	(0.75)%	$2,189,247	0.60%		4.42%		265%
03/31/2005	0.00	(1.00)	12.02	5.88	620,391	0.62	(j)	3.31		519
03/31/2004	0.00	(0.89)	12.34	19.57	277,777	0.66	(b)	2.69		553
03/31/2003	0.00	(0.61)	11.14	24.35	70,886	0.68		4.78		157
11/12/2001 - 03/31/2002	0.00	(0.05)	9.50	(4.47)	20,747	0.75	*	1.31	*	107

RealEstateRealReturn Strategy Fund

Institutional Class
03/31/2006	$0.00	$(3.17)	$9.19	36.18%	$370,682	0.74%		4.88%		337%
03/31/2005	(0.07)	(4.28)	9.31	10.65	413,326	0.74		3.76		510
10/30/2003 - 03/31/2004	0.00	(0.84)	11.98	29.61	283,084	0.74	*(c)	28.52	*	158

StocksPLUS® Total Return Fund

Institutional Class
03/31/2006	$0.00	$(1.89)	$11.72	10.28%	$148,962	0.74%		3.56%		322%
03/31/2005	0.00	(0.57)	12.37	6.59	354,872	0.74		1.39		414
03/31/2004	0.00	(0.43)	12.13	38.42	220,622	0.74	(f)	0.64		282
06/28/2002 - 03/31/2003	0.00	(0.12)	9.10	(7.83)	4,185	0.74	*	1.62	*	398

StocksPLUS® TR Short Strategy Fund

Institutional Class
03/31/2006	$0.00	$(0.12)	$8.88	(5.28)%	$130,805	0.74%		3.60%		667%
03/31/2005	0.00	(0.80)	9.50	(2.13)	4,213	0.74		1.40		742
07/23/2003 - 03/31/2004	0.00	(0.03)	10.54	5.68	3,623	0.75	*(d)(g)	0.62	*	190

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(i)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(j)	Effective October 1, 2004, the advisory fee was reduced to 0.35%.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  21

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund®	European StocksPLUS® TR Strategy Fund	Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental IndexPLUS Fund
Assets:
Investments, at value	$0	$0	$16,208,251	$6,698	$44,137	$79,725
Investments in Affiliates, at value	11,350,823	893,257	0	0	0	0
Repurchase Agreements, at value	0	0	0	1,068	0	0
Cash	0	1	40	0	1	3
Foreign currency, at value	0	0	4,416	5	0	1
Receivable for investments sold	0	0	1,427,415	168	3,529	990
Receivable for investments in Affiliates sold	44,794	0	0	0	0	0
Receivable for investments sold on delayed-delivery basis	0	0	232,870	498	498	0
Receivable for Fund shares sold	103,248	9,312	57,706	0	0	0
Interest and dividends receivable	0	0	98,964	29	129	180
Interest and dividends receivable from Affiliates	32,634	1,781	0	0	0	0
Variation margin receivable	0	0	980	1	4	6
Manager reimbursement receivable	0	0	0	0	0	24
Swap premiums paid	0	0	16,616	24	21	0
Unrealized appreciation on forward foreign currency contracts	0	0	1,223	1	85	20
Unrealized appreciation on swap agreements	0	0	268,081	46	292	973
Other assets	0	77	0	0	0	0

	11,531,499	904,428	18,316,562	8,538	48,696	81,922

Liabilities:
Payable for investments purchased	$0	$0	$2,546,426	$686	$17,973	$3,149
Payable for investments in Affiliates purchased	96,582	2,544	0	0	0	0
Payable for investments purchased on delayed-delivery basis	0	0	3,574,060	0	200	0
Unrealized depreciation on forward foreign currency contracts	0	0	1,213	10	36	8
Payable for short sales	0	0	185,815	495	495	0
Overdraft due to Custodian	0	0	0	0	1	0
Written options outstanding	0	0	1,943	1	8	270
Payable for Fund shares redeemed	31,270	2,982	61,437	0	0	0
Payable for line of credit	0	160,555	0	0	0	0
Dividends payable	0	0	0	0	0	0
Accrued investment advisory fee	2,043	165	5,209	4	15	28
Accrued administration fee	1,791	143	3,920	2	8	17
Accrued distribution fee	1,284	78	1,316	0	0	0
Accrued servicing fee	915	79	1,263	0	0	0
Variation margin payable	0	0	0	0	0	5
Recoupment payable to Manager	55	19	0	0	1	0
Swap premiums received	0	0	8,695	8	50	2
Unrealized depreciation on swap agreements	0	0	101,837	55	81	5
Unrealized depreciation on forward volatility options	0	0	0	0	0	0
Other liabilities	0	0	1,964	0	0	0

	133,940	166,565	6,495,098	1,261	18,868	3,484

Net Assets	$11,397,559	$737,863	$11,821,464	$7,277	$29,828	$78,438

Net Assets Consist of:
Paid in capital	$11,500,340	$755,056	$12,278,564	$6,757	$29,794	$76,383
Undistributed (overdistributed) net investment income	27,104	567	(157,815)	668	43	1,398
Accumulated undistributed net realized gain (loss)	4,335	(485)	(150,817)	(6)	22	(153)
Net unrealized appreciation (depreciation)	(134,220)	(17,275)	(148,468)	(142)	(31)	810

	$11,397,559	$737,863	$11,821,464	$7,277	$29,828	$78,438

Net Assets:
Institutional Class	$7,277,346	$370,389	$5,622,373	$7,277	$29,828	$78,427
Administrative Class	81,072	0	605,339	0	0	11
Other Classes	4,039,141	367,474	5,593,752	0	0	0

Shares Issued and Outstanding:
Institutional Class	576,716	34,859	400,834	643	2,468	7,584
Administrative Class	6,434	0	43,369	0	0	1

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$12.61	$10.62	$14.03	$11.32	$12.09	$10.34
Administrative Class	12.60	0.00	13.96	0.00	0.00	10.34

Cost of Investments Owned	$0	$0	$16,513,044	$6,793	$44,369	$79,795

Cost of Investments in Affiliates Owned	$11,485,042	$910,533	$0	$0	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$0	$1,068	$0	$0

Cost of Foreign Currency Held	$0	$0	$4,413	$5	$0	$1

Proceeds Received on Short Sales	$0	$0	$183,965	$489	$489	$0

Premiums Received on Written Options	$0	$0	$1,431	$2	$11	$202

22  PIMCO Funds Annual Report  |  3.31.06

Amounts in thousands, except per share amounts	Fundamental IndexPLUS TR Fund	International StocksPLUS® TR Strategy Fund	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund
Assets:
Investments, at value	$688,209	$888,789	$77,338	$2,518,301	$587,983	$267,384	$170,021
Investments in Affiliates, at value	0	0	0	0	0	0	0
Repurchase Agreements, at value	0	0	0	0	0	0	0
Cash	0	52	3	1	12	228	35
Foreign currency, at value	783	44	2	4	1,270	253	570
Receivable for investments sold	123,790	142,005	7,007	12,349	5,783	5,253	20,488
Receivable for investments in Affiliates sold	0	0	0	0	0	0	0
Receivable for investments sold on delayed-delivery basis	0	876	102	7,686	18,366	0	0
Receivable for Fund shares sold	1,431	1,381	0	47,015	627	155	0
Interest and dividends receivable	1,169	2,460	155	21,777	4,182	1,005	324
Interest and dividends receivable from Affiliates	0	0	0	0	0	0	0
Variation margin receivable	40	81	16	57	31	56	436
Manager reimbursement receivable	25	0	0	0	0	0	0
Swap premiums paid	8	602	50	682	685	112	0
Unrealized appreciation on forward foreign currency contracts	6	2,480	134	17	50	18	18
Unrealized appreciation on swap agreements	6,313	22,156	1,671	2,605	22,709	61	0
Other assets	0	10	0	0	0	0	0

	821,774	1,060,936	86,478	2,610,494	641,698	274,525	191,892

Liabilities:
Payable for investments purchased	$295,640	$388,705	$33,890	$115,853	$25,581	$31,766	$60,822
Payable for investments in Affiliates purchased	0	0	0	0	0	0	0
Payable for investments purchased on delayed-delivery basis	0	59,702	700	295,067	141,052	0	0
Unrealized depreciation on forward foreign currency contracts	223	575	13	60	10	37	18
Payable for short sales	0	2,777	101	7,651	8,016	0	0
Overdraft due to Custodian	0	0	0	0	0	0	0
Written options outstanding	893	213	14	277	85	565	152
Payable for Fund shares redeemed	106	780	0	0	311	549	0
Payable for line of credit	0	0	0	0	0	0	0
Dividends payable	0	0	0	1	0	0	0
Accrued investment advisory fee	230	294	24	620	207	106	58
Accrued administration fee	122	167	13	443	122	67	30
Accrued distribution fee	4	17	0	0	24	32	0
Accrued servicing fee	8	11	0	0	21	21	0
Variation margin payable	4	7	8	12	0	763	4
Recoupment payable to Manager	0	8	1	0	8	0	3
Swap premiums received	178	945	94	824	940	93	0
Unrealized depreciation on swap agreements	570	1,831	260	201	325	358	0
Unrealized depreciation on forward volatility options	1	0	0	0	0	0	0
Other liabilities	0	0	0	238	0	0	0

	297,979	456,032	35,118	421,247	176,702	34,357	61,087

Net Assets	$523,795	$604,904	$51,360	$2,189,247	$464,996	$240,168	$130,805

Net Assets Consist of:
Paid in capital	$516,907	$578,791	$49,425	$2,279,490	$425,650	$229,373	$137,737
Undistributed (overdistributed) net investment income	10,257	11,804	772	42	42,543	4,717	879
Accumulated undistributed net realized gain (loss)	(3,917)	(2,820)	49	(24,095)	(9,808)	9,391	(5,420)
Net unrealized appreciation (depreciation)	548	17,129	1,114	(66,190)	6,611	(3,313)	(2,391)

	$523,795	$604,904	$51,360	$2,189,247	$464,996	$240,168	$130,805

Net Assets:
Institutional Class	$488,324	$553,344	$51,360	$2,189,247	$370,682	$148,962	$130,805
Administrative Class	11	0	0	0	0	0	0
Other Classes	35,460	51,560	0	0	94,314	91,206	0

Shares Issued and Outstanding:
Institutional Class	47,447	44,609	3,945	194,747	40,317	12,707	14,733
Administrative Class	1	0	0	0	0	0	0

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.29	$12.40	$13.02	$11.24	$9.19	$11.72	$8.88
Administrative Class	10.29	0.00	0.00	0.00	0.00	0.00	0.00

Cost of Investments Owned	$690,748	$892,704	$77,672	$2,588,216	$603,867	$271,101	$170,891

Cost of Investments in Affiliates Owned	$0	$0	$0	$0	$0	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$782	$44	$2	$4	$1,270	$252	$572

Proceeds Received on Short Sales	$0	$2,781	$100	$7,553	$7,913	$0	$0

Premiums Received on Written Options	$970	$419	$16	$193	$66	$673	$173

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  23

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	All Asset Fund	All Asset All Authority Fund	Commodity- Real Return Strategy Fund®	European StocksPLUS® TR Strategy Fund	Far East (ex- Japan) StocksPLUS® TR Strategy Fund	Fundamental IndexPLUS Fund(1)
Investment Income:
Interest	$737	$259	$522,457	$250	$543	$1,860
Dividends	0	0	0	3	13	0
Dividends from Affiliate investments	622,576	33,283	0	0	0	0
Miscellaneous income	78	8	23	0	0	1

Total Income	623,391	33,550	522,480	253	556	1,861

Expenses:
Investment advisory fees	17,548	973	52,271	31	68	176
Administration fees	16,461	617	40,255	17	37	110
Distribution and/or servicing fees - Administrative Class	170	0	603	0	0	0
Distribution and/or servicing fees - Other Classes	19,527	573	26,736	0	0	0
Trustees’ fees	0	0	25	0	0	0
Organization costs	0	0	0	0	0	24
Interest expense	0	4,934	0	0	2	0
Miscellaneous expense	0	19	7	0	1	0

Total Expenses	53,706	7,116	119,897	48	108	310

Reimbursement by Manager	(252)	0	0	0	0	(24)

Net Expenses	53,454	7,116	119,897	48	108	286

Net Investment Income	569,937	26,434	402,583	205	448	1,575

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(137,751)	0	23	27
Net realized gain on Affiliate investments	34,875	912	0	0	0	0
Net capital gain distributions received from Underlying Funds	22,369	1,191	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	0	199,275	680	1,968	3,610
Net realized gain (loss) on foreign currency transactions	0	0	(10,256)	510	(498)	(57)
Net change in unrealized (depreciation) on investments	0	0	(367,952)	(85)	(206)	(118)
Net change in unrealized (depreciation) on Affiliate investments	(194,139)	(17,007)	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	90,823	172	351	868
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	4,308	(174)	58	60

Net Gain (Loss)	(136,895)	(14,904)	(221,553)	1,103	1,696	4,390

Net Increase (Decrease) in Net Assets Resulting from Operations	$433,042	$11,530	$181,030	$1,308	$2,144	$5,965

24  PIMCO Funds Annual Report  |  3.31.06

Amounts in thousands	Fundamental IndexPLUS TR Fund(1)	International StocksPLUS® TR Strategy Fund	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund
Investment Income:
Interest	$11,486	$9,969	$797	$68,613	$33,672	$12,190	$2,602
Dividends	0	139	7	0	0	76	2
Dividends from Affiliate investments	0	0	0	0	0	0	0
Miscellaneous income	0	0	0	1	14	5	2

Total Income	11,486	10,108	804	68,614	33,686	12,271	2,606

Expenses:
Investment advisory fees	1,306	1,280	100	4,797	2,976	1,392	295
Administration fees	685	744	55	3,426	1,693	869	150
Distribution and/or servicing fees - Administrative Class	0	0	0	0	0	0	0
Distribution and/or servicing fees - Other Classes	45	163	0	0	437	579	0
Trustees’ fees	1	1	0	3	1	1	0
Organization costs	25	0	0	0	0	0	0
Interest expense	4	4	1	8	0	0	0
Miscellaneous expense	0	8	1	1	9	1	3

Total Expenses	2,066	2,200	157	8,235	5,116	2,842	448

Reimbursement by Manager	(25)	0	0	0	0	0	0

Net Expenses	2,041	2,200	157	8,235	5,116	2,842	448

Net Investment Income	9,445	7,908	647	60,379	28,570	9,429	2,158

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,276)	(1,507)	123	1,399	(3,293)	2,176	(313)
Net realized gain on Affiliate investments	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	18,808	22,492	3,979	4,530	159,553	4,615	(4,859)
Net realized gain (loss) on foreign currency transactions	(40)	16,462	1,286	(121)	(357)	(52)	(22)
Net change in unrealized (depreciation) on investments	(2,809)	(3,645)	(324)	(98,090)	(22,296)	(3,274)	(919)
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	3,303	24,778	1,650	1,758	27,518	12,325	(1,586)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	54	(3,026)	(71)	(195)	101	(218)	45

Net Gain (Loss)	18,040	55,554	6,643	(90,719)	161,226	15,572	(7,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,485	$63,462	$7,290	$(30,340)	$189,796	$25,001	$(5,496)

(1)	Period from June 30, 2005 to March 31, 2006

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  25

Statements of Changes in Net Assets

Amounts in thousands	All Asset Fund		All Asset All Authority Fund		CommodityRealReturn Strategy Fund®
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$569,937	$239,263	$26,434	$6,361	$402,583	$141,892
Net realized gain (loss)	0	0	0	0	51,268	676,244
Net realized gain (loss) on Affiliate investments	34,875	(5,021)	912	(1,884)	0	0
Net capital gain distributions received from Underlying Funds	22,369	14,957	1,191	358	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(272,821)	(67,421)
Net change in unrealized depreciation on Affiliate investments	(194,139)	(22,432)	(17,007)	(1,768)	0	0

Net increase (decrease) resulting from operations	433,042	226,767	11,530	3,067	181,030	750,715

Distributions to Shareholders:
From net investment income
Institutional Class	(357,447)	(161,827)	(16,418)	(6,499)	(613,730)	(149,264)
Administrative Class	(4,177)	(1,882)	0	0	(45,394)	(2,371)
Other Classes	(185,788)	(80,552)	(9,723)	0	(653,230)	(164,362)
From net realized capital gains
Institutional Class	(29,898)	(13,129)	(494)	(100)	(24,041)	(32,465)
Administrative Class	(363)	(171)	0	0	(1,938)	(431)
Other Classes	(18,341)	(7,652)	(356)	0	(26,511)	(39,506)
Tax basis return of capital
Institutional Class	0	0	0	0	(261,425)	0
Administrative Class	0	0	0	0	(12,648)	0
Other Classes	0	0	0	0	(284,498)	0

Total Distributions	(596,014)	(265,213)	(26,991)	(6,599)	(1,923,415)	(388,399)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	3,980,542	2,657,088	302,629	126,965	3,778,034	2,713,868
Administrative Class	46,333	41,748	0	0	606,427	52,504
Other Classes	2,565,728	1,478,622	400,262	0	3,330,893	2,959,855
Issued as reinvestment of distributions
Institutional Class	349,881	156,608	14,028	6,053	688,156	146,328
Administrative Class	4,060	1,902	0	0	58,899	2,729
Other Classes	146,491	63,496	5,658	0	694,129	155,826
Cost of shares redeemed
Institutional Class	(509,572)	(262,472)	(96,564)	(33,308)	(1,589,699)	(1,269,096)
Administrative Class	(15,465)	(5,356)	0	0	(68,666)	(7,210)
Other Classes	(718,229)	(225,692)	(27,727)	0	(2,032,760)	(1,127,812)
Net increase (decrease) resulting from Fund share transactions	5,849,769	3,905,944	598,286	99,710	5,465,413	3,626,992
Fund Redemption Fee	297	136	18	0	646	432

Total Increase (Decrease) in Net Assets	5,687,094	3,867,634	582,843	96,178	3,723,674	3,989,740

Net Assets:
Beginning of period	5,710,465	1,842,831	155,020	58,842	8,097,790	4,108,050

End of period*	$11,397,559	$5,710,465	$737,863	$155,020	$11,821,464	$8,097,790

* Including undistributed (overdistributed) net investment income of:	$27,104	$5,587	$567	$273	$(157,815)	$624,293

26  PIMCO Funds Annual Report  |  3.31.06

	European StocksPLUS® TR Strategy Fund		Far East (ex-Japan) Stocks PLUS® TR Strategy Fund		Fundamental IndexPLUS Fund	Fundamental IndexPLUS TR Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Period from June 30, 2005 to March 31, 2006	Period from June 30, 2005 to March 31, 2006
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$205	$79	$448$	76	$1,575	$9,445
Net realized gain (loss)	1,190	406	1,493	(119)	3,580	17,492
Net realized gain (loss) on Affiliate investments	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(87)	173	203	(6)	810	548
Net change in unrealized depreciation on Affiliate investments	0	0	0	0	0	0

Net increase (decrease) resulting from operations	1,308	658	2,144	(49)	5,965	27,485

Distributions to Shareholders:
From net investment income
Institutional Class	(685)	(686)	(1,659)	(240)	(3,910)	(19,480)
Administrative Class	0	0	0	0	(1)	0
Other Classes	0	0	0	0	0	(1,115)
From net realized capital gains
Institutional Class	0	(100)	0	(146)	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	(100)	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(685)	(886)	(1,659)	(386)	(3,911)	(20,595)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,502	6,624	27,333	8,499	72,719	464,310
Administrative Class	0	0	0	0	10	10
Other Classes	0	0	0	0	0	36,269
Issued as reinvestment of distributions
Institutional Class	685	886	1,659	386	3,901	19,302
Administrative Class	0	0	0	0	1	0
Other Classes	0	0	0	0	0	584
Cost of shares redeemed
Institutional Class	(666)	(10,652)	(7,929)	(8,177)	(247)	(1,604)
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(1,969)
Net increase (decrease) resulting from Fund share transactions	2,521	(3,142)	21,063	708	76,384	516,902
Fund Redemption Fee	0	0	0	0	0	3

Total Increase (Decrease) in Net Assets	3,144	(3,370)	21,548	273	78,438	523,795

Net Assets:
Beginning of period	4,133	7,503	8,280	8,007	0	0

End of period*	$7,277	$4,133	$29,828	$8,280	$78,438	$523,795

* Including undistributed (overdistributed) net investment income of:	$668	$(43)	$43	$28	$1,398	$10,257

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  27

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	International StocksPLUS® TR Strategy Fund		Japanese StocksPLUS® TR Strategy Fund		Real Return Asset Fund
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,908	$2,174	$647	$82	$ 60,379	$11,522
Net realized gain (loss)	37,447	17,945	5,388	451	5,808	(5,106)
Net change in unrealized appreciation (depreciation)	18,107	(1,295)	1,255	(420)	(96,527)	18,006
Net change in unrealized depreciation on Affiliate investments	0	0	0	0	0	0

Net increase (decrease) resulting from operations	63,462	18,824	7,290	113	(30,340)	24,422

Distributions to Shareholders:
From net investment income
Institutional Class	(29,314)	(17,265)	(5,276)	(278)	(61,475)	(12,911)
Administrative Class	0	0	0	0	0	0
Other Classes	(4,210)	(411)	0	0	0	0
From net realized capital gains
Institutional Class	0	(6,035)	0	(371)	(19,351)	(16,075)
Administrative Class	0	0	0	0	0	0
Other Classes	0	(145)	0	0	0	0
Tax basis return of capital
Institutional Class	0	(2,357)	0	(68)	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	(53)	0	0	0	0

Total Distributions	(33,524)	(26,266)	(5,276)	(717)	(80,826)	(28,986)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	408,653	228,485	42,490	11,761	1,842,337	510,275
Administrative Class	0	0	0	0	0	0
Other Classes	46,329	6,828	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	29,314	25,657	5,276	717	80,599	28,760
Administrative Class	0	0	0	0	0	0
Other Classes	3,217	559	0	0	0	0
Cost of shares redeemed
Institutional Class	(114,775)	(60,867)	(6,781)	(7,516)	(242,916)	(191,857)
Administrative Class	0	0	0	0	0	0
Other Classes	(8,618)	(1,065)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	364,120	199,597	40,985	4,962	1,680,020	347,178
Fund Redemption Fee	18	3	0	0	2	0

Total Increase (Decrease) in Net Assets	394,076	192,158	42,999	4,358	1,568,856	342,614

Net Assets:
Beginning of period	210,828	18,670	8,361	4,003	620,391	277,777

End of period*	$604,904	$210,828	$51,360	$8,361	$2,189,247	$620,391

* Including undistributed (overdistributed) net investment income of:	$11,804	$(1,589)	$772	$102	$ 42	$496

28  PIMCO Funds Annual Report  |  3.31.06

Amounts in thousands	RealEstateRealReturn Strategy Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$28,570	$11,032	$9,429	$5,542	$2,158	$53
Net realized gain (loss)	155,903	44,803	6,739	32,536	(5,194)	(197)
Net change in unrealized appreciation (depreciation)	5,323	(18,614)	8,833	(8,311)	0	72
Net change in unrealized depreciation on Affiliate investments	0	0	0	0	(2,460)	0

Net increase (decrease) resulting from operations	189,796	37,221	25,001	29,767	(5,496)	(72)

Distributions to Shareholders:
From net investment income
Institutional Class	(126,466)	(41,172)	(8,607)	(5,248)	(1,283)	(53)
Administrative Class	0	0	0	0	0	0
Other Classes	(23,524)	(15,354)	(4,567)	(560)	0	0
From net realized capital gains
Institutional Class	(4,208)	(3,025)	(12,213)	(15,555)	(3)	(240)
Administrative Class	0	0	0	0	0	0
Other Classes	(791)	(834)	(8,988)	(2,644)	0	0
Tax basis return of capital
Institutional Class	0	(18,958)	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	(244)	0	0	0	0

Total Distributions	(154,989)	(79,587)	(34,375)	(24,007)	(1,286)	(293)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	307,183	461,587	83,059	463,395	147,081	827
Administrative Class	0	0	0	0	0	0
Other Classes	66,053	56,470	46,287	42,654	0	0
Issued as reinvestment of distributions
Institutional Class	128,303	61,767	20,718	20,804	1,310	293
Administrative Class	0	0	0	0	0	0
Other Classes	18,220	13,754	10,244	2,201	0	0
Cost of shares redeemed
Institutional Class	(516,298)	(363,593)	(305,811)	(354,934)	(15,017)	(165)
Administrative Class	0	0	0	0	0	0
Other Classes	(36,946)	(30,270)	(47,824)	(21,341)	0	0
Net increase (decrease) resulting from Fund share transactions	(33,485)	199,715	(193,327)	152,779	133,374	955
Fund Redemption Fee	29	28	7	3	0	0

Total Increase (Decrease) in Net Assets	1,351	157,377	(202,694)	158,542	126,592	590

Net Assets:
Beginning of period	463,645	306,268	442,862	284,320	4,213	3,623

End of period*	$464,996	$463,645	$240,168	$442,862	$130,805	$4,213

* Including undistributed (overdistributed) net investment income of:	$42,543	$6,595	$4,717	$10,418	$879	$17

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  29

Statement of Cash Flows

March 31, 2006

Amounts in thousands	All Asset All Authority Fund
Increase (Decrease) in Cash from:

Financing Activities:
Sales of Fund shares	$694,125
Redemptions of Fund shares	(121,374)
Distributions paid	(7,305)
Proceeds from financing transactions	117,347

Net increase from financing activities	682,793

Operating Activities:
Purchases of long-term securities	(1,011,868)
Proceeds from sales of long-term securities	303,373
Purchases of short-term securities (net)	(763)
Net investment income	26,434
Change in other receivables/payables (net)	(373)
Net (decrease) from operating activities	(683,197)

Net (Decrease) in Cash	(404)

Cash:
Beginning of period	405

End of period	$1

30  PIMCO Funds Annual Report  |  3.31.06

Schedule of Investments

All Asset Fund (a)

March 31, 2006

	Shares	Value (000s)
PIMCO FUNDS (b) 99.4%

CommodityRealReturn Strategy Fund®	32,032,886	$449,421
Convertible Fund	3,471,276	43,808
Developing Local Markets Fund	82,910,639	867,245
Emerging Markets Bond Fund	96,797,111	1,078,320
Floating Income Fund	63,689,790	661,737
Foreign Bond Fund (Unhedged)	26,530,742	262,654
Fundamental IndexPLUS Fund	4,541,008	46,954
Fundamental IndexPLUS TR Fund	38,769,713	398,940
GNMA Fund	9,228,375	100,589
High Yield Fund	74,998,924	732,740
International StocksPLUS® TR Strategy Fund	42,220,247	523,531
Long-Term U.S. Government Fund	102,052,627	1,069,512
Low Duration Fund	17,179,058	170,073
Real Return Asset Fund	168,484,976	1,893,771
Real Return Fund	139,613,281	1,510,616
RealEstateRealReturn Strategy Fund	29,192,606	268,280
Short-Term Fund	1,062,903	10,608
StocksPLUS® Fund	722,108	7,495
StocksPLUS® Total Return Fund	4,502,870	52,774
Total Return Fund	87,341,602	902,239
Total Return Mortgage Fund	26,839,768	281,012

Total PIMCO Funds (Cost $11,466,538)		11,332,319

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 0.2%

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $18,875. Repurchase proceeds are $18,511.)	$18,504	18,504

Total Short-Term Instruments (Cost $18,504)		18,504

Total Investments 99.6% (Cost $11,485,042)		$11,350,823

Other Assets and Liabilities (Net) 0.4%		46,736

Net Assets 100.0%		$11,397,559

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  31

Schedule of Investments

All Asset All Authority Fund (a)

March 31, 2006

	Shares	Value (000s)
PIMCO FUNDS (b) 121.0%

CommodityRealReturn Strategy Fund®	1,415,503	$19,860
Convertible Fund	35,920	453
Developing Local Markets Fund	7,791,390	81,498
Emerging Markets Bond Fund	5,542,901	61,748
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	2,128,704	25,736
Floating Income Fund	3,307,039	34,360
Foreign Bond Fund (Unhedged)	966,054	9,564
Fundamental IndexPLUS TR Fund	4,625,344	47,595
Global Bond Fund (Unhedged)	23,465	223
GNMA Fund	27,801	303
High Yield Fund	2,462,212	24,056
Japanese StocksPLUS® TR Strategy Fund	3,758,024	48,930
Long-Term U.S. Government Fund	6,691,921	70,131
Low Duration Fund	59	1
Real Return Asset Fund	13,163,380	147,956
Real Return Fund	10,860,104	117,506
RealEstateRealReturn Strategy Fund	1,396,997	12,838
StocksPLUS® Total Return Fund	72	1
StocksPLUS® TR Short Strategy Fund	14,045,079	124,720
Total Return Fund	6,243,892	64,499
Total Return Mortgage Fund	49,285	516

Total PIMCO Funds (Cost $909,770)		892,494

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.1%

Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $780. Repurchase proceeds are $763.)	$763	763

Total Short-Term Instruments (Cost $763)		763

Total Investments 121.1% (Cost $910,533)		$893,257

Other Assets and Liabilities (Net) (21.1%)		(155,394)

Net Assets 100.0%		$737,863

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

32  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund®

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
5.000% due 12/20/2012	$10,476	$10,563
6.725% due 12/20/2012	524	528

Total Bank Loan Obligations (Cost $11,000)		11,091

CORPORATE BONDS & NOTES 1.7%

Banking & Finance 1.5%

Atlantic & Western Re Ltd.
10.990% due 01/09/2007	29,300	29,045
11.240% due 01/09/2009	18,000	17,394
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	3,700	3,707
CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,785
Citigroup, Inc.
4.707% due 01/30/2009	11,200	11,205
Ford Motor Credit Co.
5.700% due 11/16/2006	5,000	4,986
5.880% due 03/21/2007	11,100	10,939
5.795% due 09/28/2007	1,200	1,152
5.800% due 01/12/2009	5,400	4,935
5.700% due 01/15/2010	800	711
General Electric Capital Corp.
4.930% due 12/12/2008	10,200	10,206
General Motors Acceptance Corp.
5.645% due 05/18/2006	2,300	2,294
5.500% due 01/16/2007	23,600	23,231
5.620% due 03/20/2007	2,500	2,450
5.550% due 07/16/2007	6,900	6,703
Kamp Re 2005 Ltd.
10.040% due 12/14/2007 (b)	5,000	3
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008	240	216
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	2,000	2,027
Pioneer 2002 Ltd.
10.160% due 06/15/2006	500	501
10.910% due 06/15/2006	3,000	3,025
Rabobank Nederland
4.640% due 01/15/2009	9,200	9,205
Residential Reinsurance Ltd.
9.770% due 06/08/2006	500	492
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	97
Vita Capital Ltd.
5.880% due 01/01/2007	6,200	6,206
5.930% due 01/01/2010	5,500	5,387

		179,902

Industrials 0.2%

El Paso Corp.
7.625% due 08/16/2007	1,300	1,329
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	267
9.250% due 03/30/2018	8,300	10,230
8.625% due 02/01/2022	200	236
Williams Cos., Inc.
6.375% due 10/01/2010	20,000	19,900

		31,962

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	103

Total Corporate Bonds & Notes (Cost $218,219)		211,967

MUNICIPAL BONDS & NOTES 0.2%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.375% due 06/01/2032	1,200	1,289
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023	1,420	1,434
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.616% due 01/01/2036 (e)	730	747
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (e)	1,270	1,308
Connecticut State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 03/01/2013	3,190	3,407
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,704
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,203
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	445	469
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	2,300	2,573
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (e)	1,270	1,294
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,253
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Notes, Series 2001
6.375% due 05/15/2028	1,000	1,077
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026	3,250	3,548

Total Municipal Bonds & Notes (Cost $19,222)		21,306

STRUCTURED NOTES 11.2%

AIG - FP: DJAIG Commodity Linked Index Total Return Index
5.000% due 12/20/2006	150,000	149,940
4.850% due 02/28/2007	103,000	103,000
Barclays Bank PLC: DJAIG Commodity Linked Index Total Return Index
0.000% due 03/22/2007	20,000	19,133
4.900% due 05/04/2007	100,000	101,090
4.730% due 05/07/2007	150,000	150,137
CDC IXIS: DJAIG Commodity Linked Total Return
4.602% due 04/09/2007	98,000	98,000
4.602% due 04/30/2007	100,000	109,891
Credit Suisse First Boston New York: DJAIG Commodity Linked Index Total Return Index
4.864% due 05/07/2007	50,000	52,336
JP Morgan: DJAIG Commodity Linked Index Total Return Index
4.120% due 02/12/2007	100,000	90,921
4.679% due 04/30/2007	124,000	123,917
Lehman Brothers: DJAIG Commodity Linked Total Return Index
4.850% due 05/08/2007	100,000	104,594
Morgan Stanley: DJAIG Commodity Linked Index Total Return Index
4.738% due 02/01/2007	100,000	92,462
4.120% due 02/03/2007	24,000	22,788
4.730% due 04/30/2007	98,000	98,077

Total Structured Notes (Cost $1,317,000)		1,316,286

U.S. GOVERNMENT AGENCIES 8.3%

Fannie Mae
4.655% due 04/01/2035	826	821
4.675% due 05/01/2035	1,737	1,706
4.818% due 09/01/2044 - 10/01/2044 (d)	11,303	11,365
4.948% due 03/25/2036	5,600	5,609
5.000% due 07/01/2035 - 05/11/2036 (d)	78,214	74,465
5.500% due 04/12/2036 - 05/11/2036 (d)	888,200	866,676
5.950% due 02/25/2044	15,903	15,832

Total U.S. Government Agencies (Cost $983,171)		976,474

U.S. TREASURY OBLIGATIONS 108.3%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	251,804	254,578
3.625% due 01/15/2008	981,856	1,008,973
3.875% due 01/15/2009	752,241	787,796
4.250% due 01/15/2010	671,458	721,634
0.875% due 04/15/2010	1,109,857	1,051,591
3.500% due 01/15/2011	482,883	510,593
3.375% due 01/15/2012	5,305	5,626
3.000% due 07/15/2012	1,183,570	1,233,733
1.875% due 07/15/2013	552,764	536,937
2.000% due 01/15/2014	862,848	842,390
2.000% due 07/15/2014	886,604	864,958
1.625% due 01/15/2015	427,795	403,849
1.875% due 07/15/2015	867,646	834,703
2.375% due 01/15/2025	1,261,896	1,268,552
2.000% due 01/15/2026	431,941	409,467
3.625% due 04/15/2028	838,458	1,030,910
3.875% due 04/15/2029	627,382	805,402
3.375% due 04/15/2032	83,795	103,251
U.S. Treasury Bonds
8.875% due 08/15/2017	20,000	26,711
6.250% due 08/15/2023	3,000	3,403
6.625% due 02/15/2027	13,400	16,074
4.500% due 02/15/2036	47,800	44,865
U.S. Treasury Notes
3.875% due 09/15/2010	29,640	28,520
4.125% due 05/15/2015	6,900	6,522
4.500% due 11/15/2015	1,500	1,456

Total U.S. Treasury Obligations (Cost $13,103,982)		12,802,494

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

March 31, 2006

	Principal Amount (000s)		Value (000s)
MORTGAGE-BACKED SECURITIES 0.3%

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		$3,215	$3,204
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		10,184	10,223
GSR Mortgage Loan Trust
4.541% due 09/25/2035		28,641	28,002

Total Mortgage-Backed Securities (Cost $41,854)			41,429

ASSET-BACKED SECURITIES 0.5%

AAA Trust
4.918% due 11/26/2035		1,663	1,666
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 01/25/2036		4,330	4,333
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		1,660	1,661
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		400	400
First NLC Trust
4.938% due 02/25/2036		12,175	12,182
GSR Mortgage Loan Trust
4.918% due 12/25/2030		1,808	1,809
Mastr Asset-Backed Securities Trust
4.898% due 01/25/2036		3,911	3,914
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		9,224	9,224
Quest Trust
4.998% due 03/25/2035		300	301
Residential Asset Securities Corp.
4.892% due 06/25/2027		2,800	2,802
4.908% due 01/25/2036		4,537	4,541
SLM Student Loan Trust
4.643% due 07/25/2013		785	785
Soundview Home Equity Loan Trust
4.918% due 12/25/2035		4,440	4,443
4.888% due 02/25/2036		4,011	4,014
4.910% due 04/25/2036		1,700	1,701
WFS Financial Owner Trust
3.590% due 10/19/2009		8,500	8,384

Total Asset-Backed Securities (Cost $62,126)			62,160

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.188% due 04/15/2006		40	40
5.250% due 04/15/2009		41	41
5.250% due 04/15/2012		8,259	8,276
Mexico Government International Bond
6.375% due 01/16/2013		413	424
Russia Government International Bond
10.000% due 06/26/2007		4,000	4,219

Total Sovereign Issues (Cost $12,666)			13,000

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.8%

Canadian Government Bond
3.000% due 12/01/2036 (c)	C$	21,225	24,466
Finland Government Bond
2.750% due 07/04/2006	EC	34,000	41,213
France Government Bond
3.000% due 07/25/2012 (c)		10,823	14,349
3.150% due 07/25/2032 (c)		1,061	1,663
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,204	5,267
Pylon Ltd.
4.204% due 12/18/2008		2,600	3,192
6.604% due 12/22/2008		4,300	5,275

Total Foreign Currency-Denominated Issues (Cost $89,698)			95,425

	Notional Amount (000s)
PURCHASED PUT OPTIONS (l) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	29,500	1,226

Total Purchased Put Options (Cost $864)			1,226

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (l) 5.5%

Commercial Paper 0.8%

Cox Communications, Inc.
4.720% due 07/17/2006		$12,300	12,120
Freddie Mac
4.650% due 04/03/2006		60,000	60,000
UBS Finance Delaware LLC
4.830% due 04/03/2006		27,100	27,100

			99,220

Tri-Party Repurchase Agreement 0.0%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $4,170. Repurchase proceeds are $4,087.)		4,086	4,086

Belgium Treasury Bills 1.6%

2.097% due 04/13/2006-09/14/2006 (d)	EC	157,960	188,904

Germany Treasury Bills 1.4%

2.624% due 07/12/2006-08/16/2006 (d)	EC	138,840	$165,443

Netherlands Treasury Bills 0.9%

2.394% due 04/28/2006		88,300	106,828

U.S. Treasury Bills 0.8%

4.529% due 06/01/2006-06/15/2006 (d)(f)(g)(h)		$91,830	90,912

Total Short-Term Instruments (Cost $653,242)			655,393

Total Investments (a) 137.1% (Cost $16,513,044)			$16,208,251

Written Options (j) (0.0%) (Premiums $1,431)			(1,943)

Other Assets and Liabilities (Net) (37.1%)			(4,384,844)

Net Assets 100.0%			$11,821,464

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,335,858 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Residual Interest bond.
(f)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $4,751 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(h)	Securities with an aggregate market value of $19,833 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,071	$(1,280)
90-Day Eurodollar December Futures	Long	12/2007	1,995	(1,094)
90-Day Eurodollar June Futures	Long	06/2007	3,066	(2,306)
90-Day Eurodollar March Futures	Long	03/2007	1,466	(1,741)
90-Day Eurodollar March Futures	Long	03/2008	1,609	(618)
90-Day Eurodollar September Futures	Long	09/2007	3,066	(2,134)
Euro-Bund 10-Year Note June Futures	Short	06/2006	1,046	1,217
U.S. Treasury 10-Year Note June Futures	Long	06/2006	5,386	(7,368)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	3,841	10,363
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,193	(2,910)

				$(7,871)

34  PIMCO Funds Annual Report  |  3.31.06

(i)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$97
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		41,300	(148)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	123
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	(313)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(133)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	4,900	10
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(192)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	58
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	134
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	(76)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	(182)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		70,600	2,482
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	2,818
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	43
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$314,200	6,444
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		74,100	1,345
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		48,550	(293)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		301,200	6,183
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		85,800	1,760
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		113,100	1,507
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		155,700	3,193
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,000	253
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		170,000	(1,027)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		95,900	119
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		154,400	(933)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		115,800	2,034

							$25,306

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007		$3,000	$4
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007		2,500	28
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006		3,900	(23)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		3,400	(21)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007		3,000	48
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		3,000	63
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007		2,000	24
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		7,600	(27)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006		2,000	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		1,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007		2,000	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007		2,600	28
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007		10,400	(144)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007		6,200	(99)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006		1,000	(18)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007		500	(2)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007		1,000	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007		700	(2)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007		1,000	16
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007		5,000	52
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		1,600	(24)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006		1,500	4
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006		2,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006		1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006		1,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006		3,300	(13)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		5,000	105
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007		3,100	(163)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,000	21
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007		1,000	9
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		5,400	(79)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006		3,000	17

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

March 31, 2006

Counterparty	Reference Entity	Buy/ Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	$5,600	$(17)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,900	(7)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	93
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	(50)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	3,000	(16)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	5,300	(35)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	1,000	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	(14)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	4,400	112
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	(18)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,100	(12)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	10,000	(67)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	(5)

						$(143)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
ABN AMRO Bank, N.V.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	208,500,000	$3,796
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	108,350,000	1,974
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,507,600,000	27,386
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,663,480,895	30,247
Goldman Sachs & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	250,000,000	4,551
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	79,070,000	1,441
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/17/2006	3,090,160,000	50,392
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	15,540,000	283
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	15,900,000	289
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	54,690,000	993
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,085,000,000	19,729

					$141,081

(j)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	676	$357	$11
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	676	378	718
Put - CBOT U.S. Treasury 30-year Bond June Futures	110.000	05/26/2006	733	696	1,214

				$1,431	$1,943

(k) Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.000%	11/15/2007	$1,000	$972	$983
U.S. Treasury Note	3.375%	02/15/2008	75,000	73,130	73,450
U.S. Treasury Note	4.750%	05/15/2014	110,200	109,863	111,382

				$183,965	$185,815

*	Market value includes $2,501 of interest payable on short sales.

36  PIMCO Funds Annual Report  |  3.31.06

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	495	05/2006	$5	$0	$5
Sell	C$	19,936	05/2006	16	0	16
Sell	EC	414,710	04/2006	938	(1,205)	(267)
Buy	JY	10,171,551	05/2006	264	0	264
Buy	PZ	2,748	09/2006	0	(5)	(5)
Buy	RR	23,123	09/2006	0	(2)	(2)
Buy	SV	24,660	09/2006	0	(1)	(1)

				$1,223	$(1,213)	$10

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  37

Schedule of Investments

European StocksPLUS® TR Strategy Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.5%

Banking & Finance 1.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13
Ford Motor Credit Co.
5.700% due 01/15/2010	100	89

		102

Industrials 0.1%

HCA, Inc.
5.250% due 11/06/2008	10	10

Total Corporate Bonds & Notes (Cost $116)		112

MUNICIPAL BONDS & NOTES 1.4%

Akron, Ohio Income Tax Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 12/01/2033	20	20
Austin, Texas State University Systems Financing Revenue Bonds, (FSA Insured), Series 2004
5.000% due 03/15/2034	30	31
Austin, Texas State University Systems Financing Revenue Notes, (FSA Insured), Series 2004
5.000% due 03/15/2030	30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.580% due 06/15/2034	15	16

Total Municipal Bonds & Notes (Cost $97)		98

U.S. GOVERNMENT AGENCIES 59.8%

Fannie Mae
4.000% due 08/25/2009	36	36
4.617% due 08/01/2035	74	74
4.669% due 10/01/2035	90	90
4.680% due 10/01/2035	94	93
4.713% due 10/01/2035	94	94
4.774% due 12/01/2034	68	67
4.836% due 02/01/2034	50	49
5.000% due 03/01/2020	427	417
5.404% due 07/01/2032	58	58
5.500% due 02/01/2035 - 04/12/2036 (b)	2,694	2,631
5.875% due 11/25/2023	100	103
Freddie Mac
2.750% due 02/15/2012	36	36
3.000% due 05/15/2022	100	96
3.500% due 01/15/2010 - 05/15/2022 (b)	119	116
4.000% due 06/15/2022	84	82
4.500% due 11/15/2013	100	98
4.949% due 10/15/2020	44	44
5.000% due 12/15/2023	98	97
5.018% due 07/25/2044	66	67
5.500% due 08/15/2030	2	2

Total U.S. Government Agencies (Cost $4,430)		4,350

U.S. TREASURY OBLIGATIONS 3.6%

U.S. Treasury Bond
8.750% due 05/15/2017	200	264

Total U.S. Treasury Obligations (Cost $277)		264

MORTGAGE-BACKED SECURITIES 3.6%

Citigroup Mortgage Loan Trust, Inc.
4.900% due 02/25/2036	99	98
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	39	39
Washington Mutual, Inc.
5.088% due 12/25/2027	50	50
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	75	75

Total Mortgage-Backed Securities (Cost $262)		262

ASSET-BACKED SECURITIES 1.0%

Structured Asset Securities Corp.
4.900% due 04/25/2035	77	75

Total Asset-Backed Securities (Cost $76)		75

SOVEREIGN ISSUES 1.8%

Brazilian Government International Bond
5.250% due 04/15/2012	15	15
10.500% due 07/14/2014	25	31
8.000% due 01/15/2018	10	11
Mexico Government International Bond
10.375% due 02/17/2009	20	23
Panama Government International Bond
9.625% due 02/08/2011	8	9
Peru Government International Bond
9.125% due 02/21/2012	21	24
Russia Government International Bond
8.250% due 03/31/2010	20	21

Total Sovereign Issues (Cost $134)		134

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	3	0

Total Purchased Put Options (Cost $0)		0

	Shares

EXCHANGE-TRADED FUNDS 0.7%

streetTRACKS Dow Jones EURO STOXX 50 Fund	1,108	52

Total Exchange-Traded Funds (Cost $50)		52

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 33.3%

Commercial Paper 17.8%

Fannie Mae
4.316% due 04/03/2006	$200	200
4.735% due 06/21/2006	200	198
Federal Home Loan Bank
4.630% due 04/03/2006	200	200
Freddie Mac
4.650% due 04/03/2006	200	200
HBOS Treasury Services PLC
4.795% due 06/14/2006	100	99
Rabobank USA Financial Corp.
4.830% due 04/03/2006	200	200
UBS Finance Delaware LLC
4.830% due 04/03/2006	200	200

		1,297

Repurchase Agreements 14.7%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $925. Repurchase proceeds are $900.)	900	900
State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $172. Repurchase proceeds are $168.)	168	168

		1,068

U.S. Treasury Bills 0.8%

4.496% due 06/15/2006 (c)	55	54

Total Short-Term Instruments (Cost $2,419)		2,419

Total Investments (a) 106.7% (Cost $7,861)		$7,766

Written Options (e) (0.0%) (Premiums $2)		(1)

Other Assets and Liabilities (Net) (6.7%)		(488)

Net Assets 100.0%		$7,277

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $98 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $54 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	5	$(6)
90-Day Eurodollar June Futures	Long	06/2006	3	(3)
90-Day Eurodollar March Futures	Long	03/2007	2	(2)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	10	(8)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	4	(15)

				$(34)

38  PIMCO Funds Annual Report  |  3.31.06

(d)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	100	$3
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013	JY	17,000	1
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$200	(4)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		400	8
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		500	(7)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		700	(16)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2013		600	(15)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		300	6
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	4
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		700	(13)

							$(33)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	streetTRACKS Dow Jones EURO STOXX 50 Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	154,381	$24

(e)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	100	1	1

							$2	$1

(f)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.250%	11/15/2013	$300	$290	$293
U.S. Treasury Note	4.750%	05/15/2014	200	199	202

				$489	$495

*	Market value includes $9 of interest payable on short sales.

(g)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	5,746	04/2006	$0	$(10)	$(10)
Sell		230	06/2006	1	0	1
Buy	JY	5,360	04/2006	0	0	0
Buy		8,857	05/2006	0	0	0
Buy	SK	23	06/2006	0	0	0

				$1	$(10)	$(9)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  39

Schedule of Investments

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.4%

Banking & Finance 1.0%

Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13
Ford Motor Credit Co.
5.700% due 01/15/2010	100	89
Rabobank Nederland
4.640% due 01/15/2009	100	100
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	100	100

		302

Industrials 0.0%

HCA, Inc.
5.250% due 11/06/2008	10	10

Utilities 0.4%

NRG Energy, Inc.
7.375% due 02/01/2016	100	102

Total Corporate Bonds & Notes (Cost $416)		414

MUNICIPAL BONDS & NOTES 0.3%

Akron, Ohio Income Tax Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 12/01/2033	20	21
Austin, Texas State University Systems Financing Revenue Bonds, (FSA Insured), Series 2004
5.000% due 03/15/2034	30	31
Austin, Texas State University Systems Financing Revenue Notes, (FSA Insured), Series 2004
5.000% due 03/15/2030	30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.580% due 06/15/2034	15	16

Total Municipal Bonds & Notes (Cost $97)		99

U.S. GOVERNMENT AGENCIES 63.9%

Fannie Mae
4.000% due 08/25/2009	36	36
4.194% due 11/01/2034	88	87
4.617% due 08/01/2035	74	74
4.669% due 10/01/2035	90	90
4.687% due 10/01/2035	94	93
4.713% due 10/01/2035	94	94
4.810% due 09/22/2006	200	200
4.818% due 09/01/2044 - 10/01/2044 (a)	582	585
4.836% due 02/01/2034	50	49
5.000% due 01/01/2020	409	399
5.168% due 05/25/2042 - 09/25/2042 (a)	212	213
5.404% due 07/01/2032	58	58
5.500% due 02/01/2034 - 05/11/2036 (a)	16,848	16,447
5.875% due 11/25/2023	100	103
Freddie Mac
2.750% due 02/15/2012	36	36
3.500% due 03/15/2010 - 01/15/2023 (a)	422	413
4.000% due 07/15/2017	26	26
4.500% due 08/15/2009	10	10
4.949% due 10/15/2020	44	44
5.000% due 06/15/2013	16	16
5.500% due 08/15/2030	2	2

Total U.S. Government Agencies (Cost $19,226)		19,075

U.S. TREASURY OBLIGATIONS 19.8%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	250	253
2.000% due 01/15/2016	100	97
U.S. Treasury Bonds
8.750% due 05/15/2017	300	396
8.875% due 08/15/2017	100	133
8.125% due 08/15/2019	100	130
U.S. Treasury Note
3.875% due 05/15/2010	5,070	4,892

Total U.S. Treasury Obligations (Cost $5,988)		5,901

MORTGAGE-BACKED SECURITIES 6.3%

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	96	93
Citigroup Mortgage Loan Trust, Inc.
4.900% due 02/25/2036	297	293
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	85	83
4.861% due 02/25/2036	99	100
4.986% due 02/25/2036	100	100
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	96	95
Downey Savings & Loan Association Mortgage Loan Trust
5.842% due 07/19/2044	43	44
GSR Mortgage Loan Trust
5.500% due 11/25/2035	94	94
Harborview Mortgage Loan Trust
5.016% due 03/19/2036	100	100
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	39	39
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	61	59
Lehman XS Trust
5.000% due 05/25/2046	100	100
Mellon Residential Funding Corp.
5.189% due 12/15/2030	104	103
Structured Adjustable Rate Mortgage Loan Trust
5.288% due 01/25/2035	117	118
Structured Asset Mortgage Investments, Inc.
5.098% due 02/25/2035	100	100
1.000% due 03/25/2036	100	100
Structured Asset Securities Corp.
5.000% due 12/25/2034	168	166
Washington Mutual, Inc.
4.674% due 05/25/2041	85	86

Total Mortgage-Backed Securities (Cost $1,875)		1,873

ASSET-BACKED SECURITIES 12.7%

ACE Securities Corp.
4.888% due 12/25/2035	93	93
4.968% due 12/25/2035	100	100
4.898% due 02/25/2036	94	94
Ameriquest Mortgage Securities, Inc.
4.898% due 03/25/2035	98	98
Argent Securities, Inc.
4.898% due 03/25/2036	96	96
Bear Stearns Asset-Backed Securities, Inc.
4.898% due 11/25/2035	92	93
4.888% due 12/25/2035	94	94
Centex Home Equity
4.928% due 10/25/2035	75	75
Chase Credit Card Master Trust
5.129% due 11/17/2008	100	100
Citigroup Mortgage Loan Trust, Inc.
4.898% due 12/27/2036	91	91
Countrywide Asset-Backed Certificates
4.978% due 08/25/2033	95	95
4.948% due 02/25/2036	98	98
First Franklin Mortgage Loan Asset-Backed Certificates
4.888% due 03/25/2035	96	96
First NLC Trust
4.938% due 02/25/2036	378	378
GSAMP Trust
4.908% due 11/25/2035	94	94
4.891% due 04/25/2036	100	100
GSR Mortgage Loan Trust
4.918% due 12/25/2030	90	91
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033	34	34
Home Equity Asset Trust
4.898% due 05/25/2036	96	96
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035	95	95
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036	97	97
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026	86	86
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036	183	183
4.889% due 04/25/2036	100	100
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035	87	87
Metris Master Trust
5.096% due 11/20/2009	100	100
Nelnet Student Loan Trust
4.750% due 08/23/2011	100	100
Popular ABS Mortgage Pass-Through Trust
4.928% due 09/25/2035	69	69
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007	96	96
4.898% due 01/25/2036	92	92
Residential Asset Securities Corp.
4.898% due 10/27/2024	97	97
4.908% due 01/25/2036	95	95
Securitized Asset Backed Receivables LLC Trust
4.888% due 10/25/2035	86	86
4.938% due 01/25/2036	63	63
SLM Student Loan Trust
4.960% due 03/15/2013	70	70
4.643% due 07/25/2013	83	83
Soundview Home Equity Loan Trust
4.888% due 02/25/2036	95	96
Structured Asset Securities Corp.
4.900% due 04/25/2035	77	75

Total Asset-Backed Securities (Cost $3,785)		3,786

SOVEREIGN ISSUES 0.5%

Brazilian Government International Bond
5.250% due 04/15/2012	31	31
10.500% due 07/14/2014	25	31
8.000% due 01/15/2018	21	23
Mexico Government International Bond
10.375% due 02/17/2009	20	22
Panama Government International Bond
9.625% due 02/08/2011	8	9
Peru Government International Bond
9.125% due 02/21/2012	11	12
Russia Government International Bond
8.250% due 03/31/2010	10	11
Ukraine Government International Bond
11.000% due 03/15/2007	4	4

Total Sovereign Issues (Cost $142)		143

40  PIMCO Funds Annual Report  |  3.31.06

	# of Contracts	Value (000s)
PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 06/19/2006	$2	$0
90-Day Eurodollar June Futures (CME)
Strike @ $94.500 Exp. 12/18/2006	10	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY 115.000 Exp. 05/26/2006	$300	3
Strike @ JY 115.000 Exp. 07/03/2006	1,000	12

Total Purchased Put Options (Cost $17)		15

	Shares

EXCHANGE-TRADED FUNDS 1.1%

iShares MSCI Hong Kong Index Fund	7,509	101
iShares MSCI Malaysia Index Fund	1,317	10
iShares MSCI Singapore Index Fund	835	7
iShares MSCI South Korea Index Fund	822	39
iShares MSCI Taiwan Index Fund	14,392	183

Total Exchange-Traded Funds (Cost $329)		340

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 41.9%

Commercial Paper 39.0%

Bank of Ireland
4.605% due 05/09/2006	$600	597
BNP Paribas Finance
4.430% due 04/20/2006	500	499
4.660% due 05/22/2006	300	298
CBA (de) Finance
4.810% due 06/19/2006	800	791
Danske Corp.
4.740% due 06/08/2006	800	793
Dexia Delaware LLC
4.600% due 05/09/2006	600	597
DnB NORBank ASA
4.470% due 04/28/2006	500	499
Fannie Mae
4.735% due 06/21/2006	800	791
4.678% due 06/28/2006	800	791
ForeningsSparbanken AB
4.605% due 05/09/2006	600	597
HBOS Treasury Services PLC
4.610% due 05/09/2006	600	597
ING U.S. Funding LLC
4.600% due 05/08/2006	600	597
IXIS Commercial Paper Corp.
4.440% due 04/19/2006	500	499
Nordea N.A., Inc.
4.500% due 04/20/2006	600	599
Rabobank USA Financial Corp.
4.830% due 04/03/2006	700	700
Skandinaviska Enskilda Banken AB
4.830% due 06/22/2006	800	791
Societe Generale N.A.
4.670% due 05/23/2006	300	298
UBS Finance Delaware LLC
4.830% due 04/03/2006	200	200
4.660% due 05/22/2006	300	298
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006	800	795

		11,627

Repurchase Agreement 0.9%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $272. Repurchase proceeds are $264.)	264	264

U.S. Treasury Bills 2.0%

4.474% due 06/01/2006- 06/15/2006 (a)(d)(e)	605	600

Total Short-Term Instruments (Cost $12,494)		12,491

Total Investments (b) 147.90% (Cost $44,369)		$44,137

Written Options (g) (0.0%) (Premiums $11)		(8)

Other Assets and Liabilities (Net) (47.9%)		(14,301)

Net Assets 100.0%		$29,828

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	As of March 31, 2006, portfolio securities with an aggregate market value of $811 were valued with reference to securities whose prices are more readily obtainable.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $496 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $104 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	4	$(5)
90-Day Eurodollar June Futures	Long	06/2006	2	(2)
90-Day Eurodollar March Futures	Long	03/2007	3	(3)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	2	0
U.S. Treasury 10-Year Note June Futures	Long	06/2006	53	(63)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	3	10

				$(63)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  41

Schedule of Investments (Cont.)

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

March 31, 2006

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	200	$5
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	400	17
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		100	3
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013	JY	70,000	6
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$400	(5)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		200	(4)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2013		1,200	(35)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		600	12
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		300	(16)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		100	(1)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		100	(6)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		800	(14)

							$(38)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	629,291	$40
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	359,109	17
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	447,425	2
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	190,007	157
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	430,892	33

					$249

(g)	Written options outstanding on March 31, 2006:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	Goldman Sachs & Co.	JY	112.000	07/03/2006	$1,000	$6	$6
Put - OTC U.S. dollar versus Japanese Yen	J.P. Morgan Chase & Co.		112.000	05/26/2006	200	1	0
Put - OTC U.S. dollar versus Japanese Yen	Morgan Stanley Dean Witter & Co.		112.000	05/26/2006	100	1	0

						$8	$6

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$200	$2	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	200	1	2

							$3	$2

(h)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.250%	11/15/2013	$300	$290	$293
U.S. Treasury Note	4.750%	05/15/2014	200	199	202

				$489	$495

*	Market value includes $9 of interest payable on short sales.

(i)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	58	06/2006	$0	$0	$0
Sell	H$	66,340	04/2006	12	0	12
Buy	JY	39,708	05/2006	1	0	1
Sell	KW	8,697,866	08/2006	35	0	35
Sell	MR	5,300	08/2006	0	(8)	(8)
Sell	S$	640	04/2006	0	(2)	(2)
Sell		5,536	08/2006	0	(26)	(26)
Sell	T$	177,938	08/2006	37	0	37

				$85	$(36)	$49

42  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

Fundamental IndexPLUS Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.4%

Banking & Finance 9.5%

American Express Credit Corp.
4.740% due 12/12/2007	$100	$100
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	100	100
Bear Stearns Cos., Inc.
4.810% due 04/29/2008	500	501
5.050% due 03/30/2009	300	300
CIT Group, Inc.
4.850% due 08/24/2007	100	100
5.000% due 11/24/2008	100	99
4.980% due 11/03/2010	200	201
Citigroup, Inc.
5.000% due 12/26/2008	200	200
Eli Lilly Services, Inc.
4.940% due 09/12/2008	400	401
Ford Motor Credit Co.
6.500% due 01/25/2007	100	100
5.090% due 03/13/2007	200	194
5.880% due 03/21/2007	100	99
5.795% due 09/28/2007	300	288
General Motors Acceptance Corp.
5.645% due 05/18/2006	1,300	1,296
6.125% due 09/15/2006	200	199
6.090% due 09/23/2008	400	378
Goldman Sachs Group, Inc.
4.669% due 10/05/2007	100	100
4.810% due 11/10/2008	200	200
5.025% due 12/22/2008	200	200
HSBC Finance Corp.
6.538% due 11/13/2007	500	510
5.040% due 09/15/2008	100	100
John Deere Capital Corp.
5.045% due 06/28/2006	100	100
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	500	501
Morgan Stanley
4.830% due 02/09/2009	100	100
4.850% due 01/18/2011	200	201
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	200	200
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	200	200
4.990% due 09/19/2008	400	400
Wachovia Corp.
4.710% due 10/28/2008	100	100

		7,468

Industrials 3.6%

DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	200	201
El Paso Corp.
7.625% due 08/16/2007	100	102
6.500% due 06/01/2008	400	401
HCA, Inc.
7.250% due 05/20/2008	20	21
Morgan Stanley Bank AG
9.625% due 03/01/2013	10	12
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	300	300
Pemex Project Funding Master Trust
5.430% due 12/03/2012	200	200
7.375% due 12/15/2014	100	107
Safeway, Inc.
5.315% due 03/27/2009	700	700
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	200	205
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	200	203
Williams Cos., Inc.
5.935% due 02/16/2007	400	408

		2,860

Utilities 3.3%

AT&T, Inc.
4.951% due 11/14/2008	780	782
BellSouth Corp.
4.258% due 04/26/2021	250	250
CMS Energy Corp.
9.875% due 10/15/2007	200	214
Dominion Resources, Inc.
5.265% due 09/28/2007	100	100
Entergy Gulf States, Inc.
5.610% due 12/08/2008	200	200
Florida Power Corp.
5.141% due 11/14/2008	100	100
NiSource Finance Corp.
5.344% due 11/23/2009	200	201
NiSource, Inc.
3.628% due 11/01/2006	100	99
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	100	100
Sierra Pacific Power Co.
8.000% due 06/01/2008	400	418
Southern California Edison Co.
4.767% due 02/02/2009	100	100

		2,564

Total Corporate Bonds & Notes (Cost $12,897)		12,892

U.S. GOVERNMENT AGENCIES 13.9%

Fannie Mae
3.719% due 07/01/2034	65	64
4.390% due 11/01/2034	147	145
4.401% due 10/01/2034	60	59
4.428% due 07/01/2034	96	95
4.482% due 05/01/2035	144	142
4.496% due 05/01/2035	170	168
4.524% due 07/01/2035	409	405
4.555% due 09/01/2035	180	178
4.591% due 11/01/2035	287	284
4.619% due 09/01/2035	563	557
4.727% due 12/01/2033	194	192
4.868% due 09/25/2035	109	109
4.918% due 01/25/2021	1,886	1,883
5.000% due 09/01/2020	948	925
5.013% due 06/01/2035	552	550
5.168% due 09/25/2042	216	217
5.218% due 05/25/2031	233	234
5.500% due 04/12/2036- 05/11/2036 (b)	1,500	1,463
5.616% due 11/01/2035	92	94
Freddie Mac
3.500% due 01/15/2017	396	393
4.403% due 09/01/2035	285	281
4.555% due 09/01/2035	462	456
4.718% due 06/01/2035	366	357
4.719% due 08/01/2035	474	466
4.818% due 02/25/2045	242	243
5.000% due 04/15/2012- 07/15/2024 (b)	712	708
5.078% due 08/25/2031	85	86
5.099% due 12/15/2030	63	64
5.149% due 06/15/2018	42	42
Government National Mortgage Association
4.000% due 07/16/2027	57	56

Total U.S. Government Agencies (Cost $10,979)		10,916

MORTGAGE-BACKED SECURITIES 4.0%

Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035	456	449
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	97	97
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	508	498
4.861% due 02/25/2036	597	599
GMAC Mortgage Corp. Loan Trust
5.017% due 11/19/2035	91	90
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045	76	76
Mellon Residential Funding Corp.
5.189% due 12/15/2030	587	587
Structured Adjustable Rate Mortgage Loan Trust
5.018% due 06/25/2034	10	10
4.918% due 04/25/2035	6	7
Structured Asset Mortgage Investments, Inc.
5.098% due 02/25/2035	100	100
Washington Mutual, Inc.
4.915% due 11/25/2034	136	136
4.814% due 05/25/2041	77	77
5.108% due 10/25/2045	94	95
5.088% due 12/26/2045	98	98
Wells Fargo Mortgage Backed Securities Trust
4.950% due 03/25/2036	198	197

Total Mortgage-Backed Securities (Cost $3,122)		3,116

ASSET-BACKED SECURITIES 9.4%

AAA Trust
4.918% due 11/26/2035	62	62
ACE Securities Corp.
4.928% due 10/25/2035	311	311
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	61	61
Argent Securities, Inc.
4.938% due 10/25/2035	70	70
4.958% due 12/25/2035	315	316
Asset-Backed Funding Certificates
4.938% due 06/25/2035	184	184
4.928% due 08/25/2035	214	215
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035	8	8
4.918% due 07/25/2035	38	38
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 01/25/2029	38	38
5.018% due 09/25/2034	39	39
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	300	300
Citigroup Mortgage Loan Trust, Inc.
4.918% due 07/25/2035	58	58
4.928% due 09/25/2035	117	117
Countrywide Asset-Backed Certificates
4.988% due 12/25/2035	140	140
4.918% due 01/25/2036	74	74
FBR Securitization Trust
4.938% due 09/25/2035	260	260
4.958% due 09/25/2035	128	128
4.928% due 10/25/2035	220	221
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025	68	68
First NLC Trust
4.928% due 12/25/2035	75	75
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	181	181
Fremont Home Loan Trust
4.908% due 01/25/2036	85	85
GSAMP Trust
4.928% due 09/25/2035	341	341
4.928% due 01/25/2036	83	83
GSR Mortgage Loan Trust
4.918% due 12/25/2030	90	90
Home Equity Mortgage Trust
4.928% due 02/25/2036	144	144
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036	93	93

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  43

Schedule of Investments (Cont.)

Fundamental IndexPLUS Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		$167	$168
4.938% due 09/25/2035		142	142
4.908% due 01/25/2036		183	183
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2035		59	59
Morgan Stanley Asset-Backed Capital
4.998% due 05/25/2034		31	32
New Century Home Equity Loan Trust
4.928% due 09/25/2035		125	125
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008		100	100
Option One Mortgage Loan Trust
4.918% due 08/25/2035		77	77
4.918% due 11/25/2035		244	244
Park Place Securities, Inc.
4.928% due 08/25/2035		63	63
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		47	47
Quest Trust
4.898% due 10/25/2035		62	62
Renaissance Home Equity Loan Trust
4.968% due 10/25/2035		79	79
Residential Asset Mortgage Products, Inc.
4.918% due 03/25/2035		205	206
4.928% due 09/25/2035		170	170
4.928% due 10/25/2035		145	145
Residential Asset Securities Corp.
4.928% due 09/25/2035		79	79
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		169	169
SACO I, Inc.
4.180% due 11/25/2020		65	65
4.928% due 07/25/2035		53	53
4.928% due 09/25/2035		153	153
Securitized Asset-Backed Receivables LLC Trust
4.908% due 03/25/2035		37	37
SLM Student Loan Trust
4.960% due 03/15/2013		23	23
4.643% due 07/25/2013		124	124
4.633% due 01/26/2015		142	141
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		55	55
4.918% due 07/25/2035		25	25
4.928% due 11/25/2035		161	161
4.918% due 12/25/2035		89	89
Structured Asset Securities Corp.
4.918% due 08/25/2035		57	57
4.948% due 12/25/2035		248	248
Wachovia Auto Owner Trust
4.820% due 02/20/2009		200	200

Total Asset-Backed Securities (Cost $7,378)			7,381

SOVEREIGN ISSUES 0.3%

Korea Development Bank
5.050% due 11/22/2012		100	100
Russia Government International Bond
5.000% due 03/31/2030		100	110

Total Sovereign Issues (Cost $211)			210

	Notional Amount (000s)
PURCHASED CALL OPTIONS (f) 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$2,000	0
Strike @ 4.750% Exp. 05/02/2006		2,000	0
Strike @ 4.500% Exp. 10/04/2006		1,200	0
Strike @ 4.250% Exp. 10/12/2006		2,000	0
Strike @ 4.500% Exp. 10/18/2006		2,000	1
Strike @ 4.800% Exp. 12/22/2006		2,000	3
Strike @ 5.000% Exp. 03/08/2007		2,000	7
2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	300	0

Total Purchased Call Options (Cost $53)			11

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $ 92.250 Exp. 12/18/2006		70	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		$100	1
Strike @ JY115.000 Exp. 05/26/2006		200	1
Strike @ JY116.000 Exp. 05/26/2006		100	1
Strike @ JY115.000 Exp. 05/26/2006		100	1

Total Purchased Put Options (Cost $8)			4

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (f) 57.6%

Certificates of Deposit 0.9%

Barclays Bank PLC
4.530% due 01/29/2007		$700	701

Commercial Paper 47.2%

ASB Bank Ltd.
4.630% due 05/10/2006		1,800	1,791
Bank of Ireland
4.610% due 05/08/2006		1,800	1,792
Barclays U.S. Funding Corp.
4.645% due 05/15/2006		1,500	1,492
BNP Paribas Finance
4.660% due 05/22/2006		500	497
Carolina Power & Light Co.
4.560% due 04/21/2006		100	100
CBA (de) Finance
4.810% due 06/19/2006		500	495
Danske Corp.
4.420% due 04/06/2006		1,000	1,000
4.490% due 04/24/2006		900	898
Dexia Delaware LLC
4.840% due 06/27/2006		2,100	2,075
DnB NORBank ASA
4.710% due 06/01/2006		2,000	1,985
Fannie Mae
4.735% due 06/21/2006		2,100	2,077
Florida Power Corp.
4.560% due 04/24/2006		100	100
4.630% due 04/28/2006		200	199
Freddie Mac
4.354% due 05/16/2006		1,200	1,194
General Electric Capital Corp.
4.600% due 05/09/2006		1,800	1,792
HBOS Treasury Services PLC
4.610% due 05/09/2006		1,200	1,194
4.630% due 05/15/2006		965	960
ING U.S. Funding LLC
4.480% due 04/19/2006		1,200	1,198
4.600% due 05/08/2006		800	796
IXIS Commercial Paper Corp.
4.600% due 05/04/2006		1,900	1,892
Nordea N.A., Inc.
4.500% due 04/20/2006		500	499
4.650% due 05/15/2006		1,700	1,691
Rabobank USA Financial Corp.
4.830% due 04/03/2006		800	800
Skandinaviska Enskilda Banken AB
4.780% due 06/09/2006		2,100	2,081
Societe Generale N.A.
4.670% due 05/22/2006		1,600	1,590
Spintab AB
4.550% due 04/26/2006		500	498
4.700% due 05/26/2006		1,700	1,688
UBS Finance Delaware LLC
4.480% due 04/20/2006		1,700	1,696
4.660% due 05/22/2006		500	497
Westpac Capital Corp.
4.715% due 05/30/2006		500	496
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006		2,000	1,987

			37,050

Repurchase Agreement 2.0%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,589. Repurchase proceeds are $1,557.)		1,556	1,556

France Treasury Bills 1.7%

2.570% due 07/06/2006- 07/20/2006 (b)	EC	1,100	1,322

Germany Treasury Bills 1.0%

2.653% due 08/16/2006		670	809

Netherlands Treasury Bills 4.0%

2.469% due 05/31/2006		2,600	3,138

U.S. Treasury Bills 0.8%

4.495% due 06/01/2006- 06/15/2006 (b)(c)		$625	619

Total Short-Term Instruments (Cost $45,147)			45,195

Total Investments (a) 101.6% (Cost $79,795)			$79,725

Written Options (e) (0.3%) (Premiums $202)			(270)

Other Assets and Liabilities (Net) (1.3%)			(1,017)

Net Assets 100.0%			$78,438

44  PIMCO Funds Annual Report  |  3.31.06

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $399 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $619 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	39	$(19)
90-Day Eurodollar December Futures	Short	12/2008	13	6
90-Day Eurodollar June Futures	Long	06/2007	41	(22)
90-Day Eurodollar June Futures	Short	06/2008	13	6
90-Day Eurodollar March Futures	Long	03/2007	7	(3)
90-Day Eurodollar March Futures	Short	03/2008	13	6
90-Day Eurodollar September Futures	Long	09/2007	26	(13)
90-Day Eurodollar September Futures	Short	09/2008	13	6

				$(33)

(d)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	$400	$5
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	500	13

						$18

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$200	$(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	200	(1)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	300	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	200	(3)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2006	200	1

						$(3)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	129,775	$173
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	06/30/2006	150,000	203
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	422,655	577

					$953

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  45

Schedule of Investments (Cont.)

Fundamental IndexPLUS Fund

March 31, 2006

(e)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	10	$2	$1
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	2	1	0
Call - CME S&P 500 Index June Futures		1320.000	06/16/2006	4	21	17
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	10	1	3
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	2	1	2
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	160	107	222
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	4	4	8
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	2	1	2

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$100	0	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	100	1	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	200	1	0

					$140	$255

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	100	$2	$1
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		200	1	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		$500	6	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		1,000	13	4
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	10	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		1,000	6	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		1,000	10	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	7	0

								$62	$15

(f)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	604	03/2007	$0	$0	$0
Buy	EC	79	04/2006	0	0	0
Sell		742	04/2006	0	(6)	(6)
Buy		81	06/2006	0	0	0
Sell		3,097	06/2006	20	0	20
Buy	JY	129,725	05/2006	0	(2)	(2)

				$20	$(8)	$12

46  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

Fundamental IndexPLUS TR Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.9%

Banking & Finance 9.0%

American International Group, Inc.
5.050% due 10/01/2015	$100	$96
Bear Stearns Cos., Inc.
4.810% due 04/29/2008	3,400	3,409
5.050% due 03/30/2009	2,100	2,101
CIT Group Holdings, Inc.
4.810% due 01/30/2009	3,600	3,604
CIT Group, Inc.
4.980% due 11/03/2010	1,400	1,405
Citigroup, Inc.
4.200% due 12/20/2007	2,700	2,653
4.730% due 05/02/2008	5,000	5,005
5.000% due 12/26/2008	2,000	2,001
Export-Import Bank of China
4.875% due 07/21/2015	100	94
Ford Motor Credit Co.
5.880% due 03/21/2007	1,100	1,084
Goldman Sachs Group, Inc.
4.669% due 10/05/2007	2,500	2,507
5.025% due 12/22/2008	1,300	1,301
HBOS PLC
5.920% due 09/29/2049	100	97
HSBC Bank USA N.A.
4.710% due 07/28/2008	3,100	3,104
HSBC Finance Corp.
5.040% due 09/15/2008	300	301
John Deere Capital Corp.
5.045% due 06/28/2006	300	300
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	900	902
Morgan Stanley
4.854% due 01/22/2009	2,600	2,603
4.830% due 02/09/2009	2,500	2,504
Petroleum Export Ltd.
5.265% due 06/15/2011	98	96
Resona Bank Ltd.
5.850% due 09/29/2049	200	194
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	1,200	1,201
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	1,400	1,401
SLM Corp.
4.833% due 07/25/2008	5,300	5,319
Textron Financial Corp.
4.891% due 10/06/2006	3,900	3,911
USB Capital IX
6.189% due 03/29/2049	200	198

		47,391

Industrials 3.8%

DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	4,700	4,715
General Electric Co.
4.910% due 12/09/2008	3,600	3,601
HJ Heinz Co.
6.428% due 12/01/2020	100	102
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	1,200	1,201
Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	383
Safeway, Inc.
5.315% due 03/27/2009	5,200	5,203
Tyco International Group S.A.
5.800% due 08/01/2006	4,020	4,025
Williams Cos., Inc.
6.375% due 10/01/2010	700	697

		19,927

Utilities 1.1%

BellSouth Corp.
4.258% due 04/26/2021	700	700
Florida Power Corp.
5.141% due 11/14/2008	3,300	3,303
Midamerican Energy Holdings Co.
6.125% due 04/01/2036	600	589
Ras Laffan Liquefied Natural Gas Corp.
5.838% due 09/30/2027	250	239
Southern California Edison Co.
4.767% due 02/02/2009	800	801

		5,632

Total Corporate Bonds & Notes (Cost $73,017)		72,950

MUNICIPAL BONDS & NOTES 1.0%

Henderson, Nevada General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 06/01/2035	1,301	1,434
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	300	301
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	110
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	671
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.000% due 06/15/2033	969	995
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,500	1,538

Total Municipal Bonds & Notes (Cost $5,030)		5,049

U.S. GOVERNMENT AGENCIES 48.6%

Fannie Mae
4.362% due 03/01/2035	432	428
4.401% due 10/01/2034	537	531
4.442% due 07/01/2034	1,666	1,637
4.464% due 01/01/2035	2,000	1,957
4.500% due 08/01/2035	2,398	2,348
4.524% due 07/01/2035	2,211	2,184
4.555% due 09/01/2035	1,171	1,158
4.619% due 09/01/2035	2,534	2,506
4.640% due 07/01/2035	1,788	1,771
4.689% due 02/25/2036	200	196
4.691% due 10/01/2035	1,181	1,172
4.695% due 12/01/2033	1,210	1,199
4.727% due 12/01/2033	1,010	1,000
4.837% due 06/01/2035	2,393	2,361
4.868% due 09/25/2035	653	654
5.000% due 06/25/2027 - 05/11/2036 (b)	37,047	35,314
5.013% due 06/01/2035	2,482	2,475
5.168% due 09/25/2042	1,584	1,593
5.500% due 07/01/2035 - 05/11/2036 (b)	177,908	173,632
5.616% due 11/01/2035	737	754
6.000% due 04/12/2036	2,000	2,000
Freddie Mac
4.403% due 09/01/2035	1,226	1,206
4.500% due 10/15/2022	2,401	2,374
4.718% due 06/01/2035	2,810	2,738
4.719% due 08/01/2035	2,200	2,163
4.818% due 02/25/2045	242	243
4.822% due 10/01/2035	1,662	1,652
4.904% due 11/01/2034	1,739	1,712
5.000% due 04/15/2012 - 01/15/2024 (b)	4,806	4,787
5.078% due 08/25/2031	443	445
5.149% due 06/15/2018	250	250
Government National Mortgage Association
4.000% due 07/16/2027	343	339

Total U.S. Government Agencies (Cost $256,837)		254,779

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	1,052	1,058
2.000% due 01/15/2026	2,798	2,652
3.625% due 04/15/2028	245	301

Total U.S. Treasury Obligations (Cost $4,187)		4,011

MORTGAGE-BACKED SECURITIES 6.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	490	477
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035	2,462	2,427
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	392	387
4.900% due 12/25/2035	981	977
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	3,977	3,903
4.861% due 02/25/2036	4,577	4,592
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	288	285
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	775	768
4.969% due 11/15/2019	1,151	1,151
GSR Mortgage Loan Trust
4.541% due 09/25/2035	2,463	2,408
Indymac Index Mortgage Loan Trust
5.206% due 01/25/2036	1,402	1,394
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	939	932
Mellon Residential Funding Corp.
5.189% due 12/15/2030	4,313	4,315
Structured Adjustable Rate Mortgage Loan Trust
5.018% due 06/25/2034	63	63
5.358% due 08/25/2034	1,762	1,757
5.288% due 01/25/2035	1,876	1,889
4.918% due 04/25/2035	39	39
Structured Asset Mortgage Investments, Inc.
5.098% due 02/25/2035	499	499
Structured Asset Securities Corp.
4.918% due 09/25/2035	3,741	3,744
Washington Mutual, Inc.
4.814% due 05/25/2041	554	557
5.108% due 10/25/2045	282	284
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,587	1,572

Total Mortgage-Backed Securities (Cost $34,517)		34,420

ASSET-BACKED SECURITIES 7.7%

AAA Trust
4.918% due 11/26/2035	353	354
ACE Securities Corp.
4.928% due 10/25/2035	2,020	2,022

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  47

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Argent Securities, Inc.
4.938% due 10/25/2035		$490	$490
4.958% due 12/25/2035		1,576	1,577
Asset-Backed Funding Certificates
4.938% due 06/25/2035		1,241	1,242
4.928% due 08/25/2035		965	966
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035		62	62
4.918% due 07/25/2035		113	113
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 01/25/2029		172	172
5.018% due 09/25/2034		194	194
Citigroup Mortgage Loan Trust, Inc.
4.918% due 07/25/2035		175	175
4.928% due 09/25/2035		468	468
Countrywide Asset-Backed Certificates
4.918% due 08/25/2035		517	518
FBR Securitization Trust
4.938% due 09/25/2035		1,508	1,509
4.958% due 09/25/2035		638	638
4.928% due 10/25/2035		955	956
4.938% due 10/25/2035		1,153	1,154
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		307	308
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		815	813
Fremont Home Loan Trust
4.908% due 01/25/2036		848	849
GSAMP Trust
4.928% due 09/25/2035		1,842	1,843
4.928% due 01/25/2036		500	500
GSR Mortgage Loan Trust
4.918% due 12/25/2030		904	905
Home Equity Asset Trust
4.928% due 02/25/2036		3,159	3,162
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		1,046	1,047
4.938% due 09/25/2035		640	640
4.908% due 01/25/2036		1,098	1,098
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2035		336	336
Metris Master Trust
5.096% due 11/20/2009		800	801
Morgan Stanley Asset-Backed Capital
4.998% due 05/25/2034		113	113
New Century Home Equity Loan Trust
4.928% due 09/25/2035		563	563
Nissan Auto Receivables Owner Trust
4.170% due 01/15/2008		600	598
Option One Mortgage Loan Trust
4.918% due 08/25/2035		348	348
Park Place Securities, Inc.
4.928% due 08/25/2035		501	501
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		167	168
Quest Trust
4.898% due 12/25/2035		311	311
Renaissance Home Equity Loan Trust
4.968% due 10/25/2035		635	635
Residential Asset Mortgage Products, Inc.
4.928% due 10/25/2025		1,741	1,742
4.918% due 03/25/2035		1,127	1,127
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		590	591
SACO I, Inc.
4.928% due 09/25/2033		521	522
4.928% due 09/25/2035		843	843
SLM Student Loan Trust
4.960% due 03/15/2013		233	233
4.643% due 07/25/2013		950	951
4.633% due 01/26/2015		1,086	1,085
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		219	219
4.918% due 07/25/2035		149	149
4.928% due 11/25/2035		1,047	1,048
Structured Asset Securities Corp.
4.918% due 08/25/2035		453	453
4.948% due 12/25/2035		1,819	1,820
Wachovia Auto Owner Trust
4.820% due 02/20/2009		1,100	1,098

Total Asset-Backed Securities (Cost $40,011)			40,030

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		100	95

Total Sovereign Issues (Cost $99)			95

	Notional Amount (000s)
PURCHASED CALL OPTIONS (h) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	2,000	1
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		4,100	0
Strike @ 4.750% Exp. 05/02/2006		10,000	0
Strike @ 4.500% Exp. 08/07/2006		12,000	1
Strike @ 4.750% Exp. 08/07/2006		12,000	4
Strike @ 4.750% Exp. 08/08/2006		4,000	1
Strike @ 4.500% Exp. 10/04/2006		7,600	2
Strike @ 4.250% Exp. 10/11/2006		5,000	0
Strike @ 4.250% Exp. 10/12/2006		5,000	0
Strike @ 4.500% Exp. 10/18/2006		9,000	3
Strike @ 4.250% Exp. 10/19/2006		2,000	0
Strike @ 4.250% Exp. 10/24/2006		3,000	0
Strike @ 4.250% Exp. 10/25/2006		6,000	1
Strike @ 4.800% Exp. 12/22/2006		14,000	22
Strike @ 5.000% Exp. 03/08/2007		21,000	74

Total Purchased Call Options (Cost $458)			109

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		500	3
Strike @ JY115.000 Exp. 05/26/2006		2,400	20
Strike @ JY116.000 Exp. 05/26/2006		1,100	11

	# of Contracts
Fannie Mae (OTC) 5.500% due 06/13/2036
Strike @ $ 88.000 Exp. 06/06/2006		34,000	1
90-Day Eurodollar December Futures (CME)
Strike @ $ 92.250 Exp. 12/18/2006		234	1
Strike @ $ 92.000 Exp. 12/18/2006		500	3
Strike @ $ 92.750 Exp. 12/18/2006		249	2
Strike @ $ 91.750 Exp. 12/18/2006		16	0
Strike @ $ 92.500 Exp. 12/18/2006		212	1
90-Day Eurodollar June Futures (CME)
Strike @ $ 94.000 Exp. 06/19/2006		32	0
Strike @ $ 93.250 Exp. 06/19/2006		120	1
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		175	1
90-Day Eurodollar September Futures (CME)
Strike @ $ 92.500 Exp. 09/18/2006		112	1

Total Purchased Put Options (Cost $84)			45

	Prinncipal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 52.8%

Commercial Paper 45.4%

ASB BANK LTD
4.795% due 06/14/2006		$13,300	13,166
Bank of Ireland
4.680% due 05/23/2006		13,900	13,810
Barclays U.S. Funding Corp.
4.675% due 05/22/2006		6,400	6,359
4.710% due 05/30/2006		600	596
4.840% due 06/27/2006		8,900	8,794
BNP Paribas Finance
4.430% due 04/20/2006		9,300	9,281
4.660% due 05/22/2006		2,600	2,583
Cox Communications, Inc.
4.720% due 07/17/2006		300	296
Danske Corp.
4.420% due 04/06/2006		2,600	2,599
4.490% due 04/24/2006		11,900	11,869
4.840% due 06/27/2006		600	593
Dexia Delaware LLC
4.425% due 04/04/2006		2,200	2,200
4.840% due 06/27/2006		13,700	13,537
DnB NORBank ASA
4.470% due 04/28/2006		8,300	8,274
4.755% due 06/13/2006		7,300	7,227
ForeningsSparbanken AB
4.605% due 05/09/2006		800	796
4.790% due 06/14/2006		3,800	3,762
Freddie Mac
4.650% due 04/03/2006		9,000	9,000
General Electric Capital Corp.
4.870% due 06/29/2006		12,100	11,953
HBOS Treasury Services PLC
4.670% due 05/23/2006		4,300	4,272
4.795% due 06/14/2006		11,000	10,889
IXIS Commercial Paper Corp.
4.690% due 06/05/2006		2,600	2,577
Nordea N.A., Inc.
4.430% due 04/06/2006		3,600	3,599
4.605% due 05/09/2006		1,100	1,095

48  PIMCO Funds Annual Report  |  3.31.06

	Principal Amount (000s)		Value (000s)
Rabobank USA Financial Corp.
4.830% due 04/03/2006		$12,000	$12,000
Skandinaviska Enskilda Banken AB
4.830% due 06/22/2006		14,400	14,239
4.840% due 06/22/2006		1,500	1,483
Societe Generale N.A.
4.420% due 04/04/2006		1,100	1,100
4.430% due 04/20/2006		3,600	3,592
4.670% due 05/23/2006		900	894
4.760% due 06/12/2006		9,700	9,605
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		14,400	14,396
UBS Finance Delaware LLC
4.430% due 04/10/2006		2,900	2,897
4.480% due 04/20/2006		2,500	2,495
4.440% due 04/28/2006		1,400	1,396
4.480% due 05/10/2006		7,900	7,864
4.670% due 05/23/2006		500	497
Westpac Capital Corp.
4.700% due 05/23/2006		700	695
4.780% due 06/05/2006		700	694
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		2,900	2,891
4.660% due 05/22/2006		11,700	11,626

			237,491

Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,359. Repurchase proceeds are $3,290.)		3,289	3,289

France Treasury Bills 0.5%

2.634% due 07/20/2006	EC	2,330	2,801

Germany Treasury Bills 5.7%

2.653% due 08/16/2006		24,960	29,944

U.S. Treasury Bills 0.6%

4.499% due 06/01/2006- 06/15/2006 (b)(d)		$3,227	3,196

Total Short-Term Instruments (Cost $276,508)			276,721

Total Investments (c) 131.4% (Cost $690,748)			$688,209

Written Options (g) (0.2%) (Premiums $970)			(893)

Other Assets and Liabilities (Net) (31.2%)			(163,521)

Net Assets 100.0%			$523,795

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal amount of security is adjusted for inflation.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $3,461 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $3,196 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	220	$(233)
90-Day Eurodollar December Futures	Long	12/2007	390	(339)
90-Day Eurodollar June Futures	Long	06/2007	515	(484)
90-Day Eurodollar March Futures	Long	03/2007	476	(499)
90-Day Eurodollar March Futures	Long	03/2008	35	(1)
90-Day Eurodollar September Futures	Long	09/2007	508	(455)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	102	67
S&P 500 Emini Index June Futures	Long	06/2006	17	(3)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	165	(146)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	104	(388)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	39	(33)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ BP 95.500	Short	12/2006	9	(2)

				$(2,516)

(e)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$3,000	$0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	1,000	0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	2,000	(1)

		$(1)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  49

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

March 31, 2006

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	500	$(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,400	5
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		$2,500	(133)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		6,500	(40)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		600	(8)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		3,400	(183)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		700	(14)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		10,800	(144)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		1,600	(13)

							$(531)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/201	Sell	1.700%	09/20/2006	$900	$(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	700	(4)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	1,600	6
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	700	(12)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	1,800	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	1,000	15
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	(4)

						$(13)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	1,278,641	$1,722
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	06/30/2006	937,703	1,249
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	2,454,733	3,316

					$6,287

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	19	$4	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	78	15	5
Call - CBOT U.S. Treasury 10- Year Note June Futures		108.000	05/26/2006	15	3	3
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	16	4	0
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	154	32	41
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	81	63	107
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	47	31	43
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	327	256	454
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	13	16	25
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	16	15	22
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	9	5	7
Put - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	16	19	31

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$500	2	1
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	800	4	2
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	1600	12	3

					$481	$744

50  PIMCO Funds Annual Report  |  3.31.06

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	500	$7	$2
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		5,100	25	35
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	23
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		6,000	59	50
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		1,800	14	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		4,000	25	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		5,000	41	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		4,000	39	4
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		3,000	21	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		5,000	32	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		2,000	19	2
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		1,000	7	0

								$489	$149

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	3,997	03/2007	$0	$(1)	$(1)
Sell	EC	24,706	04/2006	0	(221)	(221)
Buy		794	06/2006	3	0	3
Buy	JY	333,857	05/2006	3	(1)	2

				$6	$(223)	$(217)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  51

Schedule of Investments

International StocksPLUS® TR Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
6.561% due 12/20/2012	$2,857	$2,881
6.575% due 12/20/2012	143	144

Total Bank Loan Obligations (Cost $3,000)		3,025

CORPORATE BONDS & NOTES 1.4%

Banking & Finance 0.8%

Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42
Ford Motor Credit Co.
7.000% due 10/01/2013	1,100	985
Rabobank Nederland
4.622% due 01/15/2009	1,900	1,901
Santander U.S. Debt S.A. Unipersonal
4.740% due 02/06/2009	2,300	2,301

		5,229

Industrials 0.3%

Cox Communications, Inc.
4.407% due 12/14/2007	500	504
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	900	903
Williams Cos., Inc.
6.375% due 10/01/2010	200	199

		1,606

Utilities 0.3%

AT&T, Inc.
4.125% due 09/15/2009	500	479
NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,126

		1,605

Total Corporate Bonds & Notes (Cost $8,497)		8,440

MUNICIPAL BONDS & NOTES 1.1%

Akron, Ohio Income Tax Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 12/01/2033	70	72
Austin, Texas State University Systems Financing Revenue Bonds, (FSA Insured), Series 2004
5.000% due 03/15/2034	1,020	1,054
Austin, Texas State University Systems Financing Revenue Notes, (FSA Insured), Series 2004
5.000% due 03/15/2030	1,020	1,058
California State Economic Recovery General Obligation Notes, (MBIA Insured), Series 2005
6.710% due 07/01/2012	150	171
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2004
5.000% due 02/15/2026	100	104
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.660% due 06/15/2034	510	538
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (e)	2,265	2,308
Texas State General Obligation Bonds, Series 2005
6.896% due 04/01/2035	150	151
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	923

Total Municipal Bonds & Notes (Cost $6,327)		6,379

U.S. GOVERNMENT AGENCIES 64.8%

Fannie Mae
3.500% due 05/25/2009 - 04/25/2017 (c)	341	339
4.000% due 08/25/2009	798	794
4.197% due 11/01/2034	1,670	1,644
4.441% due 02/01/2035	1,283	1,270
4.535% due 11/28/2035	1,670	1,671
4.541% due 05/25/2034	10	10
4.567% due 03/25/2036	5,100	5,108
4.629% due 08/01/2035	1,116	1,108
4.678% due 10/01/2044	587	591
4.680% due 10/01/2035	1,265	1,254
4.683% due 07/01/2035	2,585	2,539
4.687% due 10/01/2035	1,310	1,299
4.701% due 03/25/2034	78	78
4.715% due 10/01/2035	1,328	1,321
4.818% due 09/01/2044 - 10/01/2044 (c)	11,622	11,686
4.831% due 08/25/2030	253	253
4.841% due 02/01/2034	1,097	1,081
4.905% due 09/01/2035	2,422	2,407
4.931% due 09/25/2042	1,260	1,267
5.000% due 04/25/2014 - 05/11/2036 (c)	12,158	11,682
5.375% due 11/25/2023	349	360
5.454% due 07/01/2032	173	173
5.500% due 02/01/2024 - 05/11/2036 (c)	321,127	313,444
5.650% due 09/01/2031	5	6
6.094% due 04/25/2024	297	308
Freddie Mac
2.750% due 02/15/2012	755	750
3.500% due 03/15/2010 - 01/15/2023 (c)	6,061	5,940
4.000% due 05/15/2016	2,100	2,058
4.410% due 09/01/2035	3,395	3,339
4.500% due 09/15/2020	1,277	1,261
4.678% due 10/25/2044	500	503
4.949% due 10/15/2020	1,327	1,329
5.000% due 08/15/2018 - 09/01/2035 (c)	8,147	8,067
5.099% due 06/15/2031	2,091	2,091
5.149% due 05/15/2029	56	56
5.500% due 08/15/2030 - 05/01/2035 (c)	4,507	4,408
Government National Mortgage Association
5.125% due 11/20/2024	162	163
5.151% due 03/16/2032	60	61

Total U.S. Government Agencies (Cost $395,030)		391,719

U.S. TREASURY OBLIGATIONS 16.0%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	6,509	6,581
1.875% due 07/15/2013	3,887	3,776
1.875% due 07/15/2015	408	392
2.000% due 01/15/2016	2,298	2,230
U.S. Treasury Bonds
8.750% due 05/15/2017	9,000	11,881
8.875% due 08/15/2017	1,700	2,270
8.125% due 08/15/2019	900	1,168
U.S. Treasury Notes
3.500% due 02/15/2010	3,900	3,719
3.875% due 05/15/2010	48,660	46,949
3.625% due 06/15/2010	18,700	17,859

Total U.S. Treasury Obligations (Cost $98,310)		96,825

MORTGAGE-BACKED SECURITIES 8.2%

Banc of America Funding Corp.
4.627% due 02/20/2036	1,365	1,343
Banc of America Large Loan
4.949% due 11/15/2015	46	46
Banc of America Mortgage Securities
5.031% due 01/25/2034	300	302
5.000% due 05/25/2034	283	272
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,248	1,215
4.799% due 11/25/2035	638	629
Bear Stearns Alt-A Trust
5.424% due 05/25/2035	767	767
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	5,744	5,656
4.700% due 12/25/2035	1,861	1,837
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,100	1,080
4.780% due 10/25/2035	1,257	1,258
4.800% due 02/25/2036	2,594	2,602
4.861% due 02/25/2036	1,293	1,298
Countrywide Home Loan Mortgage Pass-Through Trust
4.851% due 04/25/2034	25	25
4.861% due 08/25/2034	151	151
4.901% due 03/25/2035	699	701
4.871% due 04/25/2035	798	800
Downey Savings & Loan Association Mortgage Loan Trust
5.387% due 07/19/2044	432	438
4.830% due 08/19/2045	2,722	2,728
First Horizon Alternative Mortgage Securities
4.501% due 03/25/2035	689	678
First Republic Mortgage Loan Trust
5.099% due 11/15/2031	226	227
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	271	267
GSR Mortgage Loan Trust
4.541% due 09/25/2035	638	624
5.500% due 11/25/2035	1,035	1,030
GSRPM Mortgage Loan Trust
5.281% due 01/25/2032	47	48
Harborview Mortgage Loan Trust
4.810% due 03/19/2036	2,095	2,097
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	433	430
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	614	594
Lehman XS Trust
4.910% due 04/25/2046	2,900	2,900
Residential Accredit Loans, Inc.
4.981% due 03/25/2033	256	257
4.986% due 03/25/2046	3,000	3,002
Residential Asset Securitization Trust
4.981% due 05/25/2033	445	448
Structured Adjustable Rate Mortgage Loan Trust
5.288% due 01/25/2035	1,054	1,061
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035	1,197	1,197
1.000% due 03/25/2036	2,900	2,900
Washington Mutual, Inc.
4.851% due 12/25/2027	1,103	1,103
4.891% due 01/25/2045	669	673
4.901% due 01/25/2045	695	696
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	75	75

52  PIMCO Funds Annual Report  |  3.31.06

		Principal Amount (000s)	Value (000s)
3.989% due 01/25/2035		$917	$892
4.362% due 05/25/2035		557	548
4.950% due 03/25/2036		4,464	4,423

Total Mortgage-Backed Securities (Cost $49,377)			49,318

ASSET-BACKED SECURITIES 17.5%

ACE Securities Corp.
4.691% due 10/25/2035		544	544
4.651% due 12/25/2035		1,580	1,581
4.731% due 12/25/2035		1,700	1,701
4.640% due 02/25/2036		2,632	2,634
Ameriquest Mortgage Securities, Inc.
4.650% due 03/25/2035		2,638	2,640
Amortizing Residential Collateral Trust
4.871% due 07/25/2032		1	1
Argent Securities, Inc.
4.661% due 03/25/2036		2,109	2,110
4.892% due 05/25/2036		3,000	3,002
Bear Stearns Asset-Backed Securities, Inc.
4.661% due 11/25/2035		1,664	1,664
4.675% due 12/25/2035		2,542	2,542
Capital One Multi-Asset Execution Trust
4.320% due 04/15/2009		2,000	1,997
Chase Credit Card Master Trust
5.129% due 11/17/2008		2,600	2,603
Citigroup Mortgage Loan Trust, Inc.
4.661% due 12/27/2036		1,734	1,735
Countrywide Asset-Backed Certificates
4.640% due 02/25/2036		2,757	2,759
4.711% due 02/25/2036		2,158	2,159
4.710% due 03/25/2036		2,900	2,900
4.888% due 04/25/2036		2,897	2,898
GSAMP Trust
4.871% due 03/25/2034		288	288
4.671% due 11/25/2035		1,031	1,032
4.664% due 02/25/2036		2,848	2,850
4.891% due 04/25/2036		2,200	2,201
Home Equity Asset Trust
4.661% due 05/25/2036		1,543	1,543
Home Equity Mortgage Trust
4.661% due 04/25/2036		1,955	1,957
HSI Asset Securitization Corp. Trust
4.661% due 12/25/2035		2,185	2,187
Indymac Residential Asset Backed Trust
4.671% due 03/25/2036		2,033	2,034
JP Morgan Mortgage Acquisition Corp.
4.651% due 01/25/2026		1,716	1,717
4.790% due 02/25/2036		2,700	2,703
Long Beach Mortgage Loan Trust
4.671% due 01/25/2036		2,195	2,197
4.640% due 03/25/2036		2,900	2,900
Mastr Asset Backed Securities Trust
4.650% due 12/25/2035		2,425	2,426
4.661% due 01/25/2036		2,504	2,506
MASTR Asset-Backed Securities Trust
4.691% due 11/25/2035		2,260	2,262
MBNA Credit Card Master Note Trust
5.249% due 03/15/2010		3,000	3,019
Metris Master Trust
4.890% due 11/20/2009		1,500	1,501
Morgan Stanley Capital I
4.822% due 03/25/2036		2,900	2,902
Nelnet Student Loan Trust
4.730% due 08/23/2011		2,900	2,902
Quest Trust
5.141% due 06/25/2034		152	152
Residential Asset Mortgage Products, Inc.
4.661% due 12/25/2007		1,926	1,927
4.721% due 04/25/2026		8	8
4.751% due 05/25/2027		1,020	1,021
4.661% due 01/25/2036		1,848	1,849
Residential Asset Securities Corp.
4.661% due 10/27/2024		1,744	1,745
4.681% due 09/25/2025		288	288
4.854% due 06/25/2027		3,000	3,002
4.640% due 03/25/2036		1,789	1,789
SACO I, Inc.
4.830% due 01/25/2034		1,930	1,930
Securitized Asset Backed Receivables LLC Trust
4.651% due 10/25/2035		777	778
SLM Student Loan Trust
4.643% due 07/25/2013		908	909
Soundview Home Equity Loan Trust
4.651% due 02/25/2036		2,483	2,485
4.910% due 04/25/2036		3,000	3,001
4.890% due 05/25/2036		2,900	2,902
Structured Asset Securities Corp.
5.081% due 05/25/2032		28	29
4.900% due 04/25/2035		1,231	1,196
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		2,000	2,001
Truman Capital Mortgage Loan Trust
4.921% due 01/25/2034		26	26
USAA Auto Owner Trust
5.030% due 11/17/2007		2,200	2,199
Wells Fargo Home Equity Trust
4.751% due 09/25/2034		165	165

Total Asset-Backed Securities (Cost $105,991)			105,999

SOVEREIGN ISSUES 0.5%

Brazilian Government International Bond
10.271% due 06/29/2009		340	395
10.500% due 07/14/2014		80	100
8.000% due 01/15/2018		422	458
Hong Kong Government International Bond
5.125% due 08/01/2014		500	489
Mexico Government International Bond
10.375% due 02/17/2009		298	335
Panama Government International Bond
9.625% due 02/08/2011		258	299
Peru Government International Bond
9.125% due 02/21/2012		437	496
Russia Government International Bond
8.250% due 03/31/2010		240	254

Total Sovereign Issues (Cost $2,789)			2,826

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.0%

Republic of Germany
5.500% due 01/04/2031	EC	200	298

Total Foreign Currency-Denominated Issues (Cost $314)			298

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		2,800	0
Strike @ 4.750% Exp. 05/02/2006		6,500	0
Strike @ 4.750% Exp. 08/07/2006		7,200	3
Strike @ 4.500% Exp. 10/04/2006		3,500	1
Strike @ 4.250% Exp. 10/11/2006		3,000	0
Strike @ 4.500% Exp. 10/18/2006		5,100	2
Strike @ 4.250% Exp. 10/24/2006		2,300	0
Strike @ 4.250% Exp. 10/25/2006		4,700	0
Strike @ 4.730% Exp. 02/01/2007		20,200	32
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 02/01/2007		500	4

Total Purchased Call Options (Cost $209)			42

		# of Contracts
PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2016		37	0

		Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		$500	3
Strike @ JY115.000 Exp. 05/26/2006		6,200	51
Strike @ JY112.000 Exp. 07/03/2006		21,000	263

Total Purchased Put Options (Cost $351)			317

		Shares

EXCHANGE-TRADED FUNDS 1.8%

iShares MSCI EAFE Index Fund		172,236	11,181

Total Exchange-Traded Funds (Cost $10,076)			11,181

		Principal Amount (000s)

SHORT-TERM INSTRUMENTS 35.1%

Commercial Paper 33.8%

Bank of Ireland
4.550% due 04/26/2006		$12,100	12,065
4.605% due 05/09/2006		3,900	3,882
4.680% due 05/23/2006		1,400	1,391
Barclays U.S. Funding Corp.
4.460% due 04/11/2006		9,300	9,291
4.500% due 04/17/2006		1,100	1,098
4.645% due 05/15/2006		5,700	5,669
BNP Paribas Finance
4.420% due 04/04/2006		2,300	2,300
4.430% due 04/20/2006		2,800	2,794
4.480% due 05/10/2006		1,000	995
4.660% due 05/22/2006		2,300	2,285

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  53

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Cox Communications, Inc.
4.720% due 07/17/2006	$400	$394
Danske Corp.
4.420% due 04/06/2006	4,300	4,298
4.490% due 04/24/2006	7,300	7,281
4.515% due 04/26/2006	900	897
4.840% due 06/27/2006	700	692
Dexia Delaware LLC
4.425% due 04/04/2006	5,900	5,899
4.600% due 05/09/2006	4,500	4,479
DnB NORBank ASA
4.440% due 04/21/2006	4,200	4,191
4.470% due 04/28/2006	700	698
ForeningsSparbanken AB
4.605% due 05/09/2006	8,500	8,461
Fortis Funding LLC
4.490% due 05/11/2006	9,300	9,256
Freddie Mac
4.354% due 05/16/2006	2,500	2,487
HBOS Treasury Services PLC
4.670% due 05/23/2006	12,000	11,922
IXIS Commercial Paper Corp.
4.530% due 05/08/2006	10,700	10,653
4.660% due 05/22/2006	6,400	6,359
Nordea N.A., Inc.
4.430% due 04/06/2006	5,500	5,498
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	11,100	11,068
4.665% due 05/23/2006	6,000	5,961
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006	6,200	6,195
4.840% due 06/22/2006	3,600	3,560
4.855% due 06/29/2006	7,500	7,409
Societe Generale N.A.
4.420% due 04/04/2006	2,200	2,200
4.430% due 04/20/2006	1,000	998
4.670% due 05/23/2006	7,800	7,749
UBS Finance Delaware LLC
4.430% due 04/10/2006	2,800	2,798
4.440% due 04/10/2006	300	300
4.415% due 04/17/2006	5,700	5,690
4.480% due 04/20/2006	1,600	1,597
4.505% due 04/24/2006	600	598
4.440% due 04/28/2006	1,200	1,196
4.600% due 05/08/2006	3,600	3,584
4.660% due 05/22/2006	1,400	1,391
Westpac Capital Corp.
4.700% due 05/23/2006	9,100	9,041
4.715% due 05/30/2006	3,000	2,978
Westpac Trust Securities NZ Ltd.
4.425% due 04/04/2006	1,000	1,000
4.440% due 04/28/2006	4,200	4,187

		204,735

Repurchase Agreement 0.7%

State Street Bank
4.400% due 04/03/2006
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at
$4,355. Repurchase proceeds are $4,269.)	4,267	4,267

U.S. Treasury Bills 0.6%

4.488% due 06/01/2006- 06/15/2006 (c)(d)(f)	3,450	3,418

Total Short-Term Instruments (Cost $212,433)		212,420

Total Investments (a) 146.9% (Cost $892,704)		$888,789

Written Options (h) (0.0%) (Premiums $419)		(213)

Other Assets and Liabilities (Net) (46.9%)		$(283,672)

Net Assets 100.0%		$604,904

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $49,194 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,239 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Residual Interest bond.
(f)	Securities with an aggregate market value of $1,188 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	66	$(83)
90-Day Eurodollar June Futures	Long	06/2006	33	(28)
90-Day Eurodollar March Futures	Long	03/2007	224	(145)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	50	(10)
Euro-Bund 10-Year Note June Futures	Long	06/2006	2	(3)
Japan Government 10-Year Bond June Futures	Long	06/2006	1	(10)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	964	(1,355)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	66	228

				$(1,406)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	1,000	$37
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2035		1,800	61
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	06/21/2036		800	65
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	1,900	80
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,400	61
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(3)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,428,000	127
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,800	(51)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		5,800	119
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,200	147
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		1,200	(81)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		7,200	(160)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2013		2,400	(70)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(211)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		4,500	(235)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		5,700	117
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		23,000	(500)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		800	(46)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		21,600	(435)

							$(991)

54  PIMCO Funds Annual Report  |  3.31.06

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$500	$9
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540)%	07/25/2045	3,100	(9)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	300	(1)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260)%	09/20/2010	200	(7)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110)%	10/20/2010	100	(4)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	2
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200)%	10/20/2010	100	(4)

						$(13)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	04/12/2006	6,822,000	$19,833
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	09/15/2006	2,259,972	1,496

					$21,329

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	Notional Amounts	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$500	$2	$1
Put - OTC U.S. dollar versus Japanese Yen		112.000	07/03/2006	21,000	117	120
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	4,200	22	9
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	2,000	15	4

					$156	$134

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$3,600	$37	$8
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	3,600	23	30
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	600	4	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	900	11	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	1,200	9	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	2,800	18	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	3,100	25	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	1,300	10	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	2,000	14	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,200	22	2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	700	5	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	600	7	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	8,700	71	34

							$263	$79

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  55

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

March 31, 2006

(i)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.000%	04/12/2036	$2,000	$1,915	$1,904
U.S. Treasury Note	3.875%	02/15/2013	600	567	570
U.S. Treasury Note	4.750%	05/15/2014	300	299	303

				$2,781	$2,777

*	Market value includes $9 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	30,908	04/2006	$414	$0	$414
Sell		13,170	05/2006	277	0	277
Sell	BP	83,394	05/2006	1,314	(2)	1,312
Buy	CP	8,500	07/2006	0	0	0
Sell	DK	21,583	06/2006	0	(21)	(21)
Sell	EC	151,475	04/2006	0	(281)	(281)
Sell		5,370	06/2006	34	0	34
Sell	H$	47,691	04/2006	9	0	9
Buy	JY	400,000	04/2006	0	(13)	(13)
Sell		873,000	04/2006	0	(9)	(9)
Sell		16,333,332	05/2006	368	0	368
Sell	N$	323	04/2006	10	0	10
Sell	NK	25,660	06/2006	0	(77)	(77)
Buy	S$	1,350	04/2006	8	0	8
Sell		5,193	08/2006	0	(24)	(24)
Sell	SF	52,215	06/2006	46	0	46
Sell	SK	100,630	06/2006	0	(148)	(148)

				$2,480	$(575)	$1,905

56  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

Japanese StocksPLUS® TR Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%

Banking & Finance 0.8%

Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13
Rabobank Nederland
4.640% due 01/15/2009	200	200
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	200	200

		413

Industrials 0.0%

HCA, Inc.
5.250% due 11/06/2008	10	10

Utilities 0.2%

NRG Energy, Inc.
7.375% due 02/01/2016	100	103

Total Corporate Bonds & Notes (Cost $523)		526

MUNICIPAL BONDS & NOTES 0.2%

Akron, Ohio Income Tax Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 12/01/2033	10	10
Austin, Texas State University Systems Financing Revenue Bonds, (FSA Insured), Series 2004
5.000% due 03/15/2034	30	31
Austin, Texas State University Systems Financing Revenue Notes, (FSA Insured), Series 2004
5.000% due 03/15/2030	30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.010% due 06/15/2034	15	16

Total Municipal Bonds & Notes (Cost $87)		88

U.S. GOVERNMENT AGENCIES 68.6%

Fannie Mae
3.854% due 10/01/2033	891	870
4.000% due 08/25/2009	36	36
4.194% due 11/01/2034	88	86
4.810% due 09/22/2006	200	200
4.818% due 03/01/2044- 10/01/2044 (c)	1,513	1,520
4.918% due 01/25/2021	534	533
5.168% due 05/25/2042- 09/25/2042 (c)	318	319
5.404% due 07/01/2032	58	58
5.500% due 02/01/2035- 05/11/2036 (c)	30,343	29,618
5.875% due 11/25/2023	100	103
Freddie Mac
2.750% due 02/15/2012	36	36
3.500% due 03/15/2010	25	24
4.000% due 05/15/2016- 07/15/2017 (c)	826	810
4.818% due 02/25/2045	485	487
4.949% due 10/15/2020	44	44
5.000% due 06/15/2013	16	16
5.500% due 08/15/2030- 05/01/2035 (c)	488	477

Total U.S. Government Agencies (Cost $35,461)		35,237

U.S. TREASURY OBLIGATIONS 12.6%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	751	759
2.000% due 01/15/2016	200	194
U.S. Treasury Bonds
8.750% due 05/15/2017	370	488
8.875% due 08/15/2017	100	134
6.125% due 11/15/2027	100	114
U.S. Treasury Notes
3.875% due 05/15/2010	4,270	4,120
4.250% due 08/15/2015	700	667

Total U.S. Treasury Obligations (Cost $6,584)		6,476

MORTGAGE-BACKED SECURITIES 8.3%

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	192	187
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	495	488
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	169	166
4.861% due 02/25/2036	199	200
4.986% due 02/25/2036	200	200
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	96	95
5.250% due 11/20/2035	97	96
Downey Savings & Loan Association Mortgage Loan Trust
5.036% due 08/19/2045	188	188
Harborview Mortgage Loan Trust
5.016% due 03/19/2037	200	200
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	39	39
Lehman XS Trust
5.000% due 05/25/2046	300	300
Mellon Residential Funding Corp.
5.189% due 12/15/2030	138	138
Residential Accredit Loans, Inc.
5.032% due 03/25/2046	300	300
Structured Adjustable Rate Mortgage Loan Trust
5.288% due 01/25/2035	117	118
Structured Asset Mortgage Investments, Inc.
5.098% due 02/25/2036	200	200
1.000% due 03/25/2036	200	200
Washington Mutual, Inc.
5.088% due 12/25/2027	50	50
3.804% due 06/25/2034	400	381
4.814% due 05/25/2041	128	128
5.088% due 12/26/2045	195	196
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	397	393

Total Mortgage-Backed Securities (Cost $4,268)		4,263

ASSET-BACKED SECURITIES 16.4%

AAA Trust
4.918% due 11/26/2035	42	42
ACE Securities Corp.
4.888% due 12/25/2035	186	186
4.968% due 12/25/2035	200	200
Ameriquest Mortgage Securities, Inc.
4.898% due 03/25/2035	195	195
Argent Securities, Inc.
4.898% due 03/25/2036	192	192
4.892% due 05/25/2036	300	300
BA Master Credit Card Trust
4.869% due 06/15/2008	200	200
Bear Stearns Asset-Backed Securities, Inc.
4.898% due 11/25/2035	185	185
4.888% due 12/25/2035	188	188
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	200	200
Citigroup Mortgage Loan Trust, Inc.
4.898% due 12/27/2036	183	183
Countrywide Asset-Backed Certificates
4.978% due 08/25/2033	190	190
4.888% due 02/25/2036	197	197
4.948% due 02/25/2036	196	196
FBR Securitization Trust
4.938% due 10/25/2035	77	77
First Franklin Mortgage Loan Asset-Backed Certificates
4.888% due 03/25/2035	192	192
First NLC Trust
4.938% due 02/25/2036	566	567
Fremont Home Loan Trust
4.908% due 01/25/2036	170	170
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036	179	179
GSAMP Trust
4.908% due 11/25/2035	188	188
4.891% due 04/25/2036	200	200
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033	34	34
Home Equity Asset Trust
4.898% due 05/25/2036	193	193
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035	190	190
Indymac Residential Asset Backed Trust
4.908% due 03/25/2036	194	194
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026	172	172
Long Beach Mortgage Loan Trust
4.908% due 01/25/2036	274	275
4.740% due 03/25/2036	300	300
4.889% due 04/25/2036	300	300
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035	174	174
MBNA Credit Card Master Note Trust
5.249% due 03/15/2010	200	201
Merrill Lynch Mortgage Investors, Inc.
4.880% due 03/25/2037	300	300
Metris Master Trust
5.096% due 11/20/2009	200	200
Popular ABS Mortgage Pass-Through Trust
4.928% due 09/25/2035	138	138
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007	193	193
4.898% due 01/25/2036	185	185
Residential Asset Securities Corp.
4.898% due 10/27/2024	194	194
4.908% due 01/25/2036	95	94
Securitized Asset Backed Receivables LLC Trust
4.888% due 10/25/2035	173	173
SLM Student Loan Trust
4.643% due 07/25/2013	124	124
Soundview Home Equity Loan Trust
4.888% due 02/25/2036	191	191
4.890% due 05/25/2036	200	200
Structured Asset Securities Corp.
4.900% due 04/25/2035	77	75
Wachovia Auto Owner Trust
4.820% due 02/20/2009	100	100

Total Asset-Backed Securities (Cost $8,425)		8,427

SOVEREIGN ISSUES 0.4%

Brazilian Government International Bond
10.500% due 07/14/2014	25	31
8.000% due 01/15/2018	73	79
Mexico Government International Bond
10.375% due 02/17/2009	20	23
Panama Government International Bond
9.625% due 02/08/2011	14	16

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  57

Schedule of Investments (Cont.)

Japanese StocksPLUS® TR Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Peru Government International Bond
9.125% due 02/21/2012	$11	$12
9.875% due 02/06/2015	10	12
Russia Government International Bond
8.250% due 03/31/2010	30	32

Total Sovereign Issues (Cost $201)		205

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 12/11/2006	100	1

Total Purchased Call Options (Cost $1)		1

	# of Contracts

PURCHASED PUT OPTIONS 0.1%

90-Day Eurodollar June Futures (CME)
Strike @ $ 93.500 Exp. 06/19/2006	20	0
Strike @ $ 94.500 Exp. 06/19/2006	16	0
U.S. Treasury 10-Year Notes June Futures (CBOT)
Strike @ $ 101.000 Exp. 05/26/2006	27	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006	$100	1
Strike @ JY115.000 Exp. 05/26/2006	500	5
Strike @ JY115.000 Exp. 07/03/2006	2,000	25

Total Purchased Put Options (Cost $34)		31

	Shares

EXCHANGE-TRADED FUND 0.0%

iShares MSCI Japan Index Fund	219	3

Total Exchange-Traded Fund (Cost $3)		3

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 43.0%

Commercial Paper 40.1%

ASB Bank Ltd.
4.630% due 05/10/2006	$1,200	1,194
Bank of Ireland
4.550% due 04/26/2006	1,000	997
BNP Paribas Finance
4.430% due 04/20/2006	800	798
CBA (de) Finance
4.810% due 06/20/2006	300	297
Danske Corp.
4.420% due 04/06/2006	900	900
4.700% due 06/01/2006	600	595
Dexia Delaware LLC
4.840% due 06/27/2006	1,300	1,285
DnB NORBank ASA
4.470% due 04/28/2006	500	498
Fannie Mae
4.735% due 06/21/2006	1,300	1,286
4.678% due 06/28/2006	1,300	1,284
ForeningsSparbanken AB
4.420% due 04/04/2006	300	300
4.605% due 05/09/2006	300	299
Freddie Mac
4.223% due 04/25/2006	800	798
4.750% due 06/27/2006	1,300	1,285
General Electric Capital Corp.
4.600% due 05/09/2006	1,200	1,194
HBOS Treasury Services PLC
4.430% due 04/04/2006	500	500
4.635% due 05/15/2006	700	696
Nordea N.A., Inc.
4.500% due 04/20/2006	800	798
4.550% due 04/25/2006	400	399
Rabobank USA Financial Corp.
4.830% due 04/03/2006	700	700
Skandinaviska Enskilda Banken AB
4.780% due 06/09/2006	1,300	1,288
Societe Generale N.A.
4.430% due 04/20/2006	800	798
4.670% due 05/23/2006	400	397
Spintab AB
4.700% due 05/26/2006	800	794
UBS Finance Delaware LLC
4.430% due 04/10/2006	900	899
4.660% due 05/22/2006	300	298

		20,577

Repurchase Agreement 2.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,371. Repurchase proceeds are $1,344.)	1,344	1,344

U.S. Treasury Bills 0.3%

4.510% due 06/01/2006- 06/15/2006 (c)(d)	160	160

Total Short-Term Instruments (Cost $22,085)		22,081

Total Investments (a) 150.6% (Cost $77,672)		$77,338

Written Options (f) (0.0%) (Premiums $16)		(14)

Other Assets and Liabilities (Net) (50.6%)		(25,964)

Net Assets 100.0%		$51,360

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $3,188 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $160 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	19	$(11)
90-Day Eurodollar June Futures	Long	06/2006	18	(13)
90-Day Eurodollar December Futures	Long	12/2006	15	(19)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	4	(1)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	98	(135)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	28	93

				$(86)

58  PIMCO Funds Annual Report  |  3.31.06

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	200	$5
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	06/21/2036		100	8
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		200	(1)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	400	17
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		200	5
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013	JY	162,000	14
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$400	(5)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		500	(34)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2013		3,500	(102)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		400	8
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		600	(31)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		300	(4)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	4
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		300	(6)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		900	(52)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		1,200	(25)

							$(199)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	3,549,706	$1,610

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$100	$0	$0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	500	3	2
Put - OTC U.S. dollar versus Japanese Yen		112.000	07/03/2006	2,000	11	11

					$14	$13

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	100	1	1

							$2	$1

(g)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.750%	05/15/2014	$100	$100	$101

*	Market value includes $2 of interest payable on short sales.

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	123	06/2006	$0	$0	$0
Buy	JY	253,234	04/2006	0	(10)	(10)
Sell		300,000	04/2006	0	(3)	(3)
Sell		5,876,926	05/2006	134	0	134

				$134	$(13)	$121

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  59

Schedule of Investments

Real Return Asset Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
6.880% due 12/20/2012		$1,905	$1,921
6.979% due 12/20/2012		90	91

Total Bank Loan Obligations (Cost $1,995)			2,012

CORPORATE BONDS & NOTES 1.4%

Banking & Finance 1.3%

Atlantic & Western Re Ltd.
10.990% due 01/09/2007		3,000	2,974
11.240% due 01/09/2009		1,900	1,836
BAE Systems Holdings, Inc.
5.149% due 08/15/2008		300	301
Citigroup, Inc.
4.707% due 01/30/2009		1,700	1,701
Ford Motor Credit Co.
5.880% due 03/21/2007		1,000	985
5.800% due 01/12/2009		7,500	6,854
General Electric Capital Corp.
4.930% due 12/12/2008		1,500	1,501
General Motors Acceptance Corp.
5.645% due 05/18/2006		2,300	2,294
4.500% due 07/15/2006		694	688
5.620% due 03/20/2007		2,600	2,548
6.875% due 08/28/2012		2,500	2,309
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008		1,750	1,773
Rabobank Nederland
4.640% due 01/15/2009		1,400	1,401
Residential Reinsurance Ltd.
9.770% due 06/08/2006		500	492
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
6.340% due 01/01/2007		700	701

			28,455

Industrials 0.1%

El Paso Corp.
7.625% due 08/16/2007		200	204
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	118
9.500% due 09/15/2027		500	641

			963

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	103

Total Corporate Bonds & Notes (Cost $29,668)			29,521

MUNICIPAL BONDS & NOTES 0.1%

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (e)		200	206
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	528
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	279
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (e)		200	204

Total Municipal Bonds & Notes (Cost $1,072)			1,217

U.S. GOVERNMENT AGENCIES 2.4%

Fannie Mae
4.818% due 09/01/2044- 10/01/2044 (b)		1,676	1,685
5.500% due 12/01/2033- 05/11/2036 (b)		52,209	50,973
Freddie Mac
5.098% due 09/25/2031		300	301

Total U.S. Government Agencies (Cost $53,864)			52,959

U.S. TREASURY OBLIGATIONS 106.5%

Treasury Inflation Protected Securities (a)
3.875% due 01/15/2009		1,813	1,899
0.875% due 04/15/2010		39,188	37,131
1.875% due 07/15/2013		21,804	21,180
2.000% due 01/15/2014		644	628
1.625% due 01/15/2015		4,984	4,705
1.875% due 07/15/2015		177,857	171,104
2.375% due 01/15/2025		800,171	804,390
2.000% due 01/15/2026		195,876	185,685
3.625% due 04/15/2028		393,561	483,895
3.875% due 04/15/2029		373,206	479,102
3.375% due 04/15/2032		73,716	90,832
U.S. Treasury Bonds
6.625% due 02/15/2027		13,400	16,074
4.500% due 02/15/2036		7,400	6,946
U.S. Treasury Note
4.250% due 08/15/2013		29,900	28,767

Total U.S. Treasury Obligations (Cost $2,401,407)			2,332,338

MORTGAGE-BACKED SECURITIES 0.2%

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		487	486
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		757	760
GSR Mortgage Loan Trust
4.541% due 09/25/2035		3,740	3,656

Total Mortgage-Backed Securities (Cost $4,960)			4,902

ASSET-BACKED SECURITIES 0.2%

AAA Trust
4.918% due 11/26/2035		125	125
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		138	138
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		400	400
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		1,426	1,427
Park Place Securities, Inc.
4.928% due 09/25/2035		250	251
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		102	102
Quest Trust
4.998% due 03/25/2035		26	26
Residential Asset Securities Corp.
4.892% due 06/25/2027		500	500
Soundview Home Equity Loan Trust
4.888% due 02/25/2036		668	669
4.910% due 04/25/2036		300	300

Total Asset-Backed Securities (Cost $3,936)			3,938

SOVEREIGN ISSUES 0.0%

Brazilian Government International Bond
5.188% due 04/15/2006		16	16
5.250% due 04/15/2009		82	82
5.250% due 04/15/2012		612	613
Russia Government International Bond
5.000% due 03/31/2030		100	110

Total Sovereign Issues (Cost $783)			821

FOREIGN CURRENCY- DENOMINATED ISSUES (j) 0.1%

Canadian Government Bond
3.000% due 12/01/2036 (a)	C$	315	364
Pylon Ltd.
4.204% due 12/18/2008	EC	700	859
6.604% due 12/22/2008		1,200	1,472

Total Foreign Currency-Denominated Issues (Cost $2,606)			2,695

	Notional Amount (000s)

PURCHASED PUT OPTIONS (j) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	4,800	200

Total Purchased Put Options (Cost $141)			200

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 4.0%

Commercial Paper 2.0%

Cox Communications, Inc.
4.720% due 07/17/2006		$900	900
Rabobank USA Financial Corp.
4.830% due 04/03/2006		42,400	42,400

			43,300

Tri-Party Repurchase Agreement 0.4%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $9,335. Repurchase proceeds are $9,152.)		9,149	9,149

France Treasury Bills 1.0%

4.634% due 07/20/2006	EC	17,960	21,598

Netherlands Treasury Bills 0.5%

2.461% due 04/28/2006		8,500	10,283

U.S. Treasury Bills 0.1%

4.497% due 06/01/2006- 06/15/2006 (b)(d)(f)		$3,400	3,368

Total Short-Term Instruments (Cost $ 87,784)			87,698

Total Investments (c) 115.0% (Cost $2,588,216)			$2,518,301

Written Options (h) (0.0%) (Premiums $193)			(277)

Other Assets and Liabilities (Net) (15.0%)			(328,777)

Net Assets 100.0%			$2,189,247

60  PIMCO Funds Annual Report  |  3.31.06

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal amount of security is adjusted for inflation.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $3,624 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Residual Interest Bond.
(f)	Securities with an aggregate market value of $2,624 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	292	$(116)
90-Day Eurodollar June Futures	Long	06/2007	292	(125)
90-Day Eurodollar March Futures	Long	03/2008	293	(115)
90-Day Eurodollar September Futures	Long	09/2007	292	(120)
U.S. Treasury 10-Year Note June Futures	Short	06/2006	159	201
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	767	2,321
U.S. Treasury 5-Year Note June Futures	Long	06/2006	392	(396)

				$1,650

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	3,700	$17
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		10,700	(63)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	6
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		3,400	(12)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		7,500	546
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	16
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$2,800	(38)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,800	160
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	172
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		2,300	(14)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,100	(28)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,100	64
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	230
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		15,200	312
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		300	6
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,500	(9)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		14,000	173

							$1,538

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	$700	$8
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	7
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	(24)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	(1)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	0
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	16
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	1,000	10
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	1,000	3
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	1,800	(12)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	3,000	76

						$91

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  61

Schedule of Investments (Cont.)

Real Return Asset Fund

March 31, 2006

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	42,500,000	$775

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	73	$39	$1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/26/2006	120	113	198
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	73	41	78

				$193	$277

(i)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.250%	11/15/2013	$7,000	$6,755	$6,842
U.S. Treasury Note	4.750%	05/15/2014	800	798	809

				$7,553	$7,651

*	Market value includes $133 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	365	05/2006	$0	$0	$0
Sell	EC	27,116	04/2006	0	(60)	(60)
Buy	JY	650,586	05/2006	17	0	17
Buy	PZ	165	09/2006	0	0	0
Buy	RR	1,409	09/2006	0	0	0
Buy	SV	1,762	09/2006	0	0	0

				$17	$(60)	$(43)

62  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.4%

Banking & Finance 0.9%

Atlantic & Western Re Ltd.
10.519% due 01/09/2007		$1,300	$1,289
10.769% due 01/09/2009		700	676
BAE Systems Holdings, Inc.
5.149% due 08/15/2008		300	301
Citigroup, Inc.
4.707% due 01/30/2009		500	500
Ford Motor Credit Co.
5.800% due 01/12/2009		400	366
General Electric Capital Corp.
4.930% due 12/12/2008		500	500
Rabobank Nederland
4.640% due 01/15/2009		400	400

			4,032

Industrials 1.5%

DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007		3,200	3,210
El Paso Corp.
7.625% due 08/16/2007		100	102
General Motors Corp.
8.375% due 07/15/2033		4,900	3,614

			6,926

Total Corporate Bonds & Notes (Cost $11,159)			10,958

MUNICIPAL BONDS & NOTES 0.2%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	201
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		400	418
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023		500	522

Total Municipal Bonds & Notes (Cost $990)			1,141

U.S. GOVERNMENT AGENCIES 6.6%

Fannie Mae
4.818% due 09/01/2044- 10/01/2044 (c)		437	439
5.000% due 08/01/2035 - 04/12/2036 (c)		1,956	1,862
5.500% due 03/01/2034 - 05/11/2036 (c)		29,132	28,443

Total U.S. Government Agencies (Cost $31,212)			30,744

U.S. TREASURY OBLIGATIONS 110.5%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009		5,927	6,207
4.250% due 01/15/2010		5,894	6,334
0.875% due 04/15/2010		20,865	19,770
3.500% due 01/15/2011		21,308	22,530
3.000% due 07/15/2012		72,465	75,536
1.875% due 07/15/2013		32,861	31,920
2.000% due 01/15/2014		27,038	26,397
2.000% due 07/15/2014		55,959	54,593
1.625% due 01/15/2015		55,461	52,356
1.875% due 07/15/2015		18,352	17,655
2.375% due 01/15/2025		41,136	41,353
2.000% due 01/15/2026		22,481	21,312
3.625% due 04/15/2028		57,260	70,403
3.875% due 04/15/2029		48,012	61,635
3.375% due 04/15/2032		1,117	1,377
U.S. Treasury Bonds
6.625% due 02/15/2027		1,100	1,320
4.500% due 02/15/2036		1,800	1,690
U.S. Treasury Note
4.500% due 11/15/2015		1,700	1,650

Total U.S. Treasury Obligations (Cost $529,226)			514,038

MORTGAGE-BACKED SECURITIES 0.5%

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		97	97
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		757	761
GSR Mortgage Loan Trust
4.541% due 09/25/2035		1,551	1,516

Total Mortgage-Backed Securities (Cost $2,396)			2,374

ASSET-BACKED SECURITIES 0.2%

Carrington Mortgage Loan Trust
4.898% due 06/25/2035		138	138
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		380	380
Quest Trust
4.998% due 03/25/2035		21	22
Residential Asset Securities Corp.
4.854% due 04/25/2036		100	100
Soundview Home Equity Loan Trust
4.888% due 02/25/2036		191	191
4.910% due 04/25/2036		100	100

Total Asset-Backed Securities (Cost $931)			931

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.250% due 04/15/2012		459	460

Total Sovereign Issues (Cost $443)			460

FOREIGN CURRENCY- DENOMINATED ISSUES (i) 0.7%

Canadian Government Bond
3.000% due 12/01/2036 (b)	C$	210	242
France Government Bond
3.000% due 07/25/2012 (b)	EC	1,786	2,368
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		525	658

Total Foreign Currency-Denominated Issues (Cost $3,498)			3,268

	Notional Amount (000)s

PURCHASED PUT OPTIONS (i) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	1,100	46

Total Purchased Put Options (Cost $32)			46

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 5.2%

Commercial Paper 2.3%

Cox Communications, Inc.
4.720% due 07/17/2006		$800	800
Danske Corp.
4.840% due 06/27/2006		2,500	2,470
Dexia Delaware LLC
4.840% due 06/27/2006		7,500	7,411

			10,681

Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $2,943. Repurchase proceeds are $2,885.)		2,884	2,884

Belgium Treasury Bills 0.5%

2.392% due 04/13/2006- 06/15/2006 (c)	EC	2,010	2,432

France Treasury Bills 0.1%

2.646% due 08/03/2006		220	265

Germany Treasury Bills 1.4%

2.646% due 08/16/2006- 09/13/2006 (c)		5,410	6,435

U.S. Treasury Bills 0.3%

4.486% due 06/15/2006 (d)(e)		$1,340	1,326

Total Short-Term Instruments (Cost $23,980)			24,023

Total Investments (a) 126.4% (Cost $603,867)			$587,983

Written Options (g) (0.0%) (Premiums $66)			(85)

Other Assets and Liabilities (Net) (26.4%)			(122,902)

Net Assets 100.0%			$464,996

Notes to Schedule of Investments

(amounts in thousands, except number of contracts or units):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $200 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  63

Schedule of Investments (Cont.)

RealEstateRealReturn Strategy Fund

March 31, 2006

(e)	Securities with an aggregate market value of $584 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	72	$(49)
90-Day Eurodollar June Futures	Long	06/2007	72	(51)
90-Day Eurodollar March Futures	Long	03/2007	20	(28)
90-Day Eurodollar March Futures	Long	03/2008	50	(20)
90-Day Eurodollar September Futures	Long	09/2007	72	(49)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	62	(63)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	193	618
U.S. Treasury 5-Year Note June Futures	Long	06/2006	346	(295)

				$63

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$(129)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	1,400	7
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(12)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	20
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		4,500	180
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	6
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,900	(52)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		13,400	275
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	78
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(6)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,200	(30)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,300	68
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	230
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	228
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,200	0
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(65)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,800	47

							$845

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$3
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	0
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	(31)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	9
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	5
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	5
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	4
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	5

						$17

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	38,937	$8,856
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	55,685	12,666

					$21,522

64  PIMCO Funds Annual Report  |  3.31.06

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	36	$19	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	36	20	38
Put - CBOT U.S. Treasury 30-year Bond June Futures	110.000	05/26/2006	28	27	46

				$66	$85

(h)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.250%	11/15/2013	$8,200	$7,913	$8,016

*	Market value includes $138 of interest payable on short sales.

(i)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	C$	583	05/2006	$0	$0	$0
Buy	EC	321	04/2006	1	0	1
Sell		10,325	04/2006	36	(10)	26
Buy	JY	532,883	05/2006	13	0	13
Buy	PZ	133	09/2006	0	0	0
Buy	RR	1,128	09/2006	0	0	0
Buy	SV	1,175	09/2006	0	0	0

				$50	$(10)	$40

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  65

Schedule of Investments

StocksPLUS® Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.8%

Banking & Finance 1.3%

American General Finance Corp.
4.980% due 03/23/2007	$300	$300
American International Group, Inc.
5.050% due 10/01/2015	100	95
BNP Paribas
5.186% due 06/29/2049	1,200	1,128
Export-Import Bank of China
4.875% due 07/21/2015	100	94
HBOS PLC
5.920% due 09/29/2049	100	97
Petroleum Export Ltd.
5.265% due 06/15/2011	98	96
Resona Bank Ltd.
5.850% due 09/29/2049	200	194
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,069
USB Capital IX
6.189% due 03/29/2049	100	99

		3,172

Industrials 1.1%

DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	2,400	2,403
HJ Heinz Co.
6.428% due 12/01/2008	100	102
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
5.750% due 12/15/2015	200	192

		2,708

Utilities 0.4%

Qwest Corp.
7.625% due 06/15/2015	600	645
Ras Laffan Liquefied Natural Gas Corp.
5.838% due 09/30/2027	300	287

		932

Total Corporate Bonds & Notes (Cost $6,905)		6,812

MUNICIPAL BONDS & NOTES 3.0%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.570% due 01/01/2035	1,700	1,796
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	20	20
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	110
Lower Colorado River, Texas Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,033
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,070	3,192
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019	30	30
New York City, New York General Obligation Notes, Series 2005
6.480% due 03/01/2030	200	212
New York State Environmental Facilities Corporations Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	622
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	202

Total Municipal Bonds & Notes (Cost $6,852)		7,217

U.S. GOVERNMENT AGENCIES 58.9%

Fannie Mae
4.285% due 11/28/2035	93	93
4.565% due 05/01/2036	20	20
4.689% due 02/25/2036	100	98
4.810% due 09/22/2006	2,100	2,100
4.938% due 03/25/2034	625	626
5.000% due 11/01/2017 - 05/11/2036 (c)	44,536	42,869
5.168% due 03/25/2044	1,343	1,345
5.218% due 11/25/2032	113	114
5.495% due 12/01/2036	89	89
5.500% due 05/01/2032 - 05/11/2036 (c)	91,978	89,929
5.540% due 09/01/2034	106	106
6.000% due 04/12/2036	1,000	1,000
7.000% due 09/01/2013	22	22
8.000% due 12/01/2030	3	3
Freddie Mac
4.500% due 10/01/2007	57	57
4.818% due 02/25/2045	162	162
5.500% due 08/15/2030	38	38
5.700% due 02/15/2031	6	6
6.102% due 02/01/2024	21	21
8.000% due 01/01/2017	49	52
Government National Mortgage Association
4.375% due 03/20/2027	6	6
8.000% due 02/15/2030	2	2
Small Business Administration
4.750% due 07/01/2025	1,297	1,234
5.520% due 06/01/2024	1,471	1,474

Total U.S. Government Agencies (Cost $145,022)		141,466

U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	1,157	1,163
2.000% due 01/15/2026	1,398	1,326

Total U.S. Treasury Obligations (Cost $2,602)		2,489

MORTGAGE-BACKED SECURITIES 4.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	490	477
Banc of America Funding Corp.
4.115% due 05/25/2035	618	599
Banc of America Mortgage Securities
6.500% due 10/25/2031	234	236
6.500% due 09/25/2033	68	68
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 02/25/2033	1	1
5.062% due 04/25/2033	9	9
4.196% due 01/25/2034	91	90
4.678% due 01/25/2034	235	232
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	1,687	1,688
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	196	193
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	224	221
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 05/25/2034	379	378
5.250% due 02/20/2036	192	190
CS First Boston Mortgage Securities Corp.
5.708% due 05/25/2032	3	3
5.679% due 10/25/2032	1,306	1,303
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	1
3.406% due 06/25/2034	1,505	1,473
Impac CMB Trust
5.218% due 07/25/2033	122	123
5.068% due 04/25/2034	257	258
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	762	757
MASTR Asset Securitization Trust
5.500% due 09/25/2033	43	41
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	22	22
MLCC Mortgage Investors, Inc.
5.745% due 01/25/2029	356	363
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	2	2
Prime Mortgage Trust
5.218% due 02/25/2019	31	31
5.218% due 02/25/2034	153	154
Salomon Brothers Mortgage Securities
4.000% due 12/25/2018	796	754
Washington Mutual MSC Mortgage
Pass-Through Certificates
5.388% due 02/25/2033	3	2
Washington Mutual, Inc.
4.597% due 02/27/2034	90	88
5.018% due 08/25/2042	200	198
5.108% due 10/25/2045	282	284
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	794	786

Total Mortgage-Backed Securities (Cost $11,180)		11,025

ASSET-BACKED SECURITIES 1.3%

AAA Trust
4.918% due 11/26/2035	437	437
Amortizing Residential Collateral Trust
5.108% due 07/25/2032	18	18
Asset-Backed Securities Corp. Home Equity
4.978% due 05/25/2035	943	944
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	138	138
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	196	196
Credit-Based Asset Servicing & Securitization
5.068% due 09/25/2033	1	1
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032	28	29
GSAMP Trust
5.008% due 10/25/2033	293	294
Residential Asset Mortgage Products, Inc.
4.958% due 05/25/2026	16	16
5.158% due 09/25/2033	105	105
5.068% due 02/25/2034	451	451
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034	417	418

Total Asset-Backed Securities (Cost $3,043)		3,047

SOVEREIGN ISSUES 2.9%

Brazilian Government International Bond
5.188% due 04/15/2006	88	87
5.250% due 04/15/2009	700	700
5.250% due 04/15/2012	2,447	2,452
8.000% due 01/15/2018	900	977
China Development Bank
5.000% due 10/15/2015	100	95
Russia Government International Bond
8.250% due 03/31/2010	2,400	2,545

Total Sovereign Issues (Cost $6,682)		6,856

66  PIMCO Funds Annual Report  |  3.31.06

	Principal Amount (000s)		Value (000s)
FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.1%

Ford Motor Credit Co.
6.750% due 01/14/2008	EC	200	$239

Total Foreign Currency-Denominated Issues (Cost $248)			239

	Notional Amount (000s)

PURCHASED CALL OPTIONS (h) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	1,100	$1
2-Year Interest Rate Swap (OTC) Receive 3-Month USD- LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		4,200	0
Strike @ 4.750% Exp. 05/02/2006		10,000	0
Strike @ 4.750% Exp. 08/07/2006		12,000	4
Strike @ 4.500% Exp. 08/07/2006		6,000	0
Strike @ 4.750% Exp. 08/08/2006		4,000	1
Strike @ 4.500% Exp. 10/04/2006		7,600	2
Strike @ 4.250% Exp. 10/11/2006		5,000	0
Strike @ 4.250% Exp. 10/12/2006		5,000	0
Strike @ 4.500% Exp. 10/18/2006		9,000	3
Strike @ 4.250% Exp. 10/19/2006		2,000	0
Strike @ 4.250% Exp. 10/25/2006		6,000	1
Strike @ 4.800% Exp. 12/22/2006		7,000	11
Strike @ 5.000% Exp. 03/08/2007		12,000	42

Total Purchased Call Options (Cost $353)			65

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		200	1
Strike @ JY115.000 Exp. 05/26/2006		1,100	9
Strike @ JY116.000 Exp. 05/26/2006		500	5

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $ 94.000 Exp. 06/19/2006		59	0
Strike @ $ 93.500 Exp. 06/19/2006		8	0
90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 03/19/2007		1,561	10

	# of Contracts

S&P 500 Index (OTC)
Strike @ $ 725.000 Exp. 06/16/2006		401	$0

Total Purchased Put Options (Cost $51)			25

	Shares

PREFERRED STOCK 0.4%

DG Funding Trust
6.777% due 12/31/2049		90	955

Total Preferred Stock (Cost $948)			955

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 36.3%

Commercial Paper 28.3%

ASB Bank Ltd.
4.630% due 05/10/2006		$4,500	4,479
Bank of Ireland
4.680% due 05/23/2006		1,200	1,192
BNP Paribas Finance
4.420% due 04/04/2006		2,500	2,500
Cox Communications, Inc.
4.720% due 07/17/2006		400	400
Danske Corp.
4.420% due 04/06/2006		2,100	2,099
4.700% due 06/01/2006		5,100	5,061
DnB NORBank ASA
4.650% due 06/08/2006		5,500	5,449
ForeningsSparbanken AB
4.480% due 04/20/2006		2,200	2,195
Freddie Mac
4.650% due 04/03/2006		7,000	7,000
General Electric Capital Corp.
4.870% due 06/29/2006		3,900	3,853
HBOS Treasury Services PLC
4.670% due 05/18/2006		4,125	4,101
4.795% due 06/15/2006		2,000	1,980
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		700	699
4.830% due 06/22/2006		6,300	6,230
Societe Generale N.A.
4.420% due 04/04/2006		4,200	4,199
Spintab AB
4.700% due 05/26/2006		800	794
4.760% due 06/02/2006		1,300	1,289
UBS Finance Delaware LLC
4.430% due 04/10/2006		900	899
4.440% due 04/10/2006		2,300	2,298
4.440% due 04/28/2006		1,000	997
4.480% due 05/10/2006		3,100	3,086
Westpac Capital Corp.
4.700% due 05/23/2006		6,600	6,557
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006		500	497

			67,854

Repurchase Agreement 1.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,693. Repurchase proceeds are $3,621.)		3,620	3,620

U.S. Treasury Bills 6.5%

4.498% due 06/01/2006- 06/15/2006 (c)(d)(e)		15,875	15,714

Total Short-Term Instruments (Cost $87,215)			87,188

Total Investments (a) 111.3% (Cost $271,101)			$267,384

Written Options (g) (0.2%) (Premiums $673)			(565)

Other Assets and Liabilities (Net) (11.1%)			(26,651)

Net Assets 100.0%			$240,168

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $786 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $15,219 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ BP95.500	Short	12/2006	9	$(2)
90-Day Eurodollar December Futures	Long	12/2006	554	(545)
90-Day Eurodollar December Futures	Long	12/2007	47	(34)
90-Day Eurodollar June Futures	Long	06/2007	221	(236)
90-Day Eurodollar March Futures	Long	03/2007	415	(457)
90-Day Eurodollar September Futures	Long	09/2007	101	(92)
Euro-Bobl 5-Year Note Futures	Short	06/2006	43	28
S&P 500 Emini Index June Futures	Long	06/2006	301	139
S&P 500 Index June Futures	Long	06/2006	631	1,831
U.S. Treasury 10-Year Note Futures	Long	06/2006	27	(21)
U.S. Treasury 5-Year Note Futures	Short	06/2006	1	1

				$612

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  67

Schedule of Investments (Cont.)

StocksPLUS® Total Return Fund

March 31, 2006

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	11,000	$(64)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		5,900	(67)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		200	(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,100	2
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(7)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		$400	(18)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,300	18
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		500	(4)

							$(154)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$2,800	$6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	1,500	(17)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	2,800	13
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,300	8
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	800	14
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	500	(1)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	(4)

						$18

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	8,567	$(161)

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	9	$2	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	35	7	2
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	7	2	1
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	9	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	71	15	19
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	26	16	24
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	196	150	272
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	15	16	29
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	10	9	14
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	19	10	15
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	48	37	63
Put - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	9	11	17

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$200	1	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	400	2	1
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	700	5	1

					$285	$458

68  PIMCO Funds Annual Report  |  3.31.06

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	300	$4	$1
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		5,400	26	37
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		3,000	40	12
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	29	24
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		1,800	14	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		4,000	25	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		5,000	41	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		2,000	15	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		4,000	39	4
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		3,000	21	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		2,000	15	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	8	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		3,000	19	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		2,000	19	2
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	22	16

								$388	$107

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	523	05/2006	$0	$(9)	$(9)
Buy	BR	218	07/2006	3	0	3
Sell		125	07/2006	0	(1)	(1)
Buy	C$	99	05/2006	0	0	0
Buy	CP	45,460	07/2006	0	0	0
Sell		86,200	07/2006	0	(2)	(2)
Buy		105,000	08/2006	2	0	2
Buy	CY	1,888	03/2007	0	0	0
Buy	EC	548	06/2006	2	0	2
Buy	JY	250,873	05/2006	4	(1)	3
Sell	KW	10,850	07/2006	0	0	0
Buy		197,174	08/2006	0	(1)	(1)
Sell		47,900	08/2006	0	0	0
Buy		124,717	09/2006	0	0	0
Sell		124,717	09/2006	0	(1)	(1)
Buy	MP	1,130	08/2006	0	(4)	(4)
Sell		1,200	08/2006	0	(1)	(1)
Buy		1,125	09/2006	0	(2)	(2)
Buy	PN	211	05/2006	0	(2)	(2)
Buy		243	08/2006	0	(2)	(2)
Sell		410	08/2006	1	0	1
Buy		247	09/2006	0	(1)	(1)
Buy	PZ	388	05/2006	0	(2)	(2)
Sell		243	05/2006	0	(1)	(1)
Buy		199	09/2006	0	0	0
Buy	RP	2,481	08/2006	0	0	0
Sell		2,481	08/2006	0	0	0
Buy		4,735	09/2006	1	0	1
Sell		1,820	09/2006	0	0	0
Buy	RR	4,512	08/2006	3	0	3
Sell		4,512	08/2006	0	(1)	(1)
Buy		3,058	09/2006	0	0	0
Sell	S$	10	07/2006	0	0	0
Buy		271	08/2006	1	0	1
Sell		271	08/2006	0	(1)	(1)
Buy		172	09/2006	0	0	0
Buy	SR	4	05/2006	0	0	0
Sell		90	05/2006	0	0	0
Buy		125	08/2006	0	0	0
Buy	SV	7,480	09/2006	1	0	1
Sell		4,230	09/2006	0	(2)	(2)
Buy	T$	4,529	08/2006	0	(1)	(1)
Sell		4,529	08/2006	0	(1)	(1)
Buy		3,337	09/2006	0	0	0
Sell		3,337	09/2006	0	(1)	(1)

				$18	$(37)	$(19)

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  69

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS& NOTES 12.3%

Banking & Finance 8.2%

Bear Stearns Cos., Inc.
4.810% due 04/29/2008	$900	$902
5.050% due 03/30/2009	300	300
CIT Group Holdings, Inc.
4.810% due 01/30/2009	1,000	1,001
CIT Group, Inc.
4.980% due 11/03/2010	300	301
Citigroup Global Markets Holdings, Inc.
4.890% due 03/07/2008	25	25
Citigroup, Inc.
4.200% due 12/20/2007	300	295
5.000% due 12/26/2008	600	600
Ford Motor Credit Co.
5.090% due 03/13/2007	200	194
General Motors Acceptance Corp.
5.520% due 04/13/2006	40	40
5.500% due 01/16/2007	100	98
Goldman Sachs Group, Inc.
4.669% due 10/05/2007	700	702
4.760% due 07/29/2008	400	401
5.025% due 12/22/2008	200	200
4.944% due 07/23/2009	20	20
HSBC Finance Corp.
5.040% due 09/15/2008	100	100
John Deere Capital Corp.
5.045% due 06/28/2006	100	100
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	500	501
5.150% due 12/23/2010	200	201
Morgan Stanley
4.845% due 11/09/2007	600	601
4.854% due 01/22/2009	100	100
4.830% due 02/09/2009	600	601
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	200	200
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	200	200
SLM Corp.
4.833% due 07/25/2008	1,300	1,305
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	97
Textron Financial Corp.
4.891% due 10/06/2006	800	802
Wells Fargo
4.920% due 03/10/2008	800	801

		10,688

Industrials 2.3%

DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	200	200
5.100% due 11/17/2006	200	200
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	200	200
Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	96
Safeway, Inc.
5.315% due 03/27/2009	1,300	1,301
Tyco International Group S.A.
5.800% due 08/01/2006	900	901
Williams Cos., Inc.
6.375% due 10/01/2010	100	100

		2,998

Utilities 1.8%

AT&T, Inc.
4.951% due 11/14/2008	1,300	1,303
Florida Power Corp.
5.141% due 11/14/2008	700	701
Midamerican Energy Holdings Co.
6.125% due 04/01/2036	100	98
Qwest Corp.
7.625% due 06/15/2015	100	108
Southern California Edison Co.
4.767% due 02/02/2009	200	200

		2,410

Total Corporate Bonds & Notes (Cost $16,091)		16,096

MUNICIPAL BONDS & NOTES 1.3%

Illinois State General Obligation Notes, Series 2005
6.570% due 03/01/2034	1	1
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	100	101
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	27
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2043	35	38
6.375% due 06/01/2032	125	136
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (e)	900	917
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.580% due 06/15/2038	50	53
North Texas State Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
6.570% due 01/01/2035	13	13
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 05/15/2037	201	202
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	200	205

Total Municipal Bonds & Notes (Cost $1,667)		1,693

U.S. GOVERNMENT AGENCIES 37.3%

Fannie Mae
4.285% due 11/28/2035	12	12
4.362% due 03/01/2035	72	71
4.401% due 10/01/2034	60	59
4.487% due 09/01/2035	370	365
4.524% due 07/01/2035	328	323
4.619% due 09/01/2035	375	371
4.695% due 12/01/2033	179	178
4.727% due 12/01/2033	155	154
4.810% due 09/22/2006	25	25
4.837% due 06/01/2035	368	363
5.000% due 10/01/2035 - 04/12/2036 (b)	9,412	8,963
5.013% due 06/01/2035	368	367
5.168% due 09/25/2042	324	326
5.500% due 04/01/2034 - 05/11/2036 (b)	35,562	34,713
5.616% due 11/01/2035	92	94
6.000% due 04/12/2036	1,000	1,000
4.718% due 06/01/2035	34	18
4.899% due 11/01/2034	268	263
5.000% due 12/15/2020 - 01/15/2024 (b)	494	491
5.149% due 06/15/2018	42	42
5.500% due 08/15/2030	2	2
Small Business Administration
5.520% due 06/01/2024	23	23

Total U.S. Government Agencies (Cost $49,248)		48,823

U.S. TREASURY OBLIGATIONS 6.3%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	105	106
2.000% due 01/15/2026	599	568
3.625% due 04/15/2028	6,129	7,535

Total U.S. Treasury Obligations (Cost $8,658)		8,209

MORTGAGE-BACKED SECURITIES 4.4%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	70	68
Banc of America Funding Corp.
4.115% due 05/25/2035	88	86
Bear Stearns Adjustable Rate Mortgage Trust
4.196% due 01/25/2034	3	3
4.750% due 10/25/2035	274	270
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	19	19
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	98	97
4.900% due 12/25/2035	195	194
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	846	831
4.861% due 02/25/2037	995	998
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	96	95
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	97	96
GSR Mortgage Loan Trust
4.541% due 09/25/2035	274	268
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	188	186
Mellon Residential Funding Corp.
4.989% due 06/15/2030	11	11
5.189% due 12/15/2030	897	898
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	288	284
5.358% due 08/25/2034	385	384
5.288% due 01/25/2035	410	413
Structured Asset Mortgage Investments, Inc.
5.098% due 02/25/2036	100	100
Wells Fargo Mortgage Backed Securities Trust
4.950% due 03/25/2036	397	393

Total Mortgage-Backed Securities (Cost $5,710)		5,694

ASSET-BACKED SECURITIES 3.0%

AAA Trust
4.918% due 11/26/2035	62	62
ACE Securities Corp.
4.928% due 10/25/2035	311	311
Argent Securities, Inc.
4.938% due 10/25/2035	70	70
4.958% due 02/25/2036	315	315
Asset-Backed Securities Corp. Home Equity
4.978% due 05/25/2035	63	63

70  PIMCO Funds Annual Report  |  3.31.06

	Principal Amount (000s)		Value (000s)
Carrington Mortgage Loan Trust
4.908% due 05/25/2035		$16	$16
4.898% due 06/25/2035		14	14
Centex Home Equity
4.908% due 06/25/2035		122	122
Citigroup Mortgage Loan Trust, Inc.
4.908% due 07/25/2035		44	44
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031		2	2
4.898% due 10/25/2035		46	46
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		5	5
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		68	68
GSR Mortgage Loan Trust
4.918% due 12/25/2030		181	181
Home Equity Asset Trust
4.928% due 02/25/2036		688	688
IXIS Real Estate Capital Trust
4.898% due 09/25/2035		18	18
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		125	126
4.908% due 01/25/2036		274	275
Metris Master Trust
5.096% due 11/20/2009		200	200
Morgan Stanley Asset-Backed Capital
4.998% due 05/25/2034		19	19
Option One Mortgage Loan Trust
4.918% due 08/25/2035		39	39
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		46	46
Quest Trust
4.898% due 12/25/2035		62	62
Renaissance Home Equity Loan Trust
4.968% due 11/25/2035		79	79
Residential Asset Mortgage Products, Inc.
4.928% due 05/25/2025		72	72
SACO I, Inc.
4.928% due 09/25/2033		65	65
SLM Student Loan Trust
4.960% due 03/15/2013		47	47
4.643% due 07/25/2013		206	207
4.633% due 01/26/2015		236	236
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		55	55
Structured Asset Securities Corp.
4.948% due 12/25/2035		413	414

Total Asset-Backed Securities (Cost $3,964)			3,967

SOVEREIGN ISSUES 0.5%

Brazilian Government International Bond
5.188% due 04/15/2006		2	2
7.875% due 03/07/2015		400	433
8.875% due 10/14/2019		100	116
Russia Government International Bond
8.250% due 03/31/2010		20	21

Total Sovereign Issues (Cost $529)			572

FOREIGN CURRENCY- DENOMINATED ISSUES (h) 0.3%

Ford Motor Credit Co.
6.750% due 01/14/2008	EC	300	359

Total Foreign Currency-Denominated Issues (Cost $373)			359

	Notional Amount (000s)

PURCHASED CALL OPTIONS (h) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	300	0
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$2,000	0
Strike @ 4.750% Exp. 05/02/2006		2,000	0
Strike @ 4.500% Exp. 08/07/2006		3,000	0
Strike @ 4.750% Exp. 08/07/2006		2,000	1
Strike @ 4.250% Exp. 10/12/2006		2,000	0
Strike @ 4.500% Exp. 10/18/2006		2,000	1
Strike @ 4.800% Exp. 12/22/2006		3,000	5
Strike @ 5.000% Exp. 03/08/2007		5,000	17
Strike @ 5.000% Exp. 03/08/2007		2,000	7

	# of Contracts

S&P 500 Index (CME)
Strike @ $1,625.000 Exp. 06/16/2006		306	0
Strike @ $1,675.000 Exp. 06/16/2006		32	0

Total Purchased Call Options (Cost $94)			31

PURCHASED PUT OPTIONS (h) 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $ 91.750 Exp. 12/18/2006		24	0
Strike @ $ 92.250 Exp. 12/18/2006		74	1
Strike @ $ 92.250 Exp. 12/18/2006		83	1
Strike @ $ 92.500 Exp. 12/18/2006		46	0
90-Day Eurodollar June Futures (CME)
Strike @ $ 93.000 Exp. 06/19/2006		20	0
Strike @ $ 93.750 Exp. 06/19/2006		12	0
Strike @ $ 94.000 Exp. 06/19/2006		40	0
Strike @ $ 92.250 Exp. 12/18/2006		19	0
90-Day Eurodollar March Futures (CME)
Strike @ $ 92.000 Exp. 06/19/2006		83	1
Strike @ $ 92.250 Exp. 03/19/2007		10	0
90-Day Eurodollar September Futures (CME)
Strike @ $92.250 Exp. 09/18/2006		65	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		$100	1
Strike @ JY115.000 Exp. 05/26/2006		400	3
Strike @ JY116.000 Exp. 05/26/2006		300	3
Strike @ JY115.000 Exp. 05/26/2006		200	2

Total Purchased Put Options (Cost $22)			12

	Shares

PREFERRED STOCK 0.0%

DG Funding Trust
6.777% due 12/31/2049		3	32

Total Preferred Stock (Cost $31)			32

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (h) 64.6%

Certificates of Deposit 0.3%

Barclays Bank PLC
4.485% due 01/29/2007		$400	400

Commercial Paper 48.9%

ANZ National (Int’l) Ltd.
4.490% due 04/12/2006		1,900	1,898
ASB Bank Ltd.
4.630% due 05/10/2006		2,700	2,687
Bank of Ireland
4.610% due 05/08/2006		3,200	3,186
Barclays U.S. Funding Corp.
4.645% due 05/15/2006		2,500	2,486
BNP Paribas Finance
4.430% due 04/20/2006		1,600	1,597
4.660% due 05/22/2006		1,200	1,192
CBA (de) Finance
4.660% due 05/22/2006		1,200	1,192
Danske Corp.
4.420% due 04/06/2006		2,700	2,699
Dexia Delaware LLC
4.425% due 04/04/2006		1,100	1,100
4.840% due 06/27/2006		2,800	2,767
DnB NORBank ASA
4.440% due 04/21/2006		1,100	1,098
4.710% due 06/01/2006		1,500	1,488
Fannie Mae
4.660% due 06/07/2006		3,100	3,072
4.735% due 06/21/2006		3,600	3,560
ForeningsSparbanken AB
4.605% due 05/09/2006		1,100	1,095
Freddie Mac
4.750% due 06/27/2006		2,600	2,569
General Electric Capital Corp.
4.600% due 05/09/2006		1,500	1,493
HBOS Treasury Services PLC
4.430% due 04/04/2006		700	700
4.610% due 05/09/2006		600	597
4.630% due 05/15/2006		1,100	1,094
4.745% due 06/08/2006		1,200	1,189
ING U.S. Funding LLC
4.480% due 04/19/2006		400	399
4.600% due 05/08/2006		600	597
IXIS Commercial Paper Corp.
4.600% due 05/04/2006		3,200	3,187
4.690% due 06/05/2006		700	694
Nordea N.A., Inc.
4.430% due 04/06/2006		1,100	1,100
4.500% due 04/20/2006		600	599
4.600% due 05/08/2006		500	498
4.650% due 05/15/2006		1,200	1,193

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  71

Schedule of Investments (Cont.)

StocksPLUS® TR Short Strategy Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
San Paolo IMI U.S. Financial Co.
4.665% due 05/23/2006		$1,800	$1,788
4.710% due 05/30/2006		1,100	1,092
Skandinaviska Enskilda Banken AB
4.780% due 06/09/2006		3,600	3,566
Societe Generale N.A.
4.670% due 05/22/2006		1,300	1,292
4.760% due 06/12/2006		1,300	1,287
UBS Finance Delaware LLC
4.430% due 04/10/2006		2,700	2,698
4.600% due 05/08/2006		800	796
4.660% due 05/22/2006		400	397
Westpac Capital Corp.
4.715% due 05/30/2006		600	596
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		2,500	2,492
4.660% due 05/22/2006		900	894

			63,924

Repurchase Agreement 4.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at$5,526. Repurchase proceeds are $5,419.)		5,417	5,417

Belgium Treasury Bills 0.7%

2.336% due 04/13/2006- 06/15/2006 (b)	EC	760	917

France Treasury Bills 1.7%

2.614% due 05/04/2006- 07/20/2006 (b)		1,880	2,264

Germany Treasury Bills 2.1%

2.539% due 06/14/2006- 08/16/2006		2,340	2,812

Netherlands Treasury Bills 0.8%

2.453% due 04/28/2006- 05/31/2006 (b)		830	1,004

U.S. Treasury Bills 6.0%
4.500% due 06/01/2006- 06/15/2006 (b)(d)		$7,875	7,795

Total Short-Term Instruments (Cost $84,504)			84,533

Total Investments (a) 130.0% (Cost $170,891)			$170,021

Written Options (g) (0.1%) (Premiums $173)			(152)

Other Assets and Liabilities (Net) (29.9%)			(39,064)

Net Assets 100.0%			$130,805

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $806 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $7,795 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	35	$(38)
90-Day Eurodollar December Futures	Long	12/2007	90	(75)
90-Day Eurodollar June Futures	Long	06/2007	114	(105)
90-Day Eurodollar March Futures	Long	03/2007	115	(113)
90-Day Eurodollar March Futures	Long	03/2008	4	0
90-Day Eurodollar September Futures	Long	09/2007	111	(97)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	20	13
S&P 500 Emini Index June Futures	Long	06/2006	17	(3)
S&P 500 Index June Futures	Short	06/2006	405	(1,034)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	38	(32)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	12	(40)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	21	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ BP95.500	Short	12/2006	1	0

				$(1,541)

(e)	Residual Interest bond.

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	200	$0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	200	0

							$0

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	5	$1	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	20	4	1
Call - CBOT U.S. Treasury 10- Year Note June Futures		108.000	05/26/2006	4	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	40	8	11
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3	1	0
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	12	9	16
Put - CME 90- Day Eurodollar September Futures		95.500	09/18/2006	3	4	6
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	10	7	9
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	50	40	70
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	3	3	4

				Notional Amounts

Put - OTC U.S. dollar versus Japanese Yen	J	Y 112.000	05/18/2006	$100	0	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	400	3	1
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	200	1	0

					$82	$119

72  PIMCO Funds Annual Report  |  3.31.06

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	100	$1	$0
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		400	2	3
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		$1,000	13	4
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	20	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		1,000	6	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		1,000	8	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		1,000	10	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		1,000	6	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8

								$91	$33

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	1,014	03/2007	$0	$0	$0
Sell	EC	1,606	04/2006	8	(10)	(2)
Sell		3,447	06/2006	9	(8)	1
Buy	JY	90,797	05/2006	1	0	1

				$18	$(18)	$0

See accompanying notes  |  3.31.06  |  PIMCO Funds Annual Report  73

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 13 funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Asset Fund are declared on each day the Trust is open for business and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

74  PIMCO Funds Annual Report  |  3.31.06

Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Real Return Asset Fund are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of each Fund except Real Return Asset Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may gain exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the CRRS Fund derive at least 90 percent of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”).

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the CRRS Fund invests to not be considered Qualifying Income after June 30, 2006. The Revenue Ruling would limit the extent to which the CRRS Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income, including any other items not considered Qualifying Income.

The Revenue Ruling has no immediate impact on the current operations of the CRRS Fund and will not affect the ability of the CRRS Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the CRRS Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the CRRS Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the CRRS Fund’s investment return.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund with investments as described in the proceeding paragraph, the All Asset and All Authority Funds would be subject to the risk of diminished investment returns if the CRRS Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of the All Asset and All Asset All Authority Funds’ investments, any failure of the CRRS Fund to qualify as a regulated investment company could jeopardize the All Asset and All Asset All Authority Funds’ own qualification, if it thereby failed to satisfy the asset diversification requirement.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

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Notes to Financial Statements (Cont.)

March 31, 2006

Non-U.S. currency symbols utilized throughout report are defined as follows:

A$	–	Australian Dollar	N$	–	New Zealand Dollar
BP	–	British Pound	NK	–	Norwegian Krone
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
CY	–	Chinese Yuan Renminbi	RR	–	Russian Ruble
DK	–	Danish Krone	S$	–	Singapore Dollar
EC	–	Euro	SF	–	Swiss Franc
H$	–	Hong Kong Dollar	SK	–	Swedish Krona
JY	–	Japanese Yen	SR	–	South African Rand
KW	–	South Korean Won	SV	–	Slovakian Koruna
MP	–	Mexican Peso	T$	–	Taiwan Dollar
MR	–	Malaysian Ringgit

Forward Currency Transactions. Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and

76  PIMCO Funds Annual Report  |  3.31.06

subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these

3.31.06  |  PIMCO Funds Annual Report  77

Notes to Financial Statements (Cont.)

March 31, 2006

agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Commodities Linked/Structured Notes. Certain Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At March 31, 2006, the value of these securities comprised 11.2% of the CommodityRealReturn Strategy Fund®’s net assets and resulted in unrealized depreciation of $714,111.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Fund Name	Investment Advisory Fee		Administration Fee
	All Classes(%)		Institutional(%)	Administrative(%)	A, B and C Classes(%)		Class D(%)		Class R(%)
All Asset Fund	0.20	(1)	0.05	0.05	0.40	(4)	0.40	(4)	0.45
All Asset All Authority Fund	0.25	(2)	0.05	N/A	0.40	(4)	0.40	(4)	N/A
CommodityRealReturn Strategy Fund®	0.49		0.25	0.25	0.50		0.50		N/A
European StocksPLUS® TR Strategy Fund	0.55		0.30	N/A	N/A		N/A		N/A
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.55		0.30	N/A	N/A		N/A		N/A
Fundamental IndexPLUS Fund	0.45	(3)	0.25	0.25	N/A		N/A		N/A
Fundamental IndexPLUS TR Fund	0.54	(3)	0.25	0.25	0.40		0.40		N/A
International StocksPLUS® TR Strategy Fund	0.55		0.30	N/A	0.45	(5)	0.45	(5)	N/A
Japanese StocksPLUS® TR Strategy Fund	0.55		0.30	N/A	N/A		N/A		N/A
Real Return Asset Fund	0.35		0.25	N/A	N/A		N/A		N/A
RealEstateRealReturn Strategy Fund	0.49		0.25	N/A	0.45	(6)	0.45	(6)	N/A
StocksPLUS® Total Return Fund	0.49		0.25	N/A	0.40	(4)	0.40	(4)	N/A
StocksPLUS® TR Short Strategy Fund	0.49		0.25	N/A	N/A		N/A		N/A

(1)	PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.60% of the total assets invested in Underlying Funds.
(2)	PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.
(4)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.40%.
(5)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.45%.
(6)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.

78  PIMCO Funds Annual Report  |  3.31.06

Redemption Fees. Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days or 60 days, after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $7,076,201 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses:

(i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, Fundamental IndexPLUS, Fundamental IndexPLUS TR, Japanese StocksPLUS® TR Strategy and StocksPLUS® TR Short Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class (%)	Admin. Class (%)	Class A (%)	Class B (%)	Class C (%)	Class D (%)
All Asset All Authority Fund	0.99	—	—	—	—	—
European StocksPLUS® TR Strategy Fund	0.85	—	—	—	—	—
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.85	—	—	—	—	—
Fundamental IndexPLUS Fund	0.65	0.90	—	—	—	—
Fundamental IndexPLUS TR Fund	0.74	0.99	1.14	—	1.89	1.14
Japanese StocksPLUS® TR Strategy Fund	0.85	—	—	—	—	—
StocksPLUS® TR Short Strategy Fund	0.74	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006
All Asset All Authority Fund	$55	$0	$0
European StocksPLUS® TR Strategy Fund	10	0	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	9	0	0
Fundamental IndexPLUS Fund	N/A	N/A	24
Fundamental IndexPLUS TR Fund	N/A	N/A	25
Japanese StocksPLUS® TR Strategy Fund	9	0	0
StocksPLUS® TR Short Strategy Fund	25	0	0

3.31.06  |  PIMCO Funds Annual Report  79

Notes to Financial Statements (Cont.)

March 31, 2006

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$10,689,036	$4,858,570
All Asset All Authority Fund	0	0	1,011,455	302,182
CommodityRealReturn Strategy Fund®	39,960,051	33,997,626	1,995,337	487,228
European StocksPLUS® TR Strategy Fund	33,512	30,963	912	1,157
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	114,483	92,137	7,144	1,624
Fundamental IndexPLUS Fund	18,254	5,919	34,277	5,648
Fundamental IndexPLUS TR Fund	1,222,427	945,083	187,650	17,175
International StocksPLUS® TR Strategy Fund	2,317,098	1,901,613	192,825	38,155
Japanese StocksPLUS® TR Strategy Fund	169,976	130,768	15,223	2,388
Real Return Asset Fund	5,842,799	4,032,320	60,369	34,472
RealEstateRealReturn Strategy Fund	2,236,936	2,166,993	29,099	26,132
StocksPLUS® Total Return Fund	644,908	665,234	50,306	70,123
StocksPLUS® TR Short Strategy Fund	280,094	219,589	37,394	8,407

5. Line of Credit

On October 31, 2003, the All Asset All Authority Fund (the “AAAA Fund’) entered into a revolving credit agreement with Citibank N.A. Under this agreement, there is a maximum available commitment amount equal to $100 million. The initial available commitment amount is $5 million, and may be increased upon written request in amounts at least equal to $5 million. Borrowings under this agreement bear interest at a specified spread above the daily Federal Funds Rate, plus a commitment fee on the average daily unused balance of the available commitment. The daily unused balance refers to the available commitment then in effect minus the outstanding principal amount of advances. On November 21, 2005, the Fund terminated the revolving credit agreement with Citibank N.A. As of November 21, 2005, the AAAA Fund was paying interest at 4.75%. Interest and commitment fees paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund incurred interest expense and commitment fees in the amount of $2,403,844 and $7,753, respectively.

On November 21, 2005, the AAAA Fund entered into a revolving credit agreement with Citicorp North America, Inc., (“CNAI”). Under this agreement, there is a maximum available commitment amount equal to $175 million as of March 31, 2006. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2006 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of March 31, 2006, the AAAA Fund was paying interest at 5.16%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the CNAI revolving credit agreement for the fiscal year ended March 31, 2006 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of March 31, 2006
$135,450	$160,305	$2,417	$59	$175,000

80  PIMCO Funds Annual Report  |  3.31.06

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	CommodityRealReturn Strategy Fund®			European StocksPLUS® TR Strategy Fund			Far East (Ex-Japan) StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	6,564	$0	$1,497	6	$0	$3	9	$0	$3
Sales	35,309	315,600	9,330	14	600	6	21	2,100	17
Closing Buys	0	0	0	(1)	0	0	(3)	0	(1)
Expirations	(39,788)	(315,600)	(9,396)	(19)	(400)	(7)	(27)	(400)	(8)
Exercised	0	0	0	0	0	0	0	0	0

Balance at 03/31/2006	2,085	$0	$1,431	0	$200	$2	0	$1,700	$11

	Fundamental IndexPLUS Fund					Fundamental IndexPLUS TR Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Prmiume
Balance at 03/31/2005	0	$0	BP	0	$0	0	$0	BP	0	$0
Sales	490	7,100		300	289	2,111	56,600		5,600	1,293
Closing Buys	(161)	(200)		0	(35)	0	0		0	0
Expirations	(135)	0		0	(52)	(1,231)	(3,200)		0	(308)
Exercised	0	0		0	0	(89)	0		0	(15)

Balance at 03/31/2006	194	$6,900	BP	300	$202	791	$53,400	BP	5,600	$970

	International StocksPLUS® TR Strategy Fund			Japanese StocksPLUS® TR Strategy Fund			Real Return Asset Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium
Balance at 03/31/2005	243	$0	$92	13	$0	$5	356	$83
Sales	466	63,400	509	44	3,400	24	4,994	1,202
Closing Buys	(43)	0	(16)	(11)	0	(5)	(2,123)	(458)
Expirations	(619)	(3,400)	(153)	(42)	(600)	(7)	(2,733)	(551)
Exercised	(47)	0	(13)	(4)	0	(1)	(228)	(83)

Balance at 03/31/2006	0	$60,000	$419	0	$2,800	$16	266	$193

	RealEstateRealReturn Strategy Fund			StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	360	$0	$80	755	$0	BP	0	$367
Sales	1,932	22,000	494	1,532	43,400		5,700	971
Closing Buys	(953)	0	(197)	(263)	0		0	(149)
Expirations	(947)	(22,000)	(219)	(1,526)	(1,600)		0	(505)
Exercised	(292)	0	(92)	(44)	0		0	(11)

Balance at 03/31/2006	100	$0	$66	454	$41,800	BP	5,700	$673

	StocksPLUS® TR Short Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	0	$0	BP	0	$0
Sales	305	10,900		500	214
Closing Buys	(11)	0		0	(3)
Expirations	(130)	(200)		0	(35)
Exercised	(14)	0		0	(3)

Balance at 03/31/2006	150	$10,700	BP	500	$173

3.31.06  |  PIMCO Funds Annual Report  81

Notes to Financial Statements (Cont.)

March 31, 2006

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				CommodityRealReturn Strategy Fund®
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	307,715	$3,980,542	209,876	$2,657,088	27,747	$302,629	11,960	$126,965	241,110	$3,778,034	177,169	$2,713,868
Administrative Class	3,584	46,333	3,258	41,748	0	0	0	0	38,967	606,427	3,360	52,504
Other Classes	199,267	2,565,728	117,105	1,478,622	36,731	400,262	0	0	213,388	3,330,893	194,483	2,959,855
Issued as reinvestment of distributions
Institutional Class	27,236	349,881	12,332	156,608	1,293	14,028	570	6,053	45,051	688,156	9,720	146,328
Administrative Class	316	4,060	150	1,902	0	0	0	0	3,956	58,899	180	2,729
Other Classes	11,481	146,491	5,019	63,496	525	5,658	0	0	45,820	694,129	10,408	155,826
Cost of shares redeemed
Institutional Class	(39,445)	(509,572)	(20,842)	(262,472)	(8,896)	(96,564)	(3,232)	(33,308)	(101,618)	(1,589,699)	(83,888)	(1,269,096)
Administrative Class	(1,196)	(15,465)	(415)	(5,356)	0	0	0	0	(4,442)	(68,666)	(484)	(7,210)
Other Classes	(55,982)	(718,229)	(18,047)	(225,692)	(2,581)	(27,727)	0	0	(134,124)	(2,032,760)	(74,361)	(1,127,812)

Net increase (decrease) resulting from Fund share transactions	452,976	$5,849,769	308,436	$3,905,944	54,819	$598,286	9,298	$99,710	348,108	$5,465,413	236,587	$3,626,992

	International StocksPLUS® TR Strategy Fund				Japanese StocksPLUS® TR Strategy Fund				Real Return Asset Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	33,610	$408,653	21,090	$228,485	3,311	$42,490	1,098	$11,761	156,116	$1,842,337	43,017	$510,275
Other Classes	3,948	46,329	641	6,828	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	2,469	29,314	2,466	25,657	424	5,276	71	717	6,811	80,599	2,433	28,760
Other Classes	275	3,217	55	559	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(10,981)	(114,775)	(5,662)	(60,867)	(608)	(6,781)	(705)	(7,516)	(19,777)	(242,916)	(16,355)	(191,857)
Other Classes	(731)	(8,618)	(101)	(1,065)	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	28,590	$364,120	18,489	$199,597	3,127	$40,985	464	$4,962	143,150	$1,680,020	29,095	$347,178

82  PIMCO Funds Annual Report  |  3.31.06

	European StocksPLUS® TR Strategy Fund				Far East (ex-Japan) StocksPLUS® TR Strategy Fund				Fundamental IndexPLUS Fund		Fundamental IndexPLUS TR Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Period from 06/30/2005 to 03/31/2006		Period from 06/30/2005 to 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	228	$2,502	637	$6,624	2,253	$27,333	801	$8,499	7,219	$72,719	45,696	$464,310
Administrative Class	0	0	0	0	0	0	0	0	1	10	1	10
Other Classes	0	0	0	0	0	0	0	0	0	0	3,587	36,269
Issued as reinvestment of distributions
Institutional Class	63	685	89	886	139	1,659	36	386	389	3,901	1,907	19,302
Administrative Class	0	0	0	0	0	0	0	0	0	1	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	57	584
Cost of shares redeemed
Institutional Class	(67)	(666)	(1,034)	(10,652)	(700)	(7,929)	(789)	(8,177)	(24)	(247)	(156)	(1,604)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	(192)	(1,969)

Net increase (decrease) resulting from Fund share transactions	224	$2,521	(308)	$(3,142)	1,692	$21,063	48	$708	7,585	$76,384	50,900	$516,902

	RealEstateRealReturn Strategy Fund				StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	31,358	$307,183	46,729	$461,587	6,546	$83,059	38,147	$463,395	15,756	$147,081	85	$827
Other Classes	6,492	66,053	5,096	56,470	3,702	46,287	3,469	42,654	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	14,804	128,303	5,985	61,767	1,715	20,718	1,633	20,804	143	1,310	31	293
Other Classes	2,132	18,220	1,350	13,754	857	10,244	173	2,201	0	0	0	0
Cost of shares redeemed
Institutional Class	(50,226)	(516,298)	(31,963)	(363,593)	(24,233)	(305,811)	(29,287)	(354,934)	(1,610)	(15,017)	(16)	(165)
Other Classes	(3,686)	(36,946)	(2,937)	(30,270)	(3,877)	(47,824)	(1,762)	(21,341)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	874	$(33,485)	24,260	$199,715	(15,290)	$(193,327)	12,373	$152,779	14,289	$133,374	100	$955

3.31.06  |  PIMCO Funds Annual Report  83

Notes to Financial Statements (Cont.)

March 31, 2006

8. Risk Factors of the All Asset and All Asset All Authority Funds

Investing in the Underlying Funds through the All Asset and All Asset All Authority Funds (the “Fund of Funds”) involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Fund of Funds wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund of Funds may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments dissued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including future contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks. Accordingly, the Fund of Funds’ investment performance depends upon the ability of the Underlying Funds to achieve their objective. There can be no assurance that the investment objectives of any Underlying Funds will be achieved.

The officers and trustees of the Trust also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Fund of Funds and the Underlying Funds.

9. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2006 (amounts in thousands):

All Asset Fund

Underlying PIMS Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$397,398	$504,286	$419,617	$(15,769)	$449,421	$65,402	$21,811
Convertible Fund	42,311	1,167	2,000	2,290	43,808	1,167	(82)
Developing Local Markets Fund	0	847,731	0	19,515	867,245	12,582	694
Emerging Markets Bond Fund	694,638	804,312	463,938	46,437	1,078,320	85,516	8,112
European Convertible Fund	108,410	3,663	108,621	0	0	1,942	11
Floating Income Fund	528,457	551,769	434,999	11,939	661,737	38,365	1,935
Foreign Bond (Unhedged) Fund	379,767	174,926	266,299	(16,139)	262,654	8,871	(12,212)
Fundamental IndexPLUS Fund	0	45,429	0	1,525	46,954	2,785	0
Fundamental IndexPLUS TR Fund	0	392,858	0	6,082	398,940	16,443	0
GNMA Fund	373,471	35,707	308,886	(888)	100,589	7,382	(1,333)
High Yield Fund	374,592	581,810	226,458	10,819	732,740	53,545	(4,944)
International StocksPLUS®
TR Strategy Fund	195,837	410,665	107,924	24,915	523,531	26,857	(4,321)
Long-Term U.S. Government Fund	104,911	1,280,104	253,385	(62,072)	1,069,512	29,886	(2,091)
Low Duration Fund	11,060	507,548	344,545	(1,465)	170,073	5,386	(2,586)
Real Return Asset Fund	494,686	1,688,821	194,289	(82,511)	1,893,771	63,602	8,483
Real Return Fund	469,751	1,218,137	114,035	(60,728)	1,510,616	51,488	8,487
RealEstateRealReturn Strategy Fund	343,912	345,686	458,372	6,252	268,280	100,992	18,552
Short-Term Fund	0	457,938	447,098	0	10,608	1,457	(232)
StocksPLUS® Fund	225,358	78,474	295,122	762	7,495	637	3,376
StocksPLUS® Total Return Fund	255,480	8,407	209,805	5,077	52,774	5,895	14,339
Total Return Fund	288,184	716,767	81,682	(23,729)	902,239	29,986	(108)
Total Return Mortgage Fund	372,893	32,831	121,495	(6,531)	281,012	12,390	(647)

Totals	$5,661,116	$10,689,036	$4,858,570	$(134,219)	$11,332,319	$622,576	$57,244

84  PIMCO Funds Annual Report  |  3.31.06

All Asset All Authority Fund

Underlying PIMS Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$7,554	$31,838	$19,245	$(656)	$19,860	$1,637	$1,108
Convertible Fund	3,440	12	2,980	36	453	12	(71)
Developing Local Markets Fund	0	82,884	3,024	1,657	81,498	1,076	48
Emerging Markets Bond Fund	19,634	73,497	32,530	1,284	61,748	3,497	82
European Convertible Fund	2,241	19	2,228	0	0	19	(18)
European StocksPLUS® TR
Strategy Fund	666	0	666	0	0	0	(1)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	4,962	25,072	4,360	105	25,736	1,140	7
Floating Income Fund	24,908	83,776	74,936	443	34,360	1,810	46
Foreign Bond (Unhedged) Fund	14,475	11,044	14,948	(489)	9,564	343	(578)
Fundamental IndexPLUS Fund	0	0	0	0	0	0	0
Fundamental IndexPLUS TR Fund	0	47,584	0	11	47,595	1,928	0
Global Bond Fund (Unhedged) Fund	0	233	0	(10)	223	5	0
GNMA Fund	12,234	730	12,709	(1)	303	130	(15)
High Yield Fund	13,659	36,604	26,154	349	24,056	2,092	(511)
International StocksPLUS® TR Strategy Fund	0	0	0	0	0	0	0
Japanese StocksPLUS® TR Strategy Fund	5,681	45,191	3,518	1,569	48,930	4,378	(64)
Long-Term U.S. Government Fund	4,321	85,035	15,178	(3,910)	70,131	1,848	(233)
Low Duration Fund	1	0	0	0	1	0	0
Real Return Asset Fund	22,902	147,615	16,091	(6,462)	147,956	3,542	680
Real Return Fund	20,628	110,921	9,925	(4,134)	117,506	2,750	604
RealEstateRealReturn Strategy Fund	17,013	18,297	25,117	119	12,838	3,494	1,717
Short-Term Fund	0	0	0	0	0	0	0
StocksPLUS® Fund	0	0	0	0	0	0	0
StocksPLUS® Total Return Fund	2,833	0	2,826	0	1	0	111
StocksPLUS® TR Short Strategy Fund	0	137,826	7,145	(5,634)	124,720	1,211	(324)
Total Return Fund	10,331	70,212	14,262	(1,544)	64,499	2,057	(337)
Total Return Mortgage Fund	11,834	3,065	14,340	(9)	516	314	(148)

Totals	$199,317	$1,011,455	$302,182	$(17,276)	$892,494	$33,283	$2,103

10. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
All Asset Fund	$27,837	$34,627	$(165,236)	$(9)	$0	$0
All Asset All Authority Fund	608	1,264	(19,065)	0	0	0
CommodityRealReturn Strategy Fund®	0	0	(403,344)	(5,903)	0	(47,853)
European StocksPLUS® TR Strategy Fund	682	0	(122)	0	(23)	(17)
Far East (ex-Japan) StocksPLUS® TR
Strategy Fund	524	0	(450)	0	0	(40)
Fundamental IndexPLUS Fund	2,366	0	(8)	0	(167)	(136)
Fundamental IndexPLUS TR Fund	16,340	0	(2,673)	(58)	(2,291)	(4,430)
International StocksPLUS® TR Strategy Fund	34,980	0	(6,027)	0	(1,108)	(1,732)
Japanese StocksPLUS® TR Strategy Fund	2,508	0	(572)	0	0	(1)
Real Return Asset Fund	5,421	5	(95,399)	(74)	0	(196)
RealEstateRealReturn Strategy Fund	64,124	93	(20,776)	(78)	0	(4,017)
StocksPLUS® Total Return Fund	6,726	7,617	(3,542)	(6)	0	0
StocksPLUS® TR Short Strategy Fund	914	0	(801)	(35)	(1,076)	(5,934)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the year shown on the following page.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

3.31.06  |  PIMCO Funds Annual Report  85

Notes to Financial Statements (Cont.)

March 31, 2006

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following year (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

2014
European StocksPLUS® TR Strategy Fund	$23
Fundamental IndexPLUS Fund	167
Fundamental IndexPLUS TR Fund	2,291
International StocksPLUS® TR Strategy Fund	1,108
StocksPLUS® TR Short Strategy Fund	1,076

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$11,516,058	$135,615	$(300,850)	$(165,235)
All Asset All Authority Fund	912,323	5,573	(24,639)	(19,066)
CommodityRealReturn Strategy Fund®	16,637,045	31,819	(460,613)	(428,794)
European StocksPLUS® TR Strategy Fund	7,861	8	(103)	(95)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	44,430	29	(322)	(293)
Fundamental IndexPLUS Fund	79,795	101	(171)	(70)
Fundamental IndexPLUS TR Fund	690,748	454	(2,993)	(2,539)
International StocksPLUS® TR Strategy Fund	894,058	1,446	(6,715)	(5,269)
Japanese StocksPLUS® TR Strategy Fund	77,686	26	(374)	(348)
Real Return Asset Fund	2,614,920	833	(97,452)	(96,619)
RealEstateRealReturn Strategy Fund	609,742	287	(22,046)	(21,759)
StocksPLUS® Total Return Fund	271,112	686	(4,414)	(3,728)
StocksPLUS® TR Short Strategy Fund	170,902	156	(1,037)	(881)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006				March 31, 2005
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions		Return of Capital(7)	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
All Asset Fund	$553,416	$42,598		$0	$253,011	$12,202	$0
All Asset All Authority Fund	26,141	850		0	6,527	72	0
CommodityRealReturn Strategy Fund®	1,352,226	12,617	(8)	558,572	385,498	2,901	0
European StocksPLUS® TR Strategy Fund	685	0		0	786	0	100
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,659	0		0	309	77	0
Fundamental IndexPLUS Fund	3,911	0		0	N/A	N/A	N/A
Fundamental IndexPLUS TR Fund	20,595	0		0	N/A	N/A	N/A
International StocksPLUS® TR Strategy Fund	33,524	0		0	21,356	2,500	2,410
Japanese StocksPLUS® TR Strategy Fund	5,276	0		0	568	81	68
Real Return Asset Fund	74,476	6,350		0	28,591	395	0
RealEstateRealReturn Strategy Fund	152,489	2,500		0	60,386	0	19,201
StocksPLUS® Total Return Fund	23,173	11,202		0	13,707	10,300	0
StocksPLUS® TR Short Strategy Fund	1,283	3		0	153	140	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.
(8)	This amount was reported as a dividend pursuant to information reporting rules of the Internal Revenue Code.

86  PIMCO Funds Annual Report  |  3.31.06

11. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

3.31.06  |  PIMCO Funds Annual Report  87

Notes to Financial Statements (Cont.)

March 31, 2006

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

88  PIMCO Funds Annual Report  |  3.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturnStrategy Fund®, European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, Fundamental IndexPLUS Fund, Fundamental IndexPLUS TR Fund, International StocksPLUS® TR Strategy Fund, Japanese StocksPLUS® TR Strategy Fund, Real Return Asset Fund, RealEstateRealReturn Strategy Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, thirteen of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year or period then ended, the changes in each of their net assets and cash flows for the All Asset All Authority Fund and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

3.31.06  |  PIMCO Funds Annual Report  89

Management of the Trust

March 31, 2006

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660. The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88

Chairman and Director, PIMCO

Commercial Mortgage

Securities Trust, Inc.;

Chairman and Trustee,

PIMCO Variable Insurance Trust;

Director and Vice President, StocksPLUS

Management Inc., Director,

PIMCO Luxembourg S.A.; and Director,

PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89

Director, PIMCO Commercial

Mortgage Securities Trust, Inc.;

Trustee, PIMCO Variable Insurance

Trust; Chairman and Director,

PIMCO Strategic Global Government

Fund, Inc.; and Director PS Business

Parks, Inc. (a Real Estate Investment
Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88

Director, PIMCO Commercial
Mortgage Securities Trust, Inc.;
Trustee, PIMCO Variable Insurance
Trust; Director, Remedy Temp
(staffing); Director, Ameron
International (manufacturing);

and Director, Fleetwood Enterprises

(manufacturer of housing and
recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

90  PIMCO Funds Annual Report  |  3.31.06

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupati on(s) During Past 5 Years

Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

3.31.06  |  PIMCO Funds Annual Report  91

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.18%	0.15%	$308,341	$6,004
All Asset All Authority Fund	0.14%	0.12%	13,733	0
CommodityRealReturn Strategy Fund®	0.00%	0.00%	428,226	39,997
European StocksPLUS® TR Strategy Fund	0.46%	0.44%	224	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.81%	0.81%	478	0
Fundamental IndexPLUS Fund	0.00%	0.00%	1,569	0
Fundamental IndexPLUS TR Fund	0.00%	0.00%	9,561	0
International StocksPLUS® TR Strategy Fund	0.41%	0.41%	8,414	0
Japanese StocksPLUS® TR Strategy Fund	0.13%	0.12%	705	0
Real Return Asset Fund	0.00%	0.00%	58,920	13,001
RealEstateRealReturn Strategy Fund	0.00%	0.00%	31,960	2,500
StocksPLUS® Total Return Fund	0.32%	0.29%	7,808	5,917
StocksPLUS® TR Short Strategy Fund	0.13%	0.13%	1,758	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

92  PIMCO Funds Annual Report  |  3.31.06

Investment Adviser and Administrator	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Investment Sub-Adviser (All Asset and All Asset All Authority Funds only)	Research Affiliates, LLC 800 E. Colorado Boulevard Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest 330 W. 9th Street Kansas City, MO 64105

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-26780-01

Annual Report MARCH 31, 2006	PIMCO Funds

Real Return Strategy, Equity-Related & Asset Allocation Funds	REAL RETURN STRATEGY PIMCO RealEstateRealReturn Strategy Fund PIMCO CommodityRealReturn Strategy Fund®
Share Classes A B C

ASSET ALLOCATION (TACTICAL)

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO Fundamental IndexPLUS TR Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO International StocksPLUS® TR Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Funds Annual Report  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): StocksPLUS® (1/97), CommodityRealReturn Strategy® (11/02), All Asset (4/03), StocksPLUS® Total Return (7/03) and All Asset All Authority (7/05). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the beginning of the seventh year, depending on the fund. Class C Shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non- U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

4  PIMCO Funds Annual Report  |  03.31.06

Important Information (Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which for most funds is from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Funds Annual Report  5

A N A S S E T A L L O C A T I O N F U N D PIMCO All Asset Fund	Ticker Symbols: Class A: PASAX Class B: PASBX Class C: PASCX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

•	Alternative strategies were positive to performance due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 13.83% over the twelvemonth period.

•	An underweight to the International StocksPLUS® TR Strategy Fund and StocksPLUS® Total Return Fund for the entire period was a significant negative to performance as the MSCI EAFE Hedged USD Index rallied 36.42% and the S&P 500 Index gained 11.73% for the twelve-month period.

•	Tactical shifts around allocations to the CommodityRealReturn Strategy Fund® were negative to performance. An overweight in the first three months of the period was negative as the Dow Jones-AIG Commodity Total Return Index returned -4.99%. A shift to an under-weight in the last nine months of the period was also negative as the same index subsequently rallied 11.28%, finishing up 5.72% for the twelve months ended March 31, 2006.

•	An overweight to Treasury Inflation-Protected Securities (“TIPS”) strategies for the second half of the period was negative, as the U.S. TIPS Index returned -2.14%.

•	An overweight to the Long-Term U.S. Government Fund in the second half of the period hurt performance as the Long-Term Treasury Index returned -2.58% for the six months.

AVERAGE ANNUAL TOTAL RETURN For periods ended 03/31/06

	1 Year	5 Year	10 Year	Inception	(07/31/02)
PIMCO All Asset Fund Class A	5.83%	—	—	11.86%
PIMCO All Asset Fund Class A (adjusted)	1.86%	—	—	10.70%
PIMCO All Asset Fund Class B	5.05%	—	—	11.01%
PIMCO All Asset Fund Class B (adjusted)	1.56%	—	—	10.75%
PIMCO All Asset Fund Class C (adjusted)	4.01%	—	—	11.02%
Lehman Brothers U.S. TIPS 1-10 Year Index	1.44%	—	—	5.53%
Consumer Price Index + 500 Basis Points	8.64%	—	—	8.12%
Lipper Flexible Portfolio Fund Average	11.65%	—	—	10.70%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

EXPENSE EXAMPLE Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$999.70	$995.30	$996.20	$1,020.69	$1,016.95	$1,016.95
Expenses Paid During Period	$4.24	$7.96	$7.96	$4.28	$8.05	$8.05

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.60% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.60%.

	PIMCO All Asset A	PIMCO All Asset B	PIMCO All Asset C	Lehman Brothers U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis points
07/31/2002	9,625	10,000	10,000	10,000	10,000
08/31/2002	10,081	10,468	10,468	10,241	10,075
09/30/2002	10,152	10,535	10,535	10,493	10,134
10/31/2002	10,107	10,482	10,482	10,363	10,193
11/30/2002	10,381	10,760	10,760	10,268	10,235
12/31/2002	10,744	11,130	11,130	10,552	10,255
01/31/2003	10,817	11,198	11,198	10,638	10,343
02/28/2003	11,263	11,654	11,654	10,956	10,466
03/31/2003	11,025	11,401	11,401	10,896	10,573
04/30/2003	11,177	11,550	11,550	10,872	10,594
05/31/2003	11,795	12,179	12,179	11,193	10,621
06/30/2003	11,693	12,072	12,062	11,171	10,676
07/31/2003	11,160	11,510	11,511	10,817	10,732
08/31/2003	11,378	11,724	11,725	10,960	10,818
09/30/2003	11,743	12,098	12,089	11,254	10,898
10/31/2003	11,941	12,282	12,284	11,272	10,932
11/30/2003	12,040	12,384	12,386	11,238	10,948
12/31/2003	12,389	12,737	12,740	11,303	10,982
01/31/2004	12,564	12,906	12,898	11,411	11,081
02/29/2004	12,872	13,212	13,214	11,634	11,187
03/31/2004	13,104	13,436	13,439	11,790	11,306
04/30/2004	12,232	12,538	12,541	11,402	11,389
05/31/2004	12,520	12,834	12,826	11,543	11,503
06/30/2004	12,596	12,905	12,896	11,535	11,588
07/31/2004	12,616	12,915	12,907	11,678	11,618
08/31/2004	12,986	13,274	13,276	11,889	11,672
09/30/2004	13,182	13,474	13,476	11,901	11,745
10/31/2004	13,419	13,708	13,709	12,045	11,856
11/30/2004	13,575	13,856	13,857	12,003	11,912
12/31/2004	13,769	14,048	14,042	12,106	11,918
01/31/2005	13,682	13,948	13,953	12,075	11,992
02/28/2005	13,834	14,094	14,087	12,031	12,112
03/31/2005	13,715	13,960	13,966	12,009	12,257
04/30/2005	13,867	14,116	14,111	12,208	12,390
05/31/2005	14,052	14,294	14,289	12,261	12,429
06/30/2005	14,223	14,458	14,443	12,292	12,487
07/31/2005	14,267	14,491	14,488	12,112	12,597
08/31/2005	14,553	14,771	14,768	12,346	12,714
09/30/2005	14,519	14,733	14,721	12,358	12,922
10/31/2005	14,232	14,417	14,416	12,248	13,002
11/30/2005	14,331	14,518	14,517	12,260	12,952
12/31/2005	14,571	14,758	14,746	12,333	12,954
01/31/2006	14,709	14,887	14,875	12,342	13,106
02/28/2006	14,743	14,910	14,910	12,306	13,187
03/31/2006	14,515	14,663	14,664	12,181	13,315

PIMCO FUNDS ALLOCATION*

Real Return Asset Fund	16.7%
Real Return Fund	13.3%
Emerging Markets Bond Fund	9.5%
Long-Term U.S. Government Fund	9.4%
Total Return Fund	8.0%
Developing Local Markets Fund	7.6%
High Yield Fund	6.5%
Floating Income Fund	5.8%
Other	23.2%

*	% of total investments as of March 31, 2006

6  PIMCO Funds Annual Report  |  03.31.06

A N A S S E T A L L O C A T I O N F U N D PIMCO All Asset All Authority Fund	Ticker Symbols: Class A: PAUAX Class C: PAUCX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset Fund).

•	Alternative strategies were positive to performance due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 13.83% over the twelve-month period.

•	An underweight to the International StocksPLUS® TR Strategy Fund and StocksPLUS® Total Return Fund for the entire period was a significant negative to performance as the MSCI EAFE Hedged USD Index rallied 36.24% and the S&P 500 Index gained 11.73% for the twelve-month period.

•	Tactical shifts around allocations to the CommodityRealReturn Strategy Fund® were negative to performance. An overweight in the first three months of the period was negative as the Dow Jones-AIG Commodity Total Return Index returned -4.99%. A shift to an underweight in the last nine months of the period was also negative as the same index subsequently rallied 11.28%, finishing up 5.72% for the twelve months ended March 31, 2006.

•	An overweight to Treasury Inflation-Protected Securities (“TIPS”) strategies for the second half of the period was negative, as the U.S. TIPS Index returned -2.14%.

•	An overweight to the Long-Term U.S. Government Fund in the second half of the period hurt performance as the Long-Term Treasury Index returned -2.58% for the six months.

AVERAGE ANNUAL TOTAL RETURN For periods ended 03/31/06

	1 Year	5 Year	10 Year	Inception	(10/31/03)
PIMCO All Asset All Authority Fund Class A	6.31%	—	—	8.54%
PIMCO All Asset All Authority Fund Class A (adjusted)	2.33%	—	—	6.84%
PIMCO All Asset All Authority Fund Class C (adjusted)	4.49%	—	—	7.72%
S&P 500 Index	11.73%	—	—	11.02%
Consumer Price Index + 650 Basis Points	10.27%	—	—	10.14%
Lipper Flexible Portfolio Fund Average	11.65%	—	—	10.02%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

EXPENSE EXAMPLE Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$994.10	$990.90	$1,014.71	$1,010.97
Expenses Paid During Period	$10.19	$13.90	$10.30	$14.04

For each class of the Fund, expenses are equal to the expense ratio for the class (2.05% for Class A, 2.80% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%.

	PIMCO All Asset All Authority A	PIMCO All Asset All Authority C	S&P 500 Index	Consumer Price Index + 650 Basis points
10/31/2003	9,625	10,000	10,000	10,000
11/30/2003	9,716	10,088	10,088	10,027
12/31/2003	10,065	10,443	10,617	10,071
01/31/2004	10,178	10,554	10,812	10,174
02/29/2004	10,508	10,889	10,962	10,284
03/31/2004	10,683	11,065	10,797	10,406
04/30/2004	9,851	10,196	10,627	10,496
05/31/2004	10,042	10,388	10,773	10,614
06/30/2004	10,154	10,497	10,983	10,705
07/31/2004	10,109	10,443	10,619	10,747
08/31/2004	10,458	10,797	10,662	10,810
09/30/2004	10,639	10,978	10,778	10,892
10/31/2004	10,851	11,190	10,942	11,008
11/30/2004	10,995	11,331	11,385	11,074
12/31/2004	11,189	11,524	11,772	11,093
01/31/2005	11,088	11,414	11,485	11,176
02/28/2005	11,198	11,520	11,727	11,301
03/31/2005	11,038	11,347	11,519	11,451
04/30/2005	11,284	11,592	11,301	11,590
05/31/2005	11,425	11,729	11,661	11,641
06/30/2005	11,614	11,915	11,677	11,710
07/31/2005	11,555	11,847	12,111	11,828
08/31/2005	11,892	12,183	12,001	11,952
09/30/2005	11,805	12,080	12,098	12,163
10/31/2005	11,571	11,841	11,896	12,253
11/30/2005	11,625	11,884	12,346	12,221
12/31/2005	11,876	12,140	12,351	12,238
01/31/2006	11,964	12,220	12,678	12,397
02/28/2006	11,964	12,208	12,712	12,490
03/31/2006	11,736	11,971	12,870	12,626

PIMCO FUNDS ALLOCATION*

Real Return Asset Fund	16.6%
StocksPLUS® TR Short Strategy Fund	14.0%
Real Return Fund	13.2%
Developing Local Markets Fund	9.1%
Long-Term U.S. Government Fund	7.9%
Total Return Fund	7.2%
Emerging Markets Bond Fund	6.9%
Japanese StocksPLUS® TR Strategy Fund	5.5%
Fundamental IndexPLUS TR Fund	5.3%
Other	14.3%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  7

A R E A L R E T U R N S T R A T E G Y F U N D PIMCO CommodityRealReturn Strategy Fund®	Ticker Symbols: Class A: PCRAX Class B: PCRBX Class C: PCRCX

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity-linked derivative instruments an/or notes backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Commodities rallied for the period due to substantial gains in energy and metals attributable to strong global growth, tightness in supply availability, and concern over geopolitics in the Middle East.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “Double Real®” strategy. This was negative to performance, as TIPS under-performed the financing and transaction costs associated with gaining index exposure due to rising real yields across all maturities. TIPS significantly underperformed the T-Bill rate embedded in the benchmark, as measured by the Lehman Brothers U.S. TIPS Index and the Citigroup 3-month T-Bill Index, respectively (0.86% versus 3.47%).

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 7.06 years on March 31, 2006 compared to a duration of 7.21 years for the Lehman Brothers U.S. TIPS Index, which serves as a proxy against which the TIPS portfolio underlying the commodity exposure can be measured.

•	The Fund’s net short exposure to nominal bonds during the first half of the period (primarily via pay-fixed interest rate swaps) as negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds for the first half of the period was positive as nominal yields in Europe fell more than in the U.S.

AVERAGE ANNUAL TOTAL RETURN For periods ended 03/31/06

	1 Year	5 Year	10 Year	Inception	† (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Class A	1.74%	—	—	21.79%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	-3.86%	—	—	19.97%
PIMCO CommodityRealReturn Strategy Fund® Class B	0.93%	—	—	20.90%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	-3.35%	—	—	20.42%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	-0.92%	—	—	20.58%
Dow Jones-AIG Commodity Total Return Index	5.72%	—	—	16.78%
Lipper Specialty Diversified Equity Fund Average	-1.22%	—	—	-2.92%

†	The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

EXPENSE EXAMPLE Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$903.00	$899.30	$899.20	$1,018.75	$1,015.01	$1,015.01
Expenses Paid During Period	$5.88	$9.42	$9.42	$6.24	$10.00	$10.00

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO CommodityRealReturn Strategy® A	PIMCO CommodityRealReturn Strategy® B	PIMCO CommodityRealReturn Strategy® C	Dow Jones - AIG Commodity Total Return Index
06/30/2002	9,450	10,000	10,000	10,000
07/31/2002	9,749	10,309	10,309	9,946
08/31/2002	10,462	11,057	11,057	10,338
09/30/2002	11,124	11,750	11,750	10,727
10/31/2002	10,806	11,405	11,405	10,616
11/30/2002	10,820	11,413	11,413	10,646
12/31/2002	11,722	12,363	12,361	11,168
01/31/2003	12,635	13,326	13,324	12,027
02/28/2003	13,547	14,277	14,275	12,432
03/31/2003	12,188	12,834	12,832	11,494
04/30/2003	12,066	12,695	12,693	11,423
05/31/2003	13,294	13,979	13,987	12,090
06/30/2003	12,852	13,509	13,508	11,791
07/31/2003	12,303	12,931	12,930	11,862
08/31/2003	13,026	13,681	13,670	12,331
09/30/2003	13,457	14,124	14,118	12,341
10/31/2003	14,099	14,778	14,783	12,930
11/30/2003	14,130	14,799	14,804	12,890
12/31/2003	15,133	15,842	15,844	13,840
01/31/2004	15,545	16,275	16,264	14,091
02/29/2004	16,900	17,676	17,666	15,005
03/31/2004	17,647	18,454	18,445	15,469
04/30/2004	16,553	17,293	17,285	15,194
05/31/2004	17,094	17,850	17,842	15,452
06/30/2004	16,335	17,054	17,042	14,811
07/31/2004	16,789	17,506	17,508	15,073
08/31/2004	16,868	17,577	17,567	14,798
09/30/2004	17,997	18,750	18,741	15,811
10/31/2004	18,501	19,254	19,245	16,079
11/30/2004	18,238	18,967	18,956	15,886
12/31/2004	17,521	18,216	18,205	15,106
01/31/2005	17,663	18,353	18,342	15,264
02/28/2005	18,825	19,542	19,543	16,343
03/31/2005	19,477	20,214	20,204	16,925
04/30/2005	18,649	19,337	19,327	15,937
05/31/2005	18,554	19,225	19,227	15,814
06/30/2005	18,875	19,552	19,542	16,080
07/31/2005	19,288	19,970	19,960	16,801
08/31/2005	21,122	21,843	21,834	18,069
09/30/2005	21,946	22,687	22,679	18,909
10/31/2005	20,236	20,908	20,900	17,721
11/30/2005	20,198	20,856	20,848	17,767
12/31/2005	21,013	21,687	21,681	18,333
01/31/2006	21,340	22,012	22,006	18,673
02/28/2006	19,932	20,535	20,542	17,504
03/31/2006	19,818	20,402	20,394	17,893

SECTOR BREAKDOWN*

U.S. Treasury Obligations**	79.0%
U.S. Government Agencies**	6.0%
Structured Notes	8.1%
Short Term Instruments**	4.0%
Other	2.9%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for commodity-linked derivative positions.

8  PIMCO Funds Annual Report  |  03.31.06

A N E Q U I T Y - R E L A T E D F U N D PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbols: Class A: PIXAX Class C: PIXCX

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short and intermediate term fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid the increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and generally favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and short-intermediate corporate credit holdings provided attractive performance

CUMULATIVE TOTAL RETURN For periods ended 03/31/06

	1 Year	5 Year	10 Year	Inception	(06/30/05)
PIMCO Fundamental IndexPLUS TR Fund Class A	—	—	—	7.19%
PIMCO Fundamental IndexPLUS TR Fund Class A (adjusted)	—	—	—	3.17%
PIMCO Fundamental IndexPLUS TR Fund Class C (adjusted)	—	—	—	5.75%
S&P 500 Index	—	—	—	10.22%
Lipper Specialty Diversified Equity Fund Average	—	—	—	0.33%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

The Fundamental Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1

EXPENSE EXAMPLE Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,047.20	$1,043.30	$1,019.25	$1,015.51
Expenses Paid During Period	$5.82	$9.63	$5.74	$9.50

For each class of the Fund, expenses are equal to the expense ratio for the class (1.14% for Class A and 1.89% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO Fundamental IndexPLUS TR A	PIMCO Fundamental IndexPLUS TR C	S&P 500 Index
06/30/2005	9,625	10,000	10,000
07/31/2005	9,875	10,260	10,372
08/31/2005	9,875	10,250	10,277
09/30/2005	9,852	10,231	10,360
10/31/2005	9,554	9,921	10,188
11/30/2005	9,881	10,251	10,573
12/31/2005	9,942	10,301	10,577
01/31/2006	10,261	10,632	10,857
02/28/2006	10,281	10,652	10,886
03/31/2006	10,317	10,675	11,022

SECTOR BREAKDOWN*

Short-Term Instruments**	40.3%
U.S. Government Agencies**	37.0%
Corporate Bonds & Notes**	10.6%
Asset-Backed Securities**	5.8%
Mortgage-Backed Securities**	5.0%
Other	1.3%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for equity-linked derivative positions.

03.31.06  |  PIMCO Funds Annual Report  9

A N E Q U I T Y - R E L A T E D F U N D PIMCO International StocksPLUS® TR Strategy Fund	Ticker Symbols: Class A: PIPAX Class B: PIPBX Class C: PIPCX

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in non-U.S. equity derivatives hedged into U.S. Dollars and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	Most developed countries’ equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal unds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was slightly positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

AVERAGE ANNUAL TOTAL RETURN For periods ended 03/31/06

	1 Year	5 Year	10 Year	Inception	† (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund Class A	32.93%	—	—	21.72%
PIMCO International StocksPLUS® TR Strategy Fund Class A (adjusted)	25.62%	—	—	18.91%
PIMCO International StocksPLUS® TR Strategy Fund Class B	31.97%	—	—	20.82%
PIMCO International StocksPLUS® TR Strategy Fund Class B (adjusted)	26.97%	—	—	19.87%
PIMCO International StocksPLUS® TR Strategy Fund Class C (adjusted)	31.02%	—	—	20.87%
MSCI EAFE Hedged USD Index	36.42%	—	—	22.82%
Lipper International Multi-Cap Core Fund Average	26.20%	—	—	22.19%

†	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

EXPENSE EXAMPLE Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,130.90	$1,126.50	$1,125.80	$1,018.70	$1,014.96	$1,014.96
Expenses Paid During Period	$6.64	$10.60	$10.60	$6.29	$10.05	$10.05

For each class of the Fund, expenses are equal to the expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO International StocksPLUS® TR Strategy A	PIMCO International StocksPLUS® TR Strategy B	PIMCO International StocksPLUS® TR Strategy C	MSCI EAFE Hedged USD Index
10/31/2003	9,450	10,000	10,000	10,000
11/30/2003	9,516	10,060	10,060	10,022
12/31/2003	9,961	10,528	10,527	10,394
01/31/2004	10,106	10,681	10,670	10,532
02/29/2004	10,387	10,968	10,957	10,784
03/31/2004	10,465	11,042	11,041	10,795
04/30/2004	10,193	10,745	10,753	10,925
05/31/2004	10,124	10,664	10,661	10,764
06/30/2004	10,520	11,075	11,072	11,018
07/31/2004	10,257	10,787	10,794	10,758
08/31/2004	10,461	11,003	10,999	10,736
09/30/2004	10,549	11,086	11,092	10,889
10/31/2004	10,676	11,209	11,215	10,979
11/30/2004	10,870	11,404	11,410	11,269
12/31/2004	11,313	11,867	11,862	11,642
01/31/2005	11,390	11,937	11,944	11,732
02/28/2005	11,589	12,135	12,142	12,078
03/31/2005	11,479	12,018	12,025	12,042
04/30/2005	11,369	11,890	11,909	11,703
05/31/2005	11,811	12,355	12,374	12,164
06/30/2005	12,186	12,739	12,747	12,578
07/31/2005	12,529	13,088	13,108	13,047
08/31/2005	12,893	13,460	13,480	13,218
09/30/2005	13,493	14,079	14,101	14,040
10/31/2005	13,005	13,554	13,576	13,791
11/30/2005	13,570	14,137	14,148	14,419
12/31/2005	14,298	14,896	14,915	15,095
01/31/2006	14,813	15,411	15,431	15,669
02/28/2006	14,825	15,424	15,444	15,822
03/31/2006	15,259	15,860	15,875	16,427

SECTOR BREAKDOWN*

U.S. Government Agencies**	44.1%
Short-Term Instruments**	23.9%
Asset-Backed Securities**	11.9%
Other	20.1%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for equity-linked derivative positions.

10  PIMCO Funds Annual Report  |  03.31.06

A R E A L R E T U R N S T R A T E G Y F U N D PIMCO RealEstateRealReturn Strategy Fund	Ticker Symbols: Class A: PETAX Class B: PETBX Class C: PETCX

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	The Fund invested the collateral backing its real estate investment trust (“REIT”) derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “Double Real®” strategy. This was significantly negative to performance, as TIPS underper-formed the financing and transaction costs associated with gaining index exposure. For the one-year period, the Lehman Brothers U.S. TIPS 5+ Year Index returned 0.36% versus the 3-month LIBOR Index return of 4.0%.

•	The Fund’s above-index TIPS duration for the last half of the period was a significant negative due to rising real yields for that same period.

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 8.37 years on March 31, 2006, compared to a duration of 8.88 years for the Lehman Brothers U.S. TIPS 5+ Year Index, which serves as a proxy against which the TIPS portfolio underlying the real estate exposure can be measured.

•	An underweight to Canadian nominal bonds for the period was negative for performance due to falling nominal yields.

•	U.S. nominal exposure in November and December of 2005 was a significant positive relative to the index due to falling nominal yields and rising real yields.

AVERAGE ANNUAL TOTAL RETURN For periods ended 03/31/06

	1 Year	5 Year	10 Year	Inception	† (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class A	35.66%	—	—	31.29%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	28.20%	—	—	28.26%
PIMCO RealEstateRealReturn Strategy Fund Class B	34.49%	—	—	30.25%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	29.59%	—	—	29.48%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	33.52%	—	—	30.24%
Dow Jones Wilshire Real Estate Investment Trust Index	42.24%	—	—	30.24%
Lipper Real Estate Fund Average	36.64%	—	—	28.03%

†	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

EXPENSE EXAMPLE Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,121.97	$1,117.54	$1,117.66	$1,019.01	$1,015.25	$1,015.27
Expenses Paid During Period	$6.29	$10.25	$10.23	$5.98	$9.75	$9.73

For each class of the Fund, expenses are equal to the expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO RealEstateRealReturn Strategy A	PIMCO RealEstateRealReturn Strategy B	PIMCO RealEstateRealReturn Strategy C	Dow Jones Wilshire Real Estate Investment Trust Index
10/31/2003	9,450	10,000	10,000	10,000
11/30/2003	9,871	10,436	10,436	10,436
12/31/2003	10,269	10,856	10,851	10,768
01/31/2004	10,803	11,420	11,416	11,199
02/29/2004	11,246	11,878	11,873	11,383
03/31/2004	12,105	12,783	12,775	12,067
04/30/2004	9,705	10,235	10,236	10,302
05/31/2004	10,637	11,210	11,211	11,089
06/30/2004	10,935	11,520	11,521	11,414
07/31/2004	11,048	11,627	11,628	11,473
08/31/2004	12,291	12,940	12,930	12,420
09/30/2004	12,252	12,886	12,879	12,361
10/31/2004	13,006	13,672	13,665	13,047
11/30/2004	13,555	14,239	14,232	13,632
12/31/2004	14,537	15,260	15,252	14,340
01/31/2005	13,211	13,864	13,857	13,080
02/28/2005	13,528	14,183	14,176	13,491
03/31/2005	13,341	13,970	13,963	13,306
04/30/2005	14,379	15,064	15,041	14,092
05/31/2005	14,927	15,611	15,602	14,555
06/30/2005	15,711	16,416	16,405	15,321
07/31/2005	16,448	17,176	17,150	16,493
08/31/2005	16,203	16,917	16,891	15,878
09/30/2005	16,133	16,812	16,802	15,947
10/31/2005	15,451	16,096	16,086	15,605
11/30/2005	16,104	16,766	16,756	16,328
12/31/2005	16,301	16,968	16,960	16,346
01/31/2006	17,527	18,236	18,207	17,618
02/28/2006	17,818	18,522	18,513	17,998
03/31/2006	18,101	18,788	18,778	18,926

SECTOR BREAKDOWN*

U.S. Treasury Obligations**	87.4%
U.S. Government Agencies**	5.2%
Short-Term Instruments**	4.1%
Corporate Bonds & Notes**	1.9%
Other	1.4%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for real estate-linked derivative positions.

03.31.06  |  PIMCO Funds Annual Report  11

A N E Q U I T Y - R E L A T E D F U N D PIMCO StocksPLUS® Fund	Ticker Symbols: Class A: PSPAX Class B: PSPBX Class C: PSPCX

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	Short-term (one year and shorter) interest rate exposure impaired performance as U.S. rates increased in association with eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and shorter maturity corporate credit holdings provided attractive performance.

AVERAGE ANNUAL TOTAL RETURN For periods ended 03/31/06

	1 Year	5 Year	10 Year	Inception	† (05/13/93)
PIMCO StocksPLUS® Fund Class A	9.50%	3.84%	8.61%	10.79%
PIMCO StocksPLUS® Fund Class A (adjusted)	6.22%	3.21%	8.28%	10.53%
PIMCO StocksPLUS® Fund Class B	8.75%	3.08%	8.06%	10.34%
PIMCO StocksPLUS® Fund Class B (adjusted)	3.75%	2.73%	8.06%	10.34%
PIMCO StocksPLUS® Fund Class C (adjusted)	7.90%	3.32%	8.07%	10.24%
S&P 500 Index	11.73%	3.97%	8.95%	10.76%
Lipper Large-Cap Core Fund Average	11.61%	2.57%	7.31%	9.34%

†	The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

EXPENSE EXAMPLE Please refer to page 5 herein for an explanation of the information presented in the following Expense Example

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,052.66	$1,048.62	$1,048.90	$1,019.95	$1,016.22	$1,017.46
Expenses Paid During Period	$5.12	$8.92	$7.66	$5.03	$8.78	$7.54

For each class of the Fund, expenses are equal to the expense ratio for the class (1.00% for Class A, 1.75% for Class B, 1.50% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO StocksPLUS® A	PIMCO StocksPLUS® B	PIMCO StocksPLUS® C	S&P 500 Index
05/31/1993	9,700	10,000	10,000	10,000
06/30/1993	9,749	10,043	10,044	10,029
07/31/1993	9,727	10,015	10,016	9,989
08/31/1993	10,094	10,383	10,397	10,368
09/30/1993	9,993	10,276	10,289	10,288
10/31/1993	10,211	10,487	10,501	10,501
11/30/1993	10,092	10,362	10,376	10,401
12/31/1993	10,271	10,544	10,560	10,527
01/31/1994	10,605	10,880	10,899	10,885
02/28/1994	10,275	10,534	10,550	10,589
03/31/1994	9,818	10,052	10,084	10,128
04/30/1994	9,938	10,175	10,198	10,258
05/31/1994	10,120	10,350	10,384	10,426
06/30/1994	9,902	10,126	10,158	10,170
07/31/1994	10,284	10,510	10,546	10,504
08/31/1994	10,750	10,978	11,018	10,935
09/30/1994	10,563	10,784	10,823	10,668
10/31/1994	10,729	10,942	10,983	10,907
11/30/1994	10,397	10,593	10,642	10,510
12/31/1994	10,529	10,729	10,768	10,666
01/31/1995	10,816	11,009	11,061	10,943
02/28/1995	11,299	11,493	11,550	11,369
03/31/1995	11,603	11,800	11,849	11,705
04/30/1995	11,975	12,165	12,228	12,049
05/31/1995	12,513	12,706	12,774	12,531
06/30/1995	12,783	12,969	13,039	12,822
07/31/1995	13,185	13,375	13,448	13,247
08/31/1995	13,270	13,454	13,528	13,280
09/30/1995	13,829	14,006	14,096	13,841
10/31/1995	13,801	13,971	14,061	13,791
11/30/1995	14,461	14,624	14,720	14,397
12/31/1995	14,736	14,892	15,003	14,674
01/31/1996	15,259	15,421	15,522	15,174
02/29/1996	15,296	15,448	15,550	15,314
03/31/1996	15,494	15,638	15,755	15,462
04/30/1996	15,683	15,818	15,938	15,690
05/31/1996	16,039	16,165	16,288	16,094
06/30/1996	16,187	16,304	16,428	16,156
07/31/1996	15,429	15,537	15,655	15,442
08/31/1996	15,750	15,850	15,985	15,768
09/30/1996	16,667	16,760	16,902	16,655
10/31/1996	17,194	17,277	17,426	17,114
11/30/1996	18,466	18,544	18,706	18,408
12/31/1996	18,067	18,134	18,292	18,043
01/31/1997	19,177	19,218	19,402	19,171
02/28/1997	19,303	19,345	19,548	19,321
03/31/1997	18,446	18,461	18,657	18,527
04/30/1997	19,573	19,591	19,797	19,633
05/31/1997	20,812	20,817	21,036	20,828
06/30/1997	21,667	21,667	21,886	21,761
07/31/1997	23,438	23,407	23,661	23,493
08/31/1997	22,170	22,122	22,378	22,177
09/30/1997	23,311	23,261	23,519	23,392
10/31/1997	22,554	22,505	22,755	22,610
11/30/1997	23,474	23,394	23,670	23,657
12/31/1997	23,908	23,810	24,101	24,063
01/31/1998	24,214	24,115	24,409	24,329
02/28/1998	25,842	25,702	26,032	26,084
03/31/1998	27,128	26,971	27,305	27,420
04/30/1998	27,457	27,279	27,617	27,695
05/31/1998	26,897	26,701	27,053	27,219
06/30/1998	27,943	27,723	28,097	28,325
07/31/1998	27,633	27,393	27,763	28,023
08/31/1998	23,394	23,188	23,513	23,972
09/30/1998	25,186	24,932	25,288	25,507
10/31/1998	27,178	26,912	27,273	27,582
11/30/1998	28,722	28,408	28,806	29,254
12/31/1998	30,537	30,167	30,623	30,940
01/31/1999	31,560	31,159	31,631	32,233
02/28/1999	30,493	30,100	30,558	31,232
03/31/1999	31,765	31,340	31,808	32,481
04/30/1999	33,013	32,556	33,062	33,739
05/31/1999	32,145	31,670	32,166	32,943
06/30/1999	34,003	33,479	34,015	34,771
07/31/1999	32,881	32,344	32,865	33,685
08/31/1999	32,700	32,143	32,685	33,518
09/30/1999	31,954	31,407	31,939	32,600
10/31/1999	33,990	33,398	33,958	34,663
11/30/1999	34,534	33,889	34,481	35,367
12/31/1999	36,488	35,807	36,422	37,451
01/31/2000	34,620	33,935	34,525	35,570
02/29/2000	34,066	33,361	33,972	34,896
03/31/2000	37,248	36,470	37,115	38,310
04/30/2000	36,082	35,322	35,949	37,157
05/31/2000	35,339	34,537	35,180	36,394
06/30/2000	36,187	35,366	36,042	37,292
07/31/2000	35,706	34,896	35,534	36,708
08/31/2000	38,084	37,220	37,882	38,988
09/30/2000	35,989	35,173	35,795	36,930
10/31/2000	35,802	34,990	35,580	36,774
11/30/2000	33,106	32,355	32,862	33,875
12/31/2000	33,374	32,617	33,128	34,040
01/31/2001	34,652	33,867	34,374	35,248
02/28/2001	31,430	30,717	31,156	32,034
03/31/2001	29,311	28,647	29,069	30,005
04/30/2001	31,574	30,858	31,272	32,336
05/31/2001	31,865	31,142	31,591	32,553
06/30/2001	31,151	30,445	30,843	31,761
07/31/2001	30,886	30,186	30,580	31,448
08/31/2001	28,953	28,296	28,651	29,479
09/30/2001	26,492	25,891	26,224	27,099
10/31/2001	27,135	26,520	26,838	27,616
11/30/2001	29,070	28,411	28,708	29,734
12/31/2001	29,311	28,647	28,941	29,995
01/31/2002	28,960	28,303	28,591	29,557
02/28/2002	28,520	27,873	28,150	28,987
03/31/2002	29,563	28,893	29,161	30,077
04/30/2002	27,872	27,240	27,478	28,254
05/31/2002	27,666	27,039	27,272	28,046
06/30/2002	25,710	25,127	25,325	26,048
07/31/2002	23,545	23,011	23,200	24,018
08/31/2002	23,960	23,416	23,583	24,176
09/30/2002	21,379	20,894	21,015	21,549
10/31/2002	23,308	22,779	22,963	23,446
11/30/2002	24,671	24,112	24,290	24,824
12/31/2002	23,391	22,860	22,981	23,366
01/31/2003	22,848	22,330	22,473	22,754
02/28/2003	22,576	22,064	22,203	22,412
03/31/2003	22,818	22,300	22,412	22,629
04/30/2003	24,655	24,095	24,207	24,495
05/31/2003	25,978	25,389	25,493	25,785
06/30/2003	26,243	25,648	25,758	26,113
07/31/2003	26,577	25,974	26,059	26,574
08/31/2003	27,122	26,507	26,599	27,092
09/30/2003	26,945	26,334	26,394	26,804
10/31/2003	28,381	27,738	27,787	28,321
11/30/2003	28,626	27,976	27,999	28,570
12/31/2003	30,146	29,462	29,494	30,068
01/31/2004	30,679	29,983	30,025	30,620
02/29/2004	31,152	30,445	30,460	31,046
03/31/2004	30,672	29,976	29,982	30,577
04/30/2004	30,055	29,374	29,340	30,097
05/31/2004	30,413	29,723	29,692	30,510
06/30/2004	30,957	30,255	30,230	31,104
07/31/2004	29,945	29,266	29,226	30,074
08/31/2004	30,140	29,456	29,387	30,196
09/30/2004	30,414	29,724	29,651	30,523
10/31/2004	30,913	30,212	30,144	30,989
11/30/2004	32,143	31,414	31,295	32,243
12/31/2004	33,214	32,460	32,337	33,340
01/31/2005	32,333	31,600	31,470	32,528
02/28/2005	32,977	32,229	32,072	33,212
03/31/2005	32,327	31,594	31,424	32,624
04/30/2005	31,713	30,994	30,817	32,005
05/31/2005	32,668	31,927	31,723	33,024
06/30/2005	32,619	31,879	31,707	33,071
07/31/2005	33,750	32,985	32,785	34,300
08/31/2005	33,511	32,751	32,517	33,987
09/30/2005	33,631	32,869	32,624	34,263
10/31/2005	32,941	32,195	31,946	33,692
11/30/2005	34,114	33,341	33,065	34,966
12/31/2005	34,114	33,341	33,031	34,978
01/31/2006	35,045	34,251	33,912	35,904
02/28/2006	35,080	34,284	33,946	36,002
03/31/2006	35,402	34,599	34,219	36,450

SECTOR BREAKDOWN*

Short-Term Instruments**	43.5%
Corporate Bonds & Notes**	20.6%
U.S. Government Agencies**	17.9%
Mortgage-Backed Securities**	6.8%
Asset-Backed Securities**	6.2%
Other	5.0%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for equity-linked derivative positions.

12  PIMCO Funds Annual Report  |  03.31.06

A N E Q U I T Y - R E L A T E D F U N D PIMCO StocksPLUS® Total Return Fund	Ticker Symbols: Class A: PTOAX Class B: PTOBX Class C: PSOCX

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

AVERAGE ANNUAL TOTAL RETURN For periods ended 03/31/06

	1 Year	5 Year	10 Year	Inception	† (06/28/02)
PIMCO StocksPLUS® Total Return Fund Class A	9.74%	—	—	11.05%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	5.62%	—	—	9.93%
PIMCO StocksPLUS® Total Return Fund Class B	9.05%	—	—	10.17%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	5.74%	—	—	9.91%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	8.03%	—	—	10.18%
S&P 500 Index	11.73%	—	—	9.37%
Lipper Large-Cap Core Fund Average	11.61%	—	—	7.85%

†	The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 or more information.

EXPENSE EXAMPLE Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,036.51	$1,033.49	$1,033.25	$1,019.24	$1,015.51	$1,015.52
Expenses Paid During Period	$5.79	$9.58	$9.57	$5.74	$9.50	$9.49

For each class of the Fund, expenses are equal to the expense ratio for the class (1.14% for Class A, 1.89% for Class B, 1.89% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO StocksPLUS® Total Return A	PIMCO StocksPLUS® Total Return B	PIMCO StocksPLUS® Total Return C	S&P 500 Index
06/30/2002	9,625	10,000	10,000	10,000
07/31/2002	9,024	9,370	9,370	9,221
08/31/2002	9,117	9,461	9,461	9,282
09/30/2002	8,195	8,498	8,498	8,273
10/31/2002	8,907	9,231	9,231	9,001
11/30/2002	9,435	9,773	9,773	9,530
12/31/2002	9,098	9,419	9,419	8,970
01/31/2003	8,774	9,078	9,078	8,735
02/28/2003	8,751	9,050	9,050	8,604
03/31/2003	8,842	9,138	9,138	8,688
04/30/2003	9,577	9,893	9,893	9,404
05/31/2003	10,244	10,575	10,575	9,899
06/30/2003	10,365	10,694	10,694	10,025
07/31/2003	10,438	10,763	10,763	10,202
08/31/2003	10,632	10,954	10,963	10,401
09/30/2003	10,599	10,903	10,905	10,291
10/31/2003	11,193	11,484	11,487	10,873
11/30/2003	11,232	11,514	11,516	10,968
12/31/2003	11,879	12,173	12,175	11,544
01/31/2004	12,131	12,432	12,434	11,755
02/29/2004	12,393	12,681	12,694	11,919
03/31/2004	12,242	12,515	12,528	11,739
04/30/2004	11,870	12,131	12,133	11,555
05/31/2004	12,041	12,297	12,300	11,713
06/30/2004	12,279	12,524	12,538	11,941
07/31/2004	11,946	12,182	12,186	11,546
08/31/2004	12,158	12,389	12,404	11,593
09/30/2004	12,278	12,503	12,518	11,718
10/31/2004	12,520	12,752	12,757	11,897
11/30/2004	12,963	13,187	13,192	12,379
12/31/2004	13,438	13,661	13,666	12,800
01/31/2005	13,103	13,316	13,322	12,488
02/28/2005	13,302	13,509	13,515	12,751
03/31/2005	13,004	13,191	13,205	12,525
04/30/2005	12,942	13,126	13,130	12,287
05/31/2005	13,476	13,654	13,668	12,678
06/30/2005	13,509	13,675	13,686	12,696
07/31/2005	13,856	14,032	14,031	13,168
08/31/2005	13,856	14,021	14,031	13,048
09/30/2005	13,768	13,919	13,927	13,154
10/31/2005	13,354	13,484	13,493	12,935
11/30/2005	13,853	13,984	13,992	13,424
12/31/2005	13,932	14,060	14,069	13,428
01/31/2006	14,282	14,407	14,415	13,784
02/28/2006	14,307	14,431	14,427	13,821
03/31/2006	14,271	14,385	14,390	13,993

SECTOR BREAKDOWN*

U.S. Government Agencies**	52.9%
Short-Term Instruments**	32.6%
Mortgage-Backed Securities**	4.1%
Municipal Bonds & Notes**	2.7%
Other	7.7%

*	% of total investments as of March 31, 2006.
**	Primarily serving as collateral for equity-linked derivative positions.

03.31.06  |  PIMCO Funds Annual Report  13

Benchmark Descriptions

Index	Description
Consumer Price Index + 500 Basis Points	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The additional benchmarks are provided as a measure for the investor to assess how the Investment Manager is adding additional value to the portfolio.

Consumer Price Index + 650 Basis Points	The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The additional benchmarks are provided as a measure for the investor to assess how the Investment Manager is adding additional value to the portfolio.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities having a maturity of at least 1 year and less than 10 years.

MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD Index	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis.

S&P 500 Index	The S&P 500 Index is an unmanaged index of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% cover- age of U.S. equities, it is also a proxy for the total market.

14  PIMCO Funds Annual Report  |  03.31.06

Schedule of Investments

All Asset Fund (a)

March 31, 2006

	Shares	Value (000s)
PIMCO FUNDS (b) 99.4%

CommodityRealReturn Strategy Fund®	32,032,886	$449,421
Convertible Fund	3,471,276	43,808
Developing Local Markets Fund	82,910,639	867,245
Emerging Markets Bond Fund	96,797,111	1,078,320
Floating Income Fund	63,689,790	661,737
Foreign Bond Fund (Unhedged)	26,530,742	262,654
Fundamental IndexPLUS Fund	4,541,008	46,954
Fundamental IndexPLUS TR Fund	38,769,713	398,940
GNMA Fund	9,228,375	100,589
High Yield Fund	74,998,924	732,740
International StocksPLUS® TR Strategy Fund	42,220,247	523,531
Long-Term U.S. Government Fund	102,052,627	1,069,512
Low Duration Fund	17,179,058	170,073
Real Return Asset Fund	168,484,976	1,893,771
Real Return Fund	139,613,281	1,510,616
RealEstateRealReturn Strategy Fund	29,192,606	268,280
Short-Term Fund	1,062,903	10,608
StocksPLUS® Fund	722,108	7,495
StocksPLUS® Total Return Fund	4,502,870	52,774
Total Return Fund	87,341,602	902,239
Total Return Mortgage Fund	26,839,768	281,012

Total PIMCO Funds (Cost $11,466,538)		11,332,319

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.2%

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $18,875. Repurchase proceeds are $18,511.)	$18,504	18,504

Total Short-Term Instruments (Cost $18,504)		18,504

Total Investments 99.6% (Cost $11,485,042)		$11,350,823
Other Assets and Liabilities (Net) 0.4%		46,736

Net Assets 100.0%		$11,397,559

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  15

Schedule of Investments

All Asset All Authority Fund (a)

March 31, 2006

	Shares	Value (000s)
PIMCO FUNDS (b) 121.0%

CommodityRealReturn Strategy Fund®	1,415,503	$19,860
Convertible Fund	35,920	453
Developing Local Markets Fund	7,791,390	81,498
Emerging Markets Bond Fund	5,542,901	61,748
Far East (ex-Japan) StocksPLUS ® TR Strategy Fund	2,128,704	25,736
Floating Income Fund	3,307,039	34,360
Foreign Bond Fund (Unhedged)	966,054	9,564
Fundamental IndexPLUS TR Fund	4,625,344	47,595
Global Bond Fund (Unhedged)	23,465	223
GNMA Fund	27,801	303
High Yield Fund	2,462,212	24,056
Japanese StocksPLUS® TR Strategy Fund	3,758,024	48,930
Long-Term U.S. Government Fund	6,691,921	70,131
Low Duration Fund	59	1
Real Return Asset Fund	13,163,380	147,956
Real Return Fund	10,860,104	117,506
RealEstateRealReturn Strategy Fund	1,396,997	12,838
StocksPLUS® Total Return Fund	72	1
StocksPLUS® TR Short Strategy Fund	14,045,079	124,720
Total Return Fund	6,243,892	64,499
Total Return Mortgage Fund	49,285	516

Total PIMCO Funds (Cost $909,770)		892,494

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.1%

Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $780. Repurchase proceeds are $763.)	$763	763

Total Short-Term Instruments (Cost $763)		763

Total Investments 121.1% (Cost $910,533)		$893,257
Other Assets and Liabilities (Net) (21.1%)		(155,394)

Net Assets 100.0%		$737,863

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

16  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund®

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANKLOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
5.000% due 12/20/2012	$10,476	$10,563
6.725% due 12/20/2012	524	528

Total Bank Loan Obligations (Cost $11,000)		11,091

CORPORATE BONDS & NOTES 1.7%

Banking & Finance 1.5%

Atlantic & Western Re Ltd.
10.990% due 01/09/2007	29,300	29,045
11.240% due 01/09/2009	18,000	17,394
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	3,700	3,707
CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,785
Citigroup, Inc.
4.707% due 01/30/2009	11,200	11,205
Ford Motor Credit Co.
5.700% due 11/16/2006	5,000	4,986
5.880% due 03/21/2007	11,100	10,939
5.795% due 09/28/2007	1,200	1,152
5.800% due 01/12/2009	5,400	4,935
5.700% due 01/15/2010	800	711
General Electric Capital Corp.
4.930% due 12/12/2008	10,200	10,206
General Motors Acceptance Corp.
5.645% due 05/18/2006	2,300	2,294
5.500% due 01/16/2007	23,600	23,231
5.620% due 03/20/2007	2,500	2,450
5.550% due 07/16/2007	6,900	6,703
Kamp Re 2005 Ltd.
10.040% due 12/14/2007 (b)	5,000	3
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008	240	216
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	2,000	2,027
Pioneer 2002 Ltd.
10.160% due 06/15/2006	500	501
10.910% due 06/15/2006	3,000	3,025
Rabobank Nederland
4.640% due 01/15/2009	9,200	9,205
Residential Reinsurance Ltd.
9.770% due 06/08/2006	500	492
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	97
Vita Capital Ltd.
5.880% due 01/01/2007	6,200	6,206
5.930% due 01/01/2010	5,500	5,387

		179,902

Industrials 0.2%

El Paso Corp.
7.625% due 08/16/2007	1,300	1,329
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	267
9.250% due 03/30/2018	8,300	10,230
8.625% due 02/01/2022	200	236
Williams Cos., Inc.
6.375% due 10/01/2010	20,000	19,900

		31,962

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	103

Total Corporate Bonds & Notes (Cost $218,219)		211,967

MUNICIPAL BONDS & NOTES 0.2%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.375% due 06/01/2032	1,200	1,289
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023	1,420	1,434
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.616% due 01/01/2036 (e)	730	747
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (e)	1,270	1,308
Connecticut State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 03/01/2013	3,190	3,407
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,704
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,203
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	445	469
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	2,300	2,573
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (e)	1,270	1,294
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,253
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Notes, Series 2001
6.375% due 05/15/2028	1,000	1,077
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026	3,250	3,548

Total Municipal Bonds & Notes (Cost $19,222)		21,306

STRUCTURED NOTES 11.2%

AIG - FP: DJAIG Commodity Linked Index Total Return Index
5.000% due 12/20/2006	150,000	149,940
4.850% due 02/28/2007	103,000	103,000
Barclays Bank PLC: DJAIG Commodity Linked Index Total Return Index
0.000% due 03/22/2007	20,000	19,133
4.900% due 05/04/2007	100,000	101,090
4.730% due 05/07/2007	150,000	150,137
CDC IXIS: DJAIG Commodity Linked Total Return
4.602% due 04/09/2007	98,000	98,000
4.602% due 04/30/2007	100,000	109,891
Credit Suisse First Boston New York: DJAIG Commodity Linked Index Total Return Index
4.864% due 05/07/2007	50,000	52,336
JP Morgan: DJAIG Commodity Linked Index Total Return Index
4.120% due 02/12/2007	100,000	90,921
4.679% due 04/30/2007	124,000	123,917
Lehman Brothers: DJAIG Commodity Linked Total Return Index
4.850% due 05/08/2007	100,000	104,594
Morgan Stanley: DJAIG Commodity Linked Index Total Return Index
4.738% due 02/01/2007	100,000	92,462
4.120% due 02/03/2007	24,000	22,788
4.730% due 04/30/2007	98,000	98,077

Total Structured Notes (Cost $1,317,000)		1,316,286

U.S. GOVERNMENT AGENCIES 8.3%

Fannie Mae
4.655% due 04/01/2035	826	821
4.675% due 05/01/2035	1,737	1,706
4.818% due 09/01/2044-
10/01/2044 (d)	11,303	11,365
4.948% due 03/25/2036	5,600	5,609
5.000% due 07/01/2035-
05/11/2036 (d)	78,214	74,465
5.500% due 04/12/2036-
05/11/2036 (d)	888,200	866,676
5.950% due 02/25/2044	15,903	15,832

Total U.S. Government Agencies (Cost $983,171)		976,474

U.S. TREASURY OBLIGATIONS 108.3%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	251,804	254,578
3.625% due 01/15/2008	981,856	1,008,973
3.875% due 01/15/2009	752,241	787,796
4.250% due 01/15/2010	671,458	721,634
0.875% due 04/15/2010	1,109,857	1,051,591
3.500% due 01/15/2011	482,883	510,593
3.375% due 01/15/2012	5,305	5,626
3.000% due 07/15/2012	1,183,570	1,233,733
1.875% due 07/15/2013	552,764	536,937
2.000% due 01/15/2014	862,848	842,390
2.000% due 07/15/2014	886,604	864,958
1.625% due 01/15/2015	427,795	403,849
1.875% due 07/15/2015	867,646	834,703
2.375% due 01/15/2025	1,261,896	1,268,552
2.000% due 01/15/2026	431,941	409,467
3.625% due 04/15/2028	838,458	1,030,910
3.875% due 04/15/2029	627,382	805,402
3.375% due 04/15/2032	83,795	103,251
U.S. Treasury Bonds
8.875% due 08/15/2017	20,000	26,711
6.250% due 08/15/2023	3,000	3,403
6.625% due 02/15/2027	13,400	16,074
4.500% due 02/15/2036	47,800	44,865
U.S. Treasury Notes
3.875% due 09/15/2010	29,640	28,520
4.125% due 05/15/2015	6,900	6,522
4.500% due 11/15/2015	1,500	1,456

Total U.S. Treasury Obligations (Cost $13,103,982)		12,802,494

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  17

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

March 31, 2006

		Principal Amount (000s)	Value (000s)
MORTGAGE-BACKED SECURITIES 0.3%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		$3,215	$3,204
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		10,184	10,223
GSR Mortgage Loan Trust
4.541% due 09/25/2035		28,641	28,002

Total Mortgage-Backed Securities (Cost $41,854)			41,429

ASSET-BACKED SECURITIES 0.5%
AAA Trust
4.918% due 11/26/2035		1,663	1,666
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 01/25/2036		4,330	4,333
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		1,660	1,661
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		400	400
First NLC Trust
4.938% due 02/25/2036		12,175	12,182
GSR Mortgage Loan Trust
4.918% due 12/25/2030		1,808	1,809
Mastr Asset-Backed Securities Trust
4.898% due 01/25/2036		3,911	3,914
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		9,224	9,224
Quest Trust
4.998% due 03/25/2035		300	301
Residential Asset Securities Corp.
4.892% due 06/25/2027		2,800	2,802
4.908% due 01/25/2036		4,537	4,541
SLM Student Loan Trust
4.643% due 07/25/2013		785	785
Soundview Home Equity Loan Trust
4.918% due 12/25/2035		4,440	4,443
4.888% due 02/25/2036		4,011	4,014
4.910% due 04/25/2036		1,700	1,701
WFS Financial Owner Trust
3.590% due 10/19/2009		8,500	8,384

Total Asset-Backed Securities (Cost $62,126)			62,160

SOVEREIGN ISSUES 0.1%
Brazilian Government International Bond
5.188% due 04/15/2006		40	40
5.250% due 04/15/2009		41	41
5.250% due 04/15/2012		8,259	8,276
Mexico Government International Bond
6.375% due 01/16/2013		413	424
Russia Government International Bond
10.000% due 06/26/2007		4,000	4,219

Total Sovereign Issues (Cost $12,666)			13,000

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.8%
Canadian Government Bond
3.000% due 12/01/2036 (c)	C$	21,225	24,466
Finland Government Bond
2.750% due 07/04/2006	EC	34,000	41,213
France Government Bond
3.000% due 07/25/2012 (c)		10,823	14,349
3.150% due 07/25/2032 (c)		1,061	1,663
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,204	5,267
Pylon Ltd.
4.204% due 12/18/2008	EC	2,600	3,192
6.604% due 12/22/2008		4,300	5,275

Total Foreign Currency-Denominated Issues (Cost $89,698)			95,425

		Notional Amount (000s)
PURCHASED PUT OPTIONS(l) 0.0%
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR
Floating Rate Index
Strike @ 4.250%
Exp. 06/12/2006	BP	29,500	1,226

Total Purchased Put Options (Cost $864)			1,226

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (l) 5.5%
Commercial Paper 0.8%
Cox Communications, Inc.
4.720% due 07/17/2006		$12,300	12,120
Freddie Mac
4.650% due 04/03/2006		60,000	60,000
UBS Finance Delaware LLC
4.830% due 04/03/2006		27,100	27,100

			99,220

Tri-Party Repurchase Agreement 0.0%

State Street Bank
4.400% due 04/03/2006		4,086	4,086

(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $4,170. Repurchase proceeds are $4,087.)
Belgium Treasury Bills 1.6%
2.097% due 04/13/2006-
09/14/2006 (d)	EC	157,960	188,904

Germany Treasury Bills 1.4%
2.624% due 07/12/2006-
08/16/2006 (d)	EC	138,840	165,443

Netherlands Treasury Bills 0.9%
2.394% due 04/28/2006		88,300	106,828

U.S. Treasury Bills 0.8%
4.529% due 06/01/2006-
06/15/2006 (d)(f)(g)(h)		$91,830	90,912

Total Short-Term Instruments (Cost $653,242)			655,393

Total Investments (a) 137.1% (Cost $16,513,044)			$16,208,251
Written Options (j) (0.0%) (Premiums $1,431)			(1,943)
Other Assets and Liabilities (Net) (37.1%)			(4,384,844)

Net Assets 100.0%			$11,821,464

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,335,858 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Residual Interest bond.
(f)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $4,751 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(h)	Securities with an aggregate market value of $19,833 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,071	$(1,280)
90-Day Eurodollar December Futures	Long	12/2007	1,995	(1,094)
90-Day Eurodollar June Futures	Long	06/2007	3,066	(2,306)
90-Day Eurodollar March Futures	Long	03/2007	1,466	(1,741)
90-Day Eurodollar March Futures	Long	03/2008	1,609	(618)
90-Day Eurodollar September Futures	Long	09/2007	3,066	(2,134)
Euro-Bund 10-Year Note June Futures	Short	06/2006	1,046	1,217
U.S. Treasury 10-Year Note June Futures	Long	06/2006	5,386	(7,368)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	3,841	10,363
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,193	(2,910)

				$(7,871)

18  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(i)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$97
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		41,300	(148)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	123
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	(313)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(133)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	4,900	10
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(192)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	58
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	134
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	(76)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	(182)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		70,600	2,482
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	2,818
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	43
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$314,200	6,444
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		74,100	1,345
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		48,550	(293)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		301,200	6,183
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		85,800	1,760
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		113,100	1,507
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		155,700	3,193
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,000	253
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		170,000	(1,027)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		95,900	119
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		154,400	(933)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		115,800	2,034

							$25,306

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007	$3,000	$4
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	2,500	28
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	3,900	(23)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	3,400	(21)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	3,000	48
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,000	63
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	2,000	24
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,600	(27)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	1,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	28
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	(144)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	(99)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	(18)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	(2)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	(2)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	16
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	5,000	52
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	(24)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,500	4
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	3,300	(13)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	105
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	(163)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	21
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	9
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	(79)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	17

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  19

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	$5,600	$(17)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,900	(7)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	93
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	(50)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	3,000	(16)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	5,300	(35)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	1,000	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	(14)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Corp. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	4,400	112
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	(18)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,100	(12)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	10,000	(67)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	(5)

						$(143)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
ABN AMRO Bank, N.V.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	208,500,000	$3,796
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	108,350,000	1,974
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,507,600,000	27,386
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,663,480,895	30,247
Goldman Sachs & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	250,000,000	4,551
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	79,070,000	1,441
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/17/2006	3,090,160,000	50,392
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	15,540,000	283
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	15,900,000	289
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	54,690,000	993
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,085,000,000	19,729

					$141,081

(j)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	676	$357	$11
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	676	378	718
Put - CBOT U.S. Treasury 30-year Bond June Futures	110.000	05/26/2006	733	696	1,214

				$1,431	$1,943

(k)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.000%	11/15/2007	$1,000	$972	$983
U.S. Treasury Note	3.375%	02/15/2008	75,000	73,130	73,450
U.S. Treasury Note	4.750%	05/15/2014	110,200	109,863	111,382

				$183,965	$185,815

*	Market value includes $2,501 of interest payable on short sales.

20  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	495	05/2006	$5	$0	$5
Sell	C$	19,936	05/2006	16	0	16
Sell	EC	414,710	04/2006	938	(1,205)	(267)
Buy	JY	10,171,551	05/2006	264	0	264
Buy	PZ	2,748	09/2006	0	(5)	(5)
Buy	RR	23,123	09/2006	0	(2)	(2)
Buy	SV	24,660	09/2006	0	(1)	(1)

				$1,223	$(1,213)	$10

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  21

Schedule of Investments

Fundamental IndexPLUS TR Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.9%

Banking & Finance 9.0%

American International Group, Inc.
5.050% due 10/01/2015	$100	$96
Bear Stearns Cos., Inc.
4.810% due 04/29/2008	3,400	3,409
5.050% due 03/30/2009	2,100	2,101
CIT Group Holdings, Inc.
4.810% due 01/30/2009	3,600	3,604
CIT Group, Inc.
4.980% due 11/03/2010	1,400	1,405
Citigroup, Inc.
4.200% due 12/20/2007	2,700	2,653
4.730% due 05/02/2008	5,000	5,005
5.000% due 12/26/2008	2,000	2,001
Export-Import Bank of China
4.875% due 07/21/2015	100	94
Ford Motor Credit Co.
5.880% due 03/21/2007	1,100	1,084
Goldman Sachs Group, Inc.
4.669% due 10/05/2007	2,500	2,507
5.025% due 12/22/2008	1,300	1,301
HBOS PLC
5.920% due 09/29/2049	100	97
HSBC Bank USA N.A.
4.710% due 07/28/2008	3,100	3,104
HSBC Finance Corp.
5.040% due 09/15/2008	300	301
John Deere Capital Corp.
5.045% due 06/28/2006	300	300
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	900	902
Morgan Stanley
4.854% due 01/22/2009	2,600	2,603
4.830% due 02/09/2009	2,500	2,504
Petroleum Export Ltd.
5.265% due 06/15/2011	98	96
Resona Bank Ltd.
5.850% due 09/29/2049	200	194
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	1,200	1,201
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	1,400	1,401
SLM Corp.
4.833% due 07/25/2008	5,300	5,319
Textron Financial Corp.
4.891% due 10/06/2006	3,900	3,911
USB Capital IX
6.189% due 03/29/2049	200	198

		47,391

Industrials 3.8%

DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	4,700	4,715
General Electric Co.
4.910% due 12/09/2008	3,600	3,601
HJ Heinz Co.
6.428% due 12/01/2020	100	102
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	1,200	1,201
Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	383
Safeway, Inc.
5.315% due 03/27/2009	5,200	5,203
Tyco International Group S.A.
5.800% due 08/01/2006	4,020	4,025
Williams Cos., Inc.
6.375% due 10/01/2010	700	697

		19,927

Utilities 1.1%

BellSouth Corp.
4.258% due 04/26/2021	700	700
Florida Power Corp.
5.141% due 11/14/2008	3,300	3,303
Midamerican Energy Holdings Co.
6.125% due 04/01/2036	600	589
Ras Laffan Liquefied Natural Gas Corp.
5.838% due 09/30/2027	250	239
Southern California Edison Co.
4.767% due 02/02/2009	800	801

		5,632

Total Corporate Bonds & Notes (Cost $73,017)		72,950

MUNICIPAL BONDS & NOTES 1.0%

Henderson, Nevada General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 06/01/2035	1,301	1,434
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	300	301
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	110
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	671
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.000% due 06/15/2033	969	995
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,500	1,538

Total Municipal Bonds & Notes (Cost $5,030)		5,049

U.S. GOVERNMENT AGENCIES 48.6%

Fannie Mae
4.362% due 03/01/2035	432	428
4.401% due 10/01/2034	537	531
4.442% due 07/01/2034	1,666	1,637
4.464% due 01/01/2035	2,000	1,957
4.500% due 08/01/2035	2,398	2,348
4.524% due 07/01/2035	2,211	2,184
4.555% due 09/01/2035	1,171	1,158
4.619% due 09/01/2035	2,534	2,506
4.640% due 07/01/2035	1,788	1,771
4.689% due 02/25/2036	200	196
4.691% due 10/01/2035	1,181	1,172
4.695% due 12/01/2033	1,210	1,199
4.727% due 12/01/2033	1,010	1,000
4.837% due 06/01/2035	2,393	2,361
4.868% due 09/25/2035	653	654
5.000% due 06/25/2027-05/11/2036 (b)	37,047	35,314
5.013% due 06/01/2035	2,482	2,475
5.168% due 09/25/2042	1,584	1,593
5.500% due 07/01/2035-05/11/2036 (b)	177,908	173,632
5.616% due 11/01/2035	737	754
6.000% due 04/12/2036	2,000	2,000
Freddie Mac
4.403% due 09/01/2035	1,226	1,206
4.500% due 10/15/2022	2,401	2,374
4.718% due 06/01/2035	2,810	2,738
4.719% due 08/01/2035	2,200	2,163
4.818% due 02/25/2045	242	243
4.822% due 10/01/2035	1,662	1,652
4.904% due 11/01/2034	1,739	1,712
5.000% due 04/15/2012-01/15/2024 (b)	4,806	4,787
5.078% due 08/25/2031	443	445
5.149% due 06/15/2018	250	250
Government National Mortgage Association
4.000% due 07/16/2027	343	339

Total U.S. Government Agencies (Cost $256,837)		254,779

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	1,052	1,058
2.000% due 01/15/2026	2,798	2,652
3.625% due 04/15/2028	245	301

Total U.S. Treasury Obligations (Cost $4,187)		4,011

MORTGAGE-BACKED SECURITIES 6.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	490	477
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035	2,462	2,427
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	392	387
4.900% due 12/25/2035	981	977
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	3,977	3,903
4.861% due 02/25/2036	4,577	4,592
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	288	285
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	775	768
4.969% due 11/15/2019	1,151	1,151
GSR Mortgage Loan Trust
4.541% due 09/25/2035	2,463	2,408
Indymac Index Mortgage Loan Trust
5.206% due 01/25/2036	1,402	1,394
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	939	932
Mellon Residential Funding Corp.
5.189% due 12/15/2030	4,313	4,315
Structured Adjustable Rate Mortgage Loan Trust
5.018% due 06/25/2034	63	63
5.358% due 08/25/2034	1,762	1,757
5.288% due 01/25/2035	1,876	1,889
4.918% due 04/25/2035	39	39
Structured Asset Mortgage Investments, Inc.
5.098% due 02/25/2035	499	499
Structured Asset Securities Corp.
4.918% due 09/25/2035	3,741	3,744
Washington Mutual, Inc.
4.814% due 05/25/2041	554	557
5.108% due 10/25/2045	282	284
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,587	1,572

Total Mortgage-Backed Securities (Cost $34,517)		34,420

ASSET-BACKED SECURITIES 7.7%

AAA Trust
4.918% due 11/26/2035	353	354
ACE Securities Corp.
4.928% due 10/25/2035	2,020	2,022

22  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Argent Securities, Inc.
4.938% due 10/25/2035		$490	$490
4.958% due 12/25/2035		1,576	1,577
Asset-Backed Funding Certificates
4.938% due 06/25/2035		1,241	1,242
4.928% due 08/25/2035		965	966
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035		62	62
4.918% due 07/25/2035		113	113
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 01/25/2029		172	172
5.018% due 09/25/2034		194	194
Citigroup Mortgage Loan Trust, Inc.
4.918% due 07/25/2035		175	175
4.928% due 09/25/2035		468	468
Countrywide Asset-Backed Certificates
4.918% due 08/25/2035		517	518
FBR Securitization Trust
4.938% due 09/25/2035		1,508	1,509
4.958% due 09/25/2035		638	638
4.928% due 10/25/2035		955	956
4.938% due 10/25/2035		1,153	1,154
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		307	308
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		815	813
Fremont Home Loan Trust
4.908% due 01/25/2036		848	849
GSAMP Trust
4.928% due 09/25/2035		1,842	1,843
4.928% due 01/25/2036		500	500
GSR Mortgage Loan Trust
4.918% due 12/25/2030		904	905
Home Equity Asset Trust
4.928% due 02/25/2036		3,159	3,162
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		1,046	1,047
4.938% due 09/25/2035		640	640
4.908% due 01/25/2036		1,098	1,098
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2035		336	336
Metris Master Trust
5.096% due 11/20/2009		800	801
Morgan Stanley Asset-Backed Capital
4.998% due 05/25/2034		113	113
New Century Home Equity Loan Trust
4.928% due 09/25/2035		563	563
Nissan Auto Receivables Owner Trust
4.170% due 01/15/2008		600	598
Option One Mortgage Loan Trust
4.918% due 08/25/2035		348	348
Park Place Securities, Inc.
4.928% due 08/25/2035		501	501
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		167	168
Quest Trust
4.898% due 12/25/2035		311	311
Renaissance Home Equity Loan Trust
4.968% due 10/25/2035		635	635
Residential Asset Mortgage Products, Inc.
4.928% due 10/25/2025		1,741	1,742
4.918% due 03/25/2035		1,127	1,127
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		590	591
SACO I, Inc.
4.928% due 09/25/2033		521	522
4.928% due 09/25/2035		843	843
SLM Student Loan Trust
4.960% due 03/15/2013		233	233
4.643% due 07/25/2013		950	951
4.633% due 01/26/2015		1,086	1,085
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		219	219
4.918% due 07/25/2035		149	149
4.928% due 11/25/2035		1,047	1,048
Structured Asset Securities Corp.
4.918% due 08/25/2035		453	453
4.948% due 12/25/2035		1,819	1,820
Wachovia Auto Owner Trust
4.820% due 02/20/2009		1,100	1,098

Total Asset-Backed Securities (Cost $40,011)			40,030

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		100	95

Total Sovereign Issues (Cost $99)			95

	Notional Amount (000s)

PURCHASED CALL OPTIONS (h) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	2,000	1
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		4,100	0
Strike @ 4.750% Exp. 05/02/2006		10,000	0
Strike @ 4.500% Exp. 08/07/2006		12,000	1
Strike @ 4.750% Exp. 08/07/2006		12,000	4
Strike @ 4.750% Exp. 08/08/2006		4,000	1
Strike @ 4.500% Exp. 10/04/2006		7,600	2
Strike @ 4.250% Exp. 10/11/2006		5,000	0
Strike @ 4.250% Exp. 10/12/2006		5,000	0
Strike @ 4.500% Exp. 10/18/2006		9,000	3
Strike @ 4.250% Exp. 10/19/2006		2,000	0
Strike @ 4.250% Exp. 10/24/2006		3,000	0
Strike @ 4.250% Exp. 10/25/2006		6,000	1
Strike @ 4.800% Exp. 12/22/2006		14,000	22
Strike @ 5.000% Exp. 03/08/2007		21,000	74

Total Purchased Call Options (Cost $458)			109

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		500	3
Strike @ JY115.000 Exp. 05/26/2006		2,400	20
Strike @ JY116.000 Exp. 05/26/2006		1,100	11
Fannie Mae (OTC) 5.500% due 06/13/2036
Strike @ $88.000 Exp. 06/06/2006		34,000	1
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		234	1
Strike @ $92.000 Exp. 12/18/2006		500	3
Strike @ $92.750 Exp. 12/18/2006		249	2
Strike @ $91.750 Exp. 12/18/2006		16	0
Strike @ $92.500 Exp. 12/18/2006		212	1
90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 06/19/2006		32	0
Strike @ $93.250 Exp. 06/19/2006		120	1
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		175	1
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		112	1

Total Purchased Put Options (Cost $84)			45

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (h) 52.8%

Commercial Paper 45.4%

ASB BANK LTD
4.795% due 06/14/2006		$13,300	13,166
Bank of Ireland
4.680% due 05/23/2006		13,900	13,810
Barclays U.S. Funding Corp.
4.675% due 05/22/2006		6,400	6,359
4.710% due 05/30/2006		600	596
4.840% due 06/27/2006		8,900	8,794
BNP Paribas Finance
4.430% due 04/20/2006		9,300	9,281
4.660% due 05/22/2006		2,600	2,583
Cox Communications, Inc.
4.720% due 07/17/2006		300	296
Danske Corp.
4.420% due 04/06/2006		2,600	2,599
4.490% due 04/24/2006		11,900	11,869
4.840% due 06/27/2006		600	593
Dexia Delaware LLC
4.425% due 04/04/2006		2,200	2,200
4.840% due 06/27/2006		13,700	13,537
DnB NORBank ASA
4.470% due 04/28/2006		8,300	8,274
4.755% due 06/13/2006		7,300	7,227
ForeningsSparbanken AB
4.605% due 05/09/2006		800	796
4.790% due 06/14/2006		3,800	3,762
Freddie Mac
4.650% due 04/03/2006		9,000	9,000
General Electric Capital Corp.
4.870% due 06/29/2006		12,100	11,953
HBOS Treasury Services PLC
4.670% due 05/23/2006		4,300	4,272
4.795% due 06/14/2006		11,000	10,889
IXIS Commercial Paper Corp.
4.690% due 06/05/2006		2,600	2,577
Nordea N.A., Inc.
4.430% due 04/06/2006		3,600	3,599
4.605% due 05/09/2006		1,100	1,095

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Rabobank USA Financial Corp.
4.830% due 04/03/2006		$12,000	$12,000
Skandinaviska Enskilda Banken AB
4.830% due 06/22/2006		14,400	14,239
4.840% due 06/22/2006		1,500	1,483
Societe Generale N.A.
4.420% due 04/04/2006		1,100	1,100
4.430% due 04/20/2006		3,600	3,592
4.670% due 05/23/2006		900	894
4.760% due 06/12/2006		9,700	9,605
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		14,400	14,396
UBS Finance Delaware LLC
4.430% due 04/10/2006		2,900	2,897
4.480% due 04/20/2006		2,500	2,495
4.440% due 04/28/2006		1,400	1,396
4.480% due 05/10/2006		7,900	7,864
4.670% due 05/23/2006		500	497
Westpac Capital Corp.
4.700% due 05/23/2006		700	695
4.780% due 06/05/2006		700	694
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		2,900	2,891
4.660% due 05/22/2006		11,700	11,626

			237,491

Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,359. Repurchase proceeds are $3,290.)		3,289	3,289

France Treasury Bills 0.5%

2.634% due 07/20/2006	EC	2,330	2,801

Germany Treasury Bills 5.7%

2.653% due 08/16/2006		24,960	29,944

U.S. Treasury Bills 0.6%

4.499% due 06/01/2006-06/15/2006 (b)(d)		$3,227	3,196

Total Short-Term Instruments (Cost $276,508)			276,721

Total Investments (c) 131.4% (Cost $690,748)			$688,209
Written Options (g) (0.2%) (Premiums $970)			(893)
Other Assets and Liabilities (Net) (31.2%)			(163,521)

Net Assets 100.0%			$523,795

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal amount of security is adjusted for inflation.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $3,461 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $3,196 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	220	$(233)
90-Day Eurodollar December Futures	Long	12/2007	390	(339)
90-Day Eurodollar June Futures	Long	06/2007	515	(484)
90-Day Eurodollar March Futures	Long	03/2007	476	(499)
90-Day Eurodollar March Futures	Long	03/2008	35	(1)
90-Day Eurodollar September Futures	Long	09/2007	508	(455)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	102	67
S&P 500 Emini Index June Futures	Long	06/2006	17	(3)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	165	(146)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	104	(388)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	39	(33)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ 95.500	Short	12/2006	9	(2)

				$(2,516)

(e)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$3,000	$0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	1,000	0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	2,000	(1)

		$(1)

24  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(f)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP500	$(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC2,400	5
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036	$ 2,500	(133)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	6,500	(40)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	600	(8)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036	3,400	(183)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	700	(14)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	10,800	(144)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	1,600	(13)

						$(531)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	$900	$(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%		09/20/2006	700	(4)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%		04/20/2006	1,600	6
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	700	(12)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%		09/20/2006	1,800	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	1,000	15
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	500	(4)

							$(13)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	1,278,641	$1,722
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	06/30/2006	937,703	1,249
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	2,454,733	3, 316

					$6,287

(g) Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	19	$4	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/26/2006	78	15	5
Call - CBOT U.S. Treasury 10- Year Note June Futures	108.000	05/26/2006	15	3	3
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	16	4	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	154	32	41
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	81	63	107
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	47	31	43
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	327	256	454
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	13	16	25
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	16	15	22
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	9	5	7
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	16	19	31
			Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY112.000	05/18/2006	$500	2	1
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	800	4	2
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	1600	12	3

				$481	$744

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  25

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	500	$7	$2
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		5,100	25	35
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	23
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		6,000	59	50
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		1,800	14	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		4,000	25	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		5,000	41	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		4,000	39	4
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		3,000	21	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		5,000	32	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		2,000	19	2
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		1,000	7	0

								$489	$149

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	3,997	03/2007	$0	$(1)	$(1)
Sell	EC	24,706	04/2006	0	(221)	(221)
Buy		794	06/2006	3	0	3
Buy	JY	333,857	05/2006	3	(1)	2

				$6	$(223)	$(217)

26  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
6.561% due 12/20/2012	$2,857	$2,881
6.575% due 12/20/2012	143	144

Total Bank Loan Obligations (Cost $3,000)		3,025

CORPORATE BONDS & NOTES 1.4%

Banking & Finance 0.8%

Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42
Ford Motor Credit Co.
7.000% due 10/01/2013	1,100	985
Rabobank Nederland
4.622% due 01/15/2009	1,900	1,901
Santander U.S. Debt S.A. Unipersonal
4.740% due 02/06/2009	2,300	2,301

		5,229

Industrials 0.3%

Cox Communications, Inc.
4.407% due 12/14/2007	500	504
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	900	903
Williams Cos., Inc.
6.375% due 10/01/2010	200	199

		1,606

Utilities 0.3%

AT&T, Inc.
4.125% due 09/15/2009	500	479
NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,126

		1,605

Total Corporate Bonds & Notes (Cost $8,497)		8,440

MUNICIPAL BONDS & NOTES 1.1%

Akron, Ohio Income Tax Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 12/01/2033	70	72
Austin, Texas State University Systems Financing Revenue Bonds, (FSA Insured), Series 2004
5.000% due 03/15/2034	1,020	1,054
Austin, Texas State University Systems Financing Revenue Notes, (FSA Insured), Series 2004
5.000% due 03/15/2030	1,020	1,058
California State Economic Recovery General Obligation Notes, (MBIA Insured), Series 2005
6.710% due 07/01/2012	150	171
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2004
5.000% due 02/15/2026	100	104
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.660% due 06/15/2034	510	538
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (e)	2,265	2,308
Texas State General Obligation Bonds, Series 2005
6.896% due 04/01/2035	150	151
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	923

Total Municipal Bonds & Notes (Cost $6,327)		6,379

U.S. GOVERNMENT AGENCIES 64.8%

Fannie Mae
3.500% due 05/25/2009-04/25/2017 (c)	341	339
4.000% due 08/25/2009	798	794
4.197% due 11/01/2034	1,670	1,644
4.441% due 02/01/2035	1,283	1,270
4.535% due 11/28/2035	1,670	1,671
4.541% due 05/25/2034	10	10
4.567% due 03/25/2036	5,100	5,108
4.629% due 08/01/2035	1,116	1,108
4.678% due 10/01/2044	587	591
4.680% due 10/01/2035	1,265	1,254
4.683% due 07/01/2035	2,585	2,539
4.687% due 10/01/2035	1,310	1,299
4.701% due 03/25/2034	78	78
4.715% due 10/01/2035	1,328	1,321
4.818% due 09/01/2044-10/01/2044 (c)	11,622	11,686
4.831% due 08/25/2030	253	253
4.841% due 02/01/2034	1,097	1,081
4.905% due 09/01/2035	2,422	2,407
4.931% due 09/25/2042	1,260	1,267
5.000% due 04/25/2014-05/11/2036 (c)	12,158	11,682
5.375% due 11/25/2023	349	360
5.454% due 07/01/2032	173	173
5.500% due 02/01/2024-05/11/2036 (c)	321,127	313,444
5.650% due 09/01/2031	5	6
6.094% due 04/25/2024	297	308
Freddie Mac
2.750% due 02/15/2012	755	750
3.500% due 03/15/2010-01/15/2023 (c)	6,061	5,940
4.000% due 05/15/2016	2,100	2,058
4.410% due 09/01/2035	3,395	3,339
4.500% due 09/15/2020	1,277	1,261
4.678% due 10/25/2044	500	503
4.949% due 10/15/2020	1,327	1,329
5.000% due 08/15/2018-09/01/2035 (c)	8,147	8,067
5.099% due 06/15/2031	2,091	2,091
5.149% due 05/15/2029	56	56
5.500% due 08/15/2030-05/01/2035 (c)	4,507	4,408
Government National Mortgage Association
5.125% due 11/20/2024	162	163
5.151% due 03/16/2032	60	61

Total U.S. Government Agencies (Cost $395,030)		391,719

U.S. TREASURY OBLIGATIONS 16.0%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	6,509	6,581
1.875% due 07/15/2013	3,887	3,776
1.875% due 07/15/2015	408	392
2.000% due 01/15/2016	2,298	2,230
U.S. Treasury Bonds
8.750% due 05/15/2017	9,000	11,881
8.875% due 08/15/2017	1,700	2,270
8.125% due 08/15/2019	900	1,168
U.S. Treasury Notes
3.500% due 02/15/2010	3,900	3,719
3.875% due 05/15/2010	48,660	46,949
3.625% due 06/15/2010	18,700	17,859

Total U.S. Treasury Obligations (Cost $98,310)		96,825

MORTGAGE-BACKED SECURITIES 8.2%

Banc of America Funding Corp.
4.627% due 02/20/2036	1,365	1,343
Banc of America Large Loan
4.949% due 11/15/2015	46	46
Banc of America Mortgage Securities
5.031% due 01/25/2034	300	302
5.000% due 05/25/2034	283	272
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,248	1,215
4.799% due 11/25/2035	638	629
Bear Stearns Alt-A Trust
5.424% due 05/25/2035	767	767
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	5,744	5,656
4.700% due 12/25/2035	1,861	1,837
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,100	1,080
4.780% due 10/25/2035	1,257	1,258
4.800% due 02/25/2036	2,594	2,602
4.861% due 02/25/2036	1,293	1,298
Countrywide Home Loan Mortgage Pass-Through Trust
4.851% due 04/25/2034	25	25
4.861% due 08/25/2034	151	151
4.901% due 03/25/2035	699	701
4.871% due 04/25/2035	798	800
Downey Savings & Loan Association Mortgage Loan Trust
5.387% due 07/19/2044	432	438
4.830% due 08/19/2045	2,722	2,728
First Horizon Alternative Mortgage Securities
4.501% due 03/25/2035	689	678
First Republic Mortgage Loan Trust
5.099% due 11/15/2031	226	227
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	271	267
GSR Mortgage Loan Trust
4.541% due 09/25/2035	638	624
5.500% due 11/25/2035	1,035	1,030
GSRPM Mortgage Loan Trust
5.281% due 01/25/2032	47	48
Harborview Mortgage Loan Trust
4.810% due 03/19/2036	2,095	2,097
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	433	430
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	614	594
Lehman XS Trust
4.910% due 04/25/2046	2,900	2,900
Residential Accredit Loans, Inc.
4.981% due 03/25/2033	256	257
4.986% due 03/25/2046	3,000	3,002
Residential Asset Securitization Trust
4.981% due 05/25/2033	445	448

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  27

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

March 31, 2006

		Principal Amount (000s)	Value (000s)
Structured Adjustable Rate Mortgage Loan Trust
5.288% due 01/25/2035		$1,054	$1,061
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035		1,197	1,197
1.000% due 03/25/2036		2,900	2,900
Washington Mutual, Inc.
4.851% due 12/25/2027		1,103	1,103
4.891% due 01/25/2045		669	673
4.901% due 01/25/2045		695	696
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034		75	75
3.989% due 01/25/2035		917	892
4.362% due 05/25/2035		557	548
4.950% due 03/25/2036		4,464	4,423

Total Mortgage-Backed Securities (Cost $49,377)			49,318

ASSET-BACKED SECURITIES 17.5%

ACE Securities Corp.
4.691% due 10/25/2035		544	544
4.651% due 12/25/2035		1,580	1,581
4.731% due 12/25/2035		1,700	1,701
4.640% due 02/25/2036		2,632	2,634
Ameriquest Mortgage Securities, Inc.
4.650% due 03/25/2035		2,638	2,640
Amortizing Residential Collateral Trust
4.871% due 07/25/2032		1	1
Argent Securities, Inc.
4.661% due 03/25/2036		2,109	2,110
4.892% due 05/25/2036		3,000	3,002
Bear Stearns Asset-Backed Securities, Inc.
4.661% due 11/25/2035		1,664	1,664
4.675% due 12/25/2035		2,542	2,542
Capital One Multi-Asset Execution Trust
4.320% due 04/15/2009		2,000	1,997
Chase Credit Card Master Trust
5.129% due 11/17/2008		2,600	2,603
Citigroup Mortgage Loan Trust, Inc.
4.661% due 12/27/2036		1,734	1,735
Countrywide Asset-Backed Certificates
4.640% due 02/25/2036		2,757	2,759
4.711% due 02/25/2036		2,158	2,159
4.710% due 03/25/2036		2,900	2,900
4.888% due 04/25/2036		2,897	2,898
GSAMP Trust
4.871% due 03/25/2034		288	288
4.671% due 11/25/2035		1,031	1,032
4.664% due 02/25/2036		2,848	2,850
4.891% due 04/25/2036		2,200	2,201
Home Equity Asset Trust
4.661% due 05/25/2036		1,543	1,543
Home Equity Mortgage Trust
4.661% due 04/25/2036		1,955	1,957
HSI Asset Securitization Corp. Trust
4.661% due 12/25/2035		2,185	2,187
Indymac Residential Asset Backed Trust
4.671% due 03/25/2036		2,033	2,034
JP Morgan Mortgage Acquisition Corp.
4.651% due 01/25/2026		1,716	1,717
4.790% due 02/25/2036		2,700	2,703
Long Beach Mortgage Loan Trust
4.671% due 01/25/2036		2,195	2,197
4.640% due 03/25/2036		2,900	2,900
Mastr Asset Backed Securities Trust
4.650% due 12/25/2035		2,425	2,426
4.661% due 01/25/2036		2,504	2,506
MASTR Asset-Backed Securities Trust
4.691% due 11/25/2035		2,260	2,262
MBNA Credit Card Master Note Trust
5.249% due 03/15/2010		3,000	3,019
Metris Master Trust
4.890% due 11/20/2009		1,500	1,501
Morgan Stanley Capital I
4.822% due 03/25/2036		2,900	2,902
Nelnet Student Loan Trust
4.730% due 08/23/2011		2,900	2,902
Quest Trust
5.141% due 06/25/2034		152	152
Residential Asset Mortgage Products, Inc.
4.661% due 12/25/2007		1,926	1,927
4.721% due 04/25/2026		8	8
4.751% due 05/25/2027		1,020	1,021
4.661% due 01/25/2036		1,848	1,849
Residential Asset Securities Corp.
4.661% due 10/27/2024		1,744	1,745
4.681% due 09/25/2025		288	288
4.854% due 06/25/2027		3,000	3,002
4.640% due 03/25/2036		1,789	1,789
SACO I, Inc.
4.830% due 01/25/2034		1,930	1,930
Securitized Asset Backed Receivables LLC Trust
4.651% due 10/25/2035		777	778
SLM Student Loan Trust
4.643% due 07/25/2013		908	909
Soundview Home Equity Loan Trust
4.651% due 02/25/2036		2,483	2,485
4.910% due 04/25/2036		3,000	3,001
4.890% due 05/25/2036		2,900	2,902
Structured Asset Securities Corp.
5.081% due 05/25/2032		28	29
4.900% due 04/25/2035		1,231	1,196
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		2,000	2,001
Truman Capital Mortgage Loan Trust
4.921% due 01/25/2034		26	26
USAA Auto Owner Trust
5.030% due 11/17/2007		2,200	2,199
Wells Fargo Home Equity Trust
4.751% due 09/25/2034		165	165

Total Asset-Backed Securities (Cost $105,991)			105,999

SOVEREIGN ISSUES 0.5%

Brazilian Government International Bond
10.271% due 06/29/2009		340	395
10.500% due 07/14/2014		80	100
8.000% due 01/15/2018		422	458
Hong Kong Government International Bond
5.125% due 08/01/2014		500	489
Mexico Government International Bond
10.375% due 02/17/2009		298	335
Panama Government International Bond
9.625% due 02/08/2011		258	299
Peru Government International Bond
9.125% due 02/21/2012		437	496
Russia Government International Bond
8.250% due 03/31/2010		240	254

Total Sovereign Issues (Cost $2,789)			2,826

FOREIGN CURRENCY - DENOMINATED ISSUES (j) 0.0%

Republic of Germany
5.500% due 01/04/2031	EC	200	298

Total Foreign Currency-Denominated Issues (Cost $314)			298

		Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		2,800	0
Strike @ 4.750% Exp. 05/02/2006		6,500	0
Strike @ 4.750% Exp. 08/07/2006		7,200	3
Strike @ 4.500% Exp. 10/04/2006		3,500	1
Strike @ 4.250% Exp. 10/11/2006		3,000	0
Strike @ 4.500% Exp. 10/18/2006		5,100	2
Strike @ 4.250% Exp. 10/24/2006		2,300	0
Strike @ 4.250% Exp. 10/25/2006		4,700	0
Strike @ 4.730% Exp. 02/01/2007		20,200	32
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 02/01/2007		500	4

Total Purchased Call Options (Cost $209)			42

		# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2016		37	0

		Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		$500	3
Strike @ JY115.000 Exp. 05/26/2006		6,200	51
Strike @ JY112.000 Exp. 07/03/2006		21,000	263

Total Purchased Put Options (Cost $351)			317

		Shares

EXCHANGE-TRADED FUNDS 1.8%

iShares MSCI EAFE Index Fund		172,236	11,181

Total Exchange-Traded Funds (Cost $10,076)			11,181

		Principal Amount (000s)

SHORT-TERM INSTRUMENTS 35.1%

Commercial Paper 33.8%

Bank of Ireland
4.550% due 04/26/2006		$12,100	12,065
4.605% due 05/09/2006		3,900	3,882
4.680% due 05/23/2006		1,400	1,391
Barclays U.S. Funding Corp.
4.460% due 04/11/2006		9,300	9,291
4.500% due 04/17/2006		1,100	1,098
4.645% due 05/15/2006		5,700	5,669

28  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
BNP Paribas Finance
4.420% due 04/04/2006	$2,300	$2,300
4.430% due 04/20/2006	2,800	2,794
4.480% due 05/10/2006	1,000	995
4.660% due 05/22/2006	2,300	2,285
Cox Communications, Inc.
4.720% due 07/17/2006	400	394
Danske Corp.
4.420% due 04/06/2006	4,300	4,298
4.490% due 04/24/2006	7,300	7,281
4.515% due 04/26/2006	900	897
4.840% due 06/27/2006	700	692
Dexia Delaware LLC
4.425% due 04/04/2006	5,900	5,899
4.600% due 05/09/2006	4,500	4,479
DnB NORBank ASA
4.440% due 04/21/2006	4,200	4,191
4.470% due 04/28/2006	700	698
ForeningsSparbanken AB
4.605% due 05/09/2006	8,500	8,461
Fortis Funding LLC
4.490% due 05/11/2006	9,300	9,256
Freddie Mac
4.354% due 05/16/2006	2,500	2,487
HBOS Treasury Services PLC
4.670% due 05/23/2006	12,000	11,922
IXIS Commercial Paper Corp.
4.530% due 05/08/2006	10,700	10,653
4.660% due 05/22/2006	6,400	6,359
Nordea N.A., Inc.
4.430% due 04/06/2006	5,500	5,498
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	11,100	11,068
4.665% due 05/23/2006	6,000	5,961
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006	6,200	6,195
4.840% due 06/22/2006	3,600	3,560
4.855% due 06/29/2006	7,500	7,409
Societe Generale N.A.
4.420% due 04/04/2006	2,200	2,200
4.430% due 04/20/2006	1,000	998
4.670% due 05/23/2006	7,800	7,749
UBS Finance Delaware LLC
4.430% due 04/10/2006	2,800	2,798
4.440% due 04/10/2006	300	300
4.415% due 04/17/2006	5,700	5,690
4.480% due 04/20/2006	1,600	1,597
4.505% due 04/24/2006	600	598
4.440% due 04/28/2006	1,200	1,196
4.600% due 05/08/2006	3,600	3,584
4.660% due 05/22/2006	1,400	1,391
Westpac Capital Corp.
4.700% due 05/23/2006	9,100	9,041
4.715% due 05/30/2006	3,000	2,978
Westpac Trust Securities NZ Ltd.
4.425% due 04/04/2006	1,000	1,000
4.440% due 04/28/2006	4,200	4,187

		204,735

Repurchase Agreement 0.7%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $4,355. Repurchase proceeds are $4,269.)	4,267	4,267

U.S. Treasury Bills 0.6%

4.488% due 06/01/2006-06/15/2006 (c)(d)(f)	3,450	3,418

Total Short-Term Instruments (Cost $212,433)		212,420

Total Investments (a) 146.9% (Cost $892,704)		$888,789
Written Options (h) (0.0%) (Premiums $419)		(213)
Other Assets and Liabilities (Net) (46.9%)		(283,672)

Net Assets 100.0%		$604,904

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $49,194 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,239 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Residual Interest bond.
(f)	Securities with an aggregate market value of $1,188 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	66	$(83)
90-Day Eurodollar June Futures	Long	06/2006	33	(28)
90-Day Eurodollar March Futures	Long	03/2007	224	(145)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	50	(10)
Euro-Bund 10-Year Note June Futures	Long	06/2006	2	(3)
Japan Government 10-Year Bond June Futures	Long	06/2006	1	(10)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	964	(1,355)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	66	228

				$(1,406)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	1,000	$37
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2035		1,800	61
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	06/21/2036		800	65
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	1,900	80
J.P. Morgan
Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,400	61
Morgan Stanley
Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(3)
Morgan Stanley
Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,428,000	127
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,800	(51)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		5,800	119
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,200	147
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		1,200	(81)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		7,200	(160)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2013		2,400	(70)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(211)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		4,500	(235)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		5,700	117
Morgan Stanley Dean
Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		23,000	(500)
Morgan Stanley Dean
Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		800	(46)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		21,600	(435)

							$(991)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  29

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%		05/25/2006	$500	$9
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	3,100	(9)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	200	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%		09/20/2006	300	(1)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	200	(7)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(4)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%		03/20/2007	500	2
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%		06/20/2006	100	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%		09/20/2006	300	(1)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(4)

							$(13)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCIEAFE Index Fund	1-month USD-LIBOR plus 0.100%	04/12/2006	6,822,000	$19,833
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	09/15/2006	2,259,972	1,496

					$21,329

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	Notional Amounts	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$500	$2	$1
Put - OTC U.S. dollar versus Japanese Yen		112.000	07/03/2006	21,000	117	120
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	4,200	22	9
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	2,000	15	4

					$156	$134

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	` Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$3,600	$37	$8
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	3,600	23	30
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	600	4	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	900	11	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	1,200	9	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	2,800	18	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	3,100	25	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	1,300	10	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	2,000	14	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,200	22	2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	700	5	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	600	7	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	8,700	71	34

							$263	$79

30  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(i)	Short sales outstanding on March 31, 2006:

Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.000	04/12/2036	$2,000	$1,915	$1,904
U.S. Treasury Note	3.875	02/15/2013	600	567	570
U.S. Treasury Note	4.750	05/15/2014	300	299	303

				$2,781	$2,777

*	Market value includes $9 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	30,908	04/2006	$414	$0	$414
Sell		13,170	05/2006	277	0	277
Sell	BP	83,394	05/2006	1,314	(2)	1,312
Buy	CP	8,500	07/2006	0	0	0
Sell	DK	21,583	06/2006	0	(21)	(21)
Sell	EC	151,475	04/2006	0	(281)	(281)
Sell		5,370	06/2006	34	0	34
Sell		H$47,691	04/2006	9	0	9
Buy	JY	400,000	04/2006	0	(13)	(13)
Sell		873,000	04/2006	0	(9)	(9)
Sell		16,333,332	05/2006	368	0	368
Sell		N$323	04/2006	10	0	10
Sell	NK	25,660	06/2006	0	(77)	(77)
Buy		S$1,350	04/2006	8	0	8
Sell		5,193	08/2006	0	(24)	(24)
Sell	SF	52,215	06/2006	46	0	46
Sell	SK	100,630	06/2006	0	(148)	(148)

				$2,480	$(575)	$1,905

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  31

Schedule of Investments

RealEstateRealReturn Strategy Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.4%

Banking & Finance 0.9%

Atlantic & Western Re Ltd.
10.519% due 01/09/2007		$1,300	$1,289
10.769% due 01/09/2009		700	676
BAE Systems Holdings, Inc.
5.149% due 08/15/2008		300	301
Citigroup, Inc.
4.707% due 01/30/2009		500	500
Ford Motor Credit Co.
5.800% due 01/12/2009		400	366
General Electric Capital Corp.
4.930% due 12/12/2008		500	500
Rabobank Nederland
4.640% due 01/15/2009		400	400

			4,032

Industrials 1.5%

DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007		3,200	3,210
El Paso Corp.
7.625% due 08/16/2007		100	102
General Motors Corp.
8.375% due 07/15/2033		4,900	3,614

			6,926

Total Corporate Bonds & Notes (Cost $11,159)			10,958

MUNICIPAL BONDS & NOTES 0.2%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	201
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		400	418
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023		500	522

Total Municipal Bonds & Notes (Cost $990)			1,141

U.S. GOVERNMENT AGENCIES 6.6%

Fannie Mae
4.818% due 09/01/2044-10/01/2044 (c)		437	439
5.000% due 08/01/2035-04/12/2036 (c)		1,956	1,862
5.500% due 03/01/2034-05/11/2036 (c)		29,132	28,443

Total U.S. Government Agencies (Cost $31,212)			30,744

U.S. TREASURY OBLIGATIONS 110.5%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009		5,927	6,207
4.250% due 01/15/2010		5,894	6,334
0.875% due 04/15/2010		20,865	19,770
3.500% due 01/15/2011		21,308	22,530
3.000% due 07/15/2012		72,465	75,536
1.875% due 07/15/2013		32,861	31,920
2.000% due 01/15/2014		27,038	26,397
2.000% due 07/15/2014		55,959	54,593
1.625% due 01/15/2015		55,461	52,356
1.875% due 07/15/2015		18,352	17,655
2.375% due 01/15/2025		41,136	41,353
2.000% due 01/15/2026		22,481	21,312
3.625% due 04/15/2028		57,260	70,403
3.875% due 04/15/2029		48,012	61,635
3.375% due 04/15/2032		1,117	1,377
U.S. Treasury Bonds
6.625% due 02/15/2027		1,100	1,320
4.500% due 02/15/2036		1,800	1,690
U.S. Treasury Note
4.500% due 11/15/2015		1,700	1,650

Total U.S. Treasury Obligations (Cost $529,226)			514,038

MORTGAGE-BACKED SECURITIES 0.5%

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		97	97
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		757	761
GSR Mortgage Loan Trust
4.541% due 09/25/2035		1,551	1,516

Total Mortgage-Backed Securities (Cost $2,396)			2,374

ASSET-BACKED SECURITIES 0.2%

Carrington Mortgage Loan Trust
4.898% due 06/25/2035		138	138
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		380	380
Quest Trust
4.998% due 03/25/2035		21	22
Residential Asset Securities Corp.
4.854% due 04/25/2036		100	100
Soundview Home Equity Loan Trust
4.888% due 02/25/2036		191	191
4.910% due 04/25/2036		100	100

Total Asset-Backed Securities (Cost $931)			931

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.250% due 04/15/2012		459	460

Total Sovereign Issues (Cost $443)			460

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.7%

Canadian Government Bond
3.000% due 12/01/2036 (b)	C$	210	242
France Government Bond
3.000% due 07/25/2012 (b)	EC	1,786	2,368
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		525	658

Total Foreign Currency-Denominated Issues (Cost $3,498)			3,268

	Notional Amount (000s)

PURCHASED PUT OPTIONS (i) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006		BP 1,100	46

Total Purchased Put Options (Cost $32)			46

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 5.2%

Commercial Paper 2.3%

Cox Communications, Inc.
4.720% due 07/17/2006		$800	800
Danske Corp.
4.840% due 06/27/2006		2,500	2,470
Dexia Delaware LLC
4.840% due 06/27/2006		7,500	7,411

			10,681

Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $2,943. Repurchase proceeds are $2,885.)		2,884	2,884

Belgium Treasury Bills 0.5%

2.392% due 04/13/2006-06/15/2006 (c)	EC	2,010	2,432

France Treasury Bills 0.1%

2.646% due 08/03/2006		220	265

Germany Treasury Bills 1.4%

2.646% due 08/16/2006-09/13/2006 (c)		5,410	6,435

U.S. Treasury Bills 0.3%

4.486% due 06/15/2006 (d)(e)		$1,340	1,326

Total Short-Term Instruments (Cost $23,980)			24,023

Total Investments (a) 126.4% (Cost $603,867)			$587,983
Written Options (g) (0.0%) (Premiums $66)			(85)
Other Assets and Liabilities (Net) (26.4%)			(122,902)

Net Assets 100.0%			$464,996

Notes to Schedule of Investments (amounts in

thousands, except number of contracts or units):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $200 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

32  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(e) Securities with an aggregate market value of $584 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	72	$(49)
90-Day Eurodollar June Futures	Long	06/2007	72	(51)
90-Day Eurodollar March Futures	Long	03/2007	20	(28)
90-Day Eurodollar March Futures	Long	03/2008	50	(20)
90-Day Eurodollar September Futures	Long	09/2007	72	(49)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	62	(63)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	193	618
U.S. Treasury 5-Year Note June Futures	Long	06/2006	346	(295)

				$63

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$(129)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	1,400	7
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(12)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	20
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		4,500	180
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	6
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,900	(52)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		13,400	275
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	78
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(6)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,200	(30)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,300	68
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	230
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	228
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,200	0
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(65)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,800	47

							$845

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$3
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	0
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	(31)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	9
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	5
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	5
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	4
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	5

						$17

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	38,937	$8,856
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	55,685	12,666

					$21,522

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

RealEstateRealReturn Strategy Fund

March 31, 2006

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	36	$19	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	36	20	38
Put - CBOT U.S. Treasury 30-year Bond June Futures	110.000	05/26/2006	28	27	46

				$66	$85

(h)	Short sales outstanding on March 31, 2006:

Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.250	11/15/2013	$8,200	$7,913	$8,016

*	Market value includes $138 of interest payable on short sales.

(i)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy		C$583	05/2006	$0	$0	$0
Buy	EC	321	04/2006	1	0	1
Sell		10,325	04/2006	36	(10)	26
Buy	JY	532,883	05/2006	13	0	13
Buy	PZ	133	09/2006	0	0	0
Buy	RR	1,128	09/2006	0	0	0
Buy	SV	1,175	09/2006	0	0	0

				$50	$(10)	$40

34  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

StocksPLUS® Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
6.880% due 12/20/2012	$4,762	$4,801
6.979% due 12/20/2012	226	228

Total Bank Loan Obligations (Cost $4,988)		5,029

CORPORATE BONDS & NOTES 21.7%

Banking & Finance 11.6%

American Express Credit Corp
4.720% due 06/12/2007	2,700	2,701
American General Finance Corp.
4.980% due 03/23/2007	900	901
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	300	297
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	2,900	2,905
CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,685
Citigroup Global Markets Holdings, Inc.
4.890% due 03/07/2008	7,100	7,104
Citigroup, Inc.
5.000% due 12/26/2008	1,600	1,601
Eli Lilly Services, Inc.
4.940% due 09/12/2008	9,800	9,813
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	704
Export-Import Bank of Korea
4.990% due 11/16/2010	5,900	5,902
Ford Motor Credit Co.
6.500% due 01/25/2007	5,700	5,679
5.090% due 03/13/2007	2,700	2,618
5.880% due 03/21/2007	9,400	9,264
7.200% due 06/15/2007	900	888
5.795% due 09/28/2007	2,600	2,496
4.950% due 01/15/2008	600	559
General Motors Acceptance Corp.
5.645% due 05/18/2006	5,600	5,584
6.125% due 02/01/2007	1,900	1,871
6.090% due 09/23/2008	7,400	6,989
Goldman Sachs Group, Inc.
5.060% due 03/30/2007	2,200	2,203
4.669% due 10/05/2007	700	702
5.025% due 12/22/2008	3,600	3,603
HSBC Finance Corp.
6.538% due 11/13/2007	10,100	10,303
5.040% due 09/15/2008	1,400	1,405
John Deere Capital Corp.
5.045% due 06/28/2006	900	900
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	2,500	2,506
Morgan Stanley
4.830% due 02/09/2009	2,800	2,804
4.850% due 01/18/2011	3,300	3,310
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	600	608
7.440% due 07/03/2008	500	508
Prudential Financial, Inc.
5.040% due 06/13/2008	4,400	4,409
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	3,400	3,402
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	5,800	5,806
4.990% due 09/19/2008	6,500	6,506
Toyota Motor Credit Corp.
4.716% due 09/18/2006	2,800	2,800
Vita Capital Ltd.
6.340% due 01/01/2007	300	300

		121,636

Industrials 6.2%

Continental Cablevision, Inc.
8.300% due 05/15/2006	2,500	2,508
Cox Communications, Inc.
5.450% due 12/14/2007	1,300	1,309
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	6,940	6,942
5.100% due 03/07/2007	2,900	2,902
5.360% due 09/10/2007	1,800	1,806
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,012
El Paso Corp.
7.625% due 08/16/2007	2,360	2,413
Electronic Data Systems Corp.
6.334% due 08/17/2006	1,800	1,808
General Electric Co.
4.910% due 12/09/2008	9,600	9,603
HCA, Inc.
7.250% due 05/20/2008	590	608
Host Marriott LP
9.500% due 01/15/2007	150	155
JC Penney Corp, Inc.
7.375% due 08/15/2008	700	730
Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,691
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,393
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	3,800	3,803
Pemex Project Funding Master Trust
5.430% due 12/03/2012	3,600	3,597
Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,221
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,090
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	5,400	5,479
Williams Cos., Inc.
5.935% due 02/16/2007	4,300	4,381

		65,451

Utilities 3.9%

AT&T, Inc.
4.951% due 11/14/2008	1,800	1,805
BellSouth Corp.
4.258% due 04/26/2021	2,100	2,099
CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,840
Consolidated Natural Gas Co.
5.375% due 11/01/2006	2,500	2,500
Dominion Resources, Inc.
5.265% due 09/28/2007	3,000	3,004
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,000	3,004
Florida Power Corp.
5.141% due 11/14/2008	1,900	1,902
NiSource Finance Corp.
3.628% due 11/01/2006	1,200	1,188
5.344% due 11/23/2009	600	603
Progress Energy, Inc.
5.030% due 01/15/2010	1,500	1,506
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	1,800	1,803
Qwest Corp.
8.160% due 06/15/2013	3,400	3,757
Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,981
Southern California Edison Co.
4.767% due 02/02/2009	2,000	2,001

		40,993

Total Corporate Bonds & Notes (Cost $228,253)		228,080

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003 5.000% due 06/01/2021	2,240	2,256

Total Municipal Bonds & Notes (Cost $2,230)		2,256

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
4.282% due 11/28/2035	325	325
4.440% due 07/01/2018	282	281
4.483% due 07/01/2028	63	63
4.502% due 11/01/2028	95	95
4.506% due 11/01/2028	85	85
4.520% due 04/01/2028	55	55
4.541% due 11/01/2027	69	69
4.546% due 04/01/2018	58	58
4.619% due 09/01/2035	10,691	10,572
4.727% due 12/01/2033	4,233	4,191
4.810% due 09/22/2006	6,300	6,300
4.813% due 04/01/2035	9,122	9,005
4.868% due 09/25/2035	3,485	3,487
4.906% due 02/01/2027	8	8
4.938% due 03/25/2034	3,789	3,794
4.997% due 12/01/2023	5	5
5.000% due 01/10/2019-04/25/2033 (e)	49,593	48,352
5.218% due 05/25/2031-11/25/2032 (e)	7,561	7,589
5.495% due 12/01/2036	2,562	2,562
5.500% due 09/01/2033-05/11/2036 (e)	49,386	48,241
5.540% due 09/01/2034	2,648	2,645
5.560% due 05/01/2022	9	9
5.616% due 11/01/2035	2,118	2,168
5.664% due 08/01/2029	50	50
6.000% due 01/01/2017-10/01/2033 (e)	1,702	1,725
6.500% due 09/25/2008-03/25/2023 (c)(e)	9	0
7.000% due 02/01/2015-03/01/2015 (e)	1,968	2,025
7.500% due 09/01/2015-05/01/2016 (e)	1,458	1,526
8.000% due 03/01/2030-07/01/2031 (e)	314	335
Federal Home Loan Bank
0.000% due 02/05/2007-02/27/2012 (e)	3,500	3,123
Freddie Mac
4.718% due 06/01/2035	7,327	7,140
4.725% due 07/01/2019	767	774
4.818% due 02/25/2045	4,684	4,703
5.000% due 07/15/2024	5,700	5,649
5.099% due 12/15/2030	1,835	1,843
5.149% due 06/15/2018	707	708
5.257% due 06/01/2022	56	57
5.500% due 11/15/2015-08/15/2030 (e)	294	293
5.700% due 02/15/2031	456	456
5.765% due 12/01/2022	96	98
6.000% due 03/01/2016- 10/01/2033 (e)	7,322	7,335
6.500% due 10/25/2043	3,469	3,495
8.500% due 04/01/2025-06/01/2025 (e)	29	31
Government National Mortgage Association
4.000% due 07/16/2027	1,114	1,101
4.375% due 02/20/2026-02/20/2028 (e)	1,593	1,602

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

StocksPLUS® Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
4.750% due 07/20/2018-07/20/2027 (e)		$3,340	$3,360
5.125% due 12/20/2022-12/20/2027 (e)		635	639
5.176% due 09/20/2030		7	7
8.000% due 04/20/2030		297	316

Total U.S. Government Agencies (Cost $201,353)			198,350

U.S. TREASURY OBLIGATIONS 1.5%

Treasury Inflation Protected Security
3.625% due 01/15/2008 (d)(g)		15,094	15,511

Total U.S. Treasury Obligations (Cost $15,935)			15,511

MORTGAGE-BACKED SECURITIES 7.1%

Banc of America Funding Corp.
4.115% due 05/25/2035		2,560	2,480
Banc of America Mortgage Securities
6.500% due 10/25/2031		1,406	1,418
Bank Mart
3.689% due 03/01/2019 (j)		1,058	1,021
Bear Stearns Adjustable Rate Mortgage Trust
5.925% due 06/25/2032		394	392
5.346% due 02/25/2033		420	418
5.062% due 04/25/2033		931	927
4.196% due 01/25/2034		1,422	1,412
4.678% due 01/25/2034		3,375	3,321
4.750% due 10/25/2035		10,579	10,427
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,728	2,718
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		2,461	2,426
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032		1,865	1,876
6.173% due 06/25/2032		117	117
6.222% due 06/25/2032		142	143
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030		22	22
Fund America Investors Corp.
5.627% due 06/25/2023		22	23
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		1,974	1,979
GSR Mortgage Loan Trust
5.168% due 01/25/2034		682	683
Impac CMB Trust
5.218% due 07/25/2033		2,666	2,668
5.198% due 10/25/2033		246	247
5.068% due 04/25/2034		1,601	1,603
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		873	867
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,425	2,358
Mellon Residential Funding Corp.
4.989% due 06/15/2030		6,473	6,465
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		873	847
MLCC Mortgage Investors, Inc.
5.745% due 01/25/2029		3,443	3,514
Prime Mortgage Trust
5.218% due 02/25/2019		279	280
5.218% due 02/25/2034		1,105	1,108
Resecuritization Mortgage Trust
5.068% due 04/26/2021		8	8
Residential Funding Mortgage Security
6.500% due 03/25/2032		996	996
Salomon Brothers Mortgage Securities
5.996% due 12/25/2030		1,289	1,288
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,273	1,270
5.098% due 02/25/2036		1,297	1,296
Washington Mutual, Inc.
4.597% due 02/27/2034		2,723	2,673
4.915% due 11/25/2034		3,902	3,908
5.151% due 06/25/2042		3,962	3,986
5.108% due 10/25/2045		1,317	1,324
5.088% due 12/25/2045		2,541	2,548
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,067	4,030

Total Mortgage-Backed Securities (Cost $75,785)			75,087

ASSET-BACKED SECURITIES 6.5%

AAA Trust
4.918% due 11/26/2035		1,767	1,770
AFC Home Equity Loan Trust
4.968% due 06/25/2028		756	756
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035		1,101	1,102
Argent Securities, Inc.
4.938% due 10/25/2035		2,100	2,102
4.958% due 12/25/2035		6,463	6,468
Asset-Backed Securities Corp. Home Equity
4.978% due 05/25/2035		3,520	3,523
Bear Stearns Asset-Backed Securities, Inc.
4.918% due 03/25/2035		161	161
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		553	554
Chase Funding Mortgage Loan Asset-Backed Certificates
5.188% due 10/25/2032		473	475
Citigroup Mortgage Loan Trust, Inc.
4.918% due 07/25/2035		700	701
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		576	577
5.148% due 05/25/2043		32	32
First NLC Trust
4.928% due 12/25/2035		1,578	1,580
Fremont Home Loan Trust
4.908% due 01/25/2036		2,544	2,546
GSAMP Trust
4.938% due 12/25/2035		4,860	4,861
GSR Mortgage Loan Trust
4.918% due 12/25/2030		2,622	2,623
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		4,433	4,439
4.908% due 01/25/2036		2,836	2,838
New Century Home Equity Loan Trust
4.928% due 09/25/2035		938	939
Novastar Home Equity Loan
5.093% due 04/25/2028		240	240
Residential Asset Mortgage Products, Inc.
5.068% due 02/25/2034		2,861	2,866
4.918% due 05/25/2035		3,606	3,608
Residential Asset Securities Corp.
5.118% due 01/25/2034		456	456
4.928% due 09/25/2035		2,850	2,852
SACO I, Inc.
4.928% due 07/25/2035		1,966	1,967
Securitized Asset-Backed Receivables LLC Trust
4.908% due 03/25/2035		777	777
SG Mortgage Securities Trust
4.918% due 10/25/2035		4,570	4,574
SLM Student Loan Trust
4.960% due 03/15/2013		629	630
4.643% due 07/25/2013		2,601	2,604
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		603	603
4.918% due 12/25/2035		1,332	1,333
Structured Asset Securities Corp.
4.948% due 12/25/2035		4,794	4,797
Wachovia Auto Owner Trust
4.820% due 02/20/2009		3,300	3,294

Total Asset-Backed Securities (Cost $68,597)			68,648

SOVEREIGN ISSUES 1.4%

Brazilian Government International Bond
5.188% due 04/15/2006		932	924
5.250% due 04/15/2009		2,471	2,472
5.250% due 04/15/2012		382	383
8.000% due 01/15/2018		2,600	2,824
Hydro Quebec
5.125% due 09/29/2049		1,200	1,130
Korea Development Bank
5.050% due 11/22/2012		2,200	2,203
Mexico Government International Bond
5.280% due 01/13/2009		4,700	4,758

Total Sovereign Issues (Cost $14,273)			14,694

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.8%

New Zealand Government Bond
4.500% due 02/15/2016	N$	9,750	8,146

Total Foreign Currency-Denominated Issues (Cost $6,671)			8,146

	Notional Amount (000s)

PURCHASED CALL OPTIONS (k) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	5,700	4
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$13,000	0
Strike @ 4.500% Exp. 04/06/2006		17,600	0
Strike @ 4.750% Exp. 05/02/2006		43,000	0
Strike @ 4.500% Exp. 10/04/2006		32,700	7
Strike @ 4.250% Exp. 10/11/2006		21,000	1
Strike @ 4.250% Exp. 10/12/2006		20,000	1
Strike @ 4.500% Exp. 10/18/2006		39,000	11
Strike @ 4.250% Exp. 10/19/2006		6,000	1
Strike @ 4.250% Exp. 10/24/2006		11,000	1
Strike @ 4.250% Exp. 10/25/2006		27,000	2
Strike @ 4.800% Exp. 12/22/2006		37,000	58
Strike @ 5.000% Exp. 03/08/2007		35,000	122
Strike @ 5.000% Exp. 03/08/2007		19,000	66

Total Purchased Call Options (Cost $1,267)			274

36  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		2,095	$13
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		2,486	16
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		25	0
S&P 500 Index (OTC)
Strike @ $725.000 Exp. 04/13/2006		50	0
Strike @ $700.000 Exp. 04/13/2006		929	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY 115.000 Exp. 05/18/2006		$1,100	7
Strike @ JY 115.000 Exp. 05/26/2006		5,500	44
Strike @ JY 116.000 Exp. 05/26/2006		2,600	26

Total Purchased Put Options (Cost $208)			106

	Shares

PREFERRED STOCK 0.9%

DG Funding Trust
6.777% due 12/31/2049		913	9,686

Total Preferred Stock (Cost $9,564)			9,686

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 45.7%

Belgium Treasury Bills 1.0%

1.010% due 04/13/2006	EC	8,600	10,415

Commercial Paper 25.1%

Bank of Ireland
4.605% due 05/09/2006		$18,200	18,116
Barclays U.S. Funding Corp.
4.500% due 04/18/2006		32,800	32,739
Cox Communications, Inc.
4.720% due 07/17/2006		1,200	1,200
Danske Corp.
4.510% due 04/26/2006		31,700	31,609
Florida Power Corp.
4.630% due 04/28/2006		2,500	2,492
Freddie Mac
4.650% due 04/03/2006		24,000	24,000
HBOS Treasury Services PLC
4.680% due 05/24/2006		32,000	31,788
IXIS Commercial Paper Corp.
4.470% due 05/02/2006		34,100	33,977
4.660% due 05/22/2006		2,500	2,484
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		20,800	20,782
4.840% due 06/22/2006		8,800	8,702
4.855% due 06/29/2006		6,400	6,322
Societe Generale N.A.
4.430% due 04/06/2006		12,400	12,395
UBS Finance Delaware LLC
4.440% due 04/10/2006		26,000	25,978
4.660% due 05/08/2006		10,400	10,344
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		1,600	1,599

			264,527

Tri-Party Repurchase Agreement 0.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $5,568. Repurchase proceeds are $5,457.)		5,455	5,455

France Treasury Bills 8.7%

2.455% due 05/24/2006-07/20/2006 (e)	EC	76,010	91,738

Germany Treasury Bill 0.2%

2.675% due 09/13/2006		1,530	1,831

Netherlands Treasury Bills 5.0%

2.469% due 04/28/2006-05/31/2006 (e)		43,150	52,087

U.S. Treasury Bills 5.2%

4.496% due 06/01/2006- 06/15/2006 (e)(f)(g)		54,925	54,406

Total Short-Term Instruments (Cost $477,736)			480,459

Total Investments (a) 105.2% (Cost $1,106,860)			$1,106,326
Written Options (i) (0.5%) (Premiums $3,945)			(5,187)
Other Assets and Liabilities (Net) (4.7%)			(49,124)

Net Assets 100.0%			$1,052,015

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $15,536 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $68,927 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	612	$(295)
90-Day Eurodollar December Futures	Short	12/2008	215	105
90-Day Eurodollar June Futures	Long	06/2007	575	(287)
90-Day Eurodollar June Futures	Short	06/2008	215	104
90-Day Eurodollar March Futures	Short	03/2008	215	104
90-Day Eurodollar September Futures	Long	09/2007	77	(40)
90-Day Eurodollar September Futures	Short	09/2008	215	106
S&P 500 Emini Index June Futures	Long	06/2006	9,211	4,255
S&P 500 Index June Futures	Long	06/2006	1,317	3,403
U.S. Treasury 10-Year Note June Futures	Long	06/2006	21	(19)

				$7,436

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	$(8)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	(9)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	4
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	4
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	24
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(27)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(43)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(51)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$7,600	102
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		100	(2)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		10,800	272

							$266

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  37

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006	$1,100	$22
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(11)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	6,600	26
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	12
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	12
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%	06/20/2006	10,000	(5)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	56
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	14
Morgan Stanley Dean	Witter & Co. General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	2,400	16
UBS Warburg LLC Ford	Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2006	2,500	18
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	16
UBS Warburg LLC Ford	Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	57
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	(2)

						$323

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	11,569	$190
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45,088	(850)

					$(660)

(i) Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	178	$35	$11
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	34	8	6
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	178	24	47
Call - CME S&P 500 Index June Futures		1,320.000	06/16/2006	68	364	294
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	36	20	28
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	34	16	31
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	3,092	2,047	4,290
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	75	79	145

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$1,100	4	2
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	1,700	9	4
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	3,800	28	10

					$2,634	$4,868

38  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	1,500	$22	$6
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		4,700	22	32
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$3,000	21	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		5,900	69	4
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		16,000	210	63
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		15,000	145	119
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		7,500	57	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		18,000	114	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		9,000	67	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		17,000	168	15
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		12,000	85	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		9,000	65	2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		6,000	45	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		8,000	95	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		8,000	89	63
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		5,000	37	2

								$1,311	$319

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	07/07/1995	$1,061	$1,021	0.10%

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	3,310	05/2006	$0	$(55)	$(55)
Buy	CY	9,454	03/2007	0	(3)	(3)
Buy	EC	1,669	04/2006	0	(1)	(1)
Sell		14,557	04/2006	1	(63)	(62)
Sell		105,288	06/2006	295	(231)	64
Buy	JY	4,145,383	05/2006	61	(34)	27
Sell		N$11,459	04/2006	356	0	356

				$713	$(387)	$326

(l)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen
Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%.
Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$9,000	$(1)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen
Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%.
Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	1,000	0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen
Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%.
Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	4,000	(1)

		$(2)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  39

Schedule of Investments

StocksPLUS® Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.8%

Banking & Finance 1.3%

American General Finance Corp.
4.980% due 03/23/2007	$300	$300
American International Group, Inc.
5.050% due 10/01/2015	100	95
BNP Paribas
5.186% due 06/29/2049	1,200	1,128
Export-Import Bank of China
4.875% due 07/21/2015	100	94
HBOS PLC
5.920% due 09/29/2049	100	97
Petroleum Export Ltd.
5.265% due 06/15/2011	98	96
Resona Bank Ltd.
5.850% due 09/29/2049	200	194
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,069
USB Capital IX
6.189% due 03/29/2049	100	99

		3,172

Industrials 1.1%

DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	2,400	2,403
HJ Heinz Co.
6.428% due 12/01/2008	100	102
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
5.750% due 12/15/2015	200	192

		2,708

Utilities 0.4%

Qwest Corp.
7.625% due 06/15/2015	600	645
Ras Laffan Liquefied Natural Gas Corp.
5.838% due 09/30/2027	300	287

		932

Total Corporate Bonds & Notes (Cost $6,905)		6,812

MUNICIPAL BONDS & NOTES 3.0%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.570% due 01/01/2035	1,700	1,796
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	20	20
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	110
Lower Colorado River, Texas Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,033
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,070	3,192
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019	30	30
New York City, New York General Obligation Notes, Series 2005
6.480% due 03/01/2030	200	212
New York State Environmental Facilities Corporations Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	622
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	202

Total Municipal Bonds & Notes (Cost $6,852)		7,217

U.S. GOVERNMENT AGENCIES 58.9%

Fannie Mae
4.285% due 11/28/2035	93	93
4.565% due 05/01/2036	20	20
4.689% due 02/25/2036	100	98
4.810% due 09/22/2006	2,100	2,100
4.938% due 03/25/2034	625	626
5.000% due 11/01/2017-05/11/2036 (c)	44,536	42,869
5.168% due 03/25/2044	1,343	1,345
5.218% due 11/25/2032	113	114
5.495% due 12/01/2036	89	89
5.500% due 05/01/2032-05/11/2036 (c)	91,978	89,929
5.540% due 09/01/2034	106	106
6.000% due 04/12/2036	1,000	1,000
7.000% due 09/01/2013	22	22
8.000% due 12/01/2030	3	3
Freddie Mac
4.500% due 10/01/2007	57	57
4.818% due 02/25/2045	162	162
5.500% due 08/15/2030	38	38
5.700% due 02/15/2031	6	6
6.102% due 02/01/2024	21	21
8.000% due 01/01/2017	49	52
Government National Mortgage Association
4.375% due 03/20/2027	6	6
8.000% due 02/15/2030	2	2
Small Business Administration
4.750% due 07/01/2025	1,297	1,234
5.520% due 06/01/2024	1,471	1,474

Total U.S. Government Agencies (Cost $145,022)		141,466

U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	1,157	1,163
2.000% due 01/15/2026	1,398	1,326

Total U.S. Treasury Obligations (Cost $2,602)		2,489

MORTGAGE-BACKED SECURITIES 4.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	490	477
Banc of America Funding Corp.
4.115% due 05/25/2035	618	599
Banc of America Mortgage Securities
6.500% due 10/25/2031	234	236
6.500% due 09/25/2033	68	68
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 02/25/2033	1	1
5.062% due 04/25/2033	9	9
4.196% due 01/25/2034	91	90
4.678% due 01/25/2034	235	232
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	1,687	1,688
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	196	193
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	224	221
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 05/25/2034	379	378
5.250% due 02/20/2036	192	190
CS First Boston Mortgage Securities Corp.
5.708% due 05/25/2032	3	3
5.679% due 10/25/2032	1,306	1,303
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	1
3.406% due 06/25/2034	1,505	1,473
Impac CMB Trust
5.218% due 07/25/2033	122	123
5.068% due 04/25/2034	257	258
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	762	757
MASTR Asset Securitization Trust
5.500% due 09/25/2033	43	41
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	22	22
MLCC Mortgage Investors, Inc.
5.745% due 01/25/2029	356	363
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	2	2
Prime Mortgage Trust
5.218% due 02/25/2019	31	31
5.218% due 02/25/2034	153	154
Salomon Brothers Mortgage Securities
4.000% due 12/25/2018	796	754
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	3	2
Washington Mutual, Inc.
4.597% due 02/27/2034	90	88
5.018% due 08/25/2042	200	198
5.108% due 10/25/2045	282	284
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	794	786

Total Mortgage-Backed Securities (Cost $11,180)		11,025

ASSET-BACKED SECURITI ES 1.3%

AAA Trust
4.918% due 11/26/2035	437	437
Amortizing Residential Collateral Trust
5.108% due 07/25/2032	18	18
Asset-Backed Securities Corp. Home Equity
4.978% due 05/25/2035	943	944
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	138	138
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	196	196
Credit-Based Asset Servicing & Securitization
5.068% due 09/25/2033	1	1
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032	28	29
GSAMP Trust
5.008% due 10/25/2033	293	294
Residential Asset Mortgage Products, Inc.
4.958% due 05/25/2026	16	16
5.158% due 09/25/2033	105	105
5.068% due 02/25/2034	451	451
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034	417	418

Total Asset-Backed Securities (Cost $3,043)		3,047

40  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)

SOVEREIGN ISSUES 2.9%

Brazilian Government International Bond
5.188% due 04/15/2006		$88	$87
5.250% due 04/15/2009		700	700
5.250% due 04/15/2012		2,447	2,452
8.000% due 01/15/2018		900	977
China Development Bank
5.000% due 10/15/2015		100	95
Russia Government International Bond
8.250% due 03/31/2010		2,400	2,545

Total Sovereign Issues (Cost $6,682)			6,856

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.1%

Ford Motor Credit Co.
6.750% due 01/14/2008		EC 200	239

Total Foreign Currency-Denominated Issues (Cost $248)			239

	Notional Amount (000s)

PURCHASED CALL OPTIONS (h) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	1,100	1
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		4,200	0
Strike @ 4.750% Exp. 05/02/2006		10,000	0
Strike @ 4.750% Exp. 08/07/2006		12,000	4
Strike @ 4.500% Exp. 08/07/2006		6,000	0
Strike @ 4.750% Exp. 08/08/2006		4,000	1
Strike @ 4.500% Exp. 10/04/2006		7,600	2
Strike @ 4.250% Exp. 10/11/2006		5,000	0
Strike @ 4.250% Exp. 10/12/2006		5,000	0
Strike @ 4.500% Exp. 10/18/2006		9,000	3
Strike @ 4.250% Exp. 10/19/2006		2,000	0
Strike @ 4.250% Exp. 10/25/2006		6,000	1
Strike @ 4.800% Exp. 12/22/2006		7,000	11
Strike @ 5.000% Exp. 03/08/2007		12,000	42

Total Purchased Call Options (Cost $353)			65

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		200	1
Strike @ JY115.000 Exp. 05/26/2006		1,100	9
Strike @ JY116.000 Exp. 05/26/2006		500	5

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 06/19/2006		59	0
Strike @ $93.500 Exp. 06/19/2006		8	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,561	10
S&P 500 Index (OTC)
Strike @ $725.000 Exp. 06/16/2006		401	0

Total Purchased Put Options (Cost $51)			25

	Shares

PREFERRED STOCK 0.4%
DG Funding Trust
6.777% due 12/31/2049		90	955

Total Preferred Stock (Cost $948)			955

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 36.3%

Commercial Paper 28.3%

ASB Bank Ltd.
4.630% due 05/10/2006		$4,500	4,479
Bank of Ireland
4.680% due 05/23/2006		1,200	1,192
BNP Paribas Finance
4.420% due 04/04/2006		2,500	2,500
Cox Communications, Inc.
4.720% due 07/17/2006		400	400
Danske Corp.
4.420% due 04/06/2006		2,100	2,099
4.700% due 06/01/2006		5,100	5,061
DnB NORBank ASA
4.650% due 06/08/2006		5,500	5,449
ForeningsSparbanken AB
4.480% due 04/20/2006		2,200	2,195
Freddie Mac
4.650% due 04/03/2006		7,000	7,000
General Electric Capital Corp.
4.870% due 06/29/2006		3,900	3,853
HBOS Treasury Services PLC
4.670% due 05/18/2006		4,125	4,101
4.795% due 06/15/2006		2,000	1,980
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		700	699
4.830% due 06/22/2006		6,300	6,230
Societe Generale N.A.
4.420% due 04/04/2006		4,200	4,199
Spintab AB
4.700% due 05/26/2006		800	794
4.760% due 06/02/2006		1,300	1,289
UBS Finance Delaware LLC
4.430% due 04/10/2006		900	899
4.440% due 04/10/2006		2,300	2,298
4.440% due 04/28/2006		1,000	997
4.480% due 05/10/2006		3,100	3,086
Westpac Capital Corp.
4.700% due 05/23/2006		6,600	6,557
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006		500	497

			67,854

Repurchase Agreement 1.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,693. Repurchase proceeds are $3,621.)		3,620	3,620

U.S. Treasury Bills 6.5%

4.498% due 06/01/2006-06/15/2006 (c)(d)(e)		15,875	15,714

Total Short-Term Instruments (Cost $87,215)			87,188

Total Investments (a) 111.3% (Cost $271,101)			$267,384
Written Options (g) (0.2%) (Premiums $673)			(565)
Other Assets and Liabilities (Net) (11.1%)			(26,651)

Net Assets 100.0%			$240,168

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $786 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $15,219 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ BP95.500	Short	12/2006	9	$(2)
90-Day Eurodollar December Futures	Long	12/2006	554	(545)
90-Day Eurodollar December Futures	Long	12/2007	47	(34)
90-Day Eurodollar June Futures	Long	06/2007	221	(236)
90-Day Eurodollar March Futures	Long	03/2007	415	(457)
90-Day Eurodollar September Futures	Long	09/2007	101	(92)
Euro-Bobl 5-Year Note Futures	Short	06/2006	43	28
S&P 500 Emini Index June Futures	Long	06/2006	301	139
S&P 500 Index June Futures	Long	06/2006	631	1,831
U.S. Treasury 10-Year Note Futures	Long	06/2006	27	(21)
U.S. Treasury 5-Year Note Futures	Short	06/2006	1	1

				$612

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  41

Schedule of Investments (Cont.)

StocksPLUS® Total Return Fund

March 31, 2006

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	11,000	$(64)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		5,900	(67)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		200	(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,100	2
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(7)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		$400	(18)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,300	18
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		500	(4)

							$(154)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2006	$2,800	$6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%		06/20/2007	500	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	1,500	(17)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%		06/20/2006	2,800	13
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%		06/20/2006	1,300	8
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006	800	14
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%		06/20/2007	500	(1)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	500	(4)

							$18

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total	Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	8,567	$(161)

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	9	$2	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	35	7	2
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	7	2	1
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	9	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	71	15	19
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	26	16	24
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	196	150	272
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	15	16	29
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	10	9	14
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	19	10	15
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	48	37	63
Put - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	9	11	17
				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$200	1	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	400	2	1
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	700	5	1

					$285	$458

42  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	300	$4	$1
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		5,400	26	37
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		3,000	40	12
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	29	24
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		1,800	14	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		4,000	25	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		5,000	41	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		2,000	15	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		4,000	39	4
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		3,000	21	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		2,000	15	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	8	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		3,000	19	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		2,000	19	2
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	22	16

								$388	$107

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	523	05/2006	$0	$(9)	$(9)
Buy	BR	218	07/2006	3	0	3
Sell		125	07/2006	0	(1)	(1)
Buy	C$	99	05/2006	0	0	0
Buy	CP	45,460	07/2006	0	0	0
Sell		86,200	07/2006	0	(2)	(2)
Buy		105,000	08/2006	2	0	2
Buy	CY	1,888	03/2007	0	0	0
Buy	EC	548	06/2006	2	0	2
Buy	JY	250,873	05/2006	4	(1)	3
Sell	KW	10,850	07/2006	0	0	0
Buy		197,174	08/2006	0	(1)	(1)
Sell		47,900	08/2006	0	0	0
Buy		124,717	09/2006	0	0	0
Sell		124,717	09/2006	0	(1)	(1)
Buy	MP	1,130	08/2006	0	(4)	(4)
Sell		1,200	08/2006	0	(1)	(1)
Buy		1,125	09/2006	0	(2)	(2)
Buy	PN	211	05/2006	0	(2)	(2)
Buy		243	08/2006	0	(2)	(2)
Sell		410	08/2006	1	0	1
Buy		247	09/2006	0	(1)	(1)
Buy	PZ	388	05/2006	0	(2)	(2)
Sell		243	05/2006	0	(1)	(1)
Buy		199	09/2006	0	0	0
Buy	RP	2,481	08/2006	0	0	0
Sell		2,481	08/2006	0	0	0
Buy		4,735	09/2006	1	0	1
Sell		1,820	09/2006	0	0	0
Buy	RR	4,512	08/2006	3	0	3
Sell		4,512	08/2006	0	(1)	(1)
Buy		3,058	09/2006	0	0	0
Sell	S	$10	07/2006	0	0	0
Buy		271	08/2006	1	0	1
Sell		271	08/2006	0	(1)	(1)
Buy		172	09/2006	0	0	0
Buy	SR	4	05/2006	0	0	0
Sell		90	05/2006	0	0	0
Buy		125	08/2006	0	0	0
Buy	SV	7,480	09/2006	1	0	1
Sell		4,230	09/2006	0	(2)	(2)
Buy	T$	4,529	08/2006	0	(1)	(1)
Sell		4,529	08/2006	0	(1)	(1)
Buy		3,337	09/2006	0	0	0
Sell		3,337	09/2006	0	(1)	(1)

				$18	$(37)	$(19)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  43

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund

Class A
03/31/2006	$12.60	$0.81	$(0.08)	$0.73	$(0.71)	$(0.06)
03/31/2005	12.78	0.81	(0.22)	0.59	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)

Class B
03/31/2006	12.54	0.70	(0.07)	0.63	(0.62)	(0.06)
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)

Class C
03/31/2006	12.54	0.71	(0.08)	0.63	(0.63)	(0.06)
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)

All Asset All Authority Fund

Class A
07/29/2005 - 03/31/2006	$10.96	$0.57	$(0.39)	$0.18	$(0.51)	$(0.02)

Class C
07/29/2005 - 03/31/2006	10.96	0.47	(0.35)	0.12	(0.48)	(0.02)

CommodityRealReturn Strategy Fund®

Class A
03/31/2006	$16.22	$0.59	$(0.17)	$0.42	$(1.82)	$(0.07)
03/31/2005	15.65	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.15	1.26	1.41	(0.77)	0.00

Class B
03/31/2006	16.14	0.47	(0.18)	0.29	(1.73)	(0.07)
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00

Class C
03/31/2006	16.12	0.46	(0.17)	0.29	(1.67)	(0.07)
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00

Fundamental IndexPLUS TR Fund

Class A
06/30/2005 - 03/31/2006	$10.00	$0.26	$0.45	$0.71	$(0.44)	$0.00

Class C
06/30/2005 - 03/31/2006	10.00	0.20	0.47	0.67	(0.41)	0.00

International StocksPLUS® TR Strategy Fund

Class A
03/31/2006	$10.39	$0.37	$2.97	$3.34	$(1.40)	$0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.04)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00

Class B
03/31/2006	10.33	0.27	2.95	3.22	(1.34)	0.00
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00

Class C
03/31/2006	10.33	0.27	2.96	3.23	(1.34)	0.00
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00

44  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
All Asset Fund

Class A
03/31/2006	$0.00	$(0.77)	$12.56	5.83%	$1,716,654	0.87	%(k)	6.25%		56%
03/31/2005	0.00	(0.77)	12.60	4.66	907,980	0.86	(b)	6.42		92
04/30/2003 - 03/31/2004	0.00	(0.54)	12.78	17.22	333,578	0.87	*(b)	6.41	*	99

Class B
03/31/2006	0.00	(0.68)	12.49	5.05	312,732	1.62	(k)	5.45		56
03/31/2005	0.00	(0.69)	12.54	3.90	194,889	1.61	(c)	5.56		92
04/30/2003 - 03/31/2004	0.00	(0.49)	12.73	16.32	86,963	1.62	*(c)	5.95	*	99

Class C
03/31/2006	0.00	(0.69)	12.48	5.00	1,549,370	1.62	(k)	5.58		56
03/31/2005	0.00	(0.69)	12.54	3.94	777,105	1.61	(c)	5.66		92
04/30/2003 - 03/31/2004	0.00	(0.49)	12.73	16.37	290,297	1.62	*(c)	5.64	*	99

All Asset All Authority Fund

Class A
07/29/2005 - 03/31/2006	$0.00	$(0.53)	$10.61	1.57%	$227,564	2.06	%*(k)(l)	8.00	%*	62%

Class C
07/29/2005 - 03/31/2006	0.00	(0.50)	10.58	1.03	125,977	2.80	*(k)(m)	6.62	*	62

CommodityRealReturn Strategy Fund®

Class A
03/31/2006	$(0.82)	$(2.71)	$13.93	1.74%	$2,430,814	1.24%		3.73%		292%
03/31/2005	0.00	(0.95)	16.22	10.37	1,864,428	1.24		2.47		264
03/31/2004	0.00	(1.53)	15.65	44.77	912,154	1.24		1.50		290
11/29/2002 - 03/31/2003	0.00	(0.77)	12.02	12.64	22,380	1.24	*(d)	(35.36	)*	492

Class B
03/31/2006	(0.82)	(2.62)	13.81	0.93	302,114	1.99		3.02		292
03/31/2005	0.00	(0.84)	16.14	9.53	287,035	1.99		1.75		264
03/31/2004	0.00	(1.46)	15.59	43.77	145,122	1.99		0.80		290
11/29/2002 - 03/31/2003	0.00	(0.76)	12.00	12.44	5,858	1.99	*(e)	(37.16	)*	492

Class C
03/31/2006	(0.83)	(2.62)	13.79	0.94	1,452,885	1.99		2.97		292
03/31/2005	0.00	(0.84)	16.12	9.53	1,253,299	1.99		1.77		264
03/31/2004	0.00	(1.47)	15.57	43.76	685,963	1.99		0.70		290
11/29/2002 - 03/31/2003	0.00	(0.76)	12.00	12.42	9,258	1.99	*(f)	(38.45	)*	492

Fundamental IndexPLUS TR Fund

Class A
06/30/2005 - 03/31/2006	$0.00	$(0.44)	$10.27	7.19%	$24,117	1.15	%*	3.40	%*	426%
Class C
06/30/2005 - 03/31/2006	0.00	(0.41)	10.26	6.75	5,726	1.90	*	2.64	*	426

International StocksPLUS® TR Strategy Fund

Class A
03/31/2006	$0.00	$(1.40)	$12.33	32.93%	$19,522	1.28	%(j)	3.11%		682%
03/31/2005	(0.15)	(1.53)	10.39	9.70	2,643	1.35		0.91		666
10/30/2003 - 03/31/2004	0.00	(0.26)	10.76	10.31	229	1.35	*(g)	5.91	*	41

Class B
03/31/2006	0.00	(1.34)	12.21	31.97	14,053	2.03	(j)	2.34		682
03/31/2005	(0.15)	(1.50)	10.33	8.83	1,952	2.10		0.29		666
10/30/2003 - 03/31/2004	0.00	(0.23)	10.76	10.00	79	2.10	*(h)	7.07	*	41

Class C
03/31/2006	0.00	(1.34)	12.22	32.02	12,639	2.03	(j)	2.33		682
03/31/2005	(0.15)	(1.49)	10.33	8.92	2,397	2.10		0.04		666
10/30/2003 - 03/31/2004	0.00	(0.25)	10.74	9.99	832	2.10	*(i)	8.06	*	41

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.
(j)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.45%.
(k)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.40%.
(l)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(m)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  45

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
RealEstateRealReturn Strategy Fund

Class A
03/31/2006	$9.26	$0.40	$2.58	$2.98	$(3.02)	$(0.10)
03/31/2005	11.95	0.26	1.29	1.55	(3.95)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00

Class B
03/31/2006	9.20	0.33	2.54	2.87	(2.95)	(0.10)
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00

Class C
03/31/2006	9.20	0.32	2.55	2.87	(2.95)	(0.10)
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00

StocksPLUS® Fund

Class A
03/31/2006	$9.48	$0.29	$0.60	$0.89	$(0.23)	$0.00
03/31/2005	9.47	0.10	0.40	0.50	(0.49)	0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00
03/31/2003	9.97	0.18	(2.45)	(2.27)	(0.12)	0.00
03/31/2002	10.10	0.38	(0.29)	0.09	(0.22)	0.00

Class B
03/31/2006	9.27	0.20	0.61	0.81	(0.18)	0.00
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00
03/31/2003	9.83	0.12	(2.41)	(2.29)	(0.10)	0.00
03/31/2002	9.98	0.31	(0.29)	0.02	(0.17)	0.00

Class C
03/31/2006	9.35	0.23	0.60	0.83	(0.20)	0.00
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00
03/31/2003	9.88	0.14	(2.42)	(2.28)	(0.11)	0.00
03/31/2002	10.03	0.33	(0.29)	0.04	(0.19)	0.00

StocksPLUS® Total Return Fund

Class A
03/31/2006	$12.40	$0.41	$0.77	$1.18	$(0.63)	$(1.21)
03/31/2005	12.16	0.11	0.66	0.77	(0.11)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)

Class B
03/31/2006	12.26	0.31	0.78	1.09	(0.55)	(1.21)
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)

Class C
03/31/2006	12.27	0.31	0.77	1.08	(0.54)	(1.21)
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)

46  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
RealEstateRealReturn Strategy Fund

Class A
03/31/2006	$0.00	$(3.12)	$9.12	35.66%	$39,523	1.21	%(j)	3.95%		337%
03/31/2005	(0.07)	(4.24)	9.26	10.22	21,648	1.24		2.40		510
10/30/2003 - 03/31/2004	0.00	(0.84)	11.95	29.25	9,791	1.24	*(f)	35.36	*	158

Class B
03/31/2006	0.00	(3.05)	9.02	34.49	12,290	1.97	(j)	3.23		337
03/31/2005	(0.07)	(4.19)	9.20	9.29	7,407	1.99		1.50		510
10/30/2003 - 03/31/2004	0.00	(0.82)	11.94	28.97	3,280	1.99	*(c)	37.52	*	158

Class C
03/31/2006	0.00	(3.05)	9.02	34.50	23,781	1.96	(j)	3.19		337
03/31/2005	(0.07)	(4.19)	9.20	9.33	14,311	1.99		1.61		510
10/30/2003 - 03/31/2004	0.00	(0.83)	11.93	28.90	6,193	1.99	*(g)	33.81	*	158

StocksPLUS® Fund

Class A
03/31/2006	$0.00	$(0.23)	$10.14	9.50%	$139,925	1.03	%(l)	2.93%		239%
03/31/2005	0.00	(0.49)	9.48	5.39	144,810	1.05		1.05		371
03/31/2004	0.00	(0.70)	9.47	34.40	125,955	1.05		0.67		287
03/31/2003	0.00	(0.12)	7.58	(22.82)	78,753	1.05		2.19		282
03/31/2002	0.00	(0.22)	9.97	0.86	107,085	1.06	(d)	3.79		455

Class B
03/31/2006	0.00	(0.18)	9.90	8.75	59,698	1.78	(l)	2.11		239
03/31/2005	0.00	(0.42)	9.27	4.46	101,416	1.80		0.23		371
03/31/2004	0.00	(0.63)	9.28	33.43	142,897	1.80		(0.08)		287
03/31/2003	0.00	(0.10)	7.44	(23.32)	116,047	1.80		1.50		282
03/31/2002	0.00	(0.17)	9.83	0.13	200,010	1.81	(e)	3.12		455

Class C
03/31/2006	0.00	(0.20)	9.98	8.90	109,035	1.53	(l)	2.41		239
03/31/2005	0.00	(0.44)	9.35	4.82	133,950	1.55		0.51		371
03/31/2004	0.00	(0.65)	9.35	33.78	152,375	1.55		0.18		287
03/31/2003	0.00	(0.11)	7.49	(23.14)	116,803	1.55		1.73		282
03/31/2002	0.00	(0.19)	9.88	0.31	187,100	1.56	(b)	3.33		455

StocksPLUS® Total Return Fund

Class A
03/31/2006	$0.00	$(1.84)	$11.74	9.74%	$41,234	1.17	%(k)	3.28%		322%
03/31/2005	0.00	(0.53)	12.40	6.24	40,704	1.19	(h)	0.89		414
07/31/2003 - 03/31/2004	0.00	(0.42)	12.16	17.28	29,621	1.19	*(h)	0.20	*	282

Class B
03/31/2006	0.00	(1.76)	11.59	9.05	19,425	1.92	(k)	2.54		322
03/31/2005	0.00	(0.48)	12.26	5.42	15,881	1.94	(i)	0.16		414
07/31/2003 - 03/31/2004	0.00	(0.40)	12.07	16.28	10,505	1.92	*(m)	(0.54	)*	282

Class C
03/31/2006	0.00	(1.75)	11.60	8.98	26,952	1.92	(k)	2.49		322
03/31/2005	0.00	(0.48)	12.27	5.41	29,975	1.94	(i)	0.16		414
07/31/2003 - 03/31/2004	0.00	(0.40)	12.08	16.40	23,048	1.92	*(m)	(0.54	)*	282

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.55%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.80%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.
(j)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.45%.
(k)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.40%.
(l)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05%, to 0.35%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  47

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund®	Fundamental IndexPLUS TR Fund	International StocksPLUS® TR Strategy Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund
Assets:
Investments, at value	$0	$0	$16,208,251	$688,209	$888,789	$587,983	$1,106,326	$267,384
Investments in Affiliates, at value	11,350,823	893,257	0	0	0	0	0	0
Cash	0	1	40	0	52	12	412	228
Foreign currency, at value	0	0	4,416	783	44	1,270	327	253
Receivable for investments sold	0	0	1,427,415	123,790	142,005	5,783	85,665	5,253
Receivable for investments in Affiliates sold	44,794	0	0	0	0	0	0	0
Receivable for investments sold on delayed-delivery basis	0	0	232,870	0	876	18,366	0	0
Receivable for Fund shares sold	103,248	9,312	57,706	1,431	1,381	627	1,996	155
Interest and dividends receivable	0	0	98,964	1,169	2,460	4,182	4,146	1,005
Interest and dividends receivable from Affiliates	32,634	1,781	0	0	0	0	0	0
Variation margin receivable	0	0	980	40	81	31	6,481	56
Manager reimbursement receivable	0	0	0	25	0	0	0	0
Swap premiums paid	0	0	16,616	8	602	685	17	112
Unrealized appreciation on forward foreign currency contracts	0	0	1,223	6	2,480	50	713	18
Unrealized appreciation on swap agreements	0	0	268,081	6,313	22,156	22,709	937	61
Other assets	0	77	0	0	10	0	0	0

	11,531,499	904,428	18,316,562	821,774	1,060,936	641,698	1,207,020	274,525

Liabilities:
Payable for investments purchased	$0	$0	$2,546,426	$295,640	$388,705	$25,581	$60,862	$31,766
Payable for investments in Affiliates purchased	96,582	2,544	0	0	0	0	0	0
Payable for investments purchased on delayed-delivery basis	0	0	3,574,060	0	59,702	141,052	0	0
Payable for short sales	0	0	185,815	0	2,777	8,016	0	0
Written options outstanding	0	0	1,943	893	213	85	5,187	565
Payable for Fund shares redeemed	31,270	2,982	61,437	106	780	311	76,338	549
Payable for line of credit	0	160,555	0	0	0	0	0	0
Accrued investment advisory fee	2,043	165	5,209	230	294	207	377	106
Accrued administration fee	1,791	143	3,920	122	167	122	314	67
Accrued distribution fee	1,284	78	1,316	4	17	24	116	32
Accrued servicing fee	915	79	1,263	8	11	21	75	21
Variation margin payable	0	0	0	4	7	0	9,798	763
Recoupment payable to Manager	55	19	0	0	8	8	0	0
Swap premiums received	0	0	8,695	178	945	940	541	93
Unrealized depreciation on forward foreign currency contracts	0	0	1,213	223	575	10	387	37
Unrealized depreciation on swap agreements	0	0	101,837	570	1,831	325	1,008	358
Unrealized depreciation on forward volatility options	0	0	0	1	0	0	2	0
Other liabilities	0	0	1,964	0	0	0	0	0

	133,940	166,565	6,495,098	297,979	456,032	176,702	155,005	34,357

Net Assets	$11,397,559	$737,863	$11,821,464	$523,795	$604,904	$464,996	$1,052,015	$240,168

Net Assets Consist of:
Paid in capital	$11,500,340	$755,056	$12,278,564	$516,907	$578,791	$425,650	$1,205,562	$229,373
Undistributed (overdistributed) net investment income	27,104	567	(157,815)	10,257	11,804	42,543	25,522	4,717
Accumulated undistributed net realized gain (loss)	4,335	(485)	(150,817)	(3,917)	(2,820)	(9,808)	(184,988)	9,391
Net unrealized appreciation (depreciation)	(134,220)	(17,275)	(148,468)	548	17,129	6,611	5,919	(3,313)

	$11,397,559	$737,863	$11,821,464	$523,795	$604,904	$464,996	$1,052,015	$240,168

Net Assets:
Class A	$1,716,654	$227,564	$2,430,814	$24,117	$19,522	$39,523	$139,925	$41,234
Class B	312,732	0	302,114	0	14,053	12,290	59,698	19,425
Class C	1,549,370	125,977	1,452,885	5,726	12,639	23,781	109,035	26,952
Other Classes	7,818,803	384,322	7,635,651	493,952	558,690	389,402	743,357	152,557
Shares Issued and Outstanding:
Class A	136,644	21,451	174,508	2,348	1,583	4,335	13,805	3,512
Class B	25,024	0	21,873	0	1,151	1,362	6,031	1,676
Class C	124,122	11,909	105,330	558	1,034	2,636	10,922	2,323
Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$12.56	$10.61	$13.93	$10.27	$12.33	$9.12	$10.14	$11.74
Class B	12.49	0.00	13.81	0.00	12.21	9.02	9.90	11.59
Class C	12.48	10.58	13.79	10.26	12.22	9.02	9.98	11.60

Cost of Investments Owned	$0	$0	$16,513,044	$690,748	$892,704	$603,867	$1,106,860	$271,101

Cost of Investments in Affiliates Owned	$11,485,042	$910,533	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$4,417	$782	$44	$1,270	$328	$252

Proceeds Received on Short Sales	$0	$0	$183,965	$0	$2,781	$7,913	$0	$0

Premiums Received on Written Options	$0	$0	$1,431	$970	$419	$66	$3,945	$673

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

48  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	All Asset Fund	All Asset All Authority Fund(1)	Commodity- RealReturn Strategy Fund®	Fundamental IndexPLUS TR Fund(2)	International StocksPLUS® TR Strategy Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund
Investment Income:
Interest	$737	$259	$522,457	$11,486	$9,969	$33,672	$46,606	$12,190
Dividends	0	0	0	0	139	0	576	76
Dividends from Affiliate investments	622,576	33,283	0	0	0	0	0	0
Miscellaneous income	78	8	23	0	0	14	18	5

Total Income	623,391	33,550	522,480	11,486	10,108	33,686	47,200	12,271

Expenses:
Investment advisory fees	17,548	973	52,271	1,306	1,280	2,976	4,491	1,392
Administration fees	16,461	617	40,255	685	744	1,693	3,542	869
Distribution fees – Class B	2,047	0	2,360	0	48	82	599	132
Distribution fees – Class C	9,337	272	10,790	14	51	158	628	219
Servicing fees – Class A	3,465	200	5,779	20	24	82	358	105
Servicing fees – Class B	682	0	787	0	16	27	200	44
Servicing fees – Class C	3,113	91	3,597	5	17	53	314	73
Distribution and/or servicing fees – Other Classes	1,053	10	4,026	6	7	34	329	6
Trustees’ fees	0	0	25	1	1	1	3	1
Organization costs	0	0	0	25	0	0	0	0
Interest expense	0	4,934	0	4	4	0	0	0
Miscellaneous expense	0	19	7	0	8	9	2	1

Total Expenses	53,706	7,116	119,897	2,066	2,200	5,116	10,466	2,842
Reimbursement by Manager	(252)	0	0	(25)	0	0	0	0

Net Expenses	53,454	7,116	119,897	2,041	2,200	5,116	10,466	2,842

Net Investment Income	569,937	26,434	402,583	9,445	7,908	28,570	36,734	9,429

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(137,751)	(1,276)	(1,507)	(3,293)	(6,162)	2,176
Net realized gain on Affiliate investments	34,875	912	0	0	0	0	0	0
Net capital gain distributions received from
Underlying Funds	22,369	1,191	0	0	0	0	0	0
Net realized gain on futures contracts, options and swaps	0	0	199,275	18,808	22,492	159,553	42,161	4,615
Net realized gain (loss) on foreign currency transactions	0	0	(10,256)	(40)	16,462	(357)	92	(52)
Net change in unrealized (depreciation) on investments	0	0	(367,952)	(2,809)	(3,645)	(22,296)	(6,860)	(3,274)
Net change in unrealized (depreciation) on
Affiliate investments	(194,139)	(17,007)	0	0	0	0	0	0
Net change in unrealized appreciation on futures contracts, options and swaps	0	0	90,823	3,303	24,778	27,518	40,720	12,325
Net change in unrealized appreciation
(depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	4,308	54	(3,026)	101	(797)	(218)

Net Gain (Loss)	(136,895)	(14,904)	(221,553)	18,040	55,554	161,226	69,154	15,572

Net Increase in Net Assets Resulting from Operations	$433,042	$11,530	$181,030	$27,485	$63,462	$189,796	$105,888	$25,001

(1)	Period from July 29, 2005 to March 31, 2006.
(2)	Period from June 30, 2005 to March 31, 2006.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  49

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		CommodityRealReturn Strategy Fund®
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$569,937	$239,263	$26,434	$6,361	$402,583	$141,892
Net realized gain	0	0	0	0	51,268	676,244
Net realized gain (loss) on Affiliate investments	34,875	(5,021)	912	(1,884)	0	0
Net capital gain distributions received from Underlying Funds	22,369	14,957	1,191	358	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(272,821)	(67,421)
Net change in unrealized depreciation on Affiliate investments	(194,139)	(22,432)	(17,007)	(1,768)	0	0

Net increase resulting from operations	433,042	226,767	11,530	3,067	181,030	750,715

Distributions to Shareholders:
From net investment income
Class A	(82,833)	(36,717)	(6,814)	0	(283,146)	(70,604)
Class B	(14,255)	(7,698)	0	0	(35,494)	(10,209)
Class C	(67,174)	(28,161)	(2,644)	0	(165,902)	(43,492)
Other Classes	(383,150)	(171,685)	(16,683)	(6,499)	(827,812)	(191,692)
From net realized capital gains
Class A	(7,653)	(3,304)	(249)	0	(11,318)	(16,131)
Class B	(1,500)	(793)	0	0	(1,495)	(2,770)
Class C	(7,128)	(2,854)	(98)	0	(6,957)	(11,573)
Other Classes	(32,321)	(14,001)	(503)	(100)	(32,720)	(41,928)
Tax basis return of capital
Class A	0	0	0	0	(121,020)	0
Class B	0	0	0	0	(16,467)	0
Class C	0	0	0	0	(75,314)	0
Other Classes	0	0	0	0	(345,770)	0

Total Distributions	(596,014)	(265,213)	(26,991)	(6,599)	(1,923,415)	(388,399)

Fund Share Transactions:
Receipts for shares sold
Class A	1,146,903	663,198	254,179	0	1,614,137	1,274,048
Class B	161,627	117,929	0	0	109,844	164,907
Class C	935,498	533,763	131,537	0	672,488	691,706
Other Classes	4,348,575	2,862,568	317,175	126,965	5,318,885	3,595,566
Issued as reinvestment of distributions
Class A	63,703	28,909	3,732	0	282,376	63,783
Class B	11,860	6,597	0	0	38,939	9,556
Class C	51,037	21,694	1,671	0	169,055	39,167
Other Classes	373,832	164,806	14,283	6,053	950,814	192,377
Cost of shares redeemed
Class A	(377,184)	(109,783)	(23,265)	0	(957,513)	(475,069)
Class B	(51,429)	(15,283)	0	0	(82,805)	(46,278)
Class C	(188,637)	(61,481)	(3,934)	0	(400,657)	(221,680)
Other Classes	(626,016)	(306,973)	(97,092)	(33,308)	(2,250,150)	(1,661,091)
Net increase (decrease) resulting from Fund share transactions	5,849,769	3,905,944	598,286	99,710	5,465,413	3,626,992
Fund Redemption Fee	297	136	18	0	646	432

Total Increase (Decrease) in Net Assets	5,687,094	3,867,634	582,843	96,718	3,723,674	3,989,740

Net Assets:
Beginning of period	5,710,465	1,842,831	155,020	58,842	8,097,790	4,108,050

End of period*	$11,397,559	$5,710,465	$737,863	$155,020	$11,821,464	$8,097,790

* Including undistributed (overdistributed) net investment income of:	$27,104	$5,587	$567	$273	$(157,815)	$624,293

50  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Fundamental IndexPLUS TR Fund	International StocksPLUS® TR Strategy Fund		RealEstateRealReturn Strategy Fund		StocksPLUS® Fund		StocksPLUS® Total Return Fund
Amounts in thousands	Period from June 30, 2005 to March 31, 2006	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$9,445	$7,908	$2,174	$28,570	$11,032	$36,734	$20,036	$9,429	$5,542
Net realized gain	17,492	37,447	17,945	155,903	44,803	36,091	99,417	6,739	32,536
Net realized gain (loss) on Affiliate investments	0	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	548	18,107	(1,295)	5,323	(18,614)	33,063	(9,989)	8,833	(8,311)
Net change in unrealized depreciation on Affiliate investments	0	0	0	0	0	0	0	0	0

Net increase resulting from operations	27,485	63,462	18,824	189,796	37,221	105,888	109,464	25,001	29,767

Distributions to Shareholders:
From net investment income
Class A	(755)	(1,605)	(185)	(9,836)	(7,395)	(3,309)	(7,147)	(2,253)	(338)
Class B	0	(1,033)	(58)	(3,027)	(2,515)	(1,270)	(5,363)	(844)	(72)
Class C	(160)	(1,067)	(145)	(6,139)	(4,356)	(2,346)	(6,711)	(1,319)	(140)
Other Classes	(19,680)	(29,819)	(17,288)	(130,988)	(42,260)	(21,462)	(68,911)	(8,758)	(5,258)
From net realized capital gains
Class A	0	0	(61)	(329)	(399)	0	0	(4,196)	(1,167)
Class B	0	0	(17)	(104)	(138)	0	0	(1,749)	(492)
Class C	0	0	(57)	(210)	(242)	0	0	(2,788)	(955)
Other Classes	0	0	(6,045)	(4,356)	(3,080)	0	0	(12,468)	(15,585)
Tax basis return of capital
Class A	0	0	(20)	0	(114)	0	0	0	0
Class B	0	0	(8)	0	(37)	0	0	0	0
Class C	0	0	(22)	0	(72)	0	0	0	0
Other Classes	0	0	(2,360)	0	(18,979)	0	0	0	0

Total Distributions	(20,595)	(33,524)	(26,266)	(154,989)	(79,587)	(28,387)	(88,132)	(34,375)	(24,007)

Fund Share Transactions:
Receipts for shares sold
Class A	24,527	17,431	2,726	26,378	25,084	58,765	63,112	28,527	18,361
Class B	0	12,416	1,947	8,331	7,882	2,283	6,913	7,675	7,571
Class C	5,865	11,267	1,716	13,351	14,789	19,624	15,436	7,251	15,489
Other Classes	470,197	413,868	228,924	325,176	470,302	409,350	703,406	85,893	464,628
Issued as reinvestment of distributions
Class A	274	1,267	254	8,148	6,923	2,492	5,475	4,708	987
Class B	0	696	70	2,655	2,203	1,004	4,182	2,099	444
Class C	113	757	202	5,197	3,743	2,034	5,861	3,050	730
Other Classes	19,499	29,811	25,690	130,523	62,652	19,777	66,777	21,105	20,844
Cost of shares redeemed
Class A	(1,084)	(3,063)	(470)	(15,618)	(14,418)	(75,519)	(49,740)	(30,169)	(8,689)
Class B	0	(1,838)	(105)	(5,780)	(3,907)	(50,193)	(52,426)	(5,094)	(2,805)
Class C	(316)	(2,661)	(288)	(8,284)	(6,829)	(55,133)	(39,554)	(11,725)	(9,480)
Other Classes	(2,173)	(115,831)	(61,069)	(523,562)	(368,709)	(747,068)	(1,019,222)	(306,647)	(355,301)
Net increase (decrease) resulting from Fund share transactions	516,902	364,120	199,597	(33,485)	199,715	(412,584)	(289,780)	(193,327)	152,779
Fund Redemption Fee	3	18	3	29	28	55	8	7	3

Total Increase (Decrease) in Net Assets	523,795	394,076	192,158	1,351	157,377	(335,028)	(268,440)	(202,694)	158,542

Net Assets:
Beginning of period	0	210,828	18,670	463,645	306,268	1,387,043	1,655,483	442,862	284,320

End of period*	$523,795	$604,904	$210,828	$464,996	$463,645	$1,052,015	$1,387,043	$240,168	$442,862

* Including undistributed (overdistributed) net investment income of:	$10,257	$11,804	$(1,589)	$42,543	$6,595	$25,522	$8,412	$4,717	$10,418

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  51

Statement of Cash Flows

Year Ended March 31, 2006

Amounts in thousands	All Asset All Authority Fund
Increase (Decrease) in Cash from:

Financing Activities:
Sales of Fund shares	$694,125
Redemptions of Fund shares	(121,374)
Distributions paid	(7,305)
Proceeds from financing transactions	117,347

Net increase from financing activities	682,793

Operating Activities:
Purchases of long-term securities	(1,011,868)
Proceeds from sales of long-term securities	303,373
Purchases of short-term securities (net)	(763)
Net investment income	26,434
Change in other receivables/payables (net)	(373)

Net (decrease) from operating activities	(683,197)

Net (Decrease) in Cash	(404)

Cash:
Beginning of period	405

End of period	$1

52  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C (the “Retail Classes”) of eight funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

03.31.06  |  PIMCO Funds Annual Report  53

Notes to Financial Statements (Cont.)

March 31, 2006

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may gain exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the CRRS Fund derive at least 90 percent of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”).

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the CRRS Fund invests to not be considered Qualifying Income after June 30, 2006. The Revenue Ruling would limit the extent to which the CRRS Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income, including any other items not considered Qualifying Income.

The Revenue Ruling has no immediate impact on the current operations of the CRRS Fund and will not affect the ability of the CRRS Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the CRRS Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the CRRS Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the CRRS Fund’s investment return.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund with investments as described in the proceeding paragraph, the All Asset and All Authority Funds would be subject to the risk of diminished investment returns if the CRRS Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of the All Asset and All Asset All Authority Funds’ investments, any failure of the CRRS Fund to qualify as a regulated investment company could jeopardize the All Asset and All Asset All Authority Funds’ own qualification, if it thereby failed to satisfy the asset diversification requirement.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

54  PIMCO Funds Annual Report  |  03.31.06

Non-U.S. currency symbols utilized throughout report are defined as follows:

A$	–	Australian Dollar	N$	–	New Zealand Dollar
BP	–	British Pound	NK	–	Norwegian Krone
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
CY	–	Chinese Yuan Renminbi	RR	–	Russian Ruble
DK	–	Danish Krone	S$	–	Singapore Dollar
EC	–	Euro	SF	–	Swiss Franc
H$	–	Hong Kong Dollar	SK	–	Swedish Krona
JY	–	Japanese Yen	SR	–	South African Rand
KW	–	South Korean Won	SV	–	Slovakian Koruna
MP	–	Mexican Peso	T$	–	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

03.31.06  |  PIMCO Funds Annual Report  55

Notes to Financial Statements (Cont.)

March 31, 2006

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an

56  PIMCO Funds Annual Report  |  03.31.06

active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Commodities Linked/Structured Notes. Certain Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At March 31, 2006, the value of these securities comprised 11.2% of the CommodityRealReturn Strategy Fund®’s net assets and resulted in unrealized depreciation of $714,111.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes (%)		Institutional (%)	Administrative (%)	A, B, and C Classes (%)		Class D (%)		Class R (%)
All Asset Fund	0.20	(1)	0.05	0.05	0.40	(3)	0.40	(3)	0.45
All Asset All Authority Fund	0.25	(2)	0.05	N/A	0.40	(3)	0.40	(3)	N/A
CommodityRealReturn Strategy Fund®	0.49		0.25	0.25	0.50		0.50		N/A
Fundamental IndexPLUS TR Fund	0.54	(6)	0.25	0.25	0.40		0.40		N/A
International StocksPLUS® TR Strategy Fund	0.55		0.30	N/A	0.45	(4)	0.45	(4)	N/A
RealEstateRealReturn Strategy Fund	0.49		0.25	N/A	0.45	(5)	0.45	(5)	N/A
StocksPLUS® Fund	0.35	(7)	0.25	0.25	0.40		0.40		0.40
StocksPLUS® Total Return Fund	0.49		0.25	N/A	0.40	(3)	0.40	(3)	N/A

(1)	PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60% of the total assets invested in Underlying Funds.
(2)	PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

03.31.06  |  PIMCO Funds Annual Report  57

Notes to Financial Statements (Cont.)

March 31, 2006

(3)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.40%.
(4)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.45%.
(5)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(6)	PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.
(7)	Effective October 1, 2005, the investment advisory fee was reduced by 0.05% to an annual rate of 0.35%.

Redemption Fees. Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days or 60 days, after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $7,315,124 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority and Fundamental IndexPLUS TR Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin. Class	Class A	Class B	Class C	Class D
All Asset
All Authority Fund	0.99%	—	—	—	—	—
Fundamental IndexPLUS TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006
All Asset All Authority Fund	$55	$0	$0
Fundamental IndexPLUS TR Fund	N/A	N/A	25

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

58  PIMCO Funds Annual Report  |  03.31.06

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$10,689,036	$4,858,570
All Asset All Authority Fund	0	0	1,011,455	302,182
CommodityRealReturn Strategy Fund®	39,960,051	33,997,626	1,995,337	487,228
Fundamental IndexPLUS TR Fund	1,222,427	945,083	187,650	17,175
International StocksPLUS® TR Strategy Fund	2,317,098	1,901,613	192,825	38,155
RealEstateRealReturn Strategy Fund	2,236,936	2,166,993	29,099	26,132
StocksPLUS® Fund	1,123,373	1,069,922	404,405	346,859
StocksPLUS® Total Return Fund	644,908	665,234	50,306	70,123

5. Line of Credit

On October 31, 2003, the All Asset All Authority Fund (the “AAAA Fund’) entered into a revolving credit agreement with Citibank N.A. Under this agreement, there is a maximum available commitment amount equal to $100 million. The initial available commitment amount is $5 million, and may be increased upon written request in amounts at least equal to $5 million. Borrowings under this agreement bear interest at a specified spread above the daily Federal Funds Rate, plus a commitment fee on the average daily unused balance of the available commitment. The daily unused balance refers to the available commitment then in effect minus the outstanding principal amount of advances. On November 21, 2005, the Fund terminated the revolving credit agreement with Citibank N.A. As of November 21, 2005, the AAAA Fund was paying interest at 4.75%. Interest and commitment fees paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund incurred interest expense and commitment fees in the amount of $2,403,844 and $7,753, respectively.

On November 21, 2005, the AAAA Fund entered into a revolving credit agreement with Citicorp North America, Inc., (“CNAI”). Under this agreement, there is a maximum available commitment amount equal to $175 million as of March 31, 2006. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2006 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of March 31, 2006, the AAAA Fund was paying interest at 5.16%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the CNAI revolving credit agreement for the fiscal year ended March 31, 2006 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of March 31, 2006
$ 135,450	$160,305	$2,417	$59	$175,000

6. Risk Factors of the All Asset and All Asset All Authority Funds

Investing in the Underlying Funds through the All Asset and All Asset All Authority Funds (the “Fund of Funds”) involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Fund of Funds wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund of Funds may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of thedUnderlying Funds may invest in restricted securities, instrumentsdissued by trusts, partnerships or other issuers, including pass-through certificated representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including future contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks. Accordingly, the Fund of Funds’ investment performance depends upon the ability of the Underlying Funds to achieve their objective. There can be no assurance that the investment objectives of any Underlying Funds will be achieved.

The officers and trustees of the Trust also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Fund of Funds and the Underlying Funds.

03.31.06  |  PIMCO Funds Annual Report  59

Notes to Financial Statements (Cont.)

March 31, 2006

7. Transactions in Written Call and Put Options

Transactions in Written call and put options were as follows (amounts in thousands, excepts number of contracts)

	CommodityRealReturn Strategy Fund®			Fundamental IndexPLUS TR Fund				International StocksPLUS ® TR Strategy Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	6,564	$0	$1,497	0	$0	BP 0	$0	243	$0	$92
Sales	35,309	315,600	9,330	2,111	56,600	5,600	1,293	466	63,400	509
Closing Buys	0	0	0	0	0	0	0	(43)	0	(16)
Expirations	(39,788)	(315,600)	(9,396)	(1,231)	(3,200)	0	(308)	(619)	(3,400)	(153)
Exercised	0	0	0	(89)	0	0	(15)	(47)	0	(13)

Balance at 03/31/2006	2,085	$0	$1,431	791	$53,400	BP 5,600	$970	0	$60,000	$419

	RealEstateRealReturn Strategy Fund			StocksPLUS® Fund				StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP	Premium
Balance at 03/31/2005	360	$0	$80	1,213	$0	BP 0	$511	755	$0	BP 0	$367
Sales	1,932	22,000	494	14,032	154,500	6,200	6,602	1,532	43,400	5,700	971
Closing Buys	(953)	0	(197)	(434)	0	0	(120)	(263)	0	0	(149)
Expirations	(947)	(22,000)	(219)	(8,803)	(8,500)	0	(2,422)	(1,526)	(1,600)	0	(505)
Exercised	(292)	0	(92)	(2,313)	0	0	(626)	(44)	0	0	(11)

Balance at 03/31/2006	100	$0	$66	3,695	$146,000	BP 6,200	$3,945	454	$41,800	BP 5,700	$673

8. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2006 (amounts in thousands):

All Asset Fund

Underlying PIMS Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$397,398	$504,286	$419,617	$(15,769)	$449,421	$65,402	$21,811
Convertible Fund	42,311	1,167	2,000	2,290	43,808	1,167	(82)
Developing Local Markets Fund	0	847,731	0	19,515	867,245	12,582	694
Emerging Markets Bond Fund	694,638	804,312	463,938	46,437	1,078,320	85,516	8,112
European Convertible Fund	108,410	3,663	108,621	0	0	1,942	11
Floating Income Fund	528,457	551,769	434,999	11,939	661,737	38,365	1,935
Foreign Bond (Unhedged) Fund	379,767	174,926	266,299	(16,139)	262,654	8,871	(12,212)
Fundamental IndexPLUS Fund	0	45,429	0	1,525	46,954	2,785	0
Fundamental IndexPLUS TR Fund	0	392,858	0	6,082	398,940	16,443	0
GNMA Fund	373,471	35,707	308,886	(888)	100,589	7,382	(1,333)
High Yield Fund	374,592	581,810	226,458	10,819	732,740	53,545	(4,944)
International StocksPLUS® TR Strategy Fund	195,837	410,665	107,924	24,915	523,531	26,857	(4,321)
Long-Term U.S. Government Fund	104,911	1,280,104	253,385	(62,072)	1,069,512	29,886	(2,091)
Low Duration Fund	11,060	507,548	344,545	(1,465)	170,073	5,386	(2,586)
Real Return Asset Fund	494,686	1,688,821	194,289	(82,511)	1,893,771	63,602	8,483
Real Return Fund	469,751	1,218,137	114,035	(60,728)	1,510,616	51,488	8,487
RealEstateRealReturn Strategy Fund	343,912	345,686	458,372	6,252	268,280	100,992	18,552
Short-Term Fund	0	457,938	447,098	0	10,608	1,457	(232)
StocksPLUS® Fund	225,358	78,474	295,122	762	7,495	637	3,376
StocksPLUS® Total Return Fund	255,480	8,407	209,805	5,077	52,774	5,895	14,339
Total Return Fund	288,184	716,767	81,682	(23,729)	902,239	29,986	(108)
Total Return Mortgage Fund	372,893	32,831	121,495	(6,531)	281,012	12,390	(647)

Totals	$5,661,116	$10,689,036	$4,858,570	$(134,219)	$11,332,319	$622,576	$57,244

60  PIMCO Funds Annual Report  |  03.31.06

All Asset All Authority Fund

Underlying PIMS Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$7,554	$31,838	$19,245	$(656)	$19,860	$1,637	$1,108
Convertible Fund	3,440	12	2,980	36	453	12	(71)
Developing Local Markets Fund	0	82,884	3,024	1,657	81,498	1,076	48
Emerging Markets Bond Fund	19,634	73,497	32,530	1,284	61,748	3,497	82
European Convertible Fund	2,241	19	2,228	0	0	19	(18)
European StocksPLUS® TR Strategy Fund	666	0	666	0	0	0	(1)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	4,962	25,072	4,360	105	25,736	1,140	7
Floating Income Fund	24,908	83,776	74,936	443	34,360	1,810	46
Foreign Bond (Unhedged) Fund	14,475	11,044	14,948	(489)	9,564	343	(578)
Fundamental IndexPLUS Fund	0	0	0	0	0	0	0
Fundamental IndexPLUS TR Fund	0	47,584	0	11	47,595	1,928	0
Global Bond Fund (Unhedged)	Fund 0	233	0	(10)	223	5	0
GNMA Fund	12,234	730	12,709	(1)	303	130	(15)
High Yield Fund	13,659	36,604	26,154	349	24,056	2,092	(511)
International StocksPLUS® TR Strategy Fund	0	0	0	0	0	0	0
Japanese StocksPLUS® TR Strategy Fund	5,681	45,191	3,518	1,569	48,930	4,378	(64)
Long-Term U.S. Government Fund	4,321	85,035	15,178	(3,910)	70,131	1,848	(233)
Low Duration Fund	1	0	0	0	1	0	0
Real Return Asset Fund	22,902	147,615	16,091	(6,462)	147,956	3,542	680
Real Return Fund	20,628	110,921	9,925	(4,134)	117,506	2,750	604
RealEstateRealReturn Strategy Fund	17,013	18,297	25,117	119	12,838	3,494	1,717
Short-Term Fund	0	0	0	0	0	0	0
StocksPLUS® Fund	0	0	0	0	0	0	0
StocksPLUS® Total Return Fund	2,833	0	2,826	0	1	0	111
StocksPLUS® TR Short Strategy Fund	0	137,826	7,145	(5,634)	124,720	1,211	(324)
Total Return Fund	10,331	70,212	14,262	(1,544)	64,499	2,057	(337)
Total Return Mortgage Fund	11,834	3,065	14,340	(9)	516	314	(148)

Totals	$199,317	$1,011,455	$302,182	$(17,276)	$892,494	$33,283	$2,103

9. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
All Asset Fund	$27,837	$34,627	$(165,236)	$(9)	$0	$0
All Asset All Authority Fund	608	1,264	(19,065)	0	0	0
CommodityRealReturn Strategy Fund®	0	0	(403,344)	(5,903)	0	(47,853)
Fundamental IndexPLUS TR Fund	16,340	0	(2,673)	(58)	(2,291)	(4,430)
International StocksPLUS® TR Strategy Fund	34,980	0	(6,027)	0	(1,108)	(1,732)
RealEstateRealReturn Strategy Fund	64,124	93	(20,776)	(78)	0	(4,017)
StocksPLUS® Fund	28,213	0	1,054	(3,021)	(179,793)	0
StocksPLUS® Total Return Fund	6,726	7,617	(3,542)	(6)	0	0

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown on the following page.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

03.31.06  |  PIMCO Funds Annual Report  61

Notes to Financial Statements (Cont.)

March 31, 2006

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2010	2011	2014
Fundamental IndexPLUS TR Fund	$0	$0	$2,291
International StocksPLUS® TR Strategy Fund	0	0	1,108
StocksPLUS® Fund	29,305	150,488	0

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$11,516,058	$135,615	$(300,850)	$(165,235)
All Asset All Authority Fund	912,323	5,573	(24,639)	(19,066)
CommodityRealReturn Strategy Fund®	16,637,045	31,819	(460,613)	(428,794)
Fundamental IndexPLUS TR Fund	690,748	454	(2,993)	(2,539)
International StocksPLUS® TR Strategy Fund	894,058	1,446	(6,715)	(5,269)
RealEstateRealReturn Strategy Fund	609,742	287	(22,046)	(21,759)
StocksPLUS® Fund	1,106,928	5,979	(6,581)	(602)
StocksPLUS® Total Return Fund	271,112	686	(4,414)	(3,728)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006				March 31, 2005
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions		Return of Capital(7)	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
All Asset Fund	$553,416	$42,598		$0	$253,011	$12,202	$0
All Asset All Authority Fund	26,141	850		0	6,527	72	0
CommodityRealReturn Strategy Fund®	1,352,226	12,617	(8)	558,572	385,498	2,901	0
Fundamental IndexPLUS TR Fund	20,595	0		0	N/A	N/A	N/A
International StocksPLUS TR Strategy Fund	33,524	0		0	21,356	2,500	2,410
RealEstateRealReturn Strategy Fund	152,489	2,500		0	60,386	0	19,201
StocksPLUS® Fund	28,387	0		0	88,132	0	0
StocksPLUS® Total Return Fund	23,173	11,202		0	13,707	10,300	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.
(8)	This amount was reported as a dividend pursuant to information reporting rules of the Internal Revenue Code.

62  PIMCO Funds Annual Report  |  03.31.06

10. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				CommodityRealReturn Strategy Fund®
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	88,912	$1,146,903	52,426	$663,198	23,270	$254,179	0	$0	104,191	$1,614,137	83,635	$1,274,048
Class B	12,588	161,627	9,411	117,929	0	0	0	0	6,941	109,844	10,895	164,907
Class C	72,895	935,498	42,405	533,763	12,121	131,537	0	0	42,846	672,488	45,720	691,706
Other Classes	336,171	4,348,575	225,997	2,862,568	29,087	317,175	11,960	126,965	339,487	5,318,885	234,762	3,595,566
Issued as reinvestment of distributions
Class A	4,979	63,703	2,282	28,909	346	3,732	0	0	18,600	282,376	4,253	63,783
Class B	932	11,860	522	6,597	0	0	0	0	2,582	38,939	641	9,556
Class C	4,015	51,037	1,718	21,694	155	1,671	0	0	11,230	169,055	2,629	39,167
Other Classes	29,107	373,832	12,979	164,806	1,317	14,283	570	6,053	62,415	950,814	12,785	192,377
Cost of shares redeemed
Class A	(29,309)	(377,184)	(8,754)	(109,783)	(2,165)	(23,265)	0	0	(63,240)	(957,513)	(31,199)	(475,069)
Class B	(4,031)	(51,429)	(1,227)	(15,283)	0	0	0	0	(5,438)	(82,805)	(3,057)	(46,278)
Class C	(14,779)	(188,637)	(4,940)	(61,481)	(367)	(3,934)	0	0	(26,502)	(400,657)	(14,645)	(221,680)
Other Classes	(48,504)	(626,016)	(24,383)	(306,973)	(8,945)	(97,092)	(3,232)	(33,308)	(145,004)	(2,250,150)	(109,832)	(1,661,091)

Net increase resulting from Fund share transactions	452,976	$5,849,769	308,436	$3,905,944	54,819	$598,286	9,298	$99,710	348,108	$5,465,413	236,587	$3,626,992

	Fundamental IndexPLUS TR Fund		International StocksPLUS TR Strategy Fund				RealEstateRealReturn Strategy Fund
	Period from 06/30/2005 to 03/31/2006		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	2,426	$24,527	1,478	$17,431	253	$2,726	2,590	$26,378	2,254	$25,084
Class B	0	0	1,059	12,416	185	1,947	817	8,331	696	7,882
Class C	578	5,865	964	11,267	162	1,716	1,304	13,351	1,323	14,789
Other Classes	46,280	470,197	34,057	413,868	21,131	228,924	33,139	325,176	47,552	470,302
Issued as reinvestment of distributions
Class A	27	274	108	1,267	25	254	949	8,148	678	6,923
Class B	0	0	60	696	7	70	313	2,655	217	2,203
Class C	11	113	65	757	20	202	613	5,197	368	3,743
Other Classes	1,926	19,499	2,511	29,811	2,469	25,690	15,061	130,523	6,072	62,652
Cost of shares redeemed
Class A	(105)	(1,084)	(257)	(3,063)	(45)	(470)	(1,543)	(15,618)	(1,412)	(14,418)
Class B	0	0	(157)	(1,838)	(10)	(105)	(573)	(5,780)	(383)	(3,907)
Class C	(31)	(316)	(227)	(2,661)	(27)	(288)	(836)	(8,284)	(655)	(6,829)
Other Classes	(212)	(2,173)	(11,071)	(115,831)	(5,681)	(61,069)	(50,960)	(523,562)	(32,450)	(368,709)

Net increase (decrease) resulting from Fund share transactions	50,900	$516,902	28,590	$364,120	18,489	$199,597	874	$(33,485)	24,260	$199,715

03.31.06  |  PIMCO Funds Annual Report  63

Notes to Financial Statements (Cont.)

March 31, 2006

	StocksPLUS® Fund				StocksPLUS® Total Return Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	6,022	$58,765	6,659	$63,112	2,274	$28,527	1,480	$18,361
Class B	238	2,283	751	6,913	620	7,675	621	7,571
Class C	2,076	19,624	1,653	15,436	580	7,251	1,268	15,489
Other Classes	41,117	409,350	73,587	703,406	6,774	85,893	38,247	464,628
Issued as reinvestment of distributions
Class A	251	2,492	577	5,475	391	4,708	77	987
Class B	104	1,004	451	4,182	177	2,099	35	444
Class C	208	2,034	627	5,861	257	3,050	58	730
Other Classes	1,955	19,777	6,959	66,777	1,747	21,105	1,636	20,844
Cost of shares redeemed
Class A	(7,752)	(75,519)	(5,249)	(49,740)	(2,435)	(30,169)	(710)	(8,689)
Class B	(5,247)	(50,193)	(5,668)	(52,426)	(416)	(5,094)	(231)	(2,805)
Class C	(5,691)	(55,133)	(4,246)	(39,554)	(957)	(11,725)	(791)	(9,480)
Other Classes	(75,609)	(747,068)	(105,074)	(1,019,222)	(24,302)	(306,647)	(29,317)	(355,301)

Net increase (decrease) resulting from Fund share transactions	(42,328)	$(412,584)	(28,973)	$(289,780)	(15,290)	$(193,327)	12,373	$152,779

11. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and

64  PIMCO Funds Annual Report  |  03.31.06

AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

03.31.06  |  PIMCO Funds Annual Report  65

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy Fund®, Fundamental IndexPLUS TR Fund, International StocksPLUS® TR Strategy Fund, RealEstateRealReturn Strategy Fund, StocksPLUS® Fund, and StocksPLUS® Total Return Fund, eight of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

66  PIMCO Funds Annual Report  |  03.31.06

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.18%	0.15%	$308,341	$6,004
All Asset All Authority Fund	0.14%	0.12%	13,733	0
CommodityRealReturn Strategy Fund®	0.00%	0.00%	428,226	39,997
Fundamental IndexPLUS TR Fund	0.00%	0.00%	9,561	0
International StocksPLUS® TR Strategy Fund	0.41%	0.41%	8,414	0
RealEstateRealReturn Strategy Fund	0.00%	0.00%	31,960	2,500
StocksPLUS® Fund	2.02%	1.95%	31,490	0
StocksPLUS® Total Return Fund	0.32%	0.29%	7,808	5,917

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

03.31.06  |  PIMCO Funds Annual Report  67

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

68  PIMCO Funds Annual Report  |  03.31.06

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President—Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

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70  PIMCO Funds Annual Report  |  03.31.06

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Investment Sub-Advisor (All Asset and All Asset All Authority Funds only)	Research Affiliates, Inc., 800 E. Colorado Boulevard, Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC, 22187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/05).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds

Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock

PIMCO Short-Term	PIMCO Short Duration	OCC Value	NACM Global

PIMCO Low Duration	Municipal Income	NFJ Large-Cap Value	RCM Global Small-Cap

PIMCO Floating Income	PIMCO Municipal Bond	NFJ Dividend Value	RCM International

Core Bond	PIMCO California Intermediate	OCC Renaissance	Growth Equity

PIMCO Total Return	Municipal Bond	NACM Flex-Cap Value	NACM International

Government/Mortgage	PIMCO New York Municipal Bond	NFJ Small-Cap Value	NFJ International Value

PIMCO Long-Term U.S. Government	Real Return Strategy	Blend Stock	NACM Pacific Rim

PIMCO GNMA	PIMCO Real Return	PEA Equity Premium Strategy	Sector-Related Stock

PIMCO Total Return Mortgage	PIMCO CommodityRealReturn	OCC Core Equity	RCM Healthcare

Credit Strategy	Strategy®	CCM Capital Appreciation	RCM Biotechnology

PIMCO Diversified Income	PIMCO RealEstateRealReturn	CCM Mid-Cap	RCM Technology

PIMCO High Yield	Strategy	Growth Stock	RCM Global Resources

PIMCO Investment Grade	Equity-Related	RCM Large-Cap Growth	Asset Allocation (Strategic)

Corporate Bond	PIMCO StocksPLUS®	RCM Strategic Growth	AMM Asset Allocation

International Bond	PIMCO StocksPLUS® Total Return	PEA Growth

PIMCO Global Bond	PIMCO International StocksPLUS®	NACM Growth

(U.S. Dollar-Hedged)	TR Strategy	RCM Targeted Core Growth

PIMCO Foreign Bond	PIMCO Fundamental IndexPLUS TR	RCM Mid-Cap

(U.S. Dollar-Hedged)	Asset Allocation (Tactical)	PEA Target

PIMCO Foreign Bond (Unhedged)	PIMCO All Asset	PEA Opportunity

PIMCO Emerging Markets Bond	PIMCO All Asset All Authority

PIMCO Developing Local Markets

www.allianzinvestors.com
*	As of 3/31/06 according to SimFunds.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

Allianz	Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 AZ692AR_15121

Annual Report MARCH 31, 2006	PIMCO Funds
Real Return Strategy, Equity-Related & Asset Allocation Funds	REAL RETURN STRATEGY PIMCO Real Return Fund
Share Class D
PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

ASSET ALLOCATION (TACTICAL)

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO Fundamental IndexPLUS TR Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO International StocksPLUS® TR Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.06

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Funds Annual Report  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the D shares were first offered in (month/year) StocksPLUS® (4/98), CommodityRealReturn Strategy® (11/02), All Asset (4/03), StocksPLUS® Total Return (7/03), Real Return (4/98) and All Asset All Authority (7/05). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non- U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to

4  PIMCO Funds Annual Report  |  03.31.06

Important Information (cont.)

vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which for most funds is from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Funds Annual Report  5

AN ASSET ALLOCATION FUND	Ticker Symbols:
PIMCO All Asset Fund	Class D: PASDX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

•	Alternative strategies were positive to performance due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 13.83% over the twelvemonth period.

•	An underweight to the International StocksPLUS® TR Strategy Fund and StocksPLUS® Total Return Fund for the entire period was a significant negative to performance as the MSCI EAFE Hedged USD Index rallied 36.42% and the S&P 500 Index gained 11.73% for the twelve-month period.

•	Tactical shifts around allocations to the CommodityRealReturn Strategy Fund® were negative to performance. An overweight in the first three months of the period was negative as the Dow Jones-AIG Total Return Commodity Index returned -4.99%. A shift to an under-weight in the last nine months of the period was also negative as the same index subsequently rallied 11.28%, finishing up 5.72% for the twelve months ended March 31, 2006.

•	An overweight to Treasury Inflation-Protected Securities (“TIPS”) strategies for the second half of the period was negative, as the U.S. TIPS Index returned -2.14%.

•	An overweight to the Long-Term U.S. Government Fund in the second half of the period hurt performance as the Long-Term Treasury Index returned -2.58% for the six months.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/02)
PIMCO All Asset Fund Class D	5.83%	—	—	11.86%
Lehman Brothers U.S. TIPS 1-10 Year Index	1.44%	—	—	5.53%
Consumer Price Index + 500 Basis Points	8.64%	—	—	8.12%
Lipper Flexible Portfolio Fund Average	11.65%	—	—	10.70%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$999.70	$1,020.69
Expenses Paid During Period	$4.24	$4.28

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.60%.

Change in Value    For periods ended 03/31/06

	PIMCO All Asset D	Lehman Brothers U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis points
07/31/2002	10,000	10,000	10,000
08/31/2002	10,474	10,241	10,075
09/30/2002	10,547	10,493	10,134
10/31/2002	10,501	10,363	10,193
11/30/2002	10,785	10,268	10,235
12/31/2002	11,163	10,552	10,255
01/31/2003	11,239	10,638	10,343
02/28/2003	11,702	10,956	10,466
03/31/2003	11,455	10,896	10,573
04/30/2003	11,612	10,872	10,594
05/31/2003	12,254	11,193	10,621
06/30/2003	12,147	11,171	10,676
07/31/2003	11,594	10,817	10,732
08/31/2003	11,820	10,960	10,818
09/30/2003	12,204	11,254	10,898
10/31/2003	12,399	11,272	10,932
11/30/2003	12,512	11,238	10,948
12/31/2003	12,872	11,303	10,982
01/31/2004	13,052	11,411	11,081
02/29/2004	13,371	11,634	11,187
03/31/2004	13,602	11,790	11,306
04/30/2004	12,709	11,402	11,389
05/31/2004	13,006	11,543	11,503
06/30/2004	13,084	11,535	11,588
07/31/2004	13,105	11,678	11,618
08/31/2004	13,478	11,889	11,672
09/30/2004	13,690	11,901	11,745
10/31/2004	13,936	12,045	11,856
11/30/2004	14,097	12,003	11,912
12/31/2004	14,298	12,106	11,918
01/31/2005	14,208	12,075	11,992
02/28/2005	14,366	12,031	12,112
03/31/2005	14,245	12,009	12,257
04/30/2005	14,403	12,208	12,390
05/31/2005	14,595	12,261	12,429
06/30/2005	14,772	12,292	12,487
07/31/2005	14,817	12,112	12,597
08/31/2005	15,114	12,346	12,714
09/30/2005	15,079	12,358	12,922
10/31/2005	14,769	12,248	13,002
11/30/2005	14,883	12,260	12,952
12/31/2005	15,132	12,333	12,954
01/31/2006	15,275	12,342	13,106
02/28/2006	15,311	12,306	13,187
03/31/2006	15,074	12,181	13,315

PIMCO Funds Allocation*

Real Return Asset Fund	16.7%
Real Return Fund	13.3%
Emerging Markets Bond Fund	9.5%
Long-Term U.S. Government Fund	9.4%
Total Return Fund	8.0%
Developing Local Markets Fund	7.6%
High Yield Fund	6.5%
Floating Income Fund	5.8%
Other	23.2%

*	% of total investments as of March 31, 2006

6  PIMCO Funds Annual Report  |  03.31.06

AN ASSET ALLOCATION FUND	Ticker Symbols: Class D: PAUDX
PIMCO All Asset All Authority Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset Fund).

•	Alternative strategies were positive to performance due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 13.83% over the twelve-month period.

•	An underweight to the International StocksPLUS® TR Strategy Fund and StocksPLUS® Total Return Fund for the entire period was a significant negative to performance as the MSCI EAFE Hedged USD Index rallied 36.42% and the S&P 500 Index gained 11.73% for the twelve-month period.

•	Tactical shifts around allocations to the CommodityRealReturn Strategy Fund® were negative to performance. An overweight in the first three months of the period was negative as the Dow Jones-AIG Total Return Commodity Index returned -4.99%. A shift to an underweight in the last nine months of the period was also negative as the same index subsequently rallied 11.28%, finishing up 5.72% for the twelve months ended March 31, 2006.

•	An overweight to Treasury Inflation-Protected Securities (“TIPS”) strategies for the second half of the period was negative, as the U.S. TIPS Index returned -2.14%.

•	An overweight to the Long-Term U.S. Government Fund in the second half of the period hurt performance as the Long-Term Treasury Index returned -2.58% for the six months.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (10/31/03)
PIMCO All Asset All Authority Fund Class D	6.15%	—	—	8.47%
S&P 500 Index	11.73%	—	—	11.02%
Consumer Price Index + 650 Basis Points	10.27%	—	—	10.14%
Lipper Flexible Portfolio Fund Average	11.65%	—	—	10.02%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$993.40	$1,014.76
Expenses Paid During Period	$10.14	$10.25

Expenses are equal to the expense ratio of 2.04% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.69%.

Change in Value    For periods ended 03/31/06

	PIMCO All Asset All Authority D	S&P 500 Index	Consumer Price Index + 650 Basis points
10/31/2003	10,000	10,000	10,000
11/30/2003	10,095	10,088	10,027
12/31/2003	10,457	10,617	10,071
01/31/2004	10,575	10,812	10,174
02/29/2004	10,917	10,962	10,284
03/31/2004	11,099	10,797	10,406
04/30/2004	10,235	10,627	10,496
05/31/2004	10,433	10,773	10,614
06/30/2004	10,549	10,983	10,705
07/31/2004	10,503	10,619	10,747
08/31/2004	10,865	10,662	10,810
09/30/2004	11,053	10,778	10,892
10/31/2004	11,274	10,942	11,008
11/30/2004	11,423	11,385	11,074
12/31/2004	11,625	11,772	11,093
01/31/2005	11,521	11,485	11,176
02/28/2005	11,635	11,727	11,301
03/31/2005	11,468	11,519	11,451
04/30/2005	11,724	11,301	11,590
05/31/2005	11,870	11,661	11,641
06/30/2005	12,066	11,677	11,710
07/31/2005	12,005	12,111	11,828
08/31/2005	12,355	12,001	11,952
09/30/2005	12,255	12,098	12,163
10/31/2005	12,012	11,896	12,253
11/30/2005	12,079	12,346	12,221
12/31/2005	12,330	12,351	12,238
01/31/2006	12,422	12,678	12,397
02/28/2006	12,422	12,712	12,490
03/31/2006	12,175	12,870	12,626

PIMCO Funds Allocation*

Real Return Asset Fund	16.6%
StocksPLUS® TR Short Strategy Fund	14.0%
Real Return Fund	13.2%
Developing Local Markets Fund	9.1%
Long-Term U.S. Government Fund	7.9%
Total Return Fund	7.2%
Emerging Markets Bond Fund	6.9%
Japanese StocksPLUS® TR Strategy Fund	5.5%
Fundamental IndexPLUS TR Fund	5.3%
Other	14.3%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  7

A REAL RETURN STRATEGY FUND	Ticker Symbols: Class D: PCRDX
PIMCO CommodityRealReturn Strategy Fund®

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity-linked derivative instruments and/or notes backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Commodities rallied for the period due to substantial gains in energy and metals attributable to strong global growth, tightness in supply availability, and concern over geopolitics in the Middle East.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “Double Real®” strategy. This was negative to performance, as TIPS under-performed the financing and transaction costs associated with gaining index exposure due to rising real yields across all maturities. TIPS significantly underperformed the T-Bill rate embedded in the benchmark, as measured by the Lehman Brothers U.S. TIPS Index and the Citigroup 3-month T-Bill Index, respectively (0.86% versus 3.47%).

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 7.06 years on March 31, 2006 compared to a duration of 7.21 years for the Lehman Brothers U.S. TIPS Index, which serves as a proxy against which the TIPS portfolio underlying the commodity exposure can be measured.

•	The Fund’s net short exposure to nominal bonds during the first half of the period (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds for the first half of the period was positive as nominal yields in Europe fell more than in the U.S.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (06/28/02)
PIMCO CommodityRealReturn® Strategy Fund Class D	1.74%	—	—	21.81%
Dow Jones-AIG Commodity Total Return Index	5.72%	—	—	16.78%
Lipper Specialty Diversified Equity Fund Average	-1.22%	—	—	-2.92%

†	The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$903.00	$1,018.75
Expenses Paid During Period	$5.88	$6.24

Expenses are equal to the expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO CommodityRealReturn Strategy® D	Dow Jones - AIG Commodity Total Return Index
06/30/2002	10,000	10,000
07/31/2002	10,316	9,946
08/31/2002	11,071	10,338
09/30/2002	11,772	10,727
10/31/2002	11,435	10,616
11/30/2002	11,450	10,646
12/31/2002	12,412	11,168
01/31/2003	13,388	12,027
02/28/2003	14,353	12,432
03/31/2003	12,905	11,494
04/30/2003	12,776	11,423
05/31/2003	14,074	12,090
06/30/2003	13,610	11,791
07/31/2003	13,029	11,862
08/31/2003	13,793	12,331
09/30/2003	14,249	12,341
10/31/2003	14,929	12,930
11/30/2003	14,962	12,890
12/31/2003	16,026	13,840
01/31/2004	16,462	14,091
02/29/2004	17,884	15,005
03/31/2004	18,685	15,469
04/30/2004	17,528	15,194
05/31/2004	18,102	15,452
06/30/2004	17,298	14,811
07/31/2004	17,779	15,073
08/31/2004	17,852	14,798
09/30/2004	19,057	15,811
10/31/2004	19,590	16,079
11/30/2004	19,312	15,886
12/31/2004	18,553	15,106
01/31/2005	18,703	15,264
02/28/2005	19,932	16,343
03/31/2005	20,622	16,925
04/30/2005	19,745	15,937
05/31/2005	19,645	15,814
06/30/2005	19,985	16,080
07/31/2005	20,422	16,801
08/31/2005	22,364	18,069
09/30/2005	23,237	18,909
10/31/2005	21,427	17,721
11/30/2005	21,387	17,767
12/31/2005	22,249	18,333
01/31/2006	22,610	18,673
02/28/2006	21,105	17,504
03/31/2006	20,984	17,893

Sector Breakdown*

U.S. Treasury Obligations**	79.0%
U.S. Government Agencies**	6.0%
Structured Notes	8.1%
Short Term Instruments**	4.0%
Other	2.9%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for commodity-linked derivative positions.

8  PIMCO Funds Annual Report  |  03.31.06

AN EQUITY-RELATED FUND	Ticker Symbols: Class D: PIXDX
PIMCO Fundamental IndexPLUS TR Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short and intermediate term fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid the increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and generally favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and short-intermediate corporate credit holdings provided attractive performance.

Cumulative Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (06/30/05)
PIMCO Fundamental IndexPLUS TR Fund Class D	—	—	—	7.24%
S&P 500 Index	—	—	—	10.22%
Lipper Specialty Diversified Equity Fund Average	—	—	—	0.33%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

The Fundamental Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,046.80	$1,019.25
Expenses Paid During Period	$5.82	$5.74

Expenses are equal to the expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Fundamental IndexPLUS TR D	S&P 500 Index
06/30/2005	10,000	10,000
07/31/2005	10,260	10,372
08/31/2005	10,260	10,277
09/30/2005	10,244	10,360
10/31/2005	9,934	10,188
11/30/2005	10,274	10,573
12/31/2005	10,336	10,577
01/31/2006	10,667	10,857
02/28/2006	10,688	10,886
03/31/2006	10,724	11,022

Sector Breakdown*

Short-Term Instruments**	40.3%
U.S. Government Agencies**	37.0%
Corporate Bonds & Notes**	10.6%
Asset-Backed Securities**	5.8%
Mortgage-Backed Securities**	5.0%
Other	1.3%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for equity-linked derivative positions.

03.31.06  |  PIMCO Funds Annual Report  9

AN EQUITY-RELATED FUND	Ticker Symbols: Class D: PIPDX
PIMCO International StocksPLUS® TR Strategy Fund

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in non-U.S. equity derivatives hedged into U.S. Dollars and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	Most developed countries’ equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was slightly positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund Class D	32.84%	—	—	21.68%
MSCI EAFE Hedged USD Index	36.42%	—	—	22.82%
Lipper International Multi-Cap Core Fund Average	26.20%	—	—	22.19%

†	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,130.90	$1,018.60
Expenses Paid During Period	$6.64	$6.39

Expenses are equal to the expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO International StocksPLUS® TR Strategy D	MSCI EAFE Hedged USD Index
10/31/2003	10,000	10,000
11/30/2003	10,070	10,022
12/31/2003	10,543	10,394
01/31/2004	10,697	10,532
02/29/2004	10,974	10,784
03/31/2004	11,071	10,795
04/30/2004	10,783	10,925
05/31/2004	10,701	10,764
06/30/2004	11,125	11,018
07/31/2004	10,847	10,758
08/31/2004	11,063	10,736
09/30/2004	11,158	10,889
10/31/2004	11,292	10,979
11/30/2004	11,487	11,269
12/31/2004	11,959	11,642
01/31/2005	12,040	11,732
02/28/2005	12,251	12,078
03/31/2005	12,146	12,042
04/30/2005	12,017	11,703
05/31/2005	12,484	12,164
06/30/2005	12,881	12,578
07/31/2005	13,243	13,047
08/31/2005	13,629	13,218
09/30/2005	14,267	14,040
10/31/2005	13,751	13,791
11/30/2005	14,337	14,419
12/31/2005	15,120	15,095
01/31/2006	15,665	15,669
02/28/2006	15,665	15,822
03/31/2006	16,134	16,427

Sector Breakdown*

U.S. Government Agencies**	44.1%
Short-Term Instruments**	23.9%
Asset-Backed Securities**	11.9%
Other	20.1%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for equity-linked derivative positions.

10  PIMCO Funds Annual Report  |  03.31.06

A REAL RETURN STRATEGY FUND	Ticker Symbol: Class D: PRRDX
PIMCO Real Return Fund

•	The Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 7.15 years on March 31, 2006, compared to a duration of 7.21 years for the benchmark.

•	The Fund’s above-index duration for the period detracted slightly due to rising real yields for the period.

•	The Fund’s emphasis on European nominal bonds for the first half of the period was positive, as nominal yields in Europe fell more than in the U.S.

•	Modest exposure to emerging market bonds was positive to performance as spreads on emerging market bonds narrowed relative to treasuries. The spread on the EMBI Global Bond Index narrowed 1.82% relative to the ten-year U.S. Treasury.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (01/29/97)
PIMCO Real Return Fund Class D	0.35%	7.08%	—	7.34%
Lehman Brothers U.S. TIPS Index	0.86%	7.24%	—	6.84%
Lipper Treasury Inflation Protected Securities Fund Average	0.17%	6.06%	—	5.92%

†	The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$975.72	$1,020.44
Expenses Paid During Period	$4.44	$4.54

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Real Return D	Lehman Brothers U.S. TIPS Index
01/31/1997	10,000	10,000
02/28/1997	10,031	10,033
03/31/1997	9,938	9,896
04/30/1997	9,996	9,956
05/31/1997	10,053	10,010
06/30/1997	10,028	9,978
07/31/1997	10,149	10,072
08/31/1997	10,167	10,103
09/30/1997	10,183	10,123
10/31/1997	10,308	10,227
11/30/1997	10,359	10,284
12/31/1997	10,302	10,241
01/31/1998	10,359	10,291
02/28/1998	10,344	10,282
03/31/1998	10,364	10,277
04/30/1998	10,417	10,315
05/31/1998	10,456	10,388
06/30/1998	10,489	10,414
07/31/1998	10,566	10,463
08/31/1998	10,570	10,486
09/30/1998	10,812	10,697
10/31/1998	10,865	10,721
11/30/1998	10,846	10,710
12/31/1998	10,796	10,646
01/31/1999	10,951	10,769
02/28/1999	10,923	10,693
03/31/1999	10,985	10,689
04/30/1999	11,163	10,760
05/31/1999	11,240	10,834
06/30/1999	11,223	10,841
07/31/1999	11,239	10,835
08/31/1999	11,293	10,854
09/30/1999	11,337	10,896
10/31/1999	11,355	10,918
11/30/1999	11,439	10,984
12/31/1999	11,369	10,896
01/31/2000	11,434	10,945
02/29/2000	11,514	11,047
03/31/2000	11,857	11,369
04/30/2000	12,004	11,520
05/31/2000	11,967	11,490
06/30/2000	12,123	11,635
07/31/2000	12,215	11,734
08/31/2000	12,327	11,821
09/30/2000	12,425	11,883
10/31/2000	12,554	12,026
11/30/2000	12,735	12,201
12/31/2000	12,851	12,332
01/31/2001	13,176	12,590
02/28/2001	13,417	12,803
03/31/2001	13,517	12,926
04/30/2001	13,617	12,998
05/31/2001	13,793	13,152
06/30/2001	13,774	13,136
07/31/2001	13,994	13,355
08/31/2001	14,029	13,374
09/30/2001	14,105	13,451
10/31/2001	14,415	13,770
11/30/2001	14,084	13,464
12/31/2001	13,912	13,306
01/31/2002	13,976	13,385
02/28/2002	14,202	13,588
03/31/2002	14,090	13,504
04/30/2002	14,504	13,873
05/31/2002	14,749	14,093
06/30/2002	14,950	14,293
07/31/2002	15,176	14,528
08/31/2002	15,734	15,049
09/30/2002	16,084	15,428
10/31/2002	15,595	15,016
11/30/2002	15,637	15,005
12/31/2002	16,214	15,510
01/31/2003	16,300	15,627
02/28/2003	16,857	16,212
03/31/2003	16,552	15,949
04/30/2003	16,516	15,908
05/31/2003	17,315	16,663
06/30/2003	17,163	16,493
07/31/2003	16,349	15,731
08/31/2003	16,669	16,013
09/30/2003	17,271	16,543
10/31/2003	17,311	16,633
11/30/2003	17,321	16,643
12/31/2003	17,512	16,813
01/31/2004	17,710	17,006
02/29/2004	18,126	17,398
03/31/2004	18,411	17,677
04/30/2004	17,562	16,819
05/31/2004	17,841	17,122
06/30/2004	17,845	17,130
07/31/2004	18,039	17,290
08/31/2004	18,485	17,753
09/30/2004	18,512	17,788
10/31/2004	18,716	17,966
11/30/2004	18,729	17,923
12/31/2004	19,034	18,236
01/31/2005	18,972	18,237
02/28/2005	18,917	18,159
03/31/2005	18,962	18,176
04/30/2005	19,309	18,523
05/31/2005	19,436	18,650
06/30/2005	19,491	18,729
07/31/2005	19,117	18,336
08/31/2005	19,545	18,759
09/30/2005	19,504	18,733
10/31/2005	19,222	18,494
11/30/2005	19,203	18,526
12/31/2005	19,451	18,754
01/31/2006	19,480	18,752
02/28/2006	19,474	18,743
03/31/2006	19,030	18,332

Sector Breakdown*

U.S. Treasury Obligations	82.4%
U.S. Government Agencies	7.8%
Other	9.8%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  11

A REAL RETURN STRATEGY FUND	Ticker Symbols: Class D: PETDX
PIMCO RealEstateRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	The Fund invested the collateral backing its real estate investment trust (“REIT”) derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “Double Real®” strategy. This was significantly negative to performance, as TIPS underperformed the financing and transaction costs associated with gaining index exposure. For the one-year period, the Lehman Brothers U.S. TIPS 5+ Year Index returned 0.36% versus the 3-month LIBOR Index return of 4.0%.

•	The Fund’s above-index TIPS duration for the last half of the period was a significant negative due to rising real yields for that same period.

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 8.37 years on March 31, 2006, compared to a duration of 8.88 years for the Lehman Brothers U.S. TIPS 5+ Year Index, which serves as a proxy against which the TIPS portfolio underlying the real estate exposure can be measured.

•	An underweight to Canadian nominal bonds for the period was negative for performance due to falling nominal yields.

•	U.S. nominal exposure in November and December of 2005 was a significant positive relative to the index due to falling nominal yields and rising real yields.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class D	35.56%	—	—	31.23%
Dow Jones Wilshire Real Estate Investment Trust Index	42.24%	—	—	30.24%
Lipper Real Estate Fund Average	36.64%	—	—	28.03%

†	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,121.96	$1,018.99
Expenses Paid During Period	$6.31	$6.00

Expenses are equal to the expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO RealEstateRealReturn Strategy D	Dow Jones Wilshire Real Estate Investment Trust Index
10/31/2003	10,000	10,000
11/30/2003	10,446	10,436
12/31/2003	10,861	10,768
01/31/2004	11,435	11,199
02/29/2004	11,904	11,383
03/31/2004	12,814	12,067
04/30/2004	10,274	10,302
05/31/2004	11,249	11,089
06/30/2004	11,574	11,414
07/31/2004	11,692	11,473
08/31/2004	13,006	12,420
09/30/2004	12,966	12,361
10/31/2004	13,765	13,047
11/30/2004	14,355	13,632
12/31/2004	15,373	14,340
01/31/2005	13,971	13,080
02/28/2005	14,322	13,491
03/31/2005	14,108	13,306
04/30/2005	15,220	14,092
05/31/2005	15,783	14,555
06/30/2005	16,615	15,321
07/31/2005	17,379	16,493
08/31/2005	17,134	15,878
09/30/2005	17,045	15,947
10/31/2005	16,324	15,605
11/30/2005	17,030	16,328
12/31/2005	17,219	16,346
01/31/2006	18,515	17,618
02/28/2006	18,824	17,998
03/31/2006	19,124	18,926

Sector Breakdown*

U.S. Treasury Obligations**	87.4%
U.S. Government Agencies**	5.2%
Short-Term Instruments**	4.1%
Corporate Bonds & Notes**	1.9%
Other	1.4%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for real estate-linked derivative positions.

12  PIMCO Funds Annual Report  |  03.31.06

AN EQUITY-RELATED FUND	Ticker Symbols: Class D: PSPDX
PIMCO StocksPLUS® Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	Short-term (one year and shorter) interest rate exposure impaired performance as U.S. rates increased in association with eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and shorter maturity corporate credit holdings provided attractive performance.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (05/13/93)
PIMCO StocksPLUS® Fund Class D	9.56%	3.74%	8.56%	10.75%
S&P 500 Index	11.73%	3.97%	8.95%	10.76%
Lipper Large-Cap Core Fund Average	11.61%	2.57%	7.31%	9.34%

†	The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the value of shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,052.98	$1,019.94
Expenses Paid During Period	$5.12	$5.04

Expenses are equal to the expense ratio of 1.00% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO StocksPLUS® D	S&P 500 Index
05/31/1993	10,000	10,000
06/30/1993	10,054	10,029
07/31/1993	10,025	9,989
08/31/1993	10,411	10,368
09/30/1993	10,301	10,288
10/31/1993	10,526	10,501
11/30/1993	10,409	10,401
12/31/1993	10,585	10,527
01/31/1994	10,939	10,885
02/28/1994	10,595	10,589
03/31/1994	10,123	10,128
04/30/1994	10,248	10,258
05/31/1994	10,437	10,426
06/30/1994	10,207	10,170
07/31/1994	10,600	10,504
08/31/1994	11,078	10,935
09/30/1994	10,891	10,668
10/31/1994	11,064	10,907
11/30/1994	10,719	10,510
12/31/1994	10,857	10,666
01/31/1995	11,155	10,943
02/28/1995	11,650	11,369
03/31/1995	11,964	11,705
04/30/1995	12,349	12,049
05/31/1995	12,903	12,531
06/30/1995	13,183	12,822
07/31/1995	13,586	13,247
08/31/1995	13,679	13,280
09/30/1995	14,255	13,841
10/31/1995	14,232	13,791
11/30/1995	14,912	14,397
12/31/1995	15,185	14,674
01/31/1996	15,726	15,174
02/29/1996	15,767	15,314
03/31/1996	15,975	15,462
04/30/1996	16,174	15,690
05/31/1996	16,530	16,094
06/30/1996	16,687	16,156
07/31/1996	15,903	15,442
08/31/1996	16,237	15,768
09/30/1996	17,182	16,655
10/31/1996	17,726	17,114
11/30/1996	19,038	18,408
12/31/1996	18,619	18,043
01/31/1997	19,761	19,171
02/28/1997	19,907	19,321
03/31/1997	18,999	18,527
04/30/1997	20,172	19,633
05/31/1997	21,444	20,828
06/30/1997	22,332	21,761
07/31/1997	24,168	23,493
08/31/1997	22,851	22,177
09/30/1997	24,037	23,392
10/31/1997	23,258	22,610
11/30/1997	24,204	23,657
12/31/1997	24,640	24,063
01/31/1998	24,975	24,329
02/28/1998	26,649	26,084
03/31/1998	27,970	27,420
04/30/1998	28,309	27,695
05/31/1998	27,734	27,219
06/30/1998	28,816	28,325
07/31/1998	28,496	28,023
08/31/1998	24,133	23,972
09/30/1998	25,972	25,507
10/31/1998	28,021	27,582
11/30/1998	29,610	29,254
12/31/1998	31,470	30,940
01/31/1999	32,524	32,233
02/28/1999	31,425	31,232
03/31/1999	32,735	32,481
04/30/1999	34,041	33,739
05/31/1999	33,146	32,943
06/30/1999	35,058	34,771
07/31/1999	33,901	33,685
08/31/1999	33,715	33,518
09/30/1999	32,953	32,600
10/31/1999	35,049	34,663
11/30/1999	35,610	35,367
12/31/1999	37,625	37,451
01/31/2000	35,672	35,570
02/29/2000	35,102	34,896
03/31/2000	38,401	38,310
04/30/2000	37,203	37,157
05/31/2000	36,411	36,394
06/30/2000	37,314	37,292
07/31/2000	36,817	36,708
08/31/2000	39,266	38,988
09/30/2000	37,110	36,930
10/31/2000	36,917	36,774
11/30/2000	34,115	33,875
12/31/2000	34,419	34,040
01/31/2001	35,733	35,248
02/28/2001	32,417	32,034
03/31/2001	30,236	30,005
04/30/2001	32,567	32,336
05/31/2001	32,896	32,553
06/30/2001	32,129	31,761
07/31/2001	31,888	31,448
08/31/2001	29,867	29,479
09/30/2001	27,334	27,099
10/31/2001	27,998	27,616
11/30/2001	29,810	29,734
12/31/2001	30,051	29,995
01/31/2002	29,687	29,557
02/28/2002	29,233	28,987
03/31/2002	30,306	30,077
04/30/2002	28,567	28,254
05/31/2002	28,352	28,046
06/30/2002	26,368	26,048
07/31/2002	24,140	24,018
08/31/2002	24,567	24,176
09/30/2002	21,911	21,549
10/31/2002	23,925	23,446
11/30/2002	25,298	24,824
12/31/2002	23,980	23,366
01/31/2003	23,452	22,754
02/28/2003	23,173	22,412
03/31/2003	23,421	22,629
04/30/2003	25,281	24,495
05/31/2003	26,644	25,785
06/30/2003	26,947	26,113
07/31/2003	27,290	26,574
08/31/2003	27,849	27,092
09/30/2003	27,640	26,804
10/31/2003	29,119	28,321
11/30/2003	29,369	28,570
12/31/2003	30,944	30,068
01/31/2004	31,494	30,620
02/29/2004	31,979	31,046
03/31/2004	31,484	30,577
04/30/2004	30,816	30,097
05/31/2004	31,183	30,510
06/30/2004	31,779	31,104
07/31/2004	30,736	30,074
08/31/2004	30,905	30,196
09/30/2004	31,220	30,523
10/31/2004	31,736	30,989
11/30/2004	32,970	32,243
12/31/2004	34,075	33,340
01/31/2005	33,202	32,528
02/28/2005	33,830	33,212
03/31/2005	33,160	32,624
04/30/2005	32,527	32,005
05/31/2005	33,509	33,024
06/30/2005	33,496	33,071
07/31/2005	34,661	34,300
08/31/2005	34,380	33,987
09/30/2005	34,504	34,263
10/31/2005	33,794	33,692
11/30/2005	35,002	34,966
12/31/2005	35,002	34,978
01/31/2006	35,961	35,904
02/28/2006	35,997	36,002
03/31/2006	36,332	36,450

Sector Breakdown*

Short-Term Instruments**	43.5%
Corporate Bonds & Notes**	20.6%
U.S. Government Agencies**	17.9%
Mortgage-Backed Securities**	6.8%
Asset-Backed Securities**	6.2%
Other	5.0%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for equity-linked derivative positions.

03.31.06  |  PIMCO Funds Annual Report  13

AN EQUITY-RELATED FUND	Ticker Symbols: Class D: PSTDX
PIMCO StocksPLUS® Total Return Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	U.S. interest rate exposure impaired performance as U.S. rates increased amid eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and short-intermediate corporate holdings provided attractive performance.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (06/28/02)
PIMCO StocksPLUS® Total Return Fund Class D	9.87%	—	—	10.98%
S&P 500 Index	11.73%	—	—	9.37%
Lipper Large-Cap Core Fund Average	11.61%	—	—	7.85%

†	The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,037.15	$1,019.23
Expenses Paid During Period	$5.80	$5.75

Expenses are equal to the expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO StocksPLUS® Total Return D	S&P 500 Index
06/30/2002	10,000	10,000
07/31/2002	9,376	9,221
08/31/2002	9,473	9,282
09/30/2002	8,514	8,273
10/31/2002	9,254	9,001
11/30/2002	9,803	9,530
12/31/2002	9,453	8,970
01/31/2003	9,116	8,735
02/28/2003	9,092	8,604
03/31/2003	9,186	8,688
04/30/2003	9,950	9,404
05/31/2003	10,643	9,899
06/30/2003	10,768	10,025
07/31/2003	10,845	10,202
08/31/2003	11,047	10,401
09/30/2003	11,006	10,291
10/31/2003	11,591	10,873
11/30/2003	11,632	10,968
12/31/2003	12,301	11,544
01/31/2004	12,573	11,755
02/29/2004	12,834	11,919
03/31/2004	12,677	11,739
04/30/2004	12,291	11,555
05/31/2004	12,469	11,713
06/30/2004	12,717	11,941
07/31/2004	12,371	11,546
08/31/2004	12,591	11,593
09/30/2004	12,717	11,718
10/31/2004	12,969	11,897
11/30/2004	13,419	12,379
12/31/2004	13,914	12,800
01/31/2005	13,566	12,488
02/28/2005	13,773	12,751
03/31/2005	13,464	12,525
04/30/2005	13,398	12,287
05/31/2005	13,954	12,678
06/30/2005	13,988	12,696
07/31/2005	14,349	13,168
08/31/2005	14,360	13,048
09/30/2005	14,264	13,154
10/31/2005	13,833	12,935
11/30/2005	14,352	13,424
12/31/2005	14,435	13,428
01/31/2006	14,800	13,784
02/28/2006	14,825	13,821
03/31/2006	14,794	13,993

Sector Breakdown*

U.S. Government Agencies**	52.9%
Short-Term Instruments**	32.6%
Mortgage-Backed Securities**	4.1%
Municipal Bonds & Notes**	2.7%
Other	7.7%

*	% of total investments as of March 31, 2006.
**	Primarily serving as collateral for equity-linked derivative positions.

14  PIMCO Funds Annual Report  |  03.31.06

Benchmark Descriptions

Index	Description
Consumer Price Index + 500 Basis Points	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as deter- mined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The additional benchmarks are provided as a measure for the investor to assess how the Investment Manager is adding additional value to the portfolio.

Consumer Price Index + 650 Basis Points	The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as deter- mined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The additional benchmarks are provided as a measure for the investor to assess how the Investment Manager is adding additional value to the portfolio.

Dow Jones-AIG Commodity Total Return Index	Dow Jones - AIG Commodity Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 repre- sents returns of the Lehman Inflation Notes Index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities having a maturity of at least 1 year and less than 10 years.

MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD Index	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis.

S&P 500 Index	The S&P 500 Index is an unmanaged index of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% cover- age of U.S. equities, it is also a proxy for the total market.

03.31.06  |  PIMCO Funds Annual Report  15

Schedule of Investments

All Asset Fund (a)

March 31, 2006

	Shares	Value (000s)
PIMCO FUNDS (b) 99.4%
CommodityRealReturn Strategy Fund®	32,032,886	$449,421
Convertible Fund	3,471,276	43,808
Developing Local Markets Fund	82,910,639	867,245
Emerging Markets Bond Fund	96,797,111	1,078,320
Floating Income Fund	63,689,790	661,737
Foreign Bond Fund (Unhedged)	26,530,742	262,654
Fundamental IndexPLUS Fund	4,541,008	46,954
Fundamental IndexPLUS TR Fund	38,769,713	398,940
GNMA Fund	9,228,375	100,589
High Yield Fund	74,998,924	732,740
International StocksPLUS® TR Strategy Fund	42,220,247	523,531
Long-Term U.S. Government Fund	102,052,627	1,069,512
Low Duration Fund	17,179,058	170,073
Real Return Asset Fund	168,484,976	1,893,771
Real Return Fund	139,613,281	1,510,616
RealEstateRealReturn Strategy Fund	29,192,606	268,280
Short-Term Fund	1,062,903	10,608
StocksPLUS® Fund	722,108	7,495
StocksPLUS® Total Return Fund	4,502,870	52,774
Total Return Fund	87,341,602	902,239
Total Return Mortgage Fund	26,839,768	281,012

Total PIMCO Funds (Cost $11,466,538)		11,332,319

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.2%

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $18,875. Repurchase proceeds are $18,511.)	$18,504	18,504

Total Short-Term Instruments (Cost $18,504)		18,504

Total Investments 99.6% (Cost $11,485,042)		$11,350,823

Other Assets and Liabilities (Net) 0.4%		46,736

Net Assets 100.0%		$11,397,559

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

16  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

All Asset All Authority Fund (a)

March 31, 2006

	Shares	Value (000s)
PIMCO FUNDS (b) 121.0%

CommodityRealReturn Strategy Fund®	1,415,503	$19,860
Convertible Fund	35,920	453
Developing Local Markets Fund	7,791,390	81,498
Emerging Markets Bond Fund	5,542,901	61,748
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	2,128,704	25,736
Floating Income Fund	3,307,039	34,360
Foreign Bond Fund (Unhedged)	966,054	9,564
Fundamental IndexPLUS TR Fund	4,625,344	47,595
Global Bond Fund (Unhedged)	23,465	223
GNMA Fund	27,801	303
High Yield Fund	2,462,212	24,056
Japanese StocksPLUS® TR Strategy Fund	3,758,024	48,930
Long-Term U.S. Government Fund	6,691,921	70,131
Low Duration Fund	59	1
Real Return Asset Fund	13,163,380	147,956
Real Return Fund	10,860,104	117,506
RealEstateRealReturn
Strategy Fund	1,396,997	12,838
StocksPLUS® Total Return Fund	72	1
StocksPLUS® TR Short Strategy Fund	14,045,079	124,720
Total Return Fund	6,243,892	64,499
Total Return Mortgage Fund	49,285	516

Total PIMCO Funds (Cost $909,770)		892,494

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 0.1%

Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $780. Repurchase proceeds are $763.)	$763	763

Total Short-Term Instruments (Cost $763)		763

Total Investments 121.1% (Cost $910,533)		$893,257

Other Assets and Liabilities (Net) (21.1%)		(155,394)

Net Assets 100.0%		$737,863

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  17

Schedule of Investments

CommodityRealReturn Strategy Fund®

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
5.000% due 12/20/2012	$10,476	$10,563
6.725% due 12/20/2012	524	528

Total Bank Loan Obligations (Cost $11,000)		11,091

CORPORATE BONDS & NOTES 1.7%

Banking & Finance 1.9%

Atlantic & Western Re Ltd.
10.990% due 01/09/2007	29,300	29,045
11.240% due 01/09/2009	18,000	17,394
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	3,700	3,707
CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,785
Citigroup, Inc.
4.707% due 01/30/2009	11,200	11,205
Ford Motor Credit Co.
5.700% due 11/16/2006	5,000	4,986
5.880% due 03/21/2007	11,100	10,939
5.795% due 09/28/2007	1,200	1,152
5.800% due 01/12/2009	5,400	4,935
5.700% due 01/15/2010	800	711
General Electric Capital Corp.
4.930% due 12/12/2008	10,200	10,206
General Motors Acceptance Corp.
5.645% due 05/18/2006	2,300	2,294
5.500% due 01/16/2007	23,600	23,231
5.620% due 03/20/2007	2,500	2,450
5.550% due 07/16/2007	6,900	6,703
Kamp Re 2005 Ltd.
10.040% due 12/14/2007 (b)	5,000	3
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008	240	216
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	2,000	2,027
Pioneer 2002 Ltd.
10.160% due 06/15/2006	500	501
10.910% due 06/15/2006	3,000	3,025
Rabobank Nederland
4.640% due 01/15/2009	9,200	9,205
Residential Reinsurance Ltd.
9.770% due 06/08/2006	500	492
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	97
Vita Capital Ltd.
5.880% due 01/01/2007	6,200	6,206
5.930% due 01/01/2010	5,500	5,387

		179,902

Industrials 0.2%

El Paso Corp.
7.625% due 08/16/2007	1,300	1,329
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	267
9.250% due 03/30/2018	8,300	10,230
8.625% due 02/01/2022	200	236
Williams Cos., Inc.
6.375% due 10/01/2010	20,000	19,900

		31,962

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	103

Total Corporate Bonds & Notes (Cost $218,219)		211,967

MUNICPAL BONDS & NOTES 0.2%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.375% due 06/01/2032	1,200	1,289
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023	1,420	1,434
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.616% due 01/01/2036 (e)	730	747
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (e)	1,270	1,308
Connecticut State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 03/01/2013	3,190	3,407
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,704
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,203
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	445	469
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	2,300	2,573
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (e)	1,270	1,294
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,253
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Notes, Series 2001
6.375% due 05/15/2028	1,000	1,077
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026	3,250	3,548

Total Municipal Bonds & Notes (Cost $19,222)		21,306

STRUCTURED NOTES 11.2%

AIG - FP: DJAIG Commodity Linked Index Total Return Index
5.000% due 12/20/2006	150,000	149,940
4.850% due 02/28/2007	103,000	103,000
Barclays Bank PLC: DJAIG Commodity Linked Index Total Return Index
0.000% due 03/22/2007	20,000	19,133
4.900% due 05/04/2007	100,000	101,090
4.730% due 05/07/2007	150,000	150,137
CDC IXIS: DJAIG Commodity Linked Total Return
4.602% due 04/09/2007	98,000	98,000
4.602% due 04/30/2007	100,000	109,891
Credit Suisse First Boston New York: DJAIG Commodity Linked Index Total Return Index
4.864% due 05/07/2007	$50,000	$52,336
JP Morgan: DJAIG Commodity Linked Index Total Return Index
4.120% due 02/12/2007	100,000	90,921
4.679% due 04/30/2007	124,000	123,917
Lehman Brothers: DJAIG Commodity Linked Total Return Index
4.850% due 05/08/2007	100,000	104,594
Morgan Stanley: DJAIG Commodity Linked Index Total Return Index
4.738% due 02/01/2007	100,000	92,462
4.120% due 02/03/2007	24,000	22,788
4.730% due 04/30/2007	98,000	98,077

Total Structured Notes (Cost $1,317,000)		1,316,286

U.S. GOVERNMENT AGENCIES 8.3%

Fannie Mae
4.655% due 04/01/2035	826	821
4.675% due 05/01/2035	1,737	1,706
4.818% due 09/01/2044-10/01/2044 (d)	11,303	11,365
4.948% due 03/25/2036	5,600	5,609
5.000% due 07/01/2035-05/11/2036 (d)	78,214	74,465
5.500% due 04/12/2036-05/11/2036 (d)	888,200	866,676
5.950% due 02/25/2044	15,903	15,832

Total U.S. Government Agencies (Cost $983,171)		976,474

U.S. TREASURY OBLIGATIONS 108.3%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	251,804	254,578
3.625% due 01/15/2008	981,856	1,008,973
3.875% due 01/15/2009	752,241	787,796
4.250% due 01/15/2010	671,458	721,634
0.875% due 04/15/2010	1,109,857	1,051,591
3.500% due 01/15/2011	482,883	510,593
3.375% due 01/15/2012	5,305	5,626
3.000% due 07/15/2012	1,183,570	1,233,733
1.875% due 07/15/2013	552,764	536,937
2.000% due 01/15/2014	862,848	842,390
2.000% due 07/15/2014	886,604	864,958
1.625% due 01/15/2015	427,795	403,849
1.875% due 07/15/2015	867,646	834,703
2.375% due 01/15/2025	1,261,896	1,268,552
2.000% due 01/15/2026	431,941	409,467
3.625% due 04/15/2028	838,458	1,030,910
3.875% due 04/15/2029	627,382	805,402
3.375% due 04/15/2032	83,795	103,251
U.S. Treasury Bonds
8.875% due 08/15/2017	20,000	26,711
6.250% due 08/15/2023	3,000	3,403
6.625% due 02/15/2027	13,400	16,074
4.500% due 02/15/2036	47,800	44,865
U.S. Treasury Notes
3.875% due 09/15/2010	29,640	28,520
4.125% due 05/15/2015	6,900	6,522
4.500% due 11/15/2015	1,500	1,456

Total U.S. Treasury Obligations (Cost $13,103,982)		12,802,494

18  PIMCO Funds Annual Report  |  3.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
MORTGAGE-BACKED SECURITIES 0.3%

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		$3,215	$3,204
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		10,184	10,223
GSR Mortgage Loan Trust
4.541% due 09/25/2035		28,641	28,002

Total Mortgage-Backed Securities (Cost $41,854)			41,429

ASSET-BACKED SECURITIES 0.5%

AAA Trust
4.918% due 11/26/2035		1,663	1,666
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 01/25/2036		4,330	4,333
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		1,660	1,661
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		400	400
First NLC Trust
4.938% due 02/25/2036		12,175	12,182
GSR Mortgage Loan Trust
4.918% due 12/25/2030		1,808	1,809
Mastr Asset-Backed Securities Trust
4.898% due 01/25/2036		3,911	3,914
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		9,224	9,224
Quest Trust
4.998% due 03/25/2035		300	301
Residential Asset Securities Corp.
4.892% due 06/25/2027		2,800	2,802
4.908% due 01/25/2036		4,537	4,541
SLM Student Loan Trust
4.643% due 07/25/2013		785	785
Soundview Home Equity Loan Trust
4.918% due 12/25/2035		4,440	4,443
4.888% due 02/25/2036		4,011	4,014
4.910% due 04/25/2036		1,700	1,701
WFS Financial Owner Trust
3.590% due 10/19/2009		8,500	8,384

Total Asset-Backed Securities (Cost $62,126)			62,160

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.188% due 04/15/2006		40	40
5.250% due 04/15/2009		41	41
5.250% due 04/15/2012		8,259	8,276
Mexico Government International Bond
6.375% due 01/16/2013		413	424
Russia Government International Bond
10.000% due 06/26/2007		4,000	4,219

Total Sovereign Issues (Cost $12,666)			13,000

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.8%

Canadian Government Bond
3.000% due 12/01/2036 (c)	C$	21,225	24,466
Finland Government Bond
2.750% due 07/04/2006		EC 34,000	41,213
France Government Bond
3.000% due 07/25/2012 (c)		10,823	14,349
3.150% due 07/25/2032 (c)		1,061	1,663
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,204	5,267
Pylon Ltd.
4.204% due 12/18/2008	EC	2,600	3,192
6.604% due 12/22/2008		4,300	5,275

Total Foreign Currency-Denominated Issues (Cost $89,698)			95,425

	Notional Amount (000s)

PURCHASED PUT OPTIONS (l) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	29,500	1,226

Total Purchased Put Options (Cost $864)			1,226

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (l) 5.5%

Commercial Paper 0.8%

Cox Communications, Inc.
4.720% due 07/17/2006		$12,300	12,120
Freddie Mac
4.650% due 04/03/2006		60,000	60,000
UBS Finance Delaware LLC
4.830% due 04/03/2006		27,100	27,100

			99,220

Tri-Party Repurchase Agreement 0.0%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $4,170. Repurchase proceeds are $4,087.)		4,086	4,086

Belgium Treasury Bills 1.6%

2.097% due 04/13/2006-09/14/2006 (d)	EC	157,960	188,904

Germany Treasury Bills 1.4%

2.624% due 07/12/2006-08/16/2006 (d)	EC	138,840	$165,443

Netherlands Treasury Bills 0.9%

2.394% due 04/28/2006		88,300	106,828

U.S. Treasury Bills 0.8%

4.529% due 06/01/2006- 06/15/2006 (d)(f)(g)(h)		$91,830	90,912

Total Short-Term Instruments (Cost $653,242)			655,393

Total Investments (a) 137.1% (Cost $16,513,044)			$16,208,251

Written Options (j) (0.0%) (Premiums $1,431)			(1,943)

Other Assets and Liabilities (Net) (37.1%)			(4,384,844)

Net Assets 100.0%			$11,821,464

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,335,858 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Residual Interest bond.
(f)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $4,751 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(h)	Securities with an aggregate market value of $19,833 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,071	$(1,280)
90-Day Eurodollar December Futures	Long	12/2007	1,995	(1,094)
90-Day Eurodollar June Futures	Long	06/2007	3,066	(2,306)
90-Day Eurodollar March Futures	Long	03/2007	1,466	(1,741)
90-Day Eurodollar March Futures	Long	03/2008	1,609	(618)
90-Day Eurodollar September Futures	Long	09/2007	3,066	(2,134)
Euro-Bund 10-Year Note June Futures	Short	06/2006	1,046	1,217
U.S. Treasury 10-Year Note June Futures	Long	06/2006	5,386	(7,368)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	3,841	10,363
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,193	(2,910)

				$(7,871)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  19

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

March 31, 2006

(i)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$97
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		41,300	(148)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	123
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	(313)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(133)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	4,900	10
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(192)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	58
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	134
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	(76)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	(182)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		70,600	2,482
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	2,818
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	43
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$314,200	6,444
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		74,100	1,345
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		48,550	(293)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		301,200	6,183
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		85,800	1,760
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		113,100	1,507
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		155,700	3,193
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,000	253
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		170,000	(1,027)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		95,900	119
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		154,400	(933)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		115,800	2,034

							$25,306

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007	$3,000	$4
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	2,500	28
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	3,900	(23)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	3,400	(21)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	3,000	48
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,000	63
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	2,000	24
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,600	(27)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	1,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	28
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	(144)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	(99)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	(18)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	(2)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	(2)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	16
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	5,000	52
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	(24)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,500	4
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	3,300	(13)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	105
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	(163)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	21
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	9
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	(79)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	17

20  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	$5,600	$(17)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,900	(7)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	93
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	(50)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	3,000	(16)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	5,300	(35)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	1,000	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	(14)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	4,400	112
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	(18)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,100	(12)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	10,000	(67)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	(5)

						$(143)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
ABN AMRO Bank, N.V.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	208,500,000	$3,796
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	108,350,000	1,974
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,507,600,000	27,386
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,663,480,895	30,247
Goldman Sachs & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	250,000,000	4,551
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	79,070,000	1,441
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/17/2006	3,090,160,000	50,392
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	15,540,000	283
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	15,900,000	289
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	54,690,000	993
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	1,085,000,000	19,729

					$141,081

(j)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	676	$357	$11
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	676	378	718
Put - CBOT U.S. Treasury 30-year Bond June Futures	110.000	05/26/2006	733	696	1,214

				$1,431	$1,943

(k)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.000%	11/15/2007	$1,000	$972	$983
U.S. Treasury Note	3.375%	02/15/2008	75,000	73,130	73,450
U.S. Treasury Note	4.750%	05/15/2014	110,200	109,863	111,382

				$183,965	$185,815

*	Market value includes $2,501 of interest payable on short sales.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

March 31, 2006

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	495	05/2006	$5	$ 0	$5
Sell	C$	19,936	05/2006	16	0	16
Sell	EC	414,710	04/2006	938	(1,205)	(267)
Buy	JY	10,171,551	05/2006	264	0	264
Buy	PZ	2,748	09/2006	0	(5)	(5)
Buy	RR	23,123	09/2006	0	(2)	(2)
Buy	SV	24,660	09/2006	0	(1)	(1)

				$1,223	$ (1,213)	$10

22  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Fundamental IndexPLUS TR Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.9%

Banking & Finance 9.0%

American International Group, Inc.
5.050% due 10/01/2015	$100	$96
Bear Stearns Cos., Inc.
4.810% due 04/29/2008	3,400	3,409
5.050% due 03/30/2009	2,100	2,101
CIT Group Holdings, Inc.
4.810% due 01/30/2009	3,600	3,604
CIT Group, Inc.
4.980% due 11/03/2010	1,400	1,405
Citigroup, Inc.
4.200% due 12/20/2007	2,700	2,653
4.730% due 05/02/2008	5,000	5,005
5.000% due 12/26/2008	2,000	2,001
Export-Import Bank of China
4.875% due 07/21/2015	100	94
Ford Motor Credit Co.
5.880% due 03/21/2007	1,100	1,084
Goldman Sachs Group, Inc.
4.669% due 10/05/2007	2,500	2,507
5.025% due 12/22/2008	1,300	1,301
HBOS PLC
5.920% due 09/29/2049	100	97
HSBC Bank USA N.A.
4.710% due 07/28/2008	3,100	3,104
HSBC Finance Corp.
5.040% due 09/15/2008	300	301
John Deere Capital Corp.
5.045% due 06/28/2006	300	300
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	900	902
Morgan Stanley
4.854% due 01/22/2009	2,600	2,603
4.830% due 02/09/2009	2,500	2,504
Petroleum Export Ltd.
5.265% due 06/15/2011	98	96
Resona Bank Ltd.
5.850% due 09/29/2049	200	194
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	1,200	1,201
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	1,400	1,401
SLM Corp.
4.833% due 07/25/2008	5,300	5,319
Textron Financial Corp.
4.891% due 10/06/2006	3,900	3,911
USB Capital IX
6.189% due 03/29/2049	200	198

		47,391

Industrials 3.8%

DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	4,700	4,715
General Electric Co.
4.910% due 12/09/2008	3,600	3,601
HJ Heinz Co.
6.428% due 12/01/2020	100	102
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	1,200	1,201
Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	383
Safeway, Inc.
5.315% due 03/27/2009	5,200	5,203
Tyco International Group S.A.
5.800% due 08/01/2006	4,020	4,025
Williams Cos., Inc.
6.375% due 10/01/2010	700	697

		19,927

Utilities 1.1%

BellSouth Corp.
4.258% due 04/26/2021	700	700
Florida Power Corp.
5.141% due 11/14/2008	3,300	3,303
Midamerican Energy Holdings Co.
6.125% due 04/01/2036	600	589
Ras Laffan Liquefied Natural Gas Corp.
5.838% due 09/30/2027	250	239
Southern California Edison Co.
4.767% due 02/02/2009	800	801

		5,632

Total Corporate Bonds & Notes (Cost $73,017)		72,950

MUNICIPAL BONDS & NOTES 1.0%

Henderson, Nevada General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 06/01/2035	1,301	1,434
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	300	301
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	110
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	671
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.000% due 06/15/2033	969	995
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,500	1,538

Total Municipal Bonds & Notes (Cost $5,030)		5,049

U.S. GOVERNMENT AGENCIES 48.6%

Fannie Mae
4.362% due 03/01/2035	432	428
4.401% due 10/01/2034	537	531
4.442% due 07/01/2034	1,666	1,637
4.464% due 01/01/2035	2,000	1,957
4.500% due 08/01/2035	2,398	2,348
4.524% due 07/01/2035	2,211	2,184
4.555% due 09/01/2035	1,171	1,158
4.619% due 09/01/2035	2,534	2,506
4.640% due 07/01/2035	1,788	1,771
4.689% due 02/25/2036	200	196
4.691% due 10/01/2035	1,181	1,172
4.695% due 12/01/2033	1,210	1,199
4.727% due 12/01/2033	1,010	1,000
4.837% due 06/01/2035	2,393	2,361
4.868% due 09/25/2035	653	654
5.000% due 06/25/2027 - 05/11/2036 (b)	37,047	35,314
5.013% due 06/01/2035	2,482	2,475
5.168% due 09/25/2042	1,584	1,593
5.500% due 07/01/2035 - 05/11/2036 (b)	177,908	173,632
5.616% due 11/01/2035	737	754
6.000% due 04/12/2036	2,000	2,000
Freddie Mac
4.403% due 09/01/2035	1,226	1,206
4.500% due 10/15/2022	2,401	2,374
4.718% due 06/01/2035	2,810	2,738
4.719% due 08/01/2035	2,200	2,163
4.818% due 02/25/2045	242	243
4.822% due 10/01/2035	1,662	1,652
4.904% due 11/01/2034	1,739	1,712
5.000% due 04/15/2012 - 01/15/2024 (b)	4,806	4,787
5.078% due 08/25/2031	443	445
5.149% due 06/15/2018	250	250
Government National Mortgage Association
4.000% due 07/16/2027	343	339

Total U.S. Government Agencies (Cost $256,837)		254,779

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	1,052	1,058
2.000% due 01/15/2026	2,798	2,652
3.625% due 04/15/2028	245	301

Total U.S. Treasury Obligations (Cost $4,187)		4,011

MORTGAGE-BACKED SECURITIES 6.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	490	477
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035	2,462	2,427
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	392	387
4.900% due 12/25/2035	981	977
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	3,977	3,903
4.861% due 02/25/2036	4,577	4,592
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	288	285
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	775	768
4.969% due 11/15/2019	1,151	1,151
GSR Mortgage Loan Trust
4.541% due 09/25/2035	2,463	2,408
Indymac Index Mortgage Loan Trust
5.206% due 01/25/2036	1,402	1,394
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	939	932
Mellon Residential Funding Corp.
5.189% due 12/15/2030	4,313	4,315
Structured Adjustable Rate Mortgage Loan Trust
5.018% due 06/25/2034	63	63
5.358% due 08/25/2034	1,762	1,757
5.288% due 01/25/2035	1,876	1,889
4.918% due 04/25/2035	39	39
Structured Asset Mortgage Investments, Inc.
5.098% due 02/25/2035	499	499
Structured Asset Securities Corp.
4.918% due 09/25/2035	3,741	3,744
Washington Mutual, Inc.
4.814% due 05/25/2041	554	557
5.108% due 10/25/2045	282	284
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,587	1,572

Total Mortgage-Backed Securities (Cost $34,517)		34,420

ASSET-BACKED SECURITIES 7.7%

AAA Trust
4.918% due 11/26/2035	353	354
ACE Securities Corp.
4.928% due 10/25/2035	2,020	2,022

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Argent Securities, Inc.
4.938% due 10/25/2035		$490	$490
4.958% due 12/25/2035		1,576	1,577
Asset-Backed Funding Certificates
4.938% due 06/25/2035		1,241	1,242
4.928% due 08/25/2035		965	966
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035		62	62
4.918% due 07/25/2035		113	113
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 01/25/2029		172	172
5.018% due 09/25/2034		194	194
Citigroup Mortgage Loan Trust, Inc.
4.918% due 07/25/2035		175	175
4.928% due 09/25/2035		468	468
Countrywide Asset-Backed Certificates
4.918% due 08/25/2035		517	518
FBR Securitization Trust
4.938% due 09/25/2035		1,508	1,509
4.958% due 09/25/2035		638	638
4.928% due 10/25/2035		955	956
4.938% due 10/25/2035		1,153	1,154
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		307	308
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		815	813
Fremont Home Loan Trust
4.908% due 01/25/2036		848	849
GSAMP Trust
4.928% due 09/25/2035		1,842	1,843
4.928% due 01/25/2036		500	500
GSR Mortgage Loan Trust
4.918% due 12/25/2030		904	905
Home Equity Asset Trust
4.928% due 02/25/2036		3,159	3,162
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		1,046	1,047
4.938% due 09/25/2035		640	640
4.908% due 01/25/2036		1,098	1,098
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2035		336	336
Metris Master Trust
5.096% due 11/20/2009		800	801
Morgan Stanley Asset-Backed Capital
4.998% due 05/25/2034		113	113
New Century Home Equity Loan Trust
4.928% due 09/25/2035		563	563
Nissan Auto Receivables Owner Trust
4.170% due 01/15/2008		600	598
Option One Mortgage Loan Trust
4.918% due 08/25/2035		348	348
Park Place Securities, Inc.
4.928% due 08/25/2035		501	501
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		167	168
Quest Trust
4.898% due 12/25/2035		311	311
Renaissance Home Equity Loan Trust
4.968% due 10/25/2035		635	635
Residential Asset Mortgage Products, Inc.
4.928% due 10/25/2025		1,741	1,742
4.918% due 03/25/2035		1,127	1,127
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		590	591
SACO I, Inc.
4.928% due 09/25/2033		521	522
4.928% due 09/25/2035		843	843
SLM Student Loan Trust
4.960% due 03/15/2013		233	233
4.643% due 07/25/2013		950	951
4.633% due 01/26/2015		1,086	1,085
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		219	219
4.918% due 07/25/2035		149	149
4.928% due 11/25/2035		1,047	1,048
Structured Asset Securities Corp.
4.918% due 08/25/2035		453	453
4.948% due 12/25/2035		1,819	1,820
Wachovia Auto Owner Trust
4.820% due 02/20/2009		1,100	1,098

Total Asset-Backed Securities (Cost $40,011)			40,030

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		100	95

Total Sovereign Issues (Cost $99)			95

	Notional Amount (000s)

PURCHASED CALL OPTIONS (h) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650%
Exp. 06/12/2006	BP	2,000	1
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		4,100	0
Strike @ 4.750% Exp. 05/02/2006		10,000	0
Strike @ 4.500% Exp. 08/07/2006		12,000	1
Strike @ 4.750% Exp. 08/07/2006		12,000	4
Strike @ 4.750% Exp. 08/08/2006		4,000	1
Strike @ 4.500% Exp. 10/04/2006		7,600	2
Strike @ 4.250% Exp. 10/11/2006		5,000	0
Strike @ 4.250% Exp. 10/12/2006		5,000	0
Strike @ 4.500% Exp. 10/18/2006		9,000	3
Strike @ 4.250% Exp. 10/19/2006		2,000	0
Strike @ 4.250% Exp. 10/24/2006		3,000	0
Strike @ 4.250% Exp. 10/25/2006		6,000	1
Strike @ 4.800% Exp. 12/22/2006		14,000	22
Strike @ 5.000% Exp. 03/08/2007		21,000	74

Total Purchased Call Options (Cost $458)			109

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		500	3
Strike @ JY115.000 Exp. 05/26/2006		2,400	20
Strike @ JY116.000 Exp. 05/26/2006		1,100	11

	# of Contracts

Fannie Mae (OTC) 5.500% due 06/13/2036
Strike @ $88.000 Exp. 06/06/2006		34,000	1
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		234	1
Strike @ $92.000 Exp. 12/18/2006		500	3
Strike @ $92.750 Exp. 12/18/2006		249	2
Strike @ $91.750 Exp. 12/18/2006		16	0
Strike @ $92.500 Exp. 12/18/2006		212	1
90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 06/19/2006		32	0
Strike @ $93.250 Exp. 06/19/2006		120	1
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		175	1
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		112	1

Total Purchased Put Options (Cost $84)			45

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (h) 52.8%

Commercial Paper 45.4%

ASB BANK LTD
4.795% due 06/14/2006		$13,300	13,166
Bank of Ireland
4.680% due 05/23/2006		13,900	13,810
Barclays U.S. Funding Corp.
4.675% due 05/22/2006		6,400	6,359
4.710% due 05/30/2006		600	596
4.840% due 06/27/2006		8,900	8,794
BNP Paribas Finance
4.430% due 04/20/2006		9,300	9,281
4.660% due 05/22/2006		2,600	2,583
Cox Communications, Inc.
4.720% due 07/17/2006		300	296
Danske Corp.
4.420% due 04/06/2006		2,600	2,599
4.490% due 04/24/2006		11,900	11,869
4.840% due 06/27/2006		600	593
Dexia Delaware LLC
4.425% due 04/04/2006		2,200	2,200
4.840% due 06/27/2006		13,700	13,537
DnB NORBank ASA
4.470% due 04/28/2006		8,300	8,274
4.755% due 06/13/2006		7,300	7,227
ForeningsSparbanken AB
4.605% due 05/09/2006		800	796
4.790% due 06/14/2006		3,800	3,762
Freddie Mac
4.650% due 04/03/2006		9,000	9,000
General Electric Capital Corp.
4.870% due 06/29/2006		12,100	11,953
HBOS Treasury Services PLC
4.670% due 05/23/2006		4,300	4,272
4.795% due 06/14/2006		11,000	10,889
IXIS Commercial Paper Corp.
4.690% due 06/05/2006		2,600	2,577
Nordea N.A., Inc.
4.430% due 04/06/2006		3,600	3,599
4.605% due 05/09/2006		1,100	1,095

24  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Rabobank USA Financial Corp.
4.830% due 04/03/2006		$12,000	$12,000
Skandinaviska Enskilda Banken AB
4.830% due 06/22/2006		14,400	14,239
4.840% due 06/22/2006		1,500	1,483
Societe Generale N.A.
4.420% due 04/04/2006		1,100	1,100
4.430% due 04/20/2006		3,600	3,592
4.670% due 05/23/2006		900	894
4.760% due 06/12/2006		9,700	9,605
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		14,400	14,396
UBS Finance Delaware LLC
4.430% due 04/10/2006		2,900	2,897
4.480% due 04/20/2006		2,500	2,495
4.440% due 04/28/2006		1,400	1,396
4.480% due 05/10/2006		7,900	7,864
4.670% due 05/23/2006		500	497
Westpac Capital Corp.
4.700% due 05/23/2006		700	695
4.780% due 06/05/2006		700	694
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		2,900	2,891
4.660% due 05/22/2006		11,700	11,626

			237,491

Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,359. Repurchase proceeds are $3,290.)		3,289	3,289

France Treasury Bills 0.5%

2.634% due 07/20/2006	EC	2,330	2,801

Germany Treasury Bills 5.7%

2.653% due 08/16/2006		24,960	29,944

U.S. Treasury Bills 0.6%

4.499% due 06/01/2006-06/15/2006 (b)(d)		$3,227	3,196

Total Short-Term Instruments (Cost $276,508)			276,721

Total Investments (c) 131.4% (Cost $690,748)			$688,209

Written Options (g) (0.2%) (Premiums $970)			(893)

Other Assets and Liabilities (Net) (31.2%)			(163,521)

Net Assets 100.0%			$523,795

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal amount of security is adjusted for inflation.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $3,461 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $3,196 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	220	$(233)
90-Day Eurodollar December Futures	Long	12/2007	390	(339)
90-Day Eurodollar June Futures	Long	06/2007	515	(484)
90-Day Eurodollar March Futures	Long	03/2007	476	(499)
90-Day Eurodollar March Futures	Long	03/2008	35	(1)
90-Day Eurodollar September Futures	Long	09/2007	508	(455)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	102	67
S&P 500 Emini Index June Futures	Long	06/2006	17	(3)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	165	(146)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	104	(388)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	39	(33)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ 95.500	Short	12/2006	9	(2)

				$(2,516)

(e)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$3,000	$0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	1,000	0
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	2,000	(1)

		$(1)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  25

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

March 31, 2006

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	500	$(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,400	5
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		$2,500	(133)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		6,500	(40)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		600	(8)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		3,400	(183)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		700	(14)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		10,800	(144)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		1,600	(13)

							$(531)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$900	$(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	700	(4)
Credit Suisse First Boston	Multiple reference entities ofGazprom	Sell	0.720%	04/20/2006	1,600	6
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	700	(12)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	1,800	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	1,000	15
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	(4)

						$(13)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	$1,278,641	$1,722
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	06/30/2006	937,703	1,249
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	2,454,733	3,316

					$6,287

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	19	$4	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/26/2006	78	15	5
Call - CBOT U.S. Treasury 10- Year Note June Futures	108.000	05/26/2006	15	3	3
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	16	4	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	154	32	41
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	81	63	107
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	47	31	43
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	327	256	454
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	13	16	25
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	16	15	22
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	9	5	7
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	16	19	31

			Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY 112.000	05/18/2006	$500	2	1
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	800	4	2
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	1600	12	3

				$481	$744

26  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call -OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	500	$7	$2
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		5,100	25	35
Call -OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$1,000	7	0
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	1
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	23
Call -OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		6,000	59	50
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		1,800	14	0
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		4,000	25	0
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		5,000	41	5
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		2,000	15	0
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		4,000	39	4
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		3,000	21	1
Call -OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		2,000	15	0
Call -OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	7	0
Call -OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		5,000	32	1
Call -OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		2,000	19	2
Call -OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	1
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	24
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		1,000	7	0

								$489	$149

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY 3,997	03/2007	$0	$(1)	$(1)
Sell	EC 24,706	04/2006	0	(221)	(221)
Buy	794	06/2006	3	0	3
Buy	JY 333,857	05/2006	3	(1)	2

			$6	$(223)	$(217)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  27

Schedule of Investments

International StocksPLUS® TR Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
6.561% due 12/20/2012	$2,857	$2,881
6.575% due 12/20/2012	143	144

Total Bank Loan Obligations (Cost $3,000)		3,025

CORPORATE BONDS & NOTES 1.4%

Banking & Finance 0.8%

Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42
Ford Motor Credit Co.
7.000% due 10/01/2013	1,100	985
Rabobank Nederland
4.622% due 01/15/2009	1,900	1,901
Santander U.S. Debt S.A. Unipersonal
4.740% due 02/06/2009	2,300	2,301

		5,229

Industrials 0.3%

Cox Communications, Inc.
4.407% due 12/14/2007	500	504
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007	900	903
Williams Cos., Inc.
6.375% due 10/01/2010	200	199

		1,606

Utilities 0.3%

AT&T, Inc.
4.125% due 09/15/2009	500	479
NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,126
		1,605

Total Corporate Bonds & Notes (Cost $8,497)		8,440

MUNICIPAL BONDS & NOTES 1.1%

Akron, Ohio Income Tax Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 12/01/2033	70	72
Austin, Texas State University Systems Financing Revenue Bonds, (FSA Insured), Series 2004
5.000% due 03/15/2034	1,020	1,054
Austin, Texas State University Systems Financing Revenue Notes, (FSA Insured), Series 2004
5.000% due 03/15/2030	1,020	1,058
California State Economic Recovery General Obligation Notes, (MBIA Insured), Series 2005
6.710% due 07/01/2012	150	171
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2004
5.000% due 02/15/2026	100	104
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.660% due 06/15/2034	510	538
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (e)	2,265	2,308
Texas State General Obligation Bonds, Series 2005
6.896% due 04/01/2035	150	151
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	923

Total Municipal Bonds & Notes (Cost $6,327)		6,379

U.S. GOVERNMENT AGENCIES 64.8%

Fannie Mae
3.500% due 05/25/2009- 04/25/2017 (c)	341	339
4.000% due 08/25/2009	798	794
4.197% due 11/01/2034	1,670	1,644
4.441% due 02/01/2035	1,283	1,270
4.535% due 11/28/2035	1,670	1,671
4.541% due 05/25/2034	10	10
4.567% due 03/25/2036	5,100	5,108
4.629% due 08/01/2035	1,116	1,108
4.678% due 10/01/2044	587	591
4.680% due 10/01/2035	1,265	1,254
4.683% due 07/01/2035	2,585	2,539
4.687% due 10/01/2035	1,310	1,299
4.701% due 03/25/2034	78	78
4.715% due 10/01/2035	1,328	1,321
4.818% due 09/01/2044- 10/01/2044 (c)	11,622	11,686
4.831% due 08/25/2030	253	253
4.841% due 02/01/2034	1,097	1,081
4.905% due 09/01/2035	2,422	2,407
4.931% due 09/25/2042	1,260	1,267
5.000% due 04/25/2014- 05/11/2036 (c)	12,158	11,682
5.375% due 11/25/2023	349	360
5.454% due 07/01/2032	173	173
5.500% due 02/01/2024- 05/11/2036 (c)	321,127	313,444
5.650% due 09/01/2031	5	6
6.094% due 04/25/2024	297	308
Freddie Mac
2.750% due 02/15/2012	755	750
3.500% due 03/15/2010- 01/15/2023 (c)	6,061	5,940
4.000% due 05/15/2016	2,100	2,058
4.410% due 09/01/2035	3,395	3,339
4.500% due 09/15/2020	1,277	1,261
4.678% due 10/25/2044	500	503
4.949% due 10/15/2020	1,327	1,329
5.000% due 08/15/2018- 09/01/2035 (c)	8,147	8,067
5.099% due 06/15/2031	2,091	2,091
5.149% due 05/15/2029	56	56
5.500% due 08/15/2030- 05/01/2035 (c)	4,507	4,408
Government National Mortgage Association
5.125% due 11/20/2024	162	163
5.151% due 03/16/2032	60	61

Total U.S. Government Agencies (Cost $395,030)		391,719

U.S. TREASURY OBLIGATIONS 16.0%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	6,509	6,581
1.875% due 07/15/2013	3,887	3,776
1.875% due 07/15/2015	408	392
2.000% due 01/15/2016	2,298	2,230
U.S. Treasury Bonds
8.750% due 05/15/2017	9,000	11,881
8.875% due 08/15/2017	1,700	2,270
8.125% due 08/15/2019	900	1,168
U.S. Treasury Notes
3.500% due 02/15/2010	3,900	3,719
3.875% due 05/15/2010	48,660	46,949
3.625% due 06/15/2010	18,700	17,859

Total U.S. Treasury Obligations (Cost $98,310)		96,825

MORTGAGE-BACKED SECURITIES 8.2%

Banc of America Funding Corp.
4.627% due 02/20/2036	1,365	1,343
Banc of America Large Loan
4.949% due 11/15/2015	46	46
Banc of America Mortgage Securities
5.031% due 01/25/2034	300	302
5.000% due 05/25/2034	283	272
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,248	1,215
4.799% due 11/25/2035	638	629
Bear Stearns Alt-A Trust
5.424% due 05/25/2035	767	767
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	5,744	5,656
4.700% due 12/25/2035	1,861	1,837
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,100	1,080
4.780% due 10/25/2035	1,257	1,258
4.800% due 02/25/2036	2,594	2,602
4.861% due 02/25/2036	1,293	1,298
Countrywide Home Loan Mortgage Pass-Through Trust
4.851% due 04/25/2034	25	25
4.861% due 08/25/2034	151	151
4.901% due 03/25/2035	699	701
4.871% due 04/25/2035	798	800
Downey Savings & Loan Association Mortgage Loan Trust
5.387% due 07/19/2044	432	438
4.830% due 08/19/2045	2,722	2,728
First Horizon Alternative Mortgage Securities
4.501% due 03/25/2035	689	678
First Republic Mortgage Loan Trust
5.099% due 11/15/2031	226	227
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	271	267
GSR Mortgage Loan Trust
4.541% due 09/25/2035	638	624
5.500% due 11/25/2035	1,035	1,030
GSRPM Mortgage Loan Trust
5.281% due 01/25/2032	47	48
Harborview Mortgage Loan Trust
4.810% due 03/19/2036	2,095	2,097
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	433	430
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	614	594
Lehman XS Trust
4.910% due 04/25/2046	2,900	2,900
Residential Accredit Loans, Inc.
4.981% due 03/25/2033	256	257
4.986% due 03/25/2046	3,000	3,002
Residential Asset Securitization Trust
4.981% due 05/25/2033	445	448

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  28

		Principal Amount (000s)	Value (000s)
Structured Adjustable Rate Mortgage Loan Trust
5.288% due 01/25/2035		$1,054	$1,061
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035		1,197	1,197
1.000% due 03/25/2036		2,900	2,900
Washington Mutual, Inc.
4.851% due 12/25/2027		1,103	1,103
4.891% due 01/25/2045		669	673
4.901% due 01/25/2045		695	696
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034		75	75
3.989% due 01/25/2035		917	892
4.362% due 05/25/2035		557	548
4.950% due 03/25/2036		4,464	4,423

Total Mortgage-Backed Securities (Cost $49,377)			49,318

ASSET-BACKED SECURITIES 17.5%

ACE Securities Corp.
4.691% due 10/25/2035		544	544
4.651% due 12/25/2035		1,580	1,581
4.731% due 12/25/2035		1,700	1,701
4.640% due 02/25/2036		2,632	2,634
Ameriquest Mortgage Securities, Inc.
4.650% due 03/25/2035		2,638	2,640
Amortizing Residential Collateral Trust
4.871% due 07/25/2032		1	1
Argent Securities, Inc.
4.661% due 03/25/2036		2,109	2,110
4.892% due 05/25/2036		3,000	3,002
Bear Stearns Asset-Backed Securities, Inc.
4.661% due 11/25/2035		1,664	1,664
4.675% due 12/25/2035		2,542	2,542
Capital One Multi-Asset Execution Trust
4.320% due 04/15/2009		2,000	1,997
Chase Credit Card Master Trust
5.129% due 11/17/2008		2,600	2,603
Citigroup Mortgage Loan Trust, Inc.
4.661% due 12/27/2036		1,734	1,735
Countrywide Asset-Backed Certificates
4.640% due 02/25/2036		2,757	2,759
4.711% due 02/25/2036		2,158	2,159
4.710% due 03/25/2036		2,900	2,900
4.888% due 04/25/2036		2,897	2,898
GSAMP Trust
4.871% due 03/25/2034		288	288
4.671% due 11/25/2035		1,031	1,032
4.664% due 02/25/2036		2,848	2,850
4.891% due 04/25/2036		2,200	2,201
Home Equity Asset Trust
4.661% due 05/25/2036		1,543	1,543
Home Equity Mortgage Trust
4.661% due 04/25/2036		1,955	1,957
HSI Asset Securitization Corp. Trust
4.661% due 12/25/2035		2,185	2,187
Indymac Residential Asset Backed Trust
4.671% due 03/25/2036		2,033	2,034
JP Morgan Mortgage Acquisition Corp.
4.651% due 01/25/2026		1,716	1,717
4.790% due 02/25/2036		2,700	2,703
Long Beach Mortgage Loan Trust
4.671% due 01/25/2036		2,195	2,197
4.640% due 03/25/2036		2,900	2,900
Mastr Asset Backed Securities Trust
4.650% due 12/25/2035		2,425	2,426
4.661% due 01/25/2036		2,504	2,506
MASTR Asset-Backed Securities Trust
4.691% due 11/25/2035		2,260	2,262
MBNA Credit Card Master Note Trust
5.249% due 03/15/2010		3,000	3,019
Metris Master Trust
4.890% due 11/20/2009		1,500	1,501
Morgan Stanley Capital I
4.822% due 03/25/2036		2,900	2,902
Nelnet Student Loan Trust
4.730% due 08/23/2011		2,900	2,902
Quest Trust
5.141% due 06/25/2034		152	152
Residential Asset Mortgage Products, Inc.
4.661% due 12/25/2007		1,926	1,927
4.721% due 04/25/2026		8	8
4.751% due 05/25/2027		1,020	1,021
4.661% due 01/25/2036		1,848	1,849
Residential Asset Securities Corp.
4.661% due 10/27/2024		1,744	1,745
4.681% due 09/25/2025		288	288
4.854% due 06/25/2027		3,000	3,002
4.640% due 03/25/2036		1,789	1,789
SACO I, Inc.
4.830% due 01/25/2034		1,930	1,930
Securitized Asset Backed Receivables LLC Trust
4.651% due 10/25/2035		777	778
SLM Student Loan Trust
4.643% due 07/25/2013		908	909
Soundview Home Equity Loan Trust
4.651% due 02/25/2036		2,483	2,485
4.910% due 04/25/2036		3,000	3,001
4.890% due 05/25/2036		2,900	2,902
Structured Asset Securities Corp.
5.081% due 05/25/2032		28	29
4.900% due 04/25/2035		1,231	1,196
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		2,000	2,001
Truman Capital Mortgage Loan Trust
4.921% due 01/25/2034		26	26
USAA Auto Owner Trust
5.030% due 11/17/2007		2,200	2,199
Wells Fargo Home Equity Trust
4.751% due 09/25/2034		165	165

Total Asset-Backed Securities (Cost $105,991)			105,999

SOVEREIGN ISSUES 0.5%

Brazilian Government International Bond
10.271% due 06/29/2009		340	395
10.500% due 07/14/2014		80	100
8.000% due 01/15/2018		422	458
Hong Kong Government International Bond
5.125% due 08/01/2014		500	489
Mexico Government International Bond
10.375% due 02/17/2009		298	335
Panama Government International Bond
9.625% due 02/08/2011		258	299
Peru Government International Bond
9.125% due 02/21/2012		437	496
Russia Government International Bond
8.250% due 03/31/2010		240	254

Total Sovereign Issues (Cost $2,789)			2,826

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.0%

Republic of Germany
5.500% due 01/04/2031	EC	200	298

Total Foreign Currency-Denominated Issues (Cost $314)			298

		Notional Amount (000’ s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		2,800	0
Strike @ 4.750% Exp. 05/02/2006		6,500	0
Strike @ 4.750% Exp. 08/07/2006		7,200	3
Strike @ 4.500% Exp. 10/04/2006		3,500	1
Strike @ 4.250% Exp. 10/11/2006		3,000	0
Strike @ 4.500% Exp. 10/18/2006		5,100	2
Strike @ 4.250% Exp. 10/24/2006		2,300	0
Strike @ 4.250% Exp. 10/25/2006		4,700	0
Strike @ 4.730% Exp. 02/01/2007		20,200	32
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 02/01/2007		500	4

Total Purchased Call Options (Cost $209)			42

		# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $ 91.750 Exp. 12/18/2016		37	0

		Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		$500	3
Strike @ JY115.000 Exp. 05/26/2006		6,200	51
Strike @ JY112.000 Exp. 07/03/2006		21,000	263

Total Purchased Put Options (Cost $351)			317

		Shares

EXCHANGE-TRADED FUNDS 1.8%

iShares MSCI EAFE Index Fund		172,236	11,181

Total Exchange-Traded Funds (Cost $10,076)			11,181

		Principal Amount (000s)

SHORT-TERM INSTRUMENTS 35.1%

Commercial Paper 33.8%

Bank of Ireland
4.550% due 04/26/2006		$12,100	12,065
4.605% due 05/09/2006		3,900	3,882
4.680% due 05/23/2006		1,400	1,391
Barclays U.S. Funding Corp.
4.460% due 04/11/2006		9,300	9,291
4.500% due 04/17/2006		1,100	1,098
4.645% due 05/15/2006		5,700	5,669

29  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BNP Paribas Finance
4.420% due 04/04/2006	$2,300	$2,300
4.430% due 04/20/2006	2,800	2,794
4.480% due 05/10/2006	1,000	995
4.660% due 05/22/2006	2,300	2,285
Cox Communications, Inc.
4.720% due 07/17/2006	400	394
Danske Corp.
4.420% due 04/06/2006	4,300	4,298
4.490% due 04/24/2006	7,300	7,281
4.515% due 04/26/2006	900	897
4.840% due 06/27/2006	700	692
Dexia Delaware LLC
4.425% due 04/04/2006	5,900	5,899
4.600% due 05/09/2006	4,500	4,479
DnB NORBank ASA
4.440% due 04/21/2006	4,200	4,191
4.470% due 04/28/2006	700	698
ForeningsSparbanken AB
4.605% due 05/09/2006	8,500	8,461
Fortis Funding LLC
4.490% due 05/11/2006	9,300	9,256
Freddie Mac
4.354% due 05/16/2006	2,500	2,487
HBOS Treasury Services PLC
4.670% due 05/23/2006	12,000	11,922
IXIS Commercial Paper Corp.
4.530% due 05/08/2006	10,700	10,653
4.660% due 05/22/2006	6,400	6,359
Nordea N.A., Inc.
4.430% due 04/06/2006	5,500	5,498
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	11,100	11,068
4.665% due 05/23/2006	6,000	5,961
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006	6,200	6,195
4.840% due 06/22/2006	3,600	3,560
4.855% due 06/29/2006	7,500	7,409
Societe Generale N.A.
4.420% due 04/04/2006	2,200	2,200
4.430% due 04/20/2006	1,000	998
4.670% due 05/23/2006	7,800	7,749
UBS Finance Delaware LLC
4.430% due 04/10/2006	2,800	2,798
4.440% due 04/10/2006	300	300
4.415% due 04/17/2006	5,700	5,690
4.480% due 04/20/2006	1,600	1,597
4.505% due 04/24/2006	600	598
4.440% due 04/28/2006	1,200	1,196
4.600% due 05/08/2006	3,600	3,584
4.660% due 05/22/2006	1,400	1,391
Westpac Capital Corp.
4.700% due 05/23/2006	9,100	9,041
4.715% due 05/30/2006	3,000	2,978
Westpac Trust Securities NZ Ltd.
4.425% due 04/04/2006	1,000	1,000
4.440% due 04/28/2006	4,200	4,187

		204,735

Repurchase Agreement 0.7%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $4,355. Repurchase proceeds are $4,269.)	4,267	4,267

U.S. Treasury Bills 0.6%
4.488% due 06/01/2006- 06/15/2006 (c)(d)(f)	3,450	3,418

Total Short-Term Instruments (Cost $212,433)		212,420

Total Investments (a) 146.9% (Cost $892,704)		$888,789

Written Options (h) (0.0%) (Premiums $419)		(213)

Other Assets and Liabilities (Net) (46.9%)		(283,672)

Net Assets 100.0%		$604,904

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $49,194 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,239 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Residual Interest bond.
(f)	Securities with an aggregate market value of $1,188 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	66	$(83)
90-Day Eurodollar June Futures	Long	06/2006	33	(28)
90-Day Eurodollar March Futures	Long	03/2007	224	(145)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	50	(10)
Euro-Bund 10-Year Note June Futures	Long	06/2006	2	(3)
Japan Government 10-Year Bond June Futures	Long	06/2006	1	(10)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	964	(1,355)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	66	228

				$(1,406)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	1,000	$37
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2035		1,800	61
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	06/21/2036		800	65
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	1,900	80
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,400	61
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(3)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,428,000	127
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,800	(51)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		5,800	119
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,200	147
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		1,200	(81)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		7,200	(160)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2013		2,400	(70)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(211)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		4,500	(235)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		5,700	117
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		23,000	(500)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		800	(46)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		21,600	(435)

							$(991)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  30

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$500	$9
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540)%	07/25/2045	3,100	(9)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	300	(1)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260)%	09/20/2010	200	(7)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110)%	10/20/2010	100	(4)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	2
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200)%	10/20/2010	100	(4)

						$(13)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	04/12/2006	6,822,000	$19,833
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	09/15/2006	2,259,972	1,496

					$21,329

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	Notional Amounts	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JY112.000	05/18/2006	$500	$2	$1
Put - OTC U.S. dollar versus Japanese Yen	112.000	07/03/2006	21,000	117	120
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	4,200	22	9
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	2,000	15	4

				$156	$134

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$3,600	$37	$8
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	3,600	23	30
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	600	4	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	900	11	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	1,200	9	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	2,800	18	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	3,100	25	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	1,300	10	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	2,000	14	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,200	22	2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	700	5	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	600	7	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	8,700	71	34

							$263	$79

31  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

March 31, 2006

(i)	Short sales outstanding on March 31, 2006:

Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.000	04/12/2036	$2,000	$1,915	$1,904
U.S. Treasury Note	3.875	02/15/2013	600	567	570
U.S. Treasury Note	4.750	05/15/2014	300	299	303

				$2,781	$2,777

*	Market value includes $9 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	30,908	04/2006	$414	$0	$414
Sell		13,170	05/2006	277	0	277
Sell	BP	83,394	05/2006	1,314	(2)	1,312
Buy	CP	8,500	07/2006	0	0	0
Sell	DK	21,583	06/2006	0	(21)	(21)
Sell	EC	151,475	04/2006	0	(281)	(281)
Sell		5,370	06/2006	34	0	34
Sell	H$	47,691	04/2006	9	0	9
Buy	JY	400,000	04/2006	0	(13)	(13)
Sell		873,000	04/2006	0	(9)	(9)
Sell		16,333,332	05/2006	368	0	368
Sell	N$	323	04/2006	10	0	10
Sell	NK	25,660	06/2006	0	(77)	(77)
Buy	S$	1,350	04/2006	8	0	8
Sell		5,193	08/2006	0	(24)	(24)
Sell	SF	52,215	06/2006	46	0	46
Sell	SK	100,630	06/2006	0	(148)	(148)

				$2,480	$(575)	$1,905

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  32

Schedule of Investments

Real Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
6.726% due 12/20/2012	$667	$672
6.880% due 12/20/2012	13,333	13,443

Total Bank Loan Obligations (Cost $14,000)		14,115

CORPORATE BONDS & NOTES 2.9%

Banking & Finance 2.2%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	5,500	5,510
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,776
Citigroup, Inc.
4.310% due 05/02/2008	14,100	14,115
4.707% due 01/30/2009	16,200	16,207
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,518
Ford Motor Credit Co.
5.880% due 03/21/2007	20,900	20,597
5.795% due 09/28/2007	10,000	9,602
General Electric Capital Corp.
4.930% due 12/12/2008	12,700	12,707
General Motors Acceptance Corp.
5.645% due 05/18/2006	6,200	6,183
5.500% due 01/16/2007	18,400	18,112
5.550% due 07/16/2007	11,840	11,501
6.125% due 08/28/2007	870	844
Kamp Re 2005 Ltd.
10.040% due 12/14/2007 (b)	5,000	3
Parametric Re Ltd.
6.640% due 11/19/2007	11,500	11,727
8.880% due 05/19/2008	1,500	1,526
Phoenix Quake Ltd.
6.980% due 07/03/2008	50,550	51,362
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008	13,750	12,396
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	9,000	9,120
Pioneer 2002 Ltd.
10.160% due 06/15/2006	500	501
10.910% due 06/15/2006	1,400	1,412
12.410% due 06/15/2006	5,000	5,021
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,025
Rabobank Nederland
4.640% due 01/15/2009	11,300	11,306
Residential Reinsurance Ltd.
9.770% due 06/08/2006	17,600	17,319
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,817
Vita Capital Ltd.
5.880% due 01/01/2007	34,200	34,231
5.930% due 01/01/2010	5,000	4,897

		317,335

Industrials 0.6%

El Paso Corp.
7.625% due 08/16/2007	1,800	1,841
6.950% due 12/15/2007	1,500	1,519
General Electric Co.
4.910% due 12/09/2008	6,000	6,002
HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,366
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,540
8.625% due 02/01/2022	6,900	8,159
9.500% due 09/15/2027	14,850	19,045
Weyerhaeuser Co.
6.125% due 03/15/2007	521	523

		80,995

Utilities 0.1%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,215
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,711

		16,926

Total Corporate Bonds & Notes (Cost $417,015)		415,256

MUNICIPAL BONDS & NOTES 0.6%

California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023	3,495	3,530
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.616% due 01/01/2036	930	952
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (f)	1,570	1,617
Connecticut State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 03/01/2013	1,715	1,831
Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,652
District of Columbia Tobacco Settlement Financing Corporations Revenue Notes, Series 2001
6.250% due 05/15/2024	9,105	9,679
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,096
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	25,000	27,266
6.625% due 06/01/2040	380	423
6.750% due 06/01/2039	1,445	1,627
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	3,020	3,041
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,121
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,133
New Hampshire State Municipal Bond Bank Revenue Notes, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	854
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,437
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,543
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038	1,570	1,600
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (General Obligation of Authority Insured), Series 2002
5.000% due 11/15/2032	5,000	5,136
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	740	773
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023	750	784
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Notes, Series 2002
5.000% due 01/01/2031	4,000	4,131
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026	420	459

Total Municipal Bonds & Notes (Cost $82,439)		89,685

U.S. GOVERNMENT AGENCIES 10.9%

Fannie Mae
4.666% due 04/01/2035	1,651	1,641
4.688% due 05/01/2035	2,171	2,132
4.818% due 09/01/2044- 10/01/2044 (d)	14,649	14,730
4.948% due 03/25/2036	6,750	6,761
5.000% due 06/25/2027- 05/11/2036 (d)	146,617	140,031
5.500% due 02/01/2033- 05/11/2036 (d)	1,355,272	1,322,667
5.983% due 10/01/2031	840	859
Federal Housing Administration
7.430% due 12/01/2020	104	104
Freddie Mac
4.818% due 10/25/2044	21,645	21,781
5.000% due 01/15/2024	9,034	8,990
5.098% due 09/25/2031	3,456	3,458
5.099% due 12/15/2030	9,114	9,150
6.500% due 01/25/2028	90	91
7.000% due 10/15/2030	448	450
Government National Mortgage Association
6.500% due 05/15/2028- 04/15/2031 (d)	1,621	1,686
Housing Urban Development
5.530% due 08/01/2020	6,000	5,923

Total U.S. Government Agencies (Cost $1,550,168)		1,540,454

U.S. TREASURY OBLIGATIONS 115.3%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (h)	280,873	283,967
3.625% due 01/15/2008	1,547,812	1,590,559
3.875% due 01/15/2009	1,009,102	1,056,799
4.250% due 01/15/2010	1,026,339	1,103,034
0.875% due 04/15/2010	961,274	910,808
3.500% due 01/15/2011	791,694	837,124
3.375% due 01/15/2012	64,159	68,043
3.000% due 07/15/2012	1,598,087	1,665,818
1.875% due 07/15/2013	787,037	764,503
2.000% due 01/15/2014	1,354,618	1,322,500
2.000% due 07/15/2014	789,951	770,665
1.625% due 01/15/2015	471,831	445,420
1.875% due 07/15/2015	711,449	684,437
2.000% due 01/15/2016	49,059	47,605
2.375% due 01/15/2025	1,144,716	1,150,753
2.000% due 01/15/2026	483,948	458,768

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
3.625% due 04/15/2028		$1,189,398	$1,462,402
3.875% due 04/15/2029		998,401	1,281,697
3.375% due 04/15/2032		93,068	114,677
U.S. Treasury Bonds
8.875% due 08/15/2017		12,100	16,160
6.250% due 08/15/2023		600	681
7.625% due 02/15/2025		100	131
6.625% due 02/15/2027		23,700	28,429
4.500% due 02/15/2036		60,200	56,503
U.S. Treasury Notes
3.000% due 12/31/2006		1,300	1,283
2.250% due 02/15/2007		100	98
3.750% due 03/31/2007		36,200	35,818
3.875% due 09/15/2010		109,090	104,969
4.000% due 11/15/2012		6,000	5,713
4.250% due 11/15/2013		4,400	4,227
4.250% due 11/15/2014		2,600	2,486
4.125% due 05/15/2015		9,000	8,507
4.500% due 11/15/2015		1,900	1,844

Total U.S. Treasury Obligations (Cost $16,478,089)			16,286,428

MORTGAGE-BACKED SECURITIES 1.1%

Banc of America Funding Corp.
4.626% due 02/20/2036		52,263	51,408
Bear Stearns Adjustable Rate Mortgage Trust
4.696% due 11/25/2030		722	722
4.699% due 01/25/2034		5,613	5,523
4.830% due 01/25/2034		3,274	3,226
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		3,702	3,689
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		17,675	17,743
GSR Mortgage Loan Trust
4.541% due 09/25/2035		41,137	40,220
Harborview Mortgage Loan Trust
5.116% due 06/20/2035		3,007	3,014
5.016% due 03/19/2037		2,994	2,997
Mellon Residential Funding Corp.
5.266% due 10/20/2029		599	604
5.189% due 12/15/2030		1,070	1,070
Washington Mutual, Inc.
4.597% due 02/27/2034		4,500	4,419
5.078% due 11/25/2045		14,846	14,881

Total Mortgage-Backed Securities (Cost $150,447)			149,516

ASSET-BACKED SECURITIES 1.4%

AAA Trust
4.681% due 11/26/2035		2,536	2,541
Argent Securities, Inc.
4.938% due 10/25/2035		490	490
4.918% due 11/25/2035		2,823	2,826
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036		5,214	5,217
5.268% due 03/25/2043		279	279
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		2,720	2,722
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		6,400	6,392
EQCC Home Equity Loan Trust
5.026% due 03/20/2030		17	17
Equity One ABS, Inc.
5.118% due 04/25/2034		621	623
FBR Securitization Trust
4.938% due 09/25/2035		676	676
First NLC Trust
4.938% due 02/25/2036		16,139	16,149
GSAMP Trust
4.938% due 12/25/2035		8,271	8,272
GSR Mortgage Loan Trust
4.918% due 11/25/2030		6,509	6,513
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		5,907	5,910
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		6,967	6,973
4.908% due 01/25/2036		9,514	9,520
4.889% due 04/25/2036		17,900	17,900
Mastr Asset-Backed Securities Trust
4.651% due 01/25/2036		4,889	4,892
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		11,222	11,222
Morgan Stanley Capital I
4.822% due 03/25/2036		13,000	13,008
Park Place Securities, Inc.
4.928% due 09/25/2035		2,754	2,756
Quest Trust
4.998% due 03/25/2035		472	472
Residential Asset Securities Corp.
5.118% due 01/25/2034		258	258
4.918% due 10/25/2035		1,315	1,316
4.918% due 11/25/2035		7,003	7,008
4.450% due 01/25/2036		5,955	5,960
4.898% due 01/25/2036		11,430	11,437
4.854% due 04/25/2036		3,500	3,503
Residential Funding Mortgage Securities II, Inc.
4.958% due 09/25/2035		1,096	1,097
SACO I, Inc.
4.928% due 11/25/2020		2,639	2,640
4.928% due 07/25/2035		5,101	5,104
SLM Student Loan Trust
4.653% due 04/25/2014		1,103	1,104
4.633% due 01/26/2015		5,333	5,329
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		768	768
4.918% due 12/25/2035		6,127	6,132
4.888% due 02/25/2036		5,157	5,160
4.910% due 04/25/2036		2,100	2,101
Specialty Underwriting & Residential Finance
4.650% due 12/25/2036		11,209	11,216
Structured Asset Securities Corp.
4.918% due 08/25/2035		5,206	5,210
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035		64	64

Total Asset-Backed Securities (Cost $200,682)			200,777

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.188% due 04/15/2006		1,224	1,213
5.250% due 04/15/2009		2,512	2,513
5.250% due 04/15/2012		382	383
Mexico Government International Bond
6.375% due 01/16/2013		7,493	7,699
Russia Government International Bond
10.000% due 06/26/2007		7,000	7,384

	Shares

United Mexican States Value Recovery Right
0.000% due 06/30/2006		714,000	10

Total Sovereign Issues (Cost $19,348)			19,202

	Principal Amount (000s)

FOREIGN CURRENCY- DENOMINATED (l) ISSUES 2.5%

Canadian Government Bond
4.250% due 12/01/2021 (c)	C$	2,605	3,057
3.000% due 12/01/2036 (c)		16,496	19,016
France Government Bond
1.600% due 07/25/2011 (c)	EC	6,254	7,646
1.600% due 07/25/2015 (c)		3,079	3,738
3.150% due 07/25/2032 (c)		6,579	10,312
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		83,000	100,574
4.250% due 08/01/2014		1,700	2,117
2.150% due 09/15/2014 (c)		2,102	2,634
New Zealand Government Bond
4.500% due 02/15/2016	N$	10,000	8,355
Pylon Ltd.
4.204% due 12/18/2008	EC	20,750	25,473
6.604% due 12/18/2008		40,700	49,924
Republic of Germany
2.675% 09/13/2006		97,130	116,253

Total Foreign Currency-Denominated Issues (Cost $340,334)			349,099

	Notional Amount (000s)

PURCHASED PUT OPTIONS (l) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	35,600	1,480

Total Purchased Put Options (Cost $1,043)			1,480

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (l) 4.9%

Commercial Paper 1.5%

Bank of England
2.456% due 05/11/2006	EC	100,000	120,871
Cox Communications, Inc.
4.720% due 07/17/2006		$18,200	17,934
Federal Home Loan Bank
4.630% due 04/03/2006		76,000	76,000

			214,805

Tri-Party Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006
(Dated 03/31/2006. Collateralized by Freddie Mac 4.875% due 09/05/2007 valued at $5,555.
Repurchase proceeds are $5,447.)		5,445	5,445

Belgium Treasury Bills 1.4%

2.454% due 04/13/2006- 05/11/2006 (d)	EC	161,500	195,260

France Treasury Bills 0.2%

2.368% due 04/20/2006		27,200	32,926

Germany Treasury Bills 0.8%

2.653% due 09/13/2006		92,310	109,766

Netherlands Treasury Bills 0.7%

2.469% due 05/31/2006		85,690	103,430

U.S. Treasury Bills 0.2%

4.481% due 06/01/2006- 06/15/2006 (d)(e)(g)(h)		$31,235	30,921

Total Short-Term Instruments (Cost $685,623)			692,553

Total Investments (a) 139.8% (Cost $19,939,188)			$19,758,565

Written Options (i) (0.0%) (Premiums $1,590)			(2,209)

Other Assets and Liabilities (Net) (39.8%)			(5,623,785)

Net Assets 100.0%			$14,132,571

34  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $135,441 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $1,239 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Residual Interest bond.
(g)	Securities with an aggregate market value of $4,058 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(h)	Securities with an aggregate market value of $22,298 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,263	$(1,492)
90-Day Eurodollar December Futures	Long	12/2007	1,838	(1,019)
90-Day Eurodollar June Futures	Long	06/2007	3,101	(2,421)
90-Day Eurodollar March Futures	Long	03/2007	1,694	(1,946)
90-Day Eurodollar March Futures	Long	03/2008	1,417	(566)
90-Day Eurodollar September Futures	Long	09/2007	3,101	(2,224)
Euro-Bund 10-Year Note June Futures	Short	06/2006	1,932	2,621
U.S. Treasury 5-Year Note June Futures	Long	06/2006	6,952	(5,600)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	6,538	(8,300)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	6,217	18,416

				$(2,531)

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	689	$364	$11
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/26/2006	885	841	1,466
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	689	385	732

				$1,590	$2,209

(j)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$179
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	(201)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	291
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	280
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	7,000	(209)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(24)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(30)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(135)
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(45)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.040%	03/15/2010	EC	50,000	15
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	19
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	116
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	206
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	(122)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	(303)
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	0
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	5,891
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	745
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	82
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	56
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	875
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	230
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$197,800	4,057

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$50,950	$(314)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	126,000	2,287
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	42,000	1,126
BNP Paribas Bank	1-month U.S. CPI-U	Pay	2.790%	10/07/2015	50,000	(361)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	75,500	(1,018)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	100,000	2,405
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	282,400	5,797
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	114,600	2,350
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	215,800	4,426
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	2,000	51
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	75,300	1,809
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	121,200	140
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	85,200	1,254
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	59,600	1,574

						$33,499

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$23
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	20,000	(306)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	(36)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(28)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	(38)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	17
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	(123)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	(18)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(124)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	(55)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	4
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	10
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	13
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(27)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	(105)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	(49)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(3)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	(36)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	(26)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	(52)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	8
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	28
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(27)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(10)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	37
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	(83)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(89)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	25,000	(184)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	9,700	(65)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	5
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	(9)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	67
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	250
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	(55)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	(292)

						$(1,390)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

36  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(k)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.250%	08/15/2007	$127,800	$125,187	$125,698
U.S. Treasury Note	3.375%	02/15/2008	147,500	143,821	144,451
U.S. Treasury Note	3.125%	09/15/2008	177,200	170,436	170,694
U.S. Treasury Note	3.625%	05/15/2013	21,600	20,119	20,342
U.S. Treasury Note	4.250%	08/15/2013	141,000	136,206	136,568
U.S. Treasury Note	4.750%	05/15/2014	310,200	309,250	313,525

				$905,019	$911,278

*	Market value includes $8,833 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	106	05/2006	$0	$(1)	$(1)
Sell		598	05/2006	6	0	6
Sell	C$	13,985	05/2006	10	0	10
Sell	EC	677,976	04/2006	1,023	(2,302)	(1,279)
Sell		30,000	06/2006	0	(45)	(45)
Buy	JY	16,712,343	05/2006	434	0	434
Sell	N$	9,977	04/2006	308	0	308
Buy	PZ	4,834	09/2006	0	(9)	(9)
Buy	RR	40,606	09/2006	0	(3)	(3)
Buy	SV	43,453	09/2006	0	(2)	(2)

				$1,781	$(2,362)	$(581)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  37

Schedule of Investments

RealEstateRealReturn Strategy Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.4%

Banking & Finance 0.9%

Atlantic & Western Re Ltd.
10.519% due 01/09/2007		$1,300	$1,289
10.769% due 01/09/2009		700	676
BAE Systems Holdings, Inc.
5.149% due 08/15/2008		300	301
Citigroup, Inc.
4.707% due 01/30/2009		500	500
Ford Motor Credit Co.
5.800% due 01/12/2009		400	366
General Electric Capital Corp.
4.930% due 12/12/2008		500	500
Rabobank Nederland
4.640% due 01/15/2009		400	400

			4,032

Industrials 1.5%

DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007		3,200	3,210
El Paso Corp.
7.625% due 08/16/2007		100	102
General Motors Corp.
8.375% due 07/15/2033		4,900	3,614

			6,926

Total Corporate Bonds & Notes (Cost $11,159)			10,958

MUNICIPAL BONDS & NOTES 0.2%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	201
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		400	418
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023		500	522

Total Municipal Bonds & Notes (Cost $990)			1,141

U.S. GOVERNMENT AGENCIES 6.6%

Fannie Mae
4.818% due 09/01/2044-10/01/2044 (c)		437	439
5.000% due 08/01/2035-04/12/2036 (c)		1,956	1,862
5.500% due 03/01/2034-05/11/2036 (c)		29,132	28,443

Total U.S. Government Agencies (Cost $31,212)			30,744

U.S. TREASURY OBLIGATIONS 110.5%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009		5,927	6,207
4.250% due 01/15/2010		5,894	6,334
0.875% due 04/15/2010		20,865	19,770
3.500% due 01/15/2011		21,308	22,530
3.000% due 07/15/2012		72,465	75,536
1.875% due 07/15/2013		32,861	31,920
2.000% due 01/15/2014		27,038	26,397
2.000% due 07/15/2014		55,959	54,593
1.625% due 01/15/2015		55,461	52,356
1.875% due 07/15/2015		18,352	17,655
2.375% due 01/15/2025		41,136	41,353
2.000% due 01/15/2026		22,481	21,312
3.625% due 04/15/2028		57,260	70,403
3.875% due 04/15/2029		48,012	61,635
3.375% due 04/15/2032		1,117	1,377
U.S. Treasury Bonds
6.625% due 02/15/2027		1,100	1,320
4.500% due 02/15/2036		1,800	1,690
U.S. Treasury Note
4.500% due 11/15/2015		1,700	1,650

Total U.S. Treasury Obligations (Cost $529,226)			514,038

MORTGAGE-BACKED SECURITIES 0.5%

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		97	97
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		757	761
GSR Mortgage Loan Trust
4.541% due 09/25/2035		1,551	1,516

Total Mortgage-Backed Securities (Cost $2,396)			2,374

ASSET-BACKED SECURITIES 0.2%

Carrington Mortgage Loan Trust
4.898% due 06/25/2035		138	138
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		380	380
Quest Trust
4.998% due 03/25/2035		21	22
Residential Asset Securities Corp.
4.854% due 04/25/2036		100	100
Soundview Home Equity Loan Trust
4.888% due 02/25/2036		191	191
4.910% due 04/25/2036		100	100

Total Asset-Backed Securities (Cost $931)			931

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.250% due 04/15/2012		459	460

Total Sovereign Issues (Cost $443)			460

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.7%

Canadian Government Bond
3.000% due 12/01/2036 (b)	C$	210	242
France Government Bond
3.000% due 07/25/2012 (b)	EC	1,786	2,368
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		525	658

Total Foreign Currency-Denominated Issues (Cost $3,498)			3,268

	Notional Amount (000)s

PURCHASED PUT OPTIONS (i) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	1,100	46

Total Purchased Put Options (Cost $32)			46

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 5.2%

Commercial Paper 2.3%

Cox Communications, Inc.
4.720% due 07/17/2006		$800	800
Danske Corp.
4.840% due 06/27/2006		2,500	2,470
Dexia Delaware LLC
4.840% due 06/27/2006		7,500	7,411

			10,681

Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $2,943. Repurchase proceeds are $2,885.)		2,884	2,884

Belgium Treasury Bills 0.5%

2.392% due 04/13/2006- 06/15/2006 (c)	EC	2,010	2,432

France Treasury Bills 0.1%

2.646% due 08/03/2006		220	265

Germany Treasury Bills 1.4%

2.646% due 08/16/2006- 09/13/2006 (c)		5,410	6,435

U.S. Treasury Bills 0.3%

4.486% due 06/15/2006 (d)(e)		$1,340	1,326

Total Short-Term Instruments (Cost $23,980)			24,023

Total Investments (a) 126.4% (Cost $603,867)			$587,983

Written Options (g) (0.0%) (Premiums $66)			(85)

Other Assets and Liabilities (Net) (26.4%)			(122,902)

Net Assets 100.0%			$464,996

Notes to Schedule of Investments

(amounts in thousands, except number of contracts or units):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $200 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

38  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(e)	Securities with an aggregate market value of $584 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	72	$(49)
90-Day Eurodollar June Futures	Long	06/2007	72	(51)
90-Day Eurodollar March Futures	Long	03/2007	20	(28)
90-Day Eurodollar March Futures	Long	03/2008	50	(20)
90-Day Eurodollar September Futures	Long	09/2007	72	(49)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	62	(63)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	193	618
U.S. Treasury 5-Year Note June Futures	Long	06/2006	346	(295)

				$63

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$(129)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	1,400	7
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(12)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	20
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		4,500	180
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	6
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,900	(52)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		13,400	275
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	78
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(6)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,200	(30)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,300	68
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	230
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	228
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,200	0
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(65)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,800	47

							$845

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$3
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	0
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	(31)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	9
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	5
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	3
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	5
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	4
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	5

						$17

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	38,937	$8,856
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	55,685	12,666

					$21,522

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  39

Schedule of Investments (Cont.)

RealEstateRealReturn Strategy Fund

March 31, 2006

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	36	$19	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	36	20	38
Put - CBOT U.S. Treasury 30-year Bond June Futures	110.000	05/26/2006	28	27	46

				$66	$85

(h)	Short sales outstanding on March 31, 2006:

Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.250	11/15/2013	$8,200	$7,913	$8,016

*	Market value includes $138 of interest payable on short sales.

(i)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	C$	583	05/2006	$0	$0	$0
Buy	EC	321	04/2006	1	0	1
Sell		10,325	04/2006	36	(10)	26
Buy	JY	532,883	05/2006	13	0	13
Buy	PZ	133	09/2006	0	0	0
Buy	RR	1,128	09/2006	0	0	0
Buy	SV	1,175	09/2006	0	0	0

				$50	$(10)	$40

40  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

StocksPLUS® Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
6.880% due 12/20/2012	$4,762	$4,801
6.979% due 12/20/2012	226	228

Total Bank Loan Obligations (Cost $4,988)		5,029

CORPORATE BONDS & NOTES 21.7%

Banking & Finance 11.6%

American Express Credit Corp
4.720% due 06/12/2007	2,700	2,701
American General Finance Corp.
4.980% due 03/23/2007	900	901
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	300	297
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	2,900	2,905
CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,685
Citigroup Global Markets Holdings, Inc.
4.890% due 03/07/2008	7,100	7,104
Citigroup, Inc.
5.000% due 12/26/2008	1,600	1,601
Eli Lilly Services, Inc.
4.940% due 09/12/2008	9,800	9,813
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	704
Export-Import Bank of Korea
4.990% due 11/16/2010	5,900	5,902
Ford Motor Credit Co.
6.500% due 01/25/2007	5,700	5,679
5.090% due 03/13/2007	2,700	2,618
5.880% due 03/21/2007	9,400	9,264
7.200% due 06/15/2007	900	888
5.795% due 09/28/2007	2,600	2,496
4.950% due 01/15/2008	600	559
General Motors Acceptance Corp.
5.645% due 05/18/2006	5,600	5,584
6.125% due 02/01/2007	1,900	1,871
6.090% due 09/23/2008	7,400	6,989
Goldman Sachs Group, Inc.
5.060% due 03/30/2007	2,200	2,203
4.669% due 10/05/2007	700	702
5.025% due 12/22/2008	3,600	3,603
HSBC Finance Corp.
6.538% due 11/13/2007	10,100	10,303
5.040% due 09/15/2008	1,400	1,405
John Deere Capital Corp.
5.045% due 06/28/2006	900	900
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	2,500	2,506
Morgan Stanley
4.830% due 02/09/2009	2,800	2,804
4.850% due 01/18/2011	3,300	3,310
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	600	608
7.440% due 07/03/2008	500	508
Prudential Financial, Inc.
5.040% due 06/13/2008	4,400	4,409
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	3,400	3,402
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	5,800	5,806
4.990% due 09/19/2008	6,500	6,506
Toyota Motor Credit Corp.
4.716% due 09/18/2006	2,800	2,800
Vita Capital Ltd.
6.340% due 01/01/2007	300	300

		121,636

Industrials 6.2%

Continental Cablevision, Inc.
8.300% due 05/15/2006	2,500	2,508
Cox Communications, Inc.
5.450% due 12/14/2007	1,300	1,309
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	6,940	6,942
5.100% due 03/07/2007	2,900	2,902
5.360% due 09/10/2007	1,800	1,806
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,012
El Paso Corp.
7.625% due 08/16/2007	2,360	2,413
Electronic Data Systems Corp.
6.334% due 08/17/2006	1,800	1,808
General Electric Co.
4.910% due 12/09/2008	9,600	9,603
HCA, Inc.
7.250% due 05/20/2008	590	608
Host Marriott LP
9.500% due 01/15/2007	150	155
JC Penney Corp, Inc.
7.375% due 08/15/2008	700	730
Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,691
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,393
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	3,800	3,803
Pemex Project Funding Master Trust
5.430% due 12/03/2012	3,600	3,597
Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,221
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,090
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	5,400	5,479
Williams Cos., Inc.
5.935% due 02/16/2007	4,300	4,381

		65,451

Utilities 3.9%

AT&T, Inc.
4.951% due 11/14/2008	1,800	1,805
BellSouth Corp.
4.258% due 04/26/2021	2,100	2,099
CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,840
Consolidated Natural Gas Co.
5.375% due 11/01/2006	2,500	2,500
Dominion Resources, Inc.
5.265% due 09/28/2007	3,000	3,004
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,000	3,004
Florida Power Corp.
5.141% due 11/14/2008	1,900	1,902
NiSource Finance Corp.
3.628% due 11/01/2006	1,200	1,188
5.344% due 11/23/2009	600	603
Progress Energy, Inc.
5.030% due 01/15/2010	1,500	1,506
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	1,800	1,803
Qwest Corp.
8.160% due 06/15/2013	3,400	3,757
Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,981
Southern California Edison Co.
4.767% due 02/02/2009	2,000	2,001

		40,993

Total Corporate Bonds & Notes (Cost $228,253)		228,080

MUNICIPAL BONDS & NOTE S 0.2%

Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	2,240	2,256

Total Municipal Bonds & Notes (Cost $2,230)		2,256

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
4.282% due 11/28/2035	325	325
4.440% due 07/01/2018	282	281
4.483% due 07/01/2028	63	63
4.502% due 11/01/2028	95	95
4.506% due 11/01/2028	85	85
4.520% due 04/01/2028	55	55
4.541% due 11/01/2027	69	69
4.546% due 04/01/2018	58	58
4.619% due 09/01/2035	10,691	10,572
4.727% due 12/01/2033	4,233	4,191
4.810% due 09/22/2006	6,300	6,300
4.813% due 04/01/2035	9,122	9,005
4.868% due 09/25/2035	3,485	3,487
4.906% due 02/01/2027	8	8
4.938% due 03/25/2034	3,789	3,794
4.997% due 12/01/2023	5	5
5.000% due 01/10/2019-04/25/2033 (e)	49,593	48,352
5.218% due 05/25/2031-11/25/2032 (e)	7,561	7,589
5.495% due 12/01/2036	2,562	2,562
5.500% due 09/01/2033-05/11/2036 (e)	49,386	48,241
5.540% due 09/01/2034	2,648	2,645
5.560% due 05/01/2022	9	9
5.616% due 11/01/2035	2,118	2,168
5.664% due 08/01/2029	50	50
6.000% due 01/01/2017-10/01/2033 (e)	1,702	1,725
6.500% due 09/25/2008-03/25/2023 (c)(e)	9	0
7.000% due 02/01/2015-03/01/2015 (e)	1,968	2,025
7.500% due 09/01/2015-05/01/2016 (e)	1,458	1,526
8.000% due 03/01/2030-07/01/2031 (e)	314	335
Federal Home Loan Bank
0.000% due 02/05/2007-02/27/2012 (e)	3,500	3,123
Freddie Mac
4.718% due 06/01/2035	7,327	7,140
4.725% due 07/01/2019	767	774
4.818% due 02/25/2045	4,684	4,703
5.000% due 07/15/2024	5,700	5,649
5.099% due 12/15/2030	1,835	1,843
5.149% due 06/15/2018	707	708
5.257% due 06/01/2022	56	57
5.500% due 11/15/2015-08/15/2030 (e)	294	293
5.700% due 02/15/2031	456	456
5.765% due 12/01/2022	96	98
6.000% due 03/01/2016-10/01/2033 (e)	7,322	7,335
6.500% due 10/25/2043	3,469	3,495
8.500% due 04/01/2025-06/01/2025 (e)	29	31
Government National Mortgage Association
4.000% due 07/16/2027	1,114	1,101
4.375% due 02/20/2026-02/20/2028 (e)	1,593	1,602

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  41

Schedule of Investments (Cont.)

StocksPLUS® Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
4.750% due 07/20/2018-07/20/2027 (e)		$3,340	$3,360
5.125% due 12/20/2022-12/20/2027 (e)		635	639
5.176% due 09/20/2030		7	7
8.000% due 04/20/2030		297	316

Total U.S. Government Agencies (Cost $201,353)			198,350

U.S. TREASURY OBLIGATIONS 1.5%

Treasury Inflation Protected Security
3.625% due 01/15/2008 (d)(g)		15,094	15,511

Total U.S. Treasury Obligations (Cost $15,935)			15,511

MORTGAGE-BACKED SECURITIES 7.1%

Banc of America Funding Corp.
4.115% due 05/25/2035		2,560	2,480
Banc of America Mortgage Securities
6.500% due 10/25/2031		1,406	1,418
Bank Mart
3.689% due 03/01/2019 (j)		1,058	1,021
Bear Stearns Adjustable Rate Mortgage Trust
5.925% due 06/25/2032		394	392
5.346% due 02/25/2033		420	418
5.062% due 04/25/2033		931	927
4.196% due 01/25/2034		1,422	1,412
4.678% due 01/25/2034		3,375	3,321
4.750% due 10/25/2035		10,579	10,427
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,728	2,718
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		2,461	2,426
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032		1,865	1,876
6.173% due 06/25/2032		117	117
6.222% due 06/25/2032		142	143
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030		22	22
Fund America Investors Corp.
5.627% due 06/25/2023		22	23
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		1,974	1,979
GSR Mortgage Loan Trust
5.168% due 01/25/2034		682	683
Impac CMB Trust
5.218% due 07/25/2033		2,666	2,668
5.198% due 10/25/2033		246	247
5.068% due 04/25/2034		1,601	1,603
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		873	867
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,425	2,358
Mellon Residential Funding Corp.
4.989% due 06/15/2030		6,473	6,465
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		873	847
MLCC Mortgage Investors, Inc.
5.745% due 01/25/2029		3,443	3,514
Prime Mortgage Trust
5.218% due 02/25/2019		279	280
5.218% due 02/25/2034		1,105	1,108
Resecuritization Mortgage Trust
5.068% due 04/26/2021		8	8
Residential Funding Mortgage Security
6.500% due 03/25/2032		996	996
Salomon Brothers Mortgage Securities
5.996% due 12/25/2030		1,289	1,288
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,273	1,270
5.098% due 02/25/2036		1,297	1,296
Washington Mutual, Inc.
4.597% due 02/27/2034		2,723	2,673
4.915% due 11/25/2034		3,902	3,908
5.151% due 06/25/2042		3,962	3,986
5.108% due 10/25/2045		1,317	1,324
5.088% due 12/25/2045		2,541	2,548
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,067	4,030

Total Mortgage-Backed Securities (Cost $75,785)			75,087

ASSET-BACKED SECURITIES 6.5%

AAA Trust
4.918% due 11/26/2035		1,767	1,770
AFC Home Equity Loan Trust
4.968% due 06/25/2028		756	756
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035		1,101	1,102
Argent Securities, Inc.
4.938% due 10/25/2035		2,100	2,102
4.958% due 12/25/2035		6,463	6,468
Asset-Backed Securities Corp. Home Equity
4.978% due 05/25/2035		3,520	3,523
Bear Stearns Asset-Backed Securities, Inc.
4.918% due 03/25/2035		161	161
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		553	554
Chase Funding Mortgage Loan Asset-Backed Certificates
5.188% due 10/25/2032		473	475
Citigroup Mortgage Loan Trust, Inc.
4.918% due 07/25/2035		700	701
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		576	577
5.148% due 05/25/2043		32	32
First NLC Trust
4.928% due 12/25/2035		1,578	1,580
Fremont Home Loan Trust
4.908% due 01/25/2036		2,544	2,546
GSAMP Trust
4.938% due 12/25/2035		4,860	4,861
GSR Mortgage Loan Trust
4.918% due 12/25/2030		2,622	2,623
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		4,433	4,439
4.908% due 01/25/2036		2,836	2,838
New Century Home Equity Loan Trust
4.928% due 09/25/2035		938	939
Novastar Home Equity Loan
5.093% due 04/25/2028		240	240
Residential Asset Mortgage Products, Inc.
5.068% due 02/25/2034		2,861	2,866
4.918% due 05/25/2035		3,606	3,608
Residential Asset Securities Corp.
5.118% due 01/25/2034		456	456
4.928% due 09/25/2035		2,850	2,852
SACO I, Inc.
4.928% due 07/25/2035		1,966	1,967
Securitized Asset-Backed Receivables LLC Trust
4.908% due 03/25/2035		777	777
SG Mortgage Securities Trust
4.918% due 10/25/2035		4,570	4,574
SLM Student Loan Trust
4.960% due 03/15/2013		629	630
4.643% due 07/25/2013		2,601	2,604
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		603	603
4.918% due 12/25/2035		1,332	1,333
Structured Asset Securities Corp.
4.948% due 12/25/2035		4,794	4,797
Wachovia Auto Owner Trust
4.820% due 02/20/2009		3,300	3,294

Total Asset-Backed Securities (Cost $68,597)			68,648

SOVEREIGN ISSUES 1.4%
Brazilian Government International Bond
5.188% due 04/15/2006		932	924
5.250% due 04/15/2009		2,471	2,472
5.250% due 04/15/2012		382	383
8.000% due 01/15/2018		2,600	2,824
Hydro Quebec
5.125% due 09/29/2049		1,200	1,130
Korea Development Bank
5.050% due 11/22/2012		2,200	2,203
Mexico Government International Bond
5.280% due 01/13/2009		4,700	4,758

Total Sovereign Issues (Cost $14,273)			14,694

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.8%

New Zealand Government Bond
4.500% due 02/15/2016	N$	9,750	8,146

Total Foreign Currency-Denominated Issues (Cost $6,671)			8,146

	Notional Amount (000s)

PURCHASED CALL OPTIONS (k) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	5,700	4
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$13,000	0
Strike @ 4.500% Exp. 04/06/2006		17,600	0
Strike @ 4.750% Exp. 05/02/2006		43,000	0
Strike @ 4.500% Exp. 10/04/2006		32,700	7
Strike @ 4.250% Exp. 10/11/2006		21,000	1
Strike @ 4.250% Exp. 10/12/2006		20,000	1
Strike @ 4.500% Exp. 10/18/2006		39,000	11
Strike @ 4.250% Exp. 10/19/2006		6,000	1
Strike @ 4.250% Exp. 10/24/2006		11,000	1
Strike @ 4.250% Exp. 10/25/2006		27,000	2
Strike @ 4.800% Exp. 12/22/2006		37,000	58
Strike @ 5.000% Exp. 03/08/2007		35,000	122
Strike @ 5.000% Exp. 03/08/2007		19,000	66

Total Purchased Call Options (Cost $1,267)			274

42  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		2,095	$13
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		2,486	16
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		25	0
S&P 500 Index (OTC)
Strike @ $725.000 Exp. 04/13/2006		50	0
Strike @ $700.000 Exp. 04/13/2006		929	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY 115.000 Exp. 05/18/2006		$1,100	7
Strike @ JY 115.000 Exp. 05/26/2006		5,500	44
Strike @ JY 116.000 Exp. 05/26/2006		2,600	26

Total Purchased Put Options (Cost $208)			106

	Shares

PREFERRED STOCK 0.9%

DG Funding Trust
6.777% due 12/31/2049		913	9,686

Total Preferred Stock (Cost $9,564)			9,686

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 45.7%

Belgium Treasury Bills 1.0%
1.010% due 04/13/2006	EC	8,600	10,415

Commercial Paper 25.1%

Bank of Ireland
4.605% due 05/09/2006		$18,200	18,116
Barclays U.S. Funding Corp.
4.500% due 04/18/2006		32,800	32,739
Cox Communications, Inc.
4.720% due 07/17/2006		1,200	1,200
Danske Corp.
4.510% due 04/26/2006		31,700	31,609
Florida Power Corp.
4.630% due 04/28/2006		2,500	2,492
Freddie Mac
4.650% due 04/03/2006		24,000	24,000
HBOS Treasury Services PLC
4.680% due 05/24/2006		32,000	31,788
IXIS Commercial Paper Corp.
4.470% due 05/02/2006		34,100	33,977
4.660% due 05/22/2006		2,500	2,484
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		20,800	20,782
4.840% due 06/22/2006		8,800	8,702
4.855% due 06/29/2006		6,400	6,322
Societe Generale N.A.
4.430% due 04/06/2006		12,400	12,395
UBS Finance Delaware LLC
4.440% due 04/10/2006		26,000	25,978
4.660% due 05/08/2006		10,400	10,344
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		1,600	1,599

			264,527

Tri-Party Repurchase Agreement 0.5%

State Street Bank
4.400% due 04/03/2006
(Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $5,568. Repurchase proceeds are $5,457.)		5,455	5,455

France Treasury Bills 8.7%

2.455% due 05/24/2006-07/20/2006 (e)	EC	76,010	91,738

Germany Treasury Bill 0.2%

2.675% due 09/13/2006		1,530	1,831

Netherlands Treasury Bills 5.0%

2.469% due 04/28/2006-05/31/2006 (e)		43,150	52,087

U.S. Treasury Bills 5.2%

4.496% due 06/01/2006-06/15/2006 (e)(f)(g)		$54,925	54,406

Total Short-Term Instruments (Cost $477,736 )			480,459

Total Investments (a) 105.2% (Cost $1,106,860 )			$1,106,326

Written Options (i) (0.5%) (Premiums $3,945 )			(5,187)

Other Assets and Liabilities (Net) (4.7)%			(49,124)

Net Assets 100.0%			$1,052,015

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $15,536 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $68,927 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	612	$(295)
90-Day Eurodollar December Futures	Short	12/2008	215	105
90-Day Eurodollar June Futures	Long	06/2007	575	(287)
90-Day Eurodollar June Futures	Short	06/2008	215	104
90-Day Eurodollar March Futures	Short	03/2008	215	104
90-Day Eurodollar September Futures	Long	09/2007	77	(40)
90-Day Eurodollar September Futures	Short	09/2008	215	106
S&P 500 Emini Index June Futures	Long	06/2006	9,211	4,255
S&P 500 Index June Futures	Long	06/2006	1,317	3,403
U.S. Treasury 10-Year Note June Futures	Long	06/2006	21	(19)

				$7,436

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	$(8)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	(9)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	4
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	4
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	24
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(27)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(43)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(51)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$7,600	102
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		100	(2)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		10,800	272

							$266

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  43

Schedule of Investments (Cont.)

StocksPLUS® Fund

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006	$1,100	$22
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(11)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	6,600	26
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	12
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	12
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%	06/20/2006	10,000	(5)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	56
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	14
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	2,400	16
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2006	2,500	18
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	16
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	57
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	(2)

						$323

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	11,569	$190
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45,088	(850)

					$(660)

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	178	$35	$11
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	34	8	6
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	178	24	47
Call - CME S&P 500 Index June Futures		1,320.000	06/16/2006	68	364	294
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	36	20	28
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	34	16	31
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	3,092	2,047	4,290
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	75	79	145

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$1,100	4	2
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	1,700	9	4
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	3,800	28	10

					$2,634	$4,868

44  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call-OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	1,500	$22	$6
Put-OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		4,700	22	32
Call-OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$3,000	21	1
Call-OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		5,900	69	4
Call-OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		16,000	210	63
Call-OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		15,000	145	119
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		7,500	57	0
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		18,000	114	0
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		9,000	67	2
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		17,000	168	15
Call-OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		12,000	85	4
Call-OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		9,000	65	2
Call-OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		6,000	45	0
Call-OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		8,000	95	6
Call-OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		8,000	89	63
Call-OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		5,000	37	2

								$1,311	$319

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	07/07/1995	$1,061	$1,021	0.10%

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	3,310	05/2006	$0	$(55)	$(55)
Buy	CY	9,454	03/2007	0	(3)	(3)
Buy	EC	1,669	04/2006	0	(1)	(1)
Sell		14,557	04/2006	1	(63)	(62)
Sell		105,288	06/2006	295	(231)	64
Buy	JY	4,145,383	05/2006	61	(34)	27
Sell	N$	11,459	04/2006	356	0	356

				$713	$(387)	$326

(l)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put-OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$9,000	$(1)
Call & Put-OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	1,000	0
Call & Put-OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	4,000	(1)

		$(2)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  45

Schedule of Investments

StocksPLUS® Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BON DS & NOTES 2.8%

Banking & Finance 1.3%

American General Finance Corp.
4.980% due 03/23/2007	$300	$300
American International Group, Inc.
5.050% due 10/01/2015	100	95
BNP Paribas
5.186% due 06/29/2049	1,200	1,128
Export-Import Bank of China
4.875% due 07/21/2015	100	94
HBOS PLC
5.920% due 09/29/2049	100	97
Petroleum Export Ltd.
5.265% due 06/15/2011	98	96
Resona Bank Ltd.
5.850% due 09/29/2049	200	194
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,069
USB Capital IX
6.189% due 03/29/2049	100	99

		3,172

Industrials 1.1%

DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	2,400	2,403
HJ Heinz Co.
6.428% due 12/01/2008	100	102
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
5.750% due 12/15/2015	200	192

		2,708

Utilities 0.4%

Qwest Corp.
7.625% due 06/15/2015	600	645
Ras Laffan Liquefied Natural Gas Corp.
5.838% due 09/30/2027	300	287

		932

Total Corporate Bonds & Notes (Cost $6,905)		6,812

MUNICIPAL BONDS & NOTES 3.0%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.570% due 01/01/2035	1,700	1,796
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	20	20
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	110
Lower Colorado River, Texas Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,033
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,070	3,192
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019	30	30
New York City, New York General Obligation Notes, Series 2005
6.480% due 03/01/2030	200	212
New York State Environmental Facilities Corporations Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	622
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	202

Total Municipal Bonds & Notes (Cost $6,852)		7,217

U.S. GOVERNMENT AGENCIES 58.9%

Fannie Mae
4.285% due 11/28/2035	93	93
4.565% due 05/01/2036	20	20
4.689% due 02/25/2036	100	98
4.810% due 09/22/2006	2,100	2,100
4.938% due 03/25/2034	625	626
5.000% due 11/01/2017- 05/11/2036 (c)	44,536	42,869
5.168% due 03/25/2044	1,343	1,345
5.218% due 11/25/2032	113	114
5.495% due 12/01/2036	89	89
5.500% due 05/01/2032- 05/11/2036 (c)	91,978	89,929
5.540% due 09/01/2034	106	106
6.000% due 04/12/2036	1,000	1,000
7.000% due 09/01/2013	22	22
8.000% due 12/01/2030	3	3
Freddie Mac
4.500% due 10/01/2007	57	57
4.818% due 02/25/2045	162	162
5.500% due 08/15/2030	38	38
5.700% due 02/15/2031	6	6
6.102% due 02/01/2024	21	21
8.000% due 01/01/2017	49	52
Government National Mortgage Association
4.375% due 03/20/2027	6	6
8.000% due 02/15/2030	2	2
Small Business Administration
4.750% due 07/01/2025	1,297	1,234
5.520% due 06/01/2024	1,471	1,474

Total U.S. Government Agencies (Cost $145,022)		141,466

U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	1,157	1,163
2.000% due 01/15/2026	1,398	1,326

Total U.S. Treasury Obligations (Cost $2,602)		2,489

MORTGAGE-BACKED SECURITIES 4.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	490	477
Banc of America Funding Corp.
4.115% due 05/25/2035	618	599
Banc of America Mortgage Securities
6.500% due 10/25/2031	234	236
6.500% due 09/25/2033	68	68
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 02/25/2033	1	1
5.062% due 04/25/2033	9	9
4.196% due 01/25/2034	91	90
4.678% due 01/25/2034	235	232
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	1,687	1,688
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	196	193
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	224	221
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 05/25/2034	379	378
5.250% due 02/20/2036	192	190
CS First Boston Mortgage Securities Corp.
5.708% due 05/25/2032	3	3
5.679% due 10/25/2032	1,306	1,303
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	1
3.406% due 06/25/2034	1,505	1,473
Impac CMB Trust
5.218% due 07/25/2033	122	123
5.068% due 04/25/2034	257	258
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	762	757
MASTR Asset Securitization Trust
5.500% due 09/25/2033	43	41
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	22	22
MLCC Mortgage Investors, Inc.
5.745% due 01/25/2029	356	363
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	2	2
Prime Mortgage Trust
5.218% due 02/25/2019	31	31
5.218% due 02/25/2034	153	154
Salomon Brothers Mortgage Securities
4.000% due 12/25/2018	796	754
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	3	2
Washington Mutual, Inc.
4.597% due 02/27/2034	90	88
5.018% due 08/25/2042	200	198
5.108% due 10/25/2045	282	284
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	794	786

Total Mortgage-Backed Securities (Cost $11,180)		11,025

ASSET-BACKED SECURITIES 1.3%

AAA Trust
4.918% due 11/26/2035	437	437
Amortizing Residential Collateral Trust
5.108% due 07/25/2032	18	18
Asset-Backed Securities Corp. Home Equity
4.978% due 05/25/2035	943	944
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	138	138
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	196	196
Credit-Based Asset Servicing & Securitization
5.068% due 09/25/2033	1	1
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032	28	29
GSAMP Trust
5.008% due 10/25/2033	293	294
Residential Asset Mortgage Products, Inc.
4.958% due 05/25/2026	16	16
5.158% due 09/25/2033	105	105
5.068% due 02/25/2034	451	451
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034	417	418

Total Asset-Backed Securities (Cost $3,043)		3,047

46  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SOVEREIGN ISSUES 2.9%

Brazilian Government International Bond
5.188% due 04/15/2006		$88	$87
5.250% due 04/15/2009		700	700
5.250% due 04/15/2012		2,447	2,452
8.000% due 01/15/2018		900	977
China Development Bank
5.000% due 10/15/2015		100	95
Russia Government International Bond
8.250% due 03/31/2010		2,400	2,545

Total Sovereign Issues (Cost $6,682)			6,856

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.1%

Ford Motor Credit Co.
6.750% due 01/14/2008	EC	200	239

Total Foreign Currency-Denominated Issues (Cost $248)			239

	Notional Amount (000s)

PURCHASED CALL OPTIONS (h) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	1,100	$1
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		4,200	0
Strike @ 4.750% Exp. 05/02/2006		10,000	0
Strike @ 4.750% Exp. 08/07/2006		12,000	4
Strike @ 4.500% Exp. 08/07/2006		6,000	0
Strike @ 4.750% Exp. 08/08/2006		4,000	1
Strike @ 4.500% Exp. 10/04/2006		7,600	2
Strike @ 4.250% Exp. 10/11/2006		5,000	0
Strike @ 4.250% Exp. 10/12/2006		5,000	0
Strike @ 4.500% Exp. 10/18/2006		9,000	3
Strike @ 4.250% Exp. 10/19/2006		2,000	0
Strike @ 4.250% Exp. 10/25/2006		6,000	1
Strike @ 4.800% Exp. 12/22/2006		7,000	11
Strike @ 5.000% Exp. 03/08/2007		12,000	42

Total Purchased Call Options (Cost $353)			65

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		200	1
Strike @ JY115.000 Exp. 05/26/2006		1,100	9
Strike @ JY116.000 Exp. 05/26/2006		500	5

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 06/19/2006		59	$0
Strike @ $93.500 Exp. 06/19/2006		8	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,561	10
S&P 500 Index (OTC)
Strike @ $725.000 Exp. 06/16/2006		401	0

Total Purchased Put Options (Cost $51)			25

	Shares

PREFERRED STOCK 0.4%

DG Funding Trust
6.777% due 12/31/2049		90	955

Total Preferred Stock (Cost $948)			955

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 36.3%

Commercial Paper 28.3%

ASB Bank Ltd.
4.630% due 05/10/2006		$4,500	4,479
Bank of Ireland
4.680% due 05/23/2006		1,200	1,192
BNP Paribas Finance
4.420% due 04/04/2006		2,500	2,500
Cox Communications, Inc.
4.720% due 07/17/2006		400	400
Danske Corp.
4.420% due 04/06/2006		2,100	2,099
4.700% due 06/01/2006		5,100	5,061
DnB NORBank ASA
4.650% due 06/08/2006		5,500	5,449
ForeningsSparbanken AB
4.480% due 04/20/2006		2,200	2,195
Freddie Mac
4.650% due 04/03/2006		7,000	7,000
General Electric Capital Corp.
4.870% due 06/29/2006		3,900	3,853
HBOS Treasury Services PLC
4.670% due 05/18/2006		4,125	4,101
4.795% due 06/15/2006		2,000	1,980
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		700	699
4.830% due 06/22/2006		6,300	6,230
Societe Generale N.A.
4.420% due 04/04/2006		4,200	4,199
Spintab AB
4.700% due 05/26/2006		800	794
4.760% due 06/02/2006		1,300	1,289
UBS Finance Delaware LLC
4.430% due 04/10/2006		900	899
4.440% due 04/10/2006		2,300	2,298
4.440% due 04/28/2006		1,000	997
4.480% due 05/10/2006		3,100	3,086
Westpac Capital Corp.
4.700% due 05/23/2006		6,600	6,557
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006		500	497

			67,854

Repurchase Agreement 1.5%

State Street Bank
4.400% due 04/03/2006
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,693. Repurchase proceeds are $3,621.)		3,620	3,620

U.S. Treasury Bills 6.5%

4.498% due 06/01/2006 - 06/15/2006 (c)(d)(e)		15,875	15,714

Total Short-Term Instruments (Cost $87,215 )			87,188

Total Investments (a) 111.3% (Cost $271,101 )			$267,384

Written Options (g) (0.2%) (Premiums $673 )			(565)

Other Assets and Liabilities (Net) (11.1%)			(26,651)

Net Assets 100.0%			$240,168

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $786 were valued with reference to securities whose prices are more readily obtainable.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $15,219 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ BP95.500	Short	12/2006	9	$(2)
90-Day Eurodollar December Futures	Long	12/2006	554	(545)
90-Day Eurodollar December Futures	Long	12/2007	47	(34)
90-Day Eurodollar June Futures	Long	06/2007	221	(236)
90-Day Eurodollar March Futures	Long	03/2007	415	(457)
90-Day Eurodollar September Futures	Long	09/2007	101	(92)
Euro-Bobl 5-Year Note Futures	Short	06/2006	43	28
S&P 500 Emini Index June Futures	Long	06/2006	301	139
S&P 500 Index June Futures	Long	06/2006	631	1,831
U.S. Treasury 10-Year Note Futures	Long	06/2006	27	(21)
U.S. Treasury 5-Year Note Futures	Short	06/2006	1	1

				$612

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  47

Schedule of Investments (Cont.)

StocksPLUS® Total Return Fund

March 31, 2006

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	11,000	$(64)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		5,900	(67)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		200	(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,100	2
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(7)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		$400	(18)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,300	18
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		500	(4)

							$(154)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$2,800	$6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	1,500	(17)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	2,800	13
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,300	8
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	800	14
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	500	(1)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	(4)

						$18

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	8,567	$(161)

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	9	$2	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	35	7	2
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	7	2	1
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	9	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	71	15	19
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	26	16	24
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	196	150	272
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	15	16	29
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	10	9	14
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	19	10	15
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	48	37	63
Put - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	9	11	17

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$200	1	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	400	2	1
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	700	5	1

					$285	$458

48  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	300	$4	$1
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		5,400	26	37
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		3,000	40	12
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	29	24
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		1,800	14	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		4,000	25	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		5,000	41	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		2,000	15	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		4,000	39	4
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		3,000	21	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		2,000	15	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		1,000	8	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		3,000	19	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		2,000	19	2
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	22	16

								$388	$107

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	523	05/2006	$0	$(9)	$(9)
Buy	BR	218	07/2006	3	0	3
Sell		125	07/2006	0	(1)	(1)
Buy	C$	99	05/2006	0	0	0
Buy	CP	45,460	07/2006	0	0	0
Sell		86,200	07/2006	0	(2)	(2)
Buy		105,000	08/2006	2	0	2
Buy	CY	1,888	03/2007	0	0	0
Buy	EC	548	06/2006	2	0	2
Buy	JY	250,873	05/2006	4	(1)	3
Sell	KW	10,850	07/2006	0	0	0
Buy		197,174	08/2006	0	(1)	(1)
Sell		47,900	08/2006	0	0	0
Buy		124,717	09/2006	0	0	0
Sell		124,717	09/2006	0	(1)	(1)
Buy	MP	1,130	08/2006	0	(4)	(4)
Sell		1,200	08/2006	0	(1)	(1)
Buy		1,125	09/2006	0	(2)	(2)
Buy	PN	211	05/2006	0	(2)	(2)
Buy		243	08/2006	0	(2)	(2)
Sell		410	08/2006	1	0	1
Buy		247	09/2006	0	(1)	(1)
Buy	PZ	388	05/2006	0	(2)	(2)
Sell		243	05/2006	0	(1)	(1)
Buy		199	09/2006	0	0	0
Buy	RP	2,481	08/2006	0	0	0
Sell		2,481	08/2006	0	0	0
Buy		4,735	09/2006	1	0	1
Sell		1,820	09/2006	0	0	0
Buy	RR	4,512	08/2006	3	0	3
Sell		4,512	08/2006	0	(1)	(1)
Buy		3,058	09/2006	0	0	0
Sell	S$	10	07/2006	0	0	0
Buy		271	08/2006	1	0	1
Sell		271	08/2006	0	(1)	(1)
Buy		172	09/2006	0	0	0
Buy	SR	4	05/2006	0	0	0
Sell		90	05/2006	0	0	0
Buy		125	08/2006	0	0	0
Buy	SV	7,480	09/2006	1	0	1
Sell		4,230	09/2006	0	(2)	(2)
Buy	T$	4,529	08/2006	0	(1)	(1)
Sell		4,529	08/2006	0	(1)	(1)
Buy		3,337	09/2006	0	0	0
Sell		3,337	09/2006	0	(1)	(1)

				$18	$(37)	$(19)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  49

Financial Highlights - Class D

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
All Asset Fund

Class D
03/31/2006	$12.61	$0.82	$(0.09)	$0.73	$(0.71)	$(0.06)	$0.00
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)	0.00
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)	0.00

All Asset All Authority Fund

Class D
07/29/2005 - 03/31/2006	$10.96	$0.45	$(0.29)	$0.16	$(0.51)	$(0.02)	$0.00

CommodityRealReturn Strategy Fund®

Class D
03/31/2006	$16.23	$0.58	$(0.16)	$0.42	$(1.82)	$(0.07)	$(0.82)
03/31/2005	15.66	0.38	1.14	1.52	(0.77)	(0.18)	0.00
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.16	1.25	1.41	(0.76)	0.00	0.00

Fundamental IndexPLUS TR Fund

Class D
06/30/2005 - 03/31/2006	$10.00	$0.26	$0.45	$0.71	$(0.43)	$0.00	$0.00

International StocksPLUS® TR Strategy Fund

Class D
03/31/2006	$10.40	$0.38	$2.95	$3.33	$(1.40)	$0.00	$0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)	(0.15)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00	0.00

Real Return Fund

Class D
03/31/2006	$11.42	$0.49	$(0.44)	$0.05	$(0.50)	$(0.15)	$0.00
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)	0.00
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)	0.00
03/31/2003	11.29	0.45	1.31	1.76	(0.48)	(0.15)	0.00
03/31/2002	10.40	0.32	0.12	0.44	(0.45)	(0.10)	0.00

RealEstateRealReturn Strategy Fund

Class D
03/31/2006	$9.26	$0.38	$2.60	$2.98	$(3.03)	$(0.10)	$0.00
03/31/2005	11.96	0.24	1.31	1.55	(3.96)	(0.22)	(0.07)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00	0.00

StocksPLUS® Fund

Class D
03/31/2006	$9.44	$0.29	$0.61	$0.90	$(0.24)	$0.00	$0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00	0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00	0.00
03/31/2003	9.93	0.18	(2.43)	(2.25)	(0.12)	0.00	0.00
03/31/2002	10.12	0.39	(0.36)	0.03	(0.22)	0.00	0.00

StocksPLUS® Total Return Fund

Class D
03/31/2006	$12.35	$0.42	$0.77	$1.19	$(0.64)	$(1.21)	$0.00
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)	0.00
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)	0.00

50  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
All Asset Fund

Class D
03/31/2006	$(0.77)	$12.57	5.83%	$460,375	0.87%	(k)	6.40%		56%
03/31/2005	(0.77)	12.61	4.73	227,657	0.86	(j)	6.08		92
04/30/2003 - 03/31/2004	(0.53)	12.78	17.15	100,007	0.86	*(e)(j)	5.65	*	99

All Asset All Authority Fund

Class D
07/29/2005 - 03/31/2006	$(0.53)	$10.59	1.41%	$13,933	2.03%	*(k)(l)	6.31%	*	62%

CommodityRealReturn Strategy Fund®

Class D
03/31/2006	$(2.71)	$13.94	1.74%	$1,407,939	1.24%		3.69%		292%
03/31/2005	(0.95)	16.23	10.36	1,089,498	1.24		2.50		264
03/31/2004	(1.54)	15.66	44.79	555,629	1.24		1.33		290
11/29/2002 - 03/31/2003	(0.76)	12.03	12.71	3,069	1.24	*(d)	(40.25	)*	492

Fundamental IndexPLUS TR Fund

Class D
06/30/2005 - 03/31/2006	$(0.43)	$10.28	7.24%	$5,617	1.14%	*	3.36%	*	426%

International StocksPLUS® TR Strategy Fund

Class D
03/31/2006	$(1.40)	$12.33	32.84%	$5,346	1.27%	(n)	3.17%		682%
03/31/2005	(1.52)	10.40	9.71	367	1.35		0.90		666
10/30/2003 - 03/31/2004	(0.26)	10.76	10.27	110	1.35	*(f)	10.17	*	41

Real Return Fund

Class D
03/31/2006	$(0.65)	$10.82	0.35%	$1,124,170	0.90%		4.37%		3.88%
03/31/2005	(0.70)	11.42	3.00	1,210,596	0.90		3.12		3.69
03/31/2004	(0.86)	11.79	11.24	935,857	0.90		3.05		3.08
03/31/2003	(0.63)	11.42	17.47	837,960	0.91	(o)	4.05		1.91
03/31/2002	(0.55)	11.29	4.22	378,576	0.90		3.14		2.37

RealEstateRealReturn Strategy Fund

Class D
03/31/2006	$(3.13)	$9.11	35.56%	$18,720	1.21%	(b)	3.80%		337%
03/31/2005	(4.25)	9.26	10.13	6,954	1.24		2.32		510
10/30/2003 - 03/31/2004	(0.83)	11.96	29.30	3,920	1.25	*(h)(i)	33.79	*	158

StocksPLUS® Fund

Class D
03/31/2006	$(0.24)	$10.10	9.56%	$14,793	1.03%	(m)	2.95%		239%
03/31/2005	(0.49)	9.44	5.32	12,434	1.05		1.05		371
03/31/2004	(0.70)	9.44	34.43	8,660	1.05		0.62		287
03/31/2003	(0.12)	7.56	(22.71)	2,000	1.05		2.17		282
03/31/2002	(0.22)	9.93	0.22	1,998	1.06	(c)	3.88		455

StocksPLUS® Total Return Fund

Class D
03/31/2006	$(1.85)	$11.69	9.87%	$3,595	1.16%	(k)	3.39%		322%
03/31/2005	(0.54)	12.35	6.20	1,430	1.19	(g)	1.00		414
07/31/2003 - 03/31/2004	(0.42)	12.12	16.90	524	1.19	*(g)	0.22	*	282

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.40%.
(e)	Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.
(i)	Ratio of expenses to average net assets excluding interest expense is 1.24%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(k)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(l)	Ratio of expenses to average net assets excluding interest and line of credit expense is 0.90%.
(m)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(n)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%.
(o)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  51

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund	Fundamental IndexPLUS® TR Fund	International StocksPLUS® TR Strategy Fund
Assets:
Investments, at value	$0	$0	$16,208,251	$688,209	$888,789
Investments in Affiliates, at value	11,350,823	893,257	0	0	0
Cash	0	1	40	0	52
Foreign currency, at value	0	0	4,416	783	44
Receivable for investments sold	0	0	1,427,415	123,790	142,005
Receivable for investments in Affiliates sold	44,794	0	232,870	0	0
Receivable for investments sold on delayed-delivery basis	0	0	0	0	876
Receivable for Fund shares sold	103,248	9,312	57,706	1,431	1,381
Interest and dividends receivable	0	0	98,964	1,169	2,460
Interest and dividends receivable from Affiliates	32,634	1,781	0	0	0
Variation margin receivable	0	0	980	40	81
Manager reimbursement receivable	0	0	0	25	0
Swap premiums paid	0	0	16,616	8	602
Unrealized appreciation on forward foreign currency contracts	0	0	1,223	6	2,480
Unrealized appreciation on swap agreements	0	0	268,081	6,313	22,156
Other assets	0	77	0	0	10

	11,531,499	904,428	18,316,562	821,774	1,060,936

Liabilities:
Payable for investments purchased	$0	$0	$2,546,426	$295,640	$388,705
Payable for investments in Affiliates purchased	96,582	2,544	0	0	0
Payable for investments purchased on delayed-delivery basis	0	0	3,574,060	0	59,702
Payable for short sales	0	0	185,815	0	2,777
Written options outstanding	0	0	1,943	893	213
Payable for Fund shares redeemed	31,270	2,982	61,437	106	780
Payable for line of credit	0	160,555	0	0	0
Dividends payable	0	0	0	0	0
Accrued investment advisory fee	2,043	165	5,209	230	294
Accrued administration fee	1,791	143	3,920	122	167
Accrued distribution fee	1,284	78	1,316	4	17
Accrued servicing fee	915	79	1,263	8	11
Variation margin payable	0	0	0	4	7
Recoupment payable to Manager	55	19	0	0	8
Swap premiums received	0	0	8,695	178	945
Unrealized depreciation on forward foreign currency contracts	0	0	1,213	223	575
Unrealized depreciation on swap agreements	0	0	101,837	570	1,831
Unrealized depreciation on forward volatility options	0	0	0	1	0
Other liabilities	0	0	1,964	0	0

	133,940	166,565	6,495,098	297,979	456,032

Net Assets	$11,397,559	$737,863	$11,821,464	$523,795	$604,904

Net Assets Consist of:
Paid in capital	$11,500,340	$755,056	$12,278,564	$516,907	$578,791
Undistributed (overdistributed) net investment income	27,104	567	(157,815)	10,257	11,804
Accumulated undistributed net realized gain (loss)	4,335	(485)	(150,817)	(3,917)	(2,820)
Net unrealized appreciation (depreciation)	(134,220)	(17,275)	(148,468)	548	17,129

	$11,397,559	$737,863	$11,821,464	$523,795	$604,904

Net Assets:
Class D	$460,375	$13,933	$1,407,939	$5,617	$5,346
Other Classes	10,937,184	723,930	10,413,525	518,178	599,558

Shares Issued and Outstanding:
Class D	36,620	1,315	101,005	546	434

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$12.57	$10.59	$13.94	$10.28	$12.33

Cost of Investments Owned	$0	$0	$16,513,044	$690,748	$892,704

Cost of Investments in Affiliates Owned	$11,485,042	$910,533	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$4,417	$782	$44

Proceeds Received on Short Sales	$0	$0	$183,965	$0	$2,781

Premiums Received on Written Options	$0	$0	$1,431	$970	$419

52  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands, except per share amounts	Real Return Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund
Assets:
Investments, at value	$19,758,565	$587,983	$1,106,326	$267,384
Investments in Affiliates, at value	0	0	0	0
Cash	16,276	12	412	228
Foreign currency, at value	11,140	1,270	327	253
Receivable for investments sold	526,033	5,783	85,665	5,253
Receivable for investments in Affiliates sold	0	0	0	0
Receivable for investments sold on delayed-delivery basis	993,835	18,366	0	0
Receivable for Fund shares sold	39,394	627	1,996	155
Interest and dividends receivable	137,640	4,182	4,146	1,005
Interest and dividends receivable from Affiliates	0	0	0	0
Variation margin receivable	1,351	31	6,481	56
Manager reimbursement receivable	0	0	0	0
Swap premiums paid	17,704	685	17	112
Unrealized appreciation on forward foreign currency contracts	1,781	50	713	18
Unrealized appreciation on swap agreements	36,784	22,709	937	61
Other assets	0	0	0	0

	21,540,503	641,698	1,207,020	274,525

Liabilities:
Payable for investments purchased	$1,952,032	$25,581	$60,862	$31,766
Payable for investments in Affiliates purchased	0	0	0	0
Payable for investments purchased on delayed-delivery basis	4,451,263	141,052	0	0
Payable for short sales	911,278	8,016	0	0
Written options outstanding	2,209	85	5,187	565
Payable for Fund shares redeemed	52,397	311	76,338	549
Payable for line of credit	0	0	0	0
Dividends payable	1,525	0	0	0
Accrued investment advisory fee	3,251	207	377	106
Accrued administration fee	4,047	122	314	67
Accrued distribution fee	1,827	24	116	32
Accrued servicing fee	1,808	21	75	21
Variation margin payable	1	0	9,798	763
Recoupment payable to Manager	0	8	0	0
Swap premiums received	16,161	940	541	93
Unrealized depreciation on forward foreign currency contracts	2,362	10	387	37
Unrealized depreciation on swap agreements	4,675	325	1,008	358
Unrealized depreciation on forward volatility options	0	0	2	0
Other liabilities	3,096	0	0	0

	7,407,932	176,702	155,005	34,357

Net Assets	$14,132,571	$464,996	$1,052,015	$240,168

Net Assets Consist of:	$14,510,978	$425,650	$1,205,562	$229,373
Paid in capital
Undistributed (overdistributed) net investment income	35,022	42,543	25,522	4,717
Accumulated undistributed net realized gain (loss)	(260,627)	(9,808)	(184,988)	9,391
Net unrealized appreciation (depreciation)	(152,802)	6,611	5,919	(3,313)

	$14,132,571	$464,996	$1,052,015	$240,168

Net Assets:
Class D	$1,124,170	$18,720	$14,793	$3,595
Other Classes	13,008,401	446,276	1,037,222	236,573

Shares Issued and Outstanding:
Class D	103,914	2,055	1,465	307

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$10.82	$9.11	$10.10	$11.69

Cost of Investments Owned	$19,939,188	$603,867	$1,106,860	$271,101

Cost of Investments in Affiliates Owned	$0	$0	$0	$0

Cost of Foreign Currency Held	$11,182	$1,270	$328	$252

Proceeds Received on Short Sales	$905,019	$7,913	$0	$0

Premiums Received on Written Options	$1,590	$66	$3,945	$673

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  53

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund®	Fundamental IndexPLUS TR Fund(1)	International StocksPLUS® TR Strategy Fund
Investment Income:
Interest	$737	$259	$522,457	$11,486	$9,969
Dividends	0	0	0	0	139
Dividends from Affiliate investments	622,576	33,283	0	0	0
Miscellaneous income	78	8	23	0	0

Total Income	623,391	33,550	522,480	11,486	10,108

Expenses:
Investment advisory fees	17,548	973	52,271	1,306	1,280
Administration fees	16,461	617	40,255	685	744
Servicing fees - Class D	883	10	3,423	6	7
Distribution and/or servicing fees - Other Classes	18,814	563	23,916	39	156
Trustees’ fees	0	0	25	1	1
Organization costs	0	0	0	25	0
Interest expense	0	4,934	0	4	4
Miscellaneous expense	0	19	7	0	8

Total Expenses	53,706	7,116	119,897	2,066	2,200
Reimbursement by Manager	(252)	0	0	(25)	0

Net Expenses	53,454	7,116	119,897	2,041	2,200

Net Investment Income	569,937	26,434	402,583	9,445	7,908

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(137,751)	(1,276)	(1,507)
Net realized gain on Affiliate investments	34,875	912	0	0	0
Net capital gain distributions received from Underlying Funds	22,369	1,191	0	0	0
Net realized gain on futures contracts, options and swaps	0	0	199,275	18,808	22,492
Net realized gain (loss) on foreign currency transactions	0	0	(10,256)	(40)	16,462
Net change in unrealized (depreciation) on investments	0	0	(367,952)	(2,809)	(3,645)
Net change in unrealized (depreciation) on Affiliate investments	(194,139)	(17,007)	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	90,823	3,303	24,778
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	4,308	54	(3,026)

Net Gain (Loss)	(136,895)	(14,904)	(221,553)	18,040	55,554

Net Increase in Net Assets Resulting from Operations	$433,042	$11,530	$181,030	$27,485	$63,462

(1)	Period from June 30, 2005 to March 31, 2006

54  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands	Real Return Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund
Investment Income:
Interest	$773,536	$33,672	$46,606	$12,190
Dividends	542	0	576	76
Dividends from Affiliate investments	0	0	0	0
Miscellaneous income	37	14	18	5

Total Income	774,115	33,686	47,200	12,271

Expenses:
Investment advisory fees	37,206	2,976	4,491	1,392
Administration fees	46,817	1,693	3,542	869
Servicing fees - Class D	3,079	34	34	6
Distribution and/or servicing fees - Other Classes	41,848	403	2,394	573
Trustees’ fees	35	1	3	1
Organization costs	0	0	0	0
Interest expense	305	0	0	0
Miscellaneous expense	21	9	2	1

Total Expenses	129,311	5,116	10,466	2,842
Reimbursement by Manager	0	0	0	0

Net Expenses	129,311	5,116	10,466	2,842

Net Investment Income	644,804	28,570	36,734	9,429

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(44,085)	(3,293)	(6,162)	2,176
Net realized gain on Affiliate investments	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0
Net realized gain on futures contracts, options and swaps	102,647	159,553	42,161	4,615
Net realized gain (loss) on foreign currency transactions	7,898	(357)	92	(52)
Net change in unrealized (depreciation) on investments	(607,884)	(22,296)	(6,860)	(3,274)
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(53,619)	27,518	40,720	12,325
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	1,082	101	(797)	(218)

Net Gain (Loss)	(593,961)	161,226	69,154	15,572

Net Increase in Net Assets Resulting from Operations	$50,843	$189,796	$105,888	$25,001

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  55

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		CommodityRealReturn Strategy Fund®		Fundamental IndexPLUS TR Fund	International StocksPLUS® TR Strategy Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Period from June 30, 2005 to March 31, 2006	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$569,937	$239,263	$26,434	$6,361	$402,583	$141,892	$9,445	$7,908	$2,174
Net realized gain	0	0	0	0	51,268	676,244	17,492	37,447	17,945
Net realized gain (loss) on Affiliate investments	34,875	(5,021)	912	(1,884)	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	22,369	14,957	1,191	358	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(272,821)	(67,421)	548	18,107	(1,295)
Net change in unrealized depreciation on Affiliate investments	(194,139)	(22,432)	(17,007)	(1,768)	0	0	0	0	0

Net increase resulting from operations	433,042	226,767	11,530	3,067	181,030	750,715	27,485	63,462	18,824

Distributions to Share- holders:
From net investment income
Class D	(21,526)	(7,976)	(265)	0	(168,688)	(40,057)	(200)	(505)	(23)
Other Classes	(525,886)	(236,285)	(25,876)	(6,499)	(1,143,666)	(275,940)	(20,395)	(33,019)	(17,653)
From net realized capital gains
Class D	(2,060)	(701)	(9)	0	(6,741)	(9,032)	0	0	(10)
Other Classes	(46,542)	(20,251)	(841)	(100)	(45,749)	(63,370)	0	0	(6,170)
Tax basis return of capital
Class D	0	0	0	0	(71,697)	0	0	0	(3)
Other Classes	0	0	0	0	(486,874)	0	0	0	(2,407)

Total Distributions	(596,014)	(265,213)	(26,991)	(6,599)	(1,923,415)	(388,399)	(20,595)	(33,524)	(26,266)

Fund Share Trans- actions:
Receipts for shares sold
Class D	321,690	163,732	14,546	0	934,424	829,194	5,877	5,215	439
Other Classes	6,270,913	4,013,726	688,345	126,965	6,780,930	4,897,033	494,712	449,767	234,874
Issued as reinvestment of distributions
Class D	19,891	6,296	255	0	203,759	43,320	197	497	33
Other Classes	480,541	215,710	19,431	6,053	1,237,425	261,563	19,689	32,034	26,183
Cost of shares redeemed
Class D	(100,979)	(39,145)	(528)	0	(591,785)	(384,785)	(569)	(1,056)	(202)
Other Classes	(1,142,287)	(454,375)	(123,763)	(33,308)	(3,099,340)	(2,019,333)	(3,004)	(122,337)	(61,730)
Net increase (decrease) resulting from Fund share transactions	5,849,769	3,905,944	598,286	99,710	5,465,413	3,626,992	516,902	364,120	199,597
Fund Redemption Fee	297	136	18	0	646	432	3	18	3

Total Increase (Decrease) in Net Assets	5,687,094	3,867,634	582,843	96,718	3,723,674	3,989,740	523,795	394,076	192,158

Net Assets:
Beginning of period	5,710,465	1,842,831	155,020	58,842	8,097,790	4,108,050	0	210,828	18,670

End of period*	$11,397,559	$5,710,465	$737,863	$155,020	$11,821,464	$8,097,790	$523,795	$604,904	$210,828

* Including undistributed (overdistri- buted) net investment income of:	$27,104	$5,587	$567	$273	$(157,815)	$624,293	$10,257	$11,804	$(1,589)

56  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Real Return Fund		RealEstateRealReturn Strategy Fund		StocksPLUS® Fund		StocksPLUS® Total Return Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$644,804	$379,063	$28,570	$11,032	$36,734	$20,036	$9,429	$5,542
Net realized gain	66,460	146,066	155,903	44,803	36,091	99,417	6,739	32,536
Net realized gain (loss) on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(660,421)	(139,091)	5,323	(18,614)	33,063	(9,989)	8,833	(8,311)
Net change in unrealized depreciation on Affiliate investments	0	0	0	0	0	0	0	0

Net increase resulting from operations	50,843	386,038	189,796	37,221	105,888	109,464	25,001	29,767

Distributions to Shareholders:
From net investment income
Class D	(54,633)	(32,198)	(4,522)	(1,088)	(332)	(585)	(151)	(10)
Other Classes	(605,480)	(359,390)	(145,468)	(55,438)	(28,055)	(87,547)	(13,023)	(5,798)
From net realized capital gains
Class D	(16,482)	(28,746)	(148)	(55)	0	0	(255)	(30)
Other Classes	(181,023)	(321,671)	(4,851)	(3,804)	0	0	(20,946)	(18,169)
Tax basis return of capital
Class D	0	0	0	(21)	0	0	0	0
Other Classes	0	0	0	(19,181)	0	0	0	0

Total Distributions	(857,618)	(742,005)	(154,989)	(79,587)	(28,387)	(88,132)	(34,375)	(24,007)

Fund Share Transactions:
Receipts for shares sold
Class D	437,180	540,527	17,993	8,715	5,539	5,585	2,834	1,233
Other Classes	4,969,951	5,588,221	355,243	509,342	484,483	783,282	126,512	504,816
Issued as reinvestment of distributions
Class D	66,665	57,232	2,220	885	328	576	387	40
Other Classes
Cost of shares redeemed
Class D	630,191	547,021	144,303	74,636	24,979	81,719	30,575	22,965
Other Classes	(524,216)	(292,235)	(7,264)	(5,116)	(4,450)	(2,335)	(836)	(367)
Net increase (decrease) resulting from Fund	(4,840,100)	(2,988,379)	(545,980)	(388,747)	(923,463)	(1,158,607)	(352,799)	(375,908)
share transactions	739,671	3,452,387	(33,485)	199,715	(412,584)	(289,780)	(193,327)	152,779
Fund Redemption Fee	105	194	29	28	55	8	7	3

Total Increase (Decrease) in Net Assets	(66,999)	3,096,614	1,351	157,377	(335,028)	(268,440)	(202,694)	158,542

Net Assets:
Beginning of period	14,199,570	11,102,956	463,645	306,268	1,387,043	1,655,483	442,862	284,320

End of period*	$14,132,571	$14,199,570	$464,996	$463,645	$1,052,015	$1,387,043	$240,168	$442,862

* Including undistributed (overdistributed) net investment income of:	$35,022	$32,717	$42,543	$6,595	$25,522	$8,412	$4,717	$10,418

57  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Statement of Cash Flows

March 31, 2006

Amounts in thousands	All Asset All Authority Fund
Increase (Decrease) in Cash from:

Financing Activities:
Sales of Fund shares	$694,125
Redemptions of Fund shares	(121,374)
Distributions paid	(7,305)
Proceeds from financing transactions	117,347

Net increase from financing activities	682,793

Operating Activities:
Purchases of long-term securities	(1,011,868)
Proceeds from sales of long-term securities	303,373
Purchases of short-term securities (net)	(763)
Net investment income	26,434
Change in other receivables/payables (net)	(373)
Net (decrease) from operating activities	(683,197)

Net (Decrease) in Cash	(404)

Cash:
Beginning of period	405

End of period	$1

58  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class D of nine funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund are declared on each day the Trust is open for business and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

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Notes to Financial Statements (Cont.)

March 31, 2006

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Real Return Fund are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of each Fund except Real Return Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may gain exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the CRRS Fund derive at least 90 percent of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”).

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the CRRS Fund invests to not be considered Qualifying Income after June 30, 2006. The Revenue Ruling would limit the extent to which the CRRS Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income, including any other items not considered Qualifying Income.

The Revenue Ruling has no immediate impact on the current operations of the CRRS Fund and will not affect the ability of the CRRS Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the CRRS Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the CRRS Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the CRRS Fund’s investment return.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund with investments as described in the proceeding paragraph, the All Asset and All Authority Funds would be subject to the risk of diminished investment returns if the CRRS Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of the All Asset and All Asset All Authority Funds’ investments, any failure of the CRRS Fund to qualify as a regulated investment company could jeopardize the All Asset and All Asset All Authority Funds’ own qualification, if it thereby failed to satisfy the asset diversification requirement.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities

60  PIMCO Funds Annual Report  |  03.31.06

are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout report are defined as follows:

A$	–	Australian Dollar	N$	–	New Zealand Dollar
BP	–	British Pound	NK	–	Norwegian Krone
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
CY	–	Chinese Yuan Renminbi	RR	–	Russian Ruble
DK	–	Danish Krone	S$	–	Singapore Dollar
EC	–	Euro	SF	–	Swiss Franc
H$	–	Hong Kong Dollar	SK	–	Swedish Krona
JY	–	Japanese Yen	SR	–	South African Rand
KW	–	South Korean Won	SV	–	Slovakian Koruna
MP	–	Mexican Peso	T$	–	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying

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Notes to Financial Statements (Cont.)

March 31, 2006

instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the

62  PIMCO Funds Annual Report  |  03.31.06

Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Commodities Linked/Structured Notes. Certain Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At March 31, 2006, the value of these securities comprised 11.2% of the CommodityRealReturn Strategy Fund® ‘s net assets and resulted in unrealized depreciation of $714,111.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) or “Fannie Mae” and the Federal Home Loan Mortgage Corporation (“FHLMC”) or “Freddie Mac”. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
	All Classes (%)		Institutional (%)	Administrative (%)	A, B and C Classes (%)		Class D (%)		Class R (%)
All Asset Fund	0.20	(1)	0.05	0.05	0.40	(3)	0.40	(3)	0.45
All Asset All Authority Fund	0.25	(2)	0.05	N/A	0.40	(3)	0.40	(3)	N/A
CommodityRealReturn Strategy Fund®	0.49		0.25	0.25	0.50		0.50		N/A
Fundamental IndexPLUS TR Fund	0.54	(6)	0.25	0.25	0.40		0.40		N/A
International StocksPLUS® TR Strategy Fund	0.55		0.30	N/A	0.45	(4)	0.45	(4)	N/A
Real Return Fund	0.25		0.20	0.20	0.40		0.40		0.40
RealEstateRealReturn Strategy Fund	0.49		0.25	N/A	0.45	(5)	0.45	(5)	N/A
StocksPLUS® Fund	0.35	(7)	0.25	0.25	0.40		0.40		0.40
StocksPLUS® Total Return Fund	0.49		0.25	N/A	0.40	(3)	0.40	(3)	N/A

(1)	PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60% of the total assets invested in Underlying Funds.
(2)	PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds.

PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.40%.
(4)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.45%.
(5)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(6)	PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.
(7)	Effective October 1, 2005, the investment advisory fee was reduced by 0.05% to an annual rate of 0.35%.

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Notes to Financial Statements (Cont.)

March 31, 2006

Redemption Fees. Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days, 30 days or 60 days, after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $13,462,081 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority and Fundamental IndexPLUS TR Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class (%)	Admin. Class (%)	Class A (%)	Class B (%)	Class C (%)	Class D (%)
All Asset All Authority Fund	0.99	—	—	—	—	—
Fundamental IndexPLUS TR Fund	0.74	0.99	1.14	—	1.89	1.14

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006
All Asset All Authority Fund	$55	$0	$0
Fundamental IndexPLUS TR Fund	N/A	N/A	25

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market

64  PIMCO Funds Annual Report  |  03.31.06

movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$10,689,036	$4,858,570
All Asset All Authority Fund	0	0	1,011,455	302,182
CommodityRealReturn Strategy Fund®	39,960,051	33,997,626	1,995,337	487,228
Fundamental IndexPLUS TR Fund	1,222,427	945,083	187,650	17,175
International StocksPLUS® TR Strategy Fund®	2,317,098	1,901,613	192,825	38,155
Real Return Fund	70,267,047	67,502,639	1,534,937	1,495,857
RealEstateRealReturn Strategy Fund	2,236,936	2,166,993	29,099	26,132
StocksPLUS® Fund	1,123,373	1,069,922	404,405	346,859
StocksPLUS® Total Return Fund	644,908	665,234	50,306	70,123

5. Line of Credit

On October 31, 2003, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citibank N.A. Under this agreement, there is a maximum available commitment amount equal to $100 million. The initial available commitment amount is $5 million, and may be increased upon written request in amounts at least equal to $5 million. Borrowings under this agreement bear interest at a specified spread above the daily Federal Funds Rate, plus a commitment fee on the average daily unused balance of the available commitment. The daily unused balance refers to the available commitment then in effect minus the outstanding principal amount of advances. On November 21, 2005, the Fund terminated the revolving credit agreement with Citibank N.A. As of November 21, 2005, the AAAA Fund was paying interest at 4.75%. Interest and commitment fees paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund incurred interest expense and commitment fees in the amount of $2,403,844 and $7,753, respectively.

On November 21, 2005, the AAAA Fund entered into a revolving credit agreement with Citicorp North America, Inc., (“CNAI”). Under this agreement, there is a maximum available commitment amount equal to $175 million as of March 31, 2006. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2006 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of March 31, 2006, the AAAA Fund was paying interest at 5.16%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the CNAI revolving credit agreement for the fiscal year ended March 31, 2006 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of March 31, 2006
$135,450	$160,305	$2,417	$59	$175,000

6. Risk Factors of the All Asset and All Asset All Authority Funds

Investing in the Underlying Funds through the All Asset and All Asset All Authority Funds (the “Fund of Funds”) involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Fund of Funds wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund of Funds may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificated representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including future contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks. Accordingly, the Fund of Funds’ investment performance depends upon the ability of the Underlying Funds to achieve their objective. There can be no assurance that the investment objectives of any Underlying Funds will be achieved.

The officers and trustees of the Trust also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Fund of Funds and the Underlying Funds.

03.31.06  |  PIMCO Funds Annual Report  65

Notes to Financial Statements (Cont.)

March 31, 2006

7. Transactions in Written Call and Put Options

Transactions in Written call and put options were as follows (amount in thousands, except number of contracts)

	CommodityRealReturn Strategy Fund®			Fundamental IndexPLUS TR Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	6,564	$0	$1,497	0	$0	BP	0	$0
Sales	35,309	315,600	9,330	2,111	56,600		5,600	1,293
Closing Buys	0	0	0	0	0		0	0
Expirations	(39,788)	(315,600)	(9,396)	(1,231)	(3,200)		0	(308)
Exercised	0	0	0	(89)	0		0	(15)

Balance at 03/31/2006	2,085	$0	$1,431	791	$53,400	BP	5,600	$970

	International StocksPLUS® TR Strategy Fund			Real Return Fund			RealEstateRealReturn Strategy Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2005	243	$0	$92	10,512	$400,000	$8,091	360	$0	$80
Sales	466	63,400	509	42,217	479,000	10,999	1,932	22,000	494
Closing Buys	(43)	0	(16)	(33,905)	(879,000)	(13,414)	(953)	0	(197)
Expirations	(619)	(3,400)	(153)	(11,342)	0	(2,222)	(947)	(22,000)	(219)
Exercised	(47)	0	(13)	(5,219)	0	(1,864)	(292)	0	(92)

Balance at 03/31/2006	0	$60,000	$419	2,263	$0	$1,590	100	$0	$66

	StocksPLUS Fund®					StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	1,213	$0	BP	0	$511	755	$0	BP	0	$367
Sales	14,032	154,500		6,200	6,602	1,532	43,400		5,700	971
Closing Buys	(434)	0		0	(120)	(263)	0		0	(149)
Expirations	(8,803)	(8,500)		0	(2,422)	(1,526)	(1,600)		0	(505)
Exercised	(2,313)	0		0	(626)	(44)	0		0	(11)

Balance at 03/31/2006	3,695	$146,000	BP	6,200	$3,945	454	$41,800	BP	5,700	$673

8. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2006 (amounts in thousands):

All Asset Fund

Underlying PIMS Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund	$397,398	$504,286	$419,617	$(15,769)	$449,421	$65,402	$21,811
Convertible Fund	42,311	1,167	2,000	2,290	43,808	1,167	(82)
Developing Local Markets Fund	0	847,731	0	19,515	867,245	12,582	694
Emerging Markets Bond Fund	694,638	804,312	463,938	46,437	1,078,320	85,516	8,112
European Convertible Fund	108,410	3,663	108,621	0	0	1,942	11
Floating Income Fund	528,457	551,769	434,999	11,939	661,737	38,365	1,935
Foreign Bond Fund (Unhedged)	379,767	174,926	266,299	(16,139)	262,654	8,871	(12,212)
Fundamental IndexPLUS Fund	0	45,429	0	1,525	46,954	2,785	0
Fundamental IndexPLUS TR Fund	0	392,858	0	6,082	398,940	16,443	0
GNMA Fund	373,471	35,707	308,886	(888)	100,589	7,382	(1,333)
High Yield Fund	374,592	581,810	226,458	10,819	732,740	53,545	(4,944)
International StocksPLUS® TR Strategy Fund	195,837	410,665	107,924	24,915	523,531	26,857	(4,321)
Long-Term U.S. Government Fund	104,911	1,280,104	253,385	(62,072)	1,069,512	29,886	(2,091)
Low Duration Fund	11,060	507,548	344,545	(1,465)	170,073	5,386	(2,586)
Real Return Asset Fund	494,686	1,688,821	194,289	(82,511)	1,893,771	63,602	8,483
Real Return Fund	469,751	1,218,137	114,035	(60,728)	1,510,616	51,488	8,487
RealEstateRealReturn Strategy Fund	343,912	345,686	458,372	6,252	268,280	100,992	18,552
Short-Term Fund	0	457,938	447,098	0	10,608	1,457	(232)
StocksPLUS® Fund	225,358	78,474	295,122	762	7,495	637	3,376
StocksPLUS® Total Return Fund	255,480	8,407	209,805	5,077	52,774	5,895	14,339
Total Return Fund	288,184	716,767	81,682	(23,729)	902,239	29,986	(108)
Total Return Mortgage Fund	372,893	32,831	121,495	(6,531)	281,012	12,390	(647)

Totals	$5,661,116	$10,689,036	$4,858,570	$(134,219)	$11,332,319	$622,576	$57,244

66  PIMCO Funds Annual Report  |  03.31.06

All Asset All Authority Fund

Underlying PIMS Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy® Fund	$7,554	$31,838	$19,245	$(656)	$19,860	$1,637	$1,108
Convertible Fund	3,440	12	2,980	36	453	12	(71)
Developing Local Markets Fund	0	82,884	3,024	1,657	81,498	1,076	48
Emerging Markets Bond Fund	19,634	73,497	32,530	1,284	61,748	3,497	82
European Convertible Fund	2,241	19	2,228	0	0	19	(18)
European StocksPLUS® TR Strategy Fund	666	0	666	0	0	0	(1)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	4,962	25,072	4,360	105	25,736	1,140	7
Floating Income Fund	24,908	83,776	74,936	443	34,360	1,810	46
Foreign Bond Fund (Unhedged)	14,475	11,044	14,948	(489)	9,564	343	(578)
Fundamental IndexPLUS® Fund	0	0	0	0	0	0	0
Fundamental IndexPLUS® TR Fund	0	47,584	0	11	47,595	1,928	0
Global Bond Fund (Unhedged)	0	233	0	(10)	223	5	0
GNMA Fund	12,234	730	12,709	(1)	303	130	(15)
High Yield Fund	13,659	36,604	26,154	349	24,056	2,092	(511)
International StocksPLUS TR Strategy Fund	0	0	0	0	0	0	0
Japanese StocksPLUS TR Strategy Fund	5,681	45,191	3,518	1,569	48,930	4,378	(64)
Long-Term U.S. Government Fund	4,321	85,035	15,178	(3,910)	70,131	1,848	(233)
Low Duration Fund	1	0	0	0	1	0	0
Real Return Asset Fund	22,902	147,615	16,091	(6,462)	147,956	3,542	680
Real Return Fund	20,628	110,921	9,925	(4,134)	117,506	2,750	604
RealEstateRealReturn Strategy Fund	17,013	18,297	25,117	119	12,838	3,494	1,717
Short-Term Fund	0	0	0	0	0	0	0
StocksPLUS® Fund	0	0	0	0	0	0	0
StocksPLUS® Total Return Fund	2,833	0	2,826	0	1	0	111
StocksPLUS® TR Short Strategy Fund	0	137,826	7,145	(5,634)	124,720	1,211	(324)
Total Return Fund	10,331	70,212	14,262	(1,544)	64,499	2,057	(337)
Total Return Mortgage Fund	11,834	3,065	14,340	(9)	516	314	(148)

Totals	$199,317	1,011,455	$302,182	$(17,276)	$892,494	$33,283	$2,103

9. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
All Asset Fund	$27,837	$34,627	$(165,236)	$(9)	$0	$0
All Asset All Authority Fund	608	1,264	(19,065)	0	0	0
CommodityRealReturn Strategy Fund®	0	0	(403,344)	(5,903)	0	(47,853)
Fundamental IndexPLUS TR Fund	16,340	0	(2,673)	(58)	(2,291)	(4,430)
International StocksPLUS® TR Strategy Fund	34,980	0	(6,027)	0	(1,108)	(1,732)
Real Return Fund	48,157	341	(367,474)	(25,397)	0	(34,034)
RealEstateRealReturn Strategy Fund	64,124	93	(20,776)	(78)	0	(4,017)
StocksPLUS® Fund	28,213	0	1,054	(3,021)	(179,793)	0
StocksPLUS® Total Return Fund	6,726	7,617	(3,542)	(6)	0	0

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown on the following page.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

03.31.06  |  PIMCO Funds Annual Report  67

Notes to Financial Statements (Cont.)

March 31, 2006

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2010	2011	2014
Fundamental IndexPLUS TR Fund	$0	$0	$2,291
International StocksPLUS® TR Strategy Fund	0	0	1,108
StocksPLUS® Fund	29,305	150,488	0

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$11,516,058	$135,615	$(300,850)	$(165,235)
All Asset All Authority Fund	912,323	5,573	(24,639)	(19,066)
CommodityRealReturn Strategy Fund®	16,637,045	31,819	(460,613)	(428,794)
Fundamental IndexPLUS TR Fund	690,748	454	(2,993)	(2,539)
International StocksPLUS® TR Strategy Fund	894,058	1,446	(6,715)	(5,269)
Real Return Fund	20,160,642	170,213	(572,290)	(402,077)
RealEstateRealReturn Strategy Fund	609,742	287	(22,046)	(21,759)
StocksPLUS® Fund	1,106,928	5,979	(6,581)	(602)
StocksPLUS® Total Return Fund	271,112	686	(4,414)	(3,728)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006				March 31, 2005
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions		Return of Capital(7)	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
All Asset Fund	$553,416	$42,598		$0	$253,011	$12,202	$0
All Asset All Authority Fund	26,141	850		0	6,527	72	0
CommodityRealReturn Strategy Fund®	1,352,226	12,617	(8)	558,572	385,498	2,901	0
Fundamental IndexPLUS TR Fund	20,595	0		0	N/A	N/A	N/A
International StocksPLUS® TR Strategy Fund	33,524	0		0	21,356	2,500	2,410
Real Return Fund	764,118	93,500		0	691,601	50,404	0
RealEstateRealReturn Strategy Fund	152,489	2,500		0	60,386	0	19,201
StocksPLUS® Fund	28,387	0		0	88,132	0	0
StocksPLUS® Total Return Fund	23,173	11,202		0	13,707	10,300	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.
(8)	This amount was reported as a dividend pursuant to information reporting rules of the Internal Revenue Code.

68  PIMCO Funds Annual Report  |  03.31.06

10. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				CommodityRealReturn Strategy Fund®
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	24,871	$321,690	12,863	$163,732	1,340	$14,546	0	$0	59,410	$934,424	54,233	$829,194
Other Classes	485,695	6,270,913	317,376	4,013,726	63,138	688,345	11,960	126,965	434,055	6,780,930	320,779	4,897,033
Issued as reinvestment of distributions
Class D	1,555	19,891	497	6,296	24	255	0	0	13,408	203,759	2,885	43,320
Other Classes	37,478	480,541	17,004	215,710	1,794	19,431	570	6,053	81,419	1,237,425	17,423	261,563
Cost of shares redeemed
Class D	(7,863)	(100,979)	(3,126)	(39,145)	(49)	(528)	0	0	(38,944)	(591,785)	(25,460)	(384,785)
Other Classes	(88,760)	(1,142,287)	(36,178)	(454,375)	(11,428)	(123,763)	(3,232)	(33,308)	(201,240)	$(3,099,340)	(133,273)	(2,019,333)

Net increase (decrease) resulting from Fund share transactions	452,976	$5,849,769	308,436	$3,905,944	54,819	$598,286	9,298	$99,710	348,108	$5,465,413	236,587	$3,626,992

	RealEstateRealReturn Strategy Fund				StocksPLUS® Fund				StocksPLUS® Total Return Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	1,781	$17,993	823	$8,715	571	$5,539	587	$5,585	228	$2,834	100	$1,233
Other Classes	36,069	355,243	51,002	509,342	48,882	484,483	82,063	783,282	10,020	126,512	41,516	504,816
Issued as reinvestment of distributions
Class D	257	2,220	87	885	33	328	61	576	32	387	3	40
Other Classes	16,679	144,303	7,248	74,636	2,485	24,979	8,553	81,719	2,540	30,575	1,803	22,965
Cost of shares redeemed
Class D	(734)	(7,264)	(487)	(5,116)	(456)	(4,450)	(249)	(2,335)	(69)	(836)	(30)	(367)
Other Classes	(53,178)	(545,980)	(34,413)	(388,747)	(93,843)	(923,463)	(119,988)	(1,158,607)	(28,041)	(352,799)	(31,019)	(375,908)

Net increase (decrease) resulting from Fund share transactions	874	$33,485	24,260	$199,715	(42,328)	$(412,584)	(28,973)	$(289,780)	(15,290)	$(193,327)	12,373	$152,779

	Fundamental IndexPLUS TR Fund		International StocksPLUS® TR Strategy Fund				Real Return Fund
	Period from 06/30/2005 to 03/31/2006		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	583	$5,877	447	$5,215	41	$439	38,608	$437,180	47,192	$540,527
Other Classes	48,701	494,712	37,111	449,767	21,690	234,874	439,758	4,969,951	488,632	5,588,221
Issued as reinvestment of distributions
Class D	19	197	42	497	3	33	5,916	66,665	5,011	57,232
Other Classes	1,945	19,689	2,702	32,034	2,518	26,183	55,948	630,191	47,890	547,021
Cost of shares redeemed
Class D	(56)	(569)	(90)	(1,056)	(19)	(202)	(46,572)	(524,216)	(25,637)	(292,235)
Other Classes	(292)	(3,004)	(11,622)	(122,337)	(5,744)	(61,730)	(430,172)	(4,840,100)	(262,171)	(2,988,379)

Net increase resulting from Fund share transactions	50,900	$516,902	28,590	$364,120	18,489	$199,597	63,086	$739,671	300,917	$3,452,387

03.31.06  |  PIMCO Funds Annual Report  69

Notes to Financial Statements (Cont.)

March 31, 2006

11. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders–including certain Funds–were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

70  PIMCO Funds Annual Report  |  03.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy Fund® , Fundamental Index PLUS TR Fund, International StocksPLUS® TR Strategy Fund, Real Return Fund, RealEstateRealReturn Strategy Fund, StocksPLUS® Fund, and StocksPLUS® Total Return Fund, nine of the fifty-four Funds consituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

03.31.06  |  PIMCO Funds Annual Report  71

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.18%	0.15%	$308,341	$6,004
All Asset All Authority Fund	0.14%	0.12%	13,733	0
CommodityRealReturn Strategy Fund®	0.00%	0.00%	428,226	39,997
Fundamental IndexPLUS TR Fund	0.00%	0.00%	9,561	0
International StocksPLUS® TR Strategy Fund	0.41%	0.41%	8,414	0
Real Return Fund	0.07%	0.05%	604,709	34,292
RealEstateRealReturn Strategy Fund	0.00%	0.00%	31,960	2,500
StocksPLUS® Fund	2.02%	1.95%	31,490	0
StocksPLUS® Total Return Fund	0.32%	0.29%	7,808	5,917

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

72  PIMCO Funds Annual Report  |  03.31.06

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660. The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.06  |  PIMCO Funds Annual Report  73

Management of the Trust (Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

74  PIMCO Funds Annual Report  |  03.31.06

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Investment Sub-Advisor (All Asset and All Asset All Authority Funds only)	Research Affiliates, Inc., 800 E. Colorado Boulevard, Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/05).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade Corporate Bond

International Bond

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Developing Local Markets

Tax-Exempt Bond

PIMCO Short Duration Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn Strategy®

PIMCO RealEstateRealReturn Strategy

Equity-Related

PIMCO StocksPLUS®

PIMCO StocksPLUS® Total Return

PIMCO International StocksPLUS® TR Strategy

PIMCO Fundamental IndexPLUS TR

Asset Allocation (Tactical)

PIMCO All Asset

PIMCO All Asset All Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Equity Premium Strategy

OCC Core Equity

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

RCM Strategic Growth

PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

International Stock

NACM Global

RCM Global Small-Cap

RCM International Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Healthcare

RCM Biotechnology

RCM Technology

RCM Global Resources

www.allianzinvestors.com

*	As of 3/31/06 according to SimFunds.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ693AR_15123

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer and principal financial officer. During the period, the Code was amended to clarify certain defined terms, address the role of the registrant’s Chief Compliance Officer and provide for the public disclosure of any amendments or waivers. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a) The Board of Directors has determined that Vern O. Curtis, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Curtis is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2006	$1,753,600
	March 31, 2005	$1,630,154

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	March 31, 2006	$152,000
	March 31, 2005	$117,320

(c)	Fiscal Year Ended	Tax Fees(2)
	March 31, 2006	$21,409
	March 31, 2005	$191,061

(d)	Fiscal Year Ended	All Other Fees(3)
	March 31, 2006	$ 0
	March 31, 2005	$ 0

	“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

	“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

	“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

	“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

	(1) Includes aggregate fees billed for review of the registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.

	(2) Includes aggregate fees billed for review of the registrant’s tax returns and tax consulting services.

	(3) There were no “Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1)	The registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
		Aggregate Non-Audit Fees Billed to Entity

	Entity	March 31, 2006	March 31, 2005
	PIMCO Funds	$173,409	$308,381
	Pacific Investment Management Company LLC (“PIMCO”)	$537,158	$359,431

	Totals	$710,567	$667,812

(h)	The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2006

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Cablevision Systems Corp.
6.740% due 02/24/2013	$4,314	$4,314
CSC Holdings, Inc.
5.000% due 02/24/2013	6,471	6,529
Georgia-Pacific Corp.
6.880% due 12/20/2012	15,500	15,628
Myra-Pemex Trust
5.250% due 10/20/2006	32	31
4.500% due 12/23/2006	164	160
4.813% due 12/23/2006	236	231
5.063% due 12/23/2006	109	108
5.162% due 12/23/2006	629	626
5.375% due 12/23/2006	216	211
5.472% due 12/23/2006	108	108
NRG Energy, Inc.
6.820% due 09/30/2012	20,358	20,633
6.979% due 09/30/2012	4,642	4,699
OAO Rosneft Oil Co.
6.131% due 12/30/2008	80,000	79,900

Total Bank Loan Obligations (Cost $132,570)		133,178

CORPORATE BONDS & NOTES 11.9%

Banking & Finance 9.0%

Allstate Life Global Funding Trusts
4.980% due 03/23/2009	50,000	50,023
American General Corp
7.500% due 08/11/2010	250	269
American General Finance Corp.
4.980% due 03/23/2007	49,900	49,934
5.020% due 06/27/2007	13,000	13,016
4.860% due 08/16/2007	35,715	35,768
2.750% due 06/15/2008	500	473
American Honda Finance Corp.
4.910% due 03/09/2009	44,700	44,717
American International Group, Inc.
5.050% due 10/01/2015	40,800	38,976
Asahi Finance Cayman Ltd.
5.700% due 03/27/2049	10,000	10,090
Asian Development Bank
5.820% due 06/16/2028	1,100	1,160
ASIF Global Financing
4.730% due 05/03/2007	80,500	80,559
Atlantic & Western Re Ltd.
10.979% due 01/09/2007	19,400	19,231
Australia & New Zealand Banking Group Ltd.
4.830% due 02/18/2008	50,000	50,015
Bank of America Corp.
7.125% due 09/15/2006	1,225	1,235
4.970% due 03/28/2008	6,500	6,502
4.990% due 02/11/2009	20,000	20,116
4.960% due 03/24/2009	47,300	47,337
4.750% due 08/15/2013	500	477
Bank One Corp.
5.020% due 09/15/2006	150	150
2.625% due 06/30/2008	500	472
BankAmerica Corp.
6.625% due 10/15/2007	1,000	1,019
Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,563
Bear Stearns Cos., Inc.
4.760% due 01/16/2007	400	401
4.845% due 02/08/2008	27,350	27,408
4.810% due 04/29/2008	138,730	139,087
2.875% due 07/02/2008	500	475
4.960% due 01/30/2009	195,000	196,106
5.050% due 03/30/2009	105,200	105,255
7.625% due 12/07/2009	80	86
4.897% due 01/31/2011	50,000	50,084
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,110
BNP Paribas
5.186% due 06/29/2049	300	282
Boeing Capital Corp.
7.375% due 09/27/2010	135	146
Caterpillar Financial Services Corp.
2.350% due 09/15/2006	500	494
4.840% due 08/20/2007	12,138	12,156
4.950% due 03/10/2009	15,850	15,858
CIT Group Holdings, Inc.
4.810% due 01/30/2009	168,970	169,178
CIT Group, Inc.
4.960% due 08/31/2006	400	400
2.875% due 09/29/2006	70	69
4.949% due 02/15/2007	3,000	3,006
4.990% due 05/18/2007	7,090	7,110
5.160% due 09/20/2007	49,455	49,634
5.014% due 11/23/2007	27,540	27,642
5.500% due 11/30/2007	180	181
5.000% due 12/19/2007	80,350	80,413
4.840% due 02/21/2008	25,000	25,008
4.984% due 05/23/2008	141,260	141,688
4.899% due 08/15/2008	6,000	6,010
5.080% due 12/19/2008	20,000	20,021
7.750% due 04/02/2012	555	612
Citigroup, Inc.
4.900% due 06/04/2007	3,800	3,803
4.200% due 12/20/2007	110,800	108,851
4.730% due 05/02/2008	149,965	150,119
5.000% due 12/26/2008	5,750	5,754
4.707% due 01/30/2009	117,000	117,048
5.010% due 06/09/2009	51,213	51,388
4.920% due 05/18/2010	182,550	183,089
Countrywide Home Loans, Inc.
4.250% due 12/19/2007	205	201
Den Norske Bank ASA
4.980% due 03/10/2008	20,000	20,012
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	3,200	2,048
Export-Import Bank of China
4.875% due 07/21/2015	28,200	26,591
Export-Import Bank of Korea
6.500% due 11/15/2006	9,035	9,101
First National Bank Chicago Pass-Through Trust
8.080% due 01/05/2018	231	260
Ford Motor Credit Co.
5.700% due 11/16/2006	22,080	22,018
6.500% due 01/25/2007	16,300	16,241
5.090% due 03/13/2007	9,500	9,210
5.880% due 03/21/2007	50,300	49,570
5.795% due 09/28/2007	48,830	46,886
6.625% due 06/16/2008	10,000	9,470
5.800% due 01/12/2009	97,228	88,849
6.170% due 01/15/2010	20,300	18,386
General Electric Capital Corp.
4.995% due 06/22/2007	20,015	20,043
4.880% due 03/04/2008	57,600	57,654
4.820% due 05/19/2008	122,000	122,151
4.836% due 05/19/2008	6,000	6,007
4.760% due 07/28/2008	4,005	4,015
4.864% due 08/22/2008	37,500	37,557
4.930% due 12/12/2008	44,000	44,024
4.584% due 01/05/2009	5,000	5,005
4.830% due 02/02/2009	75,369	75,617
4.957% due 03/16/2009	50,000	50,021
4.760% due 04/30/2009	10,479	10,497
5.010% due 06/15/2009	144,965	145,299
5.075% due 06/22/2009	33,400	33,520
5.030% due 12/15/2009	122,290	122,664
4.671% due 01/20/2010	197,600	197,742
4.714% due 10/21/2010	98,800	98,938
6.125% due 02/22/2011	1,100	1,135
8.125% due 05/15/2012	250	283
4.250% due 06/15/2012	1,450	1,361
4.750% due 01/08/2016	82,800	83,037
General Motors Acceptance Corp.
5.520% due 04/13/2006	7,200	7,195
5.645% due 05/18/2006	35,000	34,901
4.500% due 07/15/2006	9,000	8,923
6.125% due 09/15/2006	4,600	4,579
5.500% due 01/16/2007	41,120	40,477
5.620% due 03/20/2007	67,300	65,944
5.550% due 07/16/2007	17,518	17,017
7.430% due 12/01/2021	903	910
Genworth Global Funding Trusts
4.970% due 02/10/2009	50,000	50,031
Goldman Sachs Group LP
5.420% due 02/09/2009	10,000	10,137
Goldman Sachs Group, Inc.
4.690% due 01/09/2007	720	721
5.060% due 03/30/2007	3,700	3,706
4.669% due 10/05/2007	155,000	155,431
4.760% due 07/29/2008	179,470	179,716
4.810% due 11/10/2008	41,000	41,040
5.025% due 12/22/2008	59,425	59,476
3.875% due 01/15/2009	420	405
7.350% due 10/01/2009	150	159
5.022% due 03/02/2010	53,584	53,668
6.875% due 01/15/2011	100	106
5.700% due 09/01/2012	1,550	1,560
4.750% due 07/15/2013	500	473
5.250% due 10/15/2013	165	161
HBOS PLC
5.920% due 09/29/2049	37,900	36,657
HSBC Bank USA N.A.
5.000% due 09/21/2007	800	802
4.710% due 07/28/2008	31,000	31,038
HSBC Capital Funding LP
9.547% due 12/29/2049	43,400	49,597
10.176% due 12/29/2049	46,160	66,964
10.176% due 12/31/2049	20,000	29,045
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	10,000	9,829
HSBC Finance Corp.
5.750% due 01/30/2007	1,750	1,758
4.870% due 02/09/2007	2,400	2,405
4.850% due 02/28/2007	90,300	90,377
4.760% due 05/10/2007	16,000	16,013
4.790% due 07/27/2007	10,000	10,022
4.750% due 08/10/2007	43,000	43,043
6.538% due 11/13/2007	7,500	7,651
4.860% due 05/09/2008	9,350	9,372
5.040% due 09/15/2008	114,850	115,220
4.980% due 12/05/2008	20,000	20,037
5.030% due 11/16/2009	12,065	12,121
4.970% due 05/10/2010	10,000	10,033
7.000% due 05/15/2012	200	214
Infrastructure Finance Corp. Ltd. AID Bonds
2.120% due 03/26/2009	2,000	2,040
International Lease Finance Corp.
4.941% due 04/20/2009	6,500	6,522
5.000% due 01/15/2010	19,630	19,753
Jenkins-Empire Associates
6.840% due 08/01/2008	949	938
John Deere Capital Corp
4.500% due 08/22/2007	1,000	990
John Deere Capital Corp.
4.950% due 04/15/2008	100,000	100,007
4.500% due 08/25/2008	5,100	5,010
JPMorgan Chase & Co.
4.693% due 01/25/2008	20,248	20,278
5.050% due 03/09/2009	10,000	10,037
5.169% due 10/02/2009	33,500	33,628
6.805% due 02/15/2012	600	603
4.875% due 03/15/2014	500	475
Lehman Brothers Holdings, Inc.
4.713% due 01/23/2009	51,600	51,636
5.080% due 04/03/2009	50,000	50,000
MBNA Capital B
5.480% due 02/01/2027	7,000	6,931
MBNA Corp.
5.140% due 05/05/2008	10,000	10,079
MBNA Europe Funding Plc
4.950% due 09/07/2007	11,500	11,510
Merrill Lynch & Co., Inc.
4.810% due 10/27/2006	3,000	3,003
5.055% due 03/19/2007	1,220	1,222
4.765% due 07/27/2007	66,923	67,055
5.017% due 06/16/2008	66,975	67,066
4.860% due 08/22/2008	52,875	52,914
4.730% due 10/27/2008	82,000	82,088
4.788% due 01/30/2009	50,000	50,032
4.960% due 02/06/2009	67,450	67,698
4.250% due 02/08/2010	2,000	1,922
Metropolitan Life Global Funding I
4.880% due 05/22/2006	150	150
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,113	2,137
6.750% due 02/01/2008	23,000	23,316
Morgan Stanley
4.708% due 01/12/2007	7,280	7,289
4.765% due 07/27/2007	38,370	38,436
4.845% due 11/09/2007	49,400	49,487
4.725% due 01/18/2008	227,990	228,440
5.141% due 05/14/2008	60,800	61,096
4.854% due 01/22/2009	209,800	210,029
4.830% due 02/09/2009	600	601
4.250% due 05/15/2010	2,500	2,385
6.750% due 04/15/2011	200	211
4.750% due 04/01/2014	160	150
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (m)	234,600	234,600
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	32,596
Natexis Ambs Co. LLC
8.440% due 12/29/2049	14,000	14,835
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	30,942
Oasis CBO Ltd.
4.955% due 05/30/2011	1,208	1,204
Pemex Finance Ltd.
8.020% due 05/15/2007	1,083	1,103
Petroleum Export Ltd.
5.265% due 06/15/2011	32,637	31,925
Phoenix Quake Ltd.
7.429% due 07/03/2008	36,600	37,188
Phoenix Quake Wind II Ltd.
8.479% due 07/03/2008	13,700	12,350
Phoenix Quake Wind Ltd.
7.429% due 07/03/2008	36,600	37,090
Pioneer 2002 Ltd.
10.910% due 06/15/2006	16,200	16,334
Premium Asset Trust
5.235% due 09/08/2007	34,900	33,268
Pricoa Global Funding I
4.859% due 11/24/2006	2,000	2,001
4.970% due 09/12/2008	30,000	30,034
Prudential Financial, Inc.
4.104% due 11/15/2006	92	91
5.040% due 06/13/2008	10,130	10,151
Rabobank Capital Funding II
5.260% due 12/29/2049	120	116
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	114
Rabobank Nederland
4.640% due 01/15/2009	75,000	75,042
Racers
5.049% due 08/15/2007	4,500	4,340
Residential Reinsurance Ltd.
9.770% due 06/08/2006	17,800	17,516
Resona Bank Ltd.
5.850% due 09/29/2049	37,800	36,747
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	48,700	48,729
4.664% due 07/21/2008	38,000	38,027
9.118% due 03/31/2049	74,200	83,210
7.648% due 08/31/2049	195	225
Santander U.S. Debt S.A. Unipersonal
4.990% due 09/19/2008	88,000	88,083
4.674% due 10/21/2008	10,800	10,807
4.770% due 02/06/2009	91,200	91,249
SLM Corp.
4.743% due 01/25/2007	2,700	2,703
4.703% due 01/25/2008	70,798	70,872
4.833% due 07/25/2008	65,450	65,688
4.823% due 01/26/2009	106,650	106,981
4.763% due 07/27/2009	50,535	50,554
5.120% due 03/15/2011	60,000	60,048
Sun Life Canada U.S. Capital Trust
8.526% due 05/29/2049	550	587
Textron Financial Corp.
4.800% due 11/07/2008	16,500	16,509
Toyota Motor Credit Corp
4.250% due 03/15/2010	500	483
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	67
6.375% due 03/15/2033	33	34
UBS Preferred Funding Trust I
8.622% due 10/29/2049	23,900	26,691
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,988
Unicredito Italiano New York
4.850% due 09/11/2007	47,500	47,523
USB Capital IX
6.189% due 03/29/2049	30,400	30,164
Vita Capital Ltd.
6.329% due 01/01/2007	19,600	19,618
Wachovia Bank N.A.
4.980% due 03/23/2009	97,000	97,045
Wachovia Corp.
4.710% due 10/28/2008	81,945	82,032
4.970% due 06/01/2010	17,600	17,651
4.990% due 03/15/2011	36,600	36,641
Wells Fargo & Co.
5.125% due 02/15/2007	3,500	3,499
4.920% due 03/10/2008	25,871	25,896
5.010% due 09/15/2009	296,021	296,684
5.000% due 03/23/2010	100,000	100,100
4.668% due 01/12/2011	10,000	10,014

		8,450,574

Industrials 2.2%

Altria Group, Inc.
6.950% due 06/01/2006	9,540	9,564
7.200% due 02/01/2007	37,000	37,380
Amerada Hess Corp.
6.650% due 08/15/2011	200	209
America West Airlines, Inc.
6.870% due 01/02/2017	1,530	1,531
American Airlines, Inc.
6.978% due 04/01/2011	20,478	21,024
BP Canada Finance Co.
3.625% due 01/15/2009	500	480
BP Capital Markets Plc
2.750% due 12/29/2006	225	221
Cablevision Systems Corp.
6.580% due 02/24/2013	4,314	4,314
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	211
8.125% due 05/15/2011	8,000	8,740
Chesapeake Energy Corp.
6.875% due 01/15/2016	5,000	5,062
Cisco Systems, Inc.
4.850% due 02/20/2009	73,800	73,912
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007	500	510
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	338
7.125% due 06/15/2013	400	424
Comcast Corp.
5.850% due 01/15/2010	420	422
7.050% due 03/15/2033	125	129
Continental Airlines, Inc.
7.056% due 09/15/2009	40,459	41,759
7.487% due 10/02/2010	1,215	1,261
6.503% due 06/15/2011	9,220	9,319
6.820% due 05/01/2018	5,453	5,520
7.707% due 04/02/2021	3,127	3,254
Cox Communications, Inc.
5.450% due 12/14/2007	102,600	103,305
CSC Holdings, Inc.
7.250% due 04/15/2012	12,000	11,790
CSX Corp.
4.990% due 08/03/2006	33,057	33,086
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	18,800	18,822
5.380% due 05/24/2006	97,895	97,925
5.715% due 08/08/2006	100	100
5.100% due 11/17/2006	8,800	8,801
5.100% due 03/07/2007	185,700	185,816
5.360% due 09/10/2007	15,113	15,162
5.330% due 03/13/2009	61,400	61,460
Delhaize America, Inc.
7.375% due 04/15/2006	11,300	11,319
9.000% due 04/15/2031	5,000	5,808
Dell, Inc.
6.550% due 04/15/2008	80	82
Delta Air Lines, Inc.
7.570% due 05/18/2012	9,750	9,756
EchoStar DBS Corp.
8.229% due 10/01/2008	500	514
El Paso Corp.
6.500% due 05/15/2006	510	511
7.500% due 08/15/2006	16,075	16,175
7.625% due 08/16/2007	2,000	2,045
6.950% due 12/15/2007	21,100	21,364
6.500% due 06/01/2008	45,208	45,321
7.625% due 09/01/2008	10,341	10,600
6.375% due 02/01/2009	9,000	8,944
6.750% due 05/15/2009	31,669	31,748
7.750% due 06/15/2010	15,500	16,062
7.000% due 05/15/2011	12,000	12,105
9.625% due 05/15/2012	12,700	14,192
7.875% due 06/15/2012	28,600	29,923
8.050% due 10/15/2030	12,000	12,390
7.800% due 08/01/2031	17,100	17,271
7.750% due 01/15/2032	110,810	112,195
7.420% due 02/15/2037	9,000	8,595
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	23,305
Enterprise Products Operating LP
4.000% due 10/15/2007	200	196
4.950% due 06/01/2010	50	49
First Data Corp.
4.700% due 08/01/2013	500	470
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,325
General Electric Co.
4.910% due 12/09/2008	45,000	45,012
Halliburton Co.
6.000% due 08/01/2006	3,615	3,621
HCA, Inc.
7.125% due 06/01/2006	7,904	7,963
8.050% due 08/25/2006	15,000	15,209
Historic TW, Inc.
8.110% due 08/15/2006	75	76
8.180% due 08/15/2007	180	186
HJ Heinz Co.
6.428% due 12/01/2020	39,300	40,018
Home Depot, Inc.
4.625% due 08/15/2010	215	210
Honeywell International, Inc.
4.960% due 03/13/2009	35,000	35,032
International Business Machines Corp.
5.375% due 02/01/2009	100	101
Kroger Co.
8.150% due 07/15/2006	3,910	3,939
Mandalay Resort Group
6.500% due 07/31/2009	2,500	2,509
Marathon Oil Corp.
5.375% due 06/01/2007	250	250
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (m)	1,128	1,077
MGM Mirage
8.375% due 02/01/2011	15,000	15,900
Norfolk Southern Corp.
6.750% due 02/15/2011	150	158
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	107,250	107,334
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	276	278
Pemex Project Funding Master Trust
8.850% due 09/15/2007	1,800	1,885
9.375% due 12/02/2008	51,650	56,428
7.875% due 02/01/2009	3,770	3,972
9.125% due 10/13/2010	85	96
8.000% due 11/15/2011	100,650	109,507
7.375% due 12/15/2014	22,380	23,947
5.750% due 12/15/2015	27,490	26,356
9.250% due 03/30/2018	2,000	2,465
8.625% due 02/01/2022	38,977	46,090
9.500% due 09/15/2027	31,000	39,757
6.625% due 06/15/2035	46,000	44,493
Qwest Communications International, Inc.
7.500% due 02/15/2014	20,783	21,510
Safeway, Inc.
5.485% due 03/27/2009	9,370	9,375
Solectron Corp.
7.970% due 11/15/2006	12,500	12,750
Sonat, Inc.
6.750% due 10/01/2007	2,300	2,320
7.625% due 07/15/2011	23,220	24,033

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	$23,195	$23,992
Target Corp.
5.400% due 10/01/2008	200	201
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,705
Time Warner, Inc.
6.150% due 05/01/2007	6,100	6,147
6.875% due 05/01/2012	350	367
7.625% due 04/15/2031	120	131
TXU Eastern Funding Co.
6.450% due 05/15/2049 (b)	15,270	1,069
Tyson Foods, Inc.
6.600% due 04/01/2016	19,200	18,998
UAL Equipment Trust
11.080% due 05/27/2006 (m)	8,225	1,314
Union Pacific Corp.
6.700% due 12/01/2006	1,650	1,664
United Airlines, Inc.
9.200% due 03/22/2008 (b)	3,380	1,554
6.201% due 09/01/2008	11,394	11,287
8.030% due 07/01/2011 (b)	465	440
6.932% due 09/01/2011 (b)	10,500	10,585
10.360% due 11/13/2012 (b)	4,171	252
6.071% due 03/01/2013	5,282	5,226
6.602% due 09/01/2013	7,209	7,140
10.020% due 03/22/2014 (b)	11,925	5,453
10.850% due 07/05/2014 (b)	34,111	14,258
10.850% due 02/19/2015 (b)	3,000	1,622
10.125% due 03/22/2015 (b)	14,300	7,665
9.060% due 06/17/2015 (b)	4,078	281
9.210% due 01/21/2017 (b)	10,791	931
United Telecom, Inc.
6.890% due 07/01/2008 (m)	700	689
Valero Energy Corp.
7.800% due 06/14/2010	10,000	10,137
Waste Management, Inc.
7.375% due 08/01/2010	100	107
Weyerhaeuser Co.
6.125% due 03/15/2007	17	17
Williams Cos., Inc.
6.375% due 10/01/2010	14,200	14,129

		2,042,334

Utilities 0.7%

Alabama Power Co.
4.990% due 08/25/2009	17,000	17,066
American Electric Power Co., Inc.
6.125% due 05/15/2006	14,630	14,643
4.709% due 08/16/2007	4,100	4,062
AT&T, Inc.
4.951% due 11/14/2008	12,000	12,031
4.125% due 09/15/2009	250	239
British Telecommunications Plc
8.375% due 12/15/2010	200	223
8.875% due 12/15/2030	250	321
Cingular Wireless LLC
6.500% due 12/15/2011	80	84
CMS Energy Corp.
9.875% due 10/15/2007	10,000	10,687
8.900% due 07/15/2008	8,552	9,129
7.500% due 01/15/2009	12,000	12,405
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	48
Consolidated Natural Gas Co.
5.375% due 11/01/2006	5,000	5,000
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	28,567
Dominion Resources, Inc.
5.049% due 05/15/2006	3,200	3,200
5.700% due 09/17/2012	100	99
DPL, Inc.
8.000% due 03/31/2009	28,000	29,782
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,100	3,104
5.220% due 12/01/2009	15,000	14,842
5.700% due 06/01/2015	50	48
Exelon Corp.
6.750% due 05/01/2011	200	209
FirstEnergy Corp.
5.500% due 11/15/2006	19,000	19,008
Florida Power Corp.
5.141% due 11/14/2008	7,500	7,507
France Telecom S.A.
7.750% due 03/01/2011	870	951
Georgia Power Co.
4.930% due 02/17/2009	14,550	14,604
GTE Corp.
6.360% due 04/15/2006	16,665	16,669
KT Corp.
4.875% due 07/15/2015	100	92
Midamerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	42,825
Mountain States TEL & TEL
6.000% due 08/01/2007	2,070	2,080
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	281
Nextel Communications, Inc.
7.375% due 08/01/2015	20,000	20,990
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	131
Ohio Edison Co.
5.450% due 05/01/2015	350	341
Progress Energy, Inc.
6.050% due 04/15/2007	14,250	14,338
7.100% due 03/01/2011	50	53
PSEG Power LLC
6.950% due 06/01/2012	172	182
5.000% due 04/01/2014	400	379
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	2,000	2,022
7.000% due 08/03/2009	15,500	15,810
Qwest Corp.
5.625% due 11/15/2008	5,000	4,987
8.875% due 03/15/2012	26,725	29,999
8.160% due 06/15/2013	2,800	3,094
7.625% due 06/15/2015	2,000	2,150
7.500% due 06/15/2023	6,850	6,996
7.200% due 11/10/2026	2,150	2,174
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	41	40
5.298% due 09/30/2020	57,100	54,028
5.298% due 09/30/2020	750	713
Ras Laffan LNG III
5.838% due 09/30/2027	40,650	38,869
Southern California Edison Co.
4.965% due 12/13/2007	2,740	2,742
Southwestern Public Service Co.
5.125% due 11/01/2006	10,690	10,669
Sprint Capital Corp.
6.000% due 01/15/2007	37,670	37,856
7.625% due 01/30/2011	420	455
8.375% due 03/15/2012	750	848
TXU Energy Co. LLC
7.000% due 03/15/2013	420	438
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (m)	2,760	2,703
Verizon Global Funding Corp.
6.125% due 06/15/2007	150	151
4.879% due 08/15/2007	133,600	133,639
7.250% due 12/01/2010	200	213
7.375% due 09/01/2012	200	217
Verizon New England, Inc.
6.500% due 09/15/2011	300	305
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,805
5.604% due 01/01/2022	3,000	2,810
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	457
Verizon Wireless Capital LLC
5.375% due 12/15/2006	15,335	15,339

		678,749

Total Corporate Bonds & Notes (Cost $11,113,551)		11,171,657

MUNICIPAL BONDS & NOTES 1.4%

Adams County, Pennsylvania General Obligation Notes, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,013
Alabama State General Obligation Notes, Series 2002
5.740% due 09/01/2021	13,228	13,529
Austin, Texas Electric Utilities Systems Revenue Notes, (MBIA Insured), Series 2003
5.000% due 11/15/2028	2,000	2,066
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
8.190% due 05/15/2035	1,955	2,154
Austin, Texas Water & Wastewater Utilities Revenue Notes, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	4,004
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,971
6.000% due 06/01/2017	1,000	1,052
6.375% due 06/01/2032	7,300	7,842
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,429
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2032	4,000	4,102
California State Department of Water Resources Revenue Bonds, Series 2000
6.600% due 12/01/2029	2,500	2,580
California State Economic Recovery General Obligation Notes, (MBIA Insured), Series 2005
6.600% due 07/01/2012	110	125
California State Economic Recovery Revenue Notes, (MBIA Insured), Series 2004
5.000% due 07/01/2011	200	213
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2038	2,000	2,104
6.125% due 06/01/2043	2,000	2,101
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.750% due 06/01/2029	3,000	3,129
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
5.300% due 12/01/2028	21,000	7,075
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
7.614% due 01/01/2038 (f)	7,810	7,954
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	300	308
Chicago, Illinois General Obligation Notes, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,030
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
5.000% due 01/01/2030	8,310	86
Chicago, Illinois Housing Authority Revenue Notes, Series 2001
5.375% due 07/01/2016	700	740
5.375% due 07/01/2018	400	421
Chicago, Illinois Motor Fuel Tax Revenue Notes, (AMBAC Insured), Series 2003
5.250% due 01/01/2028	3,000	3,172
Chicago, Illinois Park District General Obligation Notes, (FGIC Insured), Series 2006
5.000% due 01/01/2031	5,000	5,187
Chippewa Valley, Michigan Schools General Obligation Bonds, (FSA Q-SBLF Insured), Series 2005
6.580% due 05/01/2034	5,750	6,217
Clark County, Nevada General Obligation Revenue Notes, (FGIC Insured), Series 2006
4.750% due 11/01/2031	8,485	8,546
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
7.590% due 11/15/2013	3,765	3,855
7.600% due 11/15/2013	6,680	6,855
Cypress-Fairbanks, Texas Independent School District General Obligation Revenue Notes, (PSF Insured), Series 2006
4.750% due 02/15/2030	13,000	13,070
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
6.580% due 08/15/2031	7,500	8,017
Dallas, Texas Rapid Transit Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,614
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	4,500	4,538
El Paso County, Colorado Certificates of Participation Notes, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,075
5.000% due 12/01/2027	2,820	2,913
Fairfax County, Virginia General Obligation Notes, (State Aid Withholding Insured), Series 2004
5.250% due 04/01/2013	60	65
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	150	155
Florida State Jacksonville Electric Authority Water and Sewer System Revenue Notes, (FGIC Insured), Series 2004
5.000% due 10/01/2011	200	212
Frisco, Texas General Obligation Notes, (FSA Insured), Series 2003
5.000% due 02/15/2016	1,000	1,054
Frisco, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2002
0.000% due 08/15/2034	5,265	1,298
5.760% due 08/15/2032	12,190	3,342
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
7.440% due 10/01/2036	2,275	2,311
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	192,975	210,468
6.750% due 06/01/2039	8,300	9,345
7.875% due 06/01/2042	5,000	5,975
7.900% due 06/01/2042	30	36
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	2,475	2,493
Henderson, Nevada General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 06/01/2035	1,334	1,470
Henderson, Neveda General Obligation Notes, Series 2000
5.500% due 04/01/2020	2,000	2,135
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 2004
5.000% due 07/01/2010	300	315
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2006
1.000% due 11/15/2035	5,010	5,078
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
5.500% due 12/01/2028	8,720	2,984
Illinois State Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	80	86
5.250% due 07/01/2041	190	199
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	110	117
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
6.580% due 12/01/2033	5,000	5,281
Illinois State Educational Facilities Authority Revenue Notes, Series 2005
6.580% due 07/01/2033	1,195	1,266
Illinois State General Obligation Notes, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,052
Illinois State General Obligation Notes, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,373
Illinois State General Obligation Notes, (MBIA Insured), Series 2002
4.750% due 10/01/2027	3,295	3,337
Illinois State General Obligation Notes, Series 2005
6.580% due 03/01/2034	37,204	39,304
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.970% due 12/15/2032	55,000	15,749
Indiana State Anderson School Building Corporation Revenue Notes, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,749
4.750% due 01/15/2028	2,000	2,019
Indiana State Purdue University Revenue Notes Series 2003
5.000% due 07/01/2029	3,500	3,620
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.600% due 06/01/2035	1,350	1,469
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	61,400	61,639
Knoxville, Tennessee Waste Water System Revenue Bonds, (MBIA Inusred), Series 2005
5.000% due 04/01/2037	5,420	6,003
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	25,000	27,566
8.960% due 10/01/2035	17,270	22,587
Los Angeles County, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
4.750% due 07/01/2030	6,660	7,018
Los Angeles, California Department of Water & Power Revenue Notes, (FSA insured), Series 2006
7.616% due 07/01/2013	5,900	6,123
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	19,786
Marion Country, Indiana Township School Building Corporation Revenue Notes, (FGIC Insured), Series 2003
5.250% due 01/15/2028	200	217
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
6.580% due 08/01/2034	5,000	5,403
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	45	49
Mercer County, New Jersey Improvement Authority Revenue Notes, Series 2000
8.190% due 01/01/2018	2,475	2,910

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Mesquite, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2002
5.000% due 08/15/2028	$1,800	$1,859
Metropolitan, New York Transportation Authority Revenue Bonds, Series 2005
5.000% due 11/15/2035	10,315	10,576
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013	300	325
Michigan State Grosse Pointe Public School System General Obligation Notes, Series 2005
6.330% due 05/01/2027	5,455	5,687
Nevada State System of Higher Education Revenue Notes, (AMBAC Insured), Series 2005
8.190% due 07/01/2030	3,335	3,749
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,057
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,920	4,076
6.000% due 06/01/2037	9,095	9,542
6.125% due 06/01/2042	7,065	7,439
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	112,415	122,595
6.750% due 06/01/2039	1,000	1,119
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	13,000	14,056
New Jersey State Transportation Trust Fund Authority Revenue Notes, (FSA Insured), Series 2005
7.590% due 12/15/2016	500	612
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2011	120	126
New Jersey State University of Medicine & Dentistry Certificates of Participation Bonds, (MBIA Insured), Series 2005
6.590% due 06/15/2036	4,125	4,382
New York City, New York General Obligation Bonds, Series 2004
5.000% due 11/01/2034	2,710	2,776
New York City, New York General Obligation Bonds, Series 2005
5.000% due 04/01/2035	3,000	3,076
6.490% due 03/01/2035	11,500	12,081
New York City, New York General Obligation Notes, Series 2005
5.000% due 03/01/2030	5,000	5,148
6.490% due 03/01/2030	13,400	14,195
6.490% due 04/01/2030	7,500	7,949
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035	90	92
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2039	18,468	20,278
6.590% due 06/15/2035	8,050	8,540
6.590% due 06/15/2037	57,500	61,346
6.590% due 06/15/2038	23,300	24,858
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2000
7.590% due 11/01/2024	500	579
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.000% due 06/15/2033	9,677	9,932
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.650% due 08/15/2030	27,700	31,635
New York State Dormitory Authority Revenue Notes, Series 2003
5.000% due 03/15/2027	50	53
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (General Obligation of Authority Insured), Series 2001
5.000% due 01/01/2032	3,950	4,201
5.000% due 01/01/2032	700	722
Northside, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2005
6.580% due 02/15/2035	4,023	4,254
Northwest, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2002
5.000% due 08/15/2028	100	103
Orange County, California Sanitation District Certificates of Participation Notes, (FGIC Insured), Series 2003
5.250% due 02/01/2030	200	211
Pennsylvania State Higher Educational Facilties Authority Revenue Notes, Series 2006
7.595% due 07/15/2013	6,375	6,459
Pflugerville, Texas General Obligation Notes, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	3,020
5.000% due 08/01/2033	5,000	5,138
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,311
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,200	5,335
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
1.000% due 11/01/2036	23,795	24,761
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	3,750	3,779
South Carolina State Public Services Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 01/01/2013	520	555
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Notes, Series 2001
6.375% due 05/15/2028	3,400	3,660
Southbridge, Massachusetts Associations Corporations Revenue Notes, (MBIA Insured), Series 2000
7.590% due 02/01/2022	31,105	36,109
Taxes State Plano Independent School District General Obligation Notes, (PSF Insured), Series 2006
4.750% due 02/15/2031	6,320	6,369
Texas State General Obligation Bonds, Series 2005
4.000% due 04/01/2035	56,725	57,137
4.750% due 04/01/2035	4,950	4,968
Texas State General Obligation Notes, Series 2003
5.000% due 10/01/2010	500	533
University of Iowa Facilities Corporations Revenue Notes, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	3,120	3,158
University of Texas Permanent Fund Revenue Notes, Series 2005
6.080% due 07/01/2030	33,605	34,332
Valparaiso, Indiana Middle Schools Building Corporations Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2024	3,500	3,628
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	10,050	10,306
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
5.500% due 06/01/2026	1,050	1,078
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,551
Wisconsin State Clean Water Revenue Notes, Series 2002
5.000% due 06/01/2018	1,760	1,838
5.000% due 06/01/2019	1,865	1,944
5.000% due 06/01/2020	1,900	1,978
5.100% due 06/01/2021	1,945	2,042
5.100% due 06/01/2022	2,120	2,228
5.100% due 06/01/2023	2,305	2,414
5.250% due 06/01/2016	1,600	1,721
5.250% due 06/01/2017	1,715	1,844
6.770% due 06/01/2023	500	552

Total Municipal Bonds & Notes (Cost $1,221,808)		1,271,722

U.S. GOVERNMENT AGENCIES 57.4%

Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (d)(g)	92	80
0.950% due 03/25/2009 (c)	2,280	26
1.000% due 09/25/2023	14	14
3.000% due 08/25/2009	26,298	26,147
3.506% due 12/01/2033	5,327	5,329
3.854% due 10/01/2033	174,297	170,071
3.868% due 08/01/2033	84	82
3.970% due 07/01/2019	17	17
4.000% due 02/25/2009 - 09/01/2020 (g)	4,050	3,798
4.006% due 02/25/2023 (c)	972	39
4.205% due 10/01/2034	25,766	25,517
4.223% due 11/01/2034	8,037	7,942
4.244% due 12/01/2018	276	275
4.271% due 03/01/2034	15,647	15,363
4.292% due 02/01/2035	25,196	24,910
4.324% due 03/01/2033	250	251
4.340% due 09/01/2017	1,467	1,460
4.344% due 12/01/2034	6,729	6,658
4.356% due 09/01/2024	451	454
4.377% due 11/01/2034	7,449	7,301
4.382% due 03/01/2034	27,844	27,375
4.392% due 10/01/2034	12,394	12,264
4.400% due 10/01/2034	12,421	12,377

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
4.476% due 05/01/2035	$75,396	$73,616
4.477% due 07/01/2035	13,078	12,861
4.486% due 02/01/2028	1,234	1,230
4.490% due 10/01/2020	47	47
4.496% due 05/01/2035	15,724	15,508
4.500% due 10/01/2010 - 12/01/2035 (g)	144,162	138,687
4.502% due 11/01/2024	3,828	3,847
4.506% due 07/01/2035	11,890	11,732
4.534% due 08/01/2035	20,527	20,255
4.546% due 05/28/2035	2,481	2,483
4.547% due 06/01/2035	10,073	9,973
4.557% due 02/01/2028	57	57
4.564% due 01/01/2021	26	25
4.567% due 03/25/2036	43,200	43,268
4.578% due 01/01/2018	321	323
4.597% due 09/01/2019	1,047	1,053
4.605% due 06/01/2015	443	440
4.660% due 02/01/2035	8,439	8,289
4.662% due 11/01/2035	36,477	35,921
4.665% due 07/01/2034	70	69
4.666% due 09/01/2035	6,377	6,343
4.680% due 12/01/2012	382	366
4.685% due 02/25/2036	46,500	45,460
4.691% due 04/26/2035	36,201	36,217
4.695% due 02/01/2035	8,943	8,781
4.698% due 05/01/2035	48,705	47,850
4.699% due 06/01/2035	27,703	27,247
4.704% due 11/01/2035	11,537	11,473
4.710% due 09/25/2043	1	1
4.716% due 09/01/2035	27,057	26,858
4.721% due 11/01/2019	220	221
4.730% due 09/01/2035	37,492	37,258
4.756% due 11/01/2034	8,555	8,444
4.763% due 06/01/2035	6,561	6,431
4.774% due 12/01/2034	813	803
4.782% due 08/01/2035	9,136	8,995
4.801% due 09/01/2014	55	55
4.810% due 09/22/2006	337,375	337,360
4.814% due 11/01/2035	24,295	23,942
4.818% due 09/01/2044 - 10/01/2044 (g)	142,647	143,435
4.820% due 06/01/2023	22	22
4.823% due 09/01/2034	61,204	60,594
4.858% due 07/25/2035	35,747	35,774
4.883% due 02/01/2022	219	224
4.902% due 02/01/2035	20,711	20,513
4.916% due 01/01/2035	38,377	37,991
4.932% due 05/01/2023 - 07/01/2035 (g)	8,033	7,934
4.935% due 01/01/2035	31,845	31,518
4.950% due 06/01/2022	107	109
4.954% due 01/01/2035	41,877	41,483
4.968% due 08/25/2034	896	895
4.984% due 05/01/2017	6	6
5.000% due 03/01/2009 - 09/25/2042 (g)	12,446,897	11,948,760
5.018% due 10/01/2030 - 10/01/2040 (g)	12,310	12,441
5.025% due 11/01/2022	23	24
5.034% due 07/01/2019	141	141
5.078% due 07/01/2024	173	176
5.089% due 03/01/2023	503	512
5.107% due 07/01/2035	8,943	8,872
5.132% due 10/01/2019	635	637
5.159% due 04/01/2027	13	13
5.168% due 07/25/2021 - 05/25/2042 (g)	8,529	8,553
5.173% due 05/01/2030	29	29
5.176% due 04/18/2028	307	309
5.182% due 08/01/2025	1,596	1,582
5.210% due 05/01/2023	486	498
5.226% due 06/01/2024 - 10/18/2030 (g)	2,266	2,286
5.247% due 09/01/2022	237	240
5.268% due 09/25/2030	209	211
5.289% due 08/01/2027	198	202
5.318% due 03/25/2017 - 08/25/2030 (g)	3,622	3,657
5.325% due 03/01/2019 - 07/01/2024 (g)	2,587	2,630
5.332% due 07/01/2021	49	50
5.366% due 05/01/2014	173	176
5.374% due 09/01/2024	319	324
5.375% due 03/01/2023	92	93
5.382% due 12/01/2020	1,482	1,498
5.391% due 04/01/2027	184	186
5.394% due 06/25/2018	0	0
5.402% due 10/01/2024	69	70
5.406% due 11/01/2025	891	914
5.414% due 02/01/2021	219	224
5.420% due 11/01/2023	68	69
5.430% due 06/01/2022 - 08/01/2027 (g)	2,355	2,368
5.442% due 05/01/2024	402	416
5.470% due 07/01/2026	40	41
5.495% due 12/01/2036	285	285
5.500% due 01/01/2033 (h)	518	507
5.500% due 05/02/2006 - 05/11/2036 (g)	36,105,983	35,282,107
5.501% due 04/01/2027 - 10/01/2027 (g)	427	436
5.530% due 02/01/2020	84	86
5.535% due 10/01/2027	685	708
5.540% due 06/01/2025 - 09/01/2034 (g)	478	485
5.542% due 05/01/2026	86	88
5.545% due 03/01/2023	1,432	1,449
5.548% due 01/01/2020	1,420	1,434
5.560% due 05/01/2022	28	28
5.573% due 09/01/2021	36	37
5.596% due 05/01/2025	449	462
5.597% due 04/01/2026	76	78
5.608% due 05/01/2021 - 01/01/2026 (g)	265	271
5.618% due 08/01/2031	249	257
5.630% due 06/01/2023	184	187
5.649% due 02/01/2020	21	22
5.650% due 11/01/2025	298	303
5.666% due 09/01/2022 - 08/01/2026 (g)	459	469
5.668% due 09/01/2023	270	276
5.702% due 11/01/2025	61	62
5.718% due 04/25/2032	97	99
5.722% due 12/01/2022	63	64
5.729% due 04/01/2027	117	119
5.730% due 06/01/2022	17	18
5.750% due 12/20/2027	2,117	2,085
5.781% due 08/01/2027	4,279	4,368
5.832% due 08/01/2022	1,968	2,011
5.834% due 09/01/2025	101	103
5.870% due 02/01/2018	53	53
5.872% due 12/01/2017	1,151	1,166
5.897% due 03/01/2025	1,398	1,425
5.932% due 02/01/2021	178	181
5.940% due 11/01/2023	165	168
5.950% due 06/01/2025	995	1,020
5.958% due 02/01/2027	627	642
5.960% due 04/01/2018	272	277
5.974% due 11/01/2025	374	382
5.993% due 09/01/2021	9	9
6.000% due 02/01/2009 - 04/12/2036 (g)	850,937	853,636
6.024% due 12/01/2025	436	445
6.034% due 10/01/2024	205	211
6.049% due 02/01/2028	134	138
6.063% due 12/01/2025	471	480
6.064% due 12/01/2023	196	201
6.070% due 12/01/2017	26	26
6.090% due 12/01/2008	45	46
6.101% due 04/01/2024	557	570
6.102% due 07/01/2032	231	226
6.103% due 01/01/2024	197	199
6.140% due 10/01/2026	26	26
6.153% due 12/01/2023	23	23
6.170% due 01/01/2024	186	189
6.181% due 09/01/2029	18	18
6.190% due 12/01/2023	302	305
6.210% due 11/01/2023 - 03/01/2026 (g)	94	97
6.250% due 01/25/2008 - 02/25/2029 (g)	21,241	21,383
6.270% due 09/25/2007	1,637	1,644
6.287% due 10/01/2023	48	50
6.290% due 02/25/2029	500	522
6.300% due 10/17/2038	22,480	23,291
6.320% due 10/01/2013	4,019	4,129
6.325% due 12/01/2023	315	323
6.370% due 02/25/2013	28,500	28,813
6.386% due 08/01/2023	122	124
6.390% due 05/25/2036	39,380	40,649
6.406% due 11/01/2021	89	90
6.469% due 10/01/2024	20	20
6.480% due 01/01/2011	98	101
6.500% due 09/25/2008 - 01/25/2023 (c)(g)	70	4
6.500% due 05/25/2008 - 06/25/2044 (g)	297,403	302,459
6.531% due 12/01/2027	926	948
6.555% due 08/01/2028	2,076	2,190
6.565% due 01/01/2024	99	102
6.615% due 02/01/2026	80	82
6.681% due 11/01/2025	88	90
6.730% due 11/01/2007	1,010	1,021
6.740% due 08/25/2007	425	431
6.750% due 10/25/2023	538	553
6.900% due 05/25/2023	91	91
6.974% due 02/01/2033	15	15
6.996% due 06/01/2007	51	52
7.000% due 05/25/2006 - 01/25/2048 (g)	27,336	28,032
7.110% due 10/01/2009	471	491
7.250% due 01/01/2008 - 01/01/2023 (g)	2,455	2,508
7.270% due 06/01/2007	133	134
7.375% due 05/25/2022	1,972	2,043
7.386% due 06/01/2030	533	531
7.460% due 08/01/2029	3,714	4,124
7.500% due 07/01/2006 - 07/25/2031 (g)	7,602	8,181
7.697% due 08/01/2027	38	39
7.738% due 05/01/2027	106	108
7.750% due 05/25/2006 - 01/25/2022 (g)	2,982	3,113
7.780% due 01/01/2018	2,116	2,421
7.800% due 10/25/2022	398	417
7.850% due 07/01/2018	6,202	7,102
7.900% due 11/01/2026 - 12/01/2026 (g)	96	98
7.920% due 03/01/2018	2,615	3,024
7.980% due 05/01/2030	6,356	6,855
8.000% due 08/18/2027 (c)	18	4
8.000% due 12/01/2007 - 06/01/2032 (g)	7,085	7,477
8.060% due 04/01/2030	1,768	1,910
8.080% due 04/01/2030	970	1,049
8.090% due 09/25/2008	360	365
8.250% due 10/01/2008 - 02/01/2017 (g)	32	33
8.490% due 06/01/2025	918	1,002
8.500% due 01/01/2007 - 10/01/2032 (g)	5,735	6,139
8.750% due 01/25/2021	399	425
9.000% due 11/01/2006 - 12/01/2027 (g)	3,074	3,307
9.250% due 04/25/2018	37	39
9.300% due 05/25/2018 - 08/25/2019 (g)	111	118
9.490% due 09/25/2028	1,309	1,395
9.500% due 11/01/2009 - 07/01/2022 (g)	1,889	2,057
9.750% due 11/01/2008	2	2
10.000% due 08/01/2009 - 05/01/2022 (g)	237	257
10.500% due 11/01/2013 - 04/01/2022 (g)	100	108
11.000% due 11/01/2013 - 11/01/2020 (g)	251	278
11.500% due 08/20/2016 - 11/01/2019 (g)	14	15
12.000% due 05/01/2016	2	2
12.500% due 10/01/2015	5	6
13.250% due 09/01/2011	3	4
14.750% due 08/01/2012	36	40
15.000% due 10/01/2012	63	71
15.500% due 10/01/2012 - 12/01/2012 (g)	6	7
15.750% due 12/01/2011 - 08/01/2012 (g)	27	31
16.000% due 09/01/2012	37	42
903.213% due 08/25/2021 (c)	0	12
1000.000% due 04/25/2022 (c)	0	9
1122.425% due 09/25/2008 (c)	1	8
Farmer Mac
7.941% due 01/25/2012	577	577

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Federal Farm Credit Bank
4.525% due 03/01/2007	$2,000	$2,001
Federal Home Loan Bank
2.125% due 05/15/2006	650	648
2.375% due 08/15/2006	500	495
4.200% due 02/05/2007	47,650	44,179
4.700% due 06/01/2006	28,200	28,194
6.375% due 08/15/2006	100	100
6.750% due 04/10/2006	150	150
Federal Housing Administration
2.900% due 05/01/2008	88	86
6.755% due 03/01/2041	15,739	15,569
6.780% due 07/25/2040	7,380	7,300
6.875% due 11/01/2015	2,250	2,249
6.880% due 02/01/2041	11,200	11,079
6.896% due 07/01/2020	13,524	13,501
6.900% due 12/01/2040	22,229	21,878
6.960% due 05/01/2016	5,192	5,163
6.997% due 09/01/2019	540	539
7.110% due 05/01/2019	2,325	2,324
7.211% due 12/01/2021	790	789
7.310% due 06/01/2041	23,079	22,930
7.315% due 08/01/2019	5,695	5,692
7.350% due 04/01/2019 - 11/01/2020 (g)	725	724
7.375% due 02/01/2018 - 02/01/2022 (g)	2,455	2,454
7.400% due 01/25/2020 - 02/01/2021 (g)	6,264	6,290
7.430% due 10/01/2018 - 06/25/2024 (g)	24,603	24,804
7.450% due 05/01/2021	2,586	2,584
7.460% due 01/01/2023	612	618
7.465% due 11/01/2019	4,952	4,950
7.500% due 03/01/2032	3,225	3,238
7.580% due 12/01/2040	7,253	7,303
7.630% due 08/01/2041	17,395	17,370
7.780% due 11/01/2040	7,251	7,246
8.250% due 01/01/2041	4,632	4,628
8.375% due 02/01/2012	207	209
8.450% due 07/01/2012	376	379
Freddie Mac
2.750% due 08/15/2006	500	496
3.000% due 06/15/2009	113	113
3.500% due 10/15/2011 - 07/15/2032 (g)	14,160	13,910
3.599% due 12/01/2026	1,243	1,232
3.750% due 05/15/2015	2,687	2,667
4.000% due 08/17/2007 - 12/15/2024 (g)	121,947	119,402
4.160% due 10/25/2023	294	291
4.250% due 03/15/2017 - 04/15/2023 (g)	28,153	27,703
4.499% due 03/01/2022	2,060	2,081
4.500% due 11/01/2008 - 05/01/2034 (g)	52,201	51,360
4.542% due 08/01/2035	2,149	2,123
4.557% due 05/01/2021 - 01/01/2034 (g)	20,408	20,092
4.620% due 09/01/2035	33,091	32,726
4.650% due 07/01/2035	34,218	33,893
4.691% due 12/01/2018	672	671
4.694% due 01/01/2022	120	119
4.718% due 06/01/2035	6,798	6,624
4.734% due 02/01/2019	475	474
4.738% due 08/15/2032	7,750	7,778
4.750% due 09/15/2007 (c)	204	1
4.762% due 01/01/2021	51	50
4.818% due 10/25/2044 - 02/25/2045 (g)	86,352	86,786
4.831% due 03/01/2035	8,127	8,026
4.847% due 11/01/2035	44,040	43,542
4.859% due 10/01/2035	50,363	49,673
4.875% due 06/01/2017 - 09/01/2018 (g)	162	162
4.900% due 10/01/2035	34,608	33,977
4.905% due 02/01/2019	169	169
4.916% due 10/01/2035	46,746	46,161
4.947% due 11/01/2035	34,564	34,174
4.949% due 11/15/2024	9,128	9,135
4.992% due 12/01/2019	5	6
5.000% due 02/01/2007 - 09/01/2035 (g)	506,557	498,732
5.018% due 07/25/2044	1,192	1,198
5.065% due 10/01/2022	51	51
5.099% due 03/15/2025 - 06/15/2031 (g)	18,400	18,412
5.111% due 05/01/2023	19	19
5.141% due 10/01/2020	12	12
5.144% due 09/01/2023	32	32
5.149% due 06/15/2031	1,262	1,270
5.152% due 05/01/2035	61,420	61,165
5.199% due 11/15/2030 - 12/15/2031 (g)	66	66
5.230% due 06/01/2022	763	778
5.249% due 09/15/2030 - 01/15/2032 (g)	383	386
5.257% due 06/01/2022	78	79
5.282% due 05/01/2020	131	132
5.297% due 06/01/2022	240	245
5.302% due 05/01/2023	179	183
5.348% due 05/01/2023 - 02/01/2026 (g)	556	568
5.426% due 10/01/2020	283	286
5.485% due 07/01/2022	115	118
5.494% due 09/01/2023	1,022	1,049
5.500% due 10/01/2008 - 06/01/2035 (g)	7,680	7,562
5.507% due 08/01/2023	985	1,009
5.519% due 07/01/2023	98	100
5.521% due 08/01/2023	153	156
5.525% due 06/01/2024	275	281
5.561% due 02/01/2025	44	45
5.575% due 07/01/2027	27	28
5.595% due 08/01/2023	187	191
5.617% due 07/01/2020	229	233
5.638% due 07/01/2030	1,830	1,868
5.642% due 02/01/2021	17	17
5.647% due 10/01/2024	563	576
5.664% due 09/01/2023	499	511
5.671% due 03/01/2021	1,481	1,485
5.682% due 10/01/2026	653	668
5.687% due 07/01/2024	272	279
5.693% due 11/01/2020	243	247
5.713% due 09/01/2023	309	315
5.737% due 08/01/2023	93	95
5.739% due 07/01/2032	12	13
5.765% due 12/01/2022	48	49
5.771% due 05/01/2020	26	27
5.778% due 03/01/2024	372	384
5.780% due 01/01/2019	65	66
5.781% due 05/01/2018	412	413
5.786% due 05/01/2023	223	226
5.787% due 10/01/2023	275	281
5.792% due 06/01/2024	1,010	1,027
5.817% due 09/01/2027	110	112
5.818% due 05/25/2043	24,821	25,332
5.821% due 11/01/2023	589	600
5.830% due 06/01/2021 - 04/01/2024 (g)	2,036	2,070
5.875% due 12/01/2016	281	282
5.877% due 11/01/2028	1,708	1,738
5.881% due 08/01/2023	1	1
5.903% due 10/01/2023 (c)	29	1
5.903% due 10/01/2023	405	413
5.910% due 08/01/2023	1,962	1,997
5.928% due 11/01/2026	1,174	1,199
5.939% due 05/01/2018	484	488
5.944% due 07/01/2019 - 10/01/2023 (g)	648	653
5.947% due 09/01/2028	6	6
5.950% due 06/15/2028	36,353	35,998
5.951% due 01/01/2028	62	63
5.954% due 10/01/2023	657	670
5.965% due 09/01/2023	347	357
5.990% due 01/01/2024	118	120
6.000% due 02/15/2008 - 04/12/2036 (g)	273,481	274,505
6.016% due 07/01/2019	10	10
6.046% due 04/01/2029	255	261
6.048% due 04/01/2023	35	35
6.057% due 11/01/2023	11	11
6.090% due 10/25/2023	1,471	1,497
6.138% due 12/01/2023	267	274
6.146% due 07/01/2023	367	374
6.196% due 10/01/2023	222	227
6.200% due 12/15/2008	1,222	1,227
6.250% due 04/15/2023 - 12/15/2028 (g)	9,649	9,744
6.281% due 04/01/2025	314	319
6.400% due 10/15/2008 (c)	4	0
6.415% due 01/01/2024	90	93
6.461% due 06/01/2020	396	408
6.500% due 11/15/2008 - 09/15/2023 (c)(g)	189	12
6.500% due 04/01/2008 - 07/25/2043 (g)	527,489	536,906
6.556% due 02/01/2023	423	425
6.575% due 01/01/2019	2	2
6.885% due 05/01/2018	64	66
6.950% due 07/15/2021 - 08/15/2021 (g)	73	73
7.000% due 08/15/2008 - 09/15/2023 (c)(g)	205	15
7.000% due 12/01/2007 - 10/25/2043 (g)	80,080	82,187
7.250% due 01/01/2007 - 07/01/2010 (g)	2	1
7.500% due 02/01/2007 - 07/01/2032 (g)	28,808	29,780
7.645% due 05/01/2025	6,080	6,659
7.750% due 10/01/2011	1	1
8.000% due 07/01/2006 - 09/15/2024 (g)	8,411	8,584
8.250% due 08/01/2007 - 06/15/2022 (g)	412	411
8.500% due 02/01/2008 - 06/01/2030 (g)	4,545	4,601
8.750% due 04/01/2009 - 12/15/2020 (g)	185	185
8.900% due 11/15/2020	1,697	1,690
9.000% due 05/15/2022 (c)	10	2
9.000% due 04/01/2006 - 07/01/2030 g	1,023	1,126
9.250% due 10/01/2009 - 07/01/2017 (g)	5	5
9.500% due 09/01/2016 - 12/01/2022 (g)	1,031	1,043
9.750% due 11/01/2008 - 05/01/2009 (g)	2	2
10.000% due 11/01/2011 - 03/01/2021 (g)	119	128
10.100% due 09/01/2016	122	134
10.250% due 04/01/2009 - 07/01/2009 (g)	122	130
10.500% due 10/01/2017 - 01/01/2021 (g)	47	52
10.750% due 09/01/2009 - 12/01/2015 (g)	68	70
11.000% due 06/01/2011 - 05/01/2020 (g)	97	105
11.250% due 10/01/2009 - 09/01/2015 (g)	6	6
11.500% due 01/01/2018	8	8
12.500% due 12/01/2012	3	3
13.250% due 10/01/2013	62	68
14.000% due 04/01/2016	4	4
15.500% due 08/01/2011 - 11/01/2011 (g)	3	3
16.250% due 05/01/2011	1	1
1007.500% due 02/15/2022 (c)	0	1
Government National Mortgage Association
3.750% due 02/20/2032	3,863	3,847
4.125% due 02/20/2016	47	47
4.250% due 01/20/2028 - 03/20/2030 (g)	15,171	15,251
4.375% due 02/20/2017 - 05/20/2030 (g)	116,036	116,647
4.500% due 07/20/2028 - 07/15/2033 (g)	19,947	19,534
4.625% due 02/20/2018 - 03/20/2018 (g)	92	92
4.750% due 08/20/2020 - 09/20/2027 (g)	54,546	54,909
4.875% due 04/20/2023	47	47
5.000% due 11/20/2032 - 05/20/2033 (g)	1,467	1,468
5.125% due 12/20/2015 - 12/20/2029 (g)	50,196	50,579
5.151% due 06/16/2031 - 03/16/2032 (g)	381	383
5.176% due 06/20/2030	220	221
5.201% due 10/16/2030	1,789	1,802
5.251% due 02/16/2030 - 04/16/2032 (g)	5,780	5,838
5.276% due 09/20/2030	398	400
5.301% due 12/16/2025	207	209
5.351% due 02/16/2030	4,068	4,112
5.401% due 02/16/2030	1,941	1,965
5.500% due 10/15/2032 - 11/15/2033 (g)	150	148
5.650% due 10/15/2012	6	6
6.000% due 10/15/2008 - 12/15/2033 (g)	45,677	46,124
6.500% due 10/15/2008 - 07/15/2040 (g)	94,514	96,415
6.670% due 08/15/2040	931	947
6.750% due 06/20/2028 - 10/16/2040 (g)	42,606	45,712
7.000% due 11/15/2007 - 11/15/2040 (g)	17,631	18,181
7.250% due 07/16/2028	8	8
7.500% due 04/15/2007 - 01/15/2041 (g)	30,360	31,647
7.700% due 06/15/2031	6,608	6,997
7.750% due 08/20/2025	25	27
8.000% due 06/15/2006 - 09/15/2031 (g)	1,435	1,527
8.250% due 07/15/2006 - 04/15/2020 (g)	202	214
8.500% due 06/20/2006 - 04/15/2031 (g)	1,097	1,178
8.750% due 03/15/2007 - 07/15/2007 (g)	3	3
9.000% due 08/15/2008 - 08/15/2030 (g)	1,390	1,490
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025 (g)	924	1,008
10.000% due 11/15/2009 - 02/15/2025 (g)	829	913
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021 (g)	141	155
11.000% due 01/15/2010 - 04/20/2019 (g)	38	41
11.500% due 04/15/2013 - 10/15/2015 (g)	26	28
12.000% due 11/15/2012 - 05/15/2016 (g)	116	131
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	6	7
13.500% due 10/15/2012 - 09/15/2014 (g)	36	40
15.000% due 08/15/2011 - 11/15/2012 (g)	62	71

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
16.000% due 11/15/2011 - 05/15/2012 (g)	$65	$75
17.000% due 11/15/2011 - 12/15/2011 (g)	22	26
Small Business Administration
3.870% due 01/01/2014	1,790	1,706
4.340% due 03/01/2024	303	282
4.504% due 02/10/2014	154	147
4.524% due 02/10/2013	24,029	22,856
4.980% due 11/01/2023	11,900	11,575
5.130% due 09/01/2023	7,935	7,786
5.340% due 11/01/2021	10,878	10,885
6.030% due 02/01/2012	18,181	18,519
6.340% due 03/01/2021	18,651	19,305
6.344% due 08/10/2011	2,499	2,566
6.640% due 02/01/2011	6,117	6,322
6.700% due 12/01/2016	6,359	6,536
6.900% due 12/01/2020	5,817	6,117
6.950% due 11/01/2016	1,620	1,672
7.150% due 03/01/2017	2,896	3,006
7.190% due 12/01/2019	223	235
7.449% due 08/01/2010	21,106	22,196
7.452% due 09/01/2010	11,927	12,511
7.500% due 04/01/2017	1,794	1,872
7.540% due 08/10/2009	11,095	11,616
7.630% due 06/01/2020	9,604	10,266
7.640% due 03/10/2010	6,654	7,004
7.700% due 07/01/2016	223	233
8.017% due 02/10/2010	12,939	13,678

Total U.S. Government Agencies (Cost $54,672,846)		53,697,652

U.S. TREASURY OBLIGATIONS 1.9%

Treasury Inflation Protected Securities (e)
4.250% due 01/15/2010	1,308	1,406
2.375% due 01/15/2025	737,119	741,007
2.000% due 01/15/2026	724,449	686,755
3.625% due 04/15/2028	296,323	364,338
U.S. Treasury Notes
2.000% due 05/15/2006	1,250	1,247
3.375% due 02/15/2008	50	49
U.S. Treasury Strip
0.000% due 11/15/2016 (d)	500	295

Total U.S. Treasury Obligations (Cost $1,888,832)		1,795,097

MORTGAGE-BACKED SECURITIES 3.8%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	387	379
4.390% due 02/25/2045	170,497	165,979
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	13,284	13,723
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	117,900	116,049
Banc of America Funding Corp.
4.115% due 05/25/2035	190,877	184,873
Banc of America Mortgage Securities
6.634% due 07/25/2032	2,903	2,921
5.446% due 10/20/2032	190	190
6.500% due 02/25/2033	25,967	25,839
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030	21,436	21,434
6.784% due 06/25/2031	1,100	1,089
5.797% due 06/25/2032	55	55
5.925% due 06/25/2032	31	31
5.619% due 01/25/2033	19,168	19,056
5.346% due 02/25/2033	134	133
5.332% due 03/25/2033	11,107	11,018
5.385% due 03/25/2033	25,819	25,588
4.196% due 01/25/2034	121	120
4.678% due 01/25/2034	78	77
4.815% due 01/25/2034	34	34
4.799% due 11/25/2035	218,756	215,608
Bear Stearns Alt-A Trust
5.068% due 07/25/2034	340	340
4.995% due 01/25/2035	28,403	28,130
5.038% due 05/25/2035	11,145	11,150
5.415% due 05/25/2035	301,202	301,314
5.415% due 05/25/2035	307	304
Bear Stearns Commercial Mortgage Securities
5.910% due 05/14/2008	39	39
5.060% due 12/15/2010	22,407	22,287
7.000% due 05/20/2030	37,370	39,257
7.000% due 05/20/2030	10,650	11,614
3.688% due 11/11/2041	7,640	7,469
Bear Stearns Mortgage Securities, Inc.
5.299% due 06/25/2030	745	759
Capco America Securitization Corp.
5.860% due 12/15/2007	9	9
Citigroup Mortgage Loan Trust, Inc.
4.698% due 05/25/2035	159,564	155,901
4.700% due 12/25/2035	80,528	79,469
CMC Securities Corp.
7.250% due 11/25/2027	27	27
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	922	921
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	73	76
Commercial Mortgage Asset Trust
6.975% due 04/17/2013	145	157
Commercial Mortgage Pass-Through Certificates
6.145% due 02/15/2008	367	367
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	7,725	7,704
5.168% due 09/25/2035	9,791	9,849
4.972% due 03/25/2036	8,800	8,799
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	77,848	77,018
5.774% due 07/19/2031	66	67
3.864% due 10/19/2032	47	46
5.088% due 05/25/2034	8	7
5.108% due 04/25/2035	64,371	64,529
5.500% due 11/25/2035	10,353	7,365
CS First Boston Mortgage Securities Corp.
7.290% due 09/15/2009	334	351
6.000% due 02/25/2017	816	815
6.000% due 06/25/2017	89	89
4.969% due 11/15/2019	34,368	34,386
4.879% due 03/25/2032	1,601	1,610
5.148% due 03/25/2032	1,604	1,604
5.708% due 05/25/2032	23	23
5.822% due 05/25/2032	1,301	1,298
5.418% due 12/25/2032	1,258	1,259
7.500% due 12/25/2032	20	21
6.500% due 04/25/2033	7,672	7,678
3.006% due 03/15/2036	16,474	15,962
2.611% due 08/15/2036	3,788	3,680
Denver Arena Trust
6.940% due 11/15/2019	3,343	3,334
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	543
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (m)	638	616
8.000% due 03/25/2022	14	14
6.406% due 03/25/2023	7	7
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	63	63
First Chicago
7.730% due 05/25/2008	177	177
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	2	2
First Nationwide Trust
6.750% due 08/21/2031	17,829	17,833
8.500% due 08/25/2031	3	3
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	5,556	5,584
5.049% due 08/15/2032	389	389
Fund America Investors Corp.
5.627% due 06/25/2023	509	513
GE Capital Commercial Mortgage Corp
4.229% due 12/10/2037	35,436	34,460
GGP Mall Properties Trust
5.007% due 11/15/2011	29,861	29,836
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	239	241
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (m)	2,687	2,605
Government Lease Trust
6.390% due 05/18/2007	5,823	5,848
4.000% due 05/18/2011	23,250	21,931
4.000% due 05/18/2011	12,500	11,791
6.480% due 05/18/2011	14,000	14,445
GS Mortgage Securities Corp.
8.950% due 08/20/2017	75	75
6.624% due 05/03/2018	55,900	59,233
6.044% due 08/15/2018	15,305	15,618
GSR Mortgage Loan Trust
6.000% due 03/25/2032	253	252
4.541% due 09/25/2035	137,140	134,080
4.547% due 09/25/2035	120,431	118,789
4.547% due 09/25/2035	16,649	16,515
GSRPM Mortgage Loan Trust
5.518% due 01/25/2032	5,839	5,904
Harborview Mortgage Loan Trust
5.126% due 01/19/2035	13,540	13,572
5.116% due 06/20/2035	6,330	6,344
5.016% due 03/19/2036	31,990	32,017
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	3,465	3,465
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031	516	515
5.167% due 01/25/2032	883	881
Indymac ARM Trust
6.586% due 01/25/2032	2,818	2,820
Indymac Index Mortgage Loan Trust
5.206% due 01/25/2036	33,123	32,940
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	60	62
LB Mortgage Trust
8.411% due 01/20/2017	36,573	39,865
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	14,760	14,238
4.590% due 04/15/2030	6,056	5,971
Lehman XS Trust
4.910% due 04/25/2046	65,000	65,000
5.000% due 05/25/2046	42,000	42,000
MASTR Adjustable Rate Mortgages Trust
6.183% due 10/25/2032	7,487	7,472
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,723	2,647
MASTR Seasoned Securities Trust
6.201% due 09/25/2017	37,146	37,394
6.500% due 08/25/2032	73,055	73,717
Mellon Residential Funding Corp.
5.977% due 01/25/2029	2,367	2,379
4.354% due 07/25/2029	5,644	5,658
5.266% due 10/20/2029	22,719	22,935
4.989% due 06/15/2030	152	152
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	32,550	32,390
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	597	600
4.813% due 09/15/2026	4,714	4,717
5.148% due 06/25/2028	12,222	12,264
Morgan Stanley Capital
6.170% due 10/03/2008	1,405	1,434
6.160% due 04/03/2009	5,672	5,735

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Nationslink Funding Corp.
5.048% due 04/10/2007	$3,410	$3,418
6.888% due 05/10/2007	420	425
6.654% due 11/10/2030	4,520	4,524
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	4,592	4,707
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	78	79
Paine Webber CMO Trust
1359.500% due 08/01/2019 (c)	0	5
PNC Mortgage Acceptance Corp.
7.050% due 10/12/2033	13,598	13,777
Prime Mortgage Trust
5.218% due 02/25/2034	23,796	23,874
5.218% due 02/25/2034	5,725	5,736
Prudential Home Mortgage Securities
7.400% due 11/25/2007	12	12
7.500% due 03/25/2008	319	319
Prudential-Bache CMO Trust
8.400% due 03/20/2021	904	904
RAAC Series
5.000% due 09/25/2034	18,553	18,290
Regal Trust IV
4.796% due 09/29/2031	2,492	2,478
Resecuritization Mortgage Trust
5.068% due 04/26/2021	2	2
Residential Asset Mortgage Products, Inc.
4.988% due 07/25/2024	19,189	19,210
Residential Asset Securitization Trust
5.268% due 04/25/2033	1,641	1,642
Residential Funding Mortgage Security
6.500% due 03/25/2032	1,240	1,241
Salomon Brothers Mortgage Securities
5.871% due 11/25/2022	16	16
5.614% due 10/25/2023	17	17
5.318% due 11/25/2024	335	335
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	389	389
Sears Mortgage Securities
12.000% due 02/25/2014	120	120
Securitized Asset Sales, Inc.
6.742% due 06/25/2023	49	50
6.212% due 11/26/2023	186	186
Sequoia Mortgage Trust
5.126% due 10/19/2026	864	867
5.116% due 06/20/2032	653	654
5.126% due 07/20/2033	602	606
4.082% due 04/20/2035	65,900	63,876
Structured Adjustable Rate Mortgage Loan Trust
4.938% due 03/25/2035	485	485
4.918% due 04/25/2035	2,194	2,194
5.450% due 01/25/2036	21,747	21,741
Structured Asset Mortgage Investments, Inc.
5.683% due 05/25/2022	3,279	3,207
6.072% due 04/30/2030	2	2
6.114% due 04/25/2032	426	426
5.106% due 09/19/2032	39,240	39,303
5.128% due 12/25/2035	14,946	14,979
Structured Asset Securities Corp.
8.750% due 05/20/2016	4,187	4,187
6.250% due 01/25/2032	13,546	13,516
6.070% due 02/25/2032	4,447	4,434
5.828% due 05/25/2032	559	561
6.150% due 07/25/2032	8,387	8,523
5.450% due 03/25/2033	20,366	19,679
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	43	42
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026	344	344
Torrens Trust
5.009% due 07/15/2031	5,524	5,528
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,039
6.800% due 01/25/2028	5,764	5,787
Vendee Mortgage Trust
0.442% due 06/15/2023 (c)	34,525	474
6.500% due 09/15/2024	26,916	27,305
6.819% due 01/15/2030	3,702	3,789
Wachovia Bank Commercial Mortgage Trust
4.061% due 10/15/2041	9,865	9,645
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	84	83
6.245% due 05/25/2033	1,227	1,226
Washington Mutual, Inc.
5.088% due 12/25/2027	2,433	2,432
5.138% due 12/25/2027	45,448	45,511
4.816% due 10/25/2032	9	9
5.129% due 10/25/2032	18,388	18,286
4.597% due 02/27/2034	124	122
5.151% due 06/25/2042	7,329	7,373
5.108% due 10/25/2045	111,699	112,295
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035	500	486
4.320% due 07/25/2035	49,635	47,798
4.950% due 03/25/2036	306,110	303,276
5.164% due 03/25/2036	11,695	11,611

Total Mortgage-Backed Securities (Cost $3,614,575)		3,586,288

ASSET-BACKED SECURITIES 4.3%

AAA Trust
4.918% due 04/25/2035	107,176	107,373
Aames Mortgage Investment Trust
4.938% due 10/25/2035	44,218	44,257
Accredited Mortgage Loan Trust
4.918% due 04/25/2035	1,196	1,196
ACE Securities Corp.
4.908% due 06/25/2035	2,722	2,724
4.888% due 12/25/2035	32,309	32,332
4.968% due 12/25/2035	30,906	30,925
4.898% due 02/25/2036	30,836	30,855
Advanta Mortgage Loan Trust
5.193% due 11/25/2029	495	496
8.250% due 08/25/2030	5,704	5,777
Aegis Asset-Backed Securities Trust
5.018% due 09/25/2034	22,637	22,651
5.020% due 10/25/2034	43,638	43,690
4.968% due 03/25/2035	3,182	3,184
American Express Credit Account Master Trust
5.129% due 11/17/2008	18,000	18,011
Ameriquest Mortgage Securities, Inc.
5.638% due 10/25/2031	1,680	1,682
5.248% due 10/25/2033	304	304
4.928% due 10/25/2035	9,884	9,892
4.898% due 01/25/2036	4,496	4,499
Amortizing Residential Collateral Trust
5.088% due 06/25/2032	676	677
Argent Securities, Inc.
4.938% due 10/25/2035	23,102	23,119
4.958% due 12/25/2035	18,743	18,757
4.898% due 03/25/2036	39,307	39,332
4.898% due 03/25/2036	51,020	51,056
4.822% due 05/25/2036	27,200	27,217
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035	2,082	2,083
4.928% due 11/25/2035	65,565	65,615
4.879% due 04/25/2036	17,200	17,200
BA Master Credit Card Trust
4.869% due 06/15/2008	22,818	22,835
Bank One Issuance Trust
4.799% due 02/17/2009	53,900	53,939
Bear Stearns Asset-Backed Securities, Inc.
5.068% due 02/25/2030	1,976	1,978
5.028% due 07/25/2031	26,091	26,116
5.028% due 09/25/2031	13,536	13,549
5.148% due 10/25/2032	7,923	7,938
5.218% due 10/25/2032	4,401	4,422
4.898% due 11/25/2035	20,065	20,065
4.988% due 12/25/2042	13,062	13,072
5.214% due 06/25/2043	7,072	7,038
Brazos Student Finance Corp.
5.620% due 06/01/2023	10,577	10,660
Capital Auto Receivables Asset Trust
4.839% due 04/16/2007	23,036	23,055
Capital One Multi-Asset Execution Trust
4.320% due 04/15/2009	12,200	12,184
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	39,434	39,460
4.938% due 09/25/2035	57,730	57,773
Cendant Mortgage Corp.
6.000% due 10/21/2033	6,591	6,591
Centex Home Equity
4.908% due 06/25/2035	5,291	5,295
Chase Credit Card Master Trust
4.869% due 09/15/2008	4,175	4,178
4.879% due 03/16/2009	13,215	13,235
Chase Funding Mortgage Loan Asset-Backed Certificates
5.138% due 08/25/2032	4,908	4,914
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035	29,248	29,269
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	37	37
Community Program Loan Trust
4.500% due 10/01/2018	11,230	11,005
4.500% due 04/01/2029	26,000	23,632
Conseco Finance
5.119% due 10/15/2031	2,204	2,205
5.199% due 05/15/2032	145	145
Countrywide Asset-Backed Certificates
5.198% due 03/25/2033	14,551	14,587
4.978% due 08/25/2033	44,184	44,205
4.968% due 05/25/2035	2,152	2,153
4.898% due 06/25/2035	86,305	86,344
4.968% due 06/25/2035	30,244	30,264
4.918% due 07/25/2035	6,813	6,818
4.908% due 08/25/2035	1,225	1,226
4.938% due 11/25/2035	12,857	12,865
4.888% due 02/25/2036	26,566	26,585
4.888% due 02/25/2036	32,743	32,767
4.948% due 02/25/2036	24,656	24,667
4.978% due 02/25/2036	12,684	12,693
4.710% due 03/25/2036	18,727	18,724
4.821% due 03/25/2036	42,000	42,033
4.888% due 04/25/2036	22,373	22,387
Credit-Based Asset Servicing & Securitization
5.138% due 02/25/2030	3,622	3,644
5.368% due 04/25/2032	1,037	1,041
5.138% due 06/25/2032	1,558	1,559
4.928% due 08/25/2035	3,252	3,254
CS First Boston Mortgage Securities Corp.
5.168% due 07/25/2032	2,106	2,110
5.188% due 08/25/2032	1,969	1,974
Delta Funding Home Equity Loan Trust
5.159% due 09/15/2029	371	372
Discover Card Master Trust I
5.124% due 10/16/2013	400	406
Equity One ABS, Inc.
5.098% due 11/25/2032	51	51
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	8	8
First Alliance Mortgage Loan Trust
5.101% due 01/25/2025	40	40
5.536% due 03/20/2031	2,713	2,715
First Franklin Mortgage Loan Asset-Backed Certificates
4.898% due 04/25/2034	6,178	6,182
4.888% due 03/25/2035	17,757	17,770
4.898% due 04/25/2035	19,391	19,405
4.908% due 01/25/2036	54,245	54,283
First Investors Auto Owner Trust
4.568% due 01/16/2007	8,819	8,813
First NLC Trust
4.928% due 09/25/2035	10,930	10,937

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
FMAC Loan Receivables Trust
7.900% due 04/15/2019		$20	$18
6.500% due 09/15/2020		80	61
Ford Credit Auto Owner Trust
4.799% due 01/15/2007		52	52
Fremont Home Loan Trust
4.918% due 06/25/2035		233	234
4.928% due 06/25/2035		13,684	13,692
4.938% due 07/25/2035		26,789	26,806
4.918% due 11/25/2035		23,679	23,697
Green Tree Financial Corp.
6.240% due 11/01/2016		51	50
6.870% due 02/01/2030		1,140	1,136
6.480% due 12/01/2030		55	55
6.160% due 02/01/2031		6,777	6,793
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	114
GSAMP Trust
4.918% due 03/25/2035		2,771	2,773
4.908% due 11/25/2035		8,063	8,068
4.664% due 02/25/2036		24,063	24,078
4.891% due 04/25/2036		49,100	49,123
Home Equity Asset Trust
5.118% due 11/25/2032		154	154
4.918% due 07/25/2035		6,434	6,437
4.928% due 02/25/2036		48,739	48,780
4.898% due 05/25/2036		58,627	58,618
Home Equity Mortgage Trust
4.695% due 05/25/2036		18,682	18,694
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008		15,200	15,193
Household Mortgage Loan Trust
5.076% due 05/20/2032		18,609	18,623
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		22,042	22,056
IMC Home Equity Loan Trust
7.500% due 04/25/2026		109	109
6.978% due 07/25/2026		103	103
7.520% due 08/20/2028		32	32
7.310% due 11/20/2028		57	57
Indymac Home Equity Loan Asset-Backed Trust
5.398% due 07/25/2030		93	93
Indymac Residential Asset-Backed Trust
4.928% due 10/25/2035		82,878	82,944
4.908% due 03/25/2036		64,489	64,523
IXIS Real Estate Capital Trust
4.968% due 09/25/2035		15,000	15,008
JP Morgan Mortgage Acquisition Corp.
4.938% due 09/25/2035		22,590	22,609
4.790% due 02/25/2036		17,700	17,717
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		3,555	3,558
4.898% due 02/25/2036		21,888	21,902
4.740% due 03/25/2036		39,300	39,294
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		89,538	89,599
4.661% due 12/25/2035		17,009	17,019
4.651% due 01/25/2036		49,327	49,362
4.661% due 01/25/2036		16,768	16,778
MBNA Credit Card Master Note Trust
5.249% due 03/15/2010		65,000	65,415
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2035		10,355	10,361
4.850% due 02/25/2037		27,312	27,308
4.880% due 03/25/2037		34,600	34,622
Metris Master Trust
5.096% due 11/20/2009		17,900	17,918
5.166% due 10/20/2010		12,700	12,730
Mid-State Trust
8.330% due 04/01/2030		28,968	30,328
7.340% due 07/01/2035		1,215	1,256
6.340% due 10/15/2036		27,138	27,268
7.791% due 03/15/2038		4,974	5,313
Morgan Stanley ABS Capital I
4.889% due 03/25/2036		47,000	47,000
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033		13	14
Morgan Stanley Capital I
4.822% due 03/25/2036		43,400	43,427
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		233	236
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		5,585	5,680
Nelnet Student Loan Trust
4.915% due 06/22/2011		292	292
4.750% due 08/23/2011		29,300	29,323
4.713% due 07/25/2016		8,900	8,920
New Century Home Equity Loan Trust
7.540% due 06/25/2029		6	6
7.320% due 07/25/2029		2	2
4.988% due 05/25/2034		2,439	2,441
5.068% due 08/25/2034		1,395	1,396
4.928% due 03/25/2035		4,581	4,584
4.878% due 05/25/2036		22,800	22,800
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008		8,100	8,069
Nomura Asset Acceptance Corp.
4.958% due 01/25/2036		26,867	26,876
Novastar Home Equity Loan
5.093% due 04/25/2028		110	110
NPF XII, Inc.
6.240% due 11/01/2024 (b)		49,000	3,038
Park Place Securities, Inc.
4.898% due 06/25/2035		18,163	18,173
4.928% due 08/25/2035		6,133	6,138
Popular ABS Mortgage Pass-Through Trust
4.928% due 08/25/2035		11,417	11,426
4.928% due 09/25/2035		6,430	6,433
Quest Trust
5.248% due 08/25/2011		8,278	8,299
5.378% due 06/25/2034		2,503	2,510
Renaissance Home Equity Loan Trust
5.168% due 08/25/2032		2,433	2,443
5.178% due 11/25/2034		453	455
5.018% due 02/25/2035		1,519	1,519
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		25,025	25,040
4.958% due 05/25/2024		1,460	1,461
4.928% due 01/25/2025		15,518	15,529
4.958% due 02/25/2026		5,847	5,852
4.958% due 05/25/2026		3	3
4.988% due 05/25/2027		7,065	7,070
4.948% due 06/25/2027		8,710	8,718
5.058% due 09/25/2031		31,419	31,463
5.118% due 01/25/2034		19,284	19,309
4.918% due 12/25/2034		23,256	23,275
4.948% due 01/25/2035		5,113	5,117
4.928% due 02/25/2035		2,876	2,879
Residential Asset Securities Corp.
4.898% due 10/27/2024		56,664	56,699
4.918% due 03/25/2025		2,867	2,870
4.918% due 09/25/2025		2,492	2,494
4.918% due 05/25/2027		52,616	52,658
4.854% due 06/25/2027		36,000	36,028
4.918% due 10/25/2028		25,351	25,370
4.651% due 03/25/2036		14,017	14,015
Residential Mortgage Loan Trust
6.125% due 09/25/2029		43	43
SACO I, Inc.
4.928% due 10/25/2033		20,857	20,870
4.918% due 11/25/2033		19,455	19,463
4.898% due 01/25/2034		11,827	11,827
Salomon Brothers Mortgage Securities
5.098% due 09/25/2028		2,813	2,818
5.118% due 03/25/2032		1,827	1,833
Saxon Asset Securities Trust
5.078% due 11/25/2033		545	546
4.978% due 08/25/2035		5,654	5,658
Securitized Asset Backed Receivables LLC Trust
4.888% due 10/25/2035		12,576	12,585
SLM Student Loan Trust
5.360% due 10/25/2010		59	59
4.593% due 01/25/2012		61,197	61,235
4.783% due 07/25/2012		19,661	19,694
4.593% due 01/25/2013		53,195	53,227
4.633% due 01/25/2013		11,367	11,371
4.712% due 01/25/2013		31,500	31,522
4.653% due 04/25/2014		11,160	11,173
4.723% due 07/25/2014		18,897	18,949
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		35,993	36,023
4.190% due 05/25/2035		34,432	34,453
4.978% due 07/25/2035		10,000	10,007
4.888% due 02/25/2036		57,515	57,556
4.768% due 03/25/2036		14,100	14,100
4.910% due 04/25/2036		15,200	15,205
4.890% due 05/25/2036		43,600	43,627
Specialty Underwriting & Residential Finance
5.148% due 06/25/2034		1	1
4.968% due 10/25/2035		1,445	1,446
4.650% due 12/25/2036		39,183	39,207
Standard Credit Card Master Trust
7.500% due 04/07/2008		13,100	13,111
Structured Asset Investment Loan Trust
4.968% due 10/25/2013		138	139
5.168% due 04/25/2033		2,194	2,198
Structured Asset Securities Corp.
5.108% due 02/25/2032		6,683	6,712
5.018% due 10/25/2034		9,847	9,857
4.908% due 02/25/2035		3,837	3,840
4.938% due 03/25/2035		3,784	3,787
4.938% due 03/25/2035		34,352	34,381
4.900% due 04/25/2035		52,239	50,735
4.918% due 06/25/2035		12,819	12,828
4.850% due 02/25/2036		22,300	22,317
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		11,300	11,307
Terwin Mortgage Trust
4.938% due 07/25/2035		12,663	12,673
4.968% due 04/25/2036		6,508	6,513
Toyota Auto Receivables Owner Trust
4.779% due 08/15/2007		1,023	1,023
USAA Auto Owner Trust
5.030% due 11/17/2007		16,700	16,692
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035		36,411	36,440
Washington Mutual Bank
4.891% due 05/25/2036		20,104	20,113
Wells Fargo Home Equity Trust
4.988% due 09/25/2034		5,001	5,005
WFS Financial Owner Trust
3.590% due 10/19/2009		29,485	29,084
WMC Mortgage Loan Pass-Through Certificates
5.649% due 10/15/2029		4,989	4,994
5.429% due 05/15/2030		4,629	4,633

Total Asset-Backed Securities (Cost $4,026,136)			3,991,247

SOVEREIGN ISSUES 1.0%

Brazilian Government International Bond
5.188% due 04/15/2006		19,020	18,854
5.250% due 04/15/2009		50,441	50,456
10.710% due 06/29/2009		2,900	3,368
5.250% due 04/15/2012		29,889	29,949
10.500% due 07/14/2014		9,800	12,225
8.000% due 01/15/2018		184,321	200,173
8.875% due 10/14/2019		24,900	28,822
China Development Bank
5.000% due 10/15/2015		29,300	27,865
Colombia Government International Bond
10.750% due 01/15/2013		90	112
Hong Kong Government International Bond
5.125% due 08/01/2014		150	147
Hydro Quebec
5.125% due 09/29/2049		5,600	5,276
Korea Development Bank
7.250% due 05/15/2006		50	50
4.750% due 07/20/2009		200	196
5.001% due 10/20/2009		100	101
Korea Highway Corp.
5.125% due 05/20/2015		100	95
Mexico Government International Bond
10.375% due 02/17/2009		310	349
7.500% due 01/14/2012		1	1
6.375% due 01/16/2013		1	1
8.125% due 12/30/2019		1,100	1,295
8.000% due 09/24/2022		10,460	12,254
8.300% due 08/15/2031		38,180	46,236
Panama Government International Bond
9.625% due 02/08/2011		12,600	14,584
9.375% due 07/23/2012		49,060	57,155
8.875% due 09/30/2027		29,750	36,295
6.700% due 01/26/2036		58,230	58,405
Peru Government International Bond
9.125% due 01/15/2008		4,830	5,096
9.125% due 02/21/2012		65,175	73,974
9.875% due 02/06/2015		4,200	4,977
5.000% due 03/07/2017		10,670	10,110
5.000% due 03/07/2017		10,863	10,374
Russia Government International Bond
5.000% due 03/31/2030		133,635	146,941
South Africa Government International Bond
6.500% due 06/02/2014		27,000	28,451
Ukraine Government International Bond
6.875% due 03/04/2011		8,000	8,104

	Shares

United Mexican States Value Recovery Rights
0.000% due 06/30/2006		2,000,000	28
0.000% due 06/30/2007		2,000,000	51

Total Sovereign Issues (Cost $821,293)			892,370

	Principal Amount (000s)

FOREIGN CURRENCY-DENOMINATED ISSUES (o) 0.8%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	2,300	3,092
Canadian Government Bond
3.000% due 06/01/2006	C$	791	676
El Paso Corp.
7.125% due 05/06/2009	EC	63,300	81,217
Ford Motor Credit Co.
5.625% due 06/06/2006		5,000	6,069
6.750% due 01/14/2008		8,000	9,580
5.250% due 06/16/2008		15,000	8,793
French Treasury Note
4.500% due 07/12/2006		298,500	363,269
Gaz Capital
5.875% due 06/01/2015		20,000	25,503
General Motors Acceptance Corp.
4.375% due 09/26/2006		3,000	3,612
HBOS PLC
4.875% due 03/29/2049		14,090	17,653
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008		39,411	48,400
JSG Holding PLC
5.216% due 11/29/2013		4,217	5,179
5.471% due 11/29/2013		7,915	9,723
5.876% due 11/29/2014		1,789	2,200
5.886% due 11/29/2014		1,346	1,654
5.917% due 11/29/2014		1,193	1,467
5.966% due 11/29/2014		2,319	2,856
5.971% due 11/29/2014		4,353	5,361
JSG Packaging
5.376% due 11/29/2013		3,253	4,000
5.386% due 11/29/2013		2,446	3,009
5.417% due 11/29/2013		2,169	2,667
KBC Bank Funding Trust I
8.220% due 11/29/2049		5,000	6,897

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Lloyds TSB Capital
7.375% due 02/07/2049		$26,000	$36,531
Mexico Government International Bond
6.750% due 06/06/2006	JY	2,000,000	17,198
New Zealand Government Bond
4.500% due 02/15/2016	N$	81,500	68,094
Poland Government Bond
5.750% due 03/24/2010	PZ	54,490	17,437
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	89

Total Foreign Currency-Denominated Issues (Cost $688,618)			752,226

	Notional Amount (000s)

PURCHASED CALL OPTIONS (o) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	461,000	317
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$2,300,000	23
Strike @ 4.500% Exp. 04/06/2006		1,588,100	0
Strike @ 4.750% Exp. 05/02/2006		3,374,000	7
Strike @ 4.500% Exp. 08/07/2006		2,345,000	159
Strike @ 4.750% Exp. 08/07/2006		3,988,000	1,340
Strike @ 4.750% Exp. 08/08/2006		1,174,000	400
Strike @ 4.500% Exp. 10/04/2006		1,295,300	291
Strike @ 4.250% Exp. 10/11/2006		1,768,000	111
Strike @ 4.250% Exp. 10/12/2006		1,567,000	100
Strike @ 4.500% Exp. 10/18/2006		3,050,000	857
Strike @ 4.250% Exp. 10/19/2006		507,000	38
Strike @ 4.250% Exp. 10/24/2006		912,000	75
Strike @ 4.250% Exp. 10/25/2006		2,320,000	193
Strike @ 4.800% Exp. 12/22/2006		2,674,000	4,180
Strike @ 5.000% Exp. 03/08/2007		4,222,000	14,718
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		435,700	0

	# of Contracts

U.S. Treasury 30-Year Bonds June Futures (CBOT)
Strike @ $114.000 Exp. 05/26/2006		2,000	156
Strike @ $115.000 Exp. 05/26/2006		2,000	62

Total Purchased Call Options (Cost $140,783)			23,027

PURCHASED PUT OPTIONS 0.1%

90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		25,205	157
Strike @ $92.000 Exp. 12/18/2006		63,487	397
Strike @ $92.250 Exp. 12/18/2006		18,522	116
Strike @ $92.500 Exp. 12/18/2006		19,845	124
90-Day Eurodollar June Futures (CME)
Strike @ $93.000 Exp. 06/19/2006		51,367	321
Strike @ $93.250 Exp. 06/19/2006		15,000	94
Strike @ $93.500 Exp. 06/19/2006		5,500	34
Strike @ $94.000 Exp. 06/19/2006		25,879	162
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		60,429	378
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		27,983	175
Strike @ $92.750 Exp. 09/18/2006		6,300	39
Strike @ $93.000 Exp. 09/18/2006		10,733	67

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY126.500 Exp. 05/09/2006		$1,215,000	96,854
Strike @ JY115.000 Exp. 05/18/2006		95,600	634
Strike @ JY115.000 Exp. 05/26/2006		456,300	3,659
Strike @ JY116.000 Exp. 05/26/2006		200,800	2,009

Total Purchased Put Options (Cost $115,852)			105,220

	Shares

PREFERRED SECURITY 0.0%

TECO Energy, Inc.
5.934% due 01/15/2007		1,600,000	40,375

Total Preferred Security (Cost $40,566)			40,375

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (o) 32.9%

Certificates of Deposit 3.6%

Barclays Bank PLC
4.485% due 01/29/2007		$556,970	556,884
Citibank New York N.A.
4.575% due 04/25/2006		94,000	94,000
4.615% due 04/27/2006		150,000	150,000
4.720% due 05/22/2006		45,100	45,100
4.730% due 05/22/2006		150,000	150,000
4.750% due 05/23/2006		405,000	405,000
4.720% due 06/07/2006		350,000	350,000
4.720% due 06/13/2006		16,000	16,000
4.860% due 06/13/2006		200,000	200,000
4.910% due 06/23/2006		260,000	260,000
Societe Generale N.A.
4.500% due 04/10/2006		130,000	130,000
Unicredito Italiano SpA
4.745% due 05/23/2006		123,000	123,000
4.860% due 06/13/2006		500,000	500,000
4.882% due 06/16/2006		355,000	355,000

			3,334,984

Commercial Paper 22.0%

ABN AMRO North America
4.480% due 04/20/2006		119,700	119,447
Anz (Delaware), Inc.
4.420% due 04/05/2006		142,300	142,265
4.480% due 04/19/2006		118,000	117,765
4.625% due 05/15/2006		33,600	33,419
4.645% due 05/16/2006		50,530	50,250
ANZ National (Int’l) Ltd.
4.510% due 04/24/2006		150,000	149,605
4.860% due 07/10/2006		570	562
ASB Bank Ltd.
4.420% due 04/04/2006		20,800	20,797
4.580% due 04/07/2006		13,000	12,993
4.490% due 04/18/2006		125,000	124,766
4.570% due 04/20/2006		19,700	19,657
4.600% due 04/28/2006		30,950	30,851
4.650% due 05/05/2006		24,200	24,100
4.620% due 05/08/2006		2,600	2,588
4.650% due 05/10/2006		300	299
4.500% due 05/31/2006		38,330	38,052
4.725% due 06/02/2006		40,200	39,861
4.875% due 06/30/2006		862	851
Bank of America Corp.
4.450% due 04/12/2006		316,400	316,048
4.415% due 04/13/2006		200,000	199,755
4.605% due 05/10/2006		219,000	217,963
4.655% due 05/17/2006		202,400	201,248
4.685% due 05/24/2006		180,400	179,203
4.760% due 06/06/2006		350,000	346,860
4.815% due 06/19/2006		167,000	165,203
Bank of Ireland
4.500% due 04/20/2006		67,700	67,556
4.550% due 04/26/2006		50,000	49,855
4.680% due 05/23/2006		700	695
4.675% due 05/24/2006		325,000	322,848
4.775% due 06/09/2006		27,400	27,143
Barclays U.S. Funding Corp.
4.460% due 04/11/2006		4,200	4,196
4.500% due 04/17/2006		36,400	36,336
4.500% due 04/18/2006		186,100	185,751
4.645% due 05/15/2006		4,500	4,476
4.675% due 05/22/2006		14,800	14,706
4.840% due 06/27/2006		36,400	35,968
BNP Paribas Finance
4.810% due 04/03/2006		1,000,000	1,000,000
4.420% due 04/04/2006		26,800	26,797
4.430% due 04/20/2006		18,600	18,561
4.472% due 05/09/2006		300,000	298,658
4.480% due 05/10/2006		18,800	18,713
4.800% due 07/13/2006		1,900	1,873
4.830% due 07/17/2006		130,500	128,592
Caisse d’Amortissement de la Dette Sociale
4.540% due 05/24/2006		41,500	41,233
4.595% due 05/30/2006		191,000	189,610
4.800% due 06/14/2006		109,300	108,199
CBA (de) Finance
4.440% due 04/10/2006		127,900	127,790
4.740% due 04/28/2006		31,725	31,621
4.660% due 05/22/2006		32,200	31,996
4.760% due 05/22/2006		32,400	32,190
4.720% due 06/05/2006		54,000	53,523
4.780% due 06/14/2006		36,100	35,736
4.810% due 06/20/2006		4,900	4,847
4.820% due 06/30/2006		55,600	54,917
Citigroup Funding, Inc.
4.575% due 04/24/2006		125,000	125,000
Cox Communications, Inc.
4.720% due 07/17/2006		117,700	117,700
4.990% due 09/15/2006		85,000	85,000
Danske Corp.
4.415% due 04/06/2006		195,000	194,928
4.420% due 04/06/2006		1,600	1,599
4.480% due 04/06/2006		21,100	21,092
4.490% due 04/24/2006		11,800	11,769
4.510% due 04/26/2006		32,100	32,008
4.760% due 05/03/2006		55,400	55,180
4.660% due 05/22/2006		16,900	16,793
4.670% due 05/24/2006		124,000	123,180
4.700% due 06/01/2006		33,500	33,242
4.760% due 06/01/2006		1,400	1,389
4.710% due 06/02/2006		14,300	14,179
4.720% due 06/06/2006		134,000	132,798
4.740% due 06/08/2006		17,300	17,140
4.830% due 06/26/2006		27,500	27,177
4.870% due 07/13/2006		9,700	9,564

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Dexia Delaware LLC
4.425% due 04/04/2006	$30,400	$30,396
4.580% due 04/04/2006	300	300
4.430% due 04/06/2006	209,200	209,123
4.415% due 04/13/2006	12,700	12,684
4.480% due 04/18/2006	157,400	157,106
4.550% due 04/26/2006	68,543	68,344
4.795% due 06/15/2006	372,600	368,796
4.840% due 06/22/2006	73,700	72,876
4.840% due 06/27/2006	10,200	10,079
4.850% due 06/27/2006	210,390	207,893
DnB NORBank ASA
4.425% due 04/05/2006	29,700	29,693
4.735% due 04/24/2006	200	199
4.710% due 06/01/2006	13,200	13,098
4.780% due 06/08/2006	1,263	1,251
4.750% due 06/12/2006	15,700	15,546
European Investment Bank
4.470% due 04/19/2006	29,000	28,942
Fannie Mae
4.316% due 04/03/2006	316,100	316,100
4.331% due 04/05/2006	87,501	87,480
4.334% due 04/05/2006	184	184
4.340% due 04/05/2006	13,090	13,087
4.365% due 04/12/2006	3,200	3,197
4.368% due 04/12/2006	7,550	7,542
4.370% due 04/12/2006	7,700	7,691
4.349% due 04/19/2006	95,036	94,850
4.435% due 04/26/2006	99,400	99,118
4.437% due 04/26/2006	119,557	119,217
4.495% due 05/03/2006	29,000	28,891
4.388% due 05/10/2006	14,200	14,132
4.340% due 05/24/2006	3,900	3,876
4.355% due 05/31/2006	73,725	73,208
4.643% due 06/07/2006	19,189	19,014
4.683% due 06/21/2006	9,378	9,274
4.735% due 06/21/2006	52,600	52,019
4.678% due 06/28/2006	7,400	7,311
4.680% due 06/28/2006	2,100	2,075
4.470% due 07/19/2006	21,168	20,853
Federal Home Loan Bank
4.630% due 04/03/2006	1,300	1,300
4.540% due 04/12/2006	5,000	4,994
4.640% due 04/17/2006	800	799
4.623% due 04/19/2006	5,242	5,231
4.628% due 04/19/2006	6,000	5,988
4.434% due 04/26/2006	23,600	23,530
4.438% due 04/26/2006	200,000	199,433
4.461% due 04/28/2006	34,717	34,608
4.499% due 04/28/2006	54,700	54,523
4.690% due 05/26/2006	500	497
4.665% due 06/09/2006	64,699	64,091
4.730% due 06/21/2006	1,700	1,681
ForeningsSparbanken AB
4.400% due 04/10/2006	267,900	267,671
4.480% due 04/20/2006	9,500	9,480
4.795% due 06/15/2006	2,400	2,375
4.860% due 07/05/2006	20,500	20,234
4.890% due 08/24/2006	379	371
Fortis Funding LLC
4.630% due 04/10/2006	20,000	19,982
Freddie Mac
4.650% due 04/03/2006	2,667,100	2,667,100
4.330% due 04/04/2006	6,063	6,062
4.335% due 04/04/2006	702	702
4.340% due 04/10/2006	11,097	11,088
4.360% due 04/11/2006	47,137	47,091
4.337% due 04/13/2006	6,000	5,993
4.390% due 04/18/2006	26,900	26,851
4.391% due 04/18/2006	2,177	2,173
4.225% due 04/25/2006	83,300	83,085
4.480% due 04/28/2006	11,400	11,365
4.345% due 05/08/2006	13,099	13,044
4.650% due 05/30/2006	4,000	3,971
4.640% due 06/06/2006	56,900	56,390
4.678% due 06/13/2006	7,700	7,623
4.410% due 06/19/2006	2,600	2,572
4.750% due 06/27/2006	55,926	55,262
4.785% due 09/12/2006	9,436	9,223
4.875% due 09/26/2006	53,550	52,239
General Electric Capital Corp.
4.600% due 05/09/2006	14,400	14,334
HBOS Treasury Services PLC
4.435% due 04/06/2006	41,000	40,985
4.500% due 04/18/2006	67,000	66,874
4.700% due 04/20/2006	14,126	14,095
4.610% due 05/09/2006	5,400	5,375
4.650% due 05/17/2006	34,100	33,906
4.660% due 05/17/2006	6,000	5,966
4.670% due 05/18/2006	13,000	12,924
4.670% due 05/24/2006	18,200	18,080
4.710% due 06/01/2006	92,600	91,885
4.715% due 06/02/2006	45,200	44,819
4.780% due 06/09/2006	2,820	2,794
4.795% due 06/14/2006	45,900	45,438
4.795% due 06/15/2006	3,900	3,860
4.810% due 06/15/2006	83,000	82,153
4.800% due 06/16/2006	22,300	22,069

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
ING U.S. Funding LLC
4.500% due 04/21/2006	$2,000	$1,995
4.510% due 04/24/2006	12,500	12,467
4.630% due 04/28/2006	700	698
4.750% due 05/01/2006	23,500	23,413
4.750% due 05/02/2006	58,600	58,376
4.600% due 05/08/2006	40,000	39,821
Istituto Bancario San Paolo
4.760% due 05/30/2006	211,000	211,000
4.880% due 06/16/2006	200,000	200,000
IXIS Commercial Paper Corp.
4.410% due 04/04/2006	6,900	6,899
4.440% due 04/19/2006	27,800	27,745
4.600% due 05/04/2006	29,100	28,985
4.690% due 06/05/2006	11,800	11,696
Lloyds TSB Bank PLC
4.415% due 04/06/2006	403,700	403,551
National Australia Funding, Inc.
4.650% due 04/04/2006	304,405	304,366
4.620% due 04/05/2006	312,000	311,920
4.660% due 04/10/2006	147,200	147,067
Nordea N.A., Inc.
4.610% due 04/11/2006	44,800	44,754
4.485% due 04/19/2006	77,800	77,645
4.680% due 04/19/2006	45,000	44,906
4.500% due 04/20/2006	7,300	7,284
4.550% due 04/25/2006	5,000	4,986
4.560% due 04/28/2006	13,000	12,959
4.605% due 05/09/2006	15,800	15,727
4.650% due 05/15/2006	1,300	1,293
4.690% due 05/24/2006	398,500	395,852
4.690% due 05/25/2006	13,900	13,806
4.800% due 05/25/2006	650	645
4.710% due 06/01/2006	101,500	100,717
4.830% due 06/01/2006	3,000	2,976
4.740% due 06/02/2006	10,600	10,511
4.770% due 06/05/2006	2,005	1,987
Oesterreichische
4.630% due 04/28/2006	22,000	21,929
4.755% due 05/22/2006	76,400	75,906
Rabobank USA Financial Corp.
4.830% due 04/03/2006	17,100	17,100
4.690% due 04/11/2006	942	941
4.360% due 05/08/2006	100,000	99,576
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	23,100	23,033
4.650% due 05/17/2006	78,700	78,253
Sanofi-Aventis
4.570% due 04/12/2006	22,900	22,874
4.610% due 04/19/2006	6,800	6,786
Skandinaviska Enskilda Banken AB
4.610% due 04/21/2006	24,000	23,945
4.830% due 06/22/2006	28,700	28,379
4.840% due 06/22/2006	15,000	14,832
4.910% due 06/26/2006	50,000	50,000
4.855% due 06/29/2006	36,300	35,859
Societe Generale N.A.
4.420% due 04/04/2006	11,700	11,699
4.430% due 04/06/2006	17,300	17,294
4.430% due 04/20/2006	51,200	51,093
4.440% due 04/20/2006	5,000	4,990
4.670% due 05/22/2006	4,600	4,571
4.670% due 05/23/2006	400	397
4.760% due 06/12/2006	26,600	26,339
Spintab AB
4.460% due 04/03/2006	3,000	3,000
4.470% due 04/12/2006	2,800	2,797
4.550% due 04/12/2006	2,600	2,597
4.510% due 04/24/2006	68,700	68,519
4.610% due 05/03/2006	54,350	54,141
4.640% due 05/15/2006	1,100	1,094
4.700% due 05/26/2006	44,600	44,291
4.730% due 06/01/2006	4,800	4,763
4.760% due 06/02/2006	10,215	10,129
St. George Bank
4.840% due 06/27/2006	59,200	58,497
Stadshypoket Delaware, Inc.
4.510% due 04/24/2006	87,500	87,270
4.610% due 05/18/2006	73,500	73,076
4.660% due 05/19/2006	83,700	83,202
4.750% due 06/01/2006	3,700	3,671
Svenska Handelsbanken, Inc.
4.495% due 04/24/2006	5,000	4,987
4.565% due 04/28/2006	17,300	17,245
4.770% due 06/14/2006	12,700	12,572
Toronto Dominion Holdings USA, Inc.
4.490% due 04/18/2006	81,930	81,777
4.480% due 04/19/2006	36,500	36,427
TotalFinaElf Capital S.A.
4.540% due 04/03/2006	6,800	6,800
4.750% due 04/28/2006	36,939	36,817
Toyota Motor Credit Corp.
4.630% due 05/17/2006	88,400	87,900
4.630% due 05/18/2006	150,000	149,132
UBS Finance Delaware LLC
4.830% due 04/03/2006	304,900	304,900
4.430% due 04/10/2006	76,800	76,734
4.440% due 04/10/2006	243,300	243,090
4.480% due 04/10/2006	15,450	15,437
4.600% due 04/10/2006	2,949	2,946
4.470% due 04/12/2006	6,200	6,193
4.415% due 04/17/2006	64,100	63,990
4.480% due 04/20/2006	68,200	68,056
4.490% due 04/20/2006	27,719	27,660
4.505% due 04/24/2006	37,500	37,401
4.560% due 04/24/2006	5,900	5,884
4.440% due 04/28/2006	6,500	6,480
4.600% due 05/08/2006	18,000	17,919
4.480% due 05/10/2006	359,000	357,347
4.775% due 05/10/2006	91,780	91,330
4.660% due 05/22/2006	25,800	25,636
4.670% due 05/23/2006	23,900	23,745
4.800% due 05/23/2006	1,400	1,391
4.530% due 05/24/2006	54,900	54,548
4.810% due 05/24/2006	4,700	4,668
4.640% due 06/06/2006	17,400	17,244
4.850% due 06/29/2006	32,100	31,710
4.790% due 07/07/2006	36,000	35,523
4.820% due 07/07/2006	8,470	8,358
Westpac Capital Corp.
4.490% due 04/11/2006	79,600	79,521
4.535% due 04/26/2006	365,000	363,942
4.715% due 05/30/2006	27,400	27,195
4.720% due 06/02/2006	310,500	307,882
4.730% due 06/05/2006	33,300	33,006
4.780% due 06/05/2006	5,000	4,956
4.585% due 06/13/2006	391,000	387,113
4.845% due 06/26/2006	197,300	194,986

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Westpac Trust Securities NZ Ltd.
4.440% due 04/21/2006		135,900	135,598
4.520% due 04/25/2006		147,200	146,793
4.440% due 04/28/2006		16,100	16,050
4.560% due 04/28/2006		200,500	199,865
4.660% due 05/22/2006		2,000	1,987
4.885% due 06/30/2006		100,000	98,771

			20,616,558

Tri-Party Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.625%-4.875% due 02/15/2007-03/14/2008 valued at $138,605. Repurchase proceeds are $135,937.)		135,887	135,887

Repurchase Agreement 1.4%

UBS Warburg LLC
4.480% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016 - 08/15/2027 valued at $1,313,548. Repurchase proceeds are $1,285,873.)		1,285,400	1,285,400

Belgium Treasury Bills 0.0%

2.492% due 04/13/2006-07/13/2006 (g)	EC	26,480	32,015

France Treasury Bills 1.6%

2.513% due 04/06/2006-08/03/2006 (g)		1,207,945	1,456,505

Germany Treasury Bills 2.1%

2.507% due 04/12/2006-08/16/2006 (g)		1,628,320	1,961,299

Netherlands Treasury Bills 0.9%

2.461% due 04/28/2006-07/31/2006 (g)		658,580	796,182

Spain Treasury Bill 0.1%

2.490% due 08/18/2006		84,300	101,112

U.S. Treasury Bills 1.1%

4.453% due 04/06/2006-06/15/2006 (g)(h)(i)(j)		$1,052,065	1,042,947

Total Short-Term Instruments (Cost $30,730,512)			30,762,889

Total Investments (a) (Cost $109,207,942)		115.7%	$108,222,948

Written Options (n) (Premiums $289,868)		(0.3)%	(259,903)

Other Assets and Liabilities (Net)		(15.4)%	(14,425,052)

Net Assets		100.0%	$93,537,993

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,658,151 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal only security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Residual Interest bond.
(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(h)	Securities with an aggregate market value of $507 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(i)	Securities with an aggregate market value of $209,340 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(j)	Securities with an aggregate market value of $689,492 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	85,017	(89,132)
90-Day Eurodollar December Futures	Long	12/2007	32,076	(24,924)
90-Day Eurodollar December Futures	Short	12/2008	134	60
90-Day Eurodollar June Futures	Long	06/2007	80,834	(83,096)
90-Day Eurodollar June Futures	Short	06/2008	134	60
90-Day Eurodollar March Futures	Long	03/2007	137,566	(147,275)
90-Day Eurodollar March Futures	Short	03/2008	134	60
90-Day Eurodollar September Futures	Long	09/2007	58,220	(52,596)
90-Day Eurodollar September Futures	Short	09/2008	134	60
Euro-Bobl 5-Year Note Futures	Short	06/2006	34,632	23,861
Euro-Bund 10-Year Note Futures	Short	06/2006	3,000	5,228
U.S. Treasury 2-Year Note Futures	Long	06/2006	8	(2)
U.S. Treasury 5-Year Note Futures	Long	06/2006	6,897	(5,343)
U.S. Treasury 10-Year Note Futures	Long	06/2006	21,012	(17,066)
U.S. Treasury 30-Year Bond Futures	Short	06/2006	15,000	14,642
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @95.500	Short	12/2006	3,043	(821)

				$(376,284)

(k)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$619,000	$(71)

Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	199,000	(37)

Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	338,000	(64)

Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	50,000	0

		(172)

l	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(4,118)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	3,020
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		92,900	(484)
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	(3,735)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	(1,494)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	(1,794)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		54,200	(162)
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	(2,918)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	170
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	115
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	241
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	920
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(739)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		11,800,000	1,501
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(940)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(4,895)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$48,000	(643)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		565,500	(29,299)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		2,034,700	(12,537)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		137,600	(1,834)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		235,000	(14,462)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2026		38,700	(1,014)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		636,500	(31,877)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		282,300	(5,795)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		190,400	(1,484)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		253,000	(13,154)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		205,300	(2,736)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		166,400	(3,413)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		187,600	(1,529)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		270,400	(15,688)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		170,700	(3,501)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		890,400	(53,807)

							$(208,085)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006	$10,000	$(176)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,500	(26)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	24,100	(85)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006	25,000	(56)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	20,000	297
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007	25,000	233
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	9,600	109
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	10,000	(153)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	78
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	131
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	594
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	(213)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006	20,000	72
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	18,300	42
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.350%	06/20/2006	9,500	91
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	13,700	(81)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	7,500	(46)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	(128)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	(114)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	03/20/2007	25,000	227
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	9,700	203
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	800	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	23,000	427
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007	10,000	138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,100	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	8,200	(129)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	50
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	6,050	(21)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	10,000	71
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	230
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	481
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	287
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%	12/20/2006	15,000	260
Deutsche Bank AG	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	200,000	(727)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	(31)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	(62)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	(36)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(35)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(9)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%	12/20/2006	5,600	115
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	12,000	273
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	(139)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	(108)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	481
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(389)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(798)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	545,300	(2,713)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	(22)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	42
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	181
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(35)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	(17)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	(165)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	20,000	207
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(157)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	(6)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	12,000	31
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	54
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	41
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	39
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	102
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	(318)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(40)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	209
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	73
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	96
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	(1,542)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(111)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	20
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	(25)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(11)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	14
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(65)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(16)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(21)
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	03/20/2007	15,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	(140)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(90)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	(114)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	127
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	94
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260)%	09/20/2010	5,900	(201)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(503)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	(393)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	(151)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	9.150%	12/20/2006	10,000	326
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	72
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	20
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	42
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	45
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	156
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(49)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(39)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(14)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(37)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	(41)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	09/20/2006	25,000	166
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	23,000	330
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	(85)
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	186
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	396
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	135
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(103)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	(174)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(44)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200)%	10/20/2010	10,000	(426)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	49
Morgan Stanley Dean Witter & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	(373)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	03/20/2016	22,400	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	17,000	(62)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	14,000	(42)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	22,000	(81)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	12,300	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	12/20/2006	15,000	(119)
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%	03/20/2007	40,000	249
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	215
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	6,000	136
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	270
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.750%	03/20/2011	5,000	24
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	(8)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	167,500	(1,195)

						$(4,296)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(m)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$645	$616	0.00%
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	2,667	2,605	0.00
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	1,176	1,077	0.00
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	234,600	234,600	0.25
UAL Equipment Trust	11.080%	05/27/2006	12/28/2001	1,001	1,314	0.00
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	718	689	0.00
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,680	2,703	0.00

				$243,487	$243,604	0.25%

(n)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	5,690	$1,226	$89
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	21,273	8,051	1,330
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	2,938	679	551
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3,583	974	90
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	28,452	5,835	7,558
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	10,168	6,481	9,278
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	96,430	76,415	133,797
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	14,432	16,090	27,872
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	3,725	3,480	5,192
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	6,774	3,538	5,250
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	18,534	14,340	24,442
Put - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3,583	4,198	6,875

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$95,600	341	191
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	162,100	838	425
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	294,200	2,148	778

					$144,634	$223,718

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	118,900	$1,767	$476
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,655	12,177
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$217,000	1,508	57
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		768,000	7,296	6,083
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		546,000	3,979	5
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	313
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	673
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		439,000	4,236	3,477
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		680,000	5,151	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		1,452,000	9,221	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		1,715,000	14,037	1,617
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		761,000	5,689	164
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		1,220,000	12,029	1,070
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		1,001,000	7,063	303
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		674,000	4,887	148
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		93,000	928	82
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006		1,056,900	13,093	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		437,000	3,256	4
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		1,007,000	6,457	219
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		500,000	4,713	479
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		90,000	1,074	61
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		978,000	12,836	3,827
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		609,000	6,779	4,823
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		393,000	2,889	111

								$145,234	$36,185

(o)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	168,711	05/2006	$0	$(1,844)	$(1,844)
Buy	BR	72,386	07/2006	1,156	0	1,156
Sell		72,386	07/2006	79	0	79
Buy	C$	22,531	05/2006	0	(19)	(19)
Buy	CP	18,879,274	07/2006	30	(21)	9
Sell		18,879,274	07/2006	0	(484)	(484)
Buy		31,774,486	08/2006	562	0	562
Sell		31,774,486	08/2006	0	(863)	(863)
Buy	CY	742,913	03/2007	0	(304)	(304)
Buy	EC	1,536,371	04/2006	9,276	(2,853)	6,423
Sell		1,273,697	04/2006	16,157	0	16,157
Sell		3,571,038	06/2006	39	(31,035)	(30,996)
Buy	JY	18,165,200	04/2006	0	(564)	(564)
Buy		153,404,209	05/2006	1,039	(1,970)	(931)
Sell		163,047,598	05/2006	2,237	(815)	1,422
Buy	KW	33,866,800	07/2006	360	0	360
Buy		69,962,458	08/2006	9	(208)	(199)
Buy		26,381,168	09/2006	70	0	70
Buy	MP	748,050	08/2006	0	(2,309)	(2,309)
Sell		748,050	08/2006	106	0	106
Buy		194,461	09/2006	0	(426)	(426)
Sell		194,461	09/2006	25	0	25
Sell	N$	58,583	04/2006	1,810	0	1,810
Buy	PN	55,873	05/2006	0	(446)	(446)
Sell		55,873	05/2006	8	0	8
Buy		138,675	08/2006	0	(1,043)	(1,043)
Sell		138,675	08/2006	53	(5)	48
Buy		62,553	09/2006	0	(261)	(261)
Sell		62,553	09/2006	0	(37)	(37)
Buy	PZ	118,668	05/2006	0	(531)	(531)
Sell		118,668	05/2006	0	(262)	(262)
Buy		57,120	08/2006	0	(378)	(378)
Sell		57,120	08/2006	0	(147)	(147)
Buy		60,986	09/2006	0	(113)	(113)
Sell		60,986	09/2006	0	(154)	(154)
Buy	RP	756,651	05/2006	369	0	369
Buy		730,634	08/2006	2	0	2
Buy		1,199,042	09/2006	127	0	127
Buy	RR	441,804	07/2006	166	0	166
Buy		1,834,554	08/2006	1,041	0	1,041
Buy		564,420	09/2006	0	(40)	(40)
Buy	S$	28,025	04/2006	159	0	159
Buy		26,132	07/2006	48	0	48
Buy		74,996	08/2006	348	0	348
Buy		29,795	09/2006	74	0	74
Buy	SR	13,046	05/2006	0	(16)	(16)
Sell		13,046	05/2006	0	(51)	(51)
Buy		137,665	08/2006	0	(231)	(231)
Sell		137,665	08/2006	0	(537)	(537)
Buy	SV	522,297	08/2006	0	(94)	(94)
Sell		522,297	08/2006	0	(208)	(208)
Buy		2,182,256	09/2006	170	(26)	144
Sell		2,182,256	09/2006	0	(880)	(880)
Buy	T$	1,813,391	08/2006	0	(381)	(381)
Buy		577,873	09/2006	0	(78)	(78)

				$35,520	$(49,634)	$(14,114)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 8, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 8, 2006